================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                               -----------------

                                  FORM N-CSR

                               -----------------

                  CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-6067

                               -----------------

                       DIMENSIONAL INVESTMENT GROUP INC.
              (Exact name of registrant as specified in charter)

                               -----------------

              6300 Bee Cave Road, Building One, Austin, TX 78746
              (Address of principal executive offices) (Zip code)

                               -----------------

          Catherine L. Newell, Esquire, Vice President and Secretary
                      Dimensional Investment Group Inc.,
              6300 Bee Cave Road, Building One, Austin, TX 78746
                    (Name and address of agent for service)

                               -----------------

       Registrant's telephone number, including area code: 512-306-7400

                      Date of fiscal year end: October 31

                  Date of reporting period: October 31, 2015

================================================================================

ITEM 1. REPORTS TO STOCKHOLDERS.

[LOGO]

ANNUAL REPORT
year ended: October 31, 2015

DFA INVESTMENT DIMENSIONS GROUP INC.
DIMENSIONAL INVESTMENT GROUP INC.
THE DFA INVESTMENT TRUST COMPANY
DIMENSIONAL EMERGING MARKETS VALUE FUND

[LOGO]

Dimensional Fund Advisors
6300 Bee Cave Road, Building One
Austin, TX 78746

November 2015

Dear Fellow Shareholder,

Dimensional is built around a set of ideas that are bigger than our firm. Our point of view about market efficiency, our commitment to research, and our focus on implementation form the basis of our approach. We are fortunate to have found clients who are drawn to these ideas and the consistency we have shown to these principles over time.

Combining insights gained from research with effective implementation has been central to Dimensional's approach since our founding and will continue to be our focus.

Sincerely,

/s/ David G. Booth

David G. Booth
Chairman and Co-Chief Executive Officer

                                 ANNUAL REPORT

                               Table of Contents

                                                                         Page
                                                                         ----
   Letter to Shareholders
   Definitions of Abbreviations and Footnotes...........................   1
   DFA Investment Dimensions Group Inc.
      Performance Charts................................................   2
      Management's Discussion and Analysis..............................  19
      Disclosure of Fund Expenses.......................................  31
      Disclosure of Portfolio Holdings..................................  36
      Schedules of Investments/Summary Schedules of Portfolio Holdings
          Enhanced U.S. Large Company Portfolio.........................  39
          U.S. Large Cap Equity Portfolio...............................  41
          U.S. Large Cap Value Portfolio................................  44
          U.S. Targeted Value Portfolio.................................  45
          U.S. Small Cap Value Portfolio................................  48
          U.S. Core Equity 1 Portfolio..................................  51
          U.S. Core Equity 2 Portfolio..................................  54
          U.S. Vector Equity Portfolio..................................  57
          U.S. Small Cap Portfolio......................................  60
          U.S. Micro Cap Portfolio......................................  63
          DFA Real Estate Securities Portfolio..........................  66
          Large Cap International Portfolio.............................  68
          International Core Equity Portfolio...........................  72
          International Small Company Portfolio.........................  76
          Japanese Small Company Portfolio..............................  77
          Asia Pacific Small Company Portfolio..........................  77
          United Kingdom Small Company Portfolio........................  78
          Continental Small Company Portfolio...........................  78
          DFA International Real Estate Securities Portfolio............  79
          DFA Global Real Estate Securities Portfolio...................  82
          DFA International Small Cap Value Portfolio...................  84
          International Vector Equity Portfolio.........................  88
          World ex U.S. Value Portfolio.................................  92
          World ex U.S. Targeted Value Portfolio........................  93
          World ex U.S. Core Equity Portfolio...........................  98
          World Core Equity Portfolio................................... 104
          Selectively Hedged Global Equity Portfolio.................... 105
          Emerging Markets Portfolio.................................... 106
          Emerging Markets Small Cap Portfolio.......................... 106
          Emerging Markets Value Portfolio.............................. 106
          Emerging Markets Core Equity Portfolio........................ 107
      Statements of Assets and Liabilities.............................. 111
      Statements of Operations.......................................... 118
      Statements of Changes in Net Assets............................... 125
      Financial Highlights.............................................. 135
      Notes to Financial Statements..................................... 154
      Report of Independent Registered Public Accounting Firm........... 184
      Results of the Shareholder Meeting................................ 185

TABLE OF CONTENTS
CONTINUED

                                                                          Page
                                                                          ----
 DFA Investment Dimensions Group Inc. - DFA Commodity Strategy Portfolio
    Performance Charts................................................... 208
    Management's Discussion and Analysis................................. 209
    Consolidated Disclosure of Fund Expenses............................. 210
    Consolidated Disclosure of Portfolio Holdings........................ 211
    Consolidated Schedule of Investments................................. 212
    Consolidated Statement of Assets and Liabilities..................... 217
    Consolidated Statement of Operations................................. 218
    Consolidated Statements of Changes in Net Assets..................... 219
    Consolidated Financial Highlights.................................... 220
    Consolidated Notes to Financial Statements........................... 221
    Report of Independent Registered Public Accounting Firm.............. 233
    Results of the Shareholder Meeting................................... 234
 Dimensional Investment Group Inc.
    Performance Charts................................................... 235
    Management's Discussion and Analysis................................. 237
    Disclosure of Fund Expenses.......................................... 240
    Disclosure of Portfolio Holdings..................................... 242
    Schedule of Investments/Summary Schedule of Portfolio Holdings
        DFA International Value Portfolio................................ 243
        U.S. Large Company Portfolio..................................... 244
    Statements of Assets and Liabilities................................. 247
    Statements of Operations............................................. 248
    Statements of Changes in Net Assets.................................. 249
    Financial Highlights................................................. 250
    Notes to Financial Statements........................................ 252
    Report of Independent Registered Public Accounting Firm.............. 262
    Results of the Shareholder Meeting................................... 263
 The DFA Investment Trust Company
    Performance Charts................................................... 266
    Management's Discussion and Analysis................................. 271
    Disclosure of Fund Expenses.......................................... 276
    Disclosure of Portfolio Holdings..................................... 278
    Summary Schedules of Portfolio Holdings
        The U.S. Large Cap Value Series.................................. 280
        The DFA International Value Series............................... 283
        The Japanese Small Company Series................................ 287
        The Asia Pacific Small Company Series............................ 290
        The United Kingdom Small Company Series.......................... 292
        The Continental Small Company Series............................. 295
        The Canadian Small Company Series................................ 299
        The Emerging Markets Series...................................... 302
        The Emerging Markets Small Cap Series............................ 306
    Statements of Assets and Liabilities................................. 310
    Statements of Operations............................................. 312
    Statements of Changes in Net Assets.................................. 314
    Financial Highlights................................................. 317
    Notes to Financial Statements........................................ 322
    Report of Independent Registered Public Accounting Firm.............. 333
    Results of the Shareholder Meeting................................... 334

TABLE OF CONTENTS
CONTINUED

                                                                    Page
                                                                    ----
        Dimensional Emerging Markets Value Fund
           Performance Charts...................................... 340
           Management's Discussion and Analysis.................... 341
           Disclosure of Fund Expenses............................. 342
           Disclosure of Portfolio Holdings........................ 343
           Summary Schedule of Portfolio Holdings.................. 344
           Statement of Assets and Liabilities..................... 348
           Statement of Operations................................. 349
           Statements of Changes in Net Assets..................... 350
           Financial Highlights.................................... 351
           Notes to Financial Statements........................... 352
           Report of Independent Registered Public Accounting Firm. 358
           Results of the Shareholder Meeting...................... 359
        Fund Management............................................ 360
        Voting Proxies on Fund Portfolio Securities................ 373
        Notice to Shareholders..................................... 374

This report is submitted for the information of the Funds' shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DIMENSIONAL INVESTMENT GROUP INC.

                       THE DFA INVESTMENT TRUST COMPANY

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                  DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments/Summary Schedules of Portfolio Holdings
----------------------------------------------------------------

Investment Abbreviations
ADR     American Depositary Receipt
P.L.C.  Public Limited Company
USD     United States Dollars

Investment Footnotes
+       See Note B to Financial Statements.
++      Securities that have generally been fair value factored. See Note B to Financial Statements.
**      Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other Securities" are those securities that are not among the top 50 holdings in unaffiliated issues of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.
*       Non-Income Producing Securities.
#       Total or Partial Securities on Loan.
^       Denominated in USD, unless otherwise noted.
@       Security purchased with cash proceeds from Securities on Loan.
^^      Security pledged as collateral for the Open Futures Contracts.
++      Security pledged as collateral for Swap Agreements.
(S)     Affiliated Fund.

Financial Highlights
--------------------
(A)     Computed using average shares outstanding.
(B)     Represents the combined ratios for the respective portfolio and its respective pro-rata share of its
        Master Fund(s).
(C)     Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.
(D)     Non-Annualized
(E)     Annualized

All Statements, Schedules and Notes to Financial Statements
-----------------------------------------------------------
--      Amounts designated as -- are either zero or rounded to zero.
REIT    Real Estate Investment Trust
SEC     Securities and Exchange Commission
(a)     Commencement of Operations.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (Unaudited)

--------------------------------------------------------------------------------
ENHANCED U.S. LARGE COMPANY PORTFOLIO VS.
S&P 500(R) INDEX
October 31, 2005-October 31, 2015

                                    [CHART]


                   Enhanced U.S. Large Company
                            Portfolio                   S&P 500/R/ Index
                ---------------------------------      ------------------
10/1/2005                    $10,000                         $10,000
11/1/2005                     10,381                          10,378
12/1/2005                     10,381                          10,382
 1/1/2006                     10,660                          10,657
 2/1/2006                     10,660                          10,686
 3/1/2006                     10,794                          10,819
 4/1/2006                     10,923                          10,964
 5/1/2006                     10,600                          10,648
 6/1/2006                     10,611                          10,663
 7/1/2006                     10,675                          10,729
 8/1/2006                     10,923                          10,984
 9/1/2006                     11,203                          11,267
10/1/2006                     11,558                          11,634
11/1/2006                     11,784                          11,855
12/1/2006                     11,941                          12,022
 1/1/2007                     12,111                          12,204
 2/1/2007                     11,873                          11,965
 3/1/2007                     12,009                          12,099
 4/1/2007                     12,529                          12,635
 5/1/2007                     12,958                          13,076
 6/1/2007                     12,732                          12,858
 7/1/2007                     12,348                          12,460
 8/1/2007                     12,517                          12,646
 9/1/2007                     12,983                          13,119
10/1/2007                     13,191                          13,328
11/1/2007                     12,636                          12,771
12/1/2007                     12,546                          12,682
 1/1/2008                     11,760                          11,921
 2/1/2008                     11,379                          11,534
 3/1/2008                     11,328                          11,484
 4/1/2008                     11,861                          12,043
 5/1/2008                     12,026                          12,200
 6/1/2008                     11,005                          11,172
 7/1/2008                     10,915                          11,078
 8/1/2008                     11,082                          11,238
 9/1/2008                     10,061                          10,236
10/1/2008                      8,346                           8,517
11/1/2008                      7,778                           7,906
12/1/2008                      7,869                           7,990
 1/1/2009                      7,210                           7,317
 2/1/2009                      6,422                           6,538
 3/1/2009                      7,006                           7,110
 4/1/2009                      7,697                           7,791
 5/1/2009                      8,157                           8,227
 6/1/2009                      8,186                           8,243
 7/1/2009                      8,834                           8,866
 8/1/2009                      9,179                           9,186
 9/1/2009                      9,540                           9,529
10/1/2009                      9,366                           9,352
11/1/2009                      9,959                           9,913
12/1/2009                     10,130                          10,105
 1/1/2010                      9,782                           9,741
 2/1/2010                     10,101                          10,043
 3/1/2010                     10,696                          10,649
 4/1/2010                     10,870                          10,817
 5/1/2010                     10,014                           9,953
 6/1/2010                      9,499                           9,432
 7/1/2010                     10,169                          10,093
 8/1/2010                      9,718                           9,638
 9/1/2010                     10,587                          10,498
10/1/2010                     10,996                          10,897
11/1/2010                     10,981                          10,898
12/1/2010                     11,716                          11,627
 1/1/2011                     12,009                          11,902
 2/1/2011                     12,404                          12,310
 3/1/2011                     12,404                          12,315
 4/1/2011                     12,798                          12,680
 5/1/2011                     12,681                          12,536
 6/1/2011                     12,462                          12,327
 7/1/2011                     12,228                          12,077
 8/1/2011                     11,555                          11,421
 9/1/2011                     10,736                          10,618
10/1/2011                     11,921                          11,778
11/1/2011                     11,848                          11,752
12/1/2011                     11,980                          11,872
 1/1/2012                     12,542                          12,404
 2/1/2012                     13,089                          12,941
 3/1/2012                     13,533                          13,367
 4/1/2012                     13,459                          13,283
 5/1/2012                     12,645                          12,484
 6/1/2012                     13,176                          12,999
 7/1/2012                     13,399                          13,179
 8/1/2012                     13,710                          13,476
 9/1/2012                     14,062                          13,825
10/1/2012                     13,809                          13,569
11/1/2012                     13,899                          13,648
12/1/2012                     14,012                          13,772
 1/1/2013                     14,730                          14,486
 2/1/2013                     14,939                          14,682
 3/1/2013                     15,492                          15,233
 4/1/2013                     15,792                          15,526
 5/1/2013                     16,150                          15,890
 6/1/2013                     15,903                          15,676
 7/1/2013                     16,742                          16,474
 8/1/2013                     16,248                          15,997
 9/1/2013                     16,757                          16,498
10/1/2013                     17,537                          17,257
11/1/2013                     18,076                          17,783
12/1/2013                     18,511                          18,233
 1/1/2014                     17,896                          17,603
 2/1/2014                     18,706                          18,408
 3/1/2014                     18,851                          18,563
 4/1/2014                     19,001                          18,700
 5/1/2014                     19,467                          19,139
 6/1/2014                     19,841                          19,534
 7/1/2014                     19,555                          19,265
 8/1/2014                     20,353                          20,035
 9/1/2014                     20,052                          19,754
10/1/2014                     20,549                          20,237
11/1/2014                     21,136                          20,781
12/1/2014                     21,019                          20,729
 1/1/2015                     20,450                          20,107
 2/1/2015                     21,587                          21,262
 3/1/2015                     21,277                          20,926
 4/1/2015                     21,467                          21,127
 5/1/2015                     21,760                          21,398
 6/1/2015                     21,300                          20,984
 7/1/2015                     21,766                          21,424
 8/1/2015                     20,403                          20,131         Past performance is not predictive of
 9/1/2015                     19,920                          19,633         future performance.
10/1/2015                     21,628                          21,289         The returns shown do not reflect the
                                                                             deduction of taxes that a shareholder
          Average Annual        One         Five          Ten                would pay on fund distributions or the
          Total Return          Year        Years        Years               redemption of fund shares.
          -----------------------------------------------------------        The S&P data are provided by Standard
                                5.25%       14.49%       8.02%               & Poor's Index Services Group.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
U.S. LARGE CAP EQUITY PORTFOLIO VS.
RUSSELL 1000(R) INDEX
June 25, 2013-October 31, 2015

                                [CHART]


                       U.S. Large Cap
                      Equity Portfolio        Russell 1000/R/ Index
                     -----------------        ---------------------

     6/1/2013             $10,000                    $10,000
     6/1/2013              10,020                     10,130
     7/1/2013              10,550                     10,672
     8/1/2013              10,270                     10,378
     9/1/2013              10,630                     10,740
    10/1/2013              11,101                     11,213
    11/1/2013              11,452                     11,527
    12/1/2013              11,757                     11,838
     1/1/2014              11,333                     11,460
     2/1/2014              11,878                     12,004
     3/1/2014              11,985                     12,080
     4/1/2014              12,046                     12,137
     5/1/2014              12,319                     12,416
     6/1/2014              12,623                     12,699
     7/1/2014              12,410                     12,493
     8/1/2014              12,928                     13,010
     9/1/2014              12,654                     12,781
    10/1/2014              12,899                     13,094
    11/1/2014              13,205                     13,437
    12/1/2014              13,175                     13,405
     1/1/2015              12,775                     13,037
     2/1/2015              13,555                     13,790
     3/1/2015              13,391                     13,619
     4/1/2015              13,463                     13,715
     5/1/2015              13,659                     13,895
     6/1/2015              13,399                     13,634
     7/1/2015              13,564                     13,897           Past performance is not predictive of
     8/1/2015              12,768                     13,061           future performance.
     9/1/2015              12,374                     12,703           The returns shown do not reflect the
    10/1/2015              13,350                     13,731           deduction of taxes that a shareholder
                                                                       would pay on fund distributions or the
            Average Annual         One           Since                 redemption of fund shares.
            Total Return           Year        Inception               Russell data copyright (C) Russell
            ---------------------------------------------------        Investment Group 1995-2015, all rights
                                   3.49%        13.08%                 reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (Unaudited)

--------------------------------------------------------------------------------
U.S. LARGE CAP VALUE PORTFOLIO VS.
RUSSELL 1000(R) VALUE INDEX
October 31, 2005-October 31, 2015

                                    [CHART]


                U.S. Large Cap Value Portfolio    Russell 1000/R/ Value Index
               -------------------------------    ---------------------------
 10/31/2005                $10,000                          $10,000
 11/30/2005                 10,398                           10,327
 12/31/2005                 10,411                           10,389
  1/31/2006                 10,904                           10,792
  2/28/2006                 10,866                           10,858
  3/31/2006                 11,057                           11,005
  4/30/2006                 11,369                           11,285
  5/31/2006                 11,158                           11,000
  6/30/2006                 11,255                           11,070
  7/31/2006                 11,091                           11,339
  8/31/2006                 11,269                           11,529
  9/30/2006                 11,581                           11,759
 10/31/2006                 12,039                           12,144
 11/30/2006                 12,266                           12,421
 12/31/2006                 12,513                           12,700
  1/31/2007                 12,875                           12,862
  2/28/2007                 12,681                           12,662
  3/31/2007                 12,764                           12,857
  4/30/2007                 13,306                           13,332
  5/31/2007                 13,852                           13,813
  6/30/2007                 13,627                           13,491
  7/31/2007                 12,780                           12,867
  8/31/2007                 12,536                           13,011
  9/30/2007                 12,860                           13,458
 10/31/2007                 12,930                           13,459
 11/30/2007                 12,206                           12,801
 12/31/2007                 12,167                           12,678
  1/31/2008                 11,700                           12,170
  2/29/2008                 11,338                           11,660
  3/31/2008                 11,232                           11,573
  4/30/2008                 11,937                           12,137
  5/31/2008                 12,221                           12,117
  6/30/2008                 10,882                           10,957
  7/31/2008                 10,760                           10,918
  8/31/2008                 10,971                           11,104
  9/30/2008                  9,985                           10,288
 10/31/2008                  7,735                            8,507
 11/30/2008                  6,976                            7,897
 12/31/2008                  7,203                            8,006
  1/31/2009                  6,349                            7,086
  2/28/2009                  5,457                            6,139
  3/31/2009                  5,994                            6,664
  4/30/2009                  6,964                            7,378
  5/31/2009                  7,498                            7,834
  6/30/2009                  7,407                            7,777
  7/31/2009                  8,105                            8,413
  8/31/2009                  8,656                            8,853
  9/30/2009                  9,033                            9,195
 10/31/2009                  8,645                            8,914
 11/30/2009                  9,131                            9,416
 12/31/2009                  9,377                            9,583
  1/31/2010                  9,157                            9,313
  2/28/2010                  9,553                            9,607
  3/31/2010                 10,298                           10,233
  4/30/2010                 10,623                           10,498
  5/31/2010                  9,714                            9,635
  6/30/2010                  8,980                            9,092
  7/31/2010                  9,682                            9,708
  8/31/2010                  9,090                            9,292
  9/30/2010                  9,981                           10,013
 10/31/2010                 10,349                           10,314
 11/30/2010                 10,271                           10,259
 12/31/2010                 11,269                           11,069
  1/31/2011                 11,633                           11,319
  2/28/2011                 12,260                           11,737
  3/31/2011                 12,316                           11,783
  4/30/2011                 12,625                           12,097
  5/31/2011                 12,445                           11,969
  6/30/2011                 12,219                           11,724
  7/31/2011                 11,661                           11,335
  8/31/2011                 10,675                           10,628
  9/30/2011                  9,596                            9,824
 10/31/2011                 10,921                           10,949
 11/30/2011                 10,830                           10,893
 12/31/2011                 10,916                           11,112
  1/31/2012                 11,457                           11,532
  2/29/2012                 12,119                           11,992
  3/31/2012                 12,341                           12,348
  4/30/2012                 12,083                           12,222
  5/31/2012                 11,225                           11,505
  6/30/2012                 11,828                           12,076
  7/31/2012                 11,943                           12,201
  8/31/2012                 12,414                           12,466
  9/30/2012                 12,867                           12,862
 10/31/2012                 12,902                           12,799
 11/30/2012                 12,931                           12,793
 12/31/2012                 13,323                           13,058
  1/31/2013                 14,248                           13,906
  2/28/2013                 14,428                           14,106
  3/31/2013                 15,121                           14,665
  4/30/2013                 15,273                           14,886
  5/31/2013                 15,903                           15,269
  6/30/2013                 15,720                           15,134
  7/31/2013                 16,663                           15,951
  8/31/2013                 16,165                           15,346
  9/30/2013                 16,643                           15,730
 10/31/2013                 17,484                           16,419
 11/30/2013                 18,214                           16,877
 12/31/2013                 18,695                           17,305
  1/31/2014                 17,956                           16,690
  2/28/2014                 18,559                           17,412
  3/31/2014                 18,994                           17,828
  4/30/2014                 19,118                           17,997
  5/31/2014                 19,533                           18,261
  6/30/2014                 20,066                           18,738
  7/31/2014                 19,917                           18,418
  8/31/2014                 20,548                           19,095
  9/30/2014                 20,036                           18,701
 10/31/2014                 20,192                           19,122
 11/30/2014                 20,425                           19,513
 12/31/2014                 20,576                           19,633
  1/31/2015                 19,553                           18,848
  2/28/2015                 20,933                           19,760
  3/31/2015                 20,532                           19,491
  4/30/2015                 20,951                           19,673
  5/31/2015                 21,176                           19,910
  6/30/2015                 20,833                           19,512              Past performance is not predictive of
  7/31/2015                 20,779                           19,598              future performance.
  8/31/2015                 19,515                           18,430              The returns shown do not reflect the
  9/30/2015                 18,884                           17,874              deduction of taxes that a shareholder
 10/31/2015                 20,425                           19,223              would pay on fund distributions or the
           Average Annual         One          Five           Ten                redemption of fund shares.
           Total Return           Year         Years         Years               Russell data copyright (C) Russell
           --------------------------------------------------------------        Investment Group 1995-2015, all rights
                                  1.16%        14.57%        7.40%               reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
U.S. TARGETED VALUE PORTFOLIO -- CLASS R1 VS.
RUSSELL 2000(R) VALUE INDEX
January 31, 2008-October 31, 2015

                                    [CHART]


                    U.S. Targeted
              Value Portfolio - Class R1        Russell 2000/R/ Value Index
              --------------------------        ---------------------------
 1/31/2008             $10,000                            $10,000
 2/29/2008               9,750                              9,603
 3/31/2008               9,821                              9,747
 4/30/2008              10,152                             10,056
 5/31/2008              10,613                             10,400
 6/30/2008               9,538                              9,402
 7/31/2008               9,790                              9,884
 8/31/2008              10,233                             10,353
 9/30/2008               9,575                              9,868
10/31/2008               7,504                              7,897
11/30/2008               6,525                              6,982
12/31/2008               6,946                              7,412
 1/31/2009               5,999                              6,353
 2/28/2009               5,204                              5,471
 3/31/2009               5,777                              5,956
 4/30/2009               6,902                              6,901
 5/31/2009               7,137                              7,051
 6/30/2009               7,107                              7,028
 7/31/2009               7,959                              7,841
 8/31/2009               8,379                              8,212
 9/30/2009               8,844                              8,624
10/31/2009               8,207                              8,051
11/30/2009               8,484                              8,308
12/31/2009               9,150                              8,937
 1/31/2010               8,943                              8,675
 2/28/2010               9,449                              9,077
 3/31/2010              10,229                              9,832
 4/30/2010              10,973                             10,520
 5/31/2010               9,981                              9,631
 6/30/2010               9,031                              8,790
 7/31/2010               9,735                              9,418
 8/31/2010               8,948                              8,710
 9/30/2010              10,044                              9,645
10/31/2010              10,417                             10,019
11/30/2010              10,840                             10,273
12/31/2010              11,805                             11,127
 1/31/2011              11,883                             11,133
 2/28/2011              12,550                             11,698
 3/31/2011              12,792                             11,861
 4/30/2011              12,998                             12,053
 5/31/2011              12,678                             11,837
 6/30/2011              12,397                             11,546
 7/31/2011              11,964                             11,165
 8/31/2011              10,763                             10,178
 9/30/2011               9,425                              9,067
10/31/2011              10,905                             10,373
11/30/2011              10,941                             10,353
12/31/2011              11,049                             10,515
 1/31/2012              11,719                             11,214
 2/29/2012              12,144                             11,380
 3/31/2012              12,369                             11,733
 4/30/2012              12,168                             11,564
 5/31/2012              11,260                             10,857
 6/30/2012              11,715                             11,380
 7/31/2012              11,657                             11,264
 8/31/2012              12,192                             11,612
 9/30/2012              12,577                             12,025
10/31/2012              12,505                             11,874
11/30/2012              12,715                             11,911
12/31/2012              13,155                             12,413
 1/31/2013              14,059                             13,152
 2/28/2013              14,291                             13,303
 3/31/2013              14,987                             13,856
 4/30/2013              14,840                             13,843
 5/31/2013              15,567                             14,257
 6/30/2013              15,460                             14,199
 7/31/2013              16,545                             15,111
 8/31/2013              15,941                             14,443
 9/30/2013              16,826                             15,277
10/31/2013              17,555                             15,773
11/30/2013              18,331                             16,389
12/31/2013              18,804                             16,698
 1/31/2014              17,913                             16,052
 2/28/2014              18,845                             16,787
 3/31/2014              19,217                             16,994
 4/30/2014              18,862                             16,557
 5/31/2014              19,044                             16,662
 6/30/2014              19,852                             17,399
 7/31/2014              18,859                             16,347
 8/31/2014              19,819                             17,058
 9/30/2014              18,629                             15,907
10/31/2014              19,217                             17,018
11/30/2014              19,110                             16,939
12/31/2014              19,348                             17,402
 1/31/2015              18,502                             16,678
 2/28/2015              19,828                             17,452
 3/31/2015              20,100                             17,747
 4/30/2015              19,891                             17,367
 5/31/2015              20,179                             17,511
 6/30/2015              20,105                             17,534              Past performance is not predictive of
 7/31/2015              19,580                             17,051              future performance.
 8/31/2015              18,783                             16,213              The returns shown do not reflect the
 9/30/2015              17,863                             15,652              deduction of taxes that a shareholder
10/31/2015              18,962                             16,528              would pay on fund distributions or the
          Average Annual         One         Five          Since               redemption of fund shares.
          Total Return           Year        Years       Inception             Russell data copyright (C) Russell
          --------------------------------------------------------------       Investment Group 1995-2015, all rights
                                -1.33%       12.73%        8.61%               reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (Unaudited)

--------------------------------------------------------------------------------
U.S. TARGETED VALUE PORTFOLIO -- CLASS R2 VS.
RUSSELL 2000(R) VALUE INDEX
June 30, 2008-October 31, 2015

                                    [CHART]


                      U.S. Targeted Value
                      Portfolio - Class R2         Russell 2000/R/ Value Index
                    ------------------------       ---------------------------
 6/1/2008                   $10,000                          $10,000
 7/1/2008                    10,260                           10,513
 8/1/2008                    10,720                           11,012
 9/1/2008                    10,038                           10,496
10/1/2008                     7,860                            8,399
11/1/2008                     6,836                            7,427
12/1/2008                     7,274                            7,883
 1/1/2009                     6,272                            6,757
 2/1/2009                     5,443                            5,819
 3/1/2009                     6,038                            6,335
 4/1/2009                     7,216                            7,341
 5/1/2009                     7,459                            7,499
 6/1/2009                     7,436                            7,476
 7/1/2009                     8,321                            8,340
 8/1/2009                     8,768                            8,735
 9/1/2009                     9,248                            9,173
10/1/2009                     8,585                            8,564
11/1/2009                     8,871                            8,836
12/1/2009                     9,568                            9,506
 1/1/2010                     9,343                            9,227
 2/1/2010                     9,865                            9,655
 3/1/2010                    10,685                           10,458
 4/1/2010                    11,453                           11,190
 5/1/2010                    10,419                           10,244
 6/1/2010                     9,434                            9,350
 7/1/2010                    10,161                           10,017
 8/1/2010                     9,341                            9,264
 9/1/2010                    10,484                           10,259
10/1/2010                    10,874                           10,656
11/1/2010                    11,306                           10,927
12/1/2010                    12,308                           11,835
 1/1/2011                    12,396                           11,841
 2/1/2011                    13,085                           12,443
 3/1/2011                    13,336                           12,615
 4/1/2011                    13,544                           12,820
 5/1/2011                    13,211                           12,591
 6/1/2011                    12,926                           12,281
 7/1/2011                    12,466                           11,875
 8/1/2011                    11,214                           10,826
 9/1/2011                     9,820                            9,644
10/1/2011                    11,364                           11,034
11/1/2011                    11,401                           11,011
12/1/2011                    11,510                           11,184
 1/1/2012                    12,209                           11,927
 2/1/2012                    12,644                           12,105
 3/1/2012                    12,877                           12,480
 4/1/2012                    12,667                           12,299
 5/1/2012                    11,721                           11,548
 6/1/2012                    12,189                           12,105
 7/1/2012                    12,129                           11,981
 8/1/2012                    12,686                           12,351
 9/1/2012                    13,082                           12,791
10/1/2012                    13,007                           12,630
11/1/2012                    13,225                           12,669
12/1/2012                    13,677                           13,203
 1/1/2013                    14,611                           13,989
 2/1/2013                    14,861                           14,149
 3/1/2013                    15,577                           14,738
 4/1/2013                    15,424                           14,724
 5/1/2013                    16,181                           15,164
 6/1/2013                    16,064                           15,102
 7/1/2013                    17,185                           16,073
 8/1/2013                    16,548                           15,362
 9/1/2013                    17,472                           16,249
10/1/2013                    18,223                           16,777
11/1/2013                    19,022                           17,432
12/1/2013                    19,515                           17,760
 1/1/2014                    18,587                           17,073
 2/1/2014                    19,549                           17,855
 3/1/2014                    19,932                           18,076
 4/1/2014                    19,563                           17,611
 5/1/2014                    19,752                           17,723
 6/1/2014                    20,586                           18,507
 7/1/2014                    19,553                           17,387
 8/1/2014                    20,551                           18,143
 9/1/2014                    19,315                           16,919
10/1/2014                    19,918                           18,101
11/1/2014                    19,798                           18,017
12/1/2014                    20,051                           18,509
 1/1/2015                    19,171                           17,739
 2/1/2015                    20,540                           18,563
 3/1/2015                    20,817                           18,876
 4/1/2015                    20,600                           18,473
 5/1/2015                    20,890                           18,626
 6/1/2015                    20,816                           18,650
 7/1/2015                    20,271                           18,136              Past performance is not predictive of
 8/1/2015                    19,443                           17,245              future performance.
 9/1/2015                    18,490                           16,648              The returns shown do not reflect the
10/1/2015                    19,621                           17,580              deduction of taxes that a shareholder
                                                                                  would pay on fund distributions or the
          Average Annual         One         Five           Since                 redemption of fund shares.
          Total Return           Year        Years        Inception               Russell data copyright (C) Russell
          ----------------------------------------------------------------        Investment Group 1995-2015, all rights
                                -1.49%       12.53%         9.62%                 reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
U.S. TARGETED VALUE PORTFOLIO -- INSTITUTIONAL CLASS VS.
RUSSELL 2000(R) VALUE INDEX
October 31, 2005-October 31, 2015

                                    [CHART]


                      U.S. Targeted Value
                Portfolio - Institutional Class     Russell 2000/R/ Value Index
               ---------------------------------    ---------------------------
10/1/2005                   $10,000                           $10,000
11/1/2005                    10,465                            10,406
12/1/2005                    10,509                            10,326
 1/1/2006                    11,353                            11,180
 2/1/2006                    11,233                            11,179
 3/1/2006                    11,698                            11,720
 4/1/2006                    11,851                            11,752
 5/1/2006                    11,439                            11,265
 6/1/2006                    11,504                            11,403
 7/1/2006                    11,150                            11,245
 8/1/2006                    11,404                            11,581
 9/1/2006                    11,520                            11,694
10/1/2006                    12,089                            12,290
11/1/2006                    12,503                            12,640
12/1/2006                    12,579                            12,750
 1/1/2007                    12,842                            12,941
 2/1/2007                    12,776                            12,782
 3/1/2007                    12,874                            12,937
 4/1/2007                    13,137                            13,071
 5/1/2007                    13,706                            13,550
 6/1/2007                    13,525                            13,234
 7/1/2007                    12,545                            12,108
 8/1/2007                    12,508                            12,350
 9/1/2007                    12,546                            12,406
10/1/2007                    12,575                            12,541
11/1/2007                    11,679                            11,602
12/1/2007                    11,549                            11,504
 1/1/2008                    10,997                            11,032
 2/1/2008                    10,717                            10,593
 3/1/2008                    10,808                            10,753
 4/1/2008                    11,165                            11,093
 5/1/2008                    11,680                            11,472
 6/1/2008                    10,499                            10,372
 7/1/2008                    10,772                            10,903
 8/1/2008                    11,258                            11,421
 9/1/2008                    10,546                            10,886
10/1/2008                     8,260                             8,711
11/1/2008                     7,185                             7,702
12/1/2008                     7,648                             8,176
 1/1/2009                     6,597                             7,008
 2/1/2009                     5,730                             6,035
 3/1/2009                     6,355                             6,571
 4/1/2009                     7,594                             7,613
 5/1/2009                     7,855                             7,778
 6/1/2009                     7,828                             7,753
 7/1/2009                     8,761                             8,650
 8/1/2009                     9,232                             9,059
 9/1/2009                     9,745                             9,514
10/1/2009                     9,042                             8,882
11/1/2009                     9,343                             9,165
12/1/2009                    10,085                             9,859
 1/1/2010                     9,853                             9,570
 2/1/2010                    10,403                            10,013
 3/1/2010                    11,269                            10,846
 4/1/2010                    12,083                            11,605
 5/1/2010                    10,998                            10,625
 6/1/2010                     9,953                             9,697
 7/1/2010                    10,729                            10,389
 8/1/2010                     9,859                             9,608
 9/1/2010                    11,072                            10,640
10/1/2010                    11,484                            11,052
11/1/2010                    11,943                            11,333
12/1/2010                    13,011                            12,274
 1/1/2011                    13,097                            12,281
 2/1/2011                    13,841                            12,905
 3/1/2011                    14,107                            13,084
 4/1/2011                    14,326                            13,297
 5/1/2011                    13,974                            13,058
 6/1/2011                    13,673                            12,737
 7/1/2011                    13,195                            12,316
 8/1/2011                    11,871                            11,228
 9/1/2011                    10,397                            10,002
10/1/2011                    12,031                            11,443
11/1/2011                    12,070                            11,421
12/1/2011                    12,193                            11,599
 1/1/2012                    12,932                            12,370
 2/1/2012                    13,401                            12,554
 3/1/2012                    13,653                            12,944
 4/1/2012                    13,430                            12,756
 5/1/2012                    12,428                            11,977
 6/1/2012                    12,934                            12,554
 7/1/2012                    12,870                            12,426
 8/1/2012                    13,461                            12,809
 9/1/2012                    13,889                            13,266
10/1/2012                    13,809                            13,099
11/1/2012                    14,041                            13,139
12/1/2012                    14,532                            13,693
 1/1/2013                    15,523                            14,509
 2/1/2013                    15,788                            14,675
 3/1/2013                    16,557                            15,286
 4/1/2013                    16,395                            15,271
 5/1/2013                    17,206                            15,727
 6/1/2013                    17,083                            15,663
 7/1/2013                    18,282                            16,670
 8/1/2013                    17,606                            15,933
 9/1/2013                    18,590                            16,853
10/1/2013                    19,388                            17,400
11/1/2013                    20,254                            18,079
12/1/2013                    20,785                            18,420
 1/1/2014                    19,799                            17,708
 2/1/2014                    20,821                            18,518
 3/1/2014                    21,236                            18,747
 4/1/2014                    20,852                            18,265
 5/1/2014                    21,053                            18,381
 6/1/2014                    21,943                            19,194
 7/1/2014                    20,854                            18,033
 8/1/2014                    21,916                            18,817
 9/1/2014                    20,604                            17,548
10/1/2014                    21,246                            18,774
11/1/2014                    21,136                            18,686
12/1/2014                    21,396                            19,197
 1/1/2015                    20,469                            18,398
 2/1/2015                    21,937                            19,252
 3/1/2015                    22,233                            19,577
 4/1/2015                    22,011                            19,159
 5/1/2015                    22,330                            19,318
 6/1/2015                    22,244                            19,343
 7/1/2015                    21,672                            18,809              Past performance is not predictive of
 8/1/2015                    20,788                            17,886              future performance.
 9/1/2015                    19,775                            17,267              The returns shown do not reflect the
10/1/2015                    20,992                            18,233              deduction of taxes that a shareholder
                                                                                   would pay on fund distributions or the
           Average Annual          One          Five           Ten                 redemption of fund shares.
           Total Return            Year         Years         Years                Russell data copyright (C) Russell
           ----------------------------------------------------------------        Investment Group 1995-2015, all rights
                                  -1.20%        12.82%        7.70%                reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (Unaudited)

--------------------------------------------------------------------------------
U.S. SMALL CAP VALUE PORTFOLIO VS.
RUSSELL 2000(R) VALUE INDEX
October 31, 2005-October 31, 2015

                                     [CHART]


              U.S. Small Cap Value Portfolio      Russell 2000/R/ Value Index
             --------------------------------    -----------------------------
10/1/2005               $10,000                          $10,000
11/1/2005                10,421                           10,406
12/1/2005                10,456                           10,326
 1/1/2006                11,378                           11,180
 2/1/2006                11,339                           11,179
 3/1/2006                12,030                           11,720
 4/1/2006                12,148                           11,752
 5/1/2006                11,615                           11,265
 6/1/2006                11,621                           11,403
 7/1/2006                11,186                           11,245
 8/1/2006                11,403                           11,581
 9/1/2006                11,539                           11,694
10/1/2006                12,166                           12,290
11/1/2006                12,535                           12,640
12/1/2006                12,709                           12,750
 1/1/2007                12,988                           12,941
 2/1/2007                12,958                           12,782
 3/1/2007                13,099                           12,937
 4/1/2007                13,336                           13,071
 5/1/2007                13,822                           13,550
 6/1/2007                13,609                           13,234
 7/1/2007                12,568                           12,108
 8/1/2007                12,473                           12,350
 9/1/2007                12,439                           12,406
10/1/2007                12,578                           12,541
11/1/2007                11,481                           11,602
12/1/2007                11,343                           11,504
 1/1/2008                10,896                           11,032
 2/1/2008                10,587                           10,593
 3/1/2008                10,676                           10,753
 4/1/2008                10,853                           11,093
 5/1/2008                11,302                           11,472
 6/1/2008                10,160                           10,372
 7/1/2008                10,370                           10,903
 8/1/2008                10,801                           11,421
 9/1/2008                10,056                           10,886
10/1/2008                 7,830                            8,711
11/1/2008                 6,813                            7,702
12/1/2008                 7,170                            8,176
 1/1/2009                 6,147                            7,008
 2/1/2009                 5,366                            6,035
 3/1/2009                 5,924                            6,571
 4/1/2009                 7,088                            7,613
 5/1/2009                 7,316                            7,778
 6/1/2009                 7,342                            7,753
 7/1/2009                 8,329                            8,650
 8/1/2009                 8,757                            9,059
 9/1/2009                 9,311                            9,514
10/1/2009                 8,611                            8,882
11/1/2009                 8,878                            9,165
12/1/2009                 9,581                            9,859
 1/1/2010                 9,279                            9,570
 2/1/2010                 9,850                           10,013
 3/1/2010                10,723                           10,846
 4/1/2010                11,592                           11,605
 5/1/2010                10,444                           10,625
 6/1/2010                 9,385                            9,697
 7/1/2010                10,200                           10,389
 8/1/2010                 9,346                            9,608
 9/1/2010                10,554                           10,640
10/1/2010                10,994                           11,052
11/1/2010                11,488                           11,333
12/1/2010                12,542                           12,274
 1/1/2011                12,581                           12,281
 2/1/2011                13,371                           12,905
 3/1/2011                13,646                           13,084
 4/1/2011                13,818                           13,297
 5/1/2011                13,386                           13,058
 6/1/2011                13,144                           12,737
 7/1/2011                12,766                           12,316
 8/1/2011                11,415                           11,228
 9/1/2011                 9,980                           10,002
10/1/2011                11,559                           11,443
11/1/2011                11,480                           11,421
12/1/2011                11,596                           11,599
 1/1/2012                12,457                           12,370
 2/1/2012                12,853                           12,554
 3/1/2012                13,148                           12,944
 4/1/2012                12,938                           12,756
 5/1/2012                12,016                           11,977
 6/1/2012                12,543                           12,554
 7/1/2012                12,513                           12,426
 8/1/2012                13,040                           12,809
 9/1/2012                13,472                           13,266
10/1/2012                13,362                           13,099
11/1/2012                13,608                           13,139
12/1/2012                14,115                           13,693
 1/1/2013                15,041                           14,509
 2/1/2013                15,305                           14,675
 3/1/2013                16,056                           15,286
 4/1/2013                15,878                           15,271
 5/1/2013                16,734                           15,727
 6/1/2013                16,617                           15,663
 7/1/2013                17,836                           16,670
 8/1/2013                17,092                           15,933
 9/1/2013                17,988                           16,853
10/1/2013                18,620                           17,400
11/1/2013                19,565                           18,079
12/1/2013                20,097                           18,420
 1/1/2014                19,064                           17,708
 2/1/2014                20,103                           18,518
 3/1/2014                20,341                           18,747
 4/1/2014                19,950                           18,265
 5/1/2014                20,114                           18,381
 6/1/2014                21,007                           19,194
 7/1/2014                19,796                           18,033
 8/1/2014                20,950                           18,817
 9/1/2014                19,488                           17,548
10/1/2014                20,387                           18,774
11/1/2014                20,330                           18,686
12/1/2014                20,797                           19,197
 1/1/2015                19,768                           18,398
 2/1/2015                20,933                           19,252
 3/1/2015                21,305                           19,577
 4/1/2015                21,020                           19,159
 5/1/2015                21,305                           19,318
 6/1/2015                21,316                           19,343
 7/1/2015                20,534                           18,809                  Past performance is not predictive of
 8/1/2015                19,705                           17,886                  future performance.
 9/1/2015                18,817                           17,267                  The returns shown do not reflect the
10/1/2015                19,811                           18,233                  deduction of taxes that a shareholder
                                                                                  would pay on fund distributions or the
           Average Annual          One          Five           Ten                redemption of fund shares.
           Total Return            Year         Years         Years               Russell data copyright (C) Russell
           ---------------------------------------------------------------        Investment Group 1995-2015, all rights
                                  -2.83%        12.50%        7.08%               reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
U.S. CORE EQUITY 1 PORTFOLIO VS.
RUSSELL 3000(R) INDEX
October 31, 2005-October 31, 2015

                                     [CHART]


              U.S. Core Equity 1 Portfolio     Russell 3000/R/ Index
             ------------------------------   -----------------------
10/1/2005                $10,000                    $10,000
11/1/2005                 10,407                     10,389
12/1/2005                 10,411                     10,398
 1/1/2006                 10,831                     10,746
 2/1/2006                 10,851                     10,765
 3/1/2006                 11,092                     10,951
 4/1/2006                 11,226                     11,070
 5/1/2006                 10,836                     10,715
 6/1/2006                 10,839                     10,734
 7/1/2006                 10,726                     10,724
 8/1/2006                 10,983                     10,987
 9/1/2006                 11,211                     11,233
10/1/2006                 11,623                     11,637
11/1/2006                 11,900                     11,890
12/1/2006                 12,045                     12,032
 1/1/2007                 12,274                     12,261
 2/1/2007                 12,139                     12,060
 3/1/2007                 12,260                     12,186
 4/1/2007                 12,718                     12,673
 5/1/2007                 13,208                     13,134
 6/1/2007                 12,994                     12,888
 7/1/2007                 12,450                     12,449
 8/1/2007                 12,576                     12,628
 9/1/2007                 12,936                     13,088
10/1/2007                 13,136                     13,328
11/1/2007                 12,457                     12,728
12/1/2007                 12,381                     12,651
 1/1/2008                 11,675                     11,884
 2/1/2008                 11,327                     11,515
 3/1/2008                 11,246                     11,447
 4/1/2008                 11,807                     12,019
 5/1/2008                 12,113                     12,266
 6/1/2008                 11,076                     11,253
 7/1/2008                 11,076                     11,164
 8/1/2008                 11,320                     11,337
 9/1/2008                 10,271                     10,271
10/1/2008                  8,364                      8,449
11/1/2008                  7,657                      7,782
12/1/2008                  7,859                      7,931
 1/1/2009                  7,149                      7,266
 2/1/2009                  6,384                      6,505
 3/1/2009                  6,971                      7,074
 4/1/2009                  7,815                      7,819
 5/1/2009                  8,183                      8,236
 6/1/2009                  8,220                      8,264
 7/1/2009                  8,916                      8,907
 8/1/2009                  9,242                      9,226
 9/1/2009                  9,680                      9,612
10/1/2009                  9,338                      9,365
11/1/2009                  9,808                      9,897
12/1/2009                 10,204                     10,179
 1/1/2010                  9,875                      9,812
 2/1/2010                 10,259                     10,145
 3/1/2010                 10,941                     10,784
 4/1/2010                 11,282                     11,017
 5/1/2010                 10,391                     10,147
 6/1/2010                  9,721                      9,563
 7/1/2010                 10,417                     10,227
 8/1/2010                  9,854                      9,746
 9/1/2010                 10,859                     10,666
10/1/2010                 11,280                     11,083
11/1/2010                 11,424                     11,147
12/1/2010                 12,256                     11,902
 1/1/2011                 12,501                     12,162
 2/1/2011                 13,002                     12,605
 3/1/2011                 13,140                     12,662
 4/1/2011                 13,497                     13,039
 5/1/2011                 13,307                     12,890
 6/1/2011                 13,061                     12,659
 7/1/2011                 12,691                     12,369
 8/1/2011                 11,806                     11,627
 9/1/2011                 10,773                     10,724
10/1/2011                 12,123                     11,959
11/1/2011                 12,100                     11,926
12/1/2011                 12,178                     12,024
 1/1/2012                 12,834                     12,631
 2/1/2012                 13,389                     13,166
 3/1/2012                 13,744                     13,572
 4/1/2012                 13,608                     13,483
 5/1/2012                 12,712                     12,649
 6/1/2012                 13,182                     13,145
 7/1/2012                 13,273                     13,275
 8/1/2012                 13,660                     13,606
 9/1/2012                 14,049                     13,963
10/1/2012                 13,855                     13,723
11/1/2012                 14,004                     13,829
12/1/2012                 14,238                     13,998
 1/1/2013                 15,102                     14,766
 2/1/2013                 15,287                     14,962
 3/1/2013                 15,913                     15,548
 4/1/2013                 16,086                     15,803
 5/1/2013                 16,618                     16,176
 6/1/2013                 16,450                     15,966
 7/1/2013                 17,402                     16,841
 8/1/2013                 16,915                     16,371
 9/1/2013                 17,611                     16,979
10/1/2013                 18,333                     17,701
11/1/2013                 18,927                     18,214
12/1/2013                 19,449                     18,695
 1/1/2014                 18,778                     18,104
 2/1/2014                 19,684                     18,963
 3/1/2014                 19,842                     19,064
 4/1/2014                 19,795                     19,087
 5/1/2014                 20,184                     19,503
 6/1/2014                 20,767                     19,993
 7/1/2014                 20,235                     19,598
 8/1/2014                 21,099                     20,420
 9/1/2014                 20,521                     19,995
10/1/2014                 21,032                     20,545
11/1/2014                 21,471                     21,043
12/1/2014                 21,495                     21,043
 1/1/2015                 20,823                     20,457
 2/1/2015                 22,119                     21,641
 3/1/2015                 21,975                     21,421
 4/1/2015                 22,035                     21,518
 5/1/2015                 22,324                     21,816
 6/1/2015                 21,999                     21,451
 7/1/2015                 22,144                     21,810              Past performance is not predictive of
 8/1/2015                 20,900                     20,493              future performance.
 9/1/2015                 20,213                     19,896              The returns shown do not reflect the
10/1/2015                 21,718                     21,467              deduction of taxes that a shareholder
                                                                         would pay on fund distributions or the
          Average Annual        One        Five         Ten              redemption of fund shares.
          Total Return          Year       Years       Years             Russell data copyright (C) Russell
          --------------------------------------------------------       Investment Group 1995-2015, all rights
                                3.26%      14.00%      8.06%             reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (Unaudited)

--------------------------------------------------------------------------------
U.S. CORE EQUITY 2 PORTFOLIO VS.
RUSSELL 3000(R) INDEX
October 31, 2005-October 31, 2015

                                     [CHART]


               U.S. Core Equity 2 Portfolio       Russell 3000/R/ Index
              -------------------------------   -------------------------
10/1/2005               $10,000                         $10,000
11/1/2005                10,417                          10,389
12/1/2005                10,424                          10,398
 1/1/2006                10,925                          10,746
 2/1/2006                10,945                          10,765
 3/1/2006                11,206                          10,951
 4/1/2006                11,370                          11,070
 5/1/2006                10,961                          10,715
 6/1/2006                10,952                          10,734
 7/1/2006                10,829                          10,724
 8/1/2006                11,075                          10,987
 9/1/2006                11,302                          11,233
10/1/2006                11,734                          11,637
11/1/2006                12,031                          11,890
12/1/2006                12,196                          12,032
 1/1/2007                12,424                          12,261
 2/1/2007                12,299                          12,060
 3/1/2007                12,429                          12,186
 4/1/2007                12,855                          12,673
 5/1/2007                13,375                          13,134
 6/1/2007                13,160                          12,888
 7/1/2007                12,545                          12,449
 8/1/2007                12,659                          12,628
 9/1/2007                12,977                          13,088
10/1/2007                13,113                          13,328
11/1/2007                12,365                          12,728
12/1/2007                12,257                          12,651
 1/1/2008                11,626                          11,884
 2/1/2008                11,258                          11,515
 3/1/2008                11,144                          11,447
 4/1/2008                11,704                          12,019
 5/1/2008                12,031                          12,266
 6/1/2008                10,943                          11,253
 7/1/2008                10,975                          11,164
 8/1/2008                11,219                          11,337
 9/1/2008                10,206                          10,271
10/1/2008                 8,264                           8,449
11/1/2008                 7,516                           7,782
12/1/2008                 7,739                           7,931
 1/1/2009                 6,933                           7,266
 2/1/2009                 6,127                           6,505
 3/1/2009                 6,729                           7,074
 4/1/2009                 7,669                           7,819
 5/1/2009                 8,036                           8,236
 6/1/2009                 8,026                           8,264
 7/1/2009                 8,752                           8,907
 8/1/2009                 9,110                           9,226
 9/1/2009                 9,564                           9,612
10/1/2009                 9,146                           9,365
11/1/2009                 9,560                           9,897
12/1/2009                 9,995                          10,179
 1/1/2010                 9,689                           9,812
 2/1/2010                10,093                          10,145
 3/1/2010                10,815                          10,784
 4/1/2010                11,209                          11,017
 5/1/2010                10,321                          10,147
 6/1/2010                 9,595                           9,563
 7/1/2010                10,299                          10,227
 8/1/2010                 9,683                           9,746
 9/1/2010                10,706                          10,666
10/1/2010                11,104                          11,083
11/1/2010                11,280                          11,147
12/1/2010                12,175                          11,902
 1/1/2011                12,408                          12,162
 2/1/2011                12,963                          12,605
 3/1/2011                13,120                          12,662
 4/1/2011                13,420                          13,039
 5/1/2011                13,209                          12,890
 6/1/2011                12,949                          12,659
 7/1/2011                12,514                          12,369
 8/1/2011                11,566                          11,627
 9/1/2011                10,468                          10,724
10/1/2011                11,879                          11,959
11/1/2011                11,834                          11,926
12/1/2011                11,920                          12,024
 1/1/2012                12,585                          12,631
 2/1/2012                13,125                          13,166
 3/1/2012                13,442                          13,572
 4/1/2012                13,306                          13,483
 5/1/2012                12,393                          12,649
 6/1/2012                12,882                          13,145
 7/1/2012                12,950                          13,275
 8/1/2012                13,358                          13,606
 9/1/2012                13,764                          13,963
10/1/2012                13,639                          13,723
11/1/2012                13,764                          13,829
12/1/2012                14,075                          13,998
 1/1/2013                14,965                          14,766
 2/1/2013                15,150                          14,962
 3/1/2013                15,786                          15,548
 4/1/2013                15,902                          15,803
 5/1/2013                16,504                          16,176
 6/1/2013                16,346                          15,966
 7/1/2013                17,335                          16,841
 8/1/2013                16,800                          16,371
 9/1/2013                17,518                          16,979
10/1/2013                18,229                          17,701
11/1/2013                18,848                          18,214
12/1/2013                19,390                          18,695
 1/1/2014                18,667                          18,104
 2/1/2014                19,544                          18,963
 3/1/2014                19,771                          19,064
 4/1/2014                19,676                          19,087
 5/1/2014                20,020                          19,503
 6/1/2014                20,654                          19,993
 7/1/2014                20,082                          19,598
 8/1/2014                20,916                          20,420
 9/1/2014                20,251                          19,995
10/1/2014                20,742                          20,545
11/1/2014                21,113                          21,043
12/1/2014                21,197                          21,043
 1/1/2015                20,433                          20,457
 2/1/2015                21,754                          21,641
 3/1/2015                21,650                          21,421
 4/1/2015                21,699                          21,518
 5/1/2015                21,978                          21,816
 6/1/2015                21,685                          21,451              Past performance is not predictive of
 7/1/2015                21,648                          21,810              future performance.
 8/1/2015                20,441                          20,493              The returns shown do not reflect the
 9/1/2015                19,707                          19,896              deduction of taxes that a shareholder
10/1/2015                21,140                          21,467              would pay on fund distributions or the
          Average Annual        One         Five          Ten                redemption of fund shares.
          Total Return          Year        Years        Years               Russell data copyright (C) Russell
          -----------------------------------------------------------        Investment Group 1995-2015, all rights
                                1.92%       13.74%       7.77%               reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
U.S. VECTOR EQUITY PORTFOLIO VS.
RUSSELL 3000(R) INDEX
December 30, 2005-October 31, 2015

                                     [CHART]


               U.S. Vector Equity Portfolio       Russell 3000/R/ Index
              -------------------------------   -------------------------
12/1/2005                 $10,000                         $10,000
12/1/2005                  10,000                          10,000
 1/1/2006                  10,810                          10,334
 2/1/2006                  10,800                          10,352
 3/1/2006                  11,196                          10,531
 4/1/2006                  11,316                          10,646
 5/1/2006                  10,865                          10,305
 6/1/2006                  10,845                          10,323
 7/1/2006                  10,624                          10,313
 8/1/2006                  10,865                          10,566
 9/1/2006                  11,050                          10,802
10/1/2006                  11,533                          11,191
11/1/2006                  11,865                          11,435
12/1/2006                  12,001                          11,572
 1/1/2007                  12,237                          11,792
 2/1/2007                  12,155                          11,598
 3/1/2007                  12,268                          11,719
 4/1/2007                  12,628                          12,187
 5/1/2007                  13,152                          12,631
 6/1/2007                  12,951                          12,395
 7/1/2007                  12,220                          11,972
 8/1/2007                  12,281                          12,144
 9/1/2007                  12,496                          12,587
10/1/2007                  12,579                          12,818
11/1/2007                  11,762                          12,241
12/1/2007                  11,632                          12,166
 1/1/2008                  11,081                          11,429
 2/1/2008                  10,707                          11,074
 3/1/2008                  10,663                          11,008
 4/1/2008                  11,142                          11,559
 5/1/2008                  11,517                          11,796
 6/1/2008                  10,417                          10,822
 7/1/2008                  10,500                          10,736
 8/1/2008                  10,803                          10,903
 9/1/2008                   9,892                           9,878
10/1/2008                   7,847                           8,126
11/1/2008                   6,987                           7,484
12/1/2008                   7,307                           7,627
 1/1/2009                   6,417                           6,987
 2/1/2009                   5,612                           6,255
 3/1/2009                   6,178                           6,803
 4/1/2009                   7,178                           7,519
 5/1/2009                   7,486                           7,921
 6/1/2009                   7,490                           7,947
 7/1/2009                   8,258                           8,566
 8/1/2009                   8,642                           8,872
 9/1/2009                   9,093                           9,244
10/1/2009                   8,590                           9,006
11/1/2009                   8,911                           9,518
12/1/2009                   9,442                           9,789
 1/1/2010                   9,173                           9,436
 2/1/2010                   9,625                           9,756
 3/1/2010                  10,347                          10,371
 4/1/2010                  10,874                          10,595
 5/1/2010                  10,003                           9,758
 6/1/2010                   9,227                           9,197
 7/1/2010                   9,906                           9,835
 8/1/2010                   9,227                           9,372
 9/1/2010                  10,243                          10,257
10/1/2010                  10,621                          10,658
11/1/2010                  10,881                          10,720
12/1/2010                  11,813                          11,446
 1/1/2011                  11,976                          11,696
 2/1/2011                  12,585                          12,122
 3/1/2011                  12,794                          12,177
 4/1/2011                  13,055                          12,539
 5/1/2011                  12,805                          12,396
 6/1/2011                  12,530                          12,174
 7/1/2011                  12,072                          11,895
 8/1/2011                  11,014                          11,181
 9/1/2011                   9,822                          10,314
10/1/2011                  11,244                          11,501
11/1/2011                  11,189                          11,470
12/1/2011                  11,274                          11,564
 1/1/2012                  11,967                          12,147
 2/1/2012                  12,462                          12,661
 3/1/2012                  12,762                          13,052
 4/1/2012                  12,575                          12,966
 5/1/2012                  11,661                          12,165
 6/1/2012                  12,122                          12,641
 7/1/2012                  12,099                          12,766
 8/1/2012                  12,542                          13,085
 9/1/2012                  12,947                          13,429
10/1/2012                  12,880                          13,197
11/1/2012                  13,035                          13,299
12/1/2012                  13,413                          13,462
 1/1/2013                  14,342                          14,201
 2/1/2013                  14,499                          14,389
 3/1/2013                  15,148                          14,953
 4/1/2013                  15,136                          15,198
 5/1/2013                  15,798                          15,556
 6/1/2013                  15,667                          15,354
 7/1/2013                  16,679                          16,196
 8/1/2013                  16,139                          15,744
 9/1/2013                  16,932                          16,329
10/1/2013                  17,620                          17,023
11/1/2013                  18,296                          17,517
12/1/2013                  18,806                          17,979
 1/1/2014                  18,037                          17,411
 2/1/2014                  18,875                          18,237
 3/1/2014                  19,126                          18,334
 4/1/2014                  18,908                          18,356
 5/1/2014                  19,184                          18,756
 6/1/2014                  19,912                          19,227
 7/1/2014                  19,186                          18,847
 8/1/2014                  20,039                          19,638
 9/1/2014                  19,174                          19,229
10/1/2014                  19,718                          19,758
11/1/2014                  19,845                          20,237
12/1/2014                  20,031                          20,236
 1/1/2015                  19,154                          19,673
 2/1/2015                  20,452                          20,812
 3/1/2015                  20,494                          20,601
 4/1/2015                  20,445                          20,694
 5/1/2015                  20,686                          20,980
 6/1/2015                  20,563                          20,629
 7/1/2015                  20,297                          20,974            Past performance is not predictive of
 8/1/2015                  19,269                          19,708            future performance.
 9/1/2015                  18,469                          19,134            The returns shown do not reflect the
10/1/2015                  19,683                          20,645            deduction of taxes that a shareholder
                                                                             would pay on fund distributions or the
          Average Annual        One        Five          Since               redemption of fund shares.
          Total Return          Year       Years       Inception             Russell data copyright (C) Russell
          ------------------------------------------------------------       Investment Group 1995-2015, all rights
                               -0.18%      13.13%        7.13%               reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (Unaudited)

--------------------------------------------------------------------------------
U.S. SMALL CAP PORTFOLIO VS.
RUSSELL 2000(R) INDEX
October 31, 2005-October 31, 2015

                                     [CHART]


                  U.S. Small Cap Portfolio          Russell 2000/R/ Index
                -----------------------------      -----------------------
10/1/2005                $10,000                        $10,000
11/1/2005                 10,485                         10,485
12/1/2005                 10,459                         10,438
 1/1/2006                 11,409                         11,373
 2/1/2006                 11,388                         11,342
 3/1/2006                 11,910                         11,892
 4/1/2006                 11,937                         11,891
 5/1/2006                 11,287                         11,223
 6/1/2006                 11,220                         11,295
 7/1/2006                 10,790                         10,927
 8/1/2006                 11,091                         11,251
 9/1/2006                 11,183                         11,345
10/1/2006                 11,813                         11,998
11/1/2006                 12,110                         12,313
12/1/2006                 12,196                         12,355
 1/1/2007                 12,379                         12,561
 2/1/2007                 12,316                         12,462
 3/1/2007                 12,445                         12,595
 4/1/2007                 12,673                         12,821
 5/1/2007                 13,153                         13,346
 6/1/2007                 13,009                         13,151
 7/1/2007                 12,225                         12,252
 8/1/2007                 12,397                         12,529
 9/1/2007                 12,553                         12,744
10/1/2007                 12,800                         13,110
11/1/2007                 11,847                         12,169
12/1/2007                 11,823                         12,161
 1/1/2008                 11,005                         11,332
 2/1/2008                 10,651                         10,912
 3/1/2008                 10,689                         10,958
 4/1/2008                 11,026                         11,416
 5/1/2008                 11,552                         11,941
 6/1/2008                 10,518                         11,021
 7/1/2008                 10,849                         11,429
 8/1/2008                 11,242                         11,842
 9/1/2008                 10,343                         10,899
10/1/2008                  8,214                          8,632
11/1/2008                  7,211                          7,611
12/1/2008                  7,566                          8,052
 1/1/2009                  6,728                          7,157
 2/1/2009                  5,916                          6,287
 3/1/2009                  6,525                          6,848
 4/1/2009                  7,737                          7,907
 5/1/2009                  8,010                          8,145
 6/1/2009                  8,218                          8,265
 7/1/2009                  9,072                          9,061
 8/1/2009                  9,396                          9,321
 9/1/2009                  9,981                          9,858
10/1/2009                  9,289                          9,189
11/1/2009                  9,526                          9,477
12/1/2009                 10,315                         10,240
 1/1/2010                 10,002                          9,863
 2/1/2010                 10,490                         10,308
 3/1/2010                 11,350                         11,146
 4/1/2010                 12,120                         11,777
 5/1/2010                 11,174                         10,884
 6/1/2010                 10,281                         10,040
 7/1/2010                 11,021                         10,730
 8/1/2010                 10,181                          9,936
 9/1/2010                 11,510                         11,174
10/1/2010                 11,981                         11,631
11/1/2010                 12,484                         12,035
12/1/2010                 13,482                         12,990
 1/1/2011                 13,495                         12,957
 2/1/2011                 14,252                         13,667
 3/1/2011                 14,660                         14,021
 4/1/2011                 15,007                         14,392
 5/1/2011                 14,704                         14,122
 6/1/2011                 14,469                         13,796
 7/1/2011                 13,963                         13,298
 8/1/2011                 12,711                         12,141
 9/1/2011                 11,299                         10,780
10/1/2011                 13,030                         12,411
11/1/2011                 12,986                         12,366
12/1/2011                 13,057                         12,448
 1/1/2012                 13,936                         13,327
 2/1/2012                 14,336                         13,646
 3/1/2012                 14,711                         13,996
 4/1/2012                 14,507                         13,780
 5/1/2012                 13,565                         12,868
 6/1/2012                 14,138                         13,510
 7/1/2012                 14,023                         13,323
 8/1/2012                 14,515                         13,767
 9/1/2012                 14,989                         14,219
10/1/2012                 14,803                         13,911
11/1/2012                 14,976                         13,985
12/1/2012                 15,459                         14,483
 1/1/2013                 16,427                         15,389
 2/1/2013                 16,591                         15,559
 3/1/2013                 17,392                         16,278
 4/1/2013                 17,249                         16,218
 5/1/2013                 18,136                         16,866
 6/1/2013                 18,116                         16,780
 7/1/2013                 19,421                         17,954
 8/1/2013                 18,765                         17,384
 9/1/2013                 19,929                         18,493
10/1/2013                 20,580                         18,958
11/1/2013                 21,546                         19,718
12/1/2013                 21,984                         20,106
 1/1/2014                 21,083                         19,549
 2/1/2014                 22,048                         20,470
 3/1/2014                 22,166                         20,331
 4/1/2014                 21,513                         19,542
 5/1/2014                 21,634                         19,699
 6/1/2014                 22,662                         20,747
 7/1/2014                 21,303                         19,491
 8/1/2014                 22,313                         20,457
 9/1/2014                 21,110                         19,220
10/1/2014                 22,364                         20,487
11/1/2014                 22,442                         20,505
12/1/2014                 22,960                         21,090
 1/1/2015                 22,009                         20,411
 2/1/2015                 23,461                         21,623
 3/1/2015                 23,876                         22,000
 4/1/2015                 23,322                         21,439
 5/1/2015                 23,729                         21,928
 6/1/2015                 23,968                         22,092
 7/1/2015                 23,664                         21,836               Past performance is not predictive of
 8/1/2015                 22,480                         20,463               future performance.
 9/1/2015                 21,619                         19,459               The returns shown do not reflect the
10/1/2015                 22,888                         20,556               deduction of taxes that a shareholder
                                                                              would pay on fund distributions or the
           Average Annual        One         Five          Ten                redemption of fund shares.
           Total Return          Year        Years        Years               Russell data copyright (C) Russell
           -----------------------------------------------------------        Investment Group 1995-2015, all rights
                                 2.34%       13.82%       8.63%               reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
U.S. MICRO CAP PORTFOLIO VS.
RUSSELL 2000(R) INDEX
October 31, 2005-October 31, 2015

                                             [CHART]


                    U.S. Micro Cap Portfolio         Russell 2000/R/ Index
                   --------------------------        ---------------------
10/1/2005                   $10,000                         $10,000
11/1/2005                    10,453                          10,485
12/1/2005                    10,472                          10,438
 1/1/2006                    11,429                          11,373
 2/1/2006                    11,458                          11,342
 3/1/2006                    11,979                          11,892
 4/1/2006                    11,929                          11,891
 5/1/2006                    11,227                          11,223
 6/1/2006                    11,127                          11,295
 7/1/2006                    10,744                          10,927
 8/1/2006                    11,042                          11,251
 9/1/2006                    11,104                          11,345
10/1/2006                    11,708                          11,998
11/1/2006                    11,971                          12,313
12/1/2006                    12,164                          12,355
 1/1/2007                    12,304                          12,561
 2/1/2007                    12,242                          12,462
 3/1/2007                    12,367                          12,595
 4/1/2007                    12,553                          12,821
 5/1/2007                    12,948                          13,346
 6/1/2007                    12,905                          13,151
 7/1/2007                    12,066                          12,252
 8/1/2007                    12,206                          12,529
 9/1/2007                    12,386                          12,744
10/1/2007                    12,596                          13,110
11/1/2007                    11,536                          12,169
12/1/2007                    11,530                          12,161
 1/1/2008                    10,648                          11,332
 2/1/2008                    10,314                          10,912
 3/1/2008                    10,346                          10,958
 4/1/2008                    10,560                          11,416
 5/1/2008                    10,980                          11,941
 6/1/2008                     9,986                          11,021
 7/1/2008                    10,433                          11,429
 8/1/2008                    10,786                          11,842
 9/1/2008                     9,991                          10,899
10/1/2008                     7,922                           8,632
11/1/2008                     6,905                           7,611
12/1/2008                     7,296                           8,052
 1/1/2009                     6,427                           7,157
 2/1/2009                     5,584                           6,287
 3/1/2009                     6,119                           6,848
 4/1/2009                     7,182                           7,907
 5/1/2009                     7,429                           8,145
 6/1/2009                     7,634                           8,265
 7/1/2009                     8,383                           9,061
 8/1/2009                     8,612                           9,321
 9/1/2009                     9,108                           9,858
10/1/2009                     8,446                           9,189
11/1/2009                     8,596                           9,477
12/1/2009                     9,343                          10,240
 1/1/2010                     9,069                           9,863
 2/1/2010                     9,467                          10,308
 3/1/2010                    10,232                          11,146
 4/1/2010                    10,976                          11,777
 5/1/2010                    10,161                          10,884
 6/1/2010                     9,426                          10,040
 7/1/2010                    10,099                          10,730
 8/1/2010                     9,293                           9,936
 9/1/2010                    10,423                          11,174
10/1/2010                    10,876                          11,631
11/1/2010                    11,337                          12,035
12/1/2010                    12,266                          12,990
 1/1/2011                    12,132                          12,957
 2/1/2011                    12,845                          13,667
 3/1/2011                    13,262                          14,021
 4/1/2011                    13,485                          14,392
 5/1/2011                    13,227                          14,122
 6/1/2011                    12,941                          13,796
 7/1/2011                    12,593                          13,298
 8/1/2011                    11,469                          12,141
 9/1/2011                    10,255                          10,780
10/1/2011                    11,838                          12,411
11/1/2011                    11,766                          12,366
12/1/2011                    11,867                          12,448
 1/1/2012                    12,693                          13,327
 2/1/2012                    12,935                          13,646
 3/1/2012                    13,321                          13,996
 4/1/2012                    13,133                          13,780
 5/1/2012                    12,217                          12,868
 6/1/2012                    12,843                          13,510
 7/1/2012                    12,726                          13,323
 8/1/2012                    13,122                          13,767
 9/1/2012                    13,672                          14,219
10/1/2012                    13,393                          13,911
11/1/2012                    13,519                          13,985
12/1/2012                    14,032                          14,483
 1/1/2013                    14,830                          15,389
 2/1/2013                    14,993                          15,559
 3/1/2013                    15,724                          16,278
 4/1/2013                    15,599                          16,218
 5/1/2013                    16,406                          16,866
 6/1/2013                    16,481                          16,780
 7/1/2013                    17,703                          17,954
 8/1/2013                    17,087                          17,384
 9/1/2013                    18,292                          18,493
10/1/2013                    18,929                          18,958
11/1/2013                    19,979                          19,718
12/1/2013                    20,356                          20,106
 1/1/2014                    19,455                          19,549
 2/1/2014                    20,275                          20,470
 3/1/2014                    20,472                          20,331
 4/1/2014                    19,773                          19,542
 5/1/2014                    19,794                          19,699
 6/1/2014                    20,653                          20,747
 7/1/2014                    19,445                          19,491
 8/1/2014                    20,328                          20,457
 9/1/2014                    19,170                          19,220
10/1/2014                    20,420                          20,487
11/1/2014                    20,268                          20,505
12/1/2014                    20,951                          21,090
 1/1/2015                    19,923                          20,411
 2/1/2015                    21,124                          21,623
 3/1/2015                    21,606                          22,000
 4/1/2015                    21,184                          21,439
 5/1/2015                    21,476                          21,928
 6/1/2015                    21,826                          22,092
 7/1/2015                    21,294                          21,836           Past performance is not predictive of
 8/1/2015                    20,350                          20,463           future performance.
 9/1/2015                    19,473                          19,459           The returns shown do not reflect the
10/1/2015                    20,646                          20,556           deduction of taxes that a shareholder
                                                                              would pay on fund distributions or the
           Average Annual        One         Five          Ten                redemption of fund shares.
           Total Return          Year        Years        Years               Russell data copyright (C) Russell
           -----------------------------------------------------------        Investment Group 1995-2015, all rights
                                 1.11%       13.68%       7.52%               reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (Unaudited)

--------------------------------------------------------------------------------
DFA REAL ESTATE SECURITIES PORTFOLIO VS.
S&P 500(R) INDEX, DOW JONES U.S. SELECT REIT INDEX
October 31, 2005-October 31, 2015

                                     [CHART]


                DFA Real Estate                           Dow Jones U.S. Select
              Securities Portfolio     S&P 500/R/ Index        REIT Index
             ----------------------   ------------------  ---------------------
10/1/2005             $10,000              $10,000              $10,000
11/1/2005              10,450               10,378               10,464
12/1/2005              10,452               10,382               10,475
 1/1/2006              11,255               10,657               11,296
 2/1/2006              11,468               10,686               11,538
 3/1/2006              12,062               10,819               12,128
 4/1/2006              11,606               10,964               11,669
 5/1/2006              11,259               10,648               11,346
 6/1/2006              11,881               10,663               11,992
 7/1/2006              12,289               10,729               12,418
 8/1/2006              12,722               10,984               12,835
 9/1/2006              12,976               11,267               13,085
10/1/2006              13,790               11,634               13,910
11/1/2006              14,446               11,855               14,573
12/1/2006              14,138               12,022               14,243
 1/1/2007              15,362               12,204               15,512
 2/1/2007              15,004               11,965               15,164
 3/1/2007              14,632               12,099               14,776
 4/1/2007              14,618               12,635               14,770
 5/1/2007              14,618               13,076               14,780
 6/1/2007              13,247               12,858               13,392
 7/1/2007              12,204               12,460               12,341
 8/1/2007              12,943               12,646               13,071
 9/1/2007              13,449               13,119               13,582
10/1/2007              13,601               13,328               13,738
11/1/2007              12,213               12,771               12,402
12/1/2007              11,498               12,682               11,743
 1/1/2008              11,503               11,921               11,687
 2/1/2008              11,066               11,534               11,246
 3/1/2008              11,762               11,484               11,994
 4/1/2008              12,455               12,043               12,733
 5/1/2008              12,480               12,200               12,762
 6/1/2008              11,110               11,172               11,348
 7/1/2008              11,432               11,078               11,675
 8/1/2008              11,714               11,238               11,940
 9/1/2008              11,690               10,236               11,890
10/1/2008               8,004                8,517                8,040
11/1/2008               6,152                7,906                6,066
12/1/2008               7,202                7,990                7,140
 1/1/2009               5,924                7,317                5,849
 2/1/2009               4,681                6,538                4,571
 3/1/2009               4,847                7,110                4,718
 4/1/2009               6,365                7,791                6,266
 5/1/2009               6,530                8,227                6,426
 6/1/2009               6,328                8,243                6,202
 7/1/2009               6,992                8,866                6,848
 8/1/2009               7,937                9,186                7,850
 9/1/2009               8,469                9,529                8,400
10/1/2009               8,083                9,352                8,019
11/1/2009               8,638                9,913                8,571
12/1/2009               9,231               10,105                 9,17
 1/1/2010               8,749                9,741                8,647
 2/1/2010               9,231               10,043                 9,13
 3/1/2010              10,169               10,649               10,071
 4/1/2010              10,885               10,817               10,783
 5/1/2010              10,304                9,953               10,202
 6/1/2010               9,770                9,432                9,655
 7/1/2010              10,734               10,093               10,610
 8/1/2010              10,599                9,638               10,468
 9/1/2010              11,058               10,498               10,932
10/1/2010              11,576               10,897               11,437
11/1/2010              11,347               10,898               11,215
12/1/2010              11,877               11,627               11,746
 1/1/2011              12,296               11,902               12,163
 2/1/2011              12,852               12,310               12,719
 3/1/2011              12,660               12,315               12,532
 4/1/2011              13,392               12,680               13,275
 5/1/2011              13,574               12,536               13,482
 6/1/2011              13,128               12,327               13,030
 7/1/2011              13,343               12,077               13,267
 8/1/2011              12,625               11,421               12,540
 9/1/2011              11,238               10,618               11,136
10/1/2011              12,859               11,778               12,772
11/1/2011              12,372               11,752               12,269
12/1/2011              12,940               11,872               12,846
 1/1/2012              13,759               12,404               13,672
 2/1/2012              13,613               12,941               13,520
 3/1/2012              14,314               13,367               14,228
 4/1/2012              14,723               13,283               14,656
 5/1/2012              14,050               12,484               13,987
 6/1/2012              14,842               12,999               14,761
 7/1/2012              15,135               13,179               15,042
 8/1/2012              15,113               13,476               15,001
 9/1/2012              14,831               13,825               14,706
10/1/2012              14,717               13,569               14,571
11/1/2012              14,666               13,648               14,499
12/1/2012              15,203               13,772               15,046
 1/1/2013              15,740               14,486               15,556
 2/1/2013              15,913               14,682               15,686
 3/1/2013              16,351               15,233               16,104
 4/1/2013              17,456               15,526               17,212
 5/1/2013              16,415               15,890               16,181
 6/1/2013              16,108               15,676               15,896
 7/1/2013              16,248               16,474               16,019
 8/1/2013              15,104               15,997               14,920
 9/1/2013              15,575               16,498               15,396
10/1/2013              16,230               17,257               16,023
11/1/2013              15,365               17,783               15,144
12/1/2013              15,414               18,233               15,229
 1/1/2014              16,068               17,603               15,847
 2/1/2014              16,882               18,408               16,658
 3/1/2014              16,992               18,563               16,804
 4/1/2014              17,607               18,700               17,423
 5/1/2014              18,025               19,139               17,852
 6/1/2014              18,213               19,534               18,006
 7/1/2014              18,225               19,265               18,043
 8/1/2014              18,742               20,035               18,546
 9/1/2014              17,616               19,754               17,466
10/1/2014              19,443               20,237               19,339
11/1/2014              19,847               20,781               19,747
12/1/2014              20,210               20,729               20,102
 1/1/2015              21,603               20,107               21,446
 2/1/2015              20,803               21,262               20,678
 3/1/2015              21,171               20,926               21,049
 4/1/2015              19,926               21,127               19,829
 5/1/2015              19,877               21,398               19,822
 6/1/2015              19,006               20,984               18,945            Past performance is not predictive of
 7/1/2015              20,097               21,424               20,069            future performance.
 8/1/2015              18,875               20,131               18,893            The returns shown do not reflect the
 9/1/2015              19,473               19,633               19,530            deduction of taxes that a shareholder
10/1/2015              20,589               21,289               20,668            would pay on fund distributions or the
                                                                                   redemption of fund shares.
           Average Annual         One          Five           Ten                  The S&P data are provided by Standard
           Total Return           Year         Years         Years                 & Poor's Index Services Group.
           ---------------------------------------------------------------         Dow Jones data provided by S&P Dow
                                  5.89%        12.21%        7.49%                 Jones Indices LLC

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
LARGE CAP INTERNATIONAL PORTFOLIO VS.
MSCI WORLD EX USA INDEX (NET DIVIDENDS)
October 31, 2005-October 31, 2015

                                     [CHART]


                  Large Cap International         MSCI World ex USA
                          Portfolio             Index (net dividends)
                 -------------------------      ---------------------
10/1/2005                  $10,000                     $10,000
11/1/2005                   10,155                      10,265
12/1/2005                   10,685                      10,741
 1/1/2006                   11,309                      11,420
 2/1/2006                   11,234                      11,382
 3/1/2006                   11,648                      11,743
 4/1/2006                   12,213                      12,304
 5/1/2006                   11,772                      11,837
 6/1/2006                   11,726                      11,822
 7/1/2006                   11,851                      11,932
 8/1/2006                   12,162                      12,271
 9/1/2006                   12,157                      12,262
10/1/2006                   12,624                      12,746
11/1/2006                   12,998                      13,126
12/1/2006                   13,341                      13,502
 1/1/2007                   13,512                      13,584
 2/1/2007                   13,551                      13,693
 3/1/2007                   13,926                      14,044
 4/1/2007                   14,418                      14,683
 5/1/2007                   14,865                      15,009
 6/1/2007                   14,837                      15,024
 7/1/2007                   14,557                      14,816
 8/1/2007                   14,457                      14,602
 9/1/2007                   15,250                      15,432
10/1/2007                   15,931                      16,102
11/1/2007                   15,362                      15,473
12/1/2007                   15,004                      15,182
 1/1/2008                   13,867                      13,813
 2/1/2008                   13,856                      14,063
 3/1/2008                   13,807                      13,863
 4/1/2008                   14,538                      14,633
 5/1/2008                   14,842                      14,855
 6/1/2008                   13,660                      13,700
 7/1/2008                   13,163                      13,212
 8/1/2008                   12,601                      12,702
 9/1/2008                   11,069                      10,868
10/1/2008                    8,735                       8,607
11/1/2008                    8,210                       8,140
12/1/2008                    8,786                       8,569
 1/1/2009                    7,799                       7,770
 2/1/2009                    7,014                       6,983
 3/1/2009                    7,554                       7,443
 4/1/2009                    8,413                       8,403
 5/1/2009                    9,588                       9,466
 6/1/2009                    9,455                       9,368
 7/1/2009                   10,363                      10,248
 8/1/2009                   10,769                      10,739
 9/1/2009                   11,228                      11,182
10/1/2009                   10,936                      11,002
11/1/2009                   11,343                      11,275
12/1/2009                   11,478                      11,454
 1/1/2010                   10,884                      10,917
 2/1/2010                   10,957                      10,906
 3/1/2010                   11,648                      11,608
 4/1/2010                   11,421                      11,435
 5/1/2010                   10,176                      10,173
 6/1/2010                   10,010                      10,026
 7/1/2010                   11,044                      10,953
 8/1/2010                   10,664                      10,626
 9/1/2010                   11,713                      11,645
10/1/2010                   12,138                      12,060
11/1/2010                   11,607                      11,549
12/1/2010                   12,539                      12,479
 1/1/2011                   12,823                      12,748
 2/1/2011                   13,326                      13,220
 3/1/2011                   13,021                      12,956
 4/1/2011                   13,766                      13,661
 5/1/2011                   13,375                      13,256
 6/1/2011                   13,185                      13,067
 7/1/2011                   12,916                      12,852
 8/1/2011                   11,833                      11,765
 9/1/2011                   10,530                      10,584
10/1/2011                   11,549                      11,613
11/1/2011                   11,259                      11,076
12/1/2011                   11,000                      10,956
 1/1/2012                   11,664                      11,547
 2/1/2012                   12,230                      12,182
 3/1/2012                   12,209                      12,092
 4/1/2012                   11,974                      11,887
 5/1/2012                   10,648                      10,531
 6/1/2012                   11,354                      11,221
 7/1/2012                   11,387                      11,361
 8/1/2012                   11,772                      11,685
 9/1/2012                   12,123                      12,040
10/1/2012                   12,229                      12,125
11/1/2012                   12,476                      12,380
12/1/2012                   12,952                      12,754
 1/1/2013                   13,477                      13,381
 2/1/2013                   13,296                      13,248
 3/1/2013                   13,477                      13,353
 4/1/2013                   14,057                      13,961
 5/1/2013                   13,686                      13,648
 6/1/2013                   13,284                      13,137
 7/1/2013                   14,017                      13,836
 8/1/2013                   13,811                      13,658
 9/1/2013                   14,787                      14,623
10/1/2013                   15,268                      15,113
11/1/2013                   15,350                      15,206
12/1/2013                   15,632                      15,435
 1/1/2014                   14,934                      14,812
 2/1/2014                   15,812                      15,620
 3/1/2014                   15,768                      15,550
 4/1/2014                   16,026                      15,796
 5/1/2014                   16,249                      16,040
 6/1/2014                   16,474                      16,268
 7/1/2014                   16,093                      15,978
 8/1/2014                   16,163                      15,991
 9/1/2014                   15,475                      15,334
10/1/2014                   15,340                      15,090
11/1/2014                   15,382                      15,276
12/1/2014                   14,814                      14,768
 1/1/2015                   14,814                      14,715
 2/1/2015                   15,715                      15,595
 3/1/2015                   15,439                      15,334
 4/1/2015                   16,134                      15,998
 5/1/2015                   16,077                      15,859
 6/1/2015                   15,624                      15,408
 7/1/2015                   15,747                      15,652
 8/1/2015                   14,636                      14,512           Past performance is not predictive of
 9/1/2015                   13,952                      13,780           future performance.
10/1/2015                   14,864                      14,816           The returns shown do not reflect the
                                                                         deduction of taxes that a shareholder
          Average Annual         One        Five        Ten              would pay on fund distributions or the
          Total Return           Year       Years      Years             redemption of fund shares.
          --------------------------------------------------------       MSCI data copyright MSCI 2015, all
                                -3.10%      4.14%      4.04%             rights reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (Unaudited)

--------------------------------------------------------------------------------
INTERNATIONAL CORE EQUITY PORTFOLIO VS.
MSCI WORLD EX USA INDEX (NET DIVIDENDS)
October 31, 2005-October 31, 2015

                                     [CHART]


                International Core Equity              MSCI World ex USA
                        Portfolio                    Index (net dividends)
                -------------------------           ----------------------
10/1/2005               $10,000                            $10,000
11/1/2005                10,213                             10,265
12/1/2005                10,787                             10,741
 1/1/2006                11,490                             11,420
 2/1/2006                11,500                             11,382
 3/1/2006                11,949                             11,743
 4/1/2006                12,519                             12,304
 5/1/2006                12,010                             11,837
 6/1/2006                11,869                             11,822
 7/1/2006                11,930                             11,932
 8/1/2006                12,280                             12,271
 9/1/2006                12,346                             12,262
10/1/2006                12,831                             12,746
11/1/2006                13,283                             13,126
12/1/2006                13,694                             13,502
 1/1/2007                13,944                             13,584
 2/1/2007                14,017                             13,693
 3/1/2007                14,461                             14,044
 4/1/2007                15,002                             14,683
 5/1/2007                15,419                             15,009
 6/1/2007                15,326                             15,024
 7/1/2007                15,063                             14,816
 8/1/2007                14,778                             14,602
 9/1/2007                15,409                             15,432
10/1/2007                16,139                             16,102
11/1/2007                15,254                             15,473
12/1/2007                14,857                             15,182
 1/1/2008                13,737                             13,813
 2/1/2008                13,759                             14,063
 3/1/2008                13,822                             13,863
 4/1/2008                14,394                             14,633
 5/1/2008                14,631                             14,855
 6/1/2008                13,272                             13,700
 7/1/2008                12,745                             13,212
 8/1/2008                12,263                             12,702
 9/1/2008                10,698                             10,868
10/1/2008                 8,274                              8,607
11/1/2008                 7,775                              8,140
12/1/2008                 8,318                              8,569
 1/1/2009                 7,416                              7,770
 2/1/2009                 6,637                              6,983
 3/1/2009                 7,196                              7,443
 4/1/2009                 8,280                              8,403
 5/1/2009                 9,532                              9,466
 6/1/2009                 9,451                              9,368
 7/1/2009                 0,391                             10,248
 8/1/2009                10,968                             10,739
 9/1/2009                11,501                             11,182
10/1/2009                11,153                             11,002
11/1/2009                11,450                             11,275
12/1/2009                11,587                             11,454
 1/1/2010                11,095                             10,917
 2/1/2010                11,107                             10,906
 3/1/2010                11,936                             11,608
 4/1/2010                11,878                             11,435
 5/1/2010                10,482                             10,173
 6/1/2010                10,308                             10,026
 7/1/2010                11,398                             10,953
 8/1/2010                10,934                             10,626
 9/1/2010                12,103                             11,645
10/1/2010                12,545                             12,060
11/1/2010                12,044                             11,549
12/1/2010                13,198                             12,479
 1/1/2011                13,538                             12,748
 2/1/2011                13,995                             13,220
 3/1/2011                13,750                             12,956
 4/1/2011                14,490                             13,661
 5/1/2011                14,044                             13,256
 6/1/2011                13,795                             13,067
 7/1/2011                13,486                             12,852
 8/1/2011                12,294                             11,765
 9/1/2011                10,861                             10,584
10/1/2011                11,856                             11,613
11/1/2011                11,496                             11,076
12/1/2011                11,203                             10,956
 1/1/2012                12,026                             11,547
 2/1/2012                12,643                             12,182
 3/1/2012                12,642                             12,092
 4/1/2012                12,363                             11,887
 5/1/2012                10,885                             10,531
 6/1/2012                11,551                             11,221
 7/1/2012                11,539                             11,361
 8/1/2012                11,946                             11,685
 9/1/2012                12,370                             12,040
10/1/2012                12,507                             12,125
11/1/2012                12,717                             12,380
12/1/2012                13,303                             12,754
 1/1/2013                13,877                             13,381
 2/1/2013                13,727                             13,248
 3/1/2013                13,893                             13,353
 4/1/2013                14,430                             13,961
 5/1/2013                14,106                             13,648
 6/1/2013                13,675                             13,137
 7/1/2013                14,524                             13,836
 8/1/2013                14,372                             13,658
 9/1/2013                15,472                             14,623
10/1/2013                16,007                             15,113
11/1/2013                16,083                             15,206
12/1/2013                16,420                             15,435
 1/1/2014                15,869                             14,812
 2/1/2014                16,804                             15,620
 3/1/2014                16,769                             15,550
 4/1/2014                16,962                             15,796
 5/1/2014                17,143                             16,040
 6/1/2014                17,411                             16,268
 7/1/2014                16,941                             15,978
 8/1/2014                17,006                             15,991
 9/1/2014                16,154                             15,334
10/1/2014                15,919                             15,090
11/1/2014                15,879                             15,276
12/1/2014                15,437                             14,768
 1/1/2015                15,385                             14,715
 2/1/2015                16,374                             15,595
 3/1/2015                16,075                             15,334
 4/1/2015                16,867                             15,998
 5/1/2015                16,893                             15,859
 6/1/2015                16,492                             15,408
 7/1/2015                16,506                             15,652
 8/1/2015                15,488                             14,512            Past performance is not predictive of
 9/1/2015                14,816                             13,780            future performance.
10/1/2015                15,744                             14,816            The returns shown do not reflect the
                                                                              deduction of taxes that a shareholder
           Average Annual         One         Five         Ten                would pay on fund distributions or the
           Total Return           Year        Years       Years               redemption of fund shares.
           -----------------------------------------------------------        MSCI data copyright MSCI 2015, all
                                 -1.10%       4.65%       4.64%               rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INTERNATIONAL SMALL COMPANY PORTFOLIO VS.
MSCI WORLD EX USA SMALL CAP INDEX (NET DIVIDENDS)
October 31, 2005-October 31, 2015

                                     [CHART]


                  International Small Company        MSCI World ex USA Small
                          Portfolio                 Cap Index (net dividends)
                  ---------------------------      --------------------------
10/1/2005                 $10,000                          $10,000
11/1/2005                  10,195                           10,333
12/1/2005                  10,873                           11,137
 1/1/2006                  11,625                           11,931
 2/1/2006                  11,552                           11,781
 3/1/2006                  12,084                           12,335
 4/1/2006                  12,656                           12,909
 5/1/2006                  12,017                           12,195
 6/1/2006                  11,786                           11,898
 7/1/2006                  11,659                           11,608
 8/1/2006                  11,968                           11,947
 9/1/2006                  12,056                           11,915
10/1/2006                  12,535                           12,388
11/1/2006                  13,101                           12,921
12/1/2006                  13,578                           13,303
 1/1/2007                  13,958                           13,575
 2/1/2007                  14,155                           13,813
 3/1/2007                  14,685                           14,271
 4/1/2007                  15,170                           14,821
 5/1/2007                  15,480                           15,040
 6/1/2007                  15,455                           15,007
 7/1/2007                  15,462                           14,915
 8/1/2007                  14,865                           14,128
 9/1/2007                  15,192                           14,448
10/1/2007                  16,013                           15,423
11/1/2007                  14,842                           14,155
12/1/2007                  14,347                           13,740
 1/1/2008                  13,256                           12,408
 2/1/2008                  13,591                           12,998
 3/1/2008                  13,609                           12,854
 4/1/2008                  13,900                           13,167
 5/1/2008                  14,267                           13,433
 6/1/2008                  13,210                           12,396
 7/1/2008                  12,575                           11,771
 8/1/2008                  12,079                           11,335
 9/1/2008                  10,248                            9,341
10/1/2008                   7,848                            7,035
11/1/2008                   7,442                            6,695
12/1/2008                   8,053                            7,141
 1/1/2009                   7,417                            6,726
 2/1/2009                   6,741                            6,112
 3/1/2009                   7,187                            6,504
 4/1/2009                   8,139                            7,507
 5/1/2009                   9,352                            8,618
 6/1/2009                   9,450                            8,721
 7/1/2009                  10,158                            9,422
 8/1/2009                  10,803                           10,149
 9/1/2009                  11,378                           10,719
10/1/2009                  11,170                           10,554
11/1/2009                  11,322                           10,636
12/1/2009                  11,432                           10,770
 1/1/2010                  11,255                           10,628
 2/1/2010                  11,239                           10,568
 3/1/2010                  12,042                           11,353
 4/1/2010                  12,227                           11,577
 5/1/2010                  10,780                           10,186
 6/1/2010                  10,755                           10,091
 7/1/2010                  11,737                           10,956
 8/1/2010                  11,388                           10,672
 9/1/2010                  12,641                           11,882
10/1/2010                  13,137                           12,372
11/1/2010                  12,771                           12,048
12/1/2010                  14,165                           13,410
 1/1/2011                  14,339                           13,480
 2/1/2011                  14,776                           13,864
 3/1/2011                  14,753                           13,851
 4/1/2011                  15,454                           14,538
 5/1/2011                  15,025                           14,135
 6/1/2011                  14,720                           13,829
 7/1/2011                  14,578                           13,754
 8/1/2011                  13,435                           12,667
 9/1/2011                  11,847                           11,213
10/1/2011                  12,753                           12,123
11/1/2011                  12,351                           11,514
12/1/2011                  11,991                           11,290
 1/1/2012                  13,014                           12,223
 2/1/2012                  13,672                           12,915
 3/1/2012                  13,725                           12,829
 4/1/2012                  13,560                           12,763
 5/1/2012                  11,982                           11,263
 6/1/2012                  12,451                           11,651
 7/1/2012                  12,416                           11,741
 8/1/2012                  12,846                           12,079
 9/1/2012                  13,382                           12,651
10/1/2012                  13,471                           12,713
11/1/2012                  13,585                           12,778
12/1/2012                  14,252                           13,263
 1/1/2013                  14,879                           13,902
 2/1/2013                  14,870                           13,951
 3/1/2013                  15,140                           14,223
 4/1/2013                  15,543                           14,636
 5/1/2013                  15,203                           14,292
 6/1/2013                  14,800                           13,727
 7/1/2013                  15,779                           14,585
 8/1/2013                  15,725                           14,560
 9/1/2013                  17,020                           15,782
10/1/2013                  17,600                           16,248
11/1/2013                  17,682                           16,269
12/1/2013                  18,164                           16,652
 1/1/2014                  17,842                           16,365
 2/1/2014                  18,958                           17,292
 3/1/2014                  18,930                           17,227
 4/1/2014                  18,939                           17,174
 5/1/2014                  19,062                           17,389
 6/1/2014                  19,415                           17,784
 7/1/2014                  18,797                           17,323
 8/1/2014                  18,920                           17,366
 9/1/2014                  17,770                           16,314
10/1/2014                  17,408                           15,900
11/1/2014                  17,236                           15,885
12/1/2014                  17,019                           15,762
 1/1/2015                  16,879                           15,623
 2/1/2015                  17,962                           16,622
 3/1/2015                  17,681                           16,398
 4/1/2015                  18,673                           17,232
 5/1/2015                  18,894                           17,336
 6/1/2015                  18,607                           17,080
 7/1/2015                  18,486                           17,054
 8/1/2015                  17,711                           16,295               Past performance is not predictive of
 9/1/2015                  17,122                           15,709               future performance.
10/1/2015                  17,981                           16,641               The returns shown do not reflect the
                                                                                 deduction of taxes that a shareholder
           Average Annual         One          Five          Ten                 would pay on fund distributions or the
           Total Return           Year         Years        Years                redemption of fund shares.
           --------------------------------------------------------------        MSCI data copyright MSCI 2015, all
                                  3.30%        6.48%        6.04%                rights reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (Unaudited)

--------------------------------------------------------------------------------
JAPANESE SMALL COMPANY PORTFOLIO VS.
MSCI JAPAN SMALL CAP INDEX (NET DIVIDENDS)
October 31, 2005-October 31, 2015

                                    [CHART]

                  Japanese Small Company          MSCI Japan Small Cap
                         Portfolio                Index (net dividends)
              -------------------------------     ---------------------

10/1/2005                $10,000                        $10,000
11/1/2005                 10,193                         10,427
12/1/2005                 11,350                         11,838
 1/1/2006                 11,829                         12,215
 2/1/2006                 11,116                         11,419
 3/1/2006                 11,606                         11,932
 4/1/2006                 11,829                         11,991
 5/1/2006                 10,990                         11,029
 6/1/2006                 10,569                         10,684
 7/1/2006                 10,064                          9,977
 8/1/2006                 10,225                         10,243
 9/1/2006                 10,043                         10,019
10/1/2006                  9,963                          9,954
11/1/2006                  9,894                          9,870
12/1/2006                  9,980                          9,928
 1/1/2007                 10,182                         10,121
 2/1/2007                 10,592                         10,520
 3/1/2007                 10,506                         10,423
 4/1/2007                 10,361                         10,245
 5/1/2007                 10,147                         10,001
 6/1/2007                 10,311                         10,066
 7/1/2007                 10,363                         10,064
 8/1/2007                  9,927                          9,451
 9/1/2007                  9,913                          9,393
10/1/2007                  9,977                          9,733
11/1/2007                  9,744                          9,324
12/1/2007                  9,128                          8,766
 1/1/2008                  8,876                          8,335
 2/1/2008                  8,800                          8,427
 3/1/2008                  8,973                          8,430
 4/1/2008                  9,038                          8,534
 5/1/2008                  9,366                          8,797
 6/1/2008                  8,921                          8,257
 7/1/2008                  8,673                          7,987
 8/1/2008                  8,193                          7,634
 9/1/2008                  7,655                          6,889
10/1/2008                  7,097                          6,161
11/1/2008                  7,281                          6,413
12/1/2008                  8,022                          6,912
 1/1/2009                  7,471                          6,550
 2/1/2009                  6,496                          5,689
 3/1/2009                  6,797                          5,890
 4/1/2009                  7,066                          6,191
 5/1/2009                  7,935                          6,949
 6/1/2009                  8,460                          7,391
 7/1/2009                  8,636                          7,576
 8/1/2009                  9,089                          8,000
 9/1/2009                  8,991                          7,969
10/1/2009                  8,665                          7,677
11/1/2009                  8,314                          7,403
12/1/2009                  8,279                          7,265
 1/1/2010                  8,389                          7,421
 2/1/2010                  8,548                          7,562
 3/1/2010                  8,982                          7,906
 4/1/2010                  9,244                          8,120
 5/1/2010                  8,470                          7,557
 6/1/2010                  8,600                          7,590
 7/1/2010                  8,748                          7,682
 8/1/2010                  8,508                          7,520
 9/1/2010                  8,884                          7,827
10/1/2010                  8,693                          7,763
11/1/2010                  8,908                          7,914
12/1/2010                  9,728                          8,713
 1/1/2011                  9,945                          8,816
 2/1/2011                 10,403                          9,171
 3/1/2011                  9,753                          8,605
 4/1/2011                  9,703                          8,613
 5/1/2011                  9,542                          8,485
 6/1/2011                 10,017                          8,801
 7/1/2011                 10,380                          9,167
 8/1/2011                 10,098                          8,792
 9/1/2011                 10,043                          8,800
10/1/2011                  9,525                          8,475
11/1/2011                  9,681                          8,246
12/1/2011                  9,630                          8,374
 1/1/2012                 10,235                          8,718
 2/1/2012                 10,247                          8,813
 3/1/2012                 10,537                          9,048
 4/1/2012                 10,317                          8,917
 5/1/2012                  9,453                          8,176
 6/1/2012                  9,954                          8,525
 7/1/2012                  9,617                          8,392
 8/1/2012                  9,617                          8,344
 9/1/2012                  9,754                          8,575
10/1/2012                  9,544                          8,389
11/1/2012                  9,678                          8,447
12/1/2012                 10,031                          8,710
 1/1/2013                 10,345                          9,036
 2/1/2013                 10,596                          9,342
 3/1/2013                 11,405                         10,097
 4/1/2013                 12,009                         10,761
 5/1/2013                 11,026                          9,908
 6/1/2013                 11,122                          9,881
 7/1/2013                 11,386                         10,042
 8/1/2013                 11,129                          9,906
 9/1/2013                 12,381                         11,035
10/1/2013                 12,413                         10,989
11/1/2013                 12,317                         10,917
12/1/2013                 12,404                         11,004
 1/1/2014                 12,272                         10,973
 2/1/2014                 12,219                         10,729
 3/1/2014                 12,279                         10,756
 4/1/2014                 12,093                         10,557
 5/1/2014                 12,404                         10,903
 6/1/2014                 13,277                         11,675
 7/1/2014                 13,191                         11,737
 8/1/2014                 13,317                         11,653
 9/1/2014                 12,900                         11,264
10/1/2014                 12,662                         10,963
11/1/2014                 12,186                         10,839
12/1/2014                 12,288                         10,952
 1/1/2015                 12,584                         11,320
 2/1/2015                 13,102                         11,728
 3/1/2015                 13,263                         11,954
 4/1/2015                 13,586                         12,178
 5/1/2015                 13,720                         12,322
 6/1/2015                 14,002                         12,502
 7/1/2015                 13,915                         12,453
 8/1/2015                 13,485                         12,027                Past performance is not predictive of
 9/1/2015                 13,075                         11,595                future performance.
10/1/2015                 13,754                         12,369                The returns shown do not reflect the
                                                                               deduction of taxes that a shareholder
           Average Annual         One          Five         Ten                would pay on fund distributions or the
           Total Return           Year         Years       Years               redemption of fund shares.
           ------------------------------------------------------------        MSCI data copyright MSCI 2015, all
                                  8.62%        9.61%       3.24%               rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ASIA PACIFIC SMALL COMPANY PORTFOLIO VS.
MSCI PACIFIC EX JAPAN SMALL CAP INDEX (NET DIVIDENDS)
October 31, 2005-October 31, 2015

                                     [CHART]


                 Asia Pacific Small Company     MSCI Pacific ex Japan Small Cap
                          Portfolio                  Index (net dividends)
              -------------------------------  --------------------------------

10/1/2005                $10,000                          $10,000
11/1/2005                 10,248                           10,379
12/1/2005                 10,401                           10,583
 1/1/2006                 11,101                           11,189
 2/1/2006                 11,259                           11,301
 3/1/2006                 11,828                           11,779
 4/1/2006                 12,501                           12,539
 5/1/2006                 11,794                           11,899
 6/1/2006                 11,712                           11,754
 7/1/2006                 11,933                           11,875
 8/1/2006                 12,224                           12,262
 9/1/2006                 12,347                           12,465
10/1/2006                 13,356                           13,334
11/1/2006                 14,093                           14,144
12/1/2006                 14,490                           14,672
 1/1/2007                 14,866                           15,045
 2/1/2007                 15,256                           15,332
 3/1/2007                 16,051                           16,123
 4/1/2007                 17,171                           17,241
 5/1/2007                 18,632                           17,918
 6/1/2007                 19,392                           18,384
 7/1/2007                 19,693                           18,379
 8/1/2007                 18,213                           17,196
 9/1/2007                 20,345                           18,722
10/1/2007                 22,120                           20,002
11/1/2007                 20,654                           18,395
12/1/2007                 20,294                           18,142
 1/1/2008                 18,249                           15,711
 2/1/2008                 18,802                           16,644
 3/1/2008                 17,889                           15,594
 4/1/2008                 19,132                           16,637
 5/1/2008                 19,967                           16,817
 6/1/2008                 17,993                           14,935
 7/1/2008                 16,929                           14,249
 8/1/2008                 15,740                           13,091
 9/1/2008                 13,035                           10,536
10/1/2008                  8,695                            6,814
11/1/2008                  7,861                            6,071
12/1/2008                  8,718                            6,776
 1/1/2009                  7,640                            6,030
 2/1/2009                  7,219                            5,655
 3/1/2009                  8,338                            6,466
 4/1/2009                  9,580                            7,623
 5/1/2009                 12,055                            9,451
 6/1/2009                 12,142                            9,717
 7/1/2009                 13,891                           11,121
 8/1/2009                 14,526                           11,692
 9/1/2009                 15,653                           12,671
10/1/2009                 15,994                           12,975
11/1/2009                 16,740                           13,348
12/1/2009                 17,178                           13,882
 1/1/2010                 16,243                           12,994
 2/1/2010                 16,525                           13,157
 3/1/2010                 17,884                           14,241
 4/1/2010                 18,120                           14,639
 5/1/2010                 15,609                           12,429
 6/1/2010                 15,413                           12,358
 7/1/2010                 17,119                           13,615
 8/1/2010                 17,096                           13,585
 9/1/2010                 19,689                           15,625
10/1/2010                 20,530                           16,318
11/1/2010                 20,249                           16,100
12/1/2010                 22,230                           17,725
 1/1/2011                 21,749                           17,210
 2/1/2011                 21,882                           17,304
 3/1/2011                 22,341                           17,835
 4/1/2011                 23,279                           18,557
 5/1/2011                 22,590                           18,132
 6/1/2011                 21,822                           17,487
 7/1/2011                 22,175                           17,745
 8/1/2011                 20,622                           16,511
 9/1/2011                 16,773                           13,509
10/1/2011                 19,382                           15,722
11/1/2011                 18,860                           14,650
12/1/2011                 17,756                           14,180
 1/1/2012                 19,587                           15,653
 2/1/2012                 21,067                           16,870
 3/1/2012                 20,752                           16,342
 4/1/2012                 20,664                           16,430
 5/1/2012                 18,083                           14,297
 6/1/2012                 18,458                           14,497
 7/1/2012                 18,725                           14,974
 8/1/2012                 19,347                           15,213
 9/1/2012                 20,299                           16,023
10/1/2012                 20,755                           16,353
11/1/2012                 21,041                           16,514
12/1/2012                 22,021                           16,929
 1/1/2013                 23,121                           17,826
 2/1/2013                 23,213                           18,038
 3/1/2013                 23,315                           18,083
 4/1/2013                 22,917                           17,940
 5/1/2013                 21,209                           16,619
 6/1/2013                 19,712                           15,198
 7/1/2013                 20,673                           15,806
 8/1/2013                 20,830                           15,942
 9/1/2013                 22,289                           17,169
10/1/2013                 22,927                           17,470
11/1/2013                 22,114                           16,732
12/1/2013                 22,384                           16,811
 1/1/2014                 21,324                           16,033
 2/1/2014                 22,548                           16,895
 3/1/2014                 22,876                           17,207
 4/1/2014                 22,924                           17,320
 5/1/2014                 22,943                           17,461
 6/1/2014                 23,107                           17,556
 7/1/2014                 23,589                           17,938
 8/1/2014                 23,955                           18,076
 9/1/2014                 21,739                           16,415
10/1/2014                 22,047                           16,609
11/1/2014                 21,170                           16,082
12/1/2014                 20,548                           15,679
 1/1/2015                 20,061                           15,370
 2/1/2015                 21,036                           16,116
 3/1/2015                 20,731                           15,826
 4/1/2015                 22,397                           16,734
 5/1/2015                 22,641                           16,652
 6/1/2015                 21,036                           15,454
 7/1/2015                 20,010                           14,756
 8/1/2015                 18,293                           13,380                  Past performance is not predictive of
 9/1/2015                 18,029                           13,104                  future performance.
10/1/2015                 19,360                           14,172                  The returns shown do not reflect the
                                                                                   deduction of taxes that a shareholder
           Average Annual          One           Five           Ten                would pay on fund distributions or the
           Total Return            Year          Years         Years               redemption of fund shares.
           ----------------------------------------------------------------        MSCI data copyright MSCI 2015, all
                                  -12.19%        -1.17%        6.83%               rights reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (Unaudited)

--------------------------------------------------------------------------------
UNITED KINGDOM SMALL COMPANY PORTFOLIO VS.
MSCI UK SMALL CAP INDEX (NET DIVIDENDS)
October 31, 2005-October 31, 2015

                                  [CHART]


               United Kingdom Small Company         MSCI UK Small Cap
                        Portfolio                 Index (net dividends)
             -------------------------------     ----------------------
10/1/2005                $10,000                        $10,000
11/1/2005                 10,427                         10,499
12/1/2005                 10,883                         10,953
 1/1/2006                 11,731                         11,845
 2/1/2006                 11,889                         12,030
 3/1/2006                 12,083                         12,274
 4/1/2006                 12,687                         12,923
 5/1/2006                 12,425                         12,637
 6/1/2006                 12,411                         12,529
 7/1/2006                 12,497                         12,432
 8/1/2006                 13,018                         12,879
 9/1/2006                 13,394                         13,257
10/1/2006                 14,146                         14,016
11/1/2006                 15,030                         14,924
12/1/2006                 15,846                         15,625
 1/1/2007                 15,947                         15,588
 2/1/2007                 15,943                         15,637
 3/1/2007                 16,682                         16,284
 4/1/2007                 17,253                         17,092
 5/1/2007                 17,480                         17,202
 6/1/2007                 16,835                         16,701
 7/1/2007                 16,738                         16,607
 8/1/2007                 16,635                         15,998
 9/1/2007                 16,056                         15,092
10/1/2007                 17,334                         16,750
11/1/2007                 15,322                         14,812
12/1/2007                 14,510                         14,068
 1/1/2008                 13,530                         12,936
 2/1/2008                 13,721                         13,375
 3/1/2008                 13,664                         13,206
 4/1/2008                 13,891                         13,452
 5/1/2008                 13,927                         13,516
 6/1/2008                 12,815                         12,592
 7/1/2008                 12,360                         12,089
 8/1/2008                 12,151                         11,773
 9/1/2008                 10,272                          9,608
10/1/2008                  7,513                          6,942
11/1/2008                  6,976                          6,298
12/1/2008                  6,816                          6,139
 1/1/2009                  6,652                          6,105
 2/1/2009                  6,375                          5,902
 3/1/2009                  6,648                          6,245
 4/1/2009                  8,039                          7,679
 5/1/2009                  8,859                          8,490
 6/1/2009                  8,898                          8,550
 7/1/2009                  9,668                          9,337
 8/1/2009                 10,417                         10,237
 9/1/2009                 10,719                         10,474
10/1/2009                 10,730                         10,489
11/1/2009                 10,692                         10,380
12/1/2009                 10,912                         10,636
 1/1/2010                 10,802                         10,587
 2/1/2010                 10,431                         10,112
 3/1/2010                 11,301                         11,004
 4/1/2010                 11,711                         11,443
 5/1/2010                 10,382                         10,068
 6/1/2010                 10,578                         10,111
 7/1/2010                 12,002                         11,327
 8/1/2010                 11,555                         11,020
 9/1/2010                 12,785                         12,234
10/1/2010                 13,451                         12,755
11/1/2010                 12,785                         12,224
12/1/2010                 14,085                         13,503
 1/1/2011                 14,286                         13,634
 2/1/2011                 14,712                         13,993
 3/1/2011                 14,432                         13,752
 4/1/2011                 15,706                         15,012
 5/1/2011                 15,605                         14,822
 6/1/2011                 15,106                         14,323
 7/1/2011                 14,999                         14,283
 8/1/2011                 13,498                         12,826
 9/1/2011                 12,132                         11,474
10/1/2011                 13,413                         12,727
11/1/2011                 13,001                         12,233
12/1/2011                 12,592                         11,825
 1/1/2012                 13,700                         13,025
 2/1/2012                 14,818                         14,235
 3/1/2012                 15,131                         14,281
 4/1/2012                 15,388                         14,524
 5/1/2012                 13,649                         12,725
 6/1/2012                 14,313                         13,331
 7/1/2012                 14,550                         13,573
 8/1/2012                 15,341                         14,292
 9/1/2012                 16,125                         15,055
10/1/2012                 16,475                         15,366
11/1/2012                 16,576                         15,372
12/1/2012                 17,481                         16,079
 1/1/2013                 17,787                         16,502
 2/1/2013                 17,943                         16,595
 3/1/2013                 18,473                         17,042
 4/1/2013                 18,935                         17,468
 5/1/2013                 19,103                         17,704
 6/1/2013                 18,682                         17,066
 7/1/2013                 20,255                         18,487
 8/1/2013                 20,394                         18,740
 9/1/2013                 21,765                         20,147
10/1/2013                 22,540                         20,856
11/1/2013                 23,046                         21,347
12/1/2013                 24,310                         22,378
 1/1/2014                 23,729                         21,902
 2/1/2014                 25,848                         24,027
 3/1/2014                 25,048                         23,160
 4/1/2014                 24,629                         22,606
 5/1/2014                 24,598                         22,649
 6/1/2014                 24,569                         22,596
 7/1/2014                 23,797                         21,957
 8/1/2014                 24,149                         22,188
 9/1/2014                 22,769                         20,886
10/1/2014                 22,705                         20,753
11/1/2014                 22,529                         20,760
12/1/2014                 22,885                         21,101
 1/1/2015                 22,360                         20,526
 2/1/2015                 24,454                         22,554
 3/1/2015                 23,175                         21,516
 4/1/2015                 24,634                         22,896
 5/1/2015                 25,864                         23,946
 6/1/2015                 25,787                         23,976
 7/1/2015                 25,835                         24,147
 8/1/2015                 24,737                         23,197            Past performance is not predictive of
 9/1/2015                 23,986                         22,342            future performance.
10/1/2015                 24,847                         23,331            The returns shown do not reflect the
                                                                           deduction of taxes that a shareholder
          Average Annual        One         Five          Ten              would pay on fund distributions or the
          Total Return          Year        Years        Years             redemption of fund shares.
          ----------------------------------------------------------       MSCI data copyright MSCI 2015, all
                                9.43%       13.06%       9.53%             rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CONTINENTAL SMALL COMPANY PORTFOLIO VS.
MSCI EUROPE EX UK SMALL CAP INDEX (NET DIVIDENDS)
October 31, 2005-October 31, 2015

                                     [CHART]


                 Continental Small Company           MSCI Europe ex UK
                         Portfolio             Small Cap Index (net dividends)
                 -------------------------    --------------------------------
10/1/2005                $10,000                          $10,000
11/1/2005                 10,032                           10,128
12/1/2005                 10,545                           10,714
 1/1/2006                 11,557                           11,910
 2/1/2006                 11,882                           12,246
 3/1/2006                 12,646                           13,037
 4/1/2006                 13,516                           13,961
 5/1/2006                 12,858                           13,244
 6/1/2006                 12,620                           12,942
 7/1/2006                 12,584                           12,800
 8/1/2006                 12,912                           13,101
 9/1/2006                 13,080                           13,239
10/1/2006                 13,733                           13,946
11/1/2006                 14,679                           14,922
12/1/2006                 15,378                           15,626
 1/1/2007                 16,087                           16,127
 2/1/2007                 16,101                           16,196
 3/1/2007                 17,039                           17,057
 4/1/2007                 17,933                           18,089
 5/1/2007                 18,273                           18,405
 6/1/2007                 18,068                           18,229
 7/1/2007                 17,964                           18,095
 8/1/2007                 17,316                           17,276
 9/1/2007                 17,697                           17,620
10/1/2007                 18,550                           18,675
11/1/2007                 17,173                           17,338
12/1/2007                 16,830                           16,987
 1/1/2008                 15,225                           14,942
 2/1/2008                 15,875                           15,845
 3/1/2008                 16,375                           16,168
 4/1/2008                 16,563                           16,444
 5/1/2008                 16,876                           16,700
 6/1/2008                 15,448                           15,157
 7/1/2008                 14,628                           14,296
 8/1/2008                 14,222                           13,906
 9/1/2008                 11,742                           11,027
10/1/2008                  8,606                            7,924
11/1/2008                  7,933                            7,267
12/1/2008                  8,759                            7,939
 1/1/2009                  7,764                            7,226
 2/1/2009                  7,089                            6,590
 3/1/2009                  7,599                            7,099
 4/1/2009                  8,836                            8,577
 5/1/2009                 10,121                            9,857
 6/1/2009                  9,990                            9,731
 7/1/2009                 10,783                           10,604
 8/1/2009                 11,681                           11,693
 9/1/2009                 12,678                           12,813
10/1/2009                 12,317                           12,464
11/1/2009                 12,686                           12,720
12/1/2009                 12,642                           12,777
 1/1/2010                 12,428                           12,607
 2/1/2010                 12,165                           12,248
 3/1/2010                 13,062                           13,242
 4/1/2010                 12,939                           13,158
 5/1/2010                 11,095                           11,122
 6/1/2010                 11,017                           10,956
 7/1/2010                 12,336                           12,269
 8/1/2010                 11,769                           11,686
 9/1/2010                 13,394                           13,489
10/1/2010                 14,146                           14,354
11/1/2010                 13,043                           13,267
12/1/2010                 14,737                           15,124
 1/1/2011                 15,149                           15,466
 2/1/2011                 15,401                           15,728
 3/1/2011                 15,922                           16,259
 4/1/2011                 16,989                           17,395
 5/1/2011                 16,409                           16,731
 6/1/2011                 15,876                           16,191
 7/1/2011                 14,972                           15,209
 8/1/2011                 13,438                           13,620
 9/1/2011                 11,402                           11,574
10/1/2011                 12,577                           12,842
11/1/2011                 11,736                           11,838
12/1/2011                 11,278                           11,436
 1/1/2012                 12,345                           12,570
 2/1/2012                 13,128                           13,535
 3/1/2012                 13,154                           13,425
 4/1/2012                 12,844                           13,201
 5/1/2012                 11,087                           11,391
 6/1/2012                 11,563                           11,952
 7/1/2012                 11,449                           11,910
 8/1/2012                 11,960                           12,429
 9/1/2012                 12,589                           13,098
10/1/2012                 12,809                           13,324
11/1/2012                 12,968                           13,528
12/1/2012                 13,751                           14,258
 1/1/2013                 14,789                           15,419
 2/1/2013                 14,638                           15,371
 3/1/2013                 14,310                           14,976
 4/1/2013                 14,887                           15,558
 5/1/2013                 15,162                           15,911
 6/1/2013                 14,655                           15,203
 7/1/2013                 15,927                           16,586
 8/1/2013                 15,945                           16,555
 9/1/2013                 17,331                           17,970
10/1/2013                 18,316                           19,052
11/1/2013                 18,642                           19,391
12/1/2013                 19,160                           19,894
 1/1/2014                 19,042                           19,730
 2/1/2014                 20,709                           21,454
 3/1/2014                 20,808                           21,472
 4/1/2014                 20,999                           21,562
 5/1/2014                 21,080                           21,804
 6/1/2014                 20,893                           21,591
 7/1/2014                 19,661                           20,318
 8/1/2014                 19,422                           20,154
 9/1/2014                 18,378                           19,044
10/1/2014                 17,825                           18,422
11/1/2014                 18,249                           18,962
12/1/2014                 17,669                           18,509
 1/1/2015                 17,780                           18,552
 2/1/2015                 18,999                           19,921
 3/1/2015                 18,907                           19,719
 4/1/2015                 19,914                           20,774
 5/1/2015                 19,932                           20,637
 6/1/2015                 19,503                           20,148
 7/1/2015                 20,046                           20,896
 8/1/2015                 19,287                           20,088                 Past performance is not predictive of
 9/1/2015                 18,601                           19,409                 future performance.
10/1/2015                 19,494                           20,519                 The returns shown do not reflect the
                                                                                  deduction of taxes that a shareholder
           Average Annual         One          Five          Ten                  would pay on fund distributions or the
           Total Return           Year         Years        Years                 redemption of fund shares.
           --------------------------------------------------------------         MSCI data copyright MSCI 2015, all
                                  9.37%        6.62%        6.90%                 rights reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (Unaudited)

--------------------------------------------------------------------------------
DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO VS.
S&P GLOBAL EX U.S. REIT INDEX (NET DIVIDENDS)
March 1, 2007-October 31, 2015

                                     [CHART]


                     DFA International
                  Real Estate Securities               S&P Global ex U.S.
                         Portfolio                 REIT Index (net dividends)
                -------------------------------    --------------------------
 3/1/2007                  $10,000                            10,000
 3/1/2007                   10,480                            10,343
 4/1/2007                   10,570                            10,492
 5/1/2007                   10,780                            10,647
 6/1/2007                   10,061                             9,995
 7/1/2007                    9,459                             9,513
 8/1/2007                    9,679                             9,662
 9/1/2007                   10,130                            10,149
10/1/2007                   10,211                            10,249
11/1/2007                    9,462                             9,433
12/1/2007                    8,995                             9,061
 1/1/2008                    8,627                             8,529
 2/1/2008                    8,585                             8,635
 3/1/2008                    8,606                             8,552
 4/1/2008                    8,659                             8,703
 5/1/2008                    8,332                             8,348
 6/1/2008                    7,450                             7,505
 7/1/2008                    7,215                             7,301
 8/1/2008                    6,970                             7,088
 9/1/2008                    6,457                             6,368
10/1/2008                    4,461                             4,537
11/1/2008                    4,152                             4,234
12/1/2008                    4,325                             4,363
 1/1/2009                    3,873                             3,947
 2/1/2009                    3,356                             3,433
 3/1/2009                    3,587                             3,636
 4/1/2009                    3,950                             4,053
 5/1/2009                    4,479                             4,503
 6/1/2009                    4,578                             4,610
 7/1/2009                    4,985                             5,022
 8/1/2009                    5,535                             5,634
 9/1/2009                    5,887                             6,017
10/1/2009                    5,766                             5,922
11/1/2009                    5,832                             5,926
12/1/2009                    5,925                             6,027
 1/1/2010                    5,704                             5,831
 2/1/2010                    5,728                             5,809
 3/1/2010                    5,925                             6,011
 4/1/2010                    5,974                             6,082
 5/1/2010                    5,347                             5,414
 6/1/2010                    5,360                             5,435
 7/1/2010                    5,987                             6,026
 8/1/2010                    5,999                             6,044
 9/1/2010                    6,577                             6,624
10/1/2010                    6,859                             6,894
11/1/2010                    6,429                             6,471
12/1/2010                    6,997                             7,046
 1/1/2011                    7,025                             7,045
 2/1/2011                    7,318                             7,329
 3/1/2011                    7,332                             7,348
 4/1/2011                    7,792                             7,804
 5/1/2011                    7,750                             7,761
 6/1/2011                    7,694                             7,685
 7/1/2011                    7,569                             7,575
 8/1/2011                    7,262                             7,261
 9/1/2011                    6,328                             6,367
10/1/2011                    6,830                             6,889
11/1/2011                    6,691                             6,606
12/1/2011                    6,455                             6,440
 1/1/2012                    6,897                             6,857
 2/1/2012                    7,133                             7,133
 3/1/2012                    7,221                             7,159
 4/1/2012                    7,369                             7,331
 5/1/2012                    6,941                             6,853
 6/1/2012                    7,398                             7,322
 7/1/2012                    7,737                             7,719
 8/1/2012                    7,855                             7,792
 9/1/2012                    8,032                             8,000
10/1/2012                    8,356                             8,295
11/1/2012                    8,415                             8,352
12/1/2012                    8,611                             8,495
 1/1/2013                    8,745                             8,714
 2/1/2013                    8,811                             8,792
 3/1/2013                    9,161                             9,125
 4/1/2013                    9,644                             9,604
 5/1/2013                    8,761                             8,738
 6/1/2013                    8,445                             8,368
 7/1/2013                    8,478                             8,386
 8/1/2013                    8,162                             8,091
 9/1/2013                    8,861                             8,784
10/1/2013                    9,128                             9,045
11/1/2013                    8,845                             8,764
12/1/2013                    8,807                             8,696
 1/1/2014                    8,649                             8,539
 2/1/2014                    9,158                             9,013
 3/1/2014                    9,140                             8,980
 4/1/2014                    9,526                             9,339
 5/1/2014                    9,807                             9,618
 6/1/2014                   10,018                             9,863
 7/1/2014                   10,000                             9,879
 8/1/2014                   10,175                            10,042
 9/1/2014                    9,509                             9,368
10/1/2014                    9,877                             9,661
11/1/2014                    9,912                             9,755
12/1/2014                    9,785                             9,647
 1/1/2015                   10,158                             9,968
 2/1/2015                   10,326                            10,149
 3/1/2015                   10,046                             9,857
 4/1/2015                   10,270                            10,074
 5/1/2015                    9,990                             9,793
 6/1/2015                    9,766                             9,546
 7/1/2015                    9,841                             9,650
 8/1/2015                    9,299                             9,107             Past performance is not predictive of
 9/1/2015                    9,374                             9,136             future performance.
10/1/2015                    9,841                             9,665             The returns shown do not reflect the
                                                                                 deduction of taxes that a shareholder
          Average Annual         One         Five          Since                 would pay on fund distributions or the
          Total Return           Year        Years       Inception               redemption of fund shares.
          ---------------------------------------------------------------        The S&P data are provided by Standard
                                -0.37%       7.49%        -0.18%                 & Poor's Index Services Group.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO VS.
S&P GLOBAL REIT INDEX (NET DIVIDENDS)
June 4, 2008-October 31, 2015

                                     [CHART]


                         DFA Global Real                   S&P Global
                   Estate Securities Portfolio     REIT Index (net dividends)
                   ---------------------------     --------------------------
 6/1/2008                     $10,000                        $10,000
 6/1/2008                       9,000                          8,970
 7/1/2008                       9,020                          8,995
 8/1/2008                       9,000                          8,979
 9/1/2008                       8,710                          8,552
10/1/2008                       6,040                          5,939
11/1/2008                       5,040                          4,955
12/1/2008                       5,632                          5,465
 1/1/2009                       4,817                          4,698
 2/1/2009                       3,982                          3,887
 3/1/2009                       4,186                          4,070
 4/1/2009                       5,051                          4,921
 5/1/2009                       5,438                          5,235
 6/1/2009                       5,408                          5,208
 7/1/2009                       5,937                          5,716
 8/1/2009                       6,670                          6,460
 9/1/2009                       7,108                          6,889
10/1/2009                       6,874                          6,673
11/1/2009                       7,159                          6,897
12/1/2009                       7,471                          7,199
 1/1/2010                       7,133                          6,884
 2/1/2010                       7,362                          7,066
 3/1/2010                       7,875                          7,557
 4/1/2010                       8,202                          7,887
 5/1/2010                       7,591                          7,270
 6/1/2010                       7,373                          7,054
 7/1/2010                       8,158                          7,772
 8/1/2010                       8,115                          7,722
 9/1/2010                       8,649                          8,231
10/1/2010                       9,031                          8,595
11/1/2010                       8,682                          8,264
12/1/2010                       9,249                          8,789
 1/1/2011                       9,448                          8,947
 2/1/2011                       9,856                          9,334
 3/1/2011                       9,786                          9,258
 4/1/2011                      10,370                          9,804
 5/1/2011                      10,428                          9,853
 6/1/2011                      10,195                          9,617
 7/1/2011                      10,218                          9,647
 8/1/2011                       9,728                          9,153
 9/1/2011                       8,583                          8,093
10/1/2011                       9,588                          9,052
11/1/2011                       9,296                          8,693
12/1/2011                       9,417                          8,843
 1/1/2012                      10,020                          9,412
 2/1/2012                      10,092                          9,489
 3/1/2012                      10,454                          9,791
 4/1/2012                      10,719                         10,055
 5/1/2012                      10,176                          9,518
 6/1/2012                      10,791                         10,090
 7/1/2012                      11,105                         10,413
 8/1/2012                      11,153                         10,448
 9/1/2012                      11,117                         10,424
10/1/2012                      11,249                         10,520
11/1/2012                      11,249                         10,526
12/1/2012                      11,599                         10,822
 1/1/2013                      11,921                         11,170
 2/1/2013                      12,037                         11,290
 3/1/2013                      12,423                         11,651
 4/1/2013                      13,182                         12,361
 5/1/2013                      12,230                         11,472
 6/1/2013                      11,921                         11,139
 7/1/2013                      11,998                         11,213
 8/1/2013                      11,316                         10,573
 9/1/2013                      11,908                         11,121
10/1/2013                      12,346                         11,548
11/1/2013                      11,805                         11,041
12/1/2013                      11,804                         11,010
 1/1/2014                      12,005                         11,195
 2/1/2014                      12,659                         11,773
 3/1/2014                      12,699                         11,783
 4/1/2014                      13,180                         12,205
 5/1/2014                      13,527                         12,519
 6/1/2014                      13,714                         12,718
 7/1/2014                      13,714                         12,724
 8/1/2014                      14,048                         13,028
 9/1/2014                      13,166                         12,200
10/1/2014                      14,195                         13,084
11/1/2014                      14,395                         13,289
12/1/2014                      14,489                         13,381
 1/1/2015                      15,321                         14,107
 2/1/2015                      15,057                         13,878
 3/1/2015                      15,071                         13,866
 4/1/2015                      14,628                         13,456
 5/1/2015                      14,447                         13,286
 6/1/2015                      13,934                         12,771
 7/1/2015                      14,461                         13,264
 8/1/2015                      13,615                         12,462             Past performance is not predictive of
 9/1/2015                      13,934                         12,702             future performance.
10/1/2015                      14,683                         13,423             The returns shown do not reflect the
                                                                                 deduction of taxes that a shareholder
          Average Annual        One         Five           Since                 would pay on fund distributions or the
          Total Return          Year        Years        Inception               redemption of fund shares.
          ---------------------------------------------------------------        The S&P data are provided by Standard
                                3.44%       10.21%         5.32%                 & Poor's Index Services Group.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (Unaudited)

--------------------------------------------------------------------------------
DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO VS.
MSCI WORLD EX USA SMALL CAP INDEX (NET DIVIDENDS)
October 31, 2005-October 31, 2015

                                     [CHART]

             DFA International Small Cap Value         MSCI World ex USA
                          Portfolio             Small Cap Index (net dividends)
             ---------------------------------  -------------------------------
10/1/2005                $10,000                           $10,000
11/1/2005                 10,186                            10,333
12/1/2005                 10,842                            11,137
 1/1/2006                 11,636                            11,931
 2/1/2006                 11,661                            11,781
 3/1/2006                 12,217                            12,335
 4/1/2006                 12,724                            12,909
 5/1/2006                 12,113                            12,195
 6/1/2006                 11,887                            11,898
 7/1/2006                 11,844                            11,608
 8/1/2006                 12,146                            11,947
 9/1/2006                 12,261                            11,915
10/1/2006                 12,799                            12,388
11/1/2006                 13,417                            12,921
12/1/2006                 13,920                            13,303
 1/1/2007                 14,291                            13,575
 2/1/2007                 14,550                            13,813
 3/1/2007                 15,182                            14,271
 4/1/2007                 15,632                            14,821
 5/1/2007                 15,931                            15,040
 6/1/2007                 15,863                            15,007
 7/1/2007                 15,823                            14,915
 8/1/2007                 15,174                            14,128
 9/1/2007                 15,490                            14,448
10/1/2007                 16,100                            15,423
11/1/2007                 14,792                            14,155
12/1/2007                 14,330                            13,740
 1/1/2008                 13,385                            12,408
 2/1/2008                 13,678                            12,998
 3/1/2008                 13,805                            12,854
 4/1/2008                 14,040                            13,167
 5/1/2008                 14,348                            13,433
 6/1/2008                 13,095                            12,396
 7/1/2008                 12,513                            11,771
 8/1/2008                 12,110                            11,335
 9/1/2008                 10,367                             9,341
10/1/2008                  8,111                             7,035
11/1/2008                  7,661                             6,695
12/1/2008                  8,358                             7,141
 1/1/2009                  7,653                             6,726
 2/1/2009                  6,812                             6,112
 3/1/2009                  7,256                             6,504
 4/1/2009                  8,433                             7,507
 5/1/2009                  9,594                             8,618
 6/1/2009                  9,562                             8,721
 7/1/2009                 10,453                             9,422
 8/1/2009                 11,358                            10,149
 9/1/2009                 11,893                            10,719
10/1/2009                 11,470                            10,554
11/1/2009                 11,524                            10,636
12/1/2009                 11,660                            10,770
 1/1/2010                 11,436                            10,628
 2/1/2010                 11,327                            10,568
 3/1/2010                 12,247                            11,353
 4/1/2010                 12,401                            11,577
 5/1/2010                 10,732                            10,186
 6/1/2010                 10,517                            10,091
 7/1/2010                 11,539                            10,956
 8/1/2010                 11,001                            10,672
 9/1/2010                 12,236                            11,882
10/1/2010                 12,619                            12,372
11/1/2010                 12,259                            12,048
12/1/2010                 13,770                            13,410
 1/1/2011                 14,058                            13,480
 2/1/2011                 14,467                            13,864
 3/1/2011                 14,539                            13,851
 4/1/2011                 15,163                            14,538
 5/1/2011                 14,643                            14,135
 6/1/2011                 14,323                            13,829
 7/1/2011                 14,048                            13,754
 8/1/2011                 12,712                            12,667
 9/1/2011                 11,212                            11,213
10/1/2011                 12,065                            12,123
11/1/2011                 11,675                            11,514
12/1/2011                 11,365                            11,290
 1/1/2012                 12,503                            12,223
 2/1/2012                 13,248                            12,915
 3/1/2012                 13,265                            12,829
 4/1/2012                 12,897                            12,763
 5/1/2012                 11,256                            11,263
 6/1/2012                 11,811                            11,651
 7/1/2012                 11,778                            11,741
 8/1/2012                 12,210                            12,079
 9/1/2012                 12,781                            12,651
10/1/2012                 12,900                            12,713
11/1/2012                 13,079                            12,778
12/1/2012                 13,895                            13,263
 1/1/2013                 14,608                            13,902
 2/1/2013                 14,695                            13,951
 3/1/2013                 14,994                            14,223
 4/1/2013                 15,420                            14,636
 5/1/2013                 15,116                            14,292
 6/1/2013                 14,655                            13,727
 7/1/2013                 15,748                            14,585
 8/1/2013                 15,554                            14,560
 9/1/2013                 17,061                            15,782
10/1/2013                 17,775                            16,248
11/1/2013                 17,802                            16,269
12/1/2013                 18,395                            16,652
 1/1/2014                 18,142                            16,365
 2/1/2014                 19,389                            17,292
 3/1/2014                 19,515                            17,227
 4/1/2014                 19,434                            17,174
 5/1/2014                 19,588                            17,389
 6/1/2014                 19,895                            17,784
 7/1/2014                 19,197                            17,323
 8/1/2014                 19,324                            17,366
 9/1/2014                 18,199                            16,314
10/1/2014                 17,798                            15,900
11/1/2014                 17,671                            15,885
12/1/2014                 17,477                            15,762
 1/1/2015                 17,364                            15,623
 2/1/2015                 18,661                            16,622
 3/1/2015                 18,295                            16,398
 4/1/2015                 19,216                            17,232
 5/1/2015                 19,516                            17,336
 6/1/2015                 19,244                            17,080
 7/1/2015                 19,008                            17,054
 8/1/2015                 18,197                            16,295                 Past performance is not predictive of
 9/1/2015                 17,470                            15,709                 future performance.
10/1/2015                 18,388                            16,641                 The returns shown do not reflect the
                                                                                   deduction of taxes that a shareholder
            Average Annual         One          Five          Ten                  would pay on fund distributions or the
            Total Return           Year         Years        Years                 redemption of fund shares.
            --------------------------------------------------------------         MSCI data copyright MSCI 2015, all
                                   3.31%        7.82%        6.28%                 rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INTERNATIONAL VECTOR EQUITY PORTFOLIO VS.
MSCI WORLD EX USA INDEX (NET DIVIDENDS)
August 14, 2008-October 31, 2015

                                     [CHART]

                            International Vector          MSCI World ex USA
                              Equity Portfolio          Index (net dividends)
                             --------------------       ---------------------
 8/1/2008                          $10,000                     $10,000
 8/1/2008                           10,050                      10,052
 9/1/2008                            8,750                       8,601
10/1/2008                            6,740                       6,812
11/1/2008                            6,340                       6,442
12/1/2008                            6,798                       6,782
 1/1/2009                            6,065                       6,149
 2/1/2009                            5,392                       5,527
 3/1/2009                            5,903                       5,891
 4/1/2009                            6,919                       6,650
 5/1/2009                            7,985                       7,491
 6/1/2009                            7,932                       7,414
 7/1/2009                            8,715                       8,110
 8/1/2009                            9,274                       8,499
 9/1/2009                            9,740                       8,849
10/1/2009                            9,404                       8,707
11/1/2009                            9,608                       8,923
12/1/2009                            9,715                       9,065
 1/1/2010                            9,377                       8,640
 2/1/2010                            9,357                       8,631
 3/1/2010                           10,099                       9,187
 4/1/2010                           10,120                       9,050
 5/1/2010                            8,870                       8,051
 6/1/2010                            8,736                       7,935
 7/1/2010                            9,659                       8,668
 8/1/2010                            9,254                       8,409
 9/1/2010                           10,289                       9,216
10/1/2010                           10,684                       9,544
11/1/2010                           10,300                       9,140
12/1/2010                           11,397                       9,876
 1/1/2011                           11,660                      10,089
 2/1/2011                           12,050                      10,463
 3/1/2011                           11,881                      10,253
 4/1/2011                           12,482                      10,812
 5/1/2011                           12,071                      10,491
 6/1/2011                           11,823                      10,342
 7/1/2011                           11,545                      10,171
 8/1/2011                           10,519                       9,311
 9/1/2011                            9,260                       8,376
10/1/2011                           10,045                       9,191
11/1/2011                            9,733                       8,766
12/1/2011                            9,464                       8,670
 1/1/2012                           10,238                       9,138
 2/1/2012                           10,780                       9,641
 3/1/2012                           10,780                       9,570
 4/1/2012                           10,514                       9,407
 5/1/2012                            9,219                       8,335
 6/1/2012                            9,745                       8,881
 7/1/2012                            9,700                       8,991
 8/1/2012                           10,038                       9,248
 9/1/2012                           10,435                       9,529
10/1/2012                           10,537                       9,595
11/1/2012                           10,706                       9,797
12/1/2012                           11,253                      10,093
 1/1/2013                           11,755                      10,590
 2/1/2013                           11,652                      10,484
 3/1/2013                           11,784                      10,567
 4/1/2013                           12,218                      11,049
 5/1/2013                           11,944                      10,801
 6/1/2013                           11,564                      10,397
 7/1/2013                           12,305                      10,950
 8/1/2013                           12,213                      10,809
 9/1/2013                           13,183                      11,573
10/1/2013                           13,648                      11,961
11/1/2013                           13,682                      12,034
12/1/2013                           13,989                      12,215
 1/1/2014                           13,612                      11,722
 2/1/2014                           14,448                      12,362
 3/1/2014                           14,414                      12,306
 4/1/2014                           14,555                      12,501
 5/1/2014                           14,685                      12,694
 6/1/2014                           14,923                      12,874
 7/1/2014                           14,493                      12,645
 8/1/2014                           14,553                      12,655
 9/1/2014                           13,757                      12,135
10/1/2014                           13,505                      11,942
11/1/2014                           13,445                      12,089
12/1/2014                           13,112                      11,687
 1/1/2015                           13,015                      11,646
 2/1/2015                           13,893                      12,342
 3/1/2015                           13,649                      12,135
 4/1/2015                           14,356                      12,661
 5/1/2015                           14,393                      12,551
 6/1/2015                           14,064                      12,194
 7/1/2015                           13,990                      12,387
 8/1/2015                           13,186                      11,485
 9/1/2015                           12,594                      10,905
10/1/2015                           13,351                      11,726

                  Average Annual                 One                 Five                  Since
                  Total Return                   Year                Years               Inception
                  -----------------------------------------------------------------------------------------------
                                                -1.14%               4.56%                 4.09%


























































































Past performance is not predictive of
future performance.
The returns shown do not reflect the
deduction of taxes that a shareholder
Average Annual                would pay on fund distributions or the
Total Return                  redemption of fund shares.
------------------------------MSCI data copyright MSCI 2015, all rights reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (Unaudited)

--------------------------------------------------------------------------------
WORLD EX U.S. VALUE PORTFOLIO VS.
MSCI ALL COUNTRY WORLD EX USA INDEX (NET DIVIDENDS)
August 23, 2010-October 31, 2015

                                     [CHART]


                         World Ex U.S.        MSCI All Country World
                       Value Portfolio      ex USA Index (net dividends)
                      ------------------   -----------------------------
 8/1/2010                   $10,000                   $10,000
 8/1/2010                     9,890                     9,920
 9/1/2010                    10,980                    10,906
10/1/2010                    11,350                    11,278
11/1/2010                    10,850                    10,843
12/1/2010                    11,859                    11,692
 1/1/2011                    12,122                    11,807
 2/1/2011                    12,385                    12,118
 3/1/2011                    12,311                    12,090
 4/1/2011                    12,899                    12,681
 5/1/2011                    12,433                    12,315
 6/1/2011                    12,238                    12,136
 7/1/2011                    11,920                    11,971
 8/1/2011                    10,670                    10,945
 9/1/2011                     9,314                     9,727
10/1/2011                    10,261                    10,752
11/1/2011                     9,880                    10,203
12/1/2011                     9,590                    10,089
 1/1/2012                    10,422                    10,774
 2/1/2012                    10,984                    11,379
 3/1/2012                    10,811                    11,222
 4/1/2012                    10,436                    11,045
 5/1/2012                     9,177                     9,791
 6/1/2012                     9,755                    10,369
 7/1/2012                     9,703                    10,515
 8/1/2012                    10,041                    10,735
 9/1/2012                    10,475                    11,136
10/1/2012                    10,538                    11,179
11/1/2012                    10,687                    11,392
12/1/2012                    11,281                    11,787
 1/1/2013                    11,720                    12,266
 2/1/2013                    11,442                    12,137
 3/1/2013                    11,460                    12,161
 4/1/2013                    11,899                    12,608
 5/1/2013                    11,696                    12,316
 6/1/2013                    11,154                    11,782
 7/1/2013                    11,796                    12,298
 8/1/2013                    11,666                    12,128
 9/1/2013                    12,556                    12,971
10/1/2013                    13,026                    13,447
11/1/2013                    12,993                    13,470
12/1/2013                    13,201                    13,589
 1/1/2014                    12,652                    12,972
 2/1/2014                    13,289                    13,623
 3/1/2014                    13,361                    13,658
 4/1/2014                    13,527                    13,839
 5/1/2014                    13,760                    14,108
 6/1/2014                    13,969                    14,345
 7/1/2014                    13,778                    14,203
 8/1/2014                    13,857                    14,281
 9/1/2014                    13,101                    13,590
10/1/2014                    12,921                    13,455
11/1/2014                    12,864                    13,552
12/1/2014                    12,384                    13,064
 1/1/2015                    12,293                    13,044
 2/1/2015                    13,080                    13,742
 3/1/2015                    12,783                    13,520
 4/1/2015                    13,604                    14,203
 5/1/2015                    13,490                    13,981
 6/1/2015                    13,108                    13,591
 7/1/2015                    12,774                    13,553
 8/1/2015                    11,805                    12,517                Past performance is not predictive of
 9/1/2015                    11,128                    11,937                future performance.
10/1/2015                    11,916                    12,825                The returns shown do not reflect the
                                                                             deduction of taxes that a shareholder
           Average Annual          One          Five         Since           would pay on fund distributions or the
           Total Return            Year         Years       Inception        redemption of fund shares.
           -------------------------------------------------                 MSCI data copyright MSCI 2015, all
                                  -7.77%        0.98%        3.44%           rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
WORLD EX U.S. TARGETED VALUE PORTFOLIO VS.
MSCI ALL COUNTRY WORLD EX USA SMALL CAP INDEX (NET DIVIDENDS)
November 1, 2012-October 31, 2015

                                      [CHART]


              World Ex U.S. Targeted        MSCI All Country World ex USA
                 Value Portfolio           Small Cap Index (net dividends)
              -----------------------     ----------------------------------
 11/1/2012           $10,000                          $10,000
 11/1/2012            10,120                           10,013
 12/1/2012            10,735                           10,417
  1/1/2013            11,157                           10,868
  2/1/2013            11,147                           10,925
  3/1/2013            11,278                           11,098
  4/1/2013            11,549                           11,398
  5/1/2013            11,298                           11,175
  6/1/2013            10,766                           10,607
  7/1/2013            11,376                           11,134
  8/1/2013            11,193                           11,038
  9/1/2013            12,191                           11,920
 10/1/2013            12,690                           12,289
 11/1/2013            12,629                           12,257
 12/1/2013            12,872                           12,472
  1/1/2014            12,497                           12,231
  2/1/2014            13,185                           12,888
  3/1/2014            13,404                           12,904
  4/1/2014            13,404                           12,883
  5/1/2014            13,633                           13,090
  6/1/2014            13,888                           13,374
  7/1/2014            13,616                           13,121
  8/1/2014            13,773                           13,215
  9/1/2014            12,908                           12,464
 10/1/2014            12,698                           12,170
 11/1/2014            12,571                           12,119
 12/1/2014            12,294                           11,969
  1/1/2015            12,219                           11,925
  2/1/2015            12,977                           12,575
  3/1/2015            12,710                           12,439
  4/1/2015            13,511                           13,182
  5/1/2015            13,489                           13,256
  6/1/2015            13,224                           12,964
  7/1/2015            12,816                           12,717
  8/1/2015            12,088                           12,007                   Past performance is not predictive of
  9/1/2015            11,599                           11,665                   future performance.
 10/1/2015            12,332                           12,356                   The returns shown do not reflect the
                                                                                deduction of taxes that a shareholder
             Average Annual           One             Since                     would pay on fund distributions or the
             Total Return             Year          Inception                   redemption of fund shares.
             ---------------------------------------------------------          MSCI data copyright MSCI 2015, all
                                     -2.88%           7.24%                     rights reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (Unaudited)

--------------------------------------------------------------------------------
WORLD EX U.S. CORE EQUITY PORTFOLIO VS.
MSCI ALL COUNTRY WORLD EX USA INDEX (NET DIVIDENDS)
April 9, 2013-October 31, 2015

                                  [CHART]


                         World Ex U.S. Core        MSCI All Country World
                          Equity Portfolio      ex USA Index (net dividends)
                         ------------------     ----------------------------

     4/1/2013                 $10,000                     $10,000
     4/1/2013                  10,160                      10,415
     5/1/2013                   9,890                      10,174
     6/1/2013                   9,485                       9,733
     7/1/2013                   9,971                      10,159
     8/1/2013                   9,830                      10,019
     9/1/2013                  10,575                      10,715
    10/1/2013                  10,962                      11,108
    11/1/2013                  10,952                      11,127
    12/1/2013                  11,104                      11,225
     1/1/2014                  10,653                      10,715
     2/1/2014                  11,227                      11,254
     3/1/2014                  11,309                      11,282
     4/1/2014                  11,422                      11,431
     5/1/2014                  11,597                      11,654
     6/1/2014                  11,810                      11,850
     7/1/2014                  11,592                      11,732
     8/1/2014                  11,706                      11,797
     9/1/2014                  11,072                      11,226
    10/1/2014                  10,957                      11,115
    11/1/2014                  10,916                      11,195
    12/1/2014                  10,565                      10,791
     1/1/2015                  10,565                      10,775
     2/1/2015                  11,162                      11,351
     3/1/2015                  10,968                      11,168
     4/1/2015                  11,608                      11,732
     5/1/2015                  11,534                      11,549
     6/1/2015                  11,209                      11,227
     7/1/2015                  10,976                      11,196
     8/1/2015                  10,234                      10,340               Past performance is not predictive of
     9/1/2015                   9,847                       9,860               future performance.
    10/1/2015                  10,465                      10,595               The returns shown do not reflect the
                                                                                deduction of taxes that a shareholder
             Average Annual           One             Since                     would pay on fund distributions or the
             Total Return             Year          Inception                   redemption of fund shares.
             ---------------------------------------------------------          MSCI data copyright MSCI 2015, all
                                     -4.50%           1.79%                     rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
WORLD CORE EQUITY PORTFOLIO VS.
MSCI ALL COUNTRY WORLD INDEX (NET DIVIDENDS)
March 7, 2012-October 31, 2015

                                      [CHART]


                                                  MSCI All Country World
                World Core Equity Portfolio        Index (net dividends)
               -------------------------------   -------------------------

  3/1/2012               $10,000                          $10,000
  3/1/2012                10,170                           10,307
  4/1/2012                10,050                           10,189
  5/1/2012                 9,400                            9,276
  6/1/2012                 9,822                            9,734
  7/1/2012                 9,913                            9,867
  8/1/2012                10,175                           10,082
  9/1/2012                10,465                           10,399
 10/1/2012                10,354                           10,330
 11/1/2012                10,425                           10,462
 12/1/2012                10,644                           10,699
  1/1/2013                11,175                           11,192
  2/1/2013                11,266                           11,190
  3/1/2013                11,598                           11,395
  4/1/2013                11,843                           11,720
  5/1/2013                11,986                           11,688
  6/1/2013                11,754                           11,346
  7/1/2013                12,382                           11,890
  8/1/2013                12,053                           11,642
  9/1/2013                12,609                           12,243
 10/1/2013                13,125                           12,735
 11/1/2013                13,477                           12,916
 12/1/2013                13,786                           13,138
  1/1/2014                13,260                           12,613
  2/1/2014                13,902                           13,222
  3/1/2014                14,000                           13,281
  4/1/2014                14,074                           13,407
  5/1/2014                14,359                           13,693
  6/1/2014                14,684                           13,950
  7/1/2014                14,355                           13,781
  8/1/2014                14,726                           14,086
  9/1/2014                14,116                           13,629
 10/1/2014                14,222                           13,725
 11/1/2014                14,340                           13,954
 12/1/2014                14,128                           13,685
  1/1/2015                13,902                           13,471
  2/1/2015                14,731                           14,221
  3/1/2015                14,555                           14,001
  4/1/2015                14,944                           14,407
  5/1/2015                14,987                           14,388
  6/1/2015                14,696                           14,049
  7/1/2015                14,642                           14,171
  8/1/2015                13,729                           13,200             Past performance is not predictive of
  9/1/2015                13,239                           12,722             future performance.
 10/1/2015                14,135                           13,720             The returns shown do not reflect the
                                                                              deduction of taxes that a shareholder
             Average Annual           One             Since                   would pay on fund distributions or the
             Total Return             Year          Inception                 redemption of fund shares.
             --------------------------------------------------------         MSCI data copyright MSCI 2015, all
                                     -0.61%           9.94%                   rights reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (Unaudited)

--------------------------------------------------------------------------------
SELECTIVELY HEDGED GLOBAL EQUITY PORTFOLIO VS.
MSCI ALL COUNTRY WORLD INDEX (NET DIVIDENDS)
November 14, 2011-October 31, 2015

                                      [CHART]

                   Selectively Hedged Global           MSCI All Country World
                        Equity Portfolio                Index (net dividends)
                   -------------------------           -----------------------

 11/1/2011                  $10,000                           $10,000
 11/1/2011                    9,920                             9,873
 12/1/2011                    9,828                             9,853
  1/1/2012                   10,533                            10,426
  2/1/2012                   11,077                            10,951
  3/1/2012                   11,141                            11,024
  4/1/2012                   10,939                            10,898
  5/1/2012                    9,962                             9,921
  6/1/2012                   10,442                            10,410
  7/1/2012                   10,463                            10,553
  8/1/2012                   10,748                            10,782
  9/1/2012                   11,122                            11,122
 10/1/2012                   11,112                            11,048
 11/1/2012                   11,265                            11,189
 12/1/2012                   11,718                            11,443
  1/1/2013                   12,225                            11,970
  2/1/2013                   12,287                            11,968
  3/1/2013                   12,576                            12,187
  4/1/2013                   12,814                            12,535
  5/1/2013                   12,897                            12,501
  6/1/2013                   12,514                            12,135
  7/1/2013                   13,114                            12,716
  8/1/2013                   12,845                            12,451
  9/1/2013                   13,569                            13,094
 10/1/2013                   14,096                            13,621
 11/1/2013                   14,324                            13,813
 12/1/2013                   14,611                            14,052
  1/1/2014                   14,001                            13,490
  2/1/2014                   14,675                            14,141
  3/1/2014                   14,847                            14,204
  4/1/2014                   14,879                            14,339
  5/1/2014                   15,136                            14,644
  6/1/2014                   15,500                            14,920
  7/1/2014                   15,200                            14,739
  8/1/2014                   15,628                            15,065
  9/1/2014                   15,061                            14,576
 10/1/2014                   15,200                            14,679
 11/1/2014                   15,360                            14,924
 12/1/2014                   15,182                            14,636
  1/1/2015                   14,958                            14,408
  2/1/2015                   15,878                            15,210
  3/1/2015                   15,766                            14,974
  4/1/2015                   16,136                            15,409
  5/1/2015                   16,226                            15,388
  6/1/2015                   15,867                            15,026
  7/1/2015                   15,754                            15,157
  8/1/2015                   14,700                            14,118             Past performance is not predictive of
  9/1/2015                   14,172                            13,606             future performance.
 10/1/2015                   15,148                            14,674             The returns shown do not reflect the
                                                                                  deduction of taxes that a shareholder
              Average Annual            One             Since                     would pay on fund distributions or the
              Total Return              Year          Inception                   redemption of fund shares.
              ----------------------------------------------------------          MSCI data copyright MSCI 2015, all
                                       -0.34%          11.05%                     rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
EMERGING MARKETS PORTFOLIO VS.
MSCI EMERGING MARKETS INDEX (NET DIVIDENDS)
October 31, 2005-October 31, 2015

                                    [CHART]

                                               MSCI Emerging Markets
                Emerging Markets Portfolio     Index (net dividends)
                --------------------------     ---------------------

10/1/2005               $10,000                     $10,000
11/1/2005                10,722                      10,827
12/1/2005                11,340                      11,467
 1/1/2006                12,419                      12,748
 2/1/2006                12,381                      12,733
 3/1/2006                12,549                      12,845
 4/1/2006                13,297                      13,760
 5/1/2006                11,758                      12,318
 6/1/2006                11,740                      12,288
 7/1/2006                11,955                      12,461
 8/1/2006                12,328                      12,779
 9/1/2006                12,494                      12,885
10/1/2006                13,237                      13,497
11/1/2006                14,080                      14,500
12/1/2006                14,647                      15,153
 1/1/2007                14,860                      14,993
 2/1/2007                14,625                      14,904
 3/1/2007                15,291                      15,496
 4/1/2007                16,261                      16,231
 5/1/2007                17,348                      17,019
 6/1/2007                17,631                      17,816
 7/1/2007                18,048                      18,756
 8/1/2007                17,732                      18,358
 9/1/2007                19,295                      20,385
10/1/2007                21,401                      22,659
11/1/2007                20,004                      21,052
12/1/2007                19,923                      21,126
 1/1/2008                18,182                      18,490
 2/1/2008                18,758                      19,855
 3/1/2008                18,172                      18,804
 4/1/2008                19,464                      20,330
 5/1/2008                19,577                      20,707
 6/1/2008                17,562                      18,641
 7/1/2008                17,328                      17,938
 8/1/2008                16,296                      16,506
 9/1/2008                14,023                      13,617
10/1/2008                10,328                       9,890
11/1/2008                 9,389                       9,146
12/1/2008                10,121                       9,859
 1/1/2009                 9,347                       9,222
 2/1/2009                 8,734                       8,702
 3/1/2009                 9,997                       9,953
 4/1/2009                11,473                      11,609
 5/1/2009                13,428                      13,593
 6/1/2009                13,310                      13,409
 7/1/2009                14,828                      14,917
 8/1/2009                14,878                      14,864
 9/1/2009                16,181                      16,213
10/1/2009                15,842                      16,233
11/1/2009                16,784                      16,930
12/1/2009                17,384                      17,599
 1/1/2010                16,432                      16,618
 2/1/2010                16,630                      16,676
 3/1/2010                18,017                      18,022
 4/1/2010                18,120                      18,241
 5/1/2010                16,429                      16,636
 6/1/2010                16,455                      16,514
 7/1/2010                17,899                      17,889
 8/1/2010                17,480                      17,542
 9/1/2010                19,462                      19,491
10/1/2010                20,046                      20,057
11/1/2010                19,592                      19,528
12/1/2010                21,177                      20,921
 1/1/2011                20,625                      20,354
 2/1/2011                20,473                      20,164
 3/1/2011                21,605                      21,349
 4/1/2011                22,358                      22,012
 5/1/2011                21,737                      21,434
 6/1/2011                21,472                      21,104
 7/1/2011                21,298                      21,011
 8/1/2011                19,568                      19,133
 9/1/2011                16,606                      16,344
10/1/2011                18,679                      18,508
11/1/2011                18,021                      17,275
12/1/2011                17,489                      17,067
 1/1/2012                19,366                      19,003
 2/1/2012                20,410                      20,141
 3/1/2012                19,873                      19,468
 4/1/2012                19,513                      19,236
 5/1/2012                17,408                      17,079
 6/1/2012                18,260                      17,738
 7/1/2012                18,408                      18,084
 8/1/2012                18,519                      18,024
 9/1/2012                19,553                      19,111
10/1/2012                19,441                      18,995
11/1/2012                19,695                      19,236
12/1/2012                20,840                      20,177
 1/1/2013                20,946                      20,455
 2/1/2013                20,696                      20,198
 3/1/2013                20,396                      19,850
 4/1/2013                20,616                      20,000
 5/1/2013                19,942                      19,487
 6/1/2013                18,687                      18,246
 7/1/2013                18,954                      18,437
 8/1/2013                18,503                      18,120
 9/1/2013                19,822                      19,298
10/1/2013                20,721                      20,236
11/1/2013                20,406                      19,940
12/1/2013                20,190                      19,652
 1/1/2014                18,782                      18,376
 2/1/2014                19,459                      18,984
 3/1/2014                20,135                      19,567
 4/1/2014                20,252                      19,633
 5/1/2014                20,936                      20,318
 6/1/2014                21,512                      20,858
 7/1/2014                21,762                      21,261
 8/1/2014                22,434                      21,740
 9/1/2014                20,777                      20,129
10/1/2014                20,997                      20,366
11/1/2014                20,785                      20,151
12/1/2014                19,844                      19,222
 1/1/2015                19,971                      19,337
 2/1/2015                20,573                      19,936
 3/1/2015                20,137                      19,652
 4/1/2015                21,477                      21,164
 5/1/2015                20,613                      20,316
 6/1/2015                20,110                      19,789
 7/1/2015                18,814                      18,417
 8/1/2015                17,256                      16,751             Past performance is not predictive of
 9/1/2015                16,787                      16,247             future performance.
10/1/2015                17,798                      17,406             The returns shown do not reflect the
                                                                        deduction of taxes that a shareholder
         Average Annual        One         Five         Ten             would pay on fund distributions or the
         Total Return          Year        Years       Years            redemption of fund shares.
         ---------------------------------------------------------      MSCI data copyright MSCI 2015, all
                              -15.24%      -2.35%      5.93%            rights reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (Unaudited)

--------------------------------------------------------------------------------
EMERGING MARKETS SMALL CAP PORTFOLIO VS.
MSCI EMERGING MARKETS INDEX (NET DIVIDENDS)
October 31, 2005-October 31, 2015

                                     [CHART]

                   Emerging Markets Small Cap        MSCI Emerging Markets
                            Portfolio                Index (net dividends)
                -------------------------------      ---------------------
10/1/2005                   $10,000                         $10,000
11/1/2005                    10,713                          10,827
12/1/2005                    11,415                          11,467
 1/1/2006                    12,517                          12,748
 2/1/2006                    12,649                          12,733
 3/1/2006                    12,880                          12,845
 4/1/2006                    13,926                          13,760
 5/1/2006                    12,460                          12,318
 6/1/2006                    11,910                          12,288
 7/1/2006                    12,184                          12,461
 8/1/2006                    12,607                          12,779
 9/1/2006                    12,956                          12,885
10/1/2006                    13,933                          13,497
11/1/2006                    14,993                          14,500
12/1/2006                    15,674                          15,153
 1/1/2007                    15,968                          14,993
 2/1/2007                    16,111                          14,904
 3/1/2007                    16,825                          15,496
 4/1/2007                    18,111                          16,231
 5/1/2007                    19,548                          17,019
 6/1/2007                    20,132                          17,816
 7/1/2007                    21,110                          18,756
 8/1/2007                    20,230                          18,358
 9/1/2007                    21,621                          20,385
10/1/2007                    23,241                          22,659
11/1/2007                    21,377                          21,052
12/1/2007                    21,633                          21,126
 1/1/2008                    19,024                          18,490
 2/1/2008                    19,575                          19,855
 3/1/2008                    18,647                          18,804
 4/1/2008                    19,788                          20,330
 5/1/2008                    19,662                          20,707
 6/1/2008                    17,397                          18,641
 7/1/2008                    17,124                          17,938
 8/1/2008                    16,089                          16,506
 9/1/2008                    13,183                          13,617
10/1/2008                     9,183                           9,890
11/1/2008                     8,621                           9,146
12/1/2008                     9,835                           9,859
 1/1/2009                     9,079                           9,222
 2/1/2009                     8,521                           8,702
 3/1/2009                     9,694                           9,953
 4/1/2009                    11,656                          11,609
 5/1/2009                    14,326                          13,593
 6/1/2009                    14,256                          13,409
 7/1/2009                    16,064                          14,917
 8/1/2009                    16,255                          14,864
 9/1/2009                    17,610                          16,213
10/1/2009                    17,590                          16,233
11/1/2009                    18,618                          16,930
12/1/2009                    19,645                          17,599
 1/1/2010                    18,775                          16,618
 2/1/2010                    19,098                          16,676
 3/1/2010                    20,729                          18,022
 4/1/2010                    21,063                          18,241
 5/1/2010                    18,938                          16,636
 6/1/2010                    19,439                          16,514
 7/1/2010                    21,223                          17,889
 8/1/2010                    21,325                          17,542
 9/1/2010                    23,907                          19,491
10/1/2010                    24,860                          20,057
11/1/2010                    24,184                          19,528
12/1/2010                    25,574                          20,921
 1/1/2011                    24,490                          20,354
 2/1/2011                    23,767                          20,164
 3/1/2011                    25,085                          21,349
 4/1/2011                    26,403                          22,012
 5/1/2011                    25,798                          21,434
 6/1/2011                    25,589                          21,104
 7/1/2011                    25,877                          21,011
 8/1/2011                    23,417                          19,133
 9/1/2011                    19,252                          16,344
10/1/2011                    21,373                          18,508
11/1/2011                    20,329                          17,275
12/1/2011                    19,789                          17,067
 1/1/2012                    22,020                          19,003
 2/1/2012                    23,818                          20,141
 3/1/2012                    23,196                          19,468
 4/1/2012                    22,641                          19,236
 5/1/2012                    20,566                          17,079
 6/1/2012                    21,354                          17,738
 7/1/2012                    21,086                          18,084
 8/1/2012                    21,633                          18,024
 9/1/2012                    22,897                          19,111
10/1/2012                    22,808                          18,995
11/1/2012                    23,200                          19,236
12/1/2012                    24,626                          20,177
 1/1/2013                    25,080                          20,455
 2/1/2013                    25,336                          20,198
 3/1/2013                    25,217                          19,850
 4/1/2013                    25,729                          20,000
 5/1/2013                    25,357                          19,487
 6/1/2013                    23,163                          18,246
 7/1/2013                    23,268                          18,437
 8/1/2013                    22,296                          18,120
 9/1/2013                    23,924                          19,298
10/1/2013                    24,843                          20,236
11/1/2013                    24,489                          19,940
12/1/2013                    24,286                          19,652
 1/1/2014                    23,247                          18,376
 2/1/2014                    24,274                          18,984
 3/1/2014                    25,107                          19,567
 4/1/2014                    25,313                          19,633
 5/1/2014                    26,170                          20,318
 6/1/2014                    26,843                          20,858
 7/1/2014                    26,904                          21,261
 8/1/2014                    27,727                          21,740
 9/1/2014                    26,347                          20,129
10/1/2014                    26,115                          20,366
11/1/2014                    25,810                          20,151
12/1/2014                    25,015                          19,222
 1/1/2015                    25,417                          19,337
 2/1/2015                    26,071                          19,936
 3/1/2015                    25,870                          19,652
 4/1/2015                    27,706                          21,164
 5/1/2015                    27,316                          20,316
 6/1/2015                    26,379                          19,789
 7/1/2015                    24,768                          18,417
 8/1/2015                    22,339                          16,751           Past performance is not predictive of
 9/1/2015                    22,303                          16,247           future performance.
10/1/2015                    23,536                          17,406           The returns shown do not reflect the
                                                                              deduction of taxes that a shareholder
          Average Annual         One         Five          Ten                would pay on fund distributions or the
          Total Return           Year        Years        Years               redemption of fund shares.
          ------------------------------------------------------------        MSCI data copyright MSCI 2015, all
                                -9.88%       -1.09%       8.94%               rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
EMERGING MARKETS VALUE PORTFOLIO -- CLASS R2 VS.
MSCI EMERGING MARKETS INDEX (NET DIVIDENDS)
January 29, 2008-October 31, 2015

                                     [CHART]

                   Emerging Markets Value       MSCI Emerging Markets Index
                     Portfolio Class R2                  (net div.)
                   ----------------------       ---------------------------
01/2008                   $10,000                         $10,000
01/2008                    10,050                           9,871
02/2008                    10,450                          10,599
03/2008                    10,097                          10,038
04/2008                    10,872                          10,853
05/2008                    10,962                          11,054
06/2008                     9,677                           9,952
07/2008                     9,489                           9,576
08/2008                     8,674                           8,811
09/2008                     7,174                           7,269
10/2008                     4,949                           5,280
11/2008                     4,569                           4,882
12/2008                     5,120                           5,263
01/2009                     4,675                           4,923
02/2009                     4,262                           4,646
03/2009                     5,002                           5,313
04/2009                     5,996                           6,197
05/2009                     7,342                           7,256
06/2009                     7,241                           7,159
07/2009                     8,197                           7,964
08/2009                     8,265                           7,935
09/2009                     9,035                           8,655
10/2009                     8,823                           8,666
11/2009                     9,388                           9,038
12/2009                     9,847                           9,395
01/2010                     9,297                           8,871
02/2010                     9,347                           8,902
03/2010                    10,147                           9,621
04/2010                    10,246                           9,738
05/2010                     9,147                           8,881
06/2010                     9,199                           8,816
07/2010                    10,085                           9,550
08/2010                     9,864                           9,365
09/2010                    11,031                          10,405
10/2010                    11,444                          10,707
11/2010                    11,031                          10,425
12/2010                    11,960                          11,169
01/2011                    11,583                          10,866
02/2011                    11,391                          10,764
03/2011                    12,043                          11,397
04/2011                    12,466                          11,751
05/2011                    11,990                          11,443
06/2011                    11,738                          11,267
07/2011                    11,639                          11,217
08/2011                    10,454                          10,214
09/2011                     8,577                           8,725
10/2011                     9,701                           9,881
11/2011                     9,206                           9,222
12/2011                     8,875                           9,111
01/2012                    10,102                          10,144
02/2012                    10,714                          10,752
03/2012                    10,253                          10,393
04/2012                     9,918                          10,269
05/2012                     8,817                           9,117
06/2012                     9,214                           9,469
07/2012                     9,155                           9,654
08/2012                     9,279                           9,622
09/2012                     9,873                          10,202
10/2012                     9,849                          10,269
12/2012                    10,564                          10,771
01/2013                    10,734                          10,920
02/2013                    10,550                          10,783
03/2013                    10,459                          10,597
04/2013                    10,547                          10,677
05/2013                    10,243                          10,403
06/2013                     9,377                           9,741
07/2013                     9,559                           9,842
08/2013                     9,356                           9,673
09/2013                    10,045                          10,302
10/2013                    10,497                          10,803
11/2013                    10,242                          10,645
12/2013                    10,137                          10,491
01/2014                     9,424                           9,810
02/2014                     9,634                          10,135
03/2014                    10,060                          10,446
04/2014                    10,122                          10,481
05/2014                    10,533                          10,847
06/2014                    10,806                          11,135
07/2014                    11,008                          11,350
08/2014                    11,250                          11,606
09/2014                    10,328                          10,746
10/2014                    10,313                          10,872
11/2014                    10,139                          10,757
12/2014                     9,665                          10,262
01/2015                     9,586                          10,323
02/2015                     9,924                          10,643
03/2015                     9,643                          10,491
04/2015                    10,597                          11,298
05/2015                    10,123                          10,846
06/2015                     9,800                          10,564
07/2015                     9,012                           9,832
08/2015                     8,193                           8,943              Past performance is not predictive of
09/2015                     7,917                           8,674              future performance.
10/2015                     8,406                           9,292              The returns shown do not reflect the
                                                                               deduction of taxes that a shareholder
          Average Annual        One         Five           From                would pay on fund distributions or the
          Total Return          Year        Years       01/29/2008             redemption of fund shares.
          --------------------------------------------------------------       MSCI data copyright MSCI 2015, all
                               -18.49%      -5.98%        -2.21%               rights reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (Unaudited)

--------------------------------------------------------------------------------
EMERGING MARKETS VALUE PORTFOLIO -- INSTITUTIONAL CLASS VS.
MSCI EMERGING MARKETS INDEX (NET DIVIDENDS)
October 31, 2005-October 31, 2015

                                    [CHART]


                         Emerging Markets
                         Value Portfolio -        MSCI Emerging Markets
                        Institutional Class       Index (net dividends)
                     -----------------------      ---------------------
10/1/2005                    $10,000                    $10,000
11/1/2005                     10,738                     10,827
12/1/2005                     11,411                     11,467
 1/1/2006                     12,502                     12,748
 2/1/2006                     12,550                     12,733
 3/1/2006                     12,974                     12,845
 4/1/2006                     14,105                     13,760
 5/1/2006                     12,576                     12,318
 6/1/2006                     12,461                     12,288
 7/1/2006                     12,756                     12,461
 8/1/2006                     12,987                     12,779
 9/1/2006                     13,251                     12,885
10/1/2006                     14,170                     13,497
11/1/2006                     15,206                     14,500
12/1/2006                     15,739                     15,153
 1/1/2007                     15,982                     14,993
 2/1/2007                     16,070                     14,904
 3/1/2007                     16,907                     15,496
 4/1/2007                     18,254                     16,231
 5/1/2007                     19,641                     17,019
 6/1/2007                     20,198                     17,816
 7/1/2007                     21,155                     18,756
 8/1/2007                     20,473                     18,358
 9/1/2007                     22,318                     20,385
10/1/2007                     24,766                     22,659
11/1/2007                     22,959                     21,052
12/1/2007                     22,923                     21,126
 1/1/2008                     20,640                     18,490
 2/1/2008                     21,464                     19,855
 3/1/2008                     20,742                     18,804
 4/1/2008                     22,342                     20,330
 5/1/2008                     22,533                     20,707
 6/1/2008                     19,911                     18,641
 7/1/2008                     19,521                     17,938
 8/1/2008                     17,848                     16,506
 9/1/2008                     14,769                     13,617
10/1/2008                     10,183                      9,890
11/1/2008                      9,410                      9,146
12/1/2008                     10,558                      9,859
 1/1/2009                      9,605                      9,222
 2/1/2009                      8,789                      8,702
 3/1/2009                     10,309                      9,953
 4/1/2009                     12,336                     11,609
 5/1/2009                     15,112                     13,593
 6/1/2009                     14,926                     13,409
 7/1/2009                     16,927                     14,917
 8/1/2009                     17,052                     14,864
 9/1/2009                     18,626                     16,213
10/1/2009                     18,185                     16,233
11/1/2009                     19,343                     16,930
12/1/2009                     20,301                     17,599
 1/1/2010                     19,145                     16,618
 2/1/2010                     19,294                     16,676
 3/1/2010                     20,992                     18,022
 4/1/2010                     21,128                     18,241
 5/1/2010                     18,913                     16,636
 6/1/2010                     19,031                     16,514
 7/1/2010                     20,792                     17,889
 8/1/2010                     20,415                     17,542
 9/1/2010                     22,866                     19,491
10/1/2010                     23,648                     20,057
11/1/2010                     22,879                     19,528
12/1/2010                     24,779                     20,921
 1/1/2011                     24,005                     20,354
 2/1/2011                     23,600                     20,164
 3/1/2011                     24,957                     21,349
 4/1/2011                     25,848                     22,012
 5/1/2011                     24,861                     21,434
 6/1/2011                     24,352                     21,104
 7/1/2011                     24,146                     21,011
 8/1/2011                     21,695                     19,133
 9/1/2011                     17,800                     16,344
10/1/2011                     20,138                     18,508
11/1/2011                     19,118                     17,275
12/1/2011                     18,431                     17,067
 1/1/2012                     20,987                     19,003
 2/1/2012                     22,265                     20,141
 3/1/2012                     21,307                     19,468
 4/1/2012                     20,611                     19,236
 5/1/2012                     18,332                     17,079
 6/1/2012                     19,161                     17,738
 7/1/2012                     19,039                     18,084
 8/1/2012                     19,303                     18,024
 9/1/2012                     20,545                     19,111
10/1/2012                     20,279                     18,995
11/1/2012                     20,502                     19,236
12/1/2012                     22,000                     20,177
 1/1/2013                     22,354                     20,455
 2/1/2013                     21,978                     20,198
 3/1/2013                     21,790                     19,850
 4/1/2013                     21,982                     20,000
 5/1/2013                     21,355                     19,487
 6/1/2013                     19,557                     18,246
 7/1/2013                     19,936                     18,437
 8/1/2013                     19,512                     18,120
 9/1/2013                     20,953                     19,298
10/1/2013                     21,903                     20,236
11/1/2013                     21,372                     19,940
12/1/2013                     21,163                     19,652
 1/1/2014                     19,684                     18,376
 2/1/2014                     20,121                     18,984
 3/1/2014                     21,018                     19,567
 4/1/2014                     21,156                     19,633
 5/1/2014                     22,014                     20,318
 6/1/2014                     22,588                     20,858
 7/1/2014                     23,011                     21,261
 8/1/2014                     23,525                     21,740
 9/1/2014                     21,596                     20,129
10/1/2014                     21,572                     20,366
11/1/2014                     21,216                     20,151
12/1/2014                     20,229                     19,222
 1/1/2015                     20,064                     19,337
 2/1/2015                     20,779                     19,936
 3/1/2015                     20,190                     19,652
 4/1/2015                     22,201                     21,164
 5/1/2015                     21,211                     20,316
 6/1/2015                     20,536                     19,789
 7/1/2015                     18,886                     18,417
 8/1/2015                     17,173                     16,751            Past performance is not predictive of
 9/1/2015                     16,600                     16,247            future performance.
10/1/2015                     17,632                     17,406            The returns shown do not reflect the
                                                                           deduction of taxes that a shareholder
          Average Annual         One         Five         Ten              would pay on fund distributions or the
          Total Return           Year        Years       Years             redemption of fund shares.
          ----------------------------------------------------------       MSCI data copyright MSCI 2015, all
                                -18.27%      -5.70%      5.84%             rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
EMERGING MARKETS CORE EQUITY PORTFOLIO VS.
MSCI EMERGING MARKETS INDEX (NET DIVIDENDS)
October 31, 2005-October 31, 2015

                                     [CHART]


                    Emerging Markets Core Equity    MSCI Emerging Markets
                              Portfolio             Index (net dividends)
                  -------------------------------   ---------------------
10/1/2005                     $10,000                      $10,000
11/1/2005                      10,656                       10,827
12/1/2005                      11,282                       11,467
 1/1/2006                      12,292                       12,748
 2/1/2006                      12,311                       12,733
 3/1/2006                      12,557                       12,845
 4/1/2006                      13,419                       13,760
 5/1/2006                      11,918                       12,318
 6/1/2006                      11,723                       12,288
 7/1/2006                      11,946                       12,461
 8/1/2006                      12,235                       12,779
 9/1/2006                      12,478                       12,885
10/1/2006                      13,294                       13,497
11/1/2006                      14,214                       14,500
12/1/2006                      14,774                       15,153
 1/1/2007                      14,983                       14,993
 2/1/2007                      14,869                       14,904
 3/1/2007                      15,513                       15,496
 4/1/2007                      16,556                       16,231
 5/1/2007                      17,759                       17,019
 6/1/2007                      18,179                       17,816
 7/1/2007                      18,798                       18,756
 8/1/2007                      18,313                       18,358
 9/1/2007                      19,886                       20,385
10/1/2007                      21,953                       22,659
11/1/2007                      20,354                       21,052
12/1/2007                      20,312                       21,126
 1/1/2008                      18,324                       18,490
 2/1/2008                      18,922                       19,855
 3/1/2008                      18,234                       18,804
 4/1/2008                      19,617                       20,330
 5/1/2008                      19,704                       20,707
 6/1/2008                      17,507                       18,641
 7/1/2008                      17,322                       17,938
 8/1/2008                      16,172                       16,506
 9/1/2008                      13,637                       13,617
10/1/2008                       9,783                        9,890
11/1/2008                       9,130                        9,146
12/1/2008                      10,022                        9,859
 1/1/2009                       9,128                        9,222
 2/1/2009                       8,513                        8,702
 3/1/2009                       9,856                        9,953
 4/1/2009                      11,656                       11,609
 5/1/2009                      13,953                       13,593
 6/1/2009                      13,818                       13,409
 7/1/2009                      15,490                       14,917
 8/1/2009                      15,550                       14,864
 9/1/2009                      16,892                       16,213
10/1/2009                      16,580                       16,233
11/1/2009                      17,595                       16,930
12/1/2009                      18,399                       17,599
 1/1/2010                      17,389                       16,618
 2/1/2010                      17,581                       16,676
 3/1/2010                      19,097                       18,022
 4/1/2010                      19,279                       18,241
 5/1/2010                      17,411                       16,636
 6/1/2010                      17,558                       16,514
 7/1/2010                      19,144                       17,889
 8/1/2010                      18,890                       17,542
 9/1/2010                      21,147                       19,491
10/1/2010                      21,770                       20,057
11/1/2010                      21,188                       19,528
12/1/2010                      22,744                       20,921
 1/1/2011                      22,026                       20,354
 2/1/2011                      21,646                       20,164
 3/1/2011                      22,877                       21,349
 4/1/2011                      23,781                       22,012
 5/1/2011                      23,124                       21,434
 6/1/2011                      22,802                       21,104
 7/1/2011                      22,751                       21,011
 8/1/2011                      20,697                       19,133
 9/1/2011                      17,273                       16,344
10/1/2011                      19,466                       18,508
11/1/2011                      18,634                       17,275
12/1/2011                      18,048                       17,067
 1/1/2012                      20,174                       19,003
 2/1/2012                      21,440                       20,141
 3/1/2012                      20,770                       19,468
 4/1/2012                      20,310                       19,236
 5/1/2012                      18,174                       17,079
 6/1/2012                      18,989                       17,738
 7/1/2012                      18,999                       18,084
 8/1/2012                      19,200                       18,024
 9/1/2012                      20,294                       19,111
10/1/2012                      20,156                       18,995
11/1/2012                      20,464                       19,236
12/1/2012                      21,746                       20,177
 1/1/2013                      21,938                       20,455
 2/1/2013                      21,788                       20,198
 3/1/2013                      21,557                       19,850
 4/1/2013                      21,802                       20,000
 5/1/2013                      21,205                       19,487
 6/1/2013                      19,681                       18,246
 7/1/2013                      19,950                       18,437
 8/1/2013                      19,434                       18,120
 9/1/2013                      20,821                       19,298
10/1/2013                      21,719                       20,236
11/1/2013                      21,362                       19,940
12/1/2013                      21,172                       19,652
 1/1/2014                      19,834                       18,376
 2/1/2014                      20,552                       18,984
 3/1/2014                      21,303                       19,567
 4/1/2014                      21,455                       19,633
 5/1/2014                      22,162                       20,318
 6/1/2014                      22,738                       20,858
 7/1/2014                      22,946                       21,261
 8/1/2014                      23,656                       21,740
 9/1/2014                      22,009                       20,129
10/1/2014                      22,130                       20,366
11/1/2014                      21,899                       20,151
12/1/2014                      20,979                       19,222
 1/1/2015                      21,145                       19,337
 2/1/2015                      21,755                       19,936
 3/1/2015                      21,389                       19,652
 4/1/2015                      22,864                       21,164
 5/1/2015                      22,054                       20,316
 6/1/2015                      21,466                       19,789
 7/1/2015                      20,031                       18,417
 8/1/2015                      18,283                       16,751           Past performance is not predictive of
 9/1/2015                      17,898                       16,247           future performance.
10/1/2015                      18,922                       17,406           The returns shown do not reflect the
                                                                             deduction of taxes that a shareholder
          Average Annual         One          Five          Ten              would pay on fund distributions or the
          Total Return           Year         Years        Years             redemption of fund shares.
          ------------------------------------------------------------       MSCI data copyright MSCI 2015, all
                                -14.49%       -2.76%       6.59%             rights reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     MANAGEMENT'S DISCUSSION AND ANALYSIS
                                  (Unaudited)


 U.S. Equity Market Review                   12 Months Ended October 31, 2015

   U.S. equities had positive returns during the period. The broad U.S. equity market, as measured by the Russell 3000(R) Index, gained approximately 4.5%. Large-cap stocks outperformed small-cap stocks as measured by the Russell indices.

              Total Return for 12 Months Ended October 31, 2015
               -------------------------------------------------

              Russell 3000(R) Index........................ 4.49%
              Russell Microcap(R) Index (micro-cap stocks). 0.82%
              Russell 2000(R) Index (small-cap stocks)..... 0.34%
              Russell 1000(R) Index (large-cap stocks)..... 4.86%
              Dow Jones U.S. Select REIT Index/SM/......... 6.87%

   Growth stocks outperformed value stocks as measured by the Russell indices.

               Total Return for 12 Months Ended October 31, 2015
               -------------------------------------------------

         Russell 2000(R) Value Index (small-cap value stocks)... -2.88%
         Russell 2000(R) Growth Index (small-cap growth stocks).  3.52%
         Russell 1000(R) Value Index (large-cap value stocks)...  0.53%
         Russell 1000(R) Growth Index (large-cap growth stocks).  9.18%

----------
Source: Russell data copyright (C) Russell Investment Group 1995-2015, all rights reserved.

   Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") believes that among the most important factors explaining differences in the behavior of diversified equity portfolios are the market capitalization and value/growth characteristics of the portfolios' holdings. Value characteristics are a function of stock price relative to one or more fundamental characteristics such as book value, earnings, or dividends.

   For many Dimensional U.S. equity portfolios, differences in returns over the period were primarily attributable to differences in value/growth and size characteristics as well as the exclusion of REIT securities from most Dimensional portfolios and the exclusion of securities of highly regulated utilities from most value strategies. For many portfolios, the construction approach used by Dimensional generally resulted in portfolios with greater weight in value, small-cap, and/or micro-cap companies relative to widely used benchmarks.

Master-Feeder Structure

   Certain portfolios described below, called "Feeder Funds," do not buy individual securities directly; instead, these portfolios invest in corresponding funds called "Master Funds." Master Funds, in turn, purchase stocks and/or other securities.

Enhanced U.S. Large Company Portfolio

   The Enhanced U.S. Large Company Portfolio seeks to outperform the total return of the S&P 500(R) Index. This strategy uses S&P 500(R) Index futures contracts, swaps, and/or ETFs in conjunction with investment grade, short-term fixed income instruments. As of October 31, 2015, 100% of the equity exposure consisted of S&P 500(R) Index futures contracts. The behavior of S&P 500(R) Index futures contracts is determined principally by the performance of the S&P 500(R) Index.

   For the 12 months ended October 31, 2015, the total return was 5.25% for the Portfolio versus 5.20% for the S&P 500(R) Index. Relative to the Index, the Portfolio's outperformance was primarily due to the performance of the fixed income component of the Portfolio. The net return of the fixed income component was greater than the average interest rate priced into the S&P 500(R) futures contracts that the Portfolio purchased throughout the year.

U.S. Large Cap Equity Portfolio

   The U.S. Large Cap Equity Portfolio is designed to capture the returns of U.S. large-cap stocks. Value is measured primarily by book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2015, the Portfolio held approximately 930 securities. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2015, total returns were 3.49% for the Portfolio and 4.86% for the Russell 1000(R) Index. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in the U.S. equity market, rather than the behavior of a limited number of stocks. The Portfolio had a greater allocation than the Index to stocks closer to the market cap break and value stocks, which contributed to the Portfolio's relative underperformance as these stocks underperformed.

U.S. Large Cap Value Portfolio

   The U.S. Large Cap Value Portfolio is designed to capture the returns of U.S. large-cap value stocks by purchasing shares of The U.S. Large Cap Value Series, a Master Fund that invests in such stocks. Value is measured primarily by book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2015, the Master Fund held approximately 300 securities. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Master Fund's assets.

   For the 12 months ended October 31, 2015, total returns were 1.16% for the Portfolio and 0.53% for the Russell 1000(R) Value Index. As a result of the Master Fund's diversified investment approach, performance was determined principally by broad trends in the U.S. equity market rather than the behavior of a limited number of stocks. The Master Fund had a smaller allocation than the Index to the largest market cap stocks and a greater allocation to the remainder of the eligible large-cap universe, which benefited relative performance as the largest market cap value stocks underperformed.

U.S. Targeted Value Portfolio

   The U.S. Targeted Value Portfolio seeks to capture the returns of U.S. small- and mid-cap value stocks. Value is measured primarily by book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2015, the Portfolio held approximately 1,500 securities. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2015, total returns were -1.33% for the Portfolio's Class R1 shares, -1.49% for the Portfolio's Class R2 shares, -1.20% for the Portfolio's Institutional Class shares, and -2.88% for the Russell 2000(R) Value Index. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in the U.S. equity market, rather than the behavior of a limited number of stocks. The Portfolio had a greater allocation than the Index to mid-cap stocks and a lower allocation to small-cap stocks. Mid-cap stocks outperformed small-caps during the period, which benefited the Portfolio's relative performance. The Portfolio's exclusion of real estate investment trusts (REITs) contributed to relative outperformance as REITs underperformed most other sectors during the period.

U.S. Small Cap Value Portfolio

   The U.S. Small Cap Value Portfolio is designed to capture the returns of U.S. small-cap value stocks. Value is measured primarily by book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2015, the Portfolio held approximately 1,150 securities. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2015, total returns were -2.83% for the Portfolio and -2.88% for the Russell 2000(R) Value Index. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in the U.S. equity market, rather than the behavior of a limited number of stocks. The Portfolio performed in line with the Index. The Portfolio had a greater allocation than the Index to stocks closer to the market cap break, which outperformed during the period and benefited the Portfolio's relative performance. The Portfolio consistently emphasizes deep value stocks. During the period, deep value stocks underperformed and the Portfolio's greater allocation to deep value stocks detracted from the Portfolio's relative performance.

U.S. Core Equity 1 Portfolio

   The U.S. Core Equity 1 Portfolio invests in a broadly diversified group of securities within the U.S. market with increased exposure to smaller company stocks and value stocks relative to the market. Value is measured primarily by book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2015, the Portfolio held approximately 2,800 securities. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2015, total returns were 3.26% for the Portfolio and 4.49% for the Russell 3000(R) Index. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in the U.S. equity market, rather than the behavior of a limited number of stocks. The Portfolio had a greater allocation than the Index to small-cap stocks and value stocks, which contributed to the Portfolio's relative underperformance as small-cap stocks underperformed large-cap stocks and value stocks underperformed growth stocks during the period.

U.S. Core Equity 2 Portfolio

   The U.S. Core Equity 2 Portfolio invests in a broadly diversified group of securities within the U.S. market with increased exposure to smaller company stocks and value stocks relative to the U.S. Core Equity 1 Portfolio and the market. Value is measured primarily by book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2015, the Portfolio held approximately 2,800 securities. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2015, total returns were 1.92% for the Portfolio and 4.49% for the Russell 3000(R) Index. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in the U.S. equity market, rather than the behavior of a limited number of stocks. The Portfolio had a greater allocation than the Index to small-cap stocks and value stocks, which contributed to the Portfolio's relative underperformance as small-cap stocks underperformed large-cap stocks and value stocks underperformed growth stocks during the period.

U.S. Vector Equity Portfolio

   The U.S. Vector Equity Portfolio invests in a broadly diversified group of U.S. stocks with increased exposure to smaller company stocks and value stocks relative to the market. Value is measured primarily by book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2015, the Portfolio held approximately 2,700 securities. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2015, total returns were -0.18% for the Portfolio and 4.49% for the Russell 3000(R) Index. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in the U.S. equity market, rather than the behavior of a limited number of stocks. The Portfolio had a greater allocation than the Index to small-cap stocks and value stocks, which contributed to the Portfolio's relative underperformance as small-cap stocks underperformed large-cap stocks and value stocks underperformed growth stocks during the period.

U.S. Small Cap Portfolio

   The U.S. Small Cap Portfolio is designed to capture the returns of U.S. small-cap stocks. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2015, the Portfolio held approximately 2,000 securities. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2015, total returns were 2.34% for the Portfolio and 0.34% for the Russell 2000(R) Index. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in the U.S. equity market, rather than the behavior of a limited number of stocks. The Portfolio had a smaller allocation than the Index to micro-cap stocks. Micro-cap stocks underperformed, which contributed to the Portfolio's relative outperformance. The Portfolio's exclusion of real estate investment trusts (REITs) contributed to relative outperformance as REITs underperformed most other sectors during the period.

U.S. Micro Cap Portfolio

   The U.S. Micro Cap Portfolio is designed to capture the returns of the smallest U.S. company stocks and generally has a smaller market capitalization profile than the U.S. Small Cap Portfolio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2015, the Portfolio held approximately 1,600 securities. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2015, total returns were 1.11% for the Portfolio and 0.34% for the Russell 2000(R) Index. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in the U.S. equity market, rather than the behavior of a limited number of stocks. The Portfolio had a substantially larger allocation than the Index to micro-cap stocks. While micro-caps generally underperformed the rest of the small-cap universe, the Portfolio's micro-cap holdings in total outperformed those in the Index and benefited relative performance. The Portfolio's exclusion of real estate investment trusts (REITs) contributed to the Portfolio's relative outperformance as REITs underperformed most other sectors during the period. The Portfolio excluded certain stocks with low profitability. These stocks generally underperformed during the period, which benefited the Portfolio's relative performance.

DFA Real Estate Securities Portfolio

   The DFA Real Estate Securities Portfolio is designed to capture the returns of a broadly diversified portfolio of U.S. real estate securities. As of October 31, 2015, the Portfolio held approximately 150 securities. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of portfolio assets.

   For the 12 months ended October 31, 2015, total returns were 5.89% for the Portfolio, 6.87% for the Dow Jones U.S. Select REIT Index/SM/, and 5.20% for the S&P 500(R) Index. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in the U.S. real estate securities market rather than the behavior of a limited number of securities. The Portfolio held net lease REITs not eligible in the Dow Jones U.S. Select REIT Index/SM/. These securities generally underperformed the overall Index and were a primary driver of the Portfolio's relative underperformance.

 International Equity Market Review          12 Months Ended October 31, 2015

   Performance of non-U.S. developed markets was varied for the period. Small-cap stocks and growth stocks had positive returns while large-cap stocks and value stocks had negative returns. As measured by the MSCI World ex USA indices, small-cap stocks outperformed large-cap stocks, and growth stocks outperformed value stocks.

                       12 Months Ended October 31, 2015
                       --------------------------------

                                              Return in U.S. Dollars
           -                                  ----------------------
           MSCI World ex USA Index...........         -1.81%
           MSCI World ex USA Small Cap Index.          4.66%
           MSCI World ex USA Value Index.....         -5.92%
           MSCI World ex USA Growth Index....          2.33%

   During the period, the U.S. dollar (USD) appreciated against most developed markets currencies, decreasing USD-denominated returns in developed markets.

                           12 Months Ended October 31, 2015
                            --------------------------------

Ten Largest Foreign Developed Markets by Market Cap  Local Return Return in U.S. Dollars
---------------------------------------------------  ------------ ----------------------
                  United Kingdom....................     0.01%            -3.45%
                  Japan.............................    17.41%             9.07%
                  Canada............................    -5.27%           -18.37%
                  France............................    18.69%             4.64%
                  Switzerland.......................     3.70%             1.25%
                  Germany...........................    16.20%             2.45%
                  Australia.........................    -2.25%           -20.66%
                  Spain.............................     0.50%           -11.40%
                  Hong Kong.........................    -1.73%            -1.67%
                  Sweden............................     9.47%            -4.59%

----------
Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2015, all rights reserved.

   Emerging markets had weaker performance over the period than non-U.S. developed markets. As measured by the MSCI emerging markets indices, small-cap stocks outperformed large-cap stocks, and growth stocks outperformed value stocks.

                       12 Months Ended October 31, 2015
                       --------------------------------

                                                Return in U.S. Dollars
         -                                      ----------------------
         MSCI Emerging Markets Index...........        -14.53%
         MSCI Emerging Markets Small Cap Index.         -8.61%
         MSCI Emerging Markets Value Index.....        -17.62%
         MSCI Emerging Markets Growth Index....        -11.50%

   During the period, the U.S. dollar (USD) appreciated against most emerging markets currencies, decreasing USD-denominated returns in emerging markets.

                      12 Months Ended October 31, 2015
                       --------------------------------

Ten Largest Emerging Markets by Market Cap  Local Return Return in U.S. Dollars
------------------------------------------  ------------ ----------------------
              China........................    -0.76%            -0.70%
              Korea........................    -0.03%            -6.28%
              Taiwan.......................    -2.50%            -8.65%
              India........................    -2.15%            -8.06%
              South Africa.................     7.82%           -13.73%
              Brazil.......................   -15.36%           -45.97%
              Mexico.......................     0.26%           -18.22%
              Russia.......................     8.87%           -20.92%
              Malaysia.....................    -8.60%           -30.02%
              Indonesia....................   -12.35%           -22.61%

----------
Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2015, all rights reserved.

 Global Real Estate Market Review            12 Months Ended October 31, 2015

   Publicly traded global real estate investment trusts (REITs) produced positive overall returns during the period. REITs generally outperformed non-U.S. equity markets but underperformed U.S. equities. The U.S. REIT market, the world's largest, had positive performance and outperformed non-U.S. REITs overall. Among larger REIT markets, the UK delivered the highest returns while Canada had the weakest performance during the period. As measured by the S&P Global REIT Index, specialized REITs had the biggest gains while hotel and resort REITs had the weakest returns.

                       12 Months Ended October 31, 2015
                       --------------------------------

                                                    Return in U.S. Dollars
     -                                              ----------------------
     S&P Global ex U.S. REIT Index (net dividends).         0.04%
     S&P Global REIT Index (net dividends).........         2.59%

----------
Source: Standard and Poor's. Copyright S&P, 2015. All rights reserved.

Master-Feeder Structure

   Certain portfolios described below, called "Feeder Funds," do not buy individual securities directly; instead, these portfolios invest in corresponding funds called "Master Funds." Master Funds, in turn, purchase stocks and/or other securities.

Large Cap International Portfolio

   The Large Cap International Portfolio seeks to capture the returns of a broadly diversified portfolio of international large-cap stocks. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2015, the Portfolio held approximately 1,300 securities in 22 eligible developed markets. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2015, total returns were -3.10% for the Portfolio and -1.81% for the MSCI World ex USA Index (net dividends). As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in the international equity markets rather than by the behavior of a limited number of stocks. For the period, the Portfolio's relative underperformance was primarily attributable to differences in the valuation timing and methodology between the Portfolio and the Index. The Portfolio prices foreign exchange rates at the closing of the U.S. markets while the Index uses rates at 4 p.m. London time. The Portfolio also may use fair value pricing to price certain portfolio securities at the closing of the U.S. markets while the Index uses local market closing prices.

International Core Equity Portfolio

   The International Core Equity Portfolio invests in a broadly diversified group of international stocks, with increased exposure to smaller company stocks and those with value characteristics as measured by book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2015, the Portfolio held approximately 4,900 securities in 22 eligible developed markets. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2015, total returns were -1.10% for the Portfolio and -1.81% for the MSCI World ex USA Index (net dividends). As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in the international equity markets rather than by the behavior of a limited number of stocks. The Portfolio invests in stocks across all size categories while the Index primarily holds large-cap and mid-cap stocks. International small-cap stocks generally outperformed international large-cap and mid-cap stocks during the period, and the Portfolio's exposure to small-cap stocks benefited performance relative to the Index. In particular, the Portfolio's emphasis on small-cap stocks resulted in a lower allocation to large-cap financial stocks, which underperformed for the period and the relative underweight contributed to the Portfolio's performance. The Portfolio's greater exposure than the Index to value stocks detracted from the Portfolio's relative performance as value stocks generally underperformed during the period.

International Small Company Portfolio

   The International Small Company Portfolio is designed to capture the returns of international small-cap stocks by purchasing shares of five Master Funds that invest individually in Canada, the United Kingdom, Continental Europe (including Israel and excluding the U.K.), Japan, and the Asia Pacific region ex Japan. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2015, the Master Funds collectively held approximately 4,100 securities in 22 eligible developed markets. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2015, total returns were 3.30% for the Portfolio and 4.66% for the MSCI World ex USA Small Cap Index (net dividends). As a result of each Master Fund's diversified investment approach, the Portfolio's performance was determined principally by broad trends in international equity markets rather than the behavior of a limited number of stocks. The Master Funds' greater allocation than the Index to micro-cap securities detracted from relative performance as micro-caps generally underperformed other small-cap securities. The Portfolio's underperformance was partially offset by the Master Funds' exclusion of real estate investment trusts (REITs) and small low profitability securities, both of which underperformed during the period. Differences in the valuation timing and methodology between the Master Funds and the Index detracted from the Portfolio's relative performance. The Master Funds price foreign exchange rates at the closing of the U.S. markets while the Index uses rates at 4 p.m. London time. The Master Funds also may use fair value pricing to price certain portfolio securities at the closing of the U.S. markets while the Index uses local market closing prices.

Japanese Small Company Portfolio

   The Japanese Small Company Portfolio is designed to capture the returns of Japanese small company stocks by purchasing shares of The Japanese Small Company Series, a Master Fund that invests in such securities. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2015, the Master Fund held approximately 1,440 securities. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Master Fund's assets.

   For the 12 months ended October 31, 2015, total returns were 8.62% for the Portfolio and 12.83% for the MSCI Japan Small Cap Index (net dividends). As a result of the Master Fund's diversified investment approach, performance was determined principally by broad trends in the Japanese equity market, rather than the behavior of a limited number of stocks. The Master Fund had a greater allocation than the Index to micro-cap securities, and micro-cap securities underperformed relative to other small-caps, which detracted from the Portfolio's relative performance. The Portfolio's underperformance was partially offset by the Master Fund's exclusion of real estate investment trusts (REITs), which underperformed the overall Index. The Portfolio's relative performance also benefited from the Master Fund's exclusion of small- and micro-cap securities with both high relative prices and low profitability as these securities underperformed. Differences in the valuation timing and methodology between the Master Fund and the Index detracted from the Portfolio's relative performance. The Master Fund prices foreign exchange rates at the closing of the U.S. markets while the Index uses rates at 4 p.m. London time. The Master Fund also may use fair value pricing to price certain portfolio securities at the closing of the U.S. markets while the Index uses local market closing prices.

Asia Pacific Small Company Portfolio

   The Asia Pacific Small Company Portfolio is designed to capture the returns of small-cap stocks in Australia, Hong Kong, New Zealand, and Singapore, by purchasing shares of The Asia Pacific Small Company Series, a Master Fund that invests in such securities. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2015, the Master Fund held approximately 830 securities across the eligible countries. Country allocations generally reflect the approximate weights of individual securities within a universe of these countries' stocks constructed by the Advisor. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Master Fund's assets.

   For the 12 months ended October 31, 2015, total returns were -12.19% for the Portfolio and -14.67% for the MSCI Pacific ex Japan Small Cap Index (net dividends). As a result of the Master Fund's diversified investment approach, performance was determined principally by broad trends in Asia Pacific equity markets rather than the behavior of a limited number of stocks. The Master Fund's exclusion of small low profitability securities benefited the Portfolio's relative performance as these securities underperformed. The Master Fund's holdings in Hong Kong, particularly in micro-caps, outperformed those in the Index and benefited the Portfolio's relative performance.

United Kingdom Small Company Portfolio

   The United Kingdom Small Company Portfolio is designed to capture the returns of U.K. small company stocks by purchasing shares of The United Kingdom Small Company Series, a Master Fund that invests in such securities. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2015, the Master Fund held approximately 320 securities. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Master Fund's assets.

   For the 12 months ended October 31, 2015, total returns were 9.43% for the Portfolio and 12.42% for the MSCI UK Small Cap Index (net dividends). As a result of the Master Fund's diversified investment approach, performance was determined principally by broad trends in the U.K. equity market, rather than the behavior of a limited number of stocks. The Master Fund's exclusion of real estate investment trusts (REITs) detracted from relative performance as REITs in the United Kingdom generally outperformed other sectors during the period. Due to differences in methodology, the Master Fund may hold names that are larger in size than those included in the Index, resulting in differences in sector weights. During the period, these differences in sector weights contributed to the Portfolio's relative underperformance. For instance, the Master Fund had a lower allocation to financials, which outperformed and detracted from the Portfolio's relative performance, and a higher allocation to industrials, which underperformed and detracted from the Portfolio's relative performance. The Portfolio's underperformance was partially offset by the Master Fund's exclusion of small- and micro-cap securities with high relative prices and low profitability, as these securities underperformed during the period. Differences in the valuation timing and methodology between the Master Fund and the Index detracted from the Portfolio's relative performance. The Master Fund prices foreign exchange rates at the closing of the U.S. markets while the Index uses rates at 4 p.m. London time. The Master Fund also may use fair value pricing to price certain portfolio securities at the closing of the U.S. markets while the Index uses local market closing prices.

Continental Small Company Portfolio

   The Continental Small Company Portfolio is designed to capture the returns of small-cap stocks in the developed markets of Europe (excluding the U.K.) and Israel, by purchasing shares of The Continental Small Company Series, a Master Fund that invests in such securities. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2015, the Master Fund held approximately 1,160 securities in 15 eligible developed continental European countries and Israel. Country allocations generally reflect the approximate weights of individual securities within a universe of continental European and Israeli small company stocks constructed by the Advisor. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Master Fund's assets.

   For the 12 months ended October 31, 2015, total returns were 9.37% for the Portfolio and 11.38% for the MSCI Europe ex UK Small Cap Index (net dividends). As a result of the Master Fund's diversified investment approach, performance was determined principally by broad trends in the continental European (excluding the U.K.) and Israeli equity markets, rather than the behavior of a limited number of stocks. Due to differences in methodology, the Master Fund may hold names that are larger in size than those included in the Index, resulting in differences in individual holdings. Within the financial sector, these holding differences detracted from the Portfolio's relative performance as the Master Fund's financial holdings underperformed the Index's financial holdings. Differences in the valuation timing and methodology between the Master Fund and the Index detracted from the Portfolio's relative performance. The Master Fund prices foreign exchange rates at the closing of the U.S. markets while the Index uses rates at 4 p.m. London time. The Master Fund also may use fair value pricing to price certain portfolio securities at the closing of the U.S. markets while the Index uses local market closing prices.

DFA International Real Estate Securities Portfolio

   The DFA International Real Estate Securities Portfolio is designed to capture the returns of a broadly diversified portfolio of real estate securities in international markets. As of October 31, 2015, the Portfolio held approximately 240 securities in 21 approved developed and emerging market countries. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of portfolio assets.

   For the 12 months ended October 31, 2015, total returns were -0.37% for the Portfolio and 0.04% for the S&P Global ex US REIT Index (net dividends). As a result of the Portfolio's diversified approach, performance was determined principally by broad trends in international real estate securities markets rather than the behavior of a limited number of stocks. Differences in the valuation timing and methodology between the Portfolio and the Index generally detracted from the Portfolio's relative performance. The Portfolio prices foreign exchange rates at the closing of the U.S. markets while the Index uses rates at 4 p.m. London time. The Portfolio also may use fair value pricing to price certain portfolio securities at the closing of the U.S. markets while the Index uses local market closing prices. For the period, both the currency and fair value adjustments negatively impacted the Portfolio's relative performance, compared to the Index.

DFA Global Real Estate Securities Portfolio

   The DFA Global Real Estate Securities Portfolio, a fund of funds, is designed to capture the returns of a broadly diversified portfolio of real estate securities in U.S. and international markets. As of October 31, 2015, the Portfolio invested in the DFA International Real Estate Securities Portfolio, the DFA Real Estate Securities Portfolio, and individual securities. As of October 31, 2015, the Portfolio held approximately 380 securities in 22 approved developed and emerging markets countries. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2015, total returns were 3.44% for the Portfolio and 2.59% for the S&P Global REIT Index (net dividends). As a result of the Portfolio's diversified approach, performance was principally determined by broad trends in global real estate securities markets rather than the behavior of a limited number of stocks. Withholding tax rate differences between the Portfolio and the Index were a primary driver of the Portfolio's relative outperformance. The Portfolio excludes certain securities from eligibility that the Index holds. These securities generally underperformed, and the Portfolio's exclusion of these securities had a beneficial impact on the Portfolio's relative performance.

DFA International Small Cap Value Portfolio

   The DFA International Small Cap Value Portfolio is designed to capture the returns of international small-cap value stocks. Value is measured primarily by book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2015, the Portfolio held approximately 2,200 securities in 22 eligible developed markets. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2015, total returns were 3.31% for the Portfolio and 4.66% for the MSCI World ex USA Small Cap Index (net dividends). As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in international equity markets rather than the behavior of a limited number of stocks. The Portfolio's focus on value stocks detracted from the Portfolio's relative performance as value underperformed growth-oriented stocks during the period. Differences in the valuation timing and methodology between the Portfolio and the Index also detracted from the Portfolio's relative performance. The Portfolio prices foreign exchange rates at the closing of the U.S. markets while the Index uses rates at 4 p.m. London time. The Portfolio also may use fair value pricing to price certain portfolio securities at the closing of the U.S. markets while the Index uses local market closing prices.

International Vector Equity Portfolio

   The International Vector Equity Portfolio is designed to capture the returns of a broadly diversified basket of international stocks with increased exposure to smaller company stocks and those with value characteristics as measured by book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2015, the Portfolio held approximately 4,500 securities in 22 eligible developed markets. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2015, total returns were -1.14% for the Portfolio and -1.81% for the MSCI World ex USA Index (net dividends). As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in the international equity markets rather than by the behavior of a limited number of stocks. The Portfolio invests in stocks across all size categories, other than growth-oriented mega-cap securities, while the Index primarily holds large-cap and mid-cap stocks. International small-cap stocks generally outperformed international large-cap and mid-cap stocks during the period, and the Portfolio's exposure to small-cap stocks benefited performance relative to the Index. In particular, the Portfolio's emphasis on small-cap stocks resulted in a lower allocation to large-cap financial stocks, which underperformed for the period and the relative underweight contributed to the Portfolio's relative performance. The Portfolio's greater exposure than the Index to value stocks detracted from relative performance as value stocks generally underperformed during the period.

World ex U.S. Value Portfolio

   The World ex U.S. Value Portfolio is designed to capture the returns of value stocks across all market capitalizations in international developed and emerging markets. The Portfolio may pursue its objective by holding direct securities, by purchasing shares of funds managed by Dimensional (The DFA International Value Series, The DFA International Small Cap Value Portfolio, and The Dimensional Emerging Markets Value Fund (the "Underlying Funds")), or by a combination of securities and Underlying Funds. Value is measured primarily by using the book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2015, the Underlying Funds collectively held approximately 4,900 securities. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2015, total returns were -7.77% for the Portfolio and -4.68% for the MSCI All Country World ex USA Index (net dividends). As a result of the Underlying Funds' diversified investment approach, performance was determined principally by broad trends in the international and emerging equity markets rather than the behavior of a limited number of stocks. The Underlying Funds had greater exposure than the Index to value stocks. Value stocks generally underperformed during the period, which detracted from the Portfolio's relative performance. The Underlying Funds invest in stocks across all size categories while the Index primarily holds large-cap and mid-cap stocks. Small-cap stocks generally outperformed large- and mid-caps during the period, and the Portfolio's greater exposure to small-caps benefited the Portfolio's relative performance. Differences in the valuation timing and methodology between the Portfolio and the Index generally detracted from the Portfolio's relative performance. The Portfolio prices foreign exchange rates at the closing of the U.S. markets while the Index uses rates at 4 p.m. London time. The Portfolio also may use fair value pricing to price certain portfolio securities at the closing of the U.S. markets while the Index uses local market closing prices.

World ex U.S. Targeted Value Portfolio

   The World ex U.S. Targeted Value Portfolio is designed to capture the returns of small- and mid-cap value stocks in international developed and emerging markets. Prior to September 8, 2015, the Portfolio purchased shares of the DFA International Small Cap Value Portfolio, the International Vector Equity Portfolio, the Dimensional Emerging Markets Value Fund, and the Emerging Markets Small Cap Series (the "Underlying Funds"). After that date, the Portfolio began purchasing securities directly, and on September 23, 2015, the Portfolio redeemed its last holdings of the Underlying Funds, investing solely in securities. Value is measured primarily by using the book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2015, the Portfolio held approximately 2,800 securities. In general, cash exposure was low throughout the period with an average cash balance of less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2015, total returns were -2.88% for the Portfolio and 1.53% for the MSCI All Country World ex USA Small Cap Index (net dividends). As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in the international equity markets rather than by the behavior of a limited number of stocks. The Portfolio focuses on value stocks and has minimal exposure to growth stocks, while the Index is neutral with regard to value or growth. Growth stocks outperformed during the period, which detracted from the Portfolio's relative performance. In addition, two of the Underlying Funds -- the International Vector Equity Portfolio and the Emerging Markets Value Fund -- can invest in mid-cap and large-cap securities while the Index primarily holds small-caps. This difference in allocations detracted from the Portfolio's relative performance as larger securities generally underperformed.

World ex U.S. Core Equity Portfolio

   The World ex U.S. Core Equity Portfolio is designed to capture the returns of a broadly diversified basket of international stocks in developed and emerging markets with increased exposure to smaller company stocks and those with value characteristics as measured by book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2015, the Portfolio held approximately 5,800 securities in 43 eligible developed and emerging markets. In general, cash exposure was low throughout the period with an average cash balance of less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2015, total returns were -4.50% for the Portfolio and -4.68% for the MSCI All Country World ex USA Index (net dividends). As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in the international equity markets rather than by the behavior of a limited number of stocks. The Portfolio invests in stocks across all size categories while the Index primarily holds large-cap and mid-cap stocks. Non-U.S. small-cap stocks generally outperformed non-U.S.

large-cap and mid-cap stocks during the period, and the Portfolio's exposure to small-cap stocks benefited the Portfolio's performance relative to the Index.
In particular, the Portfolio's emphasis on small-cap stocks resulted in a lower allocation to large-cap financial stocks, which underperformed for the period and contributed to the Portfolio's relative performance. The Portfolio's greater exposure than the Index to value stocks detracted from the Portfolio's relative performance as value stocks generally underperformed during the period.

World Core Equity Portfolio

   The World Core Equity Portfolio seeks long-term capital appreciation generally by investing in a combination of mutual funds managed by Dimensional Fund Advisors LP ("Dimensional" or the "Advisor"). As of October 31, 2015, the Portfolio's investments included the U.S. Core Equity 1 Portfolio, International Core Equity Portfolio, and Emerging Markets Core Equity Portfolio (collectively, the "Underlying Funds"). The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2015, the Underlying Funds collectively held approximately 11,800 equity securities in 44 countries.

   For the 12 months ended October 31, 2015, total returns were -0.61% for the Portfolio and -0.03% for the MSCI All Country World Index (net dividends). As a result of the Underlying Funds' diversified investment approach, performance was determined principally by broad trends in global equity markets rather than the behavior of a limited group of stocks. The Underlying Funds' greater exposure than the Index to value stocks detracted from the Portfolio's relative performance as value stocks generally underperformed during the period. The Underlying Funds' greater exposure to small-cap stocks in the U.S. also detracted from the Portfolio's relative performance as U.S. small-caps underperformed U.S. large-cap stocks for the period.

Selectively Hedged Global Equity Portfolio

   The Selectively Hedged Global Equity Portfolio seeks long-term capital appreciation by investing in a combination of mutual funds managed by Dimensional. As of October 31, 2015, the mutual funds in which the Portfolio invested include the U.S. Core Equity 2 Portfolio, International Core Equity Portfolio, and Emerging Markets Core Equity Portfolio (the "Underlying Funds"). The Portfolio hedges foreign currency exposure on a selective basis to capture positive forward currency premiums. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2015, the Underlying Funds collectively held approximately 11,800 equity securities in 44 countries.

   For the 12 months ended October 31, 2015, total returns were -0.34% for the Portfolio and -0.03% for the MSCI All Country World Index (net dividends). As a result of the Underlying Funds' diversified investment approach, performance was determined principally by broad trends in global equity markets rather than the behavior of a limited group of stocks in a particular industry or country. The Underlying Funds invest in stocks across all eligible countries but had a lower allocation than the Index to the U.S. and a higher allocation to emerging markets. For the period, U.S. securities significantly outperformed emerging market securities, and the Underlying Funds' country allocation detracted from the Portfolio's relative performance. The Underlying Funds' greater exposure than the Index to value stocks detracted from the Portfolio's relative performance as value stocks generally underperformed during the period. To a lesser extent, the Portfolio's strategy of selectively hedging foreign currency exposure contributed to relative returns, particularly hedging euro and Japanese yen exposure, as both of these currencies depreciated against the U.S. dollar.

Emerging Markets Portfolio

   The Emerging Markets Portfolio is designed to capture the returns of large-cap stocks in selected emerging markets countries by purchasing shares of The Emerging Markets Series, a Master Fund managed by Dimensional that invests in such securities. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2015, the Master Fund held approximately 1,100 securities across 21 eligible emerging markets. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Master Fund's assets.

   For the 12 months ended October 31, 2015, total returns were -15.24% for the Portfolio and -14.53% for the MSCI Emerging Markets Index (net dividends). As a result of the Master Fund's diversified approach, performance was generally determined by broad trends in emerging markets rather than the behavior of a limited number of stocks. The Portfolio's relative underperformance was driven primarily by country allocation differences between the Master Fund and the Index. The Master Fund's lower allocation to China, which outperformed most other emerging markets during the period, detracted from the Portfolio's relative performance. This was partially offset by the Master Fund's greater allocation to Taiwan, which also generally outperformed.

Emerging Markets Small Cap Portfolio

   The Emerging Markets Small Cap Portfolio is designed to capture the returns of small-cap stocks in selected emerging markets by purchasing shares of the Emerging Markets Small Cap Series, a Master Fund managed by Dimensional that invests in such securities. The Master Fund's investment strategy is process driven emphasizing broad diversification. As of October 31, 2015, the Master Fund held approximately 3,300 securities across 17 eligible emerging markets. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Master Fund's assets.

   For the 12 months ended October 31, 2015, total returns were -9.88% for the Portfolio and -14.53% for the MSCI Emerging Markets Index (net dividends). As a result of the Master Fund's diversified approach, performance was principally determined by broad trends in emerging markets rather than the behavior of a limited number of stocks. The Master Fund focuses on small-cap stocks while the Index primarily holds large-cap and mid-cap stocks. Emerging markets small-cap stocks outperformed emerging markets large-caps and mid-caps over the period, and the Master Fund's greater exposure to small-caps benefited the Portfolio's relative performance.

Emerging Markets Value Portfolio

   The Emerging Markets Value Portfolio is designed to capture the returns of value stocks of large- and small-cap companies in selected emerging markets by purchasing shares of the Dimensional Emerging Markets Value Fund, a Master Fund managed by Dimensional that invests in such securities. Value is measured primarily by book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2015, the Master Fund held approximately 2,300 securities across 19 eligible emerging markets. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Master Fund's assets.

   For the 12 months ended October 31, 2015, total returns were -18.49% for the Portfolio's Class R2 shares, -18.27% for the Portfolio's Institutional Class shares, and -14.53% for the MSCI Emerging Markets Index (net dividends). As a result of the Master Fund's diversified investment approach, performance was generally determined by broad trends in emerging markets rather than the behavior of a limited number of stocks. The Master Fund invests primarily in value stocks while the Index is neutral with regard to value or growth stocks. Emerging markets value stocks generally underperformed during the period, which was the primary driver of the Portfolio's relative underperformance.

Emerging Markets Core Equity Portfolio

   The Emerging Markets Core Equity Portfolio is designed to capture the returns of a broad universe of stocks in selected emerging markets with increased exposure to smaller company stocks and those stocks with value characteristics, as measured by book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2015, the Portfolio held approximately 4,100 securities across 21 eligible emerging markets. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2015, total returns were -14.49% for the Portfolio and -14.53% for the MSCI Emerging Markets Index (net dividends). As a result of the Portfolio's diversified approach, performance was generally determined by broad trends in emerging markets rather than the behavior of a limited number of stocks. The Portfolio invests in stocks across all size categories while the Index primarily holds large- and mid-cap stocks. Emerging markets small-cap stocks generally outperformed emerging markets large- and mid-cap stocks during the period, and the Portfolio's exposure to small-cap stocks benefited the Portfolio's performance relative to the Index. The Portfolio's greater exposure than the Index to value stocks detracted from the Portfolio's relative performance as value stocks generally underperformed during the period. The Portfolio's smaller allocation than the Index to China, among the best performing emerging markets during the period, also detracted from the Portfolio's relative performance.

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                     DFA INVESTMENT DIMENSIONS GROUP INC.

                          DISCLOSURE OF FUND EXPENSES
                                  (Unaudited)

   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   Actual Fund Return

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   Hypothetical Example for Comparison Purposes

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                              Six Months Ended October 31, 2015
 EXPENSE TABLES
                                        Beginning  Ending              Expenses
                                         Account  Account   Annualized   Paid
                                          Value    Value     Expense    During
                                        05/01/15  10/31/15    Ratio*   Period*
                                        --------- --------- ---------- --------
 Enhanced U.S. Large Company Portfolio
 -------------------------------------
 Actual Fund Return
  Institutional Class Shares........... $1,000.00 $1,007.50    0.24%    $1.21
 Hypothetical 5% Annual Return
  Institutional Class Shares........... $1,000.00 $1,024.00    0.24%    $1.22

 U.S. Large Cap Equity Portfolio
 -------------------------------
 Actual Fund Return
  Institutional Class Shares........... $1,000.00 $  991.60    0.19%    $0.95
 Hypothetical 5% Annual Return
  Institutional Class Shares........... $1,000.00 $1,024.25    0.19%    $0.97

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                     Beginning  Ending              Expenses
                                      Account  Account   Annualized   Paid
                                       Value    Value     Expense    During
                                     05/01/15  10/31/15    Ratio*   Period*
                                     --------- --------- ---------- --------
   U.S. Large Cap Value Portfolio**
   --------------------------------
   Actual Fund Return
    Institutional Class Shares...... $1,000.00 $  974.90    0.28%    $1.39
   Hypothetical 5% Annual Return
    Institutional Class Shares...... $1,000.00 $1,023.79    0.28%    $1.43

   U.S. Targeted Value Portfolio
   -----------------------------
   Actual Fund Return
    Class R1 Shares................. $1,000.00 $  953.30    0.48%    $2.36
    Class R2 Shares................. $1,000.00 $  952.50    0.63%    $3.10
    Institutional Class Shares...... $1,000.00 $  953.70    0.38%    $1.87
   Hypothetical 5% Annual Return
    Class R1 Shares................. $1,000.00 $1,022.79    0.48%    $2.45
    Class R2 Shares................. $1,000.00 $1,022.03    0.63%    $3.21
    Institutional Class Shares...... $1,000.00 $1,023.29    0.38%    $1.94

   U.S. Small Cap Value Portfolio
   ------------------------------
   Actual Fund Return
    Institutional Class Shares...... $1,000.00 $  942.50    0.53%    $2.59
   Hypothetical 5% Annual Return
    Institutional Class Shares...... $1,000.00 $1,022.53    0.53%    $2.70

   U.S. Core Equity 1 Portfolio
   ----------------------------
   Actual Fund Return
    Institutional Class Shares...... $1,000.00 $  985.60    0.20%    $1.00
   Hypothetical 5% Annual Return
    Institutional Class Shares...... $1,000.00 $1,024.20    0.20%    $1.02

   U.S. Core Equity 2 Portfolio
   ----------------------------
   Actual Fund Return
    Institutional Class Shares...... $1,000.00 $  974.30    0.23%    $1.14
   Hypothetical 5% Annual Return
    Institutional Class Shares...... $1,000.00 $1,024.05    0.23%    $1.17

   U.S. Vector Equity Portfolio
   ----------------------------
   Actual Fund Return
    Institutional Class Shares...... $1,000.00 $  962.70    0.33%    $1.63
   Hypothetical 5% Annual Return
    Institutional Class Shares...... $1,000.00 $1,023.54    0.33%    $1.68

   U.S. Small Cap Portfolio
   ------------------------
   Actual Fund Return
    Institutional Class Shares...... $1,000.00 $  981.40    0.38%    $1.90
   Hypothetical 5% Annual Return
    Institutional Class Shares...... $1,000.00 $1,023.29    0.38%    $1.94

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                          Beginning  Ending              Expenses
                                           Account  Account   Annualized   Paid
                                            Value    Value     Expense    During
                                          05/01/15  10/31/15    Ratio*   Period*
                                          --------- --------- ---------- --------
U.S. Micro Cap Portfolio
------------------------
Actual Fund Return
 Institutional Class Shares.............. $1,000.00 $  974.60    0.53%    $2.64
Hypothetical 5% Annual Return
 Institutional Class Shares.............. $1,000.00 $1,022.53    0.53%    $2.70

DFA Real Estate Securities Portfolio
------------------------------------
Actual Fund Return
 Institutional Class Shares.............. $1,000.00 $1,033.30    0.18%    $0.92
Hypothetical 5% Annual Return
 Institutional Class Shares.............. $1,000.00 $1,024.30    0.18%    $0.92

Large Cap International Portfolio
---------------------------------
Actual Fund Return
 Institutional Class Shares.............. $1,000.00 $  921.30    0.29%    $1.40
Hypothetical 5% Annual Return
 Institutional Class Shares.............. $1,000.00 $1,023.74    0.29%    $1.48

International Core Equity Portfolio
-----------------------------------
Actual Fund Return
 Institutional Class Shares.............. $1,000.00 $  933.40    0.39%    $1.90
Hypothetical 5% Annual Return
 Institutional Class Shares.............. $1,000.00 $1,023.24    0.39%    $1.99

International Small Company Portfolio***
----------------------------------------
Actual Fund Return
 Institutional Class Shares.............. $1,000.00 $  963.00    0.54%    $2.67
Hypothetical 5% Annual Return
 Institutional Class Shares.............. $1,000.00 $1,022.48    0.54%    $2.75

Japanese Small Company Portfolio**
----------------------------------
Actual Fund Return
 Institutional Class Shares.............. $1,000.00 $1,012.40    0.54%    $2.74
Hypothetical 5% Annual Return
 Institutional Class Shares.............. $1,000.00 $1,022.48    0.54%    $2.75

Asia Pacific Small Company Portfolio**
--------------------------------------
Actual Fund Return
 Institutional Class Shares.............. $1,000.00 $  864.40    0.55%    $2.58
Hypothetical 5% Annual Return
 Institutional Class Shares.............. $1,000.00 $1,022.43    0.55%    $2.80

United Kingdom Small Company Portfolio**
----------------------------------------
Actual Fund Return
 Institutional Class Shares.............. $1,000.00 $1,008.70    0.58%    $2.94
Hypothetical 5% Annual Return
 Institutional Class Shares.............. $1,000.00 $1,022.28    0.58%    $2.96

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                                    Beginning  Ending              Expenses
                                                     Account  Account   Annualized   Paid
                                                      Value    Value     Expense    During
                                                    05/01/15  10/31/15    Ratio*   Period*
                                                    --------- --------- ---------- --------
Continental Small Company Portfolio**
-------------------------------------
Actual Fund Return
 Institutional Class Shares........................ $1,000.00 $  978.90    0.55%    $2.74
Hypothetical 5% Annual Return
 Institutional Class Shares........................ $1,000.00 $1,022.43    0.55%    $2.80

DFA International Real Estate Securities Portfolio
--------------------------------------------------
Actual Fund Return
 Institutional Class Shares........................ $1,000.00 $  958.20    0.29%    $1.43
Hypothetical 5% Annual Return
 Institutional Class Shares........................ $1,000.00 $1,023.74    0.29%    $1.48

DFA Global Real Estate Securities Portfolio***
----------------------------------------------
Actual Fund Return
 Institutional Class Shares........................ $1,000.00 $1,003.80    0.24%    $1.21
Hypothetical 5% Annual Return
 Institutional Class Shares........................ $1,000.00 $1,024.00    0.24%    $1.22

DFA International Small Cap Value Portfolio
-------------------------------------------
Actual Fund Return
 Institutional Class Shares........................ $1,000.00 $  956.90    0.69%    $3.40
Hypothetical 5% Annual Return
 Institutional Class Shares........................ $1,000.00 $1,021.73    0.69%    $3.52

International Vector Equity Portfolio
-------------------------------------
Actual Fund Return
 Institutional Class Shares........................ $1,000.00 $  930.00    0.51%    $2.48
Hypothetical 5% Annual Return
 Institutional Class Shares........................ $1,000.00 $1,022.63    0.51%    $2.60

World ex U.S. Value Portfolio***
--------------------------------
Actual Fund Return
 Institutional Class Shares........................ $1,000.00 $  875.90    0.52%    $2.46
Hypothetical 5% Annual Return
 Institutional Class Shares........................ $1,000.00 $1,022.58    0.52%    $2.65

World ex U.S. Targeted Value Portfolio
--------------------------------------
Actual Fund Return
 Institutional Class Shares........................ $1,000.00 $  912.80    0.66%    $3.18
Hypothetical 5% Annual Return
 Institutional Class Shares........................ $1,000.00 $1,021.88    0.66%    $3.36

World ex U.S. Core Equity Portfolio
-----------------------------------
Actual Fund Return
 Institutional Class Shares........................ $1,000.00 $  901.50    0.47%    $2.25
Hypothetical 5% Annual Return
 Institutional Class Shares........................ $1,000.00 $1,022.84    0.47%    $2.40

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                               Beginning  Ending              Expenses
                                                Account  Account   Annualized   Paid
                                                 Value    Value     Expense    During
                                               05/01/15  10/31/15    Ratio*   Period*
                                               --------- --------- ---------- --------
World Core Equity Portfolio***
------------------------------
Actual Fund Return
 Institutional Class Shares................... $1,000.00 $  945.90    0.35%    $1.72
Hypothetical 5% Annual Return
 Institutional Class Shares................... $1,000.00 $1,023.44    0.35%    $1.79

Selectively Hedged Global Equity Portfolio***
---------------------------------------------
Actual Fund Return
 Institutional Class Shares................... $1,000.00 $  938.80    0.40%    $1.95
Hypothetical 5% Annual Return
 Institutional Class Shares................... $1,000.00 $1,023.19    0.40%    $2.04

Emerging Markets Portfolio**
----------------------------
Actual Fund Return
 Institutional Class Shares................... $1,000.00 $  828.70    0.58%    $2.67
Hypothetical 5% Annual Return
 Institutional Class Shares................... $1,000.00 $1,022.28    0.58%    $2.96

Emerging Markets Small Cap Portfolio**
--------------------------------------
Actual Fund Return
 Institutional Class Shares................... $1,000.00 $  849.50    0.73%    $3.40
Hypothetical 5% Annual Return
 Institutional Class Shares................... $1,000.00 $1,021.53    0.73%    $3.72

Emerging Markets Value Portfolio**
----------------------------------
Actual Fund Return
 Class R2 Shares.............................. $1,000.00 $  793.30    0.81%    $3.66
 Institutional Class Shares................... $1,000.00 $  794.20    0.56%    $2.53
Hypothetical 5% Annual Return
 Class R2 Shares.............................. $1,000.00 $1,021.12    0.81%    $4.13
 Institutional Class Shares................... $1,000.00 $1,022.38    0.56%    $2.85

Emerging Markets Core Equity Portfolio
--------------------------------------
Actual Fund Return
 Institutional Class Shares................... $1,000.00 $  827.60    0.63%    $2.90
Hypothetical 5% Annual Return
 Institutional Class Shares................... $1,000.00 $1,022.03    0.63%    $3.21

----------

* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.

**The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the indirect payment of the Feeder Fund's portion of the expenses of its Master Fund (Affiliated Investment Company).

***The Portfolio is a Fund of Funds. The expenses shown reflect the direct expenses of the Fund of Funds and the indirect payment of the Fund of Funds' portion of the expenses of its Underlying Funds (Affiliated Investment Companies).

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (Unaudited)


   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on September 29, 2015. They are available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

   The categories of industry classification for the Affiliated Investment Companies are represented in their Disclosures of Portfolio Holdings, which are included elsewhere within the report. Refer to the Schedule of Investments/Summary Schedule of Portfolio Holdings for each of the underlying Affiliated Investment Company's holdings which reflect the investments by category or country.

FEEDER FUNDS

                                            Affiliated Investment Companies
                                            -------------------------------
    U.S. Large Cap Value Portfolio.........              100.0%
    Japanese Small Company Portfolio.......              100.0%
    Asia Pacific Small Company Portfolio...              100.0%
    United Kingdom Small Company Portfolio.              100.0%
    Continental Small Company Portfolio....              100.0%
    Emerging Markets Portfolio.............              100.0%
    Emerging Markets Small Cap Portfolio...              100.0%
    Emerging Markets Value Portfolio.......              100.0%

DISCLOSURE OF PORTFOLIO HOLDINGS
CONTINUED


FUND OF FUNDS

               International Small Company Portfolio...... 100.0%
               World ex U.S. Value Portfolio.............. 100.0%
               World Core Equity Portfolio................ 100.0%
               Selectively Hedged Global Equity Portfolio. 100.0%

ENHANCED DOMESTIC EQUITY PORTFOLIO

                     Enhanced U.S. Large Company Portfolio
              Corporate....................................  23.3%
              Foreign Corporate............................  13.6%
              Foreign Government...........................   7.9%
              Government...................................  50.2%
              Supranational................................   5.0%
                                                            -----
                                                            100.0%

DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS

                        U.S. Large Cap Equity Portfolio
              Consumer Discretionary.......................  15.4%
              Consumer Staples.............................   8.5%
              Energy.......................................   7.2%
              Financials...................................  13.8%
              Health Care..................................  13.4%
              Industrials..................................  12.6%
              Information Technology.......................  19.9%
              Materials....................................   4.0%
              Other........................................    --
              Real Estate Investment Trusts................    --
              Telecommunication Services...................   2.7%
              Utilities....................................   2.5%
                                                            -----
                                                            100.0%

                         U.S. Targeted Value Portfolio
              Consumer Discretionary.......................  13.5%
              Consumer Staples.............................   3.2%
              Energy.......................................   8.1%
              Financials...................................  28.3%
              Health Care..................................   5.7%
              Industrials..................................  19.6%
              Information Technology.......................  12.9%
              Materials....................................   6.4%
              Other........................................    --
              Telecommunication Services...................   1.2%
              Utilities....................................   1.1%
                                                            -----
                                                            100.0%

                        U.S. Small Cap Value Portfolio
              Consumer Discretionary.......................  15.7%
              Consumer Staples.............................   3.9%
              Energy.......................................   8.2%
              Financials...................................  27.0%
              Health Care..................................   6.2%
              Industrials..................................  18.2%
              Information Technology.......................  14.4%
              Materials....................................   5.5%
              Other........................................    --
              Telecommunication Services...................   0.8%
              Utilities....................................   0.1%
                                                            -----
                                                            100.0%

                         U.S. Core Equity 1 Portfolio
              Consumer Discretionary.......................  16.0%
              Consumer Staples.............................   8.0%
              Energy.......................................   6.9%
              Financials...................................  15.0%
              Health Care..................................  11.8%
              Industrials..................................  13.4%
              Information Technology.......................  19.1%
              Materials....................................   4.4%
              Other........................................    --
              Real Estate Investment Trusts................   0.1%
              Telecommunication Services...................   2.2%
              Utilities....................................   3.1%
                                                            -----
                                                            100.0%

                         U.S. Core Equity 2 Portfolio
              Consumer Discretionary.......................  15.3%
              Consumer Staples.............................   6.6%
              Energy.......................................   8.8%
              Financials...................................  17.2%
              Health Care..................................  10.8%
              Industrials..................................  14.4%
              Information Technology.......................  17.4%
              Materials....................................   4.7%
              Other........................................    --
              Real Estate Investment Trusts................   0.1%
              Telecommunication Services...................   2.5%
              Utilities....................................   2.2%
                                                            -----
                                                            100.0%

                         U.S. Vector Equity Portfolio
              Consumer Discretionary.......................  14.7%
              Consumer Staples.............................   4.4%
              Energy.......................................   9.0%
              Financials...................................  25.0%
              Health Care..................................   8.3%
              Industrials..................................  15.4%
              Information Technology.......................  14.2%
              Materials....................................   5.3%
              Other........................................    --
              Real Estate Investment Trusts................   0.1%
              Telecommunication Services...................   2.3%
              Utilities....................................   1.3%
                                                            -----
                                                            100.0%

DISCLOSURE OF PORTFOLIO HOLDINGS
CONTINUED


                           U.S. Small Cap Portfolio
              Consumer Discretionary.......................  17.9%
              Consumer Staples.............................   4.4%
              Energy.......................................   3.1%
              Financials...................................  20.2%
              Health Care..................................   9.7%
              Industrials..................................  17.0%
              Information Technology.......................  17.6%
              Materials....................................   4.7%
              Other........................................    --
              Real Estate Investment Trusts................    --
              Telecommunication Services...................   1.0%
              Utilities....................................   4.4%
                                                            -----
                                                            100.0%

                           U.S. Micro Cap Portfolio
              Consumer Discretionary.......................  17.7%
              Consumer Staples.............................   4.3%
              Energy.......................................   2.0%
              Financials...................................  19.6%
              Health Care..................................  11.4%
              Industrials..................................  20.1%
              Information Technology.......................  16.0%
              Materials....................................   5.1%
              Other........................................    --
              Telecommunication Services...................   1.8%
              Utilities....................................   2.0%
                                                            -----
                                                            100.0%

                     DFA Real Estate Securities Portfolio
              Real Estate Investment Trusts................ 100.0%
                                                            -----
                                                            100.0%

                       Large Cap International Portfolio
              Consumer Discretionary.......................  14.2%
              Consumer Staples.............................  11.1%
              Energy.......................................   6.4%
              Financials...................................  23.0%
              Health Care..................................  10.5%
              Industrials..................................  13.2%
              Information Technology.......................   4.5%
              Materials....................................   8.5%
              Other........................................    --
              Telecommunication Services...................   4.9%
              Utilities....................................   3.7%
                                                            -----
                                                            100.0%

                      International Core Equity Portfolio
              Consumer Discretionary.......................  16.8%
              Consumer Staples.............................   8.1%
              Energy.......................................   7.0%
              Financials...................................  20.7%
              Health Care..................................   6.5%
              Industrials..................................  17.2%
              Information Technology.......................   6.1%
              Materials....................................  11.1%
              Other........................................    --
              Telecommunication Services...................   3.3%
              Utilities....................................   3.2%
                                                            -----
                                                            100.0%

              DFA International Real Estate Securities Portfolio
              Consumer Staples.............................    --
              Financials...................................    --
              Real Estate Investment Trusts................ 100.0%
                                                            -----
                                                            100.0%

                  DFA Global Real Estate Securities Portfolio
              Affiliated Investment Companies..............  74.9%
              Common Stocks................................  25.1%
                                                            -----
                                                            100.0%

                  DFA International Small Cap Value Portfolio
              Consumer Discretionary.......................  19.1%
              Consumer Staples.............................   4.5%
              Energy.......................................   4.8%
              Financials...................................  21.7%
              Health Care..................................   1.6%
              Industrials..................................  25.4%
              Information Technology.......................   5.0%
              Materials....................................  17.0%
              Other........................................    --
              Telecommunication Services...................   0.2%
              Utilities....................................   0.7%
                                                            -----
                                                            100.0%

                     International Vector Equity Portfolio
              Consumer Discretionary.......................  16.9%
              Consumer Staples.............................   7.2%
              Energy.......................................   6.7%
              Financials...................................  21.9%
              Health Care..................................   4.9%
              Industrials..................................  19.1%
              Information Technology.......................   6.7%
              Materials....................................  12.3%
              Other........................................    --
              Real Estate Investment Trusts................    --
              Telecommunication Services...................   2.2%
              Utilities....................................   2.1%
                                                            -----
                                                            100.0%

                    World ex U.S. Targeted Value Portfolio
              Consumer Discretionary.......................  15.9%
              Consumer Staples.............................   5.1%
              Energy.......................................   5.5%
              Financials...................................  24.0%
              Health Care..................................   1.8%
              Industrials..................................  21.1%
              Information Technology.......................   6.6%
              Materials....................................  18.0%
              Other........................................    --
              Telecommunication Services...................   0.9%
              Utilities....................................   1.1%
                                                            -----
                                                            100.0%

                      World ex U.S. Core Equity Portfolio
              Consumer Discretionary.......................  16.0%
              Consumer Staples.............................   8.0%
              Energy.......................................   6.3%
              Financials...................................  22.1%
              Health Care..................................   5.5%
              Industrials..................................  16.4%
              Information Technology.......................   8.3%
              Materials....................................  10.9%
              Other........................................    --
              Real Estate Investment Trusts................    --
              Telecommunication Services...................   3.4%
              Utilities....................................   3.1%
                                                            -----
                                                            100.0%

                    Emerging Markets Core Equity Portfolio
              Consumer Discretionary.......................  11.8%
              Consumer Staples.............................   9.0%
              Energy.......................................   5.6%
              Financials...................................  23.6%
              Health Care..................................   4.0%
              Industrials..................................  10.7%
              Information Technology.......................  17.1%
              Materials....................................   9.2%
              Other........................................    --
              Real Estate Investment Trusts................    --
              Telecommunication Services...................   5.2%
              Utilities....................................   3.8%
                                                            -----
                                                            100.0%

                     ENHANCED U.S. LARGE COMPANY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2015

                                                   Face
                                                  Amount^   Value+
                                                  -------   ------
                                                   (000)
BONDS -- (39.7%)
CANADA -- (5.4%)
Ontario, Province of Canada
    1.000%, 07/22/16.............................  $4,000 $ 4,011,076
Quebec, Province of Canada
    5.125%, 11/14/16.............................   1,000   1,044,622
Royal Bank of Canada
    1.450%, 09/09/16.............................   1,000   1,007,051
    1.250%, 06/16/17.............................   2,000   2,001,738
Thomson Reuters Corp.
    1.300%, 02/23/17.............................   1,023   1,021,452
Toronto-Dominion Bank (The)
    2.375%, 10/19/16.............................   3,900   3,960,333
Other Securities.................................             586,759
                                                          -----------
TOTAL CANADA.....................................          13,633,031
                                                          -----------

FRANCE -- (1.3%)
BNP Paribas SA
    1.375%, 03/17/17.............................   1,800   1,803,676
Other Securities.................................           1,491,423
                                                          -----------
TOTAL FRANCE.....................................           3,295,099
                                                          -----------

GERMANY -- (2.0%)
FMS Wertmanagement AoeR
    1.125%, 09/05/17.............................   5,000   5,018,370
                                                          -----------

IRELAND -- (0.4%)
GE Capital International Funding Co.
    0.964%, 04/15/16.............................   1,052   1,051,793
                                                          -----------

JAPAN -- (0.6%)
Sumitomo Mitsui Banking Corp.
    2.650%, 01/12/17.............................   1,000   1,013,196
Other Securities.................................             543,212
                                                          -----------
TOTAL JAPAN......................................           1,556,408
                                                          -----------

NETHERLANDS -- (2.3%)
Bank Nederlandse Gemeenten NV
    1.125%, 09/12/16.............................   5,000   5,020,500
Other Securities.................................             852,202
                                                          -----------
TOTAL NETHERLANDS................................           5,872,702
                                                          -----------

NORWAY -- (2.0%)
Kommunalbanken A.S.
    0.875%, 10/03/16.............................   5,000   5,009,215
                                                          -----------

SPAIN -- (0.2%)
Other Securities.................................             602,954
                                                          -----------

SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (3.9%)
European Bank for Reconstruction & Development
    1.375%, 10/20/16.............................   4,000   4,039,616

                                                   Face
                                                  Amount^   Value+
                                                  -------   ------
                                                   (000)
SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (Continued)
European Investment Bank
    1.250%, 10/14/16.............................  $5,000 $ 5,029,075
Other Securities.................................           1,003,084
                                                          -----------
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS.....          10,071,775
                                                          -----------

SWITZERLAND -- (0.8%)
Credit Suisse New York
    1.375%, 05/26/17.............................   1,400   1,399,221
Other Securities.................................             697,726
                                                          -----------
TOTAL SWITZERLAND................................           2,096,947
                                                          -----------

UNITED KINGDOM -- (2.2%)
Barclays Bank P.L.C.
    5.000%, 09/22/16.............................   1,000   1,034,871
Diageo Capital P.L.C.
    1.500%, 05/11/17.............................   1,500   1,504,178
GlaxoSmithKline Capital P.L.C.
    1.500%, 05/08/17.............................   1,500   1,511,428
Other Securities.................................           1,515,110
                                                          -----------
TOTAL UNITED KINGDOM.............................           5,565,587
                                                          -----------

UNITED STATES -- (18.6%)
Actavis, Inc.
    1.875%, 10/01/17.............................   1,200   1,197,996
Amgen, Inc.
    2.500%, 11/15/16.............................   1,535   1,558,637
Anadarko Petroleum Corp.
    5.950%, 09/15/16.............................   1,000   1,036,869
Anthem, Inc.
    2.375%, 02/15/17.............................   1,500   1,518,451
Bank of America Corp.
    3.625%, 03/17/16.............................   1,000   1,010,948
Baxter International, Inc.
    1.850%, 01/15/17.............................   1,000   1,007,972
Becton Dickinson and Co.
    1.450%, 05/15/17.............................   1,310   1,309,783
Capital One Financial Corp.
    5.250%, 02/21/17.............................   1,492   1,561,184
DIRECTV Holdings, LLC / DIRECTV Financing Co.,
 Inc.
    2.400%, 03/15/17.............................   1,500   1,519,785
eBay, Inc.
    1.350%, 07/15/17.............................   1,068   1,061,548
EOG Resources, Inc.
    2.500%, 02/01/16.............................   1,000   1,003,411
Ford Motor Credit Co. LLC
    3.984%, 06/15/16.............................   1,000   1,015,486
Goldman Sachs Group, Inc. (The)
    6.250%, 09/01/17.............................   1,000   1,086,558

ENHANCED U.S. LARGE COMPANY PORTFOLIO
CONTINUED

                                                   Face
                                                  Amount^   Value+
                                                  -------   ------
                                                   (000)
UNITED STATES -- (Continued)
JPMorgan Chase & Co.
    2.000%, 08/15/17.............................  $1,000 $1,008,887
Mattel, Inc.
    2.500%, 11/01/16.............................   1,000  1,010,855
MetLife, Inc.
    6.750%, 06/01/16.............................   1,000  1,034,992
Molson Coors Brewing Co.
    2.000%, 05/01/17.............................   1,715  1,720,713
Morgan Stanley
    5.450%, 01/09/17.............................   1,000  1,047,606
National Rural Utilities Cooperative Finance
 Corp.
    0.950%, 04/24/17.............................   1,800  1,799,244
ONEOK Partners L.P.
    6.150%, 10/01/16.............................   1,000  1,030,588
Reinsurance Group of America, Inc.
    5.625%, 03/15/17.............................   1,100  1,155,331
Ryder System, Inc.
    5.850%, 11/01/16.............................   1,141  1,192,068
Scripps Networks Interactive, Inc.
    2.700%, 12/15/16.............................   1,000  1,010,960
Stryker Corp.
    2.000%, 09/30/16.............................   1,453  1,469,631
Toyota Motor Credit Corp.
    1.750%, 05/22/17.............................   5,000  5,053,960
UnitedHealth Group, Inc.
    6.000%, 06/15/17.............................   1,500  1,613,701

                                                      Face
                                                     Amount^      Value+
                                                     -------      ------
                                                      (000)
UNITED STATES -- (Continued)
Wells Fargo & Co.
      3.676%, 06/15/16............................. $    1,500 $  1,527,963
Other Securities...................................               9,694,069
                                                               ------------
TOTAL UNITED STATES................................              47,259,196
                                                               ------------
TOTAL BONDS........................................             101,033,077
                                                               ------------

U.S. TREASURY OBLIGATIONS -- (40.1%)
U.S. Treasury Notes
      2.375%, 07/31/17.............................      1,000    1,029,206
#     0.875%, 08/15/17.............................     50,000   50,153,000
^^    1.875%, 08/31/17.............................     13,500   13,784,594
      0.625%, 09/30/17.............................     25,000   24,949,700
      0.875%, 10/15/17.............................     12,000   12,029,532
                                                               ------------
TOTAL U.S. TREASURY OBLIGATIONS....................             101,946,032
                                                               ------------
TOTAL INVESTMENT SECURITIES........................             202,979,109
                                                               ------------

                                                     Shares
                                                     ------         -

SECURITIES LENDING COLLATERAL -- (20.2%)
(S)@  DFA Short Term Investment Fund...............  4,439,530   51,365,360
                                                               ------------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $254,450,056)..............................             $254,344,469
                                                               ============

Summary of the Portfolio's investments as of October 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                           Investments in Securities (Market Value)
                                          ------------------------------------------
                                          Level 1    Level 2    Level 3    Total
                                          -------- ------------ ------- ------------
Bonds
  Canada.................................       -- $ 13,633,031   --    $ 13,633,031
  France.................................       --    3,295,099   --       3,295,099
  Germany................................       --    5,018,370   --       5,018,370
  Ireland................................       --    1,051,793   --       1,051,793
  Japan..................................       --    1,556,408   --       1,556,408
  Netherlands............................       --    5,872,702   --       5,872,702
  Norway.................................       --    5,009,215   --       5,009,215
  Spain..................................       --      602,954   --         602,954
  Supranational Organization Obligations.       --   10,071,775   --      10,071,775
  Switzerland............................       --    2,096,947   --       2,096,947
  United Kingdom.........................       --    5,565,587   --       5,565,587
  United States..........................       --   47,259,196   --      47,259,196
U.S. Treasury Obligations................       --  101,946,032   --     101,946,032
Securities Lending Collateral............       --   51,365,360   --      51,365,360
Futures Contracts**...................... $795,204           --   --         795,204
                                          -------- ------------   --    ------------
TOTAL.................................... $795,204 $254,344,469   --    $255,139,673
                                          ======== ============   ==    ============

  **Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                See accompanying Notes to Financial Statements.

                        U.S. LARGE CAP EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2015

                                                                Percentage
                                         Shares     Value+    of Net Assets**
                                         ------     ------    ---------------
  COMMON STOCKS -- (95.0%)
  Consumer Discretionary -- (14.6%)
  *   Amazon.com, Inc...................  12,707 $  7,953,311            1.1%
      Comcast Corp. Class A.............  91,505    5,730,043            0.8%
      Home Depot, Inc. (The)............  44,256    5,471,812            0.8%
      McDonald's Corp...................  32,279    3,623,318            0.5%
      Starbucks Corp....................  50,273    3,145,582            0.5%
      Walt Disney Co. (The).............  50,925    5,792,209            0.8%
      Other Securities..................           75,360,107           10.8%
                                                 ------------           -----
  Total Consumer Discretionary..........          107,076,382           15.3%
                                                 ------------           -----
  Consumer Staples -- (8.1%)
      Altria Group, Inc.................  63,751    3,855,023            0.6%
      Coca-Cola Co. (The)............... 106,910    4,527,639            0.6%
      CVS Health Corp...................  40,694    4,019,753            0.6%
      PepsiCo, Inc......................  47,912    4,896,127            0.7%
      Philip Morris International, Inc..  39,911    3,528,132            0.5%
      Procter & Gamble Co. (The)........  74,745    5,709,023            0.8%
      Wal-Mart Stores, Inc..............  68,237    3,905,886            0.6%
      Other Securities..................           28,969,561            4.1%
                                                 ------------           -----
  Total Consumer Staples................           59,411,144            8.5%
                                                 ------------           -----
  Energy -- (6.8%)
      Chevron Corp......................  47,995    4,361,786            0.6%
      Exxon Mobil Corp.................. 128,717   10,650,045            1.5%
      Schlumberger, Ltd.................  48,966    3,827,183            0.6%
      Other Securities..................           30,920,762            4.4%
                                                 ------------           -----
  Total Energy..........................           49,759,776            7.1%
                                                 ------------           -----
  Financials -- (13.1%)
      Bank of America Corp.............. 270,195    4,533,872            0.7%
  *   Berkshire Hathaway, Inc. Class B..  49,224    6,695,448            1.0%
      Citigroup, Inc....................  70,186    3,731,790            0.5%
      JPMorgan Chase & Co...............  95,052    6,107,091            0.9%
      Wells Fargo & Co.................. 160,766    8,703,871            1.2%
      Other Securities..................           66,592,259            9.5%
                                                 ------------           -----
  Total Financials......................           96,364,331           13.8%
                                                 ------------           -----
  Health Care -- (12.7%)
      AbbVie, Inc.......................  56,560    3,368,148            0.5%
  *   Allergan P.L.C....................   9,312    2,872,473            0.4%
      Amgen, Inc........................  23,819    3,767,689            0.5%
  *   Celgene Corp......................  22,627    2,776,559            0.4%
      Gilead Sciences, Inc..............  50,553    5,466,296            0.8%
      Johnson & Johnson.................  90,207    9,113,613            1.3%
      Merck & Co., Inc..................  88,773    4,852,332            0.7%
      Pfizer, Inc....................... 200,860    6,793,085            1.0%
      UnitedHealth Group, Inc...........  35,225    4,148,801            0.6%
      Other Securities..................           49,778,963            7.1%
                                                 ------------           -----
  Total Health Care.....................           92,937,959           13.3%
                                                 ------------           -----
  Industrials -- (12.0%)
      3M Co.............................  21,546    3,387,247            0.5%
      Boeing Co. (The)..................  21,608    3,199,497            0.5%
      General Electric Co............... 256,969    7,431,543            1.1%

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED

                                                                                   Percentage
                                                           Shares      Value+    of Net Assets**
                                                           ------      ------    ---------------
Industrials -- (Continued)
      Honeywell International, Inc.......................    26,682 $  2,755,717            0.4%
      Union Pacific Corp.................................    31,610    2,824,353            0.4%
      United Technologies Corp...........................    31,471    3,097,061            0.4%
      Other Securities...................................             65,365,399            9.3%
                                                                    ------------          ------
Total Industrials........................................             88,060,817           12.6%
                                                                    ------------          ------
Information Technology -- (18.9%)
*     Alphabet, Inc. Class A.............................     7,158    5,278,238            0.8%
*     Alphabet, Inc. Class C.............................     7,574    5,383,675            0.8%
      Apple, Inc.........................................   197,174   23,562,293            3.4%
      Cisco Systems, Inc.................................   152,962    4,412,954            0.6%
*     Facebook, Inc. Class A.............................    36,657    3,737,914            0.5%
      Intel Corp.........................................   193,793    6,561,831            0.9%
      International Business Machines Corp...............    31,142    4,362,371            0.6%
      MasterCard, Inc. Class A...........................    34,142    3,379,717            0.5%
      Microsoft Corp.....................................   235,212   12,381,560            1.8%
      Oracle Corp........................................   109,648    4,258,728            0.6%
      QUALCOMM, Inc......................................    48,551    2,884,900            0.4%
#     Visa, Inc. Class A.................................    50,398    3,909,877            0.6%
      Other Securities...................................             58,390,602            8.3%
                                                                    ------------          ------
Total Information Technology.............................            138,504,660           19.8%
                                                                    ------------          ------
Materials -- (3.8%)
      Other Securities...................................             27,799,583            4.0%
                                                                    ------------          ------
Real Estate Investment Trusts -- (0.0%)
      Other Securities...................................                291,933            0.0%
                                                                    ------------          ------
Telecommunication Services -- (2.6%)
      AT&T, Inc..........................................   237,879    7,971,325            1.1%
      Verizon Communications, Inc........................   174,039    8,158,948            1.2%
      Other Securities...................................              2,757,499            0.4%
                                                                    ------------          ------
Total Telecommunication Services.........................             18,887,772            2.7%
                                                                    ------------          ------
Utilities -- (2.4%)
      Other Securities...................................             17,396,237            2.5%
                                                                    ------------          ------
TOTAL COMMON STOCKS......................................            696,490,594           99.6%
                                                                    ------------          ------

RIGHTS/WARRANTS -- (0.0%)
      Other Securities...................................                  7,344            0.0%
                                                                    ------------          ------
TOTAL INVESTMENT SECURITIES..............................            696,497,938
                                                                    ------------

TEMPORARY CASH INVESTMENTS -- (0.1%)
      State Street Institutional Liquid Reserves, 0.140%.   802,829      802,829            0.1%
                                                                    ------------          ------

SECURITIES LENDING COLLATERAL -- (4.9%)
(S)@  DFA Short Term Investment Fund..................... 3,120,214   36,100,879            5.2%
                                                                    ------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $702,110,643)..................................             $733,401,646          104.9%
                                                                    ============          ======

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of October 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investments in Securities (Market Value)
                                  ---------------------------------------------
                                    Level 1      Level 2   Level 3    Total
                                  ------------ ----------- ------- ------------
 Common Stocks
   Consumer Discretionary........ $107,076,382          --   --    $107,076,382
   Consumer Staples..............   59,411,144          --   --      59,411,144
   Energy........................   49,759,776          --   --      49,759,776
   Financials....................   96,364,331          --   --      96,364,331
   Health Care...................   92,937,959          --   --      92,937,959
   Industrials...................   88,060,817          --   --      88,060,817
   Information Technology........  138,504,660          --   --     138,504,660
   Materials.....................   27,799,583          --   --      27,799,583
   Real Estate Investment Trusts.      291,933          --   --         291,933
   Telecommunication Services....   18,887,772          --   --      18,887,772
   Utilities.....................   17,396,237          --   --      17,396,237
 Rights/Warrants.................           -- $     7,344   --           7,344
 Temporary Cash Investments......      802,829          --   --         802,829
 Securities Lending Collateral...           --  36,100,879   --      36,100,879
                                  ------------ -----------   --    ------------
 TOTAL........................... $697,293,423 $36,108,223   --    $733,401,646
                                  ============ ===========   ==    ============

                See accompanying Notes to Financial Statements.

                        U.S. LARGE CAP VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               October 31, 2015

                                                                Value+
                                                            ---------------
    AFFILIATED INVESTMENT COMPANY -- (100.0%)
    Investment in The U.S. Large Cap Value Series of
      The DFA Investment Trust Company..................... $15,873,345,924
                                                            ---------------
       TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
         (Cost $11,374,011,829)............................ $15,873,345,924
                                                            ===============

Summary of the Portfolio's Master Fund's investments as of October 31, 2015, based on their valuation inputs, is located within this report (See Master Fund's Security Valuation Note).

                See accompanying Notes to Financial Statements.

                         U.S. TARGETED VALUE PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2015

                                                                   Percentage
                                         Shares       Value+     of Net Assets**
                                         ------       ------     ---------------
COMMON STOCKS -- (84.4%)
Consumer Discretionary -- (11.4%)
#   GameStop Corp. Class A.............   639,789 $   29,475,079            0.4%
    Goodyear Tire & Rubber Co. (The)...   927,252     30,450,956            0.4%
    Lear Corp..........................   222,589     27,836,980            0.4%
    Penske Automotive Group, Inc.......   543,525     26,545,761            0.4%
    PulteGroup, Inc.................... 1,438,737     26,372,049            0.4%
    Other Securities...................              821,439,162           11.4%
                                                  --------------           -----
Total Consumer Discretionary...........              962,119,987           13.4%
                                                  --------------           -----
Consumer Staples -- (2.7%)
    Ingredion, Inc.....................   366,464     34,836,068            0.5%
    Pinnacle Foods, Inc................   701,837     30,936,975            0.4%
    Other Securities...................              163,112,144            2.3%
                                                  --------------           -----
Total Consumer Staples.................              228,885,187            3.2%
                                                  --------------           -----
Energy -- (6.8%)
#   Helmerich & Payne, Inc.............   630,865     35,498,774            0.5%
*   Newfield Exploration Co............   951,554     38,242,955            0.5%
    Other Securities...................              499,517,266            7.0%
                                                  --------------           -----
Total Energy...........................              573,258,995            8.0%
                                                  --------------           -----
Financials -- (23.9%)
*   Alleghany Corp.....................    61,024     30,284,380            0.4%
    American Financial Group, Inc......   537,365     38,792,379            0.6%
*   Arch Capital Group, Ltd............   346,297     25,934,182            0.4%
    Assurant, Inc......................   516,790     42,133,889            0.6%
    Assured Guaranty, Ltd..............   947,120     25,988,973            0.4%
    Axis Capital Holdings, Ltd.........   606,646     32,758,884            0.5%
    Endurance Specialty Holdings, Ltd..   403,852     25,495,177            0.4%
#   Investors Bancorp, Inc............. 2,118,700     26,504,937            0.4%
    Legg Mason, Inc....................   787,895     35,258,301            0.5%
#   New York Community Bancorp, Inc.... 1,823,148     30,118,405            0.4%
    Old Republic International Corp.... 1,584,645     28,586,996            0.4%
#   PacWest Bancorp....................   625,912     28,191,076            0.4%
    PartnerRe, Ltd.....................   321,083     44,630,537            0.6%
#   People's United Financial, Inc..... 1,913,584     30,521,665            0.4%
    Reinsurance Group of America, Inc..   405,482     36,590,696            0.5%
    RenaissanceRe Holdings, Ltd........   285,827     31,335,214            0.4%
#   WR Berkley Corp....................   609,332     34,019,006            0.5%
#   Zions Bancorporation............... 1,252,188     36,025,449            0.5%
    Other Securities...................            1,432,025,626           19.8%
                                                  --------------           -----
Total Financials.......................            2,015,195,772           28.1%
                                                  --------------           -----
Health Care -- (4.8%)
    Other Securities...................              403,093,740            5.6%
                                                  --------------           -----
Industrials -- (16.5%)
#   ADT Corp. (The).................... 1,020,657     33,722,507            0.5%
#*  AECOM..............................   889,709     26,219,724            0.4%
#   AGCO Corp..........................   530,772     25,684,057            0.4%
    Alaska Air Group, Inc..............   329,109     25,094,561            0.4%
    AMERCO.............................    80,841     32,846,507            0.5%
#*  Avis Budget Group, Inc.............   665,365     33,228,328            0.5%
#   Chicago Bridge & Iron Co. NV.......   629,690     28,254,190            0.4%

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                       Percentage
                                                            Shares        Value+     of Net Assets**
                                                            ------        ------     ---------------
Industrials -- (Continued)
*     Jacobs Engineering Group, Inc......................     759,998 $   30,506,320            0.4%
*     JetBlue Airways Corp...............................   1,634,709     40,606,172            0.6%
      Owens Corning......................................     721,732     32,860,458            0.5%
#     Trinity Industries, Inc............................   1,101,344     29,813,382            0.4%
      Waste Connections, Inc.............................     622,785     33,929,327            0.5%
      Other Securities...................................              1,022,602,929           14.0%
                                                                      --------------          ------
Total Industrials........................................              1,395,368,462           19.5%
                                                                      --------------          ------
Information Technology -- (10.9%)
#*    ARRIS Group, Inc...................................     886,133     25,042,119            0.4%
*     Arrow Electronics, Inc.............................     563,822     31,004,572            0.4%
      Avnet, Inc.........................................     768,644     34,919,497            0.5%
#*    First Solar, Inc...................................     693,745     39,592,027            0.6%
      Ingram Micro, Inc. Class A.........................     936,279     27,882,389            0.4%
      Other Securities...................................                761,898,741           10.6%
                                                                      --------------          ------
Total Information Technology.............................                920,339,345           12.9%
                                                                      --------------          ------
Materials -- (5.4%)
      Airgas, Inc........................................     355,996     34,232,575            0.5%
      Bemis Co., Inc.....................................     564,312     25,834,203            0.4%
      Reliance Steel & Aluminum Co.......................     451,082     27,046,877            0.4%
      Steel Dynamics, Inc................................   1,485,950     27,445,496            0.4%
      Other Securities...................................                339,817,122            4.7%
                                                                      --------------          ------
Total Materials..........................................                454,376,273            6.4%
                                                                      --------------          ------
Other -- (0.0%)
      Other Securities...................................                         --            0.0%
                                                                      --------------          ------
Telecommunication Services -- (1.0%)
#     Frontier Communications Corp.......................   5,021,391     25,809,950            0.4%
      Other Securities...................................                 62,715,207            0.8%
                                                                      --------------          ------
Total Telecommunication Services.........................                 88,525,157            1.2%
                                                                      --------------          ------
Utilities -- (1.0%)
      UGI Corp...........................................   1,021,803     37,469,516            0.5%
      Other Securities...................................                 42,758,323            0.6%
                                                                      --------------          ------
Total Utilities..........................................                 80,227,839            1.1%
                                                                      --------------          ------
TOTAL COMMON STOCKS......................................              7,121,390,757           99.4%
                                                                      --------------          ------

RIGHTS/WARRANTS -- (0.0%)
      Other Securities...................................                    612,821            0.0%
                                                                      --------------          ------
TOTAL INVESTMENT SECURITIES..............................              7,122,003,578
                                                                      --------------

TEMPORARY CASH INVESTMENTS -- (0.5%)
      State Street Institutional Liquid Reserves, 0.140%.  40,737,703     40,737,703            0.6%
                                                                      --------------          ------

SECURITIES LENDING COLLATERAL -- (15.1%)
(S)@  DFA Short Term Investment Fund..................... 110,192,574  1,274,928,076           17.8%
                                                                      --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $7,514,657,975)................................               $8,437,669,357          117.8%
                                                                      ==============          ======

U.S. TARGETED VALUE PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of October 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     Investments in Securities (Market Value)
                               ----------------------------------------------------
                                  Level 1        Level 2     Level 3     Total
                               -------------- -------------- ------- --------------
Common Stocks
  Consumer Discretionary...... $  962,119,987             --   --    $  962,119,987
  Consumer Staples............    228,885,187             --   --       228,885,187
  Energy......................    573,258,995             --   --       573,258,995
  Financials..................  2,015,159,148 $       36,624   --     2,015,195,772
  Health Care.................    403,055,885         37,855   --       403,093,740
  Industrials.................  1,395,368,181            281   --     1,395,368,462
  Information Technology......    920,339,345             --   --       920,339,345
  Materials...................    454,376,273             --   --       454,376,273
  Other.......................             --             --   --                --
  Telecommunication Services..     88,525,157             --   --        88,525,157
  Utilities...................     80,227,839             --   --        80,227,839
Rights/Warrants...............             --        612,821   --           612,821
Temporary Cash Investments....     40,737,703             --   --        40,737,703
Securities Lending Collateral.             --  1,274,928,076   --     1,274,928,076
                               -------------- --------------   --    --------------
TOTAL......................... $7,162,053,700 $1,275,615,657   --    $8,437,669,357
                               ============== ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                        U.S. SMALL CAP VALUE PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2015

                                                                            Percentage
                                                  Shares       Value+     of Net Assets**
                                                  ------       ------     ---------------
COMMON STOCKS -- (86.4%)
Consumer Discretionary -- (13.6%)
#*  Ascena Retail Group, Inc.................... 4,280,777 $   57,019,950            0.5%
#*  CalAtlantic Group, Inc...................... 1,421,260     54,135,793            0.5%
#   Group 1 Automotive, Inc.....................   849,486     73,862,808            0.6%
#*  Helen of Troy, Ltd..........................   837,062     83,044,921            0.7%
#   Scholastic Corp............................. 1,404,546     57,403,795            0.5%
*   Skechers U.S.A., Inc. Class A............... 1,976,565     61,668,828            0.5%
#   Wendy's Co. (The)........................... 7,117,556     65,196,813            0.6%
    Other Securities............................            1,348,328,227           11.5%
                                                           --------------          ------
Total Consumer Discretionary....................            1,800,661,135           15.4%
                                                           --------------          ------
Consumer Staples -- (3.4%)
#   Fresh Del Monte Produce, Inc................ 1,819,097     83,005,396            0.7%
#*  Post Holdings, Inc.......................... 1,122,617     72,150,594            0.6%
*   Seaboard Corp...............................    18,550     62,476,400            0.5%
    Other Securities............................              234,179,162            2.1%
                                                           --------------          ------
Total Consumer Staples..........................              451,811,552            3.9%
                                                           --------------          ------
Energy -- (7.1%)
    Delek US Holdings, Inc...................... 2,325,893     63,264,289            0.5%
    Exterran Holdings, Inc...................... 2,471,443     53,729,171            0.5%
#   PBF Energy, Inc. Class A.................... 1,699,824     57,794,016            0.5%
#*  PDC Energy, Inc............................. 1,473,735     88,925,170            0.8%
    Rowan Cos. P.L.C. Class A................... 3,090,873     60,828,381            0.5%
    Other Securities............................              620,258,968            5.3%
                                                           --------------          ------
Total Energy....................................              944,799,995            8.1%
                                                           --------------          ------
Financials -- (23.3%)
#   American Equity Investment Life Holding Co.. 2,474,561     63,546,727            0.6%
    Argo Group International Holdings, Ltd...... 1,118,731     69,943,062            0.6%
    Aspen Insurance Holdings, Ltd............... 1,626,064     79,042,971            0.7%
#   CNO Financial Group, Inc.................... 7,395,813    142,073,568            1.2%
    Endurance Specialty Holdings, Ltd........... 2,323,417    146,677,315            1.3%
#   First American Financial Corp............... 1,900,916     72,481,927            0.6%
    Fulton Financial Corp....................... 4,402,963     59,087,763            0.5%
#   Hanover Insurance Group, Inc. (The)......... 1,233,815    103,948,914            0.9%
#   Kemper Corp................................. 1,728,535     61,743,270            0.5%
#   MB Financial, Inc........................... 1,742,751     56,186,292            0.5%
#   Selective Insurance Group, Inc.............. 1,864,419     68,032,649            0.6%
    StanCorp Financial Group, Inc...............   882,554    101,246,595            0.9%
    Symetra Financial Corp...................... 1,946,825     61,772,757            0.5%
#   Umpqua Holdings Corp........................ 3,311,477     55,301,666            0.5%
#   Washington Federal, Inc..................... 2,892,699     72,143,913            0.6%
    Webster Financial Corp...................... 2,630,438     97,589,250            0.8%
#   Wintrust Financial Corp..................... 1,522,319     76,861,886            0.7%
    Other Securities............................            1,711,701,886           14.5%
                                                           --------------          ------
Total Financials................................            3,099,382,411           26.5%
                                                           --------------          ------
Health Care -- (5.4%)
#*  Amsurg Corp.................................   949,461     66,547,722            0.6%
*   LifePoint Hospitals, Inc.................... 1,734,382    119,464,232            1.0%
*   Prestige Brands Holdings, Inc............... 1,189,677     58,306,070            0.5%
    Other Securities............................              466,521,087            4.0%
                                                           --------------          ------
Total Health Care...............................              710,839,111            6.1%
                                                           --------------          ------

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                        Percentage
                                                            Shares        Value+      of Net Assets**
                                                            ------        ------      ---------------
Industrials -- (15.7%)
      AMERCO.............................................     338,858 $   137,681,394            1.2%
*     Esterline Technologies Corp........................   1,070,646      82,493,274            0.7%
#     GATX Corp..........................................   1,760,198      82,201,247            0.7%
#*    JetBlue Airways Corp...............................   3,256,949      80,902,613            0.7%
      Other Securities...................................               1,699,786,531           14.5%
                                                                      ---------------          ------
Total Industrials........................................               2,083,065,059           17.8%
                                                                      ---------------          ------
Information Technology -- (12.4%)
*     CACI International, Inc. Class A...................     858,360      83,295,254            0.7%
#     Convergys Corp.....................................   3,901,476     100,150,889            0.9%
#*    Fairchild Semiconductor International, Inc.........   4,389,401      73,215,209            0.6%
#     MKS Instruments, Inc...............................   1,702,868      60,009,068            0.5%
#*    Sanmina Corp.......................................   2,983,940      61,678,040            0.5%
#     SYNNEX Corp........................................   1,422,467     125,802,981            1.1%
*     Tech Data Corp.....................................   1,282,420      93,347,352            0.8%
#     Vishay Intertechnology, Inc........................   5,014,564      53,154,378            0.5%
      Other Securities...................................                 996,922,603            8.5%
                                                                      ---------------          ------
Total Information Technology.............................               1,647,575,774           14.1%
                                                                      ---------------          ------
Materials -- (4.7%)
#     Commercial Metals Co...............................   4,284,225      61,564,313            0.5%
      Domtar Corp........................................   1,320,496      54,457,255            0.5%
#*    Louisiana-Pacific Corp.............................   3,892,193      68,736,128            0.6%
      Other Securities...................................                 442,029,237            3.8%
                                                                      ---------------          ------
Total Materials..........................................                 626,786,933            5.4%
                                                                      ---------------          ------
Other -- (0.0%)
      Other Securities...................................                          --            0.0%
                                                                      ---------------          ------
Telecommunication Services -- (0.7%)
      Other Securities...................................                  88,983,200            0.8%
                                                                      ---------------          ------
Utilities -- (0.1%)
      Other Securities...................................                   9,819,295            0.1%
                                                                      ---------------          ------
TOTAL COMMON STOCKS......................................              11,463,724,465           98.2%
                                                                      ---------------          ------

PREFERRED STOCKS -- (0.0%)
Other -- (0.0%)
      Other Securities...................................                          --            0.0%
                                                                      ---------------          ------

RIGHTS/WARRANTS -- (0.0%)
      Other Securities...................................                   1,849,429            0.0%
                                                                      ---------------          ------
TOTAL INVESTMENT SECURITIES..............................              11,465,573,894
                                                                      ---------------

TEMPORARY CASH INVESTMENTS -- (1.1%)
      State Street Institutional Liquid Reserves, 0.140%. 148,686,557     148,686,557            1.3%
                                                                      ---------------          ------

SECURITIES LENDING COLLATERAL -- (12.5%)
(S)@  DFA Short Term Investment Fund..................... 143,725,502   1,662,904,060           14.2%
                                                                      ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $11,025,029,544)...............................               $13,277,164,511          113.7%
                                                                      ===============          ======

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of October 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      Investments in Securities (Market Value)
                               ------------------------------------------------------
                                   Level 1        Level 2     Level 3      Total
                               --------------- -------------- ------- ---------------
Common Stocks
  Consumer Discretionary...... $ 1,800,661,135             --   --    $ 1,800,661,135
  Consumer Staples............     451,811,552             --   --        451,811,552
  Energy......................     944,799,995             --   --        944,799,995
  Financials..................   3,099,328,547 $       53,864   --      3,099,382,411
  Health Care.................     710,839,111             --   --        710,839,111
  Industrials.................   2,083,065,059             --   --      2,083,065,059
  Information Technology......   1,647,575,774             --   --      1,647,575,774
  Materials...................     626,786,933             --   --        626,786,933
  Other.......................              --             --   --                 --
  Telecommunication Services..      88,983,200             --   --         88,983,200
  Utilities...................       9,819,295             --   --          9,819,295
Preferred Stocks
  Other.......................              --             --   --                 --
Rights/Warrants...............              --      1,849,429   --          1,849,429
Temporary Cash Investments....     148,686,557             --   --        148,686,557
Securities Lending Collateral.              --  1,662,904,060   --      1,662,904,060
                               --------------- --------------   --    ---------------
TOTAL......................... $11,612,357,158 $1,664,807,353   --    $13,277,164,511
                               =============== ==============   ==    ===============

                See accompanying Notes to Financial Statements.

                         U.S. CORE EQUITY 1 PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2015

                                                                  Percentage
                                        Shares       Value+     of Net Assets**
                                        ------       ------     ---------------
COMMON STOCKS -- (89.8%)
Consumer Discretionary -- (14.4%)
*   Amazon.com, Inc...................   185,319 $  115,991,162            0.9%
    Comcast Corp. Class A............. 1,402,855     87,846,780            0.7%
    Home Depot, Inc. (The)............   717,518     88,713,926            0.7%
    McDonald's Corp...................   526,276     59,074,481            0.5%
    NIKE, Inc. Class B................   311,743     40,847,685            0.3%
    Starbucks Corp....................   829,291     51,888,738            0.4%
    Walt Disney Co. (The).............   591,378     67,263,334            0.5%
    Other Securities..................            1,604,211,415           11.9%
                                                 --------------          ------
Total Consumer Discretionary..........            2,115,837,521           15.9%
                                                 --------------          ------

Consumer Staples -- (7.2%)
    Altria Group, Inc................. 1,049,321     63,452,441            0.5%
    Coca-Cola Co. (The)............... 1,870,428     79,212,626            0.6%
    CVS Health Corp...................   545,264     53,861,178            0.4%
    PepsiCo, Inc......................   797,948     81,542,306            0.6%
    Philip Morris International, Inc..   582,594     51,501,310            0.4%
    Procter & Gamble Co. (The)........ 1,064,717     81,323,084            0.6%
    Wal-Mart Stores, Inc..............   806,258     46,150,208            0.4%
    Other Securities..................              596,028,283            4.4%
                                                 --------------          ------
Total Consumer Staples................            1,053,071,436            7.9%
                                                 --------------          ------

Energy -- (6.2%)
    Chevron Corp......................   884,205     80,356,550            0.6%
    Exxon Mobil Corp.................. 2,226,473    184,218,376            1.4%
    Schlumberger, Ltd.................   665,751     52,035,098            0.4%
    Other Securities..................              600,168,919            4.5%
                                                 --------------          ------
Total Energy..........................              916,778,943            6.9%
                                                 --------------          ------

Financials -- (13.4%)
    Bank of America Corp.............. 4,566,691     76,629,075            0.6%
*   Berkshire Hathaway, Inc. Class B..   727,714     98,983,658            0.8%
    Citigroup, Inc.................... 1,319,290     70,146,649            0.5%
    JPMorgan Chase & Co............... 1,744,344    112,074,102            0.9%
    Wells Fargo & Co.................. 2,269,132    122,850,807            0.9%
    Other Securities..................            1,496,349,281           11.2%
                                                 --------------          ------
Total Financials......................            1,977,033,572           14.9%
                                                 --------------          ------

Health Care -- (10.6%)
    AbbVie, Inc.......................   914,606     54,464,787            0.4%
*   Allergan P.L.C....................   169,634     52,327,000            0.4%
    Amgen, Inc........................   282,180     44,635,232            0.3%
*   Celgene Corp......................   357,154     43,826,367            0.3%
    Gilead Sciences, Inc..............   785,450     84,930,708            0.7%
    Johnson & Johnson................. 1,140,308    115,205,317            0.9%
    Merck & Co., Inc.................. 1,168,919     63,893,113            0.5%
    Pfizer, Inc....................... 2,477,159     83,777,517            0.6%
    UnitedHealth Group, Inc...........   443,486     52,233,781            0.4%
    Other Securities..................              962,924,785            7.2%
                                                 --------------          ------
Total Health Care.....................            1,558,218,607           11.7%
                                                 --------------          ------

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                       Percentage
                                            Shares       Value+      of Net Assets**
                                            ------       ------      ---------------
Industrials -- (12.1%)
    3M Co.................................   353,746 $    55,612,409            0.4%
    Boeing Co. (The)......................   357,858      52,988,034            0.4%
    General Electric Co................... 3,491,085     100,962,178            0.8%
    Union Pacific Corp....................   439,218      39,244,128            0.3%
#   United Parcel Service, Inc. Class B...   384,869      39,649,204            0.3%
    United Technologies Corp..............   383,146      37,705,398            0.3%
    Other Securities......................             1,449,457,139           10.9%
                                                     ---------------          ------
Total Industrials.........................             1,775,618,490           13.4%
                                                     ---------------          ------

Information Technology -- (17.2%)
*   Alphabet, Inc. Class A................    80,837      59,608,395            0.5%
*   Alphabet, Inc. Class C................    87,094      61,907,286            0.5%
    Apple, Inc............................ 3,282,933     392,310,493            3.0%
    Cisco Systems, Inc.................... 2,001,733      57,749,997            0.4%
*   Facebook, Inc. Class A................   652,044      66,488,927            0.5%
    Intel Corp............................ 3,068,329     103,893,620            0.8%
    International Business Machines Corp..   512,237      71,754,159            0.6%
    MasterCard, Inc. Class A..............   549,236      54,368,872            0.4%
    Microsoft Corp........................ 3,634,247     191,306,762            1.5%
    Oracle Corp........................... 1,433,762      55,687,316            0.4%
#   Visa, Inc. Class A....................   737,983      57,252,721            0.4%
    Other Securities......................             1,358,453,023           10.1%
                                                     ---------------          ------
Total Information Technology..............             2,530,781,571           19.1%
                                                     ---------------          ------

Materials -- (4.0%)
    Other Securities......................               586,061,926            4.4%
                                                     ---------------          ------

Other -- (0.0%)
    Other Securities......................                        --            0.0%
                                                     ---------------          ------

Real Estate Investment Trusts -- (0.0%)
    Other Securities......................                 7,260,308            0.1%
                                                     ---------------          ------

Telecommunication Services -- (2.0%)
    AT&T, Inc............................. 3,409,800     114,262,398            0.9%
    Verizon Communications, Inc........... 2,337,506     109,582,281            0.8%
    Other Securities......................                69,010,521            0.5%
                                                     ---------------          ------
Total Telecommunication Services..........               292,855,200            2.2%
                                                     ---------------          ------

Utilities -- (2.7%)
    Other Securities......................               403,531,549            3.0%
                                                     ---------------          ------
TOTAL COMMON STOCKS.......................            13,217,049,123           99.5%
                                                     ---------------          ------

PREFERRED STOCKS -- (0.0%)
Other -- (0.0%)
    Other Securities......................                        --            0.0%
                                                     ---------------          ------

RIGHTS/WARRANTS -- (0.0%)
    Other Securities......................                   387,936            0.0%
                                                     ---------------          ------

BONDS -- (0.0%)
Financials -- (0.0%)
    Other Securities......................                       539            0.0%
                                                     ---------------          ------
TOTAL INVESTMENT SECURITIES...............            13,217,437,598
                                                     ---------------

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                                        Percentage
                                                            Shares        Value+      of Net Assets**
                                                            ------        ------      ---------------
TEMPORARY CASH INVESTMENTS -- (0.3%)
      State Street Institutional Liquid Reserves, 0.140%.  45,709,717 $    45,709,717            0.3%
                                                                      ---------------          ------

SECURITIES LENDING COLLATERAL -- (9.9%)
(S)@  DFA Short Term Investment Fund..................... 125,445,707   1,451,406,834           11.0%
                                                                      ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $11,437,799,229)...............................               $14,714,554,149          110.8%
                                                                      ===============          ======

Summary of the Portfolio's investments as of October 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                        Investments in Securities (Market Value)
                                 ------------------------------------------------------
                                     Level 1        Level 2     Level 3      Total
                                 --------------- -------------- ------- ---------------
Common Stocks
  Consumer Discretionary........ $ 2,115,837,521             --   --    $ 2,115,837,521
  Consumer Staples..............   1,053,071,436             --   --      1,053,071,436
  Energy........................     916,778,943             --   --        916,778,943
  Financials....................   1,976,993,501 $       40,071   --      1,977,033,572
  Health Care...................   1,558,216,752          1,855   --      1,558,218,607
  Industrials...................   1,775,616,574          1,916   --      1,775,618,490
  Information Technology........   2,530,781,571             --   --      2,530,781,571
  Materials.....................     586,061,926             --   --        586,061,926
  Other.........................              --             --   --                 --
  Real Estate Investment Trusts.       7,260,308             --   --          7,260,308
  Telecommunication Services....     292,855,200             --   --        292,855,200
  Utilities.....................     403,531,549             --   --        403,531,549
Preferred Stocks
  Other.........................              --             --   --                 --
Rights/Warrants.................              --        387,936   --            387,936
Bonds
  Financials....................              --            539   --                539
Temporary Cash Investments......      45,709,717             --   --         45,709,717
Securities Lending Collateral...              --  1,451,406,834   --      1,451,406,834
                                 --------------- --------------   --    ---------------
TOTAL........................... $13,262,714,998 $1,451,839,151   --    $14,714,554,149
                                 =============== ==============   ==    ===============

                See accompanying Notes to Financial Statements.

                         U.S. CORE EQUITY 2 PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2015

                                                                   Percentage
                                         Shares       Value+     of Net Assets**
                                         ------       ------     ---------------
COMMON STOCKS -- (89.5%)
Consumer Discretionary -- (13.7%)
*   Amazon.com, Inc....................    71,698 $   44,875,778            0.3%
    Comcast Corp. Class A.............. 2,107,315    131,960,065            0.9%
    Ford Motor Co...................... 3,584,736     53,089,940            0.4%
    Time Warner Cable, Inc.............   205,377     38,898,404            0.3%
    Time Warner, Inc...................   853,224     64,281,896            0.4%
    Walt Disney Co. (The)..............   788,924     89,732,216            0.6%
    Other Securities...................            1,890,382,412           12.3%
                                                  --------------          ------
Total Consumer Discretionary...........            2,313,220,711           15.2%
                                                  --------------          ------
Consumer Staples -- (6.0%)
    Coca-Cola Co. (The)................ 1,031,040     43,664,544            0.3%
    CVS Health Corp....................   785,024     77,544,671            0.5%
    PepsiCo, Inc.......................   441,915     45,159,294            0.3%
    Procter & Gamble Co. (The)......... 1,622,423    123,920,669            0.8%
    Wal-Mart Stores, Inc...............   979,771     56,082,092            0.4%
    Walgreens Boots Alliance, Inc......   469,206     39,732,364            0.3%
    Other Securities...................              623,157,057            4.0%
                                                  --------------          ------
Total Consumer Staples.................            1,009,260,691            6.6%
                                                  --------------          ------
Energy -- (7.9%)
    Chevron Corp....................... 1,126,532    102,379,228            0.7%
    ConocoPhillips.....................   950,468     50,707,468            0.3%
    EOG Resources, Inc.................   548,973     47,129,332            0.3%
    Exxon Mobil Corp................... 3,402,966    281,561,407            1.9%
    Schlumberger, Ltd.................. 1,027,329     80,296,035            0.5%
    Other Securities...................              770,247,405            5.1%
                                                  --------------          ------
Total Energy...........................            1,332,320,875            8.8%
                                                  --------------          ------
Financials -- (15.4%)
    American International Group, Inc..   609,355     38,425,926            0.3%
    Bank of America Corp............... 4,315,189     72,408,871            0.5%
*   Berkshire Hathaway, Inc. Class B...   374,001     50,871,616            0.3%
    Citigroup, Inc..................... 1,299,154     69,076,018            0.5%
    Goldman Sachs Group, Inc. (The)....   231,219     43,353,562            0.3%
    JPMorgan Chase & Co................ 2,373,509    152,497,953            1.0%
    U.S. Bancorp....................... 1,034,111     43,618,802            0.3%
    Wells Fargo & Co................... 3,038,209    164,488,635            1.1%
    Other Securities...................            1,966,782,635           12.8%
                                                  --------------          ------
Total Financials.......................            2,601,524,018           17.1%
                                                  --------------          ------
Health Care -- (9.7%)
*   Allergan P.L.C.....................   178,521     55,068,373            0.4%
    Amgen, Inc.........................   233,507     36,936,137            0.3%
    Johnson & Johnson.................. 1,171,060    118,312,192            0.8%
    Medtronic P.L.C....................   543,561     40,180,029            0.3%
    Merck & Co., Inc................... 1,166,009     63,734,052            0.4%
    Pfizer, Inc........................ 3,836,794    129,760,373            0.9%
    UnitedHealth Group, Inc............   576,403     67,888,745            0.5%
    Other Securities...................            1,123,043,021            7.2%
                                                  --------------          ------
Total Health Care......................            1,634,922,922           10.8%
                                                  --------------          ------

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                       Percentage
                                            Shares       Value+      of Net Assets**
                                            ------       ------      ---------------
  Industrials -- (12.8%)
  #       Caterpillar, Inc................   543,284 $    39,654,299            0.3%
          FedEx Corp......................   251,048      39,176,040            0.3%
          General Electric Co............. 5,455,103     157,761,579            1.1%
          Union Pacific Corp..............   689,803      61,633,898            0.4%
          United Technologies Corp........   390,096      38,389,347            0.3%
          Other Securities................             1,839,299,647           11.9%
                                                     ---------------          ------
  Total Industrials.......................             2,175,914,810           14.3%
                                                     ---------------          ------
  Information Technology -- (15.6%)
  *       Alphabet, Inc. Class A..........    81,193      59,870,906            0.4%
  *       Alphabet, Inc. Class C..........    86,171      61,251,209            0.4%
          Apple, Inc...................... 2,232,888     266,830,116            1.8%
          Cisco Systems, Inc.............. 3,101,253      89,471,149            0.6%
          HP, Inc......................... 1,807,285      48,724,404            0.3%
          Intel Corp...................... 4,523,596     153,168,961            1.0%
          Microsoft Corp.................. 3,539,615     186,325,334            1.2%
          Oracle Corp..................... 1,315,382      51,089,437            0.3%
          QUALCOMM, Inc...................   821,925      48,838,783            0.3%
  #       Visa, Inc. Class A..............   547,188      42,450,845            0.3%
          Other Securities................             1,632,006,204           10.8%
                                                     ---------------          ------
  Total Information Technology............             2,640,027,348           17.4%
                                                     ---------------          ------
  Materials -- (4.2%)
          Dow Chemical Co. (The)..........   878,752      45,405,116            0.3%
          Other Securities................               674,820,964            4.4%
                                                     ---------------          ------
  Total Materials.........................               720,226,080            4.7%
                                                     ---------------          ------
  Other -- (0.0%)
          Other Securities................                        --            0.0%
                                                     ---------------          ------
  Real Estate Investment Trusts -- (0.1%)
          Other Securities................                10,341,182            0.1%
                                                     ---------------          ------
  Telecommunication Services -- (2.2%)
          AT&T, Inc....................... 5,088,201     170,505,615            1.1%
          Verizon Communications, Inc..... 2,326,885     109,084,369            0.7%
          Other Securities................               101,301,014            0.7%
                                                     ---------------          ------
  Total Telecommunication Services........               380,890,998            2.5%
                                                     ---------------          ------
  Utilities -- (1.9%)
          Other Securities................               331,906,323            2.2%
                                                     ---------------          ------
  TOTAL COMMON STOCKS.....................            15,150,555,958           99.7%
                                                     ---------------          ------

  PREFERRED STOCKS -- (0.0%)
  Other -- (0.0%)
          Other Securities................                        --            0.0%
                                                     ---------------          ------

  RIGHTS/WARRANTS -- (0.0%)
          Other Securities................                   568,149            0.0%
                                                     ---------------          ------

  BONDS -- (0.0%)
  Financials -- (0.0%)
          Other Securities................                     1,258            0.0%
                                                     ---------------          ------
  TOTAL INVESTMENT SECURITIES.............            15,151,125,365
                                                     ---------------

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                        Percentage
                                                            Shares        Value+      of Net Assets**
                                                            ------        ------      ---------------
TEMPORARY CASH INVESTMENTS -- (0.3%)
      State Street Institutional Liquid Reserves, 0.140%.  45,061,143 $    45,061,143            0.3%
                                                                      ---------------          ------

SECURITIES LENDING COLLATERAL -- (10.2%)
(S)@  DFA Short Term Investment Fund..................... 149,053,678   1,724,551,050           11.3%
                                                                      ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $12,870,772,552)...............................               $16,920,737,558          111.3%
                                                                      ===============          ======

Summary of the Portfolio's investments as of October 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                        Investments in Securities (Market Value)
                                 ------------------------------------------------------
                                     Level 1        Level 2     Level 3      Total
                                 --------------- -------------- ------- ---------------
Common Stocks
  Consumer Discretionary........ $ 2,313,220,711             --   --    $ 2,313,220,711
  Consumer Staples..............   1,009,260,691             --   --      1,009,260,691
  Energy........................   1,332,320,875             --   --      1,332,320,875
  Financials....................   2,601,396,806 $      127,212   --      2,601,524,018
  Health Care...................   1,634,905,790         17,132   --      1,634,922,922
  Industrials...................   2,175,914,348            462   --      2,175,914,810
  Information Technology........   2,640,027,348             --   --      2,640,027,348
  Materials.....................     720,226,080             --   --        720,226,080
  Other.........................              --             --   --                 --
  Real Estate Investment Trusts.      10,341,182             --   --         10,341,182
  Telecommunication Services....     380,890,998             --   --        380,890,998
  Utilities.....................     331,906,323             --   --        331,906,323
Preferred Stocks
  Other.........................              --             --   --                 --
Rights/Warrants.................              --        568,149   --            568,149
Bonds
  Financials....................              --          1,258   --              1,258
Temporary Cash Investments......      45,061,143             --   --         45,061,143
Securities Lending Collateral...              --  1,724,551,050   --      1,724,551,050
                                 --------------- --------------   --    ---------------
TOTAL........................... $15,195,472,295 $1,725,265,263   --    $16,920,737,558
                                 =============== ==============   ==    ===============


                See accompanying Notes to Financial Statements.

                         U.S. VECTOR EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2015

                                                                  Percentage
                                          Shares      Value+    of Net Assets**
                                          ------      ------    ---------------
 COMMON STOCKS -- (85.6%)
 Consumer Discretionary -- (12.6%)
     Comcast Corp. Class A..............   404,565 $ 25,333,860            0.7%
     General Motors Co..................   301,169   10,513,810            0.3%
     Time Warner, Inc...................    94,912    7,150,670            0.2%
     Walt Disney Co. (The)..............   118,253   13,450,096            0.4%
     Other Securities...................            478,413,402           13.0%
                                                   ------------          ------
 Total Consumer Discretionary...........            534,861,838           14.6%
                                                   ------------          ------
 Consumer Staples -- (3.8%)
     CVS Health Corp....................    82,604    8,159,623            0.2%
     Procter & Gamble Co. (The).........   117,650    8,986,107            0.3%
     Other Securities...................            144,049,353            3.9%
                                                   ------------          ------
 Total Consumer Staples.................            161,195,083            4.4%
                                                   ------------          ------
 Energy -- (7.7%)
     Chevron Corp.......................   304,598   27,681,866            0.8%
     ConocoPhillips.....................   216,945   11,574,016            0.3%
     Exxon Mobil Corp...................   620,257   51,320,064            1.4%
     Schlumberger, Ltd..................    96,425    7,536,578            0.2%
     Valero Energy Corp.................   121,946    8,038,680            0.2%
     Other Securities...................            219,015,611            6.0%
                                                   ------------          ------
 Total Energy...........................            325,166,815            8.9%
                                                   ------------          ------
 Financials -- (21.4%)
     American Financial Group, Inc......   113,571    8,198,690            0.2%
     American International Group, Inc..   128,798    8,122,002            0.2%
     Assurant, Inc......................    86,200    7,027,886            0.2%
     Bank of America Corp............... 1,204,998   20,219,866            0.6%
     Citigroup, Inc.....................   374,753   19,925,617            0.6%
     Fifth Third Bancorp................   447,989    8,534,190            0.2%
     Goldman Sachs Group, Inc. (The)....    52,050    9,759,375            0.3%
     JPMorgan Chase & Co................   464,013   29,812,835            0.8%
 #   M&T Bank Corp......................    57,265    6,863,210            0.2%
 *   Markel Corp........................     7,917    6,871,956            0.2%
     PartnerRe, Ltd.....................    50,223    6,980,997            0.2%
     Principal Financial Group, Inc.....   157,281    7,889,215            0.2%
     RenaissanceRe Holdings, Ltd........    64,238    7,042,412            0.2%
     StanCorp Financial Group, Inc......    68,384    7,845,012            0.2%
     Travelers Cos., Inc. (The).........    66,684    7,527,957            0.2%
     Wells Fargo & Co...................   625,091   33,842,427            0.9%
     Other Securities...................            711,139,101           19.5%
                                                   ------------          ------
 Total Financials.......................            907,602,748           24.9%
                                                   ------------          ------
 Health Care -- (7.1%)
 *   Allergan P.L.C.....................    38,459   11,863,448            0.3%
     Anthem, Inc........................    51,031    7,100,964            0.2%
     Johnson & Johnson..................    90,854    9,178,980            0.3%
     Merck & Co., Inc...................   149,737    8,184,624            0.2%
     Pfizer, Inc........................   459,005   15,523,549            0.4%
     UnitedHealth Group, Inc............    73,435    8,649,174            0.3%
     Other Securities...................            242,053,193            6.6%
                                                   ------------          ------
 Total Health Care......................            302,553,932            8.3%
                                                   ------------          ------

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                      Percentage
                                                            Shares       Value+     of Net Assets**
                                                            ------       ------     ---------------
Industrials -- (13.2%)
#     ADT Corp. (The)....................................    221,287 $    7,311,322            0.2%
      AMERCO.............................................     19,095      7,758,489            0.2%
#     Chicago Bridge & Iron Co. NV.......................    178,027      7,988,071            0.2%
      General Electric Co................................    721,688     20,871,217            0.6%
*     JetBlue Airways Corp...............................    413,533     10,272,160            0.3%
      Southwest Airlines Co..............................    156,279      7,234,155            0.2%
      Union Pacific Corp.................................     83,333      7,445,804            0.2%
      Other Securities...................................               489,572,096           13.4%
                                                                     --------------          ------
Total Industrials........................................               558,453,314           15.3%
                                                                     --------------          ------
Information Technology -- (12.2%)
#     Activision Blizzard, Inc...........................    213,323      7,415,107            0.2%
      Apple, Inc.........................................    308,343     36,846,988            1.0%
      Cisco Systems, Inc.................................    334,255      9,643,257            0.3%
      HP, Inc............................................    268,806      7,247,010            0.2%
      Intel Corp.........................................    534,019     18,081,883            0.5%
      Microsoft Corp.....................................    278,222     14,645,606            0.4%
#     Visa, Inc. Class A.................................    116,012      9,000,211            0.3%
      Other Securities...................................               413,911,357           11.3%
                                                                     --------------          ------
Total Information Technology.............................               516,791,419           14.2%
                                                                     --------------          ------
Materials -- (4.5%)
      Other Securities...................................               192,524,787            5.3%
                                                                     --------------          ------
Other -- (0.0%)
      Other Securities...................................                        --            0.0%
                                                                     --------------          ------
Real Estate Investment Trusts -- (0.0%)
      Other Securities...................................                 1,534,174            0.0%
                                                                     --------------          ------
Telecommunication Services -- (2.0%)
      AT&T, Inc..........................................  1,013,858     33,974,382            0.9%
      Verizon Communications, Inc........................    259,639     12,171,876            0.3%
      Other Securities...................................                36,213,795            1.1%
                                                                     --------------          ------
Total Telecommunication Services.........................                82,360,053            2.3%
                                                                     --------------          ------
Utilities -- (1.1%)
      UGI Corp...........................................    221,969      8,139,603            0.2%
      Other Securities...................................                37,586,237            1.0%
                                                                     --------------          ------
Total Utilities..........................................                45,725,840            1.2%
                                                                     --------------          ------
TOTAL COMMON STOCKS......................................             3,628,770,003           99.4%
                                                                     --------------          ------
RIGHTS/WARRANTS -- (0.0%)
      Other Securities...................................                   210,655            0.0%
                                                                     --------------          ------

BONDS -- (0.0%)
Financials -- (0.0%)
      Other Securities...................................                       277            0.0%
                                                                     --------------          ------
TOTAL INVESTMENT SECURITIES..............................             3,628,980,935
                                                                     --------------

TEMPORARY CASH INVESTMENTS -- (0.7%)
      State Street Institutional Liquid Reserves, 0.140%. 29,018,998     29,018,998            0.8%
                                                                     --------------          ------

SECURITIES LENDING COLLATERAL -- (13.7%)
(S)@  DFA Short Term Investment Fund..................... 50,303,831    582,015,322           15.9%
                                                                     --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $3,308,133,308)................................              $4,240,015,255          116.1%
                                                                     ==============          ======

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of October 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      Investments in Securities (Market Value)
                                 --------------------------------------------------
                                    Level 1       Level 2    Level 3     Total
                                 -------------- ------------ ------- --------------
Common Stocks
  Consumer Discretionary........ $  534,861,838           --   --    $  534,861,838
  Consumer Staples..............    161,195,083           --   --       161,195,083
  Energy........................    325,166,815           --   --       325,166,815
  Financials....................    907,500,833 $    101,915   --       907,602,748
  Health Care...................    302,528,793       25,139   --       302,553,932
  Industrials...................    558,452,686          628   --       558,453,314
  Information Technology........    516,791,419           --   --       516,791,419
  Materials.....................    192,524,787           --   --       192,524,787
  Other.........................             --           --   --                --
  Real Estate Investment Trusts.      1,534,174           --   --         1,534,174
  Telecommunication Services....     82,360,053           --   --        82,360,053
  Utilities.....................     45,725,840           --   --        45,725,840
Rights/Warrants.................             --      210,655   --           210,655
Bonds
  Financials....................             --          277   --               277
Temporary Cash Investments......     29,018,998           --   --        29,018,998
Securities Lending Collateral...             --  582,015,322   --       582,015,322
                                 -------------- ------------   --    --------------
TOTAL........................... $3,657,661,319 $582,353,936   --    $4,240,015,255
                                 ============== ============   ==    ==============

                See accompanying Notes to Financial Statements.

                           U.S. SMALL CAP PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2015

                                                                    Percentage
                                           Shaes       Value+     of Net Assets**
                                           -----       ------     ---------------
COMMON STOCKS -- (82.4%)
Consumer Discretionary -- (14.8%)
#   American Eagle Outfitters, Inc...... 1,631,159 $   24,924,110            0.2%
#*  Buffalo Wild Wings, Inc.............   161,348     24,891,156            0.2%
*   Helen of Troy, Ltd..................   248,906     24,693,964            0.2%
    Jack in the Box, Inc................   335,227     24,984,468            0.2%
#   Lithia Motors, Inc. Class A.........   209,723     24,619,383            0.2%
*   Office Depot, Inc................... 3,790,696     28,885,104            0.3%
#   Papa John's International, Inc......   358,678     25,168,435            0.2%
    Pool Corp...........................   361,310     29,461,217            0.3%
    Thor Industries, Inc................   469,312     25,380,393            0.2%
    Vail Resorts, Inc...................   229,928     26,250,880            0.3%
    Other Securities....................            1,630,268,440           15.5%
                                                   --------------           -----
Total Consumer Discretionary............            1,889,527,550           17.8%
                                                   --------------           -----
Consumer Staples -- (3.6%)
    Lancaster Colony Corp...............   234,026     26,613,437            0.3%
#*  Post Holdings, Inc..................   424,561     27,286,535            0.3%
    Other Securities....................              406,135,987            3.7%
                                                   --------------           -----
Total Consumer Staples..................              460,035,959            4.3%
                                                   --------------           -----
Energy -- (2.6%)
#   PBF Energy, Inc. Class A............   755,325     25,681,050            0.3%
    Other Securities....................              306,272,899            2.8%
                                                   --------------           -----
Total Energy............................              331,953,949            3.1%
                                                   --------------           -----
Financials -- (16.7%)
    Aspen Insurance Holdings, Ltd.......   528,040     25,668,024            0.3%
#   Bank of Hawaii Corp.................   377,255     24,702,657            0.2%
#   Bank of the Ozarks, Inc.............   615,807     30,802,666            0.3%
#   Endurance Specialty Holdings, Ltd...   469,806     29,658,853            0.3%
    Hanover Insurance Group, Inc. (The).   334,899     28,215,241            0.3%
    MarketAxess Holdings, Inc...........   284,264     28,798,786            0.3%
#   PrivateBancorp, Inc.................   651,243     27,241,495            0.3%
    StanCorp Financial Group, Inc.......   309,704     35,529,243            0.3%
    Symetra Financial Corp..............   825,630     26,197,240            0.3%
*   Western Alliance Bancorp............   736,332     26,323,869            0.3%
    Other Securities....................            1,850,853,544           17.2%
                                                   --------------           -----
Total Financials........................            2,133,991,618           20.1%
                                                   --------------           -----
Health Care -- (7.9%)
#*  Amsurg Corp.........................   360,280     25,252,025            0.2%
*   Health Net, Inc.....................   483,608     31,076,650            0.3%
    Hill-Rom Holdings, Inc..............   487,678     25,695,754            0.3%
    Other Securities....................              935,807,066            8.8%
                                                   --------------           -----
Total Health Care.......................            1,017,831,495            9.6%
                                                   --------------           -----
Industrials -- (14.0%)
#   Allegiant Travel Co.................   139,363     27,517,224            0.3%
    AMERCO..............................    72,702     29,539,550            0.3%
#   Deluxe Corp.........................   429,771     25,592,863            0.2%
    EMCOR Group, Inc....................   526,833     25,435,497            0.2%
#*  JetBlue Airways Corp................ 1,866,678     46,368,282            0.4%
    Other Securities....................            1,635,079,708           15.5%
                                                   --------------           -----
Total Industrials.......................            1,789,533,124           16.9%
                                                   --------------           -----

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                    Percentage
                                          Shaes       Value+      of Net Assets**
                                          -----       ------      ---------------
Information Technology -- (14.5%)
    Blackbaud, Inc.....................   401,118 $    25,146,087            0.2%
#*  Ciena Corp......................... 1,043,608      25,192,697            0.2%
*   CoreLogic, Inc.....................   662,683      25,831,383            0.3%
*   EPAM Systems, Inc..................   389,403      30,120,322            0.3%
*   Euronet Worldwide, Inc.............   422,803      33,925,713            0.3%
*   Integrated Device Technology, Inc.. 1,219,213      31,089,931            0.3%
#   j2 Global, Inc.....................   362,759      28,131,960            0.3%
#*  Manhattan Associates, Inc..........   537,725      39,173,266            0.4%
    Mentor Graphics Corp...............   985,050      26,793,360            0.3%
*   Microsemi Corp.....................   765,049      27,549,414            0.3%
#*  Synaptics, Inc.....................   308,564      26,255,711            0.3%
#   SYNNEX Corp........................   312,895      27,672,434            0.3%
#*  ViaSat, Inc........................   392,956      25,919,378            0.3%
    Other Securities...................             1,487,656,195           13.7%
                                                  ---------------           -----
Total Information Technology...........             1,860,457,851           17.5%
                                                  ---------------           -----
Materials -- (3.9%)
    Sensient Technologies Corp.........   393,827      25,705,088            0.3%
    Other Securities...................               470,569,979            4.4%
                                                  ---------------           -----
Total Materials........................               496,275,067            4.7%
                                                  ---------------           -----
Other -- (0.0%)
    Other Securities...................                        --            0.0%
                                                  ---------------           -----
Real Estate Investment Trusts -- (0.0%)
    Other Securities...................                     9,746            0.0%
                                                  ---------------           -----
Telecommunication Services -- (0.8%)
    Other Securities...................               103,855,249            1.0%
                                                  ---------------           -----
Utilities -- (3.6%)
#   IDACORP, Inc.......................   394,859      26,396,324            0.3%
#   Piedmont Natural Gas Co., Inc......   632,969      36,275,453            0.3%
    Portland General Electric Co.......   690,542      25,605,297            0.2%
    Southwest Gas Corp.................   410,205      25,211,199            0.2%
#   WGL Holdings, Inc..................   427,325      26,592,435            0.3%
    Other Securities...................               327,628,598            3.1%
                                                  ---------------           -----
Total Utilities........................               467,709,306            4.4%
                                                  ---------------           -----
TOTAL COMMON STOCKS....................            10,551,180,914           99.4%
                                                  ---------------           -----

PREFERRED STOCKS -- (0.0%)
Other -- (0.0%)
    Other Securities...................                        --            0.0%
                                                  ---------------           -----

RIGHTS/WARRANTS -- (0.0%)
    Other Securities...................                   687,901            0.0%
                                                  ---------------           -----

BONDS -- (0.0%)
Financials -- (0.0%)
    Other Securities...................                     2,337            0.0%
                                                  ---------------           -----
TOTAL INVESTMENT SECURITIES............            10,551,871,152
                                                  ---------------

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                        Percentage
                                                             Shaes        Value+      of Net Assets**
                                                             -----        ------      ---------------
TEMPORARY CASH INVESTMENTS -- (0.2%)
      State Street Institutional Liquid Reserves, 0.140%.  20,271,070 $    20,271,070            0.2%
                                                                      ---------------          ------

SECURITIES LENDING COLLATERAL -- (17.4%)
(S)@  DFA Short Term Investment Fund..................... 193,218,545   2,235,538,562           21.0%
                                                                      ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $10,730,571,068)...............................               $12,807,680,784          120.6%
                                                                      ===============          ======

Summary of the Portfolio's investments as of October 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                        Investments in Securities (Market Value)
                                 ------------------------------------------------------
                                     Level 1        Level 2     Level 3      Total
                                 --------------- -------------- ------- ---------------
Common Stocks
  Consumer Discretionary........ $ 1,889,527,550             --   --    $ 1,889,527,550
  Consumer Staples..............     460,035,959             --   --        460,035,959
  Energy........................     331,944,092 $        9,857   --        331,953,949
  Financials....................   2,133,900,638         90,980   --      2,133,991,618
  Health Care...................   1,017,778,568         52,927   --      1,017,831,495
  Industrials...................   1,789,527,547          5,577   --      1,789,533,124
  Information Technology........   1,860,457,851             --   --      1,860,457,851
  Materials.....................     496,275,067             --   --        496,275,067
  Other.........................              --             --   --                 --
  Real Estate Investment Trusts.           9,746             --   --              9,746
  Telecommunication Services....     103,855,249             --   --        103,855,249
  Utilities.....................     467,709,306             --   --        467,709,306
Preferred Stocks
  Other.........................              --             --   --                 --
Rights/Warrants.................              --        687,901   --            687,901
Bonds
  Financials....................              --          2,337   --              2,337
Temporary Cash Investments......      20,271,070             --   --         20,271,070
Securities Lending Collateral...              --  2,235,538,562   --      2,235,538,562
                                 --------------- --------------   --    ---------------
TOTAL........................... $10,571,292,643 $2,236,388,141   --    $12,807,680,784
                                 =============== ==============   ==    ===============

                See accompanying Notes to Financial Statements.

                           U.S. MICRO CAP PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2015

                                                                         Percentage
                                                  Shares     Value+    of Net Assets**
                                                  ------     ------    ---------------
COMMON STOCKS -- (84.8%)
Consumer Discretionary -- (15.0%)
#*  American Axle & Manufacturing Holdings, Inc.. 735,911 $ 16,307,788            0.3%
#   Caleres, Inc................................. 500,753   15,303,012            0.3%
#   Core-Mark Holding Co., Inc................... 213,399   17,347,205            0.4%
    Drew Industries, Inc......................... 259,337   15,516,133            0.3%
#   EW Scripps Co. (The) Class A................. 630,173   13,901,616            0.3%
*   G-III Apparel Group, Ltd..................... 386,892   21,313,880            0.4%
*   Gentherm, Inc................................ 376,060   18,487,110            0.4%
#*  Helen of Troy, Ltd........................... 188,726   18,723,506            0.4%
#   La-Z-Boy, Inc................................ 595,224   16,993,645            0.3%
    Nexstar Broadcasting Group, Inc. Class A..... 300,962   16,020,207            0.3%
    Oxford Industries, Inc....................... 189,367   13,789,705            0.3%
#   Papa John's International, Inc............... 370,057   25,966,900            0.5%
#*  Popeyes Louisiana Kitchen, Inc............... 276,415   15,600,863            0.3%
#   Sonic Corp................................... 646,038   18,437,925            0.4%
    Other Securities.............................          639,822,307           12.7%
                                                          ------------           -----
Total Consumer Discretionary.....................          883,531,802           17.6%
                                                          ------------           -----

Consumer Staples -- (3.6%)
#   Coca-Cola Bottling Co. Consolidated..........  73,233   15,467,542            0.3%
#*  National Beverage Corp....................... 396,141   14,910,747            0.3%
#*  USANA Health Sciences, Inc................... 135,744   17,456,678            0.4%
#   WD-40 Co..................................... 165,539   15,822,218            0.3%
    Other Securities.............................          148,521,130            2.9%
                                                          ------------           -----
Total Consumer Staples...........................          212,178,315            4.2%
                                                          ------------           -----

Energy -- (1.7%)
    Other Securities.............................          101,159,867            2.0%
                                                          ------------           -----

Financials -- (16.6%)
#   BBCN Bancorp, Inc............................ 831,107   13,954,287            0.3%
#*  BofI Holding, Inc............................ 172,404   13,794,044            0.3%
    FBL Financial Group, Inc. Class A............ 268,740   16,903,746            0.3%
    Horace Mann Educators Corp................... 422,698   14,473,180            0.3%
#   Interactive Brokers Group, Inc. Class A...... 538,284   22,145,004            0.5%
#   Pinnacle Financial Partners, Inc............. 325,102   17,106,867            0.3%
*   Western Alliance Bancorp..................... 426,632   15,252,094            0.3%
    Other Securities.............................          862,836,683           17.2%
                                                          ------------           -----
Total Financials.................................          976,465,905           19.5%
                                                          ------------           -----

Health Care -- (9.7%)
*   AMN Healthcare Services, Inc................. 545,897   15,487,098            0.3%
#*  Cambrex Corp................................. 360,586   16,576,138            0.3%
    Cantel Medical Corp.......................... 278,932   16,535,089            0.3%
#*  Greatbatch, Inc.............................. 287,188   15,350,199            0.3%
*   ICU Medical, Inc............................. 178,732   19,655,158            0.4%
#*  MedAssets, Inc............................... 686,345   16,252,650            0.3%
*   Natus Medical, Inc........................... 377,983   17,209,566            0.3%
    Other Securities.............................          451,325,520            9.2%
                                                          ------------           -----
Total Health Care................................          568,391,418           11.4%
                                                          ------------           -----

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                                     Percentage
                                           Shares       Value+     of Net Assets**
                                           ------       ------     ---------------
Industrials -- (17.0%)
*   American Woodmark Corp...............   186,252 $   13,540,520            0.3%
#   Apogee Enterprises, Inc..............   334,904     16,587,795            0.3%
#   AZZ, Inc.............................   282,948     15,655,513            0.3%
#*  Dycom Industries, Inc................   314,892     23,960,132            0.5%
#   Exponent, Inc........................   287,976     14,804,846            0.3%
#   Forward Air Corp.....................   305,205     13,844,099            0.3%
    G&K Services, Inc. Class A...........   214,304     14,105,489            0.3%
#*  Hawaiian Holdings, Inc...............   590,692     20,497,012            0.4%
    Korn/Ferry International.............   447,861     16,288,705            0.3%
    Mueller Water Products, Inc. Class A. 1,743,221     15,340,345            0.3%
    Other Securities.....................              836,534,713           16.7%
                                                    --------------           -----
Total Industrials........................            1,001,159,169           20.0%
                                                    --------------           -----

Information Technology -- (13.6%)
*   ExlService Holdings, Inc.............   316,589     14,012,229            0.3%
#*  Infinera Corp........................   751,918     14,857,900            0.3%
#*  Manhattan Associates, Inc............   224,890     16,383,237            0.3%
    Methode Electronics, Inc.............   456,176     15,204,346            0.3%
*   OSI Systems, Inc.....................   200,121     17,246,428            0.4%
*   Virtusa Corp.........................   311,174     17,870,723            0.4%
    Other Securities.....................              701,501,504           13.9%
                                                    --------------           -----
Total Information Technology.............              797,076,367           15.9%
                                                    --------------           -----

Materials -- (4.3%)
*   Headwaters, Inc......................   815,396     16,756,388            0.3%
    Other Securities.....................              238,360,733            4.8%
                                                    --------------           -----
Total Materials..........................              255,117,121            5.1%
                                                    --------------           -----

Other -- (0.0%)
    Other Securities.....................                       --            0.0%
                                                    --------------           -----

Telecommunication Services -- (1.6%)
    Other Securities.....................               90,875,926            1.8%
                                                    --------------           -----

Utilities -- (1.7%)
    American States Water Co.............   401,996     16,381,337            0.3%
    Other Securities.....................               81,892,895            1.7%
                                                    --------------           -----
Total Utilities..........................               98,274,232            2.0%
                                                    --------------           -----
TOTAL COMMON STOCKS......................            4,984,230,122           99.5%
                                                    --------------           -----

PREFERRED STOCKS -- (0.0%)
Other -- (0.0%)
    Other Securities.....................                       --            0.0%
                                                    --------------           -----

RIGHTS/WARRANTS -- (0.0%)
    Other Securities.....................                  354,717            0.0%
                                                    --------------           -----

BONDS -- (0.0%)
Financials -- (0.0%)
    Other Securities.....................                    9,926            0.0%
                                                    --------------           -----
TOTAL INVESTMENT SECURITIES..............            4,984,594,765
                                                    --------------

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                                                      Percentage
                                                            Shares       Value+     of Net Assets**
                                                            ------       ------     ---------------
TEMPORARY CASH INVESTMENTS -- (0.5%)
      State Street Institutional Liquid Reserves, 0.140%. 30,728,188 $   30,728,188            0.6%
                                                                     --------------          ------

SECURITIES LENDING COLLATERAL -- (14.7%)
(S)@  DFA Short Term Investment Fund..................... 74,300,070    859,651,815           17.2%
                                                                     --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $4,495,466,417)................................              $5,874,974,768          117.3%
                                                                     ==============          ======

Summary of the Portfolio's investments as of October 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investments in Securities (Market Value)
                               --------------------------------------------------
                                  Level 1       Level 2    Level 3     Total
                               -------------- ------------ ------- --------------
Common Stocks
  Consumer Discretionary...... $  883,531,802           --   --    $  883,531,802
  Consumer Staples............    212,178,315           --   --       212,178,315
  Energy......................    101,123,493 $     36,374   --       101,159,867
  Financials..................    976,123,793      342,112   --       976,465,905
  Health Care.................    568,314,944       76,474   --       568,391,418
  Industrials.................  1,001,157,281        1,888   --     1,001,159,169
  Information Technology......    797,076,367           --   --       797,076,367
  Materials...................    255,117,121           --   --       255,117,121
  Other.......................             --           --   --                --
  Telecommunication Services..     90,875,926           --   --        90,875,926
  Utilities...................     98,274,232           --   --        98,274,232
Preferred Stocks
  Other.......................             --           --   --                --
Rights/Warrants...............             --      354,717   --           354,717
Bonds
  Financials..................             --        9,926   --             9,926
Temporary Cash Investments....     30,728,188           --   --        30,728,188
Securities Lending Collateral.             --  859,651,815   --       859,651,815
                               -------------- ------------   --    --------------
TOTAL......................... $5,014,501,462 $860,473,306   --    $5,874,974,768
                               ============== ============   ==    ==============

                See accompanying Notes to Financial Statements.

                     DFA REAL ESTATE SECURITIES PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2015

                                                                              Percentage
                                                    Shares       Value+     of Net Assets**
                                                    ------       ------     ---------------
COMMON STOCKS -- (96.1%)
Real Estate Investment Trusts -- (96.1%)
    Alexandria Real Estate Equities, Inc..........   702,724 $   63,062,452            1.0%
    American Campus Communities, Inc.............. 1,079,435     43,792,678            0.7%
    Apartment Investment & Management Co. Class A. 1,485,089     58,200,638            0.9%
    AvalonBay Communities, Inc.................... 1,277,589    223,360,885            3.4%
    BioMed Realty Trust, Inc...................... 1,963,750     45,971,388            0.7%
    Boston Properties, Inc........................ 1,490,533    187,583,578            2.9%
    Camden Property Trust.........................   824,477     60,838,158            0.9%
    CubeSmart..................................... 1,608,251     44,741,543            0.7%
#   DDR Corp...................................... 2,945,706     49,487,861            0.8%
#   Digital Realty Trust, Inc..................... 1,379,259    102,009,996            1.6%
    Douglas Emmett, Inc........................... 1,353,312     41,343,682            0.6%
    Duke Realty Corp.............................. 3,318,928     68,701,810            1.0%
*   Equity Commonwealth........................... 1,169,690     33,581,800            0.5%
    Equity Lifestyle Properties, Inc..............   770,003     46,569,781            0.7%
    Equity Residential............................ 3,454,662    267,114,466            4.1%
    Essex Property Trust, Inc.....................   623,825    137,515,983            2.1%
    Extra Space Storage, Inc...................... 1,108,352     87,825,812            1.3%
#   Federal Realty Investment Trust...............   655,906     94,115,952            1.4%
    General Growth Properties, Inc................ 5,462,416    158,136,943            2.4%
    HCP, Inc...................................... 4,453,629    165,674,999            2.5%
#   Highwoods Properties, Inc.....................   899,605     39,087,837            0.6%
#   Hospitality Properties Trust.................. 1,443,795     38,751,458            0.6%
#   Host Hotels & Resorts, Inc.................... 7,483,191    129,683,700            2.0%
#   Iron Mountain, Inc............................ 1,518,022     46,512,194            0.7%
    Kilroy Realty Corp............................   874,924     57,604,996            0.9%
    Kimco Realty Corp............................. 3,927,935    105,150,820            1.6%
    Liberty Property Trust........................ 1,445,173     49,164,785            0.7%
    Macerich Co. (The)............................ 1,535,271    130,098,865            2.0%
    Mid-America Apartment Communities, Inc........   715,201     60,927,973            0.9%
    National Retail Properties, Inc............... 1,278,673     48,589,574            0.7%
    Omega Healthcare Investors, Inc............... 1,579,449     54,522,579            0.8%
    Prologis, Inc................................. 4,972,521    212,475,822            3.2%
    Public Storage................................ 1,418,576    325,506,449            5.0%
#   Realty Income Corp............................ 2,230,339    110,312,567            1.7%
    Regency Centers Corp..........................   897,051     60,963,586            0.9%
    Retail Properties of America, Inc. Class A.... 2,250,927     33,696,377            0.5%
    Senior Housing Properties Trust............... 2,252,597     34,216,948            0.5%
    Simon Property Group, Inc..................... 2,960,258    596,373,577            9.1%
#   SL Green Realty Corp..........................   946,080    112,224,010            1.7%
    Sovran Self Storage, Inc......................   345,062     34,461,342            0.5%
#   Spirit Realty Capital, Inc.................... 4,189,447     42,648,570            0.7%
*   Strategic Hotels & Resorts, Inc............... 2,482,764     35,006,972            0.5%
    Taubman Centers, Inc..........................   609,676     46,932,858            0.7%
    UDR, Inc...................................... 2,486,085     85,670,489            1.3%
    Ventas, Inc................................... 3,155,009    169,487,084            2.6%
    VEREIT, Inc................................... 8,432,583     69,653,136            1.1%
    Vornado Realty Trust.......................... 1,650,859    165,993,872            2.5%
    Weingarten Realty Investors................... 1,153,006     41,231,495            0.6%
    Welltower, Inc................................ 3,338,919    216,595,676            3.3%
#   WP Carey, Inc.................................   865,190     54,827,090            0.8%
    Other Securities..............................            1,351,663,935           20.9%
                                                             --------------           -----
TOTAL COMMON STOCKS...............................            6,539,667,041           99.8%
                                                             --------------           -----
TOTAL INVESTMENT SECURITIES.......................            6,539,667,041
                                                             --------------

DFA REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

                                                                                      Percentage
                                                            Shares       Value+     of Net Assets**
                                                            ------       ------     ---------------
TEMPORARY CASH INVESTMENTS -- (0.2%)
      State Street Institutional Liquid Reserves, 0.140%. 10,867,957 $   10,867,957            0.2%
                                                                     --------------          ------

SECURITIES LENDING COLLATERAL -- (3.7%)
(S)@  DFA Short Term Investment Fund..................... 21,782,988    252,029,166            3.8%
                                                                     --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $4,831,166,636)................................              $6,802,564,164          103.8%
                                                                     ==============          ======

Summary of the Portfolio's investments as of October 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      Investments in Securities (Market Value)
                                 --------------------------------------------------
                                    Level 1       Level 2    Level 3     Total
                                 -------------- ------------ ------- --------------
Common Stocks
  Real Estate Investment Trusts. $6,539,667,041           --   --    $6,539,667,041
Temporary Cash Investments......     10,867,957           --   --        10,867,957
Securities Lending Collateral...             -- $252,029,166   --       252,029,166
                                 -------------- ------------   --    --------------
TOTAL........................... $6,550,534,998 $252,029,166   --    $6,802,564,164
                                 ============== ============   ==    ==============

                See accompanying Notes to Financial Statements.

                       LARGE CAP INTERNATIONAL PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2015

                                                                        Percentage
                                                 Shares    Value++    of Net Assets**
                                                 ------    -------    ---------------
COMMON STOCKS -- (94.2%)
AUSTRALIA -- (5.2%)
#   Australia & New Zealand Banking Group, Ltd.. 611,101 $ 11,818,871            0.4%
    BHP Billiton, Ltd........................... 722,701   11,852,828            0.4%
    Commonwealth Bank of Australia.............. 366,747   19,913,615            0.6%
    National Australia Bank, Ltd................ 538,394   11,497,212            0.4%
    Westpac Banking Corp........................ 473,127   10,538,433            0.3%
    Other Securities............................          108,223,951            3.4%
                                                         ------------            ----
TOTAL AUSTRALIA.................................          173,844,910            5.5%
                                                         ------------            ----

AUSTRIA -- (0.2%)
    Other Securities............................            5,735,452            0.2%
                                                         ------------            ----

BELGIUM -- (1.2%)
    Anheuser-Busch InBev NV..................... 147,197   17,564,223            0.6%
    Other Securities............................           23,564,979            0.7%
                                                         ------------            ----
TOTAL BELGIUM...................................           41,129,202            1.3%
                                                         ------------            ----

CANADA -- (7.6%)
#   Royal Bank of Canada........................ 246,120   14,073,411            0.5%
#   Toronto-Dominion Bank (The)................. 270,619   11,109,535            0.4%
    Other Securities............................          226,289,790            7.1%
                                                         ------------            ----
TOTAL CANADA....................................          251,472,736            8.0%
                                                         ------------            ----

DENMARK -- (1.6%)
#   Novo Nordisk A.S. Class B................... 361,605   19,202,481            0.6%
    Other Securities............................           33,115,311            1.0%
                                                         ------------            ----
TOTAL DENMARK...................................           52,317,792            1.6%
                                                         ------------            ----

FINLAND -- (0.9%)
    Other Securities............................           28,709,294            0.9%
                                                         ------------            ----

FRANCE -- (8.5%)
    Air Liquide SA..............................  79,185   10,243,917            0.3%
    AXA SA...................................... 365,422    9,752,424            0.3%
    BNP Paribas SA.............................. 204,500   12,392,127            0.4%
    LVMH Moet Hennessy Louis Vuitton SE.........  64,642   12,034,367            0.4%
    Sanofi...................................... 204,621   20,641,311            0.7%
    Total SA.................................... 403,770   19,525,840            0.6%
    Other Securities............................          197,124,102            6.2%
                                                         ------------            ----
TOTAL FRANCE....................................          281,714,088            8.9%
                                                         ------------            ----

GERMANY -- (7.3%)
    Allianz SE..................................  63,808   11,170,721            0.4%
    BASF SE..................................... 198,273   16,243,283            0.5%
    Bayer AG.................................... 162,181   21,624,470            0.7%
    Daimler AG.................................. 234,363   20,322,489            0.6%
    Deutsche Telekom AG......................... 656,623   12,299,590            0.4%
    SAP SE...................................... 160,777   12,674,864            0.4%
    Siemens AG.................................. 145,357   14,600,258            0.5%
    Other Securities............................          133,630,975            4.2%
                                                         ------------            ----
TOTAL GERMANY...................................          242,566,650            7.7%
                                                         ------------            ----

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                                                 Percentage
                                                         Shares     Value++    of Net Assets**
                                                         ------     -------    ---------------
HONG KONG -- (2.6%)
    AIA Group, Ltd..................................... 2,334,000 $ 13,670,005            0.4%
    Other Securities...................................             71,785,448            2.3%
                                                                  ------------           -----
TOTAL HONG KONG........................................             85,455,453            2.7%
                                                                  ------------           -----

IRELAND -- (0.5%)
    Other Securities...................................             15,313,449            0.5%
                                                                  ------------           -----

ISRAEL -- (0.6%)
    Teva Pharmaceutical Industries, Ltd. Sponsored ADR.   173,152   10,248,867            0.3%
    Other Securities...................................              8,560,595            0.3%
                                                                  ------------           -----
TOTAL ISRAEL...........................................             18,809,462            0.6%
                                                                  ------------           -----

ITALY -- (1.9%)
    Other Securities...................................             64,306,107            2.0%
                                                                  ------------           -----

JAPAN -- (20.7%)
    Honda Motor Co., Ltd...............................   305,692   10,112,425            0.3%
    KDDI Corp..........................................   411,400    9,955,186            0.3%
#   Mizuho Financial Group, Inc........................ 5,216,805   10,745,806            0.4%
    SoftBank Group Corp................................   226,760   12,704,888            0.4%
    Sumitomo Mitsui Financial Group, Inc...............   261,540   10,433,784            0.3%
    Toyota Motor Corp..................................   435,700   26,692,912            0.9%
    Toyota Motor Corp. Sponsored ADR...................    96,721   11,859,929            0.4%
    Other Securities...................................            594,078,588           18.8%
                                                                  ------------           -----
TOTAL JAPAN............................................            686,583,518           21.8%
                                                                  ------------           -----

NETHERLANDS -- (2.5%)
#   Unilever NV........................................   256,547   11,655,083            0.4%
    Other Securities...................................             72,457,240            2.3%
                                                                  ------------           -----
TOTAL NETHERLANDS......................................             84,112,323            2.7%
                                                                  ------------           -----

NEW ZEALAND -- (0.1%)
    Other Securities...................................              3,415,156            0.1%
                                                                  ------------           -----

NORWAY -- (0.6%)
    Other Securities...................................             21,296,797            0.7%
                                                                  ------------           -----

PORTUGAL -- (0.1%)
    Other Securities...................................              4,117,921            0.1%
                                                                  ------------           -----

SINGAPORE -- (1.2%)
    Other Securities...................................             38,963,881            1.2%
                                                                  ------------           -----

SPAIN -- (2.8%)
    Banco Santander SA................................. 2,088,055   11,664,288            0.4%
    Other Securities...................................             81,778,952            2.6%
                                                                  ------------           -----
TOTAL SPAIN............................................             93,443,240            3.0%
                                                                  ------------           -----

SWEDEN -- (2.7%)
    Other Securities...................................             87,840,465            2.8%
                                                                  ------------           -----

SWITZERLAND -- (8.2%)
    Nestle SA..........................................   692,983   52,925,838            1.7%
    Novartis AG........................................   388,810   35,221,774            1.1%
    Roche Holding AG...................................   166,430   45,185,556            1.4%
    Other Securities...................................            139,641,131            4.5%
                                                                  ------------           -----
TOTAL SWITZERLAND......................................            272,974,299            8.7%
                                                                  ------------           -----

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                                                  Percentage
                                                        Shares      Value++     of Net Assets**
                                                        ------      -------     ---------------
UNITED KINGDOM -- (17.2%)
      AstraZeneca P.L.C..............................    153,478 $    9,781,536            0.3%
      BG Group P.L.C.................................    671,968     10,616,097            0.3%
      BP P.L.C. Sponsored ADR........................    608,368     21,718,738            0.7%
      British American Tobacco P.L.C.................    322,533     19,161,541            0.6%
      BT Group P.L.C.................................  1,590,578     11,359,130            0.4%
      Diageo P.L.C. Sponsored ADR....................     96,177     11,068,049            0.4%
      GlaxoSmithKline P.L.C..........................    566,003     12,206,254            0.4%
      GlaxoSmithKline P.L.C. Sponsored ADR...........    246,846     10,629,189            0.3%
      HSBC Holdings P.L.C............................  1,758,504     13,739,131            0.4%
      HSBC Holdings P.L.C. Sponsored ADR.............    419,137     16,375,682            0.5%
      Reckitt Benckiser Group P.L.C..................    136,968     13,366,769            0.4%
      Royal Dutch Shell P.L.C. Sponsored ADR Class A.    258,423     13,556,871            0.4%
      Royal Dutch Shell P.L.C. Sponsored ADR Class B.    232,555     12,253,323            0.4%
      SABMiller P.L.C................................    167,523     10,289,828            0.3%
      Other Securities...............................               384,039,776           12.3%
                                                                 --------------          ------
TOTAL UNITED KINGDOM.................................               570,161,914           18.1%
                                                                 --------------          ------
TOTAL COMMON STOCKS..................................             3,124,284,109           99.1%
                                                                 --------------          ------

PREFERRED STOCKS -- (0.3%)
GERMANY -- (0.3%)
      Other Securities...............................                 9,211,820            0.3%
                                                                 --------------          ------
TOTAL PREFERRED STOCKS...............................                 9,211,820            0.3%
                                                                 --------------          ------

RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
      Other Securities...............................                        --            0.0%
                                                                 --------------          ------

IRELAND -- (0.0%)
      Other Securities...............................                    10,844            0.0%
                                                                 --------------          ------

ITALY -- (0.0%)
      Other Securities...............................                        --            0.0%
                                                                 --------------          ------

SPAIN -- (0.0%)
      Other Securities...............................                   114,807            0.0%
                                                                 --------------          ------

UNITED KINGDOM -- (0.0%)
      Other Securities...............................                    70,761            0.0%
                                                                 --------------          ------
TOTAL RIGHTS/WARRANTS................................                   196,412            0.0%
                                                                 --------------          ------
TOTAL INVESTMENT SECURITIES..........................             3,133,692,341
                                                                 --------------

                                                                    Value+
                                                          -         ------             -
SECURITIES LENDING COLLATERAL -- (5.5%)
(S)@  DFA Short Term Investment Fund................. 15,716,941    181,845,002            5.8%
                                                                 --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $2,919,070,825)............................              $3,315,537,343          105.2%
                                                                 ==============          ======

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of October 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investments in Securities (Market Value)
                               --------------------------------------------------
                                 Level 1       Level 2     Level 3     Total
                               ------------ -------------- ------- --------------
Common Stocks
  Australia................... $  5,840,555 $  168,004,355   --    $  173,844,910
  Austria.....................           --      5,735,452   --         5,735,452
  Belgium.....................    4,184,898     36,944,304   --        41,129,202
  Canada......................  251,472,736             --   --       251,472,736
  Denmark.....................    4,931,966     47,385,826   --        52,317,792
  Finland.....................    1,492,600     27,216,694   --        28,709,294
  France......................   10,953,608    270,760,480   --       281,714,088
  Germany.....................   19,069,495    223,497,155   --       242,566,650
  Hong Kong...................      639,367     84,816,086   --        85,455,453
  Ireland.....................    3,515,186     11,798,263   --        15,313,449
  Israel......................   10,999,658      7,809,804   --        18,809,462
  Italy.......................    4,503,311     59,802,796   --        64,306,107
  Japan.......................   39,897,882    646,685,636   --       686,583,518
  Netherlands.................   14,133,017     69,979,306   --        84,112,323
  New Zealand.................           --      3,415,156   --         3,415,156
  Norway......................    1,160,340     20,136,457   --        21,296,797
  Portugal....................           --      4,117,921   --         4,117,921
  Singapore...................           --     38,963,881   --        38,963,881
  Spain.......................   15,004,762     78,438,478   --        93,443,240
  Sweden......................      150,438     87,690,027   --        87,840,465
  Switzerland.................   18,421,967    254,552,332   --       272,974,299
  United Kingdom..............  165,997,039    404,164,875   --       570,161,914
Preferred Stocks
  Germany.....................           --      9,211,820   --         9,211,820
Rights/Warrants
  Australia...................           --             --   --                --
  Ireland.....................           --         10,844   --            10,844
  Italy.......................           --             --   --                --
  Spain.......................           --        114,807   --           114,807
  United Kingdom..............           --         70,761   --            70,761
Securities Lending Collateral.           --    181,845,002   --       181,845,002
                               ------------ --------------   --    --------------
TOTAL......................... $572,368,825 $2,743,168,518   --    $3,315,537,343
                               ============ ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                      INTERNATIONAL CORE EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2015

                                                                            Percentage
                                                  Shares      Value++     of Net Assets**
                                                  ------      -------     ---------------
COMMON STOCKS -- (93.2%)
AUSTRALIA -- (5.4%)
    Australia & New Zealand Banking Group, Ltd.. 1,685,445 $   32,596,996            0.2%
    BHP Billiton, Ltd........................... 2,349,520     38,533,858            0.3%
    Commonwealth Bank of Australia..............   536,081     29,108,105            0.2%
    Macquarie Group, Ltd........................   577,968     34,995,291            0.3%
    National Australia Bank, Ltd................ 1,649,904     35,233,113            0.3%
    Other Securities............................              660,141,369            4.5%
                                                           --------------            ----
TOTAL AUSTRALIA.................................              830,608,732            5.8%
                                                           --------------            ----

AUSTRIA -- (0.4%)
    Other Securities............................               68,025,652            0.5%
                                                           --------------            ----

BELGIUM -- (1.5%)
    Anheuser-Busch InBev NV.....................   357,262     42,630,145            0.3%
    Other Securities............................              188,456,674            1.3%
                                                           --------------            ----
TOTAL BELGIUM...................................              231,086,819            1.6%
                                                           --------------            ----

CANADA -- (7.3%)
    Suncor Energy, Inc..........................   943,581     28,052,663            0.2%
    Other Securities............................            1,090,435,774            7.6%
                                                           --------------            ----
TOTAL CANADA....................................            1,118,488,437            7.8%
                                                           --------------            ----

CHINA -- (0.0%)
    Other Securities............................                  635,645            0.0%
                                                           --------------            ----

DENMARK -- (1.6%)
    Other Securities............................              243,277,894            1.7%
                                                           --------------            ----
FINLAND -- (1.5%)
    Other Securities............................              235,440,698            1.6%
                                                           --------------            ----

FRANCE -- (7.0%)
    BNP Paribas SA..............................   474,135     28,731,249            0.2%
#   Cie de Saint-Gobain.........................   768,958     32,189,386            0.2%
    Cie Generale des Etablissements Michelin....   313,351     31,170,837            0.2%
    Engie SA.................................... 2,052,295     35,916,794            0.3%
    Orange SA................................... 2,005,464     35,359,726            0.3%
#   Total SA.................................... 1,824,836     88,246,912            0.6%
    Other Securities............................              820,846,121            5.6%
                                                           --------------            ----
TOTAL FRANCE....................................            1,072,461,025            7.4%
                                                           --------------            ----

GERMANY -- (6.6%)
    BASF SE.....................................   622,420     50,991,028            0.4%
    Bayerische Motoren Werke AG.................   402,269     41,203,752            0.3%
    Daimler AG.................................. 1,005,680     87,206,262            0.6%
    Deutsche Telekom AG......................... 2,503,149     46,887,949            0.3%
    Fresenius SE & Co. KGaA.....................   594,150     43,659,568            0.3%
    Other Securities............................              739,509,796            5.1%
                                                           --------------            ----
TOTAL GERMANY...................................            1,009,458,355            7.0%
                                                           --------------            ----

GREECE -- (0.0%)
    Other Securities............................                       --            0.0%
                                                           --------------            ----

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                    Percentage
                                                          Shares      Value++     of Net Assets**
                                                          ------      -------     ---------------
HONG KONG -- (2.8%)
    AIA Group, Ltd.....................................  6,136,600 $   35,941,455            0.3%
    Other Securities...................................               388,648,325            2.6%
                                                                   --------------           -----
TOTAL HONG KONG........................................               424,589,780            2.9%
                                                                   --------------           -----

IRELAND -- (0.5%)
    Other Securities...................................                74,960,816            0.5%
                                                                   --------------           -----

ISRAEL -- (0.6%)
    Teva Pharmaceutical Industries, Ltd. Sponsored ADR.    570,084     33,743,272            0.3%
    Other Securities...................................                63,085,871            0.4%
                                                                   --------------           -----
TOTAL ISRAEL...........................................                96,829,143            0.7%
                                                                   --------------           -----

ITALY -- (2.7%)
    Eni SpA............................................  2,230,601     36,426,265            0.3%
    Other Securities...................................               380,198,807            2.6%
                                                                   --------------           -----
TOTAL ITALY............................................               416,625,072            2.9%
                                                                   --------------           -----

JAPAN -- (21.6%)
    Hitachi, Ltd.......................................  5,115,000     29,507,358            0.2%
    Honda Motor Co., Ltd...............................  1,287,400     42,587,753            0.3%
    Mitsubishi UFJ Financial Group, Inc................  6,649,300     43,004,547            0.3%
    Mizuho Financial Group, Inc........................ 17,400,060     35,841,415            0.3%
    Sumitomo Mitsui Financial Group, Inc...............    817,470     32,611,856            0.2%
    Toyota Motor Corp..................................  1,311,386     80,341,315            0.6%
#   Toyota Motor Corp. Sponsored ADR...................    384,641     47,164,679            0.3%
    Other Securities...................................             2,996,308,755           20.7%
                                                                   --------------           -----
TOTAL JAPAN............................................             3,307,367,678           22.9%
                                                                   --------------           -----

NETHERLANDS -- (2.3%)
    Other Securities...................................               359,836,312            2.5%
                                                                   --------------           -----

NEW ZEALAND -- (0.3%)
    Other Securities...................................                52,450,386            0.4%
                                                                   --------------           -----

NORWAY -- (0.8%)
    Other Securities...................................               118,381,757            0.8%
                                                                   --------------           -----

PORTUGAL -- (0.3%)
    Other Securities...................................                42,454,639            0.3%
                                                                   --------------           -----

SINGAPORE -- (1.2%)
    Other Securities...................................               175,763,373            1.2%
                                                                   --------------           -----

SPAIN -- (2.4%)
    Banco Santander SA.................................  5,626,083     31,428,412            0.2%
    Iberdrola SA.......................................  5,929,169     42,281,727            0.3%
    Other Securities...................................               293,318,322            2.0%
                                                                   --------------           -----
TOTAL SPAIN............................................               367,028,461            2.5%
                                                                   --------------           -----

SWEDEN -- (2.8%)
    Other Securities...................................               430,348,993            3.0%
                                                                   --------------           -----

SWITZERLAND -- (6.6%)
    Cie Financiere Richemont SA........................    372,650     31,953,828            0.2%
    Nestle SA..........................................  2,173,391    165,990,423            1.2%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                 Percentage
                                                      Shares       Value++     of Net Assets**
                                                      ------       -------     ---------------
SWITZERLAND -- (Continued)
    Novartis AG....................................    325,241 $    29,463,144            0.2%
    Novartis AG Sponsored ADR......................    794,013      71,802,596            0.5%
    Roche Holding AG...............................    153,905      41,785,032            0.3%
    Swiss Re AG....................................    354,451      32,903,956            0.2%
    Syngenta AG....................................     92,858      31,197,526            0.2%
    Other Securities...............................                613,885,635            4.3%
                                                               ---------------           -----
TOTAL SWITZERLAND..................................              1,018,982,140            7.1%
                                                               ---------------           -----

UNITED KINGDOM -- (17.0%)
    AstraZeneca P.L.C. Sponsored ADR...............    981,542      31,301,374            0.2%
    Aviva P.L.C....................................  5,592,653      41,797,078            0.3%
    Barclays P.L.C. Sponsored ADR..................  2,016,535      28,695,293            0.2%
    BG Group P.L.C.................................  2,591,251      40,937,921            0.3%
    BP P.L.C.......................................  4,977,533      29,581,406            0.2%
    BP P.L.C. Sponsored ADR........................  2,093,501      74,737,984            0.5%
    HSBC Holdings P.L.C. Sponsored ADR.............  1,784,953      69,738,114            0.5%
    Lloyds Banking Group P.L.C..................... 53,420,611      60,632,937            0.4%
#   Rio Tinto P.L.C. Sponsored ADR.................    929,561      33,938,272            0.2%
    Royal Dutch Shell P.L.C. Sponsored ADR Class A.    618,956      32,470,432            0.2%
#   Royal Dutch Shell P.L.C. Sponsored ADR Class B.  1,354,884      71,388,838            0.5%
    SSE P.L.C......................................  1,401,245      32,599,385            0.2%
    Vodafone Group P.L.C. Sponsored ADR............  1,196,973      39,464,191            0.3%
    Other Securities...............................              2,021,830,527           14.1%
                                                               ---------------           -----
TOTAL UNITED KINGDOM...............................              2,609,113,752           18.1%
                                                               ---------------           -----

UNITED STATES -- (0.0%)
    Other Securities...............................                     96,783            0.0%
                                                               ---------------           -----
TOTAL COMMON STOCKS................................             14,304,312,342           99.2%
                                                               ---------------           -----

PREFERRED STOCKS -- (0.3%)
GERMANY -- (0.3%)
    Other Securities...............................                 40,348,991            0.3%
                                                               ---------------           -----
TOTAL PREFERRED STOCKS.............................                 40,348,991            0.3%
                                                               ---------------           -----

RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
    Other Securities...............................                        307            0.0%
                                                               ---------------           -----

AUSTRIA -- (0.0%)
    Other Securities...............................                         --            0.0%
                                                               ---------------           -----

FRANCE -- (0.0%)
    Other Securities...............................                    123,810            0.0%
                                                               ---------------           -----

HONG KONG -- (0.0%)
    Other Securities...............................                     10,409            0.0%
                                                               ---------------           -----

ITALY -- (0.0%)
    Other Securities...............................                         --            0.0%
                                                               ---------------           -----

SPAIN -- (0.0%)
    Other Securities...............................                    342,559            0.0%
                                                               ---------------           -----

UNITED KINGDOM -- (0.0%)
    Other Securities...............................                    224,611            0.0%
                                                               ---------------           -----
TOTAL RIGHTS/WARRANTS..............................                    701,696            0.0%
                                                               ---------------           -----
TOTAL INVESTMENT SECURITIES........................             14,345,363,029
                                                               ---------------

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                     Percentage
                                          Shares       Value+      of Net Assets**
                                          ------       ------      ---------------
SECURITIES LENDING COLLATERAL -- (6.5%)
(S)@   DFA Short Term Investment Fund.. 86,417,697 $   999,852,749            6.9%
                                                   ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $14,862,667,262).............              $15,345,215,778          106.4%
                                                   ===============          ======

Summary of the Portfolio's investments as of October 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      Investments in Securities (Market Value)
                               ------------------------------------------------------
                                  Level 1         Level 2     Level 3      Total
                               -------------- --------------- ------- ---------------
Common Stocks
  Australia................... $   41,871,962 $   788,736,770   --    $   830,608,732
  Austria.....................         50,610      67,975,042   --         68,025,652
  Belgium.....................     19,699,392     211,387,427   --        231,086,819
  Canada......................  1,118,470,974          17,463   --      1,118,488,437
  China.......................             --         635,645   --            635,645
  Denmark.....................     10,602,550     232,675,344   --        243,277,894
  Finland.....................      3,027,453     232,413,245   --        235,440,698
  France......................     82,787,209     989,673,816   --      1,072,461,025
  Germany.....................     71,091,163     938,367,192   --      1,009,458,355
  Greece......................             --              --   --                 --
  Hong Kong...................      1,180,919     423,408,861   --        424,589,780
  Ireland.....................     15,282,910      59,677,906   --         74,960,816
  Israel......................     38,382,839      58,446,304   --         96,829,143
  Italy.......................     13,888,616     402,736,456   --        416,625,072
  Japan.......................    119,609,938   3,187,757,740   --      3,307,367,678
  Netherlands.................     48,099,898     311,736,414   --        359,836,312
  New Zealand.................         99,993      52,350,393   --         52,450,386
  Norway......................     12,877,085     105,504,672   --        118,381,757
  Portugal....................        266,690      42,187,949   --         42,454,639
  Singapore...................             --     175,763,373   --        175,763,373
  Spain.......................     27,676,373     339,352,088   --        367,028,461
  Sweden......................      5,851,125     424,497,868   --        430,348,993
  Switzerland.................    111,708,629     907,273,511   --      1,018,982,140
  United Kingdom..............    595,818,201   2,013,295,551   --      2,609,113,752
  United States...............         10,710          86,073   --             96,783
Preferred Stocks
  Germany.....................             --      40,348,991   --         40,348,991
Rights/Warrants
  Australia...................             --             307   --                307
  Austria.....................             --              --   --                 --
  France......................             --         123,810   --            123,810
  Hong Kong...................             --          10,409   --             10,409
  Italy.......................             --              --   --                 --
  Spain.......................             --         342,559   --            342,559
  United Kingdom..............             --         224,611   --            224,611
Securities Lending Collateral.             --     999,852,749   --        999,852,749
                               -------------- ---------------   --    ---------------
TOTAL......................... $2,338,355,239 $13,006,860,539   --    $15,345,215,778
                               ============== ===============   ==    ===============

                See accompanying Notes to Financial Statements.

                     INTERNATIONAL SMALL COMPANY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               October 31, 2015

                                                                  Value+
                                                              --------------
    AFFILIATED INVESTMENT COMPANIES -- (100.0%)
    Investment in The Continental Small Company Series of
      The DFA Investment Trust Company....................... $3,357,365,041
    Investment in The Japanese Small Company Series of
      The DFA Investment Trust Company.......................  2,167,401,455
    Investment in The United Kingdom Small Company Series of
      The DFA Investment Trust Company.......................  2,026,549,001
    Investment in The Asia Pacific Small Company Series of
      The DFA Investment Trust Company.......................  1,027,935,040
    Investment in The Canadian Small Company Series of
      The DFA Investment Trust Company.......................    604,238,668
                                                              --------------
       TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
         (Cost $8,450,924,665)...............................  9,183,489,205
                                                              --------------
       TOTAL INVESTMENTS -- (100.0%)
         (Cost $8,450,932,574)............................... $9,183,489,205
                                                              ==============

Summary of the Portfolio's investments as of October 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investments in Securities (Market Value)
                                  ---------------------------------------------
                                     Level 1     Level 2 Level 3     Total
                                  -------------- ------- ------- --------------
 Affiliated Investment Companies. $9,183,489,205   --      --    $9,183,489,205
                                  --------------   --      --    --------------
 TOTAL........................... $9,183,489,205   --      --    $9,183,489,205
                                  ==============   ==      ==    ==============

                See accompanying Notes to Financial Statements.

                            SCHEDULE OF INVESTMENTS

                               October 31, 2015


                       JAPANESE SMALL COMPANY PORTFOLIO

                                                                 Value+
                                                              ------------
      AFFILIATED INVESTMENT COMPANY -- (100.0%)
      Investment in The Japanese Small Company Series of
        The DFA Investment Trust Company..................... $464,286,736
                                                              ------------
         TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
           (Cost $427,037,349)............................... $464,286,736
                                                              ============

Summary of the Portfolio's Master Fund's investments as of October 31, 2015, based on their valuation inputs, is located within this report (See Master Fund's Security Valuation Note).

                     ASIA PACIFIC SMALL COMPANY PORTFOLIO

                                                                 Value+
                                                              ------------
      AFFILIATED INVESTMENT COMPANY -- (100.0%)
      Investment in The Asia Pacific Small Company Series of
        The DFA Investment Trust Company..................... $200,339,424
                                                              ------------
         TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
           (Cost $239,208,666)............................... $200,339,424
                                                              ============

Summary of the Portfolio's Master Fund's investments as of October 31, 2015, based on their valuation inputs, is located within this report (See Master Fund's Security Valuation Note).

                See accompanying Notes to Financial Statements.

                            SCHEDULE OF INVESTMENTS

                               October 31, 2015


                    UNITED KINGDOM SMALL COMPANY PORTFOLIO

                                                                 Value+
                                                               -----------
     AFFILIATED INVESTMENT COMPANY -- (100.0%)
     Investment in The United Kingdom Small Company Series of
       The DFA Investment Trust Company....................... $35,644,875
                                                               -----------
        TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
          (Cost $24,850,927).................................. $35,644,875
                                                               ===========

Summary of the Portfolio's Master Fund's investments as of October 31, 2015, based on their valuation inputs, is located within this report (See Master Fund's Security Valuation Note).

                      CONTINENTAL SMALL COMPANY PORTFOLIO

                                                                 Value+
                                                              ------------
      AFFILIATED INVESTMENT COMPANY -- (100.0%)
      Investment in The Continental Small Company Series of
        The DFA Investment Trust Company..................... $278,063,634
                                                              ------------
         TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
           (Cost $246,159,253)............................... $278,063,634
                                                              ============

Summary of the Portfolio's Master Fund's investments as of October 31, 2015, based on their valuation inputs, is located within this report (See Master Fund's Security Valuation Note).

                See accompanying Notes to Financial Statements.

              DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2015

                                                           Percentage
                                   Shares     Value++    of Net Assets**
                                   ------     -------    ---------------
       COMMON STOCKS -- (96.1%)
       AUSTRALIA -- (18.7%)
           Dexus Property Group.  9,591,650 $ 52,652,093            1.5%
           Federation Centres... 32,434,882   67,002,726            1.9%
           Goodman Group........ 16,772,872   71,961,816            2.0%
           GPT Group (The)...... 17,263,139   58,467,249            1.6%
           Investa Office Fund..  5,781,474   16,547,038            0.5%
           Scentre Group........ 47,816,546  140,252,133            4.0%
           Stockland............ 23,263,706   66,768,008            1.9%
           Westfield Corp....... 19,194,781  139,260,427            3.9%
           Other Securities.....              71,518,574            2.0%
                                            ------------           -----
       TOTAL AUSTRALIA..........             684,430,064           19.3%
                                            ------------           -----

       BELGIUM -- (1.6%)
           Cofinimmo SA.........    191,047   21,289,962            0.6%
           Other Securities.....              35,573,154            1.0%
                                            ------------           -----
       TOTAL BELGIUM............              56,863,116            1.6%
                                            ------------           -----

       CANADA -- (4.8%)
       #   H&R REIT.............  1,346,632   21,606,259            0.6%
           RioCan REIT..........  1,548,553   30,198,915            0.9%
           Other Securities.....             124,592,156            3.5%
                                            ------------           -----
       TOTAL CANADA.............             176,397,330            5.0%
                                            ------------           -----

       CHINA -- (0.2%)
           Other Securities.....               7,969,831            0.2%
                                            ------------           -----

       FRANCE -- (5.2%)
           Fonciere Des Regions.    296,127   27,873,092            0.8%
           Gecina SA............    281,887   35,953,141            1.0%
           ICADE................    357,041   26,384,459            0.8%
           Klepierre............  1,728,238   81,848,906            2.3%
           Other Securities.....              16,644,338            0.4%
                                            ------------           -----
       TOTAL FRANCE.............             188,703,936            5.3%
                                            ------------           -----

       GERMANY -- (0.5%)
           Other Securities.....              19,465,764            0.6%
                                            ------------           -----

       GREECE -- (0.0%)
           Other Securities.....                 880,939            0.0%
                                            ------------           -----

       HONG KONG -- (4.6%)
           Link REIT............ 22,086,805  131,961,584            3.7%
           Other Securities.....              35,928,588            1.1%
                                            ------------           -----
       TOTAL HONG KONG..........             167,890,172            4.8%
                                            ------------           -----

       ISRAEL -- (0.3%)
           Other Securities.....              10,825,228            0.3%
                                            ------------           -----

       ITALY -- (0.4%)
           Other Securities.....              13,972,268            0.4%
                                            ------------           -----

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

                                                                     Percentage
                                             Shares     Value++    of Net Assets**
                                             ------     -------    ---------------
JAPAN -- (17.4%)
#   Advance Residence Investment Corp.....     12,407 $ 26,473,472            0.7%
    Frontier Real Estate Investment Corp..      4,757   19,246,080            0.5%
#   Japan Hotel REIT Investment Corp......     34,306   23,827,453            0.7%
    Japan Prime Realty Investment Corp....      7,813   25,432,715            0.7%
    Japan Real Estate Investment Corp.....     12,514   57,845,721            1.6%
#   Japan Retail Fund Investment Corp.....     23,229   44,989,226            1.3%
#   Kenedix Office Investment Corp........      4,403   20,183,737            0.6%
#   Mori Hills REIT Investment Corp.......     14,868   18,395,740            0.5%
    Mori Trust Sogo Reit, Inc.............     11,422   20,207,445            0.6%
    Nippon Building Fund, Inc.............     13,498   64,105,715            1.8%
#*  Nomura Real Estate Master Fund, Inc...     28,230   35,770,009            1.0%
#   Orix JREIT, Inc.......................     20,963   28,219,769            0.8%
    United Urban Investment Corp..........     24,442   33,910,856            1.0%
    Other Securities......................             219,413,078            6.2%
                                                      ------------           -----
TOTAL JAPAN...............................             638,021,016           18.0%
                                                      ------------           -----

MALAYSIA -- (0.6%)
    Other Securities......................              20,361,739            0.6%
                                                      ------------           -----

MEXICO -- (1.7%)
#   Fibra Uno Administracion SA de C.V.... 18,142,484   39,782,584            1.1%
    Other Securities......................              21,719,885            0.6%
                                                      ------------           -----
TOTAL MEXICO..............................              61,502,469            1.7%
                                                      ------------           -----

NETHERLANDS -- (8.4%)
    Eurocommercial Properties NV..........    371,033   17,695,389            0.5%
    Unibail-Rodamco SE....................    900,650  250,678,672            7.1%
    Wereldhave NV.........................    376,668   23,481,221            0.7%
    Other Securities......................              14,007,761            0.4%
                                                      ------------           -----
TOTAL NETHERLANDS.........................             305,863,043            8.7%
                                                      ------------           -----

NEW ZEALAND -- (0.7%)
    Other Securities......................              26,080,825            0.7%
                                                      ------------           -----

SINGAPORE -- (6.8%)
    Ascendas REIT......................... 20,465,000   34,842,228            1.0%
    CapitaLand Commercial Trust, Ltd...... 22,773,500   22,853,709            0.6%
    CapitaLand Mall Trust................. 24,117,400   34,003,434            1.0%
    Suntec REIT........................... 23,403,500   27,489,515            0.8%
    Other Securities......................             129,116,179            3.6%
                                                      ------------           -----
TOTAL SINGAPORE...........................             248,305,065            7.0%
                                                      ------------           -----

SOUTH AFRICA -- (4.3%)
*   Capital Property Fund................. 15,448,502   17,979,709            0.5%
    Growthpoint Properties, Ltd........... 24,304,567   44,525,663            1.3%
    Redefine Properties, Ltd.............. 40,693,736   33,953,422            1.0%
    Resilient Property Income Fund, Ltd...  2,495,718   21,989,579            0.6%
    Other Securities......................              38,054,207            1.0%
                                                      ------------           -----
TOTAL SOUTH AFRICA........................             156,502,580            4.4%
                                                      ------------           -----

SPAIN -- (0.4%)
    Other Securities......................              14,185,545            0.4%
                                                      ------------           -----

TAIWAN -- (0.3%)
    Other Securities......................              11,753,689            0.3%
                                                      ------------           -----

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

                                                                                  Percentage
                                                        Shares      Value++     of Net Assets**
                                                        ------      -------     ---------------
TURKEY -- (0.7%)
#     Emlak Konut Gayrimenkul Yatirim Ortakligi A.S.. 18,805,536 $   18,217,426            0.5%
      Other Securities...............................                 8,620,901            0.3%
                                                                 --------------          ------
TOTAL TURKEY.........................................                26,838,327            0.8%
                                                                 --------------          ------

UNITED KINGDOM -- (18.5%)
      British Land Co. P.L.C. (The)..................  9,558,464    128,032,643            3.6%
      Derwent London P.L.C...........................    960,736     57,377,992            1.6%
      Great Portland Estates P.L.C...................  3,250,972     44,523,041            1.3%
      Hammerson P.L.C................................  7,832,305     76,738,627            2.2%
      Intu Properties P.L.C..........................  9,121,214     48,555,292            1.4%
      Land Securities Group P.L.C....................  7,653,993    157,685,268            4.5%
      Segro P.L.C....................................  7,091,371     49,122,850            1.4%
      Shaftesbury P.L.C..............................  2,612,908     37,821,366            1.1%
      Other Securities...............................                78,572,701            2.1%
                                                                 --------------          ------
TOTAL UNITED KINGDOM.................................               678,429,780           19.2%
                                                                 --------------          ------
TOTAL COMMON STOCKS..................................             3,515,242,726           99.3%
                                                                 --------------          ------
TOTAL INVESTMENT SECURITIES..........................             3,515,242,726
                                                                 --------------

                                                                    Value+
                                                          -         ------             -
SECURITIES LENDING COLLATERAL -- (3.9%)
(S)@  DFA Short Term Investment Fund................. 12,228,630    141,485,249            4.0%
                                                                 --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $3,406,217,033)............................              $3,656,727,975          103.3%
                                                                 ==============          ======

Summary of the Portfolio's investments as of October 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investments in Securities (Market Value)
                               --------------------------------------------------
                                 Level 1       Level 2     Level 3     Total
                               ------------ -------------- ------- --------------
Common Stocks
  Australia...................           -- $  684,430,064   --    $  684,430,064
  Belgium.....................           --     56,863,116   --        56,863,116
  Canada...................... $176,397,330             --   --       176,397,330
  China.......................           --      7,969,831   --         7,969,831
  France......................           --    188,703,936   --       188,703,936
  Germany.....................           --     19,465,764   --        19,465,764
  Greece......................           --        880,939   --           880,939
  Hong Kong...................           --    167,890,172   --       167,890,172
  Israel......................           --     10,825,228   --        10,825,228
  Italy.......................           --     13,972,268   --        13,972,268
  Japan.......................   35,770,009    602,251,007   --       638,021,016
  Malaysia....................           --     20,361,739   --        20,361,739
  Mexico......................   61,502,469             --   --        61,502,469
  Netherlands.................           --    305,863,043   --       305,863,043
  New Zealand.................           --     26,080,825   --        26,080,825
  Singapore...................           --    248,305,065   --       248,305,065
  South Africa................           --    156,502,580   --       156,502,580
  Spain.......................           --     14,185,545   --        14,185,545
  Taiwan......................           --     11,753,689   --        11,753,689
  Turkey......................           --     26,838,327   --        26,838,327
  United Kingdom..............           --    678,429,780   --       678,429,780
Securities Lending Collateral.           --    141,485,249   --       141,485,249
                               ------------ --------------   --    --------------
TOTAL......................... $273,669,808 $3,383,058,167   --    $3,656,727,975
                               ============ ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                  DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2015

                                                                              Percentage
                                                    Shares      Value++     of Net Assets**
                                                    ------      -------     ---------------
COMMON STOCKS -- (22.9%)
UNITED STATES -- (22.9%)
#   Alexandria Real Estate Equities, Inc..........    99,455 $    8,925,092            0.2%
#   American Campus Communities, Inc..............   170,027      6,897,995            0.2%
    Apartment Investment & Management Co. Class A.   240,800      9,436,952            0.2%
#   AvalonBay Communities, Inc....................   189,392     33,111,403            0.8%
    BioMed Realty Trust, Inc......................   306,517      7,175,563            0.2%
    Boston Properties, Inc........................   220,241     27,717,330            0.7%
    Brixmor Property Group, Inc...................   278,180      7,126,972            0.2%
#   Camden Property Trust.........................   132,665      9,789,350            0.2%
#   CubeSmart.....................................   241,263      6,711,937            0.2%
    DDR Corp......................................   450,731      7,572,281            0.2%
#   Digital Realty Trust, Inc.....................   185,167     13,694,951            0.3%
#   Douglas Emmett, Inc...........................   195,128      5,961,160            0.2%
    Duke Realty Corp..............................   503,070     10,413,549            0.3%
*   Equity Commonwealth...........................   208,072      5,973,747            0.2%
    Equity Lifestyle Properties, Inc..............   115,151      6,964,332            0.2%
#   Equity Residential............................   417,247     32,261,538            0.8%
    Essex Property Trust, Inc.....................    99,244     21,877,347            0.5%
#   Extra Space Storage, Inc......................   169,591     13,438,391            0.3%
#   Federal Realty Investment Trust...............   101,070     14,502,534            0.4%
#   General Growth Properties, Inc................   686,012     19,860,047            0.5%
#   HCP, Inc......................................   617,823     22,983,016            0.6%
#   Healthcare Trust of America, Inc. Class A.....   299,242      7,873,057            0.2%
#   Highwoods Properties, Inc.....................   139,811      6,074,788            0.2%
#   Hospitality Properties Trust..................   215,474      5,783,322            0.1%
#   Host Hotels & Resorts, Inc.................... 1,061,025     18,387,563            0.5%
#   Iron Mountain, Inc............................   386,073     11,829,277            0.3%
#   Kilroy Realty Corp............................   131,837      8,680,148            0.2%
#   Kimco Realty Corp.............................   623,764     16,698,162            0.4%
    Liberty Property Trust........................   218,466      7,432,213            0.2%
    Macerich Co. (The)............................   162,586     13,777,538            0.3%
#   Mid-America Apartment Communities, Inc........   107,464      9,154,858            0.2%
#   National Retail Properties, Inc...............   204,740      7,780,120            0.2%
#   Omega Healthcare Investors, Inc...............   269,690      9,309,699            0.2%
#   Prologis, Inc.................................   789,189     33,722,046            0.8%
#   Public Storage................................   200,631     46,036,789            1.1%
#   Realty Income Corp............................   345,474     17,087,144            0.4%
#   Regency Centers Corp..........................   147,208     10,004,256            0.2%
    Senior Housing Properties Trust...............   381,437      5,794,028            0.1%
#   Simon Property Group, Inc.....................   441,239     88,892,009            2.2%
#   SL Green Realty Corp..........................   147,142     17,453,984            0.4%
#   Spirit Realty Capital, Inc....................   898,408      9,145,793            0.2%
    Taubman Centers, Inc..........................    90,238      6,946,521            0.2%
#   UDR, Inc......................................   394,176     13,583,305            0.3%
    Ventas, Inc...................................   538,600     28,933,592            0.7%
#   VEREIT, Inc................................... 1,353,075     11,176,400            0.3%
#   Vornado Realty Trust..........................   238,810     24,012,346            0.6%
#   Welltower, Inc................................   571,650     37,082,936            0.9%
#   WP Carey, Inc.................................   173,796     11,013,453            0.3%
    Other Securities..............................              235,953,482            5.8%
                                                             --------------           -----
TOTAL COMMON STOCKS...............................            1,012,014,316           24.9%
                                                             --------------           -----

DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

                                                                                              Percentage
                                                                   Shares       Value++     of Net Assets**
                                                                   ------       -------     ---------------
AFFILIATED INVESTMENT COMPANIES -- (68.5%)
UNITED STATES -- (68.5%)
      DFA International Real Estate Securities Portfolio of DFA
       Investment Dimensions Group Inc.......................... 274,826,890 $1,448,337,710           35.7%
      DFA Real Estate Securities Portfolio of DFA Investment
       Dimensions Group Inc.....................................  47,657,957  1,574,618,885           38.8%
                                                                             --------------          ------
TOTAL UNITED STATES.............................................              3,022,956,595           74.5%
                                                                             --------------          ------
TOTAL INVESTMENTS IN AFFILIATED
 INVESTMENT COMPANIES...........................................              3,022,956,595           74.5%
                                                                             --------------          ------

                                                                                Value+
                                                                     -          ------
SECURITIES LENDING COLLATERAL -- (8.6%)
(S)@  DFA Short Term Investment Fund............................  32,837,673    379,931,875            9.3%
                                                                             --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $3,779,531,672).......................................               $4,414,902,786          108.7%
                                                                             ==============          ======

Summary of the Portfolio's investments as of October 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      Investments in Securities (Market Value)
                                 --------------------------------------------------
                                    Level 1       Level 2    Level 3     Total
                                 -------------- ------------ ------- --------------
Common Stocks
  United States................. $1,012,014,316           --   --    $1,012,014,316
Affiliated Investment Companies
  United States.................  3,022,956,595           --   --     3,022,956,595
Securities Lending Collateral...             -- $379,931,875   --       379,931,875
                                 -------------- ------------   --    --------------
TOTAL........................... $4,034,970,911 $379,931,875   --    $4,414,902,786
                                 ============== ============   ==    ==============

                See accompanying Notes to Financial Statements.

                  DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2015

                                                            Percentage
                                    Shares     Value++    of Net Assets**
                                    ------     -------    ---------------
       COMMON STOCKS -- (92.8%)
       AUSTRALIA -- (5.0%)
           BlueScope Steel, Ltd.. 13,025,782 $ 41,051,693            0.3%
           Other Securities......             627,344,050            5.0%
                                             ------------            ----
       TOTAL AUSTRALIA...........             668,395,743            5.3%
                                             ------------            ----

       AUSTRIA -- (0.8%)
           Wienerberger AG.......  2,807,052   51,753,981            0.3%
           Other Securities......              55,433,215            0.5%
                                             ------------            ----
       TOTAL AUSTRIA.............             107,187,196            0.8%
                                             ------------            ----

       BELGIUM -- (1.1%)
           Other Securities......             148,454,988            1.2%
                                             ------------            ----

       CANADA -- (5.7%)
           Other Securities......             767,719,743            6.1%
                                             ------------            ----

       CHINA -- (0.0%)
           Other Securities......                 634,106            0.0%
                                             ------------            ----

       DENMARK -- (1.4%)
           Sydbank A.S...........  1,239,732   40,779,507            0.3%
           Other Securities......             147,966,990            1.2%
                                             ------------            ----
       TOTAL DENMARK.............             188,746,497            1.5%
                                             ------------            ----

       FINLAND -- (2.3%)
           Huhtamaki Oyj.........  1,538,532   54,278,369            0.4%
           Other Securities......             250,205,550            2.0%
                                             ------------            ----
       TOTAL FINLAND.............             304,483,919            2.4%
                                             ------------            ----

       FRANCE -- (4.0%)
           Arkema SA.............    628,877   45,957,483            0.4%
           Teleperformance.......    491,475   38,571,417            0.3%
           Other Securities......             448,775,766            3.5%
                                             ------------            ----
       TOTAL FRANCE..............             533,304,666            4.2%
                                             ------------            ----

       GERMANY -- (6.1%)
           Aareal Bank AG........  1,483,246   56,508,883            0.5%
           Aurubis AG............  1,319,350   88,132,452            0.7%
       #   DMG Mori AG...........  1,341,611   53,268,794            0.4%
           Lanxess AG............    755,957   40,566,731            0.3%
           Rheinmetall AG........  1,225,920   77,106,494            0.6%
           Other Securities......             500,068,108            4.0%
                                             ------------            ----
       TOTAL GERMANY.............             815,651,462            6.5%
                                             ------------            ----

       GREECE -- (0.0%)
           Other Securities......                   1,889            0.0%
                                             ------------            ----

       HONG KONG -- (2.7%)
           Other Securities......             360,409,589            2.9%
                                             ------------            ----

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                        Percentage
                                             Shares       Value++     of Net Assets**
                                             ------       -------     ---------------
IRELAND -- (0.4%)
    Smurfit Kappa Group P.L.C.............   1,674,406 $   47,651,944            0.4%
    Other Securities......................                 11,759,595            0.1%
                                                       --------------           -----
TOTAL IRELAND.............................                 59,411,539            0.5%
                                                       --------------           -----

ISRAEL -- (0.6%)
    Other Securities......................                 83,495,203            0.7%
                                                       --------------           -----

ITALY -- (4.3%)
    Banca Popolare dell'Emilia Romagna SC.  13,198,406    106,512,216            0.9%
    Banca Popolare di Milano Scarl........ 127,915,973    120,025,491            1.0%
*   Banco Popolare SC.....................   3,508,577     52,429,338            0.4%
#   Italcementi SpA.......................   3,958,034     43,956,701            0.4%
    Unipol Gruppo Finanziario SpA.........   9,228,828     42,987,738            0.4%
    Other Securities......................                215,879,663            1.5%
                                                       --------------           -----
TOTAL ITALY...............................                581,791,147            4.6%
                                                       --------------           -----

JAPAN -- (25.4%)
    Aoyama Trading Co., Ltd...............   1,132,799     41,271,657            0.3%
    Fujikura, Ltd.........................   9,030,000     46,413,448            0.4%
*   Kyushu Financial Group, Inc...........   6,208,495     47,745,781            0.4%
    San-In Godo Bank, Ltd. (The)..........   4,415,900     40,808,997            0.3%
    Other Securities......................              3,228,362,692           25.7%
                                                       --------------           -----
TOTAL JAPAN...............................              3,404,602,575           27.1%
                                                       --------------           -----

NETHERLANDS -- (2.4%)
#*  APERAM SA.............................   1,981,745     61,018,610            0.5%
*   Koninklijke BAM Groep NV..............   7,345,877     40,457,697            0.3%
#*  SBM Offshore NV.......................   3,259,246     44,528,724            0.4%
    Other Securities......................                171,465,260            1.3%
                                                       --------------           -----
TOTAL NETHERLANDS.........................                317,470,291            2.5%
                                                       --------------           -----

NEW ZEALAND -- (0.5%)
    Other Securities......................                 61,016,560            0.5%
                                                       --------------           -----

NORWAY -- (0.6%)
    Other Securities......................                 75,482,739            0.6%
                                                       --------------           -----

PORTUGAL -- (0.3%)
    Other Securities......................                 36,394,764            0.3%
                                                       --------------           -----

SINGAPORE -- (1.3%)
    Other Securities......................                178,379,139            1.4%
                                                       --------------           -----

SPAIN -- (2.6%)
    Acciona SA............................     539,610     45,267,657            0.4%
    Bankinter SA..........................   6,868,337     49,672,900            0.4%
    Gamesa Corp. Tecnologica SA...........   5,251,272     82,882,676            0.7%
    Other Securities......................                165,199,868            1.2%
                                                       --------------           -----
TOTAL SPAIN...............................                343,023,101            2.7%
                                                       --------------           -----

SWEDEN -- (3.1%)
    BillerudKorsnas AB....................   3,045,617     55,117,537            0.4%
    Holmen AB Class B.....................   1,321,774     39,844,648            0.3%
    Trelleborg AB Class B.................   3,502,052     59,003,141            0.5%
    Other Securities......................                259,384,939            2.1%
                                                       --------------           -----
TOTAL SWEDEN..............................                413,350,265            3.3%
                                                       --------------           -----

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                Percentage
                                     Shares       Value++     of Net Assets**
                                     ------       -------     ---------------
  SWITZERLAND -- (3.8%)
      Baloise Holding AG..........    332,556 $    39,872,396            0.3%
      Helvetia Holding AG.........    165,730      86,680,411            0.7%
      Other Securities............                376,655,932            3.0%
                                              ---------------           -----
  TOTAL SWITZERLAND...............                503,208,739            4.0%
                                              ---------------           -----

  UNITED KINGDOM -- (18.4%)
  #   Alent P.L.C.................  5,124,302      39,195,769            0.3%
      Amlin P.L.C................. 11,787,486     119,607,720            1.0%
      Barratt Developments P.L.C.. 10,580,896      99,676,961            0.8%
      Beazley P.L.C............... 13,060,807      73,005,996            0.6%
      Bellway P.L.C...............  3,413,413     136,341,269            1.1%
      Bodycote P.L.C..............  5,005,641      39,543,967            0.3%
      Bovis Homes Group P.L.C.....  3,903,677      61,574,477            0.5%
      Dixons Carphone P.L.C.......  8,314,597      59,025,993            0.5%
      DS Smith P.L.C.............. 11,987,755      71,426,767            0.6%
      Greene King P.L.C...........  6,823,885      84,418,489            0.7%
      Hiscox, Ltd.................  7,389,714     109,890,800            0.9%
      Inchcape P.L.C..............  8,303,813     102,124,033            0.8%
      Man Group P.L.C............. 18,990,024      48,741,131            0.4%
      Persimmon P.L.C.............  3,592,202     110,163,844            0.9%
      Redrow P.L.C................  5,753,467      41,061,654            0.3%
      Taylor Wimpey P.L.C......... 35,797,793     109,052,818            0.9%
      Travis Perkins P.L.C........  2,912,406      85,840,797            0.7%
      TUI AG......................  3,333,122      61,908,909            0.5%
      Other Securities............              1,009,140,076            7.8%
                                              ---------------           -----
  TOTAL UNITED KINGDOM............              2,461,741,470           19.6%
                                              ---------------           -----

  UNITED STATES -- (0.0%)
      Other Securities............                    653,582            0.0%
                                              ---------------           -----
  TOTAL COMMON STOCKS.............             12,415,010,912           98.7%
                                              ---------------           -----

  PREFERRED STOCKS -- (0.0%)
  GERMANY -- (0.0%)
      Other Securities............                  4,442,606            0.1%
                                              ---------------           -----
  TOTAL PREFERRED STOCKS..........                  4,442,606            0.1%
                                              ---------------           -----

  RIGHTS/WARRANTS -- (0.0%)
  AUSTRALIA -- (0.0%)
      Other Securities............                         --            0.0%
                                              ---------------           -----

  AUSTRIA -- (0.0%)
      Other Securities............                         --            0.0%
                                              ---------------           -----

  FRANCE -- (0.0%)
      Other Securities............                         --            0.0%
                                              ---------------           -----

  HONG KONG -- (0.0%)
      Other Securities............                      8,633            0.0%
                                              ---------------           -----

  SPAIN -- (0.0%)
      Other Securities............                    224,458            0.0%
                                              ---------------           -----

  UNITED KINGDOM -- (0.0%)
      Other Securities............                     58,603            0.0%
                                              ---------------           -----
  TOTAL RIGHTS/WARRANTS...........                    291,694            0.0%
                                              ---------------           -----
  TOTAL INVESTMENT SECURITIES.....             12,419,745,212
                                              ---------------

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                     Percentage
                                          Shares       Value+      of Net Assets**
                                          ------       ------      ---------------
SECURITIES LENDING COLLATERAL -- (7.2%)
(S)@   DFA Short Term Investment Fund.. 82,988,069 $   960,171,959            7.6%
                                                   ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $12,064,182,430).............              $13,379,917,171          106.4%
                                                   ===============          ======

Summary of the Portfolio's investments as of October 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     Investments in Securities (Market Value)
                               ----------------------------------------------------
                                 Level 1        Level 2     Level 3      Total
                               ------------ --------------- ------- ---------------
Common Stocks
  Australia................... $  4,311,392 $   664,084,351   --    $   668,395,743
  Austria.....................           --     107,187,196   --        107,187,196
  Belgium.....................           --     148,454,988   --        148,454,988
  Canada......................  767,371,559         348,184   --        767,719,743
  China.......................           --         634,106   --            634,106
  Denmark.....................           --     188,746,497   --        188,746,497
  Finland.....................           --     304,483,919   --        304,483,919
  France......................      141,355     533,163,311   --        533,304,666
  Germany.....................           --     815,651,462   --        815,651,462
  Greece......................           --           1,889   --              1,889
  Hong Kong...................      295,495     360,114,094   --        360,409,589
  Ireland.....................           --      59,411,539   --         59,411,539
  Israel......................           --      83,495,203   --         83,495,203
  Italy.......................           --     581,791,147   --        581,791,147
  Japan.......................   47,747,966   3,356,854,609   --      3,404,602,575
  Netherlands.................           --     317,470,291   --        317,470,291
  New Zealand.................           --      61,016,560   --         61,016,560
  Norway......................           --      75,482,739   --         75,482,739
  Portugal....................           --      36,394,764   --         36,394,764
  Singapore...................           --     178,379,139   --        178,379,139
  Spain.......................           --     343,023,101   --        343,023,101
  Sweden......................           --     413,350,265   --        413,350,265
  Switzerland.................           --     503,208,739   --        503,208,739
  United Kingdom..............           --   2,461,741,470   --      2,461,741,470
  United States...............           --         653,582   --            653,582
Preferred Stocks
  Germany.....................           --       4,442,606   --          4,442,606
Rights/Warrants
  Australia...................           --              --   --                 --
  Austria.....................           --              --   --                 --
  France......................           --              --   --                 --
  Hong Kong...................           --           8,633   --              8,633
  Spain.......................           --         224,458   --            224,458
  United Kingdom..............           --          58,603   --             58,603
Securities Lending Collateral.           --     960,171,959   --        960,171,959
                               ------------ ---------------   --    ---------------
TOTAL......................... $819,867,767 $12,560,049,404   --    $13,379,917,171
                               ============ ===============   ==    ===============

                See accompanying Notes to Financial Statements.

                     INTERNATIONAL VECTOR EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2015

                                                                        Percentage
                                                 Shares    Value++    of Net Assets**
                                                 ------    -------    ---------------
COMMON STOCKS -- (92.9%)
AUSTRALIA -- (5.7%)
    Australia & New Zealand Banking Group, Ltd.. 172,803 $  3,342,060            0.2%
    BHP Billiton, Ltd........................... 314,531    5,158,540            0.3%
    Macquarie Group, Ltd........................  83,903    5,080,233            0.3%
    Woodside Petroleum, Ltd..................... 193,661    4,061,643            0.3%
    Other Securities............................           78,283,032            4.9%
                                                         ------------            ----
TOTAL AUSTRALIA.................................           95,925,508            6.0%
                                                         ------------            ----

AUSTRIA -- (0.6%)
    Other Securities............................            9,475,851            0.6%
                                                         ------------            ----

BELGIUM -- (1.8%)
    Ageas.......................................  73,839    3,256,132            0.2%
    Delhaize Group..............................  43,074    3,996,785            0.3%
    Other Securities............................           23,014,909            1.4%
                                                         ------------            ----
TOTAL BELGIUM...................................           30,267,826            1.9%
                                                         ------------            ----

CANADA -- (7.1%)
    Suncor Energy, Inc..........................  86,334    2,566,710            0.2%
    Other Securities............................          118,766,855            7.4%
                                                         ------------            ----
TOTAL CANADA....................................          121,333,565            7.6%
                                                         ------------            ----

CHINA -- (0.0%)
    Other Securities............................              220,263            0.0%
                                                         ------------            ----

DENMARK -- (1.5%)
    Other Securities............................           25,804,571            1.6%
                                                         ------------            ----

FINLAND -- (1.9%)
    UPM-Kymmene Oyj............................. 218,028    4,081,696            0.3%
    Other Securities............................           28,602,435            1.8%
                                                         ------------            ----
TOTAL FINLAND...................................           32,684,131            2.1%
                                                         ------------            ----

FRANCE -- (6.0%)
    BNP Paribas SA..............................  65,497    3,968,934            0.3%
#   Cie de Saint-Gobain......................... 101,892    4,265,306            0.3%
    Renault SA..................................  28,549    2,690,004            0.2%
    Sanofi......................................  28,010    2,825,532            0.2%
    SCOR SE.....................................  71,411    2,655,251            0.2%
#   Total SA.................................... 168,814    8,163,646            0.5%
    Other Securities............................           78,142,415            4.7%
                                                         ------------            ----
TOTAL FRANCE....................................          102,711,088            6.4%
                                                         ------------            ----

GERMANY -- (6.0%)
    Allianz SE..................................  25,753    4,508,519            0.3%
    BASF SE.....................................  31,647    2,592,643            0.2%
    Bayerische Motoren Werke AG.................  31,088    3,184,293            0.2%
    Daimler AG..................................  89,896    7,795,217            0.5%
    Other Securities............................           83,286,067            5.2%
                                                         ------------            ----
TOTAL GERMANY...................................          101,366,739            6.4%
                                                         ------------            ----

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                    Percentage
                                            Shares     Value++    of Net Assets**
                                            ------     -------    ---------------
HONG KONG -- (2.9%)
    Other Securities......................           $ 48,886,498            3.1%
                                                     ------------           -----

IRELAND -- (0.5%)
    Other Securities......................              8,652,296            0.5%
                                                     ------------           -----

ISRAEL -- (0.7%)
    Other Securities......................             12,335,097            0.8%
                                                     ------------           -----

ITALY -- (2.9%)
    Eni SpA...............................   211,731    3,457,620            0.2%
    Other Securities......................             46,303,097            2.9%
                                                     ------------           -----
TOTAL ITALY...............................             49,760,717            3.1%
                                                     ------------           -----

JAPAN -- (22.4%)
    Aeon Co., Ltd.........................   238,219    3,529,512            0.2%
    Honda Motor Co., Ltd..................   108,123    3,576,756            0.2%
    Mitsubishi Chemical Holdings Corp.....   462,400    2,881,471            0.2%
    Mitsubishi UFJ Financial Group, Inc...   817,300    5,285,912            0.4%
    Mizuho Financial Group, Inc........... 1,617,060    3,330,892            0.2%
    Sumitomo Mitsui Financial Group, Inc..    88,341    3,524,244            0.2%
    Toyota Motor Corp.....................    42,780    2,620,892            0.2%
    Other Securities......................            356,800,240           22.3%
                                                     ------------           -----
TOTAL JAPAN...............................            381,549,919           23.9%
                                                     ------------           -----

NETHERLANDS -- (2.3%)
    ING Groep NV..........................   176,818    2,582,787            0.2%
    Other Securities......................             37,165,846            2.3%
                                                     ------------           -----
TOTAL NETHERLANDS.........................             39,748,633            2.5%
                                                     ------------           -----

NEW ZEALAND -- (0.5%)
    Other Securities......................              7,664,165            0.5%
                                                     ------------           -----

NORWAY -- (0.8%)
    Other Securities......................             13,677,480            0.9%
                                                     ------------           -----

PORTUGAL -- (0.3%)
    Other Securities......................              4,995,980            0.3%
                                                     ------------           -----

SINGAPORE -- (1.3%)
    Other Securities......................             21,475,741            1.3%
                                                     ------------           -----

SPAIN -- (2.3%)
    Banco Santander SA....................   748,089    4,178,973            0.3%
    Iberdrola SA..........................   577,821    4,120,522            0.3%
    Other Securities......................             31,431,391            1.9%
                                                     ------------           -----
TOTAL SPAIN...............................             39,730,886            2.5%
                                                     ------------           -----

SWEDEN -- (2.9%)
    Boliden AB............................   138,544    2,652,614            0.2%
    Svenska Cellulosa AB SCA Class B......   129,598    3,817,175            0.3%
    Other Securities......................             43,170,542            2.6%
                                                     ------------           -----
TOTAL SWEDEN..............................             49,640,331            3.1%
                                                     ------------           -----

SWITZERLAND -- (6.2%)
    Clariant AG...........................   161,329    2,966,573            0.2%
    Lonza Group AG........................    20,074    2,946,456            0.2%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                               Percentage
                                                     Shares      Value++     of Net Assets**
                                                     ------      -------     ---------------

SWITZERLAND -- (Continued)
    Nestle SA......................................    99,124 $    7,570,490            0.5%
    Novartis AG....................................    52,784      4,781,631            0.3%
    Swiss Life Holding AG..........................    12,759      3,040,340            0.2%
    Swiss Re AG....................................    45,227      4,198,457            0.3%
    Zurich Insurance Group AG......................    11,738      3,097,657            0.2%
    Other Securities...............................               77,253,653            4.7%
                                                              --------------           -----
TOTAL SWITZERLAND..................................              105,855,257            6.6%
                                                              --------------           -----

UNITED KINGDOM -- (16.3%)
    Aviva P.L.C....................................   375,059      2,803,027            0.2%
    Barclays P.L.C. Sponsored ADR..................   202,899      2,887,253            0.2%
    Barratt Developments P.L.C.....................   426,314      4,016,076            0.3%
    Berkeley Group Holdings P.L.C..................    51,343      2,620,472            0.2%
    BP P.L.C. Sponsored ADR........................   198,770      7,096,089            0.4%
    HSBC Holdings P.L.C. Sponsored ADR.............   201,400      7,868,698            0.5%
    Lloyds Banking Group P.L.C..................... 3,538,676      4,016,433            0.3%
    Royal Dutch Shell P.L.C. Sponsored ADR Class A.    98,472      5,165,841            0.3%
    Royal Dutch Shell P.L.C. Sponsored ADR Class B.    83,860      4,418,583            0.3%
    Vodafone Group P.L.C...........................   789,204      2,597,217            0.2%
    Vodafone Group P.L.C. Sponsored ADR............    90,424      2,981,285            0.2%
    WM Morrison Supermarkets P.L.C................. 1,339,028      3,472,088            0.2%
    Other Securities...............................              226,813,878           14.1%
                                                              --------------           -----
TOTAL UNITED KINGDOM...............................              276,756,940           17.4%
                                                              --------------           -----

UNITED STATES -- (0.0%)
    Other Securities...............................                   38,765            0.0%
                                                              --------------           -----
TOTAL COMMON STOCKS................................            1,580,558,247           99.1%
                                                              --------------           -----

PREFERRED STOCKS -- (0.3%)
GERMANY -- (0.3%)
    Other Securities...............................                5,279,835            0.3%
                                                              --------------           -----
TOTAL PREFERRED STOCKS.............................                5,279,835            0.3%
                                                              --------------           -----

RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
    Other Securities...............................                       35            0.0%
                                                              --------------           -----

AUSTRIA -- (0.0%)
    Other Securities...............................                       --            0.0%
                                                              --------------           -----

FRANCE -- (0.0%)
    Other Securities...............................                   23,853            0.0%
                                                              --------------           -----

HONG KONG -- (0.0%)
    Other Securities...............................                    3,721            0.0%
                                                              --------------           -----

ITALY -- (0.0%)
    Other Securities...............................                       --            0.0%
                                                              --------------           -----

SPAIN -- (0.0%)
    Other Securities...............................                   46,714            0.0%
                                                              --------------           -----

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                    Percentage
                                          Shares      Value++     of Net Assets**
                                          ------      -------     ---------------

UNITED KINGDOM -- (0.0%)
       Other Securities................            $       29,595            0.0%
                                                   --------------          ------
TOTAL RIGHTS/WARRANTS..................                   103,918            0.0%
                                                   --------------          ------
TOTAL INVESTMENT SECURITIES............             1,585,942,000
                                                   --------------

                                                      Value+
                                            -         ------
SECURITIES LENDING COLLATERAL -- (6.8%)
(S)@   DFA Short Term Investment Fund.. 10,010,882    115,825,910            7.3%
                                                   --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,625,407,720)..............              $1,701,767,910          106.7%
                                                   ==============          ======

Summary of the Portfolio's investments as of October 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investments in Securities (Market Value)
                               --------------------------------------------------
                                 Level 1       Level 2     Level 3     Total
                               ------------ -------------- ------- --------------
Common Stocks
  Australia................... $  1,941,523 $   93,983,985   --    $   95,925,508
  Austria.....................           --      9,475,851   --         9,475,851
  Belgium.....................    1,124,555     29,143,271   --        30,267,826
  Canada......................  121,328,898          4,667   --       121,333,565
  China.......................           --        220,263   --           220,263
  Denmark.....................           --     25,804,571   --        25,804,571
  Finland.....................           --     32,684,131   --        32,684,131
  France......................    1,358,284    101,352,804   --       102,711,088
  Germany.....................    3,684,971     97,681,768   --       101,366,739
  Hong Kong...................      257,072     48,629,426   --        48,886,498
  Ireland.....................    2,177,158      6,475,138   --         8,652,296
  Israel......................    3,017,008      9,318,089   --        12,335,097
  Italy.......................      779,481     48,981,236   --        49,760,717
  Japan.......................    5,992,002    375,557,917   --       381,549,919
  Netherlands.................    3,774,238     35,974,395   --        39,748,633
  New Zealand.................        4,405      7,659,760   --         7,664,165
  Norway......................      936,203     12,741,277   --        13,677,480
  Portugal....................           --      4,995,980   --         4,995,980
  Singapore...................          139     21,475,602   --        21,475,741
  Spain.......................      840,935     38,889,951   --        39,730,886
  Sweden......................           --     49,640,331   --        49,640,331
  Switzerland.................    5,442,473    100,412,784   --       105,855,257
  United Kingdom..............   38,805,781    237,951,159   --       276,756,940
  United States...............       14,168         24,597   --            38,765
Preferred Stocks
  Germany.....................           --      5,279,835   --         5,279,835
Rights/Warrants
  Australia...................           --             35   --                35
  Austria.....................           --             --   --                --
  France......................           --         23,853   --            23,853
  Hong Kong...................           --          3,721   --             3,721
  Italy.......................           --             --   --                --
  Spain.......................           --         46,714   --            46,714
  United Kingdom..............           --         29,595   --            29,595
Securities Lending Collateral.           --    115,825,910   --       115,825,910
                               ------------ --------------   --    --------------
TOTAL......................... $191,479,294 $1,510,288,616   --    $1,701,767,910
                               ============ ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                         WORLD EX U.S. VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               October 31, 2015

                                                              Shares     Value+
                                                              ------- ------------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in The DFA International Value Series of
  The DFA Investment Trust Company...........................         $105,020,038
Investment in Dimensional Emerging Markets Value Fund........           33,806,441
Investment in DFA International Small Cap Value Portfolio of
  DFA Investment Dimensions Group Inc........................ 855,826   16,637,261
                                                                      ------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
     (Cost $162,773,485).....................................          155,463,740
                                                                      ============

Summary of the Portfolio's investments as of October 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investments in Securities (Market Value)
                                    -----------------------------------------
                                    Level 1      Level 2 Level 3    Total
                                    ------------ ------- ------- ------------
   Affiliated Investment Companies. $155,463,740   --      --    $155,463,740
                                    ------------   --      --    ------------
   TOTAL........................... $155,463,740   --      --    $155,463,740
                                    ============   ==      ==    ============


                See accompanying Notes to Financial Statements.

                    WORLD EX U.S. TARGETED VALUE PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2015

                                                                Percentage
                                          Shares    Value++   of Net Assets**
                                          ------    -------   ---------------
  COMMON STOCKS -- (94.0%)
  AUSTRALIA -- (4.1%)
      Origin Energy, Ltd................. 144,639 $   562,039            0.3%
      Other Securities...................           9,258,507            4.0%
                                                  -----------            ----
  TOTAL AUSTRALIA........................           9,820,546            4.3%
                                                  -----------            ----

  AUSTRIA -- (0.7%)
      Other Securities...................           1,647,912            0.7%
                                                  -----------            ----

  BELGIUM -- (1.2%)
      Ageas..............................  26,755   1,179,838            0.5%
      Solvay SA..........................   5,327     601,797            0.2%
      Other Securities...................           1,218,416            0.6%
                                                  -----------            ----
  TOTAL BELGIUM..........................           3,000,051            1.3%
                                                  -----------            ----

  BRAZIL -- (1.1%)
      BM&FBovespa SA..................... 257,800     762,260            0.3%
      Other Securities...................           1,884,851            0.9%
                                                  -----------            ----
  TOTAL BRAZIL...........................           2,647,111            1.2%
                                                  -----------            ----

  CANADA -- (5.4%)
      SNC-Lavalin Group, Inc.............  18,657     597,977            0.3%
      Other Securities...................          12,297,639            5.4%
                                                  -----------            ----
  TOTAL CANADA...........................          12,895,616            5.7%
                                                  -----------            ----

  CHILE -- (0.2%)
      Other Securities...................             407,021            0.2%
                                                  -----------            ----

  CHINA -- (5.9%)
      Evergrande Real Estate Group, Ltd.. 748,000     567,222            0.3%
      Other Securities...................          13,700,061            6.0%
                                                  -----------            ----
  TOTAL CHINA............................          14,267,283            6.3%
                                                  -----------            ----

  COLOMBIA -- (0.0%)
      Other Securities...................              22,933            0.0%
                                                  -----------            ----

  DENMARK -- (1.4%)
      ISS A.S............................  16,131     567,428            0.3%
      Other Securities...................           2,826,636            1.2%
                                                  -----------            ----
  TOTAL DENMARK..........................           3,394,064            1.5%
                                                  -----------            ----

  FINLAND -- (1.8%)
      Stora Enso Oyj Class R.............  61,456     570,078            0.3%
      UPM-Kymmene Oyj....................  59,550   1,114,834            0.5%
      Other Securities...................           2,654,943            1.1%
                                                  -----------            ----
  TOTAL FINLAND..........................           4,339,855            1.9%
                                                  -----------            ----

  FRANCE -- (3.8%)
      Arkema SA..........................   8,266     604,068            0.3%
      SCOR SE............................  23,193     862,377            0.4%
      Technip SA.........................  10,457     544,912            0.3%
      Other Securities...................           7,016,211            3.0%
                                                  -----------            ----
  TOTAL FRANCE...........................           9,027,568            4.0%
                                                  -----------            ----

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                  Percentage
                                            Shares    Value++   of Net Assets**
                                            ------    -------   ---------------
 GERMANY -- (4.6%)
     Aurubis AG............................   9,473 $   632,795            0.3%
     Lanxess AG............................  11,884     637,728            0.3%
     Metro AG..............................  18,544     570,519            0.3%
     Osram Licht AG........................  10,289     604,625            0.3%
     ThyssenKrupp AG.......................  34,152     688,160            0.3%
     Other Securities......................           7,843,877            3.3%
                                                    -----------           -----
 TOTAL GERMANY.............................          10,977,704            4.8%
                                                    -----------           -----

 HONG KONG -- (2.3%)
     Other Securities......................           5,577,645            2.4%
                                                    -----------           -----

 INDIA -- (2.1%)
     Other Securities......................           4,970,637            2.2%
                                                    -----------           -----

 INDONESIA -- (0.4%)
     Other Securities......................             895,220            0.4%
                                                    -----------           -----

 IRELAND -- (0.5%)
     Smurfit Kappa Group P.L.C.............  34,342     977,339            0.4%
     Other Securities......................             197,995            0.1%
                                                    -----------           -----
 TOTAL IRELAND.............................           1,175,334            0.5%
                                                    -----------           -----

 ISRAEL -- (0.4%)
     Other Securities......................             997,459            0.4%
                                                    -----------           -----

 ITALY -- (2.9%)
     Banca Popolare dell'Emilia Romagna SC.  99,170     800,310            0.4%
     Banca Popolare di Milano Scarl........ 961,134     901,847            0.4%
 *   Banco Popolare SC.....................  46,802     699,371            0.3%
     Enel Green Power SpA.................. 264,337     558,852            0.3%
     Unione di Banche Italiane SpA......... 148,196   1,108,764            0.5%
     Other Securities......................           2,927,809            1.2%
                                                    -----------           -----
 TOTAL ITALY...............................           6,996,953            3.1%
                                                    -----------           -----

 JAPAN -- (17.0%)
     Other Securities......................          40,767,795           17.9%
                                                    -----------           -----

 MALAYSIA -- (0.7%)
     Other Securities......................           1,676,715            0.7%
                                                    -----------           -----

 MEXICO -- (0.8%)
     Other Securities......................           1,826,099            0.8%
                                                    -----------           -----

 NETHERLANDS -- (1.7%)
     Koninklijke DSM NV....................  15,013     800,306            0.4%
     Other Securities......................           3,293,305            1.4%
                                                    -----------           -----
 TOTAL NETHERLANDS.........................           4,093,611            1.8%
                                                    -----------           -----

 NEW ZEALAND -- (0.6%)
     Other Securities......................           1,336,990            0.6%
                                                    -----------           -----

 NORWAY -- (0.7%)
     Other Securities......................           1,705,734            0.7%
                                                    -----------           -----

 PHILIPPINES -- (0.2%)
     Other Securities......................             372,771            0.2%
                                                    -----------           -----

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                Percentage
                                          Shares    Value++   of Net Assets**
                                          ------    -------   ---------------

  POLAND -- (0.2%)
      Other Securities...................         $   467,954            0.2%
                                                  -----------            ----

  PORTUGAL -- (0.2%)
      Other Securities...................             605,004            0.3%
                                                  -----------            ----

  SINGAPORE -- (1.0%)
      Other Securities...................           2,288,074            1.0%
                                                  -----------            ----

  SOUTH AFRICA -- (1.5%)
      Other Securities...................           3,650,126            1.6%
                                                  -----------            ----

  SOUTH KOREA -- (4.5%)
      Other Securities...................          10,912,546            4.8%
                                                  -----------            ----

  SPAIN -- (2.0%)
      Banco de Sabadell SA............... 372,625     718,906            0.3%
  #   Banco Popular Espanol SA........... 161,626     614,517            0.3%
      Gamesa Corp. Tecnologica SA........  45,657     720,621            0.3%
      Other Securities...................           2,842,780            1.2%
                                                  -----------            ----
  TOTAL SPAIN............................           4,896,824            2.1%
                                                  -----------            ----

  SWEDEN -- (2.2%)
      Other Securities...................           5,364,418            2.4%
                                                  -----------            ----

  SWITZERLAND -- (3.6%)
      Baloise Holding AG.................   5,002     599,724            0.3%
      Clariant AG........................  34,996     643,518            0.3%
  *   Dufry AG...........................   4,813     562,280            0.3%
      Helvetia Holding AG................   1,207     631,287            0.3%
      Swiss Life Holding AG..............   4,475   1,066,347            0.5%
      Other Securities...................           5,177,345            2.1%
                                                  -----------            ----
  TOTAL SWITZERLAND......................           8,680,501            3.8%
                                                  -----------            ----

  TAIWAN -- (3.8%)
      Other Securities...................           9,005,436            3.9%
                                                  -----------            ----

  THAILAND -- (0.5%)
      Other Securities...................           1,293,886            0.6%
                                                  -----------            ----

  TURKEY -- (0.3%)
      Other Securities...................             614,279            0.3%
                                                  -----------            ----

  UNITED KINGDOM -- (13.7%)
      Amlin P.L.C........................  88,569     898,710            0.4%
      Barratt Developments P.L.C.........  93,654     882,264            0.4%
      Bellway P.L.C......................  25,648   1,024,453            0.5%
      Berkeley Group Holdings P.L.C......  15,152     773,336            0.3%
      Direct Line Insurance Group P.L.C.. 169,911   1,030,656            0.5%
      DS Smith P.L.C.....................  98,324     585,845            0.3%
      Greene King P.L.C..................  51,273     634,300            0.3%
      Hiscox, Ltd........................  55,044     818,547            0.4%
      Inchcape P.L.C.....................  64,830     797,309            0.4%
      Investec P.L.C.....................  68,667     572,010            0.3%
      J Sainsbury P.L.C.................. 157,214     644,174            0.3%
      Johnson Matthey P.L.C..............  16,115     640,961            0.3%
      Persimmon P.L.C....................  32,762   1,004,729            0.4%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                   Percentage
                                           Shares     Value++    of Net Assets**
                                           ------     -------    ---------------
  UNITED KINGDOM -- (Continued)
         Royal Mail P.L.C................    92,970 $    636,944            0.3%
         Smiths Group P.L.C..............    38,362      567,527            0.3%
         Taylor Wimpey P.L.C.............   341,937    1,041,662            0.5%
         Travis Perkins P.L.C............    30,859      909,544            0.4%
         TUI AG..........................    29,840      554,896            0.3%
         Other Securities................             18,842,677            7.8%
                                                    ------------          ------
  TOTAL UNITED KINGDOM...................             32,860,544           14.4%
                                                    ------------          ------
  TOTAL COMMON STOCKS....................            225,480,219           99.0%
                                                    ------------          ------

  PREFERRED STOCKS -- (0.4%)
  BRAZIL -- (0.2%)
         Other Securities................                544,248            0.2%
                                                    ------------          ------

  COLOMBIA -- (0.0%)
         Other Securities................                 44,589            0.0%
                                                    ------------          ------

  GERMANY -- (0.2%)
         Other Securities................                332,936            0.2%
                                                    ------------          ------
  TOTAL PREFERRED STOCKS.................                921,773            0.4%
                                                    ------------          ------

  RIGHTS/WARRANTS -- (0.0%)
  AUSTRALIA -- (0.0%)
         Other Securities................                     --            0.0%
                                                    ------------          ------

  SOUTH KOREA -- (0.0%)
         Other Securities................                  7,658            0.0%
                                                    ------------          ------

  SPAIN -- (0.0%)
         Other Securities................                  1,661            0.0%
                                                    ------------          ------

  TAIWAN -- (0.0%)
         Other Securities................                     --            0.0%
                                                    ------------          ------

  UNITED KINGDOM -- (0.0%)
         Other Securities................                  1,932            0.0%
                                                    ------------          ------
  TOTAL RIGHTS/WARRANTS..................                 11,251            0.0%
                                                    ------------          ------
  TOTAL INVESTMENT SECURITIES............            226,413,243
                                                    ------------

                                                      Value+
                                                      ------
  SECURITIES LENDING COLLATERAL -- (5.6%)
  (S)@   DFA Short Term Investment Fund.. 1,158,326   13,401,830            5.9%
                                                    ------------          ------
  TOTAL INVESTMENTS -- (100.0%)..........
    (Cost $231,165,559)................             $239,815,073          105.3%
                                                    ============          ======

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of October 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   Investments in Securities (Market Value)
                                 ---------------------------------------------
                                   Level 1     Level 2    Level 3    Total
                                 ----------- ------------ ------- ------------
  Common Stocks
    Australia................... $    32,395 $  9,788,151   --    $  9,820,546
    Austria.....................          --    1,647,912   --       1,647,912
    Belgium.....................          --    3,000,051   --       3,000,051
    Brazil......................          --    2,647,111   --       2,647,111
    Canada......................  12,895,616           --   --      12,895,616
    Chile.......................      39,606      367,415   --         407,021
    China.......................          --   14,267,283   --      14,267,283
    Colombia....................      22,933           --   --          22,933
    Denmark.....................          --    3,394,064   --       3,394,064
    Finland.....................          --    4,339,855   --       4,339,855
    France......................          --    9,027,568   --       9,027,568
    Germany.....................          --   10,977,704   --      10,977,704
    Hong Kong...................          --    5,577,645   --       5,577,645
    India.......................          --    4,970,637   --       4,970,637
    Indonesia...................          --      895,220   --         895,220
    Ireland.....................          --    1,175,334   --       1,175,334
    Israel......................          --      997,459   --         997,459
    Italy.......................          --    6,996,953   --       6,996,953
    Japan.......................     170,727   40,597,068   --      40,767,795
    Malaysia....................          --    1,676,715   --       1,676,715
    Mexico......................   1,826,099           --   --       1,826,099
    Netherlands.................          --    4,093,611   --       4,093,611
    New Zealand.................          --    1,336,990   --       1,336,990
    Norway......................      53,979    1,651,755   --       1,705,734
    Philippines.................          --      372,771   --         372,771
    Poland......................          --      467,954   --         467,954
    Portugal....................          --      605,004   --         605,004
    Singapore...................          --    2,288,074   --       2,288,074
    South Africa................     364,089    3,286,037   --       3,650,126
    South Korea.................      10,549   10,901,997   --      10,912,546
    Spain.......................          --    4,896,824   --       4,896,824
    Sweden......................          --    5,364,418   --       5,364,418
    Switzerland.................          --    8,680,501   --       8,680,501
    Taiwan......................          --    9,005,436   --       9,005,436
    Thailand....................   1,293,886           --   --       1,293,886
    Turkey......................          --      614,279   --         614,279
    United Kingdom..............          --   32,860,544   --      32,860,544
  Preferred Stocks
    Brazil......................          --      544,248   --         544,248
    Colombia....................      44,589           --   --          44,589
    Germany.....................          --      332,936   --         332,936
  Rights/Warrants
    Australia...................          --           --   --              --
    South Korea.................          --        7,658   --           7,658
    Spain.......................          --        1,661   --           1,661
    Taiwan......................          --           --   --              --
    United Kingdom..............          --        1,932   --           1,932
  Securities Lending Collateral.          --   13,401,830   --      13,401,830
                                 ----------- ------------   --    ------------
  TOTAL......................... $16,754,468 $223,060,605   --    $239,815,073
                                 =========== ============   ==    ============

                See accompanying Notes to Financial Statements.

                      WORLD EX U.S. CORE EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2015

                                                                                 Percentage
                                                          Shares     Value++   of Net Assets**
                                                          ------     -------   ---------------
COMMON STOCKS -- (93.8%)
AUSTRALIA -- (4.1%)
    Australia & New Zealand Banking Group, Ltd..........   125,491 $ 2,427,032            0.2%
    BHP Billiton, Ltd...................................   207,411   3,401,693            0.3%
    Commonwealth Bank of Australia......................    34,977   1,899,180            0.2%
    National Australia Bank, Ltd........................   101,115   2,159,275            0.2%
    Westpac Banking Corp................................    85,643   1,907,613            0.2%
    Other Securities....................................            38,105,986            3.2%
                                                                   -----------            ----
TOTAL AUSTRALIA.........................................            49,900,779            4.3%
                                                                   -----------            ----

AUSTRIA -- (0.4%)
    Other Securities....................................             4,995,738            0.4%
                                                                   -----------            ----

BELGIUM -- (1.1%)
    Anheuser-Busch InBev NV.............................    27,409   3,270,568            0.3%
    Other Securities....................................            10,388,467            0.9%
                                                                   -----------            ----
TOTAL BELGIUM...........................................            13,659,035            1.2%
                                                                   -----------            ----

BRAZIL -- (1.0%)
    Other Securities....................................            11,923,283            1.0%
                                                                   -----------            ----

CANADA -- (5.7%)
    Royal Bank of Canada................................    64,900   3,688,267            0.3%
    Other Securities....................................            65,917,595            5.6%
                                                                   -----------            ----
TOTAL CANADA............................................            69,605,862            5.9%
                                                                   -----------            ----

CHILE -- (0.2%)
    Other Securities....................................             2,786,833            0.2%
                                                                   -----------            ----

CHINA -- (5.2%)
    China Construction Bank Corp. Class H............... 3,704,000   2,684,496            0.3%
    China Mobile, Ltd. Sponsored ADR....................    39,357   2,373,621            0.2%
    Industrial & Commercial Bank of China, Ltd. Class H. 4,742,000   3,007,875            0.3%
    Other Securities....................................            55,878,294            4.7%
                                                                   -----------            ----
TOTAL CHINA.............................................            63,944,286            5.5%
                                                                   -----------            ----

COLOMBIA -- (0.1%)
    Other Securities....................................               934,673            0.1%
                                                                   -----------            ----

CZECH REPUBLIC -- (0.0%)
    Other Securities....................................               283,137            0.0%
                                                                   -----------            ----

DENMARK -- (1.2%)
    Other Securities....................................            15,210,927            1.3%
                                                                   -----------            ----

EGYPT -- (0.0%)
    Other Securities....................................               113,666            0.0%
                                                                   -----------            ----

FINLAND -- (1.1%)
    Other Securities....................................            13,996,507            1.2%
                                                                   -----------            ----

FRANCE -- (5.5%)
    BNP Paribas SA......................................    31,017   1,879,543            0.2%
    Carrefour SA........................................    64,891   2,114,536            0.2%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                Percentage
                                                         Shares     Value++   of Net Assets**
                                                         ------     -------   ---------------
FRANCE -- (Continued)
    Cie de Saint-Gobain................................    48,615 $ 2,035,075            0.2%
    Cie Generale des Etablissements Michelin...........    22,408   2,229,053            0.2%
    Orange SA..........................................   123,640   2,179,983            0.2%
    Sanofi.............................................    30,105   3,036,867            0.3%
    Total SA...........................................   134,040   6,482,016            0.6%
    Other Securities...................................            47,966,935            3.9%
                                                                  -----------            ----
TOTAL FRANCE...........................................            67,924,008            5.8%
                                                                  -----------            ----

GERMANY -- (5.1%)
    Allianz SE.........................................    11,905   2,084,181            0.2%
    BASF SE............................................    46,706   3,826,334            0.3%
    Bayerische Motoren Werke AG........................    23,610   2,418,333            0.2%
    Daimler AG.........................................    63,158   5,476,666            0.5%
    Deutsche Telekom AG................................   180,747   3,385,678            0.3%
    Siemens AG.........................................    19,969   2,005,769            0.2%
    Other Securities...................................            42,995,503            3.6%
                                                                  -----------            ----
TOTAL GERMANY..........................................            62,192,464            5.3%
                                                                  -----------            ----

GREECE -- (0.0%)
    Other Securities...................................               460,028            0.0%
                                                                  -----------            ----

HONG KONG -- (2.2%)
    AIA Group, Ltd.....................................   557,400   3,264,636            0.3%
    Other Securities...................................            23,300,731            2.0%
                                                                  -----------            ----
TOTAL HONG KONG........................................            26,565,367            2.3%
                                                                  -----------            ----

HUNGARY -- (0.0%)
    Other Securities...................................               583,542            0.1%
                                                                  -----------            ----

INDIA -- (1.9%)
    Other Securities...................................            23,970,887            2.0%
                                                                  -----------            ----

INDONESIA -- (0.5%)
    Other Securities...................................             5,779,036            0.5%
                                                                  -----------            ----

IRELAND -- (0.4%)
    Other Securities...................................             5,042,903            0.4%
                                                                  -----------            ----

ISRAEL -- (0.5%)
    Teva Pharmaceutical Industries, Ltd. Sponsored ADR.    38,696   2,290,416            0.2%
    Other Securities...................................             4,000,105            0.3%
                                                                  -----------            ----
TOTAL ISRAEL...........................................             6,290,521            0.5%
                                                                  -----------            ----

ITALY -- (2.2%)
    Assicurazioni Generali SpA.........................   107,535   2,037,418            0.2%
    Eni SpA............................................   166,877   2,725,143            0.3%
    Other Securities...................................            22,007,369            1.8%
                                                                  -----------            ----
TOTAL ITALY............................................            26,769,930            2.3%
                                                                  -----------            ----

JAPAN -- (17.1%)
    Hitachi, Ltd.......................................   389,000   2,244,059            0.2%
    Honda Motor Co., Ltd...............................   104,700   3,463,522            0.3%
    Mitsubishi UFJ Financial Group, Inc................   330,300   2,136,225            0.2%
    Mizuho Financial Group, Inc........................ 1,147,800   2,364,289            0.2%
    Nissan Motor Co., Ltd..............................   198,000   2,052,511            0.2%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                              Percentage
                                       Shares    Value++    of Net Assets**
                                       ------    -------    ---------------
    JAPAN -- (Continued)
        Toyota Motor Corp............. 119,100 $  7,296,594            0.6%
        Other Securities..............          191,581,719           16.3%
                                               ------------           -----
    TOTAL JAPAN.......................          211,138,919           18.0%
                                               ------------           -----

    MALAYSIA -- (0.6%)
        Other Securities..............            7,139,565            0.6%
                                               ------------           -----

    MEXICO -- (0.9%)
        Other Securities..............           10,599,647            0.9%
                                               ------------           -----

    NETHERLANDS -- (1.9%)
        Other Securities..............           23,066,643            2.0%
                                               ------------           -----

    NEW ZEALAND -- (0.3%)
        Other Securities..............            4,138,843            0.4%
                                               ------------           -----

    NORWAY -- (0.6%)
        Other Securities..............            6,918,599            0.6%
                                               ------------           -----

    PERU -- (0.0%)
        Other Securities..............              151,732            0.0%
                                               ------------           -----

    PHILIPPINES -- (0.3%)
        Other Securities..............            3,773,328            0.3%
                                               ------------           -----

    POLAND -- (0.3%)
        Other Securities..............            3,566,533            0.3%
                                               ------------           -----

    PORTUGAL -- (0.3%)
        Other Securities..............            3,080,756            0.3%
                                               ------------           -----

    RUSSIA -- (0.2%)
        Other Securities..............            2,528,624            0.2%
                                               ------------           -----

    SINGAPORE -- (0.9%)
        Other Securities..............           11,499,215            1.0%
                                               ------------           -----

    SOUTH AFRICA -- (1.6%)
        Other Securities..............           19,794,178            1.7%
                                               ------------           -----

    SOUTH KOREA -- (3.9%)
        Samsung Electronics Co., Ltd..   6,080    7,292,508            0.6%
        Other Securities..............           41,265,882            3.6%
                                               ------------           -----
    TOTAL SOUTH KOREA.................           48,558,390            4.2%
                                               ------------           -----

    SPAIN -- (2.1%)
        Banco Santander SA............ 584,900    3,267,370            0.3%
        Iberdrola SA.................. 329,606    2,350,466            0.2%
        Other Securities..............           20,023,143            1.7%
                                               ------------           -----
    TOTAL SPAIN.......................           25,640,979            2.2%
                                               ------------           -----

    SWEDEN -- (2.2%)
        Other Securities..............           26,560,090            2.3%
                                               ------------           -----

    SWITZERLAND -- (5.3%)
        ABB, Ltd...................... 100,719    1,900,134            0.2%
        Nestle SA..................... 147,224   11,244,076            1.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                     Percentage
                                                            Shares     Value++     of Net Assets**
                                                            ------     -------     ---------------
SWITZERLAND -- (Continued)
    Novartis AG............................................  46,381 $    4,201,592            0.4%
    Roche Holding AG.......................................  10,869      2,950,921            0.3%
    Syngenta AG............................................   8,330      2,798,632            0.3%
    Zurich Insurance Group AG..............................   7,742      2,043,113            0.2%
    Other Securities.......................................             40,551,910            3.2%
                                                                    --------------           -----
TOTAL SWITZERLAND..........................................             65,690,378            5.6%
                                                                    --------------           -----

TAIWAN -- (3.2%)
    Hon Hai Precision Industry Co., Ltd.................... 709,800      1,886,690            0.2%
    Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored
     ADR................................................... 103,887      2,281,358            0.2%
    Other Securities.......................................             35,328,890            3.0%
                                                                    --------------           -----
TOTAL TAIWAN...............................................             39,496,938            3.4%
                                                                    --------------           -----

THAILAND -- (0.5%)
    Other Securities.......................................              5,957,938            0.5%
                                                                    --------------           -----

TURKEY -- (0.3%)
    Other Securities.......................................              3,808,313            0.3%
                                                                    --------------           -----

UNITED KINGDOM -- (12.9%)
    Barclays P.L.C. Sponsored ADR.......................... 133,292      1,896,745            0.2%
    BP P.L.C. Sponsored ADR................................ 187,448      6,691,894            0.6%
    HSBC Holdings P.L.C. Sponsored ADR..................... 107,775      4,210,769            0.4%
    Royal Dutch Shell P.L.C. Sponsored ADR (B03MM73).......  37,236      1,961,965            0.2%
    Royal Dutch Shell P.L.C. Sponsored ADR (780259206).....  60,350      3,165,961            0.3%
    SSE P.L.C..............................................  92,601      2,154,324            0.2%
    Other Securities.......................................            139,334,086           11.7%
                                                                    --------------           -----
TOTAL UNITED KINGDOM.......................................            159,415,744           13.6%
                                                                    --------------           -----

UNITED STATES -- (0.0%)
    Other Securities.......................................                      2            0.0%
                                                                    --------------           -----
TOTAL COMMON STOCKS........................................          1,155,458,766           98.7%
                                                                    --------------           -----

PREFERRED STOCKS -- (0.6%)
BRAZIL -- (0.3%)
    Other Securities.......................................              4,451,388            0.4%
                                                                    --------------           -----

CHILE -- (0.0%)
    Other Securities.......................................                122,188            0.0%
                                                                    --------------           -----

COLOMBIA -- (0.0%)
    Other Securities.......................................                137,722            0.0%
                                                                    --------------           -----

GERMANY -- (0.3%)
    Other Securities.......................................              3,289,110            0.3%
                                                                    --------------           -----
TOTAL PREFERRED STOCKS.....................................              8,000,408            0.7%
                                                                    --------------           -----

RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
    Other Securities.......................................                     --            0.0%
                                                                    --------------           -----

CHINA -- (0.0%)
    Other Securities.......................................                    768            0.0%
                                                                    --------------           -----

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                    Percentage
                                          Shares      Value++     of Net Assets**
                                          ------      -------     ---------------

 FRANCE -- (0.0%)
        Other Securities................           $        8,406            0.0%
                                                   --------------          ------

 HONG KONG -- (0.0%)
        Other Securities................                      293            0.0%
                                                   --------------          ------

 ITALY -- (0.0%)
        Other Securities................                       --            0.0%
                                                   --------------          ------

 MALAYSIA -- (0.0%)
        Other Securities................                      515            0.0%
                                                   --------------          ------

 SOUTH KOREA -- (0.0%)
        Other Securities................                    8,997            0.0%
                                                   --------------          ------

 SPAIN -- (0.0%)
        Other Securities................                   33,686            0.0%
                                                   --------------          ------

 TAIWAN -- (0.0%)
        Other Securities................                       --            0.0%
                                                   --------------          ------

 THAILAND -- (0.0%)
        Other Securities................                      217            0.0%
                                                   --------------          ------

 UNITED KINGDOM -- (0.0%)
        Other Securities................                   30,781            0.0%
                                                   --------------          ------
 TOTAL RIGHTS/WARRANTS..................                   83,663            0.0%
                                                   --------------          ------

 BONDS -- (0.0%)

 INDIA -- (0.0%)
        Other Securities................                      496            0.0%
                                                   --------------          ------
 TOTAL INVESTMENT SECURITIES............            1,163,543,333
                                                   --------------

                                                      Value+
                                            -         ------
 SECURITIES LENDING COLLATERAL -- (5.6%)
 (S)@   DFA Short Term Investment Fund.. 5,918,311     68,474,860            5.8%
                                                   --------------          ------
 TOTAL INVESTMENTS -- (100.0%)
   (Cost $1,288,470,807)..............             $1,232,018,193          105.2%
                                                   ==============          ======

Summary of the Portfolio's investments as of October 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                            Investments in Securities (Market Value)
                           -------------------------------------------
                             Level 1     Level 2   Level 3    Total
                           ----------- ----------- ------- -----------
         Common Stocks
           Australia...... $ 1,176,985 $48,723,794   --    $49,900,779
           Austria........          --   4,995,738   --      4,995,738
           Belgium........     516,695  13,142,340   --     13,659,035
           Brazil.........   1,359,292  10,563,991   --     11,923,283
           Canada.........  69,605,862          --   --     69,605,862
           Chile..........     662,332   2,124,501   --      2,786,833
           China..........   4,669,005  59,275,281   --     63,944,286
           Colombia.......     934,673          --   --        934,673
           Czech Republic.          --     283,137   --        283,137
           Denmark........     284,194  14,926,733   --     15,210,927

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                    Investments in Securities (Market Value)
                               --------------------------------------------------
                                 Level 1       Level 2     Level 3     Total
                               ------------ -------------- ------- --------------
  Egypt....................... $         -- $      113,666   --    $      113,666
  Finland.....................       72,155     13,924,352   --        13,996,507
  France......................    1,996,872     65,927,136   --        67,924,008
  Germany.....................    2,808,596     59,383,868   --        62,192,464
  Greece......................           --        460,028   --           460,028
  Hong Kong...................       57,707     26,507,660   --        26,565,367
  Hungary.....................           --        583,542   --           583,542
  India.......................      970,816     23,000,071   --        23,970,887
  Indonesia...................      119,280      5,659,756   --         5,779,036
  Ireland.....................    1,245,023      3,797,880   --         5,042,903
  Israel......................    2,561,524      3,728,997   --         6,290,521
  Italy.......................      363,923     26,406,007   --        26,769,930
  Japan.......................    3,406,441    207,732,478   --       211,138,919
  Malaysia....................           --      7,139,565   --         7,139,565
  Mexico......................   10,599,647             --   --        10,599,647
  Netherlands.................    2,651,326     20,415,317   --        23,066,643
  New Zealand.................           --      4,138,843   --         4,138,843
  Norway......................      344,925      6,573,674   --         6,918,599
  Peru........................      151,732             --   --           151,732
  Philippines.................       42,678      3,730,650   --         3,773,328
  Poland......................           --      3,566,533   --         3,566,533
  Portugal....................           --      3,080,756   --         3,080,756
  Russia......................       95,634      2,432,990   --         2,528,624
  Singapore...................           --     11,499,215   --        11,499,215
  South Africa................    2,284,807     17,509,371   --        19,794,178
  South Korea.................      881,888     47,676,502   --        48,558,390
  Spain.......................      836,615     24,804,364   --        25,640,979
  Sweden......................       97,660     26,462,430   --        26,560,090
  Switzerland.................    3,314,332     62,376,046   --        65,690,378
  Taiwan......................    2,467,954     37,028,984   --        39,496,938
  Thailand....................    5,957,938             --   --         5,957,938
  Turkey......................       23,784      3,784,529   --         3,808,313
  United Kingdom..............   35,215,634    124,200,110   --       159,415,744
  United States...............            2             --   --                 2
Preferred Stocks
  Brazil......................      907,313      3,544,075   --         4,451,388
  Chile.......................           --        122,188   --           122,188
  Colombia....................      137,722             --   --           137,722
  Germany.....................           --      3,289,110   --         3,289,110
Rights/Warrants
  Australia...................           --             --   --                --
  China.......................           --            768   --               768
  France......................           --          8,406   --             8,406
  Hong Kong...................           --            293   --               293
  Italy.......................           --             --   --                --
  Malaysia....................           --            515   --               515
  South Korea.................           --          8,997   --             8,997
  Spain.......................           --         33,686   --            33,686
  Taiwan......................           --             --   --                --
  Thailand....................           --            217   --               217
  United Kingdom..............           --         30,781   --            30,781
Bonds
  India.......................           --            496   --               496
Securities Lending Collateral.           --     68,474,860   --        68,474,860
                               ------------ --------------   --    --------------
TOTAL......................... $158,822,966 $1,073,195,227   --    $1,232,018,193
                               ============ ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                          WORLD CORE EQUITY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               October 31, 2015

                                                           Shares      Value+
                                                          --------- ------------
AFFILIATED INVESTMENT COMPANIES -- (97.3%)
Investment in U.S. Core Equity 1 Portfolio of
  DFA Investment Dimensions Group Inc.................... 5,890,621 $105,442,112
Investment in International Core Equity Portfolio of
  DFA Investment Dimensions Group Inc.................... 6,554,372   76,620,611
Investment in Emerging Markets Core Equity Portfolio of
  DFA Investment Dimensions Group Inc.................... 1,208,807   20,320,041
                                                                    ------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
     (Cost $208,990,189).................................            202,382,764
                                                                    ------------

TEMPORARY CASH INVESTMENTS -- (2.7%)
State Street Institutional Liquid Reserves, 0.140%
  (Cost $5,697,578)...................................... 5,697,578    5,697,578
                                                                    ------------
   TOTAL INVESTMENTS -- (100.0%)
     (Cost $214,687,767).................................           $208,080,342
                                                                    ============

Summary of the Fund's investments as of October 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investments in Securities (Market Value)
                                    -----------------------------------------
                                      Level 1    Level 2 Level 3    Total
                                    ------------ ------- ------- ------------
   Affiliated Investment Companies. $202,382,764   --      --    $202,382,764
   Temporary Cash Investments......    5,697,578   --      --       5,697,578
                                    ------------   --      --    ------------
   TOTAL........................... $208,080,342   --      --    $208,080,342
                                    ============   ==      ==    ============


                See accompanying Notes to Financial Statements.

                  SELECTIVELY HEDGED GLOBAL EQUITY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               October 31, 2015

                                                           Shares      Value+
                                                          --------- ------------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in U.S. Core Equity 2 Portfolio of
  DFA Investment Dimensions Group Inc.................... 6,427,297 $110,935,143
Investment in International Core Equity Portfolio of
  DFA Investment Dimensions Group Inc.................... 7,442,857   87,006,993
Investment in Emerging Markets Core Equity Portfolio of
  DFA Investment Dimensions Group Inc.................... 2,184,234   36,716,980
                                                                    ------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
     (Cost $227,605,421).................................            234,659,116
                                                                    ------------
   TOTAL INVESTMENTS -- (100.0%)
     (Cost $227,605,421).................................           $234,659,116
                                                                    ============

Summary of the Portfolio's investments as of October 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investments in Securities (Market Value)
                                   ------------------------------------------
                                     Level 1    Level 2  Level 3    Total
                                   ------------ -------- ------- ------------
  Affiliated Investment Companies. $234,659,116       --   --    $234,659,116
  Futures Contracts**.............      752,227       --   --         752,227
  Forward Currency Contracts**....           -- $108,097   --         108,097
                                   ------------ --------   --    ------------
  TOTAL........................... $235,411,343 $108,097   --    $235,519,440
                                   ============ ========   ==    ============

  **Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                See accompanying Notes to Financial Statements.

                            SCHEDULE OF INVESTMENTS

                               October 31, 2015


                          EMERGING MARKETS PORTFOLIO

                                                                   Value+
                                                               --------------
  AFFILIATED INVESTMENT COMPANY -- (100.0%)
  Investment in The Emerging Markets Series of The DFA
    Investment Trust Company.................................. $4,321,201,335
                                                               --------------
     TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost
       $3,846,697,740)........................................ $4,321,201,335
                                                               ==============

Summary of the Portfolio's Master Fund's investments as of October 31, 2015, based on their valuation inputs, is located within this report (See Master Fund's Security Valuation Note).

                     EMERGING MARKETS SMALL CAP PORTFOLIO

                                                                 Value+
                                                             --------------
     AFFILIATED INVESTMENT COMPANY -- (100.0%)
     Investment in The Emerging Markets Small Cap Series of
       The DFA Investment Trust Company..................... $4,851,811,937
                                                             --------------
        TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
          (Cost $5,059,736,163)............................. $4,851,811,937
                                                             ==============

Summary of the Portfolio's Master Fund's investments as of October 31, 2015, based on their valuation inputs, is located within this report (See Master Fund's Security Valuation Note).

                       EMERGING MARKETS VALUE PORTFOLIO

                                                                Value+
                                                            ---------------
    AFFILIATED INVESTMENT COMPANY -- (100.0%)
    Investment in Dimensional Emerging Markets Value Fund.. $14,953,939,027
                                                            ---------------
       TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
         (Cost $18,008,368,827)............................ $14,953,939,027
                                                            ===============

Summary of the Portfolio's Master Fund's investments as of October 31, 2015, based on their valuation inputs, is located within this report (See Master Fund's Security Valuation Note).

                See accompanying Notes to Financial Statements.

                    EMERGING MARKETS CORE EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2015

                                                                                      Percentage
                                                           Shares       Value++     of Net Assets**
                                                           ------       -------     ---------------
COMMON STOCKS -- (90.8%)
BRAZIL -- (5.1%)
    AMBEV SA ADR........................................  11,551,499 $   56,255,800            0.4%
    BM&FBovespa SA......................................  12,822,223     37,912,586            0.3%
    Ultrapar Participacoes SA...........................   2,067,950     35,904,018            0.3%
    Other Securities....................................                677,447,688            4.4%
                                                                     --------------           -----
TOTAL BRAZIL............................................                807,520,092            5.4%
                                                                     --------------           -----

CHILE -- (1.4%)
    Other Securities....................................                228,449,810            1.5%
                                                                     --------------           -----

CHINA -- (13.6%)
    Bank of China, Ltd. Class H......................... 140,558,702     66,282,044            0.5%
    China Construction Bank Corp. Class H............... 176,997,302    128,279,837            0.9%
    China Mobile, Ltd...................................   3,162,000     37,891,591            0.3%
    China Mobile, Ltd. Sponsored ADR....................   1,846,091    111,337,748            0.8%
    CNOOC, Ltd..........................................  31,188,000     35,146,131            0.3%
    Industrial & Commercial Bank of China, Ltd. Class H. 198,793,725    126,095,871            0.9%
    Ping An Insurance Group Co. of China, Ltd. Class H..   9,055,000     50,886,185            0.4%
    Tencent Holdings, Ltd...............................   9,155,700    172,108,303            1.2%
    Other Securities....................................              1,446,186,089            9.3%
                                                                     --------------           -----
TOTAL CHINA.............................................              2,174,213,799           14.6%
                                                                     --------------           -----

COLOMBIA -- (0.4%)
    Other Securities....................................                 57,594,705            0.4%
                                                                     --------------           -----

CZECH REPUBLIC -- (0.2%)
    Other Securities....................................                 32,210,536            0.2%
                                                                     --------------           -----

EGYPT -- (0.1%)
    Other Securities....................................                 12,754,087            0.1%
                                                                     --------------           -----

GREECE -- (0.3%)
    Other Securities....................................                 55,442,748            0.4%
                                                                     --------------           -----

HUNGARY -- (0.3%)
    Other Securities....................................                 39,959,995            0.3%
                                                                     --------------           -----

INDIA -- (11.8%)
    Axis Bank, Ltd......................................   4,640,161     33,635,620            0.2%
    HDFC Bank, Ltd......................................   2,994,559     50,098,318            0.4%
    Infosys, Ltd........................................   2,076,360     35,933,363            0.3%
#   Infosys, Ltd. Sponsored ADR.........................   3,708,004     67,337,353            0.5%
    ITC, Ltd............................................   8,357,996     42,673,743            0.3%
    Reliance Industries, Ltd............................   3,562,145     51,525,147            0.4%
    Sun Pharmaceutical Industries, Ltd..................   2,764,476     37,521,895            0.3%
    Tata Consultancy Services, Ltd......................   1,530,394     58,458,783            0.4%
    Other Securities....................................              1,504,703,616            9.9%
                                                                     --------------           -----
TOTAL INDIA.............................................              1,881,887,838           12.7%
                                                                     --------------           -----

INDONESIA -- (2.7%)
    Bank Rakyat Indonesia Persero Tbk PT................  49,075,100     37,559,907            0.3%
    Other Securities....................................                392,382,097            2.6%
                                                                     --------------           -----
TOTAL INDONESIA.........................................                429,942,004            2.9%
                                                                     --------------           -----

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                                     Percentage
                                                           Shares      Value++     of Net Assets**
                                                           ------      -------     ---------------

MALAYSIA -- (3.9%)
#   Public Bank Bhd.....................................  8,524,711 $   35,839,605            0.3%
    Other Securities....................................               584,110,972            3.9%
                                                                    --------------           -----
TOTAL MALAYSIA..........................................               619,950,577            4.2%
                                                                    --------------           -----

MEXICO -- (5.0%)
    Alfa S.A.B. de C.V. Class A......................... 18,261,494     37,854,530            0.3%
    America Movil S.A.B. de C.V. Series L ADR...........  3,134,148     55,819,175            0.4%
*   Cemex S.A.B. de C.V. Sponsored ADR..................  6,630,428     41,838,001            0.3%
    Fomento Economico Mexicano S.A.B. de C.V. Sponsored
     ADR................................................    627,285     62,157,671            0.4%
    Grupo Financiero Banorte S.A.B. de C.V..............  8,941,097     47,867,222            0.3%
    Grupo Mexico S.A.B. de C.V. Series B................ 17,375,898     42,351,503            0.3%
    Grupo Televisa S.A.B. Sponsored ADR.................  1,756,608     51,187,557            0.4%
    Wal-Mart de Mexico S.A.B. de C.V.................... 16,371,536     43,362,597            0.3%
    Other Securities....................................               413,322,354            2.6%
                                                                    --------------           -----
TOTAL MEXICO............................................               795,760,610            5.3%
                                                                    --------------           -----

PERU -- (0.1%)
    Other Securities....................................                17,650,963            0.1%
                                                                    --------------           -----

PHILIPPINES -- (1.6%)
    Other Securities....................................               261,764,087            1.8%
                                                                    --------------           -----

POLAND -- (1.7%)
    Other Securities....................................               270,657,622            1.8%
                                                                    --------------           -----

RUSSIA -- (1.3%)
    Gazprom PAO Sponsored ADR...........................  9,142,364     38,528,957            0.3%
    Other Securities....................................               166,424,098            1.1%
                                                                    --------------           -----
TOTAL RUSSIA............................................               204,953,055            1.4%
                                                                    --------------           -----

SOUTH AFRICA -- (7.9%)
*   AngloGold Ashanti, Ltd. Sponsored ADR...............  4,151,296     35,036,938            0.2%
    Bidvest Group, Ltd. (The)...........................  1,810,062     46,237,232            0.3%
    FirstRand, Ltd...................................... 13,403,743     49,115,838            0.3%
    MTN Group, Ltd......................................  9,901,001    112,719,038            0.8%
    Naspers, Ltd. Class N...............................    495,769     72,379,490            0.5%
    Sanlam, Ltd.........................................  8,202,959     37,058,722            0.3%
    Sasol, Ltd..........................................  1,199,596     38,437,056            0.3%
#   Sasol, Ltd. Sponsored ADR...........................  1,125,382     36,192,285            0.3%
    Standard Bank Group, Ltd............................  5,266,378     54,718,329            0.4%
#   Steinhoff International Holdings, Ltd...............  8,674,816     53,032,943            0.4%
    Other Securities....................................               719,184,696            4.6%
                                                                    --------------           -----
TOTAL SOUTH AFRICA......................................             1,254,112,567            8.4%
                                                                    --------------           -----

SOUTH KOREA -- (14.4%)
#   Hyundai Motor Co....................................    364,834     49,834,350            0.4%
    Samsung Electronics Co., Ltd........................    369,532    443,226,108            3.0%
#   Samsung Fire & Marine Insurance Co., Ltd............    119,485     33,509,951            0.2%
    SK Hynix, Inc.......................................  1,464,740     39,199,701            0.3%
    Other Securities....................................             1,733,191,527           11.6%
                                                                    --------------           -----
TOTAL SOUTH KOREA.......................................             2,298,961,637           15.5%
                                                                    --------------           -----

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                                         Percentage
                                                              Shares       Value++     of Net Assets**
                                                              ------       -------     ---------------

TAIWAN -- (13.9%)
    Hon Hai Precision Industry Co., Ltd.................... 50,079,095 $   133,113,168            0.9%
    Taiwan Semiconductor Manufacturing Co., Ltd............ 41,147,652     173,382,448            1.2%
    Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored
     ADR...................................................  4,310,596      94,660,688            0.7%
    Other Securities.......................................              1,808,124,459           12.1%
                                                                       ---------------           -----
TOTAL TAIWAN...............................................              2,209,280,763           14.9%
                                                                       ---------------           -----

THAILAND -- (3.0%)
    PTT PCL................................................  4,968,880      38,418,275            0.3%
    Other Securities.......................................                440,973,706            2.9%
                                                                       ---------------           -----
TOTAL THAILAND.............................................                479,391,981            3.2%
                                                                       ---------------           -----

TURKEY -- (2.1%)
    Other Securities.......................................                338,179,107            2.3%
                                                                       ---------------           -----
TOTAL COMMON STOCKS........................................             14,470,638,583           97.4%
                                                                       ---------------           -----

PREFERRED STOCKS -- (2.0%)

BRAZIL -- (1.9%)
    Itau Unibanco Holding SA...............................  9,694,322      66,580,726            0.5%
    Itau Unibanco Holding SA ADR...........................  7,267,963      49,785,546            0.3%
    Other Securities.......................................                195,486,933            1.3%
                                                                       ---------------           -----
TOTAL BRAZIL...............................................                311,853,205            2.1%
                                                                       ---------------           -----

CHILE -- (0.0%)
    Other Securities.......................................                  2,999,365            0.0%
                                                                       ---------------           -----

COLOMBIA -- (0.1%)
    Other Securities.......................................                 12,115,153            0.1%
                                                                       ---------------           -----
TOTAL PREFERRED STOCKS.....................................                326,967,723            2.2%
                                                                       ---------------           -----

RIGHTS/WARRANTS -- (0.0%)
HONG KONG -- (0.0%)
    Other Securities.......................................                     12,422            0.0%
                                                                       ---------------           -----

MALAYSIA -- (0.0%)
    Other Securities.......................................                    175,959            0.0%
                                                                       ---------------           -----

POLAND -- (0.0%)
    Other Securities.......................................                         --            0.0%
                                                                       ---------------           -----

SOUTH KOREA -- (0.0%)
    Other Securities.......................................                    450,531            0.0%
                                                                       ---------------           -----

TAIWAN -- (0.0%)
    Other Securities.......................................                         --            0.0%
                                                                       ---------------           -----

THAILAND -- (0.0%)
    Other Securities.......................................                     68,373            0.0%
                                                                       ---------------           -----
TOTAL RIGHTS/WARRANTS......................................                    707,285            0.0%
                                                                       ---------------           -----

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                     Percentage
                                          Shares       Value++     of Net Assets**
                                          ------       -------     ---------------
BONDS -- (0.0%)
INDIA -- (0.0%)
       Other Securities................            $       109,543            0.0%
                                                   ---------------          ------
TOTAL INVESTMENT SECURITIES............             14,798,423,134
                                                   ---------------

                                                       Value+
                                            -          ------             -
SECURITIES LENDING COLLATERAL -- (7.2%)
(S)@   DFA Short Term Investment Fund.. 98,907,352   1,144,358,063            7.7%
                                                   ---------------          ------
TOTAL INVESTMENTS -- (100.0%)..........
  (Cost $17,113,195,507).............              $15,942,781,197          107.3%
                                                   ===============          ======

Summary of the Portfolio's investments as of October 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      Investments in Securities (Market Value)
                               ------------------------------------------------------
                                  Level 1         Level 2     Level 3      Total
                               -------------- --------------- ------- ---------------
Common Stocks
  Brazil...................... $  185,698,474 $   621,821,618   --    $   807,520,092
  Chile.......................     71,624,366     156,825,444   --        228,449,810
  China.......................    224,398,662   1,949,815,137   --      2,174,213,799
  Colombia....................     57,594,705              --   --         57,594,705
  Czech Republic..............             --      32,210,536   --         32,210,536
  Egypt.......................             --      12,754,087   --         12,754,087
  Greece......................        616,094      54,826,654   --         55,442,748
  Hungary.....................        249,821      39,710,174   --         39,959,995
  India.......................    128,076,768   1,753,811,070   --      1,881,887,838
  Indonesia...................     18,524,862     411,417,142   --        429,942,004
  Malaysia....................             --     619,950,577   --        619,950,577
  Mexico......................    795,760,393             217   --        795,760,610
  Peru........................     17,650,963              --   --         17,650,963
  Philippines.................      7,501,228     254,262,859   --        261,764,087
  Poland......................             --     270,657,622   --        270,657,622
  Russia......................      5,860,618     199,092,437   --        204,953,055
  South Africa................    121,053,657   1,133,058,910   --      1,254,112,567
  South Korea.................     72,220,097   2,226,741,540   --      2,298,961,637
  Taiwan......................    117,206,656   2,092,074,107   --      2,209,280,763
  Thailand....................    478,931,452         460,529   --        479,391,981
  Turkey......................      2,889,033     335,290,074   --        338,179,107
Preferred Stocks
  Brazil......................    102,755,590     209,097,615   --        311,853,205
  Chile.......................             --       2,999,365   --          2,999,365
  Colombia....................     12,115,153              --   --         12,115,153
Rights/Warrants
  Hong Kong...................             --          12,422   --             12,422
  Malaysia....................             --         175,959   --            175,959
  Poland......................             --              --   --                 --
  South Korea.................             --         450,531   --            450,531
  Taiwan......................             --              --   --                 --
  Thailand....................             --          68,373   --             68,373
Bonds
  India.......................             --         109,543   --            109,543
Securities Lending Collateral.             --   1,144,358,063   --      1,144,358,063
                               -------------- ---------------   --    ---------------
TOTAL......................... $2,420,728,592 $13,522,052,605   --    $15,942,781,197
                               ============== ===============   ==    ===============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2015
          (Amounts in thousands, except share and per share amounts)

                                                                 Enhanced U.S.
                                                                     Large     U.S. Large Cap
                                                                    Company        Equity     U.S. Large Cap   U.S. Targeted
                                                                   Portfolio     Portfolio*   Value Portfolio Value Portfolio*
-                                                                ------------- -------------- --------------- ----------------
ASSETS:
Investments in Affiliated Investment Company at Value...........           --             --  $   15,873,346              --
Investments at Value (including $50,351, $39,844, $0 and
 $1,517,302 of securities on loan, respectively)................ $    202,979   $    696,498              --    $  7,122,004
Temporary Cash Investments at Value & Cost......................           --            803              --          40,738
Collateral from Securities on Loan Invested in Affiliate at
 Value & Cost...................................................       51,365         36,101              --       1,274,928
Cash............................................................        5,790             --              --              77
Receivables:
  Investment Securities/Affiliated Investment Company Sold......           --          1,129              --          19,632
  Dividends and Tax Reclaims....................................          717            741              --           2,752
  Securities Lending Income.....................................           11             15              --             589
  Fund Shares Sold..............................................          137          1,524          17,123           5,977
Prepaid Expenses and Other Assets...............................           13             16             105              62
                                                                 ------------   ------------  --------------    ------------
    Total Assets................................................      261,012        736,827      15,890,574       8,466,759
                                                                 ------------   ------------  --------------    ------------
LIABILITIES:
Payables:
  Due to Custodian..............................................           --             20              --              --
  Upon Return of Securities Loaned..............................       51,365         36,101              --       1,274,928
  Investment Securities/Affiliated Investment Company
   Purchased....................................................        5,030            649              --          20,094
  Fund Shares Redeemed..........................................           11            785          80,104           5,692
  Due to Advisor................................................           34             70           1,976           2,099
  Futures Margin Variation......................................          911             --              --              --
Accrued Expenses and Other Liabilities..........................           20             58             559             479
                                                                 ------------   ------------  --------------    ------------
    Total Liabilities...........................................       57,371         37,683          82,639       1,303,292
                                                                 ------------   ------------  --------------    ------------
NET ASSETS...................................................... $    203,641   $    699,144  $   15,807,935    $  7,163,467
                                                                 ============   ============  ==============    ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
 PER SHARE:.....................................................
Class R1 Shares -- based on net assets of $0; $0; $0 and
 $40,159 and shares outstanding of 0; 0; 0 and 1,861,151,
 respectively...................................................          N/A            N/A             N/A    $      21.58
                                                                 ============   ============  ==============    ============
NUMBER OF SHARES AUTHORIZED.....................................          N/A            N/A             N/A     100,000,000
                                                                 ============   ============  ==============    ============
Class R2 Shares -- based on net assets of $0; $0; $0 and
 $135,412 and shares outstanding of 0; 0; 0 and 6,295,289,
 respectively...................................................          N/A            N/A             N/A    $      21.51
                                                                 ============   ============  ==============    ============
NUMBER OF SHARES AUTHORIZED.....................................          N/A            N/A             N/A     100,000,000
                                                                 ============   ============  ==============    ============
Institutional Class Shares -- based on net assets of $203,641;
 $699,144; $15,807,935 and $6,987,896 and shares
 outstanding of 16,234,364; 54,382,736; 475,150,278 and
 324,185,677, respectively...................................... $      12.54   $      12.86  $        33.27    $      21.56
                                                                 ============   ============  ==============    ============
NUMBER OF SHARES AUTHORIZED.....................................  300,000,000    100,000,000   2,000,000,000     700,000,000
                                                                 ============   ============  ==============    ============
Investments in Affiliated Investment Company at Cost............ $         --   $         --  $   11,374,012    $         --
                                                                 ------------   ------------  --------------    ------------
Investments at Cost............................................. $    203,085   $    665,207  $           --    $  6,198,992
                                                                 ============   ============  ==============    ============
NET ASSETS CONSIST OF:
Paid-In Capital................................................. $    190,374   $    668,084  $   10,635,005    $  5,936,565
Undistributed Net Investment Income (Distributions in Excess of
 Net Investment Income).........................................           48          1,341          29,922           8,044
Accumulated Net Realized Gain (Loss)............................       12,534         (1,572)        643,674         295,846
Net Unrealized Appreciation (Depreciation)......................          685         31,291       4,499,334         923,012
                                                                 ------------   ------------  --------------    ------------
NET ASSETS...................................................... $    203,641   $    699,144  $   15,807,935    $  7,163,467
                                                                 ============   ============  ==============    ============

----------
* See Note K in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2015
          (Amounts in thousands, except share and per share amounts)

                                                                         U.S. Core      U.S. Core     U.S. Vector
                                                       U.S. Small Cap     Equity 1       Equity 2       Equity
                                                      Value Portfolio*   Portfolio*     Portfolio*    Portfolio*
                                                      ---------------- -------------- -------------- --------------
ASSETS:
Investments at Value (including $1,941,525,
 $1,792,626, $2,233,153 and $685,194 of securities
 on loan, respectively)..............................  $   11,465,574  $   13,217,437 $   15,151,126 $    3,628,981
Temporary Cash Investments at Value & Cost...........         148,687          45,710         45,061         29,019
Collateral from Securities on Loan Invested in
 Affiliate at Value & Cost...........................       1,662,904       1,451,407      1,724,551        582,015
Cash.................................................              48              --             --             --
Receivables:
  Investment Securities Sold.........................          96,000           5,567          9,899          6,767
  Dividends..........................................           2,849          12,254         14,275          2,817
  Securities Lending Income..........................             811             584            808            278
  Fund Shares Sold...................................          16,622          18,738         13,781          2,096
Prepaid Expenses and Other Assets....................              94             141            179             48
                                                       --------------  -------------- -------------- --------------
     Total Assets....................................      13,393,589      14,751,838     16,959,680      4,252,021
                                                       --------------  -------------- -------------- --------------
LIABILITIES:
Payables:
  Due to Custodian...................................              --             222            195              1
  Upon Return of Securities Loaned...................       1,662,904       1,451,407      1,724,551        582,015
  Investment Securities Purchased....................          38,532          12,325         25,188         14,487
  Fund Shares Redeemed...............................           6,265           9,620          5,902          2,877
  Due to Advisor.....................................           4,928           1,857          2,512            913
Accrued Expenses and Other Liabilities...............             698             633            768            199
                                                       --------------  -------------- -------------- --------------
     Total Liabilities...............................       1,713,327       1,476,064      1,759,116        600,492
                                                       --------------  -------------- -------------- --------------
NET ASSETS...........................................  $   11,680,262  $   13,275,774 $   15,200,564 $    3,651,529
                                                       ==============  ============== ============== ==============
NET ASSET VALUE, OFFERING AND
 REDEMPTION PRICE PER SHARE:
Institutional Class Shares -- based on net assets of
 $11,680,262; $13,275,774; $15,200,564 and
 $3,651,529 and shares outstanding of
 353,042,332; 741,605,495; 880,670,994 and
 225,076,291, respectively...........................  $        33.08  $        17.90 $        17.26 $        16.22
                                                       ==============  ============== ============== ==============
NUMBER OF SHARES AUTHORIZED..........................   1,700,000,000   1,500,000,000  2,300,000,000  1,000,000,000
                                                       ==============  ============== ============== ==============
Investments at Cost..................................  $    9,213,439  $    9,940,683 $   11,101,161 $    2,697,099
                                                       ==============  ============== ============== ==============
NET ASSETS CONSIST OF:
Paid-In Capital......................................  $    8,939,098  $    9,817,893 $   10,832,003 $    2,596,160
Undistributed Net Investment Income (Distributions
 in Excess of Net Investment Income).................           6,188          21,625         25,434          4,454
Accumulated Net Realized Gain (Loss).................         482,841         159,502        293,162        119,033
Net Unrealized Appreciation (Depreciation)...........       2,252,135       3,276,754      4,049,965        931,882
                                                       --------------  -------------- -------------- --------------
NET ASSETS...........................................  $   11,680,262  $   13,275,774 $   15,200,564 $    3,651,529
                                                       ==============  ============== ============== ==============

----------
* See Note K in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2015
          (Amounts in thousands, except share and per share amounts)

                                                                                             DFA Real
                                                                                              Estate       Large Cap
                                                             U.S. Small Cap U.S. Micro Cap  Securities   International
                                                               Portfolio*     Portfolio*    Portfolio*    Portfolio*
                                                             -------------- -------------- ------------  -------------
ASSETS:
Investments at Value (including $2,328,280, $898,051,
 $354,060 and $179,932 of securities on loan,
 respectively).............................................. $   10,551,871 $    4,984,595 $  6,539,667  $  3,133,692
Temporary Cash Investments at Value & Cost..................         20,271         30,728       10,968            --
Collateral from Securities on Loan Invested in Affiliate at
 Value & Cost...............................................      2,235,539        859,652      252,029       181,845
Foreign Currencies at Value.................................             --             --           --         1,300
Cash........................................................             66            100           --         8,959
Receivables:
  Investment Securities Sold................................         30,441         10,470           25            --
  Dividends and Tax Reclaims................................          2,922          1,883        6,050         7,967
  Securities Lending Income.................................            973            479           26           167
  Fund Shares Sold..........................................         18,016          1,423        3,480         1,375
Prepaid Expenses and Other Assets...........................             44             38           63            26
                                                             -------------- -------------- ------------  ------------
     Total Assets...........................................     12,860,143      5,889,368    6,812,208     3,335,331
                                                             -------------- -------------- ------------  ------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned..........................      2,235,539        859,652      252,029       181,845
  Investment Securities Purchased...........................            859         19,317        3,094            71
  Fund Shares Redeemed......................................          3,551            906        2,843         2,182
  Due to Advisor............................................          3,097          2,096          740           660
Accrued Expenses and Other Liabilities......................            555            306          310           239
                                                             -------------- -------------- ------------  ------------
     Total Liabilities......................................      2,243,601        882,277      259,016       184,997
                                                             -------------- -------------- ------------  ------------
NET ASSETS.................................................. $   10,616,542 $    5,007,091 $  6,553,192  $  3,150,334
                                                             ============== ============== ============  ============
NET ASSET VALUE, OFFERING AND REDEMPTION
 PRICE PER SHARE:
Institutional Class Shares -- based on net assets of
 $10,616,542; $5,007,091; $6,553,192 and $3,150,334
 and shares outstanding of 344,285,171; 263,465,630;
 198,346,245 and 154,744,046, respectively.................. $        30.84 $        19.00 $      33.04  $      20.36
                                                             ============== ============== ============  ============
NUMBER OF SHARES AUTHORIZED.................................  1,000,000,000  1,500,000,000  700,000,000   500,000,000
                                                             ============== ============== ============  ============
Investments at Cost......................................... $    8,474,761 $    3,605,086 $  4,568,269  $  2,737,226
                                                             ============== ============== ============  ============
Foreign Currencies at Cost.................................. $           -- $           -- $         --  $      1,298
                                                             ============== ============== ============  ============
NET ASSETS CONSIST OF:
Paid-In Capital............................................. $    8,043,015 $    3,361,968 $  4,685,103  $  3,035,771
Undistributed Net Investment Income (Distributions in
 Excess of Net Investment Income)...........................          7,767          2,845         (120)        8,542
Accumulated Net Realized Gain (Loss)........................        488,650        262,769     (103,189)     (290,399)
Net Unrealized Foreign Exchange Gain (Loss).................             --             --           --           (48)
Net Unrealized Appreciation (Depreciation)..................      2,077,110      1,379,509    1,971,398       396,468
                                                             -------------- -------------- ------------  ------------
NET ASSETS.................................................. $   10,616,542 $    5,007,091 $  6,553,192  $  3,150,334
                                                             ============== ============== ============  ============

----------
* See Note K in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2015
          (Amounts in thousands, except share and per share amounts)

                                                                              International                 Asia Pacific
                                                              International       Small      Japanese Small    Small
                                                               Core Equity       Company        Company       Company
                                                               Portfolio*       Portfolio      Portfolio     Portfolio
                                                             --------------  --------------  -------------- ------------
ASSETS:
Investments in Affiliated Investment Companies at
 Value......................................................             --  $    9,183,489   $    464,287  $    200,339
Investments at Value (including $961,874, $0, $0 and $0
 of securities on loan, respectively)....................... $   14,345,363              --             --            --
Collateral from Securities on Loan Invested in Affiliate at
 Value & Cost...............................................        999,853              --             --            --
Foreign Currencies at Value.................................          4,912              --             --            --
Cash........................................................         73,586             133             --            --
Receivables:
Investment Securities Sold..................................          1,271              --             --            --
  Dividends and Tax Reclaims................................         34,913              --             --            --
  Securities Lending Income.................................          1,400              --             --            --
  Fund Shares Sold..........................................         15,192         146,021              5            --
Unrealized Gain on Foreign Currency Contracts...............            257              --             --            --
Prepaid Expenses and Other Assets...........................            208              43              7             8
                                                             --------------  --------------   ------------  ------------
     Total Assets...........................................     15,476,955       9,329,686        464,299       200,347
                                                             --------------  --------------   ------------  ------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned..........................        999,853              --             --            --
  Investment Securities Purchased...........................         43,023              --             --            --
  Fund Shares Redeemed......................................          8,242           2,713            134            --
  Due to Advisor............................................          4,223           3,100            157            67
Accrued Expenses and Other Liabilities......................          1,046             381             11            10
                                                             --------------  --------------   ------------  ------------
     Total Liabilities......................................      1,056,387           6,194            302            77
                                                             --------------  --------------   ------------  ------------
NET ASSETS.................................................. $   14,420,568  $    9,323,492   $    463,997  $    200,270
                                                             ==============  ==============   ============  ============
NET ASSET VALUE, OFFERING AND REDEMPTION
 PRICE PER SHARE:
Institutional Class Shares -- based on net assets of
 $14,420,568; $9,323,492; $463,997 and $200,270 and
 shares outstanding of 1,233,415,586; 524,490,688;
 22,680,456 and 10,509,822, respectively.................... $        11.69  $        17.78   $      20.46  $      19.06
                                                             ==============  ==============   ============  ============
NUMBER OF SHARES AUTHORIZED.................................  2,000,000,000   1,500,000,000    100,000,000   100,000,000
                                                             ==============  ==============   ============  ============
Investments in Affiliated Investment Companies at
 Cost....................................................... $           --  $    8,450,933   $    427,037  $    239,209
                                                             ==============  ==============   ============  ============
Investments at Cost......................................... $   13,862,815  $           --   $         --  $         --
                                                             ==============  ==============   ============  ============
Foreign Currencies at Cost.................................. $        4,908  $           --   $         --  $         --
                                                             ==============  ==============   ============  ============
NET ASSETS CONSIST OF:
Paid-In Capital............................................. $   14,222,598  $    8,357,634   $    479,514  $    273,164
Undistributed Net Investment Income (Distributions in
 Excess of Net Investment Income)...........................         17,301          34,648          1,497            83
Accumulated Net Realized Gain (Loss)........................       (301,605)        198,899        (54,208)      (34,103)
Net Unrealized Foreign Exchange Gain (Loss).................           (278)           (245)           (56)           (4)
Net Unrealized Appreciation (Depreciation)..................        482,552         732,556         37,250       (38,870)
                                                             --------------  --------------   ------------  ------------
NET ASSETS.................................................. $   14,420,568  $    9,323,492   $    463,997  $    200,270
                                                             ==============  ==============   ============  ============

----------
* See Note K in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2015
          (Amounts in thousands, except share and per share amounts)

                                                                                  DFA
                                                   United      Continental   International    DFA Global          DFA
                                                Kingdom Small     Small       Real Estate     Real Estate    International
                                                   Company       Company      Securities      Securities       Small Cap
                                                  Portfolio     Portfolio     Portfolio*       Portfolio    Value Portfolio*
                                                ------------- ------------  --------------  --------------  ----------------
ASSETS:
Investments in Affiliated Investment Companies
 at Value...................................... $     35,645  $    278,064              --  $    3,022,957               --
Investments at Value (including $0, $0,
 $110,637, $369,586 and $888,702 of
 securities on loan, respectively).............           --            --  $    3,515,243       1,012,014   $   12,419,745
Collateral from Securities on Loan Invested in
 Affiliate at Value & Cost.....................           --            --         141,485         379,932          960,172
Foreign Currencies at Value....................           --            --           6,698              --           44,849
Cash...........................................           --            --           7,462          23,428           27,629
Receivables:
  Investment Securities/Affiliated Investment
   Company Sold................................           --            --              51              --           56,989
  Dividends and Tax Reclaims...................           --            --          12,297           1,005           35,981
  Securities Lending Income....................           --            --              95              33            1,930
  Fund Shares Sold.............................           --            64           1,367           2,204            5,850
Unrealized Gain on Foreign Currency
 Contracts.....................................           --            --               3              --               --
Prepaid Expenses and Other Assets..............            6             7              17              52               97
                                                ------------  ------------  --------------  --------------   --------------
     Total Assets..............................       35,651       278,135       3,684,718       4,441,625       13,553,242
                                                ------------  ------------  --------------  --------------   --------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned.............           --            --         141,485         379,932          960,172
  Investment Securities/Affiliated Investment
   Company Purchased...........................           --            --             936              --            4,345
  Fund Shares Redeemed.........................           --             2           1,215           1,611            3,202
  Due to Advisor...............................           11            94             738              17            6,897
Unrealized Loss on Foreign Currency
 Contracts.....................................           --            --              --              --                1
Accrued Expenses and Other Liabilities.........            3            15             252             149            1,050
                                                ------------  ------------  --------------  --------------   --------------
     Total Liabilities.........................           14           111         144,626         381,709          975,667
                                                ------------  ------------  --------------  --------------   --------------
NET ASSETS..................................... $     35,637  $    278,024  $    3,540,092  $    4,059,916   $   12,577,575
                                                ============  ============  ==============  ==============   ==============
NET ASSET VALUE, OFFERING AND
 REDEMPTION PRICE PER SHARE:
Institutional Class Shares -- based on net
 assets of $35,637; $278,024; $3,540,092;
 $4,059,916 and $12,577,575 and shares
 outstanding of 1,003,742; 13,403,697;
 671,223,306; 383,278,639 and 647,142,906,
 respectively.................................. $      35.50  $      20.74  $         5.27  $        10.59   $        19.44
                                                ============  ============  ==============  ==============   ==============
NUMBER OF SHARES AUTHORIZED....................  100,000,000   100,000,000   1,200,000,000   1,500,000,000    2,300,000,000
                                                ============  ============  ==============  ==============   ==============
Investments in Affiliated Investment Companies
 at Cost....................................... $     24,851  $    246,159  $           --  $    2,430,621   $           --
                                                ============  ============  ==============  ==============   ==============
Investments at Cost............................ $         --  $          1  $    3,264,732  $      968,979   $   11,104,010
                                                ============  ============  ==============  ==============   ==============
Foreign Currencies at Cost..................... $         --  $         --  $        6,834  $           --   $       44,879
                                                ============  ============  ==============  ==============   ==============
NET ASSETS CONSIST OF:
Paid-In Capital................................ $     23,177  $    262,917  $    3,767,966  $    3,412,033   $   11,051,621
Undistributed Net Investment Income
 (Distributions in Excess of Net Investment
 Income).......................................          207           248        (221,598)         50,527           44,763
Accumulated Net Realized Gain (Loss)...........        1,455       (17,161)       (256,654)        (38,015)         165,223
Net Unrealized Foreign Exchange Gain
 (Loss)........................................            4           116               3              --              263
Net Unrealized Appreciation (Depreciation).....       10,794        31,904         250,375         635,371        1,315,705
                                                ------------  ------------  --------------  --------------   --------------
NET ASSETS..................................... $     35,637  $    278,024  $    3,540,092  $    4,059,916   $   12,577,575
                                                ============  ============  ==============  ==============   ==============

----------
* See Note K in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2015
          (Amounts in thousands, except share and per share amounts)

                                                      International                 World ex U.S.  World ex U.S.  World Core
                                                      Vector Equity  World ex U.S.  Targeted Value  Core Equity     Equity
                                                       Portfolio*   Value Portfolio   Portfolio*    Portfolio*    Portfolio
                                                      ------------- --------------- -------------- ------------- ------------
ASSETS:
Investments in Affiliated Investment Companies at
 Value...............................................           --   $    155,464              --            --  $    202,383
Investments at Value (including $110,906, $0,
 $12,962, $68,252 and $0 of securities on loan,
 respectively)....................................... $  1,585,942             --    $    226,413  $  1,163,543            --
Temporary Cash Investments at Value & Cost...........           --             --              --            --         5,698
Collateral from Securities on Loan Invested in
 Affiliate at Value & Cost...........................      115,826             --          13,402        68,475            --
Foreign Currencies at Value..........................          820             --             280           883            --
Cash.................................................        4,540             --             385         3,659            --
Receivables:
  Investment Securities Sold.........................          120             --              --            --            --
  Dividends and Tax Reclaims.........................        4,034             --             402         2,266            --
  Securities Lending Income..........................          171             --              21           108            --
  Fund Shares Sold...................................          959            356             563         1,530           195
Prepaid Expenses and Other Assets....................           37             14              35            26            13
                                                      ------------   ------------    ------------  ------------  ------------
    Total Assets.....................................    1,712,449        155,834         241,501     1,240,490       208,289
                                                      ------------   ------------    ------------  ------------  ------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned...................      115,826             --          13,402        68,475            --
  Investment Securities Purchased....................           33             --             245            24         5,600
  Fund Shares Redeemed...............................          928            465              --           668            20
  Due to Advisor.....................................          603             48             113           306             2
  Line of Credit.....................................           --             12              --            --            --
Accrued Expenses and Other Liabilities...............          145              8              10           189            12
                                                      ------------   ------------    ------------  ------------  ------------
    Total Liabilities................................      117,535            533          13,770        69,662         5,634
                                                      ------------   ------------    ------------  ------------  ------------
NET ASSETS........................................... $  1,594,914   $    155,301    $    227,731  $  1,170,828  $    202,655
                                                      ============   ============    ============  ============  ============
NET ASSET VALUE, OFFERING AND
 REDEMPTION PRICE PER SHARE:
Institutional Class Shares -- based on net assets of
 $1,594,914; $155,301; $227,731; $1,170,828 and
 $202,655 and shares outstanding of
 148,261,851; 15,114,137; 19,907,786;
 119,073,991 and 15,658,706, respectively............ $      10.76   $      10.28    $      11.44  $       9.83  $      12.94
                                                      ============   ============    ============  ============  ============
NUMBER OF SHARES AUTHORIZED..........................  500,000,000    100,000,000     100,000,000   500,000,000   100,000,000
                                                      ============   ============    ============  ============  ============
Investments in Affiliated Investment Companies at
 Cost................................................ $         --   $    162,773    $         --  $         --  $    208,990
                                                      ============   ============    ============  ============  ============
Investments at Cost.................................. $  1,509,582   $         --    $    217,764  $  1,219,996  $         --
                                                      ============   ============    ============  ============  ============
Foreign Currencies at Cost........................... $        820   $         --    $        280  $        884  $         --
                                                      ============   ============    ============  ============  ============
NET ASSETS CONSIST OF:
Paid-In Capital...................................... $  1,509,728   $    162,750    $    231,768  $  1,233,283  $    209,879
Undistributed Net Investment Income (Distributions
 in Excess of Net Investment Income).................        3,889            517              10         3,451           121
Accumulated Net Realized Gain (Loss).................        4,956           (645)        (12,694)       (9,440)         (738)
Net Unrealized Foreign Exchange Gain (Loss)..........          (19)           (37)             (2)          (13)           --
Net Unrealized Appreciation (Depreciation)...........       76,360         (7,284)          8,649       (56,453)       (6,607)
                                                      ------------   ------------    ------------  ------------  ------------
NET ASSETS........................................... $  1,594,914   $    155,301    $    227,731  $  1,170,828  $    202,655
                                                      ============   ============    ============  ============  ============

----------
* See Note K in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2015
          (Amounts in thousands, except share and per share amounts)

                                                              Selectively
                                                             Hedged Global   Emerging      Emerging       Emerging
                                                                Equity        Markets    Markets Small  Markets Value
                                                               Portfolio     Portfolio   Cap Portfolio    Portfolio
                                                             ------------- ------------  ------------- --------------
ASSETS:
Investments in Affiliated Investment Companies at Value..... $    234,659  $  4,321,201  $  4,851,812  $   14,953,939
Investments at Value (including $0, $0, $0, $0 and
 $1,710,554 of securities on loan, respectively)............           --            --            --              --
Collateral from Securities on Loan Invested in Affiliate at
 Value & Cost...............................................           --            --            --              --
Segregated Cash for Futures Contracts.......................          432            --            --              --
Foreign Currencies at Value.................................           --            --            --              --
Cash........................................................        9,883            --            --              --
Receivables:
  Investment Securities/Affiliated Investment Companies
   Sold.....................................................           --            --            --              --
  Dividends and Tax Reclaims................................           --            --            --              --
  Securities Lending Income.................................           --            --            --              --
  Fund Shares Sold..........................................           62         5,058         2,096          11,141
Unrealized Gain on Forward Currency Contracts...............          146            --            --              --
Unrealized Gain on Foreign Currency Contracts...............           --            --            --              --
Prepaid Expenses and Other Assets...........................           19            50            38              98
                                                             ------------  ------------  ------------  --------------
    Total Assets............................................      245,201     4,326,309     4,853,946      14,965,178
                                                             ------------  ------------  ------------  --------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned..........................           --            --            --              --
  Investment Securities/Affiliated Investment Companies
   Purchased................................................           --            --            --              --
  Fund Shares Redeemed......................................           --         3,041         6,724          50,484
  Due to Advisor............................................           --         1,486         1,859           5,126
  Futures Margin Variation..................................           44            --            --              --
Unrealized Loss on Forward Currency Contracts...............           38            --            --              --
Unrealized Loss on Foreign Currency Contracts...............           --            --            --              --
Accrued Expenses and Other Liabilities......................           13           252           189             604
                                                             ------------  ------------  ------------  --------------
    Total Liabilities.......................................           95         4,779         8,772          56,214
                                                             ------------  ------------  ------------  --------------
NET ASSETS.................................................. $    245,106  $  4,321,530  $  4,845,174  $   14,908,964
                                                             ============  ============  ============  ==============
NET ASSET VALUE, OFFERING AND REDEMPTION
 PRICE PER SHARE:
Class R2 Shares -- based on net assets of $0; $0; $0;
 $74,076 and $0 and shares outstanding of 0; 0; 0;
 3,340,021 and 0, respectively.............................. $        N/A  $        N/A  $        N/A  $        22.18
                                                             ============  ============  ============  ==============
NUMBER OF SHARES AUTHORIZED.................................          N/A           N/A           N/A     100,000,000
                                                             ============  ============  ============  ==============
Institutional Class Shares -- based on net assets of
 $245,106; $4,321,530; $4,845,174; $14,834,888 and
 $14,856,878 and shares outstanding of 18,155,183;
 194,931,499; 261,697,554; 667,776,525 and 883,777,245,
 respectively............................................... $      13.50  $      22.17  $      18.51  $        22.22
                                                             ============  ============  ============  ==============
NUMBER OF SHARES AUTHORIZED.................................  100,000,000   500,000,000   500,000,000   1,500,000,000
                                                             ============  ============  ============  ==============
Investments in Affiliated Investment Companies at Cost...... $    227,605  $  3,846,698  $  5,059,736  $   18,008,369
                                                             ============  ============  ============  ==============
Investments at Cost......................................... $         --  $         --  $         --  $           --
                                                             ============  ============  ============  ==============
Foreign Currencies at Cost.................................. $         --  $         --  $         --  $           --
                                                             ============  ============  ============  ==============
NET ASSETS CONSIST OF:
Paid-In Capital............................................. $    232,888  $  3,963,869  $  5,011,759  $   18,892,127
Undistributed Net Investment Income (Distributions in
 Excess of Net Investment Income)...........................        5,058         5,762        14,144          24,502
Accumulated Net Realized Gain (Loss)........................         (754)     (122,460)       25,202        (964,819)
Net Unrealized Foreign Exchange Gain (Loss).................          108          (144)         (465)            166
Net Unrealized Appreciation (Depreciation)..................        7,806       474,503      (205,466)     (3,043,012)
                                                             ------------  ------------  ------------  --------------
NET ASSETS.................................................. $    245,106  $  4,321,530  $  4,845,174  $   14,908,964
                                                             ============  ============  ============  ==============

                                                                Emerging
                                                              Markets Core
                                                                 Equity
                                                               Portfolio*
                                                             --------------
ASSETS:
Investments in Affiliated Investment Companies at Value.....             --
Investments at Value (including $0, $0, $0, $0 and
 $1,710,554 of securities on loan, respectively)............ $   14,798,423
Collateral from Securities on Loan Invested in Affiliate at
 Value & Cost...............................................      1,144,358
Segregated Cash for Futures Contracts.......................             --
Foreign Currencies at Value.................................         42,940
Cash........................................................         14,601
Receivables:
  Investment Securities/Affiliated Investment Companies
   Sold.....................................................          2,320
  Dividends and Tax Reclaims................................          8,138
  Securities Lending Income.................................          4,005
  Fund Shares Sold..........................................         30,295
Unrealized Gain on Forward Currency Contracts...............             --
Unrealized Gain on Foreign Currency Contracts...............              5
Prepaid Expenses and Other Assets...........................            187
                                                             --------------
    Total Assets............................................     16,045,272
                                                             --------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned..........................      1,144,358
  Investment Securities/Affiliated Investment Companies
   Purchased................................................         21,673
  Fund Shares Redeemed......................................         13,390
  Due to Advisor............................................          6,930
  Futures Margin Variation..................................             --
Unrealized Loss on Forward Currency Contracts...............             --
Unrealized Loss on Foreign Currency Contracts...............              2
Accrued Expenses and Other Liabilities......................          2,041
                                                             --------------
    Total Liabilities.......................................      1,188,394
                                                             --------------
NET ASSETS.................................................. $   14,856,878
                                                             ==============
NET ASSET VALUE, OFFERING AND REDEMPTION
 PRICE PER SHARE:
Class R2 Shares -- based on net assets of $0; $0; $0;
 $74,076 and $0 and shares outstanding of 0; 0; 0;
 3,340,021 and 0, respectively.............................. $          N/A
                                                             ==============
NUMBER OF SHARES AUTHORIZED.................................            N/A
                                                             ==============
Institutional Class Shares -- based on net assets of
 $245,106; $4,321,530; $4,845,174; $14,834,888 and
 $14,856,878 and shares outstanding of 18,155,183;
 194,931,499; 261,697,554; 667,776,525 and 883,777,245,
 respectively............................................... $        16.81
                                                             ==============
NUMBER OF SHARES AUTHORIZED.................................  1,500,000,000
                                                             ==============
Investments in Affiliated Investment Companies at Cost...... $           --
                                                             ==============
Investments at Cost......................................... $   15,968,837
                                                             ==============
Foreign Currencies at Cost.................................. $       42,790
                                                             ==============
NET ASSETS CONSIST OF:
Paid-In Capital............................................. $   16,502,749
Undistributed Net Investment Income (Distributions in
 Excess of Net Investment Income)...........................         17,752
Accumulated Net Realized Gain (Loss)........................       (492,799)
Net Unrealized Foreign Exchange Gain (Loss).................           (560)
Net Unrealized Appreciation (Depreciation)..................     (1,170,264)
                                                             --------------
NET ASSETS.................................................. $   14,856,878
                                                             ==============

----------
* See Note K in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2015
                            (Amounts in thousands)

                                                                         Enhanced
                                                                        U.S. Large U.S. Large U.S. Large U.S. Targeted
                                                                         Company   Cap Equity Cap Value      Value
                                                                        Portfolio  Portfolio  Portfolio*   Portfolio
                                                                        ---------- ---------- ---------- -------------
Investment Income
  Net Investment Income Allocated from Affiliated Investment Company:
  Dividends (Net of Foreign Taxes Withheld of $0, $0, $18 and $0,
   respectively).......................................................       --         --   $ 356,189           --
  Income from Securities Lending.......................................       --         --       3,849           --
  Expenses Allocated from Affiliated Investment Company................       --         --     (17,157)          --
                                                                         -------    -------   ---------    ---------
    Total Net Investment Income Received from Affiliated Investment
     Company...........................................................       --         --     342,881           --
                                                                         -------    -------   ---------    ---------
Fund Investment Income
  Dividends (Net of Foreign Taxes Withheld of $0, $2, $0 and $24,
   respectively).......................................................  $    91    $10,124          --    $  98,852
  Interest.............................................................    1,522         --          --           --
  Income from Securities Lending.......................................       19        125          --        6,829
                                                                         -------    -------   ---------    ---------
    Total Investment Income............................................    1,632     10,249          --      105,681
                                                                         -------    -------   ---------    ---------
Fund Expenses
  Investment Advisory Services Fees....................................      424        784      10,815       22,368
  Administrative Services Fees.........................................       --         --      16,886           --
  Accounting & Transfer Agent Fees.....................................       17         35          93          368
  S&P 500(R) Fees......................................................        8         --          --           --
  Custodian Fees.......................................................        7         28          --          111
  Shareholder Servicing Fees --
   Class R1 Shares.....................................................       --         --          --           33
   Class R2 Shares.....................................................       --         --          --          274
  Filing Fees..........................................................       20         67         289          293
  Shareholders' Reports................................................        8         15         463          250
  Directors'/Trustees' Fees & Expenses.................................        1          2          76           28
  Professional Fees....................................................        6         10          46          120
  Other................................................................       14         28         835          373
                                                                         -------    -------   ---------    ---------
    Total Expenses.....................................................      505        969      29,503       24,218
                                                                         -------    -------   ---------    ---------
  Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees
   Recovered by Advisor (Note C).......................................       --         25      (4,326)          --
  Fees Paid Indirectly (Note C)........................................       (3)        --          --           --
                                                                         -------    -------   ---------    ---------
  Net Expenses.........................................................      502        994      25,177       24,218
                                                                         -------    -------   ---------    ---------
  Net Investment Income (Loss).........................................    1,130      9,255     317,704       81,463
                                                                         -------    -------   ---------    ---------
Realized and Unrealized Gain (Loss)
  Net Realized Gain (Loss) on:
   Investment Securities Sold..........................................    4,580     (1,560)    681,400      315,026
   Futures.............................................................   15,372        (12)        (35)        (296)
   Foreign Currency Transactions.......................................      629         --          --           --
   In-Kind Redemptions.................................................       --     10,024          --           --
  Change in Unrealized Appreciation (Depreciation) of:
   Investment Securities and Foreign Currency..........................   (4,383)    (4,105)   (815,432)    (527,329)
   Futures.............................................................   (6,267)        --           4           --
   Translation of Foreign Currency Denominated Amounts.................     (191)        --          --           --
                                                                         -------    -------   ---------    ---------
  Net Realized and Unrealized Gain (Loss)..............................    9,740      4,347    (134,063)    (212,599)
                                                                         -------    -------   ---------    ---------
Net Increase (Decrease) in Net Assets Resulting from Operations........  $10,870    $13,602   $ 183,641    $(131,136)
                                                                         =======    =======   =========    =========

----------
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2015
                            (Amounts in thousands)

                                                                        U.S. Small  U.S. Core U.S. Core  U.S. Vector
                                                                        Cap Value   Equity 1  Equity 2     Equity
                                                                        Portfolio   Portfolio Portfolio   Portfolio
                                                                       -----------  --------- ---------  -----------
Investment Income
  Dividends (Net of Foreign Taxes Withheld of $68, $56, $58 and $13,
   respectively)...................................................... $   192,300  $226,889  $ 261,847   $  63,066
  Income from Securities Lending......................................      10,045     6,137      8,512       3,215
                                                                       -----------  --------  ---------   ---------
     Total Investment Income..........................................     202,345   233,026    270,359      66,281
                                                                       -----------  --------  ---------   ---------
Expenses
  Investment Advisory Services Fees...................................      59,499    20,824     28,377      10,933
  Accounting & Transfer Agent Fees....................................         674       693        802         211
  Custodian Fees......................................................         182       170        189          65
  Filing Fees.........................................................         255       408        456         107
  Shareholders' Reports...............................................         348       248        306         130
  Directors'/Trustees' Fees & Expenses................................          57        56         66          17
  Professional Fees...................................................         234       232        270          72
  Other...............................................................         737       740        856         237
                                                                       -----------  --------  ---------   ---------
     Total Expenses...................................................      61,986    23,371     31,322      11,772
                                                                       -----------  --------  ---------   ---------
  Net Investment Income (Loss)........................................     140,359   209,655    239,037      54,509
                                                                       -----------  --------  ---------   ---------
Realized and Unrealized Gain (Loss)
  Net Realized Gain (Loss) on:
    Investment Securities Sold........................................     522,294   164,919    305,920     127,309
    Futures...........................................................      (2,510)       --      1,793        (811)
    In-Kind Redemptions...............................................      12,630    48,790         --          --
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities.............................................  (1,025,518)  (56,468)  (307,072)   (193,154)
                                                                       -----------  --------  ---------   ---------
  Net Realized and Unrealized Gain (Loss).............................    (493,104)  157,241        641     (66,656)
                                                                       -----------  --------  ---------   ---------
Net Increase (Decrease) in Net Assets Resulting from Operations....... $  (352,745) $366,896  $ 239,678   $ (12,147)
                                                                       ===========  ========  =========   =========

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2015
                            (Amounts in thousands)

                                                                                              DFA Real
                                                                                               Estate     Large Cap
                                                                  U.S. Small    U.S. Micro   Securities International
                                                                 Cap Portfolio Cap Portfolio Portfolio    Portfolio
                                                                 ------------- ------------- ---------- -------------
Investment Income
  Dividends (Net of Foreign Taxes Withheld of $28, $20, $0 and
   $7,836, respectively)........................................   $ 138,012     $  62,002   $ 199,351    $  92,447
  Income from Securities Lending................................      12,245         6,440         546        3,064
                                                                   ---------     ---------   ---------    ---------
     Total Investment Income....................................     150,257        68,442     199,897       95,511
                                                                   ---------     ---------   ---------    ---------
Expenses
  Investment Advisory Services Fees.............................      35,759        25,481      11,597        7,966
  Accounting & Transfer Agent Fees..............................         579           292         389          192
  Custodian Fees................................................         174            97          75          322
  Filing Fees...................................................         246            96         103           86
  Shareholders' Reports.........................................         315           159         259          155
  Directors'/Trustees' Fees & Expenses..........................          47            25          34           16
  Professional Fees.............................................         194            99         137          117
  Other.........................................................         617           325         443          249
                                                                   ---------     ---------   ---------    ---------
     Total Expenses.............................................      37,931        26,574      13,037        9,103
                                                                   ---------     ---------   ---------    ---------
  Fees (Waived), (Expenses Reimbursed), and/or Previously
   Waived Fees Recovered by Advisor (Note C)....................          --            --        (755)          --
  Fees Paid Indirectly (Note C).................................          --            --          --          (10)
                                                                   ---------     ---------   ---------    ---------
     Net Expenses...............................................      37,931        26,574      12,282        9,093
                                                                   ---------     ---------   ---------    ---------
  Net Investment Income (Loss)..................................     112,326        41,868     187,615       86,418
                                                                   ---------     ---------   ---------    ---------
Realized and Unrealized Gain (Loss).............................
  Net Realized Gain (Loss) on:
    Investment Securities Sold..................................     532,485       283,555     119,527      (50,887)
    Futures.....................................................          --        (2,258)         --          769
    Foreign Currency Transactions...............................          --            --          --         (528)
    In-Kind Redemptions.........................................      28,254        12,861     258,319       33,199
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency..................    (457,527)     (281,159)   (219,248)    (155,643)
    Translation of Foreign Currency Denominated Amounts.........          --            --          --          142
                                                                   ---------     ---------   ---------    ---------
  Net Realized and Unrealized Gain (Loss).......................     103,212        12,999     158,598     (172,948)
                                                                   ---------     ---------   ---------    ---------
Net Increase (Decrease) in Net Assets Resulting from
 Operations.....................................................   $ 215,538     $  54,867   $ 346,213    $ (86,530)
                                                                   =========     =========   =========    =========

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2015
                            (Amounts in thousands)

                                                                                      International  Japanese  Asia Pacific
                                                                        International     Small       Small       Small
                                                                         Core Equity     Company     Company     Company
                                                                          Portfolio    Portfolio*   Portfolio*  Portfolio*
                                                                        ------------- ------------- ---------- ------------
Investment Income
  Net Investment Income Allocated from Affiliated Investment
   Companies:
  Dividends (Net of Foreign Taxes Withheld of $0, $17,982, $855 and
   $206, respectively).................................................          --     $ 236,159    $ 7,736     $ 10,001
  Income from Securities Lending.......................................          --        20,345        856          760
  Expenses Allocated from Affiliated Investment Companies..............          --       (11,146)      (600)        (335)
                                                                          ---------     ---------    -------     --------
     Total Net Investment Income Received from Affiliated
      Investment Companies.............................................          --       245,358      7,992       10,426
                                                                          ---------     ---------    -------     --------
Fund Investment Income
  Dividends (Net of Foreign Taxes Withheld of $31,890, $0, $0 and $0,
   respectively).......................................................   $ 387,187            17         --           --
  Income from Securities Lending.......................................      18,773            --         --           --
                                                                          ---------     ---------    -------     --------
     Total Investment Income...........................................     405,960            17         --           --
                                                                          ---------     ---------    -------     --------
Fund Expenses
  Investment Advisory Services Fees....................................      47,090        10,284        647          282
  Administrative Services Fees.........................................          --        25,866      1,386          794
  Accounting & Transfer Agent Fees.....................................         770            54          4            3
  Custodian Fees.......................................................       1,570             2         --           --
  Filing Fees..........................................................         531           158         19           19
  Shareholders' Reports................................................         408           311          8            8
  Directors'/Trustees' Fees & Expenses.................................          61            43          2            2
  Professional Fees....................................................         340            42          1            1
  Other................................................................         932           491         30           18
                                                                          ---------     ---------    -------     --------
     Total Expenses....................................................      51,702        37,251      2,097        1,127
                                                                          ---------     ---------    -------     --------
  Fees (Waived), (Expenses Reimbursed), and/or Previously Waived
   Fees Recovered by Advisor (Note C)..................................          --            --       (129)         (56)
  Fees Paid Indirectly (Note C)........................................         (72)           --         --           --
                                                                          ---------     ---------    -------     --------
  Net Expenses.........................................................      51,630        37,251      1,968        1,071
                                                                          ---------     ---------    -------     --------
  Net Investment Income (Loss).........................................     354,330       208,124      6,024        9,355
                                                                          ---------     ---------    -------     --------
Realized and Unrealized Gain (Loss)
  Net Realized Gain (Loss) on:
    Investment Securities Sold.........................................       4,776       376,613     12,888       (2,042)
    Futures............................................................          --        (4,583)        --           --
    Foreign Currency Transactions......................................      (2,904)       (2,876)      (355)        (202)
    In-Kind Redemptions................................................     163,544            --         --           --
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency.........................    (679,030)     (293,604)    20,984      (43,082)
    Futures............................................................          --           (22)        --           --
    Translation of Foreign Currency Denominated Amounts................         330           344         68           (3)
                                                                          ---------     ---------    -------     --------
  Net Realized and Unrealized Gain (Loss)..............................    (513,284)       75,872     33,585      (45,329)
                                                                          ---------     ---------    -------     --------
Net Increase (Decrease) in Net Assets Resulting from
 Operations............................................................   $(158,954)    $ 283,996    $39,609     $(35,974)
                                                                          =========     =========    =======     ========

----------
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2015
                            (Amounts in thousands)

                                                                   United                    DFA                       DFA
                                                                  Kingdom   Continental International DFA Global  International
                                                                   Small       Small     Real Estate  Real Estate   Small Cap
                                                                  Company     Company    Securities   Securities      Value
                                                                 Portfolio* Portfolio*    Portfolio    Portfolio    Portfolio
                                                                 ---------- ----------- ------------- ----------- -------------
Investment Income
  Net Investment Income Allocated from Affiliated Investment
   Company:
  Dividends (Net of Foreign Taxes Withheld of $0, $791, $0, $0
   and $0, respectively)........................................   $1,243     $ 5,436            --          --            --
  Income from Securities Lending................................       21         728            --          --            --
  Expenses Allocated from Affiliated Investment Company.........      (40)       (298)           --          --            --
                                                                   ------     -------     ---------    --------     ---------
    Total Net Investment Income Received from Affiliated
     Investment Company.........................................    1,224       5,866            --          --            --
                                                                   ------     -------     ---------    --------     ---------
Fund Investment Income
  Dividends (Net of Foreign Taxes Withheld of $0, $0, $15,269,
   $0 and $21,633, respectively)................................       --          --     $ 127,870    $ 10,901     $ 305,219
  Income Distributions Received from Affiliated Investment
   Companies....................................................       --          --            --     145,117            --
  Income from Securities Lending................................       --          --         2,505          64        18,981
                                                                   ------     -------     ---------    --------     ---------
    Total Fund Investment Income................................       --          --       130,375     156,082       324,200
                                                                   ------     -------     ---------    --------     ---------
Fund Expenses
  Investment Advisory Services Fees.............................       51         390         9,270       8,217        80,364
  Administrative Services Fees..................................      100         620            --          --            --
  Accounting & Transfer Agent Fees..............................        3           2           200          24           708
  Custodian Fees................................................       --          --           376           8         1,867
  Filing Fees...................................................       15          30           131         176           245
  Shareholders' Reports.........................................        3           8           126         200           413
  Directors'/Trustees' Fees & Expenses..........................       --           1            15          17            58
  Professional Fees.............................................        2           1            85          23           303
  Other.........................................................        3          12           208         187           886
                                                                   ------     -------     ---------    --------     ---------
    Total Expenses..............................................      177       1,064        10,411       8,852        84,844
                                                                   ------     -------     ---------    --------     ---------
  Fees (Waived), (Expenses Reimbursed), and/or
   Previously Waived Fees Recovered by Advisor
   (Note C).....................................................      (11)        (78)           --      (7,007)           --
  Fees Paid Indirectly (Note C).................................       --          --           (16)         --           (32)
                                                                   ------     -------     ---------    --------     ---------
  Net Expenses..................................................      166         986        10,395       1,845        84,812
                                                                   ------     -------     ---------    --------     ---------
  Net Investment Income (Loss)..................................    1,058       4,880       119,980     154,237       239,388
                                                                   ------     -------     ---------    --------     ---------
Realized and Unrealized Gain (Loss)
  Net Realized Gain (Loss) on:
   Investment Securities Sold...................................    2,661       7,314       (17,379)        188       203,049
   Affiliated Investment Companies Shares Sold..................       --          --            --      (1,351)           --
   Futures......................................................       --        (267)           --          --        (5,555)
   Foreign Currency Transactions................................        3         (64)       (1,791)         --        (4,926)
   In-Kind Redemptions..........................................       --          --            --          --       193,547
  Change in Unrealized Appreciation (Depreciation) of:
   Investment Securities and Foreign Currency...................     (569)      7,186      (116,739)     43,036      (244,703)
   Affiliated Investment Companies Shares.......................       --          --            --     (78,977)           --
   Futures......................................................       --           3            --          --            --
   Translation of Foreign Currency Denominated Amounts..........        1          (4)          284          --         1,015
                                                                   ------     -------     ---------    --------     ---------
  Net Realized and Unrealized Gain (Loss).......................    2,096      14,168      (135,625)    (37,104)      142,427
                                                                   ------     -------     ---------    --------     ---------
Net Increase (Decrease) in Net Assets Resulting from
 Operations.....................................................   $3,154     $19,048     $ (15,645)   $117,133     $ 381,815
                                                                   ======     =======     =========    ========     =========

----------
* Investment Income and a portion of Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2015
                            (Amounts in thousands)

                                                                                      World ex U.S.
                                                          International World ex U.S.   Targeted    World ex U.S. World Core
                                                          Vector Equity     Value         Value      Core Equity    Equity
                                                            Portfolio    Portfolio*    Portfolio*     Portfolio   Portfolio*
                                                          ------------- ------------- ------------- ------------- ----------
Investment Income
  Net Investment Income Allocated from Affiliated
   Investment Companies:
  Dividends (Net of Foreign Taxes Withheld of $0, $354,
   $205, $0 and $0, respectively)........................         --      $  3,750      $  1,435      $    603          --
  Income Distributions Received from Affiliated
   Investment Companies..................................         --           205         2,306            --     $ 2,837
  Income from Securities Lending.........................         --           138           139            --          --
  Expenses Allocated from Affiliated Investment
   Companies.............................................         --          (239)          (89)           --          --
                                                            --------      --------      --------      --------     -------
    Total Net Investment Income Received from
     Affiliated Investment Companies.....................         --         3,854         3,791           603       2,837
                                                            --------      --------      --------      --------     -------
Fund Investment Income
  Dividends (Net of Foreign Taxes Withheld of $3,513,
   $0, $41, $2,034 and $0, respectively).................   $ 43,258            --           559        21,944           1
  Income from Securities Lending.........................      2,288            --            26           902          --
                                                            --------      --------      --------      --------     -------
    Total Investment Income..............................     45,546            --           585        23,449           1
                                                            --------      --------      --------      --------     -------
Fund Expenses
  Investment Advisory Services Fees......................      6,833           609         1,181         3,142         430
  Accounting & Transfer Agent Fees.......................        101             2             5            46           4
  Custodian Fees.........................................        291            --             3           473           1
  Filing Fees............................................         90            24            42           123          32
  Shareholders' Reports..................................         85             4             7            46           3
  Directors'/Trustees' Fees & Expenses...................          7             1             1             2          --
  Professional Fees......................................         34             4             5            18           1
  Other..................................................        126             7            13            35           8
                                                            --------      --------      --------      --------     -------
    Total Expenses.......................................      7,567           651         1,257         3,885         479
                                                            --------      --------      --------      --------     -------
  Fees (Waived), (Expenses Reimbursed), and/or
   Previously Waived Fees Recovered by Advisor
   (Note C)..............................................         --          (281)         (839)         (418)       (429)
  Fees Paid Indirectly (Note C)..........................         (8)           --            (2)          (11)         --
                                                            --------      --------      --------      --------     -------
  Net Expenses...........................................      7,559           370           416         3,456          50
                                                            --------      --------      --------      --------     -------
  Net Investment Income (Loss)...........................     37,987         3,484         3,960        19,993       2,788
                                                            --------      --------      --------      --------     -------
Realized and Unrealized Gain (Loss)
  Capital Gain Distributions Received from Affiliated
   Investment Companies..................................         --           169         1,932            --         171
  Net Realized Gain (Loss) on:
   Investment Securities Sold............................      5,992            --          (356)          534          --
   Affiliated Investment Companies Shares Sold...........         --         1,061       (13,958)       (9,894)       (905)
   Futures...............................................         --            --          (347)          171          --
   Foreign Currency Transactions.........................       (490)          (65)         (169)         (238)         --
   In-Kind Redemptions...................................     10,623            --            --            --          --
  Change in Unrealized Appreciation (Depreciation) of:
   Investment Securities and Foreign Currency............    (79,483)           --         8,649       (56,453)         --
   Affiliated Investment Companies Shares................         --       (16,458)       (6,911)        2,100      (4,000)
   Translation of Foreign Currency Denominated
    Amounts..............................................         54             7            (2)          (13)         --
                                                            --------      --------      --------      --------     -------
  Net Realized and Unrealized Gain (Loss)................    (63,304)      (15,286)      (11,162)      (63,793)     (4,734)
                                                            --------      --------      --------      --------     -------
Net Increase (Decrease) in Net Assets Resulting
 from Operations.........................................   $(25,317)     $(11,802)     $ (7,202)     $(43,800)    $(1,946)
                                                            ========      ========      ========      ========     =======

----------
* Investment Income and a portion of Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2015
                            (Amounts in thousands)

                                                                    Selectively              Emerging    Emerging     Emerging
                                                                      Hedged      Emerging   Markets     Markets    Markets Core
                                                                   Global Equity  Markets   Small Cap     Value        Equity
                                                                     Portfolio   Portfolio* Portfolio*  Portfolio*   Portfolio
                                                                   ------------- ---------- ---------- -----------  ------------
Investment Income
  Net Investment Income Allocated from Affiliated Investment
   Companies:
  Dividends (Net of Foreign Taxes Withheld of $0, $14,265,
   $14,169, $64,712 and $0, respectively).........................         --    $ 100,258  $ 113,812  $   427,851           --
  Income from Securities Lending..................................         --        5,746     32,202       31,014           --
  Expenses Allocated from Affiliated Investment Companies.........         --       (6,573)   (13,417)     (26,115)          --
                                                                      -------    ---------  ---------  -----------  -----------
    Total Net Investment Income Received from Affiliated
     Investment Companies.........................................         --       99,431    132,597      432,750           --
                                                                      -------    ---------  ---------  -----------  -----------
Fund Investment Income
  Dividends (Net of Foreign Taxes Withheld of $0, $0, $0, $0
   and $52,606, respectively).....................................    $     8           --         --           --  $   376,751
  Income Distributions Received from Affiliated Investment
   Companies......................................................      3,868           --         --           --           --
  Income from Securities Lending..................................         --           --         --           --       44,994
                                                                      -------    ---------  ---------  -----------  -----------
    Total Fund Investment Income..................................      3,876           --         --           --      421,745
                                                                      -------    ---------  ---------  -----------  -----------
Fund Expenses
  Investment Advisory Services Fees...............................        583        6,014      8,840       21,198       86,533
  Administrative Services Fees....................................         --       11,841     16,666       51,318           --
  Accounting & Transfer Agent Fees................................          4           27         33          105          899
  Custodian Fees..................................................          1           --         --           --        6,783
  Shareholder Servicing Fees -- Class R2 Shares...................         --           --         --          237           --
  Filing Fees.....................................................         31          169        156          145          410
  Shareholders' Reports...........................................          7          193        135          365          552
  Directors'/Trustees' Fees & Expenses............................          1           20         24           89           77
  Professional Fees...............................................          3           14         17           57          549
  Other...........................................................          9          220        302          959        1,176
                                                                      -------    ---------  ---------  -----------  -----------
    Total Expenses................................................        639       18,498     26,173       74,473       96,979
                                                                      -------    ---------  ---------  -----------  -----------
  Fees (Waived), (Expenses Reimbursed), and/or Previously
   Waived Fees Recovered by Advisor (Note C)......................       (508)      (1,203)    (2,720)      (4,240)          --
  Fees Paid Indirectly (Note C)...................................         --           --         --           --          (94)
                                                                      -------    ---------  ---------  -----------  -----------
  Net Expenses....................................................        131       17,295     23,453       70,233       96,885
                                                                      -------    ---------  ---------  -----------  -----------
  Net Investment Income (Loss)....................................      3,745       82,136    109,144      362,517      324,860
                                                                      -------    ---------  ---------  -----------  -----------
Realized and Unrealized Gain (Loss)
  Capital Gain Distributions Received from Affiliated Investment
   Companies......................................................        469           --         --           --           --
  Net Realized Gain (Loss) on:
   Investment Securities Sold**...................................         --      (98,317)    46,152     (409,296)    (327,586)
   Affiliated Investment Companies Shares Sold....................       (251)          --         --           --           --
   Futures........................................................       (402)       2,417         --           --           --
   Foreign Currency Transactions..................................      3,159       (2,155)    (4,493)      (7,810)      (8,472)
   In-Kind Redemptions............................................         --           --         --           --       29,647
  Change in Unrealized Appreciation (Depreciation) of:
   Investment Securities and Foreign Currency.....................         --     (669,787)  (681,504)  (3,279,764)  (2,517,402)
   Affiliated Investment Companies Shares.........................     (9,320)          --         --           --           --
   Futures........................................................        701            4         --           --           --
   Translation of Foreign Currency Denominated Amounts............       (530)         (93)      (237)         107         (300)
                                                                      -------    ---------  ---------  -----------  -----------
  Net Realized and Unrealized Gain (Loss).........................     (6,174)    (767,931)  (640,082)  (3,696,763)  (2,824,113)
                                                                      -------    ---------  ---------  -----------  -----------
Net Increase (Decrease) in Net Assets Resulting from
 Operations.......................................................    $(2,429)   $(685,795) $(530,938) $(3,334,246) $(2,499,253)
                                                                      =======    =========  =========  ===========  ===========

----------
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).

**Net of foreign capital gain taxes withheld of $0, $0, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                Enhanced U.S. Large U.S. Large Cap Equity   U.S. Large Cap Value
                                                 Company Portfolio       Portfolio                Portfolio
                                                ------------------  -------------------   ------------------------
                                                  Year      Year       Year       Year        Year         Year
                                                 Ended     Ended      Ended      Ended       Ended        Ended
                                                Oct. 31,  Oct. 31,   Oct. 31,   Oct. 31,    Oct. 31,     Oct. 31,
                                                  2015      2014       2015       2014        2015         2014
                                                --------  --------  ---------   --------  -----------  -----------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)................. $  1,130  $  1,136  $   9,255   $  3,451  $   317,704  $   238,575
  Net Realized Gain (Loss) on:
    Investment Securities Sold.................    4,580       643     (1,560)       563      681,400      600,495
    Futures....................................   15,372    31,175        (12)        --          (35)          --
    Foreign Currency Transactions..............      629      (151)        --         --           --           --
    In-Kind Redemptions........................       --        --     10,024         --           --           --
  Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities and Foreign
     Currency..................................   (4,379)      332     (4,105)    24,836     (815,432)   1,088,709
    Futures....................................   (6,271)     (852)        --         --            4           --
    Translation of Foreign Currency
     Denominated Amounts.......................     (191)      408         --         --           --           --
                                                --------  --------  ---------   --------  -----------  -----------
     Net Increase (Decrease) in Net Assets
      Resulting from Operations................   10,870    32,691     13,602     28,850      183,641    1,927,779
                                                --------  --------  ---------   --------  -----------  -----------
Distributions From:
  Net Investment Income:
    Institutional Class Shares.................     (799)     (903)    (8,112)    (3,170)    (302,945)    (230,364)
  Net Short-Term Gains:
    Institutional Class Shares.................  (10,591)       --       (285)       (40)          --           --
  Net Long-Term Gains:
    Institutional Class Shares.................  (16,610)       --       (266)        --      (86,223)          --
                                                --------  --------  ---------   --------  -----------  -----------
     Total Distributions.......................  (28,000)     (903)    (8,663)    (3,210)    (389,168)    (230,364)
                                                --------  --------  ---------   --------  -----------  -----------
Capital Share Transactions (1):
  Shares Issued................................   39,673    36,703    595,263    134,371    3,716,590    3,477,302
  Shares Issued in Lieu of Cash Distributions..   24,405       757      8,492      3,180      359,045      209,934
  Shares Redeemed..............................  (60,026)  (65,369)  (184,505)   (23,643)  (3,209,154)  (2,200,742)
                                                --------  --------  ---------   --------  -----------  -----------
     Net Increase (Decrease) from Capital
      Share Transactions.......................    4,052   (27,909)   419,250    113,908      866,481    1,486,494
                                                --------  --------  ---------   --------  -----------  -----------
     Total Increase (Decrease) in Net
      Assets...................................  (13,078)    3,879    424,189    139,548      660,954    3,183,909
Net Assets
  Beginning of Period..........................  216,719   212,840    274,955    135,407   15,146,981   11,963,072
                                                --------  --------  ---------   --------  -----------  -----------
  End of Period................................ $203,641  $216,719  $ 699,144   $274,955  $15,807,935  $15,146,981
                                                ========  ========  =========   ========  ===========  ===========
(1) Shares Issued and Redeemed:
  Shares Issued................................    3,122     2,890     46,215     11,205      110,785      108,157
  Shares Issued in Lieu of Cash Distributions..    2,085        60        675        265       10,996        6,479
  Shares Redeemed..............................   (4,848)   (5,263)   (14,242)    (1,962)     (95,477)     (68,360)
                                                --------  --------  ---------   --------  -----------  -----------
     Net Increase (Decrease) from Shares
      Issued and Redeemed......................      359    (2,313)    32,648      9,508       26,304       46,276
                                                ========  ========  =========   ========  ===========  ===========
Undistributed Net Investment Income
 (Distributions in Excess of Net Investment
 Income)....................................... $     48  $    149  $   1,341   $    502  $    29,922  $    32,662

----------
See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                             U.S. Targeted Value      U.S. Small Cap Value
                                                  Portfolio                 Portfolio         U.S. Core Equity 1 Portfolio
                                           -----------------------  ------------------------  ---------------------------
                                               Year        Year         Year         Year         Year           Year
                                              Ended       Ended        Ended        Ended        Ended          Ended
                                             Oct. 31,    Oct. 31,     Oct. 31,     Oct. 31,     Oct. 31,       Oct. 31,
                                               2015        2014         2015         2014         2015           2014
                                           -----------  ----------  -----------  -----------   -----------   -----------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)............ $    81,463  $   44,264  $   140,359  $    70,490  $   209,655    $   146,885
   Net Realized Gain (Loss) on:
   Investment Securities Sold.............     315,026     262,739      522,294      462,894      164,919         51,551
   Futures................................        (296)         --       (2,510)     (12,757)          --             --
   In-Kind Redemptions....................          --          --       12,630           --       48,790             --
  Change in Unrealized Appreciation
   (Depreciation) of:
   Investment Securities..................    (527,329)    116,751   (1,025,518)     404,462      (56,468)     1,034,068
                                           -----------  ----------  -----------  -----------   -----------   -----------
     Net Increase (Decrease) in Net
      Assets Resulting from
      Operations..........................    (131,136)    423,754     (352,745)     925,089      366,896      1,232,504
                                           -----------  ----------  -----------  -----------   -----------   -----------
Distributions From:
  Net Investment Income:
   Class R1 Shares........................        (374)        (80)          --           --           --             --
   Class R2 Shares........................      (1,058)       (330)          --           --           --             --
   Institutional Class Shares.............     (74,793)    (37,254)    (130,190)     (63,952)    (200,298)      (135,714)
  Net Short-Term Gains:
   Class R1 Shares........................         (49)        (32)          --           --           --             --
   Class R2 Shares........................        (144)        (84)          --           --           --             --
   Institutional Class Shares.............      (9,156)    (13,954)          --       (2,510)          --             --
  Net Long-Term Gains:
   Class R1 Shares........................      (1,235)       (544)          --           --           --             --
   Class R2 Shares........................      (3,653)     (1,417)          --           --           --             --
   Institutional Class Shares.............    (233,022)   (235,328)    (427,115)    (443,795)     (49,469)       (34,892)
                                           -----------  ----------  -----------  -----------   -----------   -----------
     Total Distributions..................    (323,484)   (289,023)    (557,305)    (510,257)    (249,767)      (170,606)
                                           -----------  ----------  -----------  -----------   -----------   -----------
Capital Share Transactions (1):
  Shares Issued...........................   2,861,668   1,893,177    2,562,626    2,936,905    4,137,187      3,297,271
  Shares Issued in Lieu of Cash
   Distributions..........................     306,474     271,172      501,839      463,121      236,854        161,062
  Shares Redeemed.........................  (1,140,962)   (921,922)  (1,986,459)  (1,829,533)  (1,996,226)    (1,305,580)
                                           -----------  ----------  -----------  -----------   -----------   -----------
     Net Increase (Decrease) from
      Capital Share Transactions..........   2,027,180   1,242,427    1,078,006    1,570,493    2,377,815      2,152,753
                                           -----------  ----------  -----------  -----------   -----------   -----------
     Total Increase (Decrease) in Net
      Assets..............................   1,572,560   1,377,158      167,956    1,985,325    2,494,944      3,214,651
Net Assets
  Beginning of Year.......................   5,590,907   4,213,749   11,512,306    9,526,981   10,780,830      7,566,179
                                           -----------  ----------  -----------  -----------   -----------   -----------
  End of Year............................. $ 7,163,467  $5,590,907  $11,680,262  $11,512,306  $13,275,774    $10,780,830
                                           ===========  ==========  ===========  ===========   ===========   ===========
(1) Shares Issued and Redeemed:
  Shares Issued...........................     127,780      83,026       73,971       83,520      230,659        195,985
  Shares Issued in Lieu of Cash
   Distributions..........................      14,559      12,467       15,227       13,724       13,516          9,673
  Shares Redeemed.........................     (51,364)    (40,542)     (57,511)     (52,171)    (111,260)       (77,540)
                                           -----------  ----------  -----------  -----------   -----------   -----------
     Net Increase (Decrease) from
      Shares Issued and
      Redeemed............................      90,975      54,951       31,688       45,073      132,915        128,118
                                           ===========  ==========  ===========  ===========   ===========   ===========
Undistributed Net Investment Income
 (Distributions in Excess of Net
 Investment Income)....................... $     8,044  $    6,119  $     6,188  $     3,960  $    21,625    $    19,703

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                       U.S. Core Equity 2 Portfolio U.S. Vector Equity Portfolio U.S. Small Cap Portfolio
                                       ---------------------------  ---------------------------  ------------------------
                                           Year           Year         Year           Year           Year         Year
                                          Ended          Ended        Ended          Ended          Ended        Ended
                                         Oct. 31,       Oct. 31,     Oct. 31,       Oct. 31,       Oct. 31,     Oct. 31,
                                           2015           2014         2015           2014           2015         2014
                                        -----------   -----------    ----------     ----------   -----------  -----------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)........ $   239,037    $   177,308   $   54,509     $   40,510    $   112,326  $    72,117
  Net Realized Gain (Loss) on:
    Investment Securities Sold........     305,920         91,185      127,309        115,011        532,485      281,378
    Futures...........................       1,793             --         (811)            --             --           --
    In-Kind Redemptions...............          --             --           --             --         28,254           --
  Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities.............    (307,072)     1,187,562     (193,154)       197,283       (457,527)     332,001
                                        -----------   -----------    ----------     ----------   -----------  -----------
     Net Increase (Decrease) in
      Net Assets Resulting from
      Operations......................     239,678      1,456,055      (12,147)       352,804        215,538      685,496
                                        -----------   -----------    ----------     ----------   -----------  -----------
Distributions From:
  Net Investment Income:
    Institutional Class Shares........    (228,075)      (165,687)     (51,799)       (37,709)      (105,110)     (65,689)
  Net Short-Term Gains:
    Institutional Class Shares........          --         (4,518)          --         (1,492)            --      (19,821)
  Net Long-Term Gains:
    Institutional Class Shares........     (89,857)       (98,745)    (109,045)       (38,966)      (268,312)    (218,795)
                                        -----------   -----------    ----------     ----------   -----------  -----------
     Total Distributions..............    (317,932)      (268,950)    (160,844)       (78,167)      (373,422)    (304,305)
                                        -----------   -----------    ----------     ----------   -----------  -----------
Capital Share Transactions (1):
  Shares Issued.......................   4,082,819      2,965,961      848,464        798,485      2,815,856    2,450,541
  Shares Issued in Lieu of Cash
   Distributions......................     313,194        265,683      159,804         77,784        351,264      285,840
  Shares Redeemed.....................  (2,036,371)    (1,489,137)    (685,067)      (543,429)    (1,640,410)  (1,316,683)
                                        -----------   -----------    ----------     ----------   -----------  -----------
     Net Increase (Decrease) from
      Capital Share
      Transactions....................   2,359,642      1,742,507      323,201        332,840      1,526,710    1,419,698
                                        -----------   -----------    ----------     ----------   -----------  -----------
     Total Increase (Decrease) in
      Net Assets......................   2,281,388      2,929,612      150,210        607,477      1,368,826    1,800,889
Net Assets
  Beginning of Year...................  12,919,176      9,989,564    3,501,319      2,893,842      9,247,716    7,446,827
                                        -----------   -----------    ----------     ----------   -----------  -----------
  End of Year......................... $15,200,564    $12,919,176   $3,651,529     $3,501,319    $10,616,542  $ 9,247,716
                                        ===========   ===========    ==========     ==========   ===========  ===========
(1) Shares Issued and Redeemed:
  Shares Issued.......................     234,298        178,876       51,015         48,426         90,041       80,252
  Shares Issued in Lieu of Cash
   Distributions......................      18,413         16,353       10,033          4,849         11,800        9,623
  Shares Redeemed.....................    (116,908)       (89,926)     (41,495)       (33,059)       (52,277)     (43,155)
                                        -----------   -----------    ----------     ----------   -----------  -----------
     Net Increase (Decrease) from
      Shares Issued and
      Redeemed........................     135,803        105,303       19,553         20,216         49,563       46,720
                                        ===========   ===========    ==========     ==========   ===========  ===========
Undistributed Net Investment
 Income (Distributions in Excess
 of Net Investment Income)............ $    25,434    $    22,013   $    4,454     $    4,499    $     7,767  $     5,881

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                                    DFA Real Estate Securities Large Cap International
                                           U.S. Micro Cap Portfolio        Portfolio                  Portfolio
                                           ----------------------   -------------------------  ----------------------
                                              Year         Year         Year         Year         Year        Year
                                             Ended        Ended        Ended        Ended        Ended       Ended
                                            Oct. 31,     Oct. 31,     Oct. 31,     Oct. 31,     Oct. 31,    Oct. 31,
                                              2015         2014         2015         2014         2015        2014
                                           ----------   ----------  -----------   ----------   ----------  ----------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)............ $   41,868   $   33,465  $   187,615   $  135,078   $   86,418  $  100,146
  Net Realized Gain (Loss) on:
    Investment Securities Sold............    283,555      293,787      119,527       51,264      (50,887)     (5,883)
    Futures...............................     (2,258)        (692)          --         (553)         769          --
    Foreign Currency Transactions.........         --           --           --           --         (528)     (1,034)
    In-Kind Redemptions...................     12,861           --      258,319           --       33,199          --
  Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities and Foreign
     Currency.............................   (281,159)      40,078     (219,248)     857,969     (155,643)    (85,773)
    Translation of Foreign Currency
     Denominated Amounts..................         --           --           --           --          142        (232)
                                           ----------   ----------  -----------   ----------   ----------  ----------
     Net Increase (Decrease) in Net
      Assets Resulting from
      Operations..........................     54,867      366,638      346,213    1,043,758      (86,530)      7,224
                                           ----------   ----------  -----------   ----------   ----------  ----------
Distributions From:
  Net Investment Income:
    Institutional Class Shares............    (39,933)     (30,943)    (220,092)    (156,934)     (85,101)    (98,177)
  Net Short-Term Gains:
    Institutional Class Shares............         --      (12,783)          --           --           --          --
  Net Long-Term Gains:
    Institutional Class Shares............   (278,652)    (200,738)          --           --           --          --
                                           ----------   ----------  -----------   ----------   ----------  ----------
     Total Distributions..................   (318,585)    (244,464)    (220,092)    (156,934)     (85,101)    (98,177)
                                           ----------   ----------  -----------   ----------   ----------  ----------
Capital Share Transactions (1):
  Shares Issued...........................    657,708      732,739    1,268,079    1,531,390    1,019,845     711,014
  Shares Issued in Lieu of Cash
   Distributions..........................    296,069      228,631      216,090      154,320       76,483      89,712
  Shares Redeemed.........................   (711,995)    (750,348)  (1,664,857)    (642,193)    (902,210)   (337,040)
                                           ----------   ----------  -----------   ----------   ----------  ----------
     Net Increase (Decrease) from
      Capital Share Transactions..........    241,782      211,022     (180,688)   1,043,517      194,118     463,686
                                           ----------   ----------  -----------   ----------   ----------  ----------
     Total Increase (Decrease) in Net
      Assets..............................    (21,936)     333,196      (54,567)   1,930,341       22,487     372,733
Net Assets
  Beginning of Year.......................  5,029,027    4,695,831    6,607,759    4,677,418    3,127,847   2,755,114
                                           ----------   ----------  -----------   ----------   ----------  ----------
  End of Year............................. $5,007,091   $5,029,027  $ 6,553,192   $6,607,759   $3,150,334  $3,127,847
                                           ==========   ==========  ===========   ==========   ==========  ==========
(1) Shares Issued and Redeemed:
  Shares Issued...........................     33,975       37,333       38,538       53,449       48,288      31,887
  Shares Issued in Lieu of Cash
   Distributions..........................     16,153       11,975        6,758        5,604        3,639       3,956
  Shares Redeemed.........................    (36,869)     (38,226)     (51,930)     (22,496)     (42,081)    (15,048)
                                           ----------   ----------  -----------   ----------   ----------  ----------
     Net Increase (Decrease) from
      Shares Issued and
      Redeemed............................     13,259       11,082       (6,634)      36,557        9,846      20,795
                                           ==========   ==========  ===========   ==========   ==========  ==========
Undistributed Net Investment Income
 (Distributions in Excess of Net
 Investment Income)....................... $    2,845   $    2,541  $      (120)  $   23,541   $    8,542  $    7,583

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                         International Core Equity    International Small    Japanese Small Company
                                                 Portfolio             Company Portfolio          Portfolio
                                         ------------------------  ------------------------  ---------------------
                                             Year         Year         Year         Year        Year       Year
                                            Ended        Ended        Ended        Ended       Ended      Ended
                                           Oct. 31,     Oct. 31,     Oct. 31,     Oct. 31,    Oct. 31,   Oct. 31,
                                             2015         2014         2015         2014        2015       2014
                                         -----------  -----------  -----------  -----------  ---------   --------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss).......... $   354,330  $   335,306  $   208,124  $   194,864  $   6,024   $  5,501
  Net Realized Gain (Loss) on:
    Investment Securities Sold..........       4,776     (183,788)     376,613      303,846     12,888      9,738
    Futures.............................          --           --       (4,583)        (945)        --         --
    Foreign Currency Transactions.......      (2,904)      (1,661)      (2,876)        (909)      (355)      (118)
    In-Kind Redemptions.................     163,544           --           --           --         --         --
  Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities and
     Foreign Currency...................    (679,030)    (293,395)    (293,604)    (612,635)    20,984     (8,349)
    Futures.............................          --           --          (22)          --         --         --
    Translation of Foreign Currency
     Denominated Amounts................         330         (699)         344         (606)        68       (112)
                                         -----------  -----------  -----------  -----------  ---------   --------
     Net Increase (Decrease) in Net
      Assets Resulting from
      Operations........................    (158,954)    (144,237)     283,996     (116,385)    39,609      6,660
                                         -----------  -----------  -----------  -----------  ---------   --------
Distributions From:
  Net Investment Income:
    Institutional Class Shares..........    (367,607)    (320,068)    (208,535)    (190,299)    (7,758)   (11,539)
  Net Short-Term Gains:
    Institutional Class Shares..........          --           --      (27,069)     (27,834)        --         --
  Net Long-Term Gains:
    Institutional Class Shares..........          --           --     (250,320)    (211,626)        --         --
                                         -----------  -----------  -----------  -----------  ---------   --------
     Total Distributions................    (367,607)    (320,068)    (485,924)    (429,759)    (7,758)   (11,539)
                                         -----------  -----------  -----------  -----------  ---------   --------
Capital Share Transactions (1):
  Shares Issued.........................   5,383,645    4,323,558    1,961,417    1,513,008     20,159    176,108
  Shares Issued in Lieu of Cash
   Distributions........................     349,000      309,979      472,853      418,230      7,251     10,648
  Shares Redeemed.......................  (3,080,058)  (1,383,156)  (1,753,367)  (1,061,294)  (103,454)   (87,819)
                                         -----------  -----------  -----------  -----------  ---------   --------
     Net Increase (Decrease) from
      Capital Share
      Transactions......................   2,652,587    3,250,381      680,903      869,944    (76,044)    98,937
                                         -----------  -----------  -----------  -----------  ---------   --------
     Total Increase (Decrease) in
      Net Assets........................   2,126,026    2,786,076      478,975      323,800    (44,193)    94,058
Net Assets
  Beginning of Year.....................  12,294,542    9,508,466    8,844,517    8,520,717    508,190    414,132
                                         -----------  -----------  -----------  -----------  ---------   --------
  End of Year........................... $14,420,568  $12,294,542  $ 9,323,492  $ 8,844,517  $ 463,997   $508,190
                                         ===========  ===========  ===========  ===========  =========   ========
(1) Shares Issued and Redeemed:
  Shares Issued.........................     449,331      340,141      110,551       78,077      1,017      9,215
  Shares Issued in Lieu of Cash
   Distributions........................      29,177       23,911       28,178       22,420        406        579
  Shares Redeemed.......................    (256,979)    (108,799)     (99,058)     (54,917)    (5,278)    (4,681)
                                         -----------  -----------  -----------  -----------  ---------   --------
     Net Increase (Decrease) from
      Shares Issued and
      Redeemed..........................     221,528      255,253       39,671       45,580     (3,855)     5,113
                                         ===========  ===========  ===========  ===========  =========   ========
Undistributed Net Investment
 Income (Distributions in Excess
 of Net Investment Income).............. $    17,301  $    40,713  $    34,648  $    36,226  $   1,497   $  2,523

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                   Asia Pacific Small Company United Kingdom Small Continental Small Company
                                                        Portfolio             Company Portfolio         Portfolio
                                                   -------------------------  -------------------  ------------------------
                                                                                          Year
                                                      Year         Year         Year      Ended      Year         Year
                                                     Ended        Ended        Ended      Oct.      Ended        Ended
                                                    Oct. 31,     Oct. 31,     Oct. 31,     31,     Oct. 31,     Oct. 31,
                                                      2015         2014         2015      2014       2015         2014
                                                    ---------    --------     --------   -------   --------     --------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss).................... $   9,355     $ 13,132     $ 1,058    $   952   $  4,880     $  3,584
  Net Realized Gain (Loss) on:
   Investment Securities Sold*....................    (2,042)         227       2,661      2,353      7,314        5,664
   Futures........................................        --           --          --         --       (267)         (53)
   Foreign Currency Transactions..................      (202)          --           3         (4)       (64)         (20)
  Change in Unrealized Appreciation
   (Depreciation) of:
   Investment Securities and Foreign
    Currency......................................   (43,082)     (25,748)       (569)    (2,920)     7,186      (13,937)
   Futures........................................        --           --          --         --          3           --
   Translation of Foreign Currency Denominated
    Amounts.......................................        (3)          (4)          1         (1)        (4)          (9)
                                                    ---------     --------    -------    -------    --------     --------
    Net Increase (Decrease) in Net Assets
     Resulting from Operations....................   (35,974)     (12,393)      3,154        380     19,048       (4,771)
                                                    ---------     --------    -------    -------    --------     --------
Distributions From:
  Net Investment Income:
   Institutional Class Shares.....................   (16,487)     (12,860)     (1,011)      (919)    (4,771)      (3,660)
  Net Short-Term Gains:
   Institutional Class Shares.....................        --           --         (57)        --         --           --
  Net Long-Term Gains:
   Institutional Class Shares.....................        --           --      (2,151)      (406)        --           --
                                                    ---------     --------    -------    -------    --------     --------
    Total Distributions...........................   (16,487)     (12,860)     (3,219)    (1,325)    (4,771)      (3,660)
                                                    ---------     --------    -------    -------    --------     --------
Capital Share Transactions (1):
  Shares Issued...................................    13,081       80,887       4,028      5,784    112,313       23,560
  Shares Issued in Lieu of Cash Distributions.....    15,524       12,189       2,521      1,013      4,167        3,003
  Shares Redeemed.................................  (139,991)     (34,872)     (5,897)    (7,898)   (21,694)     (19,977)
                                                    ---------     --------    -------    -------    --------     --------
    Net Increase (Decrease) from Capital Share
     Transactions.................................  (111,386)      58,204         652     (1,101)    94,786        6,586
                                                    ---------     --------    -------    -------    --------     --------
    Total Increase (Decrease) in Net Assets.......  (163,847)      32,951         587     (2,046)   109,063       (1,845)
Net Assets
  Beginning of Year...............................   364,117      331,166      35,050     37,096    168,961      170,806
                                                    ---------     --------    -------    -------    --------     --------
  End of Year..................................... $ 200,270     $364,117     $35,637    $35,050   $278,024     $168,961
                                                    =========     ========    =======    =======    ========     ========
(1) Shares Issued and Redeemed:
  Shares Issued...................................       643        3,484         117        151      5,532        1,098
  Shares Issued in Lieu of Cash Distributions.....       792          549          78         27        199          133
  Shares Redeemed.................................    (6,841)      (1,459)       (167)      (206)    (1,061)        (926)
                                                    ---------     --------    -------    -------    --------     --------
    Net Increase (Decrease) from Shares
     Issued and Redeemed..........................    (5,406)       2,574          28        (28)     4,670          305
                                                    =========     ========    =======    =======    ========     ========
Undistributed Net Investment Income
 (Distributions in Excess of Net Investment
 Income).......................................... $      83     $  7,045     $   207    $   106   $    248     $    119

----------
* Net of foreign capital gain taxes withheld of $0, $0, $0, $0, $0 and $1, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                           DFA International Real      DFA Global Real Estate   DFA International Small
                                           Estate Securities Portfolio  Securities Portfolio      Cap Value Portfolio
                                           --------------------------  ----------------------  ------------------------
                                              Year          Year          Year        Year         Year         Year
                                             Ended         Ended         Ended       Ended        Ended        Ended
                                            Oct. 31,      Oct. 31,      Oct. 31,    Oct. 31,     Oct. 31,     Oct. 31,
                                              2015          2014          2015        2014         2015         2014
                                            ----------    ----------   ----------  ----------  -----------  -----------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)............ $  119,980    $  105,809    $  154,237  $   82,794  $   239,388  $   213,214
  Net Realized Gain (Loss) on:
    Investment Securities Sold............    (17,379)        3,629          (188)     (2,790)     203,049      220,979
    Affiliated Investment Companies
     Shares Sold..........................                                 (1,351)
    Futures...............................         --            --            --          --       (5,555)          --
    Foreign Currency Transactions.........     (1,791)         (581)           --          --       (4,926)      (2,193)
    In-Kind Redemptions...................         --            --            --          --      193,547           --
  Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities and Foreign
     Currency.............................   (116,739)       99,706       (43,036)    305,008     (244,703)    (457,867)
    Affiliated Investment Companies
     Shares...............................                                (78,977)
    Translation of Foreign Currency
     Denominated Amounts..................        284          (267)           --          --        1,015         (878)
                                            ----------    ----------   ----------  ----------  -----------  -----------
     Net Increase (Decrease) in Net
      Assets Resulting from
      Operations..........................    (15,645)      208,296       117,133     385,012      381,815      (26,745)
                                            ----------    ----------   ----------  ----------  -----------  -----------
Distributions From:
  Net Investment Income:
    Institutional Class Shares............   (182,724)     (106,263)     (124,281)    (72,036)    (224,376)    (201,006)
  Net Short-Term Gains:
    Institutional Class Shares............         --            --            --          --           --      (38,805)
  Net Long-Term Gains:
    Institutional Class Shares............         --            --            --          --     (207,080)    (127,501)
                                            ----------    ----------   ----------  ----------  -----------  -----------
     Total Distributions..................   (182,724)     (106,263)     (124,281)    (72,036)    (431,456)    (367,312)
                                            ----------    ----------   ----------  ----------  -----------  -----------
Capital Share Transactions (1):
  Shares Issued...........................    886,775     1,020,832     1,347,820   1,203,232    2,629,814    2,122,914
  Shares Issued in Lieu of Cash
   Distributions..........................    181,249       105,300       121,908      70,668      392,052      335,987
  Shares Redeemed.........................   (417,939)     (298,766)     (708,136)   (364,111)  (2,079,421)  (1,528,972)
                                            ----------    ----------   ----------  ----------  -----------  -----------
     Net Increase (Decrease) from
      Capital Share Transactions..........    650,085       827,366       761,592     909,789      942,445      929,929
                                            ----------    ----------   ----------  ----------  -----------  -----------
     Total Increase (Decrease) in Net
      Assets..............................    451,716       929,399       754,444   1,222,765      892,804      535,872
Net Assets
  Beginning of Year.......................  3,088,376     2,158,977     3,305,472   2,082,707   11,684,771   11,148,899
                                            ----------    ----------   ----------  ----------  -----------  -----------
  End of Year............................. $3,540,092    $3,088,376    $4,059,916  $3,305,472  $12,577,575  $11,684,771
                                            ==========    ==========   ==========  ==========  ===========  ===========
(1) Shares Issued and Redeemed:
  Shares Issued...........................    166,717       190,067       127,842     123,414      135,446      102,419
  Shares Issued in Lieu of Cash
   Distributions..........................     34,991        21,490        11,884       8,208       21,362       16,875
  Shares Redeemed.........................    (79,211)      (56,784)      (67,340)    (37,911)     107,415      (74,184)
                                            ----------    ----------   ----------  ----------  -----------  -----------
     Net Increase (Decrease) from
      Shares Issued and
      Redeemed............................    122,497       154,773        72,386      93,711       49,393       45,110
                                            ==========    ==========   ==========  ==========  ===========  ===========
Undistributed Net Investment
 Income (Distributions in Excess of
 Net Investment Income)................... $ (221,598)   $ (153,170)   $   50,527  $   21,784  $    44,763  $    20,577

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                     International Vector Equity World ex U.S. Value World ex U.S. Targeted
                                                            Portfolio                 Portfolio        Value Portfolio
                                                     --------------------------  ------------------  ---------------------
                                                        Year          Year         Year      Year       Year       Year
                                                       Ended         Ended        Ended     Ended      Ended      Ended
                                                      Oct. 31,      Oct. 31,     Oct. 31,  Oct. 31,   Oct. 31,   Oct. 31,
                                                        2015          2014         2015      2014       2015       2014
                                                      ----------    ----------   --------  --------  ---------   --------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)...................... $   37,987    $   32,958    $  3,484  $  4,175  $   3,960   $  2,577
  Capital Gain Distributions Received from
   Affiliated Investment Companies..................         --            --         169       157      1,932        983
  Net Realized Gain (Loss) on:
    Investment Securities Sold*.....................      5,992        14,492          --     1,007       (356)    (2,175)
    Affiliated Investment Companies Shares
     Sold...........................................                                1,061              (13,958)
    Futures.........................................         --            --          --         1       (347)         1
    Foreign Currency Transactions...................       (490)         (376)        (65)      (40)      (169)        (9)
    In-Kind Redemptions.............................     10,623            --          --        --         --         --
  Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities and Foreign Currency......    (79,483)      (66,559)         --    (6,120)     8,649     (4,735)
    Affiliated Investment Companies Shares..........                              (16,458)              (6,911)
    Futures.........................................         --            --          --         1         --         --
    Translation of Foreign Currency Denominated
     Amounts........................................         54           (93)          7       (12)        (2)        --
                                                      ----------    ----------   --------  --------  ---------   --------
     Net Increase (Decrease) in Net Assets
      Resulting from Operations.....................    (25,317)      (19,578)    (11,802)     (831)    (7,202)    (3,358)
                                                      ----------    ----------   --------  --------  ---------   --------
Distributions From:
  Net Investment Income:
    Institutional Class Shares......................    (36,861)      (31,342)     (3,283)   (4,113)    (3,896)    (2,482)
  Net Short-Term Gains:
    Institutional Class Shares......................     (1,236)         (571)         --        --         --        (48)
  Net Long-Term Gains:
    Institutional Class Shares......................    (10,949)       (7,322)         --        --       (408)    (1,147)
                                                      ----------    ----------   --------  --------  ---------   --------
     Total Distributions............................    (49,046)      (39,235)     (3,283)   (4,113)    (4,304)    (3,677)
                                                      ----------    ----------   --------  --------  ---------   --------
Capital Share Transactions (1):
  Shares Issued.....................................    757,055       399,996      65,656    10,506    204,717     99,296
  Shares Issued in Lieu of Cash Distributions.......     48,618        38,822       3,281     4,102      4,301      3,678
  Shares Redeemed...................................   (441,949)     (165,226)    (12,502)  (13,300)  (120,877)   (40,853)
                                                      ----------    ----------   --------  --------  ---------   --------
     Net Increase (Decrease) from Capital Share
      Transactions..................................    363,724       273,592      56,435     1,308     88,141     62,121
                                                      ----------    ----------   --------  --------  ---------   --------
     Total Increase (Decrease) in Net Assets........    289,361       214,779      41,350    (3,636)    76,635     55,086
Net Assets
  Beginning of Period...............................  1,305,553     1,090,774     113,951   117,587    151,096     96,010
                                                      ----------    ----------   --------  --------  ---------   --------
  End of Period..................................... $1,594,914    $1,305,553    $155,301  $113,951  $ 227,731   $151,096
                                                      ==========    ==========   ========  ========  =========   ========
(1) Shares Issued and Redeemed:
  Shares Issued.....................................     68,272        33,823       6,010       889     17,665      7,921
  Shares Issued in Lieu of Cash Distributions.......      4,463         3,246         303       340        377        299
  Shares Redeemed...................................    (40,404)      (13,983)     (1,167)   (1,114)   (10,646)    (3,412)
                                                      ----------    ----------   --------  --------  ---------   --------
     Net Increase (Decrease) from Shares Issued
      and Redeemed..................................     32,331        23,086       5,146       115      7,396      4,808
                                                      ==========    ==========   ========  ========  =========   ========
Undistributed Net Investment Income
 (Distributions in Excess of Net Investment
 Income)............................................ $    3,889    $    4,680    $    517  $    343  $      10   $    218

----------
See page 1 for the Definitions of Abbreviations and Footnotes.
* Net of foreign capital gain taxes withheld of $0, $0, $0, $0, $0 and $3, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                     World ex U.S. Core Equity                             Selectively Hedged Global
                                           Portfolio           World Core Equity Portfolio  Equity Portfolio
                                     ------------------------  --------------------------  ------------------------
                                        Year         Year        Year           Year         Year         Year
                                       Ended        Ended       Ended          Ended        Ended        Ended
                                      Oct. 31,     Oct. 31,    Oct. 31,       Oct. 31,     Oct. 31,     Oct. 31,
                                        2015         2014        2015           2014         2015         2014
                                      ----------   --------    --------       --------     --------     --------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)...... $   19,993    $  6,084    $  2,788       $   341      $  3,745     $  2,127
  Capital Gain Distributions
   Received from Affiliated
   Investment Companies.............         --          --         171             3           469          342
  Net Realized Gain (Loss) on:
   Investment Securities Sold*......        534        (107)         --           247            --        1,409
   Affiliated Investment
    Companies Shares Sold...........     (9,894)                   (905)                       (251)
   Futures..........................        171          --          --            --          (402)         572
   Foreign Currency
    Transactions....................       (238)         --          --            --         3,159        1,469
  Change in Unrealized
   Appreciation (Depreciation) of:
   Investment Securities and
    Foreign Currency................    (56,453)    (13,820)         --        (2,851)           --        1,003
   Affiliated Investment
    Companies Shares................      2,100                  (4,000)                     (9,320)
   Futures..........................         --          --          --            --           701          (82)
   Translation of Foreign
    Currency Denominated
    Amounts.........................        (13)         --          --            --          (530)         610
                                      ----------    --------     --------     -------       --------     --------
    Net Increase (Decrease) in
     Net Assets Resulting from
     Operations.....................    (43,800)     (7,843)     (1,946)       (2,260)       (2,429)       7,450
                                      ----------    --------     --------     -------       --------     --------
Distributions From:
  Net Investment Income:
   Institutional Class Shares.......    (15,824)     (6,099)     (2,667)         (348)       (4,603)      (1,858)
  Net Short-Term Gains:
   Institutional Class Shares.......         --         (64)        (12)          (10)         (365)        (281)
  Net Long-Term Gains:
   Institutional Class Shares.......         --          --        (232)          (14)       (1,915)        (539)
                                      ----------    --------     --------     -------       --------     --------
    Total Distributions.............    (15,824)     (6,163)     (2,911)         (372)       (6,883)      (2,678)
                                      ----------    --------     --------     -------       --------     --------
Capital Share Transactions (1):
  Shares Issued.....................    946,814     312,847     143,661        79,069       130,229       71,131
  Shares Issued in Lieu of Cash
   Distributions....................     15,654       6,153       2,860           372         6,883        2,678
  Shares Redeemed...................   (138,664)    (28,066)    (14,716)       (2,830)      (29,970)     (22,653)
                                      ----------    --------     --------     -------       --------     --------
    Net Increase (Decrease)
     from Capital Share
     Transactions...................    823,804     290,934     131,805        76,611       107,142       51,156
                                      ----------    --------     --------     -------       --------     --------
    Total Increase (Decrease) in
     Net Assets.....................    764,180     276,928     126,948        73,979        97,830       55,928
Net Assets
  Beginning of Period...............    406,648     129,720      75,707         1,728       147,276       91,348
                                      ----------    --------     --------     -------       --------     --------
  End of Period..................... $1,170,828    $406,648    $202,655       $75,707      $245,106     $147,276
                                      ==========    ========     ========     =======       ========     ========
(1) Shares Issued and Redeemed:
  Shares Issued.....................     92,639      28,743      10,926         5,733         9,466        5,123
  Shares Issued in Lieu of Cash
   Distributions....................      1,533         556         220            27           532          205
  Shares Redeemed...................    (13,850)     (2,595)     (1,167)         (216)       (2,213)      (1,662)
                                      ----------    --------     --------     -------       --------     --------
    Net Increase (Decrease)
     from Shares Issued and
     Redeemed.......................     80,322      26,704       9,979         5,544         7,785        3,666
                                      ==========    ========     ========     =======       ========     ========
Undistributed Net Investment
 Income (Distributions in Excess
 of Net Investment Income).......... $    3,451    $     (2)   $    121       $    --      $  5,058     $  3,031

                                     Emerging Markets Portfolio
                                     -------------------------
                                         Year         Year
                                        Ended        Ended
                                       Oct. 31,     Oct. 31,
                                         2015         2014
                                     -----------   ----------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)...... $    82,136   $   81,253
  Capital Gain Distributions
   Received from Affiliated
   Investment Companies.............          --           --
  Net Realized Gain (Loss) on:
   Investment Securities Sold*......     (98,317)     (24,604)
   Affiliated Investment
    Companies Shares Sold...........
   Futures..........................       2,417           --
   Foreign Currency
    Transactions....................      (2,155)        (658)
  Change in Unrealized
   Appreciation (Depreciation) of:
   Investment Securities and
    Foreign Currency................    (669,787)      12,634
   Affiliated Investment
    Companies Shares................
   Futures..........................           4           --
   Translation of Foreign
    Currency Denominated
    Amounts.........................         (93)         (12)
                                     -----------   ----------
    Net Increase (Decrease) in
     Net Assets Resulting from
     Operations.....................    (685,795)      68,613
                                     -----------   ----------
Distributions From:
  Net Investment Income:
   Institutional Class Shares.......     (73,891)     (77,881)
  Net Short-Term Gains:
   Institutional Class Shares.......          --           --
  Net Long-Term Gains:
   Institutional Class Shares.......          --      (21,358)
                                     -----------   ----------
    Total Distributions.............     (73,891)     (99,239)
                                     -----------   ----------
Capital Share Transactions (1):
  Shares Issued.....................   2,348,904    1,057,534
  Shares Issued in Lieu of Cash
   Distributions....................      68,708       92,820
  Shares Redeemed...................  (1,410,094)    (701,770)
                                     -----------   ----------
    Net Increase (Decrease)
     from Capital Share
     Transactions...................   1,007,518      448,584
                                     -----------   ----------
    Total Increase (Decrease) in
     Net Assets.....................     247,832      417,958
Net Assets
  Beginning of Period...............   4,073,698    3,655,740
                                     -----------   ----------
  End of Period..................... $ 4,321,530   $4,073,698
                                     ===========   ==========
(1) Shares Issued and Redeemed:
  Shares Issued.....................      98,569       40,611
  Shares Issued in Lieu of Cash
   Distributions....................       3,055        3,453
  Shares Redeemed...................     (59,625)     (26,688)
                                     -----------   ----------
    Net Increase (Decrease)
     from Shares Issued and
     Redeemed.......................      41,999       17,376
                                     ===========   ==========
Undistributed Net Investment
 Income (Distributions in Excess
 of Net Investment Income).......... $     5,762   $    6,653

----------
See page 1 for the Definitions of Abbreviations and Footnotes.
* Net of foreign capital gain taxes withheld of $0, $0, $0, $0, $0, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                     Emerging Markets Small   Emerging Markets Value     Emerging Markets Core
                                                          Cap Portfolio              Portfolio             Equity Portfolio
                                                     ----------------------  ------------------------  ------------------------
                                                        Year        Year         Year         Year         Year         Year
                                                       Ended       Ended        Ended        Ended        Ended        Ended
                                                      Oct. 31,    Oct. 31,     Oct. 31,     Oct. 31,     Oct. 31,     Oct. 31,
                                                        2015        2014         2015         2014         2015         2014
                                                     ----------  ----------  -----------  -----------  -----------  -----------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)...................... $  109,144  $   89,085  $   362,517  $   447,291  $   324,860  $   302,880
  Net Realized Gain (Loss) on:
   Investment Securities Sold*......................     46,152      98,856     (409,296)    (519,942)    (327,586)    (111,516)
   Futures..........................................         --          --           --          499           --           --
   Foreign Currency Transactions....................     (4,493)       (968)      (7,810)      (4,493)      (8,472)      (2,722)
   In-Kind Redemptions..............................         --          --           --           --       29,647           --
  Change in Unrealized Appreciation
   (Depreciation) of:
   Investment Securities and Foreign
    Currency........................................   (681,504)     21,383   (3,279,764)    (179,006)  (2,517,402)     123,834
   Futures..........................................         --          (4)          --           --           --           --
   Translation of Foreign Currency Denominated
    Amounts.........................................       (237)       (137)         107          (29)        (300)        (212)
                                                     ----------  ----------  -----------  -----------  -----------  -----------
     Net Increase (Decrease) in Net Assets
      Resulting from Operations.....................   (530,938)    208,215   (3,334,246)    (255,680)  (2,499,253)     312,264
                                                     ----------  ----------  -----------  -----------  -----------  -----------
Distributions From:
  Net Investment Income:
   Class R2 Shares..................................         --          --       (1,822)      (1,989)          --           --
   Institutional Class Shares.......................    (99,603)    (83,100)    (349,391)    (405,752)    (304,141)    (287,956)
  Net Short-Term Gains:
   Class R2 Shares..................................         --          --           --          (62)          --           --
   Institutional Class Shares.......................     (3,364)         --           --      (11,122)          --           --
  Net Long-Term Gains:
   Class R2 Shares..................................         --          --           --       (1,472)          --           --
   Institutional Class Shares.......................    (88,636)    (63,095)          --     (262,348)          --           --
                                                     ----------  ----------  -----------  -----------  -----------  -----------
     Total Distributions............................   (191,603)   (146,195)    (351,213)    (682,745)    (304,141)    (287,956)
                                                     ----------  ----------  -----------  -----------  -----------  -----------
Capital Share Transactions (1):
  Shares Issued.....................................  1,309,981   1,042,130    3,635,785    3,257,115    6,175,578    4,643,693
  Shares Issued in Lieu of Cash Distributions.......    180,085     135,989      332,144      647,473      282,610      266,070
  Shares Redeemed...................................   (782,954)   (421,399)  (4,119,848)  (3,488,728)  (4,525,463)  (2,227,486)
                                                     ----------  ----------  -----------  -----------  -----------  -----------
     Net Increase (Decrease) from Capital Share
      Transactions..................................    707,112     756,720     (151,919)     415,860    1,932,725    2,682,277
                                                     ----------  ----------  -----------  -----------  -----------  -----------
     Total Increase (Decrease) in Net Assets........    (15,429)    818,740   (3,837,378)    (522,565)    (870,669)   2,706,585
Net Assets
  Beginning of Year.................................  4,860,603   4,041,863   18,746,342   19,268,907   15,727,547   13,020,962
                                                     ----------  ----------  -----------  -----------  -----------  -----------
  End of Year....................................... $4,845,174  $4,860,603  $14,908,964  $18,746,342  $14,856,878  $15,727,547
                                                     ==========  ==========  ===========  ===========  ===========  ===========
(1) Shares Issued and Redeemed:
  Shares Issued.....................................     65,569      49,106      147,429      116,998      339,318      235,819
  Shares Issued in Lieu of Cash Distributions.......      9,583       6,569       14,339       23,036       16,465       12,932
  Shares Redeemed...................................    (40,423)    (20,277)    (164,669)    (124,198)    (255,411)    (113,406)
                                                     ----------  ----------  -----------  -----------  -----------  -----------
     Net Increase (Decrease) from Shares
      Issued and Redeemed...........................     34,729      35,398       (2,901)      15,836      100,372      135,345
                                                     ==========  ==========  ===========  ===========  ===========  ===========
Undistributed Net Investment Income
 (Distributions in Excess of Net Investment
 Income)............................................ $   14,068  $    7,565  $    24,502  $    37,443  $    17,752  $    28,530

----------
* Net of foreign capital gain taxes withheld of $0, $1,357, $0, $0, $0 and $960, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                 Enhanced U.S. Large Company Portfolio         U.S. Large Cap Equity Portfolio
                           ------------------------------------------------  -----------------------------
                                                                                                     Period
                             Year      Year      Year      Year      Year      Year      Year       June 25,
                            Ended     Ended     Ended     Ended     Ended     Ended     Ended      2013(a) to
                           Oct. 31,  Oct. 31,  Oct. 31,  Oct. 31,  Oct. 31,  Oct. 31,  Oct. 31,     Oct. 31,
                             2015      2014      2013      2012      2011      2015      2014         2013
-----------------------------------------------------------------------------------------------------------------
Net Asset Value,
 Beginning of Period...... $  13.65  $  11.70  $   9.29  $   8.15  $   7.53  $  12.65  $  11.07   $  10.00
                           --------  --------  --------  --------  --------  --------  --------   --------
Income from Investment
 Operations
----------------------
 Net Investment Income
   (Loss) (A).............     0.07      0.07      0.07      0.07      0.07      0.23      0.21       0.06
 Net Gains (Losses) on
   Securities (Realized
   and Unrealized)........     0.53      1.94      2.42      1.20      0.56      0.21      1.57       1.04
                           --------  --------  --------  --------  --------  --------  --------   --------
   Total from Investment
    Operations............     0.60      2.01      2.49      1.27      0.63      0.44      1.78       1.10
-----------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income....    (0.05)    (0.06)    (0.08)    (0.13)    (0.01)    (0.21)    (0.20)     (0.03)
 Net Realized Gains.......    (1.66)       --        --        --        --     (0.02)       --         --
                           --------  --------  --------  --------  --------  --------  --------   --------
   Total Distributions....    (1.71)    (0.06)    (0.08)    (0.13)    (0.01)    (0.23)    (0.20)     (0.03)
-----------------------------------------------------------------------------------------------------------------
Net Asset Value, End of
 Period................... $  12.54  $  13.65  $  11.70  $   9.29  $   8.15  $  12.86  $  12.65   $  11.07
========================   ========  ========  ========  ========  ========  ========  ========  ==========
Total Return..............     5.25%    17.18%    26.99%    15.84%     8.41%     3.49%    16.19%     11.01%(D)
-----------------------------------------------------------------------------------------------------------------
Net Assets, End of
 Period (thousands)....... $203,641  $216,719  $212,840  $190,011  $171,128  $699,144  $274,955   $135,407
Ratio of Expenses to
 Average Net Assets.......     0.24%     0.23%     0.24%     0.25%     0.26%     0.19%     0.19%      0.19%(C)(E)
Ratio of Expenses to
 Average Net Assets
 (Excluding Fees
 (Waived), (Expenses
 Reimbursed), and/or
 Previously Waived Fees
 Recovered by Advisor
 and Fees Paid
 Indirectly)..............     0.24%     0.23%     0.24%     0.25%     0.26%     0.19%     0.20%      0.25%(C)(E)
Ratio of Net Investment
 Income to Average Net
 Assets...................     0.53%     0.55%     0.63%     0.80%     0.86%     1.77%     1.75%      1.58%(C)(E)
Portfolio Turnover Rate...      223%      202%      139%       76%      140%       12%        1%         0%(D)
-----------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                           U.S. Large Cap Value Portfolio
                           -------------------------------------------------------------
                               Year         Year         Year        Year        Year
                              Ended        Ended        Ended       Ended       Ended
                             Oct. 31,     Oct. 31,     Oct. 31,    Oct. 31,    Oct. 31,
                               2015         2014         2013        2012        2011
-----------------------------------------------------------------------------------------
Net Asset Value,
 Beginning of Period...... $     33.75  $     29.72  $     22.34  $    19.29  $    18.58
                           -----------  -----------  -----------  ----------  ----------
Income from Investment
 Operations
----------------------
 Net Investment Income
   (Loss) (A).............        0.69         0.56         0.47        0.41        0.33
 Net Gains (Losses) on
   Securities (Realized
   and Unrealized)........       (0.32)        4.02         7.38        3.04        0.70
                           -----------  -----------  -----------  ----------  ----------
   Total from Investment
    Operations............        0.37         4.58         7.85        3.45        1.03
-----------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income....       (0.66)       (0.55)       (0.47)      (0.40)      (0.32)
 Net Realized Gains.......       (0.19)          --           --          --          --
                           -----------  -----------  -----------  ----------  ----------
   Total Distributions....       (0.85)       (0.55)       (0.47)      (0.40)      (0.32)
-----------------------------------------------------------------------------------------
Net Asset Value, End of
 Period................... $     33.27  $     33.75  $     29.72  $    22.34  $    19.29
=========================  ===========  ===========  ===========  ==========  ==========
Total Return..............        1.16%       15.49%       35.52%      18.14%       5.53%
-----------------------------------------------------------------------------------------
Net Assets, End of
 Period (thousands)....... $15,807,935  $15,146,981  $11,963,072  $8,334,585  $7,340,344
Ratio of Expenses to
 Average Net Assets(B)....        0.27%        0.27%        0.27%       0.27%       0.28%
Ratio of Expenses to
 Average Net Assets
 (Excluding Fees
 (Waived), (Expenses
 Reimbursed), and/or
 Previously Waived Fees
 Recovered by Advisor)(B).        0.30%        0.27%        0.27%       0.27%       0.28%
Ratio of Net Investment
 Income to Average Net
 Assets...................        2.04%        1.75%        1.82%       1.99%       1.63%
-----------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                           U.S. Targeted Value Portfolio-Class R1 Shares U.S. Targeted Value Portfolio-Class R2 Shares
                           --------------------------------------------  ---------------------------------------------
                             Year      Year     Year     Year     Year      Year      Year     Year     Year     Year
                            Ended     Ended    Ended    Ended    Ended     Ended     Ended    Ended    Ended    Ended
                           Oct. 31,  Oct. 31, Oct. 31, Oct. 31, Oct. 31,  Oct. 31,  Oct. 31, Oct. 31, Oct. 31, Oct. 31,
                             2015      2014     2013     2012     2011      2015      2014     2013     2012     2011
-----------------------------------------------------------------------------------------------------------------------
Net Asset Value,
 Beginning of Year........ $ 23.19   $ 22.63   $17.28  $ 15.32  $ 14.75  $  23.12   $ 22.57  $ 17.26  $ 15.31  $ 14.76
                           -------   -------   ------  -------  -------  --------   -------  -------  -------  -------
Income from Investment
 Operations
----------------------
 Net Investment Income
   (Loss) (A).............    0.26      0.18     0.27     0.15     0.10      0.23      0.15     0.19     0.13     0.07
 Net Gains (Losses) on
   Securities (Realized
   and Unrealized)........   (0.61)     1.86     6.28     2.06     0.60     (0.61)     1.84     6.31     2.05     0.60
                           -------   -------   ------  -------  -------  --------   -------  -------  -------  -------
   Total from Investment
    Operations............   (0.35)     2.04     6.55     2.21     0.70     (0.38)     1.99     6.50     2.18     0.67
-----------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income....   (0.25)    (0.16)   (0.22)   (0.13)   (0.10)    (0.22)    (0.12)   (0.21)   (0.11)   (0.09)
 Net Realized Gains.......   (1.01)    (1.32)   (0.98)   (0.12)   (0.03)    (1.01)    (1.32)   (0.98)   (0.12)   (0.03)
                           -------   -------   ------  -------  -------  --------   -------  -------  -------  -------
   Total Distributions....   (1.26)    (1.48)   (1.20)   (0.25)   (0.13)    (1.23)    (1.44)   (1.19)   (0.23)   (0.12)
-----------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of
 Year..................... $ 21.58   $ 23.19   $22.63  $ 17.28  $ 15.32  $  21.51   $ 23.12  $ 22.57  $ 17.26  $ 15.31
========================   ========  ======== ======== ======== ======== ========   ======== ======== ======== ========
Total Return..............   (1.33)%    9.47%   40.39%   14.67%    4.69%    (1.49)%    9.30%   40.10%   14.46%    4.50%
-----------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year
 (thousands).............. $40,159   $16,971   $9,470  $49,423  $45,132  $135,412   $82,977  $23,305  $12,754  $10,918
Ratio of Expenses to
 Average Net Assets.......    0.47%     0.47%    0.47%    0.48%    0.48%     0.63%     0.62%    0.62%    0.63%    0.63%
Ratio of Net Investment
 Income to Average Net
 Assets...................    1.15%     0.79%    1.42%    0.93%    0.61%     1.02%     0.64%    0.95%    0.78%    0.42%
Portfolio Turnover Rate...      15%       10%      16%      20%      23%       15%       10%      16%      20%      23%
-----------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                             U.S. Targeted Value Portfolio-Institutional Class Shares
                           -----------------------------------------------------------  -------------
                               Year        Year        Year        Year        Year         Year
                              Ended       Ended       Ended       Ended       Ended        Ended
                             Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,     Oct. 31,
                               2015        2014        2013        2012        2011         2015
------------------------------------------------------------------------------------------------------
Net Asset Value,
 Beginning of Year........ $    23.16   $    22.60  $    17.28  $    15.32  $    14.76  $     35.82
                           ----------   ----------  ----------  ----------  ----------  -----------
Income from Investment
 Operations
----------------------
 Net Investment Income
   (Loss) (A).............       0.29         0.21        0.24        0.17        0.12         0.41
 Net Gains (Losses) on
   Securities (Realized
   and Unrealized)........      (0.61)        1.85        6.31        2.06        0.59        (1.44)
                           ----------   ----------  ----------  ----------  ----------  -----------
   Total from Investment
    Operations............      (0.32)        2.06        6.55        2.23        0.71        (1.03)
------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income....      (0.27)       (0.18)      (0.25)      (0.15)      (0.12)       (0.38)
 Net Realized Gains.......      (1.01)       (1.32)      (0.98)      (0.12)      (0.03)       (1.33)
                           ----------   ----------  ----------  ----------  ----------  -----------
   Total Distributions....      (1.28)       (1.50)      (1.23)      (0.27)      (0.15)       (1.71)
------------------------------------------------------------------------------------------------------
Net Asset Value, End of
 Year..................... $    21.56   $    23.16  $    22.60  $    17.28  $    15.32  $     33.08
========================   ==========   ==========  ==========  ==========  ==========  ===========
Total Return..............      (1.20)%       9.58%      40.40%      14.78%       4.76%       (2.83)%
------------------------------------------------------------------------------------------------------
Net Assets, End of Year
 (thousands).............. $6,987,896   $5,490,959  $4,180,974  $2,989,632  $2,487,929  $11,680,262
Ratio of Expenses to
 Average Net Assets.......       0.37%        0.37%       0.37%       0.38%       0.38%        0.52%
Ratio of Net Investment
 Income to Average Net
 Assets...................       1.28%        0.90%       1.25%       1.03%       0.71%        1.18%
Portfolio Turnover Rate...         15%          10%         16%         20%         23%          17%
------------------------------------------------------------------------------------------------------

                              U.S. Small Cap Value Portfolio
                           ------------------------------------------------
                               Year        Year        Year        Year
                              Ended       Ended       Ended       Ended
                             Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,
                               2014        2013        2012        2011
---------------------------------------------------------------------------
Net Asset Value,
 Beginning of Year........ $     34.48  $    26.57  $    23.50  $    22.49
                           -----------  ----------  ----------  ----------
Income from Investment
 Operations
----------------------
 Net Investment Income
   (Loss) (A).............        0.23        0.39        0.20        0.16
 Net Gains (Losses) on
   Securities (Realized
   and Unrealized)........        2.93        9.41        3.38        1.00
                           -----------  ----------  ----------  ----------
   Total from Investment
    Operations............        3.16        9.80        3.58        1.16
---------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income....       (0.22)      (0.37)      (0.18)      (0.15)
 Net Realized Gains.......       (1.60)      (1.52)      (0.33)         --
                           -----------  ----------  ----------  ----------
   Total Distributions....       (1.82)      (1.89)      (0.51)      (0.15)
---------------------------------------------------------------------------
Net Asset Value, End of
 Year..................... $     35.82  $    34.48  $    26.57  $    23.50
========================   ===========  ==========  ==========  ==========
Total Return..............        9.49%      39.35%      15.60%       5.13%
---------------------------------------------------------------------------
Net Assets, End of Year
 (thousands).............. $11,512,306  $9,526,981  $7,088,470  $6,540,863
Ratio of Expenses to
 Average Net Assets.......        0.52%       0.52%       0.52%       0.52%
Ratio of Net Investment
 Income to Average Net
 Assets...................        0.66%       1.28%       0.78%       0.62%
Portfolio Turnover Rate...           9%         14%         15%         14%
---------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                           U.S. Core Equity 1 Portfolio
                           ------------------------------------------------------------  ------------
                               Year         Year        Year        Year        Year         Year
                              Ended        Ended       Ended       Ended       Ended        Ended
                             Oct. 31,     Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,     Oct. 31,
                               2015         2014        2013        2012        2011         2015
------------------------------------------------------------------------------------------------------
Net Asset Value,
 Beginning of Year........ $     17.71  $     15.74  $    12.11  $    10.78  $    10.18  $     17.34
                           -----------  -----------  ----------  ----------  ----------  -----------
Income from Investment
 Operations
----------------------
 Net Investment Income
   (Loss) (A).............        0.31         0.27        0.25        0.21        0.17         0.30
 Net Gains (Losses) on
   Securities (Realized
   and Unrealized)........        0.26         2.02        3.62        1.32        0.59         0.02
                           -----------  -----------  ----------  ----------  ----------  -----------
   Total from Investment
    Operations............        0.57         2.29        3.87        1.53        0.76         0.32
------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income....       (0.30)       (0.25)      (0.24)      (0.20)      (0.16)       (0.28)
 Net Realized Gains.......       (0.08)       (0.07)         --          --          --        (0.12)
                           -----------  -----------  ----------  ----------  ----------  -----------
   Total Distributions....       (0.38)       (0.32)      (0.24)      (0.20)      (0.16)       (0.40)
------------------------------------------------------------------------------------------------------
Net Asset Value, End of
 Year..................... $     17.90  $     17.71  $    15.74  $    12.11  $    10.78  $     17.26
========================   ===========  ===========  ==========  ==========  ==========  ===========
Total Return..............        3.26%       14.72%      32.32%      14.29%       7.47%        1.92%
------------------------------------------------------------------------------------------------------
Net Assets, End of Year
 (thousands).............. $13,275,774  $10,780,830  $7,566,179  $4,876,973  $3,731,411  $15,200,564
Ratio of Expenses to
 Average Net Assets.......        0.19%        0.19%       0.19%       0.19%       0.20%        0.22%
Ratio of Net Investment
 Income to Average Net
 Assets...................        1.71%        1.61%       1.79%       1.79%       1.49%        1.68%
Portfolio Turnover Rate...           4%           5%          1%          3%          5%           5%
------------------------------------------------------------------------------------------------------

                               U.S. Core Equity 2 Portfolio
                           ------------------------------------------------
                               Year        Year        Year        Year
                              Ended       Ended       Ended       Ended
                             Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,
                               2014        2013        2012        2011
---------------------------------------------------------------------------
Net Asset Value,
 Beginning of Year........ $     15.62  $    11.99  $    10.61  $    10.06
                           -----------  ----------  ----------  ----------
Income from Investment
 Operations
----------------------
 Net Investment Income
   (Loss) (A).............        0.26        0.24        0.20        0.16
 Net Gains (Losses) on
   Securities (Realized
   and Unrealized)........        1.86        3.73        1.36        0.54
                           -----------  ----------  ----------  ----------
   Total from Investment
    Operations............        2.12        3.97        1.56        0.70
---------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income....       (0.24)      (0.24)      (0.18)      (0.15)
 Net Realized Gains.......       (0.16)      (0.10)         --          --
                           -----------  ----------  ----------  ----------
   Total Distributions....       (0.40)      (0.34)      (0.18)      (0.15)
---------------------------------------------------------------------------
Net Asset Value, End of
 Year..................... $     17.34  $    15.62  $    11.99  $    10.61
========================   ===========  ==========  ==========  ==========
Total Return..............       13.78%      33.66%      14.81%       6.98%
---------------------------------------------------------------------------
Net Assets, End of Year
 (thousands).............. $12,919,176  $9,989,564  $6,923,984  $5,819,906
Ratio of Expenses to
 Average Net Assets.......        0.22%       0.22%       0.22%       0.22%
Ratio of Net Investment
 Income to Average Net
 Assets...................        1.55%       1.74%       1.74%       1.42%
Portfolio Turnover Rate...           6%          3%          5%          9%
---------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                           U.S. Vector Equity Portfolio
                           -----------------------------------------------------------
                               Year        Year        Year        Year        Year
                              Ended       Ended       Ended       Ended       Ended
                             Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,
                               2015        2014        2013        2012        2011
---------------------------------------------------------------------------------------
Net Asset Value,
 Beginning of Year........ $    17.04   $    15.62  $    11.61  $    10.28  $     9.82
                           ----------   ----------  ----------  ----------  ----------
Income from Investment
 Operations
----------------------
 Net Investment Income
   (Loss) (A).............       0.25         0.21        0.20        0.16        0.12
 Net Gains (Losses) on
   Securities (Realized
   and Unrealized)........      (0.30)        1.62        4.03        1.32        0.46
                           ----------   ----------  ----------  ----------  ----------
   Total from Investment
    Operations............      (0.05)        1.83        4.23        1.48        0.58
---------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income....      (0.24)       (0.19)      (0.20)      (0.15)      (0.12)
 Net Realized Gains.......      (0.53)       (0.22)      (0.02)         --          --
                           ----------   ----------  ----------  ----------  ----------
   Total Distributions....      (0.77)       (0.41)      (0.22)      (0.15)      (0.12)
---------------------------------------------------------------------------------------
Net Asset Value, End of
 Year..................... $    16.22   $    17.04  $    15.62  $    11.61  $    10.28
========================   ==========   ==========  ==========  ==========  ==========
Total Return..............      (0.18)%      11.91%      36.80%      14.55%       5.86%
---------------------------------------------------------------------------------------
Net Assets, End of Year
 (thousands).............. $3,651,529   $3,501,319  $2,893,842  $2,009,177  $1,851,895
Ratio of Expenses to
 Average Net Assets.......       0.32%        0.32%       0.32%       0.32%       0.33%
Ratio of Expenses to
 Average Net Assets
 (Excluding Fees
 (Waived), (Expenses
 Reimbursed), and/or
 Previously Waived Fees
 Recovered by Advisor)....       0.32%        0.32%       0.32%       0.32%       0.33%
Ratio of Net Investment
 Income to Average Net
 Assets...................       1.50%        1.26%       1.50%       1.45%       1.11%
Portfolio Turnover Rate...         10%          10%          3%          9%         10%
---------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                             U.S. Small Cap Portfolio
                           -----------------------------------------------------------  -----------
                               Year        Year        Year        Year        Year        Year
                              Ended       Ended       Ended       Ended       Ended       Ended
                             Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,
                               2015        2014        2013        2012        2011        2015
----------------------------------------------------------------------------------------------------
Net Asset Value,
 Beginning of Year........ $     31.38  $    30.03  $    23.11  $    20.55  $    19.06  $    20.10
                           -----------  ----------  ----------  ----------  ----------  ----------
Income from Investment
 Operations
----------------------
 Net Investment Income
   (Loss) (A).............        0.35        0.26        0.35        0.25        0.18        0.16
 Net Gains (Losses) on
   Securities (Realized
   and Unrealized)........        0.33        2.27        8.13        2.53        1.49        0.02
                           -----------  ----------  ----------  ----------  ----------  ----------
   Total from Investment
    Operations............        0.68        2.53        8.48        2.78        1.67        0.18
----------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income....       (0.33)      (0.24)      (0.36)      (0.22)      (0.18)      (0.16)
 Net Realized Gains.......       (0.89)      (0.94)      (1.20)         --          --       (1.12)
                           -----------  ----------  ----------  ----------  ----------  ----------
   Total Distributions....       (1.22)      (1.18)      (1.56)      (0.22)      (0.18)      (1.28)
----------------------------------------------------------------------------------------------------
Net Asset Value, End of
 Year..................... $     30.84  $    31.38  $    30.03  $    23.11  $    20.55  $    19.00
========================   ===========  ==========  ==========  ==========  ==========  ==========
Total Return..............        2.34%       8.67%      39.03%      13.61%       8.76%       1.11%
----------------------------------------------------------------------------------------------------
Net Assets, End of Year
 (thousands).............. $10,616,542  $9,247,716  $7,446,827  $4,563,345  $3,770,323  $5,007,091
Ratio of Expenses to
 Average Net Assets.......        0.37%       0.37%       0.37%       0.37%       0.37%       0.52%
Ratio of Net Investment
 Income to Average Net
 Assets...................        1.10%       0.86%       1.33%       1.14%       0.84%       0.82%
Portfolio Turnover Rate...          11%          9%         10%         16%         23%         14%
----------------------------------------------------------------------------------------------------

                                 U.S. Micro Cap Portfolio
                           -----------------------------------------------
                              Year        Year        Year        Year
                             Ended       Ended       Ended       Ended
                            Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,
                              2014        2013        2012        2011
--------------------------------------------------------------------------
Net Asset Value,
 Beginning of Year........ $    19.64  $    14.84  $    13.24  $    12.25
                           ----------  ----------  ----------  ----------
Income from Investment
 Operations
----------------------
 Net Investment Income
   (Loss) (A).............       0.14        0.19        0.14        0.09
 Net Gains (Losses) on
   Securities (Realized
   and Unrealized)........       1.35        5.57        1.59        0.99
                           ----------  ----------  ----------  ----------
   Total from Investment
    Operations............       1.49        5.76        1.73        1.08
--------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income....      (0.13)      (0.20)      (0.13)      (0.09)
 Net Realized Gains.......      (0.90)      (0.76)         --          --
                           ----------  ----------  ----------  ----------
   Total Distributions....      (1.03)      (0.96)      (0.13)      (0.09)
--------------------------------------------------------------------------
Net Asset Value, End of
 Year..................... $    20.10  $    19.64  $    14.84  $    13.24
========================   ==========  ==========  ==========  ==========
Total Return..............       7.88%      41.34%      13.13%       8.85%
--------------------------------------------------------------------------
Net Assets, End of Year
 (thousands).............. $5,029,027  $4,695,831  $3,437,958  $3,257,719
Ratio of Expenses to
 Average Net Assets.......       0.52%       0.52%       0.52%       0.52%
Ratio of Net Investment
 Income to Average Net
 Assets...................       0.69%       1.16%       0.99%       0.69%
Portfolio Turnover Rate...         12%         11%         15%         14%
--------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                      DFA Real Estate Securities Portfolio
                           ----------------------------------------------------------  ------------
                              Year        Year        Year        Year        Year         Year
                             Ended       Ended       Ended       Ended       Ended        Ended
                            Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,     Oct. 31,
                              2015        2014        2013        2012        2011         2015
----------------------------------------------------------------------------------------------------
Net Asset Value,
 Beginning of Year........ $    32.24  $    27.77  $    25.83  $    23.25  $    21.24  $    21.59
                           ----------  ----------  ----------  ----------  ----------  ----------
Income from Investment
 Operations
----------------------
 Net Investment Income
   (Loss) (A).............       0.90        0.72        0.67        0.57        0.40        0.58
 Net Gains (Losses) on
   Securities (Realized
   and Unrealized)........       0.95        4.62        1.95        2.74        1.93       (1.24)
                           ----------  ----------  ----------  ----------  ----------  ----------
   Total from Investment
    Operations............       1.85        5.34        2.62        3.31        2.33       (0.66)
----------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income....      (1.05)      (0.87)      (0.68)      (0.73)      (0.32)      (0.57)
                           ----------  ----------  ----------  ----------  ----------  ----------
   Total Distributions....      (1.05)      (0.87)      (0.68)      (0.73)      (0.32)      (0.57)
----------------------------------------------------------------------------------------------------
Net Asset Value, End of
 Year..................... $    33.04  $    32.24  $    27.77  $    25.83  $    23.25  $    20.36
========================   ==========  ==========  ==========  ==========  ==========  ==========
Total Return..............       5.89%      19.80%      10.28%      14.45%      11.09%      (3.10)%
----------------------------------------------------------------------------------------------------
Net Assets, End of Year
 (thousands).............. $6,553,192  $6,607,759  $4,677,418  $3,716,389  $3,098,647  $3,150,334
Ratio of Expenses to
 Average Net Assets.......       0.18%       0.18%       0.18%       0.22%       0.32%       0.29%
Ratio of Expenses to
 Average Net Assets
 (Excluding Fees
 (Waived), (Expenses
 Reimbursed), and/or
 Previously Waived Fees
 Recovered by Advisor
 and Fees Paid
 Indirectly)..............       0.19%       0.19%       0.19%       0.23%       0.32%       0.29%
Ratio of Net Investment
 Income to Average Net
 Assets...................       2.75%       2.48%       2.42%       2.29%       1.76%       2.71%
Portfolio Turnover Rate...          4%          0%          1%          0%          3%         10%
----------------------------------------------------------------------------------------------------

                             Large Cap International Portfolio
                           -----------------------------------------------
                              Year        Year        Year         Year
                             Ended       Ended       Ended        Ended
                            Oct. 31,    Oct. 31,    Oct. 31,     Oct. 31,
                              2014        2013        2012         2011
---------------------------------------------------------------------------
Net Asset Value,
 Beginning of Year........ $    22.20  $    18.33  $    17.91  $    19.42
                           ----------  ----------  ----------  ----------
Income from Investment
 Operations
----------------------
 Net Investment Income
   (Loss) (A).............       0.75        0.58        0.60        0.63
 Net Gains (Losses) on
   Securities (Realized
   and Unrealized)........      (0.62)       3.90        0.40       (1.53)
                           ----------  ----------  ----------  ----------
   Total from Investment
    Operations............       0.13        4.48        1.00       (0.90)
---------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income....      (0.74)      (0.61)      (0.58)      (0.61)
                           ----------  ----------  ----------  ----------
   Total Distributions....      (0.74)      (0.61)      (0.58)      (0.61)
---------------------------------------------------------------------------
Net Asset Value, End of
 Year..................... $    21.59  $    22.20  $    18.33  $    17.91
========================   ==========  ==========  ==========  ==========
Total Return..............       0.47%      24.85%       5.89%      (4.86)%
---------------------------------------------------------------------------
Net Assets, End of Year
 (thousands).............. $3,127,847  $2,755,114  $2,055,759  $1,704,149
Ratio of Expenses to
 Average Net Assets.......       0.28%       0.29%       0.30%       0.30%
Ratio of Expenses to
 Average Net Assets
 (Excluding Fees
 (Waived), (Expenses
 Reimbursed), and/or
 Previously Waived Fees
 Recovered by Advisor
 and Fees Paid
 Indirectly)..............       0.28%       0.29%       0.30%       0.30%
Ratio of Net Investment
 Income to Average Net
 Assets...................       3.35%       2.90%       3.38%       3.19%
Portfolio Turnover Rate...          4%          5%          4%          3%
---------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                         International Core Equity Portfolio
                           --------------------------------------------------------------
                               Year          Year         Year        Year         Year
                              Ended         Ended        Ended       Ended        Ended
                             Oct. 31,      Oct. 31,     Oct. 31,    Oct. 31,     Oct. 31,
                               2015          2014         2013        2012         2011
-------------------------------------------------------------------------------------------
Net Asset Value,
 Beginning of Year........ $     12.15   $     12.57   $    10.10  $     9.89  $    10.78
                           -----------   -----------   ----------  ----------  ----------
Income from Investment
 Operations
----------------------
 Net Investment Income
   (Loss) (A).............        0.32          0.38         0.31        0.31        0.33
 Net Gains (Losses) on
   Securities (Realized
   and Unrealized)........       (0.45)        (0.43)        2.47        0.20       (0.89)
                           -----------   -----------   ----------  ----------  ----------
   Total from Investment
    Operations............       (0.13)        (0.05)        2.78        0.51       (0.56)
-------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income....       (0.33)        (0.37)       (0.31)      (0.30)      (0.33)
                           -----------   -----------   ----------  ----------  ----------
   Total Distributions....       (0.33)        (0.37)       (0.31)      (0.30)      (0.33)
-------------------------------------------------------------------------------------------
Net Asset Value, End of
 Year..................... $     11.69   $     12.15   $    12.57  $    10.10  $     9.89
========================   ===========   ===========   ==========  ==========  ==========
Total Return..............       (1.10)%       (0.55)%      27.98%       5.49%      (5.49)%
-------------------------------------------------------------------------------------------
Net Assets, End of Year
 (thousands).............. $14,420,568   $12,294,542   $9,508,466  $6,482,738  $5,395,884
Ratio of Expenses to
 Average Net Assets.......        0.38%         0.38%        0.39%       0.40%       0.40%
Ratio of Expenses to
 Average Net Assets
 (Excluding Fees
 (Waived), (Expenses
 Reimbursed), and/or
 Previously Waived Fees
 Recovered by Advisor
 and Fees Paid
 Indirectly)..............        0.38%         0.38%        0.39%       0.40%       0.40%
Ratio of Net Investment
 Income to Average Net
 Assets...................        2.63%         3.01%        2.80%       3.18%       2.96%
Portfolio Turnover Rate...           4%            7%           3%          5%          3%
-------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                       International Small Company Portfolio
                           -----------------------------------------------------------
                              Year         Year        Year        Year         Year
                             Ended        Ended       Ended       Ended        Ended
                            Oct. 31,     Oct. 31,    Oct. 31,    Oct. 31,     Oct. 31,
                              2015         2014        2013        2012         2011
-----------------------------------------------------------------------------------------
Net Asset Value,
 Beginning of Year........ $    18.24  $    19.40   $    15.28  $    15.21  $    16.14
                           ----------  ----------   ----------  ----------  ----------
Income from Investment
 Operations
----------------------
 Net Investment Income
   (Loss) (A).............       0.41        0.42         0.42        0.38        0.40
 Net Gains (Losses) on
   Securities (Realized
   and Unrealized)........       0.12       (0.62)        4.16        0.39       (0.83)
                           ----------  ----------   ----------  ----------  ----------
   Total from Investment
    Operations............       0.53       (0.20)        4.58        0.77       (0.43)
-----------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income....      (0.42)      (0.42)       (0.37)      (0.42)      (0.50)
 Net Realized Gains.......      (0.57)      (0.54)       (0.09)      (0.28)         --
                           ----------  ----------   ----------  ----------  ----------
   Total Distributions....      (0.99)      (0.96)       (0.46)      (0.70)      (0.50)
-----------------------------------------------------------------------------------------
Net Asset Value, End of
 Year..................... $    17.78  $    18.24   $    19.40  $    15.28  $    15.21
========================   ==========  ==========   ==========  ==========  ==========
Total Return..............       3.30%      (1.09)%      30.66%       5.63%      (2.92)%
-----------------------------------------------------------------------------------------
Net Assets, End of Year
 (thousands).............. $9,323,492  $8,844,517   $8,520,717  $6,423,160  $5,834,015
Ratio of Expenses to
 Average Net Assets (B)...       0.54%       0.53%        0.54%       0.56%       0.55%
Ratio of Expenses to
 Average Net Assets
 (Excluding Fees
 (Waived), (Expenses
 Reimbursed), and/or
 Previously Waived Fees
 Recovered by
 Advisor) (B).............       0.54%       0.53%        0.54%       0.56%       0.55%
Ratio of Net Investment
 Income to Average Net
 Assets...................       2.30%       2.15%        2.47%       2.58%       2.37%
-----------------------------------------------------------------------------------------

                                   Japanese Small Company Portfolio
                           ------------------------------------------------
                             Year      Year      Year      Year      Year
                            Ended     Ended     Ended     Ended     Ended
                           Oct. 31,  Oct. 31,  Oct. 31,  Oct. 31,  Oct. 31,
                             2015      2014      2013      2012      2011
----------------------------------------------------------------------------
Net Asset Value,
 Beginning of Year........ $  19.15  $  19.33  $  14.99  $  15.24  $  14.13
                           --------  --------  --------  --------  --------
Income from Investment
 Operations
----------------------
 Net Investment Income
   (Loss) (A).............     0.25      0.24      0.26      0.29      0.27
 Net Gains (Losses) on
   Securities (Realized
   and Unrealized)........     1.36      0.13      4.21     (0.26)     1.08
                           --------  --------  --------  --------  --------
   Total from Investment
    Operations............     1.61      0.37      4.47      0.03      1.35
----------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income....    (0.30)    (0.55)    (0.13)    (0.28)    (0.24)
 Net Realized Gains.......       --        --        --        --        --
                           --------  --------  --------  --------  --------
   Total Distributions....    (0.30)    (0.55)    (0.13)    (0.28)    (0.24)
----------------------------------------------------------------------------
Net Asset Value, End of
 Year..................... $  20.46  $  19.15  $  19.33  $  14.99  $  15.24
========================   ========  ========  ========  ========  ========
Total Return..............     8.62%     2.00%    30.06%     0.20%     9.57%
----------------------------------------------------------------------------
Net Assets, End of Year
 (thousands).............. $463,997  $508,190  $414,132  $293,968  $163,120
Ratio of Expenses to
 Average Net Assets (B)...     0.54%     0.55%     0.56%     0.57%     0.56%
Ratio of Expenses to
 Average Net Assets
 (Excluding Fees
 (Waived), (Expenses
 Reimbursed), and/or
 Previously Waived Fees
 Recovered by
 Advisor) (B).............     0.57%     0.55%     0.56%     0.57%     0.56%
Ratio of Net Investment
 Income to Average Net
 Assets...................     1.27%     1.25%     1.51%     1.88%     1.74%
----------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                   Asia Pacific Small Company Portfolio            United Kingdom Small Company Portfolio
                           --------------------------------------------------   -------------------------------------------
                              Year       Year      Year      Year       Year      Year     Year     Year     Year     Year
                             Ended      Ended     Ended     Ended      Ended     Ended    Ended    Ended    Ended    Ended
                            Oct. 31,   Oct. 31,  Oct. 31,  Oct. 31,   Oct. 31,  Oct. 31, Oct. 31, Oct. 31, Oct. 31, Oct. 31,
                              2015       2014      2013      2012       2011      2015     2014     2013     2012     2011
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value,
 Beginning of Year........ $  22.88   $  24.82   $  23.22  $  23.04  $  25.64   $ 35.92  $ 36.96  $ 27.81  $ 23.44  $ 24.24
                           --------   --------   --------  --------  --------   -------  -------  -------  -------  -------
Income from Investment
 Operations
----------------------
 Net Investment Income
   (Loss) (A).............     0.75       0.83       1.01      0.87      0.85      1.06     0.95     0.88     0.69     0.82
 Net Gains (Losses) on
   Securities (Realized
   and Unrealized)........    (3.51)     (1.81)      1.37      0.58     (2.16)     1.95    (0.65)    9.17     4.47    (0.85)
                           --------   --------   --------  --------  --------   -------  -------  -------  -------  -------
   Total from Investment
    Operations............    (2.76)     (0.98)      2.38      1.45     (1.31)     3.01     0.30    10.05     5.16    (0.03)
-----------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income....    (1.06)     (0.96)     (0.78)    (1.27)    (1.29)    (1.05)   (0.93)   (0.90)   (0.79)   (0.77)
 Net Realized Gains.......       --         --         --        --        --     (2.38)   (0.41)      --       --       --
                           --------   --------   --------  --------  --------   -------  -------  -------  -------  -------
   Total Distributions....    (1.06)     (0.96)     (0.78)    (1.27)    (1.29)    (3.43)   (1.34)   (0.90)   (0.79)   (0.77)
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of
 Year..................... $  19.06   $  22.88   $  24.82  $  23.22  $  23.04   $ 35.50  $ 35.92  $ 36.96  $ 27.81  $ 23.44
========================   ========   ========   ========  ========  ========   ======== ======== ======== ======== ========
Total Return..............   (12.19)%    (3.84)%    10.46%     7.09%    (5.59)%    9.43%    0.73%   36.81%   22.82%   (0.28)%
-----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year
 (thousands).............. $200,270   $364,117   $331,166  $238,191  $139,262   $35,637  $35,050  $37,096  $31,316  $33,869
Ratio of Expenses to
 Average Net Assets (B)...     0.55%      0.55%      0.57%     0.59%     0.60%     0.58%    0.58%    0.59%    0.60%    0.60%
Ratio of Expenses to
 Average Net Assets
 (Excluding Fees
 (Waived), (Expenses
 Reimbursed), and/or
 Previously Waived Fees
 Recovered by
 Advisor) (B).............     0.57%      0.55%      0.57%     0.59%     0.60%     0.62%    0.62%    0.63%    0.63%    0.62%
Ratio of Net Investment
 Income to Average Net
 Assets...................     3.67%      3.53%      4.26%     3.91%     3.34%     2.99%    2.50%    2.79%    2.83%    3.26%
-----------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                         Continental Small Company Portfolio
                           ------------------------------------------------------------
                               Year         Year         Year         Year         Year
                              Ended        Ended        Ended        Ended        Ended
                             Oct. 31,     Oct. 31,     Oct. 31,     Oct. 31,     Oct. 31,
                               2015         2014         2013         2012         2011
--------------------------------------------------------------------------------------------
Net Asset Value,
 Beginning of Year........ $  19.34     $  20.26     $  14.51     $  14.66     $  16.93
                           --------     --------     --------     --------     --------
Income from Investment
 Operations
----------------------
 Net Investment Income
   (Loss) (A).............     0.43         0.42         0.37         0.39         0.39
 Net Gains (Losses) on
   Securities (Realized
   and Unrealized)........     1.38        (0.90)        5.78        (0.17)       (2.20)
                           --------     --------     --------     --------     --------
   Total from Investment
    Operations............     1.81        (0.48)        6.15         0.22        (1.81)
--------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income....    (0.41)       (0.44)       (0.40)       (0.37)       (0.46)
                           --------     --------     --------     --------     --------
   Total Distributions....    (0.41)       (0.44)       (0.40)       (0.37)       (0.46)
--------------------------------------------------------------------------------------------
Net Asset Value, End of
 Year..................... $  20.74     $  19.34     $  20.26     $  14.51     $  14.66
========================   ========     ========     ========     ========     ========
Total Return..............     9.37%       (2.68)%      42.99%        1.85%      (11.09)%
--------------------------------------------------------------------------------------------
Net Assets, End of Year
 (thousands).............. $278,024     $168,961     $170,806     $106,316     $117,452
Ratio of Expenses to
 Average Net Assets.......     0.55%(B)     0.56%(B)     0.58%(B)     0.59%(B)     0.58%(B)
Ratio of Expenses to
 Average Net Assets
 (Excluding Fees
 (Waived), (Expenses
 Reimbursed), and/or
 Previously Waived Fees
 Recovered by Advisor
 and Fees Paid
 Indirectly)..............     0.58%(B)     0.56%(B)     0.58%(B)     0.59%(B)     0.58%(B)
Ratio of Net Investment
 Income to Average Net
 Assets...................     2.09%        1.97%        2.16%        2.78%        2.25%
Portfolio Turnover Rate...      N/A          N/A          N/A          N/A          N/A
--------------------------------------------------------------------------------------------

                                DFA International Real Estate Securities Portfolio
                           -----------------------------------------------------------
                               Year        Year        Year        Year         Year
                              Ended       Ended       Ended       Ended        Ended
                             Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,     Oct. 31,
                               2015        2014        2013        2012         2011
----------------------------------------------------------------------------------------
Net Asset Value,
 Beginning of Year........ $     5.63   $     5.48  $     5.67  $     4.90  $     5.58
                           ----------   ----------  ----------  ----------  ----------
Income from Investment
 Operations
----------------------
 Net Investment Income
   (Loss) (A).............       0.19         0.22        0.22        0.27        0.30
 Net Gains (Losses) on
   Securities (Realized
   and Unrealized)........      (0.22)        0.19        0.25        0.75       (0.33)
                           ----------   ----------  ----------  ----------  ----------
   Total from Investment
    Operations............      (0.03)        0.41        0.47        1.02       (0.03)
----------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income....      (0.33)       (0.26)      (0.66)      (0.25)      (0.65)
                           ----------   ----------  ----------  ----------  ----------
   Total Distributions....      (0.33)       (0.26)      (0.66)      (0.25)      (0.65)
----------------------------------------------------------------------------------------
Net Asset Value, End of
 Year..................... $     5.27   $     5.63  $     5.48  $     5.67  $     4.90
========================   ==========   ==========  ==========  ==========  ==========
Total Return..............      (0.37)%       8.21%       9.24%      22.34%      (0.43)%
----------------------------------------------------------------------------------------
Net Assets, End of Year
 (thousands).............. $3,540,092   $3,088,376  $2,158,977  $1,531,708  $1,060,156
Ratio of Expenses to
 Average Net Assets.......       0.32%        0.38%       0.39%       0.41%       0.42%
Ratio of Expenses to
 Average Net Assets
 (Excluding Fees
 (Waived), (Expenses
 Reimbursed), and/or
 Previously Waived Fees
 Recovered by Advisor
 and Fees Paid
 Indirectly)..............       0.32%        0.38%       0.39%       0.41%       0.42%
Ratio of Net Investment
 Income to Average Net
 Assets...................       3.64%        4.14%       4.07%       5.45%       5.73%
Portfolio Turnover Rate...          2%           1%          5%          3%          7%
----------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                         DFA Global Real Estate Securities Portfolio
                           --------------------------------------------------------------------
                                Year           Year           Year           Year          Year
                               Ended          Ended          Ended          Ended         Ended
                              Oct. 31,       Oct. 31,       Oct. 31,       Oct. 31,      Oct. 31,
                                2015           2014           2013           2012          2011
----------------------------------------------------------------------------------------------------
Net Asset Value,
 Beginning of Year........ $    10.63     $     9.59     $     9.33     $     8.21     $   8.28
                           ----------     ----------     ----------     ----------     --------
Income from Investment
 Operations
----------------------
 Net Investment Income
   (Loss) (A).............       0.44           0.31           0.49           0.29         0.41
 Net Gains (Losses) on
   Securities (Realized
   and Unrealized)........      (0.09)          1.05           0.37           1.07         0.06
                           ----------     ----------     ----------     ----------     --------
   Total from Investment
    Operations............       0.35           1.36           0.86           1.36         0.47
----------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income....      (0.39)         (0.32)         (0.60)         (0.24)       (0.54)
 Net Realized Gains.......         --             --             --             --           --
                           ----------     ----------     ----------     ----------     --------
   Total Distributions....      (0.39)         (0.32)         (0.60)         (0.24)       (0.54)
----------------------------------------------------------------------------------------------------
Net Asset Value, End of
 Year..................... $    10.59     $    10.63     $     9.59     $     9.33     $   8.21
========================   ==========     ==========     ==========     ==========     ========
Total Return..............       3.44%         14.98%          9.74%         17.33%        6.17%
----------------------------------------------------------------------------------------------------
Net Assets, End of Year
 (thousands).............. $4,059,916     $3,305,472     $2,082,707     $1,315,547     $869,348
Ratio of Expenses to
 Average Net Assets.......       0.27%(B)       0.32%(B)       0.32%(B)       0.34%(B)     0.41%(B)
Ratio of Expenses to
 Average Net Assets
 (Excluding Fees
 (Waived), (Expenses
 Reimbursed), and/or
 Previously Waived Fees
 Recovered by Advisor
 and Fees Paid
 Indirectly)..............       0.45%(B)       0.55%(B)       0.55%(B)       0.60%(B)     0.73%(B)
Ratio of Net Investment
 Income to Average Net
 Assets...................       4.16%          3.21%          5.18%          3.38%        5.01%
Portfolio Turnover Rate...          1%           N/A            N/A            N/A          N/A
----------------------------------------------------------------------------------------------------

                                     DFA International Small Cap Value Portfolio
                           -------------------------------------------------------------
                               Year         Year         Year        Year         Year
                              Ended        Ended        Ended       Ended        Ended
                             Oct. 31,     Oct. 31,     Oct. 31,    Oct. 31,     Oct. 31,
                               2015         2014         2013        2012         2011
------------------------------------------------------------------------------------------
Net Asset Value,
 Beginning of Year........ $     19.55  $     20.17  $     15.16  $    14.85  $    16.16
                           -----------  -----------  -----------  ----------  ----------
Income from Investment
 Operations
----------------------
 Net Investment Income
   (Loss) (A).............        0.38         0.37         0.37        0.34        0.34
 Net Gains (Losses) on
   Securities (Realized
   and Unrealized)........        0.22        (0.34)        5.21        0.61       (0.98)
                           -----------  -----------  -----------  ----------  ----------
   Total from Investment
    Operations............        0.60         0.03         5.58        0.95       (0.64)
------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income....       (0.37)       (0.35)       (0.36)      (0.36)      (0.38)
 Net Realized Gains.......       (0.34)       (0.30)       (0.21)      (0.28)      (0.29)
                           -----------  -----------  -----------  ----------  ----------
   Total Distributions....       (0.71)       (0.65)       (0.57)      (0.64)      (0.67)
------------------------------------------------------------------------------------------
Net Asset Value, End of
 Year..................... $     19.44  $     19.55  $     20.17  $    15.16  $    14.85
========================   ===========  ===========  ===========  ==========  ==========
Total Return..............        3.31%        0.13%       37.79%       6.92%      (4.39)%
------------------------------------------------------------------------------------------
Net Assets, End of Year
 (thousands).............. $12,577,575  $11,684,771  $11,148,899  $8,266,610  $7,459,144
Ratio of Expenses to
 Average Net Assets.......        0.69%        0.68%        0.69%       0.71%       0.70%
Ratio of Expenses to
 Average Net Assets
 (Excluding Fees
 (Waived), (Expenses
 Reimbursed), and/or
 Previously Waived Fees
 Recovered by Advisor
 and Fees Paid
 Indirectly)..............        0.69%        0.68%        0.69%       0.71%       0.70%
Ratio of Net Investment
 Income to Average Net
 Assets...................        1.94%        1.78%        2.16%       2.30%       2.05%
Portfolio Turnover Rate...          18%           8%           9%         18%         16%
------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                     International Vector Equity Portfolio
                           --------------------------------------------------------   ------------
                               Year         Year        Year       Year       Year        Year
                              Ended        Ended       Ended      Ended      Ended       Ended
                             Oct. 31,     Oct. 31,    Oct. 31,   Oct. 31,   Oct. 31,    Oct. 31,
                               2015         2014        2013       2012       2011        2015
---------------------------------------------------------------------------------------------------
Net Asset Value,
 Beginning of Period...... $    11.26   $    11.75   $     9.33  $   9.34  $  10.28   $  11.43
                           ----------   ----------   ----------  --------  --------   --------
Income from Investment
 Operations
----------------------
 Net Investment Income
   (Loss) (A).............       0.28         0.32         0.26      0.27      0.29       0.30
 Net Gains (Losses) on
   Securities (Realized
   and Unrealized)........      (0.41)       (0.43)        2.44      0.14     (0.87)     (1.18)
                           ----------   ----------   ----------  --------  --------   --------
   Total from Investment
    Operations............      (0.13)       (0.11)        2.70      0.41     (0.58)     (0.88)
---------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income....      (0.27)       (0.30)       (0.25)    (0.27)    (0.29)     (0.27)
 Net Realized Gains.......      (0.10)       (0.08)       (0.03)    (0.15)    (0.07)        --
                           ----------   ----------   ----------  --------  --------   --------
   Total Distributions....      (0.37)       (0.38)       (0.28)    (0.42)    (0.36)     (0.27)
---------------------------------------------------------------------------------------------------
Net Asset Value, End of
 Period................... $    10.76   $    11.26   $    11.75  $   9.33  $   9.34   $  10.28
========================   ==========   ==========   ==========  ========  ========   ========
Total Return..............      (1.14)%      (1.05)%      29.52%     4.90%    (5.99)%    (7.77)%
---------------------------------------------------------------------------------------------------
Net Assets, End of
 Period (thousands)....... $1,594,914   $1,305,553   $1,090,774  $561,399  $410,580   $155,301
Ratio of Expenses to
 Average Net Assets.......       0.50%        0.49%        0.51%     0.54%     0.54%      0.53%(B)
Ratio of Expenses to
 Average Net Assets
 (Excluding Fees
 (Waived), (Expenses
 Reimbursed), and/or
 Previously Waived Fees
 Recovered by Advisor
 and Fees Paid
 Indirectly)..............       0.50%        0.49%        0.51%     0.54%     0.54%      0.75%(B)
Ratio of Net Investment
 Income to Average Net
 Assets...................       2.50%        2.64%        2.51%     2.94%     2.73%      2.69%
Portfolio Turnover Rate...          8%           8%           2%        5%       10%       N/A
---------------------------------------------------------------------------------------------------

                               World ex U.S. Value Portfolio
                           ----------------------------------------------
                               Year         Year        Year        Year
                              Ended        Ended       Ended       Ended
                             Oct. 31,     Oct. 31,    Oct. 31,    Oct. 31,
                               2014         2013        2012        2011
----------------------------------------------------------------------------
Net Asset Value,
 Beginning of Period...... $  11.93     $   9.94     $  9.96     $ 11.35
                           --------     --------     -------     -------
Income from Investment
 Operations
----------------------
 Net Investment Income
   (Loss) (A).............     0.42         0.29        0.29        0.30
 Net Gains (Losses) on
   Securities (Realized
   and Unrealized)........    (0.50)        2.02       (0.05)      (1.35)
                           --------     --------     -------     -------
   Total from Investment
    Operations............    (0.08)        2.31        0.24       (1.05)
----------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income....    (0.42)       (0.32)      (0.26)      (0.26)
 Net Realized Gains.......       --           --          --       (0.08)
                           --------     --------     -------     -------
   Total Distributions....    (0.42)       (0.32)      (0.26)      (0.34)
----------------------------------------------------------------------------
Net Asset Value, End of
 Period................... $  11.43     $  11.93     $  9.94     $  9.96
========================   ========     ========     ========    ========
Total Return..............    (0.81)%      23.61%       2.70%      (9.59)%
----------------------------------------------------------------------------
Net Assets, End of
 Period (thousands)....... $113,951     $117,587     $57,197     $47,165
Ratio of Expenses to
 Average Net Assets.......     0.57%(B)     0.60%(B)    0.60%(B)    0.60%(B)
Ratio of Expenses to
 Average Net Assets
 (Excluding Fees
 (Waived), (Expenses
 Reimbursed), and/or
 Previously Waived Fees
 Recovered by Advisor
 and Fees Paid
 Indirectly)..............     0.76%(B)     0.76%(B)    0.84%(B)    0.91%(B)
Ratio of Net Investment
 Income to Average Net
 Assets...................     3.54%        2.61%       2.97%       2.64%
Portfolio Turnover Rate...      N/A          N/A         N/A         N/A
----------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                           World ex U.S. Targeted Value Portfolio   World ex U.S. Core Equity Portfolio
                           -----------------------------          ---------------------------------
                                                      Period                                  Period
                              Year        Year       Nov. 1,          Year        Year       April 9,
                             Ended       Ended      2012(a) to       Ended       Ended      2013(a) to
                            Oct. 31,    Oct. 31,     Oct. 31,       Oct. 31,    Oct. 31,     Oct. 31,
                              2015        2014         2013           2015        2014         2013
----------------------------------------------------------------------------------------------------------
Net Asset Value,
 Beginning of Period...... $  12.08     $  12.46   $ 10.00        $    10.49   $  10.77    $  10.00
                           --------     --------   -------        ----------   --------    --------
Income from Investment
 Operations
----------------------
 Net Investment Income
   (Loss) (A).............     0.23         0.23      0.20              0.26       0.28        0.18
 Net Gains (Losses) on
   Securities (Realized
   and Unrealized)........    (0.58)       (0.22)     2.46             (0.72)     (0.27)       0.77
                           --------     --------   -------        ----------   --------    --------
   Total from Investment
    Operations............    (0.35)        0.01      2.66             (0.46)      0.01        0.95
----------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income....    (0.26)       (0.24)    (0.20)            (0.20)     (0.28)      (0.18)
 Net Realized Gains.......    (0.03)       (0.15)       --                --      (0.01)         --
                           --------     --------   -------        ----------   --------    --------
   Total Distributions....    (0.29)       (0.39)    (0.20)            (0.20)     (0.29)      (0.18)
----------------------------------------------------------------------------------------------------------
Net Asset Value, End of
 Period................... $  11.44     $  12.08   $ 12.46        $     9.83   $  10.49    $  10.77
========================   ========     ========  ==========      ==========   ========   ==========
Total Return..............    (2.88)%       0.06%    26.90%(D)         (4.50)%    (0.04)%      9.62%(D)
----------------------------------------------------------------------------------------------------------
Net Assets, End of
 Period (thousands)....... $227,731     $151,096   $96,010        $1,170,828   $406,648    $129,720
Ratio of Expenses to
 Average Net Assets (B)...     0.65%        0.69%     0.79%(C)(E)       0.47%      0.47%       0.47%(C)(E)
Ratio of Expenses to
 Average Net Assets
 (Excluding Fees
 (Waived), (Expenses
 Reimbursed), and/or
 Previously Waived Fees
 Recovered by
 Advisor) (B).............     1.06%        1.17%     1.27%(C)(E)       0.52%      0.88%       0.97%(C)(E)
Ratio of Net Investment
 Income to Average Net
 Assets...................     1.95%        1.84%     1.78%(C)(E)       2.54%      2.59%       3.12%(C)(E)
Portfolio Turnover Rate...        1%         N/A       N/A                 1%       N/A         N/A
----------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                    World Core Equity Portfolio             Selectively Hedged Global Equity Portfolio
                           ---------------------------------------        ----------------------------------------
                                                             Period                                           Period
                              Year       Year      Year     March 7,         Year       Year      Year       Nov. 14,
                             Ended      Ended     Ended    2012(a) to       Ended      Ended     Ended      2011(a) to
                            Oct. 31,   Oct. 31,  Oct. 31,   Oct. 31,       Oct. 31,   Oct. 31,  Oct. 31,     Oct. 31,
                              2015       2014      2013       2012           2015       2014      2013         2012
-------------------------------------------------------------------------------------------------------------------------
Net Asset Value,
 Beginning of Period...... $   13.33   $  12.71  $ 10.24    $10.00        $  14.20   $   13.63  $  10.87   $ 10.00
                           ---------   --------  -------    ------        --------   ---------  --------   -------
Income from Investment
 Operations
----------------------
 Net Investment Income
   (Loss) (A).............      0.26       0.17     0.23      0.16            0.27        0.27      0.24      0.22
 Net Gains (Losses) on
   Securities (Realized
   and Unrealized)........     (0.35)      0.87     2.47      0.19           (0.34)       0.76      2.65      0.87
                           ---------   --------  -------    ------        --------   ---------  --------   -------
   Total from Investment
    Operations............     (0.09)      1.04     2.70      0.35           (0.07)       1.03      2.89      1.09
-------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income....     (0.26)     (0.24)   (0.23)    (0.11)          (0.42)      (0.32)    (0.10)    (0.22)
 Net Realized Gains.......     (0.04)     (0.18)      --     (0.00)          (0.21)      (0.14)    (0.03)       --
                           ---------   --------  -------    ------        --------   ---------  --------   -------
   Total Distributions....     (0.30)     (0.42)   (0.23)    (0.11)          (0.63)      (0.46)    (0.13)    (0.22)
-------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of
 Period................... $   12.94   $  13.33  $ 12.71    $10.24        $  13.50   $   14.20  $  13.63   $ 10.87
========================   =========   ========  ======== ==========      ========   =========  ========  ==========
Total Return..............     (0.61)%     8.36%   26.77%     3.54%(D)       (0.34)%      7.83%    26.86%    11.11%(D)
-------------------------------------------------------------------------------------------------------------------------
Net Assets, End of
 Period (thousands)....... $ 202,655   $ 75,707  $ 1,728    $  191        $245,106   $ 147,276  $ 91,348   $34,950
Ratio of Expenses to
 Average Net Assets (B)...      0.35%      0.35%    0.40%     0.40%(C)(E)     0.40%       0.40%     0.40%     0.40%(C)(E)
Ratio of Expenses to
 Average Net Assets
 (Excluding Fees
 (Waived), (Expenses
 Reimbursed), and/or
 Previously Waived Fees
 Recovered by
 Advisor) (B).............      0.65%      0.97%    5.71%    52.27%(C)(E)     0.66%       0.69%     0.72%     1.00%(C)(E)
Ratio of Net Investment
 Income to Average Net
 Assets...................      1.95%      1.27%    2.01%     2.40%(C)(E)     1.93%       1.94%     1.93%     2.13%(C)(E)
-------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                            Emerging Markets Portfolio
                           -----------------------------------------------------------   ------------
                               Year        Year        Year        Year         Year         Year
                              Ended       Ended       Ended       Ended        Ended        Ended
                             Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,     Oct. 31,     Oct. 31,
                               2015        2014        2013        2012         2011         2015
------------------------------------------------------------------------------------------------------
Net Asset Value,
 Beginning of Year........ $    26.64   $    26.97  $    26.06  $    26.68  $    30.90   $    21.42
                           ----------   ----------  ----------  ----------  ----------   ----------
Income from Investment
 Operations
----------------------
 Net Investment Income
   (Loss) (A).............       0.49         0.56        0.52        0.55        0.61         0.43
 Net Gains (Losses) on
   Securities (Realized
   and Unrealized)........      (4.54)       (0.20)       1.17        0.37       (2.53)       (2.53)
                           ----------   ----------  ----------  ----------  ----------   ----------
   Total from Investment
    Operations............      (4.05)        0.36        1.69        0.92       (1.92)       (2.10)
------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income....      (0.42)       (0.53)      (0.50)      (0.50)      (0.53)       (0.41)
 Net Realized Gains.......         --        (0.16)      (0.28)      (1.04)      (1.77)       (0.40)
                           ----------   ----------  ----------  ----------  ----------   ----------
   Total Distributions....      (0.42)       (0.69)      (0.78)      (1.54)      (2.30)       (0.81)
------------------------------------------------------------------------------------------------------
Net Asset Value, End of
 Year..................... $    22.17   $    26.64  $    26.97  $    26.06  $    26.68   $    18.51
========================   ==========   ==========  ==========  ==========  ==========   ==========
Total Return..............     (15.24)%       1.33%       6.58%       4.08%      (6.82)%      (9.88)%
------------------------------------------------------------------------------------------------------
Net Assets, End of Year
 (thousands).............. $4,321,530   $4,073,698  $3,655,740  $2,797,177  $2,313,035   $4,845,174
Ratio of Expenses to
 Average Net Assets (B)...       0.57%        0.56%       0.57%       0.61%       0.61%        0.73%
Ratio of Expenses to
 Average Net
 Assets (Excluding Fees
 (Waived),
 (Expenses Reimbursed),
 and/or Previously
 Waived Fees Recovered
 by Advisor)(B)...........       0.60%        0.56%       0.57%       0.61%       0.61%        0.78%
Ratio of Net Investment
 Income to Average Net
 Assets...................       1.97%        2.11%       1.97%       2.14%       2.07%        2.16%
------------------------------------------------------------------------------------------------------

                           Emerging Markets Small Cap Portfolio
                           -----------------------------------------------
                              Year        Year        Year         Year
                             Ended       Ended       Ended        Ended
                            Oct. 31,    Oct. 31,    Oct. 31,     Oct. 31,
                              2014        2013        2012         2011
---------------------------------------------------------------------------
Net Asset Value,
 Beginning of Year........ $    21.10  $    20.33  $    19.85  $    24.26
                           ----------  ----------  ----------  ----------
Income from Investment
 Operations
----------------------
 Net Investment Income
   (Loss) (A).............       0.43        0.40        0.40        0.42
 Net Gains (Losses) on
   Securities (Realized
   and Unrealized)........       0.62        1.37        0.83       (3.67)
                           ----------  ----------  ----------  ----------
   Total from Investment
    Operations............       1.05        1.77        1.23       (3.25)
---------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income....      (0.40)      (0.39)      (0.35)      (0.40)
 Net Realized Gains.......      (0.33)      (0.61)      (0.40)      (0.76)
                           ----------  ----------  ----------  ----------
   Total Distributions....      (0.73)      (1.00)      (0.75)      (1.16)
---------------------------------------------------------------------------
Net Asset Value, End of
 Year..................... $    21.42  $    21.10  $    20.33  $    19.85
========================   ==========  ==========  ==========  ==========
Total Return..............       5.12%       8.92%       6.71%     (14.03)%
---------------------------------------------------------------------------
Net Assets, End of Year
 (thousands).............. $4,860,603  $4,041,863  $2,907,673  $1,832,745
Ratio of Expenses to
 Average Net Assets (B)...       0.72%       0.75%       0.82%       0.79%
Ratio of Expenses to
 Average Net
 Assets (Excluding Fees
 (Waived),
 (Expenses Reimbursed),
 and/or Previously
 Waived Fees Recovered
 by Advisor)(B)...........       0.72%       0.75%       0.82%       0.79%
Ratio of Net Investment
 Income to Average Net
 Assets...................       2.02%       1.91%       2.01%       1.86%
---------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                           Emerging Markets Value Portfolio-Class R2 Shares
                           ----------------------------------------------
                             Year      Year      Year      Year     Year
                            Ended     Ended     Ended     Ended    Ended
                           Oct. 31,  Oct. 31,  Oct. 31,  Oct. 31, Oct. 31,
                             2015      2014      2013      2012     2011
----------------------------------------------------------------------------
Net Asset Value,
 Beginning of Year........ $ 27.79   $ 29.27   $  28.21  $ 29.02  $ 36.35
                           -------   -------   --------  -------  -------
Income from Investment
 Operations
----------------------
 Net Investment Income
   (Loss) (A).............    0.49      0.59       0.47     0.50     0.20
 Net Gains (Losses) on
   Securities (Realized
   and Unrealized)........   (5.61)    (1.10)      1.68    (0.45)   (5.45)
                           -------   -------   --------  -------  -------
   Total from Investment
    Operations............   (5.12)    (0.51)      2.15     0.05    (5.25)
----------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income....   (0.49)    (0.55)     (0.50)   (0.47)   (0.45)
 Net Realized Gains.......      --     (0.42)     (0.59)   (0.39)   (1.63)
                           -------   -------   --------  -------  -------
   Total Distributions....   (0.49)    (0.97)     (1.09)   (0.86)   (2.08)
----------------------------------------------------------------------------
Net Asset Value, End of
 Year..................... $ 22.18   $ 27.79   $  29.27  $ 28.21  $ 29.02
========================   ========  ========  ========  ======== ========
Total Return..............  (18.49)%   (1.75)%     7.75%    0.43%  (15.24)%
----------------------------------------------------------------------------
Net Assets, End of Year
 (thousands).............. $74,076   $99,066   $106,070  $99,111  $78,157
Ratio of Expenses to
 Average Net Assets (B)...    0.81%     0.80%      0.82%    0.86%    0.86%
Ratio of Expenses to
 Average Net
 Assets (Fees (Waived),
 (Expenses
 Reimbursed), and/or
 Previously Waived Fees
 Recovered by Advisor
 and Fees Paid
 Indirectly)(B)...........    0.84%     0.80%      0.82%    0.86%    0.86%
Ratio of Net Investment
 Income to Average Net
 Assets...................    1.93%     2.09%      1.65%    1.78%    1.56%
----------------------------------------------------------------------------

                               Emerging Markets Value Portfolio-Institutional Class Shares
                           -----------------------------------------------------------------
                               Year          Year          Year         Year         Year
                              Ended         Ended         Ended        Ended        Ended
                             Oct. 31,      Oct. 31,      Oct. 31,     Oct. 31,     Oct. 31,
                               2015          2014          2013         2012         2011
----------------------------------------------------------------------------------------------
Net Asset Value,
 Beginning of Year........ $     27.81   $     29.28   $     28.22  $     29.02  $     36.27
                           -----------   -----------   -----------  -----------  -----------
Income from Investment
 Operations
----------------------
 Net Investment Income
   (Loss) (A).............        0.54          0.66          0.55         0.57         0.64
 Net Gains (Losses) on
   Securities (Realized
   and Unrealized)........       (5.60)        (1.10)         1.67        (0.44)       (5.72)
                           -----------   -----------   -----------  -----------  -----------
   Total from Investment
    Operations............       (5.06)        (0.44)         2.22         0.13        (5.08)
----------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income....       (0.53)        (0.61)        (0.57)       (0.54)       (0.54)
 Net Realized Gains.......          --         (0.42)        (0.59)       (0.39)       (1.63)
                           -----------   -----------   -----------  -----------  -----------
   Total Distributions....       (0.53)        (1.03)        (1.16)       (0.93)       (2.17)
----------------------------------------------------------------------------------------------
Net Asset Value, End of
 Year..................... $     22.22   $     27.81   $     29.28  $     28.22  $     29.02
========================   ===========   ===========   ===========  ===========  ===========
Total Return..............      (18.27)%       (1.51)%        8.01%        0.70%      (14.84)%
----------------------------------------------------------------------------------------------
Net Assets, End of Year
 (thousands).............. $14,834,888   $18,647,276   $19,162,837  $16,589,619  $13,730,213
Ratio of Expenses to
 Average Net Assets (B)...        0.56%         0.55%         0.57%        0.61%        0.61%
Ratio of Expenses to
 Average Net
 Assets (Fees (Waived),
 (Expenses
 Reimbursed), and/or
 Previously Waived Fees
 Recovered by Advisor
 and Fees Paid
 Indirectly)(B)...........        0.59%         0.55%         0.57%        0.61%        0.61%
Ratio of Net Investment
 Income to Average Net
 Assets...................        2.12%         2.35%         1.91%        2.03%        1.88%
----------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                       Emerging Markets Core Equity Portfolio
                          --------------------------------------------------------------
                              Year          Year         Year        Year         Year
                             Ended         Ended        Ended       Ended        Ended
                            Oct. 31,      Oct. 31,     Oct. 31,    Oct. 31,     Oct. 31,
                              2015          2014         2013        2012         2011
------------------------------------------------------------------------------------------
Net Asset Value,
 Beginning of Year....... $     20.08   $     20.09  $     19.00  $    18.73  $    21.31
                          -----------   -----------  -----------  ----------  ----------
Income from Investment
 Operations
----------------------
 Net Investment Income
   (Loss) (A)............        0.39          0.42         0.39        0.41        0.43
 Net Gains (Losses) on
   Securities (Realized
   and Unrealized).......       (3.29)        (0.03)        1.07        0.23       (2.65)
                          -----------   -----------  -----------  ----------  ----------
 Total from Investment
   Operations............       (2.90)         0.39         1.46        0.64       (2.22)
------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income...       (0.37)        (0.40)       (0.37)      (0.37)      (0.36)
                          -----------   -----------  -----------  ----------  ----------
 Total Distributions.....       (0.37)        (0.40)       (0.37)      (0.37)      (0.36)
------------------------------------------------------------------------------------------
Net Asset Value, End of
 Year.................... $     16.81   $     20.08  $     20.09  $    19.00  $    18.73
========================  ===========   ===========  ===========  ==========  ==========
Total Return.............      (14.49)%        1.89%        7.75%       3.55%     (10.59)%
------------------------------------------------------------------------------------------
Net Assets, End of Year
 (thousands)............. $14,856,878   $15,727,547  $13,020,962  $8,594,707  $5,367,473
Ratio of Expenses to
 Average Net Assets......        0.62%         0.61%        0.63%       0.68%       0.67%
Ratio of Expenses to
 Average Net Assets
 (Excluding Fees
 (Waived), (Expenses
 Reimbursed), and/or
 Previously Waived Fees
 Recovered by Advisor
 and Fees Paid
 Indirectly).............        0.62%         0.61%        0.63%       0.68%       0.68%
Ratio of Net Investment
 Income to Average Net
 Assets..................        2.06%         2.10%        1.97%       2.18%       2.04%
Portfolio Turnover Rate..           5%            2%           1%          1%          1%
------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS


A. Organization:

   DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of eighty-one operational portfolios, of which thirty-one (the "Portfolios") are included in this section of the report. The remaining operational portfolios are presented in separate reports.

   Of the Portfolios, seven invest all of their assets in a corresponding series of The DFA Investment Trust Company ("DFAITC") and one invests in the Dimensional Emerging Markets Value Fund ("DEM"). International Small Company Portfolio invests in five portfolios within DFAITC. DFA Global Real Estate Securities Portfolio invests in two portfolios within the Fund and World ex U.S. Value Portfolio invests in three portfolios within the Fund, DFAITC, and DEM. World Core Equity Portfolio invests in three portfolios within the Fund. Selectively Hedged Global Equity Portfolio invests in three portfolios within the Fund.

                                                                                            Percentage
                                                                                             Ownership
Feeder Funds                                   Master Funds                                 at 10/31/15
------------                                   ------------                                 -----------
U.S. Large Cap Value Portfolio                 The U.S. Large Cap Value Series                  83%
Japanese Small Company Portfolio               The Japanese Small Company Series                18%
Asia Pacific Small Company Portfolio           The Asia Pacific Small Company Series            16%
United Kingdom Small Company Portfolio         The United Kingdom Small Company Series           2%
Continental Small Company Portfolio            The Continental Small Company Series              8%
Emerging Markets Portfolio                     The Emerging Markets Series                      98%
Emerging Markets Small Cap Portfolio           The Emerging Markets Small Cap Series            99%
Emerging Markets Value Portfolio               Dimensional Emerging Markets Value Fund          99%

Fund of Funds
-------------                                  -
International Small Company Portfolio          The Continental Small Company Series             92%
                                               The Japanese Small Company Series                82%
                                               The United Kingdom Small Company Series          98%
                                               The Asia Pacific Small Company Series            84%
                                               The Canadian Small Company Series                97%
DFA Global Real Estate Securities Portfolio**  DFA Real Estate Securities Portfolio             24%
                                               DFA International Real Estate Securities         41%
                                                 Portfolio
World ex U.S. Value Portfolio                  Dimensional Emerging Markets Value Fund          --*
                                               DFA International Small Cap Value Portfolio      --*
                                               The DFA International Value Series                1%
World Core Equity Portfolio                    U.S. Core Equity 1 Portfolio                      1%
                                               International Core Equity Portfolio               1%
                                               Emerging Markets Core Equity Portfolio           --*
Selectively Hedged Global Equity Portfolio     U.S. Core Equity 2 Portfolio                      1%
                                               International Core Equity Portfolio               1%
                                               Emerging Markets Core Equity Portfolio           --*

* Amounts designated as -- are less than 1%.

**DFA Global Real Estate Securities Portfolio invests in two Underlying Funds as indicated and securities listed on the Summary Schedule of Investments.

   Each feeder fund (collectively, "Feeder Funds") and fund of funds invests primarily in a corresponding master fund(s) ("Master Fund") as indicated. The DFA Global Real Estate Securities Portfolio may pursue its investment objective by investing its assets in its Master Funds and/or directly in securities of companies in the real estate industry. International Small Company Portfolio, World ex U.S. Value Portfolio, World Core Equity Portfolio, and Selectively Hedged Global Equity Portfolio also invest in short-term temporary cash investments. In addition, DFA Global Real Estate Securities Portfolio, World ex U.S. Targeted Value Portfolio and Selectively Hedged Global Equity Portfolio engage in futures and forward currency contracts.

   The financial statements of the Feeder Funds' Master Funds are included elsewhere in this report and should be read in conjunction with the financial statements of the Feeder Funds.

B. Significant Accounting Policies:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Portfolios utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)

   Securities held by Enhanced U.S. Large Company Portfolio, U.S. Large Cap Equity Portfolio, U.S. Targeted Value Portfolio, U.S. Small Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Small Cap Portfolio, U.S. Micro Cap Portfolio and DFA Real Estate Securities Portfolio (the "Domestic Equity Portfolios") and Large Cap International Portfolio, International Core Equity Portfolio, DFA International Real Estate Securities Portfolio, DFA Global Real Estate Securities Portfolio, DFA International Small Cap Value Portfolio, International Vector Equity Portfolio, World ex U.S. Targeted Value Portfolio, World ex U.S. Core Equity Portfolio and Emerging Markets Core Equity Portfolio (the "International Equity Portfolios"), including over-the-counter securities, are valued at the last quoted sale price at the close of the exchanges on which they are principally traded (official closing price). International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and the International Equity Portfolios value the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the

Domestic Equity Portfolios and the International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the International Equity Portfolios' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the Fund have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Debt securities held by Enhanced U.S. Large Company Portfolio (the "Fixed Income Portfolio") and International Equity Portfolios are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities which are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. These valuations are generally categorized as Level 2 in the hierarchy.

   Listed derivatives, such as futures, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

   Shares held by the DFA Global Real Estate Securities Portfolio, World ex U.S. Value Portfolio (except shares of The DFA International Value Series and
DEM), World ex U.S. Targeted Value Portfolio (except shares of The Emerging Markets Small Cap Series and DEM), World Core Equity Portfolio (except shares of The Emerging Markets Series), and Selectively Hedged Global Equity Portfolio of the Master Funds, which are treated as regulated investment companies, and the shares held by the Portfolios in other investment companies, are valued at their respective daily net asset values as reported by their administrator. The Feeder Funds, International Small Company Portfolio, World ex U.S. Value Portfolio, World ex U.S. Targeted Value Portfolio and World Core Equity Portfolio's investments in Series of DFAITC or DEM reflect their proportionate interest in the net assets of such corresponding Master Fund. These valuations are classified as Level 1 in the hierarchy.

   Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Portfolios recognize transfers between the levels as of the end of the period. As of October 31, 2015, DFA International Real Estate Securities Portfolio had significant transfers of securities with a total value of $38,474 (in thousands) that transferred from Level 1 to Level 2 because the fair market values of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE, which resulted in their Level 2 classification.

   2. Foreign Currency Translation: Securities and other assets and liabilities of the Fixed Income Portfolio, the International Equity Portfolios and Selectively Hedged Global Equity Portfolio whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement. The Fixed Income Portfolio and Selectively Hedged Global Equity Portfolio also enter into forward currency contracts solely for the purpose of hedging against fluctuations in currency exchange rates. These contracts are marked-to-market daily based on daily forward exchange rates.

   The International Equity Portfolios do not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities whether realized or unrealized. However, the Fixed Income Portfolio and Selectively Hedged Global Equity Portfolio do isolate the effect of fluctuations in foreign currency rates when determining the realized gain or loss upon the sale or maturity of foreign currency denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for income tax reporting purposes.

   Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the International Equity Portfolios, Fixed Income Portfolio and Selectively Hedged Global Equity Portfolio and the U.S. dollar equivalent amounts actually received or paid.

   3. Deferred Compensation Plan: Each eligible Director/Trustee of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors/Trustees may defer payment of all or a portion of their total fees earned as a Director/Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

   Each Director/Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director/Trustee shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's/Trustee's deferred compensation until a date specified by such Director/Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director/Trustee ceases to be a member of the Board; and (ii) five years following the effective date of the Director's/Trustee's first deferral election. If a Director/Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's/Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director/Trustee ceases to be a member of the Board (unless the Director/Trustee files an amended Notice selecting a different distribution date). As of October 31, 2015, none of the Directors/Trustees have requested or received a distribution of proceeds of a deferred fee account.

   4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities/affiliated investment companies and foreign currency are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities and from the investment in affiliated investment companies that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities, utilizing the effective interest method. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or Portfolios are allocated using methods approved by the Board, generally based on average net assets.

   Class R1 Shares, Class R2 Shares and Institutional Class Shares have equal rights to assets and earnings of a Portfolio. Income, gains and losses, and common expenses of a Portfolio are allocated to each class of shares based on its relative net assets. Each class will bear its own class-specific expenses, if any.

   U.S. Large Cap Value Portfolio, International Small Company Portfolio, Japanese Small Company Portfolio, Asia Pacific Small Company Portfolio, United Kingdom Small Company Portfolio, Continental Small Company Portfolio, Emerging Markets Portfolio, Emerging Markets Small Cap Portfolio, Emerging Markets Value Portfolio and World ex U.S. Value Portfolio each recognize their pro-rata share of net investment income and realized and unrealized gains/losses on a daily basis from their respective Master Fund within DFAITC or DEM, which are treated as partnerships for federal income tax purposes.

   The Portfolios may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Portfolios accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

   Emerging Markets Portfolio, Emerging Markets Small Cap Portfolio, Emerging Markets Value Portfolio and Emerging Markets Core Equity Portfolio are subject to a 15% tax on short-term capital gains for investments in India. Such taxes are due upon sale of individual securities. The capital gains taxes are recognized when the capital gains are earned.

C. Investment Advisor and Administrator:

   The Advisor, Dimensional Fund Advisors LP, provides investment advisory services to all Portfolios. Prior to July 21, 2015, the Advisor received no compensation for the investment advisory services it provided to the Feeder Funds and the International Small Company Portfolio. On May 8, 2015 and
June 10, 2015 at a Special Joint Meeting of Shareholders, shareholders of the Portfolios approved new investment management agreements, which became effective July 21, 2015, that provide a uniform agreement that increases transparency and better describes all of the services that the Advisor provides to each Portfolio. For each non-Feeder Fund, the rate charged under the new investment management agreement for investment management services is equal to the rate charged under each non-Feeder Fund's previous investment advisory agreement, investment management agreement or investment advisory and administration agreements (i.e., with respect to the International Small Company Portfolio), with the Advisor. For the Feeder Funds, the new investment management agreement replaced each Feeder Fund's investment advisory agreement (that provided for no investment advisory fee at the Feeder Fund level) and administration agreement and charges a rate equal to the combination of the rate charged under the Feeder Fund's previous administration agreement with the Advisor and the rate of the advisory fee charged by the Advisor to the Master Fund in which the Feeder Fund invests. In order to prevent a Feeder Fund from being subject to a higher level of investment management fees, the Advisor will permanently waive a Feeder Fund's investment management fee in the circumstances described in the notes below.

   For the year ended October 31, 2015, the Portfolios' investment advisory services/management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

                  Enhanced U.S. Large Company Portfolio. 0.20%
                  U.S. Large Cap Equity Portfolio....... 0.15%
                  U.S. Targeted Value Portfolio......... 0.35%
                  U.S. Small Cap Value Portfolio........ 0.50%
                  U.S. Core Equity 1 Portfolio.......... 0.17%
                  U.S. Core Equity 2 Portfolio.......... 0.20%

           U.S. Vector Equity Portfolio........................ 0.30%
           U.S. Small Cap Portfolio............................ 0.35%
           U.S. Micro Cap Portfolio............................ 0.50%
           DFA Real Estate Securities Portfolio................ 0.17%
           Large Cap International Portfolio................... 0.25%
           International Core Equity Portfolio................. 0.35%
           DFA International Real Estate Securities Portfolio*. 0.28%
           DFA Global Real Estate Securities Portfolio*........ 0.22%
           DFA International Small Cap Value Portfolio......... 0.65%
           International Vector Equity Portfolio............... 0.45%
           World ex U.S. Value Portfolio....................... 0.47%
           World ex U.S. Targeted Value Portfolio.............. 0.58%
           World ex U.S. Core Equity Portfolio................. 0.40%
           World Core Equity Portfolio......................... 0.30%
           Selectively Hedged Global Equity Portfolio.......... 0.30%
           Emerging Markets Core Equity Portfolio.............. 0.55%

* The investment advisory services/management fees have been adjusted to reflect the actual fee paid by the Portfolios for the year ended October 31, 2015. The investment advisory services fee payable by the DFA International Real Estate Securities Portfolio was decreased from 0.35% to 0.25% effective February 28, 2015. The investment advisory services fee payable by the DFA Global Real Estate Securities Portfolio was decreased from 0.27% to 0.20% effective February 28, 2015.

   Prior to July 21, 2015, the Feeder Funds and International Small Company Portfolio paid fees to the Advisor pursuant to an administration agreement for administrative services, including supervision of services provided by others, providing information to shareholders and the Board, and other administrative services, that were accrued daily and paid monthly based on the following effective annual rates of average daily net assets:

                 U.S. Large Cap Value Portfolio......... 0.15%
                 International Small Company Portfolio.. 0.40%
                 Japanese Small Company Portfolio....... 0.40%
                 Asia Pacific Small Company Portfolio... 0.40%
                 United Kingdom Small Company Portfolio. 0.40%
                 Continental Small Company Portfolio.... 0.40%
                 Emerging Markets Portfolio............. 0.40%
                 Emerging Markets Small Cap Portfolio... 0.45%
                 Emerging Markets Value Portfolio....... 0.40%

   Effective July 21, 2015, the Feeder Funds' and International Small Company Portfolio's investment advisory services/management fees pursuant to the new investment management agreements were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

                 U.S. Large Cap Value Portfolio......... 0.25%
                 International Small Company Portfolio.. 0.40%
                 Japanese Small Company Portfolio....... 0.50%
                 Asia Pacific Small Company Portfolio... 0.50%
                 United Kingdom Small Company Portfolio. 0.50%
                 Continental Small Company Portfolio.... 0.50%
                 Emerging Markets Portfolio............. 0.50%
                 Emerging Markets Small Cap Portfolio... 0.65%
                 Emerging Markets Value Portfolio....... 0.50%

Pursuant to an Amended and Restated Fee Waiver and/or Expense Assumption Agreement (the "Fee Waiver Agreement"), the Advisor has contractually agreed to waive certain fees, including administration/advisory fees, and in certain instances, assume certain expenses of the Portfolios, as described in the notes below. The Fee

Waiver Agreement for the non-Feeder Funds below, and a portion of the Fee Waiver Agreement for certain Feeder Funds below, will remain in effect through February 28, 2016, and may only be terminated by the Fund's Board of Directors prior to that date. The Fee Waiver Agreement for such Portfolios shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. The Fee Waiver Agreement with respect to the total management fees paid by the Feeder Funds, as described in the notes below, will remain in effect permanently, unless terminated by a Feeder Fund. For the year ended October 31, 2015, the Portfolios had expense limits based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees and/or expenses assumed as listed below (amounts in thousands). Previously waived fees subject to future recovery by the Advisor are also reflected below (amounts in thousands). The Fund, on behalf of the Portfolios, is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than 36 months before the date of recovery.

                                                                                Previously
                                                                Recovery       Waived Fees/
                                                  Expense    of Previously   Expenses Assumed
                                                 Limitation   Waived Fees/   Subject to Future
Institutional Class Shares                         Amount   Expenses Assumed     Recovery
--------------------------                       ---------- ---------------- -----------------
U.S. Large Cap Equity Portfolio (1).............    0.19%         $49             $    28
U.S. Large Cap Value Portfolio (2)..............    0.25%          --                  --
U.S. Targeted Value Portfolio (3)...............    0.50%          --                  --
U.S. Core Equity 1 Portfolio (1)................    0.23%          --                  --
U.S. Core Equity 2 Portfolio (1)................    0.26%          --                  --
U.S. Vector Equity Portfolio (1)................    0.36%          --                  --
DFA Real Estate Securities Portfolio (1)........    0.18%           7               1,679
International Core Equity Portfolio (1).........    0.49%          --                  --
International Small Company Portfolio (4).......    0.45%          --                  --
Japanese Small Company Portfolio (5)............    0.47%          --                  --
Asia Pacific Small Company Portfolio (5)........    0.47%          --                  --
United Kingdom Small Company Portfolio (5)......    0.47%           4                  28
Continental Small Company Portfolio (5).........    0.47%          --                  --
DFA International Real Estate Securities
  Portfolio (6).................................    0.29%          --                  --
DFA Global Real Estate Securities Portfolio (7).    0.24%          61              16,668
International Vector Equity Portfolio (1).......    0.60%          --                  --
World ex U.S. Value Portfolio (8)...............    0.60%          --                 720
World ex U.S. Targeted Value Portfolio (9)......    0.80%          --               1,777
World ex U.S. Core Equity Portfolio (10)........    0.47%          38               1,541
World Core Equity Portfolio (11)................    0.35%           1                 555
Selectively Hedged Global Equity Portfolio (12).    0.40%          77               1,102
Emerging Markets Portfolio (2)..................    0.50%          --                  --
Emerging Markets Small Cap Portfolio (2)........    0.65%          --                  --
Emerging Markets Value Portfolio (2)............    0.50%          --                  --
Emerging Markets Core Equity Portfolio (1)......    0.85%          --                  --
Class R1 Shares
---------------
U.S. Targeted Value Portfolio (13)..............    0.62%          --                  --
Class R2 Shares
---------------
U.S. Targeted Value Portfolio (13)..............    0.77%          --                  --
Emerging Markets Value Portfolio (14)...........    0.96%          --                  --

   (1) The Advisor has contractually agreed to waive all or a portion of its management fee and assume each Portfolio's ordinary operating expenses (excluding the expenses a Portfolio incurs indirectly through investment in other investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of each Portfolio to the rates listed above as a percentage of average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a Portfolio are less than the Expense Limitation

Amount listed above for such Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery is within 36 months and will not cause the Portfolio's annualized Portfolio Expenses to exceed the Expense Limitation Amount, as listed above.

   (2) Effective July 21, 2015, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of each Portfolio to the extent necessary to limit the total management fees paid to the Advisor by a Portfolio, including the proportionate share of the management fees a Portfolio pays indirectly through its investment in other funds managed by the Advisor, to the rate listed above as a percentage of the average net assets of a class of a Portfolio on an annualized basis

   (3) The Advisor has contractually agreed to waive its management fee and to assume the Portfolio's expenses (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of a class of shares of the Portfolio to the rate listed above for such class of shares as a percentage of average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of shares of the Portfolio are less than the Expense Limitation Amount listed above for such class of shares, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery is within 36 months and will not cause the Portfolio's annualized Portfolio Expenses for such class of shares to exceed the Expense Limitation Amount, as listed above.

   (4) Effective July 21, 2015, the Advisor has contractually agreed to waive all or a portion of its management fee and to assume the other direct expenses of a class of the Portfolio (excluding expenses incurred through its investment in other investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of the Portfolio are less than Expense Limitation Amount for such class of shares of the Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the applicable Expense Limitation Amount, as listed above. The Portfolio is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than 36 months before the date of such reimbursement. Prior to July 21, 2015, the Advisor had contractually agreed to waive its administration fee and to assume other Portfolio Expenses to the extent necessary to limit the Portfolio Expenses of the Portfolio, on an annualized basis, to the expense Limitation Amount listed above. At any time that the Portfolio Expenses of the Portfolio were less than the Expense Limitation Amount listed above, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that the amount of such reimbursement is within 36 months and did not cause the annualized Portfolio Expenses of the Portfolio to exceed the applicable Expense Limitation Amount then in effect.

   (5) Effective July 21, 2015, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of each Portfolio to the extent necessary to limit the total management fees paid to the Advisor by each Portfolio, including the proportionate share of the management fees a Portfolio pays indirectly through its investment in other funds managed by the Advisor, to 0.50% of the average net assets of a class of a Portfolio on an annualized basis (the "Permanent Fee Waiver"). In addition to the Permanent Fee Waiver, the Advisor has contractually agreed to further waive all or a portion of its management fee and to assume the other direct expenses of a class of each Portfolio (excluding expenses incurred through its investment in other investment companies managed by the Advisor) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of each class of a Portfolio to the rates listed above as a percentage of the average net assets of a class of a Portfolio on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of a Portfolio are less than the applicable Expense Limitation Amount for such class of shares of the Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the applicable Expense Limitation Amount, as listed above. Except, a Portfolio is not obligated to reimburse the Advisor for fees waived in connection with the Permanent Fee Waiver. Also, a Portfolio is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than 36 months before the date of such reimbursement. Prior to July 21, 2015, the Advisor had contractually agreed to waive its administration fee and to assume each Portfolio's other direct expenses to the extent necessary to limit the direct expenses of each Portfolio to the Expense Limitation Amount listed above. The Fee Waiver Agreement did not include the indirect expenses each Portfolio bore as a shareholder of its Master Fund. At any time that the direct expenses of a Portfolio were less than the Expense Limitation Amount listed above, the Advisor retained the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery was within 36 months and did not cause the Portfolio's direct expenses to exceed the Expense Limitation Amount then in effect.

   (6) Effective February 28, 2015, the Advisor has contractually agreed to waive all or a portion of its management fee and to assume the Portfolio's ordinary operating expenses (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of the Portfolio to the rate listed above as a percentage of the Portfolio's average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of the Portfolio are less than the Expense Limitation Amount listed above, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery is within 36 months and will not cause the Portfolio's annualized Portfolio Expenses to exceed the Expense Limitation Amount, as listed above.

   Prior to February 28, 2015, the Advisor had contractually agreed to waive all or a portion of its advisory fee and to assume the Portfolio Expenses of the Portfolio to the extent necessary to limit the Portfolio Expenses to 0.65% of the Portfolio's average net assets on an annualized basis.

   (7) Effective February 28, 2015, the Advisor has contractually agreed to waive all or a portion of its management fee and to assume the expenses of the Portfolio (including the expenses that the Portfolio bears as a shareholder of its Master Funds but excluding the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of the Portfolio to the rate listed above as a percentage of the Portfolio's average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of the Portfolio are less than the Expense Limitation Amount listed above, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery is within 36 months and will not cause the Portfolio's annualized Portfolio Expenses to exceed the Expense Limitation Amount, as listed above.

   From February 28, 2012 to February 27, 2015, the Advisor had contractually agreed to waive all or a portion of its advisory fee and to assume the Portfolio Expenses of the Portfolio to the extent necessary to limit the Portfolio Expenses to 0.32% of the Portfolio's average net assets on an annualized basis.

   (8) The Advisor has contractually agreed to waive up to the full amount of the Portfolio's management fee of 0.47% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in its Master Funds. In addition, under the Fee Waiver Agreement, the Advisor also has agreed to waive all or a portion of the management fee that remains payable by the Portfolio (i.e., the management fee remaining after the proportionate share of the Master Funds' management services fees have been offset (the "Remaining Management Fee")) to the extent necessary to reduce the Portfolio's ordinary operating expenses (including expenses incurred through its investment in other investment companies) ("Portfolio Expenses") to the rate listed above as a percentage of average net assets on an annualized basis (the "Expense Limitation Amount"). The maximum amount that may be waived to limit Portfolio Expenses is the amount of the Remaining Management Fee. Further, at any time that the Portfolio Expenses of the Portfolio are less than the Portfolio's Expense Limitation Amount listed above, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that such reimbursement is within 36 months and will not cause the Portfolio's annualized Portfolio Expenses to exceed the Portfolio's Expense Limitation Amount, as listed above.

   (9) The Advisor has contractually agreed to waive up to the full amount of the Portfolio's management fee of 0.58% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in its Master Funds. In addition, under the Fee Waiver Agreement, the Advisor has also agreed to waive all or a portion of the management fee and to assume the ordinary operating expenses of a class of the Portfolio (including expenses incurred through its investment in other investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of the Portfolio are less than the Expense Limitation Amount for such class of the Portfolio, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that such reimbursement is within 36 months and will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the Expense Limitation Amount, as listed above.

   (10) The Advisor has contractually agreed to waive all or a portion of its management fee and to assume the expenses of a class of the Portfolio (including the expenses that the Portfolio bears as a shareholder of its Master Funds but excluding the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of average net assets of a class of the Portfolio on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of the Portfolio are less than the Expense Limitation Amount for such class of the Portfolio, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that such reimbursement is within 36 months and will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the Expense Limitation Amount, as listed above.

   (11) Effective June 27, 2014, the Advisor has contractually agreed to waive up to the full amount of the Portfolio's management fee of 0.30% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in its Master Funds (including the Portfolio's proportionate share of any management fees that a Master Fund paid through its investment in an affiliated cash management fund). In addition, under the Fee Waiver Agreement, the Advisor has also agreed to assume the expenses of a class of the Portfolio to the extent necessary to reduce the ordinary operating expenses (including expenses incurred through its investment in other investment companies) ("Portfolio Expenses") of a class of the Portfolio so that such Portfolio Expenses do not exceed the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of the Portfolio are less than the Expense Limitation Amount for such class of shares of the Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery is within 36 months and will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the applicable Expense Limitation Amount.

   Prior to June 27, 2014, the Advisor contractually agreed to waive up to the full amount of the Portfolio's management fee of 0.30% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in its Master Funds (including the Portfolio's proportionate share of any management fees that a Master Fund paid through its investment in an affiliated cash management fund). In addition, under the Fee Waiver Agreement, the Advisor also agreed to assume the expenses of a class of the Portfolio to the extent necessary to reduce the ordinary operating expenses (including expenses incurred through its investment in other investment companies) ("Portfolio Expenses") of such class of the Portfolio so that the Portfolio Expenses did not exceed 0.40% of the average net assets of such class of the Portfolio on an annualized basis.

   (12) The Advisor has contractually agreed to waive up to the full amount of the Portfolio's management fee of 0.30% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in its Master Funds. In addition, under the Fee Waiver Agreement, the Advisor has also agreed to waive all or a portion of the management fee and to assume the expenses of a class of the Portfolio to the extent necessary to reduce the ordinary operating expenses (including expenses incurred through its investment in other investment companies) ("Portfolio Expenses") of the Portfolio to the rate listed above as a percentage of average net assets of a class of the Portfolio on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of the Portfolio are less than the Expense Limitation Amount for such class of the Portfolio listed above, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that such reimbursement is within 36 months and will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the Expense Limitation Amount, as listed above.

   (13) The Advisor has contractually agreed to reduce all or a portion of its management fee and to assume the direct and indirect expenses of the Class R1 shares and Class R2 shares of the Portfolio (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of the Class R1 shares and Class R2 shares of the Portfolio to the rate listed above for such class of shares as a percentage of average net assets (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of the Class R1 shares or Class R2 shares of the Portfolio are less than the Expense Limitation Amount listed above for such class of shares, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery is within 36 months and will not cause the Portfolio's annualized Portfolio Expenses for such class of shares to exceed the Expense Limitation Amount, as listed above.

   (14) Effective July 21, 2015, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of the Portfolio to the extent necessary to limit the total management fees paid to the Advisor by the Portfolio, including the proportionate share of the management fees the Portfolio pays indirectly through its investment in other funds managed by the Advisor, to 0.50% of the average net assets of a class of the Portfolio on an annualized basis (the "Permanent Fee Waiver"). In addition to the Permanent Fee Waiver, the Advisor has contractually agreed to (including for the period prior to July 21, 2015) assume the direct expenses of the Class R2 shares of the Portfolio (excluding management fees and custodian fees) to the extent necessary to limit the annualized expenses of the Class R2 shares of the Portfolio (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) to the rate listed above as a percentage of the average net assets of the Class R2 shares of the Portfolio (the "Annualized Expense Ratio"). At any time that the annualized expenses of the Class R2 shares of the Portfolio are less than the Annualized Expense Ratio listed above, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that the amount of such recovery does not cause the annualized expense ratio of the Class R2 shares of the Portfolio to exceed the Annualized Expense Ratio, as listed above. Except, the Portfolio is not obligated to reimburse the Advisor for fees waived in connection with the Permanent Fee Waiver. Also, the Portfolio is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than 36 months before the date of such reimbursement.

Earned Income Credit:

   In addition, the Portfolios have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Portfolios' custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of each Portfolio's net assets. The impact of such credits is generally less than one basis point of each Portfolio's net assets. During the year ended October 31, 2015, expenses reduced were as follows (amounts in thousands):

                                                             Fees Paid
                                                             Indirectly
                                                             ----------
         Enhanced U.S. Large Company Portfolio..............    $ 3
         Large Cap International Portfolio..................     10
         International Core Equity Portfolio................     72
         DFA International Real Estate Securities Portfolio.     16
         DFA International Small Cap Value Portfolio........     32
         International Vector Equity Portfolio..............      8
         World ex U.S. Value Portfolio......................     --
         World ex U.S. Targeted Value Portfolio.............      2
         World ex U.S. Core Equity Portfolio................     11
         Emerging Markets Core Equity Portfolio.............     94

Fees Paid to Officers and Directors/Trustees:

   Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the year ended October 31, 2015, the total related amounts paid by the Fund to the CCO were $275 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

   At October 31, 2015, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

            Enhanced U.S. Large Company Portfolio.............. $  8
            U.S. Large Cap Equity Portfolio....................    2
            U.S. Large Cap Value Portfolio.....................  330
            U.S. Targeted Value Portfolio......................   98
            U.S. Small Cap Value Portfolio.....................  300
            U.S. Core Equity 1 Portfolio.......................  153
            U.S. Core Equity 2 Portfolio.......................  234
            U.S. Vector Equity Portfolio.......................   71
            U.S. Small Cap Portfolio...........................  164
            U.S. Micro Cap Portfolio...........................  148
            DFA Real Estate Securities Portfolio...............  121
            Large Cap International Portfolio..................   76
            International Core Equity Portfolio................  219
            International Small Company Portfolio..............  227
            Japanese Small Company Portfolio...................    9
            Asia Pacific Small Company Portfolio...............    7
            United Kingdom Small Company Portfolio.............    1
            Continental Small Company Portfolio................    5
            DFA International Real Estate Securities Portfolio.   46
            DFA Global Real Estate Securities Portfolio........   35
            DFA International Small Cap Value Portfolio........  333
            International Vector Equity Portfolio..............   19
            World ex U.S. Value Portfolio......................    1
            World ex U.S. Targeted Value Portfolio.............    1
            World ex U.S. Core Equity Portfolio................    2
            World Core Equity Portfolio........................   --
            Selectively Hedged Global Equity Portfolio.........    1
            Emerging Markets Portfolio.........................  102
            Emerging Markets Small Cap Portfolio...............   80
            Emerging Markets Value Portfolio...................  444
            Emerging Markets Core Equity Portfolio.............  223

E. Purchases and Sales of Securities:

   For the year ended October 31, 2015, the Portfolios made the following purchases and sales of investment securities, other than short-term securities (amounts in thousands):

                                        U.S. Government     Other Investment
                                           Securities          Securities
                                       ------------------ ---------------------
                                       Purchases  Sales   Purchases    Sales
                                       --------- -------- ---------- ----------
Enhanced U.S. Large Company Portfolio. $398,312  $382,868 $   66,293 $   88,992
U.S. Large Cap Equity Portfolio.......       --        --    533,457     59,766
U.S. Targeted Value Portfolio.........       --        --  2,907,716    933,338
U.S. Small Cap Value Portfolio........       --        --  2,865,506  1,961,319
U.S. Core Equity 1 Portfolio..........       --        --  3,071,299    483,948

                                                    U.S. Government   Other Investment
                                                      Securities         Securities
                                                    --------------- ---------------------
                                                    Purchases Sales Purchases    Sales
                                                    --------- ----- ---------- ----------
U.S. Core Equity 2 Portfolio.......................    --      --   $3,291,603 $  753,660
U.S. Vector Equity Portfolio.......................    --      --      661,294    368,476
U.S. Small Cap Portfolio...........................    --      --    2,694,919  1,099,360
U.S. Micro Cap Portfolio...........................    --      --      765,172    725,356
DFA Real Estate Securities Portfolio...............    --      --      624,614    285,608
Large Cap International Portfolio..................    --      --      501,159    304,319
International Core Equity Portfolio................    --      --    3,165,876    506,182
DFA International Real Estate Securities Portfolio.    --      --      648,879     63,653
DFA Global Real Estate Securities Portfolio........    --      --      972,852      4,106
DFA International Small Cap Value Portfolio........    --      --    3,357,177  2,230,599
International Vector Equity Portfolio..............    --      --      480,413    123,391
World ex U.S. Targeted Value Portfolio.............    --      --      130,463        478
World ex U.S. Core Equity Portfolio................    --      --    1,226,595      7,252
Emerging Markets Core Equity Portfolio.............    --      --    2,795,211    731,558

   For the year ended October 31, 2015, the Fund of Funds made the following purchases and sales of Affiliated Investment Companies (amounts in thousands):

                                            DFA Global Real Estate Securities Portfolio
                                 ------------------------------------------------------------------
                                 Balance at Balance at                    Dividend Distributions of
Affiliated Investment Companies  10/31/2014 10/31/2015 Purchases  Sales    Income   Realized Gains
-------------------------------  ---------- ---------- --------- -------- -------- ----------------
DFA Real Estate Securities
  Portfolio..................... $2,044,932 $1,574,619 $189,582  $657,800 $ 69,748          --
DFA International Real Estate
  Securities Portfolio..........  1,255,234  1,448,338  278,337     7,000   75,369          --
                                 ---------- ---------- --------  -------- --------      ------
Total........................... $3,300,166 $3,022,957 $467,918  $664,800 $145,117          --
                                 ========== ========== ========  ======== ========      ======

                                                   World ex U.S. Value Portfolio
                                 ------------------------------------------------------------------
                                 Balance at Balance at                    Dividend Distributions of
Affiliated Investment Companies  10/31/2014 10/31/2015 Purchases  Sales    Income   Realized Gains
-------------------------------  ---------- ---------- --------- -------- -------- ----------------
DFA International Small Cap
  Value Portfolio............... $    9,588 $   16,637 $  8,964  $  1,809 $    205      $  169

                                               World ex U.S. Targeted Value Portfolio
                                 ------------------------------------------------------------------
                                 Balance at Balance at                    Dividend Distributions of
Affiliated Investment Companies  10/31/2014 10/31/2015 Purchases  Sales    Income   Realized Gains
-------------------------------  ---------- ---------- --------- -------- -------- ----------------
DFA International Small Cap
  Value Portfolio............... $   93,592         -- $ 60,225  $149,563 $  1,871      $1,797
International Vector Equity
  Portfolio.....................     13,571         --    9,476    21,182      435         135
                                 ---------- ---------- --------  -------- --------      ------
Total........................... $  107,163         -- $ 69,701  $170,745 $  2,306      $1,932
                                 ========== ========== ========  ======== ========      ======

                                                World ex U.S. Core Equity Portfolio
                                 ------------------------------------------------------------------
                                 Balance at Balance at                    Dividend Distributions of
Affiliated Investment Companies  10/31/2014 10/31/2015 Purchases  Sales    Income   Realized Gains
-------------------------------  ---------- ---------- --------- -------- -------- ----------------
International Core Equity
  Portfolio..................... $  312,519         -- $  4,047  $313,486 $      7          --
Emerging Markets Core Equity
  Portfolio.....................     93,258         --   44,501   133,044      596          --
                                 ---------- ---------- --------  -------- --------      ------
Total........................... $  405,777         -- $ 48,548  $446,530 $    603          --
                                 ========== ========== ========  ======== ========      ======

                                                    World Core Equity Portfolio
                                 -----------------------------------------------------------------
                                 Balance at Balance at                   Dividend Distributions of
Affiliated Investment Companies  10/31/2014 10/31/2015 Purchases  Sales   Income   Realized Gains
-------------------------------  ---------- ---------- --------- ------- -------- ----------------
 U.S. Core Equity 1 Portfolio...  $ 38,342   $105,442  $ 71,217  $ 4,192  $1,107        $171
 International Core Equity
   Portfolio....................    29,208     76,621    54,462    4,963   1,422          --
 Emerging Markets Core Equity
   Portfolio....................     8,097     20,320    16,277    1,159     308          --
                                  --------   --------  --------  -------  ------        ----
 Total..........................  $ 75,647   $202,383  $141,956  $10,314  $2,837        $171
                                  ========   ========  ========  =======  ======        ====

                                            Selectively Hedged Global Equity Portfolio
                                 -----------------------------------------------------------------
                                 Balance at Balance at                   Dividend Distributions of
Affiliated Investment Companies  10/31/2014 10/31/2015 Purchases  Sales   Income   Realized Gains
-------------------------------  ---------- ---------- --------- ------- -------- ----------------
 U.S. Core Equity 2 Portfolio...  $ 64,220   $110,935  $ 48,134  $   667  $1,350        $469
 International Core Equity
   Portfolio....................    53,147     87,007    37,779      978   1,883          --
 Emerging Markets Core Equity
   Portfolio....................    23,899     36,717    19,717    1,022     635          --
                                  --------   --------  --------  -------  ------        ----
 Total..........................  $141,266   $234,659  $105,630  $ 2,667  $3,868        $469
                                  ========   ========  ========  =======  ======        ====

F. Federal Income Taxes:

   Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains or losses, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2015, primarily attributable to realized gains on securities considered to be "passive foreign investment companies", non-deductible expenses, realized foreign capital gains tax, tax-equalization, non-deductible 90 day stock issuance cost, net foreign currency gains/losses, distributions received from real estate investment trusts and distribution redesignations, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

                                                          Increase       Increase
                                                         (Decrease)     (Decrease)
                                          Increase     Undistributed   Accumulated
                                         (Decrease)    Net Investment  Net Realized
                                       Paid-In Capital     Income     Gains (Losses)
                                       --------------- -------------- --------------
Enhanced U.S. Large Company Portfolio.    $  1,416        $   (432)     $    (984)
U.S. Large Cap Equity Portfolio.......      10,328            (304)       (10,024)
U.S. Large Cap Value Portfolio........      55,033         (17,499)       (37,534)
U.S. Targeted Value Portfolio.........      21,409          (3,313)       (18,096)
U.S. Small Cap Value Portfolio........      48,875          (7,941)       (40,934)
U.S. Core Equity 1 Portfolio..........      61,142          (7,435)       (53,707)
U.S. Core Equity 2 Portfolio..........      19,179          (7,540)       (11,639)
U.S. Vector Equity Portfolio..........       9,735          (2,755)        (6,980)
U.S. Small Cap Portfolio..............      58,820          (5,332)       (53,488)
U.S. Micro Cap Portfolio..............      26,542          (1,631)       (24,911)
DFA Real Estate Securities Portfolio..     243,857           8,816       (252,673)

                                                                       Increase       Increase
                                                                      (Decrease)     (Decrease)
                                                       Increase     Undistributed   Accumulated
                                                      (Decrease)    Net Investment  Net Realized
                                                    Paid-In Capital     Income     Gains (Losses)
                                                    --------------- -------------- --------------
Large Cap International Portfolio..................    $ 32,450        $   (358)     $ (32,092)
International Core Equity Portfolio................     170,340         (10,135)      (160,205)
International Small Company Portfolio..............     162,737          (1,167)      (161,570)
Japanese Small Company Portfolio...................       4,111             708         (4,819)
Asia Pacific Small Company Portfolio...............       4,515             171         (4,686)
United Kingdom Small Company Portfolio.............         979              53         (1,032)
Continental Small Company Portfolio................       2,955              19         (2,974)
DFA International Real Estate Securities Portfolio.       4,578          (5,684)         1,106
DFA Global Real Estate Securities Portfolio........       1,213          (1,213)            --
DFA International Small Cap Value Portfolio........     207,054           9,174       (216,228)
International Vector Equity Portfolio..............      12,256          (1,917)       (10,339)
World ex U.S. Value Portfolio......................          --             (27)            27
World ex U.S. Targeted Value Portfolio.............      (1,873)           (271)         2,145
World ex U.S. Core Equity Portfolio................         479            (716)           237
World Core Equity Portfolio........................          --              --             --
Selectively Hedged Global Equity Portfolio.........         306           2,885         (3,191)
Emerging Markets Portfolio.........................       7,227          (9,135)         1,908
Emerging Markets Small Cap Portfolio...............       8,089          (2,961)        (5,128)
Emerging Markets Value Portfolio...................      26,840         (24,245)        (2,595)
Emerging Markets Core Equity Portfolio.............      53,522         (31,497)       (22,025)

   The tax character of dividends and distributions declared and paid during the years ended October 31, 2014 and October 31, 2015 were as follows (amounts in thousands):

                                         Net Investment
                                           Income and
                                           Short-Term     Long-Term
                                         Capital Gains  Capital Gains  Total
                                         -------------- ------------- --------
  Enhanced U.S. Large Company Portfolio
  2014..................................    $    903            --    $    903
  2015..................................      11,391      $ 16,610      28,001
  U.S. Large Cap Equity Portfolio
  2014..................................       3,209            --       3,209
  2015..................................       8,398           266       8,664
  U.S. Large Cap Value Portfolio
  2014..................................     230,364            --     230,364
  2015..................................     302,945        86,223     389,168
  U.S. Targeted Value Portfolio
  2014..................................      51,735       237,290     289,025
  2015..................................      85,573       237,911     323,484
  U.S. Small Cap Value Portfolio
  2014..................................      66,463       443,795     510,258
  2015..................................     130,190       427,115     557,305
  U.S. Core Equity 1 Portfolio
  2014..................................     135,714        34,892     170,606
  2015..................................     200,298        49,469     249,767
  U.S. Core Equity 2 Portfolio
  2014..................................     170,204        98,745     268,949
  2015..................................     228,075        89,857     317,932

                                                    Net Investment
                                                      Income and
                                                      Short-Term     Long-Term
                                                    Capital Gains  Capital Gains  Total
                                                    -------------- ------------- --------
U.S. Vector Equity Portfolio
2014...............................................    $ 39,201      $ 38,966    $ 78,167
2015...............................................      51,799       109,045     160,844
U.S. Small Cap Portfolio
2014...............................................      85,510       218,795     304,305
2015...............................................     105,110       268,312     373,422
U.S. Micro Cap Portfolio
2014...............................................      43,726       200,738     244,464
2015...............................................      39,933       278,651     318,584
DFA Real Estate Securities Portfolio
2014...............................................     156,934            --     156,934
2015...............................................     220,092            --     220,092
Large Cap International Portfolio
2014...............................................      98,177            --      98,177
2015...............................................      85,101            --      85,101
International Core Equity Portfolio
2014...............................................     320,068            --     320,068
2015...............................................     367,607            --     367,607
International Small Company Portfolio
2014...............................................     218,133       211,626     429,759
2015...............................................     235,604       250,320     485,924
Japanese Small Company Portfolio
2014...............................................      11,539            --      11,539
2015...............................................       7,758            --       7,758
Asia Pacific Small Company Portfolio
2014...............................................      12,860            --      12,860
2015...............................................      16,487            --      16,487
United Kingdom Small Company Portfolio
2014...............................................         919           406       1,325
2015...............................................       1,068         2,151       3,219
Continental Small Company Portfolio
2014...............................................       3,660            --       3,660
2015...............................................       4,771            --       4,771
DFA International Real Estate Securities Portfolio
2014...............................................     106,263            --     106,263
2015...............................................     182,724            --     182,724
DFA Global Real Estate Securities Portfolio
2014...............................................      72,036            --      72,036
2015...............................................     124,281            --     124,281
DFA International Small Cap Value Portfolio
2014...............................................     239,810       127,501     367,311
2015...............................................     224,376       207,080     431,456
International Vector Equity Portfolio
2014...............................................      31,913         7,322      39,235
2015...............................................      38,097        10,950      49,047
World ex U.S. Value Portfolio
2014...............................................       4,113            --       4,113
2015...............................................       3,283            --       3,283

                                            Net Investment
                                              Income and
                                              Short-Term     Long-Term
                                            Capital Gains  Capital Gains  Total
                                            -------------- ------------- --------
World ex U.S. Targeted Value Portfolio
2014.......................................    $  2,537      $  1,141    $  3,678
2015.......................................       3,902           402       4,304
World ex U.S. Core Equity Portfolio
2014.......................................       6,163            --       6,163
2015.......................................      15,824            --      15,824
World Core Equity Portfolio
2014.......................................         358            14         372
2015.......................................       2,679           232       2,911
Selectively Hedged Global Equity Portfolio
2014.......................................       2,139           539       2,678
2015.......................................       4,968         1,915       6,883
Emerging Markets Portfolio
2014.......................................      78,253        20,987      99,240
2015.......................................      73,891            --      73,891
Emerging Markets Small Cap Portfolio
2014.......................................      83,100        63,095     146,195
2015.......................................     102,968        88,636     191,604
Emerging Markets Value Portfolio
2014.......................................     418,693       264,053     682,746
2015.......................................     351,213            --     351,213
Emerging Markets Core Equity Portfolio
2014.......................................     287,956            --     287,956
2015.......................................     304,141            --     304,141

   At October 31, 2015, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the utilization of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

                                                    Net Investment
                                                      Income and   Long-Term
                                                      Short-Term    Capital
                                                    Capital Gains    Gains    Total
                                                    -------------- --------- -------
Enhanced U.S. Large Company Portfolio..............    $   412      $ 1,004  $ 1,416
U.S. Large Cap Equity Portfolio....................        304           --      304
U.S. Large Cap Value Portfolio.....................     17,499       37,534   55,033
U.S. Targeted Value Portfolio......................      4,987       16,422   21,409
U.S. Small Cap Value Portfolio.....................      7,990       28,335   36,325
U.S. Core Equity 1 Portfolio.......................      6,903        5,449   12,352
U.S. Core Equity 2 Portfolio.......................      8,413       10,793   19,206
U.S. Vector Equity Portfolio.......................      2,934        6,801    9,735
U.S. Small Cap Portfolio...........................      5,559       25,529   31,088
U.S. Micro Cap Portfolio...........................      1,827       11,982   13,809
DFA Real Estate Securities Portfolio...............         --           --       --
International Core Equity Portfolio................      8,245           --    8,245
International Small Company Portfolio..............     11,013       11,430   22,443
United Kingdom Small Company Portfolio.............         39           62      101
DFA International Real Estate Securities Portfolio.        440           --      440
DFA Global Real Estate Securities Portfolio........      1,213           --    1,213
DFA International Small Cap Value Portfolio........     12,637        9,492   22,129

                                                    Net Investment
                                                      Income and
                                                      Short-Term
                                                      Long-Term    Capital
                                                    Capital Gains   Gains   Total
                                                    -------------- ------- -------
DFA International Real Estate Securities Portfolio.    $   440         --  $   440
International Vector Equity Portfolio..............      1,612     $  255    1,867
World ex U.S. Targeted Value Portfolio.............        147         --      147
World ex U.S. Core Equity Portfolio................        479         --      479
Selectively Hedged Global Equity Portfolio.........        278         28      306
Emerging Markets Portfolio.........................      7,227         --    7,227
Emerging Markets Small Cap Portfolio...............      6,063      2,037    8,100
Emerging Markets Value Portfolio...................     26,840         --   26,840
Emerging Markets Core Equity Portfolio.............     23,989         --   23,989

   At October 31, 2015, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                                          Undistributed                                               Total Net
                                          Net Investment                                            Distributable
                                            Income and   Undistributed                 Unrealized     Earnings
                                            Short-Term     Long-Term   Capital Loss   Appreciation  (Accumulated
                                          Capital Gains  Capital Gains Carryforwards (Depreciation)    Losses)
                                          -------------- ------------- ------------- -------------- -------------
Enhanced U.S. Large Company
  Portfolio..............................    $  3,584      $  9,802             --     $     (111)   $   13,275
U.S. Large Cap Equity Portfolio..........       1,343            --      $  (1,351)        31,070        31,062
U.S. Large Cap Value Portfolio...........      30,479       643,969             --      4,499,039     5,173,487
U.S. Targeted Value Portfolio............      18,067       286,524             --        922,409     1,227,000
U.S. Small Cap Value Portfolio...........      26,815       487,346             --      2,227,303     2,741,464
U.S. Core Equity 1 Portfolio.............      22,875       160,144             --      3,275,015     3,458,034
U.S. Core Equity 2 Portfolio.............      25,668       296,053             --      4,046,832     4,368,553
U.S. Vector Equity Portfolio.............       4,523       119,585             --        931,331     1,055,439
U.S. Small Cap Portfolio.................      12,969       503,175             --      2,057,529     2,573,673
U.S. Micro Cap Portfolio.................       6,379       267,817             --      1,371,067     1,645,263
DFA Real Estate Securities Portfolio.....          --            --        (19,021)     1,926,171     1,907,150
Large Cap International Portfolio........      11,830            --       (268,884)       371,692       114,638
International Core Equity Portfolio......      28,345            --       (296,651)       466,496       198,190
International Small Company
  Portfolio..............................      94,660       205,951             --        665,626       966,237
Japanese Small Company Portfolio.........       6,330            --        (51,612)        29,782       (15,500)
Asia Pacific Small Company Portfolio.....       7,078            --        (33,794)       (46,165)      (72,881)
United Kingdom Small Company
  Portfolio..............................         441         1,632             --         10,389        12,462
Continental Small Company Portfolio......         446            --        (17,012)        31,682        15,116
DFA International Real Estate Securities
  Portfolio..............................      36,675            --       (215,456)       (49,047)     (227,828)
DFA Global Real Estate Securities
  Portfolio..............................      50,562            --         (1,213)       598,569       647,918
DFA International Small Cap Value
  Portfolio..............................     145,020       182,535             --      1,198,732     1,526,287
International Vector Equity Portfolio....       5,489         5,715             --         74,001        85,205
World ex U.S. Value Portfolio............         758            --           (345)        (7,850)       (7,437)
World ex U.S. Targeted Value
  Portfolio..............................         154            --        (12,694)         8,504        (4,036)
World ex U.S. Core Equity Portfolio......       3,618            --         (9,432)       (56,640)      (62,454)
World Core Equity Portfolio..............         122           132             --         (7,477)       (7,223)

                                  Undistributed                                               Total Net
                                  Net Investment                                            Distributable
                                    Income and   Undistributed                 Unrealized     Earnings
                                    Short-Term     Long-Term   Capital Loss   Appreciation  (Accumulated
                                  Capital Gains  Capital Gains Carryforwards (Depreciation)    Losses)
                                  -------------- ------------- ------------- -------------- -------------
Selectively Hedged Global Equity
  Portfolio......................    $  5,273       $   620             --    $     6,326    $    12,219
Emerging Markets Portfolio.......      22,683            --      $(120,360)       455,503        357,826
Emerging Markets Small Cap
  Portfolio......................      49,581        36,695             --       (252,718)      (166,442)
Emerging Markets Value Portfolio.     177,986            --       (948,015)    (3,212,233)    (3,982,262)
Emerging Markets Core Equity
  Portfolio......................      69,033            --       (489,868)    (1,224,806)    (1,645,641)

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by these Portfolios after October 31, 2011 will not be subject to expiration and will retain their character as either short-term or long-term capital losses. In addition, such losses must be utilized prior to the losses incurred in the years preceding enactment. As of October 31, 2015, the Portfolios had the following capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates (amounts in thousands):

                                                                     Expires on October 31,
                                                    --------------------------------------------------------
                                                     2016     2017    2018    2019   2020 Unlimited  Total
                                                    ------- -------- ------- ------- ---- --------- --------
Enhanced U.S. Large Company Portfolio..............      --       --      --      --  --        --        --
U.S. Large Cap Equity Portfolio....................      --       --      --      --  --  $  1,351  $  1,351
U.S. Large Cap Value Portfolio.....................      --       --      --      --  --        --        --
U.S. Targeted Value Portfolio......................      --       --      --      --  --        --        --
U.S. Small Cap Value Portfolio.....................      --       --      --      --  --        --        --
U.S. Core Equity 1 Portfolio.......................      --       --      --      --  --        --        --
U.S. Core Equity 2 Portfolio.......................      --       --      --      --  --        --        --
U.S. Vector Equity Portfolio.......................      --       --      --      --  --        --        --
U.S. Small Cap Portfolio...........................      --       --      --      --  --        --        --
U.S. Micro Cap Portfolio...........................      --       --      --      --  --        --        --
DFA Real Estate Securities Portfolio...............      --       --      -- $19,021  --        --    19,021
Large Cap International Portfolio.................. $19,004 $135,393 $14,311  12,549  --    87,627   268,884
International Core Equity Portfolio................      --   53,176      --      --  --   243,475   296,651
International Small Company Portfolio..............      --       --      --      --  --        --        --
Japanese Small Company Portfolio...................  19,909   13,952  12,208   5,543  --        --    51,612
Asia Pacific Small Company Portfolio...............  16,317    8,261      --      --  --     9,216    33,794
United Kingdom Small Company Portfolio.............      --       --      --      --  --        --        --
Continental Small Company Portfolio................   4,536    7,224   5,252      --  --        --    17,012
DFA International Real Estate Securities Portfolio.  13,446   34,576  38,689  69,466  --    59,280   215,457
DFA Global Real Estate Securities Portfolio........      --       --     774      --  --       439     1,213
DFA International Small Cap Value Portfolio........      --       --      --      --  --        --        --
International Vector Equity Portfolio..............      --       --      --      --  --        --        --
World ex U.S. Value Portfolio......................      --       --      --     345  --        --       345
World ex U.S. Targeted Value Portfolio.............      --       --      --      --  --    12,694    12,694
World ex U.S. Core Equity Portfolio................      --       --      --      --  --     9,432     9,432
World Core Equity Portfolio........................      --       --      --      --  --        --        --
Selectively Hedged Global Equity Portfolio.........      --       --      --      --  --        --        --
Emerging Markets Portfolio.........................      --       --      --      --  --   120,360   120,360
Emerging Markets Small Cap Portfolio...............      --       --      --      --  --        --        --
Emerging Markets Value Portfolio...................      --       --      --      --  --   948,015   948,015
Emerging Markets Core Equity Portfolio.............   7,080   26,444      --      --  --   456,344   489,868

   During the year ended October 31, 2015, the Portfolios utilized the following capital loss carryforwards to offset realized capital gains for federal income tax purposes (amounts in thousands):

          DFA Real Estate Securities Portfolio............... $119,162
          Japanese Small Company Portfolio...................    7,558
          Continental Small Company Portfolio................    4,010
          DFA International Real Estate Securities Portfolio.       46
          World ex U.S. Value Portfolio......................    1,284

   At October 31, 2015, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                                               Net
                                                                                            Unrealized
                                                     Federal     Unrealized   Unrealized   Appreciation
                                                     Tax Cost   Appreciation Depreciation (Depreciation)
                                                    ----------- ------------ ------------ --------------
Enhanced U.S. Large Company Portfolio.............. $   254,451  $       99  $      (205)  $      (106)
U.S. Large Cap Equity Portfolio....................     702,331      62,658      (31,588)       31,070
U.S. Large Cap Value Portfolio.....................  11,374,302   4,499,044           --     4,499,044
U.S. Targeted Value Portfolio......................   7,515,260   1,615,681     (693,272)      922,409
U.S. Small Cap Value Portfolio.....................  11,049,862   3,443,849   (1,216,546)    2,227,303
U.S. Core Equity 1 Portfolio.......................  11,439,540   3,779,487     (504,472)    3,275,015
U.S. Core Equity 2 Portfolio.......................  12,873,905   4,739,713     (692,881)    4,046,832
U.S. Vector Equity Portfolio.......................   3,308,684   1,196,493     (265,162)      931,331
U.S. Small Cap Portfolio...........................  10,750,151   2,874,601     (817,072)    2,057,529
U.S. Micro Cap Portfolio...........................   4,503,908   1,849,153     (478,086)    1,371,067
DFA Real Estate Securities Portfolio...............   4,915,331   2,012,053     (124,820)    1,887,233
Large Cap International Portfolio..................   2,943,799     681,190     (309,452)      371,738
International Core Equity Portfolio................  14,878,358   2,409,610   (1,942,753)      466,857
International Small Company Portfolio..............   8,517,618     665,871           --       665,871
Japanese Small Company Portfolio...................     434,450      29,837           --        29,837
Asia Pacific Small Company Portfolio...............     246,500          --      (46,161)      (46,161)
United Kingdom Small Company Portfolio.............      25,260      10,385           --        10,385
Continental Small Company Portfolio................     246,497      31,566           --        31,566
DFA International Real Estate Securities Portfolio.   3,705,640     124,793     (173,705)      (48,912)
DFA Global Real Estate Securities Portfolio........   3,816,334     615,309      (16,740)      598,569
DFA International Small Cap Value Portfolio........  12,181,419   3,009,624   (1,811,126)    1,198,498
International Vector Equity Portfolio..............   1,627,747     283,325     (209,304)       74,021
World ex U.S. Value Portfolio......................     163,302          --       (7,838)       (7,838)
World ex U.S. Targeted Value Portfolio.............     231,309      12,875       (4,369)        8,506
World ex U.S. Core Equity Portfolio................   1,288,644      61,184     (117,810)      (56,626)
World Core Equity Portfolio........................     215,558         633       (8,110)       (7,477)
Selectively Hedged Global Equity Portfolio.........     228,343      11,344       (5,028)        6,316
Emerging Markets Portfolio.........................   3,865,581     455,620           --       455,620
Emerging Markets Small Cap Portfolio...............   5,106,524          --     (254,711)     (254,711)
Emerging Markets Value Portfolio...................  18,177,759          --   (3,223,820)   (3,223,820)
Emerging Markets Core Equity Portfolio.............  17,167,174   2,426,299   (3,650,692)   (1,224,393)

   The difference between book basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales and investments in passive foreign investment companies.

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed each Portfolio's tax positions and has concluded that no additional provision for income tax is required in any Portfolio's financial statements. No Portfolio is aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Portfolio's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Capital Share Transactions:

   The capital share transactions by class were as follows (amounts in thousands):

                                                             Year Ended             Year Ended
                                                           Oct. 31, 2015           Oct. 31,2014
                                                       ---------------------  ---------------------
                                                          Amount     Shares      Amount     Shares
                                                       -----------  --------  -----------  --------
U.S. Targeted Value Portfolio
Class R1 Shares
 Shares Issued........................................ $    32,126     1,408  $     9,171       406
 Shares Issued in Lieu of Cash Distributions..........       1,658        78          657        30
 Shares Redeemed......................................      (7,954)     (357)      (2,817)     (123)
                                                       -----------  --------  -----------  --------
Net Increase (Decrease) -- Class R1 Shares............ $    25,830     1,129  $     7,011       313
                                                       ===========  ========  ===========  ========
Class R2 Shares
 Shares Issued........................................ $    91,125     4,038  $    77,620     3,429
 Shares Issued in Lieu of Cash Distributions..........       4,855       231        1,832        84
 Shares Redeemed......................................     (35,030)   (1,563)     (21,767)     (957)
                                                       -----------  --------  -----------  --------
Net Increase (Decrease) -- Class R2 Shares............ $    60,950     2,706  $    57,685     2,556
                                                       ===========  ========  ===========  ========
Institutional Class Shares
 Shares Issued........................................ $ 2,738,417   122,334  $ 1,806,386    79,191
 Shares Issued in Lieu of Cash Distributions..........     299,961    14,250      268,683    12,353
 Shares Redeemed......................................  (1,098,528)  (49,444)    (897,338)  (39,462)
                                                       -----------  --------  -----------  --------
Net Increase (Decrease) -- Institutional Class Shares. $ 1,939,850    87,140  $ 1,177,731    52,082
                                                       ===========  ========  ===========  ========

Emerging Markets Value Portfolio
Class R2 Shares
 Shares Issued........................................ $    30,224     1,180  $    38,565     1,378
 Shares Issued in Lieu of Cash Distributions..........       1,822        79        3,524       126
 Shares Redeemed......................................     (36,071)   (1,484)     (43,702)   (1,563)
                                                       -----------  --------  -----------  --------
Net Increase (Decrease) -- Class R2 Shares............ $    (4,025)     (225) $    (1,613)      (59)
                                                       ===========  ========  ===========  ========
Institutional Class Shares
 Shares Issued........................................ $ 3,605,561   146,249  $ 3,218,550   115,620
 Shares Issued in Lieu of Cash Distributions..........     330,322    14,260      643,949    22,910
 Shares Redeemed......................................  (4,083,777) (163,185)  (3,445,026) (122,635)
                                                       -----------  --------  -----------  --------
Net Increase (Decrease) -- Institutional Class Shares. $  (147,894)   (2,676) $   417,473    15,895
                                                       ===========  ========  ===========  ========

   The Board of Directors of the Fund authorized the conversion of the Class R2 Shares of Emerging Markets Value Portfolio to the Class R2A Shares. The Class R2 Shares of Emerging Markets Value Portfolio ceased to be offered and available for purchase upon the close of business on December 3, 2010. Following the conversion, shareholders and investors purchased and redeemed Class R2A Shares of the Portfolio. The value of a shareholder's investment in the Portfolio was not impacted by the conversion, however, a shareholder received fewer Class R2A Shares than the number of Class R2 Shares held at the time of the conversion because the Class R2A Shares had a higher net asset value per share. Effective February 28, 2011, Class R2A Shares were renamed to Class R2 Shares.

   The per share data in the financial highlights prior to the year ended October 31, 2011 have been retroactively restated to reflect the conversion.

H. Financial Instruments:

   In accordance with the Portfolios' investment objectives and policies, the Portfolios may invest, either directly or indirectly through their investment in a corresponding Master Fund, in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolios may be inhibited.

Derivative Financial Instruments:

   Summarized below are the specific types of derivative instruments used by the Portfolios.

   2. Forward Currency Contracts: Enhanced U.S. Large Company Portfolio, International Equity Portfolios and Selectively Hedged Global Equity Portfolio may enter into forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk). The Enhanced U.S. Large Company Portfolio may also enter into forward currency contracts to transfer balances from one currency to another currency. The Selectively Hedged Global Equity Portfolio may hedge some or all of the currency exposure of its foreign securities by entering into forward currency contracts. The decision to hedge a Portfolio's currency exposure with respect to a foreign market will be based primarily on the Portfolio's existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Portfolio as an unrealized gain or loss, which is presented in the Statements of Operations as the change in unrealized appreciation or depreciation from translation of foreign currency denominated amounts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statements of Operations as a net realized gain or loss on foreign currency transactions. At October 31, 2015, Selectively Hedged Global Equity Portfolio had entered into the following contracts and the net unrealized foreign exchange gain (loss) is reflected in the accompanying financial statements (amounts in thousands):

Selectively Hedged Global Equity Portfolio*

                                                                                            Unrealized
                                                                                              Foreign
Settlement  Currency                                             Contract      Value at      Exchange
   Date     Amount**     Currency           Counterparty          Amount   October 31, 2015 Gain (Loss)
---------- ----------  ------------- --------------------------- --------  ---------------- -----------
 11/27/15      (9,018) Denmark Krone JP Morgan                   $ (1,341)     $ (1,331)       $ 10
 12/02/15     (19,485) Euro          State Street Bank and Trust  (21,479)      (21,435)         44
 12/02/15  (2,186,275) Japanese Yen  State Street Bank and Trust  (18,084)      (18,122)        (38)
 11/23/15     (19,022) Swedish Krona Citibank, N.A.                (2,294)       (2,227)         67
 11/25/15      (5,386) Swiss Franc   JP Morgan                     (5,477)       (5,452)         25
                                                                 --------      --------        ----
                                                                 $(48,675)     $(48,567)       $108
                                                                 ========      ========        ====

* During the year ended October 31, 2015, Selectively Hedged Global Equity Portfolio's average contract amount of forward currency contracts was $47,372 (in thousands).

**Positive Currency Amount represents a purchase contract and a Currency Amount in parentheses represents a sale contract.

   Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.

   3. Futures Contracts: Certain Portfolios may enter into futures contracts and options on futures contracts to adjust market exposure based on actual or expected cash inflows to or outflows from the Portfolios. Additionally, Enhanced U.S. Large Company Portfolio may also use stock index futures to hedge against changes in equity securities' prices and to gain exposure to the S&P 500 Index(R) in the normal course of pursuing its investment objective. The Selectively Hedged Global Equity Portfolio may also use futures contracts to hedge some or all of the currency exposure of its foreign securities. Upon entering into a futures contract, the Portfolios deposit cash or pledge U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Portfolios as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolios record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolios could lose more than the initial margin requirements. The Portfolios entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   At October 31, 2015, the following Portfolios had outstanding futures contracts (dollar amounts in thousands):

                                                  Expiration Number of  Contract Unrealized     Cash
                                Description          Date    Contracts*  Value   Gain (Loss) Collateral
                           -------------------    ---------- ---------- -------- ----------- ----------
Enhanced U.S. Large
  Company Portfolio....... S&P 500 Index(R)        12/17/15     392     $203,223   $  795         --
Selectively Hedged Global
  Equity Portfolio........ S&P 500 Emini Index(R)  12/18/15      94        9,746      752       $432
                                                                        --------   ------       ----
                                                                        $212,969   $1,547       $432
                                                                        ========   ======       ====

  Securities have been segregated as collateral for open futures contracts.

* During the year ended October 31, 2015, Enhanced U.S. Large Company Portfolio's and Selectively Hedged Global Equity Portfolio's average notional contract amount of outstanding futures contracts were $206,190 and $7,322 (in thousands), respectively.

   The following is a summary of the location of derivatives on the Portfolios' Statements of Assets and Liabilities as of October 31, 2015:

                                Location on the Statements of Assets and
                                              Liabilities
                           ---------------------------------------------------
 Derivative Type              Asset Derivatives        Liability Derivatives
 ---------------           ------------------------   ------------------------
 Foreign exchange          Unrealized Gain on         Unrealized Loss on
   contracts                 Forward Currency           Forward Currency
                             Contracts                  Contracts

 Equity contracts          Receivables: Futures
                             Margin Variation

   The following is a summary of the Portfolios' derivative instrument holdings categorized by primary risk exposure as of October 31, 2015 (amounts in thousands):

                                                  Asset Derivatives Value
                                            -----------------------------------
                                              Total Value     Foreign
                                                   at        Exchange   Equity
                                            October 31, 2015 Contracts Contracts
-                                           ---------------- --------- ---------
Enhanced U.S. Large Company Portfolio......       $795           --      $795*
Selectively Hedged Global Equity Portfolio.        898         $146       752*

                                                Liability Derivatives Value
                                            -----------------------------------
                                              Total Value     Foreign
                                                   at        Exchange   Equity
                                            October 31, 2015 Contracts Contracts
-                                           ---------------- --------- ---------
Selectively Hedged Global Equity Portfolio.       $(38)        $(38)       --

* Includes cumulative appreciation (depreciation) of futures contracts. Only current day's margin variation is reported within the Statements of Assets and Liabilities.

   The following is a summary of the location on the Portfolios' Statements of Operations of realized and change in unrealized gains and losses from the Portfolios' derivative instrument holdings through the year ended October 31, 2015 (amounts in thousands):

Derivative Type             Location of Gain (Loss) on Derivatives Recognized in Income
---------------             -----------------------------------------------------------
Foreign exchange contracts  Net Realized Gain (Loss) on: Foreign Currency Transactions
                            Change in Unrealized Appreciation (Depreciation) of:
                              Translation of Foreign Currency Denominated Amounts
Equity contracts            Net Realized Gain (Loss) on: Futures
                            Change in Unrealized Appreciation (Depreciation) of:
                              Futures

   The following is a summary of the realized and change in unrealized gains and losses from the Portfolios' derivative instrument holdings categorized by primary risk exposure through the year ended October 31, 2015 (amounts in thousands):

                                                   Realized Gain (Loss) on
                                                 Derivatives Recognized in Income
                                                 -------------------------------
                                                             Foreign
                                                            Exchange    Equity
                                                  Total     Contracts  Contracts
                                                  -------   ---------  ---------
   Enhanced U.S. Large Company Portfolio........ $15,988     $  616     $15,372
   U.S. Large Cap Equity Portfolio*.............     (12)        --         (12)
   U.S. Targeted Value Portfolio*...............    (296)        --        (296)
   U.S. Small Cap Value Portfolio*..............  (2,510)        --      (2,510)
   U.S. Core Equity 2 Portfolio*................   1,793         --       1,793
   U.S. Vector Equity Portfolio*................    (811)        --        (811)
   U.S. Micro Cap Portfolio**...................  (2,258)        --      (2,258)
   Large Cap International Portfolio*...........     769         --         769
   DFA International Small Cap Value Portfolio*.  (5,555)        --      (5,555)
   World ex U.S. Targeted Value Portfolio*......    (347)        --        (347)
   World ex U.S. Core Equity Portfolio*.........     172          1         171
   Selectively Hedged Global Equity Portfolio...   2,757      3,159        (402)

                                                     Change in Unrealized
                                                 Appreciation (Depreciation) on
                                                 Derivatives Recognized in Income
                                                 -------------------------------
                                                             Foreign
                                                            Exchange    Equity
                                                  Total     Contracts  Contracts
                                                  -------   ---------  ---------
   Enhanced U.S. Large Company Portfolio........ $(6,472)    $ (205)    $(6,267)
   Selectively Hedged Global Equity Portfolio...     171       (530)        701

* As of October 31, 2015, there were no futures contracts outstanding. During the year ended October 31, 2015, the Portfolios had limited activity in futures contracts.

**During the year ended October 31, 2015, U.S. Micro Cap Portfolio's average notional contract amount of outstanding futures contracts was $6,352 (in thousands).

Offsetting of Derivative Assets and Derivative Liabilities

   The following tables present the Portfolios' gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Portfolios as of October 31, 2015 (Amounts in thousands):

                                    Gross Amounts Not                                     Gross Amounts Not
                                 Offset in the Statements                              Offset in the Statements
                                of Assets and Liabilities                             of Assets and Liabilities
                                --------------------------                            --------------------------
                  Gross Amounts                    Cash                Gross Amounts                     Cash
                  of Recognized    Financial    Collateral    Net      of Recognized     Financial    Collateral    Net
Description        Assets (a)   Instruments (b)  Received  Amount (c) Liabilities (a) Instruments (d)  Pledged   Amount (e)
-----------       ------------- --------------- ---------- ---------- --------------- --------------- ---------- ----------
                                        Assets                                             Liabilities
                  --------------------------------------------------- -----------------------------------------------------
Selectively Hedged Global Equity Portfolio
Forward Currency
 Contracts.......     $146           $(38)          --        $108          $38            $(38)          --         --

(a)No amounts have been netted against the gross amounts recognized in the Statements of Assets and Liabilities.

(b)Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.

(c)Represents the net amount due from counterparties in the event of default.

(d)Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.

(e)Represents the net amount due to counterparties in the event of default.

NoteJ contains information regarding securities lending amounts that are subject to netting arrangements.

I. Line of Credit and Interfund Lending Program:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 1, 2015 with its domestic custodian bank. A line of credit with similar terms was in effect through March 31, 2015. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 30, 2016.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit with its international custodian bank effective January 9, 2015. A line of credit with similar terms was in effect through January 8, 2015. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 8, 2016.

   For the year ended October 31, 2015, borrowings by the Portfolios under the lines of credit were as follows (amounts in thousands, except percentages and days):

                                   Weighted      Weighted    Number of   Interest Maximum Amount
                                    Average    Average Loan     Days     Expense  Borrowed During
                                 Interest Rate   Balance    Outstanding* Incurred   The Period
                                 ------------- ------------ ------------ -------- ---------------
U.S. Large Cap Equity Portfolio.     0.87%       $ 1,775         25        $ 1        $11,995
U.S. Targeted Value Portfolio...     0.88%         6,572          6          1          9,772
U.S. Small Cap Value Portfolio..     0.84%        16,106          4          1         19,998
U.S. Core Equity 1 Portfolio....     0.88%        54,145          5          7         85,542
U.S. Core Equity 2 Portfolio....     0.88%           474          1         --            474
U.S. Vector Equity Portfolio....     0.88%         4,276         32          3          9,743

                                            Weighted      Weighted    Number of   Interest Maximum Amount
                                             Average    Average Loan     Days     Expense  Borrowed During
                                          Interest Rate   Balance    Outstanding* Incurred   The Period
                                          ------------- ------------ ------------ -------- ---------------
U.S. Small Cap Portfolio.................     0.87%       $11,063          7        $ 2       $ 29,254
U.S. Micro Cap Portfolio.................     0.88%         3,340         27          2         16,624
DFA Real Estate Securities Portfolio.....     0.88%        21,674         50         27        126,767
Large Cap International Portfolio........     0.88%         8,544         13          3         30,988
International Small Company Portfolio....     0.88%         7,600         14          3         23,012
DFA International Real Estate Securities
  Portfolio..............................     0.87%         9,037          7          2         37,185
DFA Global Real Estate Securities
  Portfolio..............................     0.87%         6,020          1         --          6,020
DFA International Small Cap Value
  Portfolio..............................     0.88%         5,943         14          2         29,110
International Vector Equity Portfolio....     0.88%         9,096         26          6         33,723
World ex U.S. Value Portfolio............     0.87%           137         55         --            575
World ex U.S. Targeted Value Portfolio...     0.88%         1,328         47          2          8,741
World ex U.S. Core Equity Portfolio......     0.87%         1,527          3         --          1,614
World Core Equity Portfolio..............     0.88%           158         22         --            883
Selectively Hedged Global Equity
  Portfolio..............................     0.89%         2,230          4         --          3,193
Emerging Markets Core Equity Portfolio...     0.76%        38,623         27         26        231,513

* Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2015, that each Portfolio's available line of credit was utilized.

   At October 31, 2015, World ex U.S. Value Portfolio had loans outstanding in the amount of $12 (in thousands).

   Pursuant to an exemptive order issued by the SEC (the "Order"), the Portfolios may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice.

   For the year ended October 31, 2015, activity by the Portfolios under the interfund lending program was as follows (amounts in thousands, except percentages and days):

                                            Weighted      Weighted    Number of   Interest  Maximum Amount
                              Borrower or    Average    Average Loan     Days     Expense/  Borrowed/Loaned
                                Lender    Interest Rate   Balance    Outstanding*  Income  During The Period
                              ----------- ------------- ------------ ------------ -------- -----------------
Emerging Markets Core Equity
  Portfolio..................  Borrower       0.49%       $304,214        4         $17        $311,958

* Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2015, that the Portfolio utilized an interfund loan.

   The Portfolios had no outstanding interfund loans as of October 31, 2015.

J. Affiliated Trades:

   Cross trades for the year ended October 31, 2015, if any, were executed by the Portfolios pursuant to procedures adopted by the Board of Directors of the Fund to ensure compliance with Rule 17a-7 under the Investment Company Act of 1940 (the "1940 Act"). Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment adviser (or affiliated investment advisers), common directors/trustees and/or common officers. At its regularly scheduled meetings, the Board reviews such transactions for compliance with the requirements and restrictions set forth by Rule 17a-7 under the 1940 Act.

   For the year ended October 31, 2015, cross trades by the Portfolios under Rule 17a-7 were as follows (amounts in thousands):

        Portfolio                                    Purchases  Sales
        ---------                                    --------- --------
        DFA Real Estate Securities Portfolio........ $    766  $ 93,185
        International Core Equity Portfolio.........  104,379        12
        Emerging Markets Core Equity Portfolio......    2,044       213
        DFA Global Real Estate Securities Portfolio.   95,016        --
        World ex U.S. Targeted Value Portfolio......    4,220        --
        U.S. Core Equity 1 Portfolio................  173,893    50,678
        U.S. Core Equity 2 Portfolio................  149,485    37,250
        International Vector Equity Portfolio.......    9,300    11,532
        Large Cap International Portfolio...........   11,026    13,287
        DFA International Small Cap Value Portfolio.   69,151   169,181
        U.S. Targeted Value Portfolio...............  125,939   134,815
        U.S. Vector Equity Portfolio................   37,056    43,979
        U.S. Small Cap Portfolio....................  102,692    60,286
        U.S. Small Cap Value Portfolio..............   31,225   290,146
        U.S. Micro Cap Portfolio....................   30,321    72,112
        World ex U.S. Core Equity Portfolio.........   11,256        44
        U.S. Large Cap Equity Portfolio.............   16,226    10,925

K. Securities Lending:

   As of October 31, 2015, some of the Portfolios had securities on loan to brokers/dealers, for which each such Portfolio received cash collateral. In addition, the following Portfolios received non-cash collateral consisting of short and/or long term U.S. government securities (amounts in thousands):

                                                               Market
                                                               Value
                                                              --------
          U.S. Large Cap Equity Portfolio.................... $  4,556
          U.S. Targeted Value Portfolio......................  263,396
          U.S. Small Cap Value Portfolio.....................  315,108
          U.S. Core Equity 1 Portfolio.......................  368,724
          U.S. Core Equity 2 Portfolio.......................  531,265
          U.S. Vector Equity Portfolio.......................  117,461
          U.S. Small Cap Portfolio...........................  156,455
          U.S. Micro Cap Portfolio...........................   64,402
          DFA Real Estate Securities Portfolio...............   99,650
          Large Cap International Portfolio..................    8,107
          International Core Equity Portfolio................   21,777
          DFA International Real Estate Securities Portfolio.    2,384
          DFA International Small Cap Value Portfolio........    8,028
          International Vector Equity Portfolio..............    3,036
          World ex U.S. Targeted Value Portfolio.............      868
          World ex U.S. Core Equity Portfolio................    6,157
          Emerging Markets Core Equity Portfolio.............  708,338

   Each Portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies,
(ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolio's collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, a Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

   Subject to their stated investment policies, each Portfolio will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Each Portfolio also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, each Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

L. Shareholder Servicing Fees:

   The Class R1 Shares pay a shareholder servicing fee in an amount up to 0.10% and Class R2 Shares pay a shareholder servicing fee in an amount up to 0.25% of their annual average net assets to compensate service agents that provide shareholder servicing, record keeping, account maintenance and other services to investors in U.S. Targeted Value Portfolio Class R1 and Class R2 Shares and Emerging Markets Value Portfolio Class R2 Shares.

M. Indemnitees; Contractual Obligations:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

N. In-Kind Redemptions:

   In accordance with guidelines described in the Portfolios' prospectus, the Portfolios may distribute portfolio securities rather than cash as payment for a redemption of fund shares (in-kind redemption). For financial reporting purposes, a Portfolio recognizes a gain on in-kind redemptions to the extent the value of the distributed securities on the date of redemption exceed the cost of those securities and a loss on in-kind redemptions to the extent the cost of the distributed securities on the date of redemption exceeds the value of those securities. Gains and losses realized on in-kind redemptions generally are not recognized for tax purposes and are reclassified from undistributed realized gain (loss) to paid-in capital.

   During the year ended October 31, 2015, the Portfolios' realized net gains on in-kind redemptions as follows:

                 U.S. Large Cap Equity Portfolio...... $ 10,024
                 U.S. Small Cap Value Portfolio.......   12,630
                 U.S. Core Equity 1 Portfolio.........   48,790
                 U.S. Small Cap Portfolio.............   28,254
                 U.S. Micro Cap Portfolio.............   12,861
                 DFA Real Estate Securities Portfolio.  258,319
                 Large Cap International Portfolio....   33,199

             International Core Equity Portfolio......... $163,544
             DFA International Small Cap Value Portfolio.  193,547
             International Vector Equity Portfolio.......   10,623
             Emerging Markets Core Equity Portfolio......   29,647

O. Other:

   At October 31, 2015, the following number of shareholders held the following approximate percentages of the stated Portfolios' outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

                                                                                   Approximate
                                                                                    Percentage
                                                                      Number of   of Outstanding
                                                                     Shareholders     Shares
                                                                     ------------ --------------
Enhanced U.S. Large Company Portfolio -- Institutional Class
  Shares............................................................      4             75%
U.S. Large Cap Equity Portfolio -- Institutional Class Shares.......      3             95%
U.S. Large Cap Value Portfolio -- Institutional Class Shares........      3             72%
U.S. Targeted Value Portfolio -- Class R1 Shares....................      4             85%
U.S. Targeted Value Portfolio -- Class R2 Shares....................      6             81%
U.S. Targeted Value Portfolio -- Institutional Class Shares.........      3             59%
U.S. Small Cap Value Portfolio -- Institutional Class Shares........      3             58%
U.S. Core Equity 1 Portfolio -- Institutional Class Shares..........      5             77%
U.S. Core Equity 2 Portfolio -- Institutional Class Shares..........      6             84%
U.S. Vector Equity Portfolio -- Institutional Class Shares..........      5             93%
U.S. Small Cap Portfolio -- Institutional Class Shares..............      3             50%
U.S. Micro Cap Portfolio -- Institutional Class Shares..............      5             77%
DFA Real Estate Securities Portfolio -- Institutional Class Shares..      4             82%
Large Cap International Portfolio -- Institutional Class Shares.....      3             67%
International Core Equity Portfolio.................................      4             72%
Japanese Small Company Portfolio -- Institutional Class Shares......      4             86%
Asia Pacific Small Company Portfolio -- Institutional Class
  Shares............................................................      3             86%
United Kingdom Small Company Portfolio -- Institutional Class
  Shares............................................................      4             91%
Continental Small Company Portfolio -- Institutional Class
  Shares............................................................      5             96%
DFA International Real Estate Securities Portfolio -- Institutional
  Class Shares......................................................      4             92%
DFA Global Real Estate Securities Portfolio -- Institutional Class
  Shares............................................................      3             77%
DFA International Small Cap Value Portfolio -- Institutional Class
  Shares............................................................      3             61%
International Vector Equity Portfolio -- Institutional Class
  Shares............................................................      4             91%
World ex U.S. Value Portfolio -- Institutional Class Shares.........      7             93%
World ex U.S. Targeted Value Portfolio -- Institutional Class
  Shares............................................................      3             98%
World ex U.S. Core Equity Portfolio -- Institutional Class Shares...      4             86%
Selectively Hedged Global Equity Portfolio -- Institutional Class
  Shares............................................................      3             88%
Emerging Markets Portfolio -- Institutional Class Shares............      4             69%

                                                                              Approximate
                                                                               Percentage
                                                                 Number of   of Outstanding
                                                                Shareholders     Shares
                                                                ------------ --------------
Emerging Markets Small Cap Portfolio -- Institutional Class
  Shares.......................................................      4             56%
Emerging Markets Value Portfolio -- Class R2 Shares............      2             82%
Emerging Markets Value Portfolio -- Institutional Class Shares.      2             32%
Emerging Markets Core Equity Portfolio -- Institutional Class
  Shares.......................................................      3             61%

   The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, described below, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buyout transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

   The U.S. Large Cap Value Series has been named as a defendant in a multi-district litigation pending in the United States District Court for the Southern District of New York (the "Court"), captioned In re Tribune Company Fraudulent Conveyance Litigation, No. 11-MD-2296-RJS (the "Tribune MDL"). The Tribune MDL arises from the 2007 leveraged buyout of The Tribune Company ("Tribune") (the "LBO") and Tribune's subsequent bankruptcy and reorganization. In connection with the LBO, thousands of Tribune shareholders, including the U.S. Large Cap Value Series, sold Tribune shares back to Tribune for $34 per share. The Tribune MDL includes a series of lawsuits brought by individual creditors of Tribune (the "Individual Creditor Actions") and a lawsuit brought by a court-appointed trustee on behalf of the committee of unsecured creditors of Tribune (the "Committee Action," and with the Individual Creditor Actions, collectively referred to as the "Lawsuits"). The Lawsuits seek to unwind the LBO stock repurchases as fraudulent transfers and recover the stock repurchase proceeds paid to the Tribune shareholders who participated in the LBO. On September 23, 2013, the Court entered an order dismissing the Individual Creditor Actions in their entirety on the grounds that the individual creditor plaintiffs lack standing to pursue their claims. The Court's dismissal order is on appeal to the Second Circuit. Oral argument on the appeal was held on November 5, 2014, and the parties await the Second Circuit's ruling. The Committee Action remains pending, and a motion to dismiss on behalf of all shareholder defendants in the Committee Action was filed on May 23, 2014. The motion to dismiss is fully-briefed, and the parties await the scheduling of oral argument on the motion. The Committee Action is stayed pending the disposition of the motion to dismiss.

   Litigation counsel to The U.S. Large Cap Value Series in the Lawsuits has advised management that it does not believe that it is possible, at this early stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The U.S. Large Cap Value Series arising from the Lawsuits. Until The U.S. Large Cap Value Series can do so, no reduction of the net asset value of The U.S. Large Cap Value Series will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery the plaintiffs seek, the amount would be less than 1% of The U.S. Large Cap Value Series' net asset value at this time.

   The U.S. Large Cap Value Series also cannot quantify the cost of the Lawsuits that could potentially be deducted from its net asset value. Therefore, at this time, those investors buying or redeeming shares of The U.S. Large Cap Value Series will pay or receive, as the case may be, a price based on the net asset value of The U.S. Large Cap Value Series, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be taken as expenses by The U.S. Large Cap Value Series as incurred and in a manner similar to any other expense incurred by The U.S. Large Cap Value Series.

P. Subsequent Event Evaluations:

   Management has evaluated the impact of all subsequent events on the Portfolios and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of DFA Investment Dimensions Group Inc. and Shareholders of the Portfolios, as defined:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments/summary schedules of portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Enhanced U.S. Large Company Portfolio, U.S. Large Cap Equity Portfolio, U.S. Large Cap Value Portfolio, U.S. Targeted Value Portfolio, U.S. Small Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Small Cap Portfolio, U.S. Micro Cap Portfolio, DFA Real Estate Securities Portfolio, Large Cap International Portfolio, International Core Equity Portfolio, International Small Company Portfolio, Japanese Small Company Portfolio, Asia Pacific Small Company Portfolio, United Kingdom Small Company Portfolio, Continental Small Company Portfolio, DFA International Real Estate Securities Portfolio, DFA Global Real Estate Securities Portfolio, DFA International Small Cap Value Portfolio, International Vector Equity Portfolio, World ex U.S. Value Portfolio, World ex U.S. Targeted Value Portfolio, World ex U.S. Core Equity Portfolio, World Core Equity Portfolio, Selectively Hedged Global Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Small Cap Portfolio, Emerging Markets Value Portfolio and Emerging Markets Core Equity Portfolio (constituting portfolios within DFA Investment Dimensions Group Inc., hereafter referred to as the "Portfolios") at October 31, 2015, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolios' management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2015 by correspondence with the custodians, brokers and the transfer agents of the investee funds, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 18, 2015

                      RESULTS OF THE SHAREHOLDER MEETING

                                  (Unaudited)

On May 8, 2015 and June 10, 2015, DFA Investment Dimensions Group Inc. ("DFAIDG") held a Special Joint Meeting of Shareholders for the purpose of voting on several proposals affecting DFAIDG and the Portfolios, including, among other items, the election of Directors, the approval of an updated investment management agreement, and the amendment of certain fundamental investment limitations. The shareholders of the Portfolios approved each of the applicable proposals for DFAIDG and the Portfolios presented at the Meeting. Listed below are the voting results from the Meeting. Please note that not all Proposals presented at the Meeting were voted on by each Portfolio. Additionally, the Proposal numbers reflected below correlate to the Proposal numbers presented for vote at the Meeting.

DFAIDG

Proposal 1: Election of Directors/Trustees*

                                            % Voted % FOR              % Voted  % WITHHOLD
                                   FOR        FOR   of O/S  WITHHOLD   WITHHOLD   of O/S
                              ------------- ------- ------ ----------- -------- ----------
(a) David G. Booth........... 9,813,303,615 98.22%  63.03% 178,323,699  1.78%     1.15%
(b) George M. Constantinides. 9,825,715,266 98.34%  63.11% 165,912,043  1.66%     1.07%
(c) John P. Gould............ 9,821,346,669 98.30%  63.09% 170,280,645  1.70%     1.09%
(d) Roger G. Ibbotson........ 9,825,084,982 98.33%  63.11% 166,542,033  1.67%     1.07%
(e) Edward P. Lazear......... 9,824,635,836 98.33%  63.11% 166,991,519  1.67%     1.07%
(f) Eduardo A. Repetto....... 9,836,468,256 98.45%  63.18% 155,159,090  1.55%     1.00%
(g) Myron S. Scholes......... 9,816,729,833 98.25%  63.06% 174,897,480  1.75%     1.12%
(h) Abbie J. Smith........... 9,806,645,531 98.15%  62.99% 184,978,779  1.85%     1.19%

*  Results are for all Portfolios within DFAIDG

Asia Pacific Small Company Portfolio

Proposal 1: Election of Directors/Trustees

                                         % Voted % FOR           % Voted  % WITHHOLD
                                 FOR       FOR   of O/S WITHHOLD WITHHOLD   of O/S
                              ---------- ------- ------ -------- -------- ----------
(a) David G. Booth........... 11,639,893 99.82%  92.04%  21,538   0.18%     0.17%
(b) George M. Constantinides. 11,644,232 99.85%  92.08%  17,198   0.15%     0.14%
(c) John P. Gould............ 11,641,603 99.83%  92.06%  19,828   0.17%     0.16%
(d) Roger G. Ibbotson........ 11,640,265 99.82%  92.05%  21,166   0.18%     0.17%
(e) Edward P. Lazear......... 11,634,513 99.77%  92.00%  26,917   0.23%     0.21%
(f) Eduardo A. Repetto....... 11,629,958 99.73%  91.96%  31,471   0.27%     0.25%
(g) Myron S. Scholes......... 11,644,232 99.85%  92.08%  17,198   0.15%     0.14%
(h) Abbie J. Smith........... 11,619,829 99.64%  91.88%  41,601   0.36%     0.33%

Proposal 2: Approval of a "Manager of Managers" Structure

            % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN  Broker   % Broker
FOR           FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S   Non-Vote  Non-Vote
---         ------- ------ ------- ------- --------- ------- ------- --------- --------- --------
10,344,349  88.71%  81.80% 18,073   0.15%    0.14%   28,024   0.24%    0.22%   1,270,985  10.90%

Proposal 4: Approval of an Updated Investment Management Agreement with Dimensional Fund Advisors LP

            % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN  Broker   % Broker
FOR           FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S   Non-Vote  Non-Vote
---         ------- ------ ------- ------- --------- ------- ------- --------- --------- --------
10,358,228  88.82%  81.91%  3,954   0.03%    0.03%   28,264   0.24%    0.22%   1,270,984  10.90%

Proposal 5: Approval of an Amendment to the Fundamental Investment Limitation Regarding Investment in Commodities

            % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN  Broker   % Broker
FOR           FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S   Non-Vote  Non-Vote
---         ------- ------ ------- ------- --------- ------- ------- --------- --------- --------
10,344,214  88.70%  81.80% 10,804   0.09%    0.09%   35,427   0.30%    0.28%   1,270,985  10.90%

Proposal 7: Election of Trustees of Master Fund

                                         % Voted % FOR           % Voted  % WITHHOLD
                                 FOR       FOR   of O/S WITHHOLD WITHHOLD   of O/S
                              ---------- ------- ------ -------- -------- ----------
(a) David G. Booth........... 11,605,130 99.52%  91.77%  56,301   0.48%     0.45%
(b) George M. Constantinides. 11,609,469 99.55%  91.80%  51,961   0.45%     0.41%
(c) John P. Gould............ 11,609,469 99.55%  91.80%  51,961   0.45%     0.41%
(d) Roger G. Ibbotson........ 11,609,469 99.55%  91.80%  51,961   0.45%     0.41%
(e) Edward P. Lazear......... 11,575,016 99.26%  91.53%  86,414   0.74%     0.68%
(f) Eduardo A. Repetto....... 11,575,016 99.26%  91.53%  86,414   0.74%     0.68%
(g) Myron S. Scholes......... 11,580,590 99.31%  91.57%  80,839   0.69%     0.64%
(h) Abbie J. Smith........... 11,581,929 99.32%  91.58%  79,501   0.68%     0.63%

Proposal 8: Approval of a "Manager of Managers" Structure for Master Fund

            % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN  Broker   % Broker
FOR           FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S   Non-Vote  Non-Vote
---         ------- ------ ------- ------- --------- ------- ------- --------- --------- --------
10,338,848  88.66%  81.75% 23,574   0.20%    0.19%   28,024   0.24%    0.22%   1,270,984  10.90%

Proposal 9: Approval of an Updated Investment Management Agreement Between Dimensional Fund Advisors LP and Master Fund

            % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN  Broker   % Broker
FOR           FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S   Non-Vote  Non-Vote
---         ------- ------ ------- ------- --------- ------- ------- --------- --------- --------
10,346,245  88.72%  81.81% 15,759   0.14%    0.12%   28,441   0.24%    0.22%   1,270,985  10.90%

Proposal 10: Approval of an Amendment to the Fundamental Investment Limitation Regarding Investment in Commodities of Master Fund

            % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN  Broker   % Broker
FOR           FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S   Non-Vote  Non-Vote
---         ------- ------ ------- ------- --------- ------- ------- --------- --------- --------
10,336,271  88.64%  81.73% 18,747   0.16%    0.15%   35,427   0.30%    0.28%   1,270,985  10.90%

Continental Small Company Portfolio

Proposal 1: Election of Directors/Trustees

                                        % Voted % FOR           % Voted  % WITHHOLD
                                 FOR      FOR   of O/S WITHHOLD WITHHOLD   of O/S
                              --------- ------- ------ -------- -------- ----------
(a) David G. Booth........... 8,441,688 99.64%  78.17%  30,293   0.36%     0.28%
(b) George M. Constantinides. 8,422,910 99.42%  78.00%  49,071   0.58%     0.45%
(c) John P. Gould............ 8,437,206 99.59%  78.13%  34,775   0.41%     0.32%
(d) Roger G. Ibbotson........ 8,437,206 99.59%  78.13%  34,775   0.41%     0.32%
(e) Edward P. Lazear......... 8,429,351 99.50%  78.06%  42,630   0.50%     0.39%
(f) Eduardo A. Repetto....... 8,413,116 99.31%  77.91%  58,865   0.69%     0.55%
(g) Myron S. Scholes......... 8,437,206 99.59%  78.13%  34,775   0.41%     0.32%
(h) Abbie J. Smith........... 8,444,227 99.67%  78.20%  27,754   0.33%     0.26%

Proposal 2: Approval of a "Manager of Managers" Structure

           % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN  Broker   % Broker
FOR          FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S   Non-Vote  Non-Vote
---        ------- ------ ------- ------- --------- ------- ------- --------- --------- --------
6,371,613  75.21%  59.00% 20,656   0.24%    0.19%   16,634   0.20%    0.15%   2,063,078  24.35%

Proposal 4: Approval of an Updated Investment Management Agreement with Dimensional Fund Advisors LP

           % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN  Broker   % Broker
FOR          FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S   Non-Vote  Non-Vote
---        ------- ------ ------- ------- --------- ------- ------- --------- --------- --------
6,387,842  75.40%  59.15%  4,425   0.05%    0.04%   16,634   0.20%    0.15%   2,063,080  24.35%

Proposal 5: Approval of an Amendment to the Fundamental Investment Limitation Regarding Investment in Commodities

           % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN  Broker   % Broker
FOR          FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S   Non-Vote  Non-Vote
---        ------- ------ ------- ------- --------- ------- ------- --------- --------- --------
6,366,860  75.15%  58.96% 11,307   0.13%    0.10%   30,732   0.36%    0.28%   2,063,082  24.35%

Proposal 7: Election of Trustees of Master Fund

                                        % Voted % FOR           % Voted  % WITHHOLD
                                 FOR      FOR   of O/S WITHHOLD WITHHOLD   of O/S
                              --------- ------- ------ -------- -------- ----------
(a) David G. Booth........... 8,437,994 99.60%  78.14%  33,987   0.40%     0.31%
(b) George M. Constantinides. 8,419,216 99.38%  77.96%  52,765   0.62%     0.49%
(c) John P. Gould............ 8,437,994 99.60%  78.14%  33,987   0.40%     0.31%
(d) Roger G. Ibbotson........ 8,437,994 99.60%  78.14%  33,987   0.40%     0.31%
(e) Edward P. Lazear......... 8,425,658 99.45%  78.02%  46,323   0.55%     0.43%
(f) Eduardo A. Repetto....... 8,409,422 99.26%  77.87%  62,559   0.74%     0.58%
(g) Myron S. Scholes......... 8,437,994 99.60%  78.14%  33,987   0.40%     0.31%
(h) Abbie J. Smith........... 8,440,533 99.63%  78.16%  31,449   0.37%     0.29%

Proposal 8: Approval of a "Manager of Managers" Structure for Master Fund

           % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN  Broker   % Broker
FOR          FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S   Non-Vote  Non-Vote
---        ------- ------ ------- ------- --------- ------- ------- --------- --------- --------
6,369,238  75.18%  58.98% 22,696   0.27%    0.21%   16,970   0.20%    0.16%   2,063,077  24.35%

Proposal 9: Approval of an Updated Investment Management Agreement Between Dimensional Fund Advisors LP and Master Fund

           % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN  Broker   % Broker
FOR          FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S   Non-Vote  Non-Vote
---        ------- ------ ------- ------- --------- ------- ------- --------- --------- --------
6,382,228  75.33%  59.10%  9,706   0.11%    0.09%   16,970   0.20%    0.16%   2,063,078  24.35%

Proposal 10: Approval of an Amendment to the Fundamental Investment Limitation Regarding Investment in Commodities of Master Fund

           % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN  Broker   % Broker
FOR          FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S   Non-Vote  Non-Vote
---        ------- ------ ------- ------- --------- ------- ------- --------- --------- --------
6,365,260  75.13%  58.94% 12,794   0.15%    0.12%   30,846   0.36%    0.29%   2,063,081  24.35%

DFA Global Real Estate Securities Portfolio

Proposal 1: Election of Directors/Trustees

                                          % Voted % FOR            % Voted  % WITHHOLD
                                  FOR       FOR   of O/S WITHHOLD  WITHHOLD   of O/S
                              ----------- ------- ------ --------- -------- ----------
(a) David G. Booth........... 196,334,605 98.51%  56.80% 2,972,544  1.49%     0.86%
(b) George M. Constantinides. 196,344,233 98.51%  56.81% 2,962,916  1.49%     0.86%
(c) John P. Gould............ 196,145,844 98.41%  56.75% 3,161,305  1.59%     0.91%
(d) Roger G. Ibbotson........ 196,217,006 98.45%  56.77% 3,089,843  1.55%     0.89%
(e) Edward P. Lazear......... 196,317,237 98.50%  56.80% 2,989,922  1.50%     0.87%
(f) Eduardo A. Repetto....... 196,341,045 98.51%  56.80% 2,966,104  1.49%     0.86%
(g) Myron S. Scholes......... 196,199,379 98.44%  56.76% 3,107,770  1.56%     0.90%
(h) Abbie J. Smith........... 196,341,527 98.51%  56.81% 2,962,622  1.49%     0.86%

Proposal 2: Approval of a "Manager of Managers" Structure

             % Voted % FOR            % Voted % AGAINST           % Voted % ABSTAIN   Broker   % Broker
FOR            FOR   of O/S  AGAINST  AGAINST  of O/S    ABSTAIN  ABSTAIN  of O/S    Non-Vote  Non-Vote
---          ------- ------ --------- ------- --------- --------- ------- --------- ---------- --------
157,279,926  78.91%  45.50% 1,641,318  0.82%    0.47%   2,488,787  1.25%    0.72%   37,897,118  19.01%

Proposal 4: Approval of an Updated Investment Management Agreement with Dimensional Fund Advisors LP

             % Voted % FOR            % Voted % AGAINST           % Voted % ABSTAIN   Broker   % Broker
FOR            FOR   of O/S  AGAINST  AGAINST  of O/S    ABSTAIN  ABSTAIN  of O/S    Non-Vote  Non-Vote
---          ------- ------ --------- ------- --------- --------- ------- --------- ---------- --------
157,824,666  79.19%  45.66% 1,109,781  0.56%    0.32%   2,475,590  1.24%    0.72%   37,897,118  19.01%

Proposal 5: Approval of an Amendment to the Fundamental Investment Limitation Regarding Investment in Commodities

             % Voted % FOR            % Voted % AGAINST           % Voted % ABSTAIN   Broker   % Broker
FOR            FOR   of O/S  AGAINST  AGAINST  of O/S    ABSTAIN  ABSTAIN  of O/S    Non-Vote  Non-Vote
---          ------- ------ --------- ------- --------- --------- ------- --------- ---------- --------
157,349,082  78.95%  45.52% 1,514,657  0.76%    0.44%   2,546,296  1.28%    0.74%   37,897,118  19.01%

DFA International Real Estate Securities Portfolio

Proposal 1: Election of Directors/Trustees

                                          % Voted % FOR             % Voted  % WITHHOLD
                                  FOR       FOR   of O/S  WITHHOLD  WITHHOLD   of O/S
                              ----------- ------- ------ ---------- -------- ----------
(a) David G. Booth........... 561,678,588 95.77%  93.60% 24,793,023  4.23%     4.13%
(b) George M. Constantinides. 561,981,532 95.82%  93.65% 24,490,079  4.18%     4.08%
(c) John P. Gould............ 560,888,867 95.64%  93.47% 25,582,744  4.36%     4.26%
(d) Roger G. Ibbotson........ 561,794,150 95.79%  93.62% 24,677,461  4.21%     4.11%
(e) Edward P. Lazear......... 561,973,443 95.82%  93.65% 24,498,168  4.18%     4.08%
(f) Eduardo A. Repetto....... 561,922,004 95.81%  93.64% 24,549,607  4.19%     4.09%
(g) Myron S. Scholes......... 560,031,549 95.49%  93.33% 26,440,062  4.51%     4.41%
(h) Abbie J. Smith........... 560,547,754 95.58%  93.41% 25,923,857  4.42%     4.32%

Proposal 2: Approval of a "Manager of Managers" Structure

             % Voted % FOR             % Voted % AGAINST           % Voted % ABSTAIN   Broker    % Broker
FOR            FOR   of O/S  AGAINST   AGAINST  of O/S    ABSTAIN  ABSTAIN  of O/S    Non-Vote   Non-Vote
---          ------- ------ ---------- ------- --------- --------- ------- --------- ----------- --------
395,312,237  67.41%  65.88% 13,375,891  2.28%    2.23%   1,329,601  0.23%    0.22%   176,453,881  30.09%

Proposal 4: Approval of an Updated Investment Management Agreement with Dimensional Fund Advisors LP

             % Voted % FOR            % Voted % AGAINST         % Voted % ABSTAIN   Broker    % Broker
FOR            FOR   of O/S  AGAINST  AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S    Non-Vote   Non-Vote
---          ------- ------ --------- ------- --------- ------- ------- --------- ----------- --------
407,779,823  69.53%  67.96% 1,958,803  0.33%    0.33%   916,453  0.16%    0.15%   176,453,881  30.09%

Proposal 5: Approval of an Amendment to the Fundamental Investment Limitation Regarding Investment in Commodities

             % Voted % FOR            % Voted % AGAINST           % Voted % ABSTAIN   Broker    % Broker
FOR            FOR   of O/S  AGAINST  AGAINST  of O/S    ABSTAIN  ABSTAIN  of O/S    Non-Vote   Non-Vote
---          ------- ------ --------- ------- --------- --------- ------- --------- ----------- --------
401,838,344  68.52%  66.97% 7,626,240  1.30%    1.27%   1,024,231  0.17%    0.17%   176,453,881  30.09%

DFA International Small Cap Value Portfolio

Proposal 1: Election of Directors/Trustees

                                          % Voted % FOR             % Voted  % WITHHOLD
                                  FOR       FOR   of O/S  WITHHOLD  WITHHOLD   of O/S
                              ----------- ------- ------ ---------- -------- ----------
(a) David G. Booth........... 427,156,861 98.85%  67.25%  4,980,197  1.15%     0.78%
(b) George M. Constantinides. 422,926,419 97.87%  66.58%  9,210,639  2.13%     1.45%
(c) John P. Gould............ 422,857,346 97.85%  66.57%  9,279,712  2.15%     1.46%
(d) Roger G. Ibbotson........ 422,925,804 97.87%  66.58%  9,211,254  2.13%     1.45%
(e) Edward P. Lazear......... 426,983,290 98.81%  67.22%  5,153,768  1.19%     0.81%
(f) Eduardo A. Repetto....... 427,862,025 99.01%  67.36%  4,275,032  0.99%     0.67%
(g) Myron S. Scholes......... 422,222,885 97.71%  66.47%  9,914,173  2.29%     1.56%
(h) Abbie J. Smith........... 422,043,801 97.66%  66.44% 10,093,257  2.34%     1.59%

Proposal 2: Approval of a "Manager of Managers" Structure

             % Voted % FOR            % Voted % AGAINST           % Voted % ABSTAIN   Broker   % Broker
FOR            FOR   of O/S  AGAINST  AGAINST  of O/S    ABSTAIN  ABSTAIN  of O/S    Non-Vote  Non-Vote
---          ------- ------ --------- ------- --------- --------- ------- --------- ---------- --------
356,776,802  82.56%  56.17% 1,961,095  0.45%    0.31%   2,775,227  0.64%    0.44%   70,623,934  16.34%

Proposal 4: Approval of an Updated Investment Management Agreement with Dimensional Fund Advisors LP

             % Voted % FOR            % Voted % AGAINST           % Voted % ABSTAIN   Broker   % Broker
FOR            FOR   of O/S  AGAINST  AGAINST  of O/S    ABSTAIN  ABSTAIN  of O/S    Non-Vote  Non-Vote
---          ------- ------ --------- ------- --------- --------- ------- --------- ---------- --------
351,259,092  81.28%  55.30% 7,515,999  1.74%    1.18%   2,738,029  0.63%    0.43%   70,623,934  16.34%

Proposal 5: Approval of an Amendment to the Fundamental Investment Limitation Regarding Investment in Commodities

             % Voted % FOR            % Voted % AGAINST            % Voted % ABSTAIN   Broker   % Broker
FOR            FOR   of O/S  AGAINST  AGAINST  of O/S    ABSTAIN   ABSTAIN  of O/S    Non-Vote  Non-Vote
---          ------- ------ --------- ------- --------- ---------- ------- --------- ---------- --------
341,377,618  79.00%  53.74% 7,915,885  1.83%    1.25%   12,219,623  2.83%    1.92%   70,623,934  16.34%

DFA Real Estate Securities Portfolio

Proposal 1: Election of Directors/Trustees

                                          % Voted % FOR            % Voted  % WITHHOLD
                                  FOR       FOR   of O/S WITHHOLD  WITHHOLD   of O/S
                              ----------- ------- ------ --------- -------- ----------
(a) David G. Booth........... 191,920,682 98.83%  91.83% 2,264,670  1.17%     1.08%
(b) George M. Constantinides. 191,902,366 98.82%  91.83% 2,282,986  1.18%     1.09%
(c) John P. Gould............ 191,763,038 98.75%  91.76% 2,422,314  1.25%     1.16%
(d) Roger G. Ibbotson........ 191,825,358 98.78%  91.79% 2,359,995  1.22%     1.13%
(e) Edward P. Lazear......... 191,902,512 98.82%  91.83% 2,282,840  1.18%     1.09%
(f) Eduardo A. Repetto....... 191,928,738 98.84%  91.84% 2,256,615  1.16%     1.08%
(g) Myron S. Scholes......... 191,780,253 98.76%  91.77% 2,405,100  1.24%     1.15%
(h) Abbie J. Smith........... 191,898,940 98.82%  91.82% 2,286,412  1.18%     1.09%

Proposal 4: Approval of an Updated Investment Management Agreement with Dimensional Fund Advisors LP

             % Voted % FOR          % Voted % AGAINST           % Voted % ABSTAIN   Broker   % Broker
FOR            FOR   of O/S AGAINST AGAINST  of O/S    ABSTAIN  ABSTAIN  of O/S    Non-Vote  Non-Vote
---          ------- ------ ------- ------- --------- --------- ------- --------- ---------- --------
119,145,720  61.36%  57.01% 630,060  0.32%    0.30%   1,088,788  0.56%    0.52%   73,320,785  37.76%

Proposal 5: Approval of an Amendment to the Fundamental Investment Limitation Regarding Investment in Commodities

             % Voted % FOR            % Voted % AGAINST           % Voted % ABSTAIN   Broker   % Broker
FOR            FOR   of O/S  AGAINST  AGAINST  of O/S    ABSTAIN  ABSTAIN  of O/S    Non-Vote  Non-Vote
---          ------- ------ --------- ------- --------- --------- ------- --------- ---------- --------
118,519,077  61.03%  56.71% 1,149,844  0.59%    0.55%   1,195,649  0.62%    0.57%   73,320,785  37.76%

Emerging Markets Core Equity Portfolio

Proposal 1: Election of Directors/Trustees

                                          % Voted % FOR            % Voted  % WITHHOLD
                                  FOR       FOR   of O/S WITHHOLD  WITHHOLD   of O/S
                              ----------- ------- ------ --------- -------- ----------
(a) David G. Booth........... 512,759,977 98.37%  62.55% 8,516,861  1.63%     1.04%
(b) George M. Constantinides. 515,089,575 98.81%  62.83% 6,187,264  1.19%     0.75%
(c) John P. Gould............ 514,911,112 98.78%  62.81% 6,365,726  1.22%     0.78%
(d) Roger G. Ibbotson........ 515,017,546 98.80%  62.82% 6,259,293  1.20%     0.76%
(e) Edward P. Lazear......... 513,759,991 98.56%  62.67% 7,516,848  1.44%     0.92%
(f) Eduardo A. Repetto....... 517,616,872 99.30%  63.14% 3,659,966  0.70%     0.45%
(g) Myron S. Scholes......... 514,411,933 98.68%  62.75% 6,864,906  1.32%     0.84%
(h) Abbie J. Smith........... 513,816,585 98.57%  62.67% 7,460,253  1.43%     0.91%

Proposal 2: Approval of a "Manager of Managers" Structure

             % Voted % FOR            % Voted % AGAINST           % Voted % ABSTAIN   Broker    % Broker
FOR            FOR   of O/S  AGAINST  AGAINST  of O/S    ABSTAIN  ABSTAIN  of O/S    Non-Vote   Non-Vote
---          ------- ------ --------- ------- --------- --------- ------- --------- ----------- --------
404,285,402  77.56%  49.31% 1,302,733  0.25%    0.16%   2,940,754  0.56%    0.36%   112,747,949  21.63%

Proposal 4: Approval of an Updated Investment Management Agreement with Dimensional Fund Advisors LP

             % Voted % FOR          % Voted % AGAINST           % Voted % ABSTAIN   Broker    % Broker
FOR            FOR   of O/S AGAINST AGAINST  of O/S    ABSTAIN  ABSTAIN  of O/S    Non-Vote   Non-Vote
---          ------- ------ ------- ------- --------- --------- ------- --------- ----------- --------
405,404,387  77.77%  49.45% 994,390  0.19%    0.12%   2,130,114  0.41%    0.26%   112,747,949  21.63%

Proposal 5: Approval of an Amendment to the Fundamental Investment Limitation Regarding Investment in Commodities

             % Voted % FOR             % Voted % AGAINST           % Voted % ABSTAIN   Broker    % Broker
FOR            FOR   of O/S  AGAINST   AGAINST  of O/S    ABSTAIN  ABSTAIN  of O/S    Non-Vote   Non-Vote
---          ------- ------ ---------- ------- --------- --------- ------- --------- ----------- --------
393,922,183  75.57%  48.05% 12,329,911  2.37%    1.50%   2,276,799  0.44%    0.28%   112,747,949  21.63%

Emerging Markets Portfolio

Proposal 1: Election of Directors/Trustees

                                         % Voted % FOR            % Voted  % WITHHOLD
                                 FOR       FOR   of O/S WITHHOLD  WITHHOLD   of O/S
                              ---------- ------- ------ --------- -------- ----------
(a) David G. Booth........... 88,388,981 98.90%  54.16%   983,573  1.10%     0.60%
(b) George M. Constantinides. 88,435,609 98.95%  54.19%   936,946  1.05%     0.57%
(c) John P. Gould............ 88,423,087 98.94%  54.18%   949,468  1.06%     0.58%
(d) Roger G. Ibbotson........ 88,436,075 98.95%  54.19%   936,481  1.05%     0.57%
(e) Edward P. Lazear......... 88,449,188 98.97%  54.20%   923,366  1.03%     0.57%
(f) Eduardo A. Repetto....... 88,432,309 98.95%  54.19%   940,246  1.05%     0.58%
(g) Myron S. Scholes......... 88,352,635 98.86%  54.14% 1,019,918  1.14%     0.62%
(h) Abbie J. Smith........... 85,852,822 96.06%  52.61% 3,519,734  3.94%     2.16%

Proposal 2: Approval of a "Manager of Managers" Structure

            % Voted % FOR          % Voted % AGAINST           % Voted % ABSTAIN   Broker   % Broker
FOR           FOR   of O/S AGAINST AGAINST  of O/S    ABSTAIN  ABSTAIN  of O/S    Non-Vote  Non-Vote
---         ------- ------ ------- ------- --------- --------- ------- --------- ---------- --------
72,549,600  81.18%  44.46% 405,536  0.45%    0.25%   1,437,349  1.61%    0.88%   14,980,069  16.76%

Proposal 4: Approval of an Updated Investment Management Agreement with Dimensional Fund Advisors LP

            % Voted % FOR          % Voted % AGAINST           % Voted % ABSTAIN   Broker   % Broker
FOR           FOR   of O/S AGAINST AGAINST  of O/S    ABSTAIN  ABSTAIN  of O/S    Non-Vote  Non-Vote
---         ------- ------ ------- ------- --------- --------- ------- --------- ---------- --------
72,674,175  81.32%  44.53% 315,478  0.35%    0.19%   1,402,835  1.57%    0.86%   14,980,069  16.76%

Proposal 5: Approval of an Amendment to the Fundamental Investment Limitation Regarding Investment in Commodities

            % Voted % FOR          % Voted % AGAINST           % Voted % ABSTAIN   Broker   % Broker
FOR           FOR   of O/S AGAINST AGAINST  of O/S    ABSTAIN  ABSTAIN  of O/S    Non-Vote  Non-Vote
---         ------- ------ ------- ------- --------- --------- ------- --------- ---------- --------
72,427,115  81.04%  44.38% 534,224  0.60%    0.33%   1,431,148  1.60%    0.88%   14,980,069  16.76%

Proposal 7: Election of Trustees of Master Fund

                                         % Voted % FOR            % Voted  % WITHHOLD
                                 FOR       FOR   of O/S WITHHOLD  WITHHOLD   of O/S
                              ---------- ------- ------ --------- -------- ----------
(a) David G. Booth........... 88,238,439 98.73%  54.07% 1,134,113  1.27%     0.69%
(b) George M. Constantinides. 88,284,738 98.78%  54.10% 1,087,815  1.22%     0.67%
(c) John P. Gould............ 88,270,500 98.77%  54.09% 1,102,055  1.23%     0.68%
(d) Roger G. Ibbotson........ 88,293,265 98.79%  54.10% 1,079,289  1.21%     0.66%
(e) Edward P. Lazear......... 88,291,531 98.79%  54.10% 1,081,023  1.21%     0.66%
(f) Eduardo A. Repetto....... 88,298,866 98.80%  54.11% 1,073,687  1.20%     0.66%
(g) Myron S. Scholes......... 88,202,636 98.69%  54.05% 1,169,918  1.31%     0.72%
(h) Abbie J. Smith........... 85,692,772 95.88%  52.51% 3,679,783  4.12%     2.25%

Proposal 8: Approval of a "Manager of Managers" Structure for Master Fund

            % Voted % FOR          % Voted % AGAINST           % Voted % ABSTAIN   Broker   % Broker
FOR           FOR   of O/S AGAINST AGAINST  of O/S    ABSTAIN  ABSTAIN  of O/S    Non-Vote  Non-Vote
---         ------- ------ ------- ------- --------- --------- ------- --------- ---------- --------
72,564,182  81.19%  44.47% 373,437  0.42%    0.23%   1,454,869  1.63%    0.89%   14,980,069  16.76%

Proposal 9: Approval of an Updated Investment Management Agreement Between Dimensional Fund Advisors LP and Master Fund

            % Voted % FOR          % Voted % AGAINST           % Voted % ABSTAIN   Broker   % Broker
FOR           FOR   of O/S AGAINST AGAINST  of O/S    ABSTAIN  ABSTAIN  of O/S    Non-Vote  Non-Vote
---         ------- ------ ------- ------- --------- --------- ------- --------- ---------- --------
72,628,505  81.26%  44.50% 318,602  0.36%    0.20%   1,445,382  1.62%    0.89%   14,980,069  16.76%

Proposal 10: Approval of an Amendment to the Fundamental Investment Limitation Regarding Investment in Commodities of Master Fund

            % Voted % FOR          % Voted % AGAINST           % Voted % ABSTAIN   Broker   % Broker
FOR           FOR   of O/S AGAINST AGAINST  of O/S    ABSTAIN  ABSTAIN  of O/S    Non-Vote  Non-Vote
---         ------- ------ ------- ------- --------- --------- ------- --------- ---------- --------
72,419,117  81.03%  44.38% 519,772  0.58%    0.32%   1,453,597  1.63%    0.89%   14,980,069  16.76%

Emerging Markets Small Cap Portfolio

Proposal 1: Election of Directors/Trustees

                                          % Voted % FOR            % Voted  % WITHHOLD
                                  FOR       FOR   of O/S WITHHOLD  WITHHOLD   of O/S
                              ----------- ------- ------ --------- -------- ----------
(a) David G. Booth........... 185,147,712 99.40%  74.17% 1,118,464  0.60%     0.45%
(b) George M. Constantinides. 185,307,384 99.49%  74.23%   958,793  0.51%     0.38%
(c) John P. Gould............ 185,288,443 99.48%  74.22%   977,732  0.52%     0.39%
(d) Roger G. Ibbotson........ 185,326,659 99.50%  74.24%   939,515  0.50%     0.38%
(e) Edward P. Lazear......... 185,323,042 99.49%  74.24%   943,134  0.51%     0.38%
(f) Eduardo A. Repetto....... 185,279,382 99.47%  74.22%   986,795  0.53%     0.40%
(g) Myron S. Scholes......... 184,885,129 99.26%  74.06% 1,381,046  0.74%     0.55%
(h) Abbie J. Smith........... 185,053,038 99.35%  74.13% 1,213,137  0.65%     0.49%

Proposal 2: Approval of a "Manager of Managers" Structure

             % Voted % FOR             % Voted % AGAINST         % Voted % ABSTAIN   Broker   % Broker
FOR            FOR   of O/S  AGAINST   AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S    Non-Vote  Non-Vote
---          ------- ------ ---------- ------- --------- ------- ------- --------- ---------- --------
153,980,346  82.67%  61.68% 10,395,426  5.58%    4.16%   574,863  0.31%    0.23%   21,315,541  11.44%

Proposal 4: Approval of an Updated Investment Management Agreement with Dimensional Fund Advisors LP

             % Voted % FOR             % Voted % AGAINST         % Voted % ABSTAIN   Broker   % Broker
FOR            FOR   of O/S  AGAINST   AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S    Non-Vote  Non-Vote
---          ------- ------ ---------- ------- --------- ------- ------- --------- ---------- --------
154,314,155  82.85%  61.82% 10,093,030  5.42%    4.04%   543,451  0.29%    0.22%   21,315,541  11.44%

Proposal 5: Approval of an Amendment to the Fundamental Investment Limitation Regarding Investment in Commodities

             % Voted % FOR             % Voted % AGAINST         % Voted % ABSTAIN   Broker   % Broker
FOR            FOR   of O/S  AGAINST   AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S    Non-Vote  Non-Vote
---          ------- ------ ---------- ------- --------- ------- ------- --------- ---------- --------
150,442,770  80.77%  60.26% 13,919,093  7.47%    5.58%   588,769  0.32%    0.24%   21,315,541  11.44%

Proposal 7: Election of Trustees of Master Fund

                                          % Voted % FOR            % Voted  % WITHHOLD
                                  FOR       FOR   of O/S WITHHOLD  WITHHOLD   of O/S
                              ----------- ------- ------ --------- -------- ----------
(a) David G. Booth........... 185,009,624 99.33%  74.11% 1,256,550  0.67%     0.50%
(b) George M. Constantinides. 185,207,198 99.43%  74.19% 1,058,976  0.57%     0.42%
(c) John P. Gould............ 185,200,140 99.43%  74.19% 1,066,035  0.57%     0.43%
(d) Roger G. Ibbotson........ 185,214,554 99.44%  74.19% 1,051,620  0.56%     0.42%
(e) Edward P. Lazear......... 185,223,508 99.44%  74.20% 1,042,666  0.56%     0.42%
(f) Eduardo A. Repetto....... 185,206,809 99.43%  74.19% 1,059,366  0.57%     0.42%
(g) Myron S. Scholes......... 184,799,998 99.21%  74.03% 1,466,174  0.79%     0.59%
(h) Abbie J. Smith........... 184,974,100 99.31%  74.10% 1,292,075  0.69%     0.52%

Proposal 8: Approval of a "Manager of Managers" Structure for Master Fund

             % Voted % FOR             % Voted % AGAINST         % Voted % ABSTAIN   Broker   % Broker
FOR            FOR   of O/S  AGAINST   AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S    Non-Vote  Non-Vote
---          ------- ------ ---------- ------- --------- ------- ------- --------- ---------- --------
153,968,431  82.66%  61.68% 10,349,752  5.56%    4.15%   632,449  0.34%    0.25%   21,315,541  11.44%

Proposal 9: Approval of an Updated Investment Management Agreement Between Dimensional Fund Advisors LP and Master Fund

             % Voted % FOR             % Voted % AGAINST         % Voted % ABSTAIN   Broker   % Broker
FOR            FOR   of O/S  AGAINST   AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S    Non-Vote  Non-Vote
---          ------- ------ ---------- ------- --------- ------- ------- --------- ---------- --------
154,225,646  82.80%  61.78% 10,094,160  5.42%    4.04%   630,831  0.34%    0.25%   21,315,541  11.44%

Proposal 10: Approval of an Amendment to the Fundamental Investment Limitation Regarding Investment in Commodities of Master Fund

             % Voted % FOR             % Voted % AGAINST         % Voted % ABSTAIN   Broker   % Broker
FOR            FOR   of O/S  AGAINST   AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S    Non-Vote  Non-Vote
---          ------- ------ ---------- ------- --------- ------- ------- --------- ---------- --------
151,263,245  81.21%  60.59% 13,043,292  7.00%    5.22%   644,095  0.35%    0.26%   21,315,541  11.44%

Emerging Markets Value Portfolio

Proposal 1: Election of Directors/Trustees

                                          % Voted % FOR            % Voted  % WITHHOLD
                                  FOR       FOR   of O/S WITHHOLD  WITHHOLD   of O/S
                              ----------- ------- ------ --------- -------- ----------
(a) David G. Booth........... 357,516,538 99.11%  52.58% 3,211,557  0.89%     0.47%
(b) George M. Constantinides. 357,795,563 99.19%  52.62% 2,932,528  0.81%     0.43%
(c) John P. Gould............ 358,234,609 99.31%  52.69% 2,493,486  0.69%     0.37%
(d) Roger G. Ibbotson........ 358,786,097 99.46%  52.77% 1,941,997  0.54%     0.29%
(e) Edward P. Lazear......... 358,269,076 99.32%  52.69% 2,459,017  0.68%     0.36%
(f) Eduardo A. Repetto....... 358,852,650 99.48%  52.78% 1,875,441  0.52%     0.28%
(g) Myron S. Scholes......... 358,316,099 99.33%  52.70% 2,411,996  0.67%     0.35%
(h) Abbie J. Smith........... 356,199,378 98.74%  52.39% 4,528,715  1.26%     0.67%

Proposal 2: Approval of a "Manager of Managers" Structure

             % Voted % FOR          % Voted % AGAINST           % Voted % ABSTAIN   Broker   % Broker
FOR            FOR   of O/S AGAINST AGAINST  of O/S    ABSTAIN  ABSTAIN  of O/S    Non-Vote  Non-Vote
---          ------- ------ ------- ------- --------- --------- ------- --------- ---------- --------
276,840,818  76.75%  40.72% 757,656  0.21%    0.11%   2,870,762  0.80%    0.42%   80,258,859  22.25%

Proposal 4: Approval of an Updated Investment Management Agreement with Dimensional Fund Advisors LP

             % Voted % FOR            % Voted % AGAINST           % Voted % ABSTAIN   Broker   % Broker
FOR            FOR   of O/S  AGAINST  AGAINST  of O/S    ABSTAIN  ABSTAIN  of O/S    Non-Vote  Non-Vote
---          ------- ------ --------- ------- --------- --------- ------- --------- ---------- --------
268,755,985  74.50%  39.53% 9,796,983  2.72%    1.44%   1,916,267  0.53%    0.28%   80,258,859  22.25%

Proposal 5: Approval of an Amendment to the Fundamental Investment Limitation Regarding Investment in Commodities

             % Voted % FOR             % Voted % AGAINST           % Voted % ABSTAIN   Broker   % Broker
FOR            FOR   of O/S  AGAINST   AGAINST  of O/S    ABSTAIN  ABSTAIN  of O/S    Non-Vote  Non-Vote
---          ------- ------ ---------- ------- --------- --------- ------- --------- ---------- --------
252,757,486  70.07%  37.17% 25,473,479  7.06%    3.75%   2,238,267  0.62%    0.33%   80,258,859  22.25%

Proposal 7: Election of Trustees of Master Fund

                                          % Voted % FOR             % Voted  % WITHHOLD
                                  FOR       FOR   of O/S  WITHHOLD  WITHHOLD   of O/S
                              ----------- ------- ------ ---------- -------- ----------
(a) David G. Booth........... 347,379,757 96.30%  51.09% 13,348,337  3.70%     1.96%
(b) George M. Constantinides. 347,650,162 96.37%  51.13% 13,077,932  3.63%     1.92%
(c) John P. Gould............ 348,112,510 96.50%  51.20% 12,615,585  3.50%     1.86%
(d) Roger G. Ibbotson........ 348,642,595 96.65%  51.28% 12,085,500  3.35%     1.78%
(e) Edward P. Lazear......... 348,120,240 96.50%  51.20% 12,607,855  3.50%     1.85%
(f) Eduardo A. Repetto....... 348,652,651 96.65%  51.28% 12,075,444  3.35%     1.78%
(g) Myron S. Scholes......... 348,193,112 96.53%  51.21% 12,534,980  3.47%     1.84%
(h) Abbie J. Smith........... 346,479,809 96.05%  50.96% 14,248,284  3.95%     2.10%

Proposal 8: Approval of a "Manager of Managers" Structure for Master Fund

             % Voted % FOR          % Voted % AGAINST            % Voted % ABSTAIN   Broker   % Broker
FOR            FOR   of O/S AGAINST AGAINST  of O/S    ABSTAIN   ABSTAIN  of O/S    Non-Vote  Non-Vote
---          ------- ------ ------- ------- --------- ---------- ------- --------- ---------- --------
267,220,253  74.08%  39.30% 534,811  0.15%    0.08%   12,714,171  3.52%    1.87%   80,258,859  22.25%

Proposal 9: Approval of an Updated Investment Management Agreement Between Dimensional Fund Advisors LP and Master Fund

             % Voted % FOR            % Voted % AGAINST            % Voted % ABSTAIN   Broker   % Broker
FOR            FOR   of O/S  AGAINST  AGAINST  of O/S    ABSTAIN   ABSTAIN  of O/S    Non-Vote  Non-Vote
---          ------- ------ --------- ------- --------- ---------- ------- --------- ---------- --------
259,098,849  71.83%  38.11% 9,809,935  2.72%    1.44%   11,560,452  3.20%    1.70%   80,258,859  22.25%

Proposal 10: Approval of an Amendment to the Fundamental Investment Limitation Regarding Investment in Commodities of Master Fund

             % Voted % FOR             % Voted % AGAINST            % Voted % ABSTAIN   Broker   % Broker
FOR            FOR   of O/S  AGAINST   AGAINST  of O/S    ABSTAIN   ABSTAIN  of O/S    Non-Vote  Non-Vote
---          ------- ------ ---------- ------- --------- ---------- ------- --------- ---------- --------
243,144,637  67.40%  35.76% 25,471,297  7.06%    3.75%   11,853,301  3.29%    1.74%   80,258,859  22.25%

Enhanced U.S. Large Company Portfolio

Proposal 1: Election of Directors/Trustees

                                         % Voted % FOR           % Voted  % WITHHOLD
                                 FOR       FOR   of O/S WITHHOLD WITHHOLD   of O/S
                              ---------- ------- ------ -------- -------- ----------
(a) David G. Booth........... 11,180,581 99.03%  62.45% 109,506   0.97%     0.61%
(b) George M. Constantinides. 11,176,901 99.00%  62.42% 113,186   1.00%     0.63%
(c) John P. Gould............ 11,162,115 98.87%  62.34% 127,972   1.13%     0.71%
(d) Roger G. Ibbotson........ 11,180,581 99.03%  62.45% 109,506   0.97%     0.61%
(e) Edward P. Lazear......... 11,180,581 99.03%  62.45% 109,506   0.97%     0.61%
(f) Eduardo A. Repetto....... 11,181,193 99.04%  62.45% 108,894   0.96%     0.61%
(g) Myron S. Scholes......... 11,176,901 99.00%  62.42% 113,186   1.00%     0.63%
(h) Abbie J. Smith........... 11,169,715 98.93%  62.38% 120,372   1.07%     0.67%

Proposal 4: Approval of an Updated Investment Management Agreement with Dimensional Fund Advisors LP

           % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN  Broker   % Broker
FOR          FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S   Non-Vote  Non-Vote
---        ------- ------ ------- ------- --------- ------- ------- --------- --------- --------
9,623,226  85.24%  53.75% 33,611   0.30%    0.19%   86,371   0.77%    0.48%   1,546,879  13.70%

Proposal 5: Approval of an Amendment to the Fundamental Investment Limitation Regarding Investment in Commodities

           % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN  Broker   % Broker
FOR          FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S   Non-Vote  Non-Vote
---        ------- ------ ------- ------- --------- ------- ------- --------- --------- --------
9,585,717  84.90%  53.54% 52,238   0.46%    0.29%   105,254  0.93%    0.59%   1,546,879  13.70%

International Core Equity Portfolio

Proposal 1: Election of Directors/Trustees

                                          % Voted % FOR             % Voted  % WITHHOLD
                                  FOR       FOR   of O/S  WITHHOLD  WITHHOLD   of O/S
                              ----------- ------- ------ ---------- -------- ----------
(a) David G. Booth........... 672,856,326 98.09%  62.06% 13,123,890  1.91%     1.21%
(b) George M. Constantinides. 675,768,218 98.51%  62.33% 10,211,998  1.49%     0.94%
(c) John P. Gould............ 675,497,502 98.47%  62.30% 10,482,714  1.53%     0.97%
(d) Roger G. Ibbotson........ 675,527,701 98.48%  62.30% 10,452,515  1.52%     0.96%
(e) Edward P. Lazear......... 675,789,759 98.51%  62.33% 10,190,457  1.49%     0.94%
(f) Eduardo A. Repetto....... 675,843,876 98.52%  62.33% 10,136,340  1.48%     0.93%
(g) Myron S. Scholes......... 675,515,698 98.47%  62.30% 10,464,518  1.53%     0.97%
(h) Abbie J. Smith........... 675,648,212 98.49%  62.31% 10,332,004  1.51%     0.95%

Proposal 2: Approval of a "Manager of Managers" Structure

             % Voted % FOR            % Voted % AGAINST           % Voted % ABSTAIN   Broker    % Broker
FOR            FOR   of O/S  AGAINST  AGAINST  of O/S    ABSTAIN  ABSTAIN  of O/S    Non-Vote   Non-Vote
---          ------- ------ --------- ------- --------- --------- ------- --------- ----------- --------
544,698,329  79.40%  50.24% 5,115,788  0.75%    0.47%   8,657,170  1.26%    0.80%   127,508,929  18.59%

Proposal 4: Approval of an Updated Investment Management Agreement with Dimensional Fund Advisors LP

             % Voted % FOR            % Voted % AGAINST           % Voted % ABSTAIN   Broker    % Broker
FOR            FOR   of O/S  AGAINST  AGAINST  of O/S    ABSTAIN  ABSTAIN  of O/S    Non-Vote   Non-Vote
---          ------- ------ --------- ------- --------- --------- ------- --------- ----------- --------
546,088,004  79.61%  50.37% 3,747,948  0.55%    0.35%   8,635,335  1.26%    0.80%   127,508,929  18.59%

Proposal 5: Approval of an Amendment to the Fundamental Investment Limitation Regarding Investment in Commodities

             % Voted % FOR            % Voted % AGAINST           % Voted % ABSTAIN   Broker    % Broker
FOR            FOR   of O/S  AGAINST  AGAINST  of O/S    ABSTAIN  ABSTAIN  of O/S    Non-Vote   Non-Vote
---          ------- ------ --------- ------- --------- --------- ------- --------- ----------- --------
542,811,703  79.13%  50.06% 6,562,991  0.96%    0.61%   9,096,594  1.33%    0.84%   127,508,929  18.59%

International Small Company Portfolio

Proposal 1: Election of Directors/Trustees

                                          % Voted % FOR            % Voted  % WITHHOLD
                                  FOR       FOR   of O/S WITHHOLD  WITHHOLD   of O/S
                              ----------- ------- ------ --------- -------- ----------
(a) David G. Booth........... 304,745,989 99.09%  61.29% 2,783,648  0.91%     0.56%
(b) George M. Constantinides. 305,217,121 99.25%  61.39% 2,312,515  0.75%     0.47%
(c) John P. Gould............ 305,033,768 99.19%  61.35% 2,495,868  0.81%     0.50%
(d) Roger G. Ibbotson........ 305,219,666 99.25%  61.39% 2,309,970  0.75%     0.46%
(e) Edward P. Lazear......... 304,381,872 98.98%  61.22% 3,147,765  1.02%     0.63%
(f) Eduardo A. Repetto....... 305,225,040 99.25%  61.39% 2,304,596  0.75%     0.46%
(g) Myron S. Scholes......... 305,045,984 99.19%  61.35% 2,483,652  0.81%     0.50%
(h) Abbie J. Smith........... 304,176,100 98.91%  61.18% 3,353,536  1.09%     0.67%

Proposal 2: Approval of a "Manager of Managers" Structure

             % Voted % FOR            % Voted % AGAINST           % Voted % ABSTAIN   Broker   % Broker
FOR            FOR   of O/S  AGAINST  AGAINST  of O/S    ABSTAIN  ABSTAIN  of O/S    Non-Vote  Non-Vote
---          ------- ------ --------- ------- --------- --------- ------- --------- ---------- --------
264,084,888  85.87%  53.12% 1,214,060  0.39%    0.24%   2,018,223  0.66%    0.41%   40,212,465  13.08%

Proposal 4: Approval of an Updated Investment Management Agreement with Dimensional Fund Advisors LP

             % Voted % FOR          % Voted % AGAINST           % Voted % ABSTAIN   Broker   % Broker
FOR            FOR   of O/S AGAINST AGAINST  of O/S    ABSTAIN  ABSTAIN  of O/S    Non-Vote  Non-Vote
---          ------- ------ ------- ------- --------- --------- ------- --------- ---------- --------
264,517,293  86.01%  53.20% 855,488  0.28%    0.17%   1,944,388  0.63%    0.39%   40,212,465  13.08%

Proposal 5: Approval of an Amendment to the Fundamental Investment Limitation Regarding Investment in Commodities

             % Voted % FOR            % Voted % AGAINST            % Voted % ABSTAIN   Broker   % Broker
FOR            FOR   of O/S  AGAINST  AGAINST  of O/S    ABSTAIN   ABSTAIN  of O/S    Non-Vote  Non-Vote
---          ------- ------ --------- ------- --------- ---------- ------- --------- ---------- --------
252,039,805  81.96%  50.69% 2,199,911  0.72%    0.44%   13,077,456  4.25%    2.63%   40,212,465  13.08%

International Vector Equity Portfolio

Proposal 1: Election of Directors/Trustees

                                         % Voted % FOR            % Voted  % WITHHOLD
                                 FOR       FOR   of O/S WITHHOLD  WITHHOLD   of O/S
                              ---------- ------- ------ --------- -------- ----------
(a) David G. Booth........... 76,129,403 97.27%  59.52% 2,136,729  2.73%     1.67%
(b) George M. Constantinides. 77,246,959 98.70%  60.39% 1,019,172  1.30%     0.80%
(c) John P. Gould............ 77,230,969 98.68%  60.38% 1,035,163  1.32%     0.81%
(d) Roger G. Ibbotson........ 77,258,097 98.71%  60.40% 1,008,035  1.29%     0.79%
(e) Edward P. Lazear......... 77,242,828 98.69%  60.39% 1,023,304  1.31%     0.80%
(f) Eduardo A. Repetto....... 77,251,917 98.70%  60.39% 1,014,215  1.30%     0.79%
(g) Myron S. Scholes......... 77,241,592 98.69%  60.39% 1,024,540  1.31%     0.80%
(h) Abbie J. Smith........... 77,241,431 98.69%  60.39% 1,024,700  1.31%     0.80%

Proposal 2: Approval of a "Manager of Managers" Structure

            % Voted % FOR          % Voted % AGAINST           % Voted % ABSTAIN   Broker   % Broker
FOR           FOR   of O/S AGAINST AGAINST  of O/S    ABSTAIN  ABSTAIN  of O/S    Non-Vote  Non-Vote
---         ------- ------ ------- ------- --------- --------- ------- --------- ---------- --------
60,942,721  77.87%  47.64% 497,071  0.64%    0.39%   1,058,692  1.35%    0.83%   15,767,648  20.15%

Proposal 4: Approval of an Updated Investment Management Agreement with Dimensional Fund Advisors LP

            % Voted % FOR          % Voted % AGAINST           % Voted % ABSTAIN   Broker   % Broker
FOR           FOR   of O/S AGAINST AGAINST  of O/S    ABSTAIN  ABSTAIN  of O/S    Non-Vote  Non-Vote
---         ------- ------ ------- ------- --------- --------- ------- --------- ---------- --------
61,199,712  78.19%  47.84% 292,739  0.37%    0.23%   1,006,027  1.29%    0.79%   15,767,648  20.15%

Proposal 5: Approval of an Amendment to the Fundamental Investment Limitation Regarding Investment in Commodities

            % Voted % FOR          % Voted % AGAINST           % Voted % ABSTAIN   Broker   % Broker
FOR           FOR   of O/S AGAINST AGAINST  of O/S    ABSTAIN  ABSTAIN  of O/S    Non-Vote  Non-Vote
---         ------- ------ ------- ------- --------- --------- ------- --------- ---------- --------
60,533,080  77.34%  47.32% 399,172  0.51%    0.31%   1,566,230  2.00%    1.22%   15,767,648  20.15%

Japanese Small Company Portfolio

Proposal 1: Election of Directors/Trustees

                                         % Voted % FOR           % Voted  % WITHHOLD
                                 FOR       FOR   of O/S WITHHOLD WITHHOLD   of O/S
                              ---------- ------- ------ -------- -------- ----------
(a) David G. Booth........... 17,118,176 97.35%  69.73% 465,304   2.65%     1.90%
(b) George M. Constantinides. 17,578,048 99.97%  71.61%   5,433   0.03%     0.02%
(c) John P. Gould............ 17,578,048 99.97%  71.61%   5,433   0.03%     0.02%
(d) Roger G. Ibbotson........ 17,578,048 99.97%  71.61%   5,433   0.03%     0.02%
(e) Edward P. Lazear......... 17,569,097 99.92%  71.57%  14,381   0.08%     0.06%
(f) Eduardo A. Repetto....... 17,569,097 99.92%  71.57%  14,381   0.08%     0.06%
(g) Myron S. Scholes......... 17,578,048 99.97%  71.61%   5,433   0.03%     0.02%
(h) Abbie J. Smith........... 17,578,048 99.97%  71.61%   5,433   0.03%     0.02%

Proposal 2: Approval of a "Manager of Managers" Structure

            % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN  Broker  % Broker
FOR           FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S   Non-Vote Non-Vote
---         ------- ------ ------- ------- --------- ------- ------- --------- -------- --------
16,950,745  96.40%  69.05% 13,789   0.08%    0.06%    4,488   0.03%    0.02%   614,458   3.49%

Proposal 4: Approval of an Updated Investment Management Agreement with Dimensional Fund Advisors LP

            % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN  Broker  % Broker
FOR           FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S   Non-Vote Non-Vote
---         ------- ------ ------- ------- --------- ------- ------- --------- -------- --------
16,961,266  96.46%  69.09%  4,026   0.02%    0.02%    3,733   0.02%    0.02%   614,458   3.49%

Proposal 5: Approval of an Amendment to the Fundamental Investment Limitation Regarding Investment in Commodities

            % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN  Broker  % Broker
FOR           FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S   Non-Vote Non-Vote
---         ------- ------ ------- ------- --------- ------- ------- --------- -------- --------
16,950,676  96.40%  69.05%  7,307   0.04%    0.03%   11,037   0.06%    0.04%   614,458   3.49%

Proposal 7: Election of Trustees of Master Fund

                                         % Voted % FOR           % Voted  % WITHHOLD
                                 FOR       FOR   of O/S WITHHOLD WITHHOLD   of O/S
                              ---------- ------- ------ -------- -------- ----------
(a) David G. Booth........... 17,118,176 97.35%  69.73% 465,304   2.65%     1.90%
(b) George M. Constantinides. 17,578,048 99.97%  71.61%   5,433   0.03%     0.02%
(c) John P. Gould............ 17,578,048 99.97%  71.61%   5,433   0.03%     0.02%
(d) Roger G. Ibbotson........ 17,578,048 99.97%  71.61%   5,433   0.03%     0.02%
(e) Edward P. Lazear......... 17,569,097 99.92%  71.57%  14,381   0.08%     0.06%
(f) Eduardo A. Repetto....... 17,569,097 99.92%  71.57%  14,381   0.08%     0.06%
(g) Myron S. Scholes......... 17,578,048 99.97%  71.61%   5,433   0.03%     0.02%
(h) Abbie J. Smith........... 17,578,048 99.97%  71.61%   5,433   0.03%     0.02%

Proposal 8: Approval of a "Manager of Managers" Structure for Master Fund

            % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN  Broker  % Broker
FOR           FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S   Non-Vote Non-Vote
---         ------- ------ ------- ------- --------- ------- ------- --------- -------- --------
16,950,745   96.40% 69.05% 13,789   0.08%    0.06%    4,488   0.03%    0.02%   614,458    3.49%

Proposal 9: Approval of an Updated Investment Management Agreement Between Dimensional Fund Advisors LP and Master Fund

            % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN  Broker  % Broker
FOR           FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S   Non-Vote Non-Vote
---         ------- ------ ------- ------- --------- ------- ------- --------- -------- --------
16,961,266  96.46%  69.09%  4,026   0.02%    0.02%    3,733   0.02%    0.02%   614,458   3.49%

Proposal 10: Approval of an Amendment to the Fundamental Investment Limitation Regarding Investment in Commodities of Master Fund

            % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN  Broker  % Broker
FOR           FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S   Non-Vote Non-Vote
---         ------- ------ ------- ------- --------- ------- ------- --------- -------- --------
16,950,676  96.40%  69.05%  7,307   0.04%    0.03%   11,037   0.06%    0.04%   614,458   3.49%

Large Cap International Portfolio

Proposal 1: Election of Directors/Trustees

                                         % Voted % FOR            % Voted  % WITHHOLD
                                 FOR       FOR   of O/S WITHHOLD  WITHHOLD   of O/S
-                             ---------- ------- ------ --------- -------- ----------
(a) David G. Booth........... 80,552,555 99.02%  52.96%   795,293  0.98%     0.52%
(b) George M. Constantinides. 80,544,448 99.01%  52.96%   803,400  0.99%     0.53%
(c) John P. Gould............ 80,530,857 99.00%  52.95%   816,990  1.00%     0.54%
(d) Roger G. Ibbotson........ 80,567,292 99.04%  52.97%   780,555  0.96%     0.51%
(e) Edward P. Lazear......... 80,559,995 99.03%  52.97%   787,852  0.97%     0.52%
(f) Eduardo A. Repetto....... 80,573,093 99.05%  52.98%   774,754  0.95%     0.51%
(g) Myron S. Scholes......... 80,508,645 98.97%  52.93%   839,202  1.03%     0.55%
(h) Abbie J. Smith........... 80,018,260 98.37%  52.61% 1,329,587  1.63%     0.87%

Proposal 2: Approval of a "Manager of Managers" Structure

            % Voted % FOR          % Voted % AGAINST            % Voted % ABSTAIN  Broker   % Broker
FOR           FOR   of O/S AGAINST AGAINST  of O/S    ABSTAIN   ABSTAIN  of O/S   Non-Vote  Non-Vote
---         ------- ------ ------- ------- --------- ---------- ------- --------- --------- --------
65,339,524  80.32%  42.96% 699,791  0.86%    0.46%   11,158,077 13.72%    7.34%   4,150,456  5.10%

Proposal 4: Approval of an Updated Investment Management Agreement with Dimensional Fund Advisors LP

            % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN  Broker   % Broker
FOR           FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S   Non-Vote  Non-Vote
---         ------- ------ ------- ------- --------- ------- ------- --------- --------- --------
76,004,612  93.43%  49.97% 450,751  0.55%    0.30%   742,028  0.91%    0.49%   4,150,456  5.10%

Proposal 5: Approval of an Amendment to the Fundamental Investment Limitation Regarding Investment in Commodities

            % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN  Broker   % Broker
FOR           FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S   Non-Vote  Non-Vote
---         ------- ------ ------- ------- --------- ------- ------- --------- --------- --------
75,546,871  92.87%  49.67% 833,703  1.02%    0.55%   816,816  1.00%    0.54%   4,150,456  5.10%

Selectively Hedged Global Equity Portfolio

Proposal 1: Election of Directors/Trustees

                                         % Voted % FOR           % Voted  % WITHHOLD
                                 FOR       FOR   of O/S WITHHOLD WITHHOLD   of O/S
-                             ---------- ------- ------ -------- -------- ----------
(a) David G. Booth........... 12,529,536 99.46%  98.62%  67,965   0.54%     0.53%
(b) George M. Constantinides. 12,518,883 99.38%  98.54%  78,618   0.62%     0.62%
(c) John P. Gould............ 12,477,966 99.05%  98.21% 119,535   0.95%     0.94%
(d) Roger G. Ibbotson........ 12,502,373 99.24%  98.41%  95,128   0.76%     0.75%
(e) Edward P. Lazear......... 12,508,227 99.29%  98.45%  89,274   0.71%     0.70%
(f) Eduardo A. Repetto....... 12,534,885 99.50%  98.66%  62,616   0.50%     0.49%
(g) Myron S. Scholes......... 12,534,214 99.50%  98.66%  63,287   0.50%     0.50%
(h) Abbie J. Smith........... 12,534,885 99.50%  98.66%  62,616   0.50%     0.49%

Proposal 2: Approval of a "Manager of Managers" Structure

           % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN  Broker   % Broker
FOR          FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S   Non-Vote  Non-Vote
---        ------- ------ ------- ------- --------- ------- ------- --------- --------- --------
7,148,402  56.74%  56.27% 77,840   0.62%    0.61%    6,087   0.05%    0.05%   5,365,172  42.59%

Proposal 4: Approval of an Updated Investment Management Agreement with Dimensional Fund Advisors LP

           % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN  Broker   % Broker
FOR          FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S   Non-Vote  Non-Vote
---        ------- ------ ------- ------- --------- ------- ------- --------- --------- --------
7,161,329  56.85%  56.37% 64,492   0.51%    0.51%    6,507   0.05%    0.05%   5,365,172  42.59%

Proposal 5: Approval of an Amendment to the Fundamental Investment Limitation Regarding Investment in Commodities

           % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN  Broker   % Broker
FOR          FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S   Non-Vote  Non-Vote
---        ------- ------ ------- ------- --------- ------- ------- --------- --------- --------
7,081,180  56.21%  55.74% 138,063  1.10%    1.09%   13,086   0.10%    0.10%   5,365,172  42.59%

U.S. Core Equity 1 Portfolio

Proposal 1: Election of Directors/Trustees

                                          % Voted % FOR            % Voted  % WITHHOLD
                                  FOR       FOR   of O/S WITHHOLD  WITHHOLD   of O/S
-                             ----------- ------- ------ --------- -------- ----------
(a) David G. Booth........... 434,285,920 98.68%  65.45% 5,830,894  1.32%     0.88%
(b) George M. Constantinides. 434,423,658 98.71%  65.47% 5,693,157  1.29%     0.86%
(c) John P. Gould............ 434,186,528 98.65%  65.44% 5,930,286  1.35%     0.89%
(d) Roger G. Ibbotson........ 434,310,696 98.68%  65.45% 5,806,119  1.32%     0.88%
(e) Edward P. Lazear......... 434,411,627 98.70%  65.47% 5,705,188  1.30%     0.86%
(f) Eduardo A. Repetto....... 434,421,142 98.71%  65.47% 5,695,672  1.29%     0.86%
(g) Myron S. Scholes......... 434,320,913 98.68%  65.46% 5,795,902  1.32%     0.87%
(h) Abbie J. Smith........... 434,333,997 98.69%  65.46% 5,782,817  1.31%     0.87%

Proposal 4: Approval of an Updated Investment Management Agreement with Dimensional Fund Advisors LP

             % Voted % FOR            % Voted % AGAINST           % Voted % ABSTAIN   Broker   % Broker
FOR            FOR   of O/S  AGAINST  AGAINST  of O/S    ABSTAIN  ABSTAIN  of O/S    Non-Vote  Non-Vote
---          ------- ------ --------- ------- --------- --------- ------- --------- ---------- --------
343,654,597  78.08%  51.79% 2,088,172  0.47%    0.31%   4,389,310  1.00%    0.66%   89,984,736  20.45%

Proposal 5: Approval of an Amendment to the Fundamental Investment Limitation Regarding Investment in Commodities

             % Voted % FOR            % Voted % AGAINST           % Voted % ABSTAIN   Broker   % Broker
FOR            FOR   of O/S  AGAINST  AGAINST  of O/S    ABSTAIN  ABSTAIN  of O/S    Non-Vote  Non-Vote
---          ------- ------ --------- ------- --------- --------- ------- --------- ---------- --------
342,639,859  77.85%  51.64% 2,903,674  0.66%    0.44%   4,588,541  1.04%    0.69%   89,984,736  20.45%

U.S. Core Equity 2 Portfolio

Proposal 1: Election of Directors/Trustees

                                          % Voted % FOR            % Voted  % WITHHOLD
                                  FOR       FOR   of O/S WITHHOLD  WITHHOLD   of O/S
-                             ----------- ------- ------ --------- -------- ----------
(a) David G. Booth........... 498,383,326 98.39%  63.74% 8,157,825  1.61%     1.04%
(b) George M. Constantinides. 498,667,272 98.45%  63.78% 7,873,879  1.55%     1.01%
(c) John P. Gould............ 498,427,452 98.40%  63.74% 8,113,699  1.60%     1.04%
(d) Roger G. Ibbotson........ 498,324,654 98.38%  63.73% 8,216,497  1.62%     1.05%
(e) Edward P. Lazear......... 498,722,118 98.46%  63.78% 7,819,033  1.54%     1.00%
(f) Eduardo A. Repetto....... 498,683,770 98.45%  63.78% 7,857,381  1.55%     1.00%
(g) Myron S. Scholes......... 498,461,661 98.40%  63.75% 8,079,491  1.60%     1.03%
(h) Abbie J. Smith........... 498,439,348 98.40%  63.75% 8,101,803  1.60%     1.04%

Proposal 4: Approval of an Updated Investment Management Agreement with Dimensional Fund Advisors LP

             % Voted % FOR            % Voted % AGAINST           % Voted % ABSTAIN   Broker   % Broker
FOR            FOR   of O/S  AGAINST  AGAINST  of O/S    ABSTAIN  ABSTAIN  of O/S    Non-Vote  Non-Vote
---          ------- ------ --------- ------- --------- --------- ------- --------- ---------- --------
410,681,752  81.08%  52.52% 3,273,472  0.65%    0.42%   7,896,659  1.56%    1.01%   84,689,269  16.72%

Proposal 5: Approval of an Amendment to the Fundamental Investment Limitation Regarding Investment in Commodities

             % Voted % FOR            % Voted % AGAINST           % Voted % ABSTAIN   Broker   % Broker
FOR            FOR   of O/S  AGAINST  AGAINST  of O/S    ABSTAIN  ABSTAIN  of O/S    Non-Vote  Non-Vote
---          ------- ------ --------- ------- --------- --------- ------- --------- ---------- --------
408,263,526  80.60%  52.21% 5,055,730  1.00%    0.65%   8,532,625  1.68%    1.09%   84,689,269  16.72%

U.S. Large Cap Equity Portfolio

Proposal 1: Election of Directors/Trustees

                                         % Voted % FOR           % Voted  % WITHHOLD
                                 FOR       FOR   of O/S WITHHOLD WITHHOLD   of O/S
-                             ---------- ------- ------ -------- -------- ----------
(a) David G. Booth........... 27,875,576 97.86%  68.31% 609,371   2.14%     1.49%
(b) George M. Constantinides. 27,873,892 97.85%  68.31% 611,055   2.15%     1.50%
(c) John P. Gould............ 27,864,502 97.82%  68.28% 620,445   2.18%     1.52%
(d) Roger G. Ibbotson........ 27,856,762 97.79%  68.26% 628,185   2.21%     1.54%
(e) Edward P. Lazear......... 27,858,695 97.80%  68.27% 626,252   2.20%     1.53%
(f) Eduardo A. Repetto....... 27,857,357 97.80%  68.27% 627,590   2.20%     1.54%
(g) Myron S. Scholes......... 27,857,965 97.80%  68.27% 626,982   2.20%     1.54%
(h) Abbie J. Smith........... 27,832,973 97.71%  68.21% 651,974   2.29%     1.60%

Proposal 4: Approval of an Updated Investment Management Agreement with Dimensional Fund Advisors LP

            % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN  Broker   % Broker
FOR           FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S   Non-Vote  Non-Vote
---         ------- ------ ------- ------- --------- ------- ------- --------- --------- --------
20,216,448  70.97%  49.54% 267,282  0.94%    0.65%   233,475  0.82%    0.57%   7,767,742  27.27%

Proposal 5: Approval of an Amendment to the Fundamental Investment Limitation Regarding Investment in Commodities

            % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN  Broker   % Broker
FOR           FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S   Non-Vote  Non-Vote
---         ------- ------ ------- ------- --------- ------- ------- --------- --------- --------
20,154,331  70.75%  49.39% 288,542  1.01%    0.71%   274,332  0.96%    0.67%   7,767,742  27.27%

U.S. Large Cap Value Portfolio

Proposal 1: Election of Directors/Trustees

                                          % Voted % FOR            % Voted  % WITHHOLD
                                  FOR       FOR   of O/S WITHHOLD  WITHHOLD   of O/S
-                             ----------- ------- ------ --------- -------- ----------
(a) David G. Booth........... 231,588,649 96.26%  49.72% 9,002,650  3.74%     1.93%
(b) George M. Constantinides. 231,663,700 96.29%  49.74% 8,927,600  3.71%     1.92%
(c) John P. Gould............ 231,658,481 96.29%  49.74% 8,932,820  3.71%     1.92%
(d) Roger G. Ibbotson........ 231,646,129 96.28%  49.73% 8,945,172  3.72%     1.92%
(e) Edward P. Lazear......... 231,302,147 96.14%  49.66% 9,289,152  3.86%     1.99%
(f) Eduardo A. Repetto....... 231,728,793 96.32%  49.75% 8,862,508  3.68%     1.90%
(g) Myron S. Scholes......... 231,671,603 96.29%  49.74% 8,919,698  3.71%     1.92%
(h) Abbie J. Smith........... 230,852,486 95.95%  49.56% 9,738,814  4.05%     2.09%

Proposal 4: Approval of an Updated Investment Management Agreement with Dimensional Fund Advisors LP

             % Voted % FOR            % Voted % AGAINST            % Voted % ABSTAIN   Broker   % Broker
FOR            FOR   of O/S  AGAINST  AGAINST  of O/S    ABSTAIN   ABSTAIN  of O/S    Non-Vote  Non-Vote
---          ------- ------ --------- ------- --------- ---------- ------- --------- ---------- --------
188,848,520  78.49%  40.54% 1,256,726  0.52%    0.27%   11,248,894  4.68%    2.42%   39,237,159  16.31%

Proposal 5: Approval of an Amendment to the Fundamental Investment Limitation Regarding Investment in Commodities

             % Voted % FOR            % Voted % AGAINST           % Voted % ABSTAIN   Broker   % Broker
FOR            FOR   of O/S  AGAINST  AGAINST  of O/S    ABSTAIN  ABSTAIN  of O/S    Non-Vote  Non-Vote
---          ------- ------ --------- ------- --------- --------- ------- --------- ---------- --------
190,051,397  78.99%  40.80% 2,578,696  1.07%    0.55%   8,724,045  3.63%    1.87%   39,237,159  16.31%

Proposal 7: Election of Trustees of Master Fund

                                          % Voted % FOR             % Voted  % WITHHOLD
                                  FOR       FOR   of O/S  WITHHOLD  WITHHOLD   of O/S
-                             ----------- ------- ------ ---------- -------- ----------
(a) David G. Booth........... 230,999,779 96.01%  49.59%  9,591,521  3.99%     2.06%
(b) George M. Constantinides. 231,121,330 96.06%  49.62%  9,469,970  3.94%     2.03%
(c) John P. Gould............ 231,123,442 96.06%  49.62%  9,467,856  3.94%     2.03%
(d) Roger G. Ibbotson........ 231,111,281 96.06%  49.62%  9,480,020  3.94%     2.04%
(e) Edward P. Lazear......... 231,164,676 96.08%  49.63%  9,426,623  3.92%     2.02%
(f) Eduardo A. Repetto....... 231,172,012 96.08%  49.63%  9,419,286  3.92%     2.02%
(g) Myron S. Scholes......... 231,037,213 96.03%  49.60%  9,554,083  3.97%     2.05%
(h) Abbie J. Smith........... 230,304,151 95.72%  49.45% 10,289,440  4.28%     2.21%

Proposal 9: Approval of an Updated Investment Management Agreement Between Dimensional Fund Advisors LP and Master Fund

             % Voted % FOR            % Voted % AGAINST           % Voted % ABSTAIN   Broker   % Broker
FOR            FOR   of O/S  AGAINST  AGAINST  of O/S    ABSTAIN  ABSTAIN  of O/S    Non-Vote  Non-Vote
---          ------- ------ --------- ------- --------- --------- ------- --------- ---------- --------
191,481,360  79.59%  41.11% 1,260,262  0.52%    0.27%   8,612,516  3.58%    1.85%   39,237,159  16.31%

Proposal 10: Approval of an Amendment to the Fundamental Investment Limitation Regarding Investment in Commodities of Master Fund

             % Voted % FOR            % Voted % AGAINST            % Voted % ABSTAIN   Broker   % Broker
FOR            FOR   of O/S  AGAINST  AGAINST  of O/S    ABSTAIN   ABSTAIN  of O/S    Non-Vote  Non-Vote
---          ------- ------ --------- ------- --------- ---------- ------- --------- ---------- --------
187,130,671  77.78%  40.18% 2,459,641  1.02%    0.53%   11,763,829  4.89%    2.53%   39,237,159  16.31%

U.S. Micro Cap Portfolio

Proposal 1: Election of Directors/Trustees

                                          % Voted % FOR            % Voted  % WITHHOLD
                                  FOR       FOR   of O/S WITHHOLD  WITHHOLD   of O/S
-                             ----------- ------- ------ --------- -------- ----------
(a) David G. Booth........... 164,271,139 98.46%  62.21% 2,575,435  1.54%     0.98%
(b) George M. Constantinides. 164,975,158 98.88%  62.47% 1,871,416  1.12%     0.71%
(c) John P. Gould............ 165,003,555 98.90%  62.48% 1,843,019  1.10%     0.70%
(d) Roger G. Ibbotson........ 164,878,237 98.82%  62.44% 1,968,337  1.18%     0.75%
(e) Edward P. Lazear......... 164,512,831 98.60%  62.30% 2,333,743  1.40%     0.88%
(f) Eduardo A. Repetto....... 165,061,558 98.93%  62.51% 1,785,016  1.07%     0.68%
(g) Myron S. Scholes......... 164,334,734 98.49%  62.23% 2,511,839  1.51%     0.95%
(h) Abbie J. Smith........... 162,817,945 97.59%  61.66% 4,028,629  2.41%     1.53%

Proposal 4: Approval of an Updated Investment Management Agreement with Dimensional Fund Advisors LP

             % Voted % FOR          % Voted % AGAINST           % Voted % ABSTAIN  Broker   % Broker
FOR            FOR   of O/S AGAINST AGAINST  of O/S    ABSTAIN  ABSTAIN  of O/S   Non-Vote  Non-Vote
---          ------- ------ ------- ------- --------- --------- ------- --------- --------- --------
154,745,467  92.75%  58.60% 652,520  0.39%    0.25%   1,518,424  0.91%    0.58%   9,930,163  5.95%

Proposal 5: Approval of an Amendment to the Fundamental Investment Limitation Regarding Investment in Commodities

             % Voted % FOR             % Voted % AGAINST           % Voted % ABSTAIN  Broker   % Broker
FOR            FOR   of O/S  AGAINST   AGAINST  of O/S    ABSTAIN  ABSTAIN  of O/S   Non-Vote  Non-Vote
---          ------- ------ ---------- ------- --------- --------- ------- --------- --------- --------
138,828,378  83.21%  52.57% 16,378,930  9.82%    6.20%   1,709,098  1.02%    0.65%   9,930,163  5.95%

U.S. Small Cap Portfolio

Proposal 1: Election of Directors/Trustees

                                          % Voted % FOR            % Voted  % WITHHOLD
                                  FOR       FOR   of O/S WITHHOLD  WITHHOLD   of O/S
-                             ----------- ------- ------ --------- -------- ----------
(a) David G. Booth........... 174,580,799 98.68%  54.07% 2,339,271  1.32%     0.72%
(b) George M. Constantinides. 174,859,505 98.84%  54.16% 2,060,564  1.16%     0.64%
(c) John P. Gould............ 174,768,633 98.78%  54.13% 2,151,437  1.22%     0.67%
(d) Roger G. Ibbotson........ 174,864,847 98.84%  54.16% 2,055,222  1.16%     0.64%
(e) Edward P. Lazear......... 174,728,379 98.76%  54.12% 2,191,730  1.24%     0.68%
(f) Eduardo A. Repetto....... 174,864,349 98.84%  54.16% 2,055,761  1.16%     0.64%
(g) Myron S. Scholes......... 174,805,168 98.80%  54.14% 2,114,902  1.20%     0.66%
(h) Abbie J. Smith........... 173,268,805 97.94%  53.67% 3,651,264  2.06%     1.13%

Proposal 4: Approval of an Updated Investment Management Agreement with Dimensional Fund Advisors LP

             % Voted % FOR          % Voted % AGAINST           % Voted % ABSTAIN   Broker   % Broker
FOR            FOR   of O/S AGAINST AGAINST  of O/S    ABSTAIN  ABSTAIN  of O/S    Non-Vote  Non-Vote
---          ------- ------ ------- ------- --------- --------- ------- --------- ---------- --------
133,640,799  75.54%  41.39% 596,340  0.34%    0.18%   1,247,401  0.71%    0.39%   41,435,530  23.42%

Proposal 5: Approval of an Amendment to the Fundamental Investment Limitation Regarding Investment in Commodities

             % Voted % FOR            % Voted % AGAINST           % Voted % ABSTAIN   Broker   % Broker
FOR            FOR   of O/S  AGAINST  AGAINST  of O/S    ABSTAIN  ABSTAIN  of O/S    Non-Vote  Non-Vote
---          ------- ------ --------- ------- --------- --------- ------- --------- ---------- --------
125,213,629  70.77%  38.78% 8,824,180  4.99%    2.73%   1,446,725  0.82%    0.45%   41,435,530  23.42%

U.S. Small Cap Value Portfolio

Proposal 1: Election of Directors/Trustees

                                          % Voted % FOR            % Voted  % WITHHOLD
                                  FOR       FOR   of O/S WITHHOLD  WITHHOLD   of O/S
                              ----------- ------- ------ --------- -------- ----------
(a) David G. Booth........... 181,429,457 98.32%  53.41% 3,103,192  1.68%     0.91%
(b) George M. Constantinides. 181,508,828 98.36%  53.43% 3,023,821  1.64%     0.89%
(c) John P. Gould............ 181,518,665 98.37%  53.44% 3,013,983  1.63%     0.89%
(d) Roger G. Ibbotson........ 181,553,109 98.39%  53.45% 2,979,540  1.61%     0.88%
(e) Edward P. Lazear......... 181,131,546 98.16%  53.32% 3,401,103  1.84%     1.00%
(f) Eduardo A. Repetto....... 181,531,573 98.37%  53.44% 3,001,075  1.63%     0.88%
(g) Myron S. Scholes......... 181,130,106 98.16%  53.32% 3,402,543  1.84%     1.00%
(h) Abbie J. Smith........... 180,574,521 97.86%  53.16% 3,958,128  2.14%     1.17%

Proposal 4: Approval of an Updated Investment Management Agreement with Dimensional Fund Advisors LP

             % Voted % FOR          % Voted % AGAINST           % Voted % ABSTAIN   Broker   % Broker
FOR            FOR   of O/S AGAINST AGAINST  of O/S    ABSTAIN  ABSTAIN  of O/S    Non-Vote  Non-Vote
---          ------- ------ ------- ------- --------- --------- ------- --------- ---------- --------
131,525,544   71.27% 38.72% 756,489  0.41%    0.22%   2,175,042  1.18%    0.64%   50,075,574  27.14%

Proposal 5: Approval of an Amendment to the Fundamental Investment Limitation Regarding Investment in Commodities

             % Voted % FOR            % Voted % AGAINST           % Voted % ABSTAIN   Broker   % Broker
FOR            FOR   of O/S  AGAINST  AGAINST  of O/S    ABSTAIN  ABSTAIN  of O/S    Non-Vote  Non-Vote
---          ------- ------ --------- ------- --------- --------- ------- --------- ---------- --------
130,415,931   70.67% 38.39% 1,507,334  0.82%    0.44%   2,533,810  1.37%    0.75%   50,075,574  27.14%

U.S. Targeted Value Portfolio

Proposal 1: Election of Directors/Trustees

                                          % Voted % FOR            % Voted  % WITHHOLD
                                  FOR       FOR   of O/S WITHHOLD  WITHHOLD   of O/S
                              ----------- ------- ------ --------- -------- ----------
(a) David G. Booth........... 140,843,340 98.95%  52.08% 1,499,845  1.05%     0.55%
(b) George M. Constantinides. 140,908,340 98.99%  52.10% 1,434,845  1.01%     0.53%
(c) John P. Gould............ 140,871,483 98.97%  52.09% 1,471,702  1.03%     0.54%
(d) Roger G. Ibbotson........ 140,939,213 99.01%  52.12% 1,403,972  0.99%     0.52%
(e) Edward P. Lazear......... 140,927,444 99.01%  52.11% 1,415,741  0.99%     0.52%
(f) Eduardo A. Repetto....... 141,044,929 99.09%  52.15% 1,298,256  0.91%     0.48%
(g) Myron S. Scholes......... 138,910,654 97.59%  51.37% 3,432,531  2.41%     1.27%
(h) Abbie J. Smith........... 141,062,863 99.10%  52.16% 1,280,323  0.90%     0.47%

Proposal 4: Approval of an Updated Investment Management Agreement with Dimensional Fund Advisors LP

             % Voted % FOR          % Voted % AGAINST           % Voted % ABSTAIN   Broker   % Broker
FOR            FOR   of O/S AGAINST AGAINST  of O/S    ABSTAIN  ABSTAIN  of O/S    Non-Vote  Non-Vote
---          ------- ------ ------- ------- --------- --------- ------- --------- ---------- --------
113,050,056  79.42%  41.80% 411,624  0.29%    0.15%   1,031,579  0.72%    0.38%   27,849,926  19.57%

Proposal 5: Approval of an Amendment to the Fundamental Investment Limitation Regarding Investment in Commodities

             % Voted % FOR          % Voted % AGAINST           % Voted % ABSTAIN   Broker   % Broker
FOR            FOR   of O/S AGAINST AGAINST  of O/S    ABSTAIN  ABSTAIN  of O/S    Non-Vote  Non-Vote
---          ------- ------ ------- ------- --------- --------- ------- --------- ---------- --------
112,711,306  79.18%  41.68% 656,703  0.46%    0.24%   1,125,248  0.79%    0.42%   27,849,926  19.57%

U.S. Vector Equity Portfolio

Proposal 1: Election of Directors/Trustees

                                          % Voted % FOR            % Voted  % WITHHOLD
                                  FOR       FOR   of O/S WITHHOLD  WITHHOLD   of O/S
                              ----------- ------- ------ --------- -------- ----------
(a) David G. Booth........... 134,896,173 98.40%  62.59% 2,199,013  1.60%     1.02%
(b) George M. Constantinides. 135,040,705 98.50%  62.66% 2,054,481  1.50%     0.95%
(c) John P. Gould............ 134,970,749 98.45%  62.62% 2,124,437  1.55%     0.99%
(d) Roger G. Ibbotson........ 135,008,396 98.48%  62.64% 2,086,790  1.52%     0.97%
(e) Edward P. Lazear......... 135,049,352 98.51%  62.66% 2,045,834  1.49%     0.95%
(f) Eduardo A. Repetto....... 135,033,195 98.50%  62.65% 2,061,991  1.50%     0.96%
(g) Myron S. Scholes......... 135,008,614 98.48%  62.64% 2,086,572  1.52%     0.97%
(h) Abbie J. Smith........... 135,030,860 98.49%  62.65% 2,064,326  1.51%     0.96%

Proposal 4: Approval of an Updated Investment Management Agreement with Dimensional Fund Advisors LP

             % Voted % FOR          % Voted % AGAINST           % Voted % ABSTAIN   Broker   % Broker
FOR            FOR   of O/S AGAINST AGAINST  of O/S    ABSTAIN  ABSTAIN  of O/S    Non-Vote  Non-Vote
---          ------- ------ ------- ------- --------- --------- ------- --------- ---------- --------
100,815,253  73.54%  46.78% 984,954  0.72%    0.46%   1,528,546  1.11%    0.71%   33,766,434  24.63%

Proposal 5: Approval of an Amendment to the Fundamental Investment Limitation Regarding Investment in Commodities

             % Voted % FOR            % Voted % AGAINST           % Voted % ABSTAIN   Broker   % Broker
FOR            FOR   of O/S  AGAINST  AGAINST  of O/S    ABSTAIN  ABSTAIN  of O/S    Non-Vote  Non-Vote
---          ------- ------ --------- ------- --------- --------- ------- --------- ---------- --------
100,164,642   73.06% 46.48% 1,253,230  0.91%    0.58%   1,910,877  1.39%    0.89%   33,766,434  24.63%

United Kingdom Small Company Portfolio

Proposal 1: Election of Directors/Trustees

                                        % Voted % FOR           % Voted  % WITHHOLD
                                 FOR      FOR   of O/S WITHHOLD WITHHOLD   of O/S
                              --------- ------- ------ -------- -------- ----------
(a) David G. Booth........... 1,000,418 99.53%  98.75%  4,689    0.47%     0.46%
(b) George M. Constantinides. 1,000,418 99.53%  98.75%  4,689    0.47%     0.46%
(c) John P. Gould............ 1,000,418 99.53%  98.75%  4,689    0.47%     0.46%
(d) Roger G. Ibbotson........ 1,000,418 99.53%  98.75%  4,689    0.47%     0.46%
(e) Edward P. Lazear.........   996,866 99.18%  98.40%  8,240    0.82%     0.81%
(f) Eduardo A. Repetto.......   998,833 99.38%  98.59%  6,273    0.62%     0.62%
(g) Myron S. Scholes......... 1,000,418 99.53%  98.75%  4,689    0.47%     0.46%
(h) Abbie J. Smith........... 1,000,418 99.53%  98.75%  4,689    0.47%     0.46%

Proposal 2: Approval of a "Manager of Managers" Structure

         % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN  Broker  % Broker
FOR        FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S   Non-Vote Non-Vote
---      ------- ------ ------- ------- --------- ------- ------- --------- -------- --------
664,471  66.11%  65.59%  7,608   0.76%    0.75%     607    0.06%    0.06%   332,421   33.07%

Proposal 4: Approval of an Updated Investment Management Agreement with Dimensional Fund Advisors LP

         % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN  Broker  % Broker
FOR        FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S   Non-Vote Non-Vote
---      ------- ------ ------- ------- --------- ------- ------- --------- -------- --------
671,082  66.77%  66.24%  1,054   0.10%    0.10%     551    0.05%    0.05%   332,421   33.07%

Proposal 5: Approval of an Amendment to the Fundamental Investment Limitation Regarding Investment in Commodities

         % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN  Broker  % Broker
FOR        FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S   Non-Vote Non-Vote
---      ------- ------ ------- ------- --------- ------- ------- --------- -------- --------
666,817  66.34%  65.82%  1,247   0.12%    0.12%    4,622   0.46%    0.46%   332,421   33.07%

Proposal 7: Election of Trustees of Master Fund

                                        % Voted % FOR           % Voted  % WITHHOLD
                                 FOR      FOR   of O/S WITHHOLD WITHHOLD   of O/S
                              --------- ------- ------ -------- -------- ----------
(a) David G. Booth........... 1,002,322 99.72%  98.94%  2,785    0.28%     0.27%
(b) George M. Constantinides. 1,002,322 99.72%  98.94%  2,785    0.28%     0.27%
(c) John P. Gould............ 1,002,322 99.72%  98.94%  2,785    0.28%     0.27%
(d) Roger G. Ibbotson........ 1,002,322 99.72%  98.94%  2,785    0.28%     0.27%
(e) Edward P. Lazear.........   998,769 99.37%  98.59%  6,337    0.63%     0.63%
(f) Eduardo A. Repetto....... 1,000,054 99.50%  98.72%  5,052    0.50%     0.50%
(g) Myron S. Scholes......... 1,002,322 99.72%  98.94%  2,785    0.28%     0.27%
(h) Abbie J. Smith........... 1,002,322 99.72%  98.94%  2,785    0.28%     0.27%

Proposal 8: Approval of a "Manager of Managers" Structure for Master Fund

         % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN  Broker  % Broker
FOR        FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S   Non-Vote Non-Vote
---      ------- ------ ------- ------- --------- ------- ------- --------- -------- --------
667,365  66.40%  65.88%  4,714   0.47%    0.47%     607    0.06%    0.06%   332,421   33.07%

Proposal 9: Approval of an Updated Investment Management Agreement Between Dimensional Fund Advisors LP and Master Fund

         % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN  Broker  % Broker
FOR        FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S   Non-Vote Non-Vote
---      ------- ------ ------- ------- --------- ------- ------- --------- -------- --------
671,239  66.78%  66.26%   841    0.08%    0.08%     607    0.06%    0.06%   332,421   33.07%

Proposal 10: Approval of an Amendment to the Fundamental Investment Limitation Regarding Investment in Commodities of Master Fund

         % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN  Broker  % Broker
FOR        FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S   Non-Vote Non-Vote
---      ------- ------ ------- ------- --------- ------- ------- --------- -------- --------
666,761  66.34%  65.82%  1,247   0.12%    0.12%    4,678   0.47%    0.46%   332,421   33.07%

World Core Equity Portfolio

Proposal 1: Election of Directors/Trustees

                                        % Voted % FOR           % Voted  % WITHHOLD
                                 FOR      FOR   of O/S WITHHOLD WITHHOLD   of O/S
                              --------- ------- ------ -------- -------- ----------
(a) David G. Booth........... 9,667,566 100.00% 98.68%    0      0.00%     0.00%
(b) George M. Constantinides. 9,667,566 100.00% 98.68%    0      0.00%     0.00%
(c) John P. Gould............ 9,667,566 100.00% 98.68%    0      0.00%     0.00%
(d) Roger G. Ibbotson........ 9,667,566 100.00% 98.68%    0      0.00%     0.00%
(e) Edward P. Lazear......... 9,667,566 100.00% 98.68%    0      0.00%     0.00%
(f) Eduardo A. Repetto....... 9,667,566 100.00% 98.68%    0      0.00%     0.00%
(g) Myron S. Scholes......... 9,667,566 100.00% 98.68%    0      0.00%     0.00%
(h) Abbie J. Smith........... 9,667,566 100.00% 98.68%    0      0.00%     0.00%

Proposal 2: Approval of a "Manager of Managers" Structure

           % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN  Broker  % Broker
FOR          FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S   Non-Vote Non-Vote
---        ------- ------ ------- ------- --------- ------- ------- --------- -------- --------
9,212,626  95.29%  94.04%    0     0.00%    0.00%      0     0.00%    0.00%   454,940   4.71%

Proposal 4: Approval of an Updated Investment Management Agreement with Dimensional Fund Advisors LP

           % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN  Broker  % Broker
FOR          FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S   Non-Vote Non-Vote
---        ------- ------ ------- ------- --------- ------- ------- --------- -------- --------
9,212,626  95.29%  94.04%    0     0.00%    0.00%      0     0.00%    0.00%   454,940   4.71%

Proposal 5: Approval of an Amendment to the Fundamental Investment Limitation Regarding Investment in Commodities

           % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN  Broker  % Broker
FOR          FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S   Non-Vote Non-Vote
---        ------- ------ ------- ------- --------- ------- ------- --------- -------- --------
9,212,626  95.29%  94.04%    0     0.00%    0.00%      0     0.00%    0.00%   454,940   4.71%

World ex U.S. Core Equity Portfolio

Proposal 1: Election of Directors/Trustees

                                         % Voted % FOR           % Voted  % WITHHOLD
                                 FOR       FOR   of O/S WITHHOLD WITHHOLD   of O/S
                              ---------- ------- ------ -------- -------- ----------
(a) David G. Booth........... 56,997,599 99.46%  96.06% 307,436   0.54%     0.52%
(b) George M. Constantinides. 56,995,122 99.46%  96.06% 309,913   0.54%     0.52%
(c) John P. Gould............ 56,995,553 99.46%  96.06% 309,482   0.54%     0.52%
(d) Roger G. Ibbotson........ 57,004,740 99.48%  96.08% 300,295   0.52%     0.51%
(e) Edward P. Lazear......... 56,999,080 99.47%  96.07% 305,955   0.53%     0.52%
(f) Eduardo A. Repetto....... 56,999,309 99.47%  96.07% 305,726   0.53%     0.52%
(g) Myron S. Scholes......... 56,989,462 99.45%  96.05% 315,573   0.55%     0.53%
(h) Abbie J. Smith........... 56,979,314 99.43%  96.03% 325,721   0.57%     0.55%

Proposal 2: Approval of a "Manager of Managers" Structure

            % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN   Broker   % Broker
FOR           FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S    Non-Vote  Non-Vote
---         ------- ------ ------- ------- --------- ------- ------- --------- ---------- --------
36,832,446  64.27%  62.08% 196,814  0.34%    0.33%   409,951  0.72%    0.69%   19,865,824  34.67%

Proposal 4: Approval of an Updated Investment Management Agreement with Dimensional Fund Advisors LP

            % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN   Broker   % Broker
FOR           FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S    Non-Vote  Non-Vote
---         ------- ------ ------- ------- --------- ------- ------- --------- ---------- --------
36,932,575  64.45%  62.25% 98,485   0.17%    0.17%   408,152  0.71%    0.69%   19,865,824  34.67%

Proposal 5: Approval of an Amendment to the Fundamental Investment Limitation Regarding Investment in Commodities

            % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN   Broker   % Broker
FOR           FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S    Non-Vote  Non-Vote
---         ------- ------ ------- ------- --------- ------- ------- --------- ---------- --------
36,814,236  64.24%  62.05% 128,613  0.22%    0.22%   496,365  0.87%    0.84%   19,865,824  34.67%

World ex U.S. Targeted Value Portfolio

Proposal 1: Election of Directors/Trustees

                                        % Voted % FOR           % Voted  % WITHHOLD
                                 FOR      FOR   of O/S WITHHOLD WITHHOLD   of O/S
                              --------- ------- ------ -------- -------- ----------
(a) David G. Booth........... 9,421,727 97.30%  57.53% 261,379   2.70%     1.60%
(b) George M. Constantinides. 9,420,262 97.29%  57.52% 262,844   2.71%     1.60%
(c) John P. Gould............ 9,420,262 97.29%  57.52% 262,844   2.71%     1.60%
(d) Roger G. Ibbotson........ 9,421,727 97.30%  57.53% 261,379   2.70%     1.60%
(e) Edward P. Lazear......... 9,420,262 97.29%  57.52% 262,844   2.71%     1.60%
(f) Eduardo A. Repetto....... 9,420,262 97.29%  57.52% 262,844   2.71%     1.60%
(g) Myron S. Scholes......... 9,421,727 97.30%  57.53% 261,379   2.70%     1.60%
(h) Abbie J. Smith........... 9,421,727 97.30%  57.53% 261,379   2.70%     1.60%

Proposal 2: Approval of a "Manager of Managers" Structure

           % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN  Broker   % Broker
FOR          FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S   Non-Vote  Non-Vote
---        ------- ------ ------- ------- --------- ------- ------- --------- --------- --------
6,767,677  69.89%  41.33% 134,642  1.39%    0.82%   119,151  1.23%    0.73%   2,661,636  27.49%

Proposal 4: Approval of an Updated Investment Management Agreement with Dimensional Fund Advisors LP

           % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN  Broker   % Broker
FOR          FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S   Non-Vote  Non-Vote
---        ------- ------ ------- ------- --------- ------- ------- --------- --------- --------
6,838,990  70.63%  41.76% 103,910  1.07%    0.63%   78,572   0.81%    0.48%   2,661,636  27.49%

Proposal 5: Approval of an Amendment to the Fundamental Investment Limitation Regarding Investment in Commodities

           % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN  Broker   % Broker
FOR          FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S   Non-Vote  Non-Vote
---        ------- ------ ------- ------- --------- ------- ------- --------- --------- --------
6,741,608  69.62%  41.17% 146,443  1.51%    0.89%   133,419  1.38%    0.81%   2,661,636  27.49%

World ex U.S. Value Portfolio

Proposal 1: Election of Directors/Trustees

                                        % Voted % FOR           % Voted  % WITHHOLD
                                 FOR      FOR   of O/S WITHHOLD WITHHOLD   of O/S
                              --------- ------- ------ -------- -------- ----------
(a) David G. Booth........... 9,324,786 99.49%  89.76%  47,352   0.51%     0.46%
(b) George M. Constantinides. 9,325,671 99.50%  89.77%  46,467   0.50%     0.45%
(c) John P. Gould............ 9,325,671 99.50%  89.77%  46,467   0.50%     0.45%
(d) Roger G. Ibbotson........ 9,324,786 99.49%  89.76%  47,352   0.51%     0.46%
(e) Edward P. Lazear......... 9,324,533 99.49%  89.76%  47,605   0.51%     0.46%
(f) Eduardo A. Repetto....... 9,324,533 99.49%  89.76%  47,605   0.51%     0.46%
(g) Myron S. Scholes......... 9,323,189 99.48%  89.75%  48,949   0.52%     0.47%
(h) Abbie J. Smith........... 9,325,671 99.50%  89.77%  46,467   0.50%     0.45%

Proposal 2: Approval of a "Manager of Managers" Structure

           % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN  Broker   % Broker
FOR          FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S   Non-Vote  Non-Vote
---        ------- ------ ------- ------- --------- ------- ------- --------- --------- --------
6,927,565  73.92%  66.69% 10,437   0.11%    0.10%   15,987   0.17%    0.15%   2,418,149  25.80%

Proposal 4: Approval of an Updated Investment Management Agreement with Dimensional Fund Advisors LP

           % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN  Broker   % Broker
FOR          FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S   Non-Vote  Non-Vote
---        ------- ------ ------- ------- --------- ------- ------- --------- --------- --------
6,930,042  73.94%  66.71%  7,961   0.08%    0.08%   15,987   0.17%    0.15%   2,418,149  25.80%

Proposal 5: Approval of an Amendment to the Fundamental Investment Limitation Regarding Investment in Commodities

           % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN  Broker   % Broker
FOR          FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S   Non-Vote  Non-Vote
---        ------- ------ ------- ------- --------- ------- ------- --------- --------- --------
6,904,489  73.67%  66.46% 32,375   0.35%    0.31%   17,125   0.18%    0.16%   2,418,149  25.80%

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (Unaudited)

--------------------------------------------------------------------------------
DFA COMMODITY STRATEGY PORTFOLIO VS.
BLOOMBERG COMMODITY INDEX TOTAL RETURN
November 9, 2010-October 31, 2015

                                    [CHART]


                DFA Commodity Strategy       Bloomberg Commodity Index
                       Portfolio                   Total Return
                ----------------------    -----------------------------
11/1/2010               $10,000                      $10,000
11/1/2010                 9,480                        9,414
12/1/2010                10,464                       10,420
 1/1/2011                10,584                       10,525
 2/1/2011                10,804                       10,664
 3/1/2011                11,010                       10,884
 4/1/2011                11,440                       11,261
 5/1/2011                10,889                       10,691
 6/1/2011                10,337                       10,152
 7/1/2011                10,678                       10,452
 8/1/2011                10,788                       10,557
 9/1/2011                 9,187                        9,001
10/1/2011                 9,798                        9,597
11/1/2011                 9,538                        9,384
12/1/2011                 9,199                        9,032
 1/1/2012                 9,480                        9,256
 2/1/2012                 9,752                        9,506
 3/1/2012                 9,360                        9,112
 4/1/2012                 9,299                        9,074
 5/1/2012                 8,494                        8,245
 6/1/2012                 8,889                        8,698
 7/1/2012                 9,494                        9,261
 8/1/2012                 9,676                        9,381
 9/1/2012                 9,840                        9,541
10/1/2012                 9,497                        9,171
11/1/2012                 9,547                        9,176
12/1/2012                 9,321                        8,937
 1/1/2013                 9,544                        9,151
 2/1/2013                 9,169                        8,777
 3/1/2013                 9,229                        8,836
 4/1/2013                 8,996                        8,590
 5/1/2013                 8,763                        8,397
 6/1/2013                 8,304                        8,001
 7/1/2013                 8,436                        8,110
 8/1/2013                 8,730                        8,386
 9/1/2013                 8,529                        8,172
10/1/2013                 8,438                        8,051
11/1/2013                 8,397                        7,987
12/1/2013                 8,473                        8,086
 1/1/2014                 8,565                        8,110
 2/1/2014                 9,156                        8,616
 3/1/2014                 9,200                        8,651
 4/1/2014                 9,435                        8,862
 5/1/2014                 9,200                        8,607
 6/1/2014                 9,271                        8,658
 7/1/2014                 8,822                        8,227
 8/1/2014                 8,750                        8,141
 9/1/2014                 8,208                        7,634
10/1/2014                 8,178                        7,573
11/1/2014                 7,789                        7,265
12/1/2014                 7,234                        6,711
 1/1/2015                 7,028                        6,486
 2/1/2015                 7,203                        6,654
 3/1/2015                 6,853                        6,312
 4/1/2015                 7,234                        6,674
 5/1/2015                 7,028                        6,494
 6/1/2015                 7,141                        6,606
 7/1/2015                 6,378                        5,904
 8/1/2015                 6,306                        5,850               Past performance is not predictive of
 9/1/2015                 6,120                        5,650               future performance.
10/1/2015                 6,120                        5,625               The returns shown do not reflect the
                                                                           deduction of taxes that a shareholder
           Average Annual          One             Since                   would pay on fund distributions or the
           Total Return            Year          Inception                 redemption of fund shares.
           -------------------------------------------------------         Bloomberg data provided by Bloomberg
                                  -25.16%         -9.40%                   Finance L.P.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     MANAGEMENT'S DISCUSSION AND ANALYSIS
                                  (Unaudited)



 Commodity Market Review                     12 Months Ended October 31, 2015

   During the fiscal year ended October 31, 2015, the Bloomberg Commodity Index Total Return fell 25.72%. The energy sector experienced a decline of 46.7%. Industrial metals fell 28.4% and agriculture was down 15.1%. Livestock declined 18.7%. Precious metals was the best performing sector of the group with a drop of 3.5%. Of the 22 components in the Index, no single component posted a positive return during the period.

DFA Commodity Strategy Portfolio

   The DFA Commodity Strategy Portfolio seeks total return consisting of capital appreciation and current income. The Portfolio generally invests in commodity-linked derivative instruments and fixed income investments. The Portfolio, through its wholly owned subsidiary Dimensional Cayman Commodity Fund I LTD, gains exposure to commodities markets by investing in derivative instruments, swap agreements, and other commodity-linked instruments. The Portfolio pursues commodity exposure based on sector weights of the Bloomberg Commodity Index Total Return. In pursuing the fixed income portion of the Portfolio's investment strategy, Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") identifies a broadly-diversified universe of eligible U.S. and foreign fixed income securities with defined maturity ranges and credit quality characteristics and then seeks to purchase a broad and diverse portfolio of securities meeting these credit quality standards. In making these purchase decisions, if the anticipated term premium is greater for longer-term securities in the eligible maturity range, Dimensional will generally focus investment in that longer-term area; otherwise, the Portfolio will generally focus investment in the short-term range of the eligible maturity range.

   For the 12 months ended October 31, 2015, the total return was -25.16% for the Portfolio versus -25.72% for the Bloomberg Commodity Index Total Return. The Portfolio's relative outperformance was attributable to the combination of differences in the management of futures contracts and the Portfolio's investment in fixed income securities.

   The Portfolio gained exposure to commodities primarily through the use of commodity swap contracts. To a lesser extent, the Portfolio gained exposure to commodities through the use of commodity futures. The Portfolio's commodity swaps provided exposure to the 22 commodities found in the Bloomberg Commodity Index, whose returns for the period ranged from -1.3% (cotton) to -51.1% (natural gas). In addition, the Portfolio also invests in fixed income securities. The Portfolio's fixed income duration decreased slightly from 1.85 to 1.84 years during the period. The Portfolio benefited from exposure to longer-term bonds relative to its shorter-term obligations on its commodity swap and futures contracts.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DFA COMMODITY STRATEGY PORTFOLIO

                   CONSOLIDATED DISCLOSURE OF FUND EXPENSES
                                  (Unaudited)

   The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Table below illustrates your fund's costs in two ways.

   Actual Fund Return

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   Hypothetical Example for Comparison Purposes

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                           Six Months Ended October 31, 2015
   EXPENSE TABLES
                                     Beginning  Ending              Expenses
                                      Account  Account   Annualized   Paid
                                       Value    Value     Expense    During
                                     05/01/15  10/31/15    Ratio*   Period*
                                     --------- --------- ---------- --------
   DFA Commodity Strategy Portfolio
   --------------------------------
   Actual Fund Return............... $1,000.00 $  845.90    0.34%    $1.58
   Hypothetical 5% Annual Return.... $1,000.00 $1,023.49    0.34%    $1.73

----------

* DFA Commodity Strategy Portfolio wholly owns Dimensional Cayman Commodity Fund I, LTD. The expenses shown reflect the combined expenses of Dimensional Cayman Commodity Fund I, LTD. and DFA Commodity Strategy Portfolio. Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DFA COMMODITY STRATEGY PORTFOLIO

                 CONSOLIDATED DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (Unaudited)

   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on September 29, 2015. They are available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

                       DFA Commodity Strategy Portfolio
              Corporate....................................  36.0%
              Foreign Corporate............................  13.5%
              Foreign Government...........................  22.7%
              Government...................................  19.8%
              Supranational................................   8.0%
                                                            -----
                                                            100.0%

                       DFA COMMODITY STRATEGY PORTFOLIO

                     CONSOLIDATED SCHEDULE OF INVESTMENTS

                               October 31, 2015

                                                     Face
                                                    Amount^   Value+
                                                    -------   ------
                                                     (000)
BONDS -- (71.7%)
AUSTRALIA -- (3.9%)
Australia & New Zealand Banking Group, Ltd.
     1.250%, 01/10/17.............................. $ 4,500 $ 4,514,711
     1.250%, 06/13/17..............................  10,000  10,001,150
BHP Billiton Finance USA, Ltd.
     1.625%, 02/24/17..............................   5,000   5,019,565
Commonwealth Bank of Australia
     1.125%, 03/13/17..............................   3,737   3,741,200
     1.900%, 09/18/17..............................   7,000   7,069,405
National Australia Bank, Ltd.
     1.300%, 07/25/16..............................   5,000   5,024,940
Westpac Banking Corp.
     1.200%, 05/19/17..............................   7,500   7,503,645
     2.000%, 08/14/17..............................   3,000   3,031,521
                                                            -----------
TOTAL AUSTRALIA....................................          45,906,137
                                                            -----------

CANADA -- (4.4%)
Canadian National Railway Co.
     1.450%, 12/15/16..............................   1,775   1,787,814
Canadian Natural Resources, Ltd.
     5.700%, 05/15/17..............................   3,000   3,157,101
Ontario, Province of Canada
     1.100%, 10/25/17..............................  10,000   9,987,910
     1.200%, 02/14/18..............................  15,000  14,981,790
Royal Bank of Canada
     1.500%, 01/16/18..............................   6,180   6,177,571
Thomson Reuters Corp.
     1.650%, 09/29/17..............................   5,092   5,090,997
Toronto-Dominion Bank (The)
     1.400%, 04/30/18..............................  10,000   9,978,600
                                                            -----------
TOTAL CANADA.......................................          51,161,783
                                                            -----------

FINLAND -- (1.3%)
Municipality Finance P.L.C.
     2.375%, 05/16/16..............................  15,000  15,149,670
                                                            -----------

FRANCE -- (1.6%)
BNP Paribas SA
     2.375%, 09/14/17..............................   6,140   6,237,755
Orange SA
     2.750%, 09/14/16..............................   4,000   4,061,004
Societe Generale SA
     2.750%, 10/12/17..............................   7,000   7,139,902
Total Capital International SA
     1.550%, 06/28/17..............................   1,040   1,048,300
                                                            -----------
TOTAL FRANCE.......................................          18,486,961
                                                            -----------

GERMANY -- (1.3%)
Deutsche Bank AG
     6.000%, 09/01/17..............................   4,300   4,620,655

                                                     Face
                                                    Amount^   Value+
                                                    -------   ------
                                                     (000)
GERMANY -- (Continued)
Landeskreditbank Baden- Wuerttemberg Foerderbank
     2.250%, 07/15/16.............................. $10,000 $10,118,700
                                                            -----------
TOTAL GERMANY......................................          14,739,355
                                                            -----------

ITALY -- (0.1%)
Intesa Sanpaolo SpA
     3.875%, 01/16/18..............................   1,500   1,548,308
                                                            -----------

JAPAN -- (3.1%)
Japan Bank for International Cooperation
     1.125%, 07/19/17..............................  15,000  15,012,510
Japan Finance Organization for Municipalities
     1.500%, 09/12/17..............................  13,000  13,035,204
Mizuho Bank, Ltd.
     1.550%, 10/17/17..............................   7,700   7,670,524
Nomura Holdings, Inc.
     2.000%, 09/13/16..............................   1,000   1,005,949
                                                            -----------
TOTAL JAPAN........................................          36,724,187
                                                            -----------

NETHERLANDS -- (3.1%)
Aegon NV
     4.625%, 12/01/15..............................   2,149   2,156,923
Bank Nederlandse Gemeenten NV
     1.375%, 09/27/17..............................  10,000  10,071,260
Cooperatieve Centrale Raiffeisen- Boerenleenbank
 BA
     1.700%, 03/19/18..............................   2,800   2,814,473
Deutsche Telekom International Finance BV
     5.750%, 03/23/16..............................     760     773,977
Enel Finance International NV
     6.250%, 09/15/17..............................   4,300   4,646,408
Heineken NV
     1.400%, 10/01/17..............................   2,500   2,501,120
Koninklijke Philips NV
     5.750%, 03/11/18..............................   6,725   7,288,508
Shell International Finance BV
     1.125%, 08/21/17..............................   6,000   6,010,644
                                                            -----------
TOTAL NETHERLANDS..................................          36,263,313
                                                            -----------

SPAIN -- (0.6%)
Telefonica Emisiones SAU
     6.221%, 07/03/17..............................   2,000   2,149,464
     3.192%, 04/27/18..............................   4,800   4,923,192
                                                            -----------
TOTAL SPAIN........................................           7,072,656
                                                            -----------

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED

                                                   Face
                                                  Amount^   Value+
                                                  -------   ------
                                                   (000)
SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (0.4%)
European Bank for Reconstruction & Development
    0.750%, 09/01/17.............................  $5,000 $ 4,990,285
                                                          -----------

SWEDEN -- (1.3%)
Kommuninvest I Sverige AB
    1.625%, 02/13/17.............................   4,500   4,548,258
Svensk Exportkredit AB
    2.125%, 07/13/16.............................   5,000   5,054,695
Svenska Handelsbanken AB
    3.125%, 07/12/16.............................   1,141   1,160,687
    1.625%, 03/21/18.............................   5,000   5,003,250
                                                          -----------
TOTAL SWEDEN.....................................          15,766,890
                                                          -----------

SWITZERLAND -- (1.3%)
Credit Suisse New York
    1.375%, 05/26/17.............................   4,000   3,997,776
    1.700%, 04/27/18.............................   2,000   1,993,618
UBS AG
    5.875%, 12/20/17.............................   6,104   6,617,572
    1.800%, 03/26/18.............................   2,000   2,003,412
                                                          -----------
TOTAL SWITZERLAND................................          14,612,378
                                                          -----------

UNITED KINGDOM -- (2.7%)
Barclays Bank P.L.C.
    5.000%, 09/22/16.............................     700     724,410
BP Capital Markets P.L.C.
    2.248%, 11/01/16.............................   5,000   5,063,630
British Telecommunications P.L.C.
    1.250%, 02/14/17.............................   1,200   1,199,609
Diageo Capital P.L.C.
    5.500%, 09/30/16.............................   2,000   2,082,460
    1.500%, 05/11/17.............................   6,500   6,518,102
GlaxoSmithKline Capital P.L.C.
    1.500%, 05/08/17.............................   5,000   5,038,095
Lloyds Bank P.L.C.
    1.750%, 03/16/18.............................   3,015   3,022,206
Rio Tinto Finance USA P.L.C.
    1.625%, 08/21/17.............................   1,525   1,519,417
Vodafone Group P.L.C.
    1.625%, 03/20/17.............................   4,951   4,951,010
    1.625%, 03/20/17.............................   1,000     999,876
    1.250%, 09/26/17.............................     750     745,525
                                                          -----------
TOTAL UNITED KINGDOM.............................          31,864,340
                                                          -----------

UNITED STATES -- (46.6%)
AbbVie, Inc.
    1.200%, 11/06/15.............................   3,000   3,000,120
ACE INA Holdings, Inc.
    2.600%, 11/23/15.............................   2,345   2,347,490
Actavis, Inc.
    1.875%, 10/01/17.............................   7,500   7,487,475

                                                   Face
                                                  Amount^   Value+
                                                  -------   ------
                                                   (000)
UNITED STATES -- (Continued)
Air Products & Chemicals, Inc.
    2.000%, 08/02/16............................. $ 3,000 $ 3,025,848
American Express Co.
    7.000%, 03/19/18.............................   6,799   7,632,714
American Honda Finance Corp.
    1.550%, 12/11/17.............................   7,605   7,633,055
Ameriprise Financial, Inc.
    5.650%, 11/15/15.............................     813     814,106
Amgen, Inc.
    2.125%, 05/15/17.............................   2,500   2,532,820
Anadarko Petroleum Corp.
    5.950%, 09/15/16.............................   5,000   5,184,345
Anheuser-Busch Cos., LLC
    5.600%, 03/01/17.............................   5,000   5,268,755
Anheuser-Busch InBev Worldwide, Inc.
    1.375%, 07/15/17.............................   1,000     996,552
Anthem, Inc.
    5.875%, 06/15/17.............................   3,100   3,308,373
Apple, Inc.
    1.050%, 05/05/17.............................  10,000  10,034,220
    1.000%, 05/03/18.............................   5,000   4,985,830
Assurant, Inc.
    2.500%, 03/15/18.............................     203     204,826
AT&T, Inc.
    1.400%, 12/01/17.............................   3,400   3,400,010
AutoZone, Inc.
    6.950%, 06/15/16.............................   2,500   2,589,490
Bank of America Corp.
    3.750%, 07/12/16.............................   1,200   1,223,188
    3.875%, 03/22/17.............................   3,600   3,720,132
    2.000%, 01/11/18.............................   1,000   1,004,372
Baxter International, Inc.
    1.850%, 06/15/18.............................   2,800   2,801,988
BB&T Corp.
    1.450%, 01/12/18.............................   1,250   1,246,955
Becton Dickinson and Co.
    1.750%, 11/08/16.............................   1,500   1,510,736
    1.450%, 05/15/17.............................   2,000   1,999,668
    1.800%, 12/15/17.............................   6,340   6,374,990
Berkshire Hathaway, Inc.
    1.550%, 02/09/18.............................   2,500   2,520,775
Branch Banking & Trust Co.
    1.000%, 04/03/17.............................   2,600   2,594,868
Cardinal Health, Inc.
    1.900%, 06/15/17.............................   5,000   5,034,835
    1.700%, 03/15/18.............................   5,239   5,245,591
CenterPoint Energy Resources Corp.
    6.150%, 05/01/16.............................   1,883   1,930,887
Chevron Corp.
    1.104%, 12/05/17.............................   3,500   3,502,415
    1.718%, 06/24/18.............................   1,425   1,440,166
Citigroup, Inc.
    1.350%, 03/10/17.............................   2,000   1,998,776
    6.000%, 08/15/17.............................   6,860   7,381,641

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED

                                                   Face
                                                  Amount^   Value+
                                                  -------   ------
                                                   (000)
UNITED STATES -- (Continued)
Comcast Corp.
    4.950%, 06/15/16............................. $ 1,700 $ 1,744,936
ConAgra Foods, Inc.
    5.819%, 06/15/17.............................   7,147   7,608,174
    1.900%, 01/25/18.............................   2,594   2,580,166
ConocoPhillips Co.
    1.050%, 12/15/17.............................   3,000   2,984,493
    1.500%, 05/15/18.............................   6,500   6,494,956
Coventry Health Care, Inc.
    5.950%, 03/15/17.............................   1,159   1,229,403
    5.950%, 03/15/17.............................   3,150   3,341,759
CSX Corp.
    6.250%, 03/15/18.............................   5,731   6,335,901
CVS Health Corp.
    5.750%, 06/01/17.............................   3,000   3,207,606
Daimler Finance North America LLC
    1.650%, 03/02/18.............................  10,860  10,797,012
Danaher Corp.
    1.650%, 09/15/18.............................   2,000   2,007,594
DIRECTV Holdings, LLC / DIRECTV Financing Co.,
 Inc.
    2.400%, 03/15/17.............................   5,044   5,110,530
Duke Energy Corp.
    1.625%, 08/15/17.............................   1,019   1,022,631
Eastman Chemical Co.
    2.400%, 06/01/17.............................   3,000   3,033,738
eBay, Inc.
    1.350%, 07/15/17.............................   8,000   7,951,672
EMC Corp.
    1.875%, 06/01/18.............................   9,465   9,048,483
EOG Resources, Inc.
    2.500%, 02/01/16.............................   6,000   6,020,466
Express Scripts Holding Co.
    3.125%, 05/15/16.............................   1,975   1,998,202
Exxon Mobil Corp.
    1.305%, 03/06/18.............................  25,430  25,552,420
Fifth Third Bank
    0.900%, 02/26/16.............................   2,000   1,999,232
    1.450%, 02/28/18.............................   8,000   7,936,552
Ford Motor Credit Co. LLC
    1.500%, 01/17/17.............................   4,500   4,488,039
    5.000%, 05/15/18.............................   1,500   1,593,069
General Mills, Inc.
    5.700%, 02/15/17.............................   8,250   8,719,961
Gilead Sciences, Inc.
    1.850%, 09/04/18.............................   8,531   8,617,223
GlaxoSmithKline Capital, Inc.
    5.650%, 05/15/18.............................   1,028   1,136,290
Goldman Sachs Group, Inc. (The)
    6.250%, 09/01/17.............................   3,000   3,259,674
    5.950%, 01/18/18.............................   3,000   3,271,011
Harris Corp.
    1.999%, 04/27/18.............................   8,500   8,430,750
Hershey Co. (The)
    1.600%, 08/21/18.............................   2,300   2,306,155

                                                   Face
                                                  Amount^   Value+
                                                  -------   ------
                                                   (000)
UNITED STATES -- (Continued)
Hess Corp.
    1.300%, 06/15/17.............................  $5,625 $5,575,933
HSBC USA, Inc.
    1.625%, 01/16/18.............................   7,675  7,647,646
Intel Corp.
    1.350%, 12/15/17.............................   6,000  6,027,234
John Deere Capital Corp.
    1.200%, 10/10/17.............................     398    397,563
Johnson Controls, Inc.
    5.500%, 01/15/16.............................   1,282  1,292,916
    2.600%, 12/01/16.............................   3,475  3,525,540
JPMorgan Chase & Co.
    2.000%, 08/15/17.............................   9,750  9,836,648
Kellogg Co.
    1.875%, 11/17/16.............................   1,000  1,007,961
    1.750%, 05/17/17.............................   3,000  3,017,490
KeyBank NA
    1.100%, 11/25/16.............................   6,000  6,008,094
Kinder Morgan Energy Partners L.P.
    6.000%, 02/01/17.............................     830    864,004
Kraft Foods Group, Inc.
    2.250%, 06/05/17.............................   4,177  4,230,758
Laboratory Corp. of America Holdings
    2.200%, 08/23/17.............................   6,000  6,060,858
Marathon Oil Corp.
    0.900%, 11/01/15.............................   1,140  1,140,000
Marsh & McLennan Cos., Inc.
    2.300%, 04/01/17.............................     680    689,054
Mattel, Inc.
    1.700%, 03/15/18.............................   7,000  6,925,968
McDonald's Corp.
    5.800%, 10/15/17.............................     900    974,416
    5.350%, 03/01/18.............................   2,000  2,170,406
McKesson Corp.
    1.400%, 03/15/18.............................   6,000  5,946,054
Morgan Stanley
    3.800%, 04/29/16.............................   2,400  2,436,420
    4.750%, 03/22/17.............................   2,430  2,539,297
Mylan, Inc.
    1.350%, 11/29/16.............................   7,038  6,980,211
Nucor Corp.
    5.750%, 12/01/17.............................   3,019  3,240,320
NYSE Euronext
    2.000%, 10/05/17.............................   6,730  6,807,557
Occidental Petroleum Corp.
    1.750%, 02/15/17.............................   1,722  1,735,702
Omnicom Group, Inc.
    5.900%, 04/15/16.............................     750    766,081
ONEOK Partners L.P.
    2.000%, 10/01/17.............................   3,220  3,170,995
Oracle Corp.
    1.200%, 10/15/17.............................   5,000  5,019,515
    5.750%, 04/15/18.............................   1,500  1,655,130

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED

                                                   Face
                                                  Amount^   Value+
                                                  -------   ------
                                                   (000)
UNITED STATES -- (Continued)
PACCAR Financial Corp.
    1.750%, 08/14/18............................. $ 1,900 $ 1,907,788
Panhandle Eastern Pipe Line Co. L.P.
#   6.200%, 11/01/17.............................   3,550   3,820,805
Pfizer, Inc.
    1.500%, 06/15/18.............................   1,000   1,001,178
Philip Morris International, Inc.
    2.500%, 05/16/16.............................   1,222   1,234,703
    5.650%, 05/16/18.............................   6,500   7,168,226
Phillips 66
    2.950%, 05/01/17.............................   5,000   5,113,630
Pioneer Natural Resources Co.
    6.650%, 03/15/17.............................   3,450   3,638,991
PNC Bank NA
    1.500%, 02/23/18.............................   8,560   8,553,657
PPG Industries, Inc.
    1.900%, 01/15/16.............................   2,050   2,055,217
Provident Cos., Inc.
    7.000%, 07/15/18.............................   3,298   3,693,991
Prudential Financial, Inc.
    6.000%, 12/01/17.............................   2,700   2,941,801
QUALCOMM, Inc.
    1.400%, 05/18/18.............................   9,000   8,959,491
Reynolds American, Inc.
    3.500%, 08/04/16.............................   4,000   4,062,964
    6.750%, 06/15/17.............................   4,500   4,849,695
Santander Bank NA
    2.000%, 01/12/18.............................   4,500   4,481,672
Scripps Networks Interactive, Inc.
    2.700%, 12/15/16.............................   5,000   5,054,800
Southern Co. (The)
    1.300%, 08/15/17.............................   3,000   2,985,519
SunTrust Banks, Inc.
    3.600%, 04/15/16.............................   4,000   4,041,324
Symantec Corp.
    2.750%, 06/15/17.............................   7,278   7,301,734
Thermo Fisher Scientific, Inc.
    2.250%, 08/15/16.............................   1,969   1,984,496
Time Warner Cable, Inc.
    5.850%, 05/01/17.............................   2,047   2,158,881
Total System Services, Inc.
    2.375%, 06/01/18.............................   6,500   6,496,016
UnitedHealth Group, Inc.
    1.400%, 12/15/17.............................  10,500  10,521,084
US Bancorp
    1.650%, 05/15/17.............................   3,250   3,278,434
US Bank NA
    1.100%, 01/30/17.............................   6,000   6,014,466
Verizon Communications, Inc.
    0.700%, 11/02/15.............................   2,370   2,370,000
    3.650%, 09/14/18.............................   5,000   5,273,610
Viacom, Inc.
    3.500%, 04/01/17.............................   1,000   1,023,726

                                                     Face
                                                    Amount^      Value+
                                                    -------      ------
                                                     (000)
UNITED STATES -- (Continued)
Walt Disney Co. (The)
      1.125%, 02/15/17............................. $  2,000 $    2,010,200
      1.500%, 09/17/18.............................    5,000      5,020,865
Wells Fargo & Co.
      2.625%, 12/15/16.............................    6,000      6,112,938
      1.500%, 01/16/18.............................    2,700      2,709,777
Western Union Co. (The)
      5.930%, 10/01/16.............................    2,348      2,443,395
Whirlpool Corp.
      1.350%, 03/01/17.............................    2,000      1,999,712
Whirpool Corp.
      1.650%, 11/01/17.............................    8,000      8,010,984
Zoetis, Inc.
      1.875%, 02/01/18.............................    6,564      6,534,580
                                                             --------------
TOTAL UNITED STATES................................             546,326,231
                                                             --------------
TOTAL BONDS........................................             840,612,494
                                                             --------------

AGENCY OBLIGATIONS -- (1.7%)
Federal Home Loan Bank
      2.250%, 09/08/17                                10,000     10,265,200
Federal Home Loan Mortgage Corporation
      1.000%, 07/28/17.............................   10,000     10,031,070
                                                             --------------
TOTAL AGENCY OBLIGATIONS...........................              20,296,270
                                                             --------------

U.S. TREASURY OBLIGATIONS -- (26.4%)
U.S. Treasury Notes
^^++  0.500%, 07/31/17.............................  159,000    158,536,197
      1.375%, 06/30/18.............................  149,000    150,590,873
                                                             --------------
TOTAL U.S. TREASURY OBLIGATIONS....................             309,127,070
                                                             --------------
TOTAL INVESTMENT SECURITIES........................           1,170,035,834
                                                             --------------

                                                    Shares
                                                    ------
SECURITIES LENDING COLLATERAL -- (0.2%)
(S)@  DFA Short Term Investment Fund...............  202,658      2,344,750
                                                             --------------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $1,172,601,409)............................           $1,172,380,584
                                                             ==============

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of October 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                Investments in Securities (Market Value)
                                          ---------------------------------------------------
                                            Level 1        Level 2     Level 3      Total
                                          -----------  --------------  ------- --------------
Bonds
  Australia..............................          --  $   45,906,137    --    $   45,906,137
  Canada.................................          --      51,161,783    --        51,161,783
  Finland................................          --      15,149,670    --        15,149,670
  France.................................          --      18,486,961    --        18,486,961
  Germany................................          --      14,739,355    --        14,739,355
  Italy..................................          --       1,548,308    --         1,548,308
  Japan..................................          --      36,724,187    --        36,724,187
  Netherlands............................          --      36,263,313    --        36,263,313
  Spain..................................          --       7,072,656    --         7,072,656
  Supranational Organization Obligations.          --       4,990,285    --         4,990,285
  Sweden.................................          --      15,766,890    --        15,766,890
  Switzerland............................          --      14,612,378    --        14,612,378
  United Kingdom.........................          --      31,864,340    --        31,864,340
  United States..........................          --     546,326,231    --       546,326,231
Agency Obligations.......................          --      20,296,270    --        20,296,270
U.S. Treasury Obligations................          --     309,127,070    --       309,127,070
Securities Lending Collateral............          --       2,344,750    --         2,344,750
Swap Agreements**........................          --      (1,364,377)   --        (1,364,377)
Futures Contracts**...................... $(1,133,454)             --    --        (1,133,454)
                                          -----------  --------------    --    --------------
TOTAL.................................... $(1,133,454) $1,171,016,207    --    $1,169,882,753
                                          ===========  ==============    ==    ==============

  **Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.
                       DFA COMMODITY STRATEGY PORTFOLIO

               CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2015
          (Amounts in thousands, except share and per share amounts)

ASSETS:
Investments at Value (including $2,297 of securities on loan).......................... $  1,170,036
Collateral from Securities on Loan Invested in Affiliate at Value & Cost...............        2,345
Segregated Cash for Swaps Contracts....................................................        3,162
Cash...................................................................................       26,570
Receivables:
  Investment Securities Sold...........................................................        3,583
  Interest.............................................................................        6,242
  Fund Shares Sold.....................................................................        1,835
  Futures Margin Variation.............................................................          339
Unrealized Gain on Swap Contracts......................................................        4,423
Prepaid Expenses and Other Assets......................................................           50
                                                                                        ------------
     Total Assets......................................................................    1,218,585
                                                                                        ------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned.....................................................        2,345
  Fund Shares Redeemed.................................................................        2,994
  Due to Advisor.......................................................................          311
Unrealized Loss on Swap Contracts......................................................        5,787
Accrued Expenses and Other Liabilities.................................................           77
                                                                                        ------------
     Total Liabilities.................................................................       11,514
                                                                                        ------------
NET ASSETS............................................................................. $  1,207,071
                                                                                        ============
SHARES OUTSTANDING, $0.01 PAR VALUE (1)................................................  203,423,046
                                                                                        ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE............................... $       5.93
                                                                                        ============
Investments at Cost.................................................................... $  1,170,257
                                                                                        ============
NET ASSETS CONSIST OF:
Paid-In Capital........................................................................ $  1,209,741
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income).         (102)
Accumulated Net Realized Gain (Loss)...................................................          155
Net Unrealized Appreciation (Depreciation).............................................       (2,723)
                                                                                        ------------
NET ASSETS............................................................................. $  1,207,071
                                                                                        ============
(1) NUMBER OF SHARES AUTHORIZED........................................................  800,000,000
                                                                                        ============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.
                       DFA COMMODITY STRATEGY PORTFOLIO

                     CONSOLIDATED STATEMENT OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2015
                            (Amounts in thousands)

Investment Income
  Interest.......................................................................................... $  13,266
  Income from Securities Lending....................................................................        16
                                                                                                     ---------
     Total Investment Income........................................................................    13,282
                                                                                                     ---------
Expenses
  Investment Advisory Services Fees.................................................................     4,385
  Accounting & Transfer Agent Fees..................................................................        73
  Custodian Fees....................................................................................        50
  Filing Fees.......................................................................................       131
  Shareholders' Reports.............................................................................        82
  Directors'/Trustees' Fees & Expenses..............................................................         6
  Professional Fees.................................................................................        26
  Other.............................................................................................        72
                                                                                                     ---------
     Total Expenses.................................................................................     4,825
                                                                                                     ---------
  Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor (Note D).      (793)
  Fees Paid Indirectly (Note C).....................................................................       (17)
                                                                                                     ---------
  Net Expenses......................................................................................     4,015
                                                                                                     ---------
  Net Investment Income (Loss)......................................................................     9,267
                                                                                                     ---------
Realized and Unrealized Gain (Loss)
  Net Realized Gain (Loss) on:
    Investment Securities Sold......................................................................    (8,732)
    Futures.........................................................................................   (17,337)
    Swap Contracts..................................................................................  (339,100)
    Foreign Currency Transactions...................................................................     5,799
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency......................................................     4,896
    Futures.........................................................................................        84
    Swap Contracts..................................................................................    11,136
    Translation of Foreign Currency Denominated Amounts.............................................    (1,816)
                                                                                                     ---------
  Net Realized and Unrealized Gain (Loss)...........................................................  (345,070)
                                                                                                     ---------
Net Increase (Decrease) in Net Assets Resulting from Operations..................................... $(335,803)
                                                                                                     =========

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.
                       DFA COMMODITY STRATEGY PORTFOLIO

               CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                                                   Year        Year
                                                                                  Ended       Ended
                                                                                 Oct. 31,    Oct. 31,
                                                                                   2015        2014
                                                                                ----------  ----------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)................................................. $    9,267  $    6,522
  Net Realized Gain (Loss) on:
    Investment Securities Sold.................................................     (8,732)      2,967
    Futures....................................................................    (17,337)     (2,034)
    Swap Contracts.............................................................   (339,100)    (49,078)
    Foreign Currency Transactions..............................................      5,799       2,905
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency.................................      4,896      (7,904)
    Futures....................................................................         84        (649)
    Swap Contracts.............................................................     11,136      (6,914)
    Translation of Foreign Currency Denominated Amounts........................     (1,816)      2,590
                                                                                ----------  ----------
     Net Increase (Decrease) in Net Assets Resulting from Operations...........   (335,803)    (51,595)
                                                                                ----------  ----------
Distributions From:
  Net Investment Income:
    Institutional Class Shares.................................................     (9,071)     (4,154)
  Net Short-Term Gains:
    Institutional Class Shares.................................................        (14)       (379)
  Net Long-Term Gains:
    Institutional Class Shares.................................................       (889)       (474)
                                                                                ----------  ----------
     Total Distributions.......................................................     (9,974)     (5,007)
                                                                                ----------  ----------
Capital Share Transactions (1):
  Shares Issued................................................................  1,078,341     761,756
  Shares Issued in Lieu of Cash Distributions..................................      9,738       4,915
  Shares Redeemed..............................................................   (729,422)   (302,192)
                                                                                ----------  ----------
     Net Increase (Decrease) from Capital Share Transactions...................    358,657     464,479
                                                                                ----------  ----------
     Total Increase (Decrease) in Net Assets...................................     12,880     407,877
Net Assets
  Beginning of Year............................................................  1,194,191     786,314
                                                                                ----------  ----------
  End of Year.................................................................. $1,207,071  $1,194,191
                                                                                ==========  ==========
(1) Shares Issued and Redeemed:
  Shares Issued................................................................    159,948      90,096
  Shares Issued in Lieu of Cash Distributions..................................      1,339         566
  Shares Redeemed..............................................................   (107,182)    (36,041)
                                                                                ----------  ----------
     Net Increase (Decrease) from Shares Issued and Redeemed...................     54,105      54,621
                                                                                ==========  ==========
Undistributed Net Investment Income (Distributions in Excess of Net Investment
 Income)....................................................................... $     (102) $    5,939

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.
                       DFA COMMODITY STRATEGY PORTFOLIO

                       CONSOLIDATED FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                                                 Year         Year        Year       Year
                                                                                Ended        Ended       Ended      Ended
                                                                               Oct. 31,     Oct. 31,    Oct. 31,   Oct. 31,
                                                                                 2015         2014        2013       2012
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period........................................ $     8.00   $     8.30   $   9.40   $   9.77
                                                                             ----------   ----------   --------   --------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)..........................................       0.05         0.06       0.06       0.07
  Net Gains (Losses) on Securities (Realized and Unrealized)................      (2.05)       (0.31)     (1.10)     (0.37)
                                                                             ----------   ----------   --------   --------
   Total from Investment Operations.........................................      (2.00)       (0.25)     (1.04)     (0.30)
-----------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.....................................................      (0.06)       (0.04)     (0.04)     (0.06)
  Net Realized Gains........................................................      (0.01)       (0.01)     (0.02)     (0.01)
                                                                             ----------   ----------   --------   --------
   Total Distributions......................................................      (0.07)       (0.05)     (0.06)     (0.07)
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.............................................. $     5.93   $     8.00   $   8.30   $   9.40
============================================================================ ==========   ==========   ========   ========
Total Return................................................................     (25.16)%      (3.08)%   (11.15)%    (3.08)%
-----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)....................................... $1,207,071   $1,194,191   $786,314   $458,079
Ratio of Expenses to Average Net Assets.....................................       0.34%        0.33%      0.34%      0.35%
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived), (Expenses
 Reimbursed), and/or Previously Waived Fees Recovered by Advisor and Fees
 Paid Indirectly)...........................................................       0.40%        0.39%      0.40%      0.41%
Ratio of Net Investment Income to Average Net Assets........................       0.77%        0.65%      0.66%      0.79%
Portfolio Turnover Rate.....................................................        124%         104%        64%        69%
-----------------------------------------------------------------------------------------------------------------------------

                                                                                 Period
                                                                             Nov. 9, 2010(a)
                                                                               to Oct. 31,
                                                                                  2011
-----------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period........................................    $  10.00
                                                                                --------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)..........................................        0.07
  Net Gains (Losses) on Securities (Realized and Unrealized)................       (0.27)
                                                                                --------
   Total from Investment Operations.........................................       (0.20)
-----------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.....................................................       (0.03)
  Net Realized Gains........................................................          --
                                                                                --------
   Total Distributions......................................................       (0.03)
-----------------------------------------------------------------------------------------------
Net Asset Value, End of Period..............................................    $   9.77
============================================================================ ===============
Total Return................................................................       (2.02)%(D)
-----------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands).......................................    $230,781
Ratio of Expenses to Average Net Assets.....................................        0.47%(C)(E)
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived), (Expenses
 Reimbursed), and/or Previously Waived Fees Recovered by Advisor and Fees
 Paid Indirectly)...........................................................        0.53%(C)(E)
Ratio of Net Investment Income to Average Net Assets........................        0.64%(C)(E)
Portfolio Turnover Rate.....................................................          50%(D)
-----------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS


A. Organization:

   DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"), whose shares are generally offered, without a sales charge, to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of eighty-one operational portfolios, one of which, DFA Commodity Strategy Portfolio (the "Portfolio"), is included in this section of the report. The remaining operational portfolios are presented in separate reports.

   The Portfolio wholly owns and controls Dimensional Cayman Commodity Fund I, LTD. (the "Subsidiary"), a company organized under the laws of the Cayman Islands. The Subsidiary is not registered as an investment company under the 1940 Act.

B. Significant Accounting Policies:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Portfolio utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

   Debt securities held by the Portfolio are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities which are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Portfolio may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Futures contracts held by the Portfolio are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy. Swap agreements will be valued at the price provided by an independent third-party pricing service or source. If a price is not available from an independent third-party pricing service or source, the swap agreement will be valued in good faith at fair value in accordance with procedures adopted by the Board. These securities are generally categorized as Level 2 in the hierarchy.

   Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

   A summary of the inputs used to value the Portfolio's investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the consolidated Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   For the year ended October 31, 2015, there were no significant transfers between Level 1 and Level 2 and no significant Level 3 investments held by the Portfolio.

   2. Deferred Compensation Plan: Each eligible Director/Trustee of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors/Trustees may defer payment of all or a portion of their total fees earned as a Director/Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

   Each Director/Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director/Trustee shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's/Trustee's deferred compensation until a date specified by such Director/Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director/Trustee ceases to be a member of the Board; and (ii) five years following the effective date of the Director's/Trustee's first deferral election. If a Director/Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's/Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director/Trustee ceases to be a member of the Board (unless the Director/Trustee files an amended Notice selecting a different distribution date). As of October 31, 2015, none of the Directors/Trustees have requested or received a distribution of proceeds of a deferred fee account.

   3. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolio estimates the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities, utilizing the effective interest method. Expenses directly attributable to the Portfolio are directly charged. Common expenses of the Fund or its Portfolios are allocated using methods approved by the Board, generally based on average net assets.

C. Basis for Consolidation:

   The Subsidiary commenced operations on November 9, 2010. The Portfolio commenced reporting on a consolidated basis as of such commencement date in accordance with the accounting principles relating to reporting of a wholly-owned subsidiary. The Portfolio will seek to gain exposure to commodities, commodities-related instruments, derivatives and other investments by directly investing in those instruments or through investments in the Subsidiary. The Subsidiary participates in the same investment goal as the Portfolio. The Subsidiary pursues its investment goal by investing in commodities, commodities-related instruments, derivatives and other investments. The Subsidiary (unlike the Portfolio) may invest without limitation in these instruments. However, the Subsidiary is otherwise subject to the same fundamental, non-fundamental and certain other investment restrictions as the Portfolio. The portion of the Portfolio's or Subsidiary's assets exposed to any particular commodity, derivative or other investment will vary based on market conditions, but from time to time some exposure could be substantial.

   To the extent of the Portfolio's investment through the Subsidiary, it will be subject to the risks associated with the commodities, derivatives and other instruments in which the Subsidiary invests. By investing in the Subsidiary, the Portfolio is indirectly exposed to the risks associated with the Subsidiary's investments. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by the Portfolio and are subject to the same risks that apply to similar investments if held directly by the Portfolio.

   The Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Internal Revenue Code. Therefore, the Portfolio is required to increase its taxable income by its share of the Subsidiary's income. Net investment losses of the Subsidiary cannot be deducted by the Portfolio in the current period nor carried forward to offset taxable income in future periods.

   As of October 31, 2015, the Portfolio held a $271,362,060 investment in the Subsidiary, representing 22.27% of the Portfolio's total assets. The accompanying consolidated financial statements include all assets, liabilities, revenues and expenses of the Portfolio and its wholly-owned Subsidiary. Intercompany balances and transactions have been eliminated in consolidation.

D. Investment Advisor:

   The Advisor, Dimensional Fund Advisors LP, provides investment advisory services to the Portfolio. On May 8, 2015 and June 10, 2015 at a Special Joint Meeting of Shareholders, shareholders of the Portfolio approved a new investment management agreement, which became effective July 21, 2015, that provides a uniform agreement that increases transparency and better describes all of the services that the Advisor provides to the Portfolio. The rate charged under the new investment management agreement for investment management services is equal to the rate charged under the Portfolio's previous investment advisory agreement with the Advisor. For the year ended October 31, 2015, the investment advisory services/management fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.30% of the Portfolio's average daily net assets.

   Pursuant to an Amended and Restated Fee Waiver and/or Expense Assumption Agreement (the "Fee Waiver Agreement"), the Advisor has contractually agreed to waive all or a portion of the management fee and to assume the expenses of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor but excluding the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses to no more than 0.55% of the Portfolio's average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of the Portfolio are less than the Expense Limitation Amount, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that the amount of such reimbursement is within 36 months and will not cause the annualized Portfolio Expenses of the Portfolio to exceed the Expense Limitation Amount. The Portfolio is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than 36 months before the date of such reimbursement. The Fee Waiver Agreement for the Portfolio will remain in effect through February 28, 2016, and may only be terminated by the Fund's Board of Directors prior to that date. The Fee Waiver Agreement will continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. At October 31, 2015, there were no previously waived fees subject to future recovery by the Advisor.

   The Subsidiary has entered into a separate contract with the Advisor whereby the Advisor or its affiliates provide investment advisory and other services to the Subsidiary. For the investment advisory services it provides, the Advisor is entitled to a fee from the Subsidiary equal to 0.30% of the Subsidiary's average net assets on an annualized basis; however, pursuant to a contractual agreement, the Advisor has agreed to waive the management fee of the Subsidiary.

   For the year ended October 31, 2015, approximately $793 (in thousands) of the Subsidiary's management fees were waived pursuant to the Subsidiary fee waiver agreement.

Earned Income Credit:

   In addition, the Portfolio has entered into an arrangement with its custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Portfolio's custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of each Portfolio's net assets. During the year ended October 31, 2015, expenses reduced were as follows (amounts in thousands):

                                                    Fees Paid
                                                    Indirectly
                                                    ----------
                  DFA Commodity Strategy Portfolio.    $17

Fees Paid to Officers and Directors/Trustees:

   Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the year ended October 31, 2015, the total related amounts paid by the Fund to the CCO were $275 (in thousands). The total related amounts paid by the Portfolio are included in Other Expenses on the Statement of Operations.

E. Deferred Compensation:

   At October 31, 2015, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amount in thousands):

                     DFA Commodity Strategy Portfolio. $10

F. Purchases and Sales of Securities:

   For the year ended October 31, 2015, the Portfolio made the following purchases and sales of investment securities, other than short-term securities (amounts in thousands):

                                     U.S. Government Securities Other Investment Securities
                                     -------------------------- ---------------------------
                                     Purchases       Sales      Purchases       Sales
                                      ----------    ----------  ---------        --------
   DFA Commodity Strategy Portfolio. $1,165,246    $1,076,910   $564,792       $355,143

G. Federal Income Taxes:

   The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains or losses, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2015, primarily attributable to adjustments between financial and tax reporting related to the Subsidiary, the utilization of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for tax purposes, reversal of book income/loss from controlled foreign corporation and net foreign currency gains/losses, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

                                                     Increase       Increase
                                                    (Decrease)     (Decrease)
                                     Increase     Undistributed   Accumulated
                                    (Decrease)    Net Investment  Net Realized
                                  Paid-In Capital     Income     Gains (Losses)
                                  --------------- -------------- --------------
DFA Commodity Strategy Portfolio.    $(353,288)      $(6,237)       $359,525

   The tax character of dividends and distributions declared and paid during the years ended October 31, 2014 and October 31, 2015 were as follows (amounts in thousands):

                                  Net Investment
                                    Income and
                                    Short-Term     Long-Term   Tax Exempt
                                  Capital Gains  Capital Gains   Income   Total
                                  -------------- ------------- ---------- ------
DFA Commodity Strategy Portfolio
2014.............................     $4,533        $  474         --     $5,007
2015.............................      8,966         1,009         --      9,975

   At October 31, 2015, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the utilization of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

                                        Net Investment
                                            Income
                                        and Short-Term   Long-Term
                                        Capital Gains  Capital Gains Total
                                        -------------- ------------- -----
      DFA Commodity Strategy Portfolio.      $--            $16       $16

   At October 31, 2015, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                                  Undistributed                                               Total Net
                                  Net Investment                                            Distributable
                                    Income and   Undistributed                 Unrealized     Earnings
                                    Short-Term     Long-Term   Capital Loss   Appreciation  (Accumulated
                                  Capital Gains  Capital Gains Carryforwards (Depreciation)    Losses)
                                  -------------- ------------- ------------- -------------- -------------
DFA Commodity Strategy Portfolio.      $--           $154           --          $(2,723)       $(2,569)

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by the Portfolio after October 31, 2011 will not be subject to expiration and will retain their character as either short-term or long-term capital losses. In addition, such losses must be utilized prior to the losses incurred in the years preceding enactment. As of October 31, 2015, the Portfolio did not have any capital loss carryforwards.

   At October 31, 2015, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                        Net Unrealized
                                  Federal Tax  Unrealized   Unrealized   Appreciation
                                     Cost     Appreciation Depreciation (Depreciation)
                                  ----------- ------------ ------------ --------------
DFA Commodity Strategy Portfolio. $1,172,601     $1,225      $(1,446)       $(221)

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolio's tax positions and has concluded that no additional provision for income tax is required in the Portfolio's financial statements. The Portfolio is not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolio's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

H. Financial Instruments:

   In accordance with the Portfolio's investment objective and policies, the Portfolio may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolio may be inhibited.

Derivative Financial Instruments:

   Summarized below are the specific types of derivative instruments used by the Portfolio. The Portfolio may gain exposure to commodity markets by investing up to 25% of the Portfolio's total assets in the Subsidiary. The Subsidiary may invest without limitation in commodity-linked notes, swap agreements and other commodity-linked derivative instruments, including futures contracts on individual commodities or a subset of commodities and options on commodities. The accompanying consolidated schedule of investments includes investments of the Portfolio and its wholly-owned Subsidiary.

   2. Forward Currency Contracts: The Portfolio may enter into forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk). The decision to hedge the Portfolio's currency exposure with respect to a foreign market will be based primarily on the Portfolio's existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Portfolio as an unrealized gain or loss, which is presented in the Statement of Operations as the change in unrealized appreciation or depreciation from translation of foreign currency denominated amounts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statement of Operations as a net realized gain or loss on foreign currency transactions.

   3. Commodity-Linked Derivatives: The Portfolio and the Subsidiary invest in commodity-linked derivative instruments, such as swap agreements, commodity options, futures, options on futures, and structured notes. The prices of commodity-linked derivative instruments may move in different directions than investments in traditional equity securities, fixed income securities and commodity spot prices.

   4. Swap Agreements: The Portfolio may enter into swap agreements with respect to commodities, interest rates and indexes of commodities or securities, specific securities and commodities, and mortgage, credit and event-linked swaps, and to the extent the Portfolio may invest in foreign currency-denominated securities, may enter into swap agreements with respect to foreign currencies.

   The Portfolio may enter into swap transactions for any legal purpose consistent with its investment objective and policies, such as for the purpose of attempting to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets, to seek to increase total return (speculation), to protect against currency fluctuations, as a duration management technique, to protect against any increase in the price of securities the Portfolio anticipates purchasing at a later date, or to gain exposure to certain markets in the most economical way possible.

   A swap agreement may be negotiated bilaterally and traded over-the-counter between the two parties (for an uncleared swap), while other swaps must be transacted through a futures commission merchant ("FCM") and cleared through a clearinghouse that serves as a central counterparty (for a cleared swap), and may be traded on swap execution facilities (exchanges). Swap agreements are contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. In an uncleared swap, the swap counterparty is typically a brokerage firm, bank or other financial institution. In a cleared swap, the Portfolio's ultimate counterparty is a central clearinghouse rather than a brokerage firm, bank or other financial institution.

   An investment in a commodity swap agreement may involve the exchange of floating-rate interest payments for the total return on a commodity index. In a total return commodity swap, the Portfolio will receive the price appreciation of a commodity index, a portion of the index, or a single commodity in exchange for paying an agreed-upon fee. The Portfolio may also enter into credit default swap agreements. The "buyer" in a credit default contract is obligated to pay the "seller" a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or "par value," of the reference obligation in exchange for the reference obligation. The Portfolio may be either the buyer or seller in a credit default swap transaction. Credit default swap transactions involve greater risks than if the Portfolio had invested in the reference obligation directly.

   Most swap agreements entered into by the Portfolio will calculate the obligations of the parties to the agreement on a "net" basis, which means that the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. The Portfolio's current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Portfolio) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the segregation of assets determined to be liquid to avoid any potential leveraging of the Portfolio's portfolio.

   Uncleared swaps are typically executed bilaterally with a swap dealer rather than traded on exchanges. Parties to uncleared swaps face greater counterparty credit risk than those engaging in cleared swaps since performance of uncleared swap obligations is the responsibility only of the swap counterparty rather than a clearinghouse, as is the case with cleared swaps. As a result, the Portfolio bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default, insolvency or bankruptcy of a swap agreement counterparty beyond any collateral received. In such an event, the Portfolio will have contractual remedies pursuant to the swap agreements, but bankruptcy and insolvency laws could affect the Portfolio's rights as a creditor. The Portfolio will enter into swap agreements only with counterparties that meet certain standards of creditworthiness as determined by the Advisor's Investment Committee. To the extent that the Portfolio cannot dispose of a swap in the ordinary course of business within seven days at approximately the value at which the Portfolio has valued the swap, the Portfolio will treat the swap as illiquid and subject to its overall limit on illiquid investments of 15% of the Portfolio's net assets.

   The Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010 and implementing rules adopted by the Commodity Futures Trading Commission ("CFTC") currently require the clearing and exchange-trading of the most common types of credit default index swaps and interest rate swaps, and it is expected that additional categories of swaps will in the future be designated as subject to mandatory clearing and trade execution requirements. Central clearing is intended to reduce counterparty credit risk and increase liquidity, but central clearing does not eliminate these risks completely. There is also a risk of loss by the Portfolio of the initial and variation margin deposits in the event of bankruptcy of the FCM with which the Portfolio has an open position, or the central counterparty in a swap contract. The assets of the Portfolio may not be fully protected in the event of the bankruptcy of the FCM or central counterparty because the Portfolio might be limited to recovering only a pro rata share of all available funds and margin segregated on behalf of an FCM's customers.

Futures Activities:

   The Portfolio may enter into commodity, foreign currency, interest rate and commodity or securities index futures contracts and purchase and write (sell) related options traded on exchanges designated by the CFTC or, consistent with CFTC regulations, on foreign exchanges.

   5. Futures Contracts: A commodity futures contract provides for the future sale by one party and the future purchase by the other party of a specified amount of a commodity, such as an energy, agricultural or metal commodity, at a specified price, date, time and place. A foreign currency futures contract provides for the future sale by one party and the future purchase by the other party of a certain amount of a specified non-U.S. currency at a specified price, date, time and place. An interest rate futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specific interest rate sensitive financial instrument (debt security) at a specified price, date, time and place. Securities and commodities indexes are typically capitalization or production weighted, respectively. A securities index or commodities index futures contract is an agreement to be settled by delivery of an amount of cash equal to a specified multiplier times the difference between the value of the index at the close of the last trading day on the contract and the price at which the agreement is made. The clearing house of the exchange on which a futures contract is entered into becomes the counterparty to each purchaser and seller of the futures contract.

   Payments, known as "variation margin," to and from the broker, will be made daily as the currency, financial instrument or index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market." As a result of the small margin deposit that is required, a small change in the market price of a futures contract can produce major losses.

   At any time prior to the expiration of a futures contract, the Portfolio may elect to close the position by taking an opposite position, which will operate to terminate the Portfolio's existing position in the contract. Positions in futures contracts and options on futures contracts (described below) may be closed out only on the exchange on which they were entered into (or through a linked exchange). However, there is no assurance that an active market will exist at any particular time. Once the daily fluctuation limit has been reached in a particular contract, most futures exchanges restrict trades at a price beyond that limit or trading may be suspended for specified periods during the day. Such restrictions prevent prompt liquidation of futures positions at an advantageous price, potentially subjecting the Portfolio to substantial losses. In such event, and in the event of adverse price movements, the Portfolio would be required to make daily cash payments of variation margin. Losses incurred in futures transactions and the costs of these transactions will affect the Portfolio's performance.

   The price volatility of commodity futures contracts has been historically greater than that for traditional securities, such as stocks and bonds, and there are a variety of factors associated with commodity futures contracts which may subject the Portfolio's investments in the contracts to greater volatility than investments in traditional securities.

   6. Options on Futures Contracts: The Portfolio may purchase and write put and call options on foreign currency, interest rate and stock and commodity index futures contracts and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee that such closing transactions can be effected; the ability to establish and close out positions on such options will be subject to the existence of a liquid market.

   An option on a currency, interest rate or commodity or securities index futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time prior to the expiration date of the option. The writer of the option is required upon exercise to assume an offsetting futures position (a short position if the option is a call and a long position if the option is a put). Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account, which represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. The potential loss related to the purchase of an option on a futures contract is limited to the premium paid for the option (plus transaction costs). The value of the option changes daily, and that change is reflected in the net asset value of the Portfolio.

   The Portfolio may enter into options and futures transactions for several purposes, including generating current income to offset expenses or increase return, and as hedges to reduce investment risk, generally by making an investment expected to move in the opposite direction of a portfolio position. A hedge is designed to offset a loss in a portfolio position with a gain in the hedged position; at the same time, however, a properly correlated hedge will result in a gain in the portfolio position being offset by a loss in the hedged position.

   At October 31, 2015, the Subsidiary had the following outstanding commodity-linked futures contracts (dollar amounts in thousands):

                                 Expiration Number of  Contract Unrealized
     Description                    Date    Contracts*  Amount  Gain (Loss)
     -----------                 ---------- ---------- -------- -----------
     Brent Crude Oil Futures....  12/16/15       91    $ 4,578    $   (67)
     CBT Wheat Futures..........  12/14/15       76      1,984         79
     Coffee 'C' Futures.........  12/18/15       22        998        (43)
     Copper Futures.............  12/29/15       72      4,172        (25)
     Corn Futures...............  12/14/15      242      4,625         26
     Cotton No.2 Futures........  12/08/15       33      1,045          8
     Gasoline RBOB Futures......  12/31/15       42      2,419         60
     Gold 100 oz Futures........  12/29/15       65      7,419          1
     KCB Wheat Futures..........  12/14/15       25        617         --
     LME Nickel Futures.........  11/16/15       43      2,591       (145)
     LME Nickel Futures.........  01/18/16       15        905         (2)
     LME Nickel Futures.........  11/16/15      (43)    (2,591)        43
     LME Prime Aluminum Futures.  11/16/15      185      6,719       (666)
     LME Prime Aluminum Futures.  01/18/16       68      2,516       (161)
     LME Prime Aluminum Futures.  11/16/15     (185)    (6,719)       523
     LME Zinc Futures...........  11/16/15       81      3,431       (326)
     LME Zinc Futures...........  01/18/16       30      1,281         12
     LME Zinc Futures...........  11/16/15      (81)    (3,431)        77
     Lean Hogs Futures..........  12/14/15       40        947        (95)
     Live Cattle Futures........  12/31/15       33      1,871         24
     NY Harbor ULSD Futures.....  12/31/15       35      2,269        (42)
     Natural Gas Futures........  12/29/15      202      5,030       (774)
     Silver Futures.............  12/29/15       34      2,646         79
     Soybean Futures............  01/14/16       71      3,144        (17)
     Soybean Meal Futures.......  01/14/16       51      1,546        (12)
     Soybean Oil Futures........  01/14/16       93      1,591          9
     Sugar #11 Futures..........  02/29/16      160      2,602        311
     WTI Crude Futures..........  12/21/15       12        570        (10)
                                                       -------    -------
                                                       $54,775    $(1,133)
                                                       =======    =======

   The Subsidiary's securities have been segregated as collateral for open futures contracts.

* During the year ended October 31, 2015 the Subsidiary's average notional contract amount of outstanding futures contracts was $83,356 (in thousands).

   At October 31, 2015, the Subsidiary had the following outstanding commodity total return swaps, which are typically on custom commodity indices that include exposure to various precious metal, energy and agricultural commodities (dollar amounts in thousands):

                                                                              Unrealized
                                 Commodity Expiration            Notional    Appreciation
Counterparty                     Exposure     Date    Currency   Amount*    (Depreciation)
------------                     --------- ---------- -------- -----------  --------------
Bank of America Corp............   Index**  12/31/15    USD    $  (225,674)    $  (507)
Citibank, N.A...................   Index**  12/31/15    USD       (250,207)       (644)
Credit Suisse...................   Index**  11/25/15    USD       (218,487)       (537)
Deutsche Bank AG, London Branch.   Index**  11/25/15    USD       (253,450)       (624)
Deutsche Bank AG, London Branch.     Oil    12/28/15    USD         64,693       4,122
Deutsche Bank AG, London Branch.     Oil    12/28/15    USD          6,188         301
Deutsche Bank AG, London Branch.   Index**  05/26/16    USD         (6,462)       (216)
Deutsche Bank AG, London Branch.     Oil    05/27/16    USD        (67,041)     (2,769)
UBS AG..........................   Index**  01/29/16    USD       (200,146)       (490)
                                                               -----------     -------
                                                               $(1,150,586)    $(1,364)
                                                               ===========     =======

* During the year ended October 31, 2015 the Subsidiary's average notional value of outstanding swap contracts was ($1,177,391) (in thousands).

**Swap is exposed to the 22 commodities in the Bloomberg Commodity Index Total
  Return.

   The following is a summary of the location of derivatives on the Portfolio's Statement of Assets and Liabilities as of October 31, 2015:

                           Location on the Statement of Assets and Liabilities
                           ---------------------------------------------------
 Derivative Type                                       Liability Derivatives
 ---------------           ------------------------   ------------------------
 Commodity Futures                                    Payables: Futures Margin
   Contracts                                            Variation

 Commodity Swap Contracts                             Unrealized Loss on Swap
                                                        Contracts

   The following is a summary of the Portfolio's derivative instrument holdings categorized by primary risk exposure as of October 31, 2015 (amounts in thousands):

                                                 Asset Derivatives Value
                                          ------------------------------------
                                            Total Value    Commodity  Commodity
                                                 at         Futures     Swap
                                          October 31, 2015 Contracts  Contracts
-                                         ---------------- ---------  ---------
Dimensional Cayman Commodity Fund I, LTD.     $ 5,675       $ 1,252*   $ 4,423

                                               Liability Derivatives Value
                                          ------------------------------------
                                            Total Value    Commodity  Commodity
                                                 at         Futures     Swap
                                          October 31, 2015 Contracts  Contracts
-                                         ---------------- ---------  ---------
Dimensional Cayman Commodity Fund I, LTD.     $(8,172)      $(2,385)*  $(5,787)

* Includes cumulative appreciation (depreciation) of futures contracts. Only current day's margin variation is reported within the Statement of Assets and Liabilities.

   The following is a summary of the location on the Portfolio's Statement of Operations of realized and change in unrealized gains and losses from the Portfolio's derivative instrument holdings for the year ended October 31, 2015:

Derivative Type              Location of Gain (Loss) on Derivatives Recognized in Income
---------------              -----------------------------------------------------------
Commodity Futures Contracts  Net Realized Gain (Loss) on: Futures
                             Change in Unrealized Appreciation (Depreciation) of:
                               Futures
Foreign Exchange Contracts   Net Realized Gain (Loss) on: Foreign Currency Transactions
                             Change in Unrealized Appreciation (Depreciation) of:
                               Translation of Foreign Currency Denominated Amounts
Commodity Swap Contracts     Net Realized Gain (Loss) on: Swap Contracts
                             Change in Unrealized Appreciation (Depreciation) of:
                               Swap Contracts

   The following is a summary of the realized and change in unrealized gains and losses from the Portfolio's derivative instrument holdings categorized by primary risk exposure through the year ended October 31, 2015 (amounts in thousands):

                                                   Realized Gain (Loss) on
                                              Derivatives Recognized in Income
                                          ----------------------------------------
                                                      Foreign  Commodity Commodity
                                                     Exchange   Futures    Swap
                                            Total    Contracts Contracts Contracts
                                          ---------  --------- --------- ---------
Dimensional Cayman Commodity Fund I, LTD. $(350,666)  $ 5,771  $(17,337) $(339,100)

                                                    Change in Unrealized
                                               Appreciation (Depreciation) on
                                              Derivatives Recognized in Income
                                          ----------------------------------------
                                                      Foreign  Commodity Commodity
                                                     Exchange   Futures    Swap
                                            Total    Contracts Contracts Contracts
                                          ---------  --------- --------- ---------
Dimensional Cayman Commodity Fund I, LTD. $   9,308   $(1,912) $     84  $  11,136

Offsetting of Derivative Assets and Derivative Liabilities

   The following tables present the Portfolio's gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Portfolio as of October 31, 2015 (Amounts in thousands):

                                  Gross Amounts Not                                      Gross Amounts Not
                              Offset in the Consolidated                             Offset in the Consolidated
                                 Statements of Assets                                   Statements of Assets
                                   and Liabilities                                        and Liabilities
                              --------------------------                            ------------------------
                Gross Amounts                    Cash                Gross Amounts                     Cash
                of Recognized    Financial    Collateral    Net      of Recognized     Financial    Collateral      Net
Description      Assets (a)   Instruments (b)  Received  Amount (c) Liabilities (a) Instruments (d)  Pledged     Amount (e)
-----------     ------------- --------------- ---------- ---------- --------------- --------------- ----------   ----------
                                              Assets                                              Liabilities
                ------------------------------------------------------------------- ---------------------------------------
DFA Commodity Strategy Portfolio
Swap Contracts.    $4,423         $(3,609)       $--        $814        $5,787          $(3,609)     $(2,178)(f)    $--

(a)No amounts have been netted against the gross amounts recognized in the Statements of Assets and Liabilities.

(b)Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar agreements that management elects not to offset on the Consolidated Statements of Assets and Liabilities.

(c)Represents the net amount due from counterparties in the event of default.

(d)Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar agreements that management elects not to offset on the Consolidated Statements of Assets and Liabilities.

(e)Represents the net amount due to counterparties in the event of default.

(f)The actual collateral pledged is greater than the amount shown here due to overcollateralization.

I. Line of Credit and Interfund Lending Program:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 1, 2015 with its domestic custodian bank. A line of credit with similar terms was in effect through March 31, 2015. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 30, 2016.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit with its international custodian bank effective January 9, 2015. A line of credit with similar terms was in effect through January 8, 2015. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 8, 2016.

   There were no borrowings by the Portfolio under the lines of credit during the year ended October 31, 2015.

   Pursuant to an exemptive order issued by the SEC (the "Order"), the Portfolio may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice. The Portfolio did not utilize the interfund lending program during the year ended October 31, 2015.

J. Indemnitees; Contractual Obligations:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

K. Other:

   At October 31, 2015, three shareholders held 83% of outstanding shares of the Portfolio. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

L. Subsequent Event Evaluations:

   Management has evaluated the impact of all subsequent events on the Portfolio and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of DFA Investment Dimensions Group Inc. and Shareholders of DFA Commodity Strategy Portfolio:

In our opinion, the accompanying consolidated statement of assets and liabilities, including the consolidated schedule of investments, and the related consolidated statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of DFA Commodity Strategy Portfolio and its subsidiary (one of the portfolios constituting DFA Investment Dimensions Group Inc., hereafter referred to as the "Portfolio") at October 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2015 by correspondence with the custodian, brokers and the transfer agent of the investee fund, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 18, 2015

                      RESULTS OF THE SHAREHOLDER MEETING

                                  (Unaudited)

   On May 8, 2015 and June 10, 2015, DFA Investment Dimensions Group Inc. ("DFAIDG") held a Special Joint Meeting of Shareholders for the purpose of voting on several proposals affecting DFAIDG and the Portfolio, including, among other items, the election of Directors, the approval of an updated investment management agreement, and the amendment of certain fundamental investment limitations. The shareholders of the Portfolio approved each of the applicable proposals for DFAIDG and the Portfolio presented at the Meeting. Listed below are the voting results from the Meeting. Please note that not all Proposals presented at the Meeting were voted on by the Portfolio. Additionally, the Proposal numbers reflected below correlate to the Proposal numbers presented for vote at the Meeting.

DFAIDG

Proposal 1: Election of Directors/Trustees*

                                            % Voted % FOR              % Voted  % WITHHOLD
                                   FOR        FOR   of O/S  WITHHOLD   WITHHOLD   of O/S
                              ------------- ------- ------ ----------- -------- ----------
(a) David G. Booth........... 9,813,303,615  98.22% 63.03% 178,323,699   1.78%     1.15%
(b) George M. Constantinides. 9,825,715,266  98.34% 63.11% 165,912,043   1.66%     1.07%
(c) John P. Gould............ 9,821,346,669  98.30% 63.09% 170,280,645   1.70%     1.09%
(d) Roger G. Ibbotson........ 9,825,084,982  98.33% 63.11% 166,542,033   1.67%     1.07%
(e) Edward P. Lazear......... 9,824,635,836  98.33% 63.11% 166,991,519   1.67%     1.07%
(f) Eduardo A. Repetto....... 9,836,468,256  98.45% 63.18% 155,159,090   1.55%     1.00%
(g) Myron S. Scholes......... 9,816,729,833  98.25% 63.06% 174,897,480   1.75%     1.12%
(h) Abbie J. Smith........... 9,806,645,531  98.15% 62.99% 184,978,779   1.85%     1.19%

*  Results are for all Portfolios within DFAIDG

DFA Commodity Strategy Portfolio

Proposal 1: Election of Directors/Trustees

                                          % Voted % FOR            % Voted  % WITHHOLD
                                  FOR       FOR   of O/S WITHHOLD  WITHHOLD   of O/S
                              ----------- ------- ------ --------- -------- ----------
(a) David G. Booth........... 100,488,767  99.04% 57.87%   969,881   0.96%     0.56%
(b) George M. Constantinides. 100,459,998  99.02% 57.86%   998,650   0.98%     0.58%
(c) John P. Gould............ 100,462,116  99.02% 57.86%   996,532   0.98%     0.57%
(d) Roger G. Ibbotson........ 100,454,316  99.01% 57.85% 1,004,332   0.99%     0.58%
(e) Edward P. Lazear......... 100,487,404  99.04% 57.87%   971,244   0.96%     0.56%
(f) Eduardo A. Repetto....... 100,479,753  99.04% 57.87%   978,895   0.96%     0.56%
(g) Myron S. Scholes......... 100,491,501  99.05% 57.88%   967,147   0.95%     0.56%
(h) Abbie J. Smith........... 100,473,688  99.03% 57.87%   984,960   0.97%     0.57%

Proposal 2: Approval of a "Manager of Managers" Structure

            % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN   Broker   % Broker
FOR           FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S    Non-Vote  Non-Vote
---         ------- ------ ------- ------- --------- ------- ------- --------- ---------- --------
76,444,079  75.35%  44.03% 748,789  0.74%    0.43%   875,040  0.86%    0.50%   23,390,740  23.05%

Proposal 4: Approval of an Updated Investment Management Agreement with Dimensional Fund Advisors LP

            % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN   Broker   % Broker
FOR           FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S    Non-Vote  Non-Vote
---         ------- ------ ------- ------- --------- ------- ------- --------- ---------- --------
76,650,721  75.55%  44.14% 585,567  0.58%    0.34%   831,622  0.82%    0.48%   23,390,740  23.05%

                       DIMENSIONAL INVESTMENT GROUP INC.

                              PERFORMANCE CHARTS
                                  (Unaudited)

--------------------------------------------------------------------------------
DFA INTERNATIONAL VALUE PORTFOLIO -- CLASS R2 VS.
MSCI WORLD EX USA INDEX (NET DIVIDENDS)
April 30, 2008-October 31, 2015

                                    [CHART]

                   DFA International Value    MSCI World ex USA Index
                     Portfolio - Class R2         (net dividends)
                   -----------------------    ------------------------
 4/1/2008                  $10,000                    $10,000
 5/1/2008                   10,000                     10,152
 6/1/2008                    9,006                      9,362
 7/1/2008                    8,752                      9,029
 8/1/2008                    8,381                      8,680
 9/1/2008                    7,404                      7,427
10/1/2008                    5,537                      5,882
11/1/2008                    5,194                      5,563
12/1/2008                    5,594                      5,856
 1/1/2009                    4,819                      5,310
 2/1/2009                    4,220                      4,772
 3/1/2009                    4,686                      5,087
 4/1/2009                    5,539                      5,743
 5/1/2009                    6,361                      6,469
 6/1/2009                    6,268                      6,402
 7/1/2009                    7,007                      7,003
 8/1/2009                    7,404                      7,339
 9/1/2009                    7,789                      7,641
10/1/2009                    7,467                      7,519
11/1/2009                    7,685                      7,705
12/1/2009                    7,769                      7,828
 1/1/2010                    7,316                      7,461
 2/1/2010                    7,340                      7,453
 3/1/2010                    7,920                      7,933
 4/1/2010                    7,781                      7,815
 5/1/2010                    6,874                      6,952
 6/1/2010                    6,751                      6,852
 7/1/2010                    7,584                      7,485
 8/1/2010                    7,209                      7,261
 9/1/2010                    7,990                      7,958
10/1/2010                    8,259                      8,241
11/1/2010                    7,836                      7,892
12/1/2010                    8,567                      8,528
 1/1/2011                    8,931                      8,712
 2/1/2011                    9,224                      9,035
 3/1/2011                    8,966                      8,854
 4/1/2011                    9,443                      9,336
 5/1/2011                    9,097                      9,059
 6/1/2011                    8,968                      8,930
 7/1/2011                    8,679                      8,783
 8/1/2011                    7,744                      8,040
 9/1/2011                    6,896                      7,233
10/1/2011                    7,555                      7,936
11/1/2011                    7,306                      7,569
12/1/2011                    7,106                      7,487
 1/1/2012                    7,579                      7,891
 2/1/2012                    7,974                      8,325
 3/1/2012                    7,907                      8,263
 4/1/2012                    7,622                      8,123
 5/1/2012                    6,676                      7,197
 6/1/2012                    7,146                      7,669
 7/1/2012                    7,112                      7,764
 8/1/2012                    7,407                      7,986
 9/1/2012                    7,665                      8,228
10/1/2012                    7,759                      8,286
11/1/2012                    7,877                      8,460
12/1/2012                    8,263                      8,716
 1/1/2013                    8,646                      9,144
 2/1/2013                    8,382                      9,053
 3/1/2013                    8,408                      9,125
 4/1/2013                    8,817                      9,541
 5/1/2013                    8,707                      9,327
 6/1/2013                    8,400                      8,978
 7/1/2013                    8,968                      9,455
 8/1/2013                    8,902                      9,333
 9/1/2013                    9,570                      9,993
10/1/2013                    9,901                     10,328
11/1/2013                    9,931                     10,391
12/1/2013                   10,149                     10,548
 1/1/2014                    9,775                     10,122
 2/1/2014                   10,328                     10,675
 3/1/2014                   10,249                     10,627
 4/1/2014                   10,420                     10,794
 5/1/2014                   10,529                     10,961
 6/1/2014                   10,661                     11,117
 7/1/2014                   10,419                     10,919
 8/1/2014                   10,419                     10,928
 9/1/2014                    9,956                     10,479
10/1/2014                    9,782                     10,312
11/1/2014                    9,787                     10,439
12/1/2014                    9,412                     10,092
 1/1/2015                    9,348                     10,056
 2/1/2015                   10,014                     10,657
 3/1/2015                    9,801                     10,479
 4/1/2015                   10,334                     10,933
 5/1/2015                   10,334                     10,838
 6/1/2015                   10,032                     10,530
 7/1/2015                    9,934                     10,697
 8/1/2015                    9,191                      9,917                Past performance is not predictive of
 9/1/2015                    8,557                      9,417                future performance.
10/1/2015                    9,216                     10,125                The returns shown do not reflect the
                                                                             deduction of taxes that a shareholder
          Average Annual         One        Five         Since               would pay on fund distributions or the
          Total Return           Year       Years      Inception             redemption of fund shares.
          ------------------------------------------------------------       MSCI data copyright MSCI 2015, all
                                -5.78%      2.22%       -1.08%               rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DFA INTERNATIONAL VALUE PORTFOLIO -- INSTITUTIONAL CLASS VS.
MSCI WORLD EX USA INDEX (NET DIVIDENDS)
October 31, 2005-October 31, 2015

                                     [CHART]

                   DFA International Value         MSCI World ex USA Index
                Portfolio-Institutional Class            (net div.)
                -----------------------------     -----------------------
10/1/2005                 $10,000                         $10,000
11/1/2005                  10,179                          10,265
12/1/2005                  10,673                          10,741
 1/1/2006                  11,401                          11,420
 2/1/2006                  11,507                          11,382
 3/1/2006                  11,992                          11,743
 4/1/2006                  12,595                          12,304
 5/1/2006                  12,086                          11,837
 6/1/2006                  12,004                          11,822
 7/1/2006                  12,190                          11,932
 8/1/2006                  12,603                          12,271
 9/1/2006                  12,780                          12,262
10/1/2006                  13,344                          12,746
11/1/2006                  13,781                          13,126
12/1/2006                  14,318                          13,502
 1/1/2007                  14,584                          13,584
 2/1/2007                  14,572                          13,693
 3/1/2007                  15,039                          14,044
 4/1/2007                  15,794                          14,683
 5/1/2007                  16,333                          15,009
 6/1/2007                  16,214                          15,024
 7/1/2007                  15,761                          14,816
 8/1/2007                  15,578                          14,602
 9/1/2007                  16,389                          15,432
10/1/2007                  17,180                          16,102
11/1/2007                  16,136                          15,473
12/1/2007                  15,784                          15,182
 1/1/2008                  14,506                          13,813
 2/1/2008                  14,318                          14,063
 3/1/2008                  14,490                          13,863
 4/1/2008                  15,133                          14,633
 5/1/2008                  15,140                          14,855
 6/1/2008                  13,637                          13,700
 7/1/2008                  13,251                          13,212
 8/1/2008                  12,692                          12,702
 9/1/2008                  11,210                          10,868
10/1/2008                   8,398                           8,607
11/1/2008                   7,882                           8,140
12/1/2008                   8,471                           8,569
 1/1/2009                   7,304                           7,770
 2/1/2009                   6,407                           6,983
 3/1/2009                   7,103                           7,443
 4/1/2009                   8,408                           8,403
 5/1/2009                   9,658                           9,466
 6/1/2009                   9,513                           9,368
 7/1/2009                  10,639                          10,248
 8/1/2009                  11,243                          10,739
 9/1/2009                  11,821                          11,182
10/1/2009                  11,346                          11,002
11/1/2009                  11,677                          11,275
12/1/2009                  11,813                          11,454
 1/1/2010                  11,127                          10,917
 2/1/2010                  11,162                          10,906
 3/1/2010                  12,052                          11,608
 4/1/2010                  11,844                          11,435
 5/1/2010                  10,450                          10,173
 6/1/2010                  10,268                          10,026
 7/1/2010                  11,549                          10,953
 8/1/2010                  10,979                          10,626
 9/1/2010                  12,155                          11,645
10/1/2010                  12,586                          12,060
11/1/2010                  11,943                          11,549
12/1/2010                  13,062                          12,479
 1/1/2011                  13,616                          12,748
 2/1/2011                  14,064                          13,220
 3/1/2011                  13,676                          12,956
 4/1/2011                  14,403                          13,661
 5/1/2011                  13,883                          13,256
 6/1/2011                  13,689                          13,067
 7/1/2011                  13,247                          12,852
 8/1/2011                  11,827                          11,765
 9/1/2011                  10,533                          10,584
10/1/2011                  11,532                          11,613
11/1/2011                  11,160                          11,076
12/1/2011                  10,861                          10,956
 1/1/2012                  11,591                          11,547
 2/1/2012                  12,188                          12,182
 3/1/2012                  12,093                          12,092
 4/1/2012                  11,657                          11,887
 5/1/2012                  10,218                          10,531
 6/1/2012                  10,937                          11,221
 7/1/2012                  10,892                          11,361
 8/1/2012                  11,336                          11,685
 9/1/2012                  11,739                          12,040
10/1/2012                  11,890                          12,125
11/1/2012                  12,072                          12,380
12/1/2012                  12,666                          12,754
 1/1/2013                  13,253                          13,381
 2/1/2013                  12,856                          13,248
 3/1/2013                  12,894                          13,353
 4/1/2013                  13,529                          13,961
 5/1/2013                  13,360                          13,648
 6/1/2013                  12,889                          13,137
 7/1/2013                  13,769                          13,836
 8/1/2013                  13,668                          13,658
 9/1/2013                  14,699                          14,623
10/1/2013                  15,207                          15,113
11/1/2013                  15,262                          15,206
12/1/2013                  15,593                          15,435
 1/1/2014                  15,019                          14,812
 2/1/2014                  15,876                          15,620
 3/1/2014                  15,762                          15,550
 4/1/2014                  16,025                          15,796
 5/1/2014                  16,201                          16,040
 6/1/2014                  16,396                          16,268
 7/1/2014                  16,031                          15,978
 8/1/2014                  16,031                          15,991
 9/1/2014                  15,329                          15,334
10/1/2014                  15,060                          15,090
11/1/2014                  15,068                          15,276
12/1/2014                  14,503                          14,768
 1/1/2015                  14,405                          14,715
 2/1/2015                  15,432                          15,595
 3/1/2015                  15,103                          15,334
 4/1/2015                  15,933                          15,998
 5/1/2015                  15,941                          15,859
 6/1/2015                  15,477                          15,408
 7/1/2015                  15,327                          15,652
 8/1/2015                  14,181                          14,512               Past performance is not predictive of
 9/1/2015                  13,211                          13,780               future performance.
10/1/2015                  14,220                          14,816               The returns shown do not reflect the
                                                                                deduction of taxes that a shareholder
           Average Annual          One          Five         Ten                would pay on fund distributions or the
           Total Return            Year         Years       Years               redemption of fund shares.
           -------------------------------------------------------------        MSCI data copyright MSCI 2015, all
                                  -5.58%        2.47%       3.58%               rights reserved.

--------------------------------------------------------------------------------

                       DIMENSIONAL INVESTMENT GROUP INC.

                              PERFORMANCE CHARTS
                                  (Unaudited)

--------------------------------------------------------------------------------
U.S. LARGE COMPANY PORTFOLIO VS.
S&P 500 INDEX
October 31, 2005-October 31, 2015

                        [CHART]


               U.S. Large Company
                    Portfolio        S&P 500 Index
               ------------------    -------------
10/1/2005            $10,000            $10,000
11/1/2005             10,381             10,378
12/1/2005             10,383             10,382
 1/1/2006             10,660             10,657
 2/1/2006             10,681             10,686
 3/1/2006             10,815             10,819
 4/1/2006             10,965             10,964
 5/1/2006             10,645             10,648
 6/1/2006             10,666             10,663
 7/1/2006             10,730             10,729
 8/1/2006             10,987             10,984
 9/1/2006             11,264             11,267
10/1/2006             11,630             11,634
11/1/2006             11,846             11,855
12/1/2006             12,016             12,022
 1/1/2007             12,200             12,204
 2/1/2007             11,962             11,965
 3/1/2007             12,088             12,099
 4/1/2007             12,631             12,635
 5/1/2007             13,066             13,076
 6/1/2007             12,855             12,858
 7/1/2007             12,451             12,460
 8/1/2007             12,637             12,646
 9/1/2007             13,110             13,119
10/1/2007             13,319             13,328
11/1/2007             12,759             12,771
12/1/2007             12,679             12,682
 1/1/2008             11,917             11,921
 2/1/2008             11,530             11,534
 3/1/2008             11,487             11,484
 4/1/2008             12,041             12,043
 5/1/2008             12,196             12,200
 6/1/2008             11,173             11,172
 7/1/2008             11,084             11,078
 8/1/2008             11,240             11,238
 9/1/2008             10,250             10,236
10/1/2008              8,536              8,517
11/1/2008              7,931              7,906
12/1/2008              8,018              7,990
 1/1/2009              7,350              7,317
 2/1/2009              6,569              6,538
 3/1/2009              7,145              7,110
 4/1/2009              7,829              7,791
 5/1/2009              8,273              8,227
 6/1/2009              8,283              8,243
 7/1/2009              8,913              8,866
 8/1/2009              9,234              9,186
 9/1/2009              9,580              9,529
10/1/2009              9,396              9,352
11/1/2009              9,960              9,913
12/1/2009             10,153             10,105
 1/1/2010              9,793              9,741
 2/1/2010             10,095             10,043
 3/1/2010             10,706             10,649
 4/1/2010             10,869             10,817
 5/1/2010              9,997              9,953
 6/1/2010              9,474              9,432
 7/1/2010             10,139             10,093
 8/1/2010              9,684              9,638
 9/1/2010             10,545             10,498
10/1/2010             10,944             10,897
11/1/2010             10,944             10,898
12/1/2010             11,675             11,627
 1/1/2011             11,958             11,902
 2/1/2011             12,359             12,310
 3/1/2011             12,373             12,315
 4/1/2011             12,728             12,680
 5/1/2011             12,586             12,536
 6/1/2011             12,373             12,327
 7/1/2011             12,123             12,077
 8/1/2011             11,470             11,421
 9/1/2011             10,658             10,618
10/1/2011             11,829             11,778
11/1/2011             11,793             11,752
12/1/2011             11,921             11,872
 1/1/2012             12,450             12,404
 2/1/2012             12,980             12,941
 3/1/2012             13,415             13,367
 4/1/2012             13,330             13,283
 5/1/2012             12,521             12,484
 6/1/2012             13,039             12,999
 7/1/2012             13,221             13,179
 8/1/2012             13,512             13,476
 9/1/2012             13,861             13,825
10/1/2012             13,605             13,569
11/1/2012             13,691             13,648
12/1/2012             13,806             13,772
 1/1/2013             14,520             14,486
 2/1/2013             14,717             14,682
 3/1/2013             15,270             15,233
 4/1/2013             15,566             15,526
 5/1/2013             15,924             15,890
 6/1/2013             15,717             15,676
 7/1/2013             16,510             16,474
 8/1/2013             16,027             15,997
 9/1/2013             16,531             16,498
10/1/2013             17,292             17,257
11/1/2013             17,816             17,783
12/1/2013             18,270             18,233
 1/1/2014             17,630             17,603
 2/1/2014             18,446             18,408
 3/1/2014             18,596             18,563
 4/1/2014             18,734             18,700
 5/1/2014             19,162             19,139
 6/1/2014             19,557             19,534
 7/1/2014             19,291             19,265
 8/1/2014             20,063             20,035
 9/1/2014             19,778             19,754
10/1/2014             20,261             20,237
11/1/2014             20,807             20,781
12/1/2014             20,742             20,729
 1/1/2015             20,116             20,107
 2/1/2015             21,279             21,262
 3/1/2015             20,941             20,926
 4/1/2015             21,133             21,127
 5/1/2015             21,403             21,398
 6/1/2015             20,995             20,984
 7/1/2015             21,433             21,424
 8/1/2015             20,144             20,131       Past performance is not predictive of
 9/1/2015             19,645             19,633       future performance.
10/1/2015             21,292             21,289       The returns shown do not reflect the
                                                      deduction of taxes that a shareholder
       Average Annual    One     Five      Ten        would pay on fund distributions or the
       Total Return      Year    Years    Years       redemption of fund shares.
       -------------------------------------------    The S&P data are provided by Standard
                         5.09%   14.24%   7.85%       & Poor's Index Services Group.

--------------------------------------------------------------------------------

                       DIMENSIONAL INVESTMENT GROUP INC.

                     MANAGEMENT'S DISCUSSION AND ANALYSIS
                                  (Unaudited)


 International Equity Market Review          12 Months Ended October 31, 2015

   Performance of non-U.S. developed markets was varied for the period. Small-cap stocks and growth stocks had positive returns while large-cap stocks and value stocks had negative returns. As measured by the MSCI World ex USA indices, small-cap stocks outperformed large-cap stocks, and growth stocks outperformed value stocks.

                       12 Months Ended October 31, 2015
                       --------------------------------

                                              Return in U.S. Dollars
           -                                  ----------------------
           MSCI World ex USA Index...........         -1.81%
           MSCI World ex USA Small Cap Index.          4.66%
           MSCI World ex USA Value Index.....         -5.92%
           MSCI World ex USA Growth Index....          2.33%

   During the period, the U.S. dollar (USD) appreciated against most developed markets currencies, decreasing USD-denominated returns in developed markets.

                           12 Months Ended October 31, 2015
                            --------------------------------

Ten Largest Foreign Developed Markets by Market Cap  Local Return Return in U.S. Dollars
---------------------------------------------------  ------------ ----------------------
                  United Kingdom....................     0.01%            -3.45%
                  Japan.............................    17.41%             9.07%
                  Canada............................    -5.27%           -18.37%
                  France............................    18.69%             4.64%
                  Switzerland.......................     3.70%             1.25%
                  Germany...........................    16.20%             2.45%
                  Australia.........................    -2.25%           -20.66%
                  Spain.............................     0.50%           -11.40%
                  Hong Kong.........................    -1.73%            -1.67%
                  Sweden............................     9.47%            -4.59%

----------
Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2015, all rights reserved.

   Emerging markets had weaker performance over the period than non-U.S. developed markets. As measured by the MSCI emerging markets indices, small-cap stocks outperformed large-cap stocks, and growth stocks outperformed value stocks.

                       12 Months Ended October 31, 2015
                       --------------------------------

                                                Return in U.S. Dollars
         -                                      ----------------------
         MSCI Emerging Markets Index...........        -14.53%
         MSCI Emerging Markets Small Cap Index.         -8.61%
         MSCI Emerging Markets Value Index.....        -17.62%
         MSCI Emerging Markets Growth Index....        -11.50%

   During the period, the U.S. dollar (USD) appreciated against most emerging markets currencies, decreasing USD-denominated returns in emerging markets.

                      12 Months Ended October 31, 2015
                       --------------------------------

Ten Largest Emerging Markets by Market Cap  Local Return Return in U.S. Dollars
------------------------------------------  ------------ ----------------------
              China........................    -0.76%            -0.70%
              Korea........................    -0.03%            -6.28%
              Taiwan.......................    -2.50%            -8.65%
              India........................    -2.15%            -8.06%
              South Africa.................     7.82%           -13.73%
              Brazil.......................   -15.36%           -45.97%
              Mexico.......................     0.26%           -18.22%
              Russia.......................     8.87%           -20.92%
              Malaysia.....................    -8.60%           -30.02%
              Indonesia....................   -12.35%           -22.61%

----------
Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2015, all rights reserved.

Master-Feeder Structure

   Certain portfolios described below, called "Feeder Funds," do not buy individual securities directly; instead, these portfolios invest in corresponding funds called "Master Funds." Master Funds, in turn, purchase stocks and/or other securities.

International Equity Portfolio Performance Overview

DFA International Value Portfolio

   The DFA International Value Portfolio is designed to capture the returns of international large-cap value stocks by purchasing shares of The DFA International Value Series, a Master Fund that invests in such stocks. Value is measured primarily by book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2015, the Master Fund held approximately 520 securities in 22 eligible developed countries. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Master Fund's assets.

   For the 12 months ending October 31, 2015, total returns were -5.78% for the Portfolio's Class R2 shares, -5.58% for the Portfolio's Institutional Class shares, and -1.81% for the MSCI World ex USA Index (net dividends). As a result of the Master Fund's diversified investment approach, performance was determined principally by broad trends in international equity markets rather than the behavior of a limited number of stocks. The Master Fund had significantly greater exposure than the Index to value stocks. Value stocks generally underperformed during the period, which detracted from the Portfolio's relative performance. Differences in the valuation timing and methodology between the Master Fund and the Index generally detracted from the Portfolio's relative performance. The Master Fund prices foreign exchange rates at the closing of the U.S. markets while the Index uses rates at 4 p.m. London time. The Master Fund also may use fair value pricing to price certain portfolio securities at the closing of the U.S. markets while the Index uses local market closing prices.

 U.S. Equity Market Review                   12 Months Ended October 31, 2015

   U.S. equities had positive returns during the period. The broad U.S. equity market, as measured by the Russell 3000(R) Index, gained approximately 4.5%. Large-cap stocks outperformed small-cap stocks as measured by the Russell indices.

              Total Return for 12 Months Ended October 31, 2015
               -------------------------------------------------

              Russell 3000(R) Index........................ 4.49%
              Russell Microcap(R) Index (micro-cap stocks). 0.82%
              Russell 2000(R) Index (small-cap stocks)..... 0.34%
              Russell 1000(R) Index (large-cap stocks)..... 4.86%
              Dow Jones U.S. Select REIT Index/SM/......... 6.87%

   Growth stocks outperformed value stocks as measured by the Russell indices.

               Total Return for 12 Months Ended October 31, 2015
               -------------------------------------------------

         Russell 2000(R) Value Index (small cap value stocks)... -2.88%
         Russell 2000(R) Growth Index (small cap growth stocks).  3.52%
         Russell 1000(R) Value Index (large cap value stocks)...  0.53%
         Russell 1000(R) Growth Index (large cap growth stocks).  9.18%

----------
Source: Russell data copyright (C) Russell Investment Group 1995-2015, all rights reserved.

   Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") believes that among the most important factors explaining differences in the behavior of diversified equity portfolios are the market capitalization and value/growth characteristics of the portfolios' holdings. Value characteristics are a function of stock price relative to one or more fundamental characteristics such as book value, earnings, or dividends.

   For many Dimensional U.S. equity portfolios, differences in returns over the period were primarily attributable to differences in value/growth and size characteristics as well as the exclusion of REIT securities from most Dimensional portfolios and the exclusion of securities of highly regulated utilities from most value strategies. For many portfolios, the construction approach used by Dimensional generally resulted in portfolios with greater weight in value, small-cap, and/or micro-cap companies relative to widely used benchmarks.

U.S. Large Company Portfolio

   The U.S. Large Company Portfolio seeks to approximate the returns of the S&P 500(R) Index by investing in S&P 500(R) Index securities in approximately the same proportions as they are represented in the Index. In addition to individual stocks, the Portfolio uses futures to gain market exposure for uninvested cash. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2015, the total return was 5.09% for the Portfolio and 5.20% for the S&P 500(R) Index. The Portfolio's return is net of fees and expenses. The impact of fees and expenses was primarily responsible for the performance difference.

                       DIMENSIONAL INVESTMENT GROUP INC.

                          DISCLOSURE OF FUND EXPENSES
                                  (Unaudited)


   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   Actual Fund Return

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   Hypothetical Example for Comparison Purposes

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                             Six Months Ended October 31, 2015
  EXPENSE TABLES
                                       Beginning  Ending              Expenses
                                        Account  Account   Annualized   Paid
                                         Value    Value     Expense    During
                                       05/01/15  10/31/15    Ratio*   Period*
                                       --------- --------- ---------- --------
  DFA International Value Portfolio**
  -----------------------------------
  Actual Fund Return
   Class R2 Shares.................... $1,000.00 $  891.80    0.69%    $3.29
   Institutional Class Shares......... $1,000.00 $  892.50    0.44%    $2.10
  Hypothetical 5% Annual Return
   Class R2 Shares.................... $1,000.00 $1,021.73    0.69%    $3.52
   Institutional Class Shares......... $1,000.00 $1,022.99    0.44%    $2.24

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                    Beginning  Ending              Expenses
                                     Account  Account   Annualized   Paid
                                      Value    Value     Expense    During
                                    05/01/15  10/31/15    Ratio*   Period*
                                    --------- --------- ---------- --------
     U.S. Large Company Portfolio
     ----------------------------
     Actual Fund Return............ $1,000.00 $1,007.50    0.08%    $0.40
     Hypothetical 5% Annual Return. $1,000.00 $1,024.80    0.08%    $0.41

----------

* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.

**The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the indirect payment of the Feeder Fund's portion of the expenses of its Master Fund (Affiliated Investment Company).

                       DIMENSIONAL INVESTMENT GROUP INC.

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (Unaudited)


   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For Dimensional Investment Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. Dimensional Investment Group Inc. filed its most recent Form N-Q with the SEC on September 29, 2015. They are available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C.
(call 1-800-732-0330 for information on the operation of the Public Reference
Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement.

   The categories of industry classification for the Affiliated Investment Company are represented in its Disclosure of Portfolio Holdings, which is included elsewhere within the report. Refer to the Summary Schedule of Portfolio Holdings for the underlying Affiliated Investment Company's holdings which reflect the investments by category.

FEEDER FUND

                                           Affiliated Investment Company
                                           -----------------------------
        DFA International Value Portfolio.             100.0%

DOMESTIC EQUITY PORTFOLIO

                         U.S. Large Company Portfolio
              Consumer Discretionary.......................  13.2%
              Consumer Staples.............................   9.7%
              Energy.......................................   7.1%
              Financials...................................  13.6%
              Health Care..................................  14.6%
              Industrials..................................  10.2%
              Information Technology.......................  20.8%
              Materials....................................   2.9%
              Real Estate Investment Trusts................   2.6%
              Telecommunication Services...................   2.4%
              Utilities....................................   2.9%
                                                            -----
                                                            100.0%

                       DFA INTERNATIONAL VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               October 31, 2015

                                                                 Value+
                                                             --------------
     AFFILIATED INVESTMENT COMPANY -- (100.0%)
     Investment in The DFA International Value Series of
       The DFA Investment Trust Company..................... $6,804,066,681
                                                             --------------
        TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
          (Cost $6,822,176,914)............................. $6,804,066,681
                                                             ==============

Summary of the Portfolio's Master Fund's investments as of October 31, 2015, based on their valuation inputs, is located within this report (See Master Fund's Security Valuation Note).

                See accompanying Notes to Financial Statements.

                         U.S. LARGE COMPANY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2015

                                                                 Percentage
                                         Shares      Value+    of Net Assets**
                                         ------      ------    ---------------
 COMMON STOCKS -- (94.3%)
 Consumer Discretionary -- (12.4%)
 *   Amazon.com, Inc...................   121,224 $ 75,874,102            1.3%
     Comcast Corp. Class A.............   668,443   41,857,901            0.7%
     Home Depot, Inc. (The)............   405,880   50,183,003            0.9%
     McDonald's Corp...................   297,688   33,415,478            0.6%
     NIKE, Inc. Class B................   214,269   28,075,667            0.5%
     Starbucks Corp....................   469,127   29,353,276            0.5%
     Walt Disney Co. (The).............   490,819   55,825,753            1.0%
     Other Securities..................            447,404,205            7.6%
                                                  ------------           -----
 Total Consumer Discretionary..........            761,989,385           13.1%
                                                  ------------           -----
 Consumer Staples -- (9.1%)
     Altria Group, Inc.................   619,738   37,475,557            0.6%
     Coca-Cola Co. (The)............... 1,237,457   52,406,304            0.9%
     CVS Health Corp...................   352,268   34,797,033            0.6%
     PepsiCo, Inc......................   464,320   47,448,861            0.8%
     Philip Morris International, Inc..   489,668   43,286,651            0.7%
     Procter & Gamble Co. (The)........   857,388   65,487,295            1.1%
     Wal-Mart Stores, Inc..............   498,797   28,551,140            0.5%
     Other Securities..................            252,221,401            4.5%
                                                  ------------           -----
 Total Consumer Staples................            561,674,242            9.7%
                                                  ------------           -----
 Energy -- (6.7%)
     Chevron Corp......................   594,780   54,053,606            0.9%
     Exxon Mobil Corp.................. 1,317,882  109,041,557            1.9%
     Schlumberger, Ltd.................   399,984   31,262,749            0.5%
     Other Securities..................            217,633,823            3.8%
                                                  ------------           -----
 Total Energy..........................            411,991,735            7.1%
                                                  ------------           -----
 Financials -- (12.8%)
     Bank of America Corp.............. 3,308,905   55,523,426            1.0%
 *   Berkshire Hathaway, Inc. Class B..   592,145   80,543,563            1.4%
     Citigroup, Inc....................   951,354   50,583,492            0.9%
     JPMorgan Chase & Co............... 1,168,888   75,101,054            1.3%
     Wells Fargo & Co.................. 1,476,526   79,939,118            1.4%
     Other Securities..................            444,909,043            7.5%
                                                  ------------           -----
 Total Financials......................            786,599,696           13.5%
                                                  ------------           -----
 Health Care -- (13.7%)
     AbbVie, Inc.......................   523,201   31,156,620            0.5%
 *   Allergan P.L.C....................   124,421   38,380,146            0.7%
     Amgen, Inc........................   239,668   37,910,684            0.7%
     Bristol-Myers Squibb Co...........   527,066   34,760,003            0.6%
 *   Celgene Corp......................   249,874   30,662,038            0.5%
     Gilead Sciences, Inc..............   463,882   50,159,561            0.9%
     Johnson & Johnson.................   875,261   88,427,619            1.5%
     Medtronic P.L.C...................   446,998   33,042,092            0.6%
     Merck & Co., Inc..................   890,284   48,662,923            0.8%
     Pfizer, Inc....................... 1,949,380   65,928,032            1.1%
     UnitedHealth Group, Inc...........   301,403   35,499,245            0.6%
     Other Securities..................            350,259,076            6.0%
                                                  ------------           -----
 Total Health Care.....................            844,848,039           14.5%
                                                  ------------           -----

U.S. LARGE COMPANY PORTFOLIO
CONTINUED

                                                                                      Percentage
                                                            Shares       Value+     of Net Assets**
                                                            ------       ------     ---------------
Industrials -- (9.6%)
      3M Co..............................................    197,470 $   31,044,259            0.5%
#     Boeing Co. (The)...................................    201,889     29,893,704            0.5%
      General Electric Co................................  3,191,286     92,291,991            1.6%
      Other Securities...................................               436,997,169            7.6%
                                                                     --------------          ------
Total Industrials........................................               590,227,123           10.2%
                                                                     --------------          ------
Information Technology -- (19.7%)
*     Alphabet, Inc. Class A.............................     91,627     67,564,834            1.1%
*     Alphabet, Inc. Class C.............................     93,490     66,453,627            1.1%
      Apple, Inc.........................................  1,802,520    215,401,140            3.7%
      Cisco Systems, Inc.................................  1,607,551     46,377,846            0.8%
*     Facebook, Inc. Class A.............................    714,259     72,832,990            1.2%
      Intel Corp.........................................  1,502,648     50,879,661            0.9%
      International Business Machines Corp...............    284,842     39,900,667            0.7%
      MasterCard, Inc. Class A...........................    315,447     31,226,099            0.5%
      Microsoft Corp.....................................  2,528,007    133,074,289            2.3%
      Oracle Corp........................................  1,027,913     39,924,141            0.7%
      QUALCOMM, Inc......................................    496,627     29,509,576            0.5%
#     Visa, Inc. Class A.................................    616,796     47,851,034            0.8%
      Other Securities...................................               366,789,748            6.5%
                                                                     --------------          ------
Total Information Technology.............................             1,207,785,652           20.8%
                                                                     --------------          ------
Materials -- (2.8%)
      Other Securities...................................               170,817,708            3.0%
                                                                     --------------          ------

Real Estate Investment Trusts -- (2.5%)
      Other Securities...................................               151,353,159            2.6%
                                                                     --------------          ------

Telecommunication Services -- (2.2%)
      AT&T, Inc..........................................  1,944,212     65,150,544            1.1%
      Verizon Communications, Inc........................  1,285,086     60,244,832            1.1%
      Other Securities...................................                11,559,523            0.2%
                                                                     --------------          ------
Total Telecommunication Services.........................               136,954,899            2.4%
                                                                     --------------          ------

Utilities -- (2.8%)
      Other Securities...................................               170,028,291            2.9%
                                                                     --------------          ------
TOTAL COMMON STOCKS......................................             5,794,269,929           99.8%
                                                                     --------------          ------
TOTAL INVESTMENT SECURITIES..............................             5,794,269,929
                                                                     --------------
TEMPORARY CASH INVESTMENTS -- (0.1%)
      State Street Institutional Liquid Reserves, 0.140%.  6,681,027      6,681,027            0.1%
                                                                     --------------          ------

SECURITIES LENDING COLLATERAL -- (5.6%)
(S)@  DFA Short Term Investment Fund..................... 29,734,142    344,024,017            5.9%
                                                                     --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $3,253,320,307)................................              $6,144,974,973          105.8%
                                                                     ==============          ======

U.S. LARGE COMPANY PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of October 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      Investments in Securities (Market Value)
                                 --------------------------------------------------
                                    Level 1       Level 2    Level 3     Total
                                 -------------- ------------ ------- --------------
Common Stocks
  Consumer Discretionary........ $  761,989,385           --   --    $  761,989,385
  Consumer Staples..............    561,674,242           --   --       561,674,242
  Energy........................    411,991,735           --   --       411,991,735
  Financials....................    786,599,696           --   --       786,599,696
  Health Care...................    844,848,039           --   --       844,848,039
  Industrials...................    590,227,123           --   --       590,227,123
  Information Technology........  1,207,785,652           --   --     1,207,785,652
  Materials.....................    170,817,708           --   --       170,817,708
  Real Estate Investment Trusts.    151,353,159           --   --       151,353,159
  Telecommunication Services....    136,954,899           --   --       136,954,899
  Utilities.....................    170,028,291           --   --       170,028,291
Temporary Cash Investments......      6,681,027           --   --         6,681,027
Securities Lending Collateral...             -- $344,024,017   --       344,024,017
Futures Contracts**.............        258,734           --   --           258,734
                                 -------------- ------------   --    --------------
TOTAL........................... $5,801,209,690 $344,024,017   --    $6,145,233,707
                                 ============== ============   ==    ==============

  **Not reflected in the Summary Schedule of Portfolio Holdings, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2015
          (Amounts in thousands, except share and per share amounts)

                                                                                            DFA        U.S. Large
                                                                                       International    Company
                                                                                      Value Portfolio  Portfolio*
                                                                                      --------------- ------------
ASSETS:
Investments in Affiliated Investment Company at Value................................ $    6,804,067            --
Investments at Value (including $0 and $528,878 of securities on loan, respectively).             --  $  5,794,270
Temporary Cash Investments at Value & Cost...........................................             --         6,681
Collateral from Securities on Loan Invested in Affiliate at Value & Cost.............             --       344,024
Segregated Cash for Futures Contracts................................................             --           745
Cash.................................................................................             --         3,433
Receivables:
  Dividends, Interest and Tax Reclaims...............................................             --         6,763
  Securities Lending Income..........................................................             --            66
  Fund Shares Sold...................................................................          7,118         2,201
  Prepaid Expenses and Other Assets..................................................             76            69
                                                                                      --------------  ------------
     Total Assets....................................................................      6,811,261     6,158,252
                                                                                      --------------  ------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned...................................................             --       344,024
  Fund Shares Redeemed...............................................................          3,885         2,810
  Due to Advisor.....................................................................          1,149            21
  Futures Margin Variation...........................................................             --            76
Accrued Expenses and Other Liabilities...............................................            342           578
                                                                                      --------------  ------------
     Total Liabilities...............................................................          5,376       347,509
                                                                                      --------------  ------------
NET ASSETS........................................................................... $    6,805,885  $  5,810,743
                                                                                      ==============  ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Class R2 Shares -- based on net assets of $10,404 and $0 and shares outstanding of
 614,669 and 0, respectively......................................................... $        16.93           N/A
                                                                                      ==============  ============
NUMBER OF SHARES AUTHORIZED..........................................................    100,000,000           N/A
                                                                                      ==============  ============
Institutional Class Shares -- based on net assets of $6,795,481 and $5,810,743 and
 shares outstanding of 401,523,749 and 353,808,210, respectively..................... $        16.92  $      16.42
                                                                                      ==============  ============
NUMBER OF SHARES AUTHORIZED..........................................................  1,500,000,000   900,000,000
                                                                                      ==============  ============
Investments in Affiliated Investment Companies at Cost............................... $    6,822,177  $         --
                                                                                      --------------  ------------
Investments at Cost.................................................................. $           --  $  2,902,615
                                                                                      ==============  ============
NET ASSETS CONSIST OF:
Paid-In Capital...................................................................... $    7,101,251  $  3,032,515
Undistributed Net Investment Income (Distributions in Excess of Net Investment
 Income).............................................................................         27,926        10,643
Accumulated Net Realized Gain (Loss).................................................       (304,989)     (124,327)
Net Unrealized Foreign Exchange Gain (Loss)..........................................           (193)           --
Net Unrealized Appreciation (Depreciation)...........................................        (18,110)    2,891,912
                                                                                      --------------  ------------
NET ASSETS........................................................................... $    6,805,885  $  5,810,743
                                                                                      ==============  ============

----------
* See Note J in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2015
                            (Amounts in thousands)

                                                                                                  DFA
                                                                                             International U.S. Large
                                                                                                 Value      Company
                                                                                              Portfolio*   Portfolio
                                                                                             ------------- ----------
Investment Income
  Net Investment Income Allocated from Affiliated Investment Companies:
  Dividends (Net of Foreign Taxes Withheld of $19,467 and $0, respectively).................   $ 241,687          --
  Income from Securities Lending............................................................       6,887          --
  Expenses Allocated from Affiliated Investment Company.....................................     (15,416)         --
                                                                                               ---------    --------
     Total Net Investment Income Received from Affiliated Investment Companies..............     233,158          --
                                                                                               ---------    --------
Fund Investment Income
  Dividends (Net of Foreign Taxes Withheld of $0 and $9, respectively)......................          --    $120,383
  Income from Securities Lending............................................................          --         600
                                                                                               ---------    --------
     Total Investment Income................................................................          --     120,983
                                                                                               ---------    --------
Expenses
  Investment Advisory Services Fees.........................................................       7,652       3,413
  Administrative Services Fees..............................................................      10,266          --
  Accounting & Transfer Agent Fees..........................................................          44         324
  S&P 500(R) Fees...........................................................................          --         103
  Custodian Fees............................................................................          --          91
  Shareholder Servicing Fees -- Class R2 Shares.............................................          27          --
  Filing Fees...............................................................................         167          75
  Shareholders' Reports.....................................................................         284         141
  Directors'/Trustees' Fees & Expenses......................................................          34          28
  Professional Fees.........................................................................          22         477
  Other.....................................................................................         394         377
                                                                                               ---------    --------
     Total Expenses.........................................................................      18,890       5,029
                                                                                               ---------    --------
  Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor
   (Note C).................................................................................      (3,826)       (478)
                                                                                               ---------    --------
  Net Expenses..............................................................................      15,064       4,551
                                                                                               ---------    --------
  Net Investment Income (Loss)..............................................................     218,094     116,432
                                                                                               ---------    --------
Realized and Unrealized Gain (Loss)
  Net Realized Gain (Loss) on:
    Investment Securities Sold**............................................................     185,379     174,452
    Futures.................................................................................          --       2,961
    Foreign Currency Transactions...........................................................      (4,394)         --
    In-Kind Redemptions.....................................................................          --      70,875
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency..............................................    (768,572)    (67,093)
    Futures.................................................................................          --      (2,353)
    Translation of Foreign Currency Denominated Amounts.....................................         490          --
                                                                                               ---------    --------
  Net Realized and Unrealized Gain (Loss)...................................................    (587,097)    178,842
                                                                                               ---------    --------
Net Increase (Decrease) in Net Assets Resulting from Operations.............................   $(369,003)   $295,274
                                                                                               =========    ========

----------
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).
**Net of foreign capital gain taxes withheld of $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                                  DFA International Value    U.S. Large Company
                                                                         Portfolio                Portfolio
                                                                 ------------------------  ----------------------
                                                                     Year         Year        Year        Year
                                                                    Ended        Ended       Ended       Ended
                                                                   Oct. 31,     Oct. 31,    Oct. 31,    Oct. 31,
                                                                     2015         2014        2015        2014
                                                                 -----------  -----------  ----------  ----------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss).................................. $   218,094  $   299,034  $  116,432  $  103,372
  Net Realized Gain (Loss) on:
    Investment Securities Sold*.................................     185,379      130,787     174,452      90,274
    Futures.....................................................          --           --       2,961      12,101
    Foreign Currency Transactions...............................      (4,394)      (1,306)         --          --
    In-Kind Redemptions.........................................          --           --      70,875          --
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency..................    (768,572)    (506,381)    (67,093)    634,795
    Futures.....................................................          --          (25)     (2,353)        345
    Translation of Foreign Currency Denominated Amounts.........         490       (1,031)         --          --
                                                                 -----------  -----------  ----------  ----------
     Net Increase (Decrease) in Net Assets Resulting from
      Operations................................................    (369,003)     (78,922)    295,274     840,887
                                                                 -----------  -----------  ----------  ----------
Distributions From:
  Net Investment Income:
    Class R2 Shares.............................................        (293)        (347)         --          --
    Institutional Class Shares..................................    (210,745)    (295,058)   (110,940)   (102,736)
                                                                 -----------  -----------  ----------  ----------
     Total Distributions........................................    (211,038)    (295,405)   (110,940)   (102,736)
                                                                 -----------  -----------  ----------  ----------
Capital Share Transactions (1):
  Shares Issued.................................................   1,877,719    1,652,421   1,080,396     787,937
  Shares Issued in Lieu of Cash Distributions...................     204,539      286,790      95,812      89,598
  Shares Redeemed...............................................  (1,698,746)  (1,090,342)  1,218,173    (864,648)
                                                                 -----------  -----------  ----------  ----------
     Net Increase (Decrease) from Capital Share Transactions....     383,512      848,869     (41,965)     12,887
                                                                 -----------  -----------  ----------  ----------
     Total Increase (Decrease) in Net Assets....................    (196,529)     474,542     142,368     751,038
Net Assets
  Beginning of Year.............................................   7,002,414    6,527,872   5,668,374   4,917,336
                                                                 -----------  -----------  ----------  ----------
  End of Year................................................... $ 6,805,885  $ 7,002,414  $5,810,743  $5,668,374
                                                                 ===========  ===========  ==========  ==========
(1) Shares Issued and Redeemed:
  Shares Issued.................................................     105,639       84,840      66,846      52,855
  Shares Issued in Lieu of Cash Distributions...................      11,317       14,488       6,038       6,016
  Shares Redeemed...............................................     (93,840)     (55,963)    (74,737)    (57,748)
                                                                 -----------  -----------  ----------  ----------
     Net Increase (Decrease) from Shares Issued and
      Redeemed..................................................      23,116       43,365      (1,853)      1,123
                                                                 ===========  ===========  ==========  ==========
Undistributed Net Investment Income (Distributions in Excess
 of Net Investment Income)...................................... $    27,926  $    22,455  $   10,643  $   10,292

----------
* Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                                    DFA International Value Portfolio-Class R2 Shares
                                                                    --------------------------------------------
                                                                                            Year
                                                                      Year         Year     Ended    Year     Year
                                                                     Ended        Ended     Oct.    Ended    Ended
                                                                    Oct. 31,     Oct. 31,    31,   Oct. 31, Oct. 31,
                                                                      2015         2014     2013     2012     2011
----------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year................................. $ 18.48      $ 19.46   $15.72   $15.83  $ 17.82
                                                                    -------      -------   ------   ------  -------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A).................................    0.51         0.74     0.49     0.51     0.53
  Net Gains (Losses) on Securities (Realized and Unrealized).......   (1.55)       (0.93)    3.77    (0.13)   (2.00)
                                                                    -------      -------   ------   ------  -------
   Total from Investment Operations................................   (1.04)       (0.19)    4.26     0.38    (1.47)
----------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income............................................   (0.51)       (0.79)   (0.52)   (0.49)   (0.52)
                                                                    -------      -------   ------   ------  -------
   Total Distributions.............................................   (0.51)       (0.79)   (0.52)   (0.49)   (0.52)
----------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year....................................... $ 16.93      $ 18.48   $19.46   $15.72  $ 15.83
=================================================================== ========     ========  ======  ======== ========
Total Return.......................................................   (5.78)%      (1.21)%  27.61%    2.70%   (8.53)%
----------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)................................ $10,404      $11,200   $5,517   $6,407  $ 6,102
Ratio of Expenses to Average Net Assets (B)........................    0.68%        0.68%    0.69%    0.71%    0.71%
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived),
 (Expenses Reimbursed), and/or Previously Waived Fees Recovered by
 Advisor)..........................................................    0.73%        0.68%    0.69%    0.71%    0.71%
Ratio of Net Investment Income to Average Net Assets...............    2.81%        3.79%    2.84%    3.33%    2.97%
----------------------------------------------------------------------------------------------------------------------

                                                                     DFA International Value Portfolio-Institutional Class Shares
                                                                    ------------------------------------------------------------

                                                                        Year         Year        Year        Year         Year
                                                                       Ended        Ended       Ended       Ended        Ended
                                                                      Oct. 31,     Oct. 31,    Oct. 31,    Oct. 31,     Oct. 31,
                                                                        2015         2014        2013        2012         2011
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year................................. $    18.47   $    19.45   $    15.72  $    15.83  $    17.81
                                                                    ----------   ----------   ----------  ----------  ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A).................................       0.56         0.84         0.52        0.54        0.58
  Net Gains (Losses) on Securities (Realized and Unrealized).......      (1.56)       (0.98)        3.78       (0.12)      (1.99)
                                                                    ----------   ----------   ----------  ----------  ----------
   Total from Investment Operations................................      (1.00)       (0.14)        4.30        0.42       (1.41)
----------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income............................................      (0.55)       (0.84)       (0.57)      (0.53)      (0.57)
                                                                    ----------   ----------   ----------  ----------  ----------
   Total Distributions.............................................      (0.55)       (0.84)       (0.57)      (0.53)      (0.57)
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year....................................... $    16.92   $    18.47   $    19.45  $    15.72  $    15.83
=================================================================== ==========   ==========   ==========  ==========  ==========
Total Return.......................................................      (5.58)%      (0.97)%      27.90%       2.98%      (8.26)%
----------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)................................ $6,795,481   $6,991,214   $6,522,355  $5,480,888  $5,287,323
Ratio of Expenses to Average Net Assets (B)........................       0.43%        0.43%        0.43%       0.45%       0.45%
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived),
 (Expenses Reimbursed), and/or Previously Waived Fees Recovered by
 Advisor)..........................................................       0.49%        0.43%        0.43%       0.45%       0.45%
Ratio of Net Investment Income to Average Net Assets...............       3.10%        4.29%        3.00%       3.54%       3.26%
----------------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                                            U.S. Large Company Portfolio
                                                             ----------------------------------------------------------
                                                                Year        Year        Year        Year        Year
                                                               Ended       Ended       Ended       Ended       Ended
                                                              Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,
                                                                2015        2014        2013        2012        2011
------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year.......................... $    15.94  $    13.87  $    11.15  $     9.90  $     9.34
                                                             ----------  ----------  ----------  ----------  ----------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)...........................       0.33        0.29        0.27        0.22        0.19
 Net Gains (Losses) on Securities (Realized and Unrealized).       0.47        2.07        2.71        1.25        0.56
                                                             ----------  ----------  ----------  ----------  ----------
   Total from Investment Operations.........................       0.80        2.36        2.98        1.47        0.75
------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income......................................      (0.32)      (0.29)      (0.26)      (0.22)      (0.19)
                                                             ----------  ----------  ----------  ----------  ----------
   Total Distributions......................................      (0.32)      (0.29)      (0.26)      (0.22)      (0.19)
------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year................................ $    16.42  $    15.94  $    13.87  $    11.15  $     9.90
===========================================================  ==========  ==========  ==========  ==========  ==========
Total Return................................................       5.09%      17.17%      27.10%      15.02%       8.09%
------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)......................... $5,810,743  $5,668,374  $4,917,336  $4,037,336  $3,762,013
Ratio of Expenses to Average Net Assets.....................       0.08%       0.08%       0.09%       0.10%       0.10%
Ratio of Expenses to Average Net Assets
 (Excluding Fees (Waived), (Expenses Reimbursed), and/or
 Previously Waived Fees Recovered by Advisor)...............       0.09%       0.08%       0.10%       0.10%       0.10%
Ratio of Net Investment Income to Average Net Assets........       2.05%       1.95%       2.13%       2.10%       1.95%
Portfolio Turnover Rate.....................................          2%          3%          3%          4%          4%
------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS


A. Organization:

   Dimensional Investment Group, Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of fifteen portfolios, two of which, DFA International Value Portfolio and U.S. Large Company Portfolio (the "Portfolios"), are presented in this section of the report. The remaining operational portfolios are presented in separate reports.

   DFA International Value Portfolio (the "Feeder Fund") primarily invests its assets in The DFA International Value Series (the "Series"), a corresponding series of The DFA Investment Trust Company. At October 31, 2015, the Feeder Fund owned 74% of the Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Feeder Fund.

B. Significant Accounting Policies:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Portfolios utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)

   The Feeder Fund's investment reflects its proportionate interest in the net assets of the Series. This valuation is classified as Level 1 in the hierarchy.

   Securities held by U.S. Large Company Portfolio, including over-the-counter securities, are valued at the last quoted sale price at the close of the exchanges on which they are principally traded (official closing price). Securities held by the Portfolio that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Portfolio values the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the

Portfolio may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Futures contracts held by U.S. Large Company Portfolio are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

   A summary of the inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the U.S. Large Company Portfolio Summary Schedule of Portfolio Holdings. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   For the year ended October 31, 2015, there were no significant transfers between Level 1 and Level 2 and no significant Level 3 investments held by the Portfolios.

   2. Deferred Compensation Plan: Each eligible Director/Trustee of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors/Trustees may defer payment of all or a portion of their total fees earned as a Director/Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

   Each Director/Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director/Trustee shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's/Trustee's deferred compensation until a date specified by such Director/Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director/Trustee ceases to be a member of the Board; and (ii) five years following the effective date of the Director's/Trustee's first deferral election. If a Director/Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's/Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director/Trustee ceases to be a member of the Board (unless the Director/Trustee files an amended Notice selecting a different distribution date). As of October 31, 2015, none of the Directors/Trustees have requested or received a distribution of proceeds of a deferred fee account.

   3. Other: The Feeder Fund recognizes its pro-rata share, on a daily basis, of net investment income and realized and unrealized gains and losses of investment securities from the Series, which is treated as a partnership for federal income tax purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of distributions received that may be considered return of capital distributions. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or Portfolios are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

   Class R2 Shares and Institutional Class Shares have equal rights to assets and earnings of the Feeder Fund. Income, gains and losses, and common expenses of the Feeder Fund are allocated to each class of shares based on its relative net assets. Each class will bear its own class-specific expenses, if any.

C. Investment Advisor:

   The Advisor, Dimensional Fund Advisors LP, provides investment advisory services to the Portfolio. Prior to July 21, 2015, the Advisor received no additional compensation for the investment advisory services it provided to the Feeder Funds and the International Small Company Portfolio. On May 8, 2015 and June 10, 2015 at a Special

Joint Meeting of Shareholders, shareholders of the Portfolios approved new investment management agreements, which became effective July 21, 2015, that provide a uniform agreement that increases transparency and better describes all of the services that the Advisor provides to each Portfolio. For the U.S. Large Company Portfolio, the rate charged under the new investment management agreement for investment management services is equal to the rate charged under the Portfolio's previous investment management agreement with the Advisor. For the Feeder Fund, the new investment management agreement replaced the Feeder Fund's investment advisory agreement (that provided for no investment advisory fee at the Feeder Fund level) and administration agreement and charges a rate equal to the combination of the rate charged under the Feeder Fund's previous administration agreement with the Advisor and the rate of the advisory fee charged by the Advisor to the Master Fund in which the Feeder Fund invests. In order to prevent the Feeder Fund from being subject to a higher level of investment management fees, the Advisor will permanently waive the Feeder Fund's investment management fee in the circumstances described in the notes below. For the year ended October 31, 2015, the U.S. Large Company Portfolio's investment advisory services/management fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.06% of the Portfolio's average daily net assets.

   Prior to July 21, 2015, the Feeder Fund paid fees to the Advisor pursuant to an administration agreement for administrative services, including supervision of services provided by others, providing information to shareholders and the Board, and other administrative services, that were accrued daily and paid monthly based on an effective annual rate of 0.20% of the Feeder Fund's average daily net assets. Effective July 21, 2015, the Feeder Fund's investment advisory services/management fees pursuant to the new investment management agreement were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.40% of the Feeder Fund's average daily net assets.

   Pursuant to an Amended and Restated Fee Waiver and/or Expense Assumption Agreement (the "Fee Waiver Agreement"), the Advisor has contractually agreed to waive certain fees, including administration/advisory fees, and in certain instances, assume certain expenses of the Portfolios, as described in the notes below. The Fee Waiver Agreement for the U.S. Large Company Portfolio, and a portion of the Fee Waiver Agreement for the Feeder Fund, will remain in effect through February 28, 2016, and may only be terminated by the Fund's Board of Directors prior to that date and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. The Fee Waiver Agreement with respect to the total management fees paid by the Feeder Fund, as described in the notes below, will remain in effect permanently, unless terminated by the Feeder Fund. For the year ended October 31, 2015, the Portfolios had expense limits based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees and/or expenses assumed as listed below (amounts in thousands). The Portfolios are not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than 36 months before the date of recovery.

                                                                          Previously
                                                           Recovery      Waived Fees/
                                                         of Previously     Expenses
                                                         Waived Fees/       Assumed
                                            Expense        Expenses    Subject to Future
Institutional Class Shares             Limitation Amount    Assumed        Recovery
--------------------------             ----------------- ------------- -----------------
U.S. Large Company Portfolio (1)......       0.08%            $57            $875
DFA International Value Portfolio (2).       0.40%             --              --

Class R2 Shares
---------------
DFA International Value Portfolio (2).       0.79%             --              --

   (1) Effective August 1, 2013, the Advisor has contractually agreed to waive all or a portion of its management fee to the extent necessary to reduce the ordinary operating expenses (excluding expenses incurred through investment in other investment companies) ("Portfolio Expenses") of the Portfolio so that the Portfolio Expenses, on an annualized basis, do not exceed the rate listed above as a percentage of the Portfolio's average net assets (the "Expense Limitation Amount"). At any time that the annualized Portfolio Expenses of the Portfolio are less than the Expense Limitation Amount listed above for the Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that the amount of such recovery is within 36 months and will not cause the annualized Portfolio Expenses of the Portfolio to exceed the Expense Limitation Amount, as listed above.

   Prior to August 1, 2013, the Advisor contractually agreed to waive all or a portion of its administration fee to the extent necessary to reduce the Portfolio Expenses of the Portfolio so that such Portfolio Expenses did not exceed 0.10% of the Portfolio's average net assets on an annualized basis (the "Previous Expense Limitation Amount"). At any time that the Portfolio Expenses of the Portfolio were less than the Previous Expense Limitation Amount, the Advisor retained the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery is within 36 months and did not cause the Portfolio's annualized Portfolio Expenses to exceed the Previous Expense Limitation Amount.

   (2) Effective July 21, 2015, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of the Portfolio to the extent necessary to limit the total management fees paid to the Advisor by the Portfolio, including the proportionate share of the management fees the Portfolio pays indirectly through its investment in other funds managed by the Advisor, to 0.40% of the average net assets of a class of the Portfolio on an annualized basis (the "Permanent Fee Waiver"). In addition to the Permanent Fee Waiver, the Advisor has contractually agreed (including for the time period prior to July 21, 2015) to assume the direct expenses of the Class R2 shares of the Portfolio (excluding management fees and custodian fees) to the extent necessary to limit the annualized expenses of the Class R2 shares of the Portfolio (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) to the rate listed above as a percentage of the average net assets of the Class R2 shares of the Portfolio (the "Annualized Expense Ratio"). At any time that the annualized expenses of the Class R2 shares of the Portfolio are less than the Annualized Expense Ratio listed above, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that the amount of such recovery does not cause the annualized expense ratio of the Class R2 shares of the Portfolio to exceed the Annualized Expense Ratio, as listed above. Except, the Portfolio is not obligated to reimburse the Advisor for fees waived in connection with the Permanent Fee Waiver. Also, the Portfolio is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than 36 months before the date of such reimbursement.

Fees Paid to Officers and Directors/Trustees:

   Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the year ended October 31, 2015, the total related amounts paid by the Fund to the CCO were $30 (in thousands). The total related amounts paid by each Portfolio are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

   At October 31, 2015, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

                    DFA International Value Portfolio. $214
                    U.S. Large Company Portfolio......  266

E. Purchases and Sales of Securities:

   For the year ended October 31, 2015, U.S. Large Company Portfolio made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

                                              Purchases  Sales
                -                             --------- -------
                U.S. Large Company Portfolio. $440,238  $87,873

   There were no purchases or sales of long-term U.S. government securities.

F. Federal Income Taxes:

   Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income, accumulated net realized gains or losses, or unrealized appreciation, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2015, primarily attributable to net foreign currency gains/losses, foreign capital gains tax reclass and realized gains on securities considered to be "passive foreign investment companies", were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

                                                      Increase       Increase
                                                     (Decrease)     (Decrease)
                                      Increase     Undistributed   Accumulated
                                     (Decrease)    Net Investment  Net Realized
                                   Paid-In Capital     Income     Gains (Losses)
                                   --------------- -------------- --------------
DFA International Value Portfolio.     $     4        $(1,585)       $  1,581
U.S. Large Company Portfolio......      80,800         (5,141)        (75,659)

   The tax character of dividends and distributions declared and paid during the years ended October 31, 2014 and October 31, 2015 were as follows (amounts in thousands):

                                       Net Investment
                                         Income and
                                         Short-Term     Long-Term
                                       Capital Gains  Capital Gains  Total
                                       -------------- ------------- --------
    DFA International Value Portfolio
    2014..............................    $295,405         --       $295,405
    2015..............................     211,038         --        211,038
    U.S. Large Company Portfolio
    2014..............................     102,736         --        102,736
    2015..............................     110,940         --        110,940

   At October 31, 2015, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the utilization of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

                                     Net Investment
                                         Income
                                     and Short-Term   Long-Term
                                     Capital Gains  Capital Gains  Total
                                     -------------- ------------- -------
       U.S. Large Company Portfolio.     $5,141        $7,248     $12,389

   At October 31, 2015, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                                   Undistributed                                               Total Net
                                   Net Investment                                            Distributable
                                     Income and   Undistributed                 Unrealized     Earnings
                                     Short-Term     Long-Term   Capital Loss   Appreciation  (Accumulated
                                   Capital Gains  Capital Gains Carryforwards (Depreciation)    Losses)
                                   -------------- ------------- ------------- -------------- -------------
DFA International Value Portfolio.    $34,362             --      $(303,109)    $  (26,271)   $ (295,018)
U.S. Large Company Portfolio......     10,909        $47,851             --      2,719,734     2,778,494

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by these Portfolios after October 31, 2011 will not be subject to expiration and will retain their character as either short-term or long-term capital losses. In addition, such losses must be utilized prior to the losses incurred in the years preceding enactment. As of October 31, 2015, the Portfolios had the following capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates (amounts in thousands):

                                                 Expires on October 31,
                                                 ----------------------
                                                   2016       Total
                                                  --------    --------
              DFA International Value Portfolio. $303,109    $303,109
              U.S. Large Company Portfolio......       --          --

   During the year ended October 31, 2015, the Portfolios utilized the following capital loss carryforwards to offset realized capital gains for federal income tax purposes (amounts in thousands):

                  DFA International Value Portfolio. $182,318
                  U.S. Large Company Portfolio......  109,001

   At October 31, 2015, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                         Net Unrealized
                                   Federal Tax  Unrealized   Unrealized   Appreciation
                                      Cost     Appreciation Depreciation (Depreciation)
                                   ----------- ------------ ------------ --------------
DFA International Value Portfolio. $6,830,145           --    $(26,079)    $  (26,079)
U.S. Large Company Portfolio......  3,425,240   $2,812,502     (92,767)     2,719,735

   The difference between book basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales and investments in passive foreign investment companies.

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolios' tax positions and has concluded that no additional provision for income tax is required in the Portfolios' financial statements. The Portfolios are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolios' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Capital Share Transactions:

   The capital share transactions by class were as follows (amounts in thousands):

                                                               Year                  Year
                                                               Ended                 Ended
                                                             Oct. 31,              Oct. 31,
                                                               2015                  2014
                                                       --------------------  --------------------
                                                          Amount     Shares     Amount     Shares
                                                       -----------  -------  -----------  -------
DFA International Value Portfolio
Class R2 Shares
 Shares Issued........................................ $     3,876      214  $    11,741      598
 Shares Issued in Lieu of Cash Distributions..........         293       16          347       17
 Shares Redeemed......................................      (4,082)    (221)      (5,810)    (293)
                                                       -----------  -------  -----------  -------
Net Increase (Decrease) -- Class R2 Shares............ $        87        9  $     6,278      322
                                                       ===========  =======  ===========  =======
Institutional Class Shares
 Shares Issued........................................ $ 1,873,843  105,425  $ 1,640,680   84,242
 Shares Issued in Lieu of Cash Distributions..........     204,246   11,301      286,443   14,471
 Shares Redeemed......................................  (1,694,664) (93,619)  (1,084,532) (55,670)
                                                       -----------  -------  -----------  -------
Net Increase (Decrease) -- Institutional Class Shares. $   383,425   23,107  $   842,591   43,043
                                                       ===========  =======  ===========  =======

H. Financial Instruments:

   In accordance with the Portfolios' investment objectives and policies, the Portfolios may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

Derivative Financial Instruments:

Summarized below are the specific types of derivative instruments used by the Portfolios.

   1. Futures Contracts: The Portfolios may enter into futures contracts and options on futures contracts to adjust market exposure based on actual or expected cash inflows to or outflows from the Portfolios. Upon entering into a futures contract, the Portfolios deposit cash or pledge U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Portfolios as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolios record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolios could lose more than the initial margin requirements. Entering into stock index futures subjects the Portfolios to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   At October 31, 2015, the U.S. Large Company Portfolio had outstanding futures contracts (dollar amounts in thousands):

                                            Expiration Number of  Contract Unrealized     Cash
                         Description           Date    Contracts*  Value   Gain (Loss) Collateral
                    ----------------------- ---------- ---------- -------- ----------- ----------
U.S. Large Company
  Portfolio........ S&P 500 Emini Index(R)   12/18/15     151     $15,656     $259        $745

* During the year ended October 31, 2015, U.S. Large Company Portfolio's average notional contract amount of outstanding futures contracts was $13,890 (in thousands).

   The following is a summary of the location of derivatives on the U.S. Large Company Portfolio's Statement of Assets and Liabilities as of October 31, 2015:

                                Location on the Statements of Assets and
                                              Liabilities
                           ---------------------------------------------------
 Derivative Type              Asset Derivatives        Liability Derivatives
 ---------------           ------------------------   ------------------------
 Equity contracts                                     Payables: Futures Margin
                                                        Variation

   The following is a summary of the U.S. Large Company Portfolio's derivative instrument holdings categorized by primary risk exposure as of October 31, 2015 (amounts in thousands):

                                          Liability Derivatives Value
                                          --------------------------
                                            Total Value
                                                 at          Equity
                                          October 31, 2015  Contracts
                                          ----------------  ---------
            U.S. Large Company Portfolio.       $259          $259

* Includes cumulative appreciation (depreciation) of futures contracts. Only current day's margin variation is reported within the Statements of Assets and Liabilities.

   The following is a summary of the location of realized and change in unrealized gains and losses on the U.S. Large Company Portfolio's Statement of Operations for the Portfolio's derivative instrument holdings for the year ended October 31, 2015:

 Derivative Type   Location of Gain (Loss) on Derivatives Recognized in Income
 ---------------   -----------------------------------------------------------
 Equity contracts     Net Realized Gain (Loss) on: Futures
                      Change in Unrealized Appreciation (Depreciation) of:
                        Futures

   The following is a summary of the realized and change in unrealized gains and losses from the U.S. Large Company Portfolio's direct investment in derivative instrument holdings categorized by primary risk exposure through the year ended October 31, 2015 (amounts in thousands):

                                              Realized Gain (Loss) on
                                              Derivatives Recognized in Income
                                              -------------------------------
                                                               Equity
                                               Total          Contracts
                                                 -------      ---------
                U.S. Large Company Portfolio. $ 2,961          $ 2,961
                                              Change in Unrealized
                                              Appreciation (Depreciation) on
                                              Derivatives Recognized in Income
                                              -------------------------------
                                                               Equity
                                               Total          Contracts
                                                 -------      ---------
                U.S. Large Company Portfolio. $(2,352)         $(2,352)

I. Line of Credit and Interfund Lending Program:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 1, 2015 with its domestic custodian bank. A line of credit with similar terms was in effect through March 31, 2015. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 30, 2016.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit with its international custodian bank effective January 9, 2015. A line of credit with similar terms was in effect through January 8, 2015. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 8, 2016.

                                Weighted      Weighted    Number of   Interest Maximum Amount
                                 Average    Average Loan     Days     Expense  Borrowed During
                              Interest Rate   Balance    Outstanding* Incurred   The Period
                              ------------- ------------ ------------ -------- ---------------
U.S. Large Company Portfolio.     0.88%       $15,575         27        $10        $73,868

* Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2015, that the Portfolio's available line of credit was utilized.

   There were no outstanding borrowings by the Portfolios under the lines of credit as of October 31, 2015.

   Pursuant to an exemptive order issued by the SEC (the "Order"), the Portfolios may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice. The Portfolios did not utilize the interfund lending program during the year ended October 31, 2015.

J. Securities Lending:

   As of October 31, 2015, U.S. Large Company Portfolio had securities on loan to brokers/dealers, for which the Portfolio received cash collateral. In addition, U.S. Large Company Portfolio received non-cash collateral consisting of short and/or long term U.S. government securities and U.S. Agency Backed Securities with a market value of $184,929 (amount in thousands). The Portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolio's collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, a Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

   Subject to its stated investment policies, the Portfolio will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. The Portfolio also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, the Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

K. Shareholder Servicing Fees:

   The Class R2 Shares pay a shareholder servicing fee in an amount up to 0.25% of their annual average net assets to compensate service agents that provide shareholder servicing, record keeping, account maintenance and other services to investors in the DFA International Value Portfolio's Class R2 Shares.

L. Indemnitees; Contractual Obligations:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

M. In-Kind Redemptions:

   In accordance with guidelines described in the Portfolios' prospectus, the Portfolios may distribute portfolio securities rather than cash as payment for a redemption of fund shares (in-kind redemption). For financial reporting purposes, a Portfolio recognizes a gain on in-kind redemptions to the extent the value of the distributed securities on the date of redemption exceed the cost of those securities and a loss on in-kind redemptions to the extent the cost of the distributed securities on the date of redemption exceeds the value of those securities. Gains and losses realized on in-kind redemptions are not recognized for tax purposes and are reclassified from undistributed realized gain (loss) to paid-in capital.

   During the year ended October 31, 2015, U.S. Large Company Portfolio realized net gains on in-kind redemptions in the amount of $70,875 (amount in thousands).

N. Other:

   At October 31, 2015, the following number of shareholders held the following approximate percentages of the Portfolios' outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

                                                                               Approximate
                                                                              Percentage of
                                                                  Number of    Outstanding
                                                                 Shareholders    Shares
-                                                                ------------ -------------
DFA International Value Portfolio -- Class R2 Shares............      3            93%
DFA International Value Portfolio -- Institutional Class Shares.      3            73%
U.S. Large Company Portfolio....................................      4            80%

O. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Portfolios and has determined that there are no other subsequent events requiring recognition or disclosure in the financial statements.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of Dimensional Investment Group Inc. and Shareholders of the Portfolios, as defined:

In our opinion, the accompanying statements of assets and liabilities, including the schedule of investments/summary schedule of portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of DFA International Value Portfolio and U.S. Large Company Portfolio (constituting portfolios within Dimensional Investment Group Inc., hereafter referred to as the "Portfolios") at October 31, 2015, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolios' management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2015 by correspondence with the custodian, broker and the transfer agents of the investee funds, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 18, 2015

                      RESULTS OF THE SHAREHOLDER MEETING
                                  (Unaudited)

   On May 8, 2015 and June 10, 2015, Dimensional Investment Group Inc. ("DIG") held a Special Joint Meeting of Shareholders for the purpose of voting on several proposals affecting DIG and the Portfolios, including, among other items, the election of Directors, the approval of an updated investment management agreement, and the amendment of certain fundamental investment limitations. The shareholders of the Portfolios approved each of the applicable proposals for DIG and the Portfolios presented at the Meeting. Listed below are the voting results from the Meeting. Please note that not all Proposals presented at the Meeting were voted on by each Portfolio. Additionally, the Proposal numbers reflected below correlate to the Proposal numbers presented for vote at the Meeting.

DIG

Proposal 1: Election of Directors/Trustees*

                                          % Voted % FOR             % Voted  % WITHHOLD
                                  FOR       FOR   of O/S  WITHHOLD  WITHHOLD   of O/S
                              ----------- ------- ------ ---------- -------- ----------
(a) David G. Booth........... 939,783,101 98.41%  59.42% 15,145,259  1.59%     0.96%
(b) George M. Constantinides. 939,783,293 98.41%  59.42% 15,145,070  1.59%     0.96%
(c) John P. Gould............ 939,232,722 98.36%  59.38% 15,695,640  1.64%     0.99%
(d) Roger G. Ibbotson........ 939,903,967 98.43%  59.43% 15,024,396  1.57%     0.95%
(e) Edward P. Lazear......... 939,691,278 98.40%  59.41% 15,237,082  1.60%     0.96%
(f) Eduardo A. Repetto....... 939,908,854 98.43%  59.43% 15,019,506  1.57%     0.95%
(g) Myron S. Scholes......... 939,391,166 98.37%  59.39% 15,537,193  1.63%     0.98%
(h) Abbie J. Smith........... 938,479,338 98.28%  59.34% 16,449,025  1.72%     1.04%

*  Results are for all Portfolios within DIG

DFA International Value Portfolio

Proposal 1: Election of Directors/Trustees

                                          % Voted % FOR            % Voted  % WITHHOLD
                                  FOR       FOR   of O/S WITHHOLD  WITHHOLD   of O/S
                              ----------- ------- ------ --------- -------- ----------
(a) David G. Booth........... 206,343,416 98.06%  52.40% 4,081,532  1.94%     1.04%
(b) George M. Constantinides. 206,448,720 98.11%  52.42% 3,976,229  1.89%     1.01%
(c) John P. Gould............ 206,392,175 98.08%  52.41% 4,032,772  1.92%     1.02%
(d) Roger G. Ibbotson........ 206,417,557 98.10%  52.41% 4,007,393  1.90%     1.02%
(e) Edward P. Lazear......... 206,363,295 98.07%  52.40% 4,061,653  1.93%     1.03%
(f) Eduardo A. Repetto....... 206,462,732 98.12%  52.43% 3,962,216  1.88%     1.01%
(g) Myron S. Scholes......... 205,949,550 97.87%  52.30% 4,475,396  2.13%     1.14%
(h) Abbie J. Smith........... 204,928,341 97.39%  52.04% 5,496,608  2.61%     1.40%

Proposal 2: Approval of a "Manager of Managers" Structure

             % Voted % FOR            % Voted % AGAINST           % Voted % ABSTAIN   Broker   % Broker
FOR            FOR   of O/S  AGAINST  AGAINST  of O/S    ABSTAIN  ABSTAIN  of O/S    Non-Vote  Non-Vote
---          ------- ------ --------- ------- --------- --------- ------- --------- ---------- --------
169,148,727  80.38%  42.95% 4,127,770  1.96%    1.05%   3,156,848  1.50%    0.80%   33,991,603  16.15%

Proposal 4: Approval of an Updated Investment Management Agreement with Dimensional Fund Advisors LP

             % Voted % FOR            % Voted % AGAINST           % Voted % ABSTAIN   Broker   % Broker
FOR            FOR   of O/S  AGAINST  AGAINST  of O/S    ABSTAIN  ABSTAIN  of O/S    Non-Vote  Non-Vote
---          ------- ------ --------- ------- --------- --------- ------- --------- ---------- --------
171,790,492  81.64%  43.62% 1,161,453  0.55%    0.29%   3,481,404  1.65%    0.88%   33,991,603  16.15%

Proposal 5: Approval of an Amendment to the Fundamental Investment Limitation Regarding Investment in Commodities

             % Voted % FOR            % Voted % AGAINST           % Voted % ABSTAIN   Broker   % Broker
FOR            FOR   of O/S  AGAINST  AGAINST  of O/S    ABSTAIN  ABSTAIN  of O/S    Non-Vote  Non-Vote
---          ------- ------ --------- ------- --------- --------- ------- --------- ---------- --------
171,594,952  81.55%  43.57% 1,367,552  0.65%    0.35%   3,470,841  1.65%    0.88%   33,991,603  16.15%

Proposal 7: Election of Trustees of Master Fund

                                          % Voted % FOR            % Voted  % WITHHOLD
                                  FOR       FOR   of O/S WITHHOLD  WITHHOLD   of O/S
                              ----------- ------- ------ --------- -------- ----------
(a) David G. Booth........... 206,098,750 97.94%  52.33% 4,326,198  2.06%     1.10%
(b) George M. Constantinides. 206,246,418 98.01%  52.37% 4,178,527  1.99%     1.06%
(c) John P. Gould............ 206,198,706 97.99%  52.36% 4,226,243  2.01%     1.07%
(d) Roger G. Ibbotson........ 206,218,762 98.00%  52.36% 4,206,187  2.00%     1.07%
(e) Edward P. Lazear......... 206,096,489 97.94%  52.33% 4,328,459  2.06%     1.10%
(f) Eduardo A. Repetto....... 206,268,623 98.02%  52.38% 4,156,325  1.98%     1.06%
(g) Myron S. Scholes......... 205,687,646 97.75%  52.23% 4,737,302  2.25%     1.20%
(h) Abbie J. Smith........... 204,724,182 97.29%  51.98% 5,700,767  2.71%     1.45%

Proposal 8: Approval of a "Manager of Managers" Structure for Master Fund

             % Voted % FOR            % Voted % AGAINST           % Voted % ABSTAIN   Broker   % Broker
FOR            FOR   of O/S  AGAINST  AGAINST  of O/S    ABSTAIN  ABSTAIN  of O/S    Non-Vote  Non-Vote
---          ------- ------ --------- ------- --------- --------- ------- --------- ---------- --------
169,242,255  80.43%  42.97% 1,492,817  0.71%    0.38%   5,698,274  2.71%    1.45%   33,991,603  16.15%

Proposal 9: Approval of an Updated Investment Management Agreement Between Dimensional Fund Advisors LP and Master Fund

             % Voted % FOR            % Voted % AGAINST           % Voted % ABSTAIN   Broker   % Broker
FOR            FOR   of O/S  AGAINST  AGAINST  of O/S    ABSTAIN  ABSTAIN  of O/S    Non-Vote  Non-Vote
---          ------- ------ --------- ------- --------- --------- ------- --------- ---------- --------
171,599,143  81.55%  43.57% 1,288,705  0.61%    0.33%   3,545,498  1.68%    0.90%   33,991,603  16.15%

Proposal 10: Approval of an Amendment to the Fundamental Investment Limitation Regarding Investment in Commodities of Master Fund

             % Voted % FOR            % Voted % AGAINST           % Voted % ABSTAIN   Broker   % Broker
FOR            FOR   of O/S  AGAINST  AGAINST  of O/S    ABSTAIN  ABSTAIN  of O/S    Non-Vote  Non-Vote
---          ------- ------ --------- ------- --------- --------- ------- --------- ---------- --------
171,527,786  81.51%  43.55% 1,446,514  0.69%    0.37%   3,459,044  1.64%    0.88%   33,991,603  16.15%

U.S. Large Company Portfolio

Proposal 1: Election of Directors/Trustees

                                          % Voted % FOR            % Voted  % WITHHOLD
                                  FOR       FOR   of O/S WITHHOLD  WITHHOLD   of O/S
                              ----------- ------- ------ --------- -------- ----------
(a) David G. Booth........... 212,041,354 98.41%  60.38% 3,433,906  1.59%     0.98%
(b) George M. Constantinides. 212,055,228 98.41%  60.38% 3,420,032  1.59%     0.97%
(c) John P. Gould............ 211,890,480 98.34%  60.33% 3,584,780  1.66%     1.02%
(d) Roger G. Ibbotson........ 212,100,718 98.43%  60.39% 3,374,543  1.57%     0.96%
(e) Edward P. Lazear......... 212,072,126 98.42%  60.38% 3,403,134  1.58%     0.97%
(f) Eduardo A. Repetto....... 212,084,138 98.43%  60.39% 3,391,122  1.57%     0.97%
(g) Myron S. Scholes......... 212,026,364 98.40%  60.37% 3,448,896  1.60%     0.98%
(h) Abbie J. Smith........... 211,957,852 98.37%  60.35% 3,517,408  1.63%     1.00%

Proposal 4: Approval of an Updated Investment Management Agreement with Dimensional Fund Advisors LP

             % Voted % FOR            % Voted % AGAINST           % Voted % ABSTAIN   Broker   % Broker
FOR            FOR   of O/S  AGAINST  AGAINST  of O/S    ABSTAIN  ABSTAIN  of O/S    Non-Vote  Non-Vote
---          ------- ------ --------- ------- --------- --------- ------- --------- ---------- --------
158,935,073  73.76%  45.25% 1,394,185  0.65%    0.40%   2,647,363  1.23%    0.75%   52,498,639  24.36%

Proposal 5: Approval of an Amendment to the Fundamental Investment Limitation Regarding Investment in Commodities

             % Voted % FOR            % Voted % AGAINST           % Voted % ABSTAIN   Broker   % Broker
FOR            FOR   of O/S  AGAINST  AGAINST  of O/S    ABSTAIN  ABSTAIN  of O/S    Non-Vote  Non-Vote
---          ------- ------ --------- ------- --------- --------- ------- --------- ---------- --------
157,250,246  72.98%  44.77% 2,868,976  1.33%    0.82%   2,857,398  1.33%    0.81%   52,498,639  24.36%

                       THE DFA INVESTMENT TRUST COMPANY

                              PERFORMANCE CHARTS
                                  (Unaudited)

--------------------------------------------------------------------------------
THE U.S. LARGE CAP VALUE SERIES VS.
RUSSELL 1000 VALUE INDEX
October 31, 2005-October 31, 2015

                                    [CHART]


                  The U.S. Large Cap       Russell 1000 Value
                     Value Series                Index
                 --------------------      ------------------
10/1/2005              $10,000                 $10,000
11/1/2005               10,399                  10,327
12/1/2005               10,413                  10,389
 1/1/2006               10,910                  10,792
 2/1/2006               10,873                  10,858
 3/1/2006               11,067                  11,005
 4/1/2006               11,377                  11,285
 5/1/2006               11,170                  11,000
 6/1/2006               11,266                  11,070
 7/1/2006               11,104                  11,339
 8/1/2006               11,286                  11,529
 9/1/2006               11,599                  11,759
10/1/2006               12,059                  12,144
11/1/2006               12,288                  12,421
12/1/2006               12,534                  12,700
 1/1/2007               12,900                  12,862
 2/1/2007               12,706                  12,662
 3/1/2007               12,795                  12,857
 4/1/2007               13,339                  13,332
 5/1/2007               13,889                  13,813
 6/1/2007               13,665                  13,491
 7/1/2007               12,819                  12,867
 8/1/2007               12,573                  13,011
 9/1/2007               12,901                  13,458
10/1/2007               12,974                  13,459
11/1/2007               12,249                  12,801
12/1/2007               12,208                  12,678
 1/1/2008               11,742                  12,170
 2/1/2008               11,382                  11,660
 3/1/2008               11,276                  11,573
 4/1/2008               11,986                  12,137
 5/1/2008               12,274                  12,117
 6/1/2008               10,929                  10,957
 7/1/2008               10,810                  10,918
 8/1/2008               11,019                  11,104
 9/1/2008               10,029                  10,288
10/1/2008                7,775                   8,507
11/1/2008                7,012                   7,897
12/1/2008                7,240                   8,006
 1/1/2009                6,381                   7,086
 2/1/2009                5,486                   6,139
 3/1/2009                6,029                   6,664
 4/1/2009                7,004                   7,378
 5/1/2009                7,540                   7,834
 6/1/2009                7,448                   7,777
 7/1/2009                8,157                   8,413
 8/1/2009                8,711                   8,853
 9/1/2009                9,092                   9,195
10/1/2009                8,700                   8,914
11/1/2009                9,190                   9,416
12/1/2009                9,444                   9,583
 1/1/2010                9,225                   9,313
 2/1/2010                9,623                   9,607
 3/1/2010               10,373                  10,233
 4/1/2010               10,702                  10,498
 5/1/2010                9,784                   9,635
 6/1/2010                9,046                   9,092
 7/1/2010                9,755                   9,708
 8/1/2010                9,167                   9,292
 9/1/2010               10,061                  10,013
10/1/2010               10,436                  10,314
11/1/2010               10,355                  10,259
12/1/2010               11,365                  11,069
 1/1/2011               11,728                  11,319
 2/1/2011               12,363                  11,737
 3/1/2011               12,421                  11,783
 4/1/2011               12,738                  12,097
 5/1/2011               12,553                  11,969
 6/1/2011               12,334                  11,724
 7/1/2011               11,769                  11,335
 8/1/2011               10,777                  10,628
 9/1/2011                9,686                   9,824
10/1/2011               11,030                  10,949
11/1/2011               10,938                  10,893
12/1/2011               11,025                  11,112
 1/1/2012               11,573                  11,532
 2/1/2012               12,242                  11,992
 3/1/2012               12,467                  12,348
 4/1/2012               12,213                  12,222
 5/1/2012               11,348                  11,505
 6/1/2012               11,959                  12,076
 7/1/2012               12,075                  12,201
 8/1/2012               12,553                  12,466
 9/1/2012               13,015                  12,862
10/1/2012               13,050                  12,799
11/1/2012               13,078                  12,793
12/1/2012               13,476                  13,058
 1/1/2013               14,417                  13,906
 2/1/2013               14,601                  14,106
 3/1/2013               15,299                  14,665
 4/1/2013               15,461                  14,886
 5/1/2013               16,096                  15,269
 6/1/2013               15,917                  15,134
 7/1/2013               16,869                  15,951
 8/1/2013               16,372                  15,346
 9/1/2013               16,851                  15,730
10/1/2013               17,705                  16,419
11/1/2013               18,449                  16,877
12/1/2013               18,940                  17,305
 1/1/2014               18,190                  16,690
 2/1/2014               18,807                  17,412
 3/1/2014               19,251                  17,828
 4/1/2014               19,378                  17,997
 5/1/2014               19,805                  18,261
 6/1/2014               20,342                  18,738
 7/1/2014               20,197                  18,418
 8/1/2014               20,838                  19,095
 9/1/2014               20,324                  18,701
10/1/2014               20,480                  19,122
11/1/2014               20,722                  19,513
12/1/2014               20,878                  19,633
 1/1/2015               19,845                  18,848
 2/1/2015               21,247                  19,760
 3/1/2015               20,843                  19,491
 4/1/2015               21,265                  19,673
 5/1/2015               21,501                  19,910
 6/1/2015               21,155                  19,512
 7/1/2015               21,103                  19,598           Past performance is not predictive of
 8/1/2015               19,822                  18,430           future performance.
 9/1/2015               19,188                  17,874           The returns shown do not reflect the
10/1/2015               20,751                  19,223           deduction of taxes that a shareholder
                                                                 would pay on fund distributions or the
        Average Annual      One       Five        Ten            redemption of fund shares.
        Total Return        Year      Years      Years           Russell data copyright (C) Russell
        ---------------------------------------------------      Investment Group 1995-2015, all rights
                            1.32%     14.74%     7.57%           reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE DFA INTERNATIONAL VALUE SERIES VS.
MSCI WORLD EX USA INDEX (NET DIVIDENDS)
October 31, 2005-October 31, 2015

                                [CHART]


                         The DFA International          MSCI World ex
                              Value Series        USA Index (net dividends)
                         ---------------------    -------------------------
10/1/2005                      $10,000                    $10,000
11/1/2005                       10,178                     10,265
12/1/2005                       10,677                     10,741
 1/1/2006                       11,406                     11,420
 2/1/2006                       11,515                     11,382
 3/1/2006                       12,001                     11,743
 4/1/2006                       12,609                     12,304
 5/1/2006                       12,098                     11,837
 6/1/2006                       12,022                     11,822
 7/1/2006                       12,207                     11,932
 8/1/2006                       12,627                     12,271
 9/1/2006                       12,802                     12,262
10/1/2006                       13,370                     12,746
11/1/2006                       13,815                     13,126
12/1/2006                       14,354                     13,502
 1/1/2007                       14,624                     13,584
 2/1/2007                       14,611                     13,693
 3/1/2007                       15,084                     14,044
 4/1/2007                       15,845                     14,683
 5/1/2007                       16,387                     15,009
 6/1/2007                       16,267                     15,024
 7/1/2007                       15,815                     14,816
 8/1/2007                       15,638                     14,602
 9/1/2007                       16,454                     15,432
10/1/2007                       17,252                     16,102
11/1/2007                       16,207                     15,473
12/1/2007                       15,858                     15,182
 1/1/2008                       14,573                     13,813
 2/1/2008                       14,388                     14,063
 3/1/2008                       14,560                     13,863
 4/1/2008                       15,211                     14,633
 5/1/2008                       15,218                     14,855
 6/1/2008                       13,713                     13,700
 7/1/2008                       13,325                     13,212
 8/1/2008                       12,768                     12,702
 9/1/2008                       11,277                     10,868
10/1/2008                        8,449                      8,607
11/1/2008                        7,931                      8,140
12/1/2008                        8,530                      8,569
 1/1/2009                        7,353                      7,770
 2/1/2009                        6,450                      6,983
 3/1/2009                        7,153                      7,443
 4/1/2009                        8,471                      8,403
 5/1/2009                        9,730                      9,466
 6/1/2009                        9,582                      9,368
 7/1/2009                       10,722                     10,248
 8/1/2009                       11,337                     10,739
 9/1/2009                       11,914                     11,182
10/1/2009                       11,440                     11,002
11/1/2009                       11,781                     11,275
12/1/2009                       11,914                     11,454
 1/1/2010                       11,226                     10,917
 2/1/2010                       11,270                     10,906
 3/1/2010                       12,159                     11,608
 4/1/2010                       11,951                     11,435
 5/1/2010                       10,552                     10,173
 6/1/2010                       10,367                     10,026
 7/1/2010                       11,663                     10,953
 8/1/2010                       11,092                     10,626
 9/1/2010                       12,285                     11,645
10/1/2010                       12,714                     12,060
11/1/2010                       12,077                     11,549
12/1/2010                       13,203                     12,479
 1/1/2011                       13,765                     12,748
 2/1/2011                       14,225                     13,220
 3/1/2011                       13,832                     12,956
 4/1/2011                       14,573                     13,661
 5/1/2011                       14,047                     13,256
 6/1/2011                       13,854                     13,067
 7/1/2011                       13,410                     12,852
 8/1/2011                       11,974                     11,765
 9/1/2011                       10,663                     10,584
10/1/2011                       11,692                     11,613
11/1/2011                       11,307                     11,076
12/1/2011                       11,004                     10,956
 1/1/2012                       11,744                     11,547
 2/1/2012                       12,359                     12,182
 3/1/2012                       12,255                     12,092
 4/1/2012                       11,818                     11,887
 5/1/2012                       10,359                     10,531
 6/1/2012                       11,092                     11,221
 7/1/2012                       11,048                     11,361
 8/1/2012                       11,507                     11,685
 9/1/2012                       11,914                     12,040
10/1/2012                       12,062                     12,125
11/1/2012                       12,255                     12,380
12/1/2012                       12,855                     12,754
 1/1/2013                       13,462                     13,381
 2/1/2013                       13,055                     13,248
 3/1/2013                       13,099                     13,353
 4/1/2013                       13,743                     13,961
 5/1/2013                       13,580                     13,648
 6/1/2013                       13,099                     13,137
 7/1/2013                       13,995                     13,836
 8/1/2013                       13,899                     13,658
 9/1/2013                       14,943                     14,623
10/1/2013                       15,461                     15,113
11/1/2013                       15,520                     15,206
12/1/2013                       15,861                     15,435
 1/1/2014                       15,283                     14,812
 2/1/2014                       16,157                     15,620
 3/1/2014                       16,039                     15,550
 4/1/2014                       16,313                     15,796
 5/1/2014                       16,498                     16,040
 6/1/2014                       16,698                     16,268
 7/1/2014                       16,328                     15,978
 8/1/2014                       16,335                     15,991
 9/1/2014                       15,617                     15,334
10/1/2014                       15,350                     15,090
11/1/2014                       15,358                     15,276
12/1/2014                       14,787                     14,768
 1/1/2015                       14,691                     14,715
 2/1/2015                       15,743                     15,595
 3/1/2015                       15,409                     15,334
 4/1/2015                       16,253                     15,998
 5/1/2015                       16,261                     15,859
 6/1/2015                       15,794                     15,408
 7/1/2015                       15,639                     15,652
 8/1/2015                       14,476                     14,512              Past performance is not predictive of
 9/1/2015                       13,492                     13,780              future performance.
10/1/2015                       14,528                     14,816              The returns shown do not reflect the
                                                                               deduction of taxes that a shareholder
           Average Annual          One         Five         Ten                would pay on fund distributions or the
           Total Return            Year        Years       Years               redemption of fund shares.
           ------------------------------------------------------------        MSCI data copyright MSCI 2015, all
                                  -5.35%       2.70%       3.81%               rights reserved.

--------------------------------------------------------------------------------

                       THE DFA INVESTMENT TRUST COMPANY

                              PERFORMANCE CHARTS
                                  (Unaudited)

--------------------------------------------------------------------------------
THE JAPANESE SMALL COMPANY SERIES VS.
MSCI JAPAN SMALL CAP INDEX (NET DIVIDENDS)
October 31, 2005-October 31, 2015

                                    [CHART]


                  The Japanese Small Company   MSCI Japan Small Cap Index
                            Series                  (net dividends)
                   ----------------------      --------------------------
10/1/2005                  $10,000                      $10,000
11/1/2005                   10,200                       10,427
12/1/2005                   11,350                       11,838
 1/1/2006                   11,835                       12,215
 2/1/2006                   11,129                       11,419
 3/1/2006                   11,624                       11,932
 4/1/2006                   11,857                       11,991
 5/1/2006                   11,023                       11,029
 6/1/2006                   10,601                       10,684
 7/1/2006                   10,095                        9,977
 8/1/2006                   10,264                       10,243
 9/1/2006                   10,105                       10,019
10/1/2006                   10,032                        9,954
11/1/2006                    9,968                        9,870
12/1/2006                   10,053                        9,928
 1/1/2007                   10,264                       10,121
 2/1/2007                   10,675                       10,520
 3/1/2007                   10,601                       10,423
 4/1/2007                   10,454                       10,245
 5/1/2007                   10,243                       10,001
 6/1/2007                   10,411                       10,066
 7/1/2007                   10,475                       10,064
 8/1/2007                   10,032                        9,451
 9/1/2007                   10,021                        9,393
10/1/2007                   10,084                        9,733
11/1/2007                    9,852                        9,324
12/1/2007                    9,241                        8,766
 1/1/2008                    8,977                        8,335
 2/1/2008                    8,914                        8,427
 3/1/2008                    9,093                        8,430
 4/1/2008                    9,156                        8,534
 5/1/2008                    9,494                        8,797
 6/1/2008                    9,051                        8,257
 7/1/2008                    8,797                        7,987
 8/1/2008                    8,312                        7,634
 9/1/2008                    7,774                        6,889
10/1/2008                    7,205                        6,161
11/1/2008                    7,395                        6,413
12/1/2008                    8,154                        6,912
 1/1/2009                    7,595                        6,550
 2/1/2009                    6,614                        5,689
 3/1/2009                    6,909                        5,890
 4/1/2009                    7,194                        6,191
 5/1/2009                    8,080                        6,949
 6/1/2009                    8,618                        7,391
 7/1/2009                    8,797                        7,576
 8/1/2009                    9,262                        8,000
 9/1/2009                    9,167                        7,969
10/1/2009                    8,840                        7,677
11/1/2009                    8,481                        7,403
12/1/2009                    8,449                        7,265
 1/1/2010                    8,565                        7,421
 2/1/2010                    8,734                        7,562
 3/1/2010                    9,177                        7,906
 4/1/2010                    9,451                        8,120
 5/1/2010                    8,660                        7,557
 6/1/2010                    8,797                        7,590
 7/1/2010                    8,956                        7,682
 8/1/2010                    8,713                        7,520
 9/1/2010                    9,093                        7,827
10/1/2010                    8,903                        7,763
11/1/2010                    9,124                        7,914
12/1/2010                    9,968                        8,713
 1/1/2011                   10,200                        8,816
 2/1/2011                   10,675                        9,171
 3/1/2011                   10,011                        8,605
 4/1/2011                    9,958                        8,613
 5/1/2011                    9,789                        8,485
 6/1/2011                   10,285                        8,801
 7/1/2011                   10,665                        9,167
 8/1/2011                   10,380                        8,792
 9/1/2011                   10,327                        8,800
10/1/2011                    9,800                        8,475
11/1/2011                    9,958                        8,246
12/1/2011                    9,905                        8,374
 1/1/2012                   10,538                        8,718
 2/1/2012                   10,549                        8,813
 3/1/2012                   10,854                        9,048
 4/1/2012                   10,633                        8,917
 5/1/2012                    9,747                        8,176
 6/1/2012                   10,264                        8,525
 7/1/2012                    9,916                        8,392
 8/1/2012                    9,926                        8,344
 9/1/2012                   10,063                        8,575
10/1/2012                    9,852                        8,389
11/1/2012                   10,000                        8,447
12/1/2012                   10,369                        8,710
 1/1/2013                   10,696                        9,036
 2/1/2013                   10,960                        9,342
 3/1/2013                   11,804                       10,097
 4/1/2013                   12,426                       10,761
 5/1/2013                   11,414                        9,908
 6/1/2013                   11,519                        9,881
 7/1/2013                   11,793                       10,042
 8/1/2013                   11,530                        9,906
 9/1/2013                   12,838                       11,035
10/1/2013                   12,869                       10,989
11/1/2013                   12,774                       10,917
12/1/2013                   12,869                       11,004
 1/1/2014                   12,743                       10,973
 2/1/2014                   12,690                       10,729
 3/1/2014                   12,753                       10,756
 4/1/2014                   12,563                       10,557
 5/1/2014                   12,890                       10,903
 6/1/2014                   13,808                       11,675
 7/1/2014                   13,724                       11,737
 8/1/2014                   13,850                       11,653
 9/1/2014                   13,428                       11,264
10/1/2014                   13,186                       10,963
11/1/2014                   12,690                       10,839
12/1/2014                   12,806                       10,952
 1/1/2015                   13,122                       11,320
 2/1/2015                   13,660                       11,728
 3/1/2015                   13,840                       11,954
 4/1/2015                   14,177                       12,178
 5/1/2015                   14,325                       12,322
 6/1/2015                   14,620                       12,502
 7/1/2015                   14,536                       12,453
 8/1/2015                   14,093                       12,027              Past performance is not predictive of
 9/1/2015                   13,660                       11,595              future performance.
10/1/2015                   14,378                       12,369              The returns shown do not reflect the
                                                                             deduction of taxes that a shareholder
          Average Annual        One         Five          Ten                would pay on fund distributions or the
          Total Return          Year        Years        Years               redemption of fund shares.
          -----------------------------------------------------------        MSCI data copyright MSCI 2015, all
                                9.04%       10.06%       3.70%               rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE ASIA PACIFIC SMALL COMPANY SERIES VS.
MSCI PACIFIC EX JAPAN SMALL CAP INDEX (NET DIVIDENDS)
October 31, 2005-October 31, 2015

                                    [CHART]

                  The Asia Pacific            MSCI Pacific ex Japan
                Small Company Series     Small Cap Index (net dividends)
                --------------------     -------------------------------
10/1/2005             $10,000                      $10,000
11/1/2005              10,247                       10,379
12/1/2005              10,408                       10,583
 1/1/2006              11,113                       11,189
 2/1/2006              11,274                       11,301
 3/1/2006              11,849                       11,779
 4/1/2006              12,529                       12,539
 5/1/2006              11,818                       11,899
 6/1/2006              11,744                       11,754
 7/1/2006              11,973                       11,875
 8/1/2006              12,270                       12,262
 9/1/2006              12,400                       12,465
10/1/2006              13,420                       13,334
11/1/2006              14,168                       14,144
12/1/2006              14,576                       14,672
 1/1/2007              14,954                       15,045
 2/1/2007              15,356                       15,332
 3/1/2007              16,160                       16,123
 4/1/2007              17,291                       17,241
 5/1/2007              18,776                       17,918
 6/1/2007              19,549                       18,384
 7/1/2007              19,858                       18,379
 8/1/2007              18,380                       17,196
 9/1/2007              20,532                       18,722
10/1/2007              22,331                       20,002
11/1/2007              20,860                       18,395
12/1/2007              20,507                       18,142
 1/1/2008              18,448                       15,711
 2/1/2008              19,017                       16,644
 3/1/2008              18,095                       15,594
 4/1/2008              19,363                       16,637
 5/1/2008              20,210                       16,817
 6/1/2008              18,225                       14,935
 7/1/2008              17,155                       14,249
 8/1/2008              15,955                       13,091
 9/1/2008              13,216                       10,536
10/1/2008               8,825                        6,814
11/1/2008               7,978                        6,071
12/1/2008               8,850                        6,776
 1/1/2009               7,761                        6,030
 2/1/2009               7,335                        5,655
 3/1/2009               8,472                        6,466
 4/1/2009               9,740                        7,623
 5/1/2009              12,257                        9,451
 6/1/2009              12,356                        9,717
 7/1/2009              14,143                       11,121
 8/1/2009              14,787                       11,692
 9/1/2009              15,943                       12,671
10/1/2009              16,302                       12,975
11/1/2009              17,062                       13,348
12/1/2009              17,514                       13,882
 1/1/2010              16,568                       12,994
 2/1/2010              16,865                       13,157
 3/1/2010              18,256                       14,241
 4/1/2010              18,510                       14,639
 5/1/2010              15,949                       12,429
 6/1/2010              15,758                       12,358
 7/1/2010              17,508                       13,615
 8/1/2010              17,489                       13,585
 9/1/2010              20,142                       15,625
10/1/2010              21,014                       16,318
11/1/2010              20,736                       16,100
12/1/2010              22,771                       17,725
 1/1/2011              22,288                       17,210
 2/1/2011              22,430                       17,304
 3/1/2011              22,907                       17,835
 4/1/2011              23,884                       18,557
 5/1/2011              23,179                       18,132
 6/1/2011              22,400                       17,487
 7/1/2011              22,771                       17,745
 8/1/2011              21,187                       16,511
 9/1/2011              17,236                       13,509
10/1/2011              19,932                       15,722
11/1/2011              19,400                       14,650
12/1/2011              18,268                       14,180
 1/1/2012              20,161                       15,653
 2/1/2012              21,682                       16,870
 3/1/2012              21,373                       16,342
 4/1/2012              21,286                       16,430
 5/1/2012              18,633                       14,297
 6/1/2012              19,029                       14,497
 7/1/2012              19,314                       14,974
 8/1/2012              19,963                       15,213
 9/1/2012              20,952                       16,023
10/1/2012              21,422                       16,353
11/1/2012              21,732                       16,514
12/1/2012              22,752                       16,929
 1/1/2013              23,896                       17,826
 2/1/2013              24,001                       18,038
 3/1/2013              24,106                       18,083
 4/1/2013              23,711                       17,940
 5/1/2013              21,954                       16,619
 6/1/2013              20,402                       15,198
 7/1/2013              21,410                       15,806
 8/1/2013              21,583                       15,942
 9/1/2013              23,098                       17,169
10/1/2013              23,760                       17,470
11/1/2013              22,938                       16,732
12/1/2013              23,222                       16,811
 1/1/2014              22,127                       16,033
 2/1/2014              23,408                       16,895
 3/1/2014              23,754                       17,207
 4/1/2014              23,816                       17,320
 5/1/2014              23,840                       17,461
 6/1/2014              24,026                       17,556
 7/1/2014              24,533                       17,938
 8/1/2014              24,917                       18,076
 9/1/2014              22,622                       16,415
10/1/2014              22,950                       16,609
11/1/2014              22,047                       16,082
12/1/2014              21,410                       15,679
 1/1/2015              20,903                       15,370
 2/1/2015              21,923                       16,116
 3/1/2015              21,620                       15,826
 4/1/2015              23,370                       16,734
 5/1/2015              23,630                       16,652
 6/1/2015              21,967                       15,454
 7/1/2015              20,897                       14,756
 8/1/2015              19,116                       13,380                  Past performance is not predictive of
 9/1/2015              18,844                       13,104                  future performance.
10/1/2015              20,235                       14,172                  The returns shown do not reflect the
                                                                            deduction of taxes that a shareholder
          Average Annual         One          Five         Ten              would pay on fund distributions or the
          Total Return           Year         Years       Years             redemption of fund shares.
          -----------------------------------------------------------       MSCI data copyright MSCI 2015, all
                                -11.83%       -0.75%      7.30%             rights reserved.

--------------------------------------------------------------------------------

                       THE DFA INVESTMENT TRUST COMPANY

                              PERFORMANCE CHARTS
                                  (Unaudited)

--------------------------------------------------------------------------------
THE UNITED KINGDOM SMALL COMPANY SERIES VS.
MSCI UK SMALL CAP INDEX (NET DIVIDENDS)
October 31, 2005-October 31, 2015

                                 [CHART]


                    The United Kingdom       MSCI UK Small Cap
                   Small Company Series    Index (net dividends)
                   --------------------    ---------------------
10/1/2005               $10,000                 $10,000
11/1/2005                10,434                  10,499
12/1/2005                10,893                  10,953
 1/1/2006                11,746                  11,845
 2/1/2006                11,907                  12,030
 3/1/2006                12,104                  12,274
 4/1/2006                12,715                  12,923
 5/1/2006                12,458                  12,637
 6/1/2006                12,454                  12,529
 7/1/2006                12,542                  12,432
 8/1/2006                13,069                  12,879
 9/1/2006                13,451                  13,257
10/1/2006                14,216                  14,016
11/1/2006                15,109                  14,924
12/1/2006                15,933                  15,625
 1/1/2007                16,046                  15,588
 2/1/2007                16,042                  15,637
 3/1/2007                16,798                  16,284
 4/1/2007                17,377                  17,092
 5/1/2007                17,611                  17,202
 6/1/2007                16,967                  16,701
 7/1/2007                16,879                  16,607
 8/1/2007                16,782                  15,998
 9/1/2007                16,203                  15,092
10/1/2007                17,498                  16,750
11/1/2007                15,475                  14,812
12/1/2007                14,658                  14,068
 1/1/2008                13,673                  12,936
 2/1/2008                13,874                  13,375
 3/1/2008                13,821                  13,206
 4/1/2008                14,055                  13,452
 5/1/2008                14,095                  13,516
 6/1/2008                12,973                  12,592
 7/1/2008                12,518                  12,089
 8/1/2008                12,317                  11,773
 9/1/2008                10,414                   9,608
10/1/2008                 7,619                   6,942
11/1/2008                 7,080                   6,298
12/1/2008                 6,923                   6,139
 1/1/2009                 6,754                   6,105
 2/1/2009                 6,476                   5,902
 3/1/2009                 6,758                   6,245
 4/1/2009                 8,174                   7,679
 5/1/2009                 9,010                   8,490
 6/1/2009                 9,055                   8,550
 7/1/2009                 9,839                   9,337
 8/1/2009                10,607                  10,237
 9/1/2009                10,917                  10,474
10/1/2009                10,933                  10,489
11/1/2009                10,901                  10,380
12/1/2009                11,130                  10,636
 1/1/2010                11,022                  10,587
 2/1/2010                10,644                  10,112
 3/1/2010                11,537                  11,004
 4/1/2010                11,963                  11,443
 5/1/2010                10,611                  10,068
 6/1/2010                10,813                  10,111
 7/1/2010                12,273                  11,327
 8/1/2010                11,822                  11,020
 9/1/2010                13,085                  12,234
10/1/2010                13,769                  12,755
11/1/2010                13,093                  12,224
12/1/2010                14,433                  13,503
 1/1/2011                14,642                  13,634
 2/1/2011                15,084                  13,993
 3/1/2011                14,807                  13,752
 4/1/2011                16,118                  15,012
 5/1/2011                16,022                  14,822
 6/1/2011                15,511                  14,323
 7/1/2011                15,410                  14,283
 8/1/2011                13,874                  12,826
 9/1/2011                12,474                  11,474
10/1/2011                13,797                  12,727
11/1/2011                13,379                  12,233
12/1/2011                12,965                  11,825
 1/1/2012                14,111                  13,025
 2/1/2012                15,261                  14,235
 3/1/2012                15,595                  14,281
 4/1/2012                15,865                  14,524
 5/1/2012                14,079                  12,725
 6/1/2012                14,771                  13,331
 7/1/2012                15,020                  13,573
 8/1/2012                15,845                  14,292
 9/1/2012                16,661                  15,055
10/1/2012                17,027                  15,366
11/1/2012                17,136                  15,372
12/1/2012                18,081                  16,079
 1/1/2013                18,403                  16,502
 2/1/2013                18,572                  16,595
 3/1/2013                19,127                  17,042
 4/1/2013                19,614                  17,468
 5/1/2013                19,799                  17,704
 6/1/2013                19,364                  17,066
 7/1/2013                21,006                  18,487
 8/1/2013                21,158                  18,740
 9/1/2013                22,591                  20,147
10/1/2013                23,399                  20,856
11/1/2013                23,934                  21,347
12/1/2013                25,257                  22,378
 1/1/2014                24,662                  21,902
 2/1/2014                26,879                  24,027
 3/1/2014                26,054                  23,160
 4/1/2014                25,628                  22,606
 5/1/2014                25,607                  22,649
 6/1/2014                25,587                  22,596
 7/1/2014                24,795                  21,957
 8/1/2014                25,173                  22,188
 9/1/2014                23,737                  20,886
10/1/2014                23,685                  20,753
11/1/2014                23,504                  20,760
12/1/2014                23,886                  21,101
 1/1/2015                23,351                  20,526
 2/1/2015                25,547                  22,554
 3/1/2015                24,224                  21,516
 4/1/2015                25,752                  22,896
 5/1/2015                27,051                  23,946
 6/1/2015                26,983                  23,976
 7/1/2015                27,039                  24,147
 8/1/2015                25,905                  23,197             Past performance is not predictive of
 9/1/2015                25,125                  22,342             future performance.
10/1/2015                26,042                  23,331             The returns shown do not reflect the
                                                                    deduction of taxes that a shareholder
         Average Annual       One       Five        Ten             would pay on fund distributions or the
         Total Return         Year      Years      Years            redemption of fund shares.
         -----------------------------------------------------      MSCI data copyright MSCI 2015, all
                              9.95%     13.59%     10.04%           rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE CONTINENTAL SMALL COMPANY SERIES VS.
MSCI EUROPE EX UK SMALL CAP INDEX (NET DIVIDENDS)
October 31, 2005-October 31, 2015

                                    [CHART]


                 The Continental Small         MSCI Europe ex UK Small
                    Company Series            Cap Index (net dividends)
                 ---------------------        -------------------------
10/1/2005               $10,000                        $10,000
11/1/2005                10,037                         10,128
12/1/2005                10,557                         10,714
 1/1/2006                11,570                         11,910
 2/1/2006                11,905                         12,246
 3/1/2006                12,675                         13,037
 4/1/2006                13,549                         13,961
 5/1/2006                12,899                         13,244
 6/1/2006                12,659                         12,942
 7/1/2006                12,632                         12,800
 8/1/2006                12,967                         13,101
 9/1/2006                13,143                         13,239
10/1/2006                13,804                         13,946
11/1/2006                14,765                         14,922
12/1/2006                15,469                         15,626
 1/1/2007                16,187                         16,127
 2/1/2007                16,214                         16,196
 3/1/2007                17,162                         17,057
 4/1/2007                18,067                         18,089
 5/1/2007                18,418                         18,405
 6/1/2007                18,218                         18,229
 7/1/2007                18,119                         18,095
 8/1/2007                17,476                         17,276
 9/1/2007                17,867                         17,620
10/1/2007                18,729                         18,675
11/1/2007                17,347                         17,338
12/1/2007                17,014                         16,987
 1/1/2008                15,396                         14,942
 2/1/2008                16,057                         15,845
 3/1/2008                16,568                         16,168
 4/1/2008                16,768                         16,444
 5/1/2008                17,091                         16,700
 6/1/2008                15,651                         15,157
 7/1/2008                14,823                         14,296
 8/1/2008                14,420                         13,906
 9/1/2008                11,911                         11,027
 0/1/2008                 8,732                          7,924
 1/1/2008                 8,052                          7,267
 2/1/2008                 8,892                          7,939
 1/1/2009                 7,882                          7,226
 2/1/2009                 7,202                          6,590
 3/1/2009                 7,725                          7,099
 4/1/2009                 8,990                          8,577
 5/1/2009                10,292                          9,857
 6/1/2009                10,166                          9,731
 7/1/2009                10,976                         10,604
 8/1/2009                11,896                         11,693
 9/1/2009                12,915                         12,813
 0/1/2009                12,555                         12,464
11/1/2009                12,936                         12,720
12/1/2009                12,896                         12,777
 1/1/2010                12,684                         12,607
 2/1/2010                12,416                         12,248
 3/1/2010                13,339                         13,242
 4/1/2010                13,213                         13,158
 5/1/2010                11,336                         11,122
 6/1/2010                11,265                         10,956
 7/1/2010                12,613                         12,269
 8/1/2010                12,038                         11,686
 9/1/2010                13,693                         13,489
 0/1/2010                14,484                         14,354
11/1/2010                13,361                         13,267
12/1/2010                15,094                         15,124
 1/1/2011                15,525                         15,466
 2/1/2011                15,793                         15,728
 3/1/2011                16,325                         16,259
 4/1/2011                17,430                         17,395
 5/1/2011                16,842                         16,731
 6/1/2011                16,300                         16,191
 7/1/2011                15,380                         15,209
 8/1/2011                13,801                         13,620
 9/1/2011                11,724                         11,574
10/1/2011                12,927                         12,842
11/1/2011                12,074                         11,838
12/1/2011                11,600                         11,436
 1/1/2012                12,705                         12,570
 2/1/2012                13,521                         13,535
 3/1/2012                13,546                         13,425
 4/1/2012                13,232                         13,201
 5/1/2012                11,425                         11,391
 6/1/2012                11,927                         11,952
 7/1/2012                11,807                         11,910
 8/1/2012                12,345                         12,429
 9/1/2012                12,998                         13,098
10/1/2012                13,223                         13,324
11/1/2012                13,401                         13,528
12/1/2012                14,211                         14,258
 1/1/2013                15,288                         15,419
 2/1/2013                15,137                         15,371
 3/1/2013                14,798                         14,976
 4/1/2013                15,408                         15,558
 5/1/2013                15,694                         15,911
 6/1/2013                15,177                         15,203
 7/1/2013                16,500                         16,586
 8/1/2013                16,522                         16,555
 9/1/2013                17,969                         17,970
10/1/2013                18,997                         19,052
11/1/2013                19,341                         19,391
12/1/2013                19,886                         19,894
 1/1/2014                19,763                         19,730
 2/1/2014                21,502                         21,454
 3/1/2014                21,613                         21,472
 4/1/2014                21,825                         21,562
 5/1/2014                21,914                         21,804
 6/1/2014                21,724                         21,591
 7/1/2014                20,456                         20,318
 8/1/2014                20,212                         20,154
 9/1/2014                19,135                         19,044
10/1/2014                18,569                         18,422
11/1/2014                19,015                         18,962
12/1/2014                18,412                         18,509
 1/1/2015                18,538                         18,552
 2/1/2015                19,818                         19,921
 3/1/2015                19,723                         19,719
 4/1/2015                20,779                         20,774
 5/1/2015                20,803                         20,637
 6/1/2015                20,369                         20,148
 7/1/2015                20,942                         20,896
 8/1/2015                20,160                         20,088
 9/1/2015                19,449                         19,409             Past performance is not predictive of
10/1/2015                20,391                         20,519             future performance.
                                                                           The returns shown do not reflect the
                                                                           deduction of taxes that a shareholder
          Average Annual        One         Five         Ten               would pay on fund distributions or the
          Total Return          Year        Years       Years              redemption of fund shares.
          ----------------------------------------------------------       MSCI data copyright MSCI 2015, all
                                9.81%       7.08%       7.38%              rights reserved.

--------------------------------------------------------------------------------

                       THE DFA INVESTMENT TRUST COMPANY

                              PERFORMANCE CHARTS
                                  (Unaudited)

--------------------------------------------------------------------------------
THE CANADIAN SMALL COMPANY SERIES VS.
MSCI CANADA SMALL CAP INDEX (NET DIVIDENDS)
April 2, 2007-October 31, 2015

                                     [CHART]


                           The                     MSCI Canada Small Cap
                Canadian Small Company Series      Index (net dividends)
              --------------------------------   ------------------------
 4/1/2007                 $10,000                        $10,000
 4/1/2007                  10,710                         10,487
 5/1/2007                  11,420                         11,331
 6/1/2007                  11,370                         11,306
 7/1/2007                  11,300                         11,024
 8/1/2007                  10,560                         10,340
 9/1/2007                  11,730                         11,600
10/1/2007                  13,000                         12,852
11/1/2007                  11,020                         10,809
12/1/2007                  11,430                         11,109
 1/1/2008                  10,350                         10,107
 2/1/2008                  11,160                         11,071
 3/1/2008                  10,290                         10,199
 4/1/2008                  10,540                         10,555
 5/1/2008                  11,140                         11,104
 6/1/2008                  10,620                         10,725
 7/1/2008                   9,710                          9,775
 8/1/2008                   9,310                          9,530
 9/1/2008                   7,190                          7,506
10/1/2008                   4,800                          5,011
11/1/2008                   4,180                          4,560
12/1/2008                   4,500                          4,785
 1/1/2009                   4,530                          4,833
 2/1/2009                   4,120                          4,454
 3/1/2009                   4,380                          4,708
 4/1/2009                   5,300                          5,466
 5/1/2009                   6,340                          6,622
 6/1/2009                   5,950                          6,220
 7/1/2009                   6,700                          6,996
 8/1/2009                   6,920                          7,260
 9/1/2009                   7,910                          8,157
10/1/2009                   7,760                          8,211
11/1/2009                   8,420                          8,900
12/1/2009                   8,960                          9,423
 1/1/2010                   8,540                          9,031
 2/1/2010                   9,050                          9,632
 3/1/2010                   9,770                         10,454
 4/1/2010                  10,120                         10,890
 5/1/2010                   9,150                          9,929
 6/1/2010                   8,730                          9,464
 7/1/2010                   9,440                         10,234
 8/1/2010                   9,330                         10,202
 9/1/2010                  10,430                         11,319
10/1/2010                  11,110                         12,004
11/1/2010                  11,650                         12,509
12/1/2010                  12,840                         13,660
 1/1/2011                  12,780                         13,500
 2/1/2011                  13,660                         14,392
 3/1/2011                  13,680                         14,396
 4/1/2011                  13,940                         14,833
 5/1/2011                  13,360                         14,236
 6/1/2011                  12,620                         13,510
 7/1/2011                  12,810                         13,868
 8/1/2011                  11,840                         13,043
 9/1/2011                   9,600                         10,655
10/1/2011                  11,140                         12,174
11/1/2011                  10,750                         11,857
12/1/2011                  10,580                         11,613
 1/1/2012                  11,490                         12,564
 2/1/2012                  11,930                         13,014
 3/1/2012                  11,400                         12,326
 4/1/2012                  11,140                         12,227
 5/1/2012                   9,840                         10,801
 6/1/2012                   9,860                         10,768
 7/1/2012                  10,130                         11,140
 8/1/2012                  10,560                         11,603
 9/1/2012                  11,010                         12,189
10/1/2012                  10,860                         11,971
11/1/2012                  10,680                         11,703
12/1/2012                  10,930                         11,894
 1/1/2013                  11,250                         12,137
 2/1/2013                  10,700                         11,549
 3/1/2013                  11,010                         11,822
 4/1/2013                  10,650                         11,555
 5/1/2013                  10,480                         11,271
 6/1/2013                  10,050                         10,576
 7/1/2013                  10,790                         11,389
 8/1/2013                  10,690                         11,262
 9/1/2013                  11,170                         11,696
10/1/2013                  11,480                         11,959
11/1/2013                  11,330                         11,668
12/1/2013                  11,610                         11,958
 1/1/2014                  11,250                         11,555
 2/1/2014                  11,970                         12,358
 3/1/2014                  12,140                         12,468
 4/1/2014                  12,670                         12,944
 5/1/2014                  12,690                         12,956
 6/1/2014                  13,650                         14,057
 7/1/2014                  13,010                         13,443
 8/1/2014                  13,460                         13,905
 9/1/2014                  11,920                         12,434
10/1/2014                  11,040                         11,601
11/1/2014                  10,730                         11,276
12/1/2014                  10,480                         10,983
 1/1/2015                   9,420                          9,940
 2/1/2015                  10,000                         10,500
 3/1/2015                   9,550                         10,048
 4/1/2015                  10,600                         11,033
 5/1/2015                  10,230                         10,663
 6/1/2015                   9,810                         10,298
 7/1/2015                   8,610                          9,288
 8/1/2015                   8,370                          8,813             Past performance is not predictive of
 9/1/2015                   7,770                          8,286             future performance.
10/1/2015                   8,280                          8,732             The returns shown do not reflect the
                                                                             deduction of taxes that a shareholder
         Average Annual        One         Five          Since               would pay on fund distributions or the
         Total Return          Year        Years       Inception             redemption of fund shares.
         -------------------------------------------------------------       MSCI data copyright MSCI 2015, all
                              -25.00%      -5.71%       -2.18%               rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE EMERGING MARKETS SERIES VS.
MSCI EMERGING MARKETS INDEX (NET DIVIDENDS)
October 31, 2005-October 31, 2015

                                  [CHART]


                               The            MSCI Emerging Markets Index
                     Emerging Markets Series       (net dividends)
                     -----------------------  ---------------------------
10/1/2005                    $10,000                    $10,000
11/1/2005                     10,723                     10,827
12/1/2005                     11,345                     11,467
 1/1/2006                     12,432                     12,748
 2/1/2006                     12,397                     12,733
 3/1/2006                     12,565                     12,845
 4/1/2006                     13,320                     13,760
 5/1/2006                     11,784                     12,318
 6/1/2006                     11,771                     12,288
 7/1/2006                     11,988                     12,461
 8/1/2006                     12,366                     12,779
 9/1/2006                     12,539                     12,885
10/1/2006                     13,289                     13,497
11/1/2006                     14,141                     14,500
12/1/2006                     14,714                     15,153
 1/1/2007                     14,931                     14,993
 2/1/2007                     14,705                     14,904
 3/1/2007                     15,375                     15,496
 4/1/2007                     16,360                     16,231
 5/1/2007                     17,457                     17,019
 6/1/2007                     17,745                     17,816
 7/1/2007                     18,176                     18,756
 8/1/2007                     17,865                     18,358
 9/1/2007                     19,441                     20,385
10/1/2007                     21,576                     22,659
11/1/2007                     20,169                     21,052
12/1/2007                     20,098                     21,126
 1/1/2008                     18,349                     18,490
 2/1/2008                     18,935                     19,855
 3/1/2008                     18,349                     18,804
 4/1/2008                     19,663                     20,330
 5/1/2008                     19,778                     20,707
 6/1/2008                     17,750                     18,641
 7/1/2008                     17,519                     17,938
 8/1/2008                     16,480                     16,506
 9/1/2008                     14,190                     13,617
10/1/2008                     10,453                      9,890
11/1/2008                      9,507                      9,146
12/1/2008                     10,253                      9,859
 1/1/2009                      9,467                      9,222
 2/1/2009                      8,855                      8,702
 3/1/2009                     10,133                      9,953
 4/1/2009                     11,638                     11,609
 5/1/2009                     13,622                     13,593
 6/1/2009                     13,506                     13,409
 7/1/2009                     15,055                     14,917
 8/1/2009                     15,109                     14,864
 9/1/2009                     16,445                     16,213
10/1/2009                     16,103                     16,233
11/1/2009                     17,066                     16,930
12/1/2009                     17,683                     17,599
 1/1/2010                     16,720                     16,618
 2/1/2010                     16,924                     16,676
 3/1/2010                     18,344                     18,022
 4/1/2010                     18,455                     18,241
 5/1/2010                     16,742                     16,636
 6/1/2010                     16,769                     16,514
 7/1/2010                     18,247                     17,889
 8/1/2010                     17,825                     17,542
 9/1/2010                     19,854                     19,491
10/1/2010                     20,457                     20,057
11/1/2010                     20,000                     19,528
12/1/2010                     21,629                     20,921
 1/1/2011                     21,070                     20,354
 2/1/2011                     20,923                     20,164
 3/1/2011                     22,091                     21,349
 4/1/2011                     22,863                     22,012
 5/1/2011                     22,233                     21,434
 6/1/2011                     21,971                     21,104
 7/1/2011                     21,802                     21,011
 8/1/2011                     20,040                     19,133
 9/1/2011                     17,008                     16,344
10/1/2011                     19,139                     18,508
11/1/2011                     18,478                     17,275
12/1/2011                     17,941                     17,067
 1/1/2012                     19,862                     19,003
 2/1/2012                     20,941                     20,141
 3/1/2012                     20,399                     19,468
 4/1/2012                     20,036                     19,236
 5/1/2012                     17,878                     17,079
 6/1/2012                     18,766                     17,738
 7/1/2012                     18,917                     18,084
 8/1/2012                     19,046                     18,024
 9/1/2012                     20,111                     19,111
10/1/2012                     20,009                     18,995
11/1/2012                     20,271                     19,236
12/1/2012                     21,460                     20,177
 1/1/2013                     21,571                     20,455
 2/1/2013                     21,323                     20,198
 3/1/2013                     21,021                     19,850
 4/1/2013                     21,261                     20,000
 5/1/2013                     20,573                     19,487
 6/1/2013                     19,281                     18,246
 7/1/2013                     19,565                     18,437
 8/1/2013                     19,108                     18,120
 9/1/2013                     20,470                     19,298
10/1/2013                     21,407                     20,236
11/1/2013                     21,087                     19,940
12/1/2013                     20,874                     19,652
 1/1/2014                     19,427                     18,376
 2/1/2014                     20,133                     18,984
 3/1/2014                     20,843                     19,567
 4/1/2014                     20,968                     19,633
 5/1/2014                     21,682                     20,318
 6/1/2014                     22,286                     20,858
 7/1/2014                     22,552                     21,261
 8/1/2014                     23,258                     21,740
 9/1/2014                     21,549                     20,129
10/1/2014                     21,780                     20,366
11/1/2014                     21,571                     20,151
12/1/2014                     20,599                     19,222
 1/1/2015                     20,737                     19,337
 2/1/2015                     21,372                     19,936
 3/1/2015                     20,928                     19,652
 4/1/2015                     22,330                     21,164
 5/1/2015                     21,434                     20,316
 6/1/2015                     20,919                     19,789
 7/1/2015                     19,578                     18,417
 8/1/2015                     17,963                     16,751              Past performance is not predictive of
 9/1/2015                     17,483                     16,247              future performance.
10/1/2015                     18,544                     17,406              The returns shown do not reflect the
                                                                             deduction of taxes that a shareholder
          Average Annual         One          Five          Ten              would pay on fund distributions or the
          Total Return           Year         Years        Years             redemption of fund shares.
          ------------------------------------------------------------       MSCI data copyright MSCI 2015, all
                                -14.86%       -1.94%       6.37%             rights reserved.

--------------------------------------------------------------------------------

                       THE DFA INVESTMENT TRUST COMPANY

                              PERFORMANCE CHARTS
                                  (Unaudited)

--------------------------------------------------------------------------------
THE EMERGING MARKETS SMALL CAP SERIES VS.
MSCI EMERGING MARKETS INDEX (NET DIVIDENDS)
October 31, 2005-October 31, 2015

                             CHART


             The Emerging Markets       MSCI Emerging Markets
               Small Cap Series         Index (net dividends)
             --------------------       ---------------------
10/1/2005          $10,000                     $10,000
11/1/2005           10,714                      10,827
12/1/2005           11,419                      11,467
 1/1/2006           12,529                      12,748
 2/1/2006           12,669                      12,733
 3/1/2006           12,898                      12,845
 4/1/2006           13,957                      13,760
 5/1/2006           12,492                      12,318
 6/1/2006           11,946                      12,288
 7/1/2006           12,221                      12,461
 8/1/2006           12,650                      12,779
 9/1/2006           13,010                      12,885
10/1/2006           13,994                      13,497
11/1/2006           15,058                      14,500
12/1/2006           15,754                      15,153
 1/1/2007           16,066                      14,993
 2/1/2007           16,202                      14,904
 3/1/2007           16,934                      15,496
 4/1/2007           18,231                      16,231
 5/1/2007           19,687                      17,019
 6/1/2007           20,280                      17,816
 7/1/2007           21,274                      18,756
 8/1/2007           20,397                      18,358
 9/1/2007           21,801                      20,385
10/1/2007           23,453                      22,659
11/1/2007           21,582                      21,052
12/1/2007           21,834                      21,126
 1/1/2008           19,216                      18,490
 2/1/2008           19,771                      19,855
 3/1/2008           18,852                      18,804
 4/1/2008           20,000                      20,330
 5/1/2008           19,888                      20,707
 6/1/2008           17,597                      18,641
 7/1/2008           17,331                      17,938
 8/1/2008           16,286                      16,506
 9/1/2008           13,355                      13,617
10/1/2008            9,309                       9,890
11/1/2008            8,745                       9,146
12/1/2008            9,986                       9,859
 1/1/2009            9,225                       9,222
 2/1/2009            8,661                       8,702
 3/1/2009            9,855                       9,953
 4/1/2009           11,853                      11,609
 5/1/2009           14,545                      13,593
 6/1/2009           14,475                      13,409
 7/1/2009           16,328                      14,917
 8/1/2009           16,524                      14,864
 9/1/2009           17,905                      16,213
10/1/2009           17,891                      16,233
11/1/2009           18,955                      16,930
12/1/2009           20,000                      17,599
 1/1/2010           19,123                      16,618
 2/1/2010           19,454                      16,676
 3/1/2010           21,120                      18,022
 4/1/2010           21,470                      18,241
 5/1/2010           19,319                      16,636
 6/1/2010           19,837                      16,514
 7/1/2010           21,666                      17,889
 8/1/2010           21,773                      17,542
 9/1/2010           24,424                      19,491
10/1/2010           25,399                      20,057
11/1/2010           24,722                      19,528
12/1/2010           26,146                      20,921
 1/1/2011           25,049                      20,354
 2/1/2011           24,321                      20,164
 3/1/2011           25,679                      21,349
 4/1/2011           27,037                      22,012
 5/1/2011           26,435                      21,434
 6/1/2011           26,430                      21,104
 7/1/2011           26,734                      21,011
 8/1/2011           24,204                      19,133
 9/1/2011           19,907                      16,344
10/1/2011           22,114                      18,508
11/1/2011           21,045                      17,275
12/1/2011           20,485                      17,067
 1/1/2012           22,804                      19,003
 2/1/2012           24,676                      20,141
 3/1/2012           24,050                      19,468
 4/1/2012           23,476                      19,236
 5/1/2012           21,339                      17,079
 6/1/2012           22,156                      17,738
 7/1/2012           21,895                      18,084
 8/1/2012           22,469                      18,024
 9/1/2012           23,784                      19,111
10/1/2012           23,705                      18,995
11/1/2012           24,125                      19,236
12/1/2012           25,618                      20,177
 1/1/2013           26,099                      20,455
 2/1/2013           26,374                      20,198
 3/1/2013           26,262                      19,850
 4/1/2013           26,799                      20,000
 5/1/2013           26,430                      19,487
 6/1/2013           24,144                      18,246
 7/1/2013           24,265                      18,437
 8/1/2013           23,262                      18,120
 9/1/2013           24,970                      19,298
10/1/2013           25,936                      20,236
11/1/2013           25,576                      19,940
12/1/2013           25,376                      19,652
 1/1/2014           24,298                      18,376
 2/1/2014           25,390                      18,984
 3/1/2014           26,267                      19,567
 4/1/2014           26,486                      19,633
 5/1/2014           27,396                      20,318
 6/1/2014           28,115                      20,858
 7/1/2014           28,185                      21,261
 8/1/2014           29,062                      21,740
 9/1/2014           27,629                      20,129
10/1/2014           27,387                      20,366
11/1/2014           27,088                      20,151
12/1/2014           26,262                      19,222
 1/1/2015           26,692                      19,337
 2/1/2015           27,382                      19,936
 3/1/2015           27,182                      19,652
 4/1/2015           29,123                      21,164
 5/1/2015           28,731                      20,316
 6/1/2015           27,755                      19,789
 7/1/2015           26,062                      18,417
 8/1/2015           23,518                      16,751           Past performance is not predictive of
 9/1/2015           23,486                      16,247           future performance.
10/1/2015           24,806                      17,406           The returns shown do not reflect the
                                                                 deduction of taxes that a shareholder
        Average Annual       One       Five        Ten           would pay on fund distributions or the
        Total Return         Year      Years      Years          redemption of fund shares.
        ----------------------------------------------------     MSCI data copyright MSCI 2015, all
                            -9.42%     -0.47%     9.51%          rights reserved.

--------------------------------------------------------------------------------

                       THE DFA INVESTMENT TRUST COMPANY

                     MANAGEMENT'S DISCUSSION AND ANALYSIS
                                  (Unaudited)


 U.S. Equity Market Review                   12 Months Ended October 31, 2015

   U.S. equities had positive returns during the period. The broad U.S. equity market, as measured by the Russell 3000(R) Index, gained approximately 4.5%. Large-cap stocks outperformed small-cap stocks as measured by the Russell indices.

              Total Return for 12 Months Ended October 31, 2015
               -------------------------------------------------

              Russell 3000(R) Index ....................... 4.49%
              Russell Microcap(R) Index (micro-cap stocks). 0.82%
              Russell 2000(R) Index (small-cap stocks) .... 0.34%
              Russell 1000(R) Index (large-cap stocks) .... 4.86%
              Dow Jones U.S. Select REIT Index/SM/......... 6.87%

   Growth stocks outperformed value stocks as measured by the Russell indices.

               Total Return for 12 Months Ended October 31, 2015
               -------------------------------------------------

         Russell 2000(R) Value Index (small-cap value stocks)... -2.88%
         Russell 2000(R) Growth Index (small-cap growth stocks).  3.52%
         Russell 1000(R) Value Index (large-cap value stocks)...  0.53%
         Russell 1000(R) Growth Index (large-cap growth stocks).  9.18%

----------
Source: Russell data copyright (C) Russell Investment Group 1995-2015, all rights reserved.

   Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") believes that among the most important factors explaining differences in the behavior of diversified equity portfolios are the market capitalization and value/growth characteristics of the portfolios' holdings. Value characteristics are a function of stock price relative to one or more fundamental characteristics such as book value, earnings, or dividends.

   For many Dimensional U.S. equity portfolios, differences in returns over the period were primarily attributable to differences in value/growth and size characteristics as well as the exclusion of REIT securities from most Dimensional portfolios and the exclusion of securities of highly regulated utilities from most value strategies. For many portfolios, the construction approach used by Dimensional generally resulted in portfolios with greater weight in value, small-cap, and/or micro-cap companies relative to widely used benchmarks.

Domestic Equity Series' Performance Overview

The U.S. Large Cap Value Series

   The U.S. Large Cap Value Series is designed to capture the returns of U.S. large-cap value stocks. Value is measured primarily by book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2015, the Series held approximately 300 securities. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Series' assets.

   For the 12 months ended October 31, 2015, total returns were 1.32% for the Series and 0.53% for the Russell 1000(R) Value Index. As a result of the Series' diversified investment approach, performance was determined principally by broad trends in the U.S. equity market rather than the behavior of a limited number of stocks. The Series had a smaller allocation than the Index to the largest market cap stocks and a greater allocation to the remainder of the eligible large-cap universe, which benefited the Portfolio's relative performance as the largest market cap value stocks underperformed.

 International Equity Market Review          12 Months Ended October 31, 2015

   Performance of non-U.S. developed markets was varied for the period. Small-cap stocks and growth stocks had positive returns while large-cap stocks and value stocks had negative returns. As measured by the MSCI World ex USA indices, small-cap stocks outperformed large-cap stocks, and growth stocks outperformed value stocks.

                       12 Months Ended October 31, 2015
                       --------------------------------
                                              Return in U.S. Dollars
                                              ----------------------
           MSCI World ex USA Index...........         -1.81%
           MSCI World ex USA Small Cap Index.          4.66%
           MSCI World ex USA Value Index.....         -5.92%
           MSCI World ex USA Growth Index....          2.33%

   During the period, the U.S. dollar (USD) appreciated against most developed markets currencies, decreasing USD-denominated returns in developed markets.

                           12 Months Ended October 31, 2015
                            --------------------------------

Ten Largest Foreign Developed Markets by Market Cap  Local Return Return in U.S. Dollars
---------------------------------------------------  ------------ ----------------------
                  United Kingdom....................     0.01%            -3.45%
                  Japan.............................    17.41%             9.07%
                  Canada............................    -5.27%           -18.37%
                  France............................    18.69%             4.64%
                  Switzerland.......................     3.70%             1.25%
                  Germany...........................    16.20%             2.45%
                  Australia.........................    -2.25%           -20.66%
                  Spain.............................     0.50%           -11.40%
                  Hong Kong.........................    -1.73%            -1.67%
                  Sweden............................     9.47%            -4.59%

----------
Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2015, all rights reserved.

   Emerging markets had weaker performance over the period than non-U.S. developed markets. As measured by the MSCI emerging markets indices, small-cap stocks outperformed large-cap stocks, and growth stocks outperformed value stocks.

                       12 Months Ended October 31, 2015
                       --------------------------------
                                                Return in U.S. Dollars
                                                ----------------------
         MSCI Emerging Markets Index...........        -14.53%
         MSCI Emerging Markets Small Cap Index.         -8.61%
         MSCI Emerging Markets Value Index.....        -17.62%
         MSCI Emerging Markets Growth Index....        -11.50%

   During the period, the U.S. dollar (USD) appreciated against most emerging markets currencies, decreasing USD-denominated returns in emerging markets.

                      12 Months Ended October 31, 2015
                       --------------------------------

Ten Largest Emerging Markets by Market Cap  Local Return Return in U.S. Dollars
------------------------------------------  ------------ ----------------------
              China........................    -0.76%            -0.70%
              Korea........................    -0.03%            -6.28%
              Taiwan.......................    -2.50%            -8.65%
              India........................    -2.15%            -8.06%
              South Africa.................     7.82%           -13.73%
              Brazil.......................   -15.36%           -45.97%
              Mexico.......................     0.26%           -18.22%
              Russia.......................     8.87%           -20.92%
              Malaysia.....................    -8.60%           -30.02%
              Indonesia....................   -12.35%           -22.61%

----------
Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2015, all rights reserved.

International Equity Series' Performance Overview

The DFA International Value Series

   The DFA International Value Series is designed to capture the returns of international large company value stocks. Value is measured primarily by book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2015, the Series held approximately 520 securities in 22 eligible developed countries. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Series' assets.

   For the 12 months ended October 31, 2015, total returns were -5.35% for the Series and -1.81% for the MSCI World ex USA Index (net dividends). As a result of the Series' diversified investment approach, performance was determined principally by broad trends in international equity markets rather than the behavior of a limited number of stocks. The Series had significantly greater exposure than the Index to value stocks. Value stocks generally underperformed during the period, which detracted from the Series' relative performance. Differences in the valuation timing and methodology between the Series and the Index generally detracted from the Series' relative performance. The Series prices foreign exchange rates at the closing of the U.S. markets while the Index uses rates at 4 p.m. London time. The Series also may use fair value pricing to price certain portfolio securities at the closing of the U.S. markets while the Index uses local market closing prices.

The Japanese Small Company Series

   The Japanese Small Company Series is designed to capture the returns of Japanese small company stocks. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2015, the Series held approximately 1,440 securities. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Series' assets.

   For the 12 months ended October 31, 2015, total returns were 9.04% for the Series and 12.83% for the MSCI Japan Small Cap Index (net dividends). As a result of the Series' diversified investment approach, performance was determined principally by broad trends in the Japanese equity market, rather than the behavior of a limited number of stocks. The Series had a greater allocation than the Index to micro-cap securities, and micro-cap securities underperformed relative to other small-caps, which detracted from the Series' relative performance. The Series' underperformance was partially offset by the exclusion of real estate investment trusts (REITs), which underperformed the overall Index. The Series' relative performance also benefited from the exclusion of small- and micro-cap securities with both high relative prices and low profitability as these securities underperformed. Differences in the valuation timing and methodology between the Series and the Index detracted from the Series' relative performance. The Series prices foreign exchange rates at the closing of the U.S. markets while the Index uses rates at 4 p.m. London time. The Series also may use fair value pricing to price certain portfolio securities at the closing of the U.S. markets while the Index uses local market closing prices.

The Asia Pacific Small Company Series

   The Asia Pacific Small Company Series is designed to capture the returns of small-cap stocks in Australia, Hong Kong, New Zealand, and Singapore. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2015, the Series held approximately 830 securities across the eligible countries. Country allocations generally reflect the approximate weights of individual securities within a universe of these countries' stocks constructed by the Advisor. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Series' assets.

   For the 12 months ended October 31, 2015, total returns were -11.83% for the Series and -14.67% for the MSCI Pacific ex Japan Small Cap Index (net dividends). As a result of the Series' diversified investment approach, performance was determined principally by broad trends in Asia Pacific equity markets rather than the behavior of a limited number of stocks. The Series' exclusion of small low profitability securities benefited relative performance as these securities underperformed. The Series' holdings in Hong Kong, particularly in micro-caps, outperformed those in the Index and benefited the Series' relative performance.

The United Kingdom Small Company Series

   The United Kingdom Small Company Series is designed to capture the returns of U.K. small-cap stocks. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2015, the Series held approximately 320 securities. In general, cash exposure was low throughout the year, with an average cash balance of less than 1% of the Series' assets.

   For the 12 months ended October 31, 2015, total returns were 9.95% for the Series and 12.42% for the MSCI UK Small Cap Index (net dividends). As a result of the Series diversified investment approach, performance was determined principally by broad trends in the U.K. equity market, rather than the behavior of a limited number of stocks. The Series' exclusion of real estate investment trusts (REITs) detracted from the Series' relative performance as REITs in the United Kingdom generally outperformed other sectors during the period. Due to differences in methodology, the Series may hold names that are larger in size than those included in the Index, resulting in differences in sector weights. During the period, these differences in sector weights contributed to the Series' relative underperformance. For instance, the Series had a lower allocation to financials, which outperformed and detracted from the Series' relative performance, and a higher allocation to industrials, which underperformed and detracted from the Series' relative performance. The Series' underperformance was partially offset by the exclusion of small- and micro-cap securities with high relative prices and low profitability, as these securities underperformed during the period. Differences in the valuation timing and methodology between the Series and the Index detracted from the Series' relative performance. The Series prices foreign exchange rates at the closing of the U.S. markets while the Index uses rates at 4 p.m. London time. The Series also may use fair value pricing to price certain portfolio securities at the closing of the U.S. markets while the Index uses local market closing prices.

The Continental Small Company Series

   The Continental Small Company Series is designed to capture the returns of small-cap stocks in the developed markets of Europe (excluding the U.K.) and Israel, by purchasing shares in such securities. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2015, the Series held approximately 1,160 securities in 15 eligible developed continental European countries and Israel. Country allocations generally reflect the approximate weights of individual securities within a universe of continental European and Israeli small-cap stocks constructed by the Advisor. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Series' assets.

   For the 12 months ended October 31, 2015, total returns were 9.81% for the Series and 11.38% for the MSCI Europe ex UK Small Cap Index (net dividends). As a result of the Series' diversified investment approach, performance was determined principally by broad trends in the continental European (excluding the U.K.) and Israeli equity markets, rather than the behavior of a limited number of stocks. Due to differences in methodology, the Series may hold names that are larger in size than those included in the Index, resulting in differences in individual holdings. Within the financial sector, these holding differences detracted from the Series' relative performance as the Series' financial holdings underperformed the Index's financial holdings. Differences in the valuation timing and methodology between the Series and the Index detracted from the Series' relative performance. The Series prices foreign exchange rates at the closing of the U.S. markets while the Index uses rates at 4 p.m. London time. The Series also may use fair value pricing to price certain portfolio securities at the closing of the U.S. markets while the Index uses local market closing prices.

The Canadian Small Company Series

   The Canadian Small Company Series is designed to capture the returns of Canadian small-cap stocks. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2015, the Series held approximately 320 securities. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Series' assets.

   For the 12 months ended October 31, 2015, total returns were -25.00% for the Series and -24.73% for the MSCI Canada Small Cap Index (net dividends). As a result of the Series' diversified investment approach, performance was determined principally by broad trends in the Canadian equity market. The Series had a greater allocation to micro-cap securities than the Index, which detracted from the Series relative performance as micro-caps underperformed other small-cap securities. The Series held a higher weighting in energy companies, which underperformed, detracting from the Series' relative performance. The Series' exclusion of real estate investment trusts (REITs) also detracted from the Series' relative performance as REITs outperformed the Index total return. The Series' underperformance was partially offset by the exclusion of small low profitability growth securities, which underperformed during the period.

The Emerging Markets Series

   The Emerging Markets Series is designed to capture the returns of large-cap stocks in selected emerging markets countries. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2015, the Series held approximately 1,100 securities across 21 eligible emerging markets. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Series' assets.

   For the 12 months ended October 31, 2015, total returns were -14.86% for the Series and -14.53% for the MSCI Emerging Markets Index (net dividends). As a result of the Series' diversified approach, performance was generally determined by broad trends in emerging markets rather than the behavior of a limited number of stocks. The Series' relative underperformance was driven primarily by country allocation differences between the Series and the Index. The Series' lower allocation to China, which outperformed most other emerging markets during the period, detracted from the Series' relative performance. This was partially offset by the Series' greater allocation to Taiwan, which also generally outperformed.

The Emerging Markets Small Cap Series

   The Emerging Markets Small Cap Series is designed to capture the returns of small-cap stocks in selected emerging markets. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2015, the Series held approximately 3,300 securities across 17 eligible emerging markets. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Series' assets.

   For the 12 months ended October 31, 2015, total returns were -9.42% for the Series and -14.53% for the MSCI Emerging Markets Index (net dividends). As a result of the Series' diversified approach, performance was principally determined by broad trends in emerging markets rather than the behavior of a limited number of stocks. The Series focuses on small-cap stocks while the Index primarily holds large-cap and mid-cap stocks. Emerging markets small-cap stocks outperformed emerging markets large-caps and mid-caps over the period, and the Series' greater exposure to small-caps benefited the Series' relative performance.

                       THE DFA INVESTMENT TRUST COMPANY

                          DISCLOSURE OF FUND EXPENSES
                                  (Unaudited)


   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   Actual Fund Return

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   Hypothetical Example for Comparison Purposes

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                            Six Months Ended October 31, 2015
  EXPENSE TABLES
                                      Beginning  Ending              Expenses
                                       Account  Account   Annualized   Paid
                                        Value    Value     Expense    During
                                      05/01/15  10/31/15    Ratio*   Period*
                                      --------- --------- ---------- --------
  The U.S. Large Cap Value Series
  -------------------------------
  Actual Fund Return................. $1,000.00 $  975.90    0.11%    $0.55
  Hypothetical 5% Annual Return...... $1,000.00 $1,024.65    0.11%    $0.56

  The DFA International Value Series
  ----------------------------------
  Actual Fund Return................. $1,000.00 $  893.80    0.22%    $1.05
  Hypothetical 5% Annual Return...... $1,000.00 $1,024.10    0.22%    $1.12

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                         Beginning  Ending              Expenses
                                          Account  Account   Annualized   Paid
                                           Value    Value     Expense    During
                                         05/01/15  10/31/15    Ratio*   Period*
                                         --------- --------- ---------- --------
The Japanese Small Company Series
---------------------------------
Actual Fund Return...................... $1,000.00 $1,014.10    0.12%    $0.61
Hypothetical 5% Annual Return........... $1,000.00 $1,024.60    0.12%    $0.61

The Asia Pacific Small Company Series
-------------------------------------
Actual Fund Return...................... $1,000.00 $  865.80    0.13%    $0.61
Hypothetical 5% Annual Return........... $1,000.00 $1,024.55    0.13%    $0.66

The United Kingdom Small Company Series
---------------------------------------
Actual Fund Return...................... $1,000.00 $1,011.20    0.11%    $0.56
Hypothetical 5% Annual Return........... $1,000.00 $1,024.65    0.11%    $0.56

The Continental Small Company Series
------------------------------------
Actual Fund Return...................... $1,000.00 $  981.30    0.13%    $0.65
Hypothetical 5% Annual Return........... $1,000.00 $1,024.55    0.13%    $0.66

The Canadian Small Company Series
---------------------------------
Actual Fund Return...................... $1,000.00 $  781.10    0.12%    $0.54
Hypothetical 5% Annual Return........... $1,000.00 $1,024.60    0.12%    $0.61

The Emerging Markets Series
---------------------------
Actual Fund Return...................... $1,000.00 $  830.50    0.16%    $0.74
Hypothetical 5% Annual Return........... $1,000.00 $1,024.40    0.16%    $0.82

The Emerging Markets Small Cap Series
-------------------------------------
Actual Fund Return...................... $1,000.00 $  851.80    0.26%    $1.21
Hypothetical 5% Annual Return........... $1,000.00 $1,023.89    0.26%    $1.33

----------

* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.

                       THE DFA INVESTMENT TRUST COMPANY

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (Unaudited)


   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For The DFA Investment Trust Company, this would be for the fiscal quarters ending
January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-Q with the SEC on September 29, 2015. They are available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS

          The U.S. Large Cap Value Series
Consumer Discretionary.......................  14.0%
Consumer Staples.............................   5.2%
Energy.......................................  16.1%
Financials...................................  21.5%
Health Care..................................  11.8%
Industrials..................................  12.3%
Information Technology.......................  10.8%
Materials....................................   3.3%
Other........................................    --
Telecommunication Services...................   4.7%
Utilities....................................   0.3%
                                              -----
                                              100.0%

        The DFA International Value Series
Consumer Discretionary.......................  12.4%
Consumer Staples.............................   3.7%
Energy.......................................  14.4%
Financials...................................  34.7%
Health Care..................................   0.9%
Industrials..................................  10.4%
Information Technology.......................   3.3%
Materials....................................  11.8%
Other........................................    --
Telecommunication Services...................   5.9%
Utilities....................................   2.5%
                                              -----
                                              100.0%

         The Japanese Small Company Series
Consumer Discretionary.......................  20.3%
Consumer Staples.............................   9.2%
Energy.......................................   1.0%
Financials...................................  12.1%
Health Care..................................   4.9%
Industrials..................................  28.7%
Information Technology.......................  11.4%
Materials....................................  11.7%
Telecommunication Services...................   0.1%
Utilities....................................   0.6%
                                              -----
                                              100.0%

DISCLOSURE OF PORTFOLIO HOLDINGS
CONTINUED


       The Asia Pacific Small Company Series
Consumer Discretionary.......................  28.7%
Consumer Staples.............................   5.5%
Energy.......................................   2.8%
Financials...................................  16.1%
Health Care..................................   7.6%
Industrials..................................  16.6%
Information Technology.......................   5.3%
Materials....................................  11.1%
Other........................................    --
Telecommunication Services...................   3.3%
Utilities....................................   3.0%
                                              -----
                                              100.0%

      The United Kingdom Small Company Series
Consumer Discretionary.......................  28.0%
Consumer Staples.............................   5.4%
Energy.......................................   4.1%
Financials...................................  15.6%
Health Care..................................   2.9%
Industrials..................................  24.0%
Information Technology.......................   8.5%
Materials....................................   7.6%
Other........................................    --
Telecommunication Services...................   2.1%
Utilities....................................   1.8%
                                              -----
                                              100.0%

       The Continental Small Company Series
Consumer Discretionary.......................  14.0%
Consumer Staples.............................   6.1%
Energy.......................................   3.0%
Financials...................................  17.6%
Health Care..................................   9.8%
Industrials..................................  27.0%
Information Technology.......................   8.8%
Materials....................................   9.4%
Other........................................    --
Telecommunication Services...................   2.0%
Utilities....................................   2.3%
                                              -----
                                              100.0%

         The Canadian Small Company Series
Consumer Discretionary.......................  12.2%
Consumer Staples.............................   4.6%
Energy.......................................  20.6%
Financials...................................   9.2%
Health Care..................................   1.6%
Industrials..................................  14.9%
Information Technology.......................   5.5%
Materials....................................  23.3%
Telecommunication Services...................   0.6%
Utilities....................................   7.5%
                                              -----
                                              100.0%

            The Emerging Markets Series
Consumer Discretionary.......................  10.0%
Consumer Staples.............................   9.5%
Energy.......................................   6.6%
Financials...................................  26.3%
Health Care..................................   3.2%
Industrials..................................   8.1%
Information Technology.......................  18.6%
Materials....................................   7.6%
Other........................................    --
Telecommunication Services...................   6.7%
Utilities....................................   3.4%
                                              -----
                                              100.0%

       The Emerging Markets Small Cap Series
Consumer Discretionary.......................  16.3%
Consumer Staples.............................   9.7%
Energy.......................................   1.9%
Financials...................................  15.8%
Health Care..................................   6.4%
Industrials..................................  16.5%
Information Technology.......................  14.8%
Materials....................................  12.9%
Other........................................    --
Real Estate Investment Trusts................    --
Telecommunication Services...................   1.1%
Utilities....................................   4.6%
                                              -----
                                              100.0%

                        THE U.S. LARGE CAP VALUE SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2015

                                                                               Percentage
                                                     Shares       Value+     of Net Assets**
                                                     ------       ------     ---------------
COMMON STOCKS -- (95.4%)
Consumer Discretionary -- (13.3%)
    Comcast Corp. Class A.........................  9,482,510 $  593,794,776            3.1%
#   Comcast Corp. Special Class A.................  2,635,567    165,276,407            0.9%
    Ford Motor Co................................. 14,411,800    213,438,758            1.1%
    General Motors Co.............................  5,492,031    191,726,802            1.0%
    Time Warner Cable, Inc........................  1,876,119    355,336,939            1.9%
    Time Warner, Inc..............................  4,297,753    323,792,711            1.7%
    Other Securities..............................               819,458,486            4.2%
                                                              --------------           -----
Total Consumer Discretionary......................             2,662,824,879           13.9%
                                                              --------------           -----
Consumer Staples -- (5.0%)
    Archer-Daniels-Midland Co.....................  2,748,548    125,498,702            0.7%
    CVS Health Corp...............................  3,364,257    332,321,306            1.7%
    Mondelez International, Inc. Class A..........  3,818,531    176,263,391            0.9%
    Other Securities..............................               364,331,183            1.9%
                                                              --------------           -----
Total Consumer Staples............................               998,414,582            5.2%
                                                              --------------           -----
Energy -- (15.3%)
    Anadarko Petroleum Corp.......................  2,015,789    134,815,968            0.7%
    Chevron Corp..................................  6,389,725    580,698,208            3.0%
    ConocoPhillips................................  6,174,431    329,405,894            1.7%
    Exxon Mobil Corp..............................  7,571,926    626,501,157            3.3%
    Marathon Petroleum Corp.......................  2,604,266    134,900,979            0.7%
    Occidental Petroleum Corp.....................  2,051,160    152,893,466            0.8%
    Phillips 66...................................  2,055,820    183,070,771            1.0%
    Valero Energy Corp............................  2,806,975    185,035,792            1.0%
    Other Securities..............................               737,288,899            3.9%
                                                              --------------           -----
Total Energy......................................             3,064,611,134           16.1%
                                                              --------------           -----
Financials -- (20.5%)
    American International Group, Inc.............  3,536,873    223,035,211            1.2%
    Bank of America Corp.......................... 15,546,531    260,870,790            1.4%
    Bank of New York Mellon Corp. (The)...........  2,959,920    123,280,668            0.7%
    Capital One Financial Corp....................  2,074,942    163,712,924            0.9%
    Citigroup, Inc................................  4,980,715    264,824,617            1.4%
    Goldman Sachs Group, Inc. (The)...............  1,523,888    285,729,000            1.5%
    Hartford Financial Services Group, Inc. (The).  2,644,794    122,348,170            0.6%
    JPMorgan Chase & Co........................... 10,421,544    669,584,202            3.5%
    MetLife, Inc..................................  2,189,692    110,316,683            0.6%
    Morgan Stanley................................  3,524,427    116,200,358            0.6%
    PNC Financial Services Group, Inc. (The)......  1,273,146    114,914,158            0.6%
    Travelers Cos., Inc. (The)....................  1,130,153    127,582,972            0.7%
    Wells Fargo & Co..............................  2,083,146    112,781,524            0.6%
    Other Securities..............................             1,406,483,007            7.2%
                                                              --------------           -----
Total Financials..................................             4,101,664,284           21.5%
                                                              --------------           -----
Health Care -- (11.3%)
    Aetna, Inc....................................  2,009,110    230,605,646            1.2%
*   Allergan P.L.C................................    496,938    153,290,465            0.8%
#   Anthem, Inc...................................  1,532,858    213,297,191            1.1%
#*  Express Scripts Holding Co....................  2,842,416    245,527,894            1.3%
    Humana, Inc...................................    707,042    126,298,912            0.7%
    Pfizer, Inc................................... 21,021,501    710,947,164            3.7%

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                                                       Percentage
                                                            Shares       Value+      of Net Assets**
                                                            ------       ------      ---------------
Health Care -- (Continued)
      Thermo Fisher Scientific, Inc......................  1,268,522 $   165,897,307            0.9%
      Other Securities...................................                411,377,957            2.1%
                                                                     ---------------          ------
Total Health Care........................................              2,257,242,536           11.8%
                                                                     ---------------          ------
Industrials -- (11.8%)
      CSX Corp...........................................  5,382,618     145,276,860            0.8%
      FedEx Corp.........................................    843,839     131,681,076            0.7%
      General Electric Co................................ 19,532,516     564,880,363            3.0%
      Norfolk Southern Corp..............................  1,598,000     127,887,940            0.7%
      Southwest Airlines Co..............................  3,733,160     172,807,976            0.9%
      Stanley Black & Decker, Inc........................  1,095,910     116,144,542            0.6%
      Union Pacific Corp.................................  1,819,501     162,572,414            0.9%
      Other Securities...................................                931,311,189            4.7%
                                                                     ---------------          ------
Total Industrials........................................              2,352,562,360           12.3%
                                                                     ---------------          ------
Information Technology -- (10.3%)
      Cisco Systems, Inc................................. 13,742,784     396,479,319            2.1%
      EMC Corp...........................................  6,310,731     165,467,367            0.9%
      Fidelity National Information Services, Inc........  1,504,505     109,708,505            0.6%
      Hewlett-Packard Co.................................  9,619,949     259,353,825            1.4%
      Intel Corp......................................... 11,297,597     382,536,635            2.0%
      Other Securities...................................                753,326,604            3.8%
                                                                     ---------------          ------
Total Information Technology.............................              2,066,872,255           10.8%
                                                                     ---------------          ------
Materials -- (3.2%)
      Other Securities...................................                631,231,680            3.3%
                                                                     ---------------          ------
Telecommunication Services -- (4.4%)
      AT&T, Inc.......................................... 21,699,651     727,155,305            3.8%
      Other Securities...................................                163,622,086            0.9%
                                                                     ---------------          ------
Total Telecommunication Services.........................                890,777,391            4.7%
                                                                     ---------------          ------
Utilities -- (0.3%)
      Other Securities...................................                 56,891,951            0.3%
                                                                     ---------------          ------
TOTAL COMMON STOCKS......................................             19,083,093,052           99.9%
                                                                     ---------------          ------

RIGHTS/WARRANTS -- (0.0%)
      Other Securities...................................                    208,567            0.0%
                                                                     ---------------          ------
TOTAL INVESTMENT SECURITIES..............................             19,083,301,619
                                                                     ---------------

TEMPORARY CASH INVESTMENTS -- (0.0%)
      State Street Institutional Liquid Reserves, 0.140%.  9,754,555       9,754,555            0.1%
                                                                     ---------------          ------

SECURITIES LENDING COLLATERAL -- (4.6%)
(S)@  DFA Short Term Investment Fund..................... 79,199,929     916,343,183            4.8%
                                                                     ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $14,362,076,197)...............................              $20,009,399,357          104.8%
                                                                     ===============          ======

THE U.S. LARGE CAP VALUE SERIES
CONTINUED


Summary of the Series' investments as of October 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     Investments in Securities (Market Value)
                               ----------------------------------------------------
                                   Level 1       Level 2    Level 3      Total
                               --------------- ------------ ------- ---------------
Common Stocks
  Consumer Discretionary...... $ 2,662,824,879           --   --    $ 2,662,824,879
  Consumer Staples............     998,414,582           --   --        998,414,582
  Energy......................   3,064,611,134           --   --      3,064,611,134
  Financials..................   4,101,664,284           --   --      4,101,664,284
  Health Care.................   2,257,242,536           --   --      2,257,242,536
  Industrials.................   2,352,562,360           --   --      2,352,562,360
  Information Technology......   2,066,872,255           --   --      2,066,872,255
  Materials...................     631,231,680           --   --        631,231,680
  Telecommunication Services..     890,777,391           --   --        890,777,391
  Utilities...................      56,891,951           --   --         56,891,951
Rights/Warrants...............              -- $    208,567   --            208,567
Temporary Cash Investments....       9,754,555           --   --          9,754,555
Securities Lending Collateral.              --  916,343,183   --        916,343,183
                               --------------- ------------   --    ---------------
TOTAL......................... $19,092,847,607 $916,551,750   --    $20,009,399,357
                               =============== ============   ==    ===============


                See accompanying Notes to Financial Statements.

                      THE DFA INTERNATIONAL VALUE SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2015

                                                                 Percentage
                                         Shares     Value++    of Net Assets**
                                         ------     -------    ---------------
  COMMON STOCKS -- (94.9%)
  AUSTRALIA -- (5.6%)
      BHP Billiton, Ltd................ 5,172,675 $ 84,835,680            0.9%
      BHP Billiton, Ltd. Sponsored ADR. 1,465,288   48,193,322            0.5%
      Macquarie Group, Ltd.............   982,233   59,473,059            0.6%
      Other Securities.................            344,551,404            3.8%
                                                  ------------            ----
  TOTAL AUSTRALIA......................            537,053,465            5.8%
                                                  ------------            ----

  AUSTRIA -- (0.1%)
      Other Securities.................             10,400,098            0.1%
                                                  ------------            ----

  BELGIUM -- (1.3%)
      Other Securities.................            124,483,972            1.3%
                                                  ------------            ----

  CANADA -- (7.4%)
      Bank of Montreal................. 1,105,966   64,245,565            0.7%
      Manulife Financial Corp.......... 3,287,435   54,505,652            0.6%
      Suncor Energy, Inc............... 3,750,370  111,599,034            1.2%
      Other Securities.................            479,872,309            5.2%
                                                  ------------            ----
  TOTAL CANADA.........................            710,222,560            7.7%
                                                  ------------            ----

  DENMARK -- (1.6%)
      Other Securities.................            153,265,271            1.7%
                                                  ------------            ----

  FINLAND -- (0.6%)
      Other Securities.................             60,810,526            0.7%
                                                  ------------            ----

  FRANCE -- (9.3%)
      AXA SA........................... 4,004,754  106,879,326            1.2%
      BNP Paribas SA................... 1,005,680   60,941,389            0.7%
  #   Cie de Saint-Gobain.............. 1,789,605   74,914,737            0.8%
      Engie SA......................... 3,247,971   56,842,074            0.6%
      Orange SA........................ 4,969,645   87,623,255            0.9%
      Renault SA.......................   759,515   71,564,612            0.8%
      Societe Generale SA.............. 1,935,625   89,896,621            1.0%
  #   Total SA......................... 3,202,849  154,885,992            1.7%
      Other Securities.................            191,929,736            2.0%
                                                  ------------            ----
  TOTAL FRANCE.........................            895,477,742            9.7%
                                                  ------------            ----

  GERMANY -- (7.3%)
      Allianz SE.......................   730,758  127,932,134            1.4%
      Allianz SE Sponsored ADR......... 2,811,910   49,349,021            0.5%
      Bayerische Motoren Werke AG......   836,920   85,724,339            0.9%
      Daimler AG....................... 2,214,556  192,032,407            2.1%
      Other Securities.................            250,012,427            2.7%
                                                  ------------            ----
  TOTAL GERMANY........................            705,050,328            7.6%
                                                  ------------            ----

  HONG KONG -- (2.2%)
      Other Securities.................            213,300,423            2.3%
                                                  ------------            ----

  IRELAND -- (0.3%)
      Other Securities.................             25,921,424            0.3%
                                                  ------------            ----

  ISRAEL -- (0.4%)
      Other Securities.................             35,459,088            0.4%
                                                  ------------            ----

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                         Percentage
                                               Shares      Value++     of Net Assets**
                                               ------      -------     ---------------
ITALY -- (1.8%)
    UniCredit SpA........................... 10,827,146 $   69,911,588            0.7%
    Other Securities........................               104,201,022            1.2%
                                                        --------------           -----
TOTAL ITALY.................................               174,112,610            1.9%
                                                        --------------           -----

JAPAN -- (21.4%)
    Hitachi, Ltd............................  7,531,000     43,444,754            0.5%
    Honda Motor Co., Ltd....................  3,334,800    110,316,638            1.2%
    ITOCHU Corp.............................  3,608,800     45,156,836            0.5%
    Mitsubishi UFJ Financial Group, Inc..... 21,459,506    138,789,997            1.5%
    Mizuho Financial Group, Inc............. 51,633,200    106,356,355            1.2%
    Nissan Motor Co., Ltd...................  5,844,900     60,589,514            0.7%
#   Sumitomo Mitsui Financial Group, Inc....  2,728,500    108,849,809            1.2%
    Other Securities........................             1,441,016,272           15.5%
                                                        --------------           -----
TOTAL JAPAN.................................             2,054,520,175           22.3%
                                                        --------------           -----

NETHERLANDS -- (2.8%)
    ING Groep NV............................  6,261,830     91,466,780            1.0%
    Koninklijke Philips NV..................  1,816,357     48,966,694            0.5%
    Other Securities........................               128,818,636            1.4%
                                                        --------------           -----
TOTAL NETHERLANDS...........................               269,252,110            2.9%
                                                        --------------           -----

NEW ZEALAND -- (0.1%)
    Other Securities........................                 6,670,339            0.1%
                                                        --------------           -----

NORWAY -- (0.6%)
    Other Securities........................                61,668,622            0.7%
                                                        --------------           -----

PORTUGAL -- (0.0%)
    Other Securities........................                 4,300,068            0.0%
                                                        --------------           -----

SINGAPORE -- (1.0%)
    Other Securities........................                91,074,356            1.0%
                                                        --------------           -----

SPAIN -- (2.9%)
    Banco Santander SA...................... 19,371,024    108,210,378            1.2%
    Iberdrola SA............................ 14,302,198    101,990,959            1.1%
    Other Securities........................                70,374,756            0.7%
                                                        --------------           -----
TOTAL SPAIN.................................               280,576,093            3.0%
                                                        --------------           -----

SWEDEN -- (3.0%)
    Svenska Cellulosa AB SCA Class B........  2,234,256     65,807,693            0.7%
    Telefonaktiebolaget LM Ericsson Class B.  4,879,427     47,489,038            0.5%
    Other Securities........................               174,423,981            1.9%
                                                        --------------           -----
TOTAL SWEDEN................................               287,720,712            3.1%
                                                        --------------           -----

SWITZERLAND -- (8.5%)
    ABB, Ltd................................  4,761,575     89,830,421            1.0%
    Adecco SA...............................    640,328     47,598,969            0.5%
    Cie Financiere Richemont SA.............    928,099     79,582,225            0.9%
    LafargeHolcim, Ltd......................    932,270     52,500,549            0.6%
    Swiss Re AG.............................  1,037,390     96,301,702            1.0%
    UBS Group AG............................  2,463,478     49,201,633            0.5%
    Zurich Insurance Group AG...............    343,651     90,689,469            1.0%
    Other Securities........................               316,311,917            3.4%
                                                        --------------           -----
TOTAL SWITZERLAND...........................               822,016,885            8.9%
                                                        --------------           -----

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                                  Percentage
                                                        Shares      Value++     of Net Assets**
                                                        ------      -------     ---------------
UNITED KINGDOM -- (16.7%)
      Barclays P.L.C. Sponsored ADR..................  5,103,338 $   72,620,500            0.8%
      BP P.L.C. Sponsored ADR........................  8,753,160    312,487,811            3.4%
      HSBC Holdings P.L.C............................ 20,428,278    159,605,431            1.7%
#     HSBC Holdings P.L.C. Sponsored ADR.............  2,554,625     99,809,198            1.1%
      Royal Dutch Shell P.L.C. Class A...............  1,867,596     48,757,978            0.5%
      Royal Dutch Shell P.L.C. Sponsored ADR Class A.  1,338,497     70,217,553            0.8%
#     Royal Dutch Shell P.L.C. Sponsored ADR Class B.  3,323,210    175,099,935            1.9%
      Standard Chartered P.L.C.......................  4,035,713     44,798,973            0.5%
      Vodafone Group P.L.C........................... 58,351,986    192,032,427            2.1%
      Vodafone Group P.L.C. Sponsored ADR............  4,011,201    132,249,306            1.4%
      Other Securities...............................               295,091,397            3.2%
                                                                 --------------          ------
TOTAL UNITED KINGDOM.................................             1,602,770,509           17.4%
                                                                 --------------          ------
TOTAL COMMON STOCKS..................................             9,126,127,376           98.9%
                                                                 --------------          ------

PREFERRED STOCKS -- (0.6%)
GERMANY -- (0.6%)
      Volkswagen AG..................................    396,506     47,594,617            0.5%
      Other Securities...............................                13,660,500            0.2%
                                                                 --------------          ------
TOTAL GERMANY........................................                61,255,117            0.7%
                                                                 --------------          ------
TOTAL PREFERRED STOCKS...............................                61,255,117            0.7%
                                                                 --------------          ------

RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
      Other Securities...............................                        --            0.0%
                                                                 --------------          ------

SPAIN -- (0.0%)
      Other Securities...............................                 1,065,068            0.0%
                                                                 --------------          ------
TOTAL RIGHTS/WARRANTS................................                 1,065,068            0.0%
                                                                 --------------          ------
TOTAL INVESTMENT SECURITIES..........................             9,188,447,561
                                                                 --------------

                                                                    Value+
                                                                    ------
SECURITIES LENDING COLLATERAL -- (4.5%)
(S)@  DFA Short Term Investment Fund................. 37,531,967    434,244,856            4.7%
                                                                 --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $9,600,064,667)............................              $9,622,692,417          104.3%
                                                                 ==============          ======

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

Summary of the Series' investments as of October 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     Investments in Securities (Market Value)
                               ----------------------------------------------------
                                  Level 1        Level 2     Level 3     Total
                               -------------- -------------- ------- --------------
Common Stocks
  Australia................... $   57,726,184 $  479,327,281   --    $  537,053,465
  Austria.....................             --     10,400,098   --        10,400,098
  Belgium.....................      4,913,352    119,570,620   --       124,483,972
  Canada......................    710,222,560             --   --       710,222,560
  Denmark.....................             --    153,265,271   --       153,265,271
  Finland.....................      2,150,379     58,660,147   --        60,810,526
  France......................      4,266,340    891,211,402   --       895,477,742
  Germany.....................     72,150,156    632,900,172   --       705,050,328
  Hong Kong...................             --    213,300,423   --       213,300,423
  Ireland.....................      5,888,310     20,033,114   --        25,921,424
  Israel......................        788,648     34,670,440   --        35,459,088
  Italy.......................     25,889,612    148,222,998   --       174,112,610
  Japan.......................     63,194,952  1,991,325,223   --     2,054,520,175
  Netherlands.................     28,977,472    240,274,638   --       269,252,110
  New Zealand.................             --      6,670,339   --         6,670,339
  Norway......................     15,266,905     46,401,717   --        61,668,622
  Portugal....................             --      4,300,068   --         4,300,068
  Singapore...................             --     91,074,356   --        91,074,356
  Spain.......................      4,304,148    276,271,945   --       280,576,093
  Sweden......................      8,128,809    279,591,903   --       287,720,712
  Switzerland.................     41,604,334    780,412,551   --       822,016,885
  United Kingdom..............    891,654,132    711,116,377   --     1,602,770,509
Preferred Stocks
  Germany.....................             --     61,255,117   --        61,255,117
Rights/Warrants
  Australia...................             --             --   --                --
  Spain.......................             --      1,065,068   --         1,065,068
Securities Lending Collateral.             --    434,244,856   --       434,244,856
                               -------------- --------------   --    --------------
TOTAL......................... $1,937,126,293 $7,685,566,124   --    $9,622,692,417
                               ============== ==============   ==    ==============


                See accompanying Notes to Financial Statements.

                       THE JAPANESE SMALL COMPANY SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2015

                                                                          Percentage
                                                  Shares     Value++    of Net Assets**
                                                  ------     -------    ---------------
COMMON STOCKS -- (90.4%)
Consumer Discretionary -- (18.4%)
    Aoyama Trading Co., Ltd.....................   307,000 $ 11,185,037            0.4%
    Calsonic Kansei Corp........................ 1,015,000    8,089,220            0.3%
    Nifco, Inc..................................   287,200   11,071,328            0.4%
    Wacoal Holdings Corp........................   675,000    8,470,224            0.3%
    Other Securities............................            492,737,107           18.8%
                                                           ------------           -----
Total Consumer Discretionary....................            531,552,916           20.2%
                                                           ------------           -----
Consumer Staples -- (8.4%)
    Nichirei Corp............................... 1,501,000    9,763,287            0.4%
    Sapporo Holdings, Ltd....................... 1,981,000    8,164,430            0.3%
    Takara Holdings, Inc........................   980,300    7,041,270            0.3%
#   UNY Group Holdings Co., Ltd................. 1,468,300    8,117,716            0.3%
    Other Securities............................            209,088,023            7.9%
                                                           ------------           -----
Total Consumer Staples..........................            242,174,726            9.2%
                                                           ------------           -----
Energy -- (0.9%)
    Other Securities............................             25,382,203            0.9%
                                                           ------------           -----
Financials -- (11.0%)
    Daishi Bank, Ltd. (The)..................... 2,003,000    9,051,406            0.3%
    Hyakugo Bank, Ltd. (The).................... 1,491,609    7,630,038            0.3%
    Juroku Bank, Ltd. (The)..................... 2,002,000    8,930,735            0.3%
    Keiyo Bank, Ltd. (The)...................... 1,418,000    7,124,460            0.3%
#*  Kyushu Financial Group, Inc................. 2,191,820   16,855,962            0.6%
*   Leopalace21 Corp............................ 1,960,700   10,446,456            0.4%
    Musashino Bank, Ltd. (The)..................   198,700    7,559,611            0.3%
    North Pacific Bank, Ltd..................... 2,025,300    7,763,381            0.3%
    Ogaki Kyoritsu Bank, Ltd. (The)............. 1,955,000    7,617,921            0.3%
    San-In Godo Bank, Ltd. (The)................   957,000    8,843,998            0.3%
#   Shiga Bank, Ltd. (The)...................... 1,328,000    7,097,991            0.3%
    Other Securities............................            218,221,945            8.3%
                                                           ------------           -----
Total Financials................................            317,143,904           12.0%
                                                           ------------           -----
Health Care -- (4.4%)
    Asahi Intecc Co., Ltd.......................   246,000    9,502,389            0.4%
    Nichi-iko Pharmaceutical Co., Ltd...........   264,250    7,334,079            0.3%
    Nipro Corp..................................   702,100    7,870,821            0.3%
    Rohto Pharmaceutical Co., Ltd...............   499,200    8,236,034            0.3%
#   Toho Holdings Co., Ltd......................   321,000    7,116,998            0.3%
#   Tsumura & Co................................   348,700    8,402,296            0.3%
    Other Securities............................             79,819,292            3.0%
                                                           ------------           -----
Total Health Care...............................            128,281,909            4.9%
                                                           ------------           -----
Industrials -- (25.9%)
    Daifuku Co., Ltd............................   579,400    8,575,019            0.3%
    Fujikura, Ltd............................... 1,984,000   10,197,595            0.4%
    Furukawa Electric Co., Ltd.................. 4,806,000    8,795,085            0.3%
    Japan Steel Works, Ltd. (The)............... 1,992,000    7,413,614            0.3%
    Maeda Road Construction Co., Ltd............   387,000    7,034,679            0.3%
    Mitsui Engineering & Shipbuilding Co., Ltd.. 5,109,000    7,865,398            0.3%
    Nihon M&A Center, Inc.......................   198,100    8,171,293            0.3%
    Nishi-Nippon Railroad Co., Ltd.............. 1,852,000    9,576,171            0.4%
    Nishimatsu Construction Co., Ltd............ 1,803,000    7,157,647            0.3%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                      Percentage
                                            Shares      Value++     of Net Assets**
                                            ------      -------     ---------------
Industrials -- (Continued)
      Nisshinbo Holdings, Inc............    903,000 $   12,263,296            0.5%
#     OSG Corp...........................    444,300      8,357,354            0.3%
      Penta-Ocean Construction Co., Ltd..  1,684,400      7,649,195            0.3%
      Pilot Corp.........................    188,800      7,993,821            0.3%
      Sankyu, Inc........................  1,540,000      8,675,182            0.3%
      Sanwa Holdings Corp................  1,232,600      9,970,181            0.4%
      Other Securities...................               620,295,391           23.5%
                                                     --------------          ------
Total Industrials........................               749,990,921           28.5%
                                                     --------------          ------
Information Technology -- (10.3%)
#     Horiba, Ltd........................    212,650      8,367,458            0.3%
      IT Holdings Corp...................    505,101     12,486,557            0.5%
      Oki Electric Industry Co., Ltd.....  4,751,000      8,018,926            0.3%
#     Taiyo Yuden Co., Ltd...............    642,700      9,049,909            0.4%
      Other Securities...................               261,448,961            9.9%
                                                     --------------          ------
Total Information Technology.............               299,371,811           11.4%
                                                     --------------          ------
Materials -- (10.6%)
      ADEKA Corp.........................    523,000      7,685,910            0.3%
      Denka Co., Ltd.....................  1,753,000      8,134,823            0.3%
      Lintec Corp........................    303,800      7,116,523            0.3%
      Sumitomo Osaka Cement Co., Ltd.....  2,652,000     10,219,547            0.4%
      Toyobo Co., Ltd....................  5,776,000      8,466,741            0.3%
      Ube Industries, Ltd................  5,257,000     11,038,445            0.4%
      Other Securities...................               252,728,193            9.6%
                                                     --------------          ------
Total Materials..........................               305,390,182           11.6%
                                                     --------------          ------
Telecommunication Services -- (0.0%)
      Other Securities...................                 1,411,756            0.1%
                                                     --------------          ------
Utilities -- (0.5%)
      Other Securities...................                15,060,469            0.6%
                                                     --------------          ------
TOTAL COMMON STOCKS......................             2,615,760,797           99.4%
                                                     --------------          ------

                                                        Value+
                                                        ------
SECURITIES LENDING COLLATERAL -- (9.6%)
(S)@  DFA Short Term Investment Fund..... 23,923,381    276,793,521           10.5%
                                                     --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $2,682,924,757)................              $2,892,554,318          109.9%
                                                     ==============          ======

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


Summary of the Series' investments as of October 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   Investments in Securities (Market Value)
                               -------------------------------------------------
                                 Level 1      Level 2     Level 3     Total
                               ----------- -------------- ------- --------------
Common Stocks
  Consumer Discretionary......          -- $  531,552,916   --    $  531,552,916
  Consumer Staples............          --    242,174,726   --       242,174,726
  Energy......................          --     25,382,203   --        25,382,203
  Financials.................. $16,855,962    300,287,942   --       317,143,904
  Health Care.................          --    128,281,909   --       128,281,909
  Industrials.................     160,255    749,830,666   --       749,990,921
  Information Technology......          --    299,371,811   --       299,371,811
  Materials...................          --    305,390,182   --       305,390,182
  Telecommunication Services..          --      1,411,756   --         1,411,756
  Utilities...................          --     15,060,469   --        15,060,469
Securities Lending Collateral.          --    276,793,521   --       276,793,521
                               ----------- --------------   --    --------------
TOTAL......................... $17,016,217 $2,875,538,101   --    $2,892,554,318
                               =========== ==============   ==    ==============


                See accompanying Notes to Financial Statements.

                     THE ASIA PACIFIC SMALL COMPANY SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2015

                                                                     Percentage
                                             Shares     Value++    of Net Assets**
                                             ------     -------    ---------------
COMMON STOCKS -- (81.3%)
AUSTRALIA -- (40.8%)
    Adelaide Brighton, Ltd................  3,668,074 $ 10,895,362            0.9%
    Ansell, Ltd...........................    528,919    7,526,506            0.6%
    Aristocrat Leisure, Ltd...............  2,730,539   18,024,062            1.5%
#   Blackmores, Ltd.......................     81,784    9,736,025            0.8%
    BlueScope Steel, Ltd..................  2,315,186    7,296,478            0.6%
#   carsales.com, Ltd.....................  1,702,940   11,841,536            1.0%
    CSR, Ltd..............................  3,350,138    6,558,528            0.5%
    Domino's Pizza Enterprises, Ltd.......    286,872    9,487,341            0.8%
    Downer EDI, Ltd.......................  2,910,872    7,314,747            0.6%
    DuluxGroup, Ltd.......................  3,101,823   12,968,193            1.1%
    Echo Entertainment Group, Ltd.........  4,207,608   15,207,176            1.2%
    Fairfax Media, Ltd.................... 14,257,034    9,535,328            0.8%
    GrainCorp, Ltd. Class A...............  1,251,687    8,024,096            0.7%
#   InvoCare, Ltd.........................    901,024    7,092,641            0.6%
#   IOOF Holdings, Ltd....................  1,900,338   12,575,892            1.0%
#   IRESS, Ltd............................  1,073,207    7,147,613            0.6%
#   JB Hi-Fi, Ltd.........................    836,109   10,638,353            0.9%
#   M2 Group, Ltd.........................  1,294,182    9,057,218            0.7%
    Magellan Financial Group, Ltd.........    466,192    7,424,460            0.6%
#   nib holdings, Ltd.....................  2,713,689    6,957,146            0.6%
#   Northern Star Resources, Ltd..........  4,806,957    9,379,703            0.8%
    Nufarm, Ltd...........................  1,141,199    6,760,389            0.6%
    OZ Minerals, Ltd......................  2,198,276    6,746,035            0.6%
#   Perpetual, Ltd........................    356,426   11,333,090            0.9%
#   Primary Health Care, Ltd..............  3,292,878    8,651,241            0.7%
    Qantas Airways, Ltd...................  3,453,909    9,728,779            0.8%
#   Sims Metal Management, Ltd............  1,382,214    9,617,546            0.8%
    Sirtex Medical, Ltd...................    412,322   11,111,408            0.9%
#   Spark Infrastructure Group............ 10,385,907   15,315,541            1.3%
#   Super Retail Group, Ltd...............  1,280,749    8,747,020            0.7%
    Tabcorp Holdings, Ltd.................  3,586,818   11,987,416            1.0%
#   Vocus Communications, Ltd.............  1,634,058    7,551,430            0.6%
    Other Securities......................             303,631,752           24.4%
                                                      ------------           -----
TOTAL AUSTRALIA...........................             615,870,051           50.2%
                                                      ------------           -----

CHINA -- (0.1%)
    Other Securities......................               1,340,267            0.1%
                                                      ------------           -----

HONG KONG -- (23.1%)
#   Cafe de Coral Holdings, Ltd...........  1,938,000    6,555,133            0.5%
#   Dah Sing Banking Group, Ltd...........  3,457,116    6,551,159            0.5%
    Dah Sing Financial Holdings, Ltd......  1,184,544    6,646,674            0.6%
#   Esprit Holdings, Ltd.................. 13,802,950   15,382,852            1.3%
    Hopewell Holdings, Ltd................  2,920,000   10,536,375            0.9%
#*  Kingston Financial Group, Ltd......... 19,023,000    7,513,039            0.6%
#   Luk Fook Holdings International, Ltd..  2,862,000    7,364,606            0.6%
    Man Wah Holdings, Ltd.................  5,694,800    6,505,575            0.5%
    Pacific Textiles Holdings, Ltd........  4,820,000    6,868,128            0.6%
    Vitasoy International Holdings, Ltd...  4,703,000    7,807,201            0.6%
    Xinyi Glass Holdings, Ltd............. 16,280,000    8,455,001            0.7%
    Other Securities......................             257,861,931           20.9%
                                                      ------------           -----
TOTAL HONG KONG...........................             348,047,674           28.3%
                                                      ------------           -----

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                                          Percentage
                                                Shares      Value++     of Net Assets**
                                                ------      -------     ---------------
NEW ZEALAND -- (8.5%)
      Air New Zealand, Ltd...................  3,693,701 $    7,265,664            0.6%
#     Fisher & Paykel Healthcare Corp., Ltd..  4,200,605     22,103,908            1.8%
      Infratil, Ltd..........................  3,201,309      6,723,662            0.6%
#     Ryman Healthcare, Ltd..................  2,338,582     12,477,577            1.0%
#     SKY Network Television, Ltd............  2,080,268      6,386,562            0.5%
      SKYCITY Entertainment Group, Ltd.......  4,473,046     12,134,063            1.0%
      Other Securities.......................                60,983,395            4.9%
                                                         --------------          ------
TOTAL NEW ZEALAND............................               128,074,831           10.4%
                                                         --------------          ------

SINGAPORE -- (8.8%)
      Venture Corp., Ltd.....................  1,654,300      9,749,130            0.8%
      Other Securities.......................               123,013,455           10.0%
                                                         --------------          ------
TOTAL SINGAPORE..............................               132,762,585           10.8%
                                                         --------------          ------
TOTAL COMMON STOCKS..........................             1,226,095,408           99.8%
                                                         --------------          ------

RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
      Other Securities.......................                     2,373            0.0%
                                                         --------------          ------

HONG KONG -- (0.0%)
      Other Securities.......................                    23,333            0.0%
                                                         --------------          ------
TOTAL RIGHTS/WARRANTS........................                    25,706            0.0%
                                                         --------------          ------
TOTAL INVESTMENT SECURITIES..................             1,226,121,114
                                                         --------------

                                                            Value+
                                                            ------
SECURITIES LENDING COLLATERAL -- (18.7%)
(S)@  DFA Short Term Investment Fund......... 24,403,671    282,350,469           23.0%
                                                         --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,727,795,864)....................              $1,508,471,583          122.8%
                                                         ==============          ======

Summary of the Series' investments as of October 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   Investments in Securities (Market Value)
                               -------------------------------------------------
                                 Level 1      Level 2     Level 3     Total
                               ----------- -------------- ------- --------------
Common Stocks
  Australia................... $ 9,728,779 $  606,141,272   --    $  615,870,051
  China.......................          --      1,340,267   --         1,340,267
  Hong Kong...................     315,879    347,731,795   --       348,047,674
  New Zealand.................          --    128,074,831   --       128,074,831
  Singapore...................     581,005    132,181,580   --       132,762,585
Rights/Warrants
  Australia...................          --          2,373   --             2,373
  Hong Kong...................          --         23,333   --            23,333
Securities Lending Collateral.          --    282,350,469   --       282,350,469
                               ----------- --------------   --    --------------
TOTAL......................... $10,625,663 $1,497,845,920   --    $1,508,471,583
                               =========== ==============   ==    ==============


                See accompanying Notes to Financial Statements.

                    THE UNITED KINGDOM SMALL COMPANY SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2015

                                                                 Percentage
                                         Shares     Value++    of Net Assets**
                                         ------     -------    ---------------
 COMMON STOCKS -- (97.1%)
 Consumer Discretionary -- (27.2%)
     Bellway P.L.C.....................   634,613 $ 25,348,219            1.2%
     Berkeley Group Holdings P.L.C.....   664,403   33,910,166            1.6%
     Betfair Group P.L.C...............   337,205   16,751,925            0.8%
     Daily Mail & General Trust P.L.C.. 1,406,012   16,198,309            0.8%
     Domino's Pizza Group P.L.C........   845,611   14,211,052            0.7%
     Greene King P.L.C................. 1,786,209   22,097,245            1.1%
     Howden Joinery Group P.L.C........ 3,331,582   23,761,899            1.1%
     Inchcape P.L.C.................... 2,234,351   27,479,055            1.3%
     Informa P.L.C..................... 3,309,192   28,940,061            1.4%
     Rightmove P.L.C...................   477,301   28,190,029            1.4%
     Taylor Wimpey P.L.C............... 8,920,064   27,173,690            1.3%
 *   Thomas Cook Group P.L.C........... 7,258,705   13,727,552            0.7%
     UBM P.L.C......................... 2,265,761   17,849,269            0.9%
     WH Smith P.L.C....................   680,498   17,851,799            0.9%
     William Hill P.L.C................ 4,450,569   21,715,526            1.0%
     Other Securities..................            244,476,363           11.6%
                                                  ------------           -----
 Total Consumer Discretionary..........            579,682,159           27.8%
                                                  ------------           -----
 Consumer Staples -- (5.2%)
     Booker Group P.L.C................ 7,899,680   22,625,829            1.1%
     Britvic P.L.C..................... 1,223,553   13,153,355            0.6%
     Tate & Lyle P.L.C................. 2,291,490   21,033,777            1.0%
     Other Securities..................             54,614,683            2.7%
                                                  ------------           -----
 Total Consumer Staples................            111,427,644            5.4%
                                                  ------------           -----
 Energy -- (3.9%)
     Amec Foster Wheeler P.L.C......... 1,933,881   21,160,938            1.0%
     John Wood Group P.L.C............. 1,939,124   17,801,885            0.9%
     Petrofac, Ltd..................... 1,323,447   17,172,041            0.8%
     Other Securities..................             28,333,340            1.4%
                                                  ------------           -----
 Total Energy..........................             84,468,204            4.1%
                                                  ------------           -----
 Financials -- (15.2%)
     Amlin P.L.C....................... 2,732,771   27,729,450            1.3%
     Beazley P.L.C..................... 2,583,691   14,442,058            0.7%
     Close Brothers Group P.L.C........   775,985   17,484,739            0.8%
     Henderson Group P.L.C............. 5,673,481   25,007,836            1.2%
     Hiscox, Ltd....................... 1,480,745   22,019,824            1.1%
     ICAP P.L.C........................ 2,825,338   19,125,468            0.9%
     IG Group Holdings P.L.C........... 1,862,861   21,652,988            1.0%
     Jupiter Fund Management P.L.C..... 1,950,736   13,530,577            0.7%
     Man Group P.L.C................... 9,267,447   23,786,481            1.1%
     Phoenix Group Holdings............ 1,072,614   14,104,792            0.7%
     Other Securities..................            125,090,160            6.0%
                                                  ------------           -----
 Total Financials......................            323,974,373           15.5%
                                                  ------------           -----
 Health Care -- (2.8%)
     Other Securities..................             59,295,843            2.9%
                                                  ------------           -----
 Industrials -- (23.3%)
 *   Balfour Beatty P.L.C.............. 3,705,993   14,204,180            0.7%
     BBA Aviation P.L.C................ 5,822,256   17,104,109            0.8%

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

                                                                          Percentage
                                                Shares      Value++     of Net Assets**
                                                ------      -------     ---------------
Industrials -- (Continued)
      Berendsen P.L.C........................    870,366 $   13,722,600            0.7%
      Cobham P.L.C...........................  5,746,923     24,536,962            1.2%
      DCC P.L.C..............................    392,281     31,446,253            1.5%
      Hays P.L.C.............................  7,141,914     15,472,894            0.7%
      Melrose Industries P.L.C...............  5,163,700     21,125,329            1.0%
      Regus P.L.C............................  3,349,423     17,246,433            0.8%
      Rentokil Initial P.L.C.................  9,277,900     22,069,212            1.1%
      Spirax-Sarco Engineering P.L.C.........    372,620     17,467,332            0.8%
      Other Securities.......................               302,515,450           14.5%
                                                         --------------          ------
Total Industrials............................               496,910,754           23.8%
                                                         --------------          ------
Information Technology -- (8.3%)
      Halma P.L.C............................  1,951,180     22,935,335            1.1%
      Playtech P.L.C.........................  1,066,825     14,055,843            0.7%
      Spectris P.L.C.........................    607,600     15,583,280            0.8%
      Telecity Group P.L.C...................  1,011,062     18,287,574            0.9%
      Other Securities.......................               106,426,042            5.0%
                                                         --------------          ------
Total Information Technology.................               177,288,074            8.5%
                                                         --------------          ------
Materials -- (7.4%)
      Croda International P.L.C..............    447,752     19,972,880            1.0%
      DS Smith P.L.C.........................  4,938,232     29,423,520            1.4%
      Essentra P.L.C.........................  1,311,927     16,996,260            0.8%
      Other Securities.......................                91,750,794            4.4%
                                                         --------------          ------
Total Materials..............................               158,143,454            7.6%
                                                         --------------          ------
Telecommunication Services -- (2.1%)
      Cable & Wireless Communications P.L.C.. 17,713,479     20,055,908            0.9%
      Other Securities.......................                24,630,015            1.2%
                                                         --------------          ------
Total Telecommunication Services.............                44,685,923            2.1%
                                                         --------------          ------
Utilities -- (1.7%)
      Pennon Group P.L.C.....................  1,974,654     24,639,490            1.2%
      Other Securities.......................                12,190,545            0.6%
                                                         --------------          ------
Total Utilities..............................                36,830,035            1.8%
                                                         --------------          ------
TOTAL COMMON STOCKS..........................             2,072,706,463           99.5%
                                                         --------------          ------

PREFERRED STOCKS -- (0.0%)
      Other Securities.......................                    25,210            0.0%
                                                         --------------          ------

RIGHTS/WARRANTS -- (0.0%)
      Other Securities.......................                   125,696            0.0%
                                                         --------------          ------
TOTAL INVESTMENT SECURITIES..................             2,072,857,369
                                                         --------------

                                                            Value+
                                                            ------
SECURITIES LENDING COLLATERAL -- (2.9%)
(S)@  DFA Short Term Investment Fund.........  5,271,316     60,989,129            2.9%
                                                         --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,629,459,086)....................              $2,133,846,498          102.4%
                                                         ==============          ======

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED


Summary of the Series' investments as of October 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   Investments in Securities (Market Value)
                                 ---------------------------------------------
                                 Level 1    Level 2     Level 3     Total
                                 ------- -------------- ------- --------------
  Common Stocks
    Consumer Discretionary......   --    $  579,682,159   --    $  579,682,159
    Consumer Staples............   --       111,427,644   --       111,427,644
    Energy......................   --        84,468,204   --        84,468,204
    Financials..................   --       323,974,373   --       323,974,373
    Health Care.................   --        59,295,843   --        59,295,843
    Industrials.................   --       496,910,754   --       496,910,754
    Information Technology......   --       177,288,074   --       177,288,074
    Materials...................   --       158,143,454   --       158,143,454
    Telecommunication Services..   --        44,685,923   --        44,685,923
    Utilities...................   --        36,830,035   --        36,830,035
  Preferred Stocks..............   --            25,210   --            25,210
  Rights/Warrants...............   --           125,696   --           125,696
  Securities Lending Collateral.   --        60,989,129   --        60,989,129
                                   --    --------------   --    --------------
  TOTAL.........................   --    $2,133,846,498   --    $2,133,846,498
                                   ==    ==============   ==    ==============


                See accompanying Notes to Financial Statements.

                     THE CONTINENTAL SMALL COMPANY SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2015

                                                             Percentage
                                     Shares     Value++    of Net Assets**
                                     ------     -------    ---------------
     COMMON STOCKS -- (91.6%)
     AUSTRIA -- (2.5%)
         Other Securities..........           $100,876,537            2.8%
                                              ------------           -----

     BELGIUM -- (4.1%)
         Ackermans & van Haaren NV.   134,383   20,449,775            0.6%
         Umicore SA................   434,045   18,428,703            0.5%
         Other Securities..........            121,939,006            3.3%
                                              ------------           -----
     TOTAL BELGIUM.................            160,817,484            4.4%
                                              ------------           -----

     DENMARK -- (4.6%)
     *   Genmab A.S................   217,338   21,447,065            0.6%
         GN Store Nord A.S.........   826,732   15,079,315            0.4%
         Other Securities..........            143,585,420            3.9%
                                              ------------           -----
     TOTAL DENMARK.................            180,111,800            4.9%
                                              ------------           -----

     FINLAND -- (6.5%)
         Amer Sports Oyj...........   641,324   17,999,126            0.5%
         Elisa Oyj.................   734,075   27,657,200            0.8%
         Huhtamaki Oyj.............   467,536   16,494,354            0.5%
         Nokian Renkaat Oyj........   623,433   23,519,989            0.6%
         Orion Oyj Class B.........   420,544   15,020,765            0.4%
         Other Securities..........            156,297,508            4.2%
                                              ------------           -----
     TOTAL FINLAND.................            256,988,942            7.0%
                                              ------------           -----

     FRANCE -- (11.6%)
         Arkema SA.................   203,698   14,885,975            0.4%
         Eiffage SA................   229,296   14,285,485            0.4%
         Eurofins Scientific SE....    47,119   17,044,767            0.5%
         Lagardere SCA.............   619,304   18,018,902            0.5%
         Rexel SA.................. 1,044,821   14,259,517            0.4%
         Rubis SCA.................   195,671   15,682,855            0.4%
         Teleperformance...........   348,982   27,388,433            0.8%
     *   UBISOFT Entertainment.....   521,852   15,635,374            0.4%
         Other Securities..........            319,929,212            8.7%
                                              ------------           -----
     TOTAL FRANCE..................            457,130,520           12.5%
                                              ------------           -----

     GERMANY -- (15.2%)
         Aareal Bank AG............   409,233   15,591,008            0.4%
         Freenet AG................   652,809   22,021,682            0.6%
         Gerresheimer AG...........   201,267   15,693,760            0.4%
         Lanxess AG................   467,967   25,112,396            0.7%
         LEG Immobilien AG.........   289,571   23,086,112            0.6%
         MTU Aero Engines AG.......   247,538   22,899,395            0.6%
         Osram Licht AG............   342,154   20,106,408            0.6%
         Rheinmetall AG............   223,411   14,051,846            0.4%
         Other Securities..........            443,685,211           12.2%
                                              ------------           -----
     TOTAL GERMANY.................            602,247,818           16.5%
                                              ------------           -----

     GREECE -- (0.0%)
         Other Securities..........                    742            0.0%
                                              ------------           -----

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                               Percentage
                                                      Shares      Value++    of Net Assets**
                                                      ------      -------    ---------------
IRELAND -- (1.9%)
    Glanbia P.L.C..................................     700,613 $ 13,558,923            0.4%
    Kingspan Group P.L.C...........................     580,389   14,039,062            0.4%
    Paddy Power P.L.C..............................     157,699   18,373,777            0.5%
    Smurfit Kappa Group P.L.C......................     546,377   15,549,351            0.4%
    Other Securities...............................               14,138,142            0.4%
                                                                ------------           -----
TOTAL IRELAND......................................               75,659,255            2.1%
                                                                ------------           -----

ISRAEL -- (2.0%)
    Other Securities...............................               78,082,129            2.1%
                                                                ------------           -----

ITALY -- (9.5%)
    Azimut Holding SpA.............................     573,550   13,795,599            0.4%
    Banca Popolare dell'Emilia Romagna SC..........   2,548,728   20,568,444            0.6%
    Banca Popolare di Milano Scarl.................  22,383,595   21,002,866            0.6%
    Mediaset SpA...................................   3,022,390   15,340,452            0.4%
    Prysmian SpA...................................     991,595   21,413,784            0.6%
    Other Securities...............................              285,690,284            7.7%
                                                                ------------           -----
TOTAL ITALY........................................              377,811,429           10.3%
                                                                ------------           -----

NETHERLANDS -- (4.8%)
    Aalberts Industries NV.........................     558,677   18,112,490            0.5%
    TNT Express NV.................................   2,218,089   18,638,648            0.5%
    Other Securities...............................              151,518,075            4.2%
                                                                ------------           -----
TOTAL NETHERLANDS..................................              188,269,213            5.2%
                                                                ------------           -----

NORWAY -- (2.0%)
    Other Securities...............................               77,623,382            2.1%
                                                                ------------           -----

PORTUGAL -- (1.5%)
#*  Banco Comercial Portugues SA Class R........... 315,057,219   18,059,890            0.5%
    Other Securities...............................               42,154,226            1.2%
                                                                ------------           -----
TOTAL PORTUGAL.....................................               60,214,116            1.7%
                                                                ------------           -----

SPAIN -- (5.5%)
#   Bolsas y Mercados Espanoles SHMSF SA...........     410,153   14,715,419            0.4%
    Distribuidora Internacional de Alimentacion SA.   2,594,077   16,481,708            0.5%
    Gamesa Corp. Tecnologica SA....................   1,266,922   19,996,276            0.6%
    Other Securities...............................              166,329,841            4.5%
                                                                ------------           -----
TOTAL SPAIN........................................              217,523,244            6.0%
                                                                ------------           -----

SWEDEN -- (7.9%)
    Intrum Justitia AB.............................     385,511   13,831,068            0.4%
    Other Securities...............................              299,508,152            8.2%
                                                                ------------           -----
TOTAL SWEDEN.......................................              313,339,220            8.6%
                                                                ------------           -----

SWITZERLAND -- (12.0%)
    Clariant AG....................................     762,046   14,012,763            0.4%
    Flughafen Zuerich AG...........................      22,078   16,710,360            0.5%
#   Galenica AG....................................      10,976   16,078,707            0.4%
    GAM Holding AG.................................     925,197   16,924,123            0.5%
    Georg Fischer AG...............................      22,511   13,830,804            0.4%
    Helvetia Holding AG............................      35,945   18,800,020            0.5%
    PSP Swiss Property AG..........................     172,407   14,997,704            0.4%
    Straumann Holding AG...........................      55,594   15,730,952            0.4%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                    Percentage
                                          Shares      Value++     of Net Assets**
                                          ------      -------     ---------------
SWITZERLAND -- (Continued)
       Temenos Group AG................    318,043 $   14,857,171            0.4%
       Other Securities................               333,945,678            9.1%
                                                   --------------          ------
TOTAL SWITZERLAND......................               475,888,282           13.0%
                                                   --------------          ------

UNITED KINGDOM -- (0.0%)
       Other Securities................                   543,382            0.0%
                                                   --------------          ------

UNITED STATES -- (0.0%)
       Other Securities................                   683,752            0.0%
                                                   --------------          ------
TOTAL COMMON STOCKS....................             3,623,811,247           99.2%
                                                   --------------          ------

PREFERRED STOCKS -- (0.6%)
GERMANY -- (0.6%)
       Other Securities................                22,467,308            0.6%
                                                   --------------          ------
TOTAL PREFERRED STOCKS.................                22,467,308            0.6%
                                                   --------------          ------

RIGHTS/WARRANTS -- (0.0%)
AUSTRIA -- (0.0%)
       Other Securities................                        --            0.0%
                                                   --------------          ------

FRANCE -- (0.0%)
       Other Securities................                   365,262            0.0%
                                                   --------------          ------

ITALY -- (0.0%)
       Other Securities................                        --            0.0%
                                                   --------------          ------

SPAIN -- (0.0%)
       Other Securities................                    54,381            0.0%
                                                   --------------          ------
TOTAL RIGHTS/WARRANTS..................                   419,643            0.0%
                                                   --------------          ------
TOTAL INVESTMENT SECURITIES............             3,646,698,198
                                                   --------------

                                                      Value+
                                                      ------
SECURITIES LENDING COLLATERAL -- (7.8%)
(S)@   DFA Short Term Investment Fund.. 26,763,766    309,656,768            8.5%
                                                   --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $3,379,161,142)..............              $3,956,354,966          108.3%
                                                   ==============          ======

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

Summary of the Series' investments as of October 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investments in Securities (Market Value)
                               -------------------------------------------------
                                 Level 1      Level 2     Level 3      Total
                               ----------  -------------- ------- --------------
Common Stocks
  Austria.....................         --  $  100,876,537   --    $  100,876,537
  Belgium.....................         --     160,817,484   --       160,817,484
  Denmark.....................         --     180,111,800   --       180,111,800
  Finland.....................         --     256,988,942   --       256,988,942
  France...................... $   13,584     457,116,936   --       457,130,520
  Germany.....................         --     602,247,818   --       602,247,818
  Greece......................         --             742   --               742
  Ireland.....................         --      75,659,255   --        75,659,255
  Israel......................         --      78,082,129   --        78,082,129
  Italy.......................         --     377,811,429   --       377,811,429
  Netherlands.................         --     188,269,213   --       188,269,213
  Norway......................         --      77,623,382   --        77,623,382
  Portugal....................         --      60,214,116   --        60,214,116
  Spain.......................         --     217,523,244   --       217,523,244
  Sweden......................         --     313,339,220   --       313,339,220
  Switzerland.................         --     475,888,282   --       475,888,282
  United Kingdom..............    543,382              --   --           543,382
  United States...............    683,736              16   --           683,752
Preferred Stocks
  Germany.....................         --      22,467,308   --        22,467,308
Rights/Warrants
  Austria.....................         --              --   --                --
  France......................         --         365,262   --           365,262
  Italy.......................         --              --   --                --
  Spain.......................         --          54,381   --            54,381
Securities Lending Collateral.         --     309,656,768   --       309,656,768
Futures Contracts**...........    (18,791)             --   --           (18,791)
                               ----------  --------------   --    --------------
TOTAL......................... $1,221,911  $3,955,114,264   --    $3,956,336,175
                               ==========  ==============   ==    ==============

  **Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                See accompanying Notes to Financial Statements.

                       THE CANADIAN SMALL COMPANY SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2015

                                                                   Percentage
                                           Shares     Value++    of Net Assets**
                                           ------     -------    ---------------
COMMON STOCKS -- (76.9%)
Consumer Discretionary -- (9.4%)
    Cineplex, Inc........................   294,735 $ 11,357,981            1.8%
#   Corus Entertainment, Inc. Class B....   468,941    4,472,082            0.7%
    Dorel Industries, Inc. Class B.......   169,797    4,317,643            0.7%
#   EnerCare, Inc........................   438,600    5,121,919            0.8%
*   IMAX Corp............................   259,917    9,978,214            1.6%
    RONA, Inc............................   676,245    7,059,303            1.1%
    Uni-Select, Inc......................   105,935    5,249,761            0.8%
    Other Securities.....................             28,364,533            4.7%
                                                    ------------           -----
Total Consumer Discretionary.............             75,921,436           12.2%
                                                    ------------           -----
Consumer Staples -- (3.6%)
    Cott Corp............................   509,721    5,320,963            0.9%
    Maple Leaf Foods, Inc................   317,864    5,053,833            0.8%
    North West Co., Inc. (The)...........   242,310    5,373,960            0.9%
    Other Securities.....................             12,998,040            2.0%
                                                    ------------           -----
Total Consumer Staples...................             28,746,796            4.6%
                                                    ------------           -----
Energy -- (15.8%)
*   Advantage Oil & Gas, Ltd............. 1,100,531    6,118,737            1.0%
#   Enbridge Income Fund Holdings, Inc...   251,755    6,187,982            1.0%
#   Enerflex, Ltd........................   436,563    4,213,387            0.7%
    Ensign Energy Services, Inc..........   758,725    4,769,593            0.8%
#   Mullen Group, Ltd....................   536,825    7,168,067            1.2%
*   Parex Resources, Inc.................   586,904    4,407,615            0.7%
#   Parkland Fuel Corp...................   414,677    7,214,669            1.2%
    Pason Systems, Inc...................   356,252    5,241,885            0.8%
    Precision Drilling Corp.............. 1,736,481    6,905,553            1.1%
#   Secure Energy Services, Inc..........   631,339    4,195,729            0.7%
    ShawCor, Ltd.........................   233,800    4,961,724            0.8%
    Other Securities.....................             66,659,087           10.6%
                                                    ------------           -----
Total Energy.............................            128,044,028           20.6%
                                                    ------------           -----
Financials -- (7.1%)
#   Canadian Western Bank................   436,532    8,389,453            1.3%
    Colliers International Group, Inc....   161,848    8,024,324            1.3%
    FirstService Corp....................   150,648    5,299,639            0.9%
    Laurentian Bank of Canada............   191,320    7,750,245            1.2%
    Other Securities.....................             27,591,111            4.5%
                                                    ------------           -----
Total Financials.........................             57,054,772            9.2%
                                                    ------------           -----
Health Care -- (1.2%)
    Other Securities.....................             10,141,928            1.6%
                                                    ------------           -----
Industrials -- (11.4%)
    Aecon Group, Inc.....................   408,101    4,715,820            0.8%
*   ATS Automation Tooling Systems, Inc..   522,530    5,502,629            0.9%
#   Russel Metals, Inc...................   350,655    5,470,604            0.9%
    Stantec, Inc.........................   453,829   11,390,844            1.8%
    Toromont Industries, Ltd.............   376,225    9,791,172            1.6%
    Transcontinental, Inc. Class A.......   359,276    5,536,411            0.9%
    TransForce, Inc......................   432,009    8,451,201            1.4%
#   Westshore Terminals Investment Corp..   318,149    5,306,538            0.8%

THE CANADIAN SMALL COMPANY SERIES
CONTINUED

                                                                     Percentage
                                             Shares     Value++    of Net Assets**
                                             ------     -------    ---------------
Industrials -- (Continued)
      Other Securities....................            $ 36,289,095            5.7%
                                                      ------------          ------
Total Industrials.........................              92,454,314           14.8%
                                                      ------------          ------
Information Technology -- (4.2%)
*     Descartes Systems Group, Inc. (The).    255,838    4,476,578            0.7%
      Enghouse Systems, Ltd...............     97,257    4,435,175            0.7%
      Other Securities....................              24,978,842            4.0%
                                                      ------------          ------
Total Information Technology..............              33,890,595            5.4%
                                                      ------------          ------
Materials -- (17.9%)
      Alamos Gold, Inc. Class A...........  1,545,462    5,944,994            1.0%
#*    B2Gold Corp.........................  5,268,073    5,680,623            0.9%
      Centerra Gold, Inc..................    999,634    5,626,573            0.9%
      Dominion Diamond Corp...............    487,201    5,152,944            0.8%
      HudBay Minerals, Inc................  1,398,004    7,259,443            1.2%
#*    IAMGOLD Corp........................  2,443,241    4,409,643            0.7%
*     New Gold, Inc.......................  2,304,655    5,710,525            0.9%
#     Pan American Silver Corp............    990,673    7,515,659            1.2%
      Stella-Jones, Inc...................    187,800    6,911,086            1.1%
      Other Securities....................              90,283,382           14.5%
                                                      ------------          ------
Total Materials...........................             144,494,872           23.2%
                                                      ------------          ------
Telecommunication Services -- (0.5%)
      Other Securities....................               3,980,520            0.6%
                                                      ------------          ------
Utilities -- (5.8%)
      Algonquin Power & Utilities Corp....  1,054,815    8,139,403            1.3%
      Capital Power Corp..................    523,509    7,522,740            1.2%
#     Innergex Renewable Energy, Inc......    512,927    4,150,174            0.7%
#     Just Energy Group, Inc..............    727,176    5,344,265            0.9%
#     Northland Power, Inc................    536,896    6,939,081            1.1%
#     Superior Plus Corp..................    689,743    5,633,569            0.9%
      Other Securities....................               8,948,810            1.4%
                                                      ------------          ------
Total Utilities...........................              46,678,042            7.5%
                                                      ------------          ------
TOTAL COMMON STOCKS.......................             621,407,303           99.7%
                                                      ------------          ------

                                                        Value+
                                                        ------
SECURITIES LENDING COLLATERAL -- (23.1%)
(S)@  DFA Short Term Investment Fund...... 16,142,002  186,762,963           30.0%
                                                      ------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,175,564,629).................              $808,170,266          129.7%
                                                      ============          ======

THE CANADIAN SMALL COMPANY SERIES
CONTINUED


Summary of the Series' investments as of October 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   Investments in Securities (Market Value)
                                ----------------------------------------------
                                  Level 1      Level 2    Level 3    Total
                                ------------ ------------ ------- ------------
 Common Stocks
   Consumer Discretionary...... $ 75,921,436           --   --    $ 75,921,436
   Consumer Staples............   28,746,796           --   --      28,746,796
   Energy......................  128,044,019 $          9   --     128,044,028
   Financials..................   57,054,772           --   --      57,054,772
   Health Care.................   10,135,001        6,927   --      10,141,928
   Industrials.................   92,454,314           --   --      92,454,314
   Information Technology......   33,890,595           --   --      33,890,595
   Materials...................  144,490,019        4,853   --     144,494,872
   Telecommunication Services..    3,980,520           --   --       3,980,520
   Utilities...................   46,678,042           --   --      46,678,042
 Securities Lending Collateral.           --  186,762,963   --     186,762,963
                                ------------ ------------   --    ------------
 TOTAL......................... $621,395,514 $186,774,752   --    $808,170,266
                                ============ ============   ==    ============

                See accompanying Notes to Financial Statements.

                          THE EMERGING MARKETS SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2015

                                                                                   Percentage
                                                           Shares     Value++    of Net Assets**
                                                           ------     -------    ---------------
COMMON STOCKS -- (93.0%)
BRAZIL -- (4.4%)
    AMBEV SA ADR........................................  5,984,451 $ 29,144,276            0.7%
    Other Securities....................................             171,710,417            3.9%
                                                                    ------------          ------
TOTAL BRAZIL............................................             200,854,693            4.6%
                                                                    ------------          ------

CHILE -- (1.4%)
    Other Securities....................................              66,291,852            1.5%
                                                                    ------------          ------

CHINA -- (14.4%)
    Bank of China, Ltd. Class H......................... 61,469,181   28,986,487            0.7%
    China Construction Bank Corp. Class H............... 67,009,590   48,565,595            1.1%
#   China Life Insurance Co., Ltd. ADR..................    859,836   15,528,638            0.4%
#   China Mobile, Ltd. Sponsored ADR....................    914,028   55,125,029            1.3%
#   CNOOC, Ltd. Sponsored ADR...........................    127,716   14,518,755            0.3%
    Industrial & Commercial Bank of China, Ltd. Class H. 71,229,185   45,181,034            1.0%
    Ping An Insurance Group Co. of China, Ltd. Class H..  4,622,500   25,976,962            0.6%
    Tencent Holdings, Ltd...............................  4,351,400   81,797,358            1.9%
    Other Securities....................................             351,334,782            7.8%
                                                                    ------------          ------
TOTAL CHINA.............................................             667,014,640           15.1%
                                                                    ------------          ------

COLOMBIA -- (0.5%)
    Other Securities....................................              22,932,415            0.5%
                                                                    ------------          ------

CZECH REPUBLIC -- (0.2%)
    Other Securities....................................               8,061,923            0.2%
                                                                    ------------          ------

EGYPT -- (0.1%)
    Other Securities....................................               5,936,662            0.1%
                                                                    ------------          ------

GREECE -- (0.3%)
    Other Securities....................................              15,529,848            0.4%
                                                                    ------------          ------

HUNGARY -- (0.3%)
    Other Securities....................................              12,756,313            0.3%
                                                                    ------------          ------

INDIA -- (11.6%)
    Axis Bank, Ltd......................................  1,931,821   14,003,393            0.3%
    HDFC Bank, Ltd......................................  1,530,953   25,612,509            0.6%
    Hindustan Unilever, Ltd.............................  1,148,145   14,073,935            0.3%
    Infosys, Ltd........................................  1,851,162   32,036,099            0.7%
    Infosys, Ltd. Sponsored ADR.........................    847,888   15,397,646            0.4%
    ITC, Ltd............................................  3,140,460   16,034,368            0.4%
    Reliance Industries, Ltd............................  1,666,009   24,098,221            0.6%
    Sun Pharmaceutical Industries, Ltd..................  1,065,601   14,463,279            0.3%
    Tata Consultancy Services, Ltd......................    716,717   27,377,531            0.6%
    Other Securities....................................             353,705,076            8.0%
                                                                    ------------          ------
TOTAL INDIA.............................................             536,802,057           12.2%
                                                                    ------------          ------

INDONESIA -- (2.8%)
    Bank Central Asia Tbk PT............................ 15,447,700   14,511,990            0.3%
    Other Securities....................................             115,662,446            2.7%
                                                                    ------------          ------
TOTAL INDONESIA.........................................             130,174,436            3.0%
                                                                    ------------          ------

THE EMERGING MARKETS SERIES
CONTINUED

                                                                         Percentage
                                                 Shares     Value++    of Net Assets**
                                                 ------     -------    ---------------
MALAYSIA -- (3.9%)
#   Public Bank Bhd...........................  3,537,614 $ 14,872,843            0.3%
    Other Securities..........................             167,210,332            3.8%
                                                          ------------          ------
TOTAL MALAYSIA................................             182,083,175            4.1%
                                                          ------------          ------

MEXICO -- (5.7%)
    Alfa S.A.B. de C.V. Class A...............  7,756,508   16,078,584            0.4%
    America Movil S.A.B. de C.V. Series L..... 46,329,297   41,230,713            0.9%
    Fomento Economico Mexicano S.A.B. de C.V..  1,793,669   17,701,267            0.4%
    Grupo Financiero Banorte S.A.B. de C.V....  5,018,245   26,865,769            0.6%
    Grupo Mexico S.A.B. de C.V. Series B......  6,016,393   14,664,179            0.3%
    Grupo Televisa S.A.B. Series CPO..........  3,235,650   18,832,737            0.4%
    Wal-Mart de Mexico S.A.B. de C.V..........  7,054,235   18,684,255            0.4%
    Other Securities..........................             108,728,773            2.6%
                                                          ------------          ------
TOTAL MEXICO..................................             262,786,277            6.0%
                                                          ------------          ------

PERU -- (0.2%)
    Other Securities..........................               9,743,908            0.2%
                                                          ------------          ------

PHILIPPINES -- (1.9%)
    Other Securities..........................              85,662,053            1.9%
                                                          ------------          ------

POLAND -- (1.7%)
    Other Securities..........................              79,130,660            1.8%
                                                          ------------          ------

RUSSIA -- (1.7%)
    Gazprom PAO Sponsored ADR.................  5,214,789   21,976,852            0.5%
    Other Securities..........................              58,429,365            1.3%
                                                          ------------          ------
TOTAL RUSSIA..................................              80,406,217            1.8%
                                                          ------------          ------

SOUTH AFRICA -- (7.9%)
    Bidvest Group, Ltd. (The).................    648,157   16,556,883            0.4%
#   FirstRand, Ltd............................  4,702,056   17,229,920            0.4%
#   MTN Group, Ltd............................  2,516,919   28,654,142            0.7%
    Naspers, Ltd. Class N.....................    355,437   51,891,806            1.2%
    Sasol, Ltd. Sponsored ADR.................    736,675   23,691,468            0.5%
    Standard Bank Group, Ltd..................  1,835,594   19,072,052            0.4%
#   Steinhoff International Holdings, Ltd.....  3,065,957   18,743,536            0.4%
    Other Securities..........................             191,056,135            4.3%
                                                          ------------          ------
TOTAL SOUTH AFRICA............................             366,895,942            8.3%
                                                          ------------          ------

SOUTH KOREA -- (15.2%)
    Hyundai Motor Co..........................    175,874   24,023,437            0.6%
    Kia Motors Corp...........................    293,465   14,324,640            0.3%
#   NAVER Corp................................     33,801   17,748,056            0.4%
    Samsung Electronics Co., Ltd..............     97,289  116,690,919            2.7%
    Samsung Electronics Co., Ltd. GDR.........     52,509   31,372,488            0.7%
    SK Holdings Co., Ltd......................     64,669   15,116,455            0.4%
    SK Hynix, Inc.............................    705,494   18,880,589            0.4%
    Other Securities..........................             464,372,185           10.5%
                                                          ------------          ------
TOTAL SOUTH KOREA.............................             702,528,769           16.0%
                                                          ------------          ------

TAIWAN -- (14.3%)
#   Advanced Semiconductor Engineering, Inc... 13,107,929   15,132,511            0.4%
    Fubon Financial Holding Co., Ltd..........  8,611,233   13,918,518            0.3%
    Hon Hai Precision Industry Co., Ltd....... 15,085,867   40,099,117            0.9%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                          Percentage
                                                                Shares      Value++     of Net Assets**
                                                                ------      -------     ---------------
TAIWAN -- (Continued)
      Taiwan Semiconductor Manufacturing Co., Ltd............ 25,188,808 $  106,137,215            2.4%
#     Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored
       ADR...................................................  1,672,158     36,720,590            0.8%
#     United Microelectronics Corp........................... 39,806,000     14,517,893            0.3%
      Other Securities.......................................               436,017,779            9.9%
                                                                         --------------          ------
TOTAL TAIWAN.................................................               662,543,623           15.0%
                                                                         --------------          ------

THAILAND -- (2.7%)
      Other Securities.......................................               122,614,666            2.8%
                                                                         --------------          ------

TURKEY -- (1.8%)
      Other Securities.......................................                83,447,887            1.9%
                                                                         --------------          ------
TOTAL COMMON STOCKS..........................................             4,304,198,016           97.7%
                                                                         --------------          ------

PREFERRED STOCKS -- (2.0%)
BRAZIL -- (1.9%)
      Banco Bradesco SA......................................  3,343,289     18,213,688            0.4%
      Itau Unibanco Holding SA...............................  4,198,270     28,833,771            0.7%
      Other Securities.......................................                38,228,983            0.9%
                                                                         --------------          ------
TOTAL BRAZIL.................................................                85,276,442            2.0%
                                                                         --------------          ------

CHILE -- (0.0%)
      Other Securities.......................................                   416,755            0.0%
                                                                         --------------          ------

COLOMBIA -- (0.1%)
      Other Securities.......................................                 4,405,111            0.1%
                                                                         --------------          ------
TOTAL PREFERRED STOCKS.......................................                90,098,308            2.1%
                                                                         --------------          ------

RIGHTS/WARRANTS -- (0.0%)
SOUTH KOREA -- (0.0%)
      Other Securities.......................................                    86,734            0.0%
                                                                         --------------          ------

THAILAND -- (0.0%)
      Other Securities.......................................                    94,316            0.0%
                                                                         --------------          ------
TOTAL RIGHTS/WARRANTS........................................                   181,050            0.0%
                                                                         --------------          ------

BONDS -- (0.0%)
INDIA -- (0.0%)
      Other Securities.......................................                    38,152            0.0%
                                                                         --------------          ------
TOTAL INVESTMENT SECURITIES..................................             4,394,515,526
                                                                         --------------

                                                                            Value+
                                                                            ------
SECURITIES LENDING COLLATERAL -- (5.0%)
(S)@  DFA Short Term Investment Fund......................... 20,193,192    233,635,232            5.3%
                                                                         --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $4,090,568,631)....................................              $4,628,150,758          105.1%
                                                                         ==============          ======

THE EMERGING MARKETS SERIES
CONTINUED

Summary of the Series' investments as of October 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investments in Securities (Market Value)
                               --------------------------------------------------
                                 Level 1       Level 2     Level 3     Total
                               ------------ -------------- ------- --------------
Common Stocks
  Brazil...................... $ 72,351,895 $  128,502,798   --    $  200,854,693
  Chile.......................   29,417,791     36,874,061   --        66,291,852
  China.......................  119,678,667    547,335,973   --       667,014,640
  Colombia....................   22,932,415             --   --        22,932,415
  Czech Republic..............           --      8,061,923   --         8,061,923
  Egypt.......................           --      5,936,662   --         5,936,662
  Greece......................           --     15,529,848   --        15,529,848
  Hungary.....................           --     12,756,313   --        12,756,313
  India.......................   36,809,493    499,992,564   --       536,802,057
  Indonesia...................    3,914,328    126,260,108   --       130,174,436
  Malaysia....................           --    182,083,175   --       182,083,175
  Mexico......................  262,786,277             --   --       262,786,277
  Peru........................    9,743,908             --   --         9,743,908
  Philippines.................    2,373,039     83,289,014   --        85,662,053
  Poland......................           --     79,130,660   --        79,130,660
  Russia......................    2,164,213     78,242,004   --        80,406,217
  South Africa................   47,016,645    319,879,297   --       366,895,942
  South Korea.................   21,125,090    681,403,679   --       702,528,769
  Taiwan......................   45,371,102    617,172,521   --       662,543,623
  Thailand....................  122,614,666             --   --       122,614,666
  Turkey......................      731,735     82,716,152   --        83,447,887
Preferred Stocks
  Brazil......................    8,075,458     77,200,984   --        85,276,442
  Chile.......................           --        416,755   --           416,755
  Colombia....................    4,405,111             --   --         4,405,111
Rights/Warrants
  South Korea.................           --         86,734   --            86,734
  Thailand....................           --         94,316   --            94,316
Bonds
  India.......................           --         38,152   --            38,152
Securities Lending Collateral.           --    233,635,232   --       233,635,232
                               ------------ --------------   --    --------------
TOTAL......................... $811,511,833 $3,816,638,925   --    $4,628,150,758
                               ============ ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                     THE EMERGING MARKETS SMALL CAP SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2015

                                                                                        Percentage
                                                               Shares      Value++    of Net Assets**
                                                               ------      -------    ---------------
COMMON STOCKS -- (85.5%)
BRAZIL -- (5.3%)
    BR Malls Participacoes SA...............................   4,365,623 $ 12,667,039            0.3%
    CETIP SA - Mercados Organizados.........................     945,300    8,362,006            0.2%
    Equatorial Energia SA...................................   2,116,094   18,862,875            0.4%
    Estacio Participacoes SA................................   3,262,816   13,083,483            0.3%
    Multiplan Empreendimentos Imobiliarios SA...............   1,004,900   10,956,466            0.2%
    Sul America SA..........................................   2,719,051   13,340,635            0.3%
    Totvs SA................................................   1,252,487   11,096,760            0.2%
    Valid Solucoes e Servicos de Seguranca em Meios de
     Pagamento e Identificacao S.A..........................     812,887    9,228,230            0.2%
    Other Securities........................................              202,114,858            4.0%
                                                                         ------------           -----
TOTAL BRAZIL................................................              299,712,352            6.1%
                                                                         ------------           -----

CHILE -- (1.2%)
    Parque Arauco SA........................................   7,176,122   12,017,573            0.3%
    Vina Concha y Toro SA...................................   5,059,858    8,607,306            0.2%
    Other Securities........................................               48,148,087            0.9%
                                                                         ------------           -----
TOTAL CHILE.................................................               68,772,966            1.4%
                                                                         ------------           -----

CHINA -- (12.8%)
    Beijing Capital International Airport Co., Ltd. Class H.   9,730,000   10,401,993            0.2%
#   GCL-Poly Energy Holdings, Ltd...........................  57,432,000   11,936,202            0.3%
#   Geely Automobile Holdings, Ltd..........................  28,845,000   15,308,334            0.3%
    GOME Electrical Appliances Holding, Ltd.................  57,831,000   10,567,435            0.2%
    Semiconductor Manufacturing International Corp.......... 118,116,000   10,942,227            0.2%
    Shenzhen International Holdings, Ltd....................   6,618,751   10,085,178            0.2%
    Other Securities........................................              650,002,466           13.3%
                                                                         ------------           -----
TOTAL CHINA.................................................              719,243,835           14.7%
                                                                         ------------           -----

COLOMBIA -- (0.1%)
    Other Securities........................................                8,013,135            0.2%
                                                                         ------------           -----

GREECE -- (0.4%)
    Other Securities........................................               24,025,225            0.5%
                                                                         ------------           -----

HONG KONG -- (0.0%)
    Other Securities........................................                  153,052            0.0%
                                                                         ------------           -----

HUNGARY -- (0.0%)
    Other Securities........................................                   66,875            0.0%
                                                                         ------------           -----

INDIA -- (12.7%)
    Arvind, Ltd.............................................   1,986,900    8,423,181            0.2%
    Ashok Leyland, Ltd......................................   8,562,959   12,246,273            0.3%
    Crompton Greaves, Ltd...................................   3,403,119    9,041,818            0.2%
    MindTree, Ltd...........................................     369,188    8,860,991            0.2%
    Torrent Pharmaceuticals, Ltd............................     365,996    8,561,908            0.2%
    TVS Motor Co., Ltd......................................   2,128,314    8,649,681            0.2%
    Other Securities........................................              660,475,554           13.3%
                                                                         ------------           -----
TOTAL INDIA.................................................              716,259,406           14.6%
                                                                         ------------           -----

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                      Percentage
                                                              Shares     Value++    of Net Assets**
                                                              ------     -------    ---------------
INDONESIA -- (2.4%)
    Other Securities........................................           $136,140,527            2.8%
                                                                       ------------           -----

ISRAEL -- (0.0%)
    Other Securities........................................                      3            0.0%
                                                                       ------------           -----

MALAYSIA -- (4.1%)
    Top Glove Corp. Bhd..................................... 4,640,460   10,249,436            0.2%
    Other Securities........................................            220,670,754            4.5%
                                                                       ------------           -----
TOTAL MALAYSIA..............................................            230,920,190            4.7%
                                                                       ------------           -----

MEXICO -- (4.0%)
#   Alsea S.A.B. de C.V..................................... 6,247,966   20,475,027            0.4%
#   Banregio Grupo Financiero S.A.B. de C.V................. 2,160,290   11,564,061            0.2%
    Bolsa Mexicana de Valores S.A.B. de C.V................. 5,064,811    8,462,918            0.2%
    Gentera S.A.B. de C.V................................... 5,740,334   10,543,882            0.2%
    Gruma S.A.B. de C.V. Class B............................   630,764    9,680,386            0.2%
    Grupo Aeroportuario del Centro Norte S.A.B. de C.V...... 2,295,436   11,789,996            0.3%
    Grupo Aeroportuario del Pacifico S.A.B. de C.V. Class B. 2,116,469   19,089,198            0.4%
    Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR......    77,098   11,930,144            0.3%
#   Grupo Aeroportuario del Sureste S.A.B. de C.V. Class B..   560,664    8,688,734            0.2%
    Promotora y Operadora de Infraestructura S.A.B. de C.V..   860,979   10,824,656            0.2%
    Other Securities........................................            104,284,983            2.0%
                                                                       ------------           -----
TOTAL MEXICO................................................            227,333,985            4.6%
                                                                       ------------           -----

PHILIPPINES -- (1.6%)
    Other Securities........................................             87,592,060            1.8%
                                                                       ------------           -----

POLAND -- (1.9%)
    Asseco Poland SA........................................   656,782    9,694,556            0.2%
    Other Securities........................................             97,515,775            2.0%
                                                                       ------------           -----
TOTAL POLAND................................................            107,210,331            2.2%
                                                                       ------------           -----

SOUTH AFRICA -- (7.4%)
    AVI, Ltd................................................ 3,423,460   21,778,850            0.4%
    Barloworld, Ltd......................................... 2,216,736   12,507,021            0.3%
    Clicks Group, Ltd....................................... 2,757,159   20,110,337            0.4%
    Coronation Fund Managers, Ltd........................... 1,712,568    9,025,549            0.2%
    DataTec, Ltd............................................ 2,057,155    8,796,353            0.2%
    EOH Holdings, Ltd....................................... 1,117,136   12,335,864            0.3%
    Foschini Group, Ltd. (The).............................. 1,326,741   13,535,578            0.3%
    JSE, Ltd................................................   892,197    8,594,827            0.2%
    Pick n Pay Stores, Ltd.................................. 2,349,050   11,357,965            0.2%
#   Pioneer Foods Group, Ltd................................   585,511    8,388,455            0.2%
    PSG Group, Ltd..........................................   779,309   15,027,211            0.3%
    Sappi, Ltd.............................................. 5,914,259   23,337,101            0.5%
    Sibanye Gold, Ltd....................................... 5,404,425    9,026,607            0.2%
    Spar Group, Ltd. (The).................................. 1,734,010   24,890,644            0.5%
    Telkom SA SOC, Ltd...................................... 2,115,604   11,109,437            0.2%
    Other Securities........................................            205,833,838            4.1%
                                                                       ------------           -----
TOTAL SOUTH AFRICA..........................................            415,655,637            8.5%
                                                                       ------------           -----

SOUTH KOREA -- (13.0%)
#   Hanmi Pharm Co., Ltd....................................    21,759    9,813,411            0.2%
    Other Securities........................................            725,260,622           14.8%
                                                                       ------------           -----
TOTAL SOUTH KOREA...........................................            735,074,033           15.0%
                                                                       ------------           -----

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                     Percentage
                                           Shares      Value++     of Net Assets**
                                           ------      -------     ---------------
TAIWAN -- (13.3%)
        Other Securities................            $  751,411,922           15.3%
                                                    --------------          ------

THAILAND -- (3.3%)
        Other Securities................               186,002,621            3.8%
                                                    --------------          ------

TURKEY -- (2.0%)
        Other Securities................               110,141,265            2.3%
                                                    --------------          ------
TOTAL COMMON STOCKS.....................             4,823,729,420           98.5%
                                                    --------------          ------

PREFERRED STOCKS -- (1.0%)
BRAZIL -- (1.0%)
        Other Securities................                57,198,535            1.2%
                                                    --------------          ------

CHILE -- (0.0%)
        Other Securities................                 1,718,458            0.0%
                                                    --------------          ------

COLOMBIA -- (0.0%)
        Other Securities................                 1,364,188            0.0%
                                                    --------------          ------
TOTAL PREFERRED STOCKS..................                60,281,181            1.2%
                                                    --------------          ------

RIGHTS/WARRANTS -- (0.0%)
CHINA -- (0.0%)
        Other Securities................                    11,029            0.0%
                                                    --------------          ------

HONG KONG -- (0.0%)
        Other Securities................                    14,800            0.0%
                                                    --------------          ------

MALAYSIA -- (0.0%)
        Other Securities................                   270,015            0.0%
                                                    --------------          ------

POLAND -- (0.0%)
        Other Securities................                        --            0.0%
                                                    --------------          ------

SOUTH AFRICA -- (0.0%)
        Other Securities................                     6,990            0.0%
                                                    --------------          ------

SOUTH KOREA -- (0.0%)
        Other Securities................                   196,769            0.0%
                                                    --------------          ------

TAIWAN -- (0.0%)
        Other Securities................                        --            0.0%
                                                    --------------          ------

THAILAND -- (0.0%)
        Other Securities................                    80,818            0.0%
                                                    --------------          ------
TOTAL RIGHTS/WARRANTS...................                   580,421            0.0%
                                                    --------------          ------
TOTAL INVESTMENT SECURITIES.............             4,884,591,022
                                                    --------------

                                                       Value+
                                             -         ------             -
SECURITIES LENDING COLLATERAL -- (13.5%)
(S)@    DFA Short Term Investment Fund.. 65,613,226    759,145,027           15.5%
                                                    --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $5,854,413,829)...............              $5,643,736,049          115.2%
                                                    ==============          ======

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


Summary of the Series' investments as of October 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investments in Securities (Market Value)
                               --------------------------------------------------
                                 Level 1       Level 2     Level 3     Total
                               ------------ -------------- ------- --------------
Common Stocks
  Brazil...................... $  6,309,056 $  293,403,296   --    $  299,712,352
  Chile.......................    1,181,529     67,591,437   --        68,772,966
  China.......................    4,149,964    715,093,871   --       719,243,835
  Colombia....................    8,013,135             --   --         8,013,135
  Greece......................           --     24,025,225   --        24,025,225
  Hong Kong...................       85,103         67,949   --           153,052
  Hungary.....................           --         66,875   --            66,875
  India.......................    3,268,799    712,990,607   --       716,259,406
  Indonesia...................    1,885,745    134,254,782   --       136,140,527
  Israel......................           --              3   --                 3
  Malaysia....................           --    230,920,190   --       230,920,190
  Mexico......................  227,333,727            258   --       227,333,985
  Philippines.................           --     87,592,060   --        87,592,060
  Poland......................           --    107,210,331   --       107,210,331
  South Africa................    9,407,926    406,247,711   --       415,655,637
  South Korea.................    1,253,893    733,820,140   --       735,074,033
  Taiwan......................        5,748    751,406,174   --       751,411,922
  Thailand....................  185,128,553        874,068   --       186,002,621
  Turkey......................           --    110,141,265   --       110,141,265
Preferred Stocks
  Brazil......................       80,153     57,118,382   --        57,198,535
  Chile.......................           --      1,718,458   --         1,718,458
  Colombia....................    1,364,188             --   --         1,364,188
Rights/Warrants
  China.......................           --         11,029   --            11,029
  Hong Kong...................           --         14,800   --            14,800
  Malaysia....................           --        270,015   --           270,015
  Poland......................           --             --   --                --
  South Africa................           --          6,990   --             6,990
  South Korea.................           --        196,769   --           196,769
  Taiwan......................           --             --   --                --
  Thailand....................           --         80,818   --            80,818
Securities Lending Collateral.           --    759,145,027   --       759,145,027
                               ------------ --------------   --    --------------
TOTAL......................... $449,467,519 $5,194,268,530   --    $5,643,736,049
                               ============ ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2015
                            (Amounts in thousands)

                                                                                          The Japanese   The Asia
                                                             The U.S. Large    The DFA       Small     Pacific Small
                                                               Cap Value    International   Company       Company
                                                                Series*     Value Series*   Series*       Series*
                                                             -------------- ------------- ------------ -------------
ASSETS:
Investments at Value (including $1,499,202, $418,689,
 $257,168 and $277,326 of securities on loan,
 respectively)..............................................  $19,083,301    $9,188,447    $2,615,760   $1,226,122
Temporary Cash Investments at Value & Cost..................        9,755            --            --           --
Collateral from Securities on Loan Invested in Affiliate at
 Value & Cost...............................................      916,343       434,245       276,794      282,350
Foreign Currencies at Value.................................           --        12,800            74        1,272
Cash........................................................        9,912         2,677         1,047        2,067
Receivables:
  Investment Securities Sold................................           --        10,770         2,158          211
  Dividends, Interest and Tax Reclaims......................       27,939        27,006        14,430        1,517
  Securities Lending Income.................................          539           392           396          316
Unrealized Gain on Foreign Currency Contracts...............           --             7            --            3
                                                              -----------    ----------    ----------   ----------
     Total Assets...........................................   20,038,034     9,676,344     2,910,659    1,513,858
                                                              -----------    ----------    ----------   ----------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned..........................      916,343       434,245       276,794      282,350
  Investment Securities Purchased...........................       25,249        12,024         1,759        3,026
  Due to Advisor............................................        1,585         1,559           221          103
Unrealized Loss on Foreign Currency Contracts...............           --             1             2           --
Accrued Expenses and Other Liabilities......................          800           610           195          105
                                                              -----------    ----------    ----------   ----------
     Total Liabilities......................................      943,977       448,439       278,971      285,584
                                                              -----------    ----------    ----------   ----------
NET ASSETS..................................................  $19,094,057    $9,227,905    $2,631,688   $1,228,274
                                                              ===========    ==========    ==========   ==========
Investments at Cost.........................................  $13,435,978    $9,165,820    $2,406,131   $1,445,445
                                                              ===========    ==========    ==========   ==========
Foreign Currencies at Cost..................................  $        --    $   12,765    $       74   $    1,275
                                                              ===========    ==========    ==========   ==========

----------
* See Note J in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2015
                            (Amounts in thousands)

                                                               The
                                              The United   Continental The Canadian
                                             Kingdom Small    Small       Small                     The Emerging
                                                Company      Company     Company     The Emerging   Markets Small
                                                Series       Series      Series*    Markets Series*  Cap Series*
                                             ------------- ----------- ------------ --------------- -------------
ASSETS:
Investments at Value (including $47,716,
 $291,731, $179,848, $377,198 and
 $1,018,169 of securities on loan,
 respectively)..............................  $2,072,857   $3,646,698    $621,407     $4,394,516     $4,884,591
Collateral from Securities on Loan Invested
 in Affiliate at Value & Cost...............      60,989      309,657     186,763        233,635        759,145
Foreign Currencies at Value.................       4,555        7,024         276          2,861          3,827
Cash........................................         184        4,436       1,019             --            900
Receivables:
  Investment Securities Sold................       2,554       10,288          --         32,225          4,730
  Dividends, Interest and Tax Reclaims......       5,617        2,413         635          2,332          3,353
  Securities Lending Income.................         146          896         211            779          2,929
Unrealized Gain on Foreign Currency
 Contracts..................................          --           22           2              2             --
                                              ----------   ----------    --------     ----------     ----------
     Total Assets...........................   2,146,902    3,981,434     810,313      4,666,350      5,659,475
                                              ----------   ----------    --------     ----------     ----------
LIABILITIES:
Payables:
  Due to Custodian..........................          --           --          --             58             --
  Upon Return of Securities Loaned..........      60,989      309,657     186,763        233,635        759,145
  Investment Securities Purchased...........       1,520       17,467         322          1,215            550
  Due to Advisor............................         177          308          54            379            834
  Line of Credit............................          --           --          --         26,899             --
  Futures Margin Variation..................          --           19          --             --             --
Unrealized Loss on Foreign Currency
 Contracts..................................          --            1          --             30              1
Accrued Expenses and Other Liabilities......         103          239          42            579            638
                                              ----------   ----------    --------     ----------     ----------
     Total Liabilities......................      62,789      327,691     187,181        262,795        761,168
                                              ----------   ----------    --------     ----------     ----------
NET ASSETS..................................  $2,084,113   $3,653,743    $623,132     $4,403,555     $4,898,307
                                              ==========   ==========    ========     ==========     ==========
Investments at Cost.........................  $1,568,470   $3,069,504    $988,802     $3,856,933     $5,095,269
                                              ==========   ==========    ========     ==========     ==========
Foreign Currencies at Cost..................  $    4,536   $    7,038    $    276     $    2,854     $    3,846
                                              ==========   ==========    ========     ==========     ==========

----------
* See Note J in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2015
                            (Amounts in thousands)

                                                                                         The Japanese   The Asia
                                                                The U.S.      The DFA       Small     Pacific Small
                                                               Large Cap   International   Company       Company
                                                              Value Series Value Series     Series       Series
                                                              ------------ ------------- ------------ -------------
Investment Income
  Dividends (Net of Foreign Taxes Withheld of $23, $26,207,
   $4,631 and $1,080, respectively).......................... $   429,780   $   325,317    $ 41,882     $  52,670
  Income from Securities Lending.............................       4,643         9,274       4,601         3,945
                                                              -----------   -----------    --------     ---------
     Total Investment Income.................................     434,423       334,591      46,483        56,615
                                                              -----------   -----------    --------     ---------
Expenses
  Investment Advisory Services Fees..........................      18,802        18,962       2,561         1,317
  Accounting & Transfer Agent Fees...........................         947           488         133            77
  Custodian Fees.............................................         199           857         422           267
  Shareholders' Reports......................................          47            24           6             4
  Directors'/Trustees' Fees & Expenses.......................          92            46          12             7
  Professional Fees..........................................         350           252          48            26
  Other......................................................         262           155          41            28
                                                              -----------   -----------    --------     ---------
     Total Expenses..........................................      20,699        20,784       3,223         1,726
                                                              -----------   -----------    --------     ---------
  Fees Paid Indirectly (Note C)..............................          --           (19)         (4)           (2)
                                                              -----------   -----------    --------     ---------
  Net Expenses...............................................      20,699        20,765       3,219         1,724
                                                              -----------   -----------    --------     ---------
  Net Investment Income (Loss)...............................     413,724       313,826      43,264        54,891
                                                              -----------   -----------    --------     ---------
Realized and Unrealized Gain (Loss)
  Net Realized Gain (Loss) on:
    Investment Securities Sold...............................     858,150       244,684      69,828       (15,143)
    Futures..................................................         (43)           --          --            --
    Foreign Currency Transactions............................          --        (5,879)     (1,869)         (913)
    In-Kind Redemptions......................................          --            --      27,130        18,027
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency...............  (1,018,426)   (1,034,230)     85,013      (224,570)
    Translation of Foreign Currency Denominated Amounts......          --           654         382           (13)
                                                              -----------   -----------    --------     ---------
  Net Realized and Unrealized Gain (Loss)....................    (160,319)     (794,771)    180,484      (222,612)
                                                              -----------   -----------    --------     ---------
Net Increase (Decrease) in Net Assets Resulting from
 Operations.................................................. $   253,405   $  (480,945)   $223,748     $(167,721)
                                                              ===========   ===========    ========     =========

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2015
                            (Amounts in thousands)

                                                    The United     The
                                                     Kingdom   Continental The Canadian              The Emerging
                                                      Small       Small       Small     The Emerging   Markets
                                                     Company     Company     Company      Markets     Small Cap
                                                      Series     Series       Series       Series       Series
                                                    ---------- ----------- ------------ ------------ ------------
Investment Income
  Dividends (Net of Foreign Taxes Withheld of $0,
   $11,182, $3,094, $14,586 and $14,338,
   respectively)...................................  $ 72,683   $ 76,800    $  18,127    $ 102,539    $ 115,180
  Income from Securities Lending...................     1,244     10,424        2,627        5,876       32,586
                                                     --------   --------    ---------    ---------    ---------
     Total Investment Income.......................    73,927     87,224       20,754      108,415      147,766
                                                     --------   --------    ---------    ---------    ---------
Expenses
  Investment Advisory Services Fees................     2,081      3,391          730        4,259       10,250
  Accounting & Transfer Agent Fees.................       110        181           38          226          269
  Custodian Fees...................................        91        549           55        1,963        2,748
  Shareholders' Reports............................         6         10            2           10           11
  Directors'/Trustees' Fees & Expenses.............        10         15            4           20           25
  Professional Fees................................        38        136           14          172          207
  Other............................................        36         65           11          105           82
                                                     --------   --------    ---------    ---------    ---------
     Total Expenses................................     2,372      4,347          854        6,755       13,592
                                                     --------   --------    ---------    ---------    ---------
  Fees Paid Indirectly (Note C)....................        --        (10)          (2)         (31)         (15)
                                                     --------   --------    ---------    ---------    ---------
  Net Expenses.....................................     2,372      4,337          852        6,724       13,577
                                                     --------   --------    ---------    ---------    ---------
  Net Investment Income (Loss).....................    71,555     82,887       19,902      101,691      134,189
                                                     --------   --------    ---------    ---------    ---------
Realized and Unrealized Gain (Loss)
  Net Realized Gain (Loss) on:
    Investment Securities Sold.....................    82,685    115,635       (9,138)     (99,010)      49,962
    Futures........................................        --     (4,875)          --        2,478           --
    Foreign Currency Transactions..................       144     (1,002)         149       (2,204)      (4,548)
    In-Kind Redemptions............................    42,293     58,734        8,042           --           --
  Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities and Foreign
     Currency......................................      (104)    55,052     (228,267)    (686,412)    (693,734)
    Futures........................................        --        (19)          --           --           --
    Translation of Foreign Currency Denominated
     Amounts.......................................        86        (57)          11          (95)        (241)
                                                     --------   --------    ---------    ---------    ---------
  Net Realized and Unrealized Gain (Loss)..........   125,104    223,468     (229,203)    (785,243)    (648,561)
                                                     --------   --------    ---------    ---------    ---------
Net Increase (Decrease) in Net Assets Resulting
 from Operations...................................  $196,659   $306,355    $(209,301)   $(683,552)   $(514,372)
                                                     ========   ========    =========    =========    =========

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                          The U.S. Large Cap Value   The DFA International     The Japanese Small
                                                   Series                 Value Series           Company Series
                                          ------------------------  -----------------------  ----------------------
                                              Year         Year         Year        Year        Year        Year
                                             Ended        Ended        Ended       Ended       Ended       Ended
                                            Oct. 31,     Oct. 31,     Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,
                                              2015         2014         2015        2014        2015        2014
                                          -----------  -----------  -----------  ----------  ----------  ----------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)........... $   413,724  $   318,905  $   313,826  $  419,781  $   43,264  $   40,128
  Net Realized Gain (Loss) on:
    Investment Securities Sold*..........     858,150      755,725      244,684     173,096      69,828      97,004
    Futures..............................         (43)          --           --          --          --          --
    Foreign Currency Transactions........          --           --       (5,879)     (1,763)     (1,869)       (567)
    In-Kind Redemptions..................          --           --           --          --      27,130          --
  Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities and Foreign
     Currency............................  (1,018,426)   1,319,300   (1,034,230)   (672,491)     85,013     (82,784)
    Translation of Foreign Currency
     Denominated Amounts.................          --           --          654      (1,379)        382        (535)
                                          -----------  -----------  -----------  ----------  ----------  ----------
     Net Increase (Decrease) in Net
      Assets Resulting from
      Operations.........................     253,405    2,393,930     (480,945)    (82,756)    223,748      53,246
                                          -----------  -----------  -----------  ----------  ----------  ----------
Transactions in Interest:
  Contributions..........................   1,769,181    1,721,914    1,070,207   1,022,273     102,092     296,221
  Withdrawals............................  (1,305,211)    (578,150)    (705,023)   (387,981)   (199,561)   (125,682)
                                          -----------  -----------  -----------  ----------  ----------  ----------
     Net Increase (Decrease) from
      Transactions in Interest...........     463,970    1,143,764      365,184     634,292     (97,469)    170,539
                                          -----------  -----------  -----------  ----------  ----------  ----------
     Total Increase (Decrease) in
      Net Assets.........................     717,375    3,537,694     (115,761)    551,536     126,279     223,785
Net Assets
  Beginning of Year......................  18,376,682   14,838,988    9,343,666   8,792,130   2,505,409   2,281,624
                                          -----------  -----------  -----------  ----------  ----------  ----------
  End of Year............................ $19,094,057  $18,376,682  $ 9,227,905  $9,343,666  $2,631,688  $2,505,409
                                          ===========  ===========  ===========  ==========  ==========  ==========

----------
* Net of foreign capital gain taxes withheld of $0, $0, $0, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                           The Asia Pacific Small  The United Kingdom Small  The Continental Small
                                               Company Series          Company Series           Company Series
                                           ----------------------  ----------------------   ----------------------
                                              Year        Year        Year         Year        Year        Year
                                             Ended       Ended       Ended        Ended       Ended       Ended
                                            Oct. 31,    Oct. 31,    Oct. 31,     Oct. 31,    Oct. 31,    Oct. 31,
                                              2015        2014        2015         2014        2015        2014
                                           ----------  ----------  ----------   ----------  ----------  ----------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)............ $   54,891  $   55,094  $   71,555   $   62,544  $   82,887  $   81,827
  Net Realized Gain (Loss) on:
    Investment Securities Sold*...........    (15,143)        882      82,685      111,297     115,635     116,406
    Futures...............................         --          --          --           --      (4,875)     (1,000)
    Foreign Currency Transactions.........       (913)        (18)        144         (238)     (1,002)       (321)
    In-Kind Redemptions...................     18,027          --      42,293           --      58,734          --
  Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities and Foreign
     Currency.............................   (224,570)   (101,865)       (104)    (148,584)     55,052    (269,561)
    Futures...............................         --          --          --           --         (19)         --
    Translation of Foreign Currency
     Denominated Amounts..................        (13)        (11)         86          (41)        (57)       (151)
                                           ----------  ----------  ----------   ----------  ----------  ----------
     Net Increase (Decrease) in Net
      Assets Resulting from
      Operations..........................   (167,721)    (45,918)    196,659       24,978     306,355     (72,800)
                                           ----------  ----------  ----------   ----------  ----------  ----------
Transactions in Interest:
  Contributions...........................    119,899     315,024      12,907       17,172     454,912     106,051
  Withdrawals.............................   (177,690)    (80,818)   (121,351)     (34,539)   (259,801)    (98,740)
                                           ----------  ----------  ----------   ----------  ----------  ----------
     Net Increase (Decrease) from
      Transactions in Interest............    (57,791)    234,206    (108,444)     (17,367)    195,111       7,311
                                           ----------  ----------  ----------   ----------  ----------  ----------
     Total Increase (Decrease) in Net
      Assets..............................   (225,512)    188,288      88,215        7,611     501,466     (65,489)
Net Assets
  Beginning of Year.......................  1,453,786   1,265,498   1,995,898    1,988,287   3,152,277   3,217,766
                                           ----------  ----------  ----------   ----------  ----------  ----------
  End of Year............................. $1,228,274  $1,453,786  $2,084,113   $1,995,898  $3,653,743  $3,152,277
                                           ==========  ==========  ==========   ==========  ==========  ==========

----------
* Net of foreign capital gain taxes withheld of $0, $0, $0, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                            The Canadian Small   The Emerging Markets    The Emerging Markets
                                              Company Series            Series             Small Cap Series
                                           -------------------  ----------------------  ----------------------
                                              Year      Year       Year        Year        Year        Year
                                             Ended     Ended      Ended       Ended       Ended       Ended
                                            Oct. 31,  Oct. 31,   Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,
                                              2015      2014       2015        2014        2015        2014
                                           ---------  --------  ----------  ----------  ----------  ----------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)............ $  19,902  $ 20,745  $  101,691  $   99,780  $  134,189  $  110,728
  Net Realized Gain (Loss) on:
    Investment Securities Sold*...........    (9,138)   (2,865)    (99,010)    (24,811)     49,962     101,054
    Futures...............................        --        --       2,478          --          --          --
    Foreign Currency Transactions.........       149        86      (2,204)       (653)     (4,548)       (980)
    In-Kind Redemptions...................     8,042        --          --          --          --          --
  Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities and Foreign
     Currency.............................  (228,267)  (64,673)   (686,412)     12,344    (693,734)     20,955
    Translation of Foreign Currency
     Denominated Amounts..................        11         5         (95)        (12)       (241)       (139)
                                           ---------  --------  ----------  ----------  ----------  ----------
     Net Increase (Decrease) in Net
      Assets Resulting from
      Operations..........................  (209,301)  (46,702)   (683,552)     86,648    (514,372)    231,618
                                           ---------  --------  ----------  ----------  ----------  ----------
Transactions in Interest:
  Contributions...........................    20,480   159,436   1,463,845     527,157     792,529     773,201
  Withdrawals.............................   (37,476)   (4,509)   (562,189)   (194,514)   (301,288)   (174,904)
                                           ---------  --------  ----------  ----------  ----------  ----------
     Net Increase (Decrease) from
      Transactions in Interest............   (16,996)  154,927     901,656     332,643     491,241     598,297
                                           ---------  --------  ----------  ----------  ----------  ----------
     Total Increase (Decrease) in Net
      Assets..............................  (226,297)  108,225     218,104     419,291     (23,131)    829,915
Net Assets
  Beginning of Year.......................   849,429   741,204   4,185,451   3,766,160   4,921,438   4,091,523
                                           ---------  --------  ----------  ----------  ----------  ----------
  End of Year............................. $ 623,132  $849,429  $4,403,555  $4,185,451  $4,898,307  $4,921,438
                                           =========  ========  ==========  ==========  ==========  ==========

----------
* Net of foreign capital gain taxes withheld of $0, $0, $0, $0, $0 and $1,375, respectively.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS


                                                                      The U.S. Large Cap Value Series
                                                      --------------------------------------------------------------
                                                          Year         Year         Year         Year        Year
                                                         Ended        Ended        Ended        Ended       Ended
                                                        Oct. 31,     Oct. 31,     Oct. 31,     Oct. 31,    Oct. 31,
                                                          2015         2014         2013         2012        2011
---------------------------------------------------------------------------------------------------------------------
Total Return.........................................        1.32%       15.67%       35.68%       18.31%       5.69%
---------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).................. $19,094,057  $18,376,682  $14,838,988  $10,589,152  $9,335,107
Ratio of Expenses to Average Net Assets..............        0.11%        0.11%        0.11%        0.12%       0.12%
Ratio of Net Investment Income to Average Net Assets.        2.20%        1.90%        1.98%        2.15%       1.79%
Portfolio Turnover Rate..............................          16%          15%          15%          10%         14%
---------------------------------------------------------------------------------------------------------------------

                                                                            The DFA International Value Series
                                                              ------------------------------------------------------------
                                                                  Year         Year        Year        Year         Year
                                                                 Ended        Ended       Ended       Ended        Ended
                                                                Oct. 31,     Oct. 31,    Oct. 31,    Oct. 31,     Oct. 31,
                                                                  2015         2014        2013        2012         2011
----------------------------------------------------------------------------------------------------------------------------
Total Return.................................................      (5.35)%      (0.72)%      28.18%       3.17%      (8.04)%
----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).......................... $9,227,905   $9,343,666   $8,792,130  $7,238,249  $6,955,907
Ratio of Expenses to Average Net Assets......................       0.22%        0.22%        0.22%       0.24%       0.23%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid
 Indirectly).................................................       0.22%        0.22%        0.22%       0.24%       0.23%
Ratio of Net Investment Income to Average Net Assets.........       3.31%        4.50%        3.20%       3.75%       3.47%
Portfolio Turnover Rate......................................         21%          17%          15%         14%          9%
----------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS


                                                                           The Japanese Small Company Series
                                                              ----------------------------------------------------------
                                                                 Year        Year        Year        Year        Year
                                                                Ended       Ended       Ended       Ended       Ended
                                                               Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,
                                                                 2015        2014        2013        2012        2011
-------------------------------------------------------------------------------------------------------------------------
Total Return.................................................       9.04%       2.46%      30.62%       0.54%      10.07%
-------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).......................... $2,631,688  $2,505,409  $2,281,624  $1,686,731  $1,502,815
Ratio of Expenses to Average Net Assets......................       0.13%       0.13%       0.14%       0.15%       0.14%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid
 Indirectly).................................................       0.13%       0.13%       0.14%       0.15%       0.14%
Ratio of Net Investment Income to Average Net Assets.........       1.69%       1.71%       1.87%       2.17%       2.07%
Portfolio Turnover Rate......................................          6%          9%         16%          7%          5%
-------------------------------------------------------------------------------------------------------------------------

                                                                         The Asia Pacific Small Company Series
                                                              ----------------------------------------------------------
                                                                  Year         Year        Year        Year        Year
                                                                 Ended        Ended       Ended       Ended       Ended
                                                                Oct. 31,     Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,
                                                                  2015         2014        2013        2012        2011
--------------------------------------------------------------------------------------------------------------------------
Total Return.................................................     (11.83)%      (3.46)%      10.97%       7.48%    (5.15)%
--------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).......................... $1,228,274   $1,453,786   $1,265,498  $1,003,860  $906,734
Ratio of Expenses to Average Net Assets......................       0.13%        0.13%        0.15%       0.16%     0.16%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid
 Indirectly).................................................       0.13%        0.13%        0.15%       0.16%     0.16%
Ratio of Net Investment Income to Average Net Assets.........       4.17%        3.96%        4.64%       4.26%     3.78%
Portfolio Turnover Rate......................................          7%           7%           9%         18%       17%
--------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS


                                                                        The United Kingdom Small Company Series
                                                              ----------------------------------------------------------
                                                                 Year        Year        Year        Year        Year
                                                                Ended       Ended       Ended       Ended       Ended
                                                               Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,
                                                                 2015        2014        2013        2012        2011
-------------------------------------------------------------------------------------------------------------------------
Total Return.................................................       9.95%       1.22%      37.42%      23.41%       0.20%
-------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).......................... $2,084,113  $1,995,898  $1,988,287  $1,464,838  $1,133,845
Ratio of Expenses to Average Net Assets......................       0.11%       0.11%       0.12%       0.13%       0.13%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid
 Indirectly).................................................       0.11%       0.11%       0.12%       0.13%       0.13%
Ratio of Net Investment Income to Average Net Assets.........       3.44%       2.98%       3.29%       3.37%       3.76%
Portfolio Turnover Rate......................................         10%          8%         17%          6%          7%
-------------------------------------------------------------------------------------------------------------------------

                                                                          The Continental Small Company Series
                                                              -----------------------------------------------------------
                                                                 Year         Year        Year        Year         Year
                                                                Ended        Ended       Ended       Ended        Ended
                                                               Oct. 31,     Oct. 31,    Oct. 31,    Oct. 31,     Oct. 31,
                                                                 2015         2014        2013        2012         2011
---------------------------------------------------------------------------------------------------------------------------
Total Return.................................................       9.81%      (2.25)%      43.67%       2.29%     (10.75)%
---------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).......................... $3,653,743  $3,152,277   $3,217,766  $2,245,179  $2,001,763
Ratio of Expenses to Average Net Assets......................       0.13%       0.13%        0.14%       0.16%       0.15%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid
 Indirectly).................................................       0.13%       0.13%        0.14%       0.16%       0.15%
Ratio of Net Investment Income to Average Net Assets.........       2.44%       2.40%        2.67%       3.15%       2.72%
Portfolio Turnover Rate......................................         14%         13%          13%          9%         10%
---------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS


                                                                       The Canadian Small Company Series
                                                              ---------------------------------------------------
                                                                 Year       Year      Year       Year      Year
                                                                Ended      Ended     Ended      Ended     Ended
                                                               Oct. 31,   Oct. 31,  Oct. 31,   Oct. 31,  Oct. 31,
                                                                 2015       2014      2013       2012      2011
------------------------------------------------------------------------------------------------------------------
Total Return.................................................   (25.00)%    (3.83)%     5.71%    (2.51)%     0.27%
------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).......................... $623,132   $849,429   $741,204  $689,086   $736,262
Ratio of Expenses to Average Net Assets......................     0.12%      0.12%      0.13%     0.15%      0.14%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid
 Indirectly).................................................     0.12%      0.12%      0.13%     0.15%      0.14%
Ratio of Net Investment Income to Average Net Assets.........     2.73%      2.42%      2.99%     2.29%      1.72%
Portfolio Turnover Rate......................................       18%         5%        14%       22%        24%
------------------------------------------------------------------------------------------------------------------

                                                                               The Emerging Markets Series
                                                              -----------------------------------------------------------
                                                                  Year        Year        Year        Year         Year
                                                                 Ended       Ended       Ended       Ended        Ended
                                                                Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,     Oct. 31,
                                                                  2015        2014        2013        2012         2011
---------------------------------------------------------------------------------------------------------------------------
Total Return.................................................     (14.86)%       1.74%       6.99%       4.55%      (6.44)%
---------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).......................... $4,403,555   $4,185,451  $3,766,160  $2,913,307  $2,439,981
Ratio of Expenses to Average Net Assets......................       0.16%        0.15%       0.16%       0.20%       0.20%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid
 Indirectly).................................................       0.16%        0.15%       0.16%       0.20%       0.20%
Ratio of Net Investment Income to Average Net Assets.........       2.39%        2.51%       2.38%       2.55%       2.48%
Portfolio Turnover Rate......................................          9%           5%          4%          5%         16%
---------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS


                                                                          The Emerging Markets Small Cap Series
                                                              -----------------------------------------------------------
                                                                  Year        Year        Year        Year         Year
                                                                 Ended       Ended       Ended       Ended        Ended
                                                                Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,     Oct. 31,
                                                                  2015        2014        2013        2012         2011
---------------------------------------------------------------------------------------------------------------------------
Total Return.................................................      (9.42)%       5.60%       9.41%       7.19%     (12.94)%
---------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).......................... $4,898,307   $4,921,438  $4,091,523  $2,953,350  $1,874,926
Ratio of Expenses to Average Net Assets......................       0.26%        0.26%       0.29%       0.36%       0.33%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid
 Indirectly).................................................       0.27%        0.26%       0.29%       0.36%       0.33%
Ratio of Net Investment Income to Average Net Assets.........       2.62%        2.48%       2.37%       2.48%       2.32%
Portfolio Turnover Rate......................................         18%           9%         11%         13%         18%
---------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                         NOTES TO FINANCIAL STATEMENTS


A. Organization:

   The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of eleven portfolios, nine of which are included in this section of the report (collectively, the "Series"). The remaining operational portfolios are presented in separate reports.

   Domestic Equity Portfolio        International Equity Portfolios
   -------------------------        -------------------------------
   The U.S. Large Cap Value Series  The DFA International Value Series
                                    The Japanese Small Company Series
                                    The Asia Pacific Small Company Series
                                    The United Kingdom Small Company Series
                                    The Continental Small Company Series
                                    The Canadian Small Company Series
                                    The Emerging Markets Series
                                    The Emerging Markets Small Cap Series

B. Significant Accounting Policies:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Series utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Series' own assumptions in determining the fair value of investments)

   Securities held by the Domestic Equity Portfolio and the International Equity Portfolios, including over-the-counter securities, are valued at the last quoted sale price at the close of the exchanges on which they are principally traded (official closing price). International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Domestic Equity Portfolio and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolio and the International Equity Portfolios value the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolio and the International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the International Equity Portfolios' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the International Equity Portfolios have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

   A summary of the inputs used to value the Series' investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Summary Schedules of Portfolio Holdings. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Series recognize transfers between the levels as of the end of the period. As of October 31, 2015, The Asia Pacific Small Company Series had significant transfers of securities with a total value of $17,780 (in thousands), that transferred from Level 1 to Level 2 because the fair market values of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE, which resulted in their Level 2 classification.

   2. Foreign Currency Translation: Securities and other assets and liabilities of the International Equity Portfolios, whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

   The International Equity Portfolios do not isolate the effect of fluctuations in foreign currency rates when determining the realized gain or loss upon the sale or maturity of foreign currency denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for income tax reporting purposes.

   Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the International Equity Portfolios and the U.S. dollar equivalent amounts actually received or paid.

   3. Deferred Compensation Plan: Each eligible Director/Trustee of the Trust may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors/Trustees may defer payment of all or a portion of their total fees earned as a Director/Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

   Each Director/Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director/Trustee shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's/Trustee's deferred compensation until a date specified by such Director/Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director/Trustee ceases to be a member of the Board; and (ii) five years following the effective date of the Director's/Trustee's first deferral election. If a Director/Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's/Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director/Trustee ceases to be a member of the Board (unless the Director/Trustee files an amended Notice selecting a different distribution date). As of October 31, 2015, none of the Directors/Trustees have requested or received a distribution of proceeds of a deferred fee account.

   4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Series estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities, utilizing the effective interest method. Expenses directly attributable to a Series are directly charged. Common expenses of the Trust or Series are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

   The International Equity Portfolios may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Series accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

   The Emerging Markets Series and The Emerging Markets Small Cap Series are subject to a 15% tax on short-term capital gains for investments in India. Such taxes are due upon sale of individual securities. The capital gains taxes are recognized when the capital gains are earned.

C. Investment Advisor:

   The Advisor, Dimensional Fund Advisors LP, provides investment advisory services to the Series. On May 8, 2015 and June 10, 2015 at a Special Joint Meeting of Shareholders, shareholders of the Series approved new investment management agreements, which became effective July 21, 2015, that provide a uniform agreement that increases transparency and better describes all of the services that the Advisor provides to each Series. The rate charged to each Series under the new investment management agreement for investment management services is equal to the rate charged under each Series' previous investment advisory agreement with the Advisor. For the year ended October 31, 2015, the Series' investment advisory services/management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

                 The U.S. Large Cap Value Series......... 0.10%
                 The DFA International Value Series...... 0.20%
                 The Japanese Small Company Series....... 0.10%
                 The Asia Pacific Small Company Series... 0.10%
                 The United Kingdom Small Company Series. 0.10%
                 The Continental Small Company Series.... 0.10%
                 The Canadian Small Company Series....... 0.10%
                 The Emerging Markets Series............. 0.10%
                 The Emerging Markets Small Cap Series... 0.20%

Earned Income Credit:

   In addition, the Series have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of each Series' custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of each Series' net assets. During the year ended October 31, 2015, expenses reduced were as follows (amounts in thousands):

                                                       Fees Paid
                                                       Indirectly
              -                                        ----------
              The DFA International Value Series......    $19
              The Japanese Small Company Series.......      4
              The Asia Pacific Small Company Series...      2
              The United Kingdom Small Company Series.     --
              The Continental Small Company Series....     10
              The Canadian Small Company Series.......      2
              The Emerging Markets Series.............     31
              The Emerging Markets Small Cap Series...     15

Fees Paid to Officers and Directors/Trustees:

   Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Trust; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Trust. For the year ended October 31, 2015, the total related amounts paid by the Trust to the CCO were $84 (in thousands). The total related amounts paid by each of the Series are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

   At October 31, 2015, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

                 The U.S. Large Cap Value Series......... $417
                 The DFA International Value Series......  293
                 The Japanese Small Company Series.......   66
                 The Asia Pacific Small Company Series...   35
                 The United Kingdom Small Company Series.   45
                 The Continental Small Company Series....   82
                 The Canadian Small Company Series.......   21
                 The Emerging Markets Series.............  108
                 The Emerging Markets Small Cap Series...   82

E. Purchases and Sales of Securities:

   For the year ended October 31, 2015, the Series made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

                                                  Purchases    Sales
         -                                        ---------- ----------
         The U.S. Large Cap Value Series......... $4,001,677 $2,985,119
         The DFA International Value Series......  2,665,270  1,984,575
         The Japanese Small Company Series.......    198,581    159,333
         The Asia Pacific Small Company Series...    102,735     88,864
         The United Kingdom Small Company Series.    276,034    206,995
         The Continental Small Company Series....    867,842    463,002
         The Canadian Small Company Series.......    164,506    133,407
         The Emerging Markets Series.............  1,395,127    380,617
         The Emerging Markets Small Cap Series...  1,539,086    903,678

   There were no purchases or sales of long-term U.S. government securities.

F. Federal Income Taxes:

   No provision for federal income taxes is required since the Series are treated as partnerships for federal income tax purposes. Any net investment income and realized and unrealized gains and losses have been deemed to have been "passed down" to their respective partners.

   At October 31, 2015, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                                    Net
                                                                                 Unrealized
                                          Federal     Unrealized   Unrealized   Appreciation
                                          Tax Cost   Appreciation Depreciation (Depreciation)
-                                        ----------- ------------ ------------ --------------
The U.S. Large Cap Value Series......... $14,362,443  $6,266,359   $(163,399)    $6,102,960
The DFA International Value Series......   9,610,599   1,293,660    (600,495)       693,165
The Japanese Small Company Series.......   2,709,273     491,340    (286,920)       204,420
The Asia Pacific Small Company Series...   1,756,672     212,258    (316,853)      (104,595)
The United Kingdom Small Company Series.   1,644,221     677,996    (141,289)       536,707
The Continental Small Company Series....   3,384,646   1,044,611    (434,069)       610,542
The Canadian Small Company Series.......   1,178,046      63,334    (279,097)      (215,763)
The Emerging Markets Series.............   4,110,214   1,080,042    (266,689)       813,353
The Emerging Markets Small Cap Series...   5,902,664     891,995    (680,957)       211,038

   The difference between book basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales and investments in passive foreign investment companies.

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed each Series' tax positions and has concluded that no additional provision for income tax is required in any Series' financial statements. No Series is aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Series' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Financial Instruments:

   In accordance with the Series' investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Series may be inhibited.

Derivative Financial Instruments:

   Summarized below are the specific types of derivative instruments used by the Series.

   2. Futures Contracts: The Series may enter into futures contracts and options on futures contracts to adjust market exposure based on actual or expected cash inflows to or outflows from the Series. Upon entering into a futures contract, the Series deposit cash or pledge U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities or indices, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. The Series entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   At October 31, 2015, the following Series had outstanding futures contracts (dollar amounts in thousands):

                                                       Expiration Number of  Contract Unrealized
                                    Description           Date    Contracts*  Value   Gain (Loss)
                               ----------------------- ---------- ---------- -------- -----------
The Continental Small Company
  Series...................... S&P 500 Emini Index(R)   12/18/15    1,165    $120,793    $(19)

* During the year ended October 31, 2015, The Continental Small Company Series' average notional contract amount of outstanding futures contracts was $10,068 (amount in thousands).

   The following is a summary of the location of derivatives on the Series' Statements of Assets and Liabilities as of October 31, 2015:

                                  Location on the Statements of
                                     Assets and Liabilities
                                ----------------------------------
              Derivative Type         Liability Derivatives
              ---------------   ----------------------------------
              Equity contracts  Payables: Futures Margin Variation

   The following is a summary of the Series' derivative instrument holdings categorized by primary risk exposure as of October 31, 2015 (amounts in thousands):

                                              Liability Derivatives Value
        -                                     ------------------------
                                                Total Value
                                                     at          Equity
                                              October 31, 2015  Contracts
        -                                     ----------------  ---------
        The Continental Small Company Series.       $(19)         $(19)*

* Includes cumulative appreciation (depreciation) of futures contracts. Only current day's margin variation is reported within the Statement of Assets and Liabilities.

   The following is a summary of the location and value of derivative instrument holdings on the Series' Statements of Operations categorized by primary risk exposure for the year ended October 31, 2015 (amounts in thousands):

Derivative Type             Location of Gain (Loss) on Derivatives Recognized in Income
---------------             -----------------------------------------------------------
Foreign exchange contracts  Net Realized Gain (Loss) on: Foreign Currency Transactions

Equity contracts            Net Realized Gain (Loss) on: Futures

                            Change in Unrealized Appreciation (Depreciation) of:
                              Futures

   The following is a summary of the realized and change in unrealized gains and losses from the Series' derivative instrument holdings categorized by primary risk exposure through the year ended October 31, 2015 (amounts in thousands):

                                               Realized Gain (Loss) on
                                             Derivatives Recognized in Income
                                             -------------------------------
                                                         Foreign
                                                        Exchange    Equity
                                              Total     Contracts  Contracts
                                              -------   ---------  ---------
      The U.S. Large Cap Value Series*...... $   (43)       --      $   (43)
      The DFA International Value Series....      14       $14           --
      The Continental Small Company Series..  (4,875)       --       (4,875)
      The Emerging Markets Series**.........   2,474        (4)       2,478
      The Emerging Markets Small Cap Series.       1         1           --

                                                 Change in Unrealized
                                             Appreciation (Depreciation) on
                                             Derivatives Recognized in Income
                                             -------------------------------
                                                         Foreign
                                                        Exchange    Equity
                                             Total      Contracts  Contracts
                                              -------   ---------  ---------
      The Continental Small Company Series.. $   (19)       --      $   (19)

* During the year ended October 31, 2015, the U.S. Large Cap Value Series' average notional contract amount of outstanding futures contracts was $7,052 (in thousands).

**As of October 31, 2015, there were no futures contracts outstanding. During the year ended October 31, 2015, the Series had limited activity in futures contracts.

H. Line of Credit and Interfund Lending Program:

   The Trust, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 1, 2015 with its domestic custodian bank. A line of credit with similar terms was in effect through March 31, 2015. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 30, 2016.

   The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit with its international custodian bank effective January 9, 2015. A line of credit with similar terms was in effect through January 8, 2015. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 8, 2016.

   For the year ended October 31, 2015, borrowings by the Series under the lines of credit were as follows (amounts in thousands, except percentages and days):

                                           Weighted      Weighted    Number of   Interest Maximum Amount
                                            Average      Average        Days     Expense  Borrowed During
                                         Interest Rate Loan Balance Outstanding* Incurred   the Period
                                         ------------- ------------ ------------ -------- ---------------
The U.S. Large Cap Value Series.........     0.96%       $31,642         68        $60       $162,215
The DFA International Value Series......     0.87%         7,575         44          8         54,121
The Japanese Small Company Series.......     0.87%         5,552         10          1         17,597
The Asia Pacific Small Company Series...     0.86%         2,621         26          2         10,948
The United Kingdom Small Company Series.     0.85%         4,186         11          1         23,419
The Continental Small Company Series....     0.86%           247          7         --            630
The Emerging Markets Series.............     0.92%        16,820         30         12         73,594
The Emerging Markets Small Cap Series...     0.87%         7,134         28          5         21,081

* Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2015, that each Series' available line of credit was utilized.

   As of October 31, 2015, The Emerging Markets Series had a loan outstanding in the amount of $26,898 (in thousands).

   Pursuant to an exemptive order issued by the SEC (the "Order"), the Series may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice.

   The Series did not utilize the interfund lending program during the year ended October 31, 2015.

I. Affiliated Trades:

   Cross trades for the year ended October 31, 2015, if any, were executed by the Portfolios pursuant to procedures adopted by the Board of Directors of the Fund to ensure compliance with Rule 17a-7 under the Investment Company Act of 1940 (the "1940 Act"). Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment adviser (or affiliated investment advisers), common directors/trustees and/or common officers. At its regularly scheduled meetings, the Board reviews such transactions for compliance with the requirements and restrictions set forth by Rule 17a-7 under the 1940 Act.

   For the year ended October 31, 2015, cross trades by the Portfolios under Rule 17a-7 were as follows (amounts in thousands):

           Portfolio                              Purchases  Sales
           ---------                              --------- --------
           The U.S. Large Cap Value Series....... $202,520  $158,986
           The Canadian Small Company Series.....   11,242       211
           The Continental Small Company Series..   39,639    27,329
           The Emerging Markets Series...........       92     2,682
           The Asia Pacific Small Company Series.   10,200        48
           The Japanese Small Company Series.....    4,576       365
           The Emerging Markets Small Cap Series.      112     2,660
           The DFA International Value Series....   13,246    27,621

J. Securities Lending:

   As of October 31, 2015, each Series had securities on loan to brokers/dealers, for which each such Series received cash collateral. In addition, the following Series received non-cash collateral consisting of short and/or long term U.S. government securities (amounts in thousands):

                                                        Market
                                                        Value
                                                       --------
                The U.S. Large Cap Value Series....... $583,516
                The DFA International Value Series....    3,425
                The Japanese Small Company Series.....    8,228
                The Asia Pacific Small Company Series.   17,196
                The Canadian Small Company Series.....    3,527
                The Emerging Markets Series...........  168,133
                The Emerging Markets Small Cap Series.  341,796

   Each Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies,
(ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Series' collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, a Series could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

   Subject to their stated investment policies, each Series will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Such Series also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, each Series will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

K. Indemnitees; Contractual Obligations:

   Under the Trust's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Trust.

   In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

L. In-Kind Redemptions:

   In accordance with guidelines described in the Series' registration statement, the Series may distribute portfolio securities rather than cash as payment for a redemption of fund shares (in-kind redemption). For financial reporting purposes, a Series recognizes a gain on in-kind redemptions to the extent the value of the distributed securities on the date of redemption exceed the cost of those securities and a loss on in-kind redemptions to the extent the cost of the distributed securities on the date of redemption exceeds the value of those securities. Gains and losses realized on in-kind redemptions generally are not recognized for tax purposes.

   During the year ended October 31, 2015, the Series realized net gains (losses) on in-kind redemptions as follows:

                The Japanese Small Company Series....... $27,130
                The Asia Pacific Small Company Series...  18,027
                The United Kingdom Small Company Series.  42,293
                The Continental Small Company Series....  58,734
                The Canadian Small Company Series.......   8,042

M. Other:

   The Series are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, described below, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buyout transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

   The U.S. Large Cap Value Series has been named as a defendant in a multi-district litigation pending in the United States District Court for the Southern District of New York (the "Court"), captioned In re Tribune Company Fraudulent Conveyance Litigation, No. 11-MD-2296-RJS (the "Tribune MDL"). The Tribune MDL arises from the 2007 leveraged buyout of The Tribune Company ("Tribune") (the "LBO") and Tribune's subsequent bankruptcy and reorganization. In connection with the LBO, thousands of Tribune shareholders, including the U.S. Large Cap Value Series, sold Tribune shares back to Tribune for $34 per share. The Tribune MDL includes a series of lawsuits brought by individual creditors of Tribune (the "Individual Creditor Actions") and a lawsuit brought by a court-appointed trustee on behalf of the committee of unsecured creditors of Tribune (the "Committee Action," and with the Individual Creditor Actions, collectively referred to as the "Lawsuits"). The Lawsuits seek to unwind the LBO stock repurchases as fraudulent transfers and recover the stock repurchase proceeds paid to the Tribune shareholders who participated in the LBO. On September 23, 2013, the Court entered an order dismissing the Individual Creditor Actions in their entirety on the grounds that the individual creditor plaintiffs lack standing to pursue their claims. The Court's dismissal order is on appeal to the Second Circuit. Oral argument on the appeal was held on November 5, 2014, and the parties await the Second Circuit's ruling. The Committee Action remains pending, and a motion to dismiss on behalf of all shareholder defendants in the Committee Action was filed on May 23, 2014. The motion to dismiss is fully-briefed, and the parties await the scheduling of oral argument on the motion. The Committee Action is stayed pending the disposition of the motion to dismiss.

   Litigation counsel to The U.S. Large Cap Value Series in the Lawsuits has advised management that it does not believe that it is possible, at this early stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The U.S. Large Cap Value Series arising from the Lawsuits. Until The U.S. Large Cap Value Series can do so, no reduction of the net asset value of The U.S. Large Cap Value Series will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery they seek, the amount would be less than 1% of The U.S. Large Cap Value Series' net asset value at this time.

   The U.S. Large Cap Value Series also cannot quantify the cost of the Lawsuits that could potentially be deducted from its net asset value.
Therefore, at this time, those buying or redeeming shares of The U.S. Large Cap Value Series will pay or receive, as the case may be, a price based on net asset value of The U.S. Large Cap Value Series, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be taken as expenses by The U.S. Large Cap Value Series as incurred and in a manner similar to any other expense incurred by The U.S. Large Cap Value Series.

N. Subsequent Event Evaluations:

   Management has evaluated the impact of all subsequent events on the Series and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of The DFA Investment Trust Company and
Shareholders of the Series, as defined:

In our opinion, the accompanying statements of assets and liabilities, including the summary schedules of portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The U.S. Large Cap Value Series, The DFA International Value Series, The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series, The Canadian Small Company Series, The Emerging Markets Series and The Emerging Markets Small Cap Series (constituting portfolios within The DFA Investment Trust Company, hereafter referred to as the "Series") at October 31, 2015, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Series' management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2015 by correspondence with the custodians, brokers and the transfer agent of the investee fund, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 18, 2015

                      RESULTS OF THE SHAREHOLDER MEETING

                                  (Unaudited)

On May 8, 2015 and June 10, 2015, The DFA Investment Trust Company ("DFAITC") held a Special Joint Meeting of Shareholders for the purpose of voting on several proposals affecting DFAITC and the Series, including, among other items, the election of Trustees, the approval of an updated investment management agreement, and the amendment of certain fundamental investment limitations. The shareholders of the Series approved each of the applicable proposals for DFAITC and the Series presented at the Meeting. Listed below are the voting results from the Meeting. Please note that not all Proposals presented at the Meeting were voted on by each Series. Additionally, the Proposal numbers reflected below correlate to the Proposal numbers presented for vote at the Meeting.

DFAITC

Proposal 1: Election of Directors/Trustees*

                                            % Voted % FOR             % Voted  % WITHHOLD
                                   FOR        FOR   of O/S  WITHHOLD  WITHHOLD   of O/S
                              ------------- ------- ------ ---------- -------- ----------
(a) David G. Booth........... 3,799,690,199 99.00%  99.00% 38,401,017  1.00%     1.00%
(b) George M. Constantinides. 3,805,482,510 99.15%  99.15% 32,608,707  0.85%     0.85%
(c) John P. Gould............ 3,805,511,230 99.15%  99.15% 32,579,986  0.85%     0.85%
(d) Roger G. Ibbotson........ 3,805,697,022 99.16%  99.16% 32,394,194  0.84%     0.84%
(e) Edward P. Lazear......... 3,803,361,554 99.10%  99.10% 34,729,663  0.90%     0.90%
(f) Eduardo A. Repetto....... 3,805,386,852 99.15%  99.15% 32,704,365  0.85%     0.85%
(g) Myron S. Scholes......... 3,804,518,074 99.13%  99.13% 33,573,142  0.87%     0.87%
(h) Abbie J. Smith........... 3,799,720,532 99.00%  99.00% 38,370,685  1.00%     1.00%

*  Results are for all Series within DFAITC

The Asia Pacific Small Company Series

Proposal 1: Election of Directors/Trustees

                                         % Voted % FOR           % Voted  % WITHHOLD
                                 FOR       FOR   of O/S WITHHOLD WITHHOLD   of O/S
                              ---------- ------- ------ -------- -------- ----------
(a) David G. Booth........... 37,825,591 99.09%  99.09% 345,511   0.91%     0.91%
(b) George M. Constantinides. 37,884,069 99.25%  99.25% 287,033   0.75%     0.75%
(c) John P. Gould............ 37,861,311 99.19%  99.19% 309,791   0.81%     0.81%
(d) Roger G. Ibbotson........ 37,884,385 99.25%  99.25% 286,717   0.75%     0.75%
(e) Edward P. Lazear......... 37,780,396 98.98%  98.98% 390,706   1.02%     1.02%
(f) Eduardo A. Repetto....... 37,885,052 99.25%  99.25% 286,050   0.75%     0.75%
(g) Myron S. Scholes......... 37,862,827 99.19%  99.19% 308,275   0.81%     0.81%
(h) Abbie J. Smith........... 37,754,855 98.91%  98.91% 416,247   1.09%     1.09%

Proposal 2: Approval of a "Manager of Managers" Structure

            % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN  Broker  % Broker
FOR           FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S   Non-Vote Non-Vote
---         ------- ------ ------- ------- --------- ------- ------- --------- -------- --------
37,709,554  98.79%  98.79% 173,360  0.45%    0.45%   288,189  0.75%    0.75%      0      0.00%

Proposal 4: Approval of an Updated Investment Management Agreement with Dimensional Fund Advisors LP

            % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN  Broker  % Broker
FOR           FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S   Non-Vote Non-Vote
---         ------- ------ ------- ------- --------- ------- ------- --------- -------- --------
37,771,298  98.95%  98.95% 122,158  0.32%    0.32%   277,646  0.73%    0.73%      0      0.00%

Proposal 5: Approval of an Amendment to the Fundamental Investment Limitation Regarding Investment in Commodities

            % Voted % FOR          % Voted % AGAINST           % Voted % ABSTAIN  Broker  % Broker
FOR           FOR   of O/S AGAINST AGAINST  of O/S    ABSTAIN  ABSTAIN  of O/S   Non-Vote Non-Vote
---         ------- ------ ------- ------- --------- --------- ------- --------- -------- --------
35,989,596  94.28%  94.28% 314,133  0.82%    0.82%   1,867,373  4.89%    4.89%      0      0.00%

The Canadian Small Company Series

Proposal 1: Election of Directors/Trustees

                                         % Voted % FOR           % Voted  % WITHHOLD
                                 FOR       FOR   of O/S WITHHOLD WITHHOLD   of O/S
                              ---------- ------- ------ -------- -------- ----------
(a) David G. Booth........... 74,114,863 99.09%  99.09% 676,990   0.91%     0.91%
(b) George M. Constantinides. 74,229,444 99.25%  99.25% 562,409   0.75%     0.75%
(c) John P. Gould............ 74,184,852 99.19%  99.19% 607,001   0.81%     0.81%
(d) Roger G. Ibbotson........ 74,230,063 99.25%  99.25% 561,790   0.75%     0.75%
(e) Edward P. Lazear......... 74,026,309 98.98%  98.98% 765,544   1.02%     1.02%
(f) Eduardo A. Repetto....... 74,231,370 99.25%  99.25% 560,483   0.75%     0.75%
(g) Myron S. Scholes......... 74,187,823 99.19%  99.19% 604,030   0.81%     0.81%
(h) Abbie J. Smith........... 73,976,265 98.91%  98.91% 815,588   1.09%     1.09%

Proposal 4: Approval of an Updated Investment Management Agreement with Dimensional Fund Advisors LP

            % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN  Broker  % Broker
FOR           FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S   Non-Vote Non-Vote
---         ------- ------ ------- ------- --------- ------- ------- --------- -------- --------
74,008,482  98.95%  98.95% 239,355  0.32%    0.32%   544,016  0.73%    0.73%      0      0.00%

Proposal 5: Approval of an Amendment to the Fundamental Investment Limitation Regarding Investment in Commodities

            % Voted % FOR          % Voted % AGAINST           % Voted % ABSTAIN  Broker  % Broker
FOR           FOR   of O/S AGAINST AGAINST  of O/S    ABSTAIN  ABSTAIN  of O/S   Non-Vote Non-Vote
---         ------- ------ ------- ------- --------- --------- ------- --------- -------- --------
70,517,448  94.28%  94.28% 615,506  0.82%    0.82%   3,658,897  4.89%    4.89%      0      0.00%

The Continental Small Company Series

Proposal 1: Election of Directors/Trustees

                                         % Voted % FOR           % Voted  % WITHHOLD
                                 FOR       FOR   of O/S WITHHOLD WITHHOLD   of O/S
                              ---------- ------- ------ -------- -------- ----------
(a) David G. Booth........... 49,825,575 99.60%  99.60% 200,693   0.40%     0.40%
(b) George M. Constantinides. 49,714,697 99.38%  99.38% 311,571   0.62%     0.62%
(c) John P. Gould............ 49,825,575 99.60%  99.60% 200,693   0.40%     0.40%
(d) Roger G. Ibbotson........ 49,825,575 99.60%  99.60% 200,693   0.40%     0.40%
(e) Edward P. Lazear......... 49,752,736 99.45%  99.45% 273,532   0.55%     0.55%
(f) Eduardo A. Repetto....... 49,656,864 99.26%  99.26% 369,404   0.74%     0.74%
(g) Myron S. Scholes......... 49,825,575 99.60%  99.60% 200,693   0.40%     0.40%
(h) Abbie J. Smith........... 49,840,567 99.63%  99.63% 185,701   0.37%     0.37%

Proposal 2: Approval of a "Manager of Managers" Structure

            % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN  Broker  % Broker
FOR           FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S   Non-Vote Non-Vote
---         ------- ------ ------- ------- --------- ------- ------- --------- -------- --------
49,716,647  99.38%  99.38% 177,160  0.35%    0.35%   132,461  0.26%    0.26%      0      0.00%

Proposal 4: Approval of an Updated Investment Management Agreement with Dimensional Fund Advisors LP

            % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN  Broker  % Broker
FOR           FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S   Non-Vote Non-Vote
---         ------- ------ ------- ------- --------- ------- ------- --------- -------- --------
49,818,048  99.58%  99.58% 75,760   0.15%    0.15%   132,461  0.26%    0.26%      0      0.00%

Proposal 5: Approval of an Amendment to the Fundamental Investment Limitation Regarding Investment in Commodities

            % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN  Broker  % Broker
FOR           FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S   Non-Vote Non-Vote
---         ------- ------ ------- ------- --------- ------- ------- --------- -------- --------
49,685,627  99.32%  99.32% 99,864   0.20%    0.20%   240,777  0.48%    0.48%      0      0.00%

The DFA International Value Series

Proposal 1: Election of Directors/Trustees

                                          % Voted % FOR             % Voted  % WITHHOLD
                                  FOR       FOR   of O/S  WITHHOLD  WITHHOLD   of O/S
                              ----------- ------- ------ ---------- -------- ----------
(a) David G. Booth........... 453,108,126 98.04%  98.04%  9,076,149  1.96%     1.96%
(b) George M. Constantinides. 453,092,853 98.03%  98.03%  9,091,422  1.97%     1.97%
(c) John P. Gould............ 453,054,483 98.02%  98.02%  9,129,792  1.98%     1.98%
(d) Roger G. Ibbotson........ 453,258,273 98.07%  98.07%  8,926,002  1.93%     1.93%
(e) Edward P. Lazear......... 452,856,321 97.98%  97.98%  9,327,954  2.02%     2.02%
(f) Eduardo A. Repetto....... 453,239,258 98.06%  98.06%  8,945,017  1.94%     1.94%
(g) Myron S. Scholes......... 452,508,790 97.91%  97.91%  9,675,485  2.09%     2.09%
(h) Abbie J. Smith........... 451,301,977 97.65%  97.65% 10,882,298  2.35%     2.35%

Proposal 2: Approval of a "Manager of Managers" Structure

             % Voted % FOR            % Voted % AGAINST            % Voted % ABSTAIN  Broker  % Broker
FOR            FOR   of O/S  AGAINST  AGAINST  of O/S    ABSTAIN   ABSTAIN  of O/S   Non-Vote Non-Vote
---          ------- ------ --------- ------- --------- ---------- ------- --------- -------- --------
446,738,866  96.66%  96.66% 3,751,643  0.81%    0.81%   11,693,766  2.53%    2.53%      0      0.00%

Proposal 4: Approval of an Updated Investment Management Agreement with Dimensional Fund Advisors LP

             % Voted % FOR            % Voted % AGAINST           % Voted % ABSTAIN  Broker  % Broker
FOR            FOR   of O/S  AGAINST  AGAINST  of O/S    ABSTAIN  ABSTAIN  of O/S   Non-Vote Non-Vote
---          ------- ------ --------- ------- --------- --------- ------- --------- -------- --------
451,111,642  97.60%  97.60% 3,045,299  0.66%    0.66%   8,027,334  1.74%    1.74%      0      0.00%

Proposal 5: Approval of an Amendment to the Fundamental Investment Limitation Regarding Investment in Commodities

             % Voted % FOR            % Voted % AGAINST           % Voted % ABSTAIN  Broker  % Broker
FOR            FOR   of O/S  AGAINST  AGAINST  of O/S    ABSTAIN  ABSTAIN  of O/S   Non-Vote Non-Vote
---          ------- ------ --------- ------- --------- --------- ------- --------- -------- --------
450,666,784  97.51%  97.51% 3,477,535  0.75%    0.75%   8,039,955  1.74%    1.74%      0      0.00%

The Emerging Markets Series

Proposal 1: Election of Directors/Trustees

                                         % Voted % FOR            % Voted  % WITHHOLD
                                 FOR       FOR   of O/S WITHHOLD  WITHHOLD   of O/S
                              ---------- ------- ------ --------- -------- ----------
(a) David G. Booth........... 87,739,395 98.78%  98.78% 1,079,518  1.22%     1.22%
(b) George M. Constantinides. 87,783,464 98.83%  98.83% 1,035,449  1.17%     1.17%
(c) John P. Gould............ 87,769,909 98.82%  98.82% 1,049,004  1.18%     1.18%
(d) Roger G. Ibbotson........ 87,791,579 98.84%  98.84% 1,027,334  1.16%     1.16%
(e) Edward P. Lazear......... 87,789,929 98.84%  98.84% 1,028,984  1.16%     1.16%
(f) Eduardo A. Repetto....... 87,796,912 98.85%  98.85% 1,022,001  1.15%     1.15%
(g) Myron S. Scholes......... 87,705,313 98.75%  98.75% 1,113,600  1.25%     1.25%
(h) Abbie J. Smith........... 85,316,269 96.06%  96.06% 3,502,644  3.94%     3.94%

Proposal 2: Approval of a "Manager of Managers" Structure

            % Voted % FOR          % Voted % AGAINST           % Voted % ABSTAIN  Broker  % Broker
FOR           FOR   of O/S AGAINST AGAINST  of O/S    ABSTAIN  ABSTAIN  of O/S   Non-Vote Non-Vote
---         ------- ------ ------- ------- --------- --------- ------- --------- -------- --------
86,745,802  97.67%  97.67% 423,439  0.48%    0.48%   1,649,672  1.86%    1.86%      0      0.00%

Proposal 4: Approval of an Updated Investment Management Agreement with Dimensional Fund Advisors LP

            % Voted % FOR          % Voted % AGAINST           % Voted % ABSTAIN  Broker  % Broker
FOR           FOR   of O/S AGAINST AGAINST  of O/S    ABSTAIN  ABSTAIN  of O/S   Non-Vote Non-Vote
---         ------- ------ ------- ------- --------- --------- ------- --------- -------- --------
86,818,736  97.75%  97.75% 361,262  0.41%    0.41%   1,638,915  1.85%    1.85%      0      0.00%

Proposal 5: Approval of an Amendment to the Fundamental Investment Limitation Regarding Investment in Commodities

            % Voted % FOR          % Voted % AGAINST           % Voted % ABSTAIN  Broker  % Broker
FOR           FOR   of O/S AGAINST AGAINST  of O/S    ABSTAIN  ABSTAIN  of O/S   Non-Vote Non-Vote
---         ------- ------ ------- ------- --------- --------- ------- --------- -------- --------
86,581,315  97.48%  97.48% 589,368  0.66%    0.66%   1,648,230  1.86%    1.86%      0      0.00%

The Emerging Markets Small Cap Series

Proposal 1: Election of Directors/Trustees

                                         % Voted % FOR           % Voted  % WITHHOLD
                                 FOR       FOR   of O/S WITHHOLD WITHHOLD   of O/S
                              ---------- ------- ------ -------- -------- ----------
(a) David G. Booth........... 86,064,678 99.33%  99.33% 584,535   0.67%     0.67%
(b) George M. Constantinides. 86,156,588 99.43%  99.43% 492,625   0.57%     0.57%
(c) John P. Gould............ 86,153,304 99.43%  99.43% 495,909   0.57%     0.57%
(d) Roger G. Ibbotson........ 86,160,010 99.44%  99.44% 489,203   0.56%     0.56%
(e) Edward P. Lazear......... 86,164,175 99.44%  99.44% 485,038   0.56%     0.56%
(f) Eduardo A. Repetto....... 86,156,406 99.43%  99.43% 492,807   0.57%     0.57%
(g) Myron S. Scholes......... 85,967,163 99.21%  99.21% 682,050   0.79%     0.79%
(h) Abbie J. Smith........... 86,048,153 99.31%  99.31% 601,060   0.69%     0.69%

Proposal 2: Approval of a "Manager of Managers" Structure

            % Voted % FOR            % Voted % AGAINST         % Voted % ABSTAIN  Broker  % Broker
FOR           FOR   of O/S  AGAINST  AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S   Non-Vote Non-Vote
---         ------- ------ --------- ------- --------- ------- ------- --------- -------- --------
80,880,220  93.34%  93.34% 5,436,765  6.27%    6.27%   332,228  0.38%    0.38%      0      0.00%

Proposal 4: Approval of an Updated Investment Management Agreement with Dimensional Fund Advisors LP

            % Voted % FOR            % Voted % AGAINST         % Voted % ABSTAIN  Broker  % Broker
FOR           FOR   of O/S  AGAINST  AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S   Non-Vote Non-Vote
---         ------- ------ --------- ------- --------- ------- ------- --------- -------- --------
81,015,334  93.50%  93.50% 5,302,501  6.12%    6.12%   331,378  0.38%    0.38%      0      0.00%

Proposal 5: Approval of an Amendment to the Fundamental Investment Limitation Regarding Investment in Commodities

            % Voted % FOR            % Voted % AGAINST         % Voted % ABSTAIN  Broker  % Broker
FOR           FOR   of O/S  AGAINST  AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S   Non-Vote Non-Vote
---         ------- ------ --------- ------- --------- ------- ------- --------- -------- --------
79,459,175  91.70%  91.70% 6,851,692  7.91%    7.91%   338,346  0.39%    0.39%      0      0.00%

The Japanese Small Company Series

Proposal 1: Election of Directors/Trustees

                                          % Voted % FOR            % Voted  % WITHHOLD
                                  FOR       FOR   of O/S WITHHOLD  WITHHOLD   of O/S
                              ----------- ------- ------ --------- -------- ----------
(a) David G. Booth........... 193,237,882 97.35%  97.35% 5,252,567  2.65%     2.65%
(b) George M. Constantinides. 198,429,120 99.97%  99.97%    61,329  0.03%     0.03%
(c) John P. Gould............ 198,429,120 99.97%  99.97%    61,329  0.03%     0.03%
(d) Roger G. Ibbotson........ 198,429,120 99.97%  99.97%    61,329  0.03%     0.03%
(e) Edward P. Lazear......... 198,328,109 99.92%  99.92%   162,340  0.08%     0.08%
(f) Eduardo A. Repetto....... 198,328,109 99.92%  99.92%   162,340  0.08%     0.08%
(g) Myron S. Scholes......... 198,429,120 99.97%  99.97%    61,329  0.03%     0.03%
(h) Abbie J. Smith........... 198,429,120 99.97%  99.97%    61,329  0.03%     0.03%

Proposal 2: Approval of a "Manager of Managers" Structure

             % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN  Broker  % Broker
FOR            FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S   Non-Vote Non-Vote
---          ------- ------ ------- ------- --------- ------- ------- --------- -------- --------
198,276,661  99.89%  99.89% 161,294  0.08%    0.08%   52,494   0.03%    0.03%      0      0.00%

Proposal 4: Approval of an Updated Investment Management Agreement with Dimensional Fund Advisors LP

             % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN  Broker  % Broker
FOR            FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S   Non-Vote Non-Vote
---          ------- ------ ------- ------- --------- ------- ------- --------- -------- --------
198,399,694  99.95%  99.95% 47,095   0.02%    0.02%   43,660   0.02%    0.02%      0      0.00%

Proposal 5: Approval of an Amendment to the Fundamental Investment Limitation Regarding Investment in Commodities

             % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN  Broker  % Broker
FOR            FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S   Non-Vote Non-Vote
---          ------- ------ ------- ------- --------- ------- ------- --------- -------- --------
198,275,868  99.89%  99.89% 85,473   0.04%    0.04%   129,108  0.07%    0.07%      0      0.00%

The U.S. Large Cap Value Series

Proposal 1: Election of Directors/Trustees

                                          % Voted % FOR             % Voted  % WITHHOLD
                                  FOR       FOR   of O/S  WITHHOLD  WITHHOLD   of O/S
                              ----------- ------- ------ ---------- -------- ----------
(a) David G. Booth........... 503,434,059 96.62%  96.62% 17,618,695  3.38%     3.38%
(b) George M. Constantinides. 503,597,746 96.65%  96.65% 17,455,008  3.35%     3.35%
(c) John P. Gould............ 503,629,830 96.66%  96.66% 17,422,924  3.34%     3.34%
(d) Roger G. Ibbotson........ 503,593,033 96.65%  96.65% 17,459,721  3.35%     3.35%
(e) Edward P. Lazear......... 503,745,656 96.68%  96.68% 17,307,098  3.32%     3.32%
(f) Eduardo A. Repetto....... 503,700,147 96.67%  96.67% 17,352,607  3.33%     3.33%
(g) Myron S. Scholes......... 503,511,500 96.63%  96.63% 17,541,254  3.37%     3.37%
(h) Abbie J. Smith........... 502,444,591 96.43%  96.43% 18,608,163  3.57%     3.57%

Proposal 4: Approval of an Updated Investment Management Agreement with Dimensional Fund Advisors LP

             % Voted % FOR            % Voted % AGAINST            % Voted % ABSTAIN  Broker  % Broker
FOR            FOR   of O/S  AGAINST  AGAINST  of O/S    ABSTAIN   ABSTAIN  of O/S   Non-Vote Non-Vote
---          ------- ------ --------- ------- --------- ---------- ------- --------- -------- --------
499,168,394  95.80%  95.80% 3,282,049  0.63%    0.63%   18,602,311  3.57%    3.57%      0      0.00%

Proposal 5: Approval of an Amendment to the Fundamental Investment Limitation Regarding Investment in Commodities

             % Voted % FOR            % Voted % AGAINST            % Voted % ABSTAIN  Broker  % Broker
FOR            FOR   of O/S  AGAINST  AGAINST  of O/S    ABSTAIN   ABSTAIN  of O/S   Non-Vote Non-Vote
---          ------- ------ --------- ------- --------- ---------- ------- --------- -------- --------
490,697,537  94.17%  94.17% 5,690,048  1.09%    1.09%   24,665,169  4.73%    4.73%      0      0.00%

The United Kingdom Small Company Series

Proposal 1: Election of Directors/Trustees

                                         % Voted % FOR           % Voted  % WITHHOLD
                                 FOR       FOR   of O/S WITHHOLD WITHHOLD   of O/S
                              ---------- ------- ------ -------- -------- ----------
(a) David G. Booth........... 32,561,746 99.72%  99.72%  90,487   0.28%     0.28%
(b) George M. Constantinides. 32,561,746 99.72%  99.72%  90,487   0.28%     0.28%
(c) John P. Gould............ 32,561,746 99.72%  99.72%  90,487   0.28%     0.28%
(d) Roger G. Ibbotson........ 32,561,746 99.72%  99.72%  90,487   0.28%     0.28%
(e) Edward P. Lazear......... 32,446,368 99.37%  99.37% 205,865   0.63%     0.63%
(f) Eduardo A. Repetto....... 32,488,097 99.50%  99.50% 164,136   0.50%     0.50%
(g) Myron S. Scholes......... 32,561,746 99.72%  99.72%  90,487   0.28%     0.28%
(h) Abbie J. Smith........... 32,561,746 99.72%  99.72%  90,487   0.28%     0.28%

Proposal 2: Approval of a "Manager of Managers" Structure

            % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN  Broker  % Broker
FOR           FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S   Non-Vote Non-Vote
---         ------- ------ ------- ------- --------- ------- ------- --------- -------- --------
32,393,955  99.21%  99.21% 228,811  0.70%    0.70%   29,468   0.09%    0.09%      0      0.00%

Proposal 4: Approval of an Updated Investment Management Agreement with Dimensional Fund Advisors LP

            % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN  Broker  % Broker
FOR           FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S   Non-Vote Non-Vote
---         ------- ------ ------- ------- --------- ------- ------- --------- -------- --------
32,581,959  99.78%  99.78% 40,807   0.12%    0.12%   29,467   0.09%    0.09%      0      0.00%

Proposal 5: Approval of an Amendment to the Fundamental Investment Limitation Regarding Investment in Commodities

            % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN  Broker  % Broker
FOR           FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S   Non-Vote Non-Vote
---         ------- ------ ------- ------- --------- ------- ------- --------- -------- --------
32,364,627  99.12%  99.12% 60,545   0.19%    0.19%   227,061  0.70%    0.70%      0      0.00%

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                              PERFORMANCE CHARTS
                                  (Unaudited)

--------------------------------------------------------------------------------
DIMENSIONAL EMERGING MARKETS VALUE FUND VS.
MSCI EMERGING MARKETS INDEX (NET DIVIDENDS)
October 31, 2005-October 31, 2015

                                    [CHART]


                  Dimensional Emerging      MSCI Emerging Markets
                   Markets Value Fund       Index (net dividends)
                 --------------------       --------------------
10/1/2005               $10,000                    $10,000
11/1/2005                10,742                     10,827
12/1/2005                11,420                     11,467
 1/1/2006                12,517                     12,748
 2/1/2006                12,568                     12,733
 3/1/2006                12,998                     12,845
 4/1/2006                14,133                     13,760
 5/1/2006                12,609                     12,318
 6/1/2006                12,497                     12,288
 7/1/2006                12,798                     12,461
 8/1/2006                13,031                     12,779
 9/1/2006                13,301                     12,885
10/1/2006                14,229                     13,497
11/1/2006                15,273                     14,500
12/1/2006                15,814                     15,153
 1/1/2007                16,063                     14,993
 2/1/2007                16,159                     14,904
 3/1/2007                17,006                     15,496
 4/1/2007                18,367                     16,231
 5/1/2007                19,769                     17,019
 6/1/2007                20,337                     17,816
 7/1/2007                21,307                     18,756
 8/1/2007                20,627                     18,358
 9/1/2007                22,489                     20,385
10/1/2007                24,965                     22,659
11/1/2007                23,153                     21,052
12/1/2007                23,124                     21,126
 1/1/2008                20,831                     18,490
 2/1/2008                21,669                     19,855
 3/1/2008                20,945                     18,804
 4/1/2008                22,567                     20,330
 5/1/2008                22,769                     20,707
 6/1/2008                20,128                     18,641
 7/1/2008                19,739                     17,938
 8/1/2008                18,057                     16,506
 9/1/2008                14,944                     13,617
10/1/2008                10,308                      9,890
11/1/2008                 9,530                      9,146
12/1/2008                10,706                      9,859
 1/1/2009                 9,744                      9,222
 2/1/2009                 8,916                      8,702
 3/1/2009                10,463                      9,953
 4/1/2009                12,522                     11,609
 5/1/2009                15,347                     13,593
 6/1/2009                15,161                     13,409
 7/1/2009                17,201                     14,917
 8/1/2009                17,337                     14,864
 9/1/2009                18,942                     16,213
10/1/2009                18,497                     16,233
11/1/2009                19,684                     16,930
12/1/2009                20,667                     17,599
 1/1/2010                19,497                     16,618
 2/1/2010                19,655                     16,676
 3/1/2010                21,388                     18,022
 4/1/2010                21,534                     18,241
 5/1/2010                19,287                     16,636
 6/1/2010                19,408                     16,514
 7/1/2010                21,214                     17,889
 8/1/2010                20,833                     17,542
 9/1/2010                23,343                     19,491
10/1/2010                24,149                     20,057
11/1/2010                23,376                     19,528
12/1/2010                25,327                     20,921
 1/1/2011                24,538                     20,354
 2/1/2011                24,141                     20,164
 3/1/2011                25,534                     21,349
 4/1/2011                26,453                     22,012
 5/1/2011                25,453                     21,434
 6/1/2011                24,934                     21,104
 7/1/2011                24,736                     21,011
 8/1/2011                22,234                     19,133
 9/1/2011                18,250                     16,344
10/1/2011                20,655                     18,508
11/1/2011                19,615                     17,275
12/1/2011                18,918                     17,067
 1/1/2012                21,550                     19,003
 2/1/2012                22,866                     20,141
 3/1/2012                21,890                     19,468
 4/1/2012                21,186                     19,236
 5/1/2012                18,846                     17,079
 6/1/2012                19,704                     17,738
 7/1/2012                19,586                     18,084
 8/1/2012                19,866                     18,024
 9/1/2012                21,149                     19,111
10/1/2012                20,882                     18,995
11/1/2012                21,121                     19,236
12/1/2012                22,667                     20,177
 1/1/2013                23,040                     20,455
 2/1/2013                22,663                     20,198
 3/1/2013                22,477                     19,850
 4/1/2013                22,679                     20,000
 5/1/2013                22,040                     19,487
 6/1/2013                20,190                     18,246
 7/1/2013                20,590                     18,437
 8/1/2013                20,161                     18,120
 9/1/2013                21,655                     19,298
10/1/2013                22,643                     20,236
11/1/2013                22,109                     19,940
12/1/2013                21,894                     19,652
 1/1/2014                20,372                     18,376
 2/1/2014                20,829                     18,984
 3/1/2014                21,765                     19,567
 4/1/2014                21,914                     19,633
 5/1/2014                22,813                     20,318
 6/1/2014                23,416                     20,858
 7/1/2014                23,866                     21,261
 8/1/2014                24,404                     21,740
 9/1/2014                22,416                     20,129
10/1/2014                22,396                     20,366
11/1/2014                22,032                     20,151
12/1/2014                21,016                     19,222
 1/1/2015                20,850                     19,337
 2/1/2015                21,599                     19,936
 3/1/2015                20,999                     19,652
 4/1/2015                23,088                     21,164
 5/1/2015                22,068                     20,316
 6/1/2015                21,376                     19,789
 7/1/2015                19,671                     18,417
 8/1/2015                17,890                     16,751           Past performance is not predictive of
 9/1/2015                17,299                     16,247           future performance.
10/1/2015                18,376                     17,406           The returns shown do not reflect the
                                                                     deduction of taxes that a shareholder
         Average Annual        One        Five        Ten            would pay on fund distributions or the
         Total Return          Year       Years      Years           redemption of fund shares.
         ------------------------------------------------------      MSCI data copyright MSCI 2015, all
                              -17.95%     -5.32%     6.27%           rights reserved.

--------------------------------------------------------------------------------

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                      MANAGEMENT DISCUSSION AND ANALYSIS
                                  (Unaudited)


 International Equity Market Review          12 Months Ended October 31, 2015

   Emerging markets had weaker performance over the period than non-U.S. developed markets. As measured by the MSCI emerging markets indices, small-cap stocks outperformed large-cap stocks, and growth stocks outperformed value stocks.

                       12 Months Ended October 31, 2015
                       --------------------------------

                                                Return in U.S. Dollars
         -                                      ----------------------
         MSCI Emerging Markets Index...........         -14.53%
         MSCI Emerging Markets Small Cap Index.          -8.61%
         MSCI Emerging Markets Value Index.....         -17.62%
         MSCI Emerging Markets Growth Index....         -11.50%

   During the period, the U.S. dollar (USD) appreciated against most emerging markets currencies, decreasing USD-denominated returns in emerging markets.

                      12 Months Ended October 31, 2015
                       --------------------------------

Ten Largest Emerging Markets by Market Cap  Local Return Return in U.S. Dollars
------------------------------------------  ------------ ----------------------
              China........................     -0.76%            -0.70%
              Korea........................     -0.03%            -6.28%
              Taiwan.......................     -2.50%            -8.65%
              India........................     -2.15%            -8.06%
              South Africa.................      7.82%           -13.73%
              Brazil.......................    -15.36%           -45.97%
              Mexico.......................      0.26%           -18.22%
              Russia.......................      8.87%           -20.92%
              Malaysia.....................     -8.60%           -30.02%
              Indonesia....................    -12.35%           -22.61%

----------
Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2015, all rights reserved.

Dimensional Emerging Markets Value Fund

   The Dimensional Emerging Markets Value Fund is designed to capture the returns of value stocks of large and small companies in selected emerging markets. Value is measured primarily by book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2015, the Fund held approximately 2,300 securities across 19 eligible emerging markets. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Fund's assets.

   For the 12 months ended October 31, 2015, total returns were -17.95% for the Fund and -14.53% for the MSCI Emerging Markets Index (net dividends). As a result of the Fund's diversified investment approach, performance was generally determined by broad trends in emerging markets rather than the behavior of a limited number of stocks. The Fund invests primarily in value stocks while the Index is neutral with regard to value or growth stocks. Emerging markets value stocks generally underperformed during the period, which was the primary driver of the Fund's relative underperformance.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                          DISCLOSURE OF FUND EXPENSES
                                  (Unaudited)


   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   Actual Fund Return

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   Hypothetical Example for Comparison Purposes

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                               Six Months Ended October 31, 2015
EXPENSE TABLES
                                         Beginning  Ending              Expenses
                                          Account  Account   Annualized   Paid
                                           Value    Value     Expense    During
                                         05/01/15  10/31/15    Ratio*   Period*
                                         --------- --------- ---------- --------
Dimensional Emerging Markets Value Fund
---------------------------------------
Actual Fund Return...................... $1,000.00 $  795.90    0.15%    $0.68
Hypothetical 5% Annual Return........... $1,000.00 $1,024.45    0.15%    $0.77

----------

* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (Unaudited)


   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For the Dimensional Emerging Markets Value Fund, this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. Dimensional Emerging Markets Value Fund filed its most recent Form N-Q with the SEC on September 29, 2015. They are available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement.

   The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

                    Dimensional Emerging Markets Value Fund
              Consumer Discretionary.......................   8.8%
              Consumer Staples.............................   5.4%
              Energy.......................................  11.9%
              Financials...................................  33.9%
              Health Care..................................   0.5%
              Industrials..................................  11.9%
              Information Technology.......................   8.1%
              Materials....................................  15.6%
              Other........................................    --
              Real Estate Investment Trusts................    --
              Telecommunication Services...................   1.7%
              Utilities....................................   2.2%
                                                            -----
                                                            100.0%

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2015

                                                                                      Percentage
                                                           Shares       Value++     of Net Assets**
                                                           ------       -------     ---------------
COMMON STOCKS -- (90.4%)
BRAZIL -- (4.3%)
    BM&FBovespa SA......................................  27,909,603 $   82,522,759            0.6%
#*  Petroleo Brasileiro SA Sponsored ADR................  21,223,195    103,569,192            0.7%
    Vale SA Sponsored ADR...............................  19,427,065     84,702,003            0.6%
    Other Securities....................................                426,443,780            2.7%
                                                                     --------------           -----
TOTAL BRAZIL............................................                697,237,734            4.6%
                                                                     --------------           -----

CHILE -- (1.5%)
    Enersis SA Sponsored ADR............................   5,571,144     73,817,658            0.5%
    Other Securities....................................                164,305,871            1.1%
                                                                     --------------           -----
TOTAL CHILE.............................................                238,123,529            1.6%
                                                                     --------------           -----

CHINA -- (14.0%)
    Agricultural Bank of China, Ltd. Class H............ 199,469,000     81,821,460            0.6%
    Bank of China, Ltd. Class H......................... 579,431,817    273,237,620            1.8%
    China Construction Bank Corp. Class H............... 567,119,101    411,022,909            2.7%
    China Petroleum & Chemical Corp. ADR................   1,111,578     80,122,528            0.5%
#   China Unicom Hong Kong, Ltd. ADR....................   7,257,121     89,117,446            0.6%
    Industrial & Commercial Bank of China, Ltd. Class H. 315,696,996    200,248,210            1.3%
    Other Securities....................................              1,129,151,994            7.5%
                                                                     --------------           -----
TOTAL CHINA.............................................              2,264,722,167           15.0%
                                                                     --------------           -----

COLOMBIA -- (0.2%)
    Other Securities....................................                 27,307,607            0.2%
                                                                     --------------           -----

CZECH REPUBLIC -- (0.2%)
    Other Securities....................................                 39,873,421            0.3%
                                                                     --------------           -----

GREECE -- (0.1%)
    Other Securities....................................                 11,242,260            0.1%
                                                                     --------------           -----

HUNGARY -- (0.5%)
    OTP Bank P.L.C......................................   3,475,169     67,250,529            0.4%
    Other Securities....................................                 10,499,068            0.1%
                                                                     --------------           -----
TOTAL HUNGARY...........................................                 77,749,597            0.5%
                                                                     --------------           -----

INDIA -- (10.5%)
    ICICI Bank, Ltd. Sponsored ADR......................  16,722,630    144,149,070            1.0%
    Reliance Industries, Ltd............................  20,856,155    301,676,785            2.0%
    State Bank of India.................................  19,322,648     69,888,011            0.5%
*   Tata Motors, Ltd....................................  10,219,832     60,331,831            0.4%
    Other Securities....................................              1,121,959,003            7.4%
                                                                     --------------           -----
TOTAL INDIA.............................................              1,698,004,700           11.3%
                                                                     --------------           -----

INDONESIA -- (2.4%)
    Other Securities....................................                390,190,631            2.6%
                                                                     --------------           -----

ISRAEL -- (0.0%)
    Other Securities....................................                          3            0.0%
                                                                     --------------           -----

MALAYSIA -- (3.5%)
    Other Securities....................................                566,388,312            3.7%
                                                                     --------------           -----

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                      Percentage
                                                           Shares       Value++     of Net Assets**
                                                           ------       -------     ---------------
MEXICO -- (6.2%)
    Alfa S.A.B. de C.V. Class A.........................  36,207,006 $   75,054,056            0.5%
#*  Cemex S.A.B. de C.V. Sponsored ADR..................  13,933,905     87,922,941            0.6%
    Fomento Economico Mexicano S.A.B. de C.V. Sponsored
     ADR................................................   2,168,951    214,921,354            1.4%
    Grupo Financiero Banorte S.A.B. de C.V..............  21,258,812    113,811,570            0.8%
    Grupo Mexico S.A.B. de C.V. Series B................  27,784,953     67,722,227            0.5%
    Other Securities....................................                439,975,580            2.8%
                                                                     --------------           -----
TOTAL MEXICO............................................                999,407,728            6.6%
                                                                     --------------           -----

PHILIPPINES -- (1.2%)
    Other Securities....................................                199,749,737            1.3%
                                                                     --------------           -----

POLAND -- (1.9%)
    KGHM Polska Miedz SA................................   2,445,575     56,776,719            0.4%
    PGE Polska Grupa Energetyczna SA....................  14,763,329     54,952,558            0.4%
#   Polski Koncern Naftowy Orlen SA.....................   4,821,675     78,224,224            0.5%
    Other Securities....................................                122,739,035            0.8%
                                                                     --------------           -----
TOTAL POLAND............................................                312,692,536            2.1%
                                                                     --------------           -----

RUSSIA -- (2.1%)
    Gazprom PAO Sponsored ADR...........................  65,148,616    274,557,897            1.8%
    Other Securities....................................                 59,528,568            0.4%
                                                                     --------------           -----
TOTAL RUSSIA............................................                334,086,465            2.2%
                                                                     --------------           -----

SOUTH AFRICA -- (7.8%)
    Barclays Africa Group, Ltd..........................   5,869,836     75,226,902            0.5%
    Nedbank Group, Ltd..................................   3,612,203     60,045,689            0.4%
    Sanlam, Ltd.........................................  16,663,544     75,281,328            0.5%
    Sasol, Ltd..........................................   2,355,745     75,481,998            0.5%
    Standard Bank Group, Ltd............................  17,509,455    181,925,436            1.2%
#   Steinhoff International Holdings, Ltd...............  27,223,846    166,431,274            1.1%
    Other Securities....................................                633,912,893            4.2%
                                                                     --------------           -----
TOTAL SOUTH AFRICA......................................              1,268,305,520            8.4%
                                                                     --------------           -----

SOUTH KOREA -- (14.6%)
#   Hana Financial Group, Inc...........................   3,334,337     81,087,678            0.6%
#   Hyundai Motor Co....................................   1,078,089    147,261,123            1.0%
    KB Financial Group, Inc.............................   1,730,536     54,825,731            0.4%
    KB Financial Group, Inc. ADR........................   3,077,876     97,045,430            0.7%
#   LG Corp.............................................   1,044,400     60,430,868            0.4%
#   LG Electronics, Inc.................................   1,776,548     76,270,868            0.5%
#   POSCO...............................................     632,815    101,763,525            0.7%
#   POSCO ADR...........................................   1,579,642     63,233,069            0.4%
    Shinhan Financial Group Co., Ltd....................   3,885,795    148,302,300            1.0%
#   Shinhan Financial Group Co., Ltd. ADR...............   1,556,685     59,698,869            0.4%
    SK Holdings Co., Ltd................................     292,740     68,428,148            0.5%
*   SK Innovation Co., Ltd..............................     640,023     66,363,000            0.5%
    Other Securities....................................              1,340,729,543            8.6%
                                                                     --------------           -----
TOTAL SOUTH KOREA.......................................              2,365,440,152           15.7%
                                                                     --------------           -----

TAIWAN -- (14.6%)
#   First Financial Holding Co., Ltd.................... 146,481,416     70,941,315            0.5%
#   Fubon Financial Holding Co., Ltd....................  91,243,471    147,478,747            1.0%
#   Mega Financial Holding Co., Ltd..................... 121,989,915     88,888,270            0.6%
#   Pegatron Corp.......................................  27,193,998     66,452,937            0.5%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                          Percentage
                                              Shares        Value++     of Net Assets**
                                              ------        -------     ---------------
TAIWAN -- (Continued)
#     United Microelectronics Corp......... 217,495,681 $    79,324,196            0.5%
      Other Securities.....................               1,904,549,200           12.5%
                                                        ---------------          ------
TOTAL TAIWAN...............................               2,357,634,665           15.6%
                                                        ---------------          ------

THAILAND -- (3.0%)
      PTT PCL..............................  19,096,000     147,646,025            1.0%
      Other Securities.....................                 340,353,667            2.2%
                                                        ---------------          ------
TOTAL THAILAND.............................                 487,999,692            3.2%
                                                        ---------------          ------

TURKEY -- (1.8%)
      Other Securities.....................                 282,663,633            1.9%
                                                        ---------------          ------
TOTAL COMMON STOCKS........................              14,618,820,089           96.9%
                                                        ---------------          ------

PREFERRED STOCKS -- (2.3%)
BRAZIL -- (2.2%)
#*    Petroleo Brasileiro SA Sponsored ADR.  22,171,529      88,464,401            0.6%
      Vale SA..............................  26,922,000      97,935,556            0.7%
      Other Securities.....................                 178,526,745            1.1%
                                                        ---------------          ------
TOTAL BRAZIL...............................                 364,926,702            2.4%
                                                        ---------------          ------

CHILE -- (0.0%)
      Other Securities.....................                      58,113            0.0%
                                                        ---------------          ------

COLOMBIA -- (0.1%)
      Other Securities.....................                  12,507,410            0.1%
                                                        ---------------          ------
TOTAL PREFERRED STOCKS.....................                 377,492,225            2.5%
                                                        ---------------          ------

RIGHTS/WARRANTS -- (0.0%)
HONG KONG -- (0.0%)
      Other Securities.....................                      32,066            0.0%
                                                        ---------------          ------

MALAYSIA -- (0.0%)
      Other Securities.....................                     247,122            0.0%
                                                        ---------------          ------

POLAND -- (0.0%)
      Other Securities.....................                          --            0.0%
                                                        ---------------          ------

SOUTH KOREA -- (0.0%)
      Other Securities.....................                     880,170            0.0%
                                                        ---------------          ------

TAIWAN -- (0.0%)
      Other Securities.....................                          --            0.0%
TOTAL RIGHTS/WARRANTS......................                   1,159,358            0.0%
                                                        ---------------          ------
TOTAL INVESTMENT SECURITIES................              14,997,471,672
                                                        ---------------

SECURITIES LENDING COLLATERAL -- (7.3%)
(S)@  DFA Short Term Investment Fund....... 101,513,583   1,174,512,160            7.8%
                                                        ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $19,193,170,809).................               $16,171,983,832          107.2%
                                                        ===============          ======

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


Summary of the Fund's investments as of October 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      Investments in Securities (Market Value)
                               ------------------------------------------------------
                                  Level 1         Level 2     Level 3      Total
                               -------------- --------------- ------- ---------------
Common Stocks
  Brazil...................... $  269,349,848 $   427,887,886   --    $   697,237,734
  Chile.......................     80,710,975     157,412,554   --        238,123,529
  China.......................    198,523,609   2,066,198,558   --      2,264,722,167
  Colombia....................     27,307,607              --   --         27,307,607
  Czech Republic..............             --      39,873,421   --         39,873,421
  Greece......................             --      11,242,260   --         11,242,260
  Hungary.....................             --      77,749,597   --         77,749,597
  India.......................    159,698,710   1,538,305,990   --      1,698,004,700
  Indonesia...................      5,925,352     384,265,279   --        390,190,631
  Israel......................             --               3   --                  3
  Malaysia....................             --     566,388,312   --        566,388,312
  Mexico......................    999,406,808             920   --        999,407,728
  Philippines.................             --     199,749,737   --        199,749,737
  Poland......................             --     312,692,536   --        312,692,536
  Russia......................        431,452     333,655,013   --        334,086,465
  South Africa................    148,029,244   1,120,276,276   --      1,268,305,520
  South Korea.................    258,167,871   2,107,272,281   --      2,365,440,152
  Taiwan......................     26,998,912   2,330,635,753   --      2,357,634,665
  Thailand....................    484,976,089       3,023,603   --        487,999,692
  Turkey......................             --     282,663,633   --        282,663,633
Preferred Stocks
  Brazil......................    141,080,149     223,846,553   --        364,926,702
  Chile.......................             --          58,113   --             58,113
  Colombia....................     12,507,410              --   --         12,507,410
Rights/Warrants
  Hong Kong...................             --          32,066   --             32,066
  Malaysia....................             --         247,122   --            247,122
  Poland......................             --              --   --                 --
  South Korea.................             --         880,170   --            880,170
  Taiwan......................             --              --   --                 --
Securities Lending Collateral.             --   1,174,512,160   --      1,174,512,160
                               -------------- ---------------   --    ---------------
TOTAL......................... $2,813,114,036 $13,358,869,796   --    $16,171,983,832
                               ============== ===============   ==    ===============

                See accompanying Notes to Financial Statements.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                      STATEMENT OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2015
                            (Amounts in thousands)

ASSETS:
Investments at Value (including $1,522,191 of securities on loan)*....... $14,997,472
Collateral from Securities on Loan Invested in Affiliate at Value & Cost.   1,174,512
Foreign Currencies at Value..............................................      31,573
Cash.....................................................................      33,844
Receivables:
  Investment Securities Sold.............................................      45,382
  Dividends, Interest and Tax Reclaims...................................       2,696
  Securities Lending Income..............................................       2,964
Unrealized Gain on Foreign Currency Contracts............................           2
                                                                          -----------
     Total Assets........................................................  16,288,445
                                                                          -----------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned.......................................   1,174,512
  Investment Securities Purchased........................................      22,801
  Due to Advisor.........................................................       1,293
Unrealized Loss on Foreign Currency Contracts............................          14
Accrued Expenses and Other Liabilities...................................       1,767
                                                                          -----------
     Total Liabilities...................................................   1,200,387
                                                                          -----------
NET ASSETS............................................................... $15,088,058
                                                                          ===========
Investments at Cost...................................................... $18,018,659
                                                                          ===========
Foreign Currencies at Cost............................................... $    31,578
                                                                          ===========

----------
* See Note I in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                            STATEMENT OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2015
                            (Amounts in thousands)

 Investment Income
   Dividends (Net of Foreign Taxes Withheld of $65,430).......... $   432,618
   Income from Securities Lending................................      31,345
                                                                  -----------
      Total Investment Income....................................     463,963
                                                                  -----------
 Expenses
   Investment Advisory Services Fees.............................      17,254
   Accounting & Transfer Agent Fees..............................         909
   Custodian Fees................................................       7,106
   Shareholders' Reports.........................................          45
   Directors'/Trustees' Fees & Expenses..........................          90
   Professional Fees.............................................         533
   Other.........................................................         500
                                                                  -----------
      Total Expenses.............................................      26,437
                                                                  -----------
   Fees Paid Indirectly (Note C).................................         (45)
                                                                  -----------
   Net Expenses..................................................      26,392
                                                                  -----------
   Net Investment Income (Loss)..................................     437,571
                                                                  -----------
 Realized and Unrealized Gain (Loss)
   Net Realized Gain (Loss) on:..................................
     Investment Securities Sold..................................    (413,376)
     Foreign Currency Transactions...............................      (7,896)
   Change in Unrealized Appreciation (Depreciation) of:
     Investment Securities and Foreign Currency..................  (3,319,869)
     Translation of Foreign Currency Denominated Amounts.........         108
                                                                  -----------
   Net Realized and Unrealized Gain (Loss).......................  (3,741,033)
                                                                  -----------
 Net Increase (Decrease) in Net Assets Resulting from Operations. $(3,303,462)
                                                                  ===========

                See accompanying Notes to Financial Statements.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                                             Year         Year
                                                                            Ended        Ended
                                                                           Oct. 31,     Oct. 31,
                                                                             2015         2014
                                                                         -----------  -----------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss).......................................... $   437,571  $   529,667
  Net Realized Gain (Loss) on:
    Investment Securities Sold..........................................    (413,376)    (524,001)
    Futures.............................................................          --          504
    Foreign Currency Transactions.......................................      (7,896)      (4,551)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency..........................  (3,319,869)    (181,244)
    Translation of Foreign Currency Denominated Amounts.................         108          (31)
                                                                         -----------  -----------
     Net Increase (Decrease) in Net Assets Resulting from Operations....  (3,303,462)    (179,656)
                                                                         -----------  -----------
Transactions in Interest:
  Contributions.........................................................   1,713,486    1,596,852
  Withdrawals...........................................................  (2,249,483)  (1,916,965)
                                                                         -----------  -----------
     Net Increase (Decrease) from Transactions in Interest..............    (535,997)    (320,113)
                                                                         -----------  -----------
     Total Increase (Decrease) in Net Assets............................  (3,839,459)    (499,769)
Net Assets
  Beginning of Year.....................................................  18,927,517   19,427,286
                                                                         -----------  -----------
  End of Year........................................................... $15,088,058  $18,927,517
                                                                         ===========  ===========

                See accompanying Notes to Financial Statements.

                   DIMENSIONAL EMERGING MARKETS VALUE FUND+

                             FINANCIAL HIGHLIGHTS


                                                                       Dimensional Emerging Markets Value Fund
                                                         -----------------------------------------------------------------
                                                             Year          Year          Year         Year         Year
                                                            Ended         Ended         Ended        Ended        Ended
                                                           Oct. 31,      Oct. 31,      Oct. 31,     Oct. 31,     Oct. 31,
                                                             2015          2014          2013         2012         2011
----------------------------------------------------------------------------------------------------------------------------
Total Return............................................      (17.95)%       (1.09)%        8.43%        1.10%      (14.47)%
----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)..................... $15,088,058   $18,927,517   $19,427,286  $16,884,322  $14,003,579
Ratio of Expenses to Average Net Assets.................        0.15%         0.15%         0.16%        0.20%        0.20%
Ratio of Expenses to Average Net Assets (Excluding Fees
 Paid Indirectly).......................................        0.15%         0.15%         0.16%        0.20%        0.20%
Ratio of Net Investment Income to Average Net Assets....        2.54%         2.76%         2.32%        2.43%        2.29%
Portfolio Turnover Rate.................................          14%           12%            6%           8%           5%
----------------------------------------------------------------------------------------------------------------------------

+ See Note A in the Notes to Financial Statements.

                See accompanying Notes to Financial Statements.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                         NOTES TO FINANCIAL STATEMENTS


A. Organization:

   Dimensional Emerging Markets Value Fund Inc. ("DEM I") was organized as a closed-end management investment company registered under the Investment Company Act of 1940, as amended. Effective November 21, 1997, DEM I was reorganized as an open-end management investment company. On October 27, 2009, the Board of Directors and shareholders of DEM I approved an Agreement and Plan of Reorganization that provided for the reorganization of DEM I from a Maryland corporation to a Delaware statutory trust. Effective October 30, 2009, DEM I transferred all of its assets and liabilities to Dimensional Emerging Markets Value Fund ("DEM II" or the "Fund"), a Delaware statutory trust, in a tax-free exchange under Internal Revenue Code (the "IRC") (S)368(a)(1)(F).

   Effective November 1, 2009, the Fund, a master fund in a master-feeder structure, elected with the consent of its holder(s) to change its U.S. federal income tax classification from that of an association taxable as a corporation to a partnership pursuant to Treasury Regulation (S)301.7701-3. The Fund maintains its books and records and present its financial statements in accordance with generally accepted accounting principles for investment partnerships.

B. Significant Accounting Policies:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

   Securities held by the Fund, including over-the-counter securities, are valued at the last quoted sale price at the close of the exchanges on which they are principally traded (official closing price). International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Fund that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Fund values the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Fund may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   The Fund will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time that the net asset value of the Fund is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the Fund prices its shares at the close of the NYSE, the Fund will fair value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the Fund's foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the Fund have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Fund utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When the Fund uses fair value pricing, the values assigned to the foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   A summary of the inputs used to value the Fund's investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Summary Schedule of Portfolio Holdings. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of October 31, 2015, the Fund had significant transfers of securities with a total value of $9,729 (in thousands) that transferred from Level 2 to Level 1 because fair value procedures were no longer applied. At October 31, 2015, the fair market value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

   2. Foreign Currency Translation: Securities and other assets and liabilities of the Fund whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

   The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities whether realized or unrealized.

   Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the Fund and the U.S. dollar equivalent amounts actually received or paid.

   3. Deferred Compensation Plan: Each eligible Director/Trustee of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors/Trustees may defer payment of all or a portion of their total fees earned as a Director/Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity

Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees'
Fees & Expenses. At October 31, 2015, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities in the amount of $461 (in thousands).

   Each Director/Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director/Trustee shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's/Trustee's deferred compensation until a date specified by such Director/Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director/Trustee ceases to be a member of the Board; and (ii) five years following the effective date of the Director's/Trustee's first deferral election. If a Director/Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's/Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director/Trustee ceases to be a member of the Board (unless the Director/Trustee files an amended Notice selecting a different distribution date). As of October 31, 2015, none of the Directors/Trustees have requested or received a distribution of proceeds of a deferred fee account.

   4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Fund estimates the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Expenses directly attributable to the Fund are directly charged.

   The Fund may be subject to taxes imposed by countries in which it invests, with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Fund accrues such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

   The Fund's investments in Chile are subject to governmental taxes on investment income. Such taxes are due when currencies are repatriated from the country. The Fund accrues for taxes on income as the income is earned.

   The Fund is subject to a 15% tax on short-term capital gains for investments in India. Such taxes are due upon sale of individual securities. The capital gains taxes are recognized when the capital gains are earned.

C. Investment Advisor:

   The Advisor, Dimensional Fund Advisors LP, provides investment advisory services to the Fund. On May 8, 2015 and June 10, 2015 at a Special Joint Meeting of Shareholders, shareholders of the Fund approved a new investment management agreement, which became effective July 21, 2015, that provides a uniform agreement that increases transparency and better describes all of the services that the Advisor provides to the Fund. The rate charged under the new investment management agreement for investment management services is equal to the rate charged under the Fund's previous investment advisory agreement with the Advisor. For the year ended October 31, 2015, the Fund's investment advisory services/management fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.10% of average daily net assets.

Earned Income Credit:

   In addition, the Fund has entered into an arrangement with its custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Fund's custody expense. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of the Fund's net assets. During the year ended October 31, 2015, expenses reduced were $45 (amount in thousands).

Fees Paid to Officers and Directors/Trustees:

   Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the year ended October 31, 2015, the total related amounts paid by the Fund to the CCO were $20 (in thousands). The total related amounts paid by the Fund are included in Other Expenses on the Statement of Operations.

D. Purchases and Sales of Securities:

   For the year ended October 31, 2015, the Fund made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

                                                  Purchases    Sales
                                                  ---------- ----------
         Dimensional Emerging Markets Value Fund. $2,411,626 $2,482,924

   There were no purchases or sales of long-term U.S. government securities.

E. Federal Income Taxes:

   No provision for federal income taxes is required since the Fund is treated as a partnership for federal income tax purposes. Any net investment income and realized and unrealized gains and losses have been deemed to have been "passed down" to their respective partners.

   At October 31, 2015, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                                    Net
                                                                                 Unrealized
                                          Federal     Unrealized   Unrealized   Appreciation
                                          Tax Cost   Appreciation Depreciation (Depreciation)
                                         ----------- ------------ ------------ --------------
Dimensional Emerging Markets Value Fund. $19,364,038  $2,194,596  $(3,225,544)  $(1,030,948)

   The difference between book basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales and investments in passive foreign investment companies.

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Fund's tax positions and has concluded that no additional provision for income tax is required in the Fund's financial statements. The Fund is not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

F. Financial Instruments:

   In accordance with the Fund's investment objective and policies, the Fund may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of securities held by the Fund may be inhibited.

G. Line of Credit and Interfund Lending Program:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 1, 2015 with its domestic custodian bank. A line of credit with similar terms was in effect through March 31, 2015. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 30, 2016.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit with its international custodian bank effective January 9, 2015. A line of credit with similar terms was in effect through January 8, 2015. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 8, 2016.

   For the year ended October 31, 2015, borrowings by the Fund under the lines of credit were as follows (amounts in thousands, except percentages and days):

                                           Weighted      Weighted    Number of   Interest Maximum Amount
                                            Average      Average        Days     Expense  Borrowed During
                                         Interest Rate Loan Balance Outstanding* Incurred   the Period
                                         ------------- ------------ ------------ -------- ---------------
Dimensional Emerging Markets Value Fund.     0.88%       $20,486         88        $44        $75,363

* Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2015, that the Fund's available line of credit was utilized.

   There were no outstanding borrowings by the Fund under the lines of credit as of October 31, 2015.

   Pursuant to an exemptive order issued by the SEC (the "Order"), the Fund may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice. The Fund did not utilize the interfund lending program during the year ended October 31, 2015.

H. Affiliated Trades:

   Cross trades for the year ended October 31, 2015, if any, were executed by the Portfolios pursuant to procedures adopted by the Board of Directors of the Fund to ensure compliance with Rule 17a-7 under the Investment Company Act of 1940 (the "1940 Act"). Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment adviser (or affiliated investment advisers), common directors/trustees and/or common officers. At its regularly scheduled meetings, the Board reviews such transactions for compliance with the requirements and restrictions set forth by Rule 17a-7 under the 1940 Act.

   For the year ended October 31, 2015, cross trades by the Portfolios under Rule 17a-7 were as follows (amounts in thousands):

            Portfolio                                Purchases Sales
            ---------                                --------- -----
            Dimensional Emerging Markets Value Fund.  $2,761   $175

I. Securities Lending:

   As of October 31, 2015, the Fund had securities on loan to brokers/dealers, for which the Fund received cash collateral. In addition, the Fund received non-cash collateral consisting of short and/or long term U.S. Government securities with a market value of $487,943 (amounts in thousands). The Fund invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Fund's collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Fund could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

   Subject to its stated investment policy, the Fund will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. The Fund also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, the Fund will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

J. Indemnitees; Contractual Obligations:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

K. Subsequent Event Evaluations:

   Management has evaluated the impact of all subsequent events on the Fund and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholders of Dimensional Emerging Markets Value Fund:

In our opinion, the accompanying statement of assets and liabilities, including the summary schedule of portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Dimensional Emerging Markets Value Fund (the "Fund") at October 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2015 by correspondence with the custodian, brokers and the transfer agent of the investee fund, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 18, 2015

                      RESULTS OF THE SHAREHOLDER MEETING

                                  (Unaudited)

   On May 8, 2015 and June 10, 2015, Dimensional Emerging Markets Value Fund ("DEM") held a Special Joint Meeting of Shareholders for the purpose of voting on several proposals affecting DEM, including, among other items, the election of Trustees, the approval of an updated investment management agreement, and the amendment of certain fundamental investment limitations. The shareholders of DEM approved each of the applicable proposals for DEM presented at the Meeting. Listed below are the voting results from the Meeting. Please note that not all Proposals presented at the Meeting were voted on by DEM. Additionally, the Proposal numbers reflected below correlate to the Proposal numbers presented for vote at the Meeting.

DEM

Proposal 1: Election of Directors/Trustees

                                          % Voted % FOR             % Voted  % WITHHOLD
                                  FOR       FOR   of O/S  WITHHOLD  WITHHOLD   of O/S
                              ----------- ------- ------ ---------- -------- ----------
(a) David G. Booth........... 323,015,541 96.30%  96.30% 12,412,123  3.70%     3.70%
(b) George M. Constantinides. 323,266,980 96.37%  96.37% 12,160,684  3.63%     3.63%
(c) John P. Gould............ 323,696,899 96.50%  96.50% 11,730,765  3.50%     3.50%
(d) Roger G. Ibbotson........ 324,189,806 96.65%  96.65% 11,237,858  3.35%     3.35%
(e) Edward P. Lazear......... 323,704,087 96.50%  96.50% 11,723,577  3.50%     3.50%
(f) Eduardo A. Repetto....... 324,199,157 96.65%  96.65% 11,228,507  3.35%     3.35%
(g) Myron S. Scholes......... 323,771,851 96.53%  96.53% 11,655,813  3.47%     3.47%
(h) Abbie J. Smith........... 322,178,714 96.05%  96.05% 13,248,950  3.95%     3.95%

Proposal 2: Approval of a "Manager of Managers" Structure

             % Voted % FOR          % Voted % AGAINST            % Voted % ABSTAIN  Broker  % Broker
FOR            FOR   of O/S AGAINST AGAINST  of O/S    ABSTAIN   ABSTAIN  of O/S   Non-Vote Non-Vote
---          ------- ------ ------- ------- --------- ---------- ------- --------- -------- --------
319,582,522  95.28%  95.28% 639,608  0.19%    0.19%   15,205,534  4.53%    4.53%      0      0.00%

Proposal 4: Approval of an Updated Investment Management Agreement with Dimensional Fund Advisors LP

             % Voted % FOR             % Voted % AGAINST            % Voted % ABSTAIN  Broker  % Broker
FOR            FOR   of O/S  AGAINST   AGAINST  of O/S    ABSTAIN   ABSTAIN  of O/S   Non-Vote Non-Vote
---          ------- ------ ---------- ------- --------- ---------- ------- --------- -------- --------
309,869,713  92.38%  92.38% 11,732,208  3.50%    3.50%   13,825,743  4.12%    4.12%      0      0.00%

Proposal 5: Approval of an Amendment to the Fundamental Investment Limitation Regarding Investment in Commodities

             % Voted % FOR             % Voted % AGAINST            % Voted % ABSTAIN  Broker  % Broker
FOR            FOR   of O/S  AGAINST   AGAINST  of O/S    ABSTAIN   ABSTAIN  of O/S   Non-Vote Non-Vote
---          ------- ------ ---------- ------- --------- ---------- ------- --------- -------- --------
290,789,247. 86.69%  86.69% 30,462,441  9.08%    9.08%   14,175,976  4.23%    4.23%      0      0.00%

                                FUND MANAGEMENT

                                  (Unaudited)

Trustees/Directors

Each Board of Trustees/Directors (each, the "Board" and collectively, the "Boards") of The DFA Investment Trust Company ("DFAITC"), DFA Investment Dimensions Group Inc. ("DFAIDG"), Dimensional Investment Group Inc. ("DIG"), and Dimensional Emerging Markets Value Fund ("DEM") (each, the "Fund" and collectively, the "Funds") is responsible for establishing the Funds' policies and for overseeing the management of the Funds. The Trustees/ Directors of the Funds, including all of the disinterested Trustees/Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between portfolios of the Funds (the "Feeder Portfolios") that invest in certain series of DFAITC or DEM (the "Master Funds").

Each Board has three standing committees, an Audit Committee, a Nominating Committee, and an Investment Strategy Committee (the "Strategy Committee"). The Audit Committee is composed of George M. Constantinides, Roger G. Ibbotson, and Abbie J. Smith. Each member of the Audit Committee is a disinterested Trustee/Director. The Audit Committee oversees the Fund's accounting and financial reporting policies and practices, the Fund's internal controls, the Fund's financial statements and the independent audits thereof and performs other oversight functions as requested by the Board. The Audit Committee recommends the appointment of each Fund's independent registered certified public accounting firm and also acts as a liaison between the Fund's independent registered certified public accounting firm and the full Board. There were two Audit Committee meetings held during the fiscal year ended October 31, 2015.

Each Board's Nominating Committee is composed of George M. Constantinides, John
P. Gould, Roger G. Ibbotson, Myron S. Scholes, Edward P. Lazear and Abbie J. Smith. Each member of the Nominating Committee is a disinterested Trustee/Director. The Nominating Committee for each Board makes recommendations for nominations of disinterested and interested members on the Board to the full Board. The Nominating Committee evaluates a candidate's qualification for Board membership and the independence of such candidate from the Advisor and other principal service providers. The Nominating Committee did not meet during the fiscal year ended October 31, 2015.

Each Board's Strategy Committee consists of both interested and disinterested Trustees/Directors. The Strategy Committee is composed of John P. Gould, Edward
P. Lazear, Myron S. Scholes and Eduardo A. Repetto. The Strategy Committee assists the Board in carrying out its fiduciary duties with respect to the oversight of the Fund and its performance. At the request of the Board or the Advisor, the Strategy Committee may (i) review the design of possible new series of the Fund, (ii) review performance of existing portfolios of the Fund and discuss and recommend possible enhancements to the portfolios' investment strategies, (iii) review proposals by the Advisor to modify or enhance the investment strategies or policies of each portfolio, and (iv) consider issues relating to investment services for each portfolio of the Fund. The Strategy Committee was formed on December 17, 2010, and there were three Strategy Committee meetings held during the fiscal year ended October 31, 2015.

Certain biographical information for each disinterested Trustee/Director and each interested Trustee/Director of the Funds is set forth in the tables below, including a description of each Trustee/Director's experience as a Trustee/ Director of the Funds and as a director or trustee of other funds, as well as other recent professional experience.

The statements of additional information (together, "SAI") of the Funds include additional information about each Trustee/Director. You may obtain copies of the SAI and prospectus of each Fund advised by Dimensional Fund Advisors LP by calling collect (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746. Prospectuses are also available at www.dimensional.com.

     Name, Position                               Portfolios within the
     with the Fund,        Term of Office/1/ and  DFA Fund Complex/2/      Principal Occupation(s) During Past 5 Years and
Address and Year of Birth   Length of Service           Overseen             Other Directorships of Public Companies Held
------------------------------------------------------------------------------------------------------------------------------
                                             Disinterested Trustees/Directors
------------------------------------------------------------------------------------------------------------------------------
George M. Constantinides    DFAIDG-Since 1983     122 portfolios in 4    Leo Melamed Professor of Finance, University of
Director of DFAIDG and      DIG-Since 1993        investment companies   Chicago Booth School of Business.
DIG. Trustee of DFAITC      DFAITC-Since 1992
and DEM. The University     DEM-Since 1993
of Chicago
Booth School of Business
5807 S. Woodlawn
Avenue Chicago, IL
60637
1947
------------------------------------------------------------------------------------------------------------------------------
John P. Gould               DFAIDG-Since 1986     122 portfolios in 4    Steven G. Rothmeier Professor and Distinguished
Director of DFAIDG and      DIG-Since 1993        investment companies   Service Professor of Economics, University of
DIG. Trustee of DFAITC      DFAITC-Since 1992                            Chicago Booth School of Business (since 1965).
and DEM                     DEM-Since 1993                               Member and Chair, Competitive Markets Advisory
The University of Chicago                                                Council, Chicago Mercantile Exchange (futures
Booth School of Business                                                 trading exchange) (since 2004). Trustee, Harbor
5807 S. Woodlawn                                                         Fund (registered investment company) (29
Avenue                                                                   Portfolios) (since 1994). Formerly, Member of the
Chicago, IL 60637                                                        Board of Milwaukee Insurance Company
1939                                                                     (1997-2010).
------------------------------------------------------------------------------------------------------------------------------
Roger G. Ibbotson           DFAIDG-Since 1981     122 portfolios in 4    Professor in Practice of Finance, Yale School of
Director of DFAIDG and      DIG-Since 1993        investment companies   Management (since 1984). Chairman, CIO and
DIG. Trustee of DFAITC      DFAITC-Since 1992                            Partner, Zebra Capital Management, LLC (hedge
and DEM.                    DEM-Since 1993                               fund and asset manager) (since 2001). Consultant to
Yale School of                                                           Morningstar Inc. (since 2006). Formerly, Director,
Management                                                               BIRR Portfolio Analysis, Inc. (software products)
P.O. Box 208200                                                          (1990-2010).
New Haven, CT 06520-
8200
1943
------------------------------------------------------------------------------------------------------------------------------
Edward P. Lazear            DFAIDG-Since 2010     122 portfolios in 4    Morris Arnold Cox Senior Fellow, Hoover Institution
Director of DFAIDG and      DIG-Since 2010        investment companies   (since 2002). Jack Steele Parker Professor of
DIG. Trustee of DFAITC      DFAITC-Since 2010                            Human Resources Management and Economics,
and DEM.                    DEM-Since 2010                               Graduate School of Business, Stanford University
Stanford University                                                      (since 1995). Cornerstone Research (expert
Graduate School of                                                       testimony and economic and financial analysis)
Business                                                                 (since 2009). Formerly, Chairman of the President
518 Memorial Way                                                         George W. Bush's Council of Economic Advisers
Stanford, CA 94305-5015                                                  (2006-2009). Formerly, Council of Economic
1948                                                                     Advisors, State of California (2005-2006). Formerly,
                                                                         Commissioner, White House Panel on Tax Reform
                                                                         (2005)
------------------------------------------------------------------------------------------------------------------------------
Myron S. Scholes            DFAIDG-Since 1981     122 portfolios in 4    Chief Investment Strategist, Janus Capital Group
Director of DFAIDG and      DIG-Since 1993        investment companies   Inc. (since 2014). Frank E. Buck Professor of
DIG. Trustee of DFAITC      DFAITC-Since 1992                            Finance Emeritus, Graduate School of Business,
and DEM.                    DEM-Since 1993                               Stanford University (since 1981). Chairman, Ruapay
c/o Dimensional Fund                                                     Inc. (since 2013). Formerly, Chairman, Platinum
Advisors, LP                                                             Grove Asset Management, L.P. (hedge fund)
6300 Bee Cave Road                                                       (formerly, Oak Hill Platinum Partners) (1999-2009).
Building 1                                                               Formerly, Director, American Century Fund Complex
Austin, TX 78746                                                         (registered investment companies) (43 Portfolios)
1941                                                                     (1980-2014).
------------------------------------------------------------------------------------------------------------------------------
Abbie J. Smith              DFAIDG-Since 2000     122 portfolios in 4    Boris and Irene Stern Distinguished Service
Director of DFAIDG and      DIG-Since 2000        investment companies   Professor of Accounting, University of Chicago Booth
DIG.                        DFAITC-Since 2000                            School of Business (since 1980). Director, HNI
Trustee of DFAITC and       DEM-Since 2000                               Corporation (formerly known as HON Industries Inc.)
DEM.                                                                     (office furniture) (since 2000). Director, Ryder
The University of Chicago                                                System Inc. (transportation, logistics and supply-
Booth School of Business                                                 chain management) (since 2003). Trustee, UBS
5807 S. Woodlawn                                                         Funds (4 investment companies within the fund
Avenue                                                                   complex) (33 portfolios) (since 2009). Formerly,
Chicago, IL 60637                                                        Co-Director Investment Research, Fundamental
1953                                                                     Investment Advisors (hedge fund) (2008-2011).

      Name, Position                             Portfolios within the
      with the Fund,        Term of Office1 and  DFA Fund Complex/2/       Principal Occupation(s) During Past 5 Years and
Address and Year of Birth   Length of Service          Overseen             Other Directorships of Public Companies Held
------------------------------------------------------------------------------------------------------------------------------
                                              Interested Trustees/Directors*
------------------------------------------------------------------------------------------------------------------------------
David G. Booth              DFAIDG-Since 1981    122 portfolios in 4    Chairman, Director/Trustee, President, Co-Chief
Chairman, Director/         DIG-Since 1992       investment companies   Executive Officer and formerly, Chief Executive
Trustee, President and      DFAITC-Since 1992                           Officer (until 1/1/2010) of the following companies:
Co-Chief Executive          DEM-Since 1993                              Dimensional Holdings Inc., Dimensional Fund
Officer                                                                 Advisors LP, DFA Securities LLC, DEM, DFAIDG,
6300 Bee Cave Road,                                                     DIG and DFAITC (collectively, the "DFA Entities").
Building One Austin,                                                    Director of Dimensional Fund Advisors Ltd. and
TX 78746                                                                formerly, Chief Investment Officer. Director of DFA
1946                                                                    Australia Limited and formerly, President and Chief
                                                                        Investment Officer. Director of Dimensional Advisors
                                                                        Ltd., Dimensional Funds plc and Dimensional Funds
                                                                        II plc. Formerly, President, Dimensional SmartNest
                                                                        (US) LLC (2009-2014). Formerly, Limited Partner,
                                                                        Oak Hill Partners (2001- 2010). Limited Partner, VSC
                                                                        Investors, LLC (since 2007). Trustee, University of
                                                                        Chicago. Trustee, University of Kansas Endowment
                                                                        Association. Formerly, Director, SA Funds
                                                                        (registered investment company). Chairman, Director
                                                                        and Co- Chief Executive Officer of Dimensional Fund
                                                                        Advisors Canada ULC. Director and President
                                                                        (since 2012) of Dimensional Japan Ltd. Chairman,
                                                                        Director, President and Co-Chief Executive Officer of
                                                                        Dimensional Cayman Commodity Fund I Ltd.
                                                                        (since 2010).
------------------------------------------------------------------------------------------------------------------------------
Eduardo A. Repetto          DFAIDG-Since 2009    122 portfolios in 4    Co-Chief Executive Officer (beginning January
Director/Trustee, Co-Chief  DIG-Since 2009       investment companies   2010), Co-Chief Investment Officer (since June
Executive Officer and Co-   DFAITC-Since 2009                           2014), Director/Trustee, and formerly, Chief
Chief Investment Officer    DEM-Since 2009                              Investment Officer (March 2007-June 2014) of the
6300 Bee Cave Road,                                                     DFA Entities. Director, Co-Chief Executive Officer
Building One                                                            and Chief Investment Officer (since 2010) of
Austin, TX 78746                                                        Dimensional Cayman Commodity Fund I Ltd.
1967                                                                    Director, Co-Chief Executive Officer, President and
                                                                        Co-Chief Investment Officer of Dimensional Fund
                                                                        Advisors Canada ULC and formerly, Chief
                                                                        Investment Officer (until April 2014). Co-Chief
                                                                        Investment Officer, Vice President, and Director of
                                                                        DFA Australia Limited and formerly, Chief
                                                                        Investment Officer (until April 2014). Director of
                                                                        Dimensional Fund Advisors Ltd., Dimensional Funds
                                                                        plc, Dimensional Funds II plc and Dimensional
                                                                        Advisors Ltd. Formerly, Vice President of the DFA
                                                                        Entities and Dimensional Fund Advisors Canada
                                                                        ULC. Director and Chief Investment Officer (since
                                                                        December 2012) of Dimensional Japan Ltd.

/1 /Each Trustee/Director holds office for an indefinite term until his or her successor is elected and qualified.

/2/ Each Trustee/Director is a director or trustee of each of the four registered investment companies within the DFA Fund Complex, which includes DFAIDG, DIG; DFAITC and DEM. Each disinterested Trustee/Director also serves on the Independent Review Committee of the Dimensional Funds, mutual funds registered in the provinces of Canada and managed by an affiliate of Dimensional Fund Advisors LP (the "Advisor"), Dimensional Fund Advisors Canada ULC.

* Interested Trustees/Directors are described as such because they are deemed to be "interested persons," as that term is defined under the Investment Company Act of 1940, as amended, due to their positions with the Advisor.

Officers

   Below is the name, year of birth, information regarding positions with the Funds and the principal occupation for each officer of the Funds. The address of each officer is 6300 Bee Cave Road, Building One, Austin, TX 78746. Each of the officers listed below holds the same office (except as otherwise noted) in the DFA Entities.

                                            Term of Office/1/
  Name and Year of                           and Length of
        Birth               Position            Service            Principal Occupation During Past 5 Years
-----------------------------------------------------------------------------------------------------------------
April A. Aandal        Vice President         Since 2008       Vice President of all the DFA Entities.
1963
-----------------------------------------------------------------------------------------------------------------
Robyn G. Alcorta       Vice President         Since 2012       Vice President of all the DFA Entities. Formerly,
1974                                                           Vice President, Business Development at Capson
                                                               Physicians Insurance Company (2010-2012); Vice
                                                               President at Charles Schwab (2007-2010).
-----------------------------------------------------------------------------------------------------------------
Darryl D. Avery        Vice President         Since 2005       Vice President of all the DFA Entities.
1966
-----------------------------------------------------------------------------------------------------------------
Arthur H. Barlow       Vice President         Since 1993       Vice President of all the DFA Entities. Director
1955                                                           and Managing Director of Dimensional Fund
                                                               Advisors Ltd (since September 2013).
-----------------------------------------------------------------------------------------------------------------
Peter Bergan           Vice President         Since 2014       Vice President of all the DFA Entities. Formerly,
1974                                                           Senior Infrastructure Manager for Dimensional
                                                               Fund Advisors LP (January 2011-January 2014);
                                                               Partner at Stonehouse Consulting (2010).
-----------------------------------------------------------------------------------------------------------------
Lana Bergstein         Vice President         Since 2014       Vice President of all the DFA Entities. Formerly,
1974                                                           Client Service Manager for Dimensional Fund
                                                               Advisors LP (February 2008-January 2014).
-----------------------------------------------------------------------------------------------------------------
Stanley W. Black       Vice President         Since 2014       Vice President of all the DFA Entities. Formerly,
1970                                                           Senior Research Associate (January 2012-
                                                               January 2014) and Research Associate (2006-
                                                               2011) for Dimensional Fund Advisors LP.
-----------------------------------------------------------------------------------------------------------------
Aaron T. Borders       Vice President         Since 2014       Vice President of all the DFA Entities. Formerly,
1973                                                           Regional Director for Dimensional Fund Advisors
                                                               LP (April 2008-January 2014).
-----------------------------------------------------------------------------------------------------------------
Scott A. Bosworth      Vice President         Since 2007       Vice President of all the DFA Entities.
1968
-----------------------------------------------------------------------------------------------------------------
Valerie A. Brown       Vice President and     Since 2001       Vice President and Assistant Secretary of all the
1967                   Assistant Secretary                     DFA Entities, DFA Australia Limited, Dimensional
                                                               Fund Advisors Ltd., Dimensional Cayman
                                                               Commodity Fund I Ltd., Dimensional Fund
                                                               Advisors Pte. and Dimensional Hong Kong
                                                               Limited. Director, Vice President and Assistant
                                                               Secretary of Dimensional Fund Advisors Canada
                                                               ULC.
-----------------------------------------------------------------------------------------------------------------
David P. Butler        Vice President         Since 2007       Vice President of all the DFA Entities. Head of
1964                                                           Global Financial Services for Dimensional Fund
                                                               Advisors LP (since 2008).
-----------------------------------------------------------------------------------------------------------------
Douglas M. Byrkit      Vice President         Since 2012       Vice President of all the DFA Entities. Formerly,
1970                                                           Regional Director for Dimensional Fund Advisors
                                                               LP (December 2010-January 2012); Regional
                                                               Director at Russell Investments (April 2006-
                                                               December 2010).
-----------------------------------------------------------------------------------------------------------------
Hunt M. Cairns         Vice President         Since 2014       Vice President of all the DFA Entities. Formerly,
1973                                                           Regional Director (January 2010-January 2014)
                                                               and Senior Associate (July 2008-December 2009)
                                                               for Dimensional Fund Advisors LP.
-----------------------------------------------------------------------------------------------------------------
Dennis M. Chamberlain  Vice President         Since 2015       Vice President of all the DFA Entities. Formerly,
1972                                                           Regional Director (January 2012-January 2015)
                                                               for Dimensional Fund Advisors LP; Principal for
                                                               Chamberlain Financial Group (October 2010-
                                                               December 2011); Wealth Management
                                                               Consultant for Saybrus Partners (May 2008-
                                                               October 2010).
-----------------------------------------------------------------------------------------------------------------

                                            Term of Office/1/
   Name and Year of                          and Length of
        Birth                Position           Service             Principal Occupation During Past 5 Years
------------------------------------------------------------------------------------------------------------------
Ryan J. Chaplinski      Vice President        Since 2015       Vice President of all the DFA Entities. Formerly,
1971                                                           Regional Director (June 2011-January 2015) for
                                                               Dimensional Fund Advisors LP; Sales Executive
                                                               for Vanguard (2004-June 2011).
------------------------------------------------------------------------------------------------------------------
James G. Charles        Vice President        Since 2011       Vice President of all the DFA Entities. Formerly,
1956                                                           Regional Director for Dimensional Fund Advisors
                                                               LP (2008-2010).
------------------------------------------------------------------------------------------------------------------
Joseph H. Chi           Vice President        Since 2009       Vice President of all the DFA Entities. Co-Head of
1966                                                           Portfolio Management (since March 2012) and
                                                               Senior Portfolio Manager (since January 2012) for
                                                               Dimensional Fund Advisors LP. Formerly,
                                                               Portfolio Manager for Dimensional Fund Advisors
                                                               LP (October 2005 to January 2012).
------------------------------------------------------------------------------------------------------------------
Pil Sun Choi            Vice President        Since 2014       Vice President of all the DFA Entities. Formerly,
1972                                                           Counsel for Dimensional Fund Advisors LP
                                                               (April 2012-January 2014); Vice President and
                                                               Counsel for AllianceBernstein L.P. (2006-2012).
------------------------------------------------------------------------------------------------------------------
Stephen A. Clark        Vice President        Since 2004       Vice President of all the DFA Entities, DFA
1972                                                           Australia Limited and Dimensional Fund Advisors
                                                               Canada ULC. Head of Global Institutional
                                                               Services for Dimensional Fund Advisors LP (since
                                                               January 2014). Formerly, Head of Institutional,
                                                               North America (March 2012 to December 2013)
                                                               and Head of Portfolio Management (January 2006
                                                               to March 2012) for Dimensional Fund Advisors
                                                               LP.
------------------------------------------------------------------------------------------------------------------
Matt B. Cobb            Vice President        Since 2013       Vice President of all the DFA Entities. Formerly,
1971                                                           Regional Director for Dimensional Fund Advisors
                                                               LP (September 2011-March 2013); Vice President
                                                               at MullinTBG (2005-2011).
------------------------------------------------------------------------------------------------------------------
Rose C. Cooke           Vice President        Since 2014       Vice President of all the DFA Entities. Formerly,
1971                                                           Regional Director for Dimensional Fund Advisors
                                                               LP (August 2010-March 2014); Vice President,
                                                               Sales and Business Development at AdvisorsIG
                                                               (PPMG) (2009-2010); Vice President at Credit
                                                               Suisse (2007-2009).
------------------------------------------------------------------------------------------------------------------
Ryan Cooper             Vice President        Since 2013       Vice President of all the DFA Entities. Formerly,
1979                                                           Regional Director for Dimensional Fund Advisors
                                                               LP (2003-March 2014).
------------------------------------------------------------------------------------------------------------------
Jeffrey D. Cornell      Vice President        Since 2012       Vice President of all the DFA Entities. Formerly,
1976                                                           Regional Director for Dimensional Fund Advisors
                                                               LP (August 2002-January 2012).
------------------------------------------------------------------------------------------------------------------
Robert P. Cornell       Vice President        Since 2007       Vice President of all the DFA Entities.
1949
------------------------------------------------------------------------------------------------------------------
George H. Crane         Vice President        Since 2010       Vice President of all the DFA Entities. Formerly,
1955                                                           Senior Vice President and Managing Director at
                                                               State Street Bank & Trust Company (2007-2008).
------------------------------------------------------------------------------------------------------------------
Christopher S. Crossan  Vice President and    Since 2004       Vice President and Global Chief Compliance
1965                    Global Chief                           Officer of all the DFA Entities, DFA Australia
                        Compliance Officer                     Limited and Dimensional Fund Advisors Ltd. Vice
                                                               President, Chief Compliance Officer and Chief
                                                               Privacy Officer of Dimensional Fund Advisors
                                                               Canada ULC. Formerly, Vice President and
                                                               Global Chief Compliance Officer for Dimensional
                                                               SmartNest (US) LLC (October 2010-2014).
------------------------------------------------------------------------------------------------------------------
John Dashtara           Vice President        Since 2015       Vice President of all the DFA Entities. Formerly,
1980                                                           Regional Director (July 2013-January 2015) for
                                                               Dimensional Fund Advisors LP; Relationship
                                                               Manager for Blackrock, Inc. (July 2011-July
                                                               2013);Vice President for Towers Watson
                                                               (formerly, WellsCanning) (June 2009-July 2011).
------------------------------------------------------------------------------------------------------------------

                                            Term of Office/1/
  Name and Year of                           and Length of
        Birth               Position            Service             Principal Occupation During Past 5 Years
------------------------------------------------------------------------------------------------------------------
James L. Davis         Vice President         Since 1999       Vice President of all the DFA Entities.
1956
------------------------------------------------------------------------------------------------------------------
Robert T. Deere        Vice President         Since 1994       Vice President of all the DFA Entities, DFA
1957                                                           Australia Limited and Dimensional Fund Advisors
                                                               Canada ULC.
------------------------------------------------------------------------------------------------------------------
Johnathon K. DeKinder  Vice President         Since 2014       Vice President of all the DFA Entities. Formerly,
1979                                                           Regional Director (January 2012-January 2014)
                                                               and Senior Associate (August 2010-December
                                                               2011) for Dimensional Fund Advisors LP; MBA
                                                               and MPA at the University of Texas at Austin
                                                               (August 2007-May 2010).
------------------------------------------------------------------------------------------------------------------
Mark J. Dennis         Vice President         Since 2015       Vice President of all DFA Entities. Formerly,
1976                                                           Regional Director (May 2011-January 2015) for
                                                               Dimensional Fund Advisors LP; Vice President,
                                                               Portfolio Specialist (January 2007-May 2011) for
                                                               Morgan Stanley Investment Management.
------------------------------------------------------------------------------------------------------------------
Massimiliano DeSantis  Vice President         Since 2015       Vice President of all DFA Entities. Formerly,
1971                                                           Senior Associate, Research (November 2012-
                                                               January 2015) for Dimensional Fund Advisors LP;
                                                               Senior Consultant, NERA Economic Consulting,
                                                               New York (May 2010-November 2012).
------------------------------------------------------------------------------------------------------------------
Peter F. Dillard       Vice President         Since 2010       Vice President of all the DFA Entities. Formerly,
1972                                                           Research Associate (August 2008-March 2010)
                                                               and Research Assistant (April 2006-August 2008)
                                                               for Dimensional Fund Advisors LP.
------------------------------------------------------------------------------------------------------------------
Robert W. Dintzner     Vice President         Since 2001       Vice President of all the DFA Entities.
1970
------------------------------------------------------------------------------------------------------------------
Karen M. Dolan         Vice President         Since 2014       Vice President of all the DFA Entities. Head of
1979                                                           Marketing for Dimensional Fund Advisors LP
                                                               (since February 2013). Formerly, Senior Manager
                                                               of Research and Marketing for Dimensional Fund
                                                               Advisors LP (June 2012-January 2013); Director
                                                               of Mutual Fund Analysis at Morningstar (January
                                                               2008-May 2012).
------------------------------------------------------------------------------------------------------------------
L. Todd Erskine        Vice President         Since 2015       Vice President of all DFA Entities. Formerly,
1959                                                           Regional Director (May 2008-January 2015) for
                                                               Dimensional Fund Advisors LP.
------------------------------------------------------------------------------------------------------------------
Richard A. Eustice     Vice President and     Since 1998       Vice President and Assistant Secretary of all the
1965                   Assistant Secretary                     DFA Entities and DFA Australia Limited. Chief
                                                               Operating Officer for Dimensional Fund Advisors
                                                               Pte. Ltd. (since April 2013). Formerly, Chief
                                                               Operating Officer for Dimensional Fund Advisors
                                                               Ltd. (July 2008-March 2013).
------------------------------------------------------------------------------------------------------------------
Gretchen A. Flicker    Vice President         Since 2004       Vice President of all the DFA Entities.
1971
------------------------------------------------------------------------------------------------------------------
Jed S. Fogdall         Vice President         Since 2008       Vice President of all the DFA Entities. Co-Head of
1974                                                           Portfolio Management (since March 2012) and
                                                               Senior Portfolio Manager (since January 2012) of
                                                               Dimensional Fund Advisors LP. Formerly,
                                                               Portfolio Manager of Dimensional Fund Advisors
                                                               LP (September 2004-January 2012).
------------------------------------------------------------------------------------------------------------------
Edward A. Foley        Vice President         Since 2014       Vice President of all the DFA Entities. Formerly,
1976                                                           Regional Director for Dimensional Fund Advisors
                                                               LP (August 2011-January 2014); Senior Vice
                                                               President of First Trust Advisors L.P. (2007-
                                                               July 2011).
------------------------------------------------------------------------------------------------------------------
Deborah J.G. Foster    Vice President         Since 2015       Vice President of all the DFA Entities. Formerly,
1959                                                           Senior Associate (May 2011-January 2015) and
                                                               Marketing Officer (April 2002-April 2011) for
                                                               Dimensional Fund Advisors LP.
------------------------------------------------------------------------------------------------------------------

                                          Term of Office/1/
  Name and Year of                         and Length of
       Birth               Position           Service            Principal Occupation During Past 5 Years
---------------------------------------------------------------------------------------------------------------
Jeremy P. Freeman     Vice President        Since 2009       Vice President of all the DFA Entities.
1970
---------------------------------------------------------------------------------------------------------------
Kimberly A. Ginsburg  Vice President        Since 2015       Vice President of all the DFA Entities. Formerly,
1970                                                         Vice President for Dimensional SmartNest (US)
                                                             LLC (January 2012-November 2014); Senior Vice
                                                             President for Morningstar (July 2004-July 2011).
---------------------------------------------------------------------------------------------------------------
Mark R. Gochnour      Vice President        Since 2007       Vice President of all the DFA Entities.
1967
---------------------------------------------------------------------------------------------------------------
Tom M. Goodrum        Vice President        Since 2012       Vice President of all the DFA Entities. Formerly,
1968                                                         Managing Director at BlackRock (2004-January
                                                             2012).
---------------------------------------------------------------------------------------------------------------
Henry F. Gray         Vice President        Since 2000       Vice President of all the DFA Entities.
1967
---------------------------------------------------------------------------------------------------------------
John T. Gray          Vice President        Since 2007       Vice President of all the DFA Entities.
1974
---------------------------------------------------------------------------------------------------------------
Christian Gunther     Vice President        Since 2011       Vice President of all the DFA Entities. Senior
1975                                                         Trader for Dimensional Fund Advisors LP (since
                                                             2012). Formerly, Senior Trader (2009-2012).
---------------------------------------------------------------------------------------------------------------
Robert W. Hawkins     Vice President        Since 2014       Vice President of all the DFA Entities. Formerly,
1974                                                         Counsel for Dimensional Fund Advisors LP
                                                             (January 2011-January 2014); Vice President and
                                                             Senior Counsel for State Street Global Advisors
                                                             (November 2008-January 2011).
---------------------------------------------------------------------------------------------------------------
Joel H. Hefner        Vice President        Since 2007       Vice President of all the DFA Entities.
1967
---------------------------------------------------------------------------------------------------------------
Kevin B. Hight        Vice President        Since 2005       Vice President of all the DFA Entities.
1967
---------------------------------------------------------------------------------------------------------------
Gregory K. Hinkle     Vice President and    Since 2015       Vice President and Controller of all the DFA
1958                  Controller                             Entities. Formerly, Vice President of T. Rowe
                                                             Price Group, Inc. and Director of Investment
                                                             Treasury and Treasurer of the T. Rowe Price
                                                             Funds (March 2008-July 2015).
---------------------------------------------------------------------------------------------------------------
Christine W. Ho       Vice President        Since 2004       Vice President of all the DFA Entities.
1967
---------------------------------------------------------------------------------------------------------------
Michael C. Horvath    Vice President        Since 2011       Vice President of all the DFA Entities. Formerly,
1960                                                         Managing Director, Co-Head Global Consultant
                                                             Relations at BlackRock (2004-2011).
---------------------------------------------------------------------------------------------------------------
Mark A. Hunter        Vice President        Since 2015       Vice President of all the DFA Entities. Formerly,
1971                                                         Senior Compliance Officer (November 2010-
                                                             January 2015) for Dimensional Fund Advisors LP;
                                                             Senior Compliance Manager for Janus Capital
                                                             Group, Inc. (March 2004-November 2010).
---------------------------------------------------------------------------------------------------------------
Jeff J. Jeon          Vice President        Since 2004       Vice President of all the DFA Entities and
1973                                                         Dimensional Cayman Commodity Fund I Ltd.
---------------------------------------------------------------------------------------------------------------
Garret D. Jones       Vice President        Since 2014       Vice President of all the DFA Entities. Formerly,
1971                                                         Manager of Sales and Marketing Systems
                                                             (January 2011-January 2014) and Project
                                                             Manager (2007-2010) for Dimensional Fund
                                                             Advisors LP.
---------------------------------------------------------------------------------------------------------------
Stephen W. Jones      Vice President        Since 2012       Vice President of all the DFA Entities. Formerly,
1968                                                         Facilities Manager for Dimensional Fund Advisors
                                                             LP (October 2008-January 2012).
---------------------------------------------------------------------------------------------------------------
Scott P. Kaup         Vice President        Since 2015       Vice President of all the DFA Entities. Formerly,
1975                                                         Senior Manager, Investment Operations (January
                                                             2014-January 2015) and Investment Operations
                                                             Manager (May 2008-January 2014) for
                                                             Dimensional Fund Advisors LP.
---------------------------------------------------------------------------------------------------------------

                                     Term of Office/1/
 Name and Year of                     and Length of
       Birth            Position         Service             Principal Occupation During Past 5 Years
-----------------------------------------------------------------------------------------------------------
David M. Kavanaugh   Vice President    Since 2014       Vice President of all the DFA Entities. Head of
1978                                                    Operations for Financial Advisor Services for
                                                        Dimensional Fund Advisors LP (since July 2014).
                                                        Formerly, Counsel of Dimensional Fund Advisors
                                                        LP (August 2011-January 2014); Associate at
                                                        Andrews Kurth LLP (2006-2011).
-----------------------------------------------------------------------------------------------------------
Patrick M. Keating   Vice President    Since 2003       Vice President of DFAIDG, DIG, DFAITC, DEM,
1954                                                    Dimensional Holdings Inc., Dimensional Fund
                                                        Advisors LP. Formerly, Vice President of DFA
                                                        Securities LLC, Dimensional Cayman Commodity
                                                        Fund I Ltd. and Dimensional Advisors Ltd (until
                                                        February 2015); Chief Operating Officer of
                                                        Dimensional Holdings Inc., DFA Securities LLC,
                                                        Dimensional Fund Advisors LP, Dimensional
                                                        Cayman Commodity Fund I Ltd., Dimensional
                                                        Advisors Ltd. and Dimensional Fund Advisors Pte.
                                                        Ltd. (until February 2015); Director, Vice
                                                        President, and Chief Privacy Officer of
                                                        Dimensional Fund Advisors Canada ULC (until
                                                        February 2015); Director of DFA Australia Limited,
                                                        Dimensional Fund Advisors Ltd. and Dimensional
                                                        Advisors Ltd. (until February 2015); Director and
                                                        Vice President of Dimensional Hong Kong Limited
                                                        and Dimensional Fund Advisors Pte. Ltd. (until
                                                        February 2015); and Director, Vice President and
                                                        Chief Operating Officer of Dimensional Japan Ltd.
                                                        (until May 2015).
-----------------------------------------------------------------------------------------------------------
Andrew K. Keiper     Vice President    Since 2013       Vice President of all the DFA Entities. Formerly,
1977                                                    Regional Director for Dimensional Fund Advisors
                                                        LP (October 2004-January 2013).
-----------------------------------------------------------------------------------------------------------
Glenn E. Kemp        Vice President    Since 2012       Vice President of all the DFA Entities. Formerly,
1948                                                    Regional Director for Dimensional Fund Advisors
                                                        LP (April 2006-January 2012).
-----------------------------------------------------------------------------------------------------------
David M. Kershner    Vice President    Since 2010       Vice President of all the DFA Entities. Portfolio
1971                                                    Manager for Dimensional Fund Advisors LP
                                                        (since June 2004).
-----------------------------------------------------------------------------------------------------------
Kimberly L. Kiser    Vice President    Since 2014       Vice President of all the DFA Entities. Formerly,
1972                                                    Creative Director for Dimensional Fund Advisors
                                                        LP (September 2012-January 2014); Vice
                                                        President and Global Creative Director at Morgan
                                                        Stanley (2007-2012); Visiting Assistant Professor,
                                                        Graduate Communications Design at Pratt
                                                        Institute (2004-2012).
-----------------------------------------------------------------------------------------------------------
Timothy R. Kohn      Vice President    Since 2011       Vice President of all the DFA Entities. Head of
1971                                                    Defined Contribution Sales for Dimensional Fund
                                                        Advisors LP (since August 2010).
-----------------------------------------------------------------------------------------------------------
Joseph F. Kolerich   Vice President    Since 2004       Vice President of all the DFA Entities. Senior
1971                                                    Portfolio Manager of Dimensional Fund Advisors
                                                        LP (since January 2012). Formerly, Portfolio
                                                        Manager for Dimensional (April 2001-January
                                                        2012).
-----------------------------------------------------------------------------------------------------------
Mark D. Krasniewski  Vice President    Since 2013       Vice President of all the DFA Entities. Formerly,
1981                                                    Senior Associate, Investment Analytics and Data
                                                        (January 2012-December 2012) and Systems
                                                        Developer (June 2007-December 2011) for
                                                        Dimensional Fund Advisors LP.
-----------------------------------------------------------------------------------------------------------
Kahne L. Krause      Vice President    Since 2014       Vice President of all the DFA Entities. Formerly,
1966                                                    Regional Director (May 2010-January 2014) for
                                                        Dimensional Fund Advisors LP.
-----------------------------------------------------------------------------------------------------------
Stephen W. Kurad     Vice President    Since 2011       Vice President of all the DFA Entities. Formerly,
1968                                                    Regional Director for Dimensional Fund Advisors
                                                        LP (2007-2010).
-----------------------------------------------------------------------------------------------------------

                                          Term of Office/1/
Name and Year of                           and Length of
      Birth              Position             Service             Principal Occupation During Past 5 Years
----------------------------------------------------------------------------------------------------------------
Michael F. Lane    Vice President           Since 2004       Vice President of all the DFA Entities. Formerly,
1967                                                         Chief Executive Officer for Dimensional
                                                             SmartNest (US) LLC (July 2012-November 2014).
----------------------------------------------------------------------------------------------------------------
Francis R. Lao     Vice President           Since 2011       Vice President of all the DFA Entities. Formerly,
1969                                                         Vice President-Global Operations at Janus
                                                             Capital Group (2005-2011).
----------------------------------------------------------------------------------------------------------------
David F. LaRusso   Vice President           Since 2013       Vice President of all the DFA Entities. Formerly,
1978                                                         Senior Trader (January 2010-December 2012)
                                                             and Trader (2000-2009) for Dimensional Fund
                                                             Advisors LP.
----------------------------------------------------------------------------------------------------------------
Juliet H. Lee      Vice President           Since 2005       Vice President of all the DFA Entities.
1971
----------------------------------------------------------------------------------------------------------------
Marlena I. Lee     Vice President           Since 2011       Vice President of all the DFA Entities. Formerly,
1980                                                         Research Associate for Dimensional Fund
                                                             Advisors LP (July 2008-2010).
----------------------------------------------------------------------------------------------------------------
Paul A. Lehman     Vice President           Since 2015       Vice President of all the DFA Entities. Formerly,
1971                                                         Regional Director (July 2013-January 2015) for
                                                             Dimensional Fund Advisors LP; Chief Investment
                                                             Officer (April 2005-April 2013) for First Citizens
                                                             Bancorporation.
----------------------------------------------------------------------------------------------------------------
John B. Lessley    Vice President           Since 2013       Vice President of all the DFA Entities. Formerly,
1960                                                         Regional Director for Dimensional Fund Advisors
                                                             LP (January 2008-January 2013).
----------------------------------------------------------------------------------------------------------------
Joy L. Lopez       Vice President           Since 2015       Vice President of all the DFA Entities. Formerly,
1971                                                         Senior Tax Manager (February 2013-January
                                                             2015) for Dimensional Fund Advisors LP; Vice
                                                             President and Tax Manager, North America
                                                             (August 2006-April 2012) for Pacific Investment
                                                             Management Company.
----------------------------------------------------------------------------------------------------------------
Apollo D. Lupescu  Vice President           Since 2009       Vice President of all the DFA Entities.
1969
----------------------------------------------------------------------------------------------------------------
Timothy P. Luyet   Vice President           Since 2015       Vice President of all the DFA Entities. Formerly,
1972                                                         Senior Manager, Marketing Operations (January
                                                             2014-January 2015), Manager, Client Systems
                                                             (October 2011-January 2014) and RFP Manager
                                                             (April 2010-October 2011) for Dimensional Fund
                                                             Advisors LP.
----------------------------------------------------------------------------------------------------------------
Peter Magnusson    Vice President           Since 2014       Vice President of all the DFA Entities. Formerly,
1969                                                         Regional Director for Dimensional Fund Advisors
                                                             LP (January 2011-January 2014); Vice President
                                                             at Columbia Management (2004-2010).
----------------------------------------------------------------------------------------------------------------
Kenneth M. Manell  Vice President           Since 2010       Vice President of all the DFA Entities and
1972                                                         Dimensional Cayman Commodity Fund I Ltd.
                                                             Formerly, Counsel for Dimensional Fund Advisors
                                                             LP (September 2006-January 2010).
----------------------------------------------------------------------------------------------------------------
Aaron M. Marcus    Vice President           Since 2008       Vice President of all DFA Entities and Head of
1970                                                         Global Human Resources for Dimensional Fund
                                                             Advisors LP.
----------------------------------------------------------------------------------------------------------------
David R. Martin    Vice President, Chief    Since 2007       Vice President, Chief Financial Officer and
1956               Financial Officer and                     Treasurer of all the DFA Entities and Dimensional
                   Treasurer                                 Cayman Commodity Fund I Ltd. Director, Vice
                                                             President, Chief Financial Officer and Treasurer
                                                             of Dimensional Fund Advisors Ltd., DFA Australia
                                                             Limited, Dimensional Advisors Pte. Ltd.,
                                                             Dimensional Hong Kong Limited, and
                                                             Dimensional Fund Advisors Canada ULC.
                                                             Director of Dimensional Funds plc and
                                                             Dimensional Funds II plc. Statutory Auditor of
                                                             Dimensional Japan Ltd. Formerly, Chief Financial
                                                             Officer, Treasurer and Vice President of
                                                             Dimensional SmartNest (US) LLC (October 2010-
                                                             November 2014).
----------------------------------------------------------------------------------------------------------------

                                           Term of Office/1/
 Name and Year of                            and Length of
       Birth              Position              Service              Principal Occupation During Past 5 Years
--------------------------------------------------------------------------------------------------------------------
Duane R. Mattson     Vice President       Since 2015            Vice President of all the DFA Entities. Formerly,
1965                                                            Senior Compliance Officer (May 2012-January
                                                                2015) for Dimensional Fund Advisors LP; Chief
                                                                Compliance Officer (April 2010-April 2012) for Al
                                                                Frank Asset Management.
--------------------------------------------------------------------------------------------------------------------
Bryan R. McClune     Vice President       Since 2014            Vice President of all the DFA Entities. Formerly,
1975                                                            Regional Director of Dimensional Fund Advisors
                                                                LP (January 2009-January 2014).
--------------------------------------------------------------------------------------------------------------------
Philip P. McInnis    Vice President       Since 2014            Vice President of all the DFA Entities. Formerly,
1984                                                            Regional Director (January 2009-January 2014)
                                                                and Senior Associate (2011) for Dimensional
                                                                Fund Advisors LP; Investment Consultant (March
                                                                2010-December 2010) and Investment Analyst
                                                                (December 2007-March 2010) at Towers Watson.
--------------------------------------------------------------------------------------------------------------------
Travis A. Meldau     Vice President       Since 2015            Vice President of all the DFA Entities. Portfolio
1981                                                            Manager (since September 2011) for Dimensional
                                                                Fund Advisors LP. Formerly, Portfolio Manager
                                                                for Wells Capital Management (October 2004-
                                                                September 2011).
--------------------------------------------------------------------------------------------------------------------
Jonathan G. Nelson   Vice President       Since 2013            Vice President of all the DFA Entities. Formerly,
1971                                                            Manager, Investment Systems (2011-January
                                                                2013) and Project Manager (2007-2010) for
                                                                Dimensional Fund Advisors LP.
--------------------------------------------------------------------------------------------------------------------
Catherine L. Newell  Vice President and   Vice President since  Vice President and Secretary of all the DFA
1964                 Secretary            1997 and Secretary    Entities. Director, Vice President and Secretary of
                                          since 2000            DFA Australia Limited and Dimensional Fund
                                                                Advisors Ltd. (since February 2002, April 1997,
                                                                and May 2002, respectively). Vice President and
                                                                Secretary of Dimensional Fund Advisors Canada
                                                                ULC (since June 2003), Dimensional Cayman
                                                                Commodity Fund I Ltd., Dimensional Japan Ltd
                                                                (since February 2012), Dimensional Advisors Ltd
                                                                (since March 2012), Dimensional Fund Advisors
                                                                Pte. Ltd. (since June 2012). Director of
                                                                Dimensional Funds plc and Dimensional Funds II
                                                                plc (since 2002 and 2006, respectively). Director
                                                                of Dimensional Japan Ltd., Dimensional Advisors
                                                                Ltd., Dimensional Fund Advisors Pte. Ltd. and
                                                                Dimensional Hong Kong Limited (since August
                                                                2012 and July 2012). Formerly, Vice President
                                                                and Secretary of Dimensional SmartNest (US)
                                                                LLC (October 2010-November 2014).
--------------------------------------------------------------------------------------------------------------------
John R. Nicholson    Vice President       Since 2015            Vice President of all the DFA Entities. Formerly,
1977                                                            Regional Director (June 2011-January 2015) for
                                                                Dimensional Fund Advisors LP; Sales Executive
                                                                for Vanguard (July 2008-May 2011).
--------------------------------------------------------------------------------------------------------------------
Pamela B. Noble      Vice President       Since 2011            Vice President of all the DFA Entities. Formerly,
1964                                                            Portfolio Manager for Dimensional Fund Advisors
                                                                LP (2008--2010).
--------------------------------------------------------------------------------------------------------------------
Selwyn Notelovitz    Vice President and   Since 2013            Vice President of all the DFA Entities. Deputy
1961                 Deputy Chief                               Chief Compliance Officer of Dimensional Fund
                     Compliance Officer                         Advisors LP (since December 2012). Formerly,
                                                                Chief Compliance Officer of Wellington
                                                                Management Company, LLP (2004-2011).
--------------------------------------------------------------------------------------------------------------------
Carolyn L. O         Vice President       Since 2010            Vice President of all the DFA Entities and
1974                                                            Dimensional Cayman Commodity Fund I Ltd.
                                                                Deputy General Counsel, Funds (since 2011).
                                                                Formerly, Counsel for Dimensional Fund Advisors
                                                                LP (2007-2010).
--------------------------------------------------------------------------------------------------------------------
Gerard K. O'Reilly   Vice President and   Vice President since  Vice President and Co-Chief Investment Officer of
1976                 Co-Chief Investment  2007 and Co-Chief     all the DFA Entities and Dimensional Fund
                     Officer              Investment Officer    Advisors Canada ULC. Director of Dimensional
                                          since 2014            Funds plc and Dimensional Fund II plc.
--------------------------------------------------------------------------------------------------------------------

                                    Term of Office/1/
 Name and Year of                    and Length of
      Birth            Position         Service             Principal Occupation During Past 5 Years
-----------------------------------------------------------------------------------------------------------
Daniel C. Ong       Vice President    Since 2009       Vice President of all the DFA Entities. Portfolio
1973                                                   Manager for Dimensional Fund Advisors LP
                                                       (since July 2005).
-----------------------------------------------------------------------------------------------------------
Kyle K. Ozaki       Vice President    Since 2010       Vice President of all the DFA Entities. Formerly,
1978                                                   Senior Compliance Officer (January 2008-January
                                                       2010) and Compliance Officer (February 2006-
                                                       December 2007) for Dimensional Fund Advisors
                                                       LP.
-----------------------------------------------------------------------------------------------------------
Matthew A. Pawlak   Vice President    Since 2013       Vice President of all the DFA Entities. Formerly,
1977                                                   Regional Director for Dimensional Fund Advisors
                                                       LP (2012-January 2013); Senior Consultant (June
                                                       2011-December 2011) and Senior Investment
                                                       Analyst and Consultant (July 2008-June 2011) at
                                                       Hewitt EnnisKnupp.
-----------------------------------------------------------------------------------------------------------
Jeffrey L. Pierce   Vice President    Since 2015       Vice President of all the DFA Entities. Senior
1984                                                   Manager, Advisor Benchmarking (since January
                                                       2015) for Dimensional Fund Advisors LP.
                                                       Formerly, Manager, Advisor Benchmarking (April
                                                       2012-December 2014) for Dimensional Fund
                                                       Advisors LP; Senior Manager, Research and
                                                       Consulting (October 2010-April 2012) for Crain
                                                       Communications Inc.; Senior Manager, Revenue
                                                       Planning and Strategy (April 2007-October 2010)
                                                       for T-Mobile.
-----------------------------------------------------------------------------------------------------------
Olivian T. Pitis    Vice President    Since 2015       Vice President of all the DFA Entities. Formerly,
1974                                                   Regional Director (May 2011-January 2015) for
                                                       Dimensional Fund Advisors LP; Investment
                                                       Counselor/Regional Director for Halbert Hargrove
                                                       (2008-May 2011).
-----------------------------------------------------------------------------------------------------------
Brian P. Pitre      Vice President    Since 2015       Vice President of all the DFA Entities. Counsel for
1976                                                   Dimensional Fund Advisors LP (since February
                                                       2015). Formerly, Chief Financial Officer and
                                                       General Counsel for Relentless (March 2014-
                                                       January 2015); Vice President of all the DFA
                                                       Entities (January 2013-March 2014); Counsel for
                                                       Dimensional Fund Advisors LP (January 2009-
                                                       March 2014).
-----------------------------------------------------------------------------------------------------------
David A. Plecha     Vice President    Since 1993       Vice President of all the DFA Entities, DFA
1961                                                   Australia Limited, Dimensional Fund Advisors Ltd.
                                                       and Dimensional Fund Advisors Canada ULC.
-----------------------------------------------------------------------------------------------------------
Allen Pu            Vice President    Since 2011       Vice President of all the DFA Entities. Senior
1970                                                   Portfolio Manager for Dimensional Fund Advisors
                                                       LP (since January 2015). Formerly, Portfolio
                                                       Manager for Dimensional Fund Advisors LP
                                                       (2006-January 2015).
-----------------------------------------------------------------------------------------------------------
David J. Rapozo     Vice President    Since 2014       Vice President of all the DFA Entities. Formerly,
1967                                                   Regional Director for Dimensional Fund Advisors
                                                       LP (January 2011-January 2014); Vice President
                                                       at BlackRock (2009-2010).
-----------------------------------------------------------------------------------------------------------
Mark A. Regier      Vice President    Since 2013       Vice President of all the DFA Entities. Formerly,
1969                                                   Planning and Analysis Manager for Dimensional
                                                       Fund Advisors LP (July 2007-January 2014).
-----------------------------------------------------------------------------------------------------------
Cory T. Riedberger  Vice President    Since 2015       Vice President of all the DFA Entities. Formerly,
1979                                                   Regional Director (March 2011-January 2015) for
                                                       Dimensional Fund Advisors LP; Regional Vice
                                                       President (2003-March 2011) for Invesco
                                                       PowerShares.
-----------------------------------------------------------------------------------------------------------
Savina B. Rizova    Vice President    Since 2012       Vice President of all the DFA Entities. Formerly,
1981                                                   Research Associate (June 2011-January 2012)
                                                       for Dimensional Fund Advisors LP.
-----------------------------------------------------------------------------------------------------------

                                     Term of Office/1/
 Name and Year of                     and Length of
       Birth            Position         Service            Principal Occupation During Past 5 Years
----------------------------------------------------------------------------------------------------------
Michael F. Rocque    Vice President    Since 2015       Vice President of all the DFA Entities. Formerly,
1968                                                    Senior Fund Accounting Manager (July 2013-
                                                        January 2015) for Dimensional Fund Advisors LP;
                                                        Senior Financial Consultant and Chief Accounting
                                                        Officer (July 2002-July 2013) for MFS Investment
                                                        Management.
----------------------------------------------------------------------------------------------------------
L. Jacobo Rodriguez  Vice President    Since 2005       Vice President of all the DFA Entities.
1971
----------------------------------------------------------------------------------------------------------
Austin S. Rosenthal  Vice President    Since 2015       Vice President of all the DFA Entities. Formerly,
1978                                                    Vice President for Dimensional SmartNest (US)
                                                        LLC (September 2010-November 2014).
----------------------------------------------------------------------------------------------------------
Oliver J. Rowe       Vice President    Since 2014       Vice President of all the DFA Entities. Formerly,
1960                                                    Senior Manager, Human Resources for
                                                        Dimensional Fund Advisors LP (January 2012-
                                                        January 2014); Director of Human Resources at
                                                        Spansion, Inc. (March 2009-December 2011).
----------------------------------------------------------------------------------------------------------
Joseph S. Ruzicka    Vice President    Since 2015       Vice President of all the DFA Entities. Formerly,
1987                                                    Manager Investment Analytics and Data (January
                                                        2014-January 2015), Senior Associate,
                                                        Investment Analytics and Data (January 2013-
                                                        January 2014), Associate, Investment Analytics
                                                        and Data (January 2012-January 2013), and
                                                        Investment Data Analyst (April 2010-January
                                                        2012) for Dimensional Fund Advisors LP.
----------------------------------------------------------------------------------------------------------
Julie A. Saft        Vice President    Since 2010       Vice President of all the DFA Entities. Formerly,
1959                                                    Client Systems Manager for Dimensional Fund
                                                        Advisors LP (July 2008-January 2010); Senior
                                                        Manager at Vanguard (November 1997-July
                                                        2008).
----------------------------------------------------------------------------------------------------------
Joel P. Schneider    Vice President    Since 2015       Vice President of all the DFA Entities. Portfolio
1980                                                    Manager (since 2013) for Dimensional Fund
                                                        Advisors LP. Formerly, Investment Associate
                                                        (April 2011-January 2013) for Dimensional Fund
                                                        Advisors LP; Associate Consultant for ZS
                                                        Associates (April 2008-November 2010).
----------------------------------------------------------------------------------------------------------
Ashish Shrestha      Vice President    Since 2015       Vice President of all the DFA Entities. Formerly,
1978                                                    Regional Director (September 2009-January
                                                        2015) and Senior Associate (September 2008-
                                                        September 2009) for Dimensional Fund Advisors
                                                        LP.
----------------------------------------------------------------------------------------------------------
Bruce A. Simmons     Vice President    Since 2009       Vice President of all the DFA Entities. Formerly,
1965                                                    Investment Operations Manager for Dimensional
                                                        Fund Advisors LP (May 2007-January 2009).
----------------------------------------------------------------------------------------------------------
Ted R. Simpson       Vice President    Since 2007       Vice President of all the DFA Entities.
1968
----------------------------------------------------------------------------------------------------------
Bhanu P. Singh       Vice President    Since 2014       Vice President of all the DFA Entities. Senior
1981                                                    Portfolio Manager for Dimensional Fund Advisors
                                                        LP (since January 2015). Formerly, Portfolio
                                                        Manager (January 2012-January 2015) and
                                                        Investment Associate for Dimensional Fund
                                                        Advisors LP (August 2010-December 2011).
----------------------------------------------------------------------------------------------------------
Bryce D. Skaff       Vice President    Since 2007       Vice President of all the DFA Entities.
1975
----------------------------------------------------------------------------------------------------------
Lukas J. Smart       Vice President    Since 2014       Vice President of all the DFA Entities. Portfolio
1977                                                    Manager of Dimensional Fund Advisors LP (since
                                                        January 2010).
----------------------------------------------------------------------------------------------------------
Andrew D. Smith      Vice President    Since 2011       Vice President of all the DFA Entities. Formerly,
1968                                                    Project Manager for Dimensional Fund Advisors
                                                        LP (2007-2010).
----------------------------------------------------------------------------------------------------------
Grady M. Smith       Vice President    Since 2004       Vice President of all the DFA Entities and
1956                                                    Dimensional Fund Advisors Canada ULC.
----------------------------------------------------------------------------------------------------------

                                      Term of Office/1/
  Name and Year of                     and Length of
       Birth             Position         Service            Principal Occupation During Past 5 Years
-----------------------------------------------------------------------------------------------------------
Lawrence R. Spieth    Vice President    Since 2004       Vice President of all the DFA Entities.
1947
-----------------------------------------------------------------------------------------------------------
Richard H. Tatlow V   Vice President    Since 2013       Vice President of all the DFA Entities. Formerly,
1971                                                     Regional Director for Dimensional Fund Advisors
                                                         LP (April 2010-January 2013).
-----------------------------------------------------------------------------------------------------------
Blake T. Tatsuta      Vice President    Since 2013       Vice President of all the DFA Entities. Formerly,
1973                                                     Manager, Investment Analytics and Data (2012-
                                                         January 2013) and Research Assistant (2002-
                                                         2011) for Dimensional Fund Advisors LP.
-----------------------------------------------------------------------------------------------------------
Erik T. Totten        Vice President    Since 2013       Vice President of all the DFA Entities. Formerly,
1980                                                     Regional Director (2010-January 2013) and
                                                         Senior Associate (2007-2009) for Dimensional
                                                         Fund Advisors LP.
-----------------------------------------------------------------------------------------------------------
John H. Totten        Vice President    Since 2012       Vice President of all the DFA Entities. Formerly,
1978                                                     Regional Director for Dimensional Fund Advisors
                                                         LP (January 2008--January 2012).
-----------------------------------------------------------------------------------------------------------
Robert C. Trotter     Vice President    Since 2009       Vice President of all the DFA Entities.
1958
-----------------------------------------------------------------------------------------------------------
Dave C. Twardowski    Vice President    Since 2015       Vice President of all the DFA Entities. Formerly,
1982                                                     Research Associate (June 2011-January 2015)
                                                         for Dimensional Fund Advisors LP; Research
                                                         Assistant at Dartmouth College (2009-2011).
-----------------------------------------------------------------------------------------------------------
Karen E. Umland       Vice President    Since 1997       Vice President of all the DFA Entities, DFA
1966                                                     Australia Limited, Dimensional Fund Advisors
                                                         Ltd., and Dimensional Fund Advisors Canada
                                                         ULC.
-----------------------------------------------------------------------------------------------------------
Benjamin C. Walker    Vice President    Since 2014       Vice President of all the DFA Entities. Formerly,
1979                                                     Regional Director for Dimensional Fund Advisors
                                                         LP (September 2008-January 2014).
-----------------------------------------------------------------------------------------------------------
Brian J. Walsh        Vice President    Since 2009       Vice President of all the DFA Entities. Portfolio
1970                                                     Manager for Dimensional Fund Advisors LP
                                                         (since 2004).
-----------------------------------------------------------------------------------------------------------
Jessica Walton        Vice President    Since 2015       Vice President of all the DFA Entities. Formerly,
1974                                                     Regional Director (January 2012-January 2015)
                                                         for Dimensional Fund Advisors LP; Director of
                                                         Marketing and Investor Relations for Treaty Oak
                                                         Capital Management (July 2011-October 2011);
                                                         Vice President for Rockspring Capital (October
                                                         2010-July 2011); Program Director for RevEurope
                                                         Payments (November 2008-October 2010).
-----------------------------------------------------------------------------------------------------------
Weston J. Wellington  Vice President    Since 1997       Vice President of all the DFA Entities.
1951
-----------------------------------------------------------------------------------------------------------
Ryan J. Wiley         Vice President    Since 2007       Vice President of all the DFA Entities.
1976
-----------------------------------------------------------------------------------------------------------
Stacey E. Winning     Vice President    Since 2015       Vice President of all the DFA Entities. Head of
1981                                                     Global Recruiting and Development (since June
                                                         2014) for Dimensional Fund Advisors LP.
                                                         Formerly, Senior Manager, Recruiting (December
                                                         2012-June 2014) for Dimensional Fund Advisors
                                                         LP; Co-Head of Global Recruiting (May 2009-
                                                         November 2012) for Two Sigma Investments.
-----------------------------------------------------------------------------------------------------------
Paul E. Wise          Vice President    Since 2005       Vice President of all the DFA Entities.
1955
-----------------------------------------------------------------------------------------------------------
Joseph L. Young       Vice President    Since 2011       Vice President of all the DFA Entities. Formerly,
1978                                                     Regional Director for Dimensional Fund Advisors
                                                         LP (2005-2010).
-----------------------------------------------------------------------------------------------------------

/1/ Each officer holds office for an indefinite term at the pleasure of the Board of Directors and until his or her successor is elected and qualified.

                  VOTING PROXIES ON FUND PORTFOLIO SECURITIES

   A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available (1) without charge, upon request, by calling collect: (512) 306-7400; (2) from the Advisor's website at http://us.dimensional.com; and (3) on the SEC's website at http://www.sec.gov. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://us.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

                            NOTICE TO SHAREHOLDERS

                                  (Unaudited)

For shareholders that do not have an October 31, 2015 tax year end, this notice is for informational purposes only. For shareholders with and October 31, 2015 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year November 1, 2014 to October 31, 2015, each Portfolio is designating the following items with regard to distributions paid during the fiscal year. All designations are based on financial information available as of the date of this annual report and, accordingly are subject to change. For each item, it is the intention of the Portfolio to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

                                                                                                                   Qualifying
                                                                                                                      For
                                            Net                                                                    Corporate
                                        Investment    Short-Term     Long-Term   Return                            Dividends
                                          Income     Capital Gain  Capital Gain    of    Tax-Exempt     Total       Received
DFA Investment Dimensions Group Inc.   Distributions Distributions Distributions Capital  Interest  Distributions Deduction(1)
------------------------------------   ------------- ------------- ------------- ------- ---------- ------------- ------------
Enhanced U.S. Large Company
 Portfolio............................        3%          37%           60%        --        --          100%          --
US Large Cap Equity Portfolio.........       94%           3%           --         --        --          100%         100%
U.S. Large Cap Value Portfolio........       72%          --            28%        --        --          100%         100%
U.S. Targeted Value Portfolio.........       23%           3%           74%        --        --          100%         100%
U.S. Small Cap Value Portfolio........       23%          --            77%        --        --          100%         100%
U.S. Core Equity 1 Portfolio..........       79%          --            21%        --        --          100%         100%
U.S. Core Equity 2 Portfolio..........       70%          --            30%        --        --          100%         100%
U.S. Vector Equity Portfolio..........       32%          --            68%        --        --          100%         100%
U.S. Small Cap Portfolio..............       27%          --            73%        --        --          100%         100%
U.S. Micro Cap Portfolio..............       13%          --            87%        --        --          100%         100%
DFA Real Estate Securities
 Portfolio............................      100%          --            --         --        --          100%         100%
Large Cap International Portfolio.....      100%          --            --         --        --          100%         100%
International Core Equity Portfolio...      100%          --            --         --        --          100%         100%
International Small Company
 Portfolio............................       43%           5%           51%        --        --          100%         100%
Japanese Small Company Portfolio......      100%          --            --         --        --          100%         100%
Asia Pacific Small Company
 Portfolio............................      100%          --            --         --        --          100%         100%
United Kingdom Small Company
 Portfolio............................       32%           1%           67%        --        --          100%         100%
Continental Small Company
 Portfolio............................      100%          --            --         --        --          100%         100%
DFA International Real Estate
 Securities Portfolio.................      100%          --            --         --        --          100%         100%
DFA Global Real Estate Securities
 Portfolio............................      100%          --            --         --        --          100%         100%
DFA International Small Cap Value
 Portfolio............................       52%          --            48%        --        --          100%         100%
International Vector Equity Portfolio.       76%           2%           22%        --        --          100%         100%
World ex U.S. Value Portfolio.........      100%          --            --         --        --          100%         100%
World ex U.S. Targeted Value
 Portfolio**..........................       91%          --             9%        --        --          100%         100%
World ex U.S. Core Equity
 Portfolio**..........................      100%          --            --         --        --          100%         100%

                                                                                             Qualifying
                                                                                               Short-
                                       Qualifying    U.S.      Foreign   Foreign  Qualifying    Term
                                        Dividend  Government     Tax     Source    Interest   Capital
DFA Investment Dimensions Group Inc.   Income(2)  Interest(3) Credit(4) Income(5) Income(6)   Gain(7)
------------------------------------   ---------- ----------- --------- --------- ---------- ----------
Enhanced U.S. Large Company
 Portfolio............................     --          5%        --         --       100%       100%
US Large Cap Equity Portfolio.........    100%        --         --         --       100%       100%
U.S. Large Cap Value Portfolio........    100%        --         --         --       100%       100%
U.S. Targeted Value Portfolio.........    100%        --         --         --       100%       100%
U.S. Small Cap Value Portfolio........    100%        --         --         --       100%       100%
U.S. Core Equity 1 Portfolio..........    100%        --         --         --       100%       100%
U.S. Core Equity 2 Portfolio..........    100%        --         --         --       100%       100%
U.S. Vector Equity Portfolio..........    100%        --         --         --       100%       100%
U.S. Small Cap Portfolio..............    100%        --         --         --       100%       100%
U.S. Micro Cap Portfolio..............    100%        --         --         --       100%       100%
DFA Real Estate Securities
 Portfolio............................    100%        --         --         --       100%       100%
Large Cap International Portfolio.....    100%        --          4%       100%      100%       100%
International Core Equity Portfolio...    100%        --          4%       100%      100%       100%
International Small Company
 Portfolio............................    100%        --          5%       100%      100%       100%
Japanese Small Company Portfolio......    100%        --         12%       100%      100%       100%
Asia Pacific Small Company
 Portfolio............................    100%        --          2%       100%      100%       100%
United Kingdom Small Company
 Portfolio............................    100%        --         --        100%      100%       100%
Continental Small Company
 Portfolio............................    100%        --          8%       100%      100%       100%
DFA International Real Estate
 Securities Portfolio.................    100%        --         10%       100%      100%       100%
DFA Global Real Estate Securities
 Portfolio............................    100%        --          2%         3%      100%       100%
DFA International Small Cap Value
 Portfolio............................    100%        --          5%       100%      100%       100%
International Vector Equity Portfolio.    100%        --          5%       100%      100%       100%
World ex U.S. Value Portfolio.........    100%        --          5%       100%      100%       100%
World ex U.S. Targeted Value
 Portfolio**..........................    100%        --          3%        59%      100%       100%
World ex U.S. Core Equity
 Portfolio**..........................    100%        --         --          0%      100%       100%

                                                                                                                   Qualifying
                                                                                                                      For
                                            Net                                                                    Corporate
                                        Investment    Short-Term     Long-Term   Return                            Dividends
                                          Income     Capital Gain  Capital Gain    of    Tax-Exempt     Total       Received
DFA Investment Dimensions Group Inc.   Distributions Distributions Distributions Capital  Interest  Distributions Deduction(1)
------------------------------------   ------------- ------------- ------------- ------- ---------- ------------- ------------
World Core Equity Portfolio (formerly
 Dimensional Retirement Equity
 Fund II).............................       92%          --             8%        --        --          100%         100%
Selectively Hedged Global Equity
 Portfolio............................       68%           5%           27%        --        --          100%         100%
Emerging Markets Portfolio............      100%          --            --         --        --          100%         100%
Emerging Markets Small Cap
 Portfolio............................       53%           2%           45%        --        --          100%         100%
Emerging Markets Value Portfolio......      100%          --            --         --        --          100%         100%
Emerging Markets Core Equity
 Portfolio............................      100%          --            --         --        --          100%         100%
DFA Commodity Strategy Portfolio......       91%          --             9%        --        --          100%         100%
Dimensional Investment Group
 Inc.                                                                              --
DFA International Value Portfolio.....      100%          --            --         --        --          100%         100%
U.S. Large Company Portfolio..........       94%          --             6%        --        --          100%         100%

                                                                                             Qualifying
                                                                                               Short-
                                       Qualifying    U.S.      Foreign   Foreign  Qualifying    Term
                                        Dividend  Government     Tax     Source    Interest   Capital
DFA Investment Dimensions Group Inc.   Income(2)  Interest(3) Credit(4) Income(5) Income(6)   Gain(7)
------------------------------------   ---------- ----------- --------- --------- ---------- ----------
World Core Equity Portfolio (formerly
 Dimensional Retirement Equity
 Fund II).............................    100%        --          3%        62%      100%       100%
Selectively Hedged Global Equity
 Portfolio............................    100%        --          2%        39%      100%       100%
Emerging Markets Portfolio............    100%        --          7%       100%      100%       100%
Emerging Markets Small Cap
 Portfolio............................    100%        --          4%       100%      100%       100%
Emerging Markets Value Portfolio......    100%        --          7%       100%      100%       100%
Emerging Markets Core Equity
 Portfolio............................    100%        --          6%       100%      100%       100%
DFA Commodity Strategy Portfolio......    100%        15%        --         --       100%       100%
Dimensional Investment Group
 Inc.
DFA International Value Portfolio.....    100%        --          4%       100%      100%       100%
U.S. Large Company Portfolio..........    100%        --         --         --       100%       100%

----------
(1)Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).
(2)The percentage in this column represents the amount of "Qualifying Dividend Income" as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions). Please note that these percentages are designated only, refer to your 1099 for actual qualified dividend income.
(3)"U.S. Government Interest" represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of total ordinary income distributions (the total of short-term capital gain and net investment income distributions). Generally, interest from direct U.S. Government obligations is exempt from state income tax.
(4)"Foreign Tax Credit" represents dividends which qualify for the foreign tax credit pass through and is reflected as a percentage of investment company taxable income.
(5)"Foreign Source Income" represents the portion of dividends derived from foreign sources, and is reflected as a percentage of investment company taxable income.
(6)The percentage in this column represents the amount of "Qualifying Interest Income" as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage ordinary income distributions (the total of short-term capital gain and net investment income distributions).
(7)The percentage in this column represents the amount of "Qualifying Short-Term Capital Gain" as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

                                                               DFA103115-001A
 [LOGO]                                                              00157599

[LOGO]

ANNUAL REPORT
year ended: October 31, 2015

Dimensional Investment Group Inc.
LWAS/DFA U.S. High Book to Market Portfolio
LWAS/DFA Two-Year Fixed Income Portfolio
LWAS/DFA Two-Year Government Portfolio

DFA Investment Dimensions Group Inc.
LWAS/DFA International High Book to Market Portfolio

[LOGO]

Dimensional Fund Advisors
6300 Bee Cave Road, Building One
Austin, TX 78746

November 2015

Dear Fellow Shareholder,

Dimensional is built around a set of ideas that are bigger than our firm. Our point of view about market efficiency, our commitment to research, and our focus on implementation form the basis of our approach. We are fortunate to have found clients who are drawn to these ideas and the consistency we have shown to these principles over time.

Combining insights gained from research with effective implementation has been central to Dimensional's approach since our founding and will continue to be our focus.

Sincerely,

/s/ David G. Booth

David G. Booth
Chairman and Co-Chief Executive Officer

                                 ANNUAL REPORT

                               Table of Contents

                                                                                             Page
                                                                                             ----
Letter to Shareholders
Definitions of Abbreviations and Footnotes..................................................   1
Dimensional Investment Group Inc.
   Performance Charts.......................................................................   2
   Management's Discussion and Analysis.....................................................   4
   Disclosure of Fund Expenses..............................................................   7
   Disclosure of Portfolio Holdings.........................................................   9
   Schedules of Investments
       LWAS/DFA U.S. High Book to Market Portfolio..........................................  10
       LWAS/DFA Two-Year Fixed Income Portfolio.............................................  11
       LWAS/DFA Two-Year Government Portfolio...............................................  13
   Statements of Assets and Liabilities.....................................................  14
   Statements of Operations.................................................................  16
   Statements of Changes in Net Assets......................................................  17
   Financial Highlights.....................................................................  18
   Notes to Financial Statements............................................................  20
   Report of Independent Registered Public Accounting Firm..................................  27
   Results of the Shareholder Meeting.......................................................  28
DFA Investment Dimensions Group Inc. - LWAS/DFA International High Book to Market Portfolio
   Performance Charts.......................................................................  31
   Management's Discussion and Analysis.....................................................  32
   Disclosure of Fund Expenses..............................................................  34
   Disclosure of Portfolio Holdings.........................................................  35
   Schedule of Investments..................................................................  36
   Statement of Assets and Liabilities......................................................  37
   Statement of Operations..................................................................  38
   Statements of Changes in Net Assets......................................................  39
   Financial Highlights.....................................................................  40
   Notes to Financial Statements............................................................  41
   Report of Independent Registered Public Accounting Firm..................................  46
   Results of the Shareholder Meeting.......................................................  47
The DFA Investment Trust Company
   Performance Charts.......................................................................  49
   Management's Discussion and Analysis.....................................................  50
   Disclosure of Fund Expenses..............................................................  52
   Disclosure of Portfolio Holdings.........................................................  53
   Summary Schedules of Portfolio Holdings
       The U.S. Large Cap Value Series......................................................  54
       The DFA International Value Series...................................................  57
   Statements of Assets and Liabilities.....................................................  61
   Statements of Operations.................................................................  62
   Statements of Changes in Net Assets......................................................  63
   Financial Highlights.....................................................................  64
   Notes to Financial Statements............................................................  65
   Report of Independent Registered Public Accounting Firm..................................  73
   Results of the Shareholder Meeting.......................................................  74
Fund Management.............................................................................  76
Voting Proxies on Fund Portfolio Securities.................................................  89
Notice to Shareholders......................................................................  90

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                       DIMENSIONAL INVESTMENT GROUP INC.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       THE DFA INVESTMENT TRUST COMPANY

                  DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments/Summary Schedules of Portfolio Holdings
----------------------------------------------------------------

Investment Abbreviations
ADR     American Depositary Receipt
P.L.C.  Public Limited Company

Investment Footnotes
+       See Note B to Financial Statements.
++      Securities that have generally been fair value factored. See Note B to Financial Statements.
**      Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other Securities"
        are those securities that are not among the top 50 holdings in affiliated issues of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.
*       Non-Income Producing Securities.
#       Total or Partial Securities on Loan.
@       Security purchased with cash proceeds from Securities on Loan.
(S)     Affiliated Fund.

Financial Highlights
--------------------
(A)     Computed using average shares outstanding.
(B)     Represents the combined ratios for the respective portfolio and its respective pro-rata share of its
        Master Funds.

All Statements, Schedules and Notes to Financial Statements
-----------------------------------------------------------
--      Amounts designated as -- are either zero or rounded to zero.
SEC     Securities and Exchange Commission

                       DIMENSIONAL INVESTMENT GROUP INC.

                              PERFORMANCE CHARTS
                                  (Unaudited)

--------------------------------------------------------------------------------
LWAS/DFA U.S. HIGH BOOK TO MARKET PORTFOLIO VS.
RUSSELL 1000(R) VALUE INDEX
October 31, 2005-October 31, 2015

                                    [CHART]

              LWAS/DFA U.S. High Book to          Russell 1000/R/
                  Market Portfolio                 Value Index
              --------------------------        -----------------
   10/31/2005            $10,000                    $10,000
   11/30/2005             10,404                     10,327
   12/31/2005             10,415                     10,389
    1/31/2006             10,906                     10,792
    2/28/2006             10,868                     10,858
    3/31/2006             11,059                     11,005
    4/30/2006             11,370                     11,285
    5/31/2006             11,158                     11,000
    6/30/2006             11,253                     11,070
    7/31/2006             11,094                     11,339
    8/31/2006             11,268                     11,529
    9/30/2006             11,580                     11,759
   10/31/2006             12,037                     12,144
   11/30/2006             12,266                     12,421
   12/31/2006             12,508                     12,700
    1/31/2007             12,871                     12,862
    2/28/2007             12,674                     12,662
    3/31/2007             12,759                     12,857
    4/30/2007             13,305                     13,332
    5/31/2007             13,850                     13,813
    6/30/2007             13,626                     13,491
    7/31/2007             12,777                     12,867
    8/31/2007             12,532                     13,011
    9/30/2007             12,855                     13,458
   10/31/2007             12,927                     13,459
   11/30/2007             12,203                     12,801
   12/31/2007             12,155                     12,678
    1/31/2008             11,690                     12,170
    2/29/2008             11,335                     11,660
    3/31/2008             11,220                     11,573
    4/30/2008             11,932                     12,137
    5/31/2008             12,211                     12,117
    6/30/2008             10,872                     10,957
    7/31/2008             10,753                     10,918
    8/31/2008             10,957                     11,104
    9/30/2008              9,974                     10,288
   10/31/2008              7,726                      8,507
   11/30/2008              6,965                      7,897
   12/31/2008              7,195                      8,006
    1/31/2009              6,339                      7,086
    2/28/2009              5,448                      6,139
    3/31/2009              5,983                      6,664
    4/30/2009              6,948                      7,378
    5/31/2009              7,483                      7,834
    6/30/2009              7,391                      7,777
    7/31/2009              8,094                      8,413
    8/31/2009              8,638                      8,853
    9/30/2009              9,010                      9,195
   10/31/2009              8,623                      8,914
   11/30/2009              9,107                      9,416
   12/31/2009              9,359                      9,583
    1/31/2010              9,137                      9,313
    2/28/2010              9,536                      9,607
    3/31/2010              0,276                     10,233
    4/30/2010              0,595                     10,498
    5/31/2010              9,691                      9,635
    6/30/2010              8,958                      9,092
    7/31/2010              9,652                      9,708
    8/31/2010              9,065                      9,292
    9/30/2010              9,954                     10,013
   10/31/2010             10,322                     10,314
   11/30/2010             10,241                     10,259
   12/31/2010             11,241                     11,069
    1/31/2011             11,592                     11,319
    2/28/2011             12,223                     11,737
    3/31/2011             12,283                     11,783
    4/30/2011             12,581                     12,097
    5/31/2011             12,409                     11,969
    6/30/2011             12,180                     11,724
    7/31/2011             11,627                     11,335
    8/31/2011             10,639                     10,628
    9/30/2011             $9,567                      9,824
   10/31/2011             10,887                     10,949
   11/30/2011             10,796                     10,893
   12/31/2011             10,875                     11,112
    1/31/2012             11,416                     11,532
    2/29/2012             12,077                     11,992
    3/31/2012             12,297                     12,348
    4/30/2012             12,040                     12,222
    5/31/2012             11,184                     11,505
    6/30/2012             11,784                     12,076
    7/31/2012             11,895                     12,201
    8/31/2012             12,367                     12,466
    9/30/2012             12,820                     12,862
   10/31/2012             12,848                     12,799
   11/30/2012             12,876                     12,793
   12/31/2012             13,261                     13,058
    1/31/2013             14,186                     13,906
    2/28/2013             14,364                     14,106
    3/31/2013             15,056                     14,665
    4/30/2013             15,206                     14,886
    5/31/2013             15,834                     15,269
    6/30/2013             15,652                     15,134
    7/31/2013             16,584                     15,951
    8/31/2013             16,085                     15,346
    9/30/2013             16,556                     15,730
   10/31/2013             17,398                     16,419
   11/30/2013             18,126                     16,877
   12/31/2013             18,600                     17,305
    1/31/2014             17,862                     16,690
    2/28/2014             18,463                     17,412
    3/31/2014             18,898                     17,828
    4/30/2014             19,016                     17,997
    5/31/2014             19,431                     18,261
    6/30/2014             19,955                     18,738
    7/31/2014             19,806                     18,418
    8/31/2014             20,431                     19,095
    9/30/2014             19,925                     18,701
   10/31/2014             20,074                     19,122
   11/30/2014             20,303                     19,513
   12/31/2014             20,462                     19,633
    1/31/2015             19,435                     18,848
    2/28/2015             20,816                     19,760
    3/31/2015             20,410                     19,491
    4/30/2015             20,829                     19,673
    5/31/2015             21,055                     19,910
    6/30/2015             20,705                     19,512
    7/31/2015             20,651                     19,598          Past performance is not predictive of
    8/31/2015             19,398                     18,430          future performance.
    9/30/2015             18,768                     17,874          The returns shown do not reflect the
   10/31/2015             20,298                     19,223          deduction of taxes that a shareholder
                                                                     would pay on fund distributions or the
         Average Annual       One        Five         Ten            redemption of fund shares.
         Total Return         Year       Years       Years           Russell data copyright (C) Russell
         ------------------------------------------------------      Investment Group 1995-2015, all rights
                              1.12%      14.48%      7.34%           reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
LWAS/DFA TWO-YEAR FIXED INCOME PORTFOLIO VS.
THE BOFA MERRILL LYNCH 1-3 YEAR US CORPORATE & GOVERNMENT INDEX
October 31, 2005-October 31, 2015

                                     [CHART]

                    LWAS/DFA Two-Year     The BofA Merrill Lynch 1-3 Year
                 Fixed Income Portfolio   US Corporate & Government Index
                 ----------------------  ---------------------------------
  10/31/2005              $10,000                     $10,000
  11/30/2005               10,031                      10,031
  12/31/2005               10,061                      10,068
   1/31/2006               10,092                      10,090
   2/28/2006               10,123                      10,101
   3/31/2006               10,153                      10,117
   4/30/2006               10,185                      10,149
   5/31/2006               10,226                      10,164
   6/30/2006               10,255                      10,183
   7/31/2006               10,308                      10,261
   8/31/2006               10,349                      10,335
   9/30/2006               10,395                      10,391
  10/31/2006               10,437                      10,436
  11/30/2006               10,479                      10,492
  12/31/2006               10,529                      10,497
   1/31/2007               10,572                      10,522
   2/28/2007               10,614                      10,607
   3/31/2007               10,660                      10,648
   4/30/2007               10,703                      10,688
   5/31/2007               10,746                      10,681
   6/30/2007               10,793                      10,725
   7/31/2007               10,837                      10,812
   8/31/2007               10,891                      10,903
   9/30/2007               10,929                      10,982
  10/31/2007               10,973                      11,028
  11/30/2007               11,006                      11,188
  12/31/2007               11,060                      11,218
   1/31/2008               11,093                      11,412
   2/29/2008               11,127                      11,515
   3/31/2008               11,141                      11,516
   4/30/2008               11,163                      11,450
   5/31/2008               11,186                      11,425
   6/30/2008               11,201                      11,453
   7/31/2008               11,235                      11,486
   8/31/2008               11,258                      11,537
   9/30/2008               11,208                      11,474
  10/31/2008               11,277                      11,465
  11/30/2008               11,391                      11,610
  12/31/2008               11,492                      11,745
   1/31/2009               11,504                      11,756
   2/28/2009               11,492                      11,740
   3/31/2009               11,542                      11,791
   4/30/2009               11,589                      11,860
   5/31/2009               11,635                      11,954
   6/30/2009               11,652                      11,977
   7/31/2009               11,675                      12,030
   8/31/2009               11,722                      12,101
   9/30/2009               11,740                      12,150
  10/31/2009               11,763                      12,194
  11/30/2009               11,810                      12,271
  12/31/2009               11,746                      12,195
   1/31/2010               11,805                      12,294
   2/28/2010               11,817                      12,322
   3/31/2010               11,806                      12,308
   4/30/2010               11,830                      12,345
   5/31/2010               11,842                      12,375
   6/30/2010               11,891                      12,432
   7/31/2010               11,927                      12,482
   8/31/2010               11,939                      12,515
   9/30/2010               11,961                      12,546
  10/31/2010               11,985                      12,581
  11/30/2010               11,961                      12,557
  12/31/2010               11,961                      12,539
   1/31/2011               11,973                      12,565
   2/28/2011               11,973                      12,563
   3/31/2011               11,972                      12,563
   4/30/2011               12,008                      12,624
   5/31/2011               12,043                      12,671
   6/30/2011               12,046                      12,674
   7/31/2011               12,058                      12,711
   8/31/2011               12,070                      12,733
   9/30/2011               12,060                      12,704
  10/31/2011               12,072                      12,732
  11/30/2011               12,060                      12,722
  12/31/2011               12,060                      12,734
   1/31/2012               12,096                      12,778
   2/29/2012               12,096                      12,785
   3/31/2012               12,103                      12,792
   4/30/2012               12,115                      12,817
   5/31/2012               12,115                      12,815
   6/30/2012               12,125                      12,822
   7/31/2012               12,149                      12,868
   8/31/2012               12,149                      12,882
   9/30/2012               12,163                      12,897
  10/31/2012               12,163                      12,902
  11/30/2012               12,163                      12,913
  12/31/2012               12,173                      12,923
   1/31/2013               12,173                      12,930
   2/28/2013               12,173                      12,945
   3/31/2013               12,178                      12,952
   4/30/2013               12,191                      12,972
   5/31/2013               12,178                      12,953
   6/30/2013               12,173                      12,933
   7/31/2013               12,186                      12,962
   8/31/2013               12,173                      12,953
   9/30/2013               12,194                      12,988
  10/31/2013               12,194                      13,012
  11/30/2013               12,194                      13,029
  12/31/2013               12,194                      13,014
   1/31/2014               12,206                      13,039
   2/28/2014               12,206                      13,058
   3/31/2014               12,209                      13,046
   4/30/2014               12,221                      13,067
   5/31/2014               12,221                      13,097
   6/30/2014               12,214                      13,094
   7/31/2014               12,214                      13,083
   8/31/2014               12,227                      13,107
   9/30/2014               12,220                      13,098
  10/31/2014               12,232                      13,132
  11/30/2014               12,244                      13,152
  12/31/2014               12,229                      13,116
   1/31/2015               12,266                      13,182
   2/28/2015               12,241                      13,164
   3/31/2015               12,272                      13,193
   4/30/2015               12,272                      13,203
   5/31/2015               12,272                      13,214
   6/30/2015               12,273                      13,212                 Past performance is not predictive of
   7/31/2015               12,273                      13,220                 future performance.
   8/31/2015               12,273                      13,211                 The returns shown do not reflect the
   9/30/2015               12,302                      13,250                 deduction of taxes that a shareholder
  10/31/2015               12,302                      13,247                 would pay on fund distributions or the
                                                                              redemption of fund shares.
           Average Annual         One         Five         Ten                The Merrill Lynch Indices are used with
           Total Return           Year        Years       Years               permission; copyright 2015 Merrill
           -----------------------------------------------------------        Lynch, Pierce, Fenner & Smith
                                  0.57%       0.52%       2.09%               Incorporated; all rights reserved.

--------------------------------------------------------------------------------

                       DIMENSIONAL INVESTMENT GROUP INC.

                              PERFORMANCE CHARTS
                                  (Unaudited)

--------------------------------------------------------------------------------
LWAS/DFA TWO-YEAR GOVERNMENT PORTFOLIO VS.
THE BOFA MERRILL LYNCH 1-3 YEAR US TREASURY & AGENCY INDEX
October 31, 2005-October 31, 2015

                                 [CHART]

                     LWAS/DFA Two-Year    The BofA Merrill Lynch 1-3 Year
                   Government Portfolio     US Treasury & Agency Index
                   --------------------   -------------------------------
  10/31/2005             $10,000                     $10,000
  11/30/2005              10,031                      10,031
  12/31/2005              10,062                      10,068
   1/31/2006              10,093                      10,090
   2/28/2006              10,114                      10,100
   3/31/2006              10,141                      10,116
   4/30/2006              10,183                      10,147
   5/31/2006              10,214                      10,162
   6/30/2006              10,246                      10,181
   7/31/2006              10,298                      10,257
   8/31/2006              10,340                      10,329
   9/30/2006              10,389                      10,384
  10/31/2006              10,432                      10,428
  11/30/2006              10,474                      10,482
  12/31/2006              10,519                      10,485
   1/31/2007              10,562                      10,510
   2/28/2007              10,594                      10,593
   3/31/2007              10,644                      10,633
   4/30/2007              10,688                      10,672
   5/31/2007              10,731                      10,666
   6/30/2007              10,779                      10,710
   7/31/2007              10,823                      10,803
   8/31/2007              10,867                      10,902
   9/30/2007              10,904                      10,983
  10/31/2007              10,949                      11,026
  11/30/2007              10,982                      11,198
  12/31/2007              11,021                      11,234
   1/31/2008              11,055                      11,426
   2/29/2008              11,089                      11,531
   3/31/2008              11,099                      11,561
   4/30/2008              11,122                      11,481
   5/31/2008              11,099                      11,443
   6/30/2008              11,122                      11,477
   7/31/2008              11,156                      11,520
   8/31/2008              11,190                      11,566
   9/30/2008              11,182                      11,635
  10/31/2008              11,216                      11,721
  11/30/2008              11,422                      11,873
  12/31/2008              11,610                      11,992
   1/31/2009              11,564                      11,949
   2/28/2009              11,564                      11,950
   3/31/2009              11,625                      12,012
   4/30/2009              11,660                      12,013
   5/31/2009              11,707                      12,044
   6/30/2009              11,703                      12,033
   7/31/2009              11,715                      12,053
   8/31/2009              11,750                      12,101
   9/30/2009              11,777                      12,132
  10/31/2009              11,800                      12,158
  11/30/2009              11,847                      12,228
  12/31/2009              11,786                      12,140
   1/31/2010              11,834                      12,227
   2/28/2010              11,858                      12,252
   3/31/2010              11,847                      12,225
   4/30/2010              11,871                      12,257
   5/31/2010              11,895                      12,308
   6/30/2010              11,942                      12,364
   7/31/2010              11,966                      12,396
   8/31/2010              11,978                      12,418
   9/30/2010              11,997                      12,440
  10/31/2010              12,033                      12,469
  11/30/2010              11,997                      12,445
  12/31/2010              12,010                      12,424
   1/31/2011              12,022                      12,445
   2/28/2011              12,010                      12,435
   3/31/2011              12,004                      12,431
   4/30/2011              12,052                      12,485
   5/31/2011              12,088                      12,529
   6/30/2011              12,087                      12,534
   7/31/2011              12,099                      12,566
   8/31/2011              12,111                      12,608
   9/30/2011              12,113                      12,592
  10/31/2011              12,113                      12,603
  11/30/2011              12,125                      12,610
  12/31/2011              12,126                      12,617
   1/31/2012              12,150                      12,633
   2/29/2012              12,150                      12,620
   3/31/2012              12,152                      12,615
   4/30/2012              12,164                      12,640
   5/31/2012              12,164                      12,645
   6/30/2012              12,156                      12,639
   7/31/2012              12,169                      12,668
   8/31/2012              12,181                      12,670
   9/30/2012              12,174                      12,671
  10/31/2012              12,174                      12,665
  11/30/2012              12,174                      12,676
  12/31/2012              12,178                      12,681
   1/31/2013              12,178                      12,682
   2/28/2013              12,178                      12,692
   3/31/2013              12,180                      12,695
   4/30/2013              12,192                      12,708
   5/31/2013              12,180                      12,690
   6/30/2013              12,180                      12,681
   7/31/2013              12,192                      12,701
   8/31/2013              12,180                      12,690
   9/30/2013              12,193                      12,718
  10/31/2013              12,206                      12,732
  11/30/2013              12,206                      12,744
  12/31/2013              12,197                      12,727
   1/31/2014              12,209                      12,747
   2/28/2014              12,209                      12,759
   3/31/2014              12,209                      12,745
   4/30/2014              12,222                      12,762
   5/31/2014              12,234                      12,785
   6/30/2014              12,223                      12,779
   7/31/2014              12,223                      12,769
   8/31/2014              12,236                      12,791
   9/30/2014              12,229                      12,784
  10/31/2014              12,253                      12,818
  11/30/2014              12,266                      12,837
  12/31/2014              12,237                      12,807
   1/31/2015              12,286                      12,871
   2/28/2015              12,261                      12,844
   3/31/2015              12,279                      12,874
   4/30/2015              12,291                      12,880
   5/31/2015              12,291                      12,889
   6/30/2015              12,289                      12,893                 Past performance is not predictive of
   7/31/2015              12,289                      12,900                 future performance.
   8/31/2015              12,289                      12,895                 The returns shown do not reflect the
   9/30/2015              12,313                      12,934                 deduction of taxes that a shareholder
  10/31/2015              12,300                      12,922                 would pay on fund distributions or the
                                                                             redemption of fund shares.
           Average Annual        One         Five         Ten                The Merrill Lynch Indices are used with
           Total Return          Year        Years       Years               permission; copyright 2015 Merrill
           ----------------------------------------------------------        Lynch, Pierce, Fenner & Smith
                                 0.38%       0.44%       2.09%               Incorporated; all rights reserved.

--------------------------------------------------------------------------------

                       DIMENSIONAL INVESTMENT GROUP INC.

                     MANAGEMENT'S DISCUSSION AND ANALYSIS
                                  (Unaudited)


 U.S. Equity Market Review                   12 Months Ended October 31, 2015

   U.S. equities had positive returns during the period. The broad U.S. equity market, as measured by the Russell 3000(R) Index, gained approximately 4.5%. Large-cap stocks outperformed small-cap stocks as measured by the Russell indices.

              Total Return for 12 Months Ended October 31, 2015
               -------------------------------------------------

              Russell 3000(R) Index........................ 4.49%
              Russell Microcap(R) Index (micro-cap stocks). 0.82%
              Russell 2000(R) Index (small-cap stocks)..... 0.34%
              Russell 1000(R) Index (large-cap stocks)..... 4.86%
              Dow Jones U.S. Select REIT Index/SM/......... 6.87%

   Growth stocks outperformed value stocks as measured by the Russell indices.

               Total Return for 12 Months Ended October 31, 2015
               -------------------------------------------------

         Russell 2000(R) Value Index (small-cap value stocks)... -2.88%
         Russell 2000(R) Growth Index (small-cap growth stocks).  3.52%
         Russell 1000(R) Value Index (large-cap value stocks)...  0.53%
         Russell 1000(R) Growth Index (large-cap growth stocks).  9.18%

----------
Source: Russell data copyright (C) Russell Investment Group 1995-2015, all rights reserved.

   Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") believes that among the most important factors explaining differences in the behavior of diversified equity portfolios are the market capitalization and value/growth characteristics of the portfolios' holdings. Value characteristics are a function of stock price relative to one or more fundamental characteristics such as book value, earnings, or dividends.

   For many Dimensional U.S. equity portfolios, differences in returns over the period were primarily attributable to differences in value/growth and size characteristics as well as the exclusion of REIT securities from most Dimensional portfolios and the exclusion of securities of highly regulated utilities from most value strategies. For many portfolios, the construction approach used by Dimensional generally resulted in portfolios with greater weight in value, small-cap, and/or micro-cap companies relative to widely used benchmarks.

Master-Feeder Structure

   Certain portfolios described below, called "Feeder Funds," do not buy individual securities directly; instead, these portfolios invest in corresponding funds called "Master Funds." Master Funds, in turn, purchase stocks and/or other securities.

Domestic Equity Portfolio Performance Overview

LWAS/DFA U.S. High Book to Market Portfolio

   The LWAS/DFA U.S. High Book to Market Portfolio seeks to capture the returns of U.S. large-cap value stocks by purchasing shares of The U.S. Large Cap Value Series, a Master Fund that invests in such stocks. Value is measured primarily by book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2015, the Master Fund held approximately 300 securities. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Master Fund's assets.

   For the 12 months ended October 31, 2015, total returns were 1.12% for the Portfolio and 0.53% for the Russell 1000(R) Value Index. As a result of the Master Fund's diversified investment approach, performance was determined principally by broad trends in the U.S. equity market rather than the behavior of a limited number of stocks. The Master Fund had a smaller allocation than the Index to the largest-market-cap stocks and a greater allocation to the remainder of the eligible large-cap universe, which benefited relative performance as the largest-market-cap value stocks underperformed.

 Fixed Income Market Review                  12 Months Ended October 31, 2015

   U.S. and developed international fixed income markets generally experienced flattening yield curves for the year ended October 31, 2015. In the case of the U.S. and U.K., while longer-term bond yields declined, most shorter-term bond yields increased slightly. The Eurozone saw a sharp decline in bond yields across the curve with the largest declines taking place in longer-term bonds. In general, in the U.S. and developed international fixed income markets investment grade credit underperformed government bonds of similar duration. The one-month U.S. Treasury bill yield remained at or near 0.00% during the period, while the yield on ten-year U.S. Treasury notes decreased to 2.14%.

                                       October 31, 2014 October 31, 2015 Change
                                       ---------------- ---------------- ------
 One-Month Treasury Bill (yield)......      0.00%            0.00%        0.00%
 Ten-Year U.S. Treasury Notes (yield).      2.34%            2.14%       -0.20%

----------
Source: Bloomberg.

   There is generally an inverse relationship between interest rates and bond prices, such that bond prices fall when interest rates rise. For the fiscal year under review, changes in interest rates and bond prices were more pronounced in some parts of the yield curve than in others. For the 12 months ended October 31, 2015, the total return was 0.04% for three-month U.S. Treasury bills, 2.34% for five-year U.S. Treasury notes, and 4.54% for 30-year U.S. Treasury bonds.
----------
Source: Barclays US Treasury Bellwethers.

   Some of Dimensional Fund Advisors LP's ("Dimensional" or the "Advisor") fixed income strategies are based on a variable-maturity strategy that identifies a maturity range with favorable risk-adjusted expected returns. When the yield curve is flat or inverted, short-term securities are believed to offer the most attractive opportunity on a risk-adjusted basis. When the yield curve is upwardly sloped, maturities may be lengthened to position a portfolio for higher expected returns associated with longer maturities. These higher returns may be achieved by roll-down returns (in an upwardly sloped yield curve, prices of longer-term bonds generally increase as they approach maturity) as well as by earning higher current yields. During the period under review, the portfolios employing a variable-maturity approach continued to take term risk, reflecting upward-sloping eligible yield curves.

   Some of Dimensional's fixed income strategies are based on a variable-credit approach that varies exposure to credit risk. When credit spreads are narrow, higher-quality securities are believed to offer the more attractive opportunity on a risk-adjusted basis. When credit spreads are wide, additional credit risk may be taken to position a portfolio for higher expected returns associated with increased credit risk. The portfolios employing a variable-credit approach continued to emphasize bonds in the single-A and BBB rating categories, reflecting relatively wide credit spreads.

Fixed Income Portfolios' Performance Overview

LWAS/DFA Two-Year Fixed Income Portfolio

   The LWAS/DFA Two-Year Fixed Income Portfolio is designed to maximize total returns consistent with preservation of capital by investing in high-quality fixed income securities maturing in two years or less. The investment strategy uses a variable-maturity approach and shifts maturities based on changes in the yield curve. The strategy uses current yields and identifies favorable maturity ranges for risk-adjusted expected returns based on potential buy and sell strategies. Maturity targets are shifted based on the Advisor's expectations for term premia. The average maturity of the Portfolio remained stable at 1.60 years on October 31, 2015, from 1.61 years on October 31, 2014.

   For the 12 months ended October 31, 2015, the total return was 0.57% for the Portfolio versus 0.88% for The BofA Merrill Lynch 1-3 Year US Corporate & Government Index. The Portfolio invests in securities rated AAA and AA while the Index held an average weight of approximately 19% in single-A- and BBB-rated securities. These lower rated securities exhibited larger credit premia during the period and detracted from the Portfolio's relative performance. Further contributing to relative underperformance was the Portfolio's lack of exposure to maturities beyond two years. The Index had an approximate average weight of 47% in securities with maturities between two and three years, which generated larger term premia.

LWAS/DFA Two-Year Government Portfolio

   The LWAS/DFA Two-Year Government Portfolio is designed to maximize total returns consistent with preservation of capital by investing in U.S. government securities maturing in two years or less. The investment strategy uses a variable-maturity approach and shifts maturities based on changes in the yield curve. The strategy uses current yields and identifies favorable maturity ranges for risk-adjusted expected returns based on potential buy and sell strategies for each eligible country. Maturity targets are shifted based on the Advisor's expectations for term premia. The average maturity of the Portfolio decreased to 1.80 years on October 31, 2015, from 1.84 years on October 31, 2014.

   For the 12 months ended October 31, 2015, the total return was 0.38% for the Portfolio versus 0.81% for The BofA Merrill Lynch 1-3 Year US Treasury & Agency Index. The Portfolio's underperformance was primarily due to its focus on securities with maturities of less than two years. The benchmark had an approximate average weight of 44% in longer-term bonds maturing between two and three years. The larger term premia generated in these longer-term securities detracted from the Portfolio's relative performance.

                       DIMENSIONAL INVESTMENT GROUP INC.

                          DISCLOSURE OF FUND EXPENSES
                                  (Unaudited)


   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   Actual Fund Return

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

  Hypothetical Example for Comparison Purposes

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                                     Six Months Ended October 31, 2015
EXPENSE TABLES
                                               Beginning  Ending              Expenses
                                                Account  Account   Annualized   Paid
                                                 Value    Value     Expense    During
                                               05/01/15  10/31/15    Ratio*   Period*
                                               --------- --------- ---------- --------
LWAS/DFA U.S. High Book to Market Portfolio**
---------------------------------------------
Actual Fund Return............................ $1,000.00 $  974.50    0.32%    $1.59
Hypothetical 5% Annual Return................. $1,000.00 $1,023.59    0.32%    $1.63

LWAS/DFA Two-Year Fixed Income Portfolio
----------------------------------------
Actual Fund Return............................ $1,000.00 $1,002.40    0.30%    $1.51
Hypothetical 5% Annual Return................. $1,000.00 $1,023.69    0.30%    $1.53

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                        Beginning  Ending              Expenses
                                         Account  Account   Annualized   Paid
                                          Value    Value     Expense    During
                                        05/01/15  10/31/15    Ratio*   Period*
                                        --------- --------- ---------- --------
LWAS/DFA Two-Year Government Portfolio
--------------------------------------
Actual Fund Return..................... $1,000.00 $1,000.70    0.29%    $1.46
Hypothetical 5% Annual Return.......... $1,000.00 $1,023.74    0.29%    $1.48

----------

* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.

**The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the indirect payment of the Feeder Fund's portion of the expenses of its Master Fund (Affiliated Investment Company).

                       DIMENSIONAL INVESTMENT GROUP INC.

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (Unaudited)


   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For Dimensional Investment Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. Dimensional Investment Group Inc. filed its most recent Form N-Q with the SEC on September 29, 2015. They are available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

   The categories of industry classification for the Affiliated Investment Company are represented in its Disclosure of Portfolio Holdings, which is included elsewhere within the report. Refer to the Summary Schedule of Portfolio Holdings for the underlying Affiliated Investment Company's holdings which reflect the investments by category.

FEEDER FUND

                                                Affiliated Investment Company
                                                -----------------------------
   LWAS/DFA U.S. High Book to Market Portfolio.             100.0%

FIXED INCOME PORTFOLIOS


                   LWAS/DFA Two-Year Fixed Income Portfolio
              Corporate....................................  12.2%
              Government...................................  30.1%
              Foreign Corporate............................  28.3%
              Foreign Government...........................  26.1%
              Supranational................................   3.3%
                                                            -----
                                                            100.0%

                    LWAS/DFA Two-Year Government Portfolio
              Government................................... 100.0%
                                                            -----
                                                            100.0%

                  LWAS/DFA U.S. HIGH BOOK TO MARKET PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               October 31, 2015

                                                                Value+
                                                              -----------
      AFFILIATED INVESTMENT COMPANY -- (100.0%)
      Investment in The U.S. Large Cap Value Series of
        The DFA Investment Trust Company..................... $59,541,104
                                                              -----------
         TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
           (Cost $28,208,492)................................ $59,541,104
                                                              ===========

Summary of the Portfolio's Master Fund's investments as of October 31, 2015, based on their valuation inputs, is located within this report (See Master Fund's Security Valuation Note).

                See accompanying Notes to Financial Statements.

                   LWAS/DFA TWO-YEAR FIXED INCOME PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               October 31, 2015

                                                   Face
                                                  Amount   Value+
                                                  ------   ------
                                                  (000)
AGENCY OBLIGATIONS -- (19.2%)
Federal Home Loan Bank
    1.000%, 06/09/17............................. $6,200 $ 6,228,904
    0.750%, 08/28/17.............................  1,000     999,921
    0.625%, 10/26/17.............................  1,500   1,494,905
Federal Home Loan Mortgage Corporation
    1.000%, 07/28/17.............................  4,100   4,112,739
    1.000%, 09/29/17.............................  4,000   4,017,276
Federal National Mortgage Association
    1.000%, 09/27/17.............................  1,500   1,506,168
                                                         -----------
TOTAL AGENCY OBLIGATIONS.........................         18,359,913
                                                         -----------

BONDS -- (65.3%)
3M Co.
    1.000%, 06/26/17.............................    500     501,927
Alberta, Province of Canada
    1.000%, 06/21/17.............................    832     833,473
ANZ New Zealand Int'l, Ltd.
    1.400%, 04/27/17.............................  1,800   1,799,456
Apple, Inc.
#   1.050%, 05/05/17.............................    500     501,711
#   0.900%, 05/12/17.............................  1,500   1,503,612
Australia & New Zealand Banking Group, Ltd.
    1.250%, 01/10/17.............................  1,000   1,003,269
Bank Nederlandse Gemeenten NV
    1.375%, 09/27/17.............................    500     503,563
Bank of Montreal
#   1.400%, 09/11/17.............................  1,100   1,101,375
Bank of Nova Scotia (The)
    1.100%, 12/13/16.............................    692     693,486
    2.550%, 01/12/17.............................    200     203,540
    1.250%, 04/11/17.............................  1,000     999,810
#   1.300%, 07/21/17.............................    800     799,430
Berkshire Hathaway Finance Corp.
#   1.600%, 05/15/17.............................    970     980,014
British Columbia, Province of Canada
    1.200%, 04/25/17.............................  1,500   1,507,614
Caisse des Depots et Consignations
    1.000%, 03/13/17.............................  2,400   2,405,966
Cisco Systems, Inc.
#   3.150%, 03/14/17.............................    500     515,941
Coca-Cola Co. (The)
    0.875%, 10/27/17.............................  1,100   1,098,496
Commonwealth Bank of Australia
    1.125%, 03/13/17.............................  1,400   1,401,574
    1.900%, 09/18/17.............................    500     504,958
DBS Bank, Ltd.
    2.350%, 02/28/17.............................    300     303,638
Development Bank of Japan, Inc.
    5.125%, 02/01/17.............................    500     525,812
    1.500%, 03/13/17.............................    500     503,285

                                                   Face
                                                  Amount   Value+
                                                  ------   ------
                                                  (000)
BONDS -- (Continued)
Erste Abwicklungsanstalt
    1.000%, 02/27/17............................. $2,800 $2,806,199
European Investment Bank
    1.625%, 06/15/17.............................  1,000  1,012,359
    1.000%, 08/17/17.............................    400    400,755
    1.125%, 09/15/17.............................  1,000  1,003,365
Export Development Canada
    0.625%, 04/27/17.............................  1,500  1,496,997
    0.625%, 04/27/17.............................    500    499,086
FMS Wertmanagement AoeR
    1.125%, 09/05/17.............................  1,300  1,304,776
GE Capital International Funding Co.
    0.964%, 04/15/16.............................  2,795  2,794,449
International Bank for Reconstruction &
 Development
    0.625%, 05/02/17.............................    500    497,469
International Business Machines Corp.
    5.700%, 09/14/17.............................    833    903,289
Japan Finance Organization for Municipalities
    1.500%, 09/12/17.............................  1,609  1,613,357
KFW
    0.875%, 09/05/17.............................  1,000    999,508
Kommunalbanken A.S.
    1.375%, 06/08/17.............................  1,000  1,007,702
Kommuninvest I Sverige AB
    1.000%, 04/11/17.............................  1,000  1,002,420
    1.000%, 10/24/17.............................    400    399,907
Landeskreditbank Baden- Wuerttemberg Foerderbank
    0.875%, 04/10/17.............................  1,000  1,000,962
National Australia Bank, Ltd.
    2.750%, 03/09/17.............................  2,350  2,401,559
#   1.300%, 06/30/17.............................    400    399,547
Nestle Holdings, Inc.
    1.375%, 06/21/17.............................    672    674,415
Nordea Bank AB
#   3.125%, 03/20/17.............................  2,520  2,584,706
    1.250%, 04/04/17.............................    200    200,051
Oesterreichische Kontrollbank AG
    0.750%, 05/19/17.............................  2,600  2,596,688
Ontario, Province of Canada
    1.100%, 10/25/17.............................  1,800  1,797,824
Pfizer, Inc.
#   1.100%, 05/15/17.............................  1,955  1,961,199
Royal Bank of Canada
#   1.200%, 01/23/17.............................  1,000  1,003,006
#   1.000%, 04/27/17.............................    600    598,696
#   1.250%, 06/16/17.............................    700    700,608
Statoil ASA
    3.125%, 08/17/17.............................    500    517,566
Svenska Handelsbanken AB
    2.875%, 04/04/17.............................    700    713,139

LWAS/DFA TWO-YEAR FIXED INCOME PORTFOLIO
CONTINUED

                                                   Face
                                                  Amount   Value+
                                                  ------   ------
                                                  (000)
BONDS -- (Continued)
Sweden Government International Bond
    0.875%, 08/15/17............................. $  500 $   500,298
Toronto-Dominion Bank (The)
#   1.125%, 05/02/17.............................  2,700   2,699,905
Total Capital International SA
    1.500%, 02/17/17.............................  1,000   1,005,812
#   1.550%, 06/28/17.............................    300     302,440
Toyota Motor Credit Corp.
#   1.750%, 05/22/17.............................  2,000   2,021,584
Westpac Banking Corp.
    2.000%, 08/14/17.............................    673     680,071
                                                         -----------
TOTAL BONDS......................................         62,293,664
                                                         -----------

U.S. TREASURY OBLIGATIONS -- (9.0%)
U.S. Treasury Notes
    1.875%, 08/31/17.............................  4,000   4,084,324
    0.875%, 10/15/17.............................  4,500   4,511,074
                                                         -----------
TOTAL U.S. TREASURY OBLIGATIONS..................          8,595,398
                                                         -----------
TOTAL INVESTMENT SECURITIES......................         89,248,975
                                                         -----------

                                                    Shares    Value+
                                                    ------    ------
TEMPORARY CASH INVESTMENTS -- (0.2%)
State Street Institutional Liquid Reserves, 0.140%. 179,100 $   179,100
                                                            -----------

SECURITIES LENDING COLLATERAL -- (6.3%)
(S)@  DFA Short Term Investment Fund............... 521,621   6,035,153
                                                            -----------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $95,521,228)...............................          $95,463,228
                                                            ===========

Summary of the Portfolio's investments as of October 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   Investments in Securities (Market Value)
                                   ----------------------------------------
                                   Level 1    Level 2   Level 3    Total
                                   -------- ----------- ------- -----------
    Agency Obligations............       -- $18,359,913   --    $18,359,913
    Bonds.........................       --  62,293,664   --     62,293,664
    U.S. Treasury Obligations.....       --   8,595,398   --      8,595,398
    Temporary Cash Investments.... $179,100          --   --        179,100
    Securities Lending Collateral.       --   6,035,153   --      6,035,153
                                   -------- -----------   --    -----------
    TOTAL......................... $179,100 $95,284,128   --    $95,463,228
                                   ======== ===========   ==    ===========

                See accompanying Notes to Financial Statements.

                    LWAS/DFA TWO-YEAR GOVERNMENT PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               October 31, 2015

                                                                Face
                                                               Amount     Value+
                                                              -------- ------------
                                                               (000)
U.S. TREASURY OBLIGATIONS -- (99.9%)
U.S. Treasury Notes
  0.875%, 06/15/17........................................... $ 18,500 $ 18,569,856
  0.750%, 06/30/17...........................................   14,700   14,722,388
  0.875%, 07/15/17...........................................    3,800    3,812,814
  0.500%, 07/31/17...........................................   14,800   14,756,828
  0.875%, 08/15/17...........................................   14,100   14,143,146
  1.875%, 08/31/17...........................................   10,000   10,210,810
  1.000%, 09/15/17...........................................   23,300   23,418,620
  0.625%, 09/30/17...........................................   11,100   11,077,667
  0.875%, 10/15/17...........................................   22,900   22,956,357
                                                                       ------------
TOTAL U.S. TREASURY OBLIGATIONS..............................           133,668,486
                                                                       ------------
TOTAL INVESTMENT SECURITIES..................................           133,668,486
                                                                       ------------

                                                               Shares
                                                              --------
TEMPORARY CASH INVESTMENTS -- (0.1%)
State Street Institutional U.S. Government Money Market Fund.  110,532      110,532
                                                                       ------------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $133,849,050).........................................          $133,779,018
                                                                       ============

Summary of the Portfolio's investments as of October 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                  Investments in Securities (Market Value)
                                 ------------------------------------------
                                 Level 1    Level 2    Level 3    Total
                                 -------- ------------ ------- ------------
     U.S. Treasury Obligations..       -- $133,668,486   --    $133,668,486
     Temporary Cash Investments. $110,532           --   --         110,532
                                 -------- ------------   --    ------------
     TOTAL...................... $110,532 $133,668,486   --    $133,779,018
                                 ======== ============   ==    ============

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                  LWAS/DFA U.S. HIGH BOOK TO MARKET PORTFOLIO

                      STATEMENT OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2015
          (Amounts in thousands, except share and per share amounts)

ASSETS:
Investment in The U.S. Large Cap Value Series of The DFA Investment Trust Company (Affiliated Investment
 Company) at Value....................................................................................... $     59,541
Prepaid Expenses and Other Assets........................................................................            4
                                                                                                          ------------
     Total Assets........................................................................................       59,545
                                                                                                          ------------
LIABILITIES:
Payables:
  Fund Shares Redeemed...................................................................................           10
Accrued Expenses and Other Liabilities...................................................................           14
                                                                                                          ------------
     Total Liabilities...................................................................................           24
                                                                                                          ------------
NET ASSETS............................................................................................... $     59,521
                                                                                                          ============
SHARES OUTSTANDING, $0.01 PAR VALUE (1)..................................................................    3,182,817
                                                                                                          ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE................................................. $      18.70
                                                                                                          ============
Investment in Affiliated Investment Company at Cost...................................................... $     28,208
                                                                                                          ============
NET ASSETS CONSIST OF:
Paid-In Capital.......................................................................................... $     23,373
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)...................          107
Accumulated Net Realized Gain (Loss).....................................................................        4,708
Net Unrealized Appreciation (Depreciation)...............................................................       31,333
                                                                                                          ------------
NET ASSETS............................................................................................... $     59,521
                                                                                                          ============
(1) NUMBER OF SHARES AUTHORIZED..........................................................................  300,000,000
                                                                                                          ============

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2015
          (Amounts in thousands, except share and per share amounts)

                                                                                          LWAS/DFA      LWAS/DFA
                                                                                          Two-Year      Two-Year
                                                                                        Fixed Income   Government
                                                                                         Portfolio     Portfolio
                                                                                        ------------  ------------
ASSETS:
Investments at Value (including $5,908 and $0 of securities on loan, respectively)..... $     89,249  $    133,668
Temporary Cash Investments at Value & Cost.............................................          179           111
Collateral from Securities on Loan Invested in Affiliate at Value & Cost...............        6,035            --
Cash...................................................................................            1            --
Receivables:
  Investment Securities Sold...........................................................        2,446            --
  Interest.............................................................................          253           231
  Securities Lending Income............................................................            1            --
Prepaid Expenses and Other Assets......................................................            4             5
                                                                                        ------------  ------------
     Total Assets......................................................................       98,168       134,015
                                                                                        ------------  ------------
LIABILITIES:
Payables:..............................................................................
  Upon Return of Securities Loaned.....................................................        6,035            --
  Investment Securities Purchased......................................................          302            --
  Fund Shares Redeemed.................................................................           24           324
  Due to Advisor.......................................................................           12            17
Accrued Expenses and Other Liabilities.................................................           16            26
                                                                                        ------------  ------------
     Total Liabilities.................................................................        6,389           367
                                                                                        ------------  ------------
NET ASSETS............................................................................. $     91,779  $    133,648
                                                                                        ============  ============
SHARES OUTSTANDING, $0.01 PAR VALUE (1)................................................    9,160,308    13,499,330
                                                                                        ============  ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE............................... $      10.02  $       9.90
                                                                                        ============  ============
Investments at Cost.................................................................... $     89,307  $    133,738
                                                                                        ============  ============
NET ASSETS CONSIST OF:
Paid-In Capital........................................................................ $     91,558  $    133,312
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income).           68            55
Accumulated Net Realized Gain (Loss)...................................................          211           352
Net Unrealized Appreciation (Depreciation).............................................          (58)          (70)
                                                                                        ------------  ------------
NET ASSETS............................................................................. $     91,779  $    133,649
                                                                                        ============  ============
(1) NUMBER OF SHARES AUTHORIZED........................................................  300,000,000   300,000,000
                                                                                        ============  ============

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2015
                            (Amounts in thousands)

                                                                           LWAS/DFA
                                                                          U.S. High    LWAS/DFA    LWAS/DFA
                                                                           Book to     Two-Year    Two-Year
                                                                            Market   Fixed Income Government
                                                                          Portfolio*  Portfolio   Portfolio
                                                                          ---------- ------------ ----------
Investment Income
  Net Investment Income Allocated from Affiliated Investment Company:
  Dividends..............................................................  $ 1,468      $  --       $  --
  Income from Securities Lending.........................................       16         --          --
  Expenses Allocated from Affiliated Investment Company..................      (71)        --          --
                                                                           -------      -----       -----
     Total Net Investment Income Received from Affiliated Investment
      Company............................................................    1,413         --          --
                                                                           -------      -----       -----
Fund Investment Income
  Dividends..............................................................  $    --      $   1       $  --
  Interest...............................................................       --        697         844
  Income from Securities Lending.........................................       --          6          --
                                                                           -------      -----       -----
     Total Investment Income.............................................       --        704         844
                                                                           -------      -----       -----
Fund Expenses
  Investment Advisory Services Fees......................................       19        146         213
  Administrative Services Fees...........................................        4         --          --
  Accounting & Transfer Agent Fees.......................................        4          9          12
  Shareholder Servicing Fees.............................................       96         78         114
  Custodian Fees.........................................................       --          4           2
  Filing Fees............................................................       16         17          20
  Shareholders' Reports..................................................        9         12          17
  Directors'/Trustees' Fees & Expenses...................................       --         --           1
  Professional Fees......................................................        1          8          12
  Other..................................................................        6          8          10
                                                                           -------      -----       -----
     Total Expenses......................................................      155        282         401
                                                                           -------      -----       -----
  Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees
   Recovered by Advisor (Note C).........................................      (17)        --          --
                                                                           -------      -----       -----
  Net Expenses...........................................................      138        282         401
                                                                           -------      -----       -----
  Net Investment Income (Loss)...........................................    1,275        422         443
                                                                           -------      -----       -----
Realized and Unrealized Gain (Loss)
  Net Realized Gain (Loss) on:
    Investment Securities Sold...........................................    4,976        218         367
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities................................................   (5,532)      (102)       (250)
                                                                           -------      -----       -----
  Net Realized and Unrealized Gain (Loss)................................     (556)       116         117
                                                                           -------      -----       -----
Net Increase (Decrease) in Net Assets Resulting from Operations..........  $   719      $ 538       $ 560
                                                                           =======      =====       =====

----------
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                LWAS/DFA U.S. High Book LWAS/DFA Two-Year Fixed  LWAS/DFA Two-Year
                                                to Market Portfolio      Income Portfolio       Government Portfolio
                                                ----------------------  ----------------------  ------------------
                                                  Year        Year        Year        Year        Year       Year
                                                 Ended       Ended       Ended       Ended       Ended      Ended
                                                Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,   Oct. 31,
                                                  2015        2014        2015        2014        2015       2014
                                                --------    --------    --------    --------    --------   --------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)................. $  1,275    $  1,153    $    422    $    198    $    443   $    172
  Net Realized Gain (Loss) on:
    Investment Securities Sold.................    4,976       4,345         218         189         367        421
Change in Unrealized Appreciation
 (Depreciation) of:
  Investment Securities........................   (5,532)      4,401        (102)        (79)       (250)        16
     Net Increase (Decrease) in Net Assets
      Resulting from Operations................      719       9,899         538         308         560        609
                                                 --------    --------    --------    --------   --------   --------
Distributions From:
  Net Investment Income........................   (1,203)     (1,033)       (376)       (185)       (424)      (114)
  Net Short-Term Gains.........................      (68)         --        (108)        (67)       (411)      (135)
  Net Long-Term Gains..........................   (4,067)     (2,398)        (73)        (48)         --       (180)
                                                 --------    --------    --------    --------   --------   --------
     Total Distributions.......................   (5,338)     (3,431)       (557)       (300)       (835)      (429)
                                                 --------    --------    --------    --------   --------   --------
Capital Share Transactions (1):
  Shares Issued................................    1,865       2,290       6,920      14,953       9,826     19,318
  Shares Issued in Lieu of Cash Distributions..    5,338       3,431         557         300         836        428
  Shares Redeemed..............................  (11,277)    (11,241)    (14,640)    (11,026)    (21,970)   (19,900)
                                                 --------    --------    --------    --------   --------   --------
     Net Increase (Decrease) from Capital
      Share Transactions.......................   (4,074)     (5,520)     (7,163)      4,227     (11,308)      (154)
                                                 --------    --------    --------    --------   --------   --------
     Total Increase (Decrease) in Net
      Assets...................................   (8,693)        948      (7,182)      4,235     (11,583)        26
Net Assets
  Beginning of Year............................   68,214      67,266      98,961      94,726     145,231    145,205
                                                 --------    --------    --------    --------   --------   --------
  End of Year.................................. $ 59,521    $ 68,214    $ 91,779    $ 98,961    $133,648   $145,231
                                                 ========    ========    ========    ========   ========   ========
(1) Shares Issued and Redeemed:
  Shares Issued................................       98         119         691       1,493         992      1,952
  Shares Issued in Lieu of Cash Distributions..      294         186          56          30          85         43
  Shares Redeemed..............................     (592)       (578)     (1,462)     (1,101)     (2,219)    (2,011)
                                                 --------    --------    --------    --------   --------   --------
     Net Increase (Decrease) from Shares
      Issued and Redeemed......................     (200)       (273)       (715)        422      (1,142)       (16)
                                                 ========    ========    ========    ========   ========   ========
Undistributed Net Investment Income
 (Distributions in Excess of Net Investment
 Income)....................................... $    107    $    103    $     68    $     37    $     55   $     53

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                  LWAS/DFA U.S. HIGH BOOK TO MARKET PORTFOLIO

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                                                 LWAS/DFA U.S. High Book to Market Portfolio
                                                                                 -------------------------------------------
                                                                                   Year     Year     Year     Year     Year
                                                                                  Ended    Ended    Ended    Ended    Ended
                                                                                 Oct. 31, Oct. 31, Oct. 31, Oct. 31, Oct. 31,
                                                                                   2015     2014     2013     2012     2011
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year.............................................. $ 20.16  $ 18.40  $ 13.84  $ 11.96  $ 11.52
                                                                                 -------  -------  -------  -------  -------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)...............................................    0.38     0.32     0.28     0.25     0.20
 Net Gains (Losses) on Securities (Realized and Unrealized).....................   (0.23)    2.41     4.57     1.87     0.44
                                                                                 -------  -------  -------  -------  -------
   Total from Investment Operations.............................................    0.15     2.73     4.85     2.12     0.64
-----------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income..........................................................   (0.36)   (0.29)   (0.29)   (0.24)   (0.20)
 Net Realized Gains.............................................................   (1.25)   (0.68)      --       --       --
                                                                                 -------  -------  -------  -------  -------
   Total Distributions..........................................................   (1.61)   (0.97)   (0.29)   (0.24)   (0.20)
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year.................................................... $ 18.70  $ 20.16  $ 18.40  $ 13.84  $ 11.96
===============================================================================  ======== ======== ======== ======== ========
Total Return....................................................................    1.12%   15.38%   35.41%   18.01%    5.48%
-----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)............................................. $59,521  $68,214  $67,266  $60,916  $62,759
Ratio of Expenses to Average Net Assets (B).....................................    0.32%    0.34%    0.34%    0.34%    0.34%
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived), (Expenses
 Reimbursed), and/or Previously Waived Fees Recovered by Advisor) (B)...........    0.35%    0.34%    0.34%    0.34%    0.34%
Ratio of Net Investment Income to Average Net Assets............................    1.99%    1.67%    1.77%    1.93%    1.56%
-----------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                                LWAS/DFA Two-Year Fixed Income Portfolio
                                                              -------------------------------------------
                                                                Year     Year     Year     Year     Year
                                                               Ended    Ended    Ended    Ended    Ended
                                                              Oct. 31, Oct. 31, Oct. 31, Oct. 31, Oct. 31,
                                                                2015     2014     2013     2012     2011
-----------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year........................... $ 10.02  $ 10.02  $ 10.07  $ 10.10  $ 10.13
                                                              -------  -------  -------  -------  -------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)...........................    0.04     0.02     0.03     0.04     0.05
  Net Gains (Losses) on Securities (Realized and Unrealized).    0.02     0.01       --     0.03     0.03
                                                              -------  -------  -------  -------  -------
   Total from Investment Operations..........................    0.06     0.03     0.03     0.07     0.08
-----------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income......................................   (0.04)   (0.02)   (0.03)   (0.04)   (0.06)
  Net Realized Gains.........................................   (0.02)   (0.01)   (0.05)   (0.06)   (0.05)
                                                              -------  -------  -------  -------  -------
   Total Distributions.......................................   (0.06)   (0.03)   (0.08)   (0.10)   (0.11)
-----------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year................................. $ 10.02  $ 10.02  $ 10.02  $ 10.07  $ 10.10
============================================================= ======== ======== ======== ======== ========
Total Return.................................................    0.57%    0.31%    0.26%    0.75%    0.73%
-----------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).......................... $91,779  $98,961  $94,726  $89,326  $92,897
Ratio of Expenses to Average Net Assets......................    0.29%    0.28%    0.29%    0.30%    0.30%
Ratio of Net Investment Income to Average Net Assets.........    0.43%    0.20%    0.27%    0.40%    0.54%
Portfolio Turnover Rate......................................     238%     122%      57%     102%      98%
-----------------------------------------------------------------------------------------------------------

                                                                   LWAS/DFA Two-Year Government Portfolio
                                                              ------------------------------------------------
                                                                Year      Year      Year      Year      Year
                                                               Ended     Ended     Ended     Ended     Ended
                                                              Oct. 31,  Oct. 31,  Oct. 31,  Oct. 31,  Oct. 31,
                                                                2015      2014      2013      2012      2011
---------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year........................... $   9.92  $   9.91  $   9.96  $   9.98  $  10.07
                                                              --------  --------  --------  --------  --------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)...........................     0.03      0.01      0.01      0.02      0.04
  Net Gains (Losses) on Securities (Realized and Unrealized).     0.01      0.03      0.02      0.04      0.02
                                                              --------  --------  --------  --------  --------
   Total from Investment Operations..........................     0.04      0.04      0.03      0.06      0.06
---------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income......................................    (0.03)    (0.01)    (0.01)    (0.03)    (0.04)
  Net Realized Gains.........................................    (0.03)    (0.02)    (0.07)    (0.05)    (0.11)
                                                              --------  --------  --------  --------  --------
   Total Distributions.......................................    (0.06)    (0.03)    (0.08)    (0.08)    (0.15)
---------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year................................. $   9.90  $   9.92  $   9.91  $   9.96  $   9.98
============================================================= ========  ========  ========  ========  ========
Total Return.................................................     0.38%     0.39%     0.26%     0.50%     0.66%
---------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).......................... $133,648  $145,231  $145,205  $145,273  $178,442
Ratio of Expenses to Average Net Assets......................     0.28%     0.27%     0.28%     0.28%     0.29%
Ratio of Net Investment Income to Average Net Assets.........     0.31%     0.12%     0.05%     0.19%     0.41%
Portfolio Turnover Rate......................................      262%      225%      160%      111%      127%
---------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS


A. Organization:

   Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of fifteen portfolios, three of which, LWAS/DFA U.S. High Book to Market Portfolio, LWAS/DFA Two-Year Fixed Income Portfolio and LWAS/DFA Two-Year Government Portfolio (the "Portfolios"), are presented in this report. The remaining operational portfolios are presented in separate reports.

   LWAS/DFA U.S. High Book to Market Portfolio ("Feeder Fund") primarily invests its assets in The U.S. Large Cap Value Series (the "Series"), a corresponding series of The DFA Investment Trust Company. At October 31, 2015, the Feeder Fund owned less than 1% of the Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Feeder Fund.

B. Significant Accounting Policies:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Portfolios utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)

   Debt securities held by LWAS/DFA Two-Year Fixed Income Portfolio and LWAS/DFA Two-Year Government Portfolio are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities which are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. These valuations are generally categorized as Level 2 in the hierarchy. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   The Feeder Fund's investment reflects its proportionate interest in the net assets of the Series. These valuations are classified as Level 1 in the hierarchy.

   A summary of the inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Schedules of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   For the year ended October 31, 2015, there were no significant transfers between Level 1 and Level 2 and no significant Level 3 investments held by the Portfolios.

   2. Deferred Compensation Plan: Each eligible Director/Trustee of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors/Trustees may defer payment of all or a portion of their total fees earned as a Director/Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

   Each Director/Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director/Trustee shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's/Trustee's deferred compensation until a date specified by such Director/Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director/Trustee ceases to be a member of the Board; and (ii) five years following the effective date of the Director's/Trustee's first deferral election. If a Director/Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's/Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director/Trustee ceases to be a member of the Board (unless the Director/Trustee files an amended Notice selecting a different distribution date). As of October 31, 2015, none of the Directors/Trustees have requested or received a distribution of proceeds of a deferred fee account.

   3. Other: The Feeder Fund recognizes its pro-rata share of net investment income and realized and unrealized gains/losses of investment securities, on a daily basis, from its Series, which is treated as a partnership for federal income tax purposes. Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities, utilizing the effective interest method. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or Portfolios are allocated using methods approved by the Board, generally based on average net assets.

C. Investment Advisor:

   The Advisor, Dimensional Fund Advisors LP, provides investment advisory services to the Portfolios. Prior to July 21, 2015, the Advisor received no compensation for the investment advisory services it provided to the Feeder Fund. On May 8, 2015 and June 10, 2015 at a Special Joint Meeting of Shareholders, shareholders of the Portfolios approved new investment management agreements, which became effective July 21, 2015, that provide a uniform agreement that increases transparency and better describes all of the services that the Advisor provides to each Portfolio. For each non-Feeder Portfolio, the rate charged under the new investment management agreement for investment management services is equal to the rate charged under the Portfolio's previous investment advisory agreement with the Advisor. For the Feeder Fund, the new investment management agreement replaced the Feeder Fund's investment advisory agreement (that provided for no investment advisory fee at the Feeder Fund level) and administration agreement and charges a rate equal to the combination of the rate charged under the Feeder Fund's previous administration agreement with the Advisor and the rate of the advisory fee charged by the Advisor to the Series in which the Feeder Fund invests. In order to prevent the Feeder Fund from being subject to a higher level of investment management fees, the Advisor will permanently waive the Feeder Fund's investment management fee in the circumstances described below. For the year ended October 31, 2015, the non-Feeder Portfolios' investment advisory services/management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

                                                        Advisory
                                                      Services Fees
                                                      -------------
            LWAS/DFA Two-Year Fixed Income Portfolio.     0.15%
            LWAS/DFA Two-Year Government Portfolio...     0.15%

   Prior to July 21, 2015, the Feeder Fund paid fees to the Advisor pursuant to an administration agreement for administrative services, including supervision of services provided by others, providing information to shareholders and the Board, and other administrative services, that were accrued daily and paid monthly based on an effective annual rate of 0.01% of the Feeder Fund's average daily net assets. Effective July 21, 2015, the Feeder Fund's investment advisory services/management fees pursuant to the new investment management agreement were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.11% of the Feeder Fund's average daily net assets.

   Effective July 21, 2015, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of the Feeder Fund to the extent necessary to limit the total management fees paid to the Advisor by the Feeder Fund, including the proportionate share of the management fees the Feeder Fund pays indirectly through its investment in other funds managed by the Advisor, to 0.11% of the average net assets of a class of the Feeder Fund on an annualized basis. The Fee Waiver Agreement for the Feeder Fund will remain in effect permanently, unless terminated by the Fund.

   In addition, pursuant to a Client Service Agreement with LWI Financial Inc. ("LWIF"), the Portfolios pay monthly Shareholder Servicing Fees to LWIF at the following effective annual rates of their average daily net assets:

                                                        Shareholder
                                                       Servicing Fees
                                                       --------------
          LWAS/DFA U.S. High Book to Market Portfolio.      0.15%
          LWAS/DFA Two-Year Fixed Income Portfolio....      0.08%
          LWAS/DFA Two-Year Government Portfolio......      0.08%

Fees Paid to Officers and Directors/Trustees:

   Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the year ended October 31, 2015, the total related amounts paid by the Fund to the CCO were $30 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

   At October 31, 2015, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

                LWAS/DFA U.S. High Book to Market Portfolio. $3
                LWAS/DFA Two-Year Fixed Income Portfolio....  4
                LWAS/DFA Two-Year Government Portfolio......  7

E. Purchases and Sales of Securities:

   For the year ended October 31, 2015, the Portfolios made the following purchases and sales of investment securities, other than short-term securities (amounts in thousands):

                                           U.S. Government Securities Other Investment Securities
                                           -------------------------- ---------------------------
                                           Purchases      Sales       Purchases       Sales
                                           ---------       --------   ---------        -------
 LWAS/DFA Two-Year Fixed Income Portfolio. $128,910      $140,070      $96,406       $91,588
 LWAS/DFA Two-Year Government Portfolio...  370,728       381,479           --            --

F. Federal Income Taxes:

   Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains or losses, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2015, primarily attributable to tax equalization, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

                                                                Increase       Increase
                                                               (Decrease)     (Decrease)
                                                Increase     Undistributed   Accumulated
                                               (Decrease)    Net Investment  Net Realized
                                             Paid-In Capital     Income     Gains (Losses)
                                             --------------- -------------- --------------
LWAS/DFA U.S. High Book to Market Portfolio.      $334            $(68)         $(266)
LWAS/DFA Two-Year Fixed Income Portfolio....        22             (15)            (7)
LWAS/DFA Two-Year Government Portfolio......        32             (17)           (15)

   The tax character of dividends and distributions declared and paid during the years ended October 31, 2014 and October 31, 2015 were as follows (amounts in thousands):

                                             Net Investment
                                               Income and
                                               Short-Term     Long-Term   Tax Exempt
                                             Capital Gains  Capital Gains   Income   Total
                                             -------------- ------------- ---------- ------
LWAS/DFA U.S. High Book to Market Portfolio
2014........................................     $1,033        $2,398         --     $3,431
2015........................................      1,271         4,067         --      5,338
LWAS/DFA Two-Year Fixed Income Portfolio
2014........................................        252            48         --        300
2015........................................        484            73         --        557
LWAS/DFA Two-Year Government Portfolio
2014........................................        249           180         --        429
2015........................................        836            --         --        836

   At October 31, 2015, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the utilization of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

                                             Net Investment
                                               Income and
                                               Short-Term     Long-Term
                                             Capital Gains  Capital Gains Total
                                             -------------- ------------- -----
LWAS/DFA U.S. High Book to Market Portfolio.      $68           $266      $334
LWAS/DFA Two-Year Fixed Income Portfolio....       22             --        22
LWAS/DFA Two-Year Government Portfolio......       32             --        32

   At October 31, 2015, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                                   Undistributed                                               Total Net
                                   Net Investment                                            Distributable
                                     Income and   Undistributed                 Unrealized     Earnings
                                     Short-Term     Long-Term   Capital Loss   Appreciation  (Accumulated
                                   Capital Gains  Capital Gains Carryforwards (Depreciation)    Losses)
                                   -------------- ------------- ------------- -------------- -------------
LWAS/DFA U.S. High Book to Market
  Portfolio.......................      $111         $4,712          --          $31,330        $36,153
LWAS/DFA Two-Year Fixed Income
  Portfolio.......................       277              5          --              (58)           224
LWAS/DFA Two-Year Government
  Portfolio.......................       413             --          --              (70)           343

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by the Portfolios after October 31, 2011 will not be subject to expiration and will retain their character as either short-term or long-term capital losses. In addition, such losses must be utilized prior to the losses incurred in the years preceding enactment. As of October 31, 2015, the Portfolios had no capital loss carryforwards available to offset future realized capital gains.

   During the year ended October 31, 2015, the Portfolios did not use capital loss carryforwards.

   At October 31, 2015, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                                   Net Unrealized
                                             Federal Tax  Unrealized   Unrealized   Appreciation
                                                Cost     Appreciation Depreciation (Depreciation)
                                             ----------- ------------ ------------ --------------
LWAS/DFA U.S. High Book to Market Portfolio.  $ 28,211     $31,330          --        $31,330
LWAS/DFA Two-Year Fixed Income Portfolio....    95,521          29       $ (87)           (58)
LWAS/DFA Two-Year Government Portfolio......   133,849          30        (100)           (70)

   The difference between book basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales and investments in passive foreign investment companies.

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed each Portfolio's tax positions and has concluded that no additional provision for income tax is required in any Portfolio's financial statements. No Portfolio is aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Portfolio's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Line of Credit and Interfund Lending Program:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 1, 2015 with its domestic custodian bank. A line of credit with similar terms was in effect through March 31, 2015. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 30, 2016.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit with its international custodian bank effective January 9, 2015. A line of credit with similar terms was in effect through January 8, 2015. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 8, 2016.

   There were no borrowings by the Portfolios under the lines of credit during the year ended October 31, 2015.

   Pursuant to an exemptive order issued by the SEC (the "Order"), the Portfolios may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice. The Portfolios did not utilize the interfund lending program during the year ended October 31, 2015.

H. Indemnitees; Contractual Obligations:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

I. Other:

   At October 31, 2015, the following number of shareholders held the following approximate percentages of the stated Portfolios' outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

                                                               Approximate
                                                                Percentage
                                                  Number of   of Outstanding
                                                 Shareholders     Shares
    -                                            ------------ --------------
    LWAS/DFA U.S. High Book to Market Portfolio.      2             93%
    LWAS/DFA Two-Year Fixed Income Portfolio....      3             97%
    LWAS/DFA Two-Year Government Portfolio......      2             97%

   The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, described below, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buyout transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

   The U.S. Large Cap Value Series has been named as a defendant in a multi-district litigation pending in the United States District Court for the Southern District of New York (the "Court"), captioned In re Tribune Company Fraudulent Conveyance Litigation, No. 11-MD-2296-RJS (the "Tribune MDL"). The Tribune MDL arises from the 2007 leveraged buyout of The Tribune Company ("Tribune") (the "LBO") and Tribune's subsequent bankruptcy and reorganization. In connection with the LBO, thousands of Tribune shareholders, including The U.S. Large Cap Value Series, sold Tribune shares back to Tribune for $34 per share. The Tribune MDL includes a series of lawsuits brought by individual creditors of Tribune (the "Individual Creditor Actions") and a lawsuit brought by a court-appointed trustee on behalf of the committee of unsecured creditors of Tribune (the "Committee Action," and with the Individual Creditor Actions, collectively referred to as the "Lawsuits"). The Lawsuits seek to unwind the LBO stock repurchases as fraudulent transfers and recover the stock repurchase proceeds paid to the Tribune shareholders who participated in the LBO. On September 23, 2013, the Court entered an order dismissing the Individual Creditor Actions in their entirety on the grounds that the individual creditor plaintiffs lack standing to pursue their claims. The Court's dismissal order is on appeal to the Second Circuit. Oral argument on the appeal was held on November 5, 2014, and the parties await the Second Circuit's ruling. The Committee Action remains pending, and a motion to dismiss on behalf of all shareholder defendants in the Committee Action was filed on May 23, 2014. The motion to dismiss is fully briefed, and the parties await the scheduling of oral argument on the motion. The Committee Action is stayed pending the disposition of the motion to dismiss.

   Litigation counsel to The U.S. Large Cap Value Series in the Lawsuits does not believe that it is possible, at this early stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The U.S. Large Cap Value Series arising from the Lawsuits. Until The U.S. Large Cap Value Series can do so, no reduction of the net asset value of The U.S. Large Cap Value Series will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery the plaintiffs seek, the amount would be less than 1% of The U.S. Large Cap Value Series' net asset value at this time.

   The U.S. Large Cap Value Series also cannot quantify the cost of the Lawsuits that could potentially be deducted from its net asset value. Therefore, at this time, those investors buying or redeeming shares of The U.S. Large Cap Value Series will pay or receive, as the case may be, a price based on the net asset value of The U.S. Large Cap Value Series, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be taken as expenses by The U.S. Large Cap Value Series as incurred and in a manner similar to any other expense incurred by The U.S. Large Cap Value Series.

J. Subsequent Event Evaluations:

   Management has evaluated the impact of all subsequent events on the Portfolios and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of Dimensional Investment Group Inc. and Shareholders of the Portfolios, as defined:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of LWAS/DFA U.S. High Book to Market Portfolio, LWAS/DFA Two-Year Fixed Income Portfolio and LWAS/DFA Two-Year Government Portfolio (constituting portfolios within Dimensional Investment Group Inc., hereafter referred to as the "Portfolios") at October 31, 2015, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolios' management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2015 by correspondence with the custodian, broker and transfer agents of the investee funds, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 18, 2015

                      RESULTS OF THE SHAREHOLDER MEETING

                                  (Unaudited)

   On May 8, 2015 and June 10, 2015, Dimensional Investment Group Inc. ("DIG") held a Special Joint Meeting of Shareholders for the purpose of voting on several proposals affecting DIG and the Portfolios, including, among other items, the election of Directors, the approval of an updated investment management agreement, and the amendment of certain fundamental investment limitations. The shareholders of the Portfolios approved each of the applicable proposals for DIG and the Portfolios presented at the Meeting. Listed below are the voting results from the Meeting. Please note that not all Proposals presented at the Meeting were voted on by each Portfolio. Additionally, the Proposal numbers reflected below correlate to the Proposal numbers presented for vote at the Meeting.

DIG

Proposal 1: Election of Directors/Trustees*

                                          % Voted % FOR             % Voted  % WITHHOLD
                                  FOR       FOR   of O/S  WITHHOLD  WITHHOLD   of O/S
                              ----------- ------- ------ ---------- -------- ----------
(a) David G. Booth........... 939,783,101 98.41%  59.42% 15,145,259  1.59%     0.96%
(b) George M. Constantinides. 939,783,293 98.41%  59.42% 15,145,070  1.59%     0.96%
(c) John P. Gould............ 939,232,722 98.36%  59.38% 15,695,640  1.64%     0.99%
(d) Roger G. Ibbotson........ 939,903,967 98.43%  59.43% 15,024,396  1.57%     0.95%
(e) Edward P. Lazear......... 939,691,278 98.40%  59.41% 15,237,082  1.60%     0.96%
(f) Eduardo A. Repetto....... 939,908,854 98.43%  59.43% 15,019,506  1.57%     0.95%
(g) Myron S. Scholes......... 939,391,166 98.37%  59.39% 15,537,193  1.63%     0.98%
(h) Abbie J. Smith........... 938,479,338 98.28%  59.34% 16,449,025  1.72%     1.04%

*  Results are for all Portfolios within DIG

LWAS/DFA Two-Year Fixed Income Portfolio

Proposal 1: Election of Directors/Trustees

                                        % Voted % FOR           % Voted  % WITHHOLD
                                 FOR      FOR   of O/S WITHHOLD WITHHOLD   of O/S
                              --------- ------- ------ -------- -------- ----------
(a) David G. Booth........... 5,267,311 96.86%  53.77% 170,562   3.14%     1.74%
(b) George M. Constantinides. 5,267,311 96.86%  53.77% 170,562   3.14%     1.74%
(c) John P. Gould............ 5,267,311 96.86%  53.77% 170,562   3.14%     1.74%
(d) Roger G. Ibbotson........ 5,267,311 96.86%  53.77% 170,562   3.14%     1.74%
(e) Edward P. Lazear......... 5,267,311 96.86%  53.77% 170,562   3.14%     1.74%
(f) Eduardo A. Repetto....... 5,267,311 96.86%  53.77% 170,562   3.14%     1.74%
(g) Myron S. Scholes......... 5,267,311 96.86%  53.77% 170,562   3.14%     1.74%
(h) Abbie J. Smith........... 5,273,241 96.97%  53.83% 164,632   3.03%     1.68%

Proposal 2: Approval of a "Manager of Managers" Structure

           % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN  Broker   % Broker
FOR          FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S   Non-Vote  Non-Vote
---        ------- ------ ------- ------- --------- ------- ------- --------- --------- --------
3,781,197  69.53%  38.60% 56,053   1.03%    0.57%   231,550  4.26%    2.36%   1,369,073  25.18%

Proposal 3a: Approval of New Sub-Advisory Agreement with DFA Australia Limited

           % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN  Broker   % Broker
FOR          FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S   Non-Vote  Non-Vote
---        ------- ------ ------- ------- --------- ------- ------- --------- --------- --------
3,851,867  70.83%  39.32% 34,370   0.63%    0.35%   182,564  3.36%    1.86%   1,369,073  25.18%

Proposal 3b: Approval of New Sub-Advisory Agreement with Dimensional Fund Advisors Ltd.

           % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN  Broker   % Broker
FOR          FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S   Non-Vote  Non-Vote
---        ------- ------ ------- ------- --------- ------- ------- --------- --------- --------
3,851,867  70.83%  39.32% 34,370   0.63%    0.35%   182,564  3.36%    1.86%   1,369,073  25.18%

Proposal 4: Approval of an Updated Investment Management Agreement with Dimensional Fund Advisors LP

           % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN  Broker   % Broker
FOR          FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S   Non-Vote  Non-Vote
---        ------- ------ ------- ------- --------- ------- ------- --------- --------- --------
3,846,560  70.74%  39.27% 39,676   0.73%    0.41%   182,564  3.36%    1.86%   1,369,073  25.18%

Proposal 5: Approval of an Amendment to the Fundamental Investment Limitation Regarding Investment in Commodities

           % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN  Broker   % Broker
FOR          FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S   Non-Vote  Non-Vote
---        ------- ------ ------- ------- --------- ------- ------- --------- --------- --------
3,835,211  70.53%  39.15% 35,517   0.65%    0.36%   198,072  3.64%    2.02%   1,369,073  25.18%

Proposal 6: Approval of an Amendment to the Fundamental Investment Limitation Regarding Industry Concentration

           % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN  Broker   % Broker
FOR          FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S   Non-Vote  Non-Vote
---        ------- ------ ------- ------- --------- ------- ------- --------- --------- --------
3,835,740  70.54%  39.16% 34,988   0.64%    0.36%   198,072  3.64%    2.02%   1,369,073  25.18%

LWAS/DFA Two-Year Government Portfolio

Proposal 1: Election of Directors/Trustees

                                        % Voted % FOR           % Voted  % WITHHOLD
                                 FOR      FOR   of O/S WITHHOLD WITHHOLD   of O/S
                              --------- ------- ------ -------- -------- ----------
(a) David G. Booth........... 7,624,881 97.69%  51.75% 180,685   2.31%     1.23%
(b) George M. Constantinides. 7,627,466 97.72%  51.77% 178,100   2.28%     1.21%
(c) John P. Gould............ 7,627,466 97.72%  51.77% 178,100   2.28%     1.21%
(d) Roger G. Ibbotson........ 7,627,466 97.72%  51.77% 178,100   2.28%     1.21%
(e) Edward P. Lazear......... 7,627,466 97.72%  51.77% 178,100   2.28%     1.21%
(f) Eduardo A. Repetto....... 7,627,466 97.72%  51.77% 178,100   2.28%     1.21%
(g) Myron S. Scholes......... 7,624,881 97.69%  51.75% 180,685   2.31%     1.23%
(h) Abbie J. Smith........... 7,630,049 97.75%  51.79% 175,517   2.25%     1.19%

Proposal 4: Approval of an Updated Investment Management Agreement with Dimensional Fund Advisors LP

           % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN  Broker   % Broker
FOR          FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S   Non-Vote  Non-Vote
---        ------- ------ ------- ------- --------- ------- ------- --------- --------- --------
5,486,446  70.29%  37.24% 110,181  1.41%    0.75%   98,023   1.26%    0.67%   2,110,916  27.04%

Proposal 5: Approval of an Amendment to the Fundamental Investment Limitation Regarding Investment in Commodities

           % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN  Broker   % Broker
FOR          FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S   Non-Vote  Non-Vote
---        ------- ------ ------- ------- --------- ------- ------- --------- --------- --------
5,479,200  70.20%  37.19% 114,928  1.47%    0.78%   100,522  1.29%    0.68%   2,110,916  27.04%

LWAS/DFA U.S. High Book to Market Portfolio

Proposal 1: Election of Directors/Trustees

                                        % Voted % FOR           % Voted  % WITHHOLD
                                 FOR      FOR   of O/S WITHHOLD WITHHOLD   of O/S
                              --------- ------- ------ -------- -------- ----------
(a) David G. Booth........... 1,785,126 96.24%  51.79%  69,665   3.76%     2.02%
(b) George M. Constantinides. 1,785,832 96.28%  51.81%  68,960   3.72%     2.00%
(c) John P. Gould............ 1,785,832 96.28%  51.81%  68,960   3.72%     2.00%
(d) Roger G. Ibbotson........ 1,785,832 96.28%  51.81%  68,960   3.72%     2.00%
(e) Edward P. Lazear......... 1,787,751 96.39%  51.87%  67,040   3.61%     1.95%
(f) Eduardo A. Repetto....... 1,787,751 96.39%  51.87%  67,040   3.61%     1.95%
(g) Myron S. Scholes......... 1,775,926 95.75%  51.52%  78,866   4.25%     2.29%
(h) Abbie J. Smith........... 1,786,756 96.33%  51.84%  68,035   3.67%     1.97%

Proposal 4: Approval of an Updated Investment Management Agreement with Dimensional Fund Advisors LP

           % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN  Broker  % Broker
FOR          FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S   Non-Vote Non-Vote
---        ------- ------ ------- ------- --------- ------- ------- --------- -------- --------
1,506,915  81.24%  43.72% 42,104   2.27%    1.22%   52,927   2.85%    1.54%   252,845   13.63%

Proposal 5: Approval of an Amendment to the Fundamental Investment Limitation Regarding Investment in Commodities

           % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN  Broker  % Broker
FOR          FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S   Non-Vote Non-Vote
---        ------- ------ ------- ------- --------- ------- ------- --------- -------- --------
1,507,855  81.30%  43.75% 42,851   2.31%    1.24%   51,239   2.76%    1.49%   252,845   13.63%

Proposal 7: Election of Trustees of Master Fund

                                        % Voted % FOR           % Voted  % WITHHOLD
                                 FOR      FOR   of O/S WITHHOLD WITHHOLD   of O/S
                              --------- ------- ------ -------- -------- ----------
(a) David G. Booth........... 1,771,691 95.52%  51.40%  83,101   4.48%     2.41%
(b) George M. Constantinides. 1,772,396 95.56%  51.42%  82,395   4.44%     2.39%
(c) John P. Gould............ 1,773,176 95.60%  51.44%  81,615   4.40%     2.37%
(d) Roger G. Ibbotson........ 1,772,470 95.56%  51.42%  82,321   4.44%     2.39%
(e) Edward P. Lazear......... 1,773,176 95.60%  51.44%  81,615   4.40%     2.37%
(f) Eduardo A. Repetto....... 1,773,176 95.60%  51.44%  81,615   4.40%     2.37%
(g) Myron S. Scholes......... 1,763,630 95.09%  51.17%  91,161   4.91%     2.64%
(h) Abbie J. Smith........... 1,773,681 95.63%  51.46%  81,110   4.37%     2.35%

Proposal 9: Approval of an Updated Investment Management Agreement Between Dimensional Fund Advisors LP and Master Fund

           % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN  Broker  % Broker
FOR          FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S   Non-Vote Non-Vote
---        ------- ------ ------- ------- --------- ------- ------- --------- -------- --------
1,508,354  81.32%  43.76% 53,144   2.87%    1.54%   40,449   2.18%    1.17%   252,845   13.63%

Proposal 10: Approval of an Amendment to the Fundamental Investment Limitation Regarding Investment in Commodities of Master Fund

           % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN  Broker  % Broker
FOR          FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S   Non-Vote Non-Vote
---        ------- ------ ------- ------- --------- ------- ------- --------- -------- --------
1,508,988  81.36%  43.78% 53,144   2.87%    1.54%   39,814   2.15%    1.16%   252,845   13.63%

                        DFA INVESTMENT DIMENSIONS GROUP

                              PERFORMANCE CHARTS
                                  (Unaudited)

--------------------------------------------------------------------------------
LWAS/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO VS.
MSCI WORLD EX USA INDEX (NET DIV.)
October 31, 2005-October 31, 2015

                                    [CHART]


                            LWAS/DFA International            MSCI World
                                 High Book to                ex USA Index
                               Market Portfolio             (net dividends)
                          -------------------------        ---------------
  10/31/2005                      $10,000                     $10,000
  11/30/2005                       10,180                      10,265
  12/31/2005                       10,677                      10,741
   1/31/2006                       11,401                      11,420
   2/28/2006                       11,512                      11,382
   3/31/2006                       11,997                      11,743
   4/30/2006                       12,598                      12,304
   5/31/2006                       12,089                      11,837
   6/30/2006                       12,008                      11,822
   7/31/2006                       12,189                      11,932
   8/31/2006                       12,606                      12,271
   9/30/2006                       12,777                      12,262
  10/31/2006                       13,344                      12,746
  11/30/2006                       13,785                      13,126
  12/31/2006                       14,319                      13,502
   1/31/2007                       14,585                      13,584
   2/28/2007                       14,572                      13,693
   3/31/2007                       15,042                      14,044
   4/30/2007                       15,795                      14,683
   5/31/2007                       16,335                      15,009
   6/30/2007                       16,209                      15,024
   7/31/2007                       15,753                      14,816
   8/31/2007                       15,575                      14,602
   9/30/2007                       16,386                      15,432
  10/31/2007                       17,176                      16,102
  11/30/2007                       16,134                      15,473
  12/31/2007                       15,786                      15,182
   1/31/2008                       14,502                      13,813
   2/29/2008                       14,316                      14,063
   3/31/2008                       14,482                      13,863
   4/30/2008                       15,125                      14,633
   5/31/2008                       15,132                      14,855
   6/30/2008                       13,632                      13,700
   7/31/2008                       13,244                      13,212
   8/31/2008                       12,688                      12,702
   9/30/2008                       11,205                      10,868
  10/31/2008                        8,392                       8,607
  11/30/2008                        7,877                       8,140
  12/31/2008                        8,455                       8,569
   1/31/2009                        7,285                       7,770
   2/28/2009                        6,390                       6,983
   3/31/2009                        7,086                       7,443
   4/30/2009                        8,396                       8,403
   5/31/2009                        9,636                       9,466
   6/30/2009                        9,489                       9,368
   7/31/2009                       10,610                      10,248
   8/31/2009                       11,217                      10,739
   9/30/2009                       11,792                      11,182
  10/31/2009                       11,323                      11,002
  11/30/2009                       11,652                      11,275
  12/31/2009                       11,784                      11,454
   1/31/2010                       11,108                      10,917
   2/28/2010                       11,144                      10,906
   3/31/2010                       12,018                      11,608
   4/30/2010                       11,816                      11,435
   5/31/2010                       10,428                      10,173
   6/30/2010                       10,235                      10,026
   7/31/2010                       11,524                      10,953
   8/31/2010                       10,958                      10,626
   9/30/2010                       12,129                      11,645
  10/31/2010                       12,552                      12,060
  11/30/2010                       11,911                      11,549
  12/31/2010                       13,022                      12,479
   1/31/2011                       13,578                      12,748
   2/28/2011                       14,030                      13,220
   3/31/2011                       13,642                      12,956
   4/30/2011                       14,368                      13,661
   5/31/2011                       13,836                      13,256
   6/30/2011                       13,646                      13,067
   7/31/2011                       13,211                      12,852
   8/31/2011                       11,789                      11,765
   9/30/2011                       10,502                      10,584
  10/31/2011                       11,510                      11,613
  11/30/2011                       11,125                      11,076
  12/31/2011                       10,821                      10,956
   1/31/2012                       11,551                      11,547
   2/29/2012                       12,154                      12,182
   3/31/2012                       12,049                      12,092
   4/30/2012                       11,613                      11,887
   5/31/2012                       10,179                      10,531
   6/30/2012                       10,898                      11,221
   7/31/2012                       10,855                      11,361
   8/31/2012                       11,299                      11,685
   9/30/2012                       11,698                      12,040
  10/31/2012                       11,842                      12,125
  11/30/2012                       12,030                      12,380
  12/31/2012                       12,623                      12,754
   1/31/2013                       13,215                      13,381
   2/28/2013                       12,810                      13,248
   3/31/2013                       12,845                      13,353
   4/30/2013                       13,485                      13,961
   5/31/2013                       13,313                      13,648
   6/30/2013                       12,848                      13,137
   7/31/2013                       13,722                      13,836
   8/31/2013                       13,626                      13,658
   9/30/2013                       14,637                      14,623
  10/31/2013                       15,147                      15,113
  11/30/2013                       15,195                      15,206
  12/31/2013                       15,535                      15,435
   1/31/2014                       14,964                      14,812
   2/28/2014                       15,804                      15,620
   3/31/2014                       15,698                      15,550
   4/30/2014                       15,954                      15,796
   5/31/2014                       16,124                      16,040
   6/30/2014                       16,335                      16,268
   7/31/2014                       15,953                      15,978
   8/31/2014                       15,953                      15,991
   9/30/2014                       15,259                      15,334
  10/31/2014                       14,998                      15,090
  11/30/2014                       14,998                      15,276
  12/31/2014                       14,441                      14,768
   1/31/2015                       14,333                      14,715
   2/28/2015                       15,357                      15,595
   3/31/2015                       15,043                      15,334
   4/30/2015                       15,852                      15,998
   5/31/2015                       15,852                      15,859
   6/30/2015                       15,391                      15,408
   7/31/2015                       15,245                      15,652
   8/31/2015                       14,112                      14,512          Past performance is not predictive of
   9/30/2015                       13,149                      13,780          future performance.
  10/31/2015                       14,159                      14,816          The returns shown do not reflect the
                                                                               deduction of taxes that a shareholder
           Average Annual          One         Five         Ten                would pay on fund distributions or the
           Total Return            Year        Years       Years               redemption of fund shares.
           ------------------------------------------------------------        MSCI data copyright MSCI 2015, all
                                  -5.59%       2.44%       3.54%               rights reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     MANAGEMENT'S DISCUSSION AND ANALYSIS
                                  (Unaudited)


 International Equity Market Review          12 Months Ended October 31, 2015

   Performance of non-U.S. developed markets was varied for the period. Small-cap stocks and growth stocks had positive returns while large-cap stocks and value stocks had negative returns. As measured by the MSCI World ex USA indices, small-cap stocks outperformed large-cap stocks, and growth stocks outperformed value stocks.

                       12 Months Ended October 31, 2015
                       --------------------------------

                                              Return in U.S. Dollars
           -                                  ----------------------
           MSCI World ex USA Index...........         -1.81%
           MSCI World ex USA Small cap Index.          4.66%
           MSCI World ex USA Value Index.....         -5.92%
           MSCI World ex USA Growth Index....          2.33%

   During the period, the U.S. dollar (USD) appreciated against most developed markets currencies, decreasing USD-denominated returns in developed markets.

                           12 Months Ended October 31, 2015
                            --------------------------------

Ten Largest Foreign Developed Markets by Market Cap  Local Return Return in U.S. Dollars
---------------------------------------------------  ------------ ----------------------
                  United Kingdom....................     0.01%            -3.45%
                  Japan.............................    17.41%             9.07%
                  Canada............................    -5.27%           -18.37%
                  France............................    18.69%             4.64%
                  Switzerland.......................     3.70%             1.25%
                  Germany...........................    16.20%             2.45%
                  Australia.........................    -2.25%           -20.66%
                  Spain.............................     0.50%           -11.40%
                  Hong Kong.........................    -1.73%            -1.67%
                  Sweden............................     9.47%            -4.59%

----------
Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2015, all rights reserved.

Master-Feeder Structure

   Certain portfolios described below, called "Feeder Funds," do not buy individual securities directly; instead, these portfolios invest in corresponding funds called "Master Funds." Master Funds, in turn, purchase stocks and/or other securities.

International Equity Portfolio's Performance Overview

LWAS/DFA International High Book to Market Portfolio

   The LWAS/DFA International High Book to Market Portfolio seeks to capture the returns of international large-cap value stocks by purchasing shares of The DFA International Value Series, a Master Fund that invests in such stocks. Value is measured primarily by book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2015, the Master Fund held approximately 520 securities in 22 eligible developed countries. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Master Fund's assets.

   For the 12 months ending October 31, 2015, total returns were -5.59% for the Portfolio and -1.81% for the MSCI World ex USA Index (net dividends). As a result of the Master Fund's diversified investment approach, performance was determined principally by broad trends in international equity markets rather than the behavior of a limited number of stocks. The Master Fund had significantly greater exposure than the Index to value stocks. Value stocks generally underperformed during the period, which detracted from the Portfolio's performance relative to the Index. Differences in the valuation timing and methodology between the Master Fund and the Index generally detracted from the Portfolio's relative performance. The Master Fund prices foreign exchange rates at the closing of the U.S. markets while the Index uses rates at 4 p.m. London time. The Master Fund also may use fair value pricing to price certain portfolio securities at the closing of the U.S. markets while the Index uses local market closing prices.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

             LWAS/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO

                          DISCLOSURE OF FUND EXPENSES
                                  (Unaudited)

   The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Table below illustrates your fund's costs in two ways.

   Actual Fund Return

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   Hypothetical Example for Comparison Purposes

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                                              Six Months Ended October 31, 2015
EXPENSE TABLE
                                                        Beginning  Ending              Expenses
                                                         Account  Account   Annualized   Paid
                                                          Value    Value     Expense    During
                                                        05/01/15  10/31/15    Ratio*   Period*
                                                        --------- --------- ---------- --------

LWAS/DFA International High Book to Market Portfolio**
------------------------------------------------------
Actual Fund Return..................................... $1,000.00 $  893.20    0.47%    $2.24
Hypothetical 5% Annual Return.......................... $1,000.00 $1,022.84    0.47%    $2.40

----------

* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.

**The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the indirect payment of the Feeder Fund's portion of the expenses of its Master Fund (Affiliated Investment Company).

                     DFA INVESTMENT DIMENSIONS GROUP INC.

             LWAS/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (Unaudited)


   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on September 29, 2015. They are available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement.

   The categories of industry classification for the Affiliated Investment Company are represented in the Disclosure of Portfolio Holdings, which are included elsewhere within the report. Refer to the Summary Schedule of Portfolio Holdings for the underlying Affiliated Investment Company's holdings which reflect the investments by country.

FEEDER FUND

                                                      Affiliated Investment Company
                                                      -----------------------------
LWAS/DFA International High Book to Market Portfolio.            100.0%

             LWAS/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               October 31, 2015

                                                               Value+
                                                             -----------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The DFA International Value Series of The DFA
  Investment Trust Company.................................. $60,091,980
                                                             -----------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost
     $57,896,979)........................................... $60,091,980
                                                             ===========

Summary of the Portfolio's Master Fund's investments as of October 31, 2015, based on their valuation inputs, is located within this report (See Master Fund's Security Valuation Note).

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

             LWAS/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO

                      STATEMENT OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2015
          (Amounts in thousands, except share and per share amounts)

ASSETS:
Investment in The DFA International Value Series of The DFA Investment Trust Company (Affiliated
 Investment Company) at Value.................................................................... $     60,092
Prepaid Expenses and Other Assets................................................................            5
                                                                                                  ------------
     Total Assets................................................................................       60,097
                                                                                                  ------------
LIABILITIES:
Payables:
  Fund Shares Redeemed...........................................................................            7
  Due to Advisor.................................................................................            1
Accrued Expenses and Other Liabilities...........................................................           17
                                                                                                  ------------
     Total Liabilities...........................................................................           25
                                                                                                  ------------
NET ASSETS....................................................................................... $     60,072
                                                                                                  ============
SHARES OUTSTANDING, $0.01 PAR VALUE (1)..........................................................    7,795,273
                                                                                                  ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE......................................... $       7.71
                                                                                                  ============
Investment in Affiliated Investment Company at Cost.............................................. $     57,897
                                                                                                  ============
NET ASSETS CONSIST OF:
Paid-In Capital.................................................................................. $     55,466
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)...........          191
Accumulated Net Realized Gain (Loss).............................................................        2,216
Net Unrealized Foreign Exchange Gain (Loss)......................................................            4
Net Unrealized Appreciation (Depreciation).......................................................        2,195
                                                                                                  ============
NET ASSETS....................................................................................... $     60,072
                                                                                                  ============
(1) NUMBER OF SHARES AUTHORIZED..................................................................  200,000,000
                                                                                                  ============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

             LWAS/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO*

                            STATEMENT OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2015
                            (Amounts in thousands)

Investment Income
  Dividends (Net of Foreign Taxes Withheld of $181)................................................. $ 2,252
  Income from Securities Lending....................................................................      64
  Expenses Allocated from Affiliated Investment Company.............................................    (144)
                                                                                                     -------
     Total Investment Income........................................................................   2,172
                                                                                                     -------
Expenses
  Investment Advisory Services Fees.................................................................      36
  Administrative Services Fees......................................................................       6
  Accounting & Transfer Agent Fees..................................................................       3
  Shareholder Servicing Fees........................................................................     125
  Filing Fees.......................................................................................      16
  Shareholders' Reports.............................................................................      10
  Professional Fees.................................................................................       1
  Other.............................................................................................       5
                                                                                                     -------
     Total Expenses.................................................................................     202
                                                                                                     -------
  Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor (Note C).     (35)
                                                                                                     -------
  Net Expenses......................................................................................     167
                                                                                                     -------
  Net Investment Income (Loss)......................................................................   2,005
                                                                                                     -------
Realized and Unrealized Gain (Loss)
  Net Realized Gain (Loss) on:
    Investment Securities Sold......................................................................   2,348
    Foreign Currency Transactions...................................................................     (42)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency......................................................  (7,888)
    Translation of Foreign Currency Denominated Amounts.............................................       5
                                                                                                     -------
  Net Realized and Unrealized Gain (Loss)...........................................................  (5,577)
                                                                                                     -------
Net Increase (Decrease) in Net Assets Resulting from Operations..................................... $(3,572)
                                                                                                     =======

----------
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

             LWAS/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                                                        LWAS/DFA International
                                                                                        High Book to Market
                                                                                            Portfolio
                                                                                        ---------------------
                                                                                          Year       Year
                                                                                         Ended      Ended
                                                                                        Oct. 31,   Oct. 31,
                                                                                          2015       2014
                                                                                        --------   --------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)......................................................... $ 2,005    $  3,287
  Net Realized Gain (Loss) on:
    Investment Securities Sold.........................................................   2,348       1,618
    Foreign Currency Transactions......................................................     (42)        (12)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency.........................................  (7,888)     (5,439)
    Translation of Foreign Currency Denominated Amounts................................       5         (11)
                                                                                        -------     --------
     Net Increase (Decrease) in Net Assets Resulting from Operations...................  (3,572)       (557)
                                                                                        -------     --------
Distributions From:
  Net Investment Income................................................................  (1,879)     (3,174)
  Net Short-Term Gains.................................................................     (40)       (145)
  Net Long-Term Gains..................................................................  (1,481)     (3,304)
                                                                                        -------     --------
     Total Distributions...............................................................  (3,400)     (6,623)
                                                                                        -------     --------
Capital Share Transactions (1):
  Shares Issued........................................................................   3,105       3,618
  Shares Issued in Lieu of Cash Distributions..........................................   3,399       6,622
  Shares Redeemed......................................................................  (8,126)    (12,295)
                                                                                        -------     --------
     Net Increase (Decrease) from Capital Share Transactions...........................  (1,622)     (2,055)
                                                                                        -------     --------
     Total Increase (Decrease) in Net Assets...........................................  (8,594)     (9,235)
Net Assets
  Beginning of Year....................................................................  68,666      77,901
                                                                                        -------     --------
  End of Year.......................................................................... $60,072    $ 68,666
                                                                                        =======     ========
(1) Shares Issued and Redeemed:
  Shares Issued........................................................................     377         396
  Shares Issued in Lieu of Cash Distributions..........................................     421         736
  Shares Redeemed......................................................................    (980)     (1,356)
                                                                                        -------     --------
     Net Increase (Decrease) from Shares Issued and Redeemed...........................    (182)       (224)
                                                                                        =======     ========
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income). $   191    $    132

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

             LWAS/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                                             LWAS/DFA International High Book to Market Portfolio
                                                                             --------------------------------------------------
                                                                               Year       Year       Year      Year      Year
                                                                              Ended      Ended      Ended     Ended     Ended
                                                                             Oct. 31,   Oct. 31,   Oct. 31,  Oct. 31,  Oct. 31,
                                                                               2015       2014       2013      2012      2011
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year.......................................... $  8.61    $  9.50    $  8.22   $  8.68   $ 10.38
                                                                             -------    -------    -------   -------   -------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)..........................................    0.25       0.39       0.25      0.28      0.32
  Net Gains (Losses) on Securities (Realized and Unrealized)................   (0.72)     (0.47)      1.87     (0.10)    (1.09)
                                                                             -------    -------    -------   -------   -------
   Total from Investment Operations.........................................   (0.47)     (0.08)      2.12      0.18     (0.77)
---------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.....................................................   (0.24)     (0.38)     (0.27)    (0.28)    (0.31)
  Net Realized Gains........................................................   (0.19)     (0.43)     (0.57)    (0.36)    (0.62)
                                                                             -------    -------    -------   -------   -------
   Total Distributions......................................................   (0.43)     (0.81)     (0.84)    (0.64)    (0.93)
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year................................................ $  7.71    $  8.61    $  9.50   $  8.22   $  8.68
============================================================================ =========  =========  ========= ========= =========
Total Return................................................................   (5.59)%    (0.99)%    27.91%     2.89%    (8.30)%
---------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)......................................... $60,072    $68,666    $77,901   $66,900   $72,856
Ratio of Expenses to Average Net Assets (B).................................    0.47%      0.50%      0.49%     0.50%     0.49%
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived), (Expenses
 Reimbursed), and/or Previously Waived Fees Recovered by Advisor) (B).......    0.53%      0.50%      0.49%     0.50%     0.49%
Ratio of Net Investment Income to Average Net Assets........................    3.05%      4.28%      2.91%     3.49%     3.24%
---------------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

             LWAS/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO

                         NOTES TO FINANCIAL STATEMENTS

A. Organization:

   DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of eighty-one operational portfolios, one of which, LWAS/DFA International High Book to Market Portfolio (the "Portfolio"), is presented in this report. The remaining operational portfolios are presented in separate reports.

   The Portfolio primarily invests its assets in The DFA International Value Series (the "Series"), a corresponding series of The DFA Investment Trust Company. At October 31, 2015, the Portfolio owned less than 1% of the Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

B. Significant Accounting Policies:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Portfolio utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

   The Portfolio's investments reflect its proportionate interest in the net assets of the Series. These valuations are classified as Level 1 in the hierarchy.

   A summary of the inputs used to value the Portfolio's investments is disclosed previously in this note. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   For the year ended October 31, 2015, there were no significant transfers between Level 1 and Level 2 and no significant Level 3 investments held by the Portfolio.

   2. Deferred Compensation Plan: Each eligible Director/Trustee of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors/Trustees may defer payment of all or a portion of their total fees earned as a Director/Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio.

Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses. At October 31, 2015, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities in the amount of $4 (in thousands).

   Each Director/Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director/Trustee shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's/Trustee's deferred compensation until a date specified by such Director/Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director/Trustee ceases to be a member of the Board; and (ii) five years following the effective date of the Director's/Trustee's first deferral election. If a Director/Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's/Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director/Trustee ceases to be a member of the Board (unless the Director/Trustee files an amended Notice selecting a different distribution date). As of October 31, 2015, none of the Directors/Trustees have requested or received a distribution of proceeds of a deferred fee account.

   3. Other: The Portfolio recognizes its pro-rata share, on a daily basis, of net investment income and realized and unrealized gains and losses of investment securities and foreign currency from the Series, which is treated as a partnership for federal income tax purposes. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. Expenses directly attributable to the Portfolio are directly charged. Common expenses of the Fund or its Portfolios are allocated using methods approved by the Board, generally based on average net assets.

C. Investment Advisor:

   The Advisor, Dimensional Fund Advisors LP, provides investment advisory services to the Portfolio. On May 8, 2015 and June 10, 2015 at a Special Joint Meeting of Shareholders, shareholders of the Portfolio approved a new investment management agreement, which became effective July 21, 2015, that provides a uniform agreement that increases transparency and better describes all of the services that the Advisor provides to the Portfolio. The new investment management agreement replaced the Portfolio's investment advisory agreement (that provided for no investment advisory fee at the feeder fund level) and administration agreement and charges a rate equal to the combination of the rate charged under the Portfolio's previous administration agreement with the Advisor and the rate of the advisory fee charged by the Advisor to the Series in which the Portfolio invests. In order to prevent the Portfolio from being subject to a higher level of investment management fees, the Advisor will permanently waive the Portfolio's investment management fee in the circumstances described below.

   Prior to July 21, 2015, the Portfolio paid fees to the Advisor pursuant to an administration agreement for administrative services, including supervision of services provided by others, providing information to shareholders and the Board, and other administrative services, that were accrued daily and paid monthly based on an effective annual rate of 0.01% of the Portfolio's average daily net assets. Effective July 21, 2015, the Portfolio's investment advisory services/management fees pursuant to the new investment management agreement were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.21% of the Portfolio's average daily net assets.

   Effective July 21, 2015, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of the Portfolio to the extent necessary to limit the total management fees paid to the Advisor by the Portfolio, including the proportionate share of the management fees the Portfolio pays indirectly through its investment in other funds managed by the Advisor, to 0.21% of the average net assets of a class of the Portfolio on an annualized basis. The Fee Waiver Agreement for the Portfolio will remain in effect permanently, unless terminated by the Portfolio.

   In addition, pursuant to a Client Service Agreement with LWI Financial Inc. ("LWIF"), the Portfolio pays a monthly Shareholder Servicing Fee to LWIF at an effective annual rate of 0.19% of its average daily net assets.

Fees Paid to Officers and Directors/Trustees:

   Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the year ended October 31, 2015, the total related amounts paid by the Fund to the CCO were $275 (in thousands). The total related amounts paid by the Portfolio are included in Other Expenses on the Statement of Operations.

D. Federal Income Taxes:

   The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains or losses, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2015, primarily attributable to net foreign currency gains (losses) and gains on securities considered to be "passive foreign investment companies", tax equalization and foreign capital gains tax were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

                                                                         Increase       Increase
                                                                        (Decrease)     (Decrease)
                                                         Increase     Undistributed   Accumulated
                                                        (Decrease)    Net Investment  Net Realized
                                                      Paid-In Capital     Income     Gains (Losses)
-                                                     --------------- -------------- --------------
LWAS/DFA International High Book to Market Portfolio.      $135            $(67)          $(68)

   The tax character of dividends and distributions declared and paid during the years ended October 31, 2014 and October 31, 2015 were as follows (amounts in thousands):

                                                      Net Investment
                                                        Income and
                                                        Short-Term     Long-Term   Tax Exempt
                                                      Capital Gains  Capital Gains   Income   Total
                                                      -------------- ------------- ---------- ------
LWAS/DFA International High Book to Market Portfolio
2014.................................................     $3,319        $3,304         --     $6,623
2015.................................................      1,918         1,481         --      3,399

   At October 31, 2015, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the utilization of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

                                                      Net Investment
                                                        Income and
                                                        Short-Term     Long-Term
                                                      Capital Gains  Capital Gains Total
-                                                     -------------- ------------- -----
LWAS/DFA International High Book to Market Portfolio.      $61            $72      $133

   At October 31, 2015, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                                     Undistributed                                               Total Net
                                     Net Investment                                            Distributable
                                       Income and   Undistributed                 Unrealized     Earnings
                                       Short-Term     Long-Term   Capital Loss   Appreciation  (Accumulated
                                     Capital Gains  Capital Gains Carryforwards (Depreciation)    Losses)
-                                    -------------- ------------- ------------- -------------- -------------
LWAS/DFA International High Book to
  Market Portfolio..................      $270         $2,241          --           $2,100        $4,611

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by the Portfolio after October 31, 2011 will not be subject to expiration and will retain their character as either short-term or long-term capital losses. In addition, such losses must be utilized prior to the losses incurred in the years preceding enactment. As of October 31, 2015, the Portfolio had no capital loss carryforwards available to offset future realized capital gains.

   During the year ended October 31, 2015, the Portfolio did not utilize capital loss carryforwards.

   At October 31, 2015, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                                            Net Unrealized
                                                      Federal Tax  Unrealized   Unrealized   Appreciation
                                                         Cost     Appreciation Depreciation (Depreciation)
-                                                     ----------- ------------ ------------ --------------
LWAS/DFA International High Book to Market Portfolio.   $57,995      $2,097         --          $2,097

   The difference between book basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales and investments in passive foreign investment companies.

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolio's tax positions and has concluded that no additional provision for income tax is required in the Portfolio's financial statements. The Portfolio is not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolio's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

E. Line of Credit and Interfund Lending Program:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 1, 2015 with its domestic custodian bank. A line of credit with similar terms was in effect through March 31, 2015. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 30, 2016.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit with its international custodian bank effective January 9, 2015. A line of credit with similar terms was in effect through January 8, 2015. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 8, 2016.

   There were no borrowings by the Portfolio under the lines of credit during the year ended October 31, 2015.

   Pursuant to an exemptive order issued by the SEC (the "Order''), the Funds may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. lnterfund loans have a maximum duration of seven days and may be called on one business day's notice. The Fund did not utilize the interfund lending program during the year ended October 31, 2015.

F. Indemnitees; Contractual Obligations:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

G. Other:

   At October 31, 2015, two shareholders held approximately 95% of the outstanding shares of the Portfolio. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

H. Subsequent Event Evaluations:

   Management has evaluated the impact of all subsequent events on the Portfolio and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of DFA Investment Dimensions Group Inc. and Shareholders of LWAS/DFA International High Book to Market Portfolio:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of LWAS/DFA International High Book to Market Portfolio (one of the portfolios constituting DFA Investment Dimensions Group Inc., hereafter referred to as the "Portfolio") at October 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2015 by correspondence with the transfer agent of the investee fund, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 18, 2015

                      RESULTS OF THE SHAREHOLDER MEETING

                                  (Unaudited)

   On May 8, 2015 and June 10, 2015, DFA Investment Dimensions Group Inc. ("DFAIDG") held a Special Joint Meeting of Shareholders for the purpose of voting on several proposals affecting DFAIDG and the Portfolio, including, among other items, the election of Directors, the approval of an updated investment management agreement, and the amendment of certain fundamental investment limitations. The shareholders of the Portfolio approved each of the applicable proposals for DFAIDG and the Portfolio presented at the Meeting. Listed below are the voting results from the Meeting. Please note that not all Proposals presented at the Meeting were voted on by the Portfolio. Additionally, the Proposal numbers reflected below correlate to the Proposal numbers presented for vote at the Meeting.

DFAIDG

Proposal 1: Election of Directors/Trustees*

                                            % Voted % FOR              % Voted  % WITHHOLD
                                   FOR        FOR   of O/S  WITHHOLD   WITHHOLD   of O/S
                              ------------- ------- ------ ----------- -------- ----------
(a) David G. Booth........... 9,813,303,615 98.22%  63.03% 178,323,699  1.78%     1.15%
(b) George M. Constantinides. 9,825,715,266 98.34%  63.11% 165,912,043  1.66%     1.07%
(c) John P. Gould............ 9,821,346,669 98.30%  63.09% 170,280,645  1.70%     1.09%
(d) Roger G. Ibbotson........ 9,825,084,982 98.33%  63.11% 166,542,033  1.67%     1.07%
(e) Edward P. Lazear......... 9,824,635,836 98.33%  63.11% 166,991,519  1.67%     1.07%
(f) Eduardo A. Repetto....... 9,836,468,256 98.45%  63.18% 155,159,090  1.55%     1.00%
(g) Myron S. Scholes......... 9,816,729,833 98.25%  63.06% 174,897,480  1.75%     1.12%
(h) Abbie J. Smith........... 9,806,645,531 98.15%  62.99% 184,978,779  1.85%     1.19%

*  Results are for all Portfolios within DFAIDG

LWAS/DFA International High Book to Market Portfolio

Proposal 1: Election of Directors/Trustees

                                        % Voted % FOR           % Voted  % WITHHOLD
                                 FOR      FOR   of O/S WITHHOLD WITHHOLD   of O/S
                              --------- ------- ------ -------- -------- ----------
(a) David G. Booth........... 4,381,945 97.08%  54.38% 131,570   2.92%     1.63%
(b) George M. Constantinides. 4,383,936 97.13%  54.40% 129,579   2.87%     1.61%
(c) John P. Gould............ 4,383,936 97.13%  54.40% 129,579   2.87%     1.61%
(d) Roger G. Ibbotson........ 4,383,936 97.13%  54.40% 129,579   2.87%     1.61%
(e) Edward P. Lazear......... 4,383,936 97.13%  54.40% 129,579   2.87%     1.61%
(f) Eduardo A. Repetto....... 4,383,936 97.13%  54.40% 129,579   2.87%     1.61%
(g) Myron S. Scholes......... 4,366,296 96.74%  54.19% 147,218   3.26%     1.83%
(h) Abbie J. Smith........... 4,385,960 97.17%  54.43% 127,555   2.83%     1.58%

Proposal 2: Approval of a "Manager of Managers" Structure

           % Voted % FOR of         % Voted % AGAINST         % Voted % ABSTAIN  Broker  % Broker
FOR          FOR     O/S    AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S   Non-Vote Non-Vote
---        ------- -------- ------- ------- --------- ------- ------- --------- -------- --------
3,729,210   82.62%  46.28%  70,248   1.56%    0.87%   154,445  3.42%    1.92%   559,612   12.40%

Proposal 4: Approval of an Updated Investment Management Agreement with Dimensional Fund Advisors LP

           % Voted % FOR of         % Voted % AGAINST         % Voted % ABSTAIN  Broker  % Broker
FOR          FOR     O/S    AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S   Non-Vote Non-Vote
---        ------- -------- ------- ------- --------- ------- ------- --------- -------- --------
3,756,449   83.23%  46.62%  47,954   1.06%    0.60%   149,498  3.31%    1.86%   559,612   12.40%

Proposal 5: Approval of an Amendment to the Fundamental Investment Limitation Regarding Investment in Commodities

           % Voted % FOR of         % Voted % AGAINST         % Voted % ABSTAIN  Broker  % Broker
FOR          FOR     O/S    AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S   Non-Vote Non-Vote
---        ------- -------- ------- ------- --------- ------- ------- --------- -------- --------
3,739,154   82.84%  46.40%  63,533   1.41%    0.79%   151,213  3.35%    1.88%   559,612   12.40%

Proposal 7: Election of Trustees of Master Fund

                                        % Voted % FOR           % Voted  % WITHHOLD
                                 FOR      FOR   of O/S WITHHOLD WITHHOLD   of O/S
-                             --------- ------- ------ -------- -------- ----------
(a) David G. Booth........... 4,367,395 96.76%  54.20% 146,121   3.24%     1.81%
(b) George M. Constantinides. 4,365,816 96.73%  54.18% 147,700   3.27%     1.83%
(c) John P. Gould............ 4,369,386 96.81%  54.22% 144,130   3.19%     1.79%
(d) Roger G. Ibbotson........ 4,363,825 96.68%  54.15% 149,691   3.32%     1.86%
(e) Edward P. Lazear......... 4,365,816 96.73%  54.18% 147,700   3.27%     1.83%
(f) Eduardo A. Repetto....... 4,369,386 96.81%  54.22% 144,130   3.19%     1.79%
(g) Myron S. Scholes......... 4,358,118 96.56%  54.08% 155,398   3.44%     1.93%
(h) Abbie J. Smith........... 4,371,410 96.85%  54.25% 142,106   3.15%     1.76%

Proposal 8: Approval of a "Manager of Managers" Structure for Master Fund

           % Voted % FOR of         % Voted % AGAINST         % Voted % ABSTAIN  Broker  % Broker
FOR          FOR     O/S    AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S   Non-Vote Non-Vote
---        ------- -------- ------- ------- --------- ------- ------- --------- -------- --------
3,769,848.  83.52%  46.78%  72,892   1.61%    0.90%   111,162  2.46%    1.38%   559,612   12.40%

Proposal 9: Approval of an Updated Investment Management Agreement Between Dimensional Fund Advisors LP and Master Fund

                                                                              Broker
           % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN  Non-   % Broker
FOR          FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S    Vote   Non-Vote
---        ------- ------ ------- ------- --------- ------- ------- --------- ------- --------
3,815,883.  84.54% 47.36% 54,151   1.20%    0.67%   83,868   1.86%    1.04%   559,612  12.40%

Proposal 10: Approval of an Amendment to the Fundamental Investment Limitation Regarding Investment in Commodities of Master Fund

           % Voted % FOR of         % Voted % AGAINST         % Voted % ABSTAIN  Broker  % Broker
FOR          FOR     O/S    AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S   Non-Vote Non-Vote
---        ------- -------- ------- ------- --------- ------- ------- --------- -------- --------
3,788,682.  83.94%  47.02%  63,478   1.41%    0.79%   101,741  2.25%    1.26%   559,612   12.40%

                       THE DFA INVESTMENT TRUST COMPANY

                              PERFORMANCE CHARTS
                                  (Unaudited)

--------------------------------------------------------------------------------
THE U.S. LARGE CAP VALUE SERIES VS.
RUSSELL 1000 VALUE INDEX
October 31, 2005-October 31, 2015

                                     [CHART]

                               The U.S. Large Cap               Russell 1000
                                  Value Series                   Value Index
                             ----------------------            ---------------
  10/31/2005                      $10,000                         $10,000
  11/30/2005                       10,399                          10,327
  12/31/2005                       10,413                          10,389
   1/31/2006                       10,910                          10,792
   2/28/2006                       10,873                          10,858
   3/31/2006                       11,067                          11,005
   4/30/2006                       11,377                          11,285
   5/31/2006                       11,170                          11,000
   6/30/2006                       11,266                          11,070
   7/31/2006                       11,104                          11,339
   8/31/2006                       11,286                          11,529
   9/30/2006                       11,599                          11,759
  10/31/2006                       12,059                          12,144
  11/30/2006                       12,288                          12,421
  12/31/2006                       12,534                          12,700
   1/31/2007                       12,900                          12,862
   2/28/2007                       12,706                          12,662
   3/31/2007                       12,795                          12,857
   4/30/2007                       13,339                          13,332
   5/31/2007                       13,889                          13,813
   6/30/2007                       13,665                          13,491
   7/31/2007                       12,819                          12,867
   8/31/2007                       12,573                          13,011
   9/30/2007                       12,901                          13,458
  10/31/2007                       12,974                          13,459
  11/30/2007                       12,249                          12,801
  12/31/2007                       12,208                          12,678
   1/31/2008                       11,742                          12,170
   2/29/2008                       11,382                          11,660
   3/31/2008                       11,276                          11,573
   4/30/2008                       11,986                          12,137
   5/31/2008                       12,274                          12,117
   6/30/2008                       10,929                          10,957
   7/31/2008                       10,810                          10,918
   8/31/2008                       11,019                          11,104
   9/30/2008                       10,029                          10,288
  10/31/2008                        7,775                           8,507
  11/30/2008                        7,012                           7,897
  12/31/2008                        7,240                           8,006
   1/31/2009                        6,381                           7,086
   2/28/2009                        5,486                           6,139
   3/31/2009                        6,029                           6,664
   4/30/2009                        7,004                           7,378
   5/31/2009                        7,540                           7,834
   6/30/2009                        7,448                           7,777
   7/31/2009                        8,157                           8,413
   8/31/2009                        8,711                           8,853
   9/30/2009                        9,092                           9,195
  10/31/2009                        8,700                           8,914
  11/30/2009                        9,190                           9,416
  12/31/2009                        9,444                           9,583
   1/31/2010                        9,225                           9,313
   2/28/2010                        9,623                           9,607
   3/31/2010                        0,373                          10,233
   4/30/2010                        0,702                          10,498
   5/31/2010                        9,784                           9,635
   6/30/2010                        9,046                           9,092
   7/31/2010                        9,755                           9,708
   8/31/2010                        9,167                           9,292
   9/30/2010                       10,061                          10,013
  10/31/2010                       10,436                          10,314
  11/30/2010                       10,355                          10,259
  12/31/2010                       11,365                          11,069
   1/31/2011                       11,728                          11,319
   2/28/2011                       12,363                          11,737
   3/31/2011                       12,421                          11,783
   4/30/2011                       12,738                          12,097
   5/31/2011                       12,553                          11,969
   6/30/2011                       12,334                          11,724
   7/31/2011                       11,769                          11,335
   8/31/2011                       10,777                          10,628
   9/30/2011                       $9,686                           9,824
  10/31/2011                       11,030                          10,949
  11/30/2011                       10,938                          10,893
  12/31/2011                       11,025                          11,112
   1/31/2012                       11,573                          11,532
   2/29/2012                       12,242                          11,992
   3/31/2012                       12,467                          12,348
   4/30/2012                       12,213                          12,222
   5/31/2012                       11,348                          11,505
   6/30/2012                       11,959                          12,076
   7/31/2012                       12,075                          12,201
   8/31/2012                       12,553                          12,466
   9/30/2012                       13,015                          12,862
  10/31/2012                       13,050                          12,799
  11/30/2012                       13,078                          12,793
  12/31/2012                       13,476                          13,058
   1/31/2013                       14,417                          13,906
   2/28/2013                       14,601                          14,106
   3/31/2013                       15,299                          14,665
   4/30/2013                       15,461                          14,886
   5/31/2013                       16,096                          15,269
   6/30/2013                       15,917                          15,134
   7/31/2013                       16,869                          15,951
   8/31/2013                       16,372                          15,346
   9/30/2013                       16,851                          15,730
  10/31/2013                       17,705                          16,419
  11/30/2013                       18,449                          16,877
  12/31/2013                       18,940                          17,305
   1/31/2014                       18,190                          16,690
   2/28/2014                       18,807                          17,412
   3/31/2014                       19,251                          17,828
   4/30/2014                       19,378                          17,997
   5/31/2014                       19,805                          18,261
   6/30/2014                       20,342                          18,738
   7/31/2014                       20,197                          18,418
   8/31/2014                       20,838                          19,095
   9/30/2014                       20,324                          18,701
  10/31/2014                       20,480                          19,122
  11/30/2014                       20,722                          19,513
  12/31/2014                       20,878                          19,633
   1/31/2015                       19,845                          18,848
   2/28/2015                       21,247                          19,760
   3/31/2015                       20,843                          19,491
   4/30/2015                       21,265                          19,673
   5/31/2015                       21,501                          19,910
   6/30/2015                       21,155                          19,512
   7/31/2015                       21,103                          19,598
   8/31/2015                       19,822                          18,430
   9/30/2015                       19,188                          17,874         Past performance is not predictive of
  10/31/2015                       20,751                          19,223         future performance.
                                                                                  The returns shown do not reflect the
                                                                                  deduction of taxes that a shareholder
                                                                                  would pay on fund distributions or the
           Average Annual         One          Five           Ten                 redemption of fund shares.
           Total Return           Year         Years         Years                Russell data copyright (C) Russell
           ---------------------------------------------------------------        Investment Group 1995-2015, all rights
                                  1.32%        14.74%        7.57%                reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE DFA INTERNATIONAL VALUE SERIES VS.
MSCI WORLD EX USA INDEX (NET DIV.)
October 31, 2005-October 31, 2015

                                    [CHART]

                          The DFA International            MSCI World ex
                              Value Series            USA Index (net dividends)
                            -----------------         ------------------------
10/31/2005                       $10,000                    $10,000
11/30/2005                        10,178                     10,265
12/31/2005                        10,677                     10,741
 1/31/2006                        11,406                     11,420
 2/28/2006                        11,515                     11,382
 3/31/2006                        12,001                     11,743
 4/30/2006                        12,609                     12,304
 5/31/2006                        12,098                     11,837
 6/30/2006                        12,022                     11,822
 7/31/2006                        12,207                     11,932
 8/31/2006                        12,627                     12,271
 9/30/2006                        12,802                     12,262
10/31/2006                        13,370                     12,746
11/30/2006                        13,815                     13,126
12/31/2006                        14,354                     13,502
 1/31/2007                        14,624                     13,584
 2/28/2007                        14,611                     13,693
 3/31/2007                        15,084                     14,044
 4/30/2007                        15,845                     14,683
 5/31/2007                        16,387                     15,009
 6/30/2007                        16,267                     15,024
 7/31/2007                        15,815                     14,816
 8/31/2007                        15,638                     14,602
 9/30/2007                        16,454                     15,432
10/31/2007                        17,252                     16,102
11/30/2007                        16,207                     15,473
12/31/2007                        15,858                     15,182
 1/31/2008                        14,573                     13,813
 2/29/2008                        14,388                     14,063
 3/31/2008                        14,560                     13,863
 4/30/2008                        15,211                     14,633
 5/31/2008                        15,218                     14,855
 6/30/2008                        13,713                     13,700
 7/31/2008                        13,325                     13,212
 8/31/2008                        12,768                     12,702
 9/30/2008                        11,277                     10,868
10/31/2008                         8,449                      8,607
11/30/2008                         7,931                      8,140
12/31/2008                         8,530                      8,569
 1/31/2009                         7,353                      7,770
 2/28/2009                         6,450                      6,983
 3/31/2009                         7,153                      7,443
 4/30/2009                         8,471                      8,403
 5/31/2009                         9,730                      9,466
 6/30/2009                         9,582                      9,368
 7/31/2009                        10,722                     10,248
 8/31/2009                        11,337                     10,739
 9/30/2009                        11,914                     11,182
10/31/2009                        11,440                     11,002
11/30/2009                        11,781                     11,275
12/31/2009                        11,914                     11,454
 1/31/2010                        11,226                     10,917
 2/28/2010                        11,270                     10,906
 3/31/2010                        12,159                     11,608
 4/30/2010                        11,951                     11,435
 5/31/2010                        10,552                     10,173
 6/30/2010                        10,367                     10,026
 7/31/2010                        11,663                     10,953
 8/31/2010                        11,092                     10,626
 9/30/2010                        12,285                     11,645
10/31/2010                        12,714                     12,060
11/30/2010                        12,077                     11,549
12/31/2010                        13,203                     12,479
 1/31/2011                        13,765                     12,748
 2/28/2011                        14,225                     13,220
 3/31/2011                        13,832                     12,956
 4/30/2011                        14,573                     13,661
 5/31/2011                        14,047                     13,256
 6/30/2011                        13,854                     13,067
 7/31/2011                        13,410                     12,852
 8/31/2011                        11,974                     11,765
 9/30/2011                        10,663                     10,584
10/31/2011                        11,692                     11,613
11/30/2011                        11,307                     11,076
12/31/2011                        11,004                     10,956
 1/31/2012                        11,744                     11,547
 2/29/2012                        12,359                     12,182
 3/31/2012                        12,255                     12,092
 4/30/2012                        11,818                     11,887
 5/31/2012                        10,359                     10,531
 6/30/2012                        11,092                     11,221
 7/31/2012                        11,048                     11,361
 8/31/2012                        11,507                     11,685
 9/30/2012                        11,914                     12,040
10/31/2012                        12,062                     12,125
11/30/2012                        12,255                     12,380
12/31/2012                        12,855                     12,754
 1/31/2013                        13,462                     13,381
 2/28/2013                        13,055                     13,248
 3/31/2013                        13,099                     13,353
 4/30/2013                        13,743                     13,961
 5/31/2013                        13,580                     13,648
 6/30/2013                        13,099                     13,137
 7/31/2013                        13,995                     13,836
 8/31/2013                        13,899                     13,658
 9/30/2013                        14,943                     14,623
10/31/2013                        15,461                     15,113
11/30/2013                        15,520                     15,206
12/31/2013                        15,861                     15,435
 1/31/2014                        15,283                     14,812
 2/28/2014                        16,157                     15,620
 3/31/2014                        16,039                     15,550
 4/30/2014                        16,313                     15,796
 5/31/2014                        16,498                     16,040
 6/30/2014                        16,698                     16,268
 7/31/2014                        16,328                     15,978
 8/31/2014                        16,335                     15,991
 9/30/2014                        15,617                     15,334
10/31/2014                        15,350                     15,090
11/30/2014                        15,358                     15,276
12/31/2014                        14,787                     14,768
 1/31/2015                        14,691                     14,715
 2/28/2015                        15,743                     15,595
 3/31/2015                        15,409                     15,334
 4/30/2015                        16,253                     15,998
 5/31/2015                        16,261                     15,859
 6/30/2015                        15,794                     15,408
 7/31/2015                        15,639                     15,652
 8/31/2015                        14,476                     14,512
 9/30/2015                        13,492                     13,780                Past performance is not predictive of
10/31/2015                        14,528                     14,816                future performance.
                                                                                   The returns shown do not reflect the
                                                                                   deduction of taxes that a shareholder
           Average Annual          One          Five          Ten                  would pay on fund distributions or the
           Total Return            Year         Years        Years                 redemption of fund shares.
           ---------------------------------------------------------------         MSCI data copyright MSCI 2015, all
                                  -5.35%        2.70%        3.81%                 rights reserved.

--------------------------------------------------------------------------------

                       THE DFA INVESTMENT TRUST COMPANY

                     MANAGEMENT'S DISCUSSION AND ANALYSIS
                                  (Unaudited)


 U.S. Equity Market Review                   12 Months Ended October 31, 2015

   U.S. equities had positive returns during the period. The broad U.S. equity market, as measured by the Russell 3000(R) Index, gained approximately 4.5%. Large-cap stocks outperformed small-cap stocks as measured by the Russell indices.

              Total Return for 12 Months Ended October 31, 2015
               -------------------------------------------------

              Russell 3000(R) Index........................ 4.49%
              Russell Microcap(R) Index (micro-cap stocks). 0.82%
              Russell 2000(R) Index (small-cap stocks)..... 0.34%
              Russell 1000(R) Index (large-cap stocks)..... 4.86%
              Dow Jones U.S. Select REIT Index/SM/......... 6.87%

   Growth stocks outperformed value stocks as measured by the Russell indices.

               Total Return for 12 Months Ended October 31, 2015
               -------------------------------------------------

         Russell 2000(R) Value Index (small-cap value stocks)... -2.88%
         Russell 2000(R) Growth Index (small-cap growth stocks).  3.52%
         Russell 1000(R) Value Index (large-cap value stocks)...  0.53%
         Russell 1000(R) Growth Index (large-cap growth stocks).  9.18%

----------
Source: Russell data copyright (C) Russell Investment Group 1995-2015, all rights reserved.

   Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") believes that among the most important factors explaining differences in the behavior of diversified equity portfolios are the market capitalization and value/growth characteristics of the portfolios' holdings. Value characteristics are a function of stock price relative to one or more fundamental characteristics such as book value, earnings, or dividends.

   For many Dimensional U.S. equity portfolios, differences in returns over the period were primarily attributable to differences in value/growth and size characteristics as well as the exclusion of REIT securities from most Dimensional portfolios and the exclusion of securities of highly regulated utilities from most value strategies. For many portfolios, the construction approach used by Dimensional generally resulted in portfolios with greater weight in value, small-cap, and/or micro-cap companies relative to widely used benchmarks.

Domestic Equity Series' Performance Overview

The U.S. Large Cap Value Series

   The U.S. Large Cap Value Series is designed to capture the returns of U.S. large-cap value stocks. Value is measured primarily by book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2015, the Series held approximately 300 securities. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Series' assets.

   For the 12 months ended October 31, 2015, total returns were 1.32% for the Series and 0.53% for the Russell 1000(R) Value Index. As a result of the Series' diversified investment approach, performance was determined principally by broad trends in the U.S. equity market rather than the behavior of a limited number of stocks. The Series had a smaller allocation than the Index to the largest-market-cap stocks and a greater allocation to the remainder of the eligible large-cap universe, which benefited the Portfolio's performance relative to the Index as the largest-market-cap value stocks underperformed.

 International Equity Market Review          12 Months Ended October 31, 2015

   Performance of non-U.S. developed markets was varied for the period. Small-cap stocks and growth stocks had positive returns while large-cap stocks and value stocks had negative returns. As measured by the MSCI World ex USA indices, small-cap stocks outperformed large-cap stocks, and growth stocks outperformed value stocks.

                       12 Months Ended October 31, 2015
                       --------------------------------

                                              Return in U.S. Dollars
           -                                  ----------------------
           MSCI World ex USA Index...........         -1.81%
           MSCI World ex USA Small Cap Index.          4.66%
           MSCI World ex USA Value Index.....         -5.92%
           MSCI World ex USA Growth Index....          2.33%

   During the period, the U.S. dollar (USD) appreciated against most developed markets currencies, decreasing USD-denominated returns in developed markets.

                           12 Months Ended October 31, 2015
                            --------------------------------

Ten Largest Foreign Developed Markets by Market Cap  Local Return Return in U.S. Dollars
---------------------------------------------------  ------------ ----------------------
                  United Kingdom....................     0.01%             -3.45%
                  Japan.............................    17.41%              9.07%
                  Canada............................    -5.27%            -18.37%
                  France............................    18.69%              4.64%
                  Switzerland.......................     3.70%              1.25%
                  Germany...........................    16.20%              2.45%
                  Australia.........................    -2.25%            -20.66%
                  Spain.............................     0.50%            -11.40%
                  Hong Kong.........................    -1.73%             -1.67%
                  Sweden............................     9.47%             -4.59%

----------
Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2015, all rights reserved.

International Equity Series' Performance Overview

The DFA International Value Series

   The DFA International Value Series is designed to capture the returns of international large company value stocks. Value is measured primarily by book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2015, the Series held approximately 520 securities in 22 eligible developed countries. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Series' assets.

   For the 12 months ending October 31, 2015, total returns were -5.35% for the Series and -1.81% for the MSCI World ex USA Index (net dividends). As a result of the Series' diversified investment approach, performance was determined principally by broad trends in international equity markets rather than the behavior of a limited number of stocks. The Series had significantly greater exposure than the Index to value stocks. Value stocks generally underperformed during the period, which detracted from the Series' performance relative to the Index. Differences in the valuation timing and methodology between the Series and the Index generally detracted from the Series' relative performance. The Series prices foreign exchange rates at the closing of the U.S. markets while the Index uses rates at 4 p.m. London time. The Series also may use fair value pricing to price certain portfolio securities at the closing of the U.S. markets while the Index uses local market closing prices.

                       THE DFA INVESTMENT TRUST COMPANY

                          DISCLOSURE OF FUND EXPENSES
                                  (Unaudited)


   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   Actual Fund Return

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   Hypothetical Example for Comparison Purposes

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                           Six Months Ended October 31, 2015
 EXPENSE TABLES
                                     Beginning   Ending               Expenses
                                     Account    Account   Annualized    Paid
                                      Value      Value     Expense     During
                                     05/01/15   10/31/15   Ratio*     Period*
                                     ---------- --------- ----------  --------

 The U.S. Large Cap Value Series
 -------------------------------
 Actual Fund Return................. $1,000.00  $  975.90   0.11%      $0.55
 Hypothetical 5% Annual Return...... $1,000.00  $1,024.65   0.11%      $0.56

 The DFA International Value Series
 ----------------------------------
 Actual Fund Return................. $1,000.00  $  893.80   0.22%      $1.05
 Hypothetical 5% Annual Return...... $1,000.00  $1,024.10   0.22%      $1.12

----------
* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.

                       THE DFA INVESTMENT TRUST COMPANY

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (Unaudited)


   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For The DFA Investment Trust Company, this would be for the fiscal quarters ending
January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-Q with the SEC on September 29, 2015. They are available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS

                        The U.S. Large Cap Value Series
              Consumer Discretionary.......................  14.0%
              Consumer Staples.............................   5.2%
              Energy.......................................  16.1%
              Financials...................................  21.5%
              Health Care..................................  11.8%
              Industrials..................................  12.3%
              Information Technology.......................  10.8%
              Materials....................................   3.3%
              Other........................................    --
              Telecommunication Services...................   4.7%
              Utilities....................................   0.3%
                                                            -----
                                                            100.0%

                      The DFA International Value Series
              Consumer Discretionary.......................  12.4%
              Consumer Staples.............................   3.7%
              Energy.......................................  14.4%
              Financials...................................  34.7%
              Health Care..................................   0.9%
              Industrials..................................  10.4%
              Information Technology.......................   3.3%
              Materials....................................  11.8%
              Other........................................    --
              Telecommunication Services...................   5.9%
              Utilities....................................   2.5%
                                                            -----
                                                            100.0%

                        THE U.S. LARGE CAP VALUE SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2015

                                                                               Percentage
                                                     Shares       Value+     of Net Assets**
                                                     ------       ------     ---------------
COMMON STOCKS -- (95.4%)
Consumer Discretionary -- (13.3%)
    Comcast Corp. Class A.........................  9,482,510 $  593,794,776            3.1%
#   Comcast Corp. Special Class A.................  2,635,567    165,276,407            0.9%
    Ford Motor Co................................. 14,411,800    213,438,758            1.1%
    General Motors Co.............................  5,492,031    191,726,802            1.0%
    Time Warner Cable, Inc........................  1,876,119    355,336,939            1.9%
    Time Warner, Inc..............................  4,297,753    323,792,711            1.7%
    Other Securities..............................               819,458,486            4.2%
                                                              --------------           -----
Total Consumer Discretionary......................             2,662,824,879           13.9%
                                                              --------------           -----
Consumer Staples -- (5.0%)
    Archer-Daniels-Midland Co.....................  2,748,548    125,498,702            0.7%
    CVS Health Corp...............................  3,364,257    332,321,306            1.7%
    Mondelez International, Inc. Class A..........  3,818,531    176,263,391            0.9%
    Other Securities..............................               364,331,183            1.9%
                                                              --------------           -----
Total Consumer Staples............................               998,414,582            5.2%
                                                              --------------           -----
Energy -- (15.3%)
    Anadarko Petroleum Corp.......................  2,015,789    134,815,968            0.7%
    Chevron Corp..................................  6,389,725    580,698,208            3.0%
    ConocoPhillips................................  6,174,431    329,405,894            1.7%
    Exxon Mobil Corp..............................  7,571,926    626,501,157            3.3%
    Marathon Petroleum Corp.......................  2,604,266    134,900,979            0.7%
    Occidental Petroleum Corp.....................  2,051,160    152,893,466            0.8%
    Phillips 66...................................  2,055,820    183,070,771            1.0%
    Valero Energy Corp............................  2,806,975    185,035,792            1.0%
    Other Securities..............................               737,288,899            3.9%
                                                              --------------           -----
Total Energy......................................             3,064,611,134           16.1%
                                                              --------------           -----
Financials -- (20.5%)
    American International Group, Inc.............  3,536,873    223,035,211            1.2%
    Bank of America Corp.......................... 15,546,531    260,870,790            1.4%
    Bank of New York Mellon Corp. (The)...........  2,959,920    123,280,668            0.7%
    Capital One Financial Corp....................  2,074,942    163,712,924            0.9%
    Citigroup, Inc................................  4,980,715    264,824,617            1.4%
    Goldman Sachs Group, Inc. (The)...............  1,523,888    285,729,000            1.5%
    Hartford Financial Services Group, Inc. (The).  2,644,794    122,348,170            0.6%
    JPMorgan Chase & Co........................... 10,421,544    669,584,202            3.5%
    MetLife, Inc..................................  2,189,692    110,316,683            0.6%
    Morgan Stanley................................  3,524,427    116,200,358            0.6%
    PNC Financial Services Group, Inc. (The)......  1,273,146    114,914,158            0.6%
    Travelers Cos., Inc. (The)....................  1,130,153    127,582,972            0.7%
    Wells Fargo & Co..............................  2,083,146    112,781,524            0.6%
    Other Securities..............................             1,406,483,007            7.2%
                                                              --------------           -----
Total Financials..................................             4,101,664,284           21.5%
                                                              --------------           -----
Health Care -- (11.3%)
    Aetna, Inc....................................  2,009,110    230,605,646            1.2%
*   Allergan P.L.C................................    496,938    153,290,465            0.8%
#   Anthem, Inc...................................  1,532,858    213,297,191            1.1%
#*  Express Scripts Holding Co....................  2,842,416    245,527,894            1.3%
    Humana, Inc...................................    707,042    126,298,912            0.7%
    Pfizer, Inc................................... 21,021,501    710,947,164            3.7%

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                                                       Percentage
                                                            Shares       Value+      of Net Assets**
                                                            ------       ------      ---------------
Health Care -- (Continued)
      Thermo Fisher Scientific, Inc......................  1,268,522 $   165,897,307            0.9%
      Other Securities...................................                411,377,957            2.1%
                                                                     ---------------          ------
Total Health Care........................................              2,257,242,536           11.8%
                                                                     ---------------          ------
Industrials -- (11.8%)
      CSX Corp...........................................  5,382,618     145,276,860            0.8%
      FedEx Corp.........................................    843,839     131,681,076            0.7%
      General Electric Co................................ 19,532,516     564,880,363            3.0%
      Norfolk Southern Corp..............................  1,598,000     127,887,940            0.7%
      Southwest Airlines Co..............................  3,733,160     172,807,976            0.9%
      Stanley Black & Decker, Inc........................  1,095,910     116,144,542            0.6%
      Union Pacific Corp.................................  1,819,501     162,572,414            0.9%
      Other Securities...................................                931,311,189            4.7%
                                                                     ---------------          ------
Total Industrials........................................              2,352,562,360           12.3%
                                                                     ---------------          ------
Information Technology -- (10.3%)
      Cisco Systems, Inc................................. 13,742,784     396,479,319            2.1%
      EMC Corp...........................................  6,310,731     165,467,367            0.9%
      Fidelity National Information Services, Inc........  1,504,505     109,708,505            0.6%
      Hewlett-Packard Co.................................  9,619,949     259,353,825            1.4%
      Intel Corp......................................... 11,297,597     382,536,635            2.0%
      Other Securities...................................                753,326,604            3.8%
                                                                     ---------------          ------
Total Information Technology.............................              2,066,872,255           10.8%
                                                                     ---------------          ------
Materials --(3.2%)
      Other Securities...................................                631,231,680            3.3%
                                                                     ---------------          ------
Telecommunication Services -- (4.4%)
      AT&T, Inc.......................................... 21,699,651     727,155,305            3.8%
      Other Securities...................................                163,622,086            0.9%
                                                                     ---------------          ------
Total Telecommunication Services.........................                890,777,391            4.7%
                                                                     ---------------          ------
Utilities -- (0.3%)
      Other Securities...................................                 56,891,951            0.3%
                                                                     ---------------          ------
TOTAL COMMON STOCKS......................................             19,083,093,052           99.9%
                                                                     ---------------          ------

RIGHTS/WARRANTS -- (0.0%)
      Other Securities...................................                    208,567            0.0%
                                                                     ---------------          ------
TOTAL INVESTMENT SECURITIES..............................             19,083,301,619
                                                                     ---------------

TEMPORARY CASH INVESTMENTS -- (0.0%)
      State Street Institutional Liquid Reserves, 0.140%.  9,754,555       9,754,555            0.1%
                                                                     ---------------          ------

SECURITIES LENDING COLLATERAL -- (4.6%)
(S)@  DFA Short Term Investment Fund..................... 79,199,929     916,343,183            4.8%
                                                                     ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $14,362,076,197)..................................            $20,009,399,357          104.8%
                                                                     ===============          ======

THE U.S. LARGE CAP VALUE SERIES
CONTINUED


Summary of the Series' investments as of October 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     Investments in Securities (Market Value)
                               ----------------------------------------------------
                                   Level 1       Level 2    Level 3      Total
                               --------------- ------------ ------- ---------------
Common Stocks
  Consumer Discretionary...... $ 2,662,824,879           --   --    $ 2,662,824,879
  Consumer Staples............     998,414,582           --   --        998,414,582
  Energy......................   3,064,611,134           --   --      3,064,611,134
  Financials..................   4,101,664,284           --   --      4,101,664,284
  Health Care.................   2,257,242,536           --   --      2,257,242,536
  Industrials.................   2,352,562,360           --   --      2,352,562,360
  Information Technology......   2,066,872,255           --   --      2,066,872,255
  Materials...................     631,231,680           --   --        631,231,680
  Telecommunication Services..     890,777,391           --   --        890,777,391
  Utilities...................      56,891,951           --   --         56,891,951
Rights/Warrants...............              -- $    208,567   --            208,567
Temporary Cash Investments....       9,754,555           --   --          9,754,555
Securities Lending Collateral.              --  916,343,183   --        916,343,183
                               --------------- ------------   --    ---------------
TOTAL......................... $19,092,847,607 $916,551,750   --    $20,009,399,357
                               =============== ============   ==    ===============

                See accompanying Notes to Financial Statements.

                      THE DFA INTERNATIONAL VALUE SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2015

                                                                 Percentage
                                         Shares     Value++    of Net Assets**
                                         ------     -------    ---------------
  COMMON STOCKS -- (94.9%)
  AUSTRALIA -- (5.6%)
      BHP Billiton, Ltd................ 5,172,675 $ 84,835,680            0.9%
      BHP Billiton, Ltd. Sponsored ADR. 1,465,288   48,193,322            0.5%
      Macquarie Group, Ltd.............   982,233   59,473,059            0.6%
      Other Securities.................            344,551,404            3.8%
                                                  ------------            ----
  TOTAL AUSTRALIA......................            537,053,465            5.8%
                                                  ------------            ----

  AUSTRIA -- (0.1%)
      Other Securities.................             10,400,098            0.1%
                                                  ------------            ----

  BELGIUM -- (1.3%)
      Other Securities.................            124,483,972            1.3%
                                                  ------------            ----

  CANADA -- (7.4%)
      Bank of Montreal................. 1,105,966   64,245,565            0.7%
      Manulife Financial Corp.......... 3,287,435   54,505,652            0.6%
      Suncor Energy, Inc............... 3,750,370  111,599,034            1.2%
      Other Securities.................            479,872,309            5.2%
                                                  ------------            ----
  TOTAL CANADA.........................            710,222,560            7.7%
                                                  ------------            ----

  DENMARK -- (1.6%)
      Other Securities.................            153,265,271            1.7%
                                                  ------------            ----

  FINLAND -- (0.6%)
      Other Securities.................             60,810,526            0.7%
                                                  ------------            ----

  FRANCE -- (9.3%)
      AXA SA........................... 4,004,754  106,879,326            1.2%
      BNP Paribas SA................... 1,005,680   60,941,389            0.7%
  #   Cie de Saint-Gobain.............. 1,789,605   74,914,737            0.8%
      Engie SA......................... 3,247,971   56,842,074            0.6%
      Orange SA........................ 4,969,645   87,623,255            0.9%
      Renault SA.......................   759,515   71,564,612            0.8%
      Societe Generale SA.............. 1,935,625   89,896,621            1.0%
  #   Total SA......................... 3,202,849  154,885,992            1.7%
      Other Securities.................            191,929,736            2.0%
                                                  ------------            ----
  TOTAL FRANCE.........................            895,477,742            9.7%
                                                  ------------            ----

  GERMANY -- (7.3%)
      Allianz SE.......................   730,758  127,932,134            1.4%
      Allianz SE Sponsored ADR......... 2,811,910   49,349,021            0.5%
      Bayerische Motoren Werke AG......   836,920   85,724,339            0.9%
      Daimler AG....................... 2,214,556  192,032,407            2.1%
      Other Securities.................            250,012,427            2.7%
                                                  ------------            ----
  TOTAL GERMANY........................            705,050,328            7.6%
                                                  ------------            ----

  HONG KONG -- (2.2%)
      Other Securities.................            213,300,423            2.3%
                                                  ------------            ----

  IRELAND -- (0.3%)
      Other Securities.................             25,921,424            0.3%
                                                  ------------            ----

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                         Percentage
                                               Shares      Value++     of Net Assets**
                                               ------      -------     ---------------

ISRAEL -- (0.4%)
    Other Securities........................            $   35,459,088            0.4%
                                                        --------------           -----

ITALY -- (1.8%)
    UniCredit SpA........................... 10,827,146     69,911,588            0.7%
    Other Securities........................               104,201,022            1.2%
                                                        --------------           -----
TOTAL ITALY.................................               174,112,610            1.9%
                                                        --------------           -----

JAPAN -- (21.4%)
    Hitachi, Ltd............................  7,531,000     43,444,754            0.5%
    Honda Motor Co., Ltd....................  3,334,800    110,316,638            1.2%
    ITOCHU Corp.............................  3,608,800     45,156,836            0.5%
    Mitsubishi UFJ Financial Group, Inc..... 21,459,506    138,789,997            1.5%
    Mizuho Financial Group, Inc............. 51,633,200    106,356,355            1.2%
    Nissan Motor Co., Ltd...................  5,844,900     60,589,514            0.7%
#   Sumitomo Mitsui Financial Group, Inc....  2,728,500    108,849,809            1.2%
    Other Securities........................             1,441,016,272           15.5%
                                                        --------------           -----
TOTAL JAPAN.................................             2,054,520,175           22.3%
                                                        --------------           -----

NETHERLANDS -- (2.8%)
    ING Groep NV............................  6,261,830     91,466,780            1.0%
    Koninklijke Philips NV..................  1,816,357     48,966,694            0.5%
    Other Securities........................               128,818,636            1.4%
                                                        --------------           -----
TOTAL NETHERLANDS...........................               269,252,110            2.9%
                                                        --------------           -----

NEW ZEALAND -- (0.1%)
    Other Securities........................                 6,670,339            0.1%
                                                        --------------           -----

NORWAY -- (0.6%)
    Other Securities........................                61,668,622            0.7%
                                                        --------------           -----

PORTUGAL -- (0.0%)
    Other Securities........................                 4,300,068            0.0%
                                                        --------------           -----

SINGAPORE -- (1.0%)
    Other Securities........................                91,074,356            1.0%
                                                        --------------           -----

SPAIN -- (2.9%)
    Banco Santander SA...................... 19,371,024    108,210,378            1.2%
    Iberdrola SA............................ 14,302,198    101,990,959            1.1%
    Other Securities........................                70,374,756            0.7%
                                                        --------------           -----
TOTAL SPAIN.................................               280,576,093            3.0%
                                                        --------------           -----

SWEDEN -- (3.0%)
    Svenska Cellulosa AB SCA Class B........  2,234,256     65,807,693            0.7%
    Telefonaktiebolaget LM Ericsson Class B.  4,879,427     47,489,038            0.5%
    Other Securities........................               174,423,981            1.9%
                                                        --------------           -----
TOTAL SWEDEN................................               287,720,712            3.1%
                                                        --------------           -----

SWITZERLAND -- (8.5%)
    ABB, Ltd................................  4,761,575     89,830,421            1.0%
    Adecco SA...............................    640,328     47,598,969            0.5%
    Cie Financiere Richemont SA.............    928,099     79,582,225            0.9%
    LafargeHolcim, Ltd......................    932,270     52,500,549            0.6%
    Swiss Re AG.............................  1,037,390     96,301,702            1.0%
    UBS Group AG............................  2,463,478     49,201,633            0.5%

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                                  Percentage
                                                        Shares      Value++     of Net Assets**
                                                        ------      -------     ---------------

SWITZERLAND -- (Continued)
      Zurich Insurance Group AG......................    343,651 $   90,689,469            1.0%
      Other Securities...............................               316,311,917            3.4%
                                                                 --------------          ------
TOTAL SWITZERLAND....................................               822,016,885            8.9%
                                                                 --------------          ------

UNITED KINGDOM -- (16.7%)
      Barclays P.L.C. Sponsored ADR..................  5,103,338     72,620,500            0.8%
      BP P.L.C. Sponsored ADR........................  8,753,160    312,487,811            3.4%
      HSBC Holdings P.L.C............................ 20,428,278    159,605,431            1.7%
#     HSBC Holdings P.L.C. Sponsored ADR.............  2,554,625     99,809,198            1.1%
      Royal Dutch Shell P.L.C. Class A...............  1,867,596     48,757,978            0.5%
      Royal Dutch Shell P.L.C. Sponsored ADR Class A.  1,338,497     70,217,553            0.8%
#     Royal Dutch Shell P.L.C. Sponsored ADR Class B.  3,323,210    175,099,935            1.9%
      Standard Chartered P.L.C.......................  4,035,713     44,798,973            0.5%
      Vodafone Group P.L.C........................... 58,351,986    192,032,427            2.1%
      Vodafone Group P.L.C. Sponsored ADR............  4,011,201    132,249,306            1.4%
      Other Securities...............................               295,091,397            3.2%
                                                                 --------------          ------
TOTAL UNITED KINGDOM.................................             1,602,770,509           17.4%
                                                                 --------------          ------
TOTAL COMMON STOCKS..................................             9,126,127,376           98.9%
                                                                 --------------          ------

PREFERRED STOCKS -- (0.6%)
GERMANY -- (0.6%)
      Volkswagen AG..................................    396,506     47,594,617            0.5%
      Other Securities...............................                13,660,500            0.2%
                                                                 --------------          ------
TOTAL GERMANY........................................                61,255,117            0.7%
                                                                 --------------          ------
TOTAL PREFERRED STOCKS                                               61,255,117            0.7%
                                                                 --------------          ------

RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
      Other Securities...............................                        --            0.0%
                                                                 --------------          ------

SPAIN -- (0.0%)
      Other Securities...............................                 1,065,068            0.0%
                                                                 --------------          ------
TOTAL RIGHTS/WARRANTS................................                 1,065,068            0.0%
                                                                 --------------          ------
TOTAL INVESTMENT SECURITIES..........................             9,188,447,561
                                                                 --------------

                                                                    Value+
                                                                    ------
SECURITIES LENDING COLLATERAL -- (4.5%)
(S)@  DFA Short Term Investment Fund................. 37,531,967    434,244,856            4.7%
                                                                 --------------          ------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $9,600,064,667)...............................            $9,622,692,417          104.3%
                                                                 ==============          ======

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


Summary of the Series' investments as of October 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     Investments in Securities (Market Value)
                               ----------------------------------------------------
                                  Level 1        Level 2     Level 3     Total
                               -------------- -------------- ------- --------------
Common Stocks
  Australia................... $   57,726,184 $  479,327,281   --    $  537,053,465
  Austria.....................             --     10,400,098   --        10,400,098
  Belgium.....................      4,913,352    119,570,620   --       124,483,972
  Canada......................    710,222,560             --   --       710,222,560
  Denmark.....................             --    153,265,271   --       153,265,271
  Finland.....................      2,150,379     58,660,147   --        60,810,526
  France......................      4,266,340    891,211,402   --       895,477,742
  Germany.....................     72,150,156    632,900,172   --       705,050,328
  Hong Kong...................             --    213,300,423   --       213,300,423
  Ireland.....................      5,888,310     20,033,114   --        25,921,424
  Israel......................        788,648     34,670,440   --        35,459,088
  Italy.......................     25,889,612    148,222,998   --       174,112,610
  Japan.......................     63,194,952  1,991,325,223   --     2,054,520,175
  Netherlands.................     28,977,472    240,274,638   --       269,252,110
  New Zealand.................             --      6,670,339   --         6,670,339
  Norway......................     15,266,905     46,401,717   --        61,668,622
  Portugal....................             --      4,300,068   --         4,300,068
  Singapore...................             --     91,074,356   --        91,074,356
  Spain.......................      4,304,148    276,271,945   --       280,576,093
  Sweden......................      8,128,809    279,591,903   --       287,720,712
  Switzerland.................     41,604,334    780,412,551   --       822,016,885
  United Kingdom..............    891,654,132    711,116,377   --     1,602,770,509
Preferred Stocks
  Germany.....................             --     61,255,117   --        61,255,117
Rights/Warrants
  Australia...................             --             --   --                --
  Spain.......................             --      1,065,068   --         1,065,068
Securities Lending Collateral.             --    434,244,856   --       434,244,856
                               -------------- --------------   --    --------------
TOTAL......................... $1,937,126,293 $7,685,566,124   --    $9,622,692,417
                               ============== ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2015
                            (Amounts in thousands)


                                                                                The U.S. Large    The DFA
                                                                                  Cap Value    International
                                                                                   Series*     Value Series*
                                                                                -------------- -------------
ASSETS:
Investments at Value (including $1,499,202 and $418,689 of securities on loan,
 respectively).................................................................  $19,083,301    $9,188,447
Temporary Cash Investments at Value & Cost.....................................        9,755            --
Collateral from Securities on Loan Invested in Affiliate at Value & Cost.......      916,343       434,245
Foreign Currencies at Value....................................................           --        12,800
Cash...........................................................................          157         2,677
Receivables:
  Investment Securities Sold...................................................           --        10,770
  Dividends, Interest and Tax Reclaims.........................................       27,939        27,006
  Securities Lending Income....................................................          539           392
Unrealized Gain on Foreign Currency Contracts..................................           --             7
                                                                                 -----------    ----------
     Total Assets..............................................................   20,038,034     9,676,344
                                                                                 -----------    ----------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned.............................................      916,343       434,245
  Investment Securities Purchased..............................................       25,249        12,024
  Due to Advisor...............................................................        1,585         1,559
Unrealized Loss on Foreign Currency Contracts..................................           --             1
Accrued Expenses and Other Liabilities.........................................          800           610
                                                                                 -----------    ----------
     Total Liabilities.........................................................      943,977       448,439
                                                                                 -----------    ----------
NET ASSETS.....................................................................  $19,094,057    $9,227,905
                                                                                 ===========    ==========
Investments at Cost............................................................  $13,435,978    $9,165,820
                                                                                 ===========    ==========
Foreign Currencies at Cost.....................................................  $        --    $   12,765
                                                                                 ===========    ==========

----------
* See Note I in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2015
                            (Amounts in thousands)



                                                                                The U.S.      The DFA
                                                                               Large Cap   International
                                                                              Value Series Value Series
                                                                              ------------ -------------
Investment Income
  Dividends (Net of Foreign Taxes Withheld of $23 and $26,207, respectively). $   429,780   $   325,317
  Income from Securities Lending.............................................       4,643         9,274
                                                                              -----------   -----------
     Total Investment Income.................................................     434,423       334,591
                                                                              -----------   -----------
Expenses
  Investment Advisory Services Fees..........................................      18,802        18,962
  Accounting & Transfer Agent Fees...........................................         947           488
  Custodian Fees.............................................................         199           857
  Shareholders' Reports......................................................          47            24
  Directors'/Trustees' Fees & Expenses.......................................          92            46
  Professional Fees..........................................................         350           252
  Other......................................................................         262           155
                                                                              -----------   -----------
     Total Expenses..........................................................      20,699        20,784
                                                                              -----------   -----------
  Fees Paid Indirectly (Note C)..............................................          --           (19)
                                                                              -----------   -----------
  Net Expenses...............................................................      20,699        20,765
                                                                              -----------   -----------
  Net Investment Income (Loss)...............................................     413,724       313,826
                                                                              -----------   -----------
Realized and Unrealized Gain (Loss)
  Net Realized Gain (Loss) on:
    Investment Securities Sold...............................................     858,150       244,684
    Futures..................................................................         (43)           --
    Foreign Currency Transactions............................................          --        (5,879)
  Change in Unrealized Appreciation (Depreciation) of:
     Investment Securities and Foreign Currency..............................  (1,018,426)   (1,034,230)
     Translation of Foreign Currency Denominated Amounts.....................          --           654
                                                                              -----------   -----------
  Net Realized and Unrealized Gain (Loss)....................................    (160,319)     (794,771)
                                                                              -----------   -----------
Net Increase (Decrease) in Net Assets Resulting from Operations.............. $   253,405   $  (480,945)
                                                                              ===========   ===========

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)


                                                               The U.S. Large Cap Value   The DFA International
                                                                        Series                 Value Series
                                                               ------------------------  -----------------------
                                                                   Year         Year         Year        Year
                                                                  Ended        Ended        Ended       Ended
                                                                 Oct. 31,     Oct. 31,     Oct. 31,    Oct. 31,
                                                                   2015         2014         2015        2014
                                                               -----------  -----------  -----------  ----------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)................................ $   413,724  $   318,905  $   313,826  $  419,781
  Net Realized Gain (Loss) on:
    Investment Securities Sold*...............................     858,150      755,725      244,684     173,096
    Futures...................................................         (43)          --           --          --
    Foreign Currency Transactions.............................          --           --       (5,879)     (1,763)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency................  (1,018,426)   1,319,300   (1,034,230)   (672,491)
    Translation of Foreign Currency Denominated Amounts.......          --           --          654      (1,379)
                                                               -----------  -----------  -----------  ----------
     Net Increase (Decrease) in Net Assets Resulting from
      Operations..............................................     253,405    2,393,930     (480,945)    (82,756)
                                                               -----------  -----------  -----------  ----------
Transactions in Interest:
  Contributions...............................................   1,769,181    1,721,914    1,070,207   1,022,273
  Withdrawals.................................................  (1,305,211)    (578,150)    (705,023)   (387,981)
                                                               -----------  -----------  -----------  ----------
     Net Increase (Decrease) from Transactions in Interest....     463,970    1,143,764      365,184     634,292
                                                               -----------  -----------  -----------  ----------
     Total Increase (Decrease) in Net Assets..................     717,375    3,537,694     (115,761)    551,536
Net Assets
  Beginning of Year...........................................  18,376,682   14,838,988    9,343,666   8,792,130
                                                               -----------  -----------  -----------  ----------
  End of Year................................................. $19,094,057  $18,376,682  $ 9,227,905  $9,343,666
                                                               ===========  ===========  ===========  ==========

----------
* Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS



                                                                         The U.S. Large Cap Value Series
                                                         --------------------------------------------------------------
                                                             Year         Year         Year         Year        Year
                                                            Ended        Ended        Ended        Ended       Ended
                                                           Oct. 31,     Oct. 31,     Oct. 31,     Oct. 31,    Oct. 31,
                                                             2015         2014         2013         2012        2011
-------------------------------------------------------------------------------------------------------------------------
Total Return............................................        1.32%       15.67%       35.68%       18.31%       5.69%
-------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)..................... $19,094,057  $18,376,682  $14,838,988  $10,589,152  $9,335,107
Ratio of Expenses to Average Net Assets.................        0.11%        0.11%        0.11%        0.12%       0.12%
Ratio of Expenses to Average Net Assets (Excluding Fees
 Paid Indirectly).......................................        0.11%        0.11%        0.11%        0.12%       0.12%
Ratio of Net Investment Income to Average Net Assets....        2.20%        1.90%        1.98%        2.15%       1.79%
Portfolio Turnover Rate.................................          16%          15%          15%          10%         14%
-------------------------------------------------------------------------------------------------------------------------

                                                                       The DFA International Value Series
                                                         ------------------------------------------------------------
                                                             Year         Year        Year        Year         Year
                                                            Ended        Ended       Ended       Ended        Ended
                                                           Oct. 31,     Oct. 31,    Oct. 31,    Oct. 31,     Oct. 31,
                                                             2015         2014        2013        2012         2011
-----------------------------------------------------------------------------------------------------------------------
Total Return............................................      (5.35)%      (0.72)%      28.18%       3.17%      (8.04)%
-----------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)..................... $9,227,905   $9,343,666   $8,792,130  $7,238,249  $6,955,907
Ratio of Expenses to Average Net Assets.................       0.22%        0.22%        0.22%       0.24%       0.23%
Ratio of Expenses to Average Net Assets (Excluding Fees
 Paid Indirectly).......................................       0.22%        0.22%        0.22%       0.24%       0.23%
Ratio of Net Investment Income to Average Net Assets....       3.31%        4.50%        3.20%       3.75%       3.47%
Portfolio Turnover Rate.................................         21%          17%          15%         14%          9%
-----------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                         NOTES TO FINANCIAL STATEMENTS


A. Organization:

   The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of eleven portfolios, two of which, The U.S. Large Cap Value Series and The DFA International Value Series (the "Series"), are presented in this section of the report. The remaining operational portfolios are presented in separate reports.

B. Significant Accounting Policies:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Series utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Series' own assumptions in determining the fair value of investments)

   Securities held by the Series, including over-the-counter securities, are valued at the last quoted sale price at the close of the exchanges on which they are principally traded (official closing price). International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Series that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Series value the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Series may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   The DFA International Value Series (the "International Series") will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time that the net asset value of the International Series is computed.

Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Series prices its shares at the close of the NYSE, the International Series will fair value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the International Series foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the International Series has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Series utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the net asset value of the International Series. When the International Series uses fair value pricing, the values assigned to the International Series foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Listed derivatives, such as futures, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy.

   A summary of the inputs used to value the Series' investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Summary Schedules of Portfolio Holdings. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   For the year ended October 31, 2015, there were no significant transfers between Level 1 and Level 2 and no significant Level 3 investments held by the Series.

   2. Foreign Currency Translation: Securities and other assets and liabilities of the International Series whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

   The International Series does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities whether realized or unrealized.

   Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the International Series and the U.S. dollar equivalent amounts actually received or paid.

   3. Deferred Compensation Plan: Each eligible Director/Trustee of the Trust may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors/Trustees may defer payment of all or a portion of their total fees earned as a Director/Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

   Each Director/Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director/Trustee shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's/Trustee's deferred compensation until a date specified by such Director/Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director/Trustee ceases to be a member of the Board; and
(ii) five years following the effective date of the Director's/Trustee's first deferral election. If a Director/Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's/Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director/Trustee ceases to be a member of the Board (unless the Director/Trustee files an amended Notice selecting a different distribution date). As of October 31, 2015, none of the Directors/Trustees have requested or received a distribution of proceeds of a deferred fee account.

   4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Series estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities, utilizing the effective interest method. Expenses directly attributable to a Series are directly charged. Common expenses of the Trust or Series are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

   The International Series may be subject to taxes imposed by countries in which it invests, with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The International Series accrues such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

C. Investment Advisor:

   The Advisor, Dimensional Fund Advisors LP, provides investment advisory services to each Series. On May 8, 2015 and June 10, 2015 at a Special Joint Meeting of Shareholders, shareholders of the Series approved new investment management agreements, which became effective July 21, 2015, that provide a uniform agreement that increases transparency and better describes all of the services that the Advisor provides to each Series. The rate charged to each Series under the new investment management agreement for investment management services is equal to the rate charged under each Series' previous investment advisory agreement with the Advisor. For the year ended October 31, 2015, the investment advisory services/management fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.10% and 0.20% of average daily net assets for The U.S. Large Cap Value Series and The DFA International Value Series, respectively.

Earned Income Credit:

   In addition, the Series entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Series' custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of each Portfolio's net assets. During the year ended October 31, 2015, expenses reduced were as follows (amounts in thousands):

                                                     Fees Paid
                                                     Indirectly
                                                     ----------
                 The DFA International Value Series.    $19

Fees Paid to Officers and Directors/Trustees:

   Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Trust; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Trust. For the year ended October 31, 2015, the total related amounts paid by the Trust to the CCO were $84 (in thousands). The total related amounts paid by each of the Series are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

   At October 31, 2015, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

                    The U.S. Large Cap Value Series.... $417
                    The DFA International Value Series.  293

E. Purchases and Sales of Securities:

   For the year ended October 31, 2015, the Series made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

                                               Purchases    Sales
                                               ---------- ----------
           The U.S. Large Cap Value Series.... $4,001,677 $2,985,119
           The DFA International Value Series.  2,665,270  1,984,575

   There were no purchases or sales of long-term U.S. government securities.

F. Federal Income Taxes:

   No provision for federal income taxes is required since the Series are treated as partnerships for federal income tax purposes. Any net investment income and realized and unrealized gains and losses have been deemed to have been "passed down" to their respective partners.

   At October 31, 2015, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                          Net Unrealized
                                    Federal Tax  Unrealized   Unrealized   Appreciation
                                       Cost     Appreciation Depreciation (Depreciation)
                                    ----------- ------------ ------------ --------------
The U.S. Large Cap Value Series.... $14,362,443  $6,266,359   $(163,399)    $6,102,960
The DFA International Value Series.   9,610,599   1,293,660    (600,495)       693,165

   The difference between book basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales.

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed each Series' tax positions and has concluded that no additional provision for income tax is required in any Series' financial statements. No Series is aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Series' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Financial Instruments:

   In accordance with the Series' investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign government supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Series may be inhibited.

Derivative Financial Instruments:

   Summarized below are the specific types of derivative instruments used by the Series.

   2. Futures Contracts: The Series may enter into futures contracts and options on futures contracts to adjust market exposure based on actual or expected cash inflows to or outflows from the Series. Upon entering into a futures contract, the Series deposits cash or pledges U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities or indices, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. The Series entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   The following is a summary of the location and value of derivative instrument holdings on the Series' Statements of Operations categorized by primary risk exposure for the year ended October 31, 2015 (amounts in thousands):

Derivative Type             Location of Gain (Loss) on Derivatives Recognized in Income
---------------             -----------------------------------------------------------
Equity contracts            Net Realized Gain (Loss) on: Futures

Foreign exchange contracts  Net Realized Gain (Loss) on: Foreign Currency Transactions

   The following is a summary of the realized and change in unrealized gains and losses from the Series' derivative instrument holdings categorized by primary risk exposure through the year ended October 31, 2015 (amounts in thousands):

                                              Realized Gain (Loss) on
                                             Derivatives Recognized in Income
                                             -------------------------------
                                                       Foreign
                                                      Exchange     Equity
                                             Total    Contracts   Contracts
                                             -----    ---------   ---------
         The U.S. Large Cap Value Series*... $(43)        --        $(43)
         The DFA International Value Series.   14        $14          --

* During the year ended October 31, 2015, the U.S. Large Cap Value Series' average notional contract amount of outstanding futures contracts was $7,052 (in thousands).

H. Line of Credit and Interfund Lending Program:

   The Trust, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 1, 2015 with its domestic custodian bank. A line of credit with similar terms was in effect through March 31, 2015. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 30, 2016.

   The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit with its international custodian bank effective January 9, 2015. A line of credit with similar terms was in effect through January 8, 2015. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 8, 2016.

   For the year ended October 31, 2015, borrowings by the Series under the lines of credit were as follows (amounts in thousands, except percentages and days):

                                      Weighted      Weighted    Number of   Interest Maximum Amount
                                       Average    Average Loan     Days     Expense  Borrowed During
                                    Interest Rate   Balance    Outstanding* Incurred   The Period
                                    ------------- ------------ ------------ -------- ---------------
The U.S. Large Cap Value Series....     0.96%       $31,642         68        $60       $162,215
The DFA International Value Series.     0.87%         7,575         44          8         54,121

* Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2015, that each Series' available line of credit was utilized.

   At October 31, 2015, The U.S. Large Cap Value Series and The Emerging Markets Series had loans outstanding in the amount of $1,884 and $26,898 (in thousands), respectively.

   Pursuant to an exemptive order issued by the SEC (the "Order"), the Series may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice. The Series did not utilize the interfund lending program during the year ended October 31, 2015.

I. Securities Lending:

   As of October 31, 2015, each Series had securities on loan to brokers/dealers, for which each Series received cash collateral. Each Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. In addition, The U.S. Large Cap Value Series and The DFA International Value Series received non-cash collateral consisting of short and/or long term U.S. government securities with a market value of $614,033 and $3,425 (amounts in thousands), respectively. Loans of securities are expected at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Series' collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, a Series could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

   Subject to their stated investment policies, each Series will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Such Series also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, each Series will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

J. Indemnitees; Contractual Obligations:

   Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust.

   In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

K. Other:

   The Series are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, described below, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buyout transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

   The U.S. Large Cap Value Series has been named as a defendant in a multi-district litigation pending in the United States District Court for the Southern District of New York (the "Court"), captioned In re Tribune Company Fraudulent Conveyance Litigation, No. 11-MD-2296-RJS (the "Tribune MDL"). The Tribune MDL arises from the 2007 leveraged buyout of The Tribune Company ("Tribune") (the "LBO") and Tribune's subsequent bankruptcy and reorganization. In connection with the LBO, thousands of Tribune shareholders, including The U.S. Large Cap Value Series, sold Tribune shares back to Tribune for $34 per share. The Tribune MDL includes a series of lawsuits brought by individual creditors of Tribune (the "Individual Creditor Actions") and a lawsuit brought by a court-appointed trustee on behalf of the committee of unsecured creditors of Tribune (the "Committee Action," and with the Individual Creditor Actions, collectively referred to as the "Lawsuits"). The Lawsuits seek to unwind the LBO stock repurchases as fraudulent transfers and recover the stock repurchase proceeds paid to the Tribune shareholders who participated in the LBO. On September 23, 2013, the Court entered an order dismissing the Individual Creditor Actions in their entirety on the grounds that the individual creditor plaintiffs lack standing to pursue their claims. The Court's dismissal order is on appeal to the Second Circuit. Oral argument on the appeal was held on November 5, 2014, and the parties await the Second Circuit's ruling. The Committee Action remains pending, and a motion to dismiss on behalf of all shareholder defendants in the Committee Action was filed on May 23, 2014. The motion to dismiss is fully briefed, and the parties await the scheduling of oral argument on the motion. The Committee Action is stayed pending the disposition of the motion to dismiss.

   Litigation counsel to The U.S. Large Cap Value Series in the Lawsuits does not believe that it is possible, at this early stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The U.S. Large Cap Value Series arising from the Lawsuits. Until The U.S. Large Cap Value Series can do so, no reduction of the net asset value of The U.S. Large Cap Value Series will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery the plaintiffs seek, the amount would be less than 1% of The U.S. Large Cap Value Series' net asset value at this time.

   The U.S. Large Cap Value Series also cannot quantify the cost of the Lawsuits that could potentially be deducted from its net asset value. Therefore, at this time, those investors buying or redeeming shares of The U.S. Large Cap Value Series will pay or receive, as the case may be, a price based on the net asset value of The U.S. Large Cap Value Series, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be taken as expenses by The U.S. Large Cap Value Series as incurred and in a manner similar to any other expense incurred by The U.S. Large Cap Value Series.

L. Subsequent Event Evaluations:

   Management has evaluated the impact of all subsequent events on the Series and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of The DFA Investment Trust Company and
Shareholders of the Series, as defined:

In our opinion, the accompanying statements of assets and liabilities, including the summary schedules of portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The U.S. Large Cap Value Series and The DFA International Value Series (constituting portfolios within The DFA Investment Trust Company, hereafter referred to as the "Series") at October 31, 2015, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Series' management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2015 by correspondence with the custodians, brokers and the transfer agent of the investee fund, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 18, 2015

                      RESULTS OF THE SHAREHOLDER MEETING

                                  (Unaudited)

   On May 8, 2015 and June 10, 2015, The DFA Investment Trust Company ("DFAITC") held a Special Joint Meeting of Shareholders for the purpose of voting on several proposals affecting DFAITC and the Series, including, among other items, the election of Trustees, the approval of an updated investment management agreement, and the amendment of certain fundamental investment limitations. The shareholders of the Series approved each of the applicable proposals for DFAITC and the Series presented at the Meeting. Listed below are the voting results from the Meeting. Please note that not all Proposals presented at the Meeting were voted on by each Series. Additionally, the Proposal numbers reflected below correlate to the Proposal numbers presented for vote at the Meeting.

DFAITC

Proposal 1: Election of Directors/Trustees*

                                            % Voted % FOR             % Voted  % WITHHOLD
                                   FOR        FOR   of O/S  WITHHOLD  WITHHOLD   of O/S
                              ------------- ------- ------ ---------- -------- ----------
(a) David G. Booth........... 3,799,690,199  99.00% 99.00% 38,401,017   1.00%     1.00%
(b) George M. Constantinides. 3,805,482,510  99.15% 99.15% 32,608,707   0.85%     0.85%
(c) John P. Gould............ 3,805,511,230  99.15% 99.15% 32,579,986   0.85%     0.85%
(d) Roger G. Ibbotson........ 3,805,697,022  99.16% 99.16% 32,394,194   0.84%     0.84%
(e) Edward P. Lazear......... 3,803,361,554  99.10% 99.10% 34,729,663   0.90%     0.90%
(f) Eduardo A. Repetto....... 3,805,386,852  99.15% 99.15% 32,704,365   0.85%     0.85%
(g) Myron S. Scholes......... 3,804,518,074  99.13% 99.13% 33,573,142   0.87%     0.87%
(h) Abbie J. Smith........... 3,799,720,532  99.00% 99.00% 38,370,685   1.00%     1.00%

*  Results are for all Series within DFAITC

The U.S. Large Cap Value Series

Proposal 1: Election of Directors/Trustees

                                          % Voted % FOR             % Voted  % WITHHOLD
                                  FOR       FOR   of O/S  WITHHOLD  WITHHOLD   of O/S
                              ----------- ------- ------ ---------- -------- ----------
(a) David G. Booth........... 503,434,059  96.62% 96.62% 17,618,695   3.38%     3.38%
(b) George M. Constantinides. 503,597,746  96.65% 96.65% 17,455,008   3.35%     3.35%
(c) John P. Gould............ 503,629,830  96.66% 96.66% 17,422,924   3.34%     3.34%
(d) Roger G. Ibbotson........ 503,593,033  96.65% 96.65% 17,459,721   3.35%     3.35%
(e) Edward P. Lazear......... 503,745,656  96.68% 96.68% 17,307,098   3.32%     3.32%
(f) Eduardo A. Repetto....... 503,700,147  96.67% 96.67% 17,352,607   3.33%     3.33%
(g) Myron S. Scholes......... 503,511,500  96.63% 96.63% 17,541,254   3.37%     3.37%
(h) Abbie J. Smith........... 502,444,591  96.43% 96.43% 18,608,163   3.57%     3.57%

Proposal 4: Approval of an Updated Investment Management Agreement with Dimensional Fund Advisors LP

             % Voted % FOR            % Voted % AGAINST            % Voted % ABSTAIN  Broker  % Broker
FOR            FOR   of O/S  AGAINST  AGAINST  of O/S    ABSTAIN   ABSTAIN  of O/S   Non-Vote Non-Vote
---          ------- ------ --------- ------- --------- ---------- ------- --------- -------- --------
499,168,394   95.80% 95.80% 3,282,049  0.63%    0.63%   18,602,311  3.57%    3.57%      0       0.00%

Proposal 5: Approval of an Amendment to the Fundamental Investment Limitation Regarding Investment in Commodities

             % Voted % FOR            % Voted % AGAINST            % Voted % ABSTAIN  Broker  % Broker
FOR            FOR   of O/S  AGAINST  AGAINST  of O/S    ABSTAIN   ABSTAIN  of O/S   Non-Vote Non-Vote
---          ------- ------ --------- ------- --------- ---------- ------- --------- -------- --------
490,697,537   94.17% 94.17% 5,690,048  1.09%    1.09%   24,665,169  4.73%    4.73%      0       0.00%

The DFA International Value Series

Proposal 1: Election of Directors/Trustees

                                          % Voted % FOR             % Voted  % WITHHOLD
                                  FOR       FOR   of O/S  WITHHOLD  WITHHOLD   of O/S
                              ----------- ------- ------ ---------- -------- ----------
(a) David G. Booth........... 453,108,126  98.04% 98.04%  9,076,149   1.96%     1.96%
(b) George M. Constantinides. 453,092,853  98.03% 98.03%  9,091,422   1.97%     1.97%
(c) John P. Gould............ 453,054,483  98.02% 98.02%  9,129,792   1.98%     1.98%
(d) Roger G. Ibbotson........ 453,258,273  98.07% 98.07%  8,926,002   1.93%     1.93%
(e) Edward P. Lazear......... 452,856,321  97.98% 97.98%  9,327,954   2.02%     2.02%
(f) Eduardo A. Repetto....... 453,239,258  98.06% 98.06%  8,945,017   1.94%     1.94%
(g) Myron S. Scholes......... 452,508,790  97.91% 97.91%  9,675,485   2.09%     2.09%
(h) Abbie J. Smith........... 451,301,977  97.65% 97.65% 10,882,298   2.35%     2.35%

Proposal 2: Approval of a "Manager of Managers" Structure

             % Voted % FOR            % Voted % AGAINST            % Voted % ABSTAIN  Broker  % Broker
FOR            FOR   of O/S  AGAINST  AGAINST  of O/S    ABSTAIN   ABSTAIN  of O/S   Non-Vote Non-Vote
---          ------- ------ --------- ------- --------- ---------- ------- --------- -------- --------
446,738,866   96.66% 96.66% 3,751,643  0.81%    0.81%   11,693,766  2.53%    2.53%      0       0.00%

Proposal 4: Approval of an Updated Investment Management Agreement with Dimensional Fund Advisors LP

             % Voted % FOR            % Voted % AGAINST           % Voted % ABSTAIN  Broker  % Broker
FOR            FOR   of O/S  AGAINST  AGAINST  of O/S    ABSTAIN  ABSTAIN  of O/S   Non-Vote Non-Vote
---          ------- ------ --------- ------- --------- --------- ------- --------- -------- --------
451,111,642   97.60% 97.60% 3,045,299  0.66%    0.66%   8,027,334  1.74%    1.74%      0       0.00%

Proposal 5: Approval of an Amendment to the Fundamental Investment Limitation Regarding Investment in Commodities

             % Voted % FOR            % Voted % AGAINST           % Voted % ABSTAIN  Broker  % Broker
FOR            FOR   of O/S  AGAINST  AGAINST  of O/S    ABSTAIN  ABSTAIN  of O/S   Non-Vote Non-Vote
---          ------- ------ --------- ------- --------- --------- ------- --------- -------- --------
450,666,784   97.51% 97.51% 3,477,535  0.75%    0.75%   8,039,955  1.74%    1.74%      0       0.00%

                                FUND MANAGEMENT

                                  (Unaudited)

Trustees/Directors

Each Board of Trustees/Directors (each, the "Board" and collectively, the "Boards") of The DFA Investment Trust Company ("DFAITC"), DFA Investment Dimensions Group Inc. ("DFAIDG"), Dimensional Investment Group Inc. ("DIG"), and Dimensional Emerging Markets Value Fund ("DEM") (each, the "Fund" and collectively, the "Funds") is responsible for establishing the Funds' policies and for overseeing the management of the Funds. The Trustees/ Directors of the Funds, including all of the disinterested Trustees/Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between portfolios of the Funds (the "Feeder Portfolios") that invest in certain series of DFAITC or DEM (the "Master Funds").

Each Board has three standing committees, an Audit Committee, a Nominating Committee, and an Investment Strategy Committee (the "Strategy Committee"). The Audit Committee is composed of George M. Constantinides, Roger G. Ibbotson, and Abbie J. Smith. Each member of the Audit Committee is a disinterested Trustee/Director. The Audit Committee oversees the Fund's accounting and financial reporting policies and practices, the Fund's internal controls, the Fund's financial statements and the independent audits thereof and performs other oversight functions as requested by the Board. The Audit Committee recommends the appointment of each Fund's independent registered certified public accounting firm and also acts as a liaison between the Fund's independent registered certified public accounting firm and the full Board. There were two Audit Committee meetings held during the fiscal year ended October 31, 2015.

Each Board's Nominating Committee is composed of George M. Constantinides, John
P. Gould, Roger G. Ibbotson, Myron S. Scholes, Edward P. Lazear and Abbie J. Smith. Each member of the Nominating Committee is a disinterested Trustee/Director. The Nominating Committee for each Board makes recommendations for nominations of disinterested and interested members on the Board to the full Board. The Nominating Committee evaluates a candidate's qualification for Board membership and the independence of such candidate from the Advisor and other principal service providers. The Nominating Committee did not meet during the fiscal year ended October 31, 2015.

Each Board's Strategy Committee consists of both interested and disinterested Trustees/Directors. The Strategy Committee is composed of John P. Gould, Edward
P. Lazear, Myron S. Scholes and Eduardo A. Repetto. The Strategy Committee assists the Board in carrying out its fiduciary duties with respect to the oversight of the Fund and its performance. At the request of the Board or the Advisor, the Strategy Committee may (i) review the design of possible new series of the Fund, (ii) review performance of existing portfolios of the Fund and discuss and recommend possible enhancements to the portfolios' investment strategies, (iii) review proposals by the Advisor to modify or enhance the investment strategies or policies of each portfolio, and (iv) consider issues relating to investment services for each portfolio of the Fund. The Strategy Committee was formed on December 17, 2010, and there were three Strategy Committee meetings held during the fiscal year ended October 31, 2015.

Certain biographical information for each disinterested Trustee/Director and each interested Trustee/Director of the Funds is set forth in the tables below, including a description of each Trustee/Director's experience as a Trustee/ Director of the Funds and as a director or trustee of other funds, as well as other recent professional experience.

The statements of additional information (together, "SAI") of the Funds include additional information about each Trustee/Director. You may obtain copies of the SAI and prospectus of each Fund advised by Dimensional Fund Advisors LP by calling collect (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746. Prospectuses are also available at www.dimensional.com.

      Name, Position                                 Portfolios within the
   with the Fund, Address     Term of Office/1/ and  DFA Fund Complex/2/     Principal Occupation(s) During Past 5 Years and
     and Year of Birth         Length of Service           Overseen           Other Directorships of Public Companies Held
------------------------------------------------------------------------------------------------------------------------------
                                              Disinterested Trustees/Directors
------------------------------------------------------------------------------------------------------------------------------
George M. Constantinides       DFAIDG-Since 1983     122 portfolios in 4    Leo Melamed Professor of Finance, University of
Director of DFAIDG and DIG.    DIG-Since 1993        investment companies   Chicago Booth School of Business.
Trustee of DFAITC and DEM.     DFAITC-Since 1992
The University of Chicago      DEM-Since 1993
Booth School of Business
5807 S. Woodlawn Avenue
Chicago, IL 60637
1947
------------------------------------------------------------------------------------------------------------------------------
John P. Gould                  DFAIDG-Since 1986     122 portfolios in 4    Steven G. Rothmeier Professor and Distinguished
Director of DFAIDG and DIG.    DIG-Since 1993        investment companies   Service Professor of Economics, University of
Trustee of DFAITC and DEM      DFAITC-Since 1992                            Chicago Booth School of Business (since 1965).
The University of Chicago      DEM-Since 1993                               Member and Chair, Competitive Markets Advisory
Booth School of Business                                                    Council, Chicago Mercantile Exchange (futures
5807 S. Woodlawn Avenue                                                     trading exchange) (since 2004). Trustee, Harbor
Chicago, IL 60637                                                           Fund (registered investment company) (29
1939                                                                        Portfolios) (since 1994). Formerly, Member of the
                                                                            Board of Milwaukee Insurance Company (1997- 2010).
------------------------------------------------------------------------------------------------------------------------------
Roger G. Ibbotson              DFAIDG-Since 1981     122 portfolios in 4    Professor in Practice of Finance, Yale School of
Director of DFAIDG and DIG.    DIG-Since 1993        investment companies   Management (since 1984). Chairman, CIO and
Trustee of DFAITC and DEM.     DFAITC-Since 1992                            Partner, Zebra Capital Management, LLC (hedge
Yale School of Management      DEM-Since 1993                               fund and asset manager) (since 2001). Consultant
P.O. Box 208200                                                             to Morningstar Inc. (since 2006). Formerly,
New Haven, CT 06520-8200                                                    Director, BIRR Portfolio Analysis, Inc. (software
1943                                                                        products) (1990-2010).
------------------------------------------------------------------------------------------------------------------------------
Edward P. Lazear               DFAIDG-Since 2010     122 portfolios in 4    Morris Arnold Cox Senior Fellow, Hoover
Director of DFAIDG and DIG.    DIG-Since 2010        investment companies   Institution (since 2002). Jack Steele Parker
Trustee of DFAITC and DEM.     DFAITC-Since 2010                            Professor of Human Resources Management and
Stanford University Graduate   DEM-Since 2010                               Economics, Graduate School of Business, Stanford
School of Business                                                          University (since 1995). Cornerstone Research
518 Memorial Way                                                            (expert testimony and economic and financial
Stanford, CA 94305-5015                                                     analysis) (since 2009). Formerly, Chairman of the
1948                                                                        President George W. Bush's Council of Economic
                                                                            Advisers (2006-2009). Formerly, Council of
                                                                            Economic Advisors, State of California
                                                                            (2005-2006). Formerly, Commissioner, White House
                                                                            Panel on Tax Reform (2005)
------------------------------------------------------------------------------------------------------------------------------
Myron S. Scholes               DFAIDG-Since 1981     122 portfolios in 4    Chief Investment Strategist, Janus Capital Group
Director of DFAIDG and DIG.    DIG-Since 1993        investment companies   Inc. (since 2014). Frank E. Buck Professor of
Trustee of DFAITC and DEM.     DFAITC-Since 1992                            Finance Emeritus, Graduate School of Business,
c/o Dimensional Fund           DEM-Since 1993                               Stanford University (since 1981). Chairman,
Advisors, LP                                                                Ruapay Inc. (since 2013). Formerly, Chairman,
6300 Bee Cave Road                                                          Platinum Grove Asset Management, L.P. (hedge
Building 1                                                                  fund) (formerly, Oak Hill Platinum Partners)
Austin, TX 78746                                                            (1999-2009). Formerly, Director, American Century
1941                                                                        Fund Complex (registered investment companies)
                                                                            (43 Portfolios) (1980-2014).
------------------------------------------------------------------------------------------------------------------------------
Abbie J. Smith                 DFAIDG-Since 2000     122 portfolios in 4    Boris and Irene Stern Distinguished Service
Director of DFAIDG and DIG.    DIG-Since 2000        investment companies   Professor of Accounting, University of Chicago
Trustee of DFAITC and DEM.     DFAITC-Since 2000                            Booth School of Business (since 1980). Director,
The University of Chicago      DEM-Since 2000                               HNI Corporation (formerly known as HON Industries
Booth School of Business                                                    Inc.) (office furniture) (since 2000). Director,
5807 S. Woodlawn                                                            Ryder System Inc. (transportation, logistics and
Avenue Chicago, IL 60637                                                    supply-chain management) (since 2003). Trustee,
1953                                                                        UBS Funds (4 investment companies within the fund
                                                                            complex) (33 portfolios) (since 2009). Formerly,
                                                                            Co-Director Investment Research, Fundamental
                                                                            Investment Advisors (hedge fund) (2008-2011).
------------------------------------------------------------------------------------------------------------------------------

      Name, Position                                Portfolios within the
  with the Fund, Address     Term of Office/1/ and  DFA Fund Complex/2/     Principal Occupation(s) During Past 5 Years and
     and Year of Birth        Length of Service           Overseen           Other Directorships of Public Companies Held
-----------------------------------------------------------------------------------------------------------------------------
                                               Interested Trustees/Directors*
-----------------------------------------------------------------------------------------------------------------------------
David G. Booth                DFAIDG-Since 1981     122 portfolios in 4    Chairman, Director/Trustee, President, Co-Chief
Chairman, Director/Trustee,   DIG-Since 1992        investment companies   Executive Officer and formerly, Chief Executive
President and Co-Chief        DFAITC-Since 1992                            Officer (until 1/1/2010) of the following
Executive Officer             DEM-Since 1993                               companies: Dimensional Holdings Inc., Dimensional
6300 Bee Cave Road,                                                        Fund Advisors LP, DFA Securities LLC, DEM,
Building One                                                               DFAIDG, DIG and DFAITC (collectively, the "DFA
Austin, TX 78746                                                           Entities"). Director of Dimensional Fund Advisors
1946                                                                       Ltd. and formerly, Chief Investment Officer.
                                                                           Director of DFA Australia Limited and formerly,
                                                                           President and Chief Investment Officer. Director
                                                                           of Dimensional Advisors Ltd., Dimensional Funds
                                                                           plc and Dimensional Funds II plc. Formerly,
                                                                           President, Dimensional SmartNest (US) LLC
                                                                           (2009-2014). Formerly, Limited Partner, Oak Hill
                                                                           Partners (2001- 2010). Limited Partner, VSC
                                                                           Investors, LLC (since 2007). Trustee, University
                                                                           of Chicago. Trustee, University of Kansas
                                                                           Endowment Association. Formerly, Director, SA
                                                                           Funds (registered investment company). Chairman,
                                                                           Director and Co-Chief Executive Officer of
                                                                           Dimensional Fund Advisors Canada ULC. Director
                                                                           and President (since 2012) of Dimensional Japan
                                                                           Ltd. Chairman, Director, President and Co-Chief
                                                                           Executive Officer of Dimensional Cayman Commodity
                                                                           Fund I Ltd. (since 2010).
-----------------------------------------------------------------------------------------------------------------------------
Eduardo A. Repetto            DFAIDG-Since 2009     122 portfolios in 4    Co-Chief Executive Officer (beginning January
Director/Trustee, Co-Chief    DIG-Since 2009        investment companies   2010), Co-Chief Investment Officer (since June
Executive Officer and Co-     DFAITC-Since 2009                            2014), Director/Trustee, and formerly, Chief
Chief Investment Officer      DEM-Since 2009                               Investment Officer (March 2007-June 2014) of the
6300 Bee Cave Road,                                                        DFA Entities. Director, Co-Chief Executive
Building One                                                               Officer and Chief Investment Officer (since 2010)
Austin, TX 78746                                                           of Dimensional Cayman Commodity Fund I Ltd.
1967                                                                       Director, Co-Chief Executive Officer, President
                                                                           and Co-Chief Investment Officer of Dimensional
                                                                           Fund Advisors Canada ULC and formerly, Chief
                                                                           Investment Officer (until April 2014). Co-Chief
                                                                           Investment Officer, Vice President, and Director
                                                                           of DFA Australia Limited and formerly, Chief
                                                                           Investment Officer (until April 2014). Director
                                                                           of Dimensional Fund Advisors Ltd., Dimensional
                                                                           Funds plc, Dimensional Funds II plc and
                                                                           Dimensional Advisors Ltd. Formerly, Vice
                                                                           President of the DFA Entities and Dimensional
                                                                           Fund Advisors Canada ULC. Director and Chief
                                                                           Investment Officer (since December 2012) of
                                                                           Dimensional Japan Ltd.

/1/ Each Trustee/Director holds office for an indefinite term until his or her successor is elected and qualified.

/2/ Each Trustee/Director is a director or trustee of each of the four registered investment companies within the DFA Fund Complex, which includes DFAIDG, DIG; DFAITC and DEM. Each disinterested Trustee/Director also serves on the Independent Review Committee of the Dimensional Funds, mutual funds registered in the provinces of Canada and managed by an affiliate of Dimensional Fund Advisors LP (the "Advisor"), Dimensional Fund Advisors Canada ULC.

* Interested Trustees/Directors are described as such because they are deemed to be "interested persons," as that term is defined under the Investment Company Act of 1940, as amended, due to their positions with the Advisor.

Officers

   Below is the name, year of birth, information regarding positions with the Funds and the principal occupation for each officer of the Funds. The address of each officer is 6300 Bee Cave Road, Building One, Austin, TX 78746. Each of the officers listed below holds the same office (except as otherwise noted) in the DFA Entities.

                                            Term of Office/1/
  Name and Year of                           and Length of
        Birth               Position            Service               Principal Occupation During Past 5 Years
----------------------------------------------------------------------------------------------------------------------
April A. Aandal        Vice President         Since 2008       Vice President of all the DFA Entities.
1963
----------------------------------------------------------------------------------------------------------------------
Robyn G. Alcorta       Vice President         Since 2012       Vice President of all the DFA Entities. Formerly, Vice
1974                                                           President, Business Development at Capson
                                                               Physicians Insurance Company (2010-2012); Vice
                                                               President at Charles Schwab (2007-2010).
----------------------------------------------------------------------------------------------------------------------
Darryl D. Avery        Vice President         Since 2005       Vice President of all the DFA Entities.
1966
----------------------------------------------------------------------------------------------------------------------
Arthur H. Barlow       Vice President         Since 1993       Vice President of all the DFA Entities. Director and
1955                                                           Managing Director of Dimensional Fund Advisors Ltd
                                                               (since September 2013).
----------------------------------------------------------------------------------------------------------------------
Peter Bergan           Vice President         Since 2014       Vice President of all the DFA Entities. Formerly,
1974                                                           Senior Infrastructure Manager for Dimensional Fund
                                                               Advisors LP (January 2011-January 2014); Partner
                                                               at Stonehouse Consulting (2010).
----------------------------------------------------------------------------------------------------------------------
Lana Bergstein         Vice President         Since 2014       Vice President of all the DFA Entities. Formerly,
1974                                                           Client Service Manager for Dimensional Fund
                                                               Advisors LP (February 2008-January 2014).
----------------------------------------------------------------------------------------------------------------------
Stanley W. Black       Vice President         Since 2014       Vice President of all the DFA Entities. Formerly,
1970                                                           Senior Research Associate (January 2012-January
                                                               2014) and Research Associate (2006-2011) for
                                                               Dimensional Fund Advisors LP.
----------------------------------------------------------------------------------------------------------------------
Aaron T. Borders       Vice President         Since 2014       Vice President of all the DFA Entities. Formerly,
1973                                                           Regional Director for Dimensional Fund Advisors LP
                                                               (April 2008-January 2014).
----------------------------------------------------------------------------------------------------------------------
Scott A. Bosworth      Vice President         Since 2007       Vice President of all the DFA Entities.
1968
----------------------------------------------------------------------------------------------------------------------
Valerie A. Brown       Vice President and     Since 2001       Vice President and Assistant Secretary of all the
1967                   Assistant Secretary                     DFA Entities, DFA Australia Limited, Dimensional
                                                               Fund Advisors Ltd., Dimensional Cayman
                                                               Commodity Fund I Ltd., Dimensional Fund Advisors
                                                               Pte. and Dimensional Hong Kong Limited. Director,
                                                               Vice President and Assistant Secretary of
                                                               Dimensional Fund Advisors Canada ULC.
----------------------------------------------------------------------------------------------------------------------
David P. Butler        Vice President         Since 2007       Vice President of all the DFA Entities. Head of
1964                                                           Global Financial Services for Dimensional Fund
                                                               Advisors LP (since 2008).
----------------------------------------------------------------------------------------------------------------------
Douglas M. Byrkit      Vice President         Since 2012       Vice President of all the DFA Entities. Formerly,
1970                                                           Regional Director for Dimensional Fund Advisors LP
                                                               (December 2010-January 2012); Regional Director
                                                               at Russell Investments (April 2006-December 2010).
----------------------------------------------------------------------------------------------------------------------
Hunt M. Cairns         Vice President         Since 2014       Vice President of all the DFA Entities. Formerly,
1973                                                           Regional Director (January 2010-January 2014) and
                                                               Senior Associate (July 2008-December 2009) for
                                                               Dimensional Fund Advisors LP.
----------------------------------------------------------------------------------------------------------------------
Dennis M. Chamberlain  Vice President         Since 2015       Vice President of all the DFA Entities. Formerly,
1972                                                           Regional Director (January 2012-January 2015) for
                                                               Dimensional Fund Advisors LP; Principal for
                                                               Chamberlain Financial Group (October
                                                               2010-December 2011); Wealth Management
                                                               Consultant for Saybrus Partners (May 2008-October
                                                               2010).

                                            Term of Office/1/
   Name and Year of                          and Length of
        Birth                Position           Service              Principal Occupation During Past 5 Years
---------------------------------------------------------------------------------------------------------------------
Ryan J. Chaplinski      Vice President        Since 2015       Vice President of all the DFA Entities. Formerly,
1971                                                           Regional Director (June 2011-January 2015) for
                                                               Dimensional Fund Advisors LP; Sales Executive for
                                                               Vanguard (2004-June 2011).
---------------------------------------------------------------------------------------------------------------------
James G. Charles        Vice President        Since 2011       Vice President of all the DFA Entities. Formerly,
1956                                                           Regional Director for Dimensional Fund Advisors LP
                                                               (2008-2010).
---------------------------------------------------------------------------------------------------------------------
Joseph H. Chi           Vice President        Since 2009       Vice President of all the DFA Entities. Co-Head of
1966                                                           Portfolio Management (since March 2012) and
                                                               Senior Portfolio Manager (since January 2012) for
                                                               Dimensional Fund Advisors LP. Formerly, Portfolio
                                                               Manager for Dimensional Fund Advisors LP (October
                                                               2005 to January 2012).
---------------------------------------------------------------------------------------------------------------------
Pil Sun Choi            Vice President        Since 2014       Vice President of all the DFA Entities. Formerly,
1972                                                           Counsel for Dimensional Fund Advisors LP (April
                                                               2012-January 2014); Vice President and Counsel for
                                                               AllianceBernstein L.P. (2006-2012).
---------------------------------------------------------------------------------------------------------------------
Stephen A. Clark        Vice President        Since 2004       Vice President of all the DFA Entities, DFA Australia
1972                                                           Limited and Dimensional Fund Advisors Canada
                                                               ULC. Head of Global Institutional Services for
                                                               Dimensional Fund Advisors LP (since January
                                                               2014). Formerly, Head of Institutional, North America
                                                               (March 2012 to December 2013) and Head of
                                                               Portfolio Management (January 2006 to March 2012)
                                                               for Dimensional Fund Advisors LP.
---------------------------------------------------------------------------------------------------------------------
Matt B. Cobb            Vice President        Since 2013       Vice President of all the DFA Entities. Formerly,
1971                                                           Regional Director for Dimensional Fund Advisors LP
                                                               (September 2011-March 2013); Vice President at
                                                               MullinTBG (2005-2011).
---------------------------------------------------------------------------------------------------------------------
Rose C. Cooke           Vice President        Since 2014       Vice President of all the DFA Entities. Formerly,
1971                                                           Regional Director for Dimensional Fund Advisors LP
                                                               (August 2010-March 2014); Vice President, Sales
                                                               and Business Development at AdvisorsIG (PPMG)
                                                               (2009-2010); Vice President at Credit Suisse
                                                               (2007-2009).
---------------------------------------------------------------------------------------------------------------------
Ryan Cooper             Vice President        Since 2013       Vice President of all the DFA Entities. Formerly,
1979                                                           Regional Director for Dimensional Fund Advisors LP
                                                               (2003-March 2014).
---------------------------------------------------------------------------------------------------------------------
Jeffrey D. Cornell      Vice President        Since 2012       Vice President of all the DFA Entities. Formerly,
1976                                                           Regional Director for Dimensional Fund Advisors LP
                                                               (August 2002-January 2012).
---------------------------------------------------------------------------------------------------------------------
Robert P. Cornell       Vice President        Since 2007       Vice President of all the DFA Entities.
1949
---------------------------------------------------------------------------------------------------------------------
George H. Crane         Vice President        Since 2010       Vice President of all the DFA Entities. Formerly,
1955                                                           Senior Vice President and Managing Director at
                                                               State Street Bank & Trust Company (2007-2008).
---------------------------------------------------------------------------------------------------------------------
Christopher S. Crossan  Vice President and    Since 2004       Vice President and Global Chief Compliance Officer
1965                    Global Chief                           of all the DFA Entities, DFA Australia Limited and
                        Compliance Officer                     Dimensional Fund Advisors Ltd. Vice President,
                                                               Chief Compliance Officer and Chief Privacy Officer
                                                               of Dimensional Fund Advisors Canada ULC.
                                                               Formerly, Vice President and Global Chief
                                                               Compliance Officer for Dimensional SmartNest (US)
                                                               LLC (October 2010-2014).
---------------------------------------------------------------------------------------------------------------------
John Dashtara           Vice President        Since 2015       Vice President of all the DFA Entities. Formerly,
1980                                                           Regional Director (July 2013-January 2015) for
                                                               Dimensional Fund Advisors LP; Relationship
                                                               Manager for Blackrock, Inc. (July 2011-July
                                                               2013);Vice President for Towers Watson (formerly,
                                                               WellsCanning) (June 2009-July 2011).

                                            Term of Office/1/
  Name and Year of                           and Length of
        Birth               Position            Service              Principal Occupation During Past 5 Years
---------------------------------------------------------------------------------------------------------------------
James L. Davis         Vice President         Since 1999       Vice President of all the DFA Entities.
1956
---------------------------------------------------------------------------------------------------------------------
Robert T. Deere        Vice President         Since 1994       Vice President of all the DFA Entities, DFA Australia
1957                                                           Limited and Dimensional Fund Advisors Canada
                                                               ULC.
---------------------------------------------------------------------------------------------------------------------
Johnathon K. DeKinder  Vice President         Since 2014       Vice President of all the DFA Entities. Formerly,
1979                                                           Regional Director (January 2012-January 2014) and
                                                               Senior Associate (August 2010-December 2011) for
                                                               Dimensional Fund Advisors LP; MBA and MPA at
                                                               the University of Texas at Austin (August 2007-May
                                                               2010).
---------------------------------------------------------------------------------------------------------------------
Mark J. Dennis         Vice President         Since 2015       Vice President of all DFA Entities. Formerly,
1976                                                           Regional Director (May 2011-January 2015) for
                                                               Dimensional Fund Advisors LP; Vice President,
                                                               Portfolio Specialist (January 2007-May 2011) for
                                                               Morgan Stanley Investment Management.
---------------------------------------------------------------------------------------------------------------------
Massimiliano DeSantis  Vice President         Since 2015       Vice President of all DFA Entities. Formerly, Senior
1971                                                           Associate, Research (November 2012-January
                                                               2015) for Dimensional Fund Advisors LP; Senior
                                                               Consultant, NERA Economic Consulting, New York
                                                               (May 2010-November 2012).
---------------------------------------------------------------------------------------------------------------------
Peter F. Dillard       Vice President         Since 2010       Vice President of all the DFA Entities. Formerly,
1972                                                           Research Associate (August 2008-March 2010) and
                                                               Research Assistant (April 2006-August 2008) for
                                                               Dimensional Fund Advisors LP.
---------------------------------------------------------------------------------------------------------------------
Robert W. Dintzner     Vice President         Since 2001       Vice President of all the DFA Entities.
1970
---------------------------------------------------------------------------------------------------------------------
Karen M. Dolan         Vice President         Since 2014       Vice President of all the DFA Entities. Head of
1979                                                           Marketing for Dimensional Fund Advisors LP (since
                                                               February 2013). Formerly, Senior Manager of
                                                               Research and Marketing for Dimensional Fund
                                                               Advisors LP (June 2012-January 2013); Director of
                                                               Mutual Fund Analysis at Morningstar (January
                                                               2008-May 2012).
---------------------------------------------------------------------------------------------------------------------
L. Todd Erskine        Vice President         Since 2015       Vice President of all DFA Entities. Formerly,
1959                                                           Regional Director (May 2008-January 2015) for
                                                               Dimensional Fund Advisors LP.
---------------------------------------------------------------------------------------------------------------------
Richard A. Eustice     Vice President and     Since 1998       Vice President and Assistant Secretary of all the
1965                   Assistant Secretary                     DFA Entities and DFA Australia Limited. Chief
                                                               Operating Officer for Dimensional Fund Advisors
                                                               Pte. Ltd. (since April 2013). Formerly, Chief
                                                               Operating Officer for Dimensional Fund Advisors Ltd.
                                                               (July 2008-March 2013).
---------------------------------------------------------------------------------------------------------------------
Gretchen A. Flicker    Vice President         Since 2004       Vice President of all the DFA Entities.
1971
---------------------------------------------------------------------------------------------------------------------
Jed S. Fogdall         Vice President         Since 2008       Vice President of all the DFA Entities. Co-Head of
1974                                                           Portfolio Management (since March 2012) and
                                                               Senior Portfolio Manager (since January 2012) of
                                                               Dimensional Fund Advisors LP. Formerly, Portfolio
                                                               Manager of Dimensional Fund Advisors LP
                                                               (September 2004-January 2012).
---------------------------------------------------------------------------------------------------------------------
Edward A. Foley        Vice President         Since 2014       Vice President of all the DFA Entities. Formerly,
1976                                                           Regional Director for Dimensional Fund Advisors LP
                                                               (August 2011-January 2014); Senior Vice President
                                                               of First Trust Advisors L.P. (2007-July 2011).
---------------------------------------------------------------------------------------------------------------------
Deborah J.G. Foster    Vice President         Since 2015       Vice President of all the DFA Entities. Formerly,
1959                                                           Senior Associate (May 2011-January 2015) and
                                                               Marketing Officer (April 2002-April 2011) for
                                                               Dimensional Fund Advisors LP.
---------------------------------------------------------------------------------------------------------------------
Jeremy P. Freeman      Vice President         Since 2009       Vice President of all the DFA Entities.
1970
---------------------------------------------------------------------------------------------------------------------

                                          Term of Office/1/
  Name and Year of                         and Length of
       Birth               Position           Service               Principal Occupation During Past 5 Years
--------------------------------------------------------------------------------------------------------------------
Kimberly A. Ginsburg  Vice President        Since 2015       Vice President of all the DFA Entities. Formerly, Vice
1970                                                         President for Dimensional SmartNest (US) LLC
                                                             (January 2012-November 2014); Senior Vice
                                                             President for Morningstar (July 2004-July 2011).
--------------------------------------------------------------------------------------------------------------------
Mark R. Gochnour      Vice President        Since 2007       Vice President of all the DFA Entities.
1967
--------------------------------------------------------------------------------------------------------------------
Tom M. Goodrum        Vice President        Since 2012       Vice President of all the DFA Entities. Formerly,
1968                                                         Managing Director at BlackRock (2004-January
                                                             2012).
--------------------------------------------------------------------------------------------------------------------
Henry F. Gray         Vice President        Since 2000       Vice President of all the DFA Entities.
1967
--------------------------------------------------------------------------------------------------------------------
John T. Gray          Vice President        Since 2007       Vice President of all the DFA Entities.
1974
--------------------------------------------------------------------------------------------------------------------
Christian Gunther     Vice President        Since 2011       Vice President of all the DFA Entities. Senior Trader
1975                                                         for Dimensional Fund Advisors LP (since 2012).
                                                             Formerly, Senior Trader (2009-2012).
--------------------------------------------------------------------------------------------------------------------
Robert W. Hawkins     Vice President        Since 2014       Vice President of all the DFA Entities. Formerly,
1974                                                         Counsel for Dimensional Fund Advisors LP (January
                                                             2011-January 2014); Vice President and Senior
                                                             Counsel for State Street Global Advisors (November
                                                             2008-January 2011).
--------------------------------------------------------------------------------------------------------------------
Joel H. Hefner        Vice President        Since 2007       Vice President of all the DFA Entities.
1967
--------------------------------------------------------------------------------------------------------------------
Kevin B. Hight        Vice President        Since 2005       Vice President of all the DFA Entities.
1967
--------------------------------------------------------------------------------------------------------------------
Gregory K. Hinkle     Vice President and    Since 2015       Vice President and Controller of all the DFA Entities.
1958                  Controller                             Formerly, Vice President of T. Rowe Price Group,
                                                             Inc. and Director of Investment Treasury and
                                                             Treasurer of the T. Rowe Price Funds (March
                                                             2008-July 2015).
--------------------------------------------------------------------------------------------------------------------
Christine W. Ho       Vice President        Since 2004       Vice President of all the DFA Entities.
1967
--------------------------------------------------------------------------------------------------------------------
Michael C. Horvath    Vice President        Since 2011       Vice President of all the DFA Entities. Formerly,
1960                                                         Managing Director, Co-Head Global Consultant
                                                             Relations at BlackRock (2004-2011).
--------------------------------------------------------------------------------------------------------------------
Mark A. Hunter        Vice President        Since 2015       Vice President of all the DFA Entities. Formerly,
1971                                                         Senior Compliance Officer (November 2010-January
                                                             2015) for Dimensional Fund Advisors LP; Senior
                                                             Compliance Manager for Janus Capital Group, Inc.
                                                             (March 2004-November 2010).
--------------------------------------------------------------------------------------------------------------------
Jeff J. Jeon          Vice President        Since 2004       Vice President of all the DFA Entities and
1973                                                         Dimensional Cayman Commodity Fund I Ltd.
--------------------------------------------------------------------------------------------------------------------
Garret D. Jones       Vice President        Since 2014       Vice President of all the DFA Entities. Formerly,
1971                                                         Manager of Sales and Marketing Systems (January
                                                             2011-January 2014) and Project Manager
                                                             (2007-2010) for Dimensional Fund Advisors LP.
--------------------------------------------------------------------------------------------------------------------
Stephen W. Jones      Vice President        Since 2012       Vice President of all the DFA Entities. Formerly,
1968                                                         Facilities Manager for Dimensional Fund Advisors
                                                             LP (October 2008-January 2012).
--------------------------------------------------------------------------------------------------------------------
Scott P. Kaup         Vice President        Since 2015       Vice President of all the DFA Entities. Formerly,
1975                                                         Senior Manager, Investment Operations (January
                                                             2014-January 2015) and Investment Operations
                                                             Manager (May 2008-January 2014) for Dimensional
                                                             Fund Advisors LP.
--------------------------------------------------------------------------------------------------------------------

                                     Term of Office/1/
 Name and Year of                     and Length of
       Birth            Position         Service              Principal Occupation During Past 5 Years
--------------------------------------------------------------------------------------------------------------
David M. Kavanaugh   Vice President    Since 2014       Vice President of all the DFA Entities. Head of
1978                                                    Operations for Financial Advisor Services for
                                                        Dimensional Fund Advisors LP (since July 2014).
                                                        Formerly, Counsel of Dimensional Fund Advisors LP
                                                        (August 2011-January 2014); Associate at Andrews
                                                        Kurth LLP (2006-2011).
--------------------------------------------------------------------------------------------------------------
Patrick M. Keating   Vice President    Since 2003       Vice President of DFAIDG, DIG, DFAITC, DEM,
1954                                                    Dimensional Holdings Inc., Dimensional Fund
                                                        Advisors LP. Formerly, Vice President of DFA
                                                        Securities LLC, Dimensional Cayman Commodity
                                                        Fund I Ltd. and Dimensional Advisors Ltd (until
                                                        February 2015); Chief Operating Officer of
                                                        Dimensional Holdings Inc., DFA Securities LLC,
                                                        Dimensional Fund Advisors LP, Dimensional
                                                        Cayman Commodity Fund I Ltd., Dimensional
                                                        Advisors Ltd. and Dimensional Fund Advisors Pte.
                                                        Ltd. (until February 2015); Director, Vice President,
                                                        and Chief Privacy Officer of Dimensional Fund
                                                        Advisors Canada ULC (until February 2015); Director
                                                        of DFA Australia Limited, Dimensional Fund
                                                        Advisors Ltd. and Dimensional Advisors Ltd. (until
                                                        February 2015); Director and Vice President of
                                                        Dimensional Hong Kong Limited and Dimensional
                                                        Fund Advisors Pte. Ltd. (until February 2015); and
                                                        Director, Vice President and Chief Operating Officer
                                                        of Dimensional Japan Ltd. (until May 2015).
--------------------------------------------------------------------------------------------------------------
Andrew K. Keiper     Vice President    Since 2013       Vice President of all the DFA Entities. Formerly,
1977                                                    Regional Director for Dimensional Fund Advisors LP
                                                        (October 2004-January 2013).
--------------------------------------------------------------------------------------------------------------
Glenn E. Kemp        Vice President    Since 2012       Vice President of all the DFA Entities. Formerly,
1948                                                    Regional Director for Dimensional Fund Advisors LP
                                                        (April 2006-January 2012).
--------------------------------------------------------------------------------------------------------------
David M. Kershner    Vice President    Since 2010       Vice President of all the DFA Entities. Portfolio
1971                                                    Manager for Dimensional Fund Advisors LP
                                                        (since June 2004).
--------------------------------------------------------------------------------------------------------------
Kimberly L. Kiser    Vice President    Since 2014       Vice President of all the DFA Entities. Formerly,
1972                                                    Creative Director for Dimensional Fund Advisors LP
                                                        (September 2012-January 2014); Vice President and
                                                        Global Creative Director at Morgan Stanley
                                                        (2007-2012); Visiting Assistant Professor, Graduate
                                                        Communications Design at Pratt Institute
                                                        (2004-2012).
--------------------------------------------------------------------------------------------------------------
Timothy R. Kohn      Vice President    Since 2011       Vice President of all the DFA Entities. Head of
1971                                                    Defined Contribution Sales for Dimensional Fund
                                                        Advisors LP (since August 2010).
--------------------------------------------------------------------------------------------------------------
Joseph F. Kolerich   Vice President    Since 2004       Vice President of all the DFA Entities. Senior
1971                                                    Portfolio Manager of Dimensional Fund Advisors LP
                                                        (since January 2012). Formerly, Portfolio Manager
                                                        for Dimensional (April 2001-January 2012).
--------------------------------------------------------------------------------------------------------------
Mark D. Krasniewski  Vice President    Since 2013       Vice President of all the DFA Entities. Formerly,
1981                                                    Senior Associate, Investment Analytics and Data
                                                        (January 2012-December 2012) and Systems
                                                        Developer (June 2007-December 2011) for
                                                        Dimensional Fund Advisors LP.
--------------------------------------------------------------------------------------------------------------
Kahne L. Krause      Vice President    Since 2014       Vice President of all the DFA Entities. Formerly,
1966                                                    Regional Director (May 2010-January 2014) for
                                                        Dimensional Fund Advisors LP.
--------------------------------------------------------------------------------------------------------------
Stephen W. Kurad     Vice President    Since 2011       Vice President of all the DFA Entities. Formerly,
1968                                                    Regional Director for Dimensional Fund Advisors LP
                                                        (2007-2010).
--------------------------------------------------------------------------------------------------------------

                                          Term of Office/1/
Name and Year of                           and Length of
      Birth              Position             Service               Principal Occupation During Past 5 Years
--------------------------------------------------------------------------------------------------------------------
Michael F. Lane    Vice President           Since 2004       Vice President of all the DFA Entities. Formerly,
1967                                                         Chief Executive Officer for Dimensional SmartNest
                                                             (US) LLC (July 2012-November 2014).
--------------------------------------------------------------------------------------------------------------------
Francis R. Lao     Vice President           Since 2011       Vice President of all the DFA Entities. Formerly, Vice
1969                                                         President-Global Operations at Janus Capital Group
                                                             (2005-2011).
--------------------------------------------------------------------------------------------------------------------
David F. LaRusso   Vice President           Since 2013       Vice President of all the DFA Entities. Formerly,
1978                                                         Senior Trader (January 2010-December 2012) and
                                                             Trader (2000-2009) for Dimensional Fund Advisors
                                                             LP.
--------------------------------------------------------------------------------------------------------------------
Juliet H. Lee      Vice President           Since 2005       Vice President of all the DFA Entities.
1971
--------------------------------------------------------------------------------------------------------------------
Marlena I. Lee     Vice President           Since 2011       Vice President of all the DFA Entities. Formerly,
1980                                                         Research Associate for Dimensional Fund Advisors
                                                             LP (July 2008-2010).
--------------------------------------------------------------------------------------------------------------------
Paul A. Lehman     Vice President           Since 2015       Vice President of all the DFA Entities. Formerly,
1971                                                         Regional Director (July 2013-January 2015) for
                                                             Dimensional Fund Advisors LP; Chief Investment
                                                             Officer (April 2005-April 2013) for First Citizens
                                                             Bancorporation.
--------------------------------------------------------------------------------------------------------------------
John B. Lessley    Vice President           Since 2013       Vice President of all the DFA Entities. Formerly,
1960                                                         Regional Director for Dimensional Fund Advisors LP
                                                             (January 2008-January 2013).
--------------------------------------------------------------------------------------------------------------------
Joy L. Lopez       Vice President           Since 2015       Vice President of all the DFA Entities. Formerly,
1971                                                         Senior Tax Manager (February 2013-January 2015)
                                                             for Dimensional Fund Advisors LP; Vice President
                                                             and Tax Manager, North America (August 2006-April
                                                             2012) for Pacific Investment Management Company.
--------------------------------------------------------------------------------------------------------------------
Apollo D. Lupescu  Vice President           Since 2009       Vice President of all the DFA Entities.
1969
--------------------------------------------------------------------------------------------------------------------
Timothy P. Luyet   Vice President           Since 2015       Vice President of all the DFA Entities. Formerly,
1972                                                         Senior Manager, Marketing Operations (January
                                                             2014-January 2015), Manager, Client Systems
                                                             (October 2011-January 2014) and RFP Manager
                                                             (April 2010-October 2011) for Dimensional Fund
                                                             Advisors LP.
--------------------------------------------------------------------------------------------------------------------
Peter Magnusson    Vice President           Since 2014       Vice President of all the DFA Entities. Formerly,
1969                                                         Regional Director for Dimensional Fund Advisors LP
                                                             (January 2011-January 2014); Vice President at
                                                             Columbia Management (2004-2010).
--------------------------------------------------------------------------------------------------------------------
Kenneth M. Manell  Vice President           Since 2010       Vice President of all the DFA Entities and
1972                                                         Dimensional Cayman Commodity Fund I Ltd.
                                                             Formerly, Counsel for Dimensional Fund Advisors
                                                             LP (September 2006-January 2010).
--------------------------------------------------------------------------------------------------------------------
Aaron M. Marcus    Vice President           Since 2008       Vice President of all DFA Entities and Head of
1970                                                         Global Human Resources for Dimensional Fund
                                                             Advisors LP.
--------------------------------------------------------------------------------------------------------------------
David R. Martin    Vice President, Chief    Since 2007       Vice President, Chief Financial Officer and Treasurer
1956               Financial Officer and                     of all the DFA Entities and Dimensional Cayman
                   Treasurer                                 Commodity Fund I Ltd. Director, Vice President,
                                                             Chief Financial Officer and Treasurer of Dimensional
                                                             Fund Advisors Ltd., DFA Australia Limited,
                                                             Dimensional Advisors Pte. Ltd., Dimensional Hong
                                                             Kong Limited and Dimensional Fund Advisors
                                                             Canada ULC. Director of Dimensional Funds plc and
                                                             Dimensional Funds II plc. Statutory Auditor of
                                                             Dimensional Japan Ltd. Formerly, Chief Financial
                                                             Officer, Treasurer and Vice President of Dimensional
                                                             SmartNest (US) LLC (October 2010-November
                                                             2014).
--------------------------------------------------------------------------------------------------------------------

                                             Term of Office/1/
 Name and Year of                              and Length of
       Birth              Position                Service                 Principal Occupation During Past 5 Years
--------------------------------------------------------------------------------------------------------------------------
Duane R. Mattson     Vice President      Since 2015                 Vice President of all the DFA Entities. Formerly,
1965                                                                Senior Compliance Officer (May 2012-January 2015)
                                                                    for Dimensional Fund Advisors LP; Chief
                                                                    Compliance Officer (April 2010-April 2012) for Al
                                                                    Frank Asset Management.
--------------------------------------------------------------------------------------------------------------------------
Bryan R. McClune     Vice President      Since 2014                 Vice President of all the DFA Entities. Formerly,
1975                                                                Regional Director of Dimensional Fund Advisors LP
                                                                    (January 2009-January 2014).
--------------------------------------------------------------------------------------------------------------------------
Philip P. McInnis    Vice President      Since 2014                 Vice President of all the DFA Entities. Formerly,
1984                                                                Regional Director (January 2009-January 2014) and
                                                                    Senior Associate (2011) for Dimensional Fund
                                                                    Advisors LP; Investment Consultant (March
                                                                    2010-December 2010) and Investment Analyst
                                                                    (December 2007-March 2010) at Towers Watson.
--------------------------------------------------------------------------------------------------------------------------
Travis A. Meldau     Vice President      Since 2015                 Vice President of all the DFA Entities. Portfolio
1981                                                                Manager (since September 2011) for Dimensional
                                                                    Fund Advisors LP. Formerly, Portfolio Manager for
                                                                    Wells Capital Management (October 2004-
                                                                    September 2011).
--------------------------------------------------------------------------------------------------------------------------
Jonathan G. Nelson   Vice President      Since 2013                 Vice President of all the DFA Entities. Formerly,
1971                                                                Manager, Investment Systems (2011-January 2013)
                                                                    and Project Manager (2007-2010) for Dimensional
                                                                    Fund Advisors LP.
--------------------------------------------------------------------------------------------------------------------------
Catherine L. Newell  Vice President and  Vice President since 1997  Vice President and Secretary of all the DFA Entities.
1964                 Secretary           and Secretary since 2000   Director, Vice President and Secretary of DFA
                                                                    Australia Limited and Dimensional Fund Advisors
                                                                    Ltd. (since February 2002, April 1997, and May
                                                                    2002, respectively). Vice President and Secretary of
                                                                    Dimensional Fund Advisors Canada ULC (since
                                                                    June 2003), Dimensional Cayman Commodity Fund I
                                                                    Ltd., Dimensional Japan Ltd (since February 2012),
                                                                    Dimensional Advisors Ltd (since March 2012),
                                                                    Dimensional Fund Advisors Pte. Ltd. (since June
                                                                    2012). Director of Dimensional Funds plc and
                                                                    Dimensional Funds II plc (since 2002 and 2006,
                                                                    respectively). Director of Dimensional Japan Ltd.,
                                                                    Dimensional Advisors Ltd., Dimensional Fund
                                                                    Advisors Pte. Ltd. and Dimensional Hong Kong
                                                                    Limited (since August 2012 and July 2012).
                                                                    Formerly, Vice President and Secretary of
                                                                    Dimensional SmartNest (US) LLC (October
                                                                    2010-November 2014).
--------------------------------------------------------------------------------------------------------------------------
John R. Nicholson    Vice President      Since 2015                 Vice President of all the DFA Entities. Formerly,
1977                                                                Regional Director (June 2011-January 2015) for
                                                                    Dimensional Fund Advisors LP; Sales Executive for
                                                                    Vanguard (July 2008-May 2011).
--------------------------------------------------------------------------------------------------------------------------
Pamela B. Noble      Vice President      Since 2011                 Vice President of all the DFA Entities. Formerly,
1964                                                                Portfolio Manager for Dimensional Fund Advisors LP
                                                                    (2008-2010).
--------------------------------------------------------------------------------------------------------------------------
Selwyn Notelovitz    Vice President and  Since 2013                 Vice President of all the DFA Entities. Deputy Chief
1961                 Deputy Chief                                   Compliance Officer of Dimensional Fund Advisors
                     Compliance Officer                             LP (since December 2012). Formerly, Chief
                                                                    Compliance Officer of Wellington Management
                                                                    Company, LLP (2004-2011).
--------------------------------------------------------------------------------------------------------------------------
Carolyn L. O         Vice President      Since 2010                 Vice President of all the DFA Entities and
1974                                                                Dimensional Cayman Commodity Fund I Ltd. Deputy
                                                                    General Counsel, Funds (since 2011). Formerly,
                                                                    Counsel for Dimensional Fund Advisors LP
                                                                    (2007-2010).
--------------------------------------------------------------------------------------------------------------------------

                                               Term of Office/1/
 Name and Year of                                and Length of
      Birth               Position                  Service                 Principal Occupation During Past 5 Years
----------------------------------------------------------------------------------------------------------------------------
Gerard K. O'Reilly  Vice President and Co- Vice President since 2007  Vice President and Co-Chief Investment Officer of all
1976                Chief Investment       and Co-Chief Investment    the DFA Entities and Dimensional Fund Advisors
                    Officer                Officer since 2014         Canada ULC. Director of Dimensional Funds plc and
                                                                      Dimensional Fund II plc.
----------------------------------------------------------------------------------------------------------------------------
Daniel C. Ong       Vice President         Since 2009                 Vice President of all the DFA Entities. Portfolio
1973                                                                  Manager for Dimensional Fund Advisors LP
                                                                      (since July 2005).
----------------------------------------------------------------------------------------------------------------------------
Kyle K. Ozaki       Vice President         Since 2010                 Vice President of all the DFA Entities. Formerly,
1978                                                                  Senior Compliance Officer (January 2008-January
                                                                      2010) and Compliance Officer (February
                                                                      2006-December 2007) for Dimensional Fund
                                                                      Advisors LP.
----------------------------------------------------------------------------------------------------------------------------
Matthew A. Pawlak   Vice President         Since 2013                 Vice President of all the DFA Entities. Formerly,
1977                                                                  Regional Director for Dimensional Fund Advisors LP
                                                                      (2012-January 2013); Senior Consultant (June
                                                                      2011-December 2011) and Senior Investment
                                                                      Analyst and Consultant (July 2008-June 2011) at
                                                                      Hewitt EnnisKnupp.
----------------------------------------------------------------------------------------------------------------------------
Jeffrey L. Pierce   Vice President         Since 2015                 Vice President of all the DFA Entities. Senior
1984                                                                  Manager, Advisor Benchmarking (since January
                                                                      2015) for Dimensional Fund Advisors LP. Formerly,
                                                                      Manager, Advisor Benchmarking (April
                                                                      2012-December 2014) for Dimensional Fund
                                                                      Advisors LP; Senior Manager, Research and
                                                                      Consulting (October 2010-April 2012) for Crain
                                                                      Communications Inc.; Senior Manager, Revenue
                                                                      Planning and Strategy (April 2007-October 2010) for
                                                                      T-Mobile.
----------------------------------------------------------------------------------------------------------------------------
Olivian T. Pitis    Vice President         Since 2015                 Vice President of all the DFA Entities. Formerly,
1974                                                                  Regional Director (May 2011-January 2015) for
                                                                      Dimensional Fund Advisors LP; Investment
                                                                      Counselor/Regional Director for Halbert Hargrove
                                                                      (2008-May 2011).
----------------------------------------------------------------------------------------------------------------------------
Brian P. Pitre      Vice President         Since 2015                 Vice President of all the DFA Entities. Counsel for
1976                                                                  Dimensional Fund Advisors LP (since February
                                                                      2015). Formerly, Chief Financial Officer and General
                                                                      Counsel for Relentless (March 2014-January 2015);
                                                                      Vice President of all the DFA Entities (January
                                                                      2013-March 2014); Counsel for Dimensional Fund
                                                                      Advisors LP (January 2009-March 2014).
----------------------------------------------------------------------------------------------------------------------------
David A. Plecha     Vice President         Since 1993                 Vice President of all the DFA Entities, DFA Australia
1961                                                                  Limited, Dimensional Fund Advisors Ltd. and
                                                                      Dimensional Fund Advisors Canada ULC.
----------------------------------------------------------------------------------------------------------------------------
Allen Pu            Vice President         Since 2011                 Vice President of all the DFA Entities. Senior
1970                                                                  Portfolio Manager for Dimensional Fund Advisors LP
                                                                      (since January 2015). Formerly, Portfolio Manager
                                                                      for Dimensional Fund Advisors LP (2006-January
                                                                      2015).
----------------------------------------------------------------------------------------------------------------------------
David J. Rapozo     Vice President         Since 2014                 Vice President of all the DFA Entities. Formerly,
1967                                                                  Regional Director for Dimensional Fund Advisors LP
                                                                      (January 2011-January 2014); Vice President at
                                                                      BlackRock (2009-2010).
----------------------------------------------------------------------------------------------------------------------------
Mark A. Regier      Vice President         Since 2013                 Vice President of all the DFA Entities. Formerly,
1969                                                                  Planning and Analysis Manager for Dimensional
                                                                      Fund Advisors LP (July 2007-January 2014).
----------------------------------------------------------------------------------------------------------------------------
Cory T. Riedberger  Vice President         Since 2015                 Vice President of all the DFA Entities. Formerly,
1979                                                                  Regional Director (March 2011-January 2015) for
                                                                      Dimensional Fund Advisors LP; Regional Vice
                                                                      President (2003-March 2011) for Invesco
                                                                      PowerShares.
----------------------------------------------------------------------------------------------------------------------------
Savina B. Rizova    Vice President         Since 2012                 Vice President of all the DFA Entities. Formerly,
1981                                                                  Research Associate (June 2011-January 2012) for
                                                                      Dimensional Fund Advisors LP.
----------------------------------------------------------------------------------------------------------------------------

                                     Term of Office/1/
 Name and Year of                     and Length of
       Birth            Position         Service               Principal Occupation During Past 5 Years
---------------------------------------------------------------------------------------------------------------
Michael F. Rocque    Vice President    Since 2015       Vice President of all the DFA Entities. Formerly,
1968                                                    Senior Fund Accounting Manager (July
                                                        2013-January 2015) for Dimensional Fund Advisors
                                                        LP; Senior Financial Consultant and Chief
                                                        Accounting Officer (July 2002-July 2013) for MFS
                                                        Investment Management.
---------------------------------------------------------------------------------------------------------------
L. Jacobo Rodriguez  Vice President    Since 2005       Vice President of all the DFA Entities.
1971
---------------------------------------------------------------------------------------------------------------
Austin S. Rosenthal  Vice President    Since 2015       Vice President of all the DFA Entities. Formerly, Vice
1978                                                    President for Dimensional SmartNest (US) LLC
                                                        (September 2010--November 2014).
---------------------------------------------------------------------------------------------------------------
Oliver J. Rowe       Vice President    Since 2014       Vice President of all the DFA Entities. Formerly,
1960                                                    Senior Manager, Human Resources for Dimensional
                                                        Fund Advisors LP (January 2012-January 2014);
                                                        Director of Human Resources at Spansion, Inc.
                                                        (March 2009-December 2011).
---------------------------------------------------------------------------------------------------------------
Joseph S. Ruzicka    Vice President    Since 2015       Vice President of all the DFA Entities. Formerly,
1987                                                    Manager Investment Analytics and Data (January
                                                        2014-January 2015), Senior Associate, Investment
                                                        Analytics and Data (January 2013-January 2014),
                                                        Associate, Investment Analytics and Data (January
                                                        2012-January 2013), and Investment Data Analyst
                                                        (April 2010-January 2012) for Dimensional Fund
                                                        Advisors LP.
---------------------------------------------------------------------------------------------------------------
Julie A. Saft        Vice President    Since 2010       Vice President of all the DFA Entities. Formerly,
1959                                                    Client Systems Manager for Dimensional Fund
                                                        Advisors LP (July 2008-January 2010); Senior
                                                        Manager at Vanguard (November 1997-July 2008).
---------------------------------------------------------------------------------------------------------------
Joel P. Schneider    Vice President    Since 2015       Vice President of all the DFA Entities. Portfolio
1980                                                    Manager (since 2013) for Dimensional Fund
                                                        Advisors LP. Formerly, Investment Associate (April
                                                        2011-January 2013) for Dimensional Fund Advisors
                                                        LP; Associate Consultant for ZS Associates (April
                                                        2008-November 2010).
---------------------------------------------------------------------------------------------------------------
Ashish Shrestha      Vice President    Since 2015       Vice President of all the DFA Entities. Formerly,
1978                                                    Regional Director (September 2009-January 2015)
                                                        and Senior Associate (September 2008-September
                                                        2009) for Dimensional Fund Advisors LP.
---------------------------------------------------------------------------------------------------------------
Bruce A. Simmons     Vice President    Since 2009       Vice President of all the DFA Entities. Formerly,
1965                                                    Investment Operations Manager for Dimensional
                                                        Fund Advisors LP (May 2007-January 2009).
---------------------------------------------------------------------------------------------------------------
Ted R. Simpson       Vice President    Since 2007       Vice President of all the DFA Entities.
1968
---------------------------------------------------------------------------------------------------------------
Bhanu P. Singh       Vice President    Since 2014       Vice President of all the DFA Entities. Senior
1981                                                    Portfolio Manager for Dimensional Fund Advisors LP
                                                        (since January 2015). Formerly, Portfolio Manager
                                                        (January 2012-January 2015) and Investment
                                                        Associate for Dimensional Fund Advisors LP (August
                                                        2010-December 2011).
---------------------------------------------------------------------------------------------------------------
Bryce D. Skaff       Vice President    Since 2007       Vice President of all the DFA Entities.
1975
---------------------------------------------------------------------------------------------------------------
Lukas J. Smart       Vice President    Since 2014       Vice President of all the DFA Entities. Portfolio
1977                                                    Manager of Dimensional Fund Advisors LP (since
                                                        January 2010).
---------------------------------------------------------------------------------------------------------------
Andrew D. Smith      Vice President    Since 2011       Vice President of all the DFA Entities. Formerly,
1968                                                    Project Manager for Dimensional Fund Advisors LP
                                                        (2007-2010).
---------------------------------------------------------------------------------------------------------------
Grady M. Smith       Vice President    Since 2004       Vice President of all the DFA Entities and
1956                                                    Dimensional Fund Advisors Canada ULC.
---------------------------------------------------------------------------------------------------------------

                                      Term of Office/1/
  Name and Year of                     and Length of
       Birth             Position         Service              Principal Occupation During Past 5 Years
---------------------------------------------------------------------------------------------------------------
Lawrence R. Spieth    Vice President    Since 2004       Vice President of all the DFA Entities.
1947
---------------------------------------------------------------------------------------------------------------
Richard H. Tatlow V   Vice President    Since 2013       Vice President of all the DFA Entities. Formerly,
1971                                                     Regional Director for Dimensional Fund Advisors LP
                                                         (April 2010-January 2013).
---------------------------------------------------------------------------------------------------------------
Blake T. Tatsuta      Vice President    Since 2013       Vice President of all the DFA Entities. Formerly,
1973                                                     Manager, Investment Analytics and Data
                                                         (2012-January 2013) and Research Assistant
                                                         (2002-2011) for Dimensional Fund Advisors LP.
---------------------------------------------------------------------------------------------------------------
Erik T. Totten        Vice President    Since 2013       Vice President of all the DFA Entities. Formerly,
1980                                                     Regional Director (2010-January 2013) and Senior
                                                         Associate (2007-2009) for Dimensional Fund
                                                         Advisors LP.
---------------------------------------------------------------------------------------------------------------
John H. Totten        Vice President    Since 2012       Vice President of all the DFA Entities. Formerly,
1978                                                     Regional Director for Dimensional Fund Advisors LP
                                                         (January 2008-January 2012).
---------------------------------------------------------------------------------------------------------------
Robert C. Trotter     Vice President    Since 2009       Vice President of all the DFA Entities.
1958
---------------------------------------------------------------------------------------------------------------
Dave C. Twardowski    Vice President    Since 2015       Vice President of all the DFA Entities. Formerly,
1982                                                     Research Associate (June 2011-January 2015) for
                                                         Dimensional Fund Advisors LP; Research Assistant
                                                         at Dartmouth College (2009-2011).
---------------------------------------------------------------------------------------------------------------
Karen E. Umland       Vice President    Since 1997       Vice President of all the DFA Entities, DFA Australia
1966                                                     Limited, Dimensional Fund Advisors Ltd., and
                                                         Dimensional Fund Advisors Canada ULC.
---------------------------------------------------------------------------------------------------------------
Benjamin C. Walker    Vice President    Since 2014       Vice President of all the DFA Entities. Formerly,
1979                                                     Regional Director for Dimensional Fund Advisors LP
                                                         (September 2008-January 2014).
---------------------------------------------------------------------------------------------------------------
Brian J. Walsh        Vice President    Since 2009       Vice President of all the DFA Entities. Portfolio
1970                                                     Manager for Dimensional Fund Advisors LP
                                                         (since 2004).
---------------------------------------------------------------------------------------------------------------
Jessica Walton        Vice President    Since 2015       Vice President of all the DFA Entities. Formerly,
1974                                                     Regional Director (January 2012-January 2015) for
                                                         Dimensional Fund Advisors LP; Director of Marketing
                                                         and Investor Relations for Treaty Oak Capital
                                                         Management (July 2011-October 2011); Vice
                                                         President for Rockspring Capital (October 2010-July
                                                         2011); Program Director for RevEurope Payments
                                                         (November 2008-October 2010).
---------------------------------------------------------------------------------------------------------------
Weston J. Wellington  Vice President    Since 1997       Vice President of all the DFA Entities.
1951
---------------------------------------------------------------------------------------------------------------
Ryan J. Wiley         Vice President    Since 2007       Vice President of all the DFA Entities.
1976
---------------------------------------------------------------------------------------------------------------
Stacey E. Winning     Vice President    Since 2015       Vice President of all the DFA Entities. Head of
1981                                                     Global Recruiting and Development (since June
                                                         2014) for Dimensional Fund Advisors LP. Formerly,
                                                         Senior Manager, Recruiting (December 2012-June
                                                         2014) for Dimensional Fund Advisors LP; Co-Head
                                                         of Global Recruiting (May 2009-November 2012) for
                                                         Two Sigma Investments.
---------------------------------------------------------------------------------------------------------------
Paul E. Wise          Vice President    Since 2005       Vice President of all the DFA Entities.
1955
---------------------------------------------------------------------------------------------------------------
Joseph L. Young       Vice President    Since 2011       Vice President of all the DFA Entities. Formerly,
1978                                                     Regional Director for Dimensional Fund Advisors LP
                                                         (2005-2010).

/1/ Each officer holds office for an indefinite term at the pleasure of the Board of Directors and until his or her successor is elected and qualified.

                  VOTING PROXIES ON FUND PORTFOLIO SECURITIES

   A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available (1) without charge, upon request, by calling collect: (512) 306-7400; (2) from the Advisor's website at http://us.dimensional.com; and (3) on the SEC's website at http://www.sec.gov. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://us.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

                            NOTICE TO SHAREHOLDERS

                                  (Unaudited)


   For shareholders that do not have an October 31, 2015 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2015 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year November 1, 2014 to October 31, 2015, each Portfolio is designating the following items with regard to distributions paid during the fiscal year. All designations are based on financial information available as of the date of this annual report and, accordingly are subject to change. For each item, it is the intention of the Portfolio to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

                                                                                              Qualifying
                                                                                                 For
                                          Net                                                 Corporate
                                      Investment    Short-Term     Long-Term                  Dividends   Qualifying    U.S.
                                        Income     Capital Gain  Capital Gain      Total       Received    Dividend  Government
Dimensional Investment Group Inc.    Distributions Distributions Distributions Distributions Deduction(1) Income(2)  Interest(3)
---------------------------------    ------------- ------------- ------------- ------------- ------------ ---------- -----------
LWAS/DFA U.S. High Book to Market
  Portfolio.........................      22%            1%           76%           100%         100%        100%        --
LWAS/DFA Two-Year Fixed Income
  Portfolio.........................      67%           20%           13%           100%          --          --         36%
LWAS/DFA Two-Year Government
  Portfolio.........................      51%           49%           --            100%          --          --         97%
LWAS/DFA International High Book to
  Market Portfolio..................      55%            1%           44%           100%         100%        100%        --

                                                                    Qualifying
                                                                      Short-
                                      Foreign   Foreign  Qualifying    Term
                                        Tax     Source    Interest   Capital
Dimensional Investment Group Inc.    Credit(4) Income(5) Income(6)   Gain(7)
---------------------------------    --------- --------- ---------- ----------
LWAS/DFA U.S. High Book to Market
  Portfolio.........................    --         --       100%       100%
LWAS/DFA Two-Year Fixed Income
  Portfolio.........................    --         --       100%       100%
LWAS/DFA Two-Year Government
  Portfolio.........................    --         --       100%       100%
LWAS/DFA International High Book to
  Market Portfolio..................     4%       100%      100%       100%

----------
(1)Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).
(2)The percentage in this column represents the amount of "Qualifying Dividend Income" as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions). Please note that these percentages are designated only, refer to your 1099 for actual qualified dividend income.
(3)"U.S. Government Interest" represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of total ordinary income distributions (the total of short-term capital gain and net investment income distributions). Generally, interest from direct U.S. Government obligations is exempt from state income tax.
(4)"Foreign Tax Credit" represents dividends which qualify for the foreign tax credit pass through and is reflected as a percentage of investment company taxable income.
(5)"Foreign Source Income" represents the portion of dividends derived from foreign sources, and is reflected as a percentage of investment company taxable income.
(6)The percentage in this column represents the amount of "Qualifying Interest Income" as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage ordinary income distributions (the total of short-term capital gain and net investment income distributions).
(7)The percentage in this column represents the amount of "Qualifying Short-Term Capital Gain" as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

                                                               DFA103115-003A
 [LOGO]                                                              00157601

[LOGO]

ANNUAL REPORT
year ended: October 31, 2015

Dimensional Investment Group Inc.
Global Equity Portfolio
Global Allocation 60/40 Portfolio
Global Allocation 25/75 Portfolio

[LOGO]

Dimensional Fund Advisors
6300 Bee Cave Road, Building One
Austin, TX 78746

November 2015

Dear Fellow Shareholder,

Dimensional is built around a set of ideas that are bigger than our firm. Our point of view about market efficiency, our commitment to research, and our focus on implementation form the basis of our approach. We are fortunate to have found clients who are drawn to these ideas and the consistency we have shown to these principles over time.

Combining insights gained from research with effective implementation has been central to Dimensional's approach since our founding and will continue to be our focus.

Sincerely,

/s/ David G. Booth

David G. Booth
Chairman and Co-Chief Executive Officer

                       DIMENSIONAL INVESTMENT GROUP INC.

                                 ANNUAL REPORT

                               Table of Contents

                                                                         Page
                                                                         ----
  Letter to Shareholders
  Definitions of Abbreviations and Footnotes............................   1
     Performance Charts.................................................   2
     Management's Discussion and Analysis...............................   5
     Disclosure of Fund Expenses........................................  10
     Disclosure of Portfolio Holdings...................................  12
     Schedules of Investments
         Global Equity Portfolio........................................  13
         Global Allocation 60/40 Portfolio..............................  14
         Global Allocation 25/75 Portfolio..............................  15
     Statements of Assets and Liabilities...............................  16
     Statements of Operations...........................................  17
     Statements of Changes in Net Assets................................  18
     Financial Highlights...............................................  19
     Notes to Financial Statements......................................  23
     Report of Independent Registered Public Accounting Firm............  33
  Results of the Shareholder Meeting....................................  34
  Fund Management.......................................................  37
  Voting Proxies on Fund Portfolio Securities...........................  50
  Notice to Shareholders................................................  51

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                       DIMENSIONAL INVESTMENT GROUP INC.

                  DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments
------------------------

Investment Footnotes
+    See Note B to Financial Statements.

Financial Highlights
--------------------
(A)  Computed using average shares outstanding.
(B)  Represents the combined ratios for the respective portfolio and its respective pro-rata share of its
     Master Funds.

All Statements, Schedules and Notes to Financial Statements
-----------------------------------------------------------
--   Amounts designated as -- are either zero or rounded to zero.
SEC  Securities and Exchange Commission
N/A  Does not apply to this fund.

                       DIMENSIONAL INVESTMENT GROUP INC.

                              PERFORMANCE CHARTS
                                  (Unaudited)

--------------------------------------------------------------------------------
GLOBAL EQUITY PORTFOLIO -- INSTITUTIONAL CLASS VS.
MSCI WORLD INDEX (NET DIVIDENDS)
October 31, 2005-October 31, 2015

                                     [CHART]

                  Global Equity Portfolio        MSCI World Index
                   - Institutional Class         (net dividends)
               ----------------------------  ----------------------
10/31/2005                $10,000                  $10,000
11/30/2005                 10,369                   10,333
12/31/2005                 10,547                   10,562
 1/31/2006                 11,133                   11,034
 2/28/2006                 11,149                   11,017
 3/31/2006                 11,467                   11,260
 4/30/2006                 11,743                   11,601
 5/31/2006                 11,266                   11,205
 6/30/2006                 11,242                   11,202
 7/31/2006                 11,175                   11,272
 8/31/2006                 11,453                   11,564
 9/30/2006                 11,642                   11,702
10/31/2006                 12,123                   12,132
11/30/2006                 12,478                   12,429
12/31/2006                 12,707                   12,682
 1/31/2007                 12,964                   12,831
 2/28/2007                 12,878                   12,764
 3/31/2007                 13,084                   12,998
 4/30/2007                 13,574                   13,571
 5/31/2007                 14,081                   13,952
 6/30/2007                 13,903                   13,844
 7/31/2007                 13,419                   13,537
 8/31/2007                 13,402                   13,527
 9/30/2007                 13,869                   14,170
10/31/2007                 14,260                   14,605
11/30/2007                 13,435                   14,008
12/31/2007                 13,267                   13,827
 1/31/2008                 12,439                   12,771
 2/29/2008                 12,225                   12,697
 3/31/2008                 12,159                   12,575
 4/30/2008                 12,757                   13,236
 5/31/2008                 13,043                   13,438
 6/30/2008                 11,846                   12,366
 7/31/2008                 11,702                   12,064
 8/31/2008                 11,666                   11,894
 9/30/2008                 10,432                   10,480
10/31/2008                  8,262                    8,493
11/30/2008                  7,593                    7,943
12/31/2008                  7,962                    8,198
 1/31/2009                  7,132                    7,480
 2/28/2009                  6,348                    6,714
 3/31/2009                  6,952                    7,220
 4/30/2009                  7,950                    8,030
 5/31/2009                  8,628                    8,758
 6/30/2009                  8,605                    8,718
 7/31/2009                  9,407                    9,457
 8/31/2009                  9,822                    9,847
 9/30/2009                 10,319                   10,240
10/31/2009                  9,940                   10,057
11/30/2009                 10,347                   10,468
12/31/2009                 10,709                   10,656
 1/31/2010                 10,319                   10,216
 2/28/2010                 10,598                   10,360
 3/31/2010                 11,369                   11,001
 4/30/2010                 11,612                   11,003
 5/31/2010                 10,540                    9,949
 6/30/2010                 10,046                    9,608
 7/31/2010                 10,900                   10,387
 8/31/2010                 10,365                    9,999
 9/30/2010                 11,461                   10,931
10/31/2010                 11,885                   11,339
11/30/2010                 11,810                   11,094
12/31/2010                 12,782                   11,910
 1/31/2011                 13,000                   12,179
 2/28/2011                 13,455                   12,605
 3/31/2011                 13,536                   12,481
 4/30/2011                 14,011                   13,011
 5/31/2011                 13,726                   12,741
 6/30/2011                 13,473                   12,540
 7/31/2011                 13,120                   12,312
 8/31/2011                 12,069                   11,445
 9/30/2011                 10,782                   10,456
10/31/2011                 12,078                   11,538
11/30/2011                 11,895                   11,256
12/31/2011                 11,835                   11,250
 1/31/2012                 12,609                   11,815
 2/29/2012                 13,189                   12,392
 3/31/2012                 13,364                   12,551
 4/30/2012                 13,180                   12,408
 5/31/2012                 12,057                   11,337
 6/30/2012                 12,605                   11,915
 7/31/2012                 12,654                   12,068
 8/31/2012                 13,025                   12,374
 9/30/2012                 13,455                   12,714
10/31/2012                 13,406                   12,628
11/30/2012                 13,563                   12,790
12/31/2012                 13,994                   13,030
 1/31/2013                 14,725                   13,694
 2/28/2013                 14,794                   13,717
 3/31/2013                 15,216                   14,038
 4/30/2013                 15,483                   14,480
 5/31/2013                 15,691                   14,486
 6/30/2013                 15,366                   14,129
 7/31/2013                 16,224                   14,872
 8/31/2013                 15,815                   14,556
 9/30/2013                 16,669                   15,284
10/31/2013                 17,320                   15,882
11/30/2013                 17,670                   16,164
12/31/2013                 18,073                   16,506
 1/31/2014                 17,408                   15,895
 2/28/2014                 18,274                   16,691
 3/31/2014                 18,446                   16,715
 4/30/2014                 18,476                   16,886
 5/31/2014                 18,799                   17,218
 6/30/2014                 19,285                   17,526
 7/31/2014                 18,827                   17,247
 8/31/2014                 19,396                   17,627
 9/30/2014                 18,628                   17,148
10/31/2014                 18,883                   17,259
11/30/2014                 19,077                   17,605
12/31/2014                 18,908                   17,321
 1/31/2015                 18,508                   17,007
 2/28/2015                 19,606                   18,004
 3/31/2015                 19,423                   17,722
 4/30/2015                 19,763                   18,138
 5/31/2015                 19,886                   18,200
 6/30/2015                 19,535                   17,777
 7/31/2015                 19,473                   18,096
 8/31/2015                 18,313                   16,899             Past performance is not predictive of
 9/30/2015                 17,680                   16,275             future performance.
10/31/2015                 18,897                   17,565             The returns shown do not reflect the
                                                                       deduction of taxes that a shareholder
          Average Annual       One        Five        Ten              would pay on fund distributions or the
          Total Return         Year       Years      Years             redemption of fund shares.
          ------------------------------------------------------       MSCI data copyright MSCI 2015, all
                               0.07%      9.72%      6.57%             rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
GLOBAL EQUITY PORTFOLIO -- CLASS R2 VS.
MSCI WORLD INDEX (NET DIVIDENDS)
October 31, 2005-October 31, 2015

                                     [CHART]

               Global Equity Portfolio          MSCI World Index
                      - Class R2                 (net dividends)
             ----------------------------  -----------------------
10/31/2005             $10,000                     $10,000
11/30/2005              10,370                      10,333
12/31/2005              10,539                      10,562
 1/31/2006              11,126                      11,034
 2/28/2006              11,134                      11,017
 3/31/2006              11,454                      11,260
 4/30/2006              11,722                      11,601
 5/31/2006              11,253                      11,205
 6/30/2006              11,217                      11,202
 7/31/2006              11,150                      11,272
 8/31/2006              11,428                      11,564
 9/30/2006              11,614                      11,702
10/31/2006              12,094                      12,132
11/30/2006              12,448                      12,429
12/31/2006              12,673                      12,682
 1/31/2007              12,930                      12,831
 2/28/2007              12,836                      12,764
 3/31/2007              13,042                      12,998
 4/30/2007              13,522                      13,571
 5/31/2007              14,019                      13,952
 6/30/2007              13,844                      13,844
 7/31/2007              13,353                      13,537
 8/31/2007              13,345                      13,527
 9/30/2007              13,804                      14,170
10/31/2007              14,183                      14,605
11/30/2007              13,372                      14,008
12/31/2007              13,191                      13,827
 1/31/2008              12,369                      12,771
 2/29/2008              12,148                      12,697
 3/31/2008              12,084                      12,575
 4/30/2008              12,668                      13,236
 5/31/2008              12,952                      13,438
 6/30/2008              11,769                      12,366
 7/31/2008              11,617                      12,064
 8/31/2008              11,582                      11,894
 9/30/2008              10,357                      10,480
10/31/2008               8,195                       8,493
11/30/2008               7,533                       7,943
12/31/2008               7,899                       8,198
 1/31/2009               7,072                       7,480
 2/28/2009               6,290                       6,714
 3/31/2009               6,896                       7,220
 4/30/2009               7,879                       8,030
 5/31/2009               8,555                       8,758
 6/30/2009               8,522                       8,718
 7/31/2009               9,320                       9,457
 8/31/2009               9,719                       9,847
 9/30/2009              10,220                      10,240
10/31/2009               9,839                      10,057
11/30/2009              10,239                      10,468
12/31/2009              10,596                      10,656
 1/31/2010              10,204                      10,216
 2/28/2010              10,478                      10,360
 3/31/2010              11,238                      11,001
 4/30/2010              11,476                      11,003
 5/31/2010              10,415                       9,949
 6/30/2010               9,923                       9,608
 7/31/2010              10,760                      10,387
 8/31/2010              10,236                       9,999
 9/30/2010              11,322                      10,931
10/31/2010              11,728                      11,339
11/30/2010              11,654                      11,094
12/31/2010              12,612                      11,910
 1/31/2011              12,826                      12,179
 2/28/2011              13,271                      12,605
 3/31/2011              13,348                      12,481
 4/30/2011              13,813                      13,011
 5/31/2011              13,525                      12,741
 6/30/2011              13,269                      12,540
 7/31/2011              12,923                      12,312
 8/31/2011              11,886                      11,445
 9/30/2011              10,619                      10,456
10/31/2011              11,886                      11,538
11/30/2011              11,707                      11,256
12/31/2011              11,641                      11,250
 1/31/2012              12,406                      11,815
 2/29/2012              12,981                      12,392
 3/31/2012              13,144                      12,551
 4/30/2012              12,964                      12,408
 5/31/2012              11,849                      11,337
 6/30/2012              12,395                      11,915
 7/31/2012              12,433                      12,068
 8/31/2012              12,795                      12,374
 9/30/2012              13,225                      12,714
10/31/2012              13,167                      12,628
11/30/2012              13,320                      12,790
12/31/2012              13,738                      13,030
 1/31/2013              14,450                      13,694
 2/28/2013              14,507                      13,717
 3/31/2013              14,931                      14,038
 4/30/2013              15,191                      14,480
 5/31/2013              15,383                      14,486
 6/30/2013              15,069                      14,129
 7/31/2013              15,903                      14,872
 8/31/2013              15,495                      14,556
 9/30/2013              16,326                      15,284
10/31/2013              16,968                      15,882
11/30/2013              17,309                      16,164
12/31/2013              17,696                      16,506
 1/31/2014              17,041                      15,895
 2/28/2014              17,881                      16,691
 3/31/2014              18,051                      16,715
 4/30/2014              18,071                      16,886
 5/31/2014              18,384                      17,218
 6/30/2014              18,854                      17,526
 7/31/2014              18,411                      17,247
 8/31/2014              18,963                      17,627
 9/30/2014              18,203                      17,148
10/31/2014              18,450                      17,259
11/30/2014              18,638                      17,605
12/31/2014              18,471                      17,321
 1/31/2015              18,074                      17,007
 2/28/2015              19,147                      18,004
 3/31/2015              18,960                      17,722
 4/30/2015              19,289                      18,138
 5/31/2015              19,398                      18,200
 6/30/2015              19,060                      17,777
 7/31/2015              18,990                      18,096
 8/31/2015              17,858                      16,899
 9/30/2015              17,234                      16,275            Past performance is not predictive of
10/31/2015              18,420                      17,565            future performance.
                                                                      The returns shown do not reflect the
                                                                      deduction of taxes that a shareholder
         Average Annual        One        Five        Ten             would pay on fund distributions or the
         Total Return          Year       Years      Years            redemption of fund shares.
         -------------------------------------------------------      MSCI data copyright MSCI 2015, all
                              -0.16%      9.45%      6.30%            rights reserved.

--------------------------------------------------------------------------------

                       DIMENSIONAL INVESTMENT GROUP INC.

                              PERFORMANCE CHARTS
                                  (Unaudited)

--------------------------------------------------------------------------------
GLOBAL ALLOCATION 60/40 PORTFOLIO -- INSTITUTIONAL CLASS VS.
MSCI WORLD INDEX (NET DIVIDENDS),
CITIGROUP WORLD GOVERNMENT BOND INDEX, 1-3 YEARS, CURRENCY-HEDGED IN USD TERMS, GLOBAL 60/40 COMPOSITE INDEX (MSCI/CITIGROUP)
October 31, 2005-October 31, 2015

                                     [CHART]

            Global Allocation                   Citigroup World
                  60/40                         Government Bond   Global 60/40
                 Portfolio                      Index,1-3 Years,   Composite
            - Institutional  MSCI World Index  Currency-Hedged      Index
                  Class      (net dividends)      in USD Terms  (MSCI/Citigroup)
             --------------  -----------------  --------------- ----------------
 10/31/2005     $10,000          $10,000            $10,000        $10,000
 11/30/2005      10,229           10,333             10,028         10,211
 12/31/2005      10,343           10,562             10,063         10,361
  1/31/2006      10,691           11,034             10,091         10,650
  2/28/2006      10,709           11,017             10,109         10,648
  3/31/2006      10,887           11,260             10,119         10,793
  4/30/2006      11,060           11,601             10,155         11,005
  5/31/2006      10,823           11,205             10,188         10,794
  6/30/2006      10,818           11,202             10,216         10,804
  7/31/2006      10,808           11,272             10,281         10,872
  8/31/2006      11,001           11,564             10,350         11,070
  9/30/2006      11,124           11,702             10,394         11,168
 10/31/2006      11,418           12,132             10,432         11,431
 11/30/2006      11,639           12,429             10,480         11,619
 12/31/2006      11,779           12,682             10,501         11,770
  1/31/2007      11,937           12,831             10,540         11,871
  2/28/2007      11,919           12,764             10,598         11,861
  3/31/2007      12,051           12,998             10,636         12,008
  4/30/2007      12,339           13,571             10,671         12,341
  5/31/2007      12,628           13,952             10,679         12,553
  6/30/2007      12,550           13,844             10,719         12,513
  7/31/2007      12,316           13,537             10,794         12,382
  8/31/2007      12,344           13,527             10,890         12,420
  9/30/2007      12,618           14,170             10,952         12,803
 10/31/2007      12,863           14,605             10,999         13,060
 11/30/2007      12,429           14,008             11,102         12,789
 12/31/2007      12,358           13,827             11,135         12,705
  1/31/2008      11,925           12,771             11,269         12,184
  2/29/2008      11,810           12,697             11,330         12,168
  3/31/2008      11,779           12,575             11,330         12,098
  4/30/2008      12,116           13,236             11,288         12,462
  5/31/2008      12,280           13,438             11,252         12,560
  6/30/2008      11,625           12,366             11,257         11,961
  7/31/2008      11,548           12,064             11,318         11,812
  8/31/2008      11,470           11,894             11,370         11,734
  9/30/2008      10,672           10,480             11,445         10,927
 10/31/2008       9,263            8,493             11,588          9,739
 11/30/2008       8,845            7,943             11,667          9,387
 12/31/2008       9,177            8,198             11,753          9,595
  1/31/2009       8,558            7,480             11,777          9,099
  2/28/2009       7,988            6,714             11,796          8,546
  3/31/2009       8,547            7,220             11,844          8,947
  4/30/2009       9,325            8,030             11,853          9,551
  5/31/2009       9,906            8,758             11,876         10,078
  6/30/2009       9,909            8,718             11,887         10,054
  7/31/2009      10,523            9,457             11,915         10,575
  8/31/2009      10,840            9,847             11,945         10,847
  9/30/2009      11,227           10,240             11,973         11,117
 10/31/2009      11,018           10,057             11,984         11,003
 11/30/2009      11,336           10,468             12,022         11,286
 12/31/2009      11,520           10,656             11,995         11,398
  1/31/2010      11,300           10,216             12,026         11,127
  2/28/2010      11,490           10,360             12,063         11,235
  3/31/2010      11,992           11,001             12,063         11,652
  4/30/2010      12,182           11,003             12,060         11,652
  5/31/2010      11,481            9,949             12,109         11,001
  6/30/2010      11,204            9,608             12,121         10,779
  7/31/2010      11,819           10,387             12,148         11,313
  8/31/2010      11,507            9,999             12,175         11,070
  9/30/2010      12,276           10,931             12,168         11,687
 10/31/2010      12,590           11,339             12,181         11,953
 11/30/2010      12,478           11,094             12,151         11,786
 12/31/2010      13,102           11,910             12,156         12,308
  1/31/2011      13,245           12,179             12,157         12,475
  2/28/2011      13,541           12,605             12,153         12,736
  3/31/2011      13,617           12,481             12,147         12,658
  4/30/2011      14,006           13,011             12,167         12,989
  5/31/2011      13,852           12,741             12,201         12,842
  6/30/2011      13,707           12,540             12,206         12,722
  7/31/2011      13,594           12,312             12,219         12,589
  8/31/2011      12,998           11,445             12,290         12,086
  9/30/2011      12,069           10,456             12,288         11,459
 10/31/2011      13,009           11,538             12,278         12,166
 11/30/2011      12,844           11,256             12,261         11,981
 12/31/2011      12,820           11,250             12,330         12,005
  1/31/2012      13,405           11,815             12,365         12,379
  2/29/2012      13,803           12,392             12,381         12,749
  3/31/2012      13,895           12,551             12,377         12,846
  4/30/2012      13,811           12,408             12,388         12,763
  5/31/2012      13,068           11,337             12,383         12,100
  6/30/2012      13,466           11,915             12,398         12,475
  7/31/2012      13,551           12,068             12,420         12,580
  8/31/2012      13,825           12,374             12,450         12,784
  9/30/2012      14,130           12,714             12,464         13,000
 10/31/2012      14,098           12,628             12,471         12,950
 11/30/2012      14,214           12,790             12,488         13,057
 12/31/2012      14,493           13,030             12,498         13,209
  1/31/2013      14,921           13,694             12,501         13,614
  2/28/2013      14,974           13,717             12,517         13,634
  3/31/2013      15,250           14,038             12,525         13,829
  4/30/2013      15,464           14,480             12,551         14,102
  5/31/2013      15,485           14,486             12,536         14,099
  6/30/2013      15,168           14,129             12,522         13,884
  7/31/2013      15,727           14,872             12,546         14,333
  8/31/2013      15,437           14,556             12,541         14,147
  9/30/2013      16,024           15,284             12,565         14,583
 10/31/2013      16,445           15,882             12,588         14,936
 11/30/2013      16,617           16,164             12,603         15,102
 12/31/2013      16,807           16,506             12,593         15,289
  1/31/2014      16,492           15,895             12,619         14,962
  2/28/2014      17,025           16,691             12,629         15,416
  3/31/2014      17,127           16,715             12,628         15,429
  4/30/2014      17,182           16,886             12,639         15,530
  5/31/2014      17,421           17,218             12,658         15,722
  6/30/2014      17,695           17,526             12,666         15,895
  7/31/2014      17,422           17,247             12,668         15,744
  8/31/2014      17,783           17,627             12,686         15,961
  9/30/2014      17,279           17,148             12,686         15,701
 10/31/2014      17,444           17,259             12,704         15,771
 11/30/2014      17,576           17,605             12,721         15,969
 12/31/2014      17,431           17,321             12,714         15,811          Past performance is not predictive of
  1/31/2015      17,276           17,007             12,756         15,660          future performance.
  2/28/2015      17,864           18,004             12,748         16,206          The returns shown do not reflect the
  3/31/2015      17,769           17,722             12,766         16,063          deduction of taxes that a shareholder
  4/30/2015      18,002           18,138             12,769         16,291          would pay on fund distributions or the
  5/31/2015      18,013           18,200             12,778         16,329          redemption of fund shares.
  6/30/2015      17,773           17,777             12,776         16,100          MSCI data copyright MSCI 2015, all
  7/31/2015      17,728           18,096             12,789         16,280          rights reserved.
  8/31/2015      17,047           16,899             12,787         15,633          Citigroup bond indices copyright 2015
  9/30/2015      16,737           16,275             12,811         15,298          by Citigroup.
 10/31/2015      17,443           17,565             12,813         16,027          Data includes composite data from
                                                                                    multiple sources; see data descriptions
            Average Annual          One          Five          Ten                  for additional details. MSCI data
            Total Return            Year         Years        Years                 copyright MSCI 2015, all rights reserved.
            ---------------------------------------------------------------         Citigroup bond indices copyright 2015
                                    0.00%        6.74%        5.72%                 by Citigroup.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
GLOBAL ALLOCATION 60/40 PORTFOLIO -- CLASS R2 VS.
MSCI WORLD INDEX (NET DIVIDENDS),
CITIGROUP WORLD GOVERNMENT BOND INDEX, 1-3 YEARS, CURRENCY-HEDGED IN USD TERMS, GLOBAL 60/40 COMPOSITE INDEX (MSCI/CITIGROUP)
October 31, 2005-October 31, 2015

                                    [CHART]

                                              Citigroup World
            Global Allocation                 Government Bond    Global 60/40
                 60/40          MSCI World    Index,1-3 Years,    Composite
              Portfolio -         Index      Currency-Hedged       Index
               Class R2      (net dividends)     in USD Terms   (MSCI/Citigroup)
           -----------------  --------------- ---------------  ----------------
10/31/2005       $10,000          $10,000        $10,000           $10,000
11/30/2005        10,230           10,333         10,028            10,211
12/31/2005        10,342           10,562         10,063            10,361
 1/31/2006        10,690           11,034         10,091            10,650
 2/28/2006        10,709           11,017         10,109            10,648
 3/31/2006        10,883           11,260         10,119            10,793
 4/30/2006        11,048           11,601         10,155            11,005
 5/31/2006        10,809           11,205         10,188            10,794
 6/30/2006        10,802           11,202         10,216            10,804
 7/31/2006        10,793           11,272         10,281            10,872
 8/31/2006        10,977           11,564         10,350            11,070
 9/30/2006        11,105           11,702         10,394            11,168
10/31/2006        11,390           12,132         10,432            11,431
11/30/2006        11,610           12,429         10,480            11,619
12/31/2006        11,745           12,682         10,501            11,770
 1/31/2007        11,904           12,831         10,540            11,871
 2/28/2007        11,876           12,764         10,598            11,861
 3/31/2007        12,006           12,998         10,636            12,008
 4/30/2007        12,285           13,571         10,671            12,341
 5/31/2007        12,573           13,952         10,679            12,553
 6/30/2007        12,499           13,844         10,719            12,513
 7/31/2007        12,256           13,537         10,794            12,382
 8/31/2007        12,284           13,527         10,890            12,420
 9/30/2007        12,553           14,170         10,952            12,803
10/31/2007        12,797           14,605         10,999            13,060
11/30/2007        12,365           14,008         11,102            12,789
12/31/2007        12,286           13,827         11,135            12,705
 1/31/2008        11,856           12,771         11,269            12,184
 2/29/2008        11,741           12,697         11,330            12,168
 3/31/2008        11,713           12,575         11,330            12,098
 4/30/2008        12,038           13,236         11,288            12,462
 5/31/2008        12,201           13,438         11,252            12,560
 6/30/2008        11,552           12,366         11,257            11,961
 7/31/2008        11,466           12,064         11,318            11,812
 8/31/2008        11,389           11,894         11,370            11,734
 9/30/2008        10,592           10,480         11,445            10,927
10/31/2008         9,196            8,493         11,588             9,739
11/30/2008         8,772            7,943         11,667             9,387
12/31/2008         9,101            8,198         11,753             9,595
 1/31/2009         8,490            7,480         11,777             9,099
 2/28/2009         7,927            6,714         11,796             8,546
 3/31/2009         8,479            7,220         11,844             8,947
 4/30/2009         9,246            8,030         11,853             9,551
 5/31/2009         9,819            8,758         11,876            10,078
 6/30/2009         9,818            8,718         11,887            10,054
 7/31/2009        10,413            9,457         11,915            10,575
 8/31/2009        10,725            9,847         11,945            10,847
 9/30/2009        11,109           10,240         11,973            11,117
10/31/2009        10,894           10,057         11,984            11,003
11/30/2009        11,217           10,468         12,022            11,286
12/31/2009        11,391           10,656         11,995            11,398
 1/31/2010        11,174           10,216         12,026            11,127
 2/28/2010        11,361           10,360         12,063            11,235
 3/31/2010        11,858           11,001         12,063            11,652
 4/30/2010        12,045           11,003         12,060            11,652
 5/31/2010        11,346            9,949         12,109            11,001
 6/30/2010        11,067            9,608         12,121            10,779
 7/31/2010        11,681           10,387         12,148            11,313
 8/31/2010        11,354            9,999         12,175            11,070
 9/30/2010        12,112           10,931         12,168            11,687
10/31/2010        12,419           11,339         12,181            11,953
11/30/2010        12,320           11,094         12,151            11,786
12/31/2010        12,922           11,910         12,156            12,308
 1/31/2011        13,062           12,179         12,157            12,475
 2/28/2011        13,352           12,605         12,153            12,736
 3/31/2011        13,421           12,481         12,147            12,658
 4/30/2011        13,803           13,011         12,167            12,989
 5/31/2011        13,652           12,741         12,201            12,842
 6/30/2011        13,501           12,540         12,206            12,722
 7/31/2011        13,380           12,312         12,219            12,589
 8/31/2011        12,795           11,445         12,290            12,086
 9/30/2011        11,877           10,456         12,288            11,459
10/31/2011        12,808           11,538         12,278            12,166
11/30/2011        12,636           11,256         12,261            11,981
12/31/2011        12,614           11,250         12,330            12,005
 1/31/2012        13,176           11,815         12,365            12,379
 2/29/2012        13,575           12,392         12,381            12,749
 3/31/2012        13,657           12,551         12,377            12,846
 4/30/2012        13,575           12,408         12,388            12,763
 5/31/2012        12,838           11,337         12,383            12,100
 6/30/2012        13,221           11,915         12,398            12,475
 7/31/2012        13,314           12,068         12,420            12,580
 8/31/2012        13,571           12,374         12,450            12,784
 9/30/2012        13,860           12,714         12,464            13,000
10/31/2012        13,839           12,628         12,471            12,950
11/30/2012        13,953           12,790         12,488            13,057
12/31/2012        14,213           13,030         12,498            13,209
 1/31/2013        14,630           13,694         12,501            13,614
 2/28/2013        14,683           13,717         12,517            13,634
 3/31/2013        14,956           14,038         12,525            13,829
 4/30/2013        15,154           14,480         12,551            14,102
 5/31/2013        15,175           14,486         12,536            14,099
 6/30/2013        14,856           14,129         12,522            13,884
 7/31/2013        15,401           14,872         12,546            14,333
 8/31/2013        15,108           14,556         12,541            14,147
 9/30/2013        15,691           15,284         12,565            14,583
10/31/2013        16,101           15,882         12,588            14,936
11/30/2013        16,269           16,164         12,603            15,102
12/31/2013        16,452           16,506         12,593            15,289
 1/31/2014        16,134           15,895         12,619            14,962
 2/28/2014        16,653           16,691         12,629            15,416
 3/31/2014        16,746           16,715         12,628            15,429
 4/30/2014        16,799           16,886         12,639            15,530
 5/31/2014        17,022           17,218         12,658            15,722
 6/30/2014        17,299           17,526         12,666            15,895
 7/31/2014        17,012           17,247         12,668            15,744
 8/31/2014        17,374           17,627         12,686            15,961
 9/30/2014        16,884           17,148         12,686            15,701
10/31/2014        17,044           17,259         12,704            15,771
11/30/2014        17,172           17,605         12,721            15,969
12/31/2014        17,026           17,321         12,714            15,811
 1/31/2015        16,876           17,007         12,756            15,660
 2/28/2015        17,444           18,004         12,748            16,206
 3/31/2015        17,344           17,722         12,766            16,063
 4/30/2015        17,559           18,138         12,769            16,291          Past performance is not predictive of
 5/31/2015        17,581           18,200         12,778            16,329          future performance.
 6/30/2015        17,328           17,777         12,776            16,100          The returns shown do not reflect the
 7/31/2015        17,285           18,096         12,789            16,280          deduction of taxes that a shareholder
 8/31/2015        16,616           16,899         12,787            15,633          would pay on fund distributions or the
 9/30/2015        16,316           16,275         12,811            15,298          redemption of fund shares.
10/31/2015        16,998           17,565         12,813            16,027          MSCI data copyright MSCI 2015, all
                                                                                    rights reserved.
                                                                                    Citigroup bond indices copyright 2015
                                                                                    by Citigroup.
                                                                                    Data includes composite data from
                                                                                    multiple sources; see data descriptions
            Average Annual          One          Five          Ten                  for additional details. MSCI data
            Total Return            Year         Years        Years                 copyright MSCI 2015, all rights reserved.
            ---------------------------------------------------------------         Citigroup bond indices copyright 2015
                                   -0.27%        6.48%        5.45%                 by Citigroup.

--------------------------------------------------------------------------------

                       DIMENSIONAL INVESTMENT GROUP INC.

                              PERFORMANCE CHARTS
                                  (Unaudited)

--------------------------------------------------------------------------------
GLOBAL ALLOCATION 25/75 PORTFOLIO -- INSTITUTIONAL CLASS VS.
MSCI WORLD INDEX (NET DIVIDENDS),
CITIGROUP WORLD GOVERNMENT BOND INDEX, 1-3 YEARS, CURRENCY-HEDGED IN USD TERMS, GLOBAL 25/75 COMPOSITE INDEX (MSCI/CITIGROUP)
October 31, 2005-October 31, 2015

                                         [CHART]

                  Global                       Citigroup World
                Allocation                     Government Bond   Global 25/75
             25/75 Portfolio                   Index,1-3 Years,   Composite
            - Institutional  MSCI World Index  Currency-Hedged      Index
                  Class      (net dividends)    in USD Terms  (MSCI/Citigroup)
             --------------  ----------------  ---------------  --------------
 10/31/2005      $10,000          $10,000          $10,000         $10,000
 11/30/2005       10,114           10,333           10,028          10,104
 12/31/2005       10,171           10,562           10,063          10,187
  1/31/2006       10,328           11,034           10,091          10,321
  2/28/2006       10,347           11,017           10,109          10,332
  3/31/2006       10,420           11,260           10,119          10,396
  4/30/2006       10,498           11,601           10,155          10,503
  5/31/2006       10,429           11,205           10,188          10,439
  6/30/2006       10,450           11,202           10,216          10,459
  7/31/2006       10,479           11,272           10,281          10,526
  8/31/2006       10,597           11,564           10,350          10,647
  9/30/2006       10,665           11,702           10,394          10,713
 10/31/2006       10,803           12,132           10,432          10,840
 11/30/2006       10,920           12,429           10,480          10,944
 12/31/2006       10,987           12,682           10,501          11,016
  1/31/2007       11,076           12,831           10,540          11,079
  2/28/2007       11,106           12,764           10,598          11,111
  3/31/2007       11,186           12,998           10,636          11,191
  4/30/2007       11,315           13,571           10,671          11,343
  5/31/2007       11,444           13,952           10,679          11,429
  6/30/2007       11,442           13,844           10,719          11,438
  7/31/2007       11,382           13,537           10,794          11,435
  8/31/2007       11,442           13,527           10,890          11,509
  9/30/2007       11,568           14,170           10,952          11,695
 10/31/2007       11,700           14,605           10,999          11,822
 11/30/2007       11,558           14,008           11,102          11,785
 12/31/2007       11,559           13,827           11,135          11,773
  1/31/2008       11,425           12,771           11,269          11,654
  2/29/2008       11,404           12,697           11,330          11,684
  3/31/2008       11,393           12,575           11,330          11,657
  4/30/2008       11,517           13,236           11,288          11,778
  5/31/2008       11,579           13,438           11,252          11,794
  6/30/2008       11,334           12,366           11,257          11,563
  7/31/2008       11,334           12,064           11,318          11,539
  8/31/2008       11,355           11,894           11,370          11,538
  9/30/2008       10,998           10,480           11,445          11,253
 10/31/2008       10,455            8,493           11,588          10,824
 11/30/2008       10,340            7,943           11,667          10,705
 12/31/2008       10,554            8,198           11,753          10,850
  1/31/2009       10,288            7,480           11,777          10,629
  2/28/2009        9,979            6,714           11,796          10,370
  3/31/2009       10,343            7,220           11,844          10,597
  4/30/2009       10,747            8,030           11,853          10,900
  5/31/2009       11,067            8,758           11,876          11,163
  6/30/2009       11,104            8,718           11,887          11,158
  7/31/2009       11,425            9,457           11,915          11,414
  8/31/2009       11,618            9,847           11,945          11,553
  9/30/2009       11,833           10,240           11,973          11,688
 10/31/2009       11,779           10,057           11,984          11,645
 11/30/2009       11,995           10,468           12,022          11,791
 12/31/2009       12,018           10,656           11,995          11,824
  1/31/2010       11,996           10,216           12,026          11,725
  2/28/2010       12,084           10,360           12,063          11,794
  3/31/2010       12,293           11,001           12,063          11,976
  4/30/2010       12,447           11,003           12,060          11,974
  5/31/2010       12,151            9,949           12,109          11,724
  6/30/2010       12,079            9,608           12,121          11,633
  7/31/2010       12,388           10,387           12,148          11,887
  8/31/2010       12,300            9,999           12,175          11,796
  9/30/2010       12,670           10,931           12,168          12,066
 10/31/2010       12,859           11,339           12,181          12,188
 11/30/2010       12,781           11,094           12,151          12,100
 12/31/2010       12,994           11,910           12,156          12,327
  1/31/2011       13,083           12,179           12,157          12,397
  2/28/2011       13,217           12,605           12,153          12,502
  3/31/2011       13,259           12,481           12,147          12,467
  4/30/2011       13,472           13,011           12,167          12,615
  5/31/2011       13,449           12,741           12,201          12,576
  6/30/2011       13,407           12,540           12,206          12,530
  7/31/2011       13,441           12,312           12,219          12,483
  8/31/2011       13,227           11,445           12,290          12,317
  9/30/2011       12,844           10,456           12,288          12,050
 10/31/2011       13,274           11,538           12,278          12,354
 11/30/2011       13,206           11,256           12,261          12,266
 12/31/2011       13,206           11,250           12,330          12,316
  1/31/2012       13,514           11,815           12,365          12,496
  2/29/2012       13,674           12,392           12,381          12,661
  3/31/2012       13,714           12,551           12,377          12,699
  4/30/2012       13,725           12,408           12,388          12,671
  5/31/2012       13,474           11,337           12,383          12,394
  6/30/2012       13,620           11,915           12,398          12,563
  7/31/2012       13,712           12,068           12,420          12,620
  8/31/2012       13,827           12,374           12,450          12,723
  9/30/2012       13,967           12,714           12,464          12,821
 10/31/2012       13,967           12,628           12,471          12,805
 11/30/2012       14,036           12,790           12,488          12,859
 12/31/2012       14,130           13,030           12,498          12,927
  1/31/2013       14,293           13,694           12,501          13,094
  2/28/2013       14,340           13,717           12,517          13,112
  3/31/2013       14,467           14,038           12,525          13,195
  4/30/2013       14,571           14,480           12,551          13,319
  5/31/2013       14,513           14,486           12,536          13,309
  6/30/2013       14,311           14,129           12,522          13,216
  7/31/2013       14,556           14,872           12,546          13,409
  8/31/2013       14,416           14,556           12,541          13,333
  9/30/2013       14,671           15,284           12,565          13,519
 10/31/2013       14,859           15,882           12,588          13,670
 11/30/2013       14,929           16,164           12,603          13,743
 12/31/2013       14,957           16,506           12,593          13,808
  1/31/2014       14,898           15,895           12,619          13,701
  2/28/2014       15,099           16,691           12,629          13,880
  3/31/2014       15,117           16,715           12,628          13,885
  4/30/2014       15,165           16,886           12,639          13,930
  5/31/2014       15,307           17,218           12,658          14,014
  6/30/2014       15,408           17,526           12,666          14,083
  7/31/2014       15,301           17,247           12,668          14,029
  8/31/2014       15,467           17,627           12,686          14,121
  9/30/2014       15,253           17,148           12,686          14,025
 10/31/2014       15,348           17,259           12,704          14,063
 11/30/2014       15,432           17,605           12,721          14,147
 12/31/2014       15,345           17,321           12,714          14,084        Past performance is not predictive of
  1/31/2015       15,405           17,007           12,756          14,055        future performance.
  2/28/2015       15,586           18,004           12,748          14,255        The returns shown do not reflect the
  3/31/2015       15,567           17,722           12,766          14,214        deduction of taxes that a shareholder
  4/30/2015       15,640           18,138           12,769          14,300        would pay on fund distributions or the
  5/31/2015       15,652           18,200           12,778          14,320        redemption of fund shares.
  6/30/2015       15,543           17,777           12,776          14,235        MSCI data copyright MSCI 2015, all
  7/31/2015       15,555           18,096           12,789          14,310        rights reserved.
  8/31/2015       15,299           16,899           12,787          14,071        Citigroup bond indices copyright 2015
  9/30/2015       15,214           16,275           12,811          13,961        by Citigroup.
 10/31/2015       15,470           17,565           12,813          14,240        Data includes composite data from
                                                                                  multiple sources; see data descriptions
           Average Annual         One          Five          Ten                  for additional details. MSCI data
           Total Return           Year         Years        Years                 copyright MSCI 2015, all rights reserved.
           --------------------------------------------------------------         Citigroup bond indices copyright 2015
                                  0.79%        3.77%        4.46%                 by Citigroup.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
GLOBAL ALLOCATION 25/75 PORTFOLIO -- CLASS R2 VS.
MSCI WORLD INDEX (NET DIVIDENDS),
CITIGROUP WORLD GOVERNMENT BOND INDEX, 1-3 YEARS, CURRENCY-HEDGED IN USD TERMS, GLOBAL 25/75 COMPOSITE INDEX (MSCI/CITIGROUP)
October 31, 2005-October 31, 2015

                                     [CHART]

                                               Citigroup World
                 Global                       Government Bond    Global 25/75
            Allocation 25/75    MSCI World    Index,1-3 Years,    Composite
               Portfolio -         Index      Currency-Hedged       Index
                Class R2      (net dividends)  in USD Terms   (MSCI/Citigroup)
             --------------  ---------------  ---------------  ---------------
10/31/2005      $10,000         $10,000           $10,000          $10,000
11/30/2005       10,105          10,333            10,028           10,104
12/31/2005       10,160          10,562            10,063           10,187
 1/31/2006       10,317          11,034            10,091           10,321
 2/28/2006       10,336          11,017            10,109           10,332
 3/31/2006       10,408          11,260            10,119           10,396
 4/30/2006       10,486          11,601            10,155           10,503
 5/31/2006       10,418          11,205            10,188           10,439
 6/30/2006       10,427          11,202            10,216           10,459
 7/31/2006       10,457          11,272            10,281           10,526
 8/31/2006       10,574          11,564            10,350           10,647
 9/30/2006       10,643          11,702            10,394           10,713
10/31/2006       10,780          12,132            10,432           10,840
11/30/2006       10,888          12,429            10,480           10,944
12/31/2006       10,956          12,682            10,501           11,016
 1/31/2007       11,045          12,831            10,540           11,079
 2/28/2007       11,065          12,764            10,598           11,111
 3/31/2007       11,145          12,998            10,636           11,191
 4/30/2007       11,264          13,571            10,671           11,343
 5/31/2007       11,393          13,952            10,679           11,429
 6/30/2007       11,393          13,844            10,719           11,438
 7/31/2007       11,333          13,537            10,794           11,435
 8/31/2007       11,383          13,527            10,890           11,509
 9/30/2007       11,513          14,170            10,952           11,695
10/31/2007       11,634          14,605            10,999           11,822
11/30/2007       11,493          14,008            11,102           11,785
12/31/2007       11,490          13,827            11,135           11,773
 1/31/2008       11,357          12,771            11,269           11,654
 2/29/2008       11,327          12,697            11,330           11,684
 3/31/2008       11,318          12,575            11,330           11,657
 4/30/2008       11,430          13,236            11,288           11,778
 5/31/2008       11,491          13,438            11,252           11,794
 6/30/2008       11,244          12,366            11,257           11,563
 7/31/2008       11,233          12,064            11,318           11,539
 8/31/2008       11,264          11,894            11,370           11,538
 9/30/2008       10,893          10,480            11,445           11,253
10/31/2008       10,367           8,493            11,588           10,824
11/30/2008       10,243           7,943            11,667           10,705
12/31/2008       10,455           8,198            11,753           10,850
 1/31/2009       10,182           7,480            11,777           10,629
 2/28/2009        9,889           6,714            11,796           10,370
 3/31/2009       10,235           7,220            11,844           10,597
 4/30/2009       10,644           8,030            11,853           10,900
 5/31/2009       10,948           8,758            11,876           11,163
 6/30/2009       10,985           8,718            11,887           11,158
 7/31/2009       11,301           9,457            11,915           11,414
 8/31/2009       11,481           9,847            11,945           11,553
 9/30/2009       11,694          10,240            11,973           11,688
10/31/2009       11,631          10,057            11,984           11,645
11/30/2009       11,854          10,468            12,022           11,791
12/31/2009       11,869          10,656            11,995           11,824
 1/31/2010       11,847          10,216            12,026           11,725
 2/28/2010       11,922          10,360            12,063           11,794
 3/31/2010       12,141          11,001            12,063           11,976
 4/30/2010       12,281          11,003            12,060           11,974
 5/31/2010       11,990           9,949            12,109           11,724
 6/30/2010       11,921           9,608            12,121           11,633
 7/31/2010       12,192          10,387            12,148           11,887
 8/31/2010       12,105           9,999            12,175           11,796
 9/30/2010       12,458          10,931            12,168           12,066
10/31/2010       12,643          11,339            12,181           12,188
11/30/2010       12,567          11,094            12,151           12,100
12/31/2010       12,765          11,910            12,156           12,327
 1/31/2011       12,852          12,179            12,157           12,397
 2/28/2011       12,972          12,605            12,153           12,502
 3/31/2011       13,003          12,481            12,147           12,467
 4/30/2011       13,211          13,011            12,167           12,615
 5/31/2011       13,189          12,741            12,201           12,576
 6/30/2011       13,133          12,540            12,206           12,530
 7/31/2011       13,166          12,312            12,219           12,483
 8/31/2011       12,957          11,445            12,290           12,317
 9/30/2011       12,567          10,456            12,288           12,050
10/31/2011       12,986          11,538            12,278           12,354
11/30/2011       12,909          11,256            12,261           12,266
12/31/2011       12,914          11,250            12,330           12,316
 1/31/2012       13,203          11,815            12,365           12,496
 2/29/2012       13,369          12,392            12,381           12,661
 3/31/2012       13,400          12,551            12,377           12,699
 4/30/2012       13,412          12,408            12,388           12,671
 5/31/2012       13,156          11,337            12,383           12,394
 6/30/2012       13,290          11,915            12,398           12,563
 7/31/2012       13,379          12,068            12,420           12,620
 8/31/2012       13,491          12,374            12,450           12,723
 9/30/2012       13,629          12,714            12,464           12,821
10/31/2012       13,617          12,628            12,471           12,805
11/30/2012       13,685          12,790            12,488           12,859
12/31/2012       13,773          13,030            12,498           12,927
 1/31/2013       13,931          13,694            12,501           13,094
 2/28/2013       13,977          13,717            12,517           13,112
 3/31/2013       14,083          14,038            12,525           13,195
 4/30/2013       14,184          14,480            12,551           13,319
 5/31/2013       14,128          14,486            12,536           13,309
 6/30/2013       13,934          14,129            12,522           13,216
 7/31/2013       14,161          14,872            12,546           13,409
 8/31/2013       14,013          14,556            12,541           13,333
 9/30/2013       14,273          15,284            12,565           13,519
10/31/2013       14,454          15,882            12,588           13,670
11/30/2013       14,522          16,164            12,603           13,743
12/31/2013       14,537          16,506            12,593           13,808
 1/31/2014       14,480          15,895            12,619           13,701
 2/28/2014       14,674          16,691            12,629           13,880
 3/31/2014       14,686          16,715            12,628           13,885
 4/30/2014       14,732          16,886            12,639           13,930
 5/31/2014       14,869          17,218            12,658           14,014
 6/30/2014       14,958          17,526            12,666           14,083
 7/31/2014       14,855          17,247            12,668           14,029
 8/31/2014       15,004          17,627            12,686           14,121
 9/30/2014       14,740          17,148            12,686           14,025
10/31/2014       14,843          17,259            12,704           14,063
11/30/2014       14,912          17,605            12,721           14,147
12/31/2014       14,828          17,321            12,714           14,084        Past performance is not predictive of
 1/31/2015       14,886          17,007            12,756           14,055        future performance.
 2/28/2015       15,048          18,004            12,748           14,255        The returns shown do not reflect the
 3/31/2015       15,035          17,722            12,766           14,214        deduction of taxes that a shareholder
 4/30/2015       15,105          18,138            12,769           14,300        would pay on fund distributions or the
 5/31/2015       15,117          18,200            12,778           14,320        redemption of fund shares.
 6/30/2015       15,000          17,777            12,776           14,235        MSCI data copyright MSCI 2015, all
 7/31/2015       15,011          18,096            12,789           14,310        rights reserved.
 8/31/2015       14,765          16,899            12,787           14,071        Citigroup bond indices copyright 2015
 9/30/2015       14,672          16,275            12,811           13,961        by Citigroup.
10/31/2015       14,918          17,565            12,813           14,240        Data includes composite data from
                                                                                  multiple sources; see data descriptions
           Average Annual         One          Five          Ten                  for additional details. MSCI data
           Total Return           Year         Years        Years                 copyright MSCI 2015, all rights reserved.
           --------------------------------------------------------------         Citigroup bond indices copyright 2015
                                  0.50%        3.36%        4.08%                 by Citigroup.

--------------------------------------------------------------------------------

                       DIMENSIONAL INVESTMENT GROUP INC.

                     MANAGEMENT'S DISCUSSION AND ANALYSIS
                                  (Unaudited)


 U.S. Equity Market Review                   12 Months Ended October 31, 2015

   U.S. equities had positive returns during the period. The broad U.S. equity market, as measured by the Russell 3000(R) Index, gained approximately 4.5%. Large-cap stocks outperformed small-cap stocks as measured by the Russell indices.

              Total Return for 12 Months Ended October 31, 2015
               -------------------------------------------------

              Russell 3000(R) Index........................ 4.49%
              Russell Microcap(R) Index (micro-cap stocks). 0.82%
              Russell 2000(R) Index (small-cap stocks)..... 0.34%
              Russell 1000(R) Index (large-cap stocks)..... 4.86%
              Dow Jones U.S. Select REIT Index /SM/........ 6.87%

   Growth stocks outperformed value stocks as measured by the Russell indices.

               Total Return for 12 Months Ended October 31, 2015
               -------------------------------------------------

         Russell 2000(R) Value Index (small-cap value stocks)... -2.88%
         Russell 2000(R) Growth Index (small-cap growth stocks).  3.52%
         Russell 1000(R) Value Index (large-cap value stocks)...  0.53%
         Russell 1000(R) Growth Index (large-cap growth stocks).  9.18%

----------
Source: Russell data copyright (C) Russell Investment Group 1995-2015, all rights reserved.

   Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") believes that among the most important factors explaining differences in the behavior of diversified equity portfolios are the market capitalization and value/growth characteristics of the portfolios' holdings. Value characteristics are a function of stock price relative to one or more fundamental characteristics such as book value, earnings, or dividends.

   For many Dimensional U.S. equity portfolios, differences in returns over the period were primarily attributable to differences in value/growth and size characteristics as well as the exclusion of REIT securities from most Dimensional portfolios and the exclusion of securities of highly regulated utilities from most value strategies. For many portfolios, the construction approach used by Dimensional generally resulted in portfolios with greater weight in value, small-cap, and/or micro-cap companies relative to widely used benchmarks.

 International Equity Market Review          12 Months Ended October 31, 2015

   Performance of non-U.S. developed markets was varied for the period. Small-cap stocks and growth stocks had positive returns while large-cap stocks and value stocks had negative returns. As measured by the MSCI World ex USA indices, small-cap stocks outperformed large-cap stocks, and growth stocks outperformed value stocks.

                       12 Months Ended October 31, 2015
                       --------------------------------
                                              Return in U.S. Dollars
                                              ----------------------
           MSCI World ex USA Index...........         -1.81%
           MSCI World ex USA Small Cap Index.          4.66%
           MSCI World ex USA Value Index.....         -5.92%
           MSCI World ex USA Growth Index....          2.33%

   During the period, the U.S. dollar (USD) appreciated against most developed markets currencies, decreasing USD-denominated returns in developed markets.

                           12 Months Ended October 31, 2015
                            --------------------------------

Ten Largest Foreign Developed Markets by Market Cap  Local Return Return in U.S. Dollars
---------------------------------------------------  ------------ ----------------------
                  United Kingdom....................     0.01%            -3.45%
                  Japan.............................    17.41%             9.07%
                  Canada............................    -5.27%           -18.37%
                  France............................    18.69%             4.64%
                  Switzerland.......................     3.70%             1.25%
                  Germany...........................    16.20%             2.45%
                  Australia.........................    -2.25%           -20.66%
                  Spain.............................     0.50%           -11.40%
                  Hong Kong.........................    -1.73%            -1.67%
                  Sweden............................     9.47%            -4.59%

----------
Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2015, all rights reserved.

   Emerging markets had weaker performance over the period than non-U.S. developed markets. As measured by the MSCI emerging markets indices, small-cap stocks outperformed large-cap stocks, and growth stocks outperformed value stocks.

                       12 Months Ended October 31, 2015
                       --------------------------------

                                                Return in U.S. Dollars
                                                ----------------------
         MSCI Emerging Markets Index...........        -14.53%
         MSCI Emerging Markets Small Cap Index.         -8.61%
         MSCI Emerging Markets Value Index.....        -17.62%
         MSCI Emerging Markets Growth Index....        -11.50%

   During the period, the U.S. dollar (USD) appreciated against most emerging markets currencies, decreasing USD-denominated returns in emerging markets.

                      12 Months Ended October 31, 2015
                       --------------------------------

Ten Largest Emerging Markets by Market Cap  Local Return Return in U.S. Dollars
------------------------------------------  ------------ ----------------------
              China........................    -0.76%            -0.70%
              Korea........................    -0.03%            -6.28%
              Taiwan.......................    -2.50%            -8.65%
              India........................    -2.15%            -8.06%
              South Africa.................     7.82%           -13.73%
              Brazil.......................   -15.36%           -45.97%
              Mexico.......................     0.26%           -18.22%
              Russia.......................     8.87%           -20.92%
              Malaysia.....................    -8.60%           -30.02%
              Indonesia....................   -12.35%           -22.61%

----------
Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2015, all rights reserved.

 Fixed Income Market Review                  12 Months Ended October 31, 2015

   U.S. and developed international fixed income markets generally experienced flattening yield curves for the year ended October 31, 2015. In the case of the U.S. and U.K., while longer-term bond yields declined, most shorter-term bond yields increased slightly. The Eurozone saw a sharp decline in bond yields across the curve with the largest declines in longer-term bonds. In general, U.S. and developed international fixed income market investment grade credit underperformed government bonds of similar duration. The one-month U.S. Treasury bill yield remained at or near 0.00% during the period, while the yield on ten-year U.S. Treasury notes decreased to 2.14%.

                                       October 31, 2014 October 31, 2015 Change
                                       ---------------- ---------------- ------
 One-Month Treasury Bill (yield)......      0.00%            0.00%        0.00%
 Ten-Year U.S. Treasury Notes (yield).      2.34%            2.14%       -0.20%

----------
Source: Bloomberg.

   There is generally an inverse relationship between interest rates and bond prices, such that bond prices fall when interest rates rise. For the fiscal year under review, changes in interest rates and bond prices were more pronounced in some parts of the yield curve than in others. For the 12 months ended October 31, 2015, the total return was 0.04% for three-month U.S. Treasury bills, 2.34% for five-year U.S. Treasury notes, and 4.54% for 30-year U.S. Treasury bonds.
----------
(Source: Barclays US Treasury Bellwethers).

   Some of Dimensional Fund Advisors LP's ("Dimensional" or the "Advisor") fixed income strategies are based on a variable-maturity strategy that identifies a maturity range with favorable risk-adjusted expected returns. When the yield curve is flat or inverted, short-term securities are believed to offer the most attractive opportunity on a risk-adjusted basis. When the yield curve is upwardly sloped, maturities may be lengthened to position a portfolio for higher expected returns associated with longer maturities. These higher returns may be achieved by roll-down returns (in an upwardly sloped yield curve, prices of longer-term bonds generally increase as they approach maturity) as well as by earning higher current yields. During the period under review, the portfolios employing a variable maturity approach continued to take term risk, reflecting upward-sloping eligible yield curves.

   Some of Dimensional's fixed income strategies are based on a variable-credit approach that varies exposure to credit risk. When credit spreads are narrow, higher-quality securities are believed to offer the more attractive opportunity on a risk-adjusted basis. When credit spreads are wide, additional credit risk may be taken to position a portfolio for higher expected returns associated with increased credit risk. The portfolios employing a variable credit approach continued to emphasize bonds in the single-A and BBB rating categories, reflecting relatively wide credit spreads.

Global Equity Portfolio

   The Global Equity Portfolio seeks long-term capital appreciation by investing in a combination of mutual funds managed by the Advisor that invest in domestic and international equity securities. As of the date of this report, the Portfolio's investments in the domestic funds include the U.S. Core Equity 1 Portfolio, the U.S. Core Equity 2 Portfolio, and the DFA Real Estate Securities Portfolio; and the Portfolio's investments in the international funds include the International Core Equity Portfolio, and the Emerging Markets Core Equity Portfolio (collectively, the "Equity Underlying Funds"). The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2015, the Equity Underlying Funds collectively held approximately 12,000 equity securities in 44 countries.

   For the 12 months ended October 31, 2015, total returns were 0.07% for the Portfolio's Institutional Class shares, -0.16% for the Portfolio's Class R2 shares, and 1.77% for the MSCI World Index (net dividends). As a result of the Equity Underlying Funds' diversified investment approach, performance was determined principally by broad trends in global equity markets rather than the behavior of a limited group of stocks. The Equity Underlying Funds' allocation to emerging markets, which generally underperformed and are not included in the Index, detracted from the Portfolio's relative performance. The Equity Underlying Funds' greater allocation than the Index to value stocks detracted from relative performance as value stocks generally underperformed during the period. The Equity Underlying Funds had greater exposure to U.S. stocks than the Index. While U.S. stocks generally outperformed other countries, U.S. small-caps underperformed U.S. large-caps, and the Equity Underlying Funds' greater allocation to U.S. small-caps detracted from the Portfolio's relative performance.

Global Allocation 60/40 Portfolio

   The Global Allocation 60/40 Portfolio seeks capital appreciation and current income by investing in a combination of mutual funds managed by Dimensional that invest in equity and fixed income securities. As of the date of this report, the Portfolio's investments in domestic equity funds include the U.S. Core Equity 1 Portfolio, the U.S. Core Equity 2 Portfolio, and the DFA Real Estate Securities Portfolio; the Portfolio's investments in international equity funds include the International Core Equity Portfolio and the Emerging Markets Core Equity Portfolio (collectively, the "Equity Underlying Funds"); and the Portfolio's investments in fixed income funds include the DFA Short-Term Extended Quality Portfolio, the DFA Five-Year Global Fixed Income Portfolio, the DFA Inflation Protected Securities Portfolio, the DFA Selectively Hedged Global Fixed Income Portfolio, the DFA Intermediate-Term Extended Quality Portfolio, and the DFA World ex U.S. Government Fixed Income Portfolio (collectively with the Equity Underlying Funds, the "Equity and Fixed Income Underlying Funds"). The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2015, the Equity and Fixed Income Underlying Funds collectively held more than 12,000 equity securities in 44 countries and approximately 1,100 fixed income securities in 20 countries, excluding supranationals.

   For the 12 months ended October 31, 2015, total returns were 0.00% for the Portfolio's Institutional Class shares, -0.27% for the Portfolio's Class R2 shares, and 1.62% for a hypothetical composite index composed of 60% MSCI World Index (net dividends) and 40% Citigroup World Government Bond Index, 1-3 Years, Currency-Hedged in USD Terms. As a result of the Equity and Fixed Income Underlying Funds' diversified investment approach, performance was determined principally by broad trends in global equity and fixed income markets rather than the behavior of a limited group of securities. The Portfolio's underperformance relative to the hypothetical composite index was primarily driven by the Portfolio's equity component.

   The Equity Underlying Funds' allocation to emerging markets, which generally underperformed and are not included in the Index, detracted from the Portfolio's relative performance. The Equity Underlying Funds' greater allocation than the Index to value stocks detracted from the Portfolio's relative performance as value stocks generally underperformed during the period. The Equity Underlying Funds had greater exposure to U.S. stocks than the Index. While U.S. stocks generally outperformed other countries, U.S. small-caps underperformed U.S. large-caps, and the Portfolio's greater allocation to U.S. small-caps detracted from the Portfolio's relative performance.

   The Portfolio's fixed income component also underperformed the fixed income component of the Index. Currency exposure within the Selectively Hedged Global Fixed Income Portfolio detracted from the Portfolio's relative performance as this Portfolio did not hedge certain currencies that later depreciated against the U.S. dollar over the period. The underperformance from currency exposure was partially offset by holding a higher weight in longer-term bonds during a period when interest rates fell.

Global Allocation 25/75 Portfolio

   The Global Allocation 25/75 Portfolio seeks total return consistent with current income and preservation of capital with some capital appreciation by investing in a combination of mutual funds managed by Dimensional. The Portfolio allocates the majority of its assets to fixed income funds, but also invests a portion of its assets in domestic and international equity funds. As of the date of this report, the Portfolio's investments in domestic equity funds include the U.S. Core Equity 1 Portfolio, the U.S. Core Equity 2 Portfolio, and the DFA Real Estate Securities Portfolio; the Portfolio's investments in international equity funds include the International Core Equity Portfolio and the Emerging Markets Core Equity Portfolio (collectively, the "Equity Underlying Funds"); and the Portfolio's investments in fixed income funds include the DFA Two-Year Global Fixed Income Portfolio, the DFA Inflation- Protected Securities Portfolio, the DFA Short-Term Extended Quality Portfolio, and the DFA World ex U.S. Government Fixed Income Portfolio (collectively with the Equity Underlying Funds, the "Equity and Fixed Income Underlying Funds"). The investment strategy is process driven, emphasizing broad diversification. As of

October 31, 2015, the Equity and Fixed Income Underlying Funds collectively held approximately 12,000 equity securities in 44 countries and approximately 700 fixed income securities in 20 countries, excluding supranationals.

   For the 12 months ended October 31, 2015, total returns were 0.79% for the Portfolio's Institutional Class shares, 0.50% for the Portfolio's Class R2 shares, and 1.26% for a hypothetical composite index composed of 25% MSCI World Index (net dividends) and 75% Citigroup World Government Bond Index, 1-3 Years, Currency-Hedged in USD Terms. As a result of the Equity and Fixed Income Underlying Funds' diversified investment approach, performance was determined principally by broad trends in global equity and fixed income markets rather than the behavior of a limited group of securities. The Portfolio's underperformance relative to the hypothetical composite index was primarily driven by the Portfolio's equity component.

   The Equity Underlying Funds' allocation to emerging markets, which generally underperformed and are not included in the Index, detracted from the Portfolio's relative performance. The Equity Underlying Funds' greater allocation than the Index to value stocks detracted from the Portfolio's relative performance as value stocks generally underperformed during the period. The Equity Underlying Funds had greater exposure to U.S. stocks than the Index. While U.S. stocks generally outperformed other countries, U.S. small-caps underperformed U.S. large-caps, and the Portfolio's greater allocation to U.S. small-caps detracted from the Portfolio's relative performance.

   The Portfolio's fixed income component slightly outperformed the fixed income component of the Index. The fixed income component's higher allocation to U.S. dollar-denominated securities in the 3- to 5-years maturity range, during a period when rates decreased in that part of the Treasury curve, contributed to the Portfolio's relative performance. In addition, the fixed income component benefited from a significant underweight in Japanese yen-denominated securities as these securities underperformed during this period.

                       DIMENSIONAL INVESTMENT GROUP INC.

                          DISCLOSURE OF FUND EXPENSES
                                  (Unaudited)


   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   Actual Fund Return

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   Hypothetical Example for Comparison Purposes

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                          Six Months Ended October 31, 2015
     EXPENSE TABLES
                                    Beginning  Ending              Expenses
                                     Account  Account   Annualized   Paid
                                      Value    Value     Expense    During
                                    05/01/15  10/31/15    Ratio*   Period*
                                    --------- --------- ---------- --------
     Global Equity Portfolio**
     -------------------------
     Actual Fund Return
      Class R2 Shares.............. $1,000.00 $  955.00    0.57%    $2.81
      Institutional Class Shares... $1,000.00 $  956.20    0.33%    $1.63
     Hypothetical 5% Annual Return
      Class R2 Shares.............. $1,000.00 $1,022.33    0.57%    $2.91
      Institutional Class Shares... $1,000.00 $1,023.54    0.33%    $1.68

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                       Beginning  Ending              Expenses
                                        Account  Account   Annualized   Paid
                                         Value    Value     Expense    During
                                       05/01/15  10/31/15    Ratio*   Period*
                                       --------- --------- ---------- --------
  Global Allocation 60/40 Portfolio**
  -----------------------------------
  Actual Fund Return
   Class R2 Shares.................... $1,000.00 $  968.00    0.55%    $2.73
   Institutional Class Shares......... $1,000.00 $  968.90    0.30%    $1.49
  Hypothetical 5% Annual Return
   Class R2 Shares.................... $1,000.00 $1,022.43    0.55%    $2.80
   Institutional Class Shares......... $1,000.00 $1,023.69    0.30%    $1.53

  Global Allocation 25/75 Portfolio**
  -----------------------------------
  Actual Fund Return
   Class R2 Shares.................... $1,000.00 $  987.60    0.52%    $2.61
   Institutional Class Shares......... $1,000.00 $  989.10    0.27%    $1.35
  Hypothetical 5% Annual Return
   Class R2 Shares.................... $1,000.00 $1,022.58    0.52%    $2.65
   Institutional Class Shares......... $1,000.00 $1,023.84    0.27%    $1.38

----------

* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.

**The Portfolio is a Fund of Funds. The expenses shown reflect the direct expenses of the Fund of Funds and the indirect payment of the Fund of Funds' portion of the expenses of its Master Funds (Affiliated Investment Companies).

                       DIMENSIONAL INVESTMENT GROUP INC.

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (Unaudited)


   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For Dimensional Investment Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. Dimensional Investment Group Inc. filed its most recent Form N-Q with the SEC on September 29, 2015. They are available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement.

                                          Affiliated Investment Companies
                                          -------------------------------
       Global Equity Portfolio...........              100.0%
       Global Allocation 60/40 Portfolio.              100.0%
       Global Allocation 25/75 Portfolio.              100.0%

                            GLOBAL EQUITY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               October 31, 2015

                                                                      Shares        Value+
                                                                    ----------- --------------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in U.S. Core Equity 2 Portfolio of
  DFA Investment Dimensions Group Inc.............................. 127,434,997 $2,199,528,051
Investment in International Core Equity Portfolio of
  DFA Investment Dimensions Group Inc..............................  91,159,707  1,065,656,979
Investment in U.S. Core Equity 1 Portfolio of
  DFA Investment Dimensions Group Inc..............................  41,104,595    735,772,242
Investment in Emerging Markets Core Equity Portfolio of
  DFA Investment Dimensions Group Inc..............................  16,744,361    281,472,707
Investment in DFA Real Estate Securities Portfolio of
  DFA Investment Dimensions Group Inc..............................   2,956,690     97,689,041
Investment in The Canadian Small Company Series of
  The DFA Investment Trust Company.................................                        747
                                                                                --------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
     (Cost $3,306,870,556).........................................              4,380,119,767
                                                                                --------------

TEMPORARY CASH INVESTMENTS -- (0.0%)
State Street Institutional Liquid Reserves, 0.140%
  (Cost $259,790)..................................................     259,790        259,790
                                                                                --------------
   TOTAL INVESTMENTS -- (100.0%)
     (Cost $3,307,130,346).........................................             $4,380,379,557
                                                                                ==============

Summary of the Global Fund's investments as of October 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investments in Securities (Market Value)
                                  ---------------------------------------------
                                     Level 1     Level 2 Level 3     Total
                                  -------------- ------- ------- --------------
Affiliated Investment Companies.. $4,380,119,767   --      --    $4,380,119,767
Temporary Cash Investments.......        259,790   --      --           259,790
                                  --------------   --      --    --------------
TOTAL............................ $4,380,379,557   --      --    $4,380,379,557
                                  ==============   ==      ==    ==============

                See accompanying Notes to Financial Statements.

                       GLOBAL ALLOCATION 60/40 PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               October 31, 2015

                                                                         Shares       Value+
                                                                       ---------- --------------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in U.S. Core Equity 2 Portfolio of
  DFA Investment Dimensions Group Inc................................. 51,910,127 $  895,968,791
Investment in DFA Selectively Hedged Global Fixed Income Portfolio of
  DFA Investment Dimensions Group Inc................................. 46,890,100    441,235,836
Investment in International Core Equity Portfolio of
  DFA Investment Dimensions Group Inc................................. 36,706,370    429,097,463
Investment in U.S. Core Equity 1 Portfolio of
  DFA Investment Dimensions Group Inc................................. 17,093,708    305,977,381
Investment in DFA Short-Term Extended Quality Portfolio of
  DFA Investment Dimensions Group Inc................................. 27,221,196    294,533,342
Investment in DFA Intermediate-Term Extended Quality Portfolio of
  DFA Investment Dimensions Group Inc................................. 13,813,286    147,387,760
Investment in DFA Five-Year Global Fixed Income Portfolio of
  DFA Investment Dimensions Group Inc................................. 13,261,183    146,933,907
Investment in Emerging Markets Core Equity Portfolio of
  DFA Investment Dimensions Group Inc.................................  6,701,066    112,644,915
Investment in DFA World ex U.S. Government Fixed Income Portfolio of
  DFA Investment Dimensions Group Inc.................................  7,140,305     74,830,391
Investment in DFA Inflation-Protected Securities Portfolio of
  DFA Investment Dimensions Group Inc.................................  6,404,163     73,904,038
Investment in DFA Real Estate Securities Portfolio of
  DFA Investment Dimensions Group Inc.................................  1,120,133     37,009,210
                                                                                  --------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
     (Cost $2,590,460,934)............................................             2,959,523,034
                                                                                  --------------
   TOTAL INVESTMENTS -- (100.0%)
     (Cost $2,590,460,934)............................................            $2,959,523,034
                                                                                  ==============

Summary of the Global Fund's investments as of October 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     Investments in Securities (Market Value)
                                   ---------------------------------------------
                                      Level 1     Level 2 Level 3     Total
                                   -------------- ------- ------- --------------
Affiliated Investment Companies... $2,959,523,034   --      --    $2,959,523,034
                                   --------------   --      --    --------------
TOTAL............................. $2,959,523,034   --      --    $2,959,523,034
                                   ==============   ==      ==    ==============

                See accompanying Notes to Financial Statements.

                       GLOBAL ALLOCATION 25/75 PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               October 31, 2015

                                                                        Shares      Value+
                                                                      ---------- ------------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in DFA Two-Year Global Fixed Income Portfolio of
  DFA Investment Dimensions Group Inc................................ 21,629,957 $215,434,376
Investment in DFA Short-Term Extended Quality Portfolio of
  DFA Investment Dimensions Group Inc................................ 19,874,122  215,037,996
Investment in U.S. Core Equity 2 Portfolio of
  DFA Investment Dimensions Group Inc................................  5,317,973   91,788,218
Investment in DFA Inflation-Protected Securities Portfolio of
  DFA Investment Dimensions Group Inc................................  6,806,107   78,542,480
Investment in International Core Equity Portfolio of
  DFA Investment Dimensions Group Inc................................  3,742,617   43,751,194
Investment in U.S. Core Equity 1 Portfolio of
  DFA Investment Dimensions Group Inc................................  1,702,583   30,476,239
Investment in DFA World ex U.S. Government Fixed Income Portfolio of
  DFA Investment Dimensions Group Inc................................  2,714,407   28,446,987
Investment in Emerging Markets Core Equity Portfolio of
  DFA Investment Dimensions Group Inc................................    648,034   10,893,457
Investment in DFA Real Estate Securities Portfolio of
  DFA Investment Dimensions Group Inc................................    119,118    3,935,666
                                                                                 ------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
     (Cost $661,458,369).............................................             718,306,613
                                                                                 ------------
   TOTAL INVESTMENTS -- (100.0%)
     (Cost $661,458,369).............................................            $718,306,613
                                                                                 ============

Summary of the Global Fund's investments as of October 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investments in Securities (Market Value)
                                    -----------------------------------------
                                      Level 1    Level 2 Level 3    Total
                                    ------------ ------- ------- ------------
   Affiliated Investment Companies. $718,306,613   --      --    $718,306,613
                                    ------------   --      --    ------------
   TOTAL........................... $718,306,613   --      --    $718,306,613
                                    ============   ==      ==    ============

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2015
          (Amounts in thousands, except share and per share amounts)

                                                                                            Global          Global
                                                                         Global Equity    Allocation      Allocation
                                                                           Portfolio    60/40 Portfolio 25/75 Portfolio
                                                                        --------------  --------------- ---------------
ASSETS:
Investments in Affiliated Investment Companies at Value................ $    4,380,120   $  2,959,523    $    718,307
Temporary Cash Investments at Value & Cost.............................            260             --              --
Receivables:
  Affiliated Investment Companies Sold.................................             --          4,017              --
  Dividends............................................................              1             --              --
  Fund Shares Sold.....................................................          3,636          1,527             664
Prepaid Expenses and Other Assets......................................            116             71              26
                                                                        --------------   ------------    ------------
     Total Assets......................................................      4,384,133      2,965,138         718,997
                                                                        --------------   ------------    ------------
LIABILITIES:
Payables:
  Fund Shares Redeemed.................................................          1,779          1,728           6,349
  Due to Advisor.......................................................             59             67              21
  Line of Credit.......................................................             --          3,531              99
Accrued Expenses and Other Liabilities.................................            217            127              28
                                                                        --------------   ------------    ------------
     Total Liabilities.................................................          2,055          5,453           6,497
                                                                        --------------   ------------    ------------
NET ASSETS............................................................. $    4,382,078   $  2,959,685    $    712,500
                                                                        ==============   ============    ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
 SHARE:
Class R2 Shares -- based on net assets of $50,269; $5,455 and $428 and
 shares outstanding of 2,744,280; 347,473 and 33,612, respectively..... $        18.32   $      15.70    $      12.74
                                                                        ==============   ============    ============
NUMBER OF SHARES AUTHORIZED............................................    500,000,000    300,000,000     300,000,000
                                                                        ==============   ============    ============
Institutional Class Shares -- based on net assets of $4,331,809;
 $2,954,230 and $712,072 and shares outstanding of 238,367,367;
 189,775,730 and 55,999,591, respectively.............................. $        18.17   $      15.57    $      12.72
                                                                        ==============   ============    ============
NUMBER OF SHARES AUTHORIZED............................................  1,200,000,000    800,000,000     600,000,000
                                                                        ==============   ============    ============
Investments in Affiliated Investment Companies at Cost................. $    3,306,871   $  2,590,461    $    661,458
                                                                        ==============   ============    ============
NET ASSETS CONSIST OF:
Paid-In Capital........................................................ $    3,493,290   $  2,614,617    $    662,100
Undistributed Net Investment Income (Distributions in Excess of Net
 Investment Income)....................................................          1,358          2,217             (11)
Accumulated Net Realized Gain (Loss)...................................       (185,819)       (26,211)         (6,438)
Net Unrealized Appreciation (Depreciation).............................      1,073,249        369,062          56,849
                                                                        --------------   ------------    ------------
NET ASSETS............................................................. $    4,382,078   $  2,959,685    $    712,500
                                                                        ==============   ============    ============

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2015
                            (Amounts in thousands)

                                                                                          Global          Global
                                                                        Global Equity   Allocation      Allocation
                                                                         Portfolio*   60/40 Portfolio 25/75 Portfolio
                                                                        ------------- --------------- ---------------
Investment Income
  Net Investment Income Received from Affiliated Investment Companies
    Income Distributions...............................................   $ 80,999       $ 56,235         $11,523
                                                                          --------       --------         -------
     Total Investment Income Received from Affiliated Investment
      Companies........................................................     80,999         56,235          11,523
                                                                          --------       --------         -------
Fund Investment Income
  Dividends............................................................          3              2               1
Fund Expenses
  Investment Advisory Services Fees....................................      3,614          2,056             399
  Administrative Services Fees.........................................      8,975          5,078           1,013
  Accounting & Transfer Agent Fees.....................................         26             19               8
  Custodian Fees.......................................................          1              1               1
  Shareholder Servicing Fees -- Class R2 Shares........................         83             12               1
  Filing Fees..........................................................        209            134              41
  Shareholders' Reports................................................        204            120              29
  Directors'/Trustees' Fees & Expenses.................................         19             13               3
  Professional Fees....................................................         13              9               4
  Other................................................................        239            164              46
                                                                          --------       --------         -------
     Total Expenses....................................................     13,383          7,606           1,545
                                                                          --------       --------         -------
  Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees
   Recovered by Advisor (Note C).......................................    (12,093)        (6,461)         (1,181)
                                                                          --------       --------         -------
  Net Expenses.........................................................      1,290          1,145             364
                                                                          --------       --------         -------
  Net Investment Income (Loss).........................................     79,712         55,092          11,160
                                                                          --------       --------         -------
Realized and Unrealized Gain (Loss)
  Capital Gain Distributions Received from Affiliated Investment
   Companies...........................................................     15,304          7,822           1,385
  Net Realized Gain (Loss) on:
    Affiliated Investment Companies Shares Sold........................     (3,795)        (7,296)         (1,571)
  Change in Unrealized Appreciation (Depreciation) of:
    Affiliated Investment Companies Shares.............................    (94,974)       (60,385)         (5,723)
                                                                          --------       --------         -------
  Net Realized and Unrealized Gain (Loss)..............................    (83,465)       (59,859)         (5,909)
                                                                          --------       --------         -------
Net Increase (Decrease) in Net Assets Resulting from Operations........   $ (3,753)      $ (4,767)        $ 5,251
                                                                          ========       ========         =======

----------
* Investment Income and a portion of Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                                          Global Allocation     Global Allocation
                                               Global Equity Portfolio     60/40 Portfolio       25/75 Portfolio
                                               ----------------------  ----------------------  -------------------
                                                  Year        Year        Year        Year        Year      Year
                                                 Ended       Ended       Ended       Ended       Ended     Ended
                                                Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,  Oct. 31,
                                                  2015        2014        2015        2014        2015      2014
                                               ----------  ----------  ----------  ----------  ---------  --------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)................ $   79,712  $   65,170  $   55,092  $   36,785  $  11,160  $  8,374
  Capital Gain Distributions Received from
   Affiliated Investment Companies............     15,304      16,780       7,822       8,355      1,385     1,259
  Net Realized Gain (Loss) on:
    Investment Securities Sold/Affiliated
     Investment Companies Shares
     Sold.....................................     (3,795)        163      (7,296)       (664)    (1,571)      223
  Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities/Affiliated
     Investment Companies Shares..............    (94,974)    205,232     (60,385)     73,888     (5,723)    9,670
                                               ----------  ----------  ----------  ----------  ---------  --------
     Net Increase (Decrease) in Net
      Assets Resulting from
      Operations..............................     (3,753)    287,345      (4,767)    118,364      5,251    19,526
                                               ----------  ----------  ----------  ----------  ---------  --------
Distributions From:
  Net Investment Income:
    Class R2 Shares...........................       (514)       (134)        (73)       (199)        (7)      (22)
    Institutional Class Shares................    (78,276)    (65,182)    (54,118)    (37,372)   (13,381)   (8,678)
  Net Short-Term Gains:
    Institutional Class Shares................         --          --          --          --       (306)       --
  Net Long-Term Gains:
    Class R2 Shares...........................         --          --          --          --         (1)       (5)
    Institutional Class Shares................         --          --          --          --     (1,076)   (1,337)
                                               ----------  ----------  ----------  ----------  ---------  --------
     Total Distributions......................    (78,790)    (65,316)    (54,191)    (37,571)   (14,771)  (10,042)
                                               ----------  ----------  ----------  ----------  ---------  --------
Capital Share Transactions:
  Shares Issued...............................  1,327,991   1,098,107     984,888   1,108,243    247,016   193,473
  Shares Issued in Lieu of Cash
   Distributions..............................     77,839      64,467      52,988      36,470     14,742    10,025
  Shares Redeemed.............................   (773,605)   (576,635)   (639,007)   (467,643)  (213,296)  (98,751)
                                               ----------  ----------  ----------  ----------  ---------  --------
     Net Increase (Decrease) from Capital
      Share Transactions......................    632,225     585,939     398,869     677,070     48,462   104,747
                                               ----------  ----------  ----------  ----------  ---------  --------
     Total Increase (Decrease) in Net
      Assets..................................    549,682     807,968     339,911     757,863     38,942   114,231
Net Assets
  Beginning of Year...........................  3,832,396   3,024,428   2,619,774   1,861,911    673,558   559,327
                                               ----------  ----------  ----------  ----------  ---------  --------
  End of Year................................. $4,382,078  $3,832,396  $2,959,685  $2,619,774  $ 712,500  $673,558
                                               ==========  ==========  ==========  ==========  =========  ========
Undistributed Net Investment Income
 (Distributions in Excess of Net
 Investment Income)........................... $    1,358  $      436  $    2,144  $    1,262  $     (11) $    297

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                Class R2 Shares

                                                                          Global Equity Portfolio-Class R2 Shares
                                                                       --------------------------------------------
                                                                         Year      Year     Year     Year     Year
                                                                        Ended     Ended    Ended    Ended    Ended
                                                                       Oct. 31,  Oct. 31, Oct. 31, Oct. 31, Oct. 31,
                                                                         2015      2014     2013     2012     2011
---------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year.................................... $ 18.66   $ 17.44   $13.78   $12.67   $12.71
                                                                       -------   -------   ------   ------   ------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A).....................................    0.31      0.28     0.27     0.24     0.22
 Net Gains (Losses) on Securities (Realized and Unrealized)...........   (0.34)     1.24     3.67     1.10    (0.04)
                                                                       -------   -------   ------   ------   ------
   Total from Investment Operations...................................   (0.03)     1.52     3.94     1.34     0.18
---------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income................................................   (0.31)    (0.30)   (0.28)   (0.23)   (0.22)
 Net Realized Gains...................................................      --        --       --       --       --
                                                                       -------   -------   ------   ------   ------
   Total Distributions................................................   (0.31)    (0.30)   (0.28)   (0.23)   (0.22)
---------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year.......................................... $ 18.32   $ 18.66   $17.44   $13.78   $12.67
=====================================================================  ========  ======== ======== ======== ========
Total Return..........................................................   (0.16)%    8.73%   28.87%   10.78%    1.34%
---------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)................................... $50,269   $10,109   $5,517   $4,055   $4,294
Ratio of Expenses to Average Net Assets (B)...........................    0.57%     0.56%    0.57%    0.60%    0.60%
Ratio of Expenses to Average Net Assets (Fees (Waived), (Expenses
 Reimbursed), and/or Previously Waived Fees Recovered by Advisor) (B).    0.86%     0.85%    0.87%    0.90%    0.90%
Ratio of Net Investment Income to Average Net Assets..................    1.67%     1.54%    1.76%    1.85%    1.61%
---------------------------------------------------------------------------------------------------------------------

                                                                       Global Allocation 60/40 Portfolio-Class R2 Shares
                                                                       --------------------------------------------
                                                                         Year          Year     Year     Year     Year
                                                                        Ended         Ended    Ended    Ended    Ended
                                                                       Oct. 31,      Oct. 31, Oct. 31, Oct. 31, Oct. 31,
                                                                         2015          2014     2013     2012     2011
------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year....................................  $16.01        $15.32  $ 13.40  $ 12.66   $12.51
                                                                        ------        ------  -------  -------   ------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A).....................................    0.26          0.22     0.24     0.21     0.23
 Net Gains (Losses) on Securities (Realized and Unrealized)...........   (0.31)         0.67     1.93     0.78     0.16
                                                                        ------        ------  -------  -------   ------
   Total from Investment Operations...................................   (0.05)         0.89     2.17     0.99     0.39
------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income................................................   (0.26)        (0.20)   (0.25)   (0.25)   (0.23)
 Net Realized Gains...................................................      --            --       --       --    (0.01)
                                                                        ------        ------  -------  -------   ------
   Total Distributions................................................   (0.26)        (0.20)   (0.25)   (0.25)   (0.24)
------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year..........................................  $15.70        $16.01  $ 15.32  $ 13.40   $12.66
=====================================================================  ========      ======== ======== ======== ========
Total Return..........................................................   (0.27)%        5.85%   16.35%    8.05%    3.13%
------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)...................................  $5,455        $3,259  $14,140  $11,403   $3,353
Ratio of Expenses to Average Net Assets (B)...........................    0.54%         0.54%    0.54%    0.56%    0.58%
Ratio of Expenses to Average Net Assets (Fees (Waived), (Expenses
 Reimbursed), and/or Previously Waived Fees Recovered by Advisor) (B).    0.77%         0.77%    0.77%    0.79%    0.81%
Ratio of Net Investment Income to Average Net Assets..................    1.61%         1.42%    1.71%    1.60%    1.76%
------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                Class R2 Shares

                                                                        Global Allocation 25/75 Portfolio-Class R2 Shares
                                                                        ------------------------------------------------
                                                                          Year      Year      Year      Year      Year
                                                                         Ended     Ended     Ended     Ended     Ended
                                                                        Oct. 31,  Oct. 31,  Oct. 31,  Oct. 31,  Oct. 31,
                                                                          2015      2014      2013      2012      2011
-------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year.....................................  $12.93    $12.75    $12.16    $11.78    $11.65
                                                                         ------    ------    ------    ------    ------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)......................................    0.14      0.14      0.16      0.14      0.16
 Net Gains (Losses) on Securities (Realized and Unrealized)............   (0.08)     0.20      0.58      0.43      0.15
                                                                         ------    ------    ------    ------    ------
   Total from Investment Operations....................................    0.06      0.34      0.74      0.57      0.31
-------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income.................................................   (0.23)    (0.13)    (0.15)    (0.18)    (0.16)
 Net Realized Gains....................................................   (0.02)    (0.03)       --     (0.01)    (0.02)
                                                                         ------    ------    ------    ------    ------
   Total Distributions.................................................   (0.25)    (0.16)    (0.15)    (0.19)    (0.18)
-------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year...........................................  $12.74    $12.93    $12.75    $12.16    $11.78
======================================================================  ========= ========= ========= ========= =========
Total Return...........................................................    0.50%     2.69%     6.15%     4.86%     2.71%
-------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)....................................  $  428    $  183    $2,215    $2,449    $  408
Ratio of Expenses to Average Net Assets (B)............................    0.51%     0.52%     0.53%     0.59%     0.77%
Ratio of Expenses to Average Net Assets (Fees (Waived), (Expenses
 Reimbursed), and/or Previously Waived Fees Recovered by Advisor) (B)..    0.68%     0.69%     0.70%     0.76%     0.94%
Ratio of Net Investment Income to Average Net Assets...................    1.12%     1.09%     1.28%     1.14%     1.35%
-------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                          Institutional Class Shares

                                                                         Global Equity Portfolio-Institutional Class Shares
                                                                     ----------------------------------------------------------
                                                                        Year        Year        Year        Year        Year
                                                                       Ended       Ended       Ended       Ended       Ended
                                                                      Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,
                                                                        2015        2014        2013        2012        2011
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year.................................. $    18.51  $    17.30  $    13.67  $    12.58  $    12.62
                                                                     ----------  ----------  ----------  ----------  ----------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)...................................       0.35        0.34        0.31        0.27        0.25
 Net Gains (Losses) on Securities (Realized and Unrealized).........      (0.34)       1.21        3.63        1.09       (0.04)
                                                                     ----------  ----------  ----------  ----------  ----------
   Total from Investment Operations.................................       0.01        1.55        3.94        1.36        0.21
---------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income..............................................      (0.35)      (0.34)      (0.31)      (0.27)      (0.25)
 Net Realized Gains.................................................         --          --          --          --          --
                                                                     ----------  ----------  ----------  ----------  ----------
   Total Distributions..............................................      (0.35)      (0.34)      (0.31)      (0.27)      (0.25)
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year........................................ $    18.17  $    18.51  $    17.30  $    13.67  $    12.58
===================================================================  ==========  ==========  ==========  ==========  ==========
Total Return........................................................       0.07%       9.03%      29.19%      11.00%       1.62%
---------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)................................. $4,331,809  $3,822,287  $3,018,911  $2,143,950  $1,813,296
Ratio of Expenses to Average Net Assets (B).........................       0.31%       0.31%       0.31%       0.33%       0.33%
Ratio of Expenses to Average Net Assets (Fees (Waived), (Expenses
 Reimbursed), and/or Previously Waived Fees Recovered by
 Advisor) (B).......................................................       0.60%       0.60%       0.61%       0.63%       0.63%
Ratio of Net Investment Income to Average Net Assets................       1.90%       1.87%       2.02%       2.05%       1.90%
---------------------------------------------------------------------------------------------------------------------------------

                                                                     Global Allocation 60/40 Portfolio-Institutional Class Shares
                                                                     ----------------------------------------------------------
                                                                        Year         Year        Year        Year        Year
                                                                       Ended        Ended       Ended       Ended       Ended
                                                                      Oct. 31,     Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,
                                                                        2015         2014        2013        2012        2011
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year.................................. $    15.88   $    15.24  $    13.33  $    12.59  $    12.45
                                                                     ----------   ----------  ----------  ----------  ----------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)...................................       0.31         0.27        0.27        0.28        0.26
 Net Gains (Losses) on Securities (Realized and Unrealized).........      (0.31)        0.65        1.92        0.75        0.16
                                                                     ----------   ----------  ----------  ----------  ----------
   Total from Investment Operations.................................         --         0.92        2.19        1.03        0.42
---------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income..............................................      (0.31)       (0.28)      (0.28)      (0.29)      (0.27)
 Net Realized Gains.................................................         --           --          --          --       (0.01)
                                                                     ----------   ----------  ----------  ----------  ----------
   Total Distributions..............................................      (0.31)       (0.28)      (0.28)      (0.29)      (0.28)
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year........................................ $    15.57   $    15.88  $    15.24  $    13.33  $    12.59
===================================================================  ==========   ==========  ==========  ==========  ==========
Total Return........................................................         --%        6.08%      16.65%       8.37%       3.34%
---------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)................................. $2,954,230   $2,616,515  $1,847,771  $1,363,322  $1,129,945
Ratio of Expenses to Average Net Assets (B).........................       0.29%        0.29%       0.29%       0.30%       0.31%
Ratio of Expenses to Average Net Assets (Fees (Waived), (Expenses
 Reimbursed), and/or Previously Waived Fees Recovered by
 Advisor) (B).......................................................       0.52%        0.52%       0.52%       0.53%       0.54%
Ratio of Net Investment Income to Average Net Assets................       1.93%        1.70%       1.93%       2.18%       2.03%
---------------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                          Institutional Class Shares


                                                                     Global Allocation 25/75 Portfolio-Institutional Class Shares
                                                                     -----------------------------------------------------------
                                                                       Year         Year        Year        Year        Year
                                                                      Ended        Ended       Ended       Ended       Ended
                                                                     Oct. 31,     Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,
                                                                       2015         2014        2013        2012        2011
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year.................................. $  12.89     $  12.69    $  12.11    $  11.73    $  11.60
                                                                      --------     --------    --------    --------    --------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)...................................     0.20         0.17        0.18        0.20        0.21
 Net Gains (Losses) on Securities (Realized and Unrealized).........    (0.10)        0.24        0.59        0.41        0.16
                                                                      --------     --------    --------    --------    --------
   Total from Investment Operations.................................     0.10         0.41        0.77        0.61        0.37
---------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income..............................................    (0.25)       (0.18)      (0.19)      (0.22)      (0.22)
 Net Realized Gains.................................................    (0.02)       (0.03)         --       (0.01)      (0.02)
                                                                      --------     --------    --------    --------    --------
   Total Distributions..............................................    (0.27)       (0.21)      (0.19)      (0.23)      (0.24)
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year........................................ $  12.72     $  12.89    $  12.69    $  12.11    $  11.73
===================================================================  ===========  ==========  ==========  ==========  ==========
Total Return........................................................     0.79%        3.30%       6.38%       5.22%       3.23%
---------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)................................. $712,072     $673,375    $557,112    $417,679    $300,213
Ratio of Expenses to Average Net Assets (B).........................     0.26%        0.27%       0.27%       0.28%       0.28%
Ratio of Expenses to Average Net Assets (Fees (Waived), (Expenses
 Reimbursed), and/or Previously Waived Fees Recovered by
 Advisor) (B).......................................................     0.43%        0.44%       0.44%       0.45%       0.45%
Ratio of Net Investment Income to Average Net Assets................     1.58%        1.36%       1.47%       1.71%       1.83%
---------------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS


A. Organization:

   Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund currently offers fifteen portfolios, three of which, Global Equity Portfolio, Global Allocation 60/40 Portfolio and Global Allocation 25/75 Portfolio (each a "Global Fund" and collectively, the "Global Funds"), are presented in this report. The remaining operational portfolios are presented in separate reports.

   The Global Funds achieve their investment objectives by primarily investing in other portfolios within DFA Investment Dimensions Group Inc. ("IDG") and The DFA Investment Trust Company ("ITC") (collectively, the "Master Funds").

                                               Global Funds (Percentage of Ownership at October 31, 2015)
                                              ------------------------------------------------------------
                                              Global Equity Global Allocation 60/40 Global Allocation 25/75
Master Funds                                    Portfolio          Portfolio               Portfolio
------------                                  ------------- ----------------------- -----------------------
U.S. Core Equity 1 Portfolio (IDG)...........        6%                 2%                     --*
U.S. Core Equity 2 Portfolio (IDG)...........       14%                 6%                      1%
DFA Real Estate Securities Portfolio (IDG)...        1%                 1%                     --*
International Core Equity Portfolio (IDG)....        7%                 3%                     --*
Emerging Markets Core Equity Portfolio
  (IDG)......................................        2%                 1%                     --*
DFA Two-Year Global Fixed Income Portfolio
  (IDG)......................................      N/A                N/A                       4%
DFA Selectively Hedged Global Fixed Income
  Portfolio (IDG)............................      N/A                 45%                    N/A
DFA Five-Year Global Fixed Income Portfolio
  (IDG)......................................      N/A                  1%                    N/A
DFA Inflation-Protected Securities Portfolio
  (IDG)......................................      N/A                  2%                      3%
DFA Short-Term Extended Quality Portfolio
  (IDG)......................................      N/A                  8%                      6%
DFA Intermediate-Term Extended Quality
  Portfolio (IDG)............................      N/A                 14%                    N/A
The Canadian Small Company Series (ITC)......       --*               N/A                     N/A
DFA World ex U.S. Government Fixed Income
  Portfolio (IDG)............................      N/A                 14%                      5%

   N/A -- Global Fund does not have any ownership in Master Fund.

   *Amounts designated as -- are less than 1%.

B. Significant Accounting Policies:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Global Funds utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Global Funds' own assumptions in determining the fair value of investments)

   Master Fund shares held by the Global Funds (except the Global Equity Portfolio's investment in The Canadian Small Company Series) are valued at their respective daily net asset values as reported by their administrator, as these Master Funds are treated as regulated investment companies. The Global Equity Portfolio's investment in The Canadian Small Company Series, which is taxed as a partnership, reflects its proportionate interest in the net assets of the Series. These securities are generally categorized as Level 1 in the hierarchy.

   A summary of the inputs used to value the Global Funds net assets by each major security type is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   For the year ended October 31, 2015, there were no significant transfers between Level 1 and Level 2 and no significant Level 3 investments held by the Global Funds.

   2. Deferred Compensation Plan: Each eligible Director/Trustee of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors/Trustees may defer payment of all or a portion of their total fees earned as a Director/Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

   Each Director/Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director/Trustee shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's/Trustee's deferred compensation until a date specified by such Director/Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director/Trustee ceases to be a member of the Board; and (ii) five years following the effective date of the Director's/Trustee's first deferral election. If a Director/Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's/Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director/Trustee ceases to be a member of the Board (unless the Director/Trustee files an amended Notice selecting a different distribution date). As of October 31, 2015, none of the Directors/Trustees have requested or received a distribution of proceeds of a deferred fee account.

   3. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of affiliated investment company shares are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received from the investment in affiliated investment companies that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Global Funds estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Expenses directly attributable to a Global Fund are directly charged. Common expenses of the Fund or Global Funds are allocated using methods approved by the Board, generally based on average net assets.

   Class R2 Shares and Institutional Class Shares have equal rights to assets and earnings of its Global Fund. Income, gains and losses, and common expenses of each Global Fund are allocated to each class of shares based on its relative net assets. Each class will bear its own class-specific expenses, if any.

C. Investment Advisor:

   The Advisor, Dimensional Fund Advisors LP, provides investment advisory services to the Global Funds and Master Funds. Prior to July 21, 2015, the Advisor received no compensation for the investment advisory services it provided to the Global Funds. On May 8, 2015 and June 10, 2015 at a Special Joint Meeting of Shareholders, shareholders of the Global Funds approved new investment management agreements, which became effective July 21, 2015, that provide a uniform agreement that increases transparency and better describes all of the services that the Advisor provides to each Global Fund. The rate charged under the new investment management agreement for investment management services is equal to the rate charged under each Global Fund's previous investment advisory and administration agreements with the Advisor. Prior to July 21, 2015, the Global Equity Portfolio, Global Allocation 60/40 Portfolio and Global Allocation 25/75 Portfolio paid fees to the Advisor pursuant to an administration agreement for administrative services, including supervision of services provided by others, providing information to shareholders and the Board, and other administrative services, that were accrued daily and paid monthly based on an effective annual rate of 0.30%, 0.25%, and 0.20%, respectively, of average daily net assets. Effective July 21, 2015, the Global Equity Portfolio's, Global Allocation 60/40 Portfolio's and Global Allocation 25/75 Portfolio's investment advisory services/management fees pursuant to the new investment management agreements were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.30%, 0.25%, and 0.20%, respectively, of average daily net assets.

   Pursuant to an Amended and Restated Fee Waiver Agreement (the "Fee Waiver Agreement"), the Advisor has agreed to waive certain fees of the Global Funds, as described below. The Fee Waiver Agreement for the Global Funds will remain in effect through February 28, 2016, and may only be terminated by the Fund's Board of Directors prior to that date. The Fee Waiver Agreement shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor.

   Effective July 21, 2015, pursuant to the Fee Waiver Agreement, in order to limit the total management fees received by the Advisor, the Advisor has agreed to waive the management fee each Global Fund pays to the Advisor to the extent necessary to limit the proportionate share of the total combined management fee paid by a class of each Global Fund and management fees paid by each Global Fund's Master Funds to the Advisor, on an annualized basis (the "Annualized Expense Ratio"), to the expense limitations listed below based on a percentage of average net assets on an annualized basis. The maximum amount waived under this waiver is the full amount of a Global Fund's management fee to the Advisor.

   At any time that the Annualized Expense Ratio of a class of a Global Fund is less than the expense limitations listed below for such class of the Global Fund, the Advisor retains the right to recover any fees previously waived to the extent that such recovery will not cause the Annualized Expense Ratio of such class of shares of the Global Fund to exceed the expense limitation listed below. The Global Funds are not obligated to reimburse the Advisor for fees waived by the Advisor more than 36 months before the date of such reimbursement.

                                                                       Previously
                                                        Recovery      Waived Fees/
                                                      of Previously     Expenses
                                                      Waived Fees/       Assumed
                                         Expense        Expenses    Subject to Future
Institutional Class Shares          Limitation Amount    Assumed        Recovery
--------------------------          ----------------- ------------- -----------------
Global Equity Portfolio............       0.27%            --            $29,731
Global Allocation 60/40 Portfolio..       0.25%            --             15,106
Global Allocation 25/75 Portfolio..       0.22%            --              3,032
Class R2 Shares
Global Equity Portfolio............       0.27%            --                134
Global Allocation 60/40 Portfolio..       0.25%            --                 73
Global Allocation 25/75 Portfolio..       0.22%            --                  8

   Prior to July 21, 2015, in order to limit the total administration and management fees received by the Advisor, the Advisor had agreed to waive the administration fee each Global Fund paid to the Advisor to the extent necessary to limit the proportionate share of the total combined administration fee paid by a class of each Global Fund and management fees paid by each Global Fund's Master Funds to the Advisor to the expense limitations listed above. The maximum amount waived under this waiver was the full amount of a Global Fund's administration fee to the Advisor.

Fees Paid to Officers and Directors/Trustees:

   Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the year ended October 31, 2015, the total related amounts paid by the Fund to the CCO were $30 (in thousands). The total related amounts paid by each of the Global Funds are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

   At October 31, 2015, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

                    Global Equity Portfolio............ $76
                    Global Allocation 60/40 Portfolio..  46
                    Global Allocation 25/75 Portfolio..  12

E. Purchases and Sales of Securities:

   For the year ended October 31, 2015, the Global Funds made the following purchases and sales of Affiliated Investment Companies (amounts in thousands):

                                                          Global Equity Portfolio
                                 -------------------------------------------------------------------------
                                 Balance at Balance at                                    Distributions of
Affiliated Investment Companies  10/31/2014 10/31/2015 Purchases  Sales   Dividend Income  Realized Gains
-------------------------------  ---------- ---------- --------- -------- --------------- ----------------
 U.S. Core Equity 2 Portfolio... $1,818,265 $2,199,529 $433,011  $ 35,822     $32,680         $12,582
 International Core Equity
   Portfolio....................  1,026,352  1,065,657  194,524   119,703      28,569              --
 U.S. Core Equity 1 Portfolio...    606,197    735,772  139,299    15,086      11,404           2,722
 Emerging Markets Core Equity
   Portfolio....................    321,057    281,473   72,906    57,965       6,128              --
 DFA Real Estate Securities
   Portfolio....................     61,618     97,689   40,039     5,803       2,219              --
                                 ---------- ---------- --------  --------     -------         -------
 Total.......................... $3,833,489 $4,380,120 $879,779  $234,379     $81,000         $15,304
                                 ========== ========== ========  ========     =======         =======


                                                        Global Allocation 60/40 Portfolio
                                    -------------------------------------------------------------------------
                                    Balance at Balance at                                    Distributions of
Affiliated Investment Companies     10/31/2014 10/31/2015 Purchases  Sales   Dividend Income  Realized Gains
-------------------------------     ---------- ---------- --------- -------- --------------- ----------------
U.S. Core Equity 2 Portfolio....... $  735,736 $  895,969 $167,721  $  1,997     $13,347          $5,256
DFA Selectively Hedged Global
  Fixed Income Portfolio...........    380,848    441,236   99,628    14,032       6,250              --
International Core Equity
  Portfolio........................    409,850    429,098  106,676    73,675      11,453              --
U.S. Core Equity 1 Portfolio.......    249,695    305,977   63,697    10,695       4,647           1,140
DFA Short-Term Extended Quality
  Portfolio........................    254,589    294,533   55,961    14,974       5,058             158
DFA Intermediate-Term Extended
  Quality Portfolio................    127,076    147,388   31,386     9,361       4,880             562
DFA Five-Year Global Fixed
  Income Portfolio.................    127,078    146,934   25,470     5,976       2,541             234
Emerging Markets Core Equity
  Portfolio........................    129,105    112,645   29,545    24,507       2,452              --
DFA World ex U.S. Government
  Fixed Income Portfolio...........     63,590     74,830   16,160     3,035       4,244             317
DFA Inflation-Protected Securities
  Portfolio........................     63,548     73,904   12,916     1,301         438             155
DFA Real Estate Securities
  Portfolio........................     24,992     37,009   11,491        --         925              --
                                    ---------- ---------- --------  --------     -------          ------
Total.............................. $2,566,107 $2,959,523 $620,651  $159,553     $56,235          $7,822
                                    ========== ========== ========  ========     =======          ======

                                                        Global Allocation 25/75 Portfolio
                                    -------------------------------------------------------------------------
                                    Balance at Balance at                                    Distributions of
Affiliated Investment Companies     10/31/2014 10/31/2015 Purchases  Sales   Dividend Income  Realized Gains
-------------------------------     ---------- ---------- --------- -------- --------------- ----------------
DFA Two-Year Global Fixed
  Income Portfolio................. $  200,814 $  215,434 $ 37,507  $ 21,653     $ 2,151          $  267
DFA Short-Term Extended Quality
  Portfolio........................    200,324    215,038   37,017    21,570       3,749             123
U.S. Core Equity 2 Portfolio.......     80,373     91,788   18,908     7,321       1,389             563
DFA Inflation-Protected Securities
  Portfolio........................     73,719     78,543   15,305     9,163         459             177
International Core Equity
  Portfolio........................     45,359     43,751   12,152    12,300       1,169              --
U.S. Core Equity 1 Portfolio.......     27,893     30,476    9,339     7,212         485             123
DFA World ex U.S. Government
  Fixed Income Portfolio...........     27,004     28,447    5,463     3,231       1,776             132
Emerging Markets Core Equity
  Portfolio........................     13,773     10,894    4,368     5,112         246              --
DFA Real Estate Securities
  Portfolio........................      2,848      3,936    1,329       332          99              --
                                    ---------- ---------- --------  --------     -------          ------
Total.............................. $  672,107 $  718,307 $141,388  $ 87,894     $11,523          $1,385
                                    ========== ========== ========  ========     =======          ======

F. Federal Income Taxes:

   Each Global Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains or losses, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2015, primarily attributable to passive foreign investment companies, short term distributions received from underlying RICs, return of capital, the utilization of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

                                                       Increase       Increase
                                                      (Decrease)     (Decrease)
                                       Increase     Undistributed   Accumulated
                                      (Decrease)    Net Investment  Net Realized
                                    Paid-In Capital     Income     Gains (Losses)
                                    --------------- -------------- --------------
Global Equity Portfolio............        --               --             --
Global Allocation 60/40 Portfolio..      $100           $   53        $  (153)
Global Allocation 25/75 Portfolio..        17            1,920         (1,937)

   The tax character of dividends and distributions declared and paid during the years ended October 31, 2014 and October 31, 2015 were as follows (amounts in thousands):

                                       Net Investment
                                         Income and
                                         Short-Term     Long-Term
                                       Capital Gains  Capital Gains  Total
                                       -------------- ------------- -------
    Global Equity Portfolio
    2014..............................    $65,316            --     $65,316
    2015..............................     78,790            --      78,790
    Global Allocation 60/40 Portfolio
    2014..............................     37,571            --      37,571
    2015..............................     54,191            --      54,191
    Global Allocation 25/75 Portfolio
    2014..............................      8,701        $1,342      10,043
    2015..............................     12,062         2,710      14,772

   At October 31, 2015, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the utilization of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

                                         Net Investment
                                           Income and
                                           Short-Term     Long-Term
                                         Capital Gains  Capital Gains Total
                                         -------------- ------------- -----
     Global Allocation 60/40 Portfolio..      $100            --      $100
     Global Allocation 25/75 Portfolio..        --           $17        17

   At October 31, 2015, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                                    Undistributed                                               Total Net
                                    Net Investment                                            Distributable
                                      Income and   Undistributed                 Unrealized     Earnings
                                      Short-Term     Long-Term   Capital Loss   Appreciation  (Accumulated
                                    Capital Gains  Capital Gains Carryforwards (Depreciation)    Losses)
                                    -------------- ------------- ------------- -------------- -------------
Global Equity Portfolio............     $1,435           --        $(59,727)      $947,157      $888,865
Global Allocation 60/40 Portfolio..      2,267           --          (9,873)       352,723       345,117
Global Allocation 25/75 Portfolio..         --          $ 7              --         50,405        50,412

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by the Global Funds after October 31, 2011 will not be subject to expiration and will retain their character as either short-term or long-term capital losses. In addition, such losses must be utilized prior to the losses incurred in the years preceding enactment. As of October 31, 2015, the Global Funds had the following capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates (amounts in thousands):

                                            Expires on October 31,
                                            --------------------
                                             2017      2018   2019  Total
                                            -------   ------- ---- -------
        Global Equity Portfolio............ $48,164   $10,998 $565 $59,727
        Global Allocation 60/40 Portfolio..   8,890       983   --   9,873
        Global Allocation 25/75 Portfolio..      --        --   --      --

   During the year ended October 31, 2015, the Global Funds utilized the following capital loss carryforwards to offset realized capital gains for federal income tax purposes (amounts in thousands):

                  Global Equity Portfolio............ $15,715
                  Global Allocation 60/40 Portfolio..   3,251

   At October 31, 2015, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                          Net Unrealized
                                    Federal Tax  Unrealized   Unrealized   Appreciation
                                       Cost     Appreciation Depreciation (Depreciation)
                                    ----------- ------------ ------------ --------------
Global Equity Portfolio............ $3,433,223    $947,370     $   (214)     $947,156
Global Allocation 60/40 Portfolio..  2,606,800     384,571      (31,848)      352,723
Global Allocation 25/75 Portfolio..    667,901      53,175       (2,770)       50,405

   The difference between book basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales.

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed each Global Fund's tax positions and has concluded that no additional provision for income tax is required in any Global Fund's financial statements. No Global Fund is aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Global Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Capital Share Transactions:

   The capital share transactions by class were as follows (amounts in thousands):

                                              Year                 Year
                                             Ended                Ended
                                            Oct. 31,             Oct. 31,
                                              2015                 2014
                                      -------------------  -------------------
                                        Amount     Shares    Amount     Shares
                                      ----------  -------  ----------  -------
Global Equity Portfolio
Class R2 Shares
  Shares Issued...................... $   47,806    2,494  $    7,745      428
  Shares Issued in Lieu of Cash
   Distributions.....................        514       28         134        7
  Shares Redeemed....................     (5,932)    (320)     (3,974)    (209)
                                      ----------  -------  ----------  -------
Net Increase (Decrease) -- Class R2
  Shares............................. $   42,388    2,202  $    3,905      226
                                      ==========  =======  ==========  =======
Institutional Class Shares
  Shares Issued...................... $1,280,185   69,123  $1,090,362   59,996
  Shares Issued in Lieu of Cash
   Distributions.....................     77,325    4,252      64,333    3,519
  Shares Redeemed....................   (767,673) (41,550)   (572,661) (31,443)
                                      ----------  -------  ----------  -------
Net Increase (Decrease) --
  Institutional Class Shares......... $  589,837   31,825  $  582,034   32,072
                                      ==========  =======  ==========  =======

Global Allocation 60/40 Portfolio
Class R2 Shares
  Shares Issued...................... $    3,036      189  $    2,681      172
  Shares Issued in Lieu of Cash
   Distributions.....................         73        5         199       13
  Shares Redeemed....................       (804)     (51)    (14,709)    (904)
                                      ----------  -------  ----------  -------
Net Increase (Decrease) -- Class R2
  Shares............................. $    2,305      143  $  (11,829)    (719)
                                      ==========  =======  ==========  =======
Institutional Class Shares
  Shares Issued...................... $  981,852   62,082  $1,105,562   70,150
  Shares Issued in Lieu of Cash
   Distributions.....................     52,915    3,412      36,271    2,321
  Shares Redeemed....................   (638,203) (40,468)   (452,934) (28,951)
                                      ----------  -------  ----------  -------
Net Increase (Decrease) --
  Institutional Class Shares......... $  396,564   25,026  $  688,899   43,520
                                      ==========  =======  ==========  =======

Global Allocation 25/75 Portfolio
Class R2 Shares
  Shares Issued...................... $      418       33  $      106        8
  Shares Issued in Lieu of Cash
   Distributions.....................          8        1          27        2
  Shares Redeemed....................       (176)     (14)     (2,220)    (170)
                                      ----------  -------  ----------  -------
Net Increase (Decrease) -- Class R2
  Shares............................. $      250       20  $   (2,087)    (160)
                                      ==========  =======  ==========  =======
Institutional Class Shares
  Shares Issued...................... $  246,598   19,284  $  193,367   15,099
  Shares Issued in Lieu of Cash
   Distributions.....................     14,734    1,162       9,998      786
  Shares Redeemed....................   (213,120) (16,688)    (96,531)  (7,544)
                                      ----------  -------  ----------  -------
Net Increase (Decrease) --
  Institutional Class Shares......... $   48,212    3,758  $  106,834    8,341
                                      ==========  =======  ==========  =======

H. Line of Credit and Interfund Lending Program:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 1, 2015 with its domestic custodian bank. A line of credit with similar terms was in effect through March 31, 2015. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed

$500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 30, 2016.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit with its international custodian bank effective January 9, 2015. A line of credit with similar terms was in effect through January 8, 2015. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 8, 2016.

   For the year ended October 31, 2015, borrowings by the Global Funds under the lines of credit were as follows (amounts in thousands, except percentages and days):

                                      Weighted      Weighted    Number of   Interest Maximum Amount
                                       Average    Average Loan     Days     Expense  Borrowed During
                                    Interest Rate   Balance    Outstanding* Incurred   the Period
                                    ------------- ------------ ------------ -------- ---------------
Global Equity Portfolio............     0.88%        $3,888         26         $2        $26,533
Global Allocation 60/40 Portfolio..     0.87%         1,999         53          3         15,780
Global Allocation 25/75 Portfolio..     0.88%         1,306         90          3         13,775

* Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2015, that each Global Fund's available line of credit was utilized.

   At October 31, 2015, Global Allocation 60/40 Portfolio and Global Allocation 25/75 Portfolio had loans outstanding in the amount of $3,531 and $99 (in thousands), respectively.

   Pursuant to an exemptive order issued by the SEC (the "Order"), the Global Funds may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice. The Global Funds did not utilize the interfund lending program during the year ended October 31, 2015.

I. Shareholder Servicing Fees:

   The Class R2 Shares pay a shareholder servicing fee in an amount up to 0.25% of their annual average net assets to compensate service agents that provide shareholder servicing, record keeping, account maintenance and other services to investors in the Global Funds' Class R2 Shares.

J. Indemnitees; Contractual Obligations:

   Under the Fund's organizational documents, its officers and directors/trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

K. Other:

   At October 31, 2015, the following number of shareholders held the following approximate percentages of the Global Funds' outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

                                                                        Approximate
                                                                       Percentage of
                                                           Number of    Outstanding
                                                          Shareholders    Shares
                                                          ------------ -------------
Global Equity Portfolio-Class R2 Shares..................      3             96%
Global Equity Portfolio-Institutional Class Shares.......      3             77%
Global Allocation 60/40 Portfolio-Class R2 Shares........      3             97%
Global Allocation 60/40 Portfolio-Institutional Class
  Shares.................................................      4             81%
Global Allocation 25/75 Portfolio-Class R2 Shares........      3            100%
Global Allocation 25/75 Portfolio-Institutional Class
  Shares.................................................      4             90%

L. Subsequent Event Evaluations:

   Management has evaluated the impact of all subsequent events on the Global Funds and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of Dimensional Investment Group Inc. and Shareholders of the Portfolios, as defined:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Global Equity Portfolio, Global Allocation 60/40 Portfolio and Global Allocation 25/75 Portfolio (constituting portfolios within Dimensional Investment Group Inc., hereafter referred to as the "Portfolios") at October 31, 2015, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolios' management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2015 by correspondence with the transfer agent of the investee funds, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 18, 2015

                      RESULTS OF THE SHAREHOLDER MEETING
                                  (Unaudited)

On May 8, 2015 and June 10, 2015, Dimensional Investment Group Inc. ("DIG") held a Special Joint Meeting of Shareholders for the purpose of voting on several proposals affecting DIG and the Portfolios, including, among other items, the election of Directors, the approval of an updated investment management agreement, and the amendment of certain fundamental investment limitations. The shareholders of the Portfolios approved each of the applicable proposals for DIG and the Portfolios presented at the Meeting. Listed below are the voting results from the Meeting. Please note that not all Proposals presented at the Meeting were voted on by each Portfolio. Additionally, the Proposal numbers reflected below correlate to the Proposal numbers presented for vote at the Meeting.

DIG

Proposal 1: Election of Directors/Trustees*

                                          % Voted % FOR             % Voted  % WITHHOLD
                                  FOR       FOR   of O/S  WITHHOLD  WITHHOLD   of O/S
                              ----------- ------- ------ ---------- -------- ----------
(a) David G. Booth........... 939,783,101 98.41%  59.42% 15,145,259  1.59%     0.96%
(b) George M. Constantinides. 939,783,293 98.41%  59.42% 15,145,070  1.59%     0.96%
(c) John P. Gould............ 939,232,722 98.36%  59.38% 15,695,640  1.64%     0.99%
(d) Roger G. Ibbotson........ 939,903,967 98.43%  59.43% 15,024,396  1.57%     0.95%
(e) Edward P. Lazear......... 939,691,278 98.40%  59.41% 15,237,082  1.60%     0.96%
(f) Eduardo A. Repetto....... 939,908,854 98.43%  59.43% 15,019,506  1.57%     0.95%
(g) Myron S. Scholes......... 939,391,166 98.37%  59.39% 15,537,193  1.63%     0.98%
(h) Abbie J. Smith........... 938,479,338 98.28%  59.34% 16,449,025  1.72%     1.04%

*  Results are for all Portfolios within DIG

Global Allocation 25/75 Portfolio

Proposal 1: Election of Directors/Trustees

                                         % Voted % FOR           % Voted  % WITHHOLD
                                 FOR       FOR   of O/S WITHHOLD WITHHOLD   of O/S
                              ---------- ------- ------ -------- -------- ----------
(a) David G. Booth........... 40,670,562 99.01%  73.61% 404,930   0.99%     0.73%
(b) George M. Constantinides. 40,669,057 99.01%  73.61% 406,435   0.99%     0.74%
(c) John P. Gould............ 40,657,527 98.98%  73.59% 417,965   1.02%     0.76%
(d) Roger G. Ibbotson........ 40,663,408 99.00%  73.60% 412,084   1.00%     0.75%
(e) Edward P. Lazear......... 40,671,423 99.02%  73.61% 404,069   0.98%     0.73%
(f) Eduardo A. Repetto....... 40,669,057 99.01%  73.61% 406,435   0.99%     0.74%
(g) Myron S. Scholes......... 40,663,408 99.00%  73.60% 412,084   1.00%     0.75%
(h) Abbie J. Smith........... 40,660,075 98.99%  73.59% 415,417   1.01%     0.75%

Proposal 2: Approval of a "Manager of Managers" Structure

            % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN   Broker   % Broker
FOR           FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S    Non-Vote  Non-Vote
---         ------- ------ ------- ------- --------- ------- ------- --------- ---------- --------
29,085,771  70.81%  52.64% 288,546  0.70%    0.52%   481,773  1.17%    0.87%   11,219,402  27.31%

Proposal 4: Approval of an Updated Investment Management Agreement with Dimensional Fund Advisors LP

            % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN   Broker   % Broker
FOR           FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S    Non-Vote  Non-Vote
---         ------- ------ ------- ------- --------- ------- ------- --------- ---------- --------
29,114,617  70.88%  52.69% 233,511  0.57%    0.42%   507,961  1.24%    0.92%   11,219,402  27.31%

Proposal 5: Approval of an Amendment to the Fundamental Investment Limitation Regarding Investment in Commodities

            % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN   Broker   % Broker
FOR           FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S    Non-Vote  Non-Vote
---         ------- ------ ------- ------- --------- ------- ------- --------- ---------- --------
29,084,076  70.81%  52.64% 247,142  0.60%    0.45%   524,873  1.28%    0.95%   11,219,402  27.31%

Global Allocation 60/40 Portfolio

Proposal 1: Election of Directors/Trustees

                                          % Voted % FOR            % Voted  % WITHHOLD
                                  FOR       FOR   of O/S WITHHOLD  WITHHOLD   of O/S
                              ----------- ------- ------ --------- -------- ----------
(a) David G. Booth........... 114,719,677 99.08%  64.90% 1,063,193  0.92%     0.60%
(b) George M. Constantinides. 114,740,206 99.10%  64.91% 1,042,664  0.90%     0.59%
(c) John P. Gould............ 114,699,334 99.06%  64.89% 1,083,536  0.94%     0.61%
(d) Roger G. Ibbotson........ 114,722,433 99.08%  64.90% 1,060,437  0.92%     0.60%
(e) Edward P. Lazear......... 114,740,032 99.10%  64.91% 1,042,838  0.90%     0.59%
(f) Eduardo A. Repetto....... 114,763,606 99.12%  64.92% 1,019,264  0.88%     0.58%
(g) Myron S. Scholes......... 114,729,967 99.09%  64.91% 1,052,903  0.91%     0.60%
(h) Abbie J. Smith........... 114,762,730 99.12%  64.92% 1,020,140  0.88%     0.58%

Proposal 2: Approval of a "Manager of Managers" Structure

            % Voted % FOR          % Voted % AGAINST           % Voted % ABSTAIN   Broker   % Broker
FOR           FOR   of O/S AGAINST AGAINST  of O/S    ABSTAIN  ABSTAIN  of O/S    Non-Vote  Non-Vote
---         ------- ------ ------- ------- --------- --------- ------- --------- ---------- --------
83,634,765  72.23%  47.31% 815,904  0.70%    0.46%   1,216,784  1.05%    0.69%   30,115,417  26.01%

Proposal 4: Approval of an Updated Investment Management Agreement with Dimensional Fund Advisors LP

            % Voted % FOR          % Voted % AGAINST           % Voted % ABSTAIN   Broker   % Broker
FOR           FOR   of O/S AGAINST AGAINST  of O/S    ABSTAIN  ABSTAIN  of O/S    Non-Vote  Non-Vote
---         ------- ------ ------- ------- --------- --------- ------- --------- ---------- --------
83,902,609  72.47%  47.47% 453,759  0.39%    0.26%   1,311,084  1.13%    0.74%   30,115,417  26.01%

Proposal 5: Approval of an Amendment to the Fundamental Investment Limitation Regarding Investment in Commodities

            % Voted % FOR          % Voted % AGAINST           % Voted % ABSTAIN   Broker   % Broker
FOR           FOR   of O/S AGAINST AGAINST  of O/S    ABSTAIN  ABSTAIN  of O/S    Non-Vote  Non-Vote
---         ------- ------ ------- ------- --------- --------- ------- --------- ---------- --------
83,315,834  71.96%  47.13% 642,237  0.55%    0.36%   1,709,382  1.48%    0.97%   30,115,417  26.01%

Global Equity Portfolio

Proposal 1: Election of Directors/Trustees

                                          % Voted % FOR            % Voted  % WITHHOLD
                                  FOR       FOR   of O/S WITHHOLD  WITHHOLD   of O/S
                              ----------- ------- ------ --------- -------- ----------
(a) David G. Booth........... 110,976,945 98.30%  50.55% 1,915,737  1.70%     0.87%
(b) George M. Constantinides. 110,998,310 98.32%  50.56% 1,894,372  1.68%     0.86%
(c) John P. Gould............ 110,715,781 98.07%  50.43% 2,176,901  1.93%     0.99%
(d) Roger G. Ibbotson........ 111,027,358 98.35%  50.57% 1,865,324  1.65%     0.85%
(e) Edward P. Lazear......... 111,039,025 98.36%  50.58% 1,853,657  1.64%     0.84%
(f) Eduardo A. Repetto....... 111,000,183 98.32%  50.56% 1,892,499  1.68%     0.86%
(g) Myron S. Scholes......... 110,980,135 98.31%  50.55% 1,912,547  1.69%     0.87%
(h) Abbie J. Smith........... 110,932,021 98.26%  50.53% 1,960,661  1.74%     0.89%

Proposal 2: Approval of a "Manager of Managers" Structure

            % Voted % FOR          % Voted % AGAINST           % Voted % ABSTAIN   Broker   % Broker
FOR           FOR   of O/S AGAINST AGAINST  of O/S    ABSTAIN  ABSTAIN  of O/S    Non-Vote  Non-Vote
---         ------- ------ ------- ------- --------- --------- ------- --------- ---------- --------
81,759,467  72.42%  37.24% 835,444  0.74%    0.38%   1,737,575  1.54%    0.79%   28,560,196  25.30%

Proposal 4: Approval of an Updated Investment Management Agreement with Dimensional Fund Advisors LP

            % Voted % FOR          % Voted % AGAINST           % Voted % ABSTAIN   Broker   % Broker
FOR           FOR   of O/S AGAINST AGAINST  of O/S    ABSTAIN  ABSTAIN  of O/S    Non-Vote  Non-Vote
---         ------- ------ ------- ------- --------- --------- ------- --------- ---------- --------
82,160,978  72.78%  37.42% 500,161  0.44%    0.23%   1,671,348  1.48%    0.76%   28,560,196  25.30%

Proposal 5: Approval of an Amendment to the Fundamental Investment Limitation Regarding Investment in Commodities

            % Voted % FOR          % Voted % AGAINST           % Voted % ABSTAIN   Broker   % Broker
FOR           FOR   of O/S AGAINST AGAINST  of O/S    ABSTAIN  ABSTAIN  of O/S    Non-Vote  Non-Vote
---         ------- ------ ------- ------- --------- --------- ------- --------- ---------- --------
81,708,011  72.38%  37.22% 775,865  0.69%    0.35%   1,848,611  1.64%    0.84%   28,560,196  25.30%

                                FUND MANAGEMENT

                                  (Unaudited)

Trustees/Directors

Each Board of Trustees/Directors (each, the "Board" and collectively, the "Boards") of The DFA Investment Trust Company ("DFAITC"), DFA Investment Dimensions Group Inc. ("DFAIDG"), Dimensional Investment Group Inc. ("DIG"), and Dimensional Emerging Markets Value Fund ("DEM") (each, the "Fund" and collectively, the "Funds") is responsible for establishing the Funds' policies and for overseeing the management of the Funds. The Trustees/ Directors of the Funds, including all of the disinterested Trustees/Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between portfolios of the Funds (the "Feeder Portfolios") that invest in certain series of DFAITC or DEM (the "Master Funds").

Each Board has three standing committees, an Audit Committee, a Nominating Committee, and an Investment Strategy Committee (the "Strategy Committee"). The Audit Committee is composed of George M. Constantinides, Roger G. Ibbotson, and Abbie J. Smith. Each member of the Audit Committee is a disinterested Trustee/Director. The Audit Committee oversees the Fund's accounting and financial reporting policies and practices, the Fund's internal controls, the Fund's financial statements and the independent audits thereof and performs other oversight functions as requested by the Board. The Audit Committee recommends the appointment of each Fund's independent registered certified public accounting firm and also acts as a liaison between the Fund's independent registered certified public accounting firm and the full Board. There were two Audit Committee meetings held during the fiscal year ended October 31, 2015.

Each Board's Nominating Committee is composed of George M. Constantinides, John
P. Gould, Roger G. Ibbotson, Myron S. Scholes, Edward P. Lazear and Abbie J. Smith. Each member of the Nominating Committee is a disinterested Trustee/Director. The Nominating Committee for each Board makes recommendations for nominations of disinterested and interested members on the Board to the full Board. The Nominating Committee evaluates a candidate's qualification for Board membership and the independence of such candidate from the Advisor and other principal service providers. The Nominating Committee did not meet during the fiscal year ended October 31, 2015.

Each Board's Strategy Committee consists of both interested and disinterested Trustees/Directors. The Strategy Committee is composed of John P. Gould, Edward
P. Lazear, Myron S. Scholes and Eduardo A. Repetto. The Strategy Committee assists the Board in carrying out its fiduciary duties with respect to the oversight of the Fund and its performance. At the request of the Board or the Advisor, the Strategy Committee may (i) review the design of possible new series of the Fund, (ii) review performance of existing portfolios of the Fund and discuss and recommend possible enhancements to the portfolios' investment strategies, (iii) review proposals by the Advisor to modify or enhance the investment strategies or policies of each portfolio, and (iv) consider issues relating to investment services for each portfolio of the Fund. The Strategy Committee was formed on December 17, 2010, and there were three Strategy Committee meetings held during the fiscal year ended October 31, 2015.

Certain biographical information for each disinterested Trustee/Director and each interested Trustee/Director of the Funds is set forth in the tables below, including a description of each Trustee/Director's experience as a Trustee/ Director of the Funds and as a director or trustee of other funds, as well as other recent professional experience.

The statements of additional information (together, "SAI") of the Funds include additional information about each Trustee/Director. You may obtain copies of the SAI and prospectus of each Fund advised by Dimensional Fund Advisors LP by calling collect (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746. Prospectuses are also available at www.dimensional.com.

                                                                                     Principal
                                                                                   Occupation(s)
                                                                                During Past 5 Years
                                                                                     and Other
      Name, Position                                 Portfolios within the DFA   Directorships of
 with the Fund, Address and   Term of Office/1/ and      Fund Complex/2/         Public Companies
       Year of Birth           Length of Service             Overseen                  Held
----------------------------------------------------------------------------------------------------
                                 Disinterested Trustees/Directors
----------------------------------------------------------------------------------------------------
George M. Constantinides       DFAIDG-Since 1983       122 portfolios in 4      Leo Melamed
Director of DFAIDG and DIG.    DIG-Since 1993          investment companies     Professor of
Trustee of DFAITC and DEM.     DFAITC-Since 1992                                Finance, University
The University of Chicago      DEM-Since 1993                                   of Chicago Booth
Booth School of Business                                                        School of Business.
5807 S. Woodlawn Avenue
Chicago, IL 60637
1947
----------------------------------------------------------------------------------------------------
John P. Gould                  DFAIDG-Since 1986       122 portfolios in 4      Steven G. Rothmeier
Director of DFAIDG and DIG.    DIG-Since 1993          investment companies     Professor and
Trustee of DFAITC and DEM      DFAITC-Since 1992                                Distinguished
The University of Chicago      DEM-Since 1993                                   Service Professor
Booth School of Business                                                        of Economics,
5807 S. Woodlawn Avenue                                                         University of
Chicago, IL 60637                                                               Chicago Booth
1939                                                                            School of Business
                                                                                (since 1965).
                                                                                Member and Chair,
                                                                                Competitive Markets
                                                                                Advisory Council,
                                                                                Chicago Mercantile
                                                                                Exchange (futures
                                                                                trading exchange)
                                                                                (since 2004).
                                                                                Trustee, Harbor
                                                                                Fund (registered
                                                                                investment company)
                                                                                (29 Portfolios)
                                                                                (since 1994).
                                                                                Formerly, Member of
                                                                                the Board of
                                                                                Milwaukee Insurance
                                                                                Company (1997-
                                                                                2010).
----------------------------------------------------------------------------------------------------
Roger G. Ibbotson              DFAIDG-Since 1981       122 portfolios in 4      Professor in
Director of DFAIDG and DIG.    DIG-Since 1993          investment companies     Practice of
Trustee of DFAITC and DEM.     DFAITC-Since 1992                                Finance, Yale
Yale School of Management      DEM-Since 1993                                   School of
P.O. Box 208200                                                                 Management (since
New Haven, CT 06520-8200                                                        1984). Chairman,
1943                                                                            CIO and Partner,
                                                                                Zebra Capital
                                                                                Management, LLC
                                                                                (hedge fund and
                                                                                asset manager)
                                                                                (since 2001).
                                                                                Consultant to
                                                                                Morningstar Inc.
                                                                                (since 2006).
                                                                                Formerly, Director,
                                                                                BIRR Portfolio
                                                                                Analysis, Inc.
                                                                                (software products)
                                                                                (1990-2010).
----------------------------------------------------------------------------------------------------
Edward P. Lazear               DFAIDG-Since 2010       122 portfolios in 4      Morris Arnold Cox
Director of DFAIDG and DIG.    DIG-Since 2010          investment companies     Senior Fellow,
Trustee of DFAITC and DEM.     DFAITC-Since 2010                                Hoover Institution
Stanford University Graduate   DEM-Since 2010                                   (since 2002). Jack
School of Business                                                              Steele Parker
518 Memorial Way                                                                Professor of Human
Stanford, CA 94305-5015                                                         Resources
1948                                                                            Management and
                                                                                Economics, Graduate
                                                                                School of Business,
                                                                                Stanford University
                                                                                (since 1995).
                                                                                Cornerstone
                                                                                Research (expert
                                                                                testimony and
                                                                                economic and
                                                                                financial analysis)
                                                                                (since 2009).
                                                                                Formerly, Chairman
                                                                                of the President
                                                                                George W. Bush's
                                                                                Council of Economic
                                                                                Advisers
                                                                                (2006-2009).
                                                                                Formerly, Council
                                                                                of Economic
                                                                                Advisors, State of
                                                                                California
                                                                                (2005-2006).
                                                                                Formerly,
                                                                                Commissioner, White
                                                                                House Panel on Tax
                                                                                Reform (2005)
----------------------------------------------------------------------------------------------------
Myron S. Scholes               DFAIDG-Since 1981       122 portfolios in 4      Chief Investment
Director of DFAIDG and DIG.    DIG-Since 1993          investment companies     Strategist, Janus
Trustee of DFAITC and DEM.     DFAITC-Since 1992                                Capital Group Inc.
c/o Dimensional Fund           DEM-Since 1993                                   (since 2014). Frank
Advisors, LP                                                                    E. Buck Professor
6300 Bee Cave Road                                                              of Finance
Building 1                                                                      Emeritus, Graduate
Austin, TX 78746                                                                School of Business,
1941                                                                            Stanford University
                                                                                (since 1981).
                                                                                Chairman, Ruapay
                                                                                Inc. (since 2013).
                                                                                Formerly, Chairman,
                                                                                Platinum Grove
                                                                                Asset Management,
                                                                                L.P. (hedge fund)
                                                                                (formerly, Oak Hill
                                                                                Platinum Partners)
                                                                                (1999-2009).
                                                                                Formerly, Director,
                                                                                American Century
                                                                                Fund Complex
                                                                                (registered
                                                                                investment
                                                                                companies) (43
                                                                                Portfolios)
                                                                                (1980-2014).
----------------------------------------------------------------------------------------------------
Abbie J. Smith                 DFAIDG-Since 2000       122 portfolios in 4      Boris and Irene
Director of DFAIDG and DIG.    DIG-Since 2000          investment companies     Stern Distinguished
Trustee of DFAITC and DEM.     DFAITC-Since 2000                                Service Professor
The University of Chicago      DEM-Since 2000                                   of Accounting,
Booth School of Business                                                        University of
5807 S. Woodlawn                                                                Chicago Booth
Avenue Chicago, IL 60637                                                        School of Business
1953                                                                            (since 1980).
                                                                                Director, HNI
                                                                                Corporation
                                                                                (formerly known as
                                                                                HON Industries
                                                                                Inc.) (office
                                                                                furniture) (since
                                                                                2000). Director,
                                                                                Ryder System Inc.
                                                                                (transportation,
                                                                                logistics and
                                                                                supply-chain
                                                                                management) (since
                                                                                2003). Trustee, UBS
                                                                                Funds (4 investment
                                                                                companies within
                                                                                the fund complex)
                                                                                (33 portfolios)
                                                                                (since 2009).
                                                                                Formerly,
                                                                                Co-Director
                                                                                Investment
                                                                                Research,
                                                                                Fundamental
                                                                                Investment Advisors
                                                                                (hedge fund)
                                                                                (2008-2011).

                                                                                   Principal
                                                                                 Occupation(s)
                                                                              During Past 5 Years
                                                                                   and Other
      Name, Position                                  Portfolios within the    Directorships of
  with the Fund, Address      Term of Office/1/ and   DFA Fund Complex/2/      Public Companies
     and Year of Birth        Length of Service             Overseen                 Held
---------------------------------------------------------------------------------------------------
                                Interested Trustees/Directors*
---------------------------------------------------------------------------------------------------
David G. Booth                DFAIDG-Since 1981       122 portfolios in 4     Chairman,
Chairman, Director/Trustee,   DIG-Since 1992          investment companies    Director/Trustee,
President and Co-Chief        DFAITC-Since 1992                               President, Co-Chief
Executive Officer             DEM-Since 1993                                  Executive Officer
6300 Bee Cave Road,                                                           and formerly, Chief
Building One                                                                  Executive Officer
Austin, TX 78746                                                              (until 1/1/2010) of
1946                                                                          the following
                                                                              companies:
                                                                              Dimensional
                                                                              Holdings Inc.,
                                                                              Dimensional Fund
                                                                              Advisors LP, DFA
                                                                              Securities LLC,
                                                                              DEM, DFAIDG, DIG
                                                                              and DFAITC
                                                                              (collectively, the
                                                                              "DFA Entities").
                                                                              Director of
                                                                              Dimensional Fund
                                                                              Advisors Ltd. and
                                                                              formerly, Chief
                                                                              Investment Officer.
                                                                              Director of DFA
                                                                              Australia Limited
                                                                              and formerly,
                                                                              President and Chief
                                                                              Investment Officer.
                                                                              Director of
                                                                              Dimensional
                                                                              Advisors Ltd.,
                                                                              Dimensional Funds
                                                                              plc and Dimensional
                                                                              Funds II plc.
                                                                              Formerly,
                                                                              President,
                                                                              Dimensional
                                                                              SmartNest (US) LLC
                                                                              (2009-2014).
                                                                              Formerly, Limited
                                                                              Partner, Oak Hill
                                                                              Partners (2001-
                                                                              2010). Limited
                                                                              Partner, VSC
                                                                              Investors, LLC
                                                                              (since 2007).
                                                                              Trustee, University
                                                                              of Chicago.
                                                                              Trustee, University
                                                                              of Kansas Endowment
                                                                              Association.
                                                                              Formerly, Director,
                                                                              SA Funds
                                                                              (registered
                                                                              investment
                                                                              company). Chairman,
                                                                              Director and Co-
                                                                              Chief Executive
                                                                              Officer of
                                                                              Dimensional Fund
                                                                              Advisors Canada
                                                                              ULC. Director and
                                                                              President (since
                                                                              2012) of
                                                                              Dimensional Japan
                                                                              Ltd. Chairman,
                                                                              Director, President
                                                                              and Co-Chief
                                                                              Executive Officer
                                                                              of Dimensional
                                                                              Cayman Commodity
                                                                              Fund I Ltd. (since
                                                                              2010).
---------------------------------------------------------------------------------------------------
Eduardo A. Repetto            DFAIDG-Since 2009       122 portfolios in 4     Co-Chief Executive
Director/Trustee, Co-Chief    DIG-Since 2009          investment companies    Officer (beginning
Executive Officer and Co-     DFAITC-Since 2009                               January 2010),
Chief Investment Officer      DEM-Since 2009                                  Co-Chief Investment
6300 Bee Cave Road,                                                           Officer (since June
Building One                                                                  2014),
Austin, TX 78746                                                              Director/Trustee,
1967                                                                          and formerly, Chief
                                                                              Investment Officer
                                                                              (March 2007-June
                                                                              2014) of the DFA
                                                                              Entities. Director,
                                                                              Co-Chief Executive
                                                                              Officer and Chief
                                                                              Investment Officer
                                                                              (since 2010) of
                                                                              Dimensional Cayman
                                                                              Commodity Fund I
                                                                              Ltd. Director,
                                                                              Co-Chief Executive
                                                                              Officer, President
                                                                              and Co-Chief
                                                                              Investment Officer
                                                                              of Dimensional Fund
                                                                              Advisors Canada ULC
                                                                              and formerly, Chief
                                                                              Investment Officer
                                                                              (until April 2014).
                                                                              Co-Chief Investment
                                                                              Officer, Vice
                                                                              President, and
                                                                              Director of DFA
                                                                              Australia Limited
                                                                              and formerly, Chief
                                                                              Investment Officer
                                                                              (until April 2014).
                                                                              Director of
                                                                              Dimensional Fund
                                                                              Advisors Ltd.,
                                                                              Dimensional Funds
                                                                              plc, Dimensional
                                                                              Funds II plc and
                                                                              Dimensional
                                                                              Advisors Ltd.
                                                                              Formerly, Vice
                                                                              President of the
                                                                              DFA Entities and
                                                                              Dimensional Fund
                                                                              Advisors Canada
                                                                              ULC. Director and
                                                                              Chief Investment
                                                                              Officer (since
                                                                              December 2012) of
                                                                              Dimensional Japan
                                                                              Ltd.

/1/ Each Trustee/Director holds office for an indefinite term until his or her successor is elected and qualified.

/2/ Each Trustee/Director is a director or trustee of each of the four registered investment companies within the DFA Fund Complex, which includes DFAIDG, DIG; DFAITC and DEM. Each disinterested Trustee/Director also serves on the Independent Review Committee of the Dimensional Funds, mutual funds registered in the provinces of Canada and managed by an affiliate of Dimensional Fund Advisors LP (the "Advisor"), Dimensional Fund Advisors Canada ULC.

* Interested Trustees/Directors are described as such because they are deemed to be "interested persons," as that term is defined under the Investment Company Act of 1940, as amended, due to their positions with the Advisor.

Officers

   Below is the name, year of birth, information regarding positions with the Funds and the principal occupation for each officer of the Funds. The address of each officer is 6300 Bee Cave Road, Building One, Austin, TX 78746. Each of the officers listed below holds the same office (except as otherwise noted) in the DFA Entities.

                                             Term of
                                            Office/1/
                                               and
  Name and Year of                          Length of
        Birth               Position         Service           Principal Occupation During Past 5 Years
---------------------------------------------------------------------------------------------------------------
April A. Aandal        Vice President       Since 2008  Vice President of all the DFA Entities.
1963
---------------------------------------------------------------------------------------------------------------
Robyn G. Alcorta       Vice President       Since 2012  Vice President of all the DFA Entities. Formerly, Vice
1974                                                    President, Business Development at Capson
                                                        Physicians Insurance Company (2010-2012); Vice
                                                        President at Charles Schwab (2007-2010).
---------------------------------------------------------------------------------------------------------------
Darryl D. Avery        Vice President       Since 2005  Vice President of all the DFA Entities.
1966
---------------------------------------------------------------------------------------------------------------
Arthur H. Barlow       Vice President       Since 1993  Vice President of all the DFA Entities. Director and
1955                                                    Managing Director of Dimensional Fund Advisors Ltd
                                                        (since September 2013).
---------------------------------------------------------------------------------------------------------------
Peter Bergan           Vice President       Since 2014  Vice President of all the DFA Entities. Formerly,
1974                                                    Senior Infrastructure Manager for Dimensional Fund
                                                        Advisors LP (January 2011-January 2014); Partner
                                                        at Stonehouse Consulting (2010).
---------------------------------------------------------------------------------------------------------------
Lana Bergstein         Vice President       Since 2014  Vice President of all the DFA Entities. Formerly,
1974                                                    Client Service Manager for Dimensional Fund
                                                        Advisors LP (February 2008-January 2014).
---------------------------------------------------------------------------------------------------------------
Stanley W. Black       Vice President       Since 2014  Vice President of all the DFA Entities. Formerly,
1970                                                    Senior Research Associate (January 2012-January
                                                        2014) and Research Associate (2006-2011) for
                                                        Dimensional Fund Advisors LP.
---------------------------------------------------------------------------------------------------------------
Aaron T. Borders       Vice President       Since 2014  Vice President of all the DFA Entities. Formerly,
1973                                                    Regional Director for Dimensional Fund Advisors LP
                                                        (April 2008-January 2014).
---------------------------------------------------------------------------------------------------------------
Scott A. Bosworth      Vice President       Since 2007  Vice President of all the DFA Entities.
1968
---------------------------------------------------------------------------------------------------------------
Valerie A. Brown       Vice President and   Since 2001  Vice President and Assistant Secretary of all the
1967                   Assistant Secretary              DFA Entities, DFA Australia Limited, Dimensional
                                                        Fund Advisors Ltd., Dimensional Cayman
                                                        Commodity Fund I Ltd., Dimensional Fund Advisors
                                                        Pte. and Dimensional Hong Kong Limited. Director,
                                                        Vice President and Assistant Secretary of
                                                        Dimensional Fund Advisors Canada ULC.
---------------------------------------------------------------------------------------------------------------
David P. Butler        Vice President       Since 2007  Vice President of all the DFA Entities. Head of
1964                                                    Global Financial Services for Dimensional Fund
                                                        Advisors LP (since 2008).
---------------------------------------------------------------------------------------------------------------
Douglas M. Byrkit      Vice President       Since 2012  Vice President of all the DFA Entities. Formerly,
1970                                                    Regional Director for Dimensional Fund Advisors LP
                                                        (December 2010-January 2012); Regional Director
                                                        at Russell Investments (April 2006-December 2010).
---------------------------------------------------------------------------------------------------------------
Hunt M. Cairns         Vice President       Since 2014  Vice President of all the DFA Entities. Formerly,
1973                                                    Regional Director (January 2010-January 2014) and
                                                        Senior Associate (July 2008-December 2009) for
                                                        Dimensional Fund Advisors LP.
---------------------------------------------------------------------------------------------------------------
Dennis M. Chamberlain  Vice President       Since 2015  Vice President of all the DFA Entities. Formerly,
1972                                                    Regional Director (January 2012-January 2015) for
                                                        Dimensional Fund Advisors LP; Principal for
                                                        Chamberlain Financial Group (October 2010-
                                                        December 2011); Wealth Management Consultant
                                                        for Saybrus Partners (May 2008-October 2010).

                                             Term of
                                            Office/1/
                                               and
   Name and Year of                         Length of
        Birth                Position        Service          Principal Occupation During Past 5 Years
--------------------------------------------------------------------------------------------------------------
Ryan J. Chaplinski      Vice President      Since 2015  Vice President of all the DFA Entities. Formerly,
1971                                                    Regional Director (June 2011-January 2015) for
                                                        Dimensional Fund Advisors LP; Sales Executive for
                                                        Vanguard (2004-June 2011).
--------------------------------------------------------------------------------------------------------------
James G. Charles        Vice President      Since 2011  Vice President of all the DFA Entities. Formerly,
1956                                                    Regional Director for Dimensional Fund Advisors LP
                                                        (2008-2010).
--------------------------------------------------------------------------------------------------------------
Joseph H. Chi           Vice President      Since 2009  Vice President of all the DFA Entities. Co-Head of
1966                                                    Portfolio Management (since March 2012) and
                                                        Senior Portfolio Manager (since January 2012) for
                                                        Dimensional Fund Advisors LP. Formerly, Portfolio
                                                        Manager for Dimensional Fund Advisors LP (October
                                                        2005 to January 2012).
--------------------------------------------------------------------------------------------------------------
Pil Sun Choi            Vice President      Since 2014  Vice President of all the DFA Entities. Formerly,
1972                                                    Counsel for Dimensional Fund Advisors LP (April
                                                        2012-January 2014); Vice President and Counsel for
                                                        AllianceBernstein L.P. (2006-2012).
--------------------------------------------------------------------------------------------------------------
Stephen A. Clark        Vice President      Since 2004  Vice President of all the DFA Entities, DFA Australia
1972                                                    Limited and Dimensional Fund Advisors Canada
                                                        ULC. Head of Global Institutional Services for
                                                        Dimensional Fund Advisors LP (since January
                                                        2014). Formerly, Head of Institutional, North America
                                                        (March 2012 to December 2013) and Head of
                                                        Portfolio Management (January 2006 to March 2012)
                                                        for Dimensional Fund Advisors LP.
--------------------------------------------------------------------------------------------------------------
Matt B. Cobb            Vice President      Since 2013  Vice President of all the DFA Entities. Formerly,
1971                                                    Regional Director for Dimensional Fund Advisors LP
                                                        (September 2011-March 2013); Vice President at
                                                        MullinTBG (2005-2011).
--------------------------------------------------------------------------------------------------------------
Rose C. Cooke           Vice President      Since 2014  Vice President of all the DFA Entities. Formerly,
1971                                                    Regional Director for Dimensional Fund Advisors LP
                                                        (August 2010-March 2014); Vice President, Sales
                                                        and Business Development at AdvisorsIG (PPMG)
                                                        (2009-2010); Vice President at Credit Suisse (2007-
                                                        2009).
--------------------------------------------------------------------------------------------------------------
Ryan Cooper             Vice President      Since 2013  Vice President of all the DFA Entities. Formerly,
1979                                                    Regional Director for Dimensional Fund Advisors LP
                                                        (2003-March 2014).
--------------------------------------------------------------------------------------------------------------
Jeffrey D. Cornell      Vice President      Since 2012  Vice President of all the DFA Entities. Formerly,
1976                                                    Regional Director for Dimensional Fund Advisors LP
                                                        (August 2002-January 2012).
--------------------------------------------------------------------------------------------------------------
Robert P. Cornell       Vice President      Since 2007  Vice President of all the DFA Entities.
1949
--------------------------------------------------------------------------------------------------------------
George H. Crane         Vice President      Since 2010  Vice President of all the DFA Entities. Formerly,
1955                                                    Senior Vice President and Managing Director at
                                                        State Street Bank & Trust Company (2007-2008).
--------------------------------------------------------------------------------------------------------------
Christopher S. Crossan  Vice President and  Since 2004  Vice President and Global Chief Compliance Officer
1965                    Global Chief                    of all the DFA Entities, DFA Australia Limited and
                        Compliance Officer              Dimensional Fund Advisors Ltd. Vice President,
                                                        Chief Compliance Officer and Chief Privacy Officer
                                                        of Dimensional Fund Advisors Canada ULC.
                                                        Formerly, Vice President and Global Chief
                                                        Compliance Officer for Dimensional SmartNest (US)
                                                        LLC (October 2010-2014).
--------------------------------------------------------------------------------------------------------------
John Dashtara           Vice President      Since 2015  Vice President of all the DFA Entities. Formerly,
1980                                                    Regional Director (July 2013-January 2015) for
                                                        Dimensional Fund Advisors LP; Relationship
                                                        Manager for Blackrock, Inc. (July 2011-July
                                                        2013);Vice President for Towers Watson (formerly,
                                                        WellsCanning) (June 2009-July 2011).

                                             Term of
                                            Office/1/
                                               and
  Name and Year of                          Length of
        Birth               Position         Service          Principal Occupation During Past 5 Years
--------------------------------------------------------------------------------------------------------------
James L. Davis         Vice President       Since 1999  Vice President of all the DFA Entities.
1956
--------------------------------------------------------------------------------------------------------------
Robert T. Deere        Vice President       Since 1994  Vice President of all the DFA Entities, DFA Australia
1957                                                    Limited and Dimensional Fund Advisors Canada
                                                        ULC.
--------------------------------------------------------------------------------------------------------------
Johnathon K. DeKinder  Vice President       Since 2014  Vice President of all the DFA Entities. Formerly,
1979                                                    Regional Director (January 2012-January 2014) and
                                                        Senior Associate (August 2010-December 2011) for
                                                        Dimensional Fund Advisors LP; MBA and MPA at
                                                        the University of Texas at Austin (August 2007-May
                                                        2010).
--------------------------------------------------------------------------------------------------------------
Mark J. Dennis         Vice President       Since 2015  Vice President of all DFA Entities. Formerly,
1976                                                    Regional Director (May 2011-January 2015) for
                                                        Dimensional Fund Advisors LP; Vice President,
                                                        Portfolio Specialist (January 2007-May 2011) for
                                                        Morgan Stanley Investment Management.
--------------------------------------------------------------------------------------------------------------
Massimiliano DeSantis  Vice President       Since 2015  Vice President of all DFA Entities. Formerly, Senior
1971                                                    Associate, Research (November 2012-January
                                                        2015) for Dimensional Fund Advisors LP; Senior
                                                        Consultant, NERA Economic Consulting, New York
                                                        (May 2010-November 2012).
--------------------------------------------------------------------------------------------------------------
Peter F. Dillard       Vice President       Since 2010  Vice President of all the DFA Entities. Formerly,
1972                                                    Research Associate (August 2008-March 2010) and
                                                        Research Assistant (April 2006-August 2008) for
                                                        Dimensional Fund Advisors LP.
--------------------------------------------------------------------------------------------------------------
Robert W. Dintzner     Vice President       Since 2001  Vice President of all the DFA Entities.
1970
--------------------------------------------------------------------------------------------------------------
Karen M. Dolan         Vice President       Since 2014  Vice President of all the DFA Entities. Head of
1979                                                    Marketing for Dimensional Fund Advisors LP (since
                                                        February 2013). Formerly, Senior Manager of
                                                        Research and Marketing for Dimensional Fund
                                                        Advisors LP (June 2012-January 2013); Director of
                                                        Mutual Fund Analysis at Morningstar (January 2008-
                                                        May 2012).
--------------------------------------------------------------------------------------------------------------
L. Todd Erskine        Vice President       Since 2015  Vice President of all DFA Entities. Formerly,
1959                                                    Regional Director (May 2008-January 2015) for
                                                        Dimensional Fund Advisors LP.
--------------------------------------------------------------------------------------------------------------
Richard A. Eustice     Vice President and   Since 1998  Vice President and Assistant Secretary of all the
1965                   Assistant Secretary              DFA Entities and DFA Australia Limited. Chief
                                                        Operating Officer for Dimensional Fund Advisors
                                                        Pte. Ltd. (since April 2013). Formerly, Chief
                                                        Operating Officer for Dimensional Fund Advisors Ltd.
                                                        (July 2008-March 2013).
--------------------------------------------------------------------------------------------------------------
Gretchen A. Flicker    Vice President       Since 2004  Vice President of all the DFA Entities.
1971
--------------------------------------------------------------------------------------------------------------
Jed S. Fogdall         Vice President       Since 2008  Vice President of all the DFA Entities. Co-Head of
1974                                                    Portfolio Management (since March 2012) and
                                                        Senior Portfolio Manager (since January 2012) of
                                                        Dimensional Fund Advisors LP. Formerly, Portfolio
                                                        Manager of Dimensional Fund Advisors LP
                                                        (September 2004-January 2012).
--------------------------------------------------------------------------------------------------------------
Edward A. Foley        Vice President       Since 2014  Vice President of all the DFA Entities. Formerly,
1976                                                    Regional Director for Dimensional Fund Advisors LP
                                                        (August 2011-January 2014); Senior Vice President
                                                        of First Trust Advisors L.P. (2007-July 2011).
--------------------------------------------------------------------------------------------------------------
Deborah J.G. Foster    Vice President       Since 2015  Vice President of all the DFA Entities. Formerly,
1959                                                    Senior Associate (May 2011-January 2015) and
                                                        Marketing Officer (April 2002-April 2011) for
                                                        Dimensional Fund Advisors LP.

                                           Term of
                                          Office/1/
                                             and
  Name and Year of                        Length of
       Birth               Position        Service           Principal Occupation During Past 5 Years
-------------------------------------------------------------------------------------------------------------
Jeremy P. Freeman     Vice President      Since 2009  Vice President of all the DFA Entities.
1970
-------------------------------------------------------------------------------------------------------------
Kimberly A. Ginsburg  Vice President      Since 2015  Vice President of all the DFA Entities. Formerly, Vice
1970                                                  President for Dimensional SmartNest (US) LLC
                                                      (January 2012-November 2014); Senior Vice
                                                      President for Morningstar (July 2004-July 2011).
-------------------------------------------------------------------------------------------------------------
Mark R. Gochnour      Vice President      Since 2007  Vice President of all the DFA Entities.
1967
-------------------------------------------------------------------------------------------------------------
Tom M. Goodrum        Vice President      Since 2012  Vice President of all the DFA Entities. Formerly,
1968                                                  Managing Director at BlackRock (2004-January
                                                      2012).
-------------------------------------------------------------------------------------------------------------
Henry F. Gray         Vice President      Since 2000  Vice President of all the DFA Entities.
1967
-------------------------------------------------------------------------------------------------------------
John T. Gray          Vice President      Since 2007  Vice President of all the DFA Entities.
1974
-------------------------------------------------------------------------------------------------------------
Christian Gunther     Vice President      Since 2011  Vice President of all the DFA Entities. Senior Trader
1975                                                  for Dimensional Fund Advisors LP (since 2012).
                                                      Formerly, Senior Trader (2009-2012).
-------------------------------------------------------------------------------------------------------------
Robert W. Hawkins     Vice President      Since 2014  Vice President of all the DFA Entities. Formerly,
1974                                                  Counsel for Dimensional Fund Advisors LP
                                                      (January 2011-January 2014); Vice President and
                                                      Senior Counsel for State Street Global Advisors
                                                      (November 2008-January 2011).
-------------------------------------------------------------------------------------------------------------
Joel H. Hefner        Vice President      Since 2007  Vice President of all the DFA Entities.
1967
-------------------------------------------------------------------------------------------------------------
Kevin B. Hight        Vice President      Since 2005  Vice President of all the DFA Entities.
1967
-------------------------------------------------------------------------------------------------------------
Gregory K. Hinkle     Vice President and  Since 2015  Vice President and Controller of all the DFA Entities.
1958                  Controller                      Formerly, Vice President of T. Rowe Price Group,
                                                      Inc. and Director of Investment Treasury and
                                                      Treasurer of the T. Rowe Price Funds (March
                                                      2008-July 2015).
-------------------------------------------------------------------------------------------------------------
Christine W. Ho       Vice President      Since 2004  Vice President of all the DFA Entities.
1967
-------------------------------------------------------------------------------------------------------------
Michael C. Horvath    Vice President      Since 2011  Vice President of all the DFA Entities. Formerly,
1960                                                  Managing Director, Co-Head Global Consultant
                                                      Relations at BlackRock (2004-2011).
-------------------------------------------------------------------------------------------------------------
Mark A. Hunter        Vice President      Since 2015  Vice President of all the DFA Entities. Formerly,
1971                                                  Senior Compliance Officer (November 2010-January
                                                      2015) for Dimensional Fund Advisors LP; Senior
                                                      Compliance Manager for Janus Capital Group, Inc.
                                                      (March 2004-November 2010).
-------------------------------------------------------------------------------------------------------------
Jeff J. Jeon          Vice President      Since 2004  Vice President of all the DFA Entities and
1973                                                  Dimensional Cayman Commodity Fund I Ltd.
-------------------------------------------------------------------------------------------------------------
Garret D. Jones       Vice President      Since 2014  Vice President of all the DFA Entities. Formerly,
1971                                                  Manager of Sales and Marketing Systems
                                                      (January 2011-January 2014) and Project Manager
                                                      (2007-2010) for Dimensional Fund Advisors LP.
-------------------------------------------------------------------------------------------------------------
Stephen W. Jones      Vice President      Since 2012  Vice President of all the DFA Entities. Formerly,
1968                                                  Facilities Manager for Dimensional Fund Advisors
                                                      LP (October 2008-January 2012).
-------------------------------------------------------------------------------------------------------------
Scott P. Kaup         Vice President      Since 2015  Vice President of all the DFA Entities. Formerly,
1975                                                  Senior Manager, Investment Operations
                                                      (January 2014-January 2015) and Investment
                                                      Operations Manager (May 2008-January 2014) for
                                                      Dimensional Fund Advisors LP.

                                      Term of
                                     Office/1/
                                        and
 Name and Year of                    Length of
       Birth            Position      Service          Principal Occupation During Past 5 Years
-------------------------------------------------------------------------------------------------------
David M. Kavanaugh   Vice President  Since 2014  Vice President of all the DFA Entities. Head of
1978                                             Operations for Financial Advisor Services for
                                                 Dimensional Fund Advisors LP (since July 2014).
                                                 Formerly, Counsel of Dimensional Fund Advisors LP
                                                 (August 2011-January 2014); Associate at Andrews
                                                 Kurth LLP (2006-2011).
-------------------------------------------------------------------------------------------------------
Patrick M. Keating   Vice President  Since 2003  Vice President of DFAIDG, DIG, DFAITC, DEM,
1954                                             Dimensional Holdings Inc., Dimensional Fund
                                                 Advisors LP. Formerly, Vice President of DFA
                                                 Securities LLC, Dimensional Cayman Commodity
                                                 Fund I Ltd. and Dimensional Advisors Ltd (until
                                                 February 2015); Chief Operating Officer of
                                                 Dimensional Holdings Inc., DFA Securities LLC,
                                                 Dimensional Fund Advisors LP, Dimensional
                                                 Cayman Commodity Fund I Ltd., Dimensional
                                                 Advisors Ltd. and Dimensional Fund Advisors Pte.
                                                 Ltd. (until February 2015); Director, Vice President,
                                                 and Chief Privacy Officer of Dimensional Fund
                                                 Advisors Canada ULC (until February 2015); Director
                                                 of DFA Australia Limited, Dimensional Fund
                                                 Advisors Ltd. and Dimensional Advisors Ltd. (until
                                                 February 2015); Director and Vice President of
                                                 Dimensional Hong Kong Limited and Dimensional
                                                 Fund Advisors Pte. Ltd. (until February 2015); and
                                                 Director, Vice President and Chief Operating Officer
                                                 of Dimensional Japan Ltd. (until May 2015).
-------------------------------------------------------------------------------------------------------
Andrew K. Keiper     Vice President  Since 2013  Vice President of all the DFA Entities. Formerly,
1977                                             Regional Director for Dimensional Fund Advisors LP
                                                 (October 2004-January 2013).
-------------------------------------------------------------------------------------------------------
Glenn E. Kemp        Vice President  Since 2012  Vice President of all the DFA Entities. Formerly,
1948                                             Regional Director for Dimensional Fund Advisors LP
                                                 (April 2006-January 2012).
-------------------------------------------------------------------------------------------------------
David M. Kershner    Vice President  Since 2010  Vice President of all the DFA Entities. Portfolio
1971                                             Manager for Dimensional Fund Advisors LP
                                                 (since June 2004).
-------------------------------------------------------------------------------------------------------
Kimberly L. Kiser    Vice President  Since 2014  Vice President of all the DFA Entities. Formerly,
1972                                             Creative Director for Dimensional Fund Advisors LP
                                                 (September 2012-January 2014); Vice President and
                                                 Global Creative Director at Morgan Stanley
                                                 (2007-2012); Visiting Assistant Professor, Graduate
                                                 Communications Design at Pratt Institute
                                                 (2004-2012).
-------------------------------------------------------------------------------------------------------
Timothy R. Kohn      Vice President  Since 2011  Vice President of all the DFA Entities. Head of
1971                                             Defined Contribution Sales for Dimensional Fund
                                                 Advisors LP (since August 2010).
-------------------------------------------------------------------------------------------------------
Joseph F. Kolerich   Vice President  Since 2004  Vice President of all the DFA Entities. Senior
1971                                             Portfolio Manager of Dimensional Fund Advisors LP
                                                 (since January 2012). Formerly, Portfolio Manager
                                                 for Dimensional (April 2001-January 2012).
-------------------------------------------------------------------------------------------------------
Mark D. Krasniewski  Vice President  Since 2013  Vice President of all the DFA Entities. Formerly,
1981                                             Senior Associate, Investment Analytics and Data
                                                 (January 2012-December 2012) and Systems
                                                 Developer (June 2007-December 2011) for
                                                 Dimensional Fund Advisors LP.
-------------------------------------------------------------------------------------------------------
Kahne L. Krause      Vice President  Since 2014  Vice President of all the DFA Entities. Formerly,
1966                                             Regional Director (May 2010-January 2014) for
                                                 Dimensional Fund Advisors LP.
-------------------------------------------------------------------------------------------------------
Stephen W. Kurad     Vice President  Since 2011  Vice President of all the DFA Entities. Formerly,
1968                                             Regional Director for Dimensional Fund Advisors LP
                                                 (2007-2010).

                                           Term of
                                          Office/1/
                                             and
Name and Year of                          Length of
      Birth              Position          Service           Principal Occupation During Past 5 Years
-------------------------------------------------------------------------------------------------------------
Michael F. Lane    Vice President         Since 2004  Vice President of all the DFA Entities. Formerly,
1967                                                  Chief Executive Officer for Dimensional SmartNest
                                                      (US) LLC (July 2012-November 2014).
-------------------------------------------------------------------------------------------------------------
Francis R. Lao     Vice President         Since 2011  Vice President of all the DFA Entities. Formerly, Vice
1969                                                  President - Global Operations at Janus Capital
                                                      Group (2005-2011).
-------------------------------------------------------------------------------------------------------------
David F. LaRusso   Vice President         Since 2013  Vice President of all the DFA Entities. Formerly,
1978                                                  Senior Trader (January 2010-December 2012) and
                                                      Trader (2000-2009) for Dimensional Fund Advisors
                                                      LP.
-------------------------------------------------------------------------------------------------------------
Juliet H. Lee      Vice President         Since 2005  Vice President of all the DFA Entities.
1971
-------------------------------------------------------------------------------------------------------------
Marlena I. Lee     Vice President         Since 2011  Vice President of all the DFA Entities. Formerly,
1980                                                  Research Associate for Dimensional Fund Advisors
                                                      LP (July 2008-2010).
-------------------------------------------------------------------------------------------------------------
Paul A. Lehman     Vice President         Since 2015  Vice President of all the DFA Entities. Formerly,
1971                                                  Regional Director (July 2013-January 2015) for
                                                      Dimensional Fund Advisors LP; Chief Investment
                                                      Officer (April 2005-April 2013) for First Citizens
                                                      Bancorporation.
-------------------------------------------------------------------------------------------------------------
John B. Lessley    Vice President         Since 2013  Vice President of all the DFA Entities. Formerly,
1960                                                  Regional Director for Dimensional Fund Advisors LP
                                                      (January 2008-January 2013).
-------------------------------------------------------------------------------------------------------------
Joy L. Lopez       Vice President         Since 2015  Vice President of all the DFA Entities. Formerly,
1971                                                  Senior Tax Manager (February 2013-January 2015)
                                                      for Dimensional Fund Advisors LP; Vice President
                                                      and Tax Manager, North America (August 2006-April
                                                      2012) for Pacific Investment Management Company.
-------------------------------------------------------------------------------------------------------------
Apollo D. Lupescu  Vice President         Since 2009  Vice President of all the DFA Entities.
1969
-------------------------------------------------------------------------------------------------------------
Timothy P. Luyet   Vice President         Since 2015  Vice President of all the DFA Entities. Formerly,
1972                                                  Senior Manager, Marketing Operations (January
                                                      2014-January 2015), Manager, Client Systems
                                                      (October 2011-January 2014) and RFP Manager
                                                      (April 2010-October 2011) for Dimensional Fund
                                                      Advisors LP.
-------------------------------------------------------------------------------------------------------------
Peter Magnusson    Vice President         Since 2014  Vice President of all the DFA Entities. Formerly,
1969                                                  Regional Director for Dimensional Fund Advisors LP
                                                      (January 2011-January 2014); Vice President at
                                                      Columbia Management (2004-2010).
-------------------------------------------------------------------------------------------------------------
Kenneth M. Manell  Vice President         Since 2010  Vice President of all the DFA Entities and
1972                                                  Dimensional Cayman Commodity Fund I Ltd.
                                                      Formerly, Counsel for Dimensional Fund Advisors
                                                      LP (September 2006-January 2010).
-------------------------------------------------------------------------------------------------------------
Aaron M. Marcus    Vice President         Since 2008  Vice President of all DFA Entities and Head of
1970                                                  Global Human Resources for Dimensional Fund
                                                      Advisors LP.
-------------------------------------------------------------------------------------------------------------
David R. Martin    Vice President, Chief  Since 2007  Vice President, Chief Financial Officer and Treasurer
1956               Financial Officer and              of all the DFA Entities, and Dimensional Cayman
                   Treasurer                          Commodity Fund I Ltd. Director, Vice President,
                                                      Chief Financial Officer and Treasurer of Dimensional
                                                      Fund Advisors Ltd., DFA Australia Limited,
                                                      Dimensional Advisors Pte. Ltd., Dimensional Hong
                                                      Kong Limited and Dimensional Fund Advisors
                                                      Canada ULC. Director of Dimensional Funds plc and
                                                      Dimensional Funds II plc. Statutory Auditor of
                                                      Dimensional Japan Ltd. Formerly, Chief Financial
                                                      Officer, Treasurer and Vice President of Dimensional
                                                      SmartNest (US) LLC (October 2010-November
                                                      2014).

                                                 Term of
                                                 Office/1/
                                                   and
 Name and Year of                                Length of
       Birth              Position               Service                  Principal Occupation During Past 5 Years
--------------------------------------------------------------------------------------------------------------------------
Duane R. Mattson     Vice President      Since 2015                 Vice President of all the DFA Entities. Formerly,
1965                                                                Senior Compliance Officer (May 2012-January 2015)
                                                                    for Dimensional Fund Advisors LP; Chief
                                                                    Compliance Officer (April 2010-April 2012) for Al
                                                                    Frank Asset Management.
--------------------------------------------------------------------------------------------------------------------------
Bryan R. McClune     Vice President      Since 2014                 Vice President of all the DFA Entities. Formerly,
1975                                                                Regional Director of Dimensional Fund Advisors LP
                                                                    (January 2009-January 2014).
--------------------------------------------------------------------------------------------------------------------------
Philip P. McInnis    Vice President      Since 2014                 Vice President of all the DFA Entities. Formerly,
1984                                                                Regional Director (January 2009-January 2014) and
                                                                    Senior Associate (2011) for Dimensional Fund
                                                                    Advisors LP; Investment Consultant (March
                                                                    2010-December 2010) and Investment Analyst
                                                                    (December 2007-March 2010) at Towers Watson.
--------------------------------------------------------------------------------------------------------------------------
Travis A. Meldau     Vice President      Since 2015                 Vice President of all the DFA Entities. Portfolio
1981                                                                Manager (since September 2011) for Dimensional
                                                                    Fund Advisors LP. Formerly, Portfolio Manager for
                                                                    Wells Capital Management (October
                                                                    2004-September 2011).
--------------------------------------------------------------------------------------------------------------------------
Jonathan G. Nelson   Vice President      Since 2013                 Vice President of all the DFA Entities. Formerly,
1971                                                                Manager, Investment Systems (2011-January 2013)
                                                                    and Project Manager (2007-2010) for Dimensional
                                                                    Fund Advisors LP.
--------------------------------------------------------------------------------------------------------------------------
Catherine L. Newell  Vice President and  Vice President since 1997  Vice President and Secretary of all the DFA Entities.
1964                 Secretary           and Secretary since 2000   Director, Vice President and Secretary of DFA
                                                                    Australia Limited and Dimensional Fund Advisors
                                                                    Ltd. (since February 2002, April 1997, and May
                                                                    2002, respectively). Vice President and Secretary of
                                                                    Dimensional Fund Advisors Canada ULC (since
                                                                    June 2003), Dimensional Cayman Commodity Fund I
                                                                    Ltd., Dimensional Japan Ltd (since February 2012),
                                                                    Dimensional Advisors Ltd (since March 2012),
                                                                    Dimensional Fund Advisors Pte. Ltd. (since June
                                                                    2012). Director of Dimensional Funds plc and
                                                                    Dimensional Funds II plc (since 2002 and 2006,
                                                                    respectively). Director of Dimensional Japan Ltd.,
                                                                    Dimensional Advisors Ltd., Dimensional Fund
                                                                    Advisors Pte. Ltd. and Dimensional Hong Kong
                                                                    Limited (since August 2012 and July 2012).
                                                                    Formerly, Vice President and Secretary of
                                                                    Dimensional SmartNest (US) LLC (October
                                                                    2010-November 2014).
--------------------------------------------------------------------------------------------------------------------------
John R. Nicholson    Vice President      Since 2015                 Vice President of all the DFA Entities. Formerly,
1977                                                                Regional Director (June 2011-January 2015) for
                                                                    Dimensional Fund Advisors LP; Sales Executive for
                                                                    Vanguard (July 2008-May 2011).
--------------------------------------------------------------------------------------------------------------------------
Pamela B. Noble      Vice President      Since 2011                 Vice President of all the DFA Entities. Formerly,
1964                                                                Portfolio Manager for Dimensional Fund Advisors LP
                                                                    (2008-2010).
--------------------------------------------------------------------------------------------------------------------------
Selwyn Notelovitz    Vice President and  Since 2013                 Vice President of all the DFA Entities. Deputy Chief
1961                 Deputy Chief                                   Compliance Officer of Dimensional Fund Advisors
                     Compliance Officer                             LP (since December 2012). Formerly, Chief
                                                                    Compliance Officer of Wellington Management
                                                                    Company, LLP (2004-2011).
--------------------------------------------------------------------------------------------------------------------------
Carolyn L. O         Vice President      Since 2010                 Vice President of all the DFA Entities and
1974                                                                Dimensional Cayman Commodity Fund I Ltd. Deputy
                                                                    General Counsel, Funds (since 2011). Formerly,
                                                                    Counsel for Dimensional Fund Advisors LP
                                                                    (2007-2010).

                                                Term of
                                                Office/1/
                                                  and
 Name and Year of                               Length of
      Birth              Position               Service                  Principal Occupation During Past 5 Years
-------------------------------------------------------------------------------------------------------------------------
Gerard K. O'Reilly  Vice President and  Vice President since 2007  Vice President and Co-Chief Investment Officer of all
1976                Co-Chief            and Co-Chief Investment    the DFA Entities and Dimensional Fund Advisors
                    Investment Officer  Officer since 2014         Canada ULC. Director of Dimensional Funds plc and
                                                                   Dimensional Fund II plc.
-------------------------------------------------------------------------------------------------------------------------
Daniel C. Ong       Vice President      Since 2009                 Vice President of all the DFA Entities. Portfolio
1973                                                               Manager for Dimensional Fund Advisors LP (since
                                                                   July 2005).
-------------------------------------------------------------------------------------------------------------------------
Kyle K. Ozaki       Vice President      Since 2010                 Vice President of all the DFA Entities. Formerly,
1978                                                               Senior Compliance Officer (January 2008-January
                                                                   2010) and Compliance Officer (February
                                                                   2006-December 2007) for Dimensional Fund
                                                                   Advisors LP.
-------------------------------------------------------------------------------------------------------------------------
Matthew A. Pawlak   Vice President      Since 2013                 Vice President of all the DFA Entities. Formerly,
1977                                                               Regional Director for Dimensional Fund Advisors LP
                                                                   (2012-January 2013); Senior Consultant (June
                                                                   2011-December 2011) and Senior Investment
                                                                   Analyst and Consultant (July 2008-June 2011) at
                                                                   Hewitt EnnisKnupp.
-------------------------------------------------------------------------------------------------------------------------
Jeffrey L. Pierce   Vice President      Since 2015                 Vice President of all the DFA Entities. Senior
1984                                                               Manager, Advisor Benchmarking (since January
                                                                   2015) for Dimensional Fund Advisors LP. Formerly,
                                                                   Manager, Advisor Benchmarking (April 2012-
                                                                   December 2014) for Dimensional Fund Advisors LP;
                                                                   Senior Manager, Research and Consulting (October
                                                                   2010-April 2012) for Crain Communications Inc.;
                                                                   Senior Manager, Revenue Planning and Strategy
                                                                   (April 2007-October 2010) for T-Mobile.
-------------------------------------------------------------------------------------------------------------------------
Olivian T. Pitis    Vice President      Since 2015                 Vice President of all the DFA Entities. Formerly,
1974                                                               Regional Director (May 2011-January 2015) for
                                                                   Dimensional Fund Advisors LP; Investment
                                                                   Counselor/Regional Director for Halbert Hargrove
                                                                   (2008-May 2011).
-------------------------------------------------------------------------------------------------------------------------
Brian P. Pitre      Vice President      Since 2015                 Vice President of all the DFA Entities. Counsel for
1976                                                               Dimensional Fund Advisors LP (since February
                                                                   2015). Formerly, Chief Financial Officer and General
                                                                   Counsel for Relentless (March 2014-January 2015);
                                                                   Vice President of all the DFA Entities (January
                                                                   2013-March 2014); Counsel for Dimensional Fund
                                                                   Advisors LP (January 2009-March 2014).
-------------------------------------------------------------------------------------------------------------------------
David A. Plecha     Vice President      Since 1993                 Vice President of all the DFA Entities, DFA Australia
1961                                                               Limited, Dimensional Fund Advisors Ltd. and
                                                                   Dimensional Fund Advisors Canada ULC.
-------------------------------------------------------------------------------------------------------------------------
Allen Pu            Vice President      Since 2011                 Vice President of all the DFA Entities. Senior
1970                                                               Portfolio Manager for Dimensional Fund Advisors LP
                                                                   (since January 2015). Formerly, Portfolio Manager
                                                                   for Dimensional Fund Advisors LP (2006-January
                                                                   2015).
-------------------------------------------------------------------------------------------------------------------------
David J. Rapozo     Vice President      Since 2014                 Vice President of all the DFA Entities. Formerly,
1967                                                               Regional Director for Dimensional Fund Advisors LP
                                                                   (January 2011-January 2014); Vice President at
                                                                   BlackRock (2009-2010).
-------------------------------------------------------------------------------------------------------------------------
Mark A. Regier      Vice President      Since 2013                 Vice President of all the DFA Entities. Formerly,
1969                                                               Planning and Analysis Manager for Dimensional
                                                                   Fund Advisors LP (July 2007-January 2014).
-------------------------------------------------------------------------------------------------------------------------
Cory T. Riedberger  Vice President      Since 2015                 Vice President of all the DFA Entities. Formerly,
1979                                                               Regional Director (March 2011-January 2015) for
                                                                   Dimensional Fund Advisors LP; Regional Vice
                                                                   President (2003-March 2011) for Invesco
                                                                   PowerShares.

                                      Term of
                                     Office/1/
                                        and
 Name and Year of                    Length of
       Birth            Position      Service           Principal Occupation During Past 5 Years
--------------------------------------------------------------------------------------------------------
Savina B. Rizova     Vice President  Since 2012  Vice President of all the DFA Entities. Formerly,
1981                                             Research Associate (June 2011-January 2012) for
                                                 Dimensional Fund Advisors LP.
--------------------------------------------------------------------------------------------------------
Michael F. Rocque    Vice President  Since 2015  Vice President of all the DFA Entities. Formerly,
1968                                             Senior Fund Accounting Manager (July 2013-
                                                 January 2015) for Dimensional Fund Advisors LP;
                                                 Senior Financial Consultant and Chief Accounting
                                                 Officer (July 2002-July 2013) for MFS Investment
                                                 Management.
--------------------------------------------------------------------------------------------------------
L. Jacobo Rodriguez  Vice President  Since 2005  Vice President of all the DFA Entities.
1971
--------------------------------------------------------------------------------------------------------
Austin S. Rosenthal  Vice President  Since 2015  Vice President of all the DFA Entities. Formerly, Vice
1978                                             President for Dimensional SmartNest (US) LLC
                                                 (September 2010-November 2014).
--------------------------------------------------------------------------------------------------------
Oliver J. Rowe       Vice President  Since 2014  Vice President of all the DFA Entities. Formerly,
1960                                             Senior Manager, Human Resources for Dimensional
                                                 Fund Advisors LP (January 2012-January 2014);
                                                 Director of Human Resources at Spansion, Inc.
                                                 (March 2009-December 2011).
--------------------------------------------------------------------------------------------------------
Joseph S. Ruzicka    Vice President  Since 2015  Vice President of all the DFA Entities. Formerly,
1987                                             Manager Investment Analytics and Data (January
                                                 2014-January 2015), Senior Associate, Investment
                                                 Analytics and Data (January 2013-January 2014),
                                                 Associate, Investment Analytics and Data (January
                                                 2012-January 2013), and Investment Data Analyst
                                                 (April 2010-January 2012) for Dimensional Fund
                                                 Advisors LP.
--------------------------------------------------------------------------------------------------------
Julie A. Saft        Vice President  Since 2010  Vice President of all the DFA Entities. Formerly,
1959                                             Client Systems Manager for Dimensional Fund
                                                 Advisors LP (July 2008-January 2010); Senior
                                                 Manager at Vanguard (November 1997-July 2008).
--------------------------------------------------------------------------------------------------------
Joel P. Schneider    Vice President  Since 2015  Vice President of all the DFA Entities. Portfolio
1980                                             Manager (since 2013) for Dimensional Fund
                                                 Advisors LP. Formerly, Investment Associate (April
                                                 2011-January 2013) for Dimensional Fund Advisors
                                                 LP; Associate Consultant for ZS Associates (April
                                                 2008-November 2010).
--------------------------------------------------------------------------------------------------------
Ashish Shrestha      Vice President  Since 2015  Vice President of all the DFA Entities. Formerly,
1978                                             Regional Director (September 2009-January 2015)
                                                 and Senior Associate (September 2008-September
                                                 2009) for Dimensional Fund Advisors LP.
--------------------------------------------------------------------------------------------------------
Bruce A. Simmons     Vice President  Since 2009  Vice President of all the DFA Entities. Formerly,
1965                                             Investment Operations Manager for Dimensional
                                                 Fund Advisors LP (May 2007-January 2009).
--------------------------------------------------------------------------------------------------------
Ted R. Simpson       Vice President  Since 2007  Vice President of all the DFA Entities.
1968
--------------------------------------------------------------------------------------------------------
Bhanu P. Singh       Vice President  Since 2014  Vice President of all the DFA Entities. Senior
1981                                             Portfolio Manager for Dimensional Fund Advisors LP
                                                 (since January 2015). Formerly, Portfolio Manager
                                                 (January 2012-January 2015) and Investment
                                                 Associate for Dimensional Fund Advisors LP (August
                                                 2010-December 2011).
--------------------------------------------------------------------------------------------------------
Bryce D. Skaff       Vice President  Since 2007  Vice President of all the DFA Entities.
1975
--------------------------------------------------------------------------------------------------------
Lukas J. Smart       Vice President  Since 2014  Vice President of all the DFA Entities. Portfolio
1977                                             Manager of Dimensional Fund Advisors LP (since
                                                 January 2010).
--------------------------------------------------------------------------------------------------------
Andrew D. Smith      Vice President  Since 2011  Vice President of all the DFA Entities. Formerly,
1968                                             Project Manager for Dimensional Fund Advisors LP
                                                 (2007-2010).

                                       Term of
                                      Office/1/
                                         and
  Name and Year of                    Length of
       Birth             Position      Service          Principal Occupation During Past 5 Years
--------------------------------------------------------------------------------------------------------
Grady M. Smith        Vice President  Since 2004  Vice President of all the DFA Entities and
1956                                              Dimensional Fund Advisors Canada ULC.
--------------------------------------------------------------------------------------------------------
Lawrence R. Spieth    Vice President  Since 2004  Vice President of all the DFA Entities.
1947
--------------------------------------------------------------------------------------------------------
Richard H. Tatlow V   Vice President  Since 2013  Vice President of all the DFA Entities. Formerly,
1971                                              Regional Director for Dimensional Fund Advisors LP
                                                  (April 2010-January 2013).
--------------------------------------------------------------------------------------------------------
Blake T. Tatsuta      Vice President  Since 2013  Vice President of all the DFA Entities. Formerly,
1973                                              Manager, Investment Analytics and Data (2012-
                                                  January 2013) and Research Assistant (2002-2011)
                                                  for Dimensional Fund Advisors LP.
--------------------------------------------------------------------------------------------------------
Erik T. Totten        Vice President  Since 2013  Vice President of all the DFA Entities. Formerly,
1980                                              Regional Director (2010-January 2013) and Senior
                                                  Associate (2007-2009) for Dimensional Fund
                                                  Advisors LP.
--------------------------------------------------------------------------------------------------------
John H. Totten        Vice President  Since 2012  Vice President of all the DFA Entities. Formerly,
1978                                              Regional Director for Dimensional Fund Advisors LP
                                                  (January 2008-January 2012).
--------------------------------------------------------------------------------------------------------
Robert C. Trotter     Vice President  Since 2009  Vice President of all the DFA Entities.
1958
--------------------------------------------------------------------------------------------------------
Dave C. Twardowski    Vice President  Since 2015  Vice President of all the DFA Entities. Formerly,
1982                                              Research Associate (June 2011-January 2015) for
                                                  Dimensional Fund Advisors LP; Research Assistant
                                                  at Dartmouth College (2009-2011).
--------------------------------------------------------------------------------------------------------
Karen E. Umland       Vice President  Since 1997  Vice President of all the DFA Entities, DFA Australia
1966                                              Limited, Dimensional Fund Advisors Ltd., and
                                                  Dimensional Fund Advisors Canada ULC.
--------------------------------------------------------------------------------------------------------
Benjamin C. Walker    Vice President  Since 2014  Vice President of all the DFA Entities. Formerly,
1979                                              Regional Director for Dimensional Fund Advisors LP
                                                  (September 2008-January 2014).
--------------------------------------------------------------------------------------------------------
Brian J. Walsh        Vice President  Since 2009  Vice President of all the DFA Entities. Portfolio
1970                                              Manager for Dimensional Fund Advisors LP (since
                                                  2004).
--------------------------------------------------------------------------------------------------------
Jessica Walton        Vice President  Since 2015  Vice President of all the DFA Entities. Formerly,
1974                                              Regional Director (January 2012-January 2015) for
                                                  Dimensional Fund Advisors LP; Director of Marketing
                                                  and Investor Relations for Treaty Oak Capital
                                                  Management (July 2011-October 2011); Vice
                                                  President for Rockspring Capital (October 2010-July
                                                  2011); Program Director for RevEurope Payments
                                                  (November 2008-October 2010).
--------------------------------------------------------------------------------------------------------
Weston J. Wellington  Vice President  Since 1997  Vice President of all the DFA Entities.
1951
--------------------------------------------------------------------------------------------------------
Ryan J. Wiley         Vice President  Since 2007  Vice President of all the DFA Entities.
1976
--------------------------------------------------------------------------------------------------------
Stacey E. Winning     Vice President  Since 2015  Vice President of all the DFA Entities. Head of
1981                                              Global Recruiting and Development (since
                                                  June 2014) for Dimensional Fund Advisors LP.
                                                  Formerly, Senior Manager, Recruiting (December
                                                  2012-June 2014) for Dimensional Fund Advisors LP;
                                                  Co-Head of Global Recruiting (May 2009-November
                                                  2012) for Two Sigma Investments.
--------------------------------------------------------------------------------------------------------
Paul E. Wise          Vice President  Since 2005  Vice President of all the DFA Entities.
1955
--------------------------------------------------------------------------------------------------------
Joseph L. Young       Vice President  Since 2011  Vice President of all the DFA Entities. Formerly,
1978                                              Regional Director for Dimensional Fund Advisors LP
                                                  (2005-2010).

/1/ Each officer holds office for an indefinite term at the pleasure of the Board of Directors and until his or her successor is elected and qualified.

                  VOTING PROXIES ON FUND PORTFOLIO SECURITIES

   A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available (1) without charge, upon request, by calling collect: (512) 306-7400; (2) from the Advisor's website at http://us.dimensional.com; and (3) on the SEC's website at http://www.sec.gov. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://us.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

                            NOTICE TO SHAREHOLDERS

                                  (Unaudited)

   For shareholders that do not have an October 31, 2015 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2015 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year November 1, 2014 to October 31, 2015, each Portfolio is designating the following items with regard to distributions paid during the fiscal year. All designations are based on financial information available as of the date of this annual report and, accordingly are subject to change. For each item, it is the intention of the Portfolio to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

                                                                                             Qualifying
                                                                                                For
                                         Net                                                 Corporate
                                     Investment    Short-Term     Long-Term                  Dividends   Qualifying  Foreign
                                       Income     Capital Gain  Capital Gain      Total       Received    Dividend     Tax
Dimensional Investment Group Inc.   Distributions Distributions Distributions Distributions Deduction(1) Income(2)  Credit(3)
---------------------------------   ------------- ------------- ------------- ------------- ------------ ---------- ---------
Global Equity Portfolio............      100%          --            --            100%         100%        100%        2%
Global Allocation 60/40 Portfolio..      100%          --            --            100%         100%        100%        1%
Global Allocation 25/75 Portfolio..       91%           2%            7%           100%         100%        100%        1%

                                                         Qualifying
                                                           Short-
                                     Foreign  Qualifying    Term
                                     Source    Interest   Capital
Dimensional Investment Group Inc.   Income(4) Income(5)   Gain(6)
---------------------------------   --------- ---------- ----------
Global Equity Portfolio............    44%       100%       100%
Global Allocation 60/40 Portfolio..    25%       100%       100%
Global Allocation 25/75 Portfolio..    12%       100%       100%

----------
(1)Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

(2)The percentage in this column represents the amount of "Qualifying Dividend Income" as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions). Please note that these percentages are designated only, refer to your 1099 for actual qualified dividend income.

(3)"Foreign Tax Credit" represents dividends which qualify for the foreign tax credit pass through and is reflected as a percentage of investment company taxable income.

(4)"Foreign Source Income" represents the portion of dividends derived from foreign sources, and is reflected as a percentage of investment company taxable income.

(5)The percentage in this column represents the amount of "Qualifying Interest Income" as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage ordinary income distributions (the total of short-term capital gain and net investment income distributions).

(6)The percentage in this column represents the amount of "Qualifying Short-Term Capital Gain" as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

                                                               DFA103115-025A
 [LOGO]                                                              00157609

[LOGO]


ANNUAL REPORT
year ended: October 31, 2015

Dimensional Investment Group Inc.
U.S. Large Cap Value Portfolio II
DFA International Value Portfolio II

[LOGO]

Dimensional Fund Advisors
6300 Bee Cave Road, Building One
Austin, TX 78746

November 2015

Dear Fellow Shareholder,

Dimensional is built around a set of ideas that are bigger than our firm. Our point of view about market efficiency, our commitment to research, and our focus on implementation form the basis of our approach. We are fortunate to have found clients who are drawn to these ideas and the consistency we have shown to these principles over time.

Combining insights gained from research with effective implementation has been central to Dimensional's approach since our founding and will continue to be our focus.

Sincerely,

/s/ David G. Booth

David G. Booth
Chairman and Co-Chief Executive Officer

                       DIMENSIONAL INVESTMENT GROUP INC.

                                 ANNUAL REPORT

                               Table of Contents

                                                                    Page
                                                                    ----
        Letter to Shareholders
        Definitions of Abbreviations and Footnotes.................   1
        Dimensional Investment Group Inc.
           Performance Charts......................................   2
           Management's Discussion and Analysis....................   3
           Disclosure of Fund Expenses.............................   6
           Disclosure of Portfolio Holdings........................   8
           Schedules of Investments
               U.S. Large Cap Value Portfolio II...................   9
               DFA International Value Portfolio II................   9
           Statements of Assets and Liabilities....................  10
           Statements of Operations................................  11
           Statements of Changes in Net Assets.....................  12
           Financial Highlights....................................  13
           Notes to Financial Statements...........................  14
           Report of Independent Registered Public Accounting Firm.  20
           Results of the Shareholder Meeting......................  21
        The DFA Investment Trust Company
           Performance Charts......................................  24
           Management's Discussion and Analysis....................  25
           Disclosure of Fund Expenses.............................  27
           Disclosure of Portfolio Holdings........................  28
           Summary Schedules of Portfolio Holdings
               The U.S. Large Cap Value Series.....................  29
               The DFA International Value Series..................  32
           Statements of Assets and Liabilities....................  36
           Statements of Operations................................  37
           Statements of Changes in Net Assets.....................  38
           Financial Highlights....................................  39
           Notes to Financial Statements...........................  40
           Report of Independent Registered Public Accounting Firm.  47
           Results of the Shareholder Meeting......................  48
        Fund Management............................................  50
        Voting Proxies on Fund Portfolio Securities................  63
        Notice to Shareholders.....................................  64

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                       DIMENSIONAL INVESTMENT GROUP INC.

                       THE DFA INVESTMENT TRUST COMPANY

                  DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments/Summary Schedules of Portfolio Holdings
----------------------------------------------------------------

Investment Abbreviations
ADR     American Depositary Receipt
P.L.C.  Public Limited Company

Investment Footnotes
+       See Note B to Financial Statements.
++      Securities that have generally been fair value factored. See Note B to Financial Statements.
**      Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other Securities" are those securities that are not among the top 50 holdings in unaffiliated issuers of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.
*       Non-Income Producing Securities.
#       Total or Partial Securities on Loan.
@       Security purchased with cash proceeds from Securities on Loan.
(S)     Affiliated Fund.

Financial Highlights
(A)     Computed using average shares outstanding.
(B)     Represents the combined ratios for the respective portfolio and its respective pro-rata share of its
        Master Funds.

All Statements, Schedules and Notes to Financial Statements
--      Amounts designated as -- are either zero or rounded to zero.
SEC     Securities and Exchange Commission

                       DIMENSIONAL INVESTMENT GROUP INC.

                              PERFORMANCE CHARTS
                                  (Unaudited)

--------------------------------------------------------------------------------
U.S. LARGE CAP VALUE PORTFOLIO II VS.
RUSSELL 1000(R) VALUE INDEX
October 31, 2005-October 31, 2015

                                     [CHART]

            U.S. Large Cap Value Portfolio II      Russell 1000/R/ Value Index
            ---------------------------------      ----------------------------
10/31/2005              $10,000                              $10,000
11/30/2005               10,395                               10,327
12/31/2005               10,409                               10,389
 1/31/2006               10,905                               10,792
 2/28/2006               10,869                               10,858
 3/31/2006               11,063                               11,005
 4/30/2006               11,376                               11,285
 5/31/2006               11,166                               11,000
 6/30/2006               11,260                               11,070
 7/31/2006               11,100                               11,339
 8/31/2006               11,281                               11,529
 9/30/2006               11,596                               11,759
10/31/2006               12,051                               12,144
11/30/2006               12,283                               12,421
12/31/2006               12,529                               12,700
 1/31/2007               12,895                               12,862
 2/28/2007               12,699                               12,662
 3/31/2007               12,789                               12,857
 4/30/2007               13,331                               13,332
 5/31/2007               13,879                               13,813
 6/30/2007               13,655                               13,491
 7/31/2007               12,807                               12,867
 8/31/2007               12,562                               13,011
 9/30/2007               12,889                               13,458
10/31/2007               12,964                               13,459
11/30/2007               12,241                               12,801
12/31/2007               12,196                               12,678
 1/31/2008               11,730                               12,170
 2/29/2008               11,372                               11,660
 3/31/2008               11,262                               11,573
 4/30/2008               11,975                               12,137
 5/31/2008               12,260                               12,117
 6/30/2008               10,914                               10,957
 7/31/2008               10,794                               10,918
 8/31/2008               11,006                               11,104
 9/30/2008               10,019                               10,288
10/31/2008                7,761                                8,507
11/30/2008                7,001                                7,897
12/31/2008                7,226                                8,006
 1/31/2009                6,365                                7,086
 2/28/2009                5,471                                6,139
 3/31/2009                6,012                                6,664
 4/30/2009                6,990                                7,378
 5/31/2009                7,530                                7,834
 6/30/2009                7,434                                7,777
 7/31/2009                8,136                                8,413
 8/31/2009                8,689                                8,853
 9/30/2009                9,069                                9,195
10/31/2009                8,677                                8,914
11/30/2009                9,161                                9,416
12/31/2009                9,421                                9,583
 1/31/2010                9,200                                9,313
 2/28/2010                9,595                                9,607
 3/31/2010               10,341                               10,233
 4/30/2010               10,666                               10,498
 5/31/2010                9,759                                9,635
 6/30/2010                9,014                                9,092
 7/31/2010                9,727                                9,708
 8/31/2010                9,131                                9,292
 9/30/2010               10,036                               10,013
10/31/2010               10,400                               10,314
11/30/2010               10,318                               10,259
12/31/2010               11,325                               11,069
 1/31/2011               11,692                               11,319
 2/28/2011               12,319                               11,737
 3/31/2011               12,378                               11,783
 4/30/2011               12,687                               12,097
 5/31/2011               12,509                               11,969
 6/30/2011               12,295                               11,724
 7/31/2011               11,723                               11,335
 8/31/2011               10,734                               10,628
 9/30/2011                9,651                                9,824
10/31/2011               10,992                               10,949
11/30/2011               10,896                               10,893
12/31/2011               10,980                               11,112
 1/31/2012               11,523                               11,532
 2/29/2012               12,187                               11,992
 3/31/2012               12,421                               12,348
 4/30/2012               12,167                               12,222
 5/31/2012               11,295                               11,505
 6/30/2012               11,904                               12,076
 7/31/2012               12,025                               12,201
 8/31/2012               12,500                               12,466
 9/30/2012               12,962                               12,862
10/31/2012               12,987                               12,799
11/30/2012               13,023                               12,793
12/31/2012               13,420                               13,058
 1/31/2013               14,344                               13,906
 2/28/2013               14,529                               14,106
 3/31/2013               15,232                               14,665
 4/30/2013               15,393                               14,886
 5/31/2013               16,023                               15,269
 6/30/2013               15,844                               15,134
 7/31/2013               16,787                               15,951
 8/31/2013               16,291                               15,346
 9/30/2013               16,774                               15,730
10/31/2013               17,622                               16,419
11/30/2013               18,358                               16,877
12/31/2013               18,845                               17,305
 1/31/2014               18,105                               16,690
 2/28/2014               18,720                               17,412
 3/31/2014               19,151                               17,828
 4/30/2014               19,277                               17,997
 5/31/2014               19,705                               18,261
 6/30/2014               20,234                               18,738
 7/31/2014               20,095                               18,418
 8/31/2014               20,727                               19,095
 9/30/2014               20,218                               18,701
10/31/2014               20,371                               19,122
11/30/2014               20,612                               19,513
12/31/2014               20,773                               19,633
 1/31/2015               19,738                               18,848
 2/28/2015               21,131                               19,760
 3/31/2015               20,732                               19,491
 4/30/2015               21,156                               19,673
 5/31/2015               21,387                               19,910
 6/30/2015               21,046                               19,512
 7/31/2015               20,981                               19,598
 8/31/2015               19,717                               18,430               Past performance is not predictive of
 9/30/2015               19,083                               17,874               future performance.
10/31/2015               20,641                               19,223               The returns shown do not reflect the
                                                                                   deduction of taxes that a shareholder
                                                                                   would pay on fund distributions or the
           Average Annual         One          Five           Ten                  redemption of fund shares.
           Total Return           Year         Years         Years                 Russell data copyright (C) Russell
           ---------------------------------------------------------------         Investment Group 1995-2015, all rights
                                  1.33%        14.69%        7.52%                 reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DFA INTERNATIONAL VALUE PORTFOLIO II VS.
MSCI WORLD EX USA INDEX (NET DIVIDENDS)
October 31, 2005-October 31, 2015

                                      [CHART]

                   DFA International              MSCI World ex USA Index
                  Value Portfolio II                  (net dividends)
                 --------------------            -------------------------
   10/31/2005           $10,000                          $10,000
   11/30/2005            10,173                           10,265
   12/31/2005            10,671                           10,741
    1/31/2006            11,402                           11,420
    2/28/2006            11,511                           11,382
    3/31/2006            11,994                           11,743
    4/30/2006            12,605                           12,304
    5/31/2006            12,096                           11,837
    6/30/2006            12,016                           11,822
    7/31/2006            12,204                           11,932
    8/31/2006            12,624                           12,271
    9/30/2006            12,796                           12,262
   10/31/2006            13,364                           12,746
   11/30/2006            13,809                           13,126
   12/31/2006            14,343                           13,502
    1/31/2007            14,617                           13,584
    2/28/2007            14,603                           13,693
    3/31/2007            15,071                           14,044
    4/30/2007            15,832                           14,683
    5/31/2007            16,373                           15,009
    6/30/2007            16,258                           15,024
    7/31/2007            15,804                           14,816
    8/31/2007            15,627                           14,602
    9/30/2007            16,441                           15,432
   10/31/2007            17,240                           16,102
   11/30/2007            16,196                           15,473
   12/31/2007            15,846                           15,182
    1/31/2008            14,559                           13,813
    2/29/2008            14,377                           14,063
    3/31/2008            14,544                           13,863
    4/30/2008            15,192                           14,633
    5/31/2008            15,199                           14,855
    6/30/2008            13,699                           13,700
    7/31/2008            13,309                           13,212
    8/31/2008            12,754                           12,702
    9/30/2008            11,259                           10,868
   10/31/2008             8,433                            8,607
   11/30/2008             7,916                            8,140
   12/31/2008             8,524                            8,569
    1/31/2009             7,332                            7,770
    2/28/2009             6,429                            6,983
    3/31/2009             7,132                            7,443
    4/30/2009             8,453                            8,403
    5/31/2009             9,702                            9,466
    6/30/2009             9,561                            9,368
    7/31/2009            10,701                           10,248
    8/31/2009            11,308                           10,739
    9/30/2009            11,894                           11,182
   10/31/2009            11,414                           11,002
   11/30/2009            11,746                           11,275
   12/31/2009            11,893                           11,454
    1/31/2010            11,200                           10,917
    2/28/2010            11,238                           10,906
    3/31/2010            12,131                           11,608
    4/30/2010            11,925                           11,435
    5/31/2010            10,519                           10,173
    6/30/2010            10,328                           10,026
    7/31/2010            11,624                           10,953
    8/31/2010            11,052                           10,626
    9/30/2010            12,252                           11,645
   10/31/2010            12,673                           12,060
   11/30/2010            12,041                           11,549
   12/31/2010            13,157                           12,479
    1/31/2011            13,729                           12,748
    2/28/2011            14,177                           13,220
    3/31/2011            13,791                           12,956
    4/30/2011            14,528                           13,661
    5/31/2011            13,996                           13,256
    6/30/2011            13,805                           13,067
    7/31/2011            13,368                           12,852
    8/31/2011            11,931                           11,765
    9/30/2011            10,636                           10,584
   10/31/2011            11,643                           11,613
   11/30/2011            11,265                           11,076
   12/31/2011            10,951                           10,956
    1/31/2012            11,691                           11,547
    2/29/2012            12,297                           12,182
    3/31/2012            12,210                           12,092
    4/30/2012            11,783                           11,887
    5/31/2012            10,321                           10,531
    6/30/2012            11,040                           11,221
    7/31/2012            10,994                           11,361
    8/31/2012            11,453                           11,685
    9/30/2012            11,862                           12,040
   10/31/2012            12,023                           12,125
   11/30/2012            12,208                           12,380
   12/31/2012            12,790                           12,754
    1/31/2013            13,392                           13,381
    2/28/2013            12,990                           13,248
    3/31/2013            13,038                           13,353
    4/30/2013            13,691                           13,961
    5/31/2013            13,515                           13,648
    6/30/2013            13,043                           13,137
    7/31/2013            13,938                           13,836
    8/31/2013            13,836                           13,658
    9/30/2013            14,877                           14,623
   10/31/2013            15,391                           15,113
   11/30/2013            15,442                           15,206
   12/31/2013            15,776                           15,435
    1/31/2014            15,207                           14,812
    2/28/2014            16,074                           15,620
    3/31/2014            15,952                           15,550
    4/30/2014            16,227                           15,796
    5/31/2014            16,420                           16,040
    6/30/2014            16,610                           16,268
    7/31/2014            16,246                           15,978
    8/31/2014            16,246                           15,991
    9/30/2014            15,539                           15,334
   10/31/2014            15,257                           15,090
   11/30/2014            15,285                           15,276
   12/31/2014            14,709                           14,768
    1/31/2015            14,622                           14,715
    2/28/2015            15,666                           15,595
    3/31/2015            15,318                           15,334
    4/30/2015            16,160                           15,998
    5/31/2015            16,160                           15,859
    6/30/2015            15,708                           15,408
    7/31/2015            15,560                           15,652
    8/31/2015            14,409                           14,512
    9/30/2015            13,416                           13,780              Past performance is not predictive of
   10/31/2015            14,455                           14,816              future performance.
                                                                              The returns shown do not reflect the
                                                                              deduction of taxes that a shareholder
           Average Annual         One         Five         Ten                would pay on fund distributions or the
           Total Return           Year        Years       Years               redemption of fund shares.
           -----------------------------------------------------------        MSCI data copyright MSCI 2015, all
                                 -5.26%       2.67%       3.75%               rights reserved.

--------------------------------------------------------------------------------

                       DIMENSIONAL INVESTMENT GROUP INC.

                     MANAGEMENT'S DISCUSSION AND ANALYSIS
                                  (Unaudited)


 U.S. Equity Market Review                   12 Months Ended October 31, 2015

   U.S. equities had positive returns during the period. The broad U.S. equity market, as measured by the Russell 3000(R) Index, gained approximately 4.5%. Large-cap stocks outperformed small-cap stocks as measured by the Russell indices.

              Total Return for 12 Months Ended October 31, 2015
               -------------------------------------------------

              Russell 3000(R) Index........................ 4.49%
              Russell Microcap(R) Index (micro-cap stocks). 0.82%
              Russell 2000(R) Index (small-cap stocks)..... 0.34%
              Russell 1000(R) Index (large-cap stocks)..... 4.86%
              Dow Jones U.S. Select REIT Index/SM/......... 6.87%

   Growth stocks outperformed value stocks as measured by the Russell indices.

               Total Return for 12 Months Ended October 31, 2015
               -------------------------------------------------

         Russell 2000(R) Value Index (small-cap value stocks)... -2.88%
         Russell 2000(R) Growth Index (small-cap growth stocks).  3.52%
         Russell 1000(R) Value Index (large-cap value stocks)...  0.53%
         Russell 1000(R) Growth Index (large-cap growth stocks).  9.18%

----------
Source: Russell data copyright (C) Russell Investment Group 1995-2015, all rights reserved.

   Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") believes that among the most important factors explaining differences in the behavior of diversified equity portfolios are the market capitalization and value/growth characteristics of the portfolios' holdings. Value characteristics are a function of stock price relative to one or more fundamental characteristics such as book value, earnings, or dividends.

   For many Dimensional U.S. equity portfolios, differences in returns over the period were primarily attributable to differences in value/growth and size characteristics as well as the exclusion of REIT securities from most Dimensional portfolios and the exclusion of securities of highly regulated utilities from most value strategies. For many portfolios, the construction approach used by Dimensional generally resulted in portfolios with greater weight in value, small-cap, and/or micro-cap companies relative to widely used benchmarks.

Master-Feeder Structure

   Certain portfolios described below, called "Feeder Funds," do not buy individual securities directly; instead, these portfolios invest in corresponding funds called "Master Funds." Master Funds, in turn, purchase stocks and/or other securities.

U.S. Large Cap Value Portfolio II

   The U.S. Large Cap Value Portfolio II is designed to capture the returns of U.S. large-cap value stocks by purchasing shares of The U.S. Large Cap Value Series, a Master Fund that invests in such stocks. Value is measured primarily by book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2015, the Master Fund held approximately 300 securities. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Master Fund's assets.

   For the 12 months ended October 31, 2015, total returns were 1.33% for the Portfolio and 0.53% for the Russell 1000(R) Value Index. As a result of the Master Fund's diversified investment approach, performance was determined principally by broad trends in the U.S. equity market rather than the behavior of a limited number of stocks. The Master Fund had a smaller allocation than the Index to the largest-market-cap stocks and a greater allocation to the remainder of the eligible large-cap universe, which benefited the Portfolio's performance relative to the Index as the largest-market-cap value stocks underperformed.

 International Equity Market Review          12 Months Ended October 31, 2015

   Performance of non-U.S. developed markets was varied for the period. Small-cap stocks and growth stocks had positive returns while large-cap stocks and value stocks had negative returns. As measured by the MSCI World ex USA indices, small-cap stocks outperformed large-cap stocks, and growth stocks outperformed value stocks.

                       12 Months Ended October 31, 2015
                       --------------------------------
                                              Return in U.S. Dollars
                           -                  ----------------------
           MSCI World ex USA Index...........         -1.81%
           MSCI World ex USA Small Cap Index.          4.66%
           MSCI World ex USA Value Index.....         -5.92%
           MSCI World ex USA Growth Index....          2.33%

During the period, the U.S. dollar (USD) appreciated against most developed markets currencies, decreasing USD-denominated returns in developed markets.

                           12 Months Ended October 31, 2015
                            --------------------------------
Ten Largest Foreign Developed Markets by Market Cap  Local Return Return in U.S. Dollars
---------------------------------------------------  ------------ ----------------------
                  United Kingdom....................     0.01%            -3.45%
                  Japan.............................    17.41%             9.07%
                  Canada............................    -5.27%           -18.37%
                  France............................    18.69%             4.64%
                  Switzerland.......................     3.70%             1.25%
                  Germany...........................    16.20%             2.45%
                  Australia.........................    -2.25%           -20.66%
                  Spain.............................     0.50%           -11.40%
                  Hong Kong.........................    -1.73%            -1.67%
                  Sweden............................     9.47%            -4.59%

----------
Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2015, all rights reserved.

Master-Feeder Structure

   Certain portfolios described below, called "Feeder Funds," do not buy individual securities directly; instead, these portfolios invest in corresponding funds called "Master Funds." Master Funds, in turn, purchase stocks and/or other securities.

International Equity Portfolio Performance Overview

DFA International Value Portfolio II

   The DFA International Value Portfolio II is designed to capture the returns of international large-cap value stocks by purchasing shares of The DFA International Value Series, a Master Fund that invests in such stocks. Value is measured primarily by book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2015, the Master Fund held approximately 520 securities in 22 eligible developed countries. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Master Fund's assets.

   For the 12 months ending October 31, 2015, total returns were -5.26% for the Portfolio and -1.81% for the MSCI World ex USA Index (net dividends). As a result of the Master Fund's diversified investment approach, performance was determined principally by broad trends in international equity markets rather than the behavior of a limited number of stocks. The Master Fund had significantly greater exposure than the Index to value stocks.

Value stocks generally underperformed during the period, which detracted from the Portfolio's performance relative to the Index. Differences in the valuation timing and methodology between the Master Fund and the Index generally detracted from relative performance. The Master Fund prices foreign exchange rates at the closing of the U.S. markets while the Index uses rates at 4 p.m. London time. The Master Fund also may use fair value pricing to price certain portfolio securities at the closing of the U.S. markets while the Index uses local market closing prices.

                       DIMENSIONAL INVESTMENT GROUP INC.

                          DISCLOSURE OF FUND EXPENSES
                                  (Unaudited)


   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   Actual Fund Return

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   Hypothetical Example for Comparison Purposes

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                             Six Months Ended October 31, 2015
  EXPENSE TABLES
                                       Beginning  Ending              Expenses
                                        Account  Account   Annualized   Paid
                                         Value    Value     Expense    During
                                       05/01/15  10/31/15    Ratio*   Period*
                                       --------- --------- ---------- --------
  U.S. Large Cap Value Portfolio II**
  -----------------------------------
  Actual Fund Return.................. $1,000.00 $  975.70    0.15%    $0.75
  Hypothetical 5% Annual Return....... $1,000.00 $1,024.45    0.15%    $0.77

DISCLOSURE OF FUND EXPENSES
CONTINUED


                                        Beginning  Ending              Expenses
                                         Account  Account   Annualized   Paid
                                          Value    Value     Expense    During
                                        05/01/15  10/31/15    Ratio*   Period*
                                        --------- --------- ---------- --------
DFA International Value Portfolio II**
--------------------------------------
Actual Fund Return..................... $1,000.00 $  894.50    0.27%    $1.29
Hypothetical 5% Annual Return.......... $1,000.00 $1,023.84    0.27%    $1.38

----------

* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.

**The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the indirect payment of the Feeder Fund's portion of the expenses of its Master Fund (Affiliated Investment Company).

                       DIMENSIONAL INVESTMENT GROUP INC.

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (Unaudited)


   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For Dimensional Investment Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. Dimensional Investment Group Inc. filed its most recent Form N-Q with the SEC on September 29, 2015. They are available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement.

   The categories of industry classification for this Affiliated Investment Companies are represented in the Disclosure of Portfolio Holdings, which are included elsewhere within the report. Refer to the Summary Schedules of Portfolio Holdings for the underlying Affiliated Investment Company's holdings which reflect the investments by category.

                                            Affiliated Investment Company
                                            -----------------------------
      U.S. Large Cap Value Portfolio II....             100.0%
      DFA International Value Portfolio II.             100.0%

                            SCHEDULE OF INVESTMENTS

                               October 31, 2015

                       U.S. LARGE CAP VALUE PORTFOLIO II

                                                                 Value+
                                                              ------------
      AFFILIATED INVESTMENT COMPANY -- (100.0%)
      Investment in The U.S. Large Cap Value Series of
        The DFA Investment Trust Company..................... $157,742,889
                                                              ------------
         TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
           (Cost $95,831,569)................................ $157,742,889
                                                              ============

Summary of the Portfolio's Master Fund's investments as of October 31, 2015, based on their valuation inputs, is located within this report (See Master Fund's Security Valuation Note).

                     DFA INTERNATIONAL VALUE PORTFOLIO II

                                                                 Value+
                                                              ------------
      AFFILIATED INVESTMENT COMPANY -- (100.0%)
      Investment in The DFA International Value Series of
        The DFA Investment Trust Company..................... $110,428,150
                                                              ------------
         TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
           (Cost $110,320,657)............................... $110,428,150
                                                              ============

Summary of the Portfolio's Master Fund's investments as of October 31, 2015, based on their valuation inputs, is located within this report (See Master Fund's Security Valuation Note).

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2015
          (Amounts in thousands, except share and per share amounts)

                                                                                                           DFA
                                                                                         U.S. Large   International
                                                                                         Cap Value        Value
                                                                                        Portfolio II  Portfolio II
                                                                                        ------------  -------------
ASSETS:
Investments in Affiliated Investment Company at Value.................................. $    157,743  $    110,428
Receivables:
Prepaid Expenses and Other Assets......................................................            7             7
                                                                                        ------------  ------------
     Total Assets......................................................................      157,750       110,435
                                                                                        ------------  ------------
LIABILITIES:
Payables:
  Fund Shares Redeemed.................................................................            5            58
  Due to Advisor.......................................................................            1             1
Accrued Expenses and Other Liabilities.................................................            7             8
                                                                                        ------------  ------------
     Total Liabilities.................................................................           13            67
                                                                                        ------------  ------------
NET ASSETS............................................................................. $    157,737  $    110,368
                                                                                        ============  ============
SHARES OUTSTANDING, $0.01 PAR VALUE (1)................................................    9,923,527    22,682,538
                                                                                        ============  ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE............................... $      15.90  $       4.87
                                                                                        ============  ============
Investments in Affiliated Investment Company at Cost................................... $     95,832  $    110,321
                                                                                        ============  ============
NET ASSETS CONSIST OF:
Paid-In Capital........................................................................ $     97,192  $    106,683
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income).          503           484
Accumulated Net Realized Gain (Loss)...................................................       (1,869)        3,094
Net Unrealized Appreciation (Depreciation).............................................       61,911           107
                                                                                        ------------  ------------
NET ASSETS............................................................................. $    157,737  $    110,368
                                                                                        ============  ============
(1) NUMBER OF SHARES AUTHORIZED........................................................  300,000,000   300,000,000
                                                                                        ============  ============

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2015
                            (Amounts in thousands)

                                                                                                                DFA
                                                                                              U.S. Large   International
                                                                                               Cap Value       Value
                                                                                             Portfolio II* Portfolio II*
                                                                                             ------------- -------------
Investment Income
  Dividends (Net of Foreign Taxes Withheld of $0 and $308, respectively)....................   $  3,846      $  3,832
  Income from Securities Lending............................................................         41           110
  Expenses Allocated from Affiliated Investment Company.....................................       (185)         (245)
                                                                                               --------      --------
     Total Investment Income................................................................      3,702         3,697
                                                                                               --------      --------
Expenses
  Investment Advisory Services Fees.........................................................         49            66
  Administrative Services Fees..............................................................         12             8
  Accounting & Transfer Agent Fees..........................................................          2             2
  Filing Fees...............................................................................         20            19
  Shareholders' Reports.....................................................................         17            13
  Directors'/Trustees' Fees & Expenses......................................................          1             1
  Other.....................................................................................          8             8
                                                                                               --------      --------
     Total Expenses.........................................................................        109           117
                                                                                               --------      --------
  Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor
   (Note C).................................................................................        (44)          (63)
                                                                                               --------      --------
  Net Investment Income (Loss)..............................................................      3,637         3,643
                                                                                               --------      --------
Realized and Unrealized Gain (Loss)
  Net Realized Gain (Loss) on:
    Investment Securities Sold..............................................................      9,678         3,180
    Futures.................................................................................         (1)           --
    Foreign Currency Transactions...........................................................         --           (68)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency..............................................    (11,117)      (13,834)
    Translation of Foreign Currency Denominated Amounts.....................................         --             8
                                                                                               --------      --------
  Net Realized and Unrealized Gain (Loss)...................................................     (1,440)      (10,714)
                                                                                               --------      --------
Net Increase (Decrease) in Net Assets Resulting from Operations.............................   $  2,197      $ (7,071)
                                                                                               ========      ========

----------

* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                                         U.S. Large Cap Value DFA International Value
                                                                            Portfolio II         Portfolio II
                                                                         ------------------   ----------------------
                                                                           Year       Year      Year        Year
                                                                          Ended      Ended     Ended       Ended
                                                                         Oct. 31,   Oct. 31,  Oct. 31,    Oct. 31,
                                                                           2015       2014      2015        2014
                                                                         --------   --------  --------    --------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss).......................................... $  3,637   $  3,137  $  3,643    $  5,219
  Net Realized Gain (Loss) on:
    Investment Securities Sold..........................................    9,678      8,415     3,180       2,258
    Futures.............................................................       (1)        --        --          --
    Foreign Currency Transactions.......................................       --         --       (68)        (21)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency..........................  (11,117)    12,436   (13,834)     (8,265)
    Futures.............................................................       --         --        --           1
    Translation of Foreign Currency Denominated Amounts.................       --         --         8         (17)
                                                                         --------   --------   --------    --------
     Net Increase (Decrease) in Net Assets Resulting from Operations....    2,197     23,988    (7,071)       (825)
                                                                         --------   --------   --------    --------
Distributions From:
  Net Investment Income.................................................   (3,593)    (3,073)   (3,526)     (5,165)
  Net Short-Term Gains..................................................       --         --       (46)       (229)
  Net Long-Term Gains...................................................       --         --    (2,119)     (4,912)
                                                                         --------   --------   --------    --------
     Total Distributions................................................   (3,593)    (3,073)   (5,691)    (10,306)
                                                                         --------   --------   --------    --------
Capital Share Transactions (1):
  Shares Issued.........................................................   11,987     17,261    23,230      11,873
  Shares Issued in Lieu of Cash Distributions...........................    3,593      3,073     5,691      10,306
  Shares Redeemed.......................................................  (30,550)   (22,855)  (15,850)    (14,220)
                                                                         --------   --------   --------    --------
     Net Increase (Decrease) from Capital Share Transactions............  (14,970)    (2,521)   13,071       7,959
                                                                         --------   --------   --------    --------
     Total Increase (Decrease) in Net Assets............................  (16,366)    18,394       309      (3,172)
Net Assets
  Beginning of Year.....................................................  174,103    155,709   110,059     113,231
                                                                         --------   --------   --------    --------
  End of Year........................................................... $157,737   $174,103  $110,368    $110,059
                                                                         ========   ========   ========    ========
(1) Shares Issued and Redeemed:
  Shares Issued.........................................................      747      1,126     4,348       2,056
  Shares Issued in Lieu of Cash Distributions...........................      229        200     1,117       1,819
  Shares Redeemed.......................................................   (1,906)    (1,493)   (3,071)     (2,490)
                                                                         --------   --------   --------    --------
     Net Increase (Decrease) from Shares Issued and Redeemed............     (930)      (167)    2,394       1,385
                                                                         ========   ========   ========    ========
Undistributed Net Investment Income (Distributions in Excess of Net
 Investment Income)..................................................... $    503   $    459  $    484    $    387

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                                                     U.S. Large Cap Value Portfolio II
                                                                             ------------------------------------------------
                                                                               Year      Year      Year      Year      Year
                                                                              Ended     Ended     Ended     Ended     Ended
                                                                             Oct. 31,  Oct. 31,  Oct. 31,  Oct. 31,  Oct. 31,
                                                                               2015      2014      2013      2012      2011
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year.......................................... $  16.04  $  14.13  $  10.62  $   9.18  $   8.84
                                                                             --------  --------  --------  --------  --------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)..........................................     0.35      0.28      0.24      0.21      0.17
  Net Gains (Losses) on Securities (Realized and Unrealized)................    (0.15)     1.91      3.51      1.43      0.34
                                                                             --------  --------  --------  --------  --------
   Total from Investment Operations.........................................     0.20      2.19      3.75      1.64      0.51
-------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.....................................................    (0.34)    (0.28)    (0.24)    (0.20)    (0.17)
  Net Realized Gains........................................................       --        --        --        --        --
                                                                             --------  --------  --------  --------  --------
   Total Distributions......................................................    (0.34)    (0.28)    (0.24)    (0.20)    (0.17)
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year................................................ $  15.90  $  16.04  $  14.13  $  10.62  $   9.18
============================================================================ ========  ========  ========  ========  ========
Total Return................................................................     1.33%    15.59%    35.70%    18.14%     5.69%
-------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)......................................... $157,737  $174,103  $155,709  $115,791  $107,533
Ratio of Expenses to Average Net Assets (B).................................     0.15%     0.16%     0.17%     0.17%     0.18%
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived), (Expenses
 Reimbursed), and/or Previously Waived Fees Recovered by Advisor) (B).......     0.18%     0.16%     0.17%     0.17%     0.18%
Ratio of Net Investment Income to Average Net Assets (B)....................     2.16%     1.86%     1.93%     2.10%     1.72%
-------------------------------------------------------------------------------------------------------------------------------

                                                                                    DFA International Value Portfolio II
                                                                             -------------------------------------------------
                                                                                Year       Year      Year      Year      Year
                                                                               Ended      Ended     Ended     Ended     Ended
                                                                              Oct. 31,   Oct. 31,  Oct. 31,  Oct. 31,  Oct. 31,
                                                                                2015       2014      2013      2012      2011
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year.......................................... $   5.42   $   5.99   $   5.21  $  5.55  $   6.62
                                                                             --------   --------   --------  -------  --------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)..........................................     0.17       0.26       0.17     0.19      0.22
  Net Gains (Losses) on Securities (Realized and Unrealized)................    (0.45)     (0.30)      1.17    (0.06)    (0.70)
                                                                             --------   --------   --------  -------  --------
   Total from Investment Operations.........................................    (0.28)     (0.04)      1.34     0.13     (0.48)
--------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.....................................................    (0.16)     (0.26)     (0.18)   (0.19)    (0.22)
  Net Realized Gains........................................................    (0.11)     (0.27)     (0.38)   (0.28)    (0.37)
                                                                             --------   --------   --------  -------  --------
   Total Distributions......................................................    (0.27)     (0.53)     (0.56)   (0.47)    (0.59)
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year................................................ $   4.87   $   5.42   $   5.99  $  5.21  $   5.55
============================================================================ ========   ========   ========  ======== ========
Total Return................................................................    (5.26)%    (0.87)%    28.01%    3.27%    (8.13)%
--------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)......................................... $110,368   $110,059   $113,231  $94,269  $108,262
Ratio of Expenses to Average Net Assets (B).................................     0.27%      0.28%      0.29%    0.30%     0.29%
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived), (Expenses
 Reimbursed), and/or Previously Waived Fees Recovered by Advisor) (B).......     0.32%      0.28%      0.29%    0.30%     0.29%
Ratio of Net Investment Income to Average Net Assets (B)....................     3.26%      4.47%      3.08%    3.69%     3.42%
--------------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS


A. Organization:

   Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of fifteen portfolios, two of which, U.S. Large Cap Value Portfolio II and DFA International Value Portfolio II (the "Portfolios"), are presented in this report. The remaining portfolios are presented in separate reports.

   U.S. Large Cap Value Portfolio II and DFA International Value Portfolio II primarily invest their assets in The U.S. Large Cap Value Series and The DFA International Value Series (the "Series"), respectively, each a corresponding series of The DFA Investment Trust Company. At October 31, 2015, U.S. Large Cap Value Portfolio II and DFA International Value Portfolio II owned 1% and 1% of their respective Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolios.

B. Significant Accounting Policies:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Portfolios utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)

   The Portfolios' investments reflect their proportionate interests in the net assets of their respective Series. These valuations are classified as Level 1 in the hierarchy.

   A summary of the inputs used to value the Portfolios' investments is disclosed previously in this note. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   For the year ended October 31, 2015, there were no significant transfers between Level 1 and Level 2 and no significant Level 3 investments held by the Portfolios.

   2. Deferred Compensation Plan: Each eligible Director/Trustee of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors/Trustees may defer payment of all or a portion of their total fees earned as a Director/Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging

Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

   Each Director/Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director/Trustee shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's/Trustee's deferred compensation until a date specified by such Director/Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director/Trustee ceases to be a member of the Board; and (ii) five years following the effective date of the Director's/Trustee's first deferral election. If a Director/Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's/Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director/Trustee ceases to be a member of the Board (unless the Director/Trustee files an amended Notice selecting a different distribution date). As of October 31, 2015, none of the Directors/Trustees have requested or received a distribution of proceeds of a deferred fee account.

   3. Other: The Portfolios recognize their pro-rata share, on a daily basis, of net investment income and realized and unrealized gains and losses of investment securities and foreign currency from their respective Series, which is treated as a partnership for federal income tax purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or Portfolios are allocated using methods approved by the Board, generally based on average net assets.

C. Investment Advisor:

   The Advisor, Dimensional Fund Advisors LP, provides investment advisory services to the Portfolios. On May 8, 2015 and June 10, 2015 at a Special Joint Meeting of Shareholders, shareholders of the Portfolios approved new investment management agreements, which became effective July 21, 2015, that provide a uniform agreement that increases transparency and better describes all of the services that the Advisor provides to each Portfolio. For each Portfolio, the new investment management agreement replaced the Portfolio's investment advisory agreement (that provided for no investment advisory fee at the feeder fund level) and administration agreement and charges a rate equal to the combination of the rate charged under the Portfolio's previous administration agreement with the Advisor and the rate of the advisory fee charged by the Advisor to the Series in which the Portfolio invests. In order to prevent each Portfolio from being subject to a higher level of investment management fees, the Advisor will permanently waive each Portfolio's investment management fee in the circumstances described below.

   Prior to July 21, 2015, each Portfolio paid fees to the Advisor pursuant to an administration agreement for administrative services, including supervision of services provided by others, providing information to shareholders and the Board, and other administrative services, that were accrued daily and paid monthly based on an effective annual rate of 0.01% of each Portfolio's average daily net assets. Effective July 21, 2015, the U.S. Large Cap Value Portfolio II's and DFA International Value Portfolio II's investment advisory services/management fees pursuant to the new investment management agreements were accrued daily and paid monthly to the Advisor based on effective annual rates of 0.11% and 0.21%, respectively, of each Portfolio's average daily net assets.

   Effective July 21, 2015, pursuant to a Fee Waiver Agreement for the Portfolios, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of each Portfolio to the extent necessary to limit the total management fees paid to the Advisor by a Portfolio, including the proportionate share of the management fees a Portfolio pays indirectly through its investment in other funds managed by the Advisor, to the rates listed below as a percentage of the average net assets of a class of a Portfolio on an annualized basis. The Fee Waiver Agreement will remain in effect permanently, unless terminated by the Portfolio.

                                                                         Previously
                                                          Recovery      Waived Fees/
                                                        of Previously     Expenses
                                                        Waived Fees/       Assumed
                                           Expense        Expenses    Subject to Future
                                      Limitation Amount    Assumed        Recovery
-                                     ----------------- ------------- -----------------
U.S. Large Cap Value Portfolio II....       0.11%            --              --
DFA International Value Portfolio II.       0.21%            --              --

Fees Paid to Officers and Directors/Trustees:

   Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the year ended October 31, 2015, the total related amounts paid by the Fund to the CCO were $30 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

   At October 31, 2015, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

                   U.S. Large Cap Value Portfolio II.... $5
                   DFA International Value Portfolio II.  6

E. Federal Income Taxes:

   Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains or losses, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2015, primarily attributable to net foreign currency gains/losses, foreign capital gains tax and realized gains on securities considered to be "passive foreign investment companies", were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

                                                         Increase       Increase
                                                        (Decrease)     (Decrease)
                                         Increase     Undistributed   Accumulated
                                        (Decrease)    Net Investment  Net Realized
                                      Paid-In Capital     Income     Gains (Losses)
                                      --------------- -------------- --------------
U.S. Large Cap Value Portfolio II....        --              --            --
DFA International Value Portfolio II.       $ 1            $(20)          $19

   The tax character of dividends and distributions declared and paid during the years ended October 31, 2014 and October 31, 2015 were as follows (amounts in thousands):

                                      Net Investment
                                        Income and
                                        Short-Term     Long-Term   Tax Exempt
                                      Capital Gains  Capital Gains   Income    Total
                                      -------------- ------------- ---------- -------
U.S. Large Cap Value Portfolio II
2014.................................     $3,073            --         --     $ 3,073
2015.................................      3,593            --         --       3,593
DFA International Value Portfolio II
2014.................................      5,394        $4,912         --      10,306
2015.................................      3,572         2,119         --       5,691

   At October 31, 2015, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                                      Undistributed                                               Total Net
                                      Net Investment                                            Distributable
                                        Income and   Undistributed                 Unrealized     Earnings
                                        Short-Term     Long-Term   Capital Loss   Appreciation  (Accumulated
                                      Capital Gains  Capital Gains Carryforwards (Depreciation)    Losses)
                                      -------------- ------------- ------------- -------------- -------------
U.S. Large Cap Value Portfolio II....      $511             --        $(1,864)      $61,907        $60,554
DFA International Value Portfolio II.       592         $3,127             --           (28)         3,691

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by the Portfolios after October 31, 2011 will not be subject to expiration and will retain their character as either short-term or long-term capital losses. In addition, such losses must be utilized prior to the losses incurred in the years preceding enactment. As of October 31, 2015, the Portfolios had the following capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates (amounts in thousands):

                                            Expires on October 31,
                                            ----------------------
                                                     2017          Total
                                            ---------------------- ------
      U.S. Large Cap Value Portfolio II....         $1,864         $1,864
      DFA International Value Portfolio II.             --             --

   During the year ended October 31, 2015, the Portfolios utilized the following capital loss carryforwards to offset realized capital gains for federal income tax purposes (amounts in thousands):

                   U.S. Large Cap Value Portfolio II. $9,679

   At October 31, 2015, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                            Net Unrealized
                                      Federal Tax  Unrealized   Unrealized   Appreciation
                                         Cost     Appreciation Depreciation (Depreciation)
                                      ----------- ------------ ------------ --------------
U.S. Large Cap Value Portfolio II....  $ 95,836     $61,907         --         $61,907
DFA International Value Portfolio II.   110,457         (29)        --             (29)

   The difference between book basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales and investments in passive foreign investment companies.

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed each Portfolio's tax position and has concluded that no additional provision for income tax is required in any Portfolio's financial statements. The Portfolios are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Portfolio's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

F. Line of Credit and Interfund Lending Program:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 1, 2015 with its domestic custodian bank. A line of credit with similar terms was in effect through March 31, 2015. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 30, 2016.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit with its international custodian bank effective January 9, 2015. A line of credit with similar terms was in effect through January 8, 2015. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 8, 2016.

   There were no borrowings by the Portfolios under the lines of credit during the year ended October 31, 2015.

   Pursuant to an exemptive order issued by the SEC (the "Order"), the Portfolios may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice. The Portfolios did not utilize the interfund lending program during the year ended October 31, 2015.

G. Indemnitees; Contractual Obligations:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

H. Other:

   At October 31, 2015, both Portfolios each had two shareholders that held 100% of their outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

   The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, described below, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buyout transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

   The U.S. Large Cap Value Series has been named as a defendant in a multi-district litigation pending in the United States District Court for the Southern District of New York (the "Court"), captioned In re Tribune Company Fraudulent Conveyance Litigation, No. 11-MD-2296-RJS (the "Tribune MDL"). The Tribune MDL arises from the 2007 leveraged buyout of The Tribune Company ("Tribune") (the "LBO") and Tribune's subsequent bankruptcy and reorganization. In connection with the LBO, thousands of Tribune shareholders, including The U.S. Large Cap Value Series, sold Tribune shares back to Tribune for $34 per share. The Tribune MDL includes a series of lawsuits brought by individual creditors of Tribune (the "Individual Creditor Actions") and a lawsuit brought by a court-appointed trustee on behalf of the committee of unsecured creditors of Tribune (the "Committee Action," and with the Individual Creditor Actions, collectively referred to as the "Lawsuits"). The Lawsuits seek to unwind the LBO stock repurchases as fraudulent transfers and recover the stock repurchase proceeds paid to the Tribune shareholders who participated in the LBO. On September 23, 2013, the Court entered an order dismissing the Individual Creditor Actions in their entirety on the grounds that the individual creditor plaintiffs lack standing to pursue their claims. The Court's dismissal order is on appeal to the Second Circuit. Oral argument on the appeal was held on November 5, 2014, and the parties await the Second Circuit's ruling. The Committee Action remains pending, and a motion to dismiss on behalf of all shareholder defendants in the Committee Action was filed on May 23, 2014. The motion to dismiss is fully briefed, and the parties await the scheduling of oral argument on the motion. The Committee Action is stayed pending the disposition of the motion to dismiss.

   Litigation counsel to The U.S. Large Cap Value Series in the Lawsuits does not believe that it is possible, at this early stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The U.S. Large Cap Value Series arising from the Lawsuits. Until The U.S. Large Cap Value Series can do so, no reduction of the net asset value of The U.S. Large Cap Value Series will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery the plaintiffs seek, the amount would be less than 1% of The U.S. Large Cap Value Series' net asset value at this time.

   The U.S. Large Cap Value Series also cannot quantify the cost of the Lawsuits that could potentially be deducted from its net asset value. Therefore, at this time, those investors buying or redeeming shares of The U.S. Large Cap Value Series will pay or receive, as the case may be, a price based on the net asset value of The U.S. Large Cap Value Series, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be taken as expenses by The U.S. Large Cap Value Series as incurred and in a manner similar to any other expense incurred by The U.S. Large Cap Value Series.

I. Subsequent Event Evaluations:

   Management has evaluated the impact of all subsequent events on the Portfolios and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of Dimensional Investment Group Inc. and Shareholders of the Portfolios, as defined:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of U.S. Large Cap Value Portfolio II and DFA International Value Portfolio II (constituting portfolios within Dimensional Investment Group Inc., hereafter referred to as the "Portfolios") at October 31, 2015, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolios' management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2015 by correspondence with the transfer agent of the investee funds, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 18, 2015

                      RESULTS OF THE SHAREHOLDER MEETING
                                  (Unaudited)

   On May 8, 2015 and June 10, 2015, Dimensional Investment Group Inc. ("DIG") held a Special Joint Meeting of Shareholders for the purpose of voting on several proposals affecting DIG and the Portfolios, including, among other items, the election of Directors, the approval of an updated investment management agreement, and the amendment of certain fundamental investment limitations. The shareholders of the Portfolios approved each of the applicable proposals for DIG and the Portfolios presented at the Meeting. Listed below are the voting results from the Meeting. Please note that not all Proposals presented at the Meeting were voted on by each Portfolio. Additionally, the Proposal numbers reflected below correlate to the Proposal numbers presented for vote at the Meeting.

DIG

Proposal 1: Election of Directors/Trustees*

                                          % Voted % FOR             % Voted  % WITHHOLD
                                  FOR       FOR   of O/S  WITHHOLD  WITHHOLD   of O/S
                              ----------- ------- ------ ---------- -------- ----------
(a) David G. Booth........... 939,783,101  98.41% 59.42% 15,145,259   1.59%     0.96%
(b) George M. Constantinides. 939,783,293  98.41% 59.42% 15,145,070   1.59%     0.96%
(c) John P. Gould............ 939,232,722  98.36% 59.38% 15,695,640   1.64%     0.99%
(d) Roger G. Ibbotson........ 939,903,967  98.43% 59.43% 15,024,396   1.57%     0.95%
(e) Edward P. Lazear......... 939,691,278  98.40% 59.41% 15,237,082   1.60%     0.96%
(f) Eduardo A. Repetto....... 939,908,854  98.43% 59.43% 15,019,506   1.57%     0.95%
(g) Myron S. Scholes......... 939,391,166  98.37% 59.39% 15,537,193   1.63%     0.98%
(h) Abbie J. Smith........... 938,479,338  98.28% 59.34% 16,449,025   1.72%     1.04%

*  Results are for all Portfolios within DIG

DFA International Value Portfolio II

Proposal 1: Election of Directors/Trustees

                                         % Voted % FOR           % Voted  % WITHHOLD
                                 FOR       FOR   of O/S WITHHOLD WITHHOLD   of O/S
                              ---------- ------- ------ -------- -------- ----------
(a) David G. Booth........... 19,799,855  98.33% 97.67% 335,647    1.67%     1.66%
(b) George M. Constantinides. 19,679,536  97.74% 97.08% 455,966    2.26%     2.25%
(c) John P. Gould............ 19,680,357  97.74% 97.08% 455,145    2.26%     2.25%
(d) Roger G. Ibbotson........ 19,787,917  98.27% 97.61% 347,585    1.73%     1.71%
(e) Edward P. Lazear......... 19,624,401  97.46% 96.81% 511,101    2.54%     2.52%
(f) Eduardo A. Repetto....... 19,746,629  98.07% 97.41% 388,873    1.93%     1.92%
(g) Myron S. Scholes......... 19,799,855  98.33% 97.67% 335,647    1.67%     1.66%
(h) Abbie J. Smith........... 19,887,495  98.77% 98.10% 248,007    1.23%     1.22%

Proposal 2: Approval of a "Manager of Managers" Structure

            % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN  Broker   % Broker
FOR           FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S   Non-Vote  Non-Vote
---         ------- ------ ------- ------- --------- ------- ------- --------- --------- --------
17,861,192   88.70% 88.11% 78,650   0.39%    0.39%   83,384   0.41%    0.41%   2,112,276  10.49%

Proposal 4: Approval of an Updated Investment Management Agreement with Dimensional Fund Advisors LP

            % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN  Broker   % Broker
FOR           FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S   Non-Vote  Non-Vote
---         ------- ------ ------- ------- --------- ------- ------- --------- --------- --------
17,904,446   88.92% 88.32% 37,591   0.19%    0.19%   81,189   0.40%    0.40%   2,112,276  10.49%

Proposal 5: Approval of an Amendment to the Fundamental Investment Limitation Regarding Investment in Commodities

            % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN  Broker   % Broker
FOR           FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S   Non-Vote  Non-Vote
---         ------- ------ ------- ------- --------- ------- ------- --------- --------- --------
17,863,387   88.72% 88.12% 78,650   0.39%    0.39%   81,189   0.40%    0.40%   2,112,276  10.49%

Proposal 7: Election of Trustees of Master Fund

                                         % Voted % FOR           % Voted  % WITHHOLD
                                 FOR       FOR   of O/S WITHHOLD WITHHOLD   of O/S
                              ---------- ------- ------ -------- -------- ----------
(a) David G. Booth........... 19,769,762  98.18% 97.52% 365,740    1.82%     1.80%
(b) George M. Constantinides. 19,650,264  97.59% 96.93% 485,238    2.41%     2.39%
(c) John P. Gould............ 19,650,264  97.59% 96.93% 485,238    2.41%     2.39%
(d) Roger G. Ibbotson........ 19,758,645  98.13% 97.47% 376,857    1.87%     1.86%
(e) Edward P. Lazear......... 19,595,128  97.32% 96.66% 540,374    2.68%     2.67%
(f) Eduardo A. Repetto....... 19,716,535  97.92% 97.26% 418,967    2.08%     2.07%
(g) Myron S. Scholes......... 19,769,762  98.18% 97.52% 365,740    1.82%     1.80%
(h) Abbie J. Smith........... 19,857,402  98.62% 97.95% 278,100    1.38%     1.37%

Proposal 8: Approval of a "Manager of Managers" Structure for Master Fund

            % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN  Broker   % Broker
FOR           FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S   Non-Vote  Non-Vote
---         ------- ------ ------- ------- --------- ------- ------- --------- --------- --------
17,863,127   88.71% 88.12% 78,871   0.39%    0.39%   81,228   0.40%    0.40%   2,112,276  10.49%

Proposal 9: Approval of an Updated Investment Management Agreement Between Dimensional Fund Advisors LP and Master Fund

            % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN  Broker   % Broker
FOR           FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S   Non-Vote  Non-Vote
---         ------- ------ ------- ------- --------- ------- ------- --------- --------- --------
17,896,305   88.88% 88.28% 45,693   0.23%    0.23%   81,228   0.40%    0.40%   2,112,276  10.49%

Proposal 10: Approval of an Amendment to the Fundamental Investment Limitation Regarding Investment in Commodities of Master Fund

            % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN  Broker   % Broker
FOR           FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S   Non-Vote  Non-Vote
---         ------- ------ ------- ------- --------- ------- ------- --------- --------- --------
17,863,127   88.71% 88.12% 78,871   0.39%    0.39%   81,228   0.40%    0.40%   2,112,276  10.49%

U.S. Large Cap Value Portfolio II

Proposal 1: Election of Directors/Trustees

                                         % Voted % FOR           % Voted  % WITHHOLD
                                 FOR       FOR   of O/S WITHHOLD WITHHOLD   of O/S
                              ---------- ------- ------ -------- -------- ----------
(a) David G. Booth........... 10,551,147  99.36% 98.93%  67,903    0.64%     0.64%
(b) George M. Constantinides. 10,541,181  99.27% 98.84%  77,869    0.73%     0.73%
(c) John P. Gould............ 10,544,113  99.29% 98.86%  74,937    0.71%     0.70%
(d) Roger G. Ibbotson........ 10,544,113  99.29% 98.86%  74,937    0.71%     0.70%
(e) Edward P. Lazear......... 10,544,113  99.29% 98.86%  74,937    0.71%     0.70%
(f) Eduardo A. Repetto....... 10,544,113  99.29% 98.86%  74,937    0.71%     0.70%
(g) Myron S. Scholes......... 10,548,215  99.33% 98.90%  70,835    0.67%     0.66%
(h) Abbie J. Smith........... 10,616,118  99.97% 99.54%   2,932    0.03%     0.03%

Proposal 4: Approval of an Updated Investment Management Agreement with Dimensional Fund Advisors LP

           % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN  Broker   % Broker
FOR          FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S   Non-Vote  Non-Vote
---        ------- ------ ------- ------- --------- ------- ------- --------- --------- --------
9,512,219   89.58% 89.19%    0     0.00%    0.00%   58,010   0.55%    0.54%   1,048,821   9.88%

Proposal 5: Approval of an Amendment to the Fundamental Investment Limitation Regarding Investment in Commodities

           % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN  Broker   % Broker
FOR          FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S   Non-Vote  Non-Vote
---        ------- ------ ------- ------- --------- ------- ------- --------- --------- --------
9,501,525   89.48% 89.09% 10,694   0.10%    0.10%   58,010   0.55%    0.54%   1,048,821   9.88%

Proposal 7: Election of Trustees of Master Fund

                                         % Voted % FOR           % Voted  % WITHHOLD
                                 FOR       FOR   of O/S WITHHOLD WITHHOLD   of O/S
                              ---------- ------- ------ -------- -------- ----------
(a) David G. Booth........... 10,533,111  99.19% 98.76%  85,939    0.81%     0.81%
(b) George M. Constantinides. 10,526,077  99.12% 98.70%  92,973    0.88%     0.87%
(c) John P. Gould............ 10,526,077  99.12% 98.70%  92,973    0.88%     0.87%
(d) Roger G. Ibbotson........ 10,526,077  99.12% 98.70%  92,973    0.88%     0.87%
(e) Edward P. Lazear......... 10,526,077  99.12% 98.70%  92,973    0.88%     0.87%
(f) Eduardo A. Repetto....... 10,526,077  99.12% 98.70%  92,973    0.88%     0.87%
(g) Myron S. Scholes......... 10,533,111  99.19% 98.76%  85,939    0.81%     0.81%
(h) Abbie J. Smith........... 10,601,014  99.83% 99.40%  18,036    0.17%     0.17%

Proposal 9: Approval of an Updated Investment Management Agreement Between Dimensional Fund Advisors LP and Master Fund

           % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN  Broker   % Broker
FOR          FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S   Non-Vote  Non-Vote
---        ------- ------ ------- ------- --------- ------- ------- --------- --------- --------
9,521,623   89.67% 89.28%   569    0.01%    0.01%   48,037   0.45%    0.45%   1,048,821   9.88%

Proposal 10: Approval of an Amendment to the Fundamental Investment Limitation Regarding Investment in Commodities of Master Fund

           % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN  Broker   % Broker
FOR          FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S   Non-Vote  Non-Vote
---        ------- ------ ------- ------- --------- ------- ------- --------- --------- --------
9,511,498   89.57% 89.18% 10,694   0.10%    0.10%   48,037   0.45%    0.45%   1,048,821   9.88%

                       THE DFA INVESTMENT TRUST COMPANY

                              PERFORMANCE CHARTS
                                  (Unaudited)

--------------------------------------------------------------------------------
THE U.S. LARGE CAP VALUE SERIES VS.
RUSSELL 1000(R) VALUE INDEX
October 31, 2005-October 31, 2015

                                     [CHART]

            The U.S. Large Cap Value Series       Russell 1000/R/ Value Index
            -------------------------------       ---------------------------
 10/31/2005            $10,000                            $10,000
 11/30/2005             10,399                             10,327
 12/31/2005             10,413                             10,389
  1/31/2006             10,910                             10,792
  2/28/2006             10,873                             10,858
  3/31/2006             11,067                             11,005
  4/30/2006             11,377                             11,285
  5/31/2006             11,170                             11,000
  6/30/2006             11,266                             11,070
  7/31/2006             11,104                             11,339
  8/31/2006             11,286                             11,529
  9/30/2006             11,599                             11,759
 10/31/2006             12,059                             12,144
 11/30/2006             12,288                             12,421
 12/31/2006             12,534                             12,700
  1/31/2007             12,900                             12,862
  2/28/2007             12,706                             12,662
  3/31/2007             12,795                             12,857
  4/30/2007             13,339                             13,332
  5/31/2007             13,889                             13,813
  6/30/2007             13,665                             13,491
  7/31/2007             12,819                             12,867
  8/31/2007             12,573                             13,011
  9/30/2007             12,901                             13,458
 10/31/2007             12,974                             13,459
 11/30/2007             12,249                             12,801
 12/31/2007             12,208                             12,678
  1/31/2008             11,742                             12,170
  2/29/2008             11,382                             11,660
  3/31/2008             11,276                             11,573
  4/30/2008             11,986                             12,137
  5/31/2008             12,274                             12,117
  6/30/2008             10,929                             10,957
  7/31/2008             10,810                             10,918
  8/31/2008             11,019                             11,104
  9/30/2008             10,029                             10,288
 10/31/2008              7,775                              8,507
 11/30/2008              7,012                              7,897
 12/31/2008              7,240                              8,006
  1/31/2009              6,381                              7,086
  2/28/2009              5,486                              6,139
  3/31/2009              6,029                              6,664
  4/30/2009              7,004                              7,378
  5/31/2009              7,540                              7,834
  6/30/2009              7,448                              7,777
  7/31/2009              8,157                              8,413
  8/31/2009              8,711                              8,853
  9/30/2009              9,092                              9,195
 10/31/2009              8,700                              8,914
 11/30/2009              9,190                              9,416
 12/31/2009              9,444                              9,583
  1/31/2010              9,225                              9,313
  2/28/2010              9,623                              9,607
  3/31/2010             10,373                             10,233
  4/30/2010             10,702                             10,498
  5/31/2010              9,784                              9,635
  6/30/2010              9,046                              9,092
  7/31/2010              9,755                              9,708
  8/31/2010              9,167                              9,292
  9/30/2010             10,061                             10,013
 10/31/2010             10,436                             10,314
 11/30/2010             10,355                             10,259
 12/31/2010             11,365                             11,069
  1/31/2011             11,728                             11,319
  2/28/2011             12,363                             11,737
  3/31/2011             12,421                             11,783
  4/30/2011             12,738                             12,097
  5/31/2011             12,553                             11,969
  6/30/2011             12,334                             11,724
  7/31/2011             11,769                             11,335
  8/31/2011             10,777                             10,628
  9/30/2011              9,686                              9,824
 10/31/2011             11,030                             10,949
 11/30/2011             10,938                             10,893
 12/31/2011             11,025                             11,112
  1/31/2012             11,573                             11,532
  2/29/2012             12,242                             11,992
  3/31/2012             12,467                             12,348
  4/30/2012             12,213                             12,222
  5/31/2012             11,348                             11,505
  6/30/2012             11,959                             12,076
  7/31/2012             12,075                             12,201
  8/31/2012             12,553                             12,466
  9/30/2012             13,015                             12,862
 10/31/2012             13,050                             12,799
 11/30/2012             13,078                             12,793
 12/31/2012             13,476                             13,058
  1/31/2013             14,417                             13,906
  2/28/2013             14,601                             14,106
  3/31/2013             15,299                             14,665
  4/30/2013             15,461                             14,886
  5/31/2013             16,096                             15,269
  6/30/2013             15,917                             15,134
  7/31/2013             16,869                             15,951
  8/31/2013             16,372                             15,346
  9/30/2013             16,851                             15,730
 10/31/2013             17,705                             16,419
 11/30/2013             18,449                             16,877
 12/31/2013             18,940                             17,305
  1/31/2014             18,190                             16,690
  2/28/2014             18,807                             17,412
  3/31/2014             19,251                             17,828
  4/30/2014             19,378                             17,997
  5/31/2014             19,805                             18,261
  6/30/2014             20,342                             18,738
  7/31/2014             20,197                             18,418
  8/31/2014             20,838                             19,095
  9/30/2014             20,324                             18,701
 10/31/2014             20,480                             19,122
 11/30/2014             20,722                             19,513
 12/31/2014             20,878                             19,633
  1/31/2015             19,845                             18,848
  2/28/2015             21,247                             19,760
  3/31/2015             20,843                             19,491
  4/30/2015             21,265                             19,673
  5/31/2015             21,501                             19,910
  6/30/2015             21,155                             19,512
  7/31/2015             21,103                             19,598
  8/31/2015             19,822                             18,430
  9/30/2015             19,188                             17,874
 10/31/2015             20,751                             19,223

                                                                                 Past performance is not predictive of
                                                                                 future performance.
                                                                                 The returns shown do not reflect the
                                                                                 deduction of taxes that a shareholder
                                                                                 would pay on fund distributions or the
           Average Annual         One          Five           Ten                redemption of fund shares.
           Total Return           Year         Years         Years               Russell data copyright (C) Russell
           --------------------------------------------------------------        Investment Group 1995-2015, all rights
                                  1.32%        14.74%        7.57%               reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE DFA INTERNATIONAL VALUE SERIES VS.
MSCI WORLD EX USA INDEX (NET DIVIDENDS)
October 31, 2005-October 31, 2015

                                    [CHART]

                        The DFA International             MSCI World ex
                             Value Series           USA Index (net dividends)
                        ---------------------      --------------------------
  10/31/2005                  $10,000                     $10,000
  11/30/2005                   10,178                      10,265
  12/31/2005                   10,677                      10,741
   1/31/2006                   11,406                      11,420
   2/28/2006                   11,515                      11,382
   3/31/2006                   12,001                      11,743
   4/30/2006                   12,609                      12,304
   5/31/2006                   12,098                      11,837
   6/30/2006                   12,022                      11,822
   7/31/2006                   12,207                      11,932
   8/31/2006                   12,627                      12,271
   9/30/2006                   12,802                      12,262
  10/31/2006                   13,370                      12,746
  11/30/2006                   13,815                      13,126
  12/31/2006                   14,354                      13,502
   1/31/2007                   14,624                      13,584
   2/28/2007                   14,611                      13,693
   3/31/2007                   15,084                      14,044
   4/30/2007                   15,845                      14,683
   5/31/2007                   16,387                      15,009
   6/30/2007                   16,267                      15,024
   7/31/2007                   15,815                      14,816
   8/31/2007                   15,638                      14,602
   9/30/2007                   16,454                      15,432
  10/31/2007                   17,252                      16,102
  11/30/2007                   16,207                      15,473
  12/31/2007                   15,858                      15,182
   1/31/2008                   14,573                      13,813
   2/29/2008                   14,388                      14,063
   3/31/2008                   14,560                      13,863
   4/30/2008                   15,211                      14,633
   5/31/2008                   15,218                      14,855
   6/30/2008                   13,713                      13,700
   7/31/2008                   13,325                      13,212
   8/31/2008                   12,768                      12,702
   9/30/2008                   11,277                      10,868
  10/31/2008                    8,449                       8,607
  11/30/2008                    7,931                       8,140
  12/31/2008                    8,530                       8,569
   1/31/2009                    7,353                       7,770
   2/28/2009                    6,450                       6,983
   3/31/2009                    7,153                       7,443
   4/30/2009                    8,471                       8,403
   5/31/2009                    9,730                       9,466
   6/30/2009                    9,582                       9,368
   7/31/2009                   10,722                      10,248
   8/31/2009                   11,337                      10,739
   9/30/2009                   11,914                      11,182
  10/31/2009                   11,440                      11,002
  11/30/2009                   11,781                      11,275
  12/31/2009                   11,914                      11,454
   1/31/2010                   11,226                      10,917
   2/28/2010                   11,270                      10,906
   3/31/2010                   12,159                      11,608
   4/30/2010                   11,951                      11,435
   5/31/2010                   10,552                      10,173
   6/30/2010                   10,367                      10,026
   7/31/2010                   11,663                      10,953
   8/31/2010                   11,092                      10,626
   9/30/2010                   12,285                      11,645
  10/31/2010                   12,714                      12,060
  11/30/2010                   12,077                      11,549
  12/31/2010                   13,203                      12,479
   1/31/2011                   13,765                      12,748
   2/28/2011                   14,225                      13,220
   3/31/2011                   13,832                      12,956
   4/30/2011                   14,573                      13,661
   5/31/2011                   14,047                      13,256
   6/30/2011                   13,854                      13,067
   7/31/2011                   13,410                      12,852
   8/31/2011                   11,974                      11,765
   9/30/2011                   10,663                      10,584
  10/31/2011                   11,692                      11,613
  11/30/2011                   11,307                      11,076
  12/31/2011                   11,004                      10,956
   1/31/2012                   11,744                      11,547
   2/29/2012                   12,359                      12,182
   3/31/2012                   12,255                      12,092
   4/30/2012                   11,818                      11,887
   5/31/2012                   10,359                      10,531
   6/30/2012                   11,092                      11,221
   7/31/2012                   11,048                      11,361
   8/31/2012                   11,507                      11,685
   9/30/2012                   11,914                      12,040
  10/31/2012                   12,062                      12,125
  11/30/2012                   12,255                      12,380
  12/31/2012                   12,855                      12,754
   1/31/2013                   13,462                      13,381
   2/28/2013                   13,055                      13,248
   3/31/2013                   13,099                      13,353
   4/30/2013                   13,743                      13,961
   5/31/2013                   13,580                      13,648
   6/30/2013                   13,099                      13,137
   7/31/2013                   13,995                      13,836
   8/31/2013                   13,899                      13,658
   9/30/2013                   14,943                      14,623
  10/31/2013                   15,461                      15,113
  11/30/2013                   15,520                      15,206
  12/31/2013                   15,861                      15,435
   1/31/2014                   15,283                      14,812
   2/28/2014                   16,157                      15,620
   3/31/2014                   16,039                      15,550
   4/30/2014                   16,313                      15,796
   5/31/2014                   16,498                      16,040
   6/30/2014                   16,698                      16,268
   7/31/2014                   16,328                      15,978
   8/31/2014                   16,335                      15,991
   9/30/2014                   15,617                      15,334
  10/31/2014                   15,350                      15,090
  11/30/2014                   15,358                      15,276
  12/31/2014                   14,787                      14,768
   1/31/2015                   14,691                      14,715
   2/28/2015                   15,743                      15,595
   3/31/2015                   15,409                      15,334
   4/30/2015                   16,253                      15,998
   5/31/2015                   16,261                      15,859
   6/30/2015                   15,794                      15,408
   7/31/2015                   15,639                      15,652
   8/31/2015                   14,476                      14,512
   9/30/2015                   13,492                      13,780                Past performance is not predictive of
  10/31/2015                   14,528                      14,816                future performance.
                                                                                 The returns shown do not reflect the
                                                                                 deduction of taxes that a shareholder
           Average Annual          One          Five          Ten                would pay on fund distributions or the
           Total Return            Year         Years        Years               redemption of fund shares.
           --------------------------------------------------------------        MSCI data copyright MSCI 2015, all
                                  -5.35%        2.70%        3.81%               rights reserved.

--------------------------------------------------------------------------------

                       THE DFA INVESTMENT TRUST COMPANY

                     MANAGEMENT'S DISCUSSION AND ANALYSIS
                                  (Unaudited)


 U.S. Equity Market                          12 Months Ended October 31, 2015

   U.S. equities had positive returns during the period. The broad U.S. equity market, as measured by the Russell 3000(R) Index, gained approximately 4.5%. Large-cap stocks outperformed small-cap stocks as measured by the Russell indices.

              Total Return for 12 Months Ended October 31, 2015
               -------------------------------------------------

              Russell 3000(R) Index........................ 4.49%
              Russell Microcap(R) Index (micro-cap stocks). 0.82%
              Russell 2000(R) Index (small-cap stocks)..... 0.34%
              Russell 1000(R) Index (large-cap stocks)..... 4.86%
              Dow Jones U.S. Select REIT Index/SM/......... 6.87%

   Growth stocks outperformed value stocks as measured by the Russell indices.

               Total Return for 12 Months Ended October 31, 2015
               -------------------------------------------------

         Russell 2000(R) Value Index (small-cap value stocks)... -2.88%
         Russell 2000(R) Growth Index (small-cap growth stocks).  3.52%
         Russell 1000(R) Value Index (large-cap value stocks)...  0.53%
         Russell 1000(R) Growth Index (large-cap growth stocks).  9.18%

----------
Source: Russell data copyright (C) Russell Investment Group 1995-2015, all rights reserved.

   Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") believes that among the most important factors explaining differences in the behavior of diversified equity portfolios are the market capitalization and value/growth characteristics of the portfolios' holdings. Value characteristics are a function of stock price relative to one or more fundamental characteristics such as book value, earnings, or dividends.

   For many Dimensional U.S. equity portfolios, differences in returns over the period were primarily attributable to differences in value/growth and size characteristics as well as the exclusion of REIT securities from most Dimensional portfolios and the exclusion of securities of highly regulated utilities from most value strategies. For many portfolios, the construction approach used by Dimensional generally resulted in portfolios with greater weight in value, small-cap, and/or micro-cap companies relative to widely used benchmarks.

Domestic Equity Series' Performance Overview

The U.S. Large Cap Value Series

   The U.S. Large Cap Value Series is designed to capture the returns of U.S. large-cap value stocks. Value is measured primarily by book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2015, the Series held approximately 300 securities. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Series' assets.

   For the 12 months ended October 31, 2015, total returns were 1.32% for the Series and 0.53% for the Russell 1000(R) Value Index. As a result of the Series' diversified investment approach, performance was determined principally by broad trends in the U.S. equity market rather than the behavior of a limited number of stocks. The Series had a smaller allocation than the Index to the largest market cap stocks and a greater allocation to the remainder of the eligible large-cap universe, which benefited relative performance as the largest market cap value stocks underperformed.

 International Equity Market Review          12 Months Ended October 31, 2015

   Performance of non-U.S. developed markets was varied for the period. Small-cap stocks and growth stocks had positive returns while large-cap stocks and value stocks had negative returns. As measured by the MSCI World ex USA indices, small-cap stocks outperformed large-cap stocks, and growth stocks outperformed value stocks.

                       12 Months Ended October 31, 2015
                       --------------------------------
                                              Return in U.S. Dollars
           -                                  ----------------------
           MSCI World ex USA Index...........         -1.81%
           MSCI World ex USA Small Cap Index.          4.66%
           MSCI World ex USA Value Index.....         -5.92%
           MSCI World ex USA Growth Index....          2.33%

   During the period, the U.S. dollar (USD) appreciated against most developed markets currencies, decreasing USD-denominated returns in developed markets.

                           12 Months Ended October 31, 2015
                            --------------------------------

Ten Largest Foreign Developed Markets by Market Cap  Local Return Return in U.S. Dollars
---------------------------------------------------  ------------ ----------------------
                  United Kingdom....................     0.01%             -3.45%
                  Japan.............................    17.41%              9.07%
                  Canada............................    -5.27%            -18.37%
                  France............................    18.69%              4.64%
                  Switzerland.......................     3.70%              1.25%
                  Germany...........................    16.20%              2.45%
                  Australia.........................    -2.25%            -20.66%
                  Spain.............................     0.50%            -11.40%
                  Hong Kong.........................    -1.73%             -1.67%
                  Sweden............................     9.47%             -4.59%

----------
Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2015, all rights reserved.

International Equity Series' Performance Overview

The DFA International Value Series

   The DFA International Value Series is designed to capture the returns of international large company value stocks. Value is measured primarily by book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2015, the Series held approximately 520 securities in 22 eligible developed countries. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Series' assets.

   For the 12 months ending October 31, 2015, total returns were -5.35% for the Series and -1.81% for the MSCI World ex USA Index (net dividends). As a result of the Series' diversified investment approach, performance was determined principally by broad trends in international equity markets rather than the behavior of a limited number of stocks. The Series had significantly greater exposure than the Index to value stocks. Value stocks generally underperformed during the period, which detracted from the Series' relative performance. Differences in the valuation timing and methodology between the Series and the Index generally detracted from the Series' relative performance. The Series prices foreign exchange rates at the closing of the U.S. markets while the Index uses rates at 4 p.m. London time. The Series also may use fair value pricing to price certain portfolio securities at the closing of the U.S. markets while the Index uses local market closing prices.

                       THE DFA INVESTMENT TRUST COMPANY

                          DISCLOSURE OF FUND EXPENSES
                                  (Unaudited)


   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   Actual Fund Return

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   Hypothetical Example for Comparison Purposes

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                            Six Months Ended October 31, 2015
  EXPENSE TABLES
                                      Beginning  Ending              Expenses
                                       Account  Account   Annualized   Paid
                                        Value    Value     Expense    During
                                      05/01/15  10/31/15    Ratio*   Period*
                                      --------- --------- ---------- --------
  The U.S. Large Cap Value Series
  -------------------------------
  Actual Fund Return................. $1,000.00 $  975.90    0.11%    $0.55
  Hypothetical 5% Annual Return...... $1,000.00 $1,024.65    0.11%    $0.56

  The DFA International Value Series
  ----------------------------------
  Actual Fund Return................. $1,000.00 $  893.80    0.22%    $1.05
  Hypothetical 5% Annual Return...... $1,000.00 $1,024.10    0.22%    $1.12

----------

* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.

                       THE DFA INVESTMENT TRUST COMPANY

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (Unaudited)


   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For The DFA Investment Trust Company, this would be for the fiscal quarters ending
January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-Q with the SEC on September 29, 2015. They are available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS

                        The U.S. Large Cap Value Series
              Consumer Discretionary.......................  14.0%
              Consumer Staples.............................   5.2%
              Energy.......................................  16.1%
              Financials...................................  21.5%
              Health Care..................................  11.8%
              Industrials..................................  12.3%
              Information Technology.......................  10.8%
              Materials....................................   3.3%
              Other........................................    --
              Telecommunication Services...................   4.7%
              Utilities....................................   0.3%
                                                            -----
                                                            100.0%

                      The DFA International Value Series
              Consumer Discretionary.......................  12.4%
              Consumer Staples.............................   3.7%
              Energy.......................................  14.4%
              Financials...................................  34.7%
              Health Care..................................   0.9%
              Industrials..................................  10.4%
              Information Technology.......................   3.3%
              Materials....................................  11.8%
              Other........................................    --
              Telecommunication Services...................   5.9%
              Utilities....................................   2.5%
                                                            -----
                                                            100.0%

                        THE U.S. LARGE CAP VALUE SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2015

                                                                               Percentage
                                                     Shares       Value+     of Net Assets**
                                                     ------       ------     ---------------
COMMON STOCKS -- (95.4%)
Consumer Discretionary -- (13.3%)
    Comcast Corp. Class A.........................  9,482,510 $  593,794,776            3.1%
#   Comcast Corp. Special Class A.................  2,635,567    165,276,407            0.9%
    Ford Motor Co................................. 14,411,800    213,438,758            1.1%
    General Motors Co.............................  5,492,031    191,726,802            1.0%
    Time Warner Cable, Inc........................  1,876,119    355,336,939            1.9%
    Time Warner, Inc..............................  4,297,753    323,792,711            1.7%
    Other Securities..............................               819,458,486            4.2%
                                                              --------------           -----
Total Consumer Discretionary......................             2,662,824,879           13.9%
                                                              --------------           -----
Consumer Staples -- (5.0%)
    Archer-Daniels-Midland Co.....................  2,748,548    125,498,702            0.7%
    CVS Health Corp...............................  3,364,257    332,321,306            1.7%
    Mondelez International, Inc. Class A..........  3,818,531    176,263,391            0.9%
    Other Securities..............................               364,331,183            1.9%
                                                              --------------           -----
Total Consumer Staples............................               998,414,582            5.2%
                                                              --------------           -----
Energy -- (15.3%)
    Anadarko Petroleum Corp.......................  2,015,789    134,815,968            0.7%
    Chevron Corp..................................  6,389,725    580,698,208            3.0%
    ConocoPhillips................................  6,174,431    329,405,894            1.7%
    Exxon Mobil Corp..............................  7,571,926    626,501,157            3.3%
    Marathon Petroleum Corp.......................  2,604,266    134,900,979            0.7%
    Occidental Petroleum Corp.....................  2,051,160    152,893,466            0.8%
    Phillips 66...................................  2,055,820    183,070,771            1.0%
    Valero Energy Corp............................  2,806,975    185,035,792            1.0%
    Other Securities..............................               737,288,899            3.9%
                                                              --------------           -----
Total Energy......................................             3,064,611,134           16.1%
                                                              --------------           -----
Financials -- (20.5%)
    American International Group, Inc.............  3,536,873    223,035,211            1.2%
    Bank of America Corp.......................... 15,546,531    260,870,790            1.4%
    Bank of New York Mellon Corp. (The)...........  2,959,920    123,280,668            0.7%
    Capital One Financial Corp....................  2,074,942    163,712,924            0.9%
    Citigroup, Inc................................  4,980,715    264,824,617            1.4%
    Goldman Sachs Group, Inc. (The)...............  1,523,888    285,729,000            1.5%
    Hartford Financial Services Group, Inc. (The).  2,644,794    122,348,170            0.6%
    JPMorgan Chase & Co........................... 10,421,544    669,584,202            3.5%
    MetLife, Inc..................................  2,189,692    110,316,683            0.6%
    Morgan Stanley................................  3,524,427    116,200,358            0.6%
    PNC Financial Services Group, Inc. (The)......  1,273,146    114,914,158            0.6%
    Travelers Cos., Inc. (The)....................  1,130,153    127,582,972            0.7%
    Wells Fargo & Co..............................  2,083,146    112,781,524            0.6%
    Other Securities..............................             1,406,483,007            7.2%
                                                              --------------           -----
Total Financials..................................             4,101,664,284           21.5%
                                                              --------------           -----
Health Care -- (11.3%)
    Aetna, Inc....................................  2,009,110    230,605,646            1.2%
*   Allergan P.L.C................................    496,938    153,290,465            0.8%
#   Anthem, Inc...................................  1,532,858    213,297,191            1.1%
#*  Express Scripts Holding Co....................  2,842,416    245,527,894            1.3%
    Humana, Inc...................................    707,042    126,298,912            0.7%
    Pfizer, Inc................................... 21,021,501    710,947,164            3.7%
    Thermo Fisher Scientific, Inc.................  1,268,522    165,897,307            0.9%
    Other Securities..............................               411,377,957            2.1%
                                                              --------------           -----
Total Health Care.................................             2,257,242,536           11.8%
                                                              --------------           -----

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                                                       Percentage
                                                            Shares       Value+      of Net Assets**
                                                            ------       ------      ---------------
Industrials -- (11.8%)
      CSX Corp...........................................  5,382,618 $   145,276,860            0.8%
      FedEx Corp.........................................    843,839     131,681,076            0.7%
      General Electric Co................................ 19,532,516     564,880,363            3.0%
      Norfolk Southern Corp..............................  1,598,000     127,887,940            0.7%
      Southwest Airlines Co..............................  3,733,160     172,807,976            0.9%
      Stanley Black & Decker, Inc........................  1,095,910     116,144,542            0.6%
      Union Pacific Corp.................................  1,819,501     162,572,414            0.9%
      Other Securities...................................                931,311,189            4.7%
                                                                     ---------------          ------
Total Industrials........................................              2,352,562,360           12.3%
                                                                     ---------------          ------
Information Technology -- (10.3%)
      Cisco Systems, Inc................................. 13,742,784     396,479,319            2.1%
      EMC Corp...........................................  6,310,731     165,467,367            0.9%
      Fidelity National Information Services, Inc........  1,504,505     109,708,505            0.6%
      Hewlett-Packard Co.................................  9,619,949     259,353,825            1.4%
      Intel Corp......................................... 11,297,597     382,536,635            2.0%
      Other Securities...................................                753,326,604            3.8%
                                                                     ---------------          ------
Total Information Technology.............................              2,066,872,255           10.8%
                                                                     ---------------          ------
Materials -- (3.2%)
      Other Securities...................................                631,231,680            3.3%
                                                                     ---------------          ------
Telecommunication Services -- (4.4%)
      AT&T, Inc.......................................... 21,699,651     727,155,305            3.8%
      Other Securities...................................                163,622,086            0.9%
                                                                     ---------------          ------
Total Telecommunication Services.........................                890,777,391            4.7%
                                                                     ---------------          ------
Utilities -- (0.3%)
      Other Securities...................................                 56,891,951            0.3%
                                                                     ---------------          ------
TOTAL COMMON STOCKS......................................             19,083,093,052           99.9%
                                                                     ---------------          ------

RIGHTS/WARRANTS -- (0.0%)
      Other Securities...................................                    208,567            0.0%
                                                                     ---------------          ------
TOTAL INVESTMENT SECURITIES..............................             19,083,301,619
                                                                     ---------------

TEMPORARY CASH INVESTMENTS -- (0.0%)
      State Street Institutional Liquid Reserves, 0.140%.  9,754,555       9,754,555            0.1%
                                                                     ---------------          ------

SECURITIES LENDING COLLATERAL -- (4.6%)
(S)@  DFA Short Term Investment Fund..................... 79,199,929     916,343,183            4.8%
                                                                     ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $14,362,076,197)...............................              $20,009,399,357          104.8%
                                                                     ===============          ======

THE U.S. LARGE CAP VALUE SERIES
CONTINUED


Summary of the Series' investments as of October 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     Investments in Securities (Market Value)
                               ----------------------------------------------------
                                   Level 1       Level 2    Level 3      Total
                               --------------- ------------ ------- ---------------
Common Stocks
  Consumer Discretionary...... $ 2,662,824,879           --   --    $ 2,662,824,879
  Consumer Staples............     998,414,582           --   --        998,414,582
  Energy......................   3,064,611,134           --   --      3,064,611,134
  Financials..................   4,101,664,284           --   --      4,101,664,284
  Health Care.................   2,257,242,536           --   --      2,257,242,536
  Industrials.................   2,352,562,360           --   --      2,352,562,360
  Information Technology......   2,066,872,255           --   --      2,066,872,255
  Materials...................     631,231,680           --   --        631,231,680
  Telecommunication Services..     890,777,391           --   --        890,777,391
  Utilities...................      56,891,951           --   --         56,891,951
Rights/Warrants...............              -- $    208,567   --            208,567
Temporary Cash Investments....       9,754,555           --   --          9,754,555
Securities Lending Collateral.              --  916,343,183   --        916,343,183
                               --------------- ------------   --    ---------------
TOTAL......................... $19,092,847,607 $916,551,750   --    $20,009,399,357
                               =============== ============   ==    ===============

                See accompanying Notes to Financial Statements.

                      THE DFA INTERNATIONAL VALUE SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2015

                                                                 Percentage
                                         Shares     Value++    of Net Assets**
                                         ------     -------    ---------------
 COMMON STOCKS -- (94.9%)
 AUSTRALIA -- (5.6%)
     BHP Billiton, Ltd................  5,172,675 $ 84,835,680            0.9%
     BHP Billiton, Ltd. Sponsored ADR.  1,465,288   48,193,322            0.5%
     Macquarie Group, Ltd.............    982,233   59,473,059            0.6%
     Other Securities.................             344,551,404            3.8%
                                                  ------------            ----
 TOTAL AUSTRALIA......................             537,053,465            5.8%
                                                  ------------            ----
 AUSTRIA -- (0.1%)
     Other Securities.................              10,400,098            0.1%
                                                  ------------            ----
 BELGIUM -- (1.3%)
     Other Securities.................             124,483,972            1.3%
                                                  ------------            ----
 CANADA -- (7.4%)
     Bank of Montreal.................  1,105,966   64,245,565            0.7%
     Manulife Financial Corp..........  3,287,435   54,505,652            0.6%
     Suncor Energy, Inc...............  3,750,370  111,599,034            1.2%
     Other Securities.................             479,872,309            5.2%
                                                  ------------            ----
 TOTAL CANADA.........................             710,222,560            7.7%
                                                  ------------            ----
 DENMARK -- (1.6%)
     Other Securities.................             153,265,271            1.7%
                                                  ------------            ----
 FINLAND -- (0.6%)
     Other Securities.................              60,810,526            0.7%
                                                  ------------            ----
 FRANCE -- (9.3%)
     AXA SA...........................  4,004,754  106,879,326            1.2%
     BNP Paribas SA...................  1,005,680   60,941,389            0.7%
 #   Cie de Saint-Gobain..............  1,789,605   74,914,737            0.8%
     Engie SA.........................  3,247,971   56,842,074            0.6%
     Orange SA........................  4,969,645   87,623,255            0.9%
     Renault SA.......................    759,515   71,564,612            0.8%
     Societe Generale SA..............  1,935,625   89,896,621            1.0%
 #   Total SA.........................  3,202,849  154,885,992            1.7%
     Other Securities.................             191,929,736            2.0%
                                                  ------------            ----
 TOTAL FRANCE.........................             895,477,742            9.7%
                                                  ------------            ----
 GERMANY -- (7.3%)
     Allianz SE.......................    730,758  127,932,134            1.4%
     Allianz SE Sponsored ADR.........  2,811,910   49,349,021            0.5%
     Bayerische Motoren Werke AG......    836,920   85,724,339            0.9%
     Daimler AG.......................  2,214,556  192,032,407            2.1%
     Other Securities.................             250,012,427            2.7%
                                                  ------------            ----
 TOTAL GERMANY........................             705,050,328            7.6%
                                                  ------------            ----
 HONG KONG -- (2.2%)
     Other Securities.................             213,300,423            2.3%
                                                  ------------            ----
 IRELAND -- (0.3%)
     Other Securities.................              25,921,424            0.3%
                                                  ------------            ----
 ISRAEL -- (0.4%)
     Other Securities.................              35,459,088            0.4%
                                                  ------------            ----
 ITALY -- (1.8%)
     UniCredit SpA.................... 10,827,146   69,911,588            0.7%
     Other Securities.................             104,201,022            1.2%
                                                  ------------            ----
 TOTAL ITALY..........................             174,112,610            1.9%
                                                  ------------            ----

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                                Percentage
                                                      Shares      Value++     of Net Assets**
                                                      ------      -------     ---------------
JAPAN -- (21.4%)
    Hitachi, Ltd...................................  7,531,000 $   43,444,754            0.5%
    Honda Motor Co., Ltd...........................  3,334,800    110,316,638            1.2%
    ITOCHU Corp....................................  3,608,800     45,156,836            0.5%
    Mitsubishi UFJ Financial Group, Inc............ 21,459,506    138,789,997            1.5%
    Mizuho Financial Group, Inc.................... 51,633,200    106,356,355            1.2%
    Nissan Motor Co., Ltd..........................  5,844,900     60,589,514            0.7%
#   Sumitomo Mitsui Financial Group, Inc...........  2,728,500    108,849,809            1.2%
    Other Securities...............................             1,441,016,272           15.5%
                                                               --------------           -----
TOTAL JAPAN........................................             2,054,520,175           22.3%
                                                               --------------           -----
NETHERLANDS -- (2.8%)
    ING Groep NV...................................  6,261,830     91,466,780            1.0%
    Koninklijke Philips NV.........................  1,816,357     48,966,694            0.5%
    Other Securities...............................               128,818,636            1.4%
                                                               --------------           -----
TOTAL NETHERLANDS..................................               269,252,110            2.9%
                                                               --------------           -----
NEW ZEALAND -- (0.1%)
    Other Securities...............................                 6,670,339            0.1%
                                                               --------------           -----
NORWAY -- (0.6%)
    Other Securities...............................                61,668,622            0.7%
                                                               --------------           -----
PORTUGAL -- (0.0%)
    Other Securities...............................                 4,300,068            0.0%
                                                               --------------           -----
SINGAPORE -- (1.0%)
    Other Securities...............................                91,074,356            1.0%
                                                               --------------           -----
SPAIN -- (2.9%)
    Banco Santander SA............................. 19,371,024    108,210,378            1.2%
    Iberdrola SA................................... 14,302,198    101,990,959            1.1%
    Other Securities...............................                70,374,756            0.7%
                                                               --------------           -----
TOTAL SPAIN........................................               280,576,093            3.0%
                                                               --------------           -----
SWEDEN -- (3.0%)
    Svenska Cellulosa AB SCA Class B...............  2,234,256     65,807,693            0.7%
    Telefonaktiebolaget LM Ericsson Class B........  4,879,427     47,489,038            0.5%
    Other Securities...............................               174,423,981            1.9%
                                                               --------------           -----
TOTAL SWEDEN.......................................               287,720,712            3.1%
                                                               --------------           -----
SWITZERLAND -- (8.5%)
    ABB, Ltd.......................................  4,761,575     89,830,421            1.0%
    Adecco SA......................................    640,328     47,598,969            0.5%
    Cie Financiere Richemont SA....................    928,099     79,582,225            0.9%
    LafargeHolcim, Ltd.............................    932,270     52,500,549            0.6%
    Swiss Re AG....................................  1,037,390     96,301,702            1.0%
    UBS Group AG...................................  2,463,478     49,201,633            0.5%
    Zurich Insurance Group AG......................    343,651     90,689,469            1.0%
    Other Securities...............................               316,311,917            3.4%
                                                               --------------           -----
TOTAL SWITZERLAND..................................               822,016,885            8.9%
                                                               --------------           -----
UNITED KINGDOM -- (16.7%)
    Barclays P.L.C. Sponsored ADR..................  5,103,338     72,620,500            0.8%
    BP P.L.C. Sponsored ADR........................  8,753,160    312,487,811            3.4%
    HSBC Holdings P.L.C............................ 20,428,278    159,605,431            1.7%
#   HSBC Holdings P.L.C. Sponsored ADR.............  2,554,625     99,809,198            1.1%
    Royal Dutch Shell P.L.C. Class A...............  1,867,596     48,757,978            0.5%
    Royal Dutch Shell P.L.C. Sponsored ADR Class A.  1,338,497     70,217,553            0.8%
#   Royal Dutch Shell P.L.C. Sponsored ADR Class B.  3,323,210    175,099,935            1.9%

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                       Percentage
                                             Shares      Value++     of Net Assets**
                                             ------      -------     ---------------
UNITED KINGDOM -- (Continued)
      Standard Chartered P.L.C............  4,035,713 $   44,798,973            0.5%
      Vodafone Group P.L.C................ 58,351,986    192,032,427            2.1%
      Vodafone Group P.L.C. Sponsored ADR.  4,011,201    132,249,306            1.4%
      Other Securities....................               295,091,397            3.2%
                                                      --------------          ------
TOTAL UNITED KINGDOM......................             1,602,770,509           17.4%
                                                      --------------          ------
TOTAL COMMON STOCKS.......................             9,126,127,376           98.9%
                                                      --------------          ------

PREFERRED STOCKS -- (0.6%)
GERMANY -- (0.6%)
      Volkswagen AG.......................    396,506     47,594,617            0.5%
      Other Securities....................                13,660,500            0.2%
                                                      --------------          ------
TOTAL GERMANY.............................                61,255,117            0.7%
                                                      --------------          ------
TOTAL PREFERRED STOCKS....................                61,255,117            0.7%
                                                      --------------          ------

RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
      Other Securities....................                        --            0.0%
                                                      --------------          ------
SPAIN -- (0.0%)
      Other Securities....................                 1,065,068            0.0%
                                                      --------------          ------
TOTAL RIGHTS/WARRANTS.....................                 1,065,068            0.0%
                                                      --------------          ------
TOTAL INVESTMENT SECURITIES...............             9,188,447,561
                                                      --------------

                                                         Value+
                                               -         ------             -
SECURITIES LENDING COLLATERAL -- (4.5%)
(S)@  DFA Short Term Investment Fund...... 37,531,967    434,244,856            4.7%
                                                      --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $9,600,064,667).................              $9,622,692,417          104.3%
                                                      ==============          ======

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


Summary of the Series' investments as of October 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     Investments in Securities (Market Value)
                               ----------------------------------------------------
                                  Level 1        Level 2     Level 3     Total
                               -------------- -------------- ------- --------------
Common Stocks
  Australia................... $   57,726,184 $  479,327,281   --    $  537,053,465
  Austria.....................             --     10,400,098   --        10,400,098
  Belgium.....................      4,913,352    119,570,620   --       124,483,972
  Canada......................    710,222,560             --   --       710,222,560
  Denmark.....................             --    153,265,271   --       153,265,271
  Finland.....................      2,150,379     58,660,147   --        60,810,526
  France......................      4,266,340    891,211,402   --       895,477,742
  Germany.....................     72,150,156    632,900,172   --       705,050,328
  Hong Kong...................             --    213,300,423   --       213,300,423
  Ireland.....................      5,888,310     20,033,114   --        25,921,424
  Israel......................        788,648     34,670,440   --        35,459,088
  Italy.......................     25,889,612    148,222,998   --       174,112,610
  Japan.......................     63,194,952  1,991,325,223   --     2,054,520,175
  Netherlands.................     28,977,472    240,274,638   --       269,252,110
  New Zealand.................             --      6,670,339   --         6,670,339
  Norway......................     15,266,905     46,401,717   --        61,668,622
  Portugal....................             --      4,300,068   --         4,300,068
  Singapore...................             --     91,074,356   --        91,074,356
  Spain.......................      4,304,148    276,271,945   --       280,576,093
  Sweden......................      8,128,809    279,591,903   --       287,720,712
  Switzerland.................     41,604,334    780,412,551   --       822,016,885
  United Kingdom..............    891,654,132    711,116,377   --     1,602,770,509
Preferred Stocks
  Germany.....................             --     61,255,117   --        61,255,117
Rights/Warrants
  Australia...................             --             --   --                --
  Spain.......................             --      1,065,068   --         1,065,068
Securities Lending Collateral.             --    434,244,856   --       434,244,856
                               -------------- --------------   --    --------------
TOTAL......................... $1,937,126,293 $7,685,566,124   --    $9,622,692,417
                               ============== ==============   ==    ==============


                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2015
                            (Amounts in thousands)

                                                                                                The U.S.       The DFA
                                                                                                Large Cap   International
                                                                                              Value Series* Value Series*
                                                                                              ------------- -------------
ASSETS:
Investments at Value (including $1,499,202 and $418,689 of securities on loan, respectively).  $19,083,301   $9,188,447
Temporary Cash Investments at Value & Cost...................................................        9,755           --
Collateral from Securities on Loan Invested in Affiliate at Value & Cost.....................      916,343      434,245
Foreign Currencies at Value..................................................................           --       12,800
Cash.........................................................................................          157        2,677
Receivables:
  Investment Securities Sold.................................................................           --       10,770
  Dividends, Interest and Tax Reclaims.......................................................       27,939       27,006
  Securities Lending Income..................................................................          539          392
Unrealized Gain on Foreign Currency Contracts................................................           --            7
                                                                                               -----------   ----------
     Total Assets............................................................................   20,038,034    9,676,344
                                                                                               -----------   ----------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned...........................................................      916,343      434,245
  Investment Securities Purchased............................................................       25,249       12,024
  Due to Advisor.............................................................................        1,585        1,559
Unrealized Loss on Foreign Currency Contracts................................................           --            1
Accrued Expenses and Other Liabilities.......................................................          800          610
                                                                                               -----------   ----------
     Total Liabilities.......................................................................      943,977      448,439
                                                                                               -----------   ----------
NET ASSETS...................................................................................  $19,094,057   $9,227,905
                                                                                               ===========   ==========
Investments at Cost..........................................................................  $13,435,978   $9,165,820
                                                                                               ===========   ==========
Foreign Currencies at Cost...................................................................  $        --   $   12,765
                                                                                               ===========   ==========

----------
* See Note I in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2015
                            (Amounts in thousands)

                                                                                The U.S.      The DFA
                                                                               Large Cap   International
                                                                              Value Series Value Series
                                                                              ------------ -------------
Investment Income
  Dividends (Net of Foreign Taxes Withheld of $23 and $26,207, respectively). $   429,780   $   325,317
  Income from Securities Lending.............................................       4,643         9,274
                                                                              -----------   -----------
     Total Investment Income.................................................     434,423       334,591
                                                                              -----------   -----------
Expenses
  Investment Advisory Services Fees..........................................      18,802        18,962
  Accounting & Transfer Agent Fees...........................................         947           488
  Custodian Fees.............................................................         199           857
  Shareholders' Reports......................................................          47            24
  Directors'/Trustees' Fees & Expenses.......................................          92            46
  Professional Fees..........................................................         350           252
  Other......................................................................         262           155
                                                                              -----------   -----------
     Total Expenses..........................................................      20,699        20,784
                                                                              -----------   -----------
  Fees Paid Indirectly (Note C)..............................................          --           (19)
                                                                              -----------   -----------
  Net Expenses...............................................................      20,699        20,765
                                                                              -----------   -----------
  Net Investment Income (Loss)...............................................     413,724       313,826
                                                                              -----------   -----------
Realized and Unrealized Gain (Loss)
  Net Realized Gain (Loss) on:
    Investment Securities Sold...............................................     858,150       244,684
    Futures..................................................................         (43)           --
    Foreign Currency Transactions............................................          --        (5,879)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency...............................  (1,018,426)   (1,034,230)
    Translation of Foreign Currency Denominated Amounts......................          --           654
                                                                              -----------   -----------
  Net Realized and Unrealized Gain (Loss)....................................    (160,319)     (794,771)
                                                                              -----------   -----------
Net Increase (Decrease) in Net Assets Resulting from Operations.............. $   253,405   $  (480,945)
                                                                              ===========   ===========

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                               The U.S. Large Cap Value   The DFA International
                                                                        Series                 Value Series
                                                               ------------------------  -----------------------
                                                                   Year         Year         Year        Year
                                                                  Ended        Ended        Ended       Ended
                                                                 Oct. 31,     Oct. 31,     Oct. 31,    Oct. 31,
                                                                   2015         2014         2015        2014
                                                               -----------  -----------  -----------  ----------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)................................ $   413,724  $   318,905  $   313,826  $  419,781
  Net Realized Gain (Loss) on:
    Investment Securities Sold*...............................     858,150      755,725      244,684     173,096
    Futures...................................................         (43)          --           --          --
    Foreign Currency Transactions.............................          --           --       (5,879)     (1,763)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency................  (1,018,426)   1,319,300   (1,034,230)   (672,491)
    Translation of Foreign Currency Denominated Amounts.......          --           --          654      (1,379)
                                                               -----------  -----------  -----------  ----------
     Net Increase (Decrease) in Net Assets Resulting from
      Operations..............................................     253,405    2,393,930     (480,945)    (82,756)
                                                               -----------  -----------  -----------  ----------
Transactions in Interest:
  Contributions...............................................   1,769,181    1,721,914    1,070,207   1,022,273
  Withdrawals.................................................  (1,305,211)    (578,150)    (705,023)   (387,981)
                                                               -----------  -----------  -----------  ----------
     Net Increase (Decrease) from Transactions in Interest....     463,970    1,143,764      365,184     634,292
                                                               -----------  -----------  -----------  ----------
     Total Increase (Decrease) in Net Assets..................     717,375    3,537,694     (115,761)    551,536
Net Assets
  Beginning of Year...........................................  18,376,682   14,838,988    9,343,666   8,792,130
                                                               -----------  -----------  -----------  ----------
  End of Year................................................. $19,094,057  $18,376,682  $ 9,227,905  $9,343,666
                                                               ===========  ===========  ===========  ==========

----------
* Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS


                                                                      The U.S. Large Cap Value Series
                                                      --------------------------------------------------------------
                                                          Year         Year         Year         Year        Year
                                                         Ended        Ended        Ended        Ended       Ended
                                                        Oct. 31,     Oct. 31,     Oct. 31,     Oct. 31,    Oct. 31,
                                                          2015         2014         2013         2012        2011
---------------------------------------------------------------------------------------------------------------------
Total Return.........................................        1.32%       15.67%       35.68%       18.31%       5.69%
---------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).................. $19,094,057  $18,376,682  $14,838,988  $10,589,152  $9,335,107
Ratio of Expenses to Average Net Assets..............        0.11%        0.11%        0.11%        0.12%       0.12%
Ratio of Net Investment Income to Average Net Assets.        2.20%        1.90%        1.98%        2.15%       1.79%
Portfolio Turnover Rate..............................          16%          15%          15%          10%         14%
---------------------------------------------------------------------------------------------------------------------

                                                                            The DFA International Value Series
                                                              ------------------------------------------------------------
                                                                  Year         Year        Year        Year         Year
                                                                 Ended        Ended       Ended       Ended        Ended
                                                                Oct. 31,     Oct. 31,    Oct. 31,    Oct. 31,     Oct. 31,
                                                                  2015         2014        2013        2012         2011
----------------------------------------------------------------------------------------------------------------------------
Total Return.................................................      (5.35)%      (0.72)%      28.18%       3.17%      (8.04)%
----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).......................... $9,227,905   $9,343,666   $8,792,130  $7,238,249  $6,955,907
Ratio of Expenses to Average Net Assets......................       0.22%        0.22%        0.22%       0.24%       0.23%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid
 Indirectly).................................................       0.22%        0.22%        0.22%       0.24%       0.23%
Ratio of Net Investment Income to Average Net Assets.........       3.31%        4.50%        3.20%       3.75%       3.47%
Portfolio Turnover Rate......................................         21%          17%          15%         14%          9%
----------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                         NOTES TO FINANCIAL STATEMENTS


A. Organization:

   The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of eleven operational portfolios, two of which, The U.S. Large Cap Value Series and The DFA International Value Series (the "Series"), are presented in this report. The remaining portfolios are presented in separate reports.

B. Significant Accounting Policies:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Series utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Series' own assumptions in determining the fair value of investments)

   Securities held by the Series, including over-the-counter securities, are valued at the last quoted sale price at the close of the exchanges on which they are principally traded (official closing price). International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Series that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Series value the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Series may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   The DFA International Value Series (the "International Series") will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time that the net asset value of the International Series is computed.

Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Series prices its shares at the close of the NYSE, the International Series will fair value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the International Series' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the International Series has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Series utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the net asset value of the International Series. When the International Series uses fair value pricing, the values assigned to International Series' foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Listed derivatives, such as futures, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy.

   A summary of the inputs used to value the Series' investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Summary Schedules of Portfolio Holdings. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   For the year ended October 31, 2015, there were no significant transfers between Level 1 and Level 2 and no significant Level 3 investments held by the Series.

   2. Foreign Currency Translation: Securities and other assets and liabilities of the International Series whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

   The International Series does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities whether realized or unrealized.

   Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the International Series and the U.S. dollar equivalent amounts actually received or paid.

   3. Deferred Compensation Plan: Each eligible Director/Trustee of the Trust may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors/Trustees may defer payment of all or a portion of their total fees earned as a Director/Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

   Each Director/Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director/Trustee shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's/Trustee's deferred compensation until a date specified by such Director/Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director/Trustee ceases to be a member of the Board; and
(ii) five years following the effective date of the Director's/Trustee's first deferral election. If a Director/Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's/Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director/Trustee ceases to be a member of the Board (unless the Director/Trustee files an amended Notice selecting a different distribution date). As of October 31, 2015, none of the Directors/Trustees have requested or received a distribution of proceeds of a deferred fee account.

   4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Series estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities, utilizing the effective interest method. Expenses directly attributable to a Series are directly charged. Common expenses of the Trust or Series are allocated using methods approved by the Board, generally based on average net assets.

   The International Series may be subject to taxes imposed by countries in which it invests, with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The International Series accrues such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

C. Investment Advisor:

   The Advisor, Dimensional Fund Advisors LP, provides investment advisory services to each Series. On May 8, 2015 and June 10, 2015 at a Special Joint Meeting of Shareholders, shareholders of the Series approved new investment management agreements, which became effective July 21, 2015, that provide a uniform agreement that increases transparency and better describes all of the services that the Advisor provides to each Series. The rate charged to each Series under the new investment management agreement for investment management services is equal to the rate charged under each Series' previous investment advisory agreement with the Advisor. For the year ended October 31, 2015, the investment advisory services/management fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.10% and 0.20% of average daily net assets for The U.S. Large Cap Value Series and The DFA International Value Series, respectively.

Earned Income Credit:

   In addition, the Series have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of each Series' custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of each Series' net assets. During the year ended October 31, 2015, expenses reduced were as follows (amounts in thousands):

                                                     Fees Paid
                                                     Indirectly
                 -                                   ----------
                 The DFA International Value Series.    $19

Fees Paid to Officers and Directors/Trustees:

   Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Trust; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Trust. For the year ended October 31, 2015, the total related amounts paid by the Trust to the CCO were $84 (in thousands). The total related amounts paid by each of the Series are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

   At October 31, 2015, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

                    The U.S. Large Cap Value Series.... $417
                    The DFA International Value Series.  293

E. Purchases and Sales of Securities:

   For the year ended October 31, 2015, the Series made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

                                               Purchases    Sales
           -                                   ---------- ----------
           The U.S. Large Cap Value Series.... $4,001,677 $2,985,119
           The DFA International Value Series.  2,665,270  1,984,575

   There were no purchases or sales of long-term U.S. government securities.

F. Federal Income Taxes:

   The Series are treated as partnerships for federal income tax purposes and therefore, no provision for federal income taxes is required. Any net investment income and realized and unrealized gains and losses have been deemed to have been "passed down" to their respective partners.

   At October 31, 2015, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                          Net Unrealized
                                    Federal Tax  Unrealized   Unrealized   Appreciation
                                       Cost     Appreciation Depreciation (Depreciation)
                                    ----------- ------------ ------------ --------------
The U.S. Large Cap Value Series.... $4,362,076   $6,266,725  $  (619,402)   $5,647,323
The DFA International Value Series.  9,600,065    1,304,194   (1,281,566)       22,628

   The difference between book basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales and investments in passive foreign investment companies.

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed each Series' tax positions and has concluded that no additional provision for income tax is required in any Series' financial statements. No Series is aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Series' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Financial Instruments:

   In accordance with the Series' investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign government supervision and regulation of foreign securities markets.

These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Series may be inhibited.

Derivative Financial Instruments:

   Summarized below are the specific types of derivative instruments used by the Series.

   2. Futures Contracts: The Series may enter into futures contracts and options on futures contracts to adjust market exposure based on actual or expected cash inflows to or outflows from the Series. Upon entering into a futures contract, the Series deposits cash or pledges U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities or indices, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. The Series entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   The following is a summary of the location and value of derivative instrument holdings on the Series' Statements of Operations categorized by primary risk exposure for the year ended October 31, 2015 (amounts in thousands):

Derivative Type             Location of Gain (Loss) on Derivatives Recognized in Income
---------------             -----------------------------------------------------------
Equity Contracts            Net Realized Gain (Loss) on: Futures
Foreign Exchange Contracts  Net Realized Gain (Loss) on: Foreign Currency Transactions

   The following is a summary of the realized and change in unrealized gains and losses from the Series' derivative instrument holdings categorized by primary risk exposure through the year ended October 31, 2015 (amounts in thousands):

                                              Realized Gain (Loss) on
                                             Derivatives Recognized in Income
                                             -------------------------------
                                                       Foreign
                                                      Exchange     Equity
                                             Total    Contracts   Contracts
                                             -----    ---------   ---------
         The U.S. Large Cap Value Series*... $(43)        --        $(43)
         The DFA International Value Series.   14        $14          --

* During the year ended October 31, 2015, the U.S. Large Cap Value Series' average notional contract amount of outstanding futures contracts was $7,052 (in thousands).

H. Line of Credit and Interfund Lending Program:

   The Trust, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 1, 2015 with its domestic custodian bank. A line of credit with similar terms was in effect through March 31, 2015. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 30, 2016.

   The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit with its international custodian bank effective January 9, 2015. A line of credit with similar terms was in effect through January 8, 2015. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 8, 2016.

   For the year ended October 31, 2015, borrowings by the Series under the lines of credit were as follows (amounts in thousands, except percentages and days):

                                      Weighted      Weighted    Number of   Interest Maximum Amount
                                       Average    Average Loan     Days     Expense  Borrowed During
                                    Interest Rate   Balance    Outstanding* Incurred   the Period
                                    ------------- ------------ ------------ -------- ---------------
The U.S. Large Cap Value Series....     0.96%       $31,642         68        $60       $162,215
The DFA International Value Series.     0.87%         7,575         44          8         54,121

* Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2015, that each Series' available line of credit was utilized.

   There were no outstanding borrowings by the Series under the lines of credit as of October 31, 2015.

   Pursuant to an exemptive order issued by the SEC (the "Order"), the Series may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice. The Series did not utilize the interfund lending program during the year ended October 31, 2015.

I. Securities Lending:

   As of October 31, 2015, each Series had securities on loan to brokers/dealers, for which each such Series received cash collateral. In addition, The U.S. Large Cap Value Series and The DFA International Value Series received non-cash collateral consisting of short and/or long term U.S. government securities with a market value of $614,033 and $3,425 (in thousands). Each Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Series' collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, a Series could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

   Subject to their stated investment policies, each Series will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Such Series also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, each Series will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

J. Indemnitees; Contractual Obligations:

   Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust.

   In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

K. Other:

   The Series are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, described below, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buyout transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

   The U.S. Large Cap Value Series has been named as a defendant in a multi-district litigation pending in the United States District Court for the Southern District of New York (the "Court"), captioned In re Tribune Company Fraudulent Conveyance Litigation, No. 11-MD-2296-RJS (the "Tribune MDL"). The Tribune MDL arises from the 2007 leveraged buyout of The Tribune Company ("Tribune") (the "LBO") and Tribune's subsequent bankruptcy and reorganization. In connection with the LBO, thousands of Tribune shareholders, including The U.S. Large Cap Value Series, sold Tribune shares back to Tribune for $34 per share. The Tribune MDL includes a series of lawsuits brought by individual creditors of Tribune (the "Individual Creditor Actions") and a lawsuit brought by a court-appointed trustee on behalf of the committee of unsecured creditors of Tribune (the "Committee Action," and with the Individual Creditor Actions, collectively referred to as the "Lawsuits"). The Lawsuits seek to unwind the LBO stock repurchases as fraudulent transfers and recover the stock repurchase proceeds paid to the Tribune shareholders who participated in the LBO. On September 23, 2013, the Court entered an order dismissing the Individual Creditor Actions in their entirety on the grounds that the individual creditor plaintiffs lack standing to pursue their claims. The Court's dismissal order is on appeal to the Second Circuit. Oral argument on the appeal was held on November 5, 2014, and the parties await the Second Circuit's ruling. The Committee Action remains pending, and a motion to dismiss on behalf of all shareholder defendants in the Committee Action was filed on May 23, 2014. The motion to dismiss is fully briefed, and the parties await the scheduling of oral argument on the motion. The Committee Action is stayed pending the disposition of the motion to dismiss.

   Litigation counsel to The U.S. Large Cap Value Series in the Lawsuits does not believe that it is possible, at this early stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The U.S. Large Cap Value Series arising from the Lawsuits. Until The U.S. Large Cap Value Series can do so, no reduction of the net asset value of The U.S. Large Cap Value Series will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery the plaintiffs seek, the amount would be less than 1% of The U.S. Large Cap Value Series' net asset value at this time.

   The U.S. Large Cap Value Series also cannot quantify the cost of the Lawsuits that could potentially be deducted from its net asset value. Therefore, at this time, those investors buying or redeeming shares of The U.S. Large Cap Value Series will pay or receive, as the case may be, a price based on the net asset value of The U.S. Large Cap Value Series, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be taken as expenses by The U.S. Large Cap Value Series as incurred and in a manner similar to any other expense incurred by The U.S. Large Cap Value Series.

L. Subsequent Event Evaluations:

   Management has evaluated the impact of all subsequent events on the Series and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of The DFA Investment Trust Company and
Shareholders of the Series, as defined:

In our opinion, the accompanying statements of assets and liabilities, including the summary schedules of portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The U.S. Large Cap Value Series and The DFA International Value Series (constituting portfolios within The DFA Investment Trust Company, hereafter referred to as the "Series") at October 31, 2015, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Series' management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2015 by correspondence with the custodians, brokers and the transfer agent of the investee fund, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 18, 2015

                      RESULTS OF THE SHAREHOLDER MEETING
                                  (Unaudited)

   On May 8, 2015 and June 10, 2015, The DFA Investment Trust Company ("DFAITC") held a Special Joint Meeting of Shareholders for the purpose of voting on several proposals affecting DFAITC and the Series, including, among other items, the election of Trustees, the approval of an updated investment management agreement, and the amendment of certain fundamental investment limitations. The shareholders of the Series approved each of the applicable proposals for DFAITC and the Series presented at the Meeting. Listed below are the voting results from the Meeting. Please note that not all Proposals presented at the Meeting were voted on by each Series. Additionally, the Proposal numbers reflected below correlate to the Proposal numbers presented for vote at the Meeting.

DFAITC

Proposal 1: Election of Directors/Trustees*

                                            % Voted % FOR             % Voted  % WITHHOLD
                                   FOR        FOR   of O/S  WITHHOLD  WITHHOLD   of O/S
                              ------------- ------- ------ ---------- -------- ----------
(a) David G. Booth........... 3,799,690,199 99.00%  99.00% 38,401,017  1.00%     1.00%
(b) George M. Constantinides. 3,805,482,510 99.15%  99.15% 32,608,707  0.85%     0.85%
(c) John P. Gould............ 3,805,511,230 99.15%  99.15% 32,579,986  0.85%     0.85%
(d) Roger G. Ibbotson........ 3,805,697,022 99.16%  99.16% 32,394,194  0.84%     0.84%
(e) Edward P. Lazear......... 3,803,361,554 99.10%  99.10% 34,729,663  0.90%     0.90%
(f) Eduardo A. Repetto....... 3,805,386,852 99.15%  99.15% 32,704,365  0.85%     0.85%
(g) Myron S. Scholes......... 3,804,518,074 99.13%  99.13% 33,573,142  0.87%     0.87%
(h) Abbie J. Smith........... 3,799,720,532 99.00%  99.00% 38,370,685  1.00%     1.00%

*  Results are for all Series within DFAITC

The DFA International Value Series

Proposal 1: Election of Directors/Trustees

                                          % Voted % FOR             % Voted  % WITHHOLD
                                  FOR       FOR   of O/S  WITHHOLD  WITHHOLD   of O/S
                              ----------- ------- ------ ---------- -------- ----------
(a) David G. Booth........... 453,108,126 98.04%  98.04%  9,076,149  1.96%     1.96%
(b) George M. Constantinides. 453,092,853 98.03%  98.03%  9,091,422  1.97%     1.97%
(c) John P. Gould............ 453,054,483 98.02%  98.02%  9,129,792  1.98%     1.98%
(d) Roger G. Ibbotson........ 453,258,273 98.07%  98.07%  8,926,002  1.93%     1.93%
(e) Edward P. Lazear......... 452,856,321 97.98%  97.98%  9,327,954  2.02%     2.02%
(f) Eduardo A. Repetto....... 453,239,258 98.06%  98.06%  8,945,017  1.94%     1.94%
(g) Myron S. Scholes......... 452,508,790 97.91%  97.91%  9,675,485  2.09%     2.09%
(h) Abbie J. Smith........... 451,301,977 97.65%  97.65% 10,882,298  2.35%     2.35%

Proposal 2: Approval of a "Manager of Managers" Structure

             % Voted % FOR            % Voted % AGAINST            % Voted % ABSTAIN  Broker  % Broker
FOR            FOR   of O/S  AGAINST  AGAINST  of O/S    ABSTAIN   ABSTAIN  of O/S   Non-Vote Non-Vote
---          ------- ------ --------- ------- --------- ---------- ------- --------- -------- --------
446,738,866  96.66%  96.66% 3,751,643  0.81%    0.81%   11,693,766  2.53%    2.53%      0      0.00%

Proposal 4: Approval of an Updated Investment Management Agreement with Dimensional Fund Advisors LP

             % Voted % FOR            % Voted % AGAINST           % Voted % ABSTAIN  Broker  % Broker
FOR            FOR   of O/S  AGAINST  AGAINST  of O/S    ABSTAIN  ABSTAIN  of O/S   Non-Vote Non-Vote
---          ------- ------ --------- ------- --------- --------- ------- --------- -------- --------
451,111,642  97.60%  97.60% 3,045,299  0.66%    0.66%   8,027,334  1.74%    1.74%      0      0.00%

Proposal 5: Approval of an Amendment to the Fundamental Investment Limitation Regarding Investment in Commodities

             % Voted % FOR            % Voted % AGAINST           % Voted % ABSTAIN  Broker  % Broker
FOR            FOR   of O/S  AGAINST  AGAINST  of O/S    ABSTAIN  ABSTAIN  of O/S   Non-Vote Non-Vote
---          ------- ------ --------- ------- --------- --------- ------- --------- -------- --------
450,666,784  97.51%  97.51% 3,477,535  0.75%    0.75%   8,039,955  1.74%    1.74%      0      0.00%

The U.S. Large Cap Value Series

Proposal 1: Election of Directors/Trustees

                                          % Voted % FOR             % Voted  % WITHHOLD
                                  FOR       FOR   of O/S  WITHHOLD  WITHHOLD   of O/S
                              ----------- ------- ------ ---------- -------- ----------
(a) David G. Booth........... 503,434,059 96.62%  96.62% 17,618,695  3.38%     3.38%
(b) George M. Constantinides. 503,597,746 96.65%  96.65% 17,455,008  3.35%     3.35%
(c) John P. Gould............ 503,629,830 96.66%  96.66% 17,422,924  3.34%     3.34%
(d) Roger G. Ibbotson........ 503,593,033 96.65%  96.65% 17,459,721  3.35%     3.35%
(e) Edward P. Lazear......... 503,745,656 96.68%  96.68% 17,307,098  3.32%     3.32%
(f) Eduardo A. Repetto....... 503,700,147 96.67%  96.67% 17,352,607  3.33%     3.33%
(g) Myron S. Scholes......... 503,511,500 96.63%  96.63% 17,541,254  3.37%     3.37%
(h) Abbie J. Smith........... 502,444,591 96.43%  96.43% 18,608,163  3.57%     3.57%

Proposal 4: Approval of an Updated Investment Management Agreement with Dimensional Fund Advisors LP

             % Voted % FOR            % Voted % AGAINST            % Voted % ABSTAIN  Broker  % Broker
FOR            FOR   of O/S  AGAINST  AGAINST  of O/S    ABSTAIN   ABSTAIN  of O/S   Non-Vote Non-Vote
---          ------- ------ --------- ------- --------- ---------- ------- --------- -------- --------
499,168,394  95.80%  95.80% 3,282,049  0.63%    0.63%   18,602,311  3.57%    3.57%      0      0.00%

Proposal 5: Approval of an Amendment to the Fundamental Investment Limitation Regarding Investment in Commodities

             % Voted % FOR            % Voted % AGAINST            % Voted % ABSTAIN  Broker  % Broker
FOR            FOR   of O/S  AGAINST  AGAINST  of O/S    ABSTAIN   ABSTAIN  of O/S   Non-Vote Non-Vote
---          ------- ------ --------- ------- --------- ---------- ------- --------- -------- --------
490,697,537  94.17%  94.17% 5,690,048  1.09%    1.09%   24,665,169  4.73%    4.73%      0      0.00%

                                FUND MANAGEMENT

                                  (Unaudited)

Trustees/Directors

Each Board of Trustees/Directors (each, the "Board" and collectively, the "Boards") of The DFA Investment Trust Company ("DFAITC"), DFA Investment Dimensions Group Inc. ("DFAIDG"), Dimensional Investment Group Inc. ("DIG"), and Dimensional Emerging Markets Value Fund ("DEM") (each, the "Fund" and collectively, the "Funds") is responsible for establishing the Funds' policies and for overseeing the management of the Funds. The Trustees/ Directors of the Funds, including all of the disinterested Trustees/Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between portfolios of the Funds (the "Feeder Portfolios") that invest in certain series of DFAITC or DEM (the "Master Funds").

Each Board has three standing committees, an Audit Committee, a Nominating Committee, and an Investment Strategy Committee (the "Strategy Committee"). The Audit Committee is composed of George M. Constantinides, Roger G. Ibbotson, and Abbie J. Smith. Each member of the Audit Committee is a disinterested Trustee/Director. The Audit Committee oversees the Fund's accounting and financial reporting policies and practices, the Fund's internal controls, the Fund's financial statements and the independent audits thereof and performs other oversight functions as requested by the Board. The Audit Committee recommends the appointment of each Fund's independent registered certified public accounting firm and also acts as a liaison between the Fund's independent registered certified public accounting firm and the full Board. There were two Audit Committee meetings held during the fiscal year ended October 31, 2015.

Each Board's Nominating Committee is composed of George M. Constantinides, John
P. Gould, Roger G. Ibbotson, Myron S. Scholes, Edward P. Lazear and Abbie J. Smith. Each member of the Nominating Committee is a disinterested Trustee/Director. The Nominating Committee for each Board makes recommendations for nominations of disinterested and interested members on the Board to the full Board. The Nominating Committee evaluates a candidate's qualification for Board membership and the independence of such candidate from the Advisor and other principal service providers. The Nominating Committee did not meet during the fiscal year ended October 31, 2015.

Each Board's Strategy Committee consists of both interested and disinterested Trustees/Directors. The Strategy Committee is composed of John P. Gould, Edward
P. Lazear, Myron S. Scholes and Eduardo A. Repetto. The Strategy Committee assists the Board in carrying out its fiduciary duties with respect to the oversight of the Fund and its performance. At the request of the Board or the Advisor, the Strategy Committee may (i) review the design of possible new series of the Fund, (ii) review performance of existing portfolios of the Fund and discuss and recommend possible enhancements to the portfolios' investment strategies, (iii) review proposals by the Advisor to modify or enhance the investment strategies or policies of each portfolio, and (iv) consider issues relating to investment services for each portfolio of the Fund. The Strategy Committee was formed on December 17, 2010, and there were three Strategy Committee meetings held during the fiscal year ended October 31, 2015.

Certain biographical information for each disinterested Trustee/Director and each interested Trustee/Director of the Funds is set forth in the tables below, including a description of each Trustee/Director's experience as a Trustee/ Director of the Funds and as a director or trustee of other funds, as well as other recent professional experience.

The statements of additional information (together, "SAI") of the Funds include additional information about each Trustee/Director. You may obtain copies of the SAI and prospectus of each Fund advised by Dimensional Fund Advisors LP by calling collect (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746. Prospectuses are also available at www.dimensional.com.

      Name, Position                                 Portfolios within the
   with the Fund, Address     Term of Office/1/ and  DFA Fund Complex/2/     Principal Occupation(s) During Past 5 Years and
     and Year of Birth         Length of Service           Overseen           Other Directorships of Public Companies Held
------------------------------------------------------------------------------------------------------------------------------
                                              Disinterested Trustees/Directors
------------------------------------------------------------------------------------------------------------------------------
George M. Constantinides       DFAIDG-Since 1983     122 portfolios in 4    Leo Melamed Professor of Finance, University of
Director of DFAIDG and DIG.    DIG-Since 1993        investment companies   Chicago Booth School of Business.
Trustee of DFAITC and DEM.     DFAITC-Since 1992
The University of Chicago      DEM-Since 1993
Booth School of Business
5807 S. Woodlawn Avenue
Chicago, IL 60637
1947
------------------------------------------------------------------------------------------------------------------------------
John P. Gould                  DFAIDG-Since 1986     122 portfolios in 4    Steven G. Rothmeier Professor and Distinguished
Director of DFAIDG and DIG.    DIG-Since 1993        investment companies   Service Professor of Economics, University of
Trustee of DFAITC and DEM      DFAITC-Since 1992                            Chicago Booth School of Business (since 1965).
The University of Chicago      DEM-Since 1993                               Member and Chair, Competitive Markets Advisory
Booth School of Business                                                    Council, Chicago Mercantile Exchange (futures
5807 S. Woodlawn Avenue                                                     trading exchange) (since 2004). Trustee, Harbor
Chicago, IL 60637                                                           Fund (registered investment company) (29
1939                                                                        Portfolios) (since 1994). Formerly, Member of the
                                                                            Board of Milwaukee Insurance Company (1997-2010).
------------------------------------------------------------------------------------------------------------------------------
Roger G. Ibbotson              DFAIDG-Since 1981     122 portfolios in 4    Professor in Practice of Finance, Yale School of
Director of DFAIDG and DIG.    DIG-Since 1993        investment companies   Management (since 1984). Chairman, CIO and
Trustee of DFAITC and DEM.     DFAITC-Since 1992                            Partner, Zebra Capital Management, LLC (hedge
Yale School of Management      DEM-Since 1993                               fund and asset manager) (since 2001). Consultant
P.O. Box 208200                                                             to Morningstar Inc. (since 2006). Formerly,
New Haven, CT 06520-8200                                                    Director, BIRR Portfolio Analysis, Inc. (software
1943                                                                        products) (1990-2010).
------------------------------------------------------------------------------------------------------------------------------
Edward P. Lazear               DFAIDG-Since 2010     122 portfolios in 4    Morris Arnold Cox Senior Fellow, Hoover
Director of DFAIDG and DIG.    DIG-Since 2010        investment companies   Institution (since 2002). Jack Steele Parker
Trustee of DFAITC and DEM.     DFAITC-Since 2010                            Professor of Human Resources Management and
Stanford University Graduate   DEM-Since 2010                               Economics, Graduate School of Business, Stanford
School of Business                                                          University (since 1995). Cornerstone Research
518 Memorial Way                                                            (expert testimony and economic and financial
Stanford, CA 94305-5015                                                     analysis) (since 2009). Formerly, Chairman of the
1948                                                                        President George W. Bush's Council of Economic
                                                                            Advisers (2006-2009). Formerly, Council of
                                                                            Economic Advisors, State of California
                                                                            (2005-2006). Formerly, Commissioner, White House
                                                                            Panel on Tax Reform (2005).
------------------------------------------------------------------------------------------------------------------------------
Myron S. Scholes               DFAIDG-Since 1981     122 portfolios in 4    Chief Investment Strategist, Janus Capital Group
Director of DFAIDG and DIG.    DIG-Since 1993        investment companies   Inc. (since 2014). Frank E. Buck Professor of
Trustee of DFAITC and DEM.     DFAITC-Since 1992                            Finance Emeritus, Graduate School of Business,
c/o Dimensional Fund           DEM-Since 1993                               Stanford University (since 1981). Chairman,
Advisors, LP                                                                Ruapay Inc. (since 2013). Formerly, Chairman,
6300 Bee Cave Road                                                          Platinum Grove Asset Management, L.P. (hedge
Building 1                                                                  fund) (formerly, Oak Hill Platinum Partners)
Austin, TX 78746                                                            (1999-2009). Formerly, Director, American Century
1941                                                                        Fund Complex (registered investment companies)
                                                                            (43 Portfolios) (1980-2014).
------------------------------------------------------------------------------------------------------------------------------
Abbie J. Smith                 DFAIDG-Since 2000     122 portfolios in 4    Boris and Irene Stern Distinguished Service
Director of DFAIDG and DIG.    DIG-Since 2000        investment companies   Professor of Accounting, University of Chicago
Trustee of DFAITC and DEM.     DFAITC-Since 2000                            Booth School of Business (since 1980). Director,
The University of Chicago      DEM-Since 2000                               HNI Corporation (formerly known as HON Industries
Booth School of Business                                                    Inc.) (office furniture) (since 2000). Director,
5807 S. Woodlawn                                                            Ryder System Inc. (transportation, logistics and
Avenue Chicago, IL 60637                                                    supply-chain management) (since 2003). Trustee,
1953                                                                        UBS Funds (4 investment companies within the fund
                                                                            complex) (33 portfolios) (since 2009). Formerly,
                                                                            Co-Director Investment Research, Fundamental
                                                                            Investment Advisors (hedge fund) (2008-2011).
------------------------------------------------------------------------------------------------------------------------------

      Name, Position                                Portfolios within the
  with the Fund, Address     Term of Office/1/ and  DFA Fund Complex/2/     Principal Occupation(s) During Past 5 Years and
     and Year of Birth        Length of Service           Overseen           Other Directorships of Public Companies Held
-----------------------------------------------------------------------------------------------------------------------------
                                               Interested Trustees/Directors*
-----------------------------------------------------------------------------------------------------------------------------
David G. Booth                DFAIDG-Since 1981     122 portfolios in 4    Chairman, Director/Trustee, President, Co-Chief
Chairman, Director/Trustee,   DIG-Since 1992        investment companies   Executive Officer and formerly, Chief Executive
President and Co-Chief        DFAITC-Since 1992                            Officer (until 1/1/2010) of the following
Executive Officer             DEM-Since 1993                               companies: Dimensional Holdings Inc., Dimensional
6300 Bee Cave Road,                                                        Fund Advisors LP, DFA Securities LLC, DEM,
Building One                                                               DFAIDG, DIG and DFAITC (collectively, the "DFA
Austin, TX 78746                                                           Entities"). Director of Dimensional Fund Advisors
1946                                                                       Ltd. and formerly, Chief Investment Officer.
                                                                           Director of DFA Australia Limited and formerly,
                                                                           President and Chief Investment Officer. Director
                                                                           of Dimensional Advisors Ltd., Dimensional Funds
                                                                           plc and Dimensional Funds II plc. Formerly,
                                                                           President, Dimensional SmartNest (US) LLC
                                                                           (2009-2014). Formerly, Limited Partner, Oak Hill
                                                                           Partners (2001-2010). Limited Partner, VSC
                                                                           Investors, LLC (since 2007). Trustee, University
                                                                           of Chicago. Trustee, University of Kansas
                                                                           Endowment Association. Formerly, Director, SA
                                                                           Funds (registered investment company). Chairman,
                                                                           Director and Co-Chief Executive Officer of
                                                                           Dimensional Fund Advisors Canada ULC. Director
                                                                           and President (since 2012) of Dimensional Japan
                                                                           Ltd. Chairman, Director, President and Co-Chief
                                                                           Executive Officer of Dimensional Cayman Commodity
                                                                           Fund I Ltd. (since 2010).
-----------------------------------------------------------------------------------------------------------------------------
Eduardo A. Repetto            DFAIDG-Since 2009     122 portfolios in 4    Co-Chief Executive Officer (beginning January
Director/Trustee, Co-Chief    DIG-Since 2009        investment companies   2010), Co-Chief Investment Officer (since June
Executive Officer and Co-     DFAITC-Since 2009                            2014), Director/Trustee, and formerly, Chief
Chief Investment Officer      DEM-Since 2009                               Investment Officer (March 2007-June 2014) of the
6300 Bee Cave Road,                                                        DFA Entities. Director, Co-Chief Executive
Building One                                                               Officer and Chief Investment Officer (since 2010)
Austin, TX 78746                                                           of Dimensional Cayman Commodity Fund I Ltd.
1967                                                                       Director, Co-Chief Executive Officer, President
                                                                           and Co-Chief Investment Officer of Dimensional
                                                                           Fund Advisors Canada ULC and formerly, Chief
                                                                           Investment Officer (until April 2014). Co-Chief
                                                                           Investment Officer, Vice President, and Director
                                                                           of DFA Australia Limited and formerly, Chief
                                                                           Investment Officer (until April 2014). Director
                                                                           of Dimensional Fund Advisors Ltd., Dimensional
                                                                           Funds plc, Dimensional Funds II plc and
                                                                           Dimensional Advisors Ltd. Formerly, Vice
                                                                           President of the DFA Entities and Dimensional
                                                                           Fund Advisors Canada ULC. Director and Chief
                                                                           Investment Officer (since December 2012) of
                                                                           Dimensional Japan Ltd.

/1/ Each Trustee/Director holds office for an indefinite term until his or her successor is elected and qualified.

/2/ Each Trustee/Director is a director or trustee of each of the four registered investment companies within the DFA Fund Complex, which includes DFAIDG, DIG; DFAITC and DEM. Each disinterested Trustee/Director also serves on the Independent Review Committee of the Dimensional Funds, mutual funds registered in the provinces of Canada and managed by an affiliate of Dimensional Fund Advisors LP (the "Advisor"), Dimensional Fund Advisors Canada ULC.

* Interested Trustees/Directors are described as such because they are deemed to be "interested persons," as that term is defined under the Investment Company Act of 1940, as amended, due to their positions with the Advisor.

Officers

   Below is the name, year of birth, information regarding positions with the Funds and the principal occupation for each officer of the Funds. The address of each officer is 6300 Bee Cave Road, Building One, Austin, TX 78746. Each of the officers listed below holds the same office (except as otherwise noted) in the DFA Entities.

                                            Term of Office/1/
  Name and Year of                           and Length of
        Birth               Position            Service               Principal Occupation During Past 5 Years
----------------------------------------------------------------------------------------------------------------------
April A. Aandal        Vice President         Since 2008       Vice President of all the DFA Entities.
1963
----------------------------------------------------------------------------------------------------------------------
Robyn G. Alcorta       Vice President         Since 2012       Vice President of all the DFA Entities. Formerly, Vice
1974                                                           President, Business Development at Capson
                                                               Physicians Insurance Company (2010-2012); Vice
                                                               President at Charles Schwab (2007-2010).
----------------------------------------------------------------------------------------------------------------------
Darryl D. Avery        Vice President         Since 2005       Vice President of all the DFA Entities.
1966
----------------------------------------------------------------------------------------------------------------------
Arthur H. Barlow       Vice President         Since 1993       Vice President of all the DFA Entities. Director and
1955                                                           Managing Director of Dimensional Fund Advisors Ltd
                                                               (since September 2013).
----------------------------------------------------------------------------------------------------------------------
Peter Bergan           Vice President         Since 2014       Vice President of all the DFA Entities. Formerly,
1974                                                           Senior Infrastructure Manager for Dimensional Fund
                                                               Advisors LP (January 2011-January 2014); Partner
                                                               at Stonehouse Consulting (2010).
----------------------------------------------------------------------------------------------------------------------
Lana Bergstein         Vice President         Since 2014       Vice President of all the DFA Entities. Formerly,
1974                                                           Client Service Manager for Dimensional Fund
                                                               Advisors LP (February 2008-January 2014).
----------------------------------------------------------------------------------------------------------------------
Stanley W. Black       Vice President         Since 2014       Vice President of all the DFA Entities. Formerly,
1970                                                           Senior Research Associate (January 2012-January
                                                               2014) and Research Associate (2006-2011) for
                                                               Dimensional Fund Advisors LP.
----------------------------------------------------------------------------------------------------------------------
Aaron T. Borders       Vice President         Since 2014       Vice President of all the DFA Entities. Formerly,
1973                                                           Regional Director for Dimensional Fund Advisors LP
                                                               (April 2008-January 2014).
----------------------------------------------------------------------------------------------------------------------
Scott A. Bosworth      Vice President         Since 2007       Vice President of all the DFA Entities.
1968
----------------------------------------------------------------------------------------------------------------------
Valerie A. Brown       Vice President and     Since 2001       Vice President and Assistant Secretary of all the
1967                   Assistant Secretary                     DFA Entities, DFA Australia Limited, Dimensional
                                                               Fund Advisors Ltd., Dimensional Cayman
                                                               Commodity Fund I Ltd., Dimensional Fund Advisors
                                                               Pte. and Dimensional Hong Kong Limited. Director,
                                                               Vice President and Assistant Secretary of
                                                               Dimensional Fund Advisors Canada ULC.
----------------------------------------------------------------------------------------------------------------------
David P. Butler        Vice President         Since 2007       Vice President of all the DFA Entities. Head of
1964                                                           Global Financial Services for Dimensional Fund
                                                               Advisors LP (since 2008).
----------------------------------------------------------------------------------------------------------------------
Douglas M. Byrkit      Vice President         Since 2012       Vice President of all the DFA Entities. Formerly,
1970                                                           Regional Director for Dimensional Fund Advisors LP
                                                               (December 2010-January 2012); Regional Director
                                                               at Russell Investments (April 2006-December 2010).
----------------------------------------------------------------------------------------------------------------------
Hunt M. Cairns         Vice President         Since 2014       Vice President of all the DFA Entities. Formerly,
1973                                                           Regional Director (January 2010-January 2014) and
                                                               Senior Associate (July 2008-December 2009) for
                                                               Dimensional Fund Advisors LP.
----------------------------------------------------------------------------------------------------------------------
Dennis M. Chamberlain  Vice President         Since 2015       Vice President of all the DFA Entities. Formerly,
1972                                                           Regional Director (January 2012-January 2015) for
                                                               Dimensional Fund Advisors LP; Principal for
                                                               Chamberlain Financial Group (October 2010-
                                                               December 2011); Wealth Management Consultant
                                                               for Saybrus Partners (May 2008-October 2010).
----------------------------------------------------------------------------------------------------------------------

                                            Term of Office/1/
   Name and Year of                          and Length of
        Birth                Position           Service              Principal Occupation During Past 5 Years
---------------------------------------------------------------------------------------------------------------------
Ryan J. Chaplinski      Vice President        Since 2015       Vice President of all the DFA Entities. Formerly,
1971                                                           Regional Director (June 2011-January 2015) for
                                                               Dimensional Fund Advisors LP; Sales Executive for
                                                               Vanguard (2004-June 2011).
---------------------------------------------------------------------------------------------------------------------
James G. Charles        Vice President        Since 2011       Vice President of all the DFA Entities. Formerly,
1956                                                           Regional Director for Dimensional Fund Advisors LP
                                                               (2008-2010).
---------------------------------------------------------------------------------------------------------------------
Joseph H. Chi           Vice President        Since 2009       Vice President of all the DFA Entities. Co-Head of
1966                                                           Portfolio Management (since March 2012) and
                                                               Senior Portfolio Manager (since January 2012) for
                                                               Dimensional Fund Advisors LP. Formerly, Portfolio
                                                               Manager for Dimensional Fund Advisors LP (October
                                                               2005 to January 2012).
---------------------------------------------------------------------------------------------------------------------
Pil Sun Choi            Vice President        Since 2014       Vice President of all the DFA Entities. Formerly,
1972                                                           Counsel for Dimensional Fund Advisors LP (April
                                                               2012-January 2014); Vice President and Counsel for
                                                               AllianceBernstein L.P. (2006-2012).
---------------------------------------------------------------------------------------------------------------------
Stephen A. Clark        Vice President        Since 2004       Vice President of all the DFA Entities, DFA Australia
1972                                                           Limited and Dimensional Fund Advisors Canada
                                                               ULC. Head of Global Institutional Services for
                                                               Dimensional Fund Advisors LP (since January
                                                               2014). Formerly, Head of Institutional, North America
                                                               (March 2012 to December 2013) and Head of
                                                               Portfolio Management (January 2006 to March 2012)
                                                               for Dimensional Fund Advisors LP.
---------------------------------------------------------------------------------------------------------------------
Matt B. Cobb            Vice President        Since 2013       Vice President of all the DFA Entities. Formerly,
1971                                                           Regional Director for Dimensional Fund Advisors LP
                                                               (September 2011-March 2013); Vice President at
                                                               MullinTBG (2005-2011).
---------------------------------------------------------------------------------------------------------------------
Rose C. Cooke           Vice President        Since 2014       Vice President of all the DFA Entities. Formerly,
1971                                                           Regional Director for Dimensional Fund Advisors LP
                                                               (August 2010-March 2014); Vice President, Sales
                                                               and Business Development at AdvisorsIG (PPMG)
                                                               (2009-2010); Vice President at Credit Suisse (2007-
                                                               2009).
---------------------------------------------------------------------------------------------------------------------
Ryan Cooper             Vice President        Since 2013       Vice President of all the DFA Entities. Formerly,
1979                                                           Regional Director for Dimensional Fund Advisors LP
                                                               (2003-March 2014).
---------------------------------------------------------------------------------------------------------------------
Jeffrey D. Cornell      Vice President        Since 2012       Vice President of all the DFA Entities. Formerly,
1976                                                           Regional Director for Dimensional Fund Advisors LP
                                                               (August 2002-January 2012).
---------------------------------------------------------------------------------------------------------------------
Robert P. Cornell       Vice President        Since 2007       Vice President of all the DFA Entities.
1949
---------------------------------------------------------------------------------------------------------------------
George H. Crane         Vice President        Since 2010       Vice President of all the DFA Entities. Formerly,
1955                                                           Senior Vice President and Managing Director at
                                                               State Street Bank & Trust Company (2007-2008).
---------------------------------------------------------------------------------------------------------------------
Christopher S. Crossan  Vice President and    Since 2004       Vice President and Global Chief Compliance Officer
1965                    Global Chief                           of all the DFA Entities, DFA Australia Limited and
                        Compliance Officer                     Dimensional Fund Advisors Ltd. Vice President,
                                                               Chief Compliance Officer and Chief Privacy Officer
                                                               of Dimensional Fund Advisors Canada ULC.
                                                               Formerly, Vice President and Global Chief
                                                               Compliance Officer for Dimensional SmartNest (US)
                                                               LLC (October 2010-2014).
---------------------------------------------------------------------------------------------------------------------
John Dashtara           Vice President        Since 2015       Vice President of all the DFA Entities. Formerly,
1980                                                           Regional Director (July 2013-January 2015) for
                                                               Dimensional Fund Advisors LP; Relationship
                                                               Manager for Blackrock, Inc. (July 2011-July 2013);
                                                               Vice President for Towers Watson (formerly,
                                                               WellsCanning) (June 2009-July 2011).
---------------------------------------------------------------------------------------------------------------------
James L. Davis          Vice President        Since 1999       Vice President of all the DFA Entities.
1956
---------------------------------------------------------------------------------------------------------------------

                                            Term of Office/1/
  Name and Year of                           and Length of
        Birth               Position            Service              Principal Occupation During Past 5 Years
---------------------------------------------------------------------------------------------------------------------
Robert T. Deere        Vice President         Since 1994       Vice President of all the DFA Entities, DFA Australia
1957                                                           Limited and Dimensional Fund Advisors Canada
                                                               ULC.
---------------------------------------------------------------------------------------------------------------------
Johnathon K. DeKinder  Vice President         Since 2014       Vice President of all the DFA Entities. Formerly,
1979                                                           Regional Director (January 2012-January 2014) and
                                                               Senior Associate (August 2010-December 2011) for
                                                               Dimensional Fund Advisors LP; MBA and MPA at
                                                               the University of Texas at Austin (August 2007-
                                                               May 2010).
---------------------------------------------------------------------------------------------------------------------
Mark J. Dennis         Vice President         Since 2015       Vice President of all DFA Entities. Formerly,
1976                                                           Regional Director (May 2011-January 2015) for
                                                               Dimensional Fund Advisors LP; Vice President,
                                                               Portfolio Specialist (January 2007-May 2011) for
                                                               Morgan Stanley Investment Management.
---------------------------------------------------------------------------------------------------------------------
Massimiliano DeSantis  Vice President         Since 2015       Vice President of all DFA Entities. Formerly, Senior
1971                                                           Associate, Research (November 2012-January
                                                               2015) for Dimensional Fund Advisors LP; Senior
                                                               Consultant, NERA Economic Consulting, New York
                                                               (May 2010-November 2012).
---------------------------------------------------------------------------------------------------------------------
Peter F. Dillard       Vice President         Since 2010       Vice President of all the DFA Entities. Formerly,
1972                                                           Research Associate (August 2008-March 2010) and
                                                               Research Assistant (April 2006-August 2008) for
                                                               Dimensional Fund Advisors LP.
---------------------------------------------------------------------------------------------------------------------
Robert W. Dintzner     Vice President         Since 2001       Vice President of all the DFA Entities.
1970
---------------------------------------------------------------------------------------------------------------------
Karen M. Dolan         Vice President         Since 2014       Vice President of all the DFA Entities. Head of
1979                                                           Marketing for Dimensional Fund Advisors LP (since
                                                               February 2013). Formerly, Senior Manager of
                                                               Research and Marketing for Dimensional Fund
                                                               Advisors LP (June 2012-January 2013); Director of
                                                               Mutual Fund Analysis at Morningstar (January 2008-
                                                               May 2012).
---------------------------------------------------------------------------------------------------------------------
L. Todd Erskine        Vice President         Since 2015       Vice President of all DFA Entities. Formerly,
1959                                                           Regional Director (May 2008-January 2015) for
                                                               Dimensional Fund Advisors LP.
---------------------------------------------------------------------------------------------------------------------
Richard A. Eustice     Vice President and     Since 1998       Vice President and Assistant Secretary of all the
1965                   Assistant Secretary                     DFA Entities and DFA Australia Limited. Chief
                                                               Operating Officer for Dimensional Fund Advisors
                                                               Pte. Ltd. (since April 2013). Formerly, Chief
                                                               Operating Officer for Dimensional Fund Advisors Ltd.
                                                               (July 2008-March 2013).
---------------------------------------------------------------------------------------------------------------------
Gretchen A. Flicker    Vice President         Since 2004       Vice President of all the DFA Entities.
1971
---------------------------------------------------------------------------------------------------------------------
Jed S. Fogdall         Vice President         Since 2008       Vice President of all the DFA Entities. Co-Head of
1974                                                           Portfolio Management (since March 2012) and
                                                               Senior Portfolio Manager (since January 2012) of
                                                               Dimensional Fund Advisors LP. Formerly, Portfolio
                                                               Manager of Dimensional Fund Advisors LP
                                                               (September 2004-January 2012).
---------------------------------------------------------------------------------------------------------------------
Edward A. Foley        Vice President         Since 2014       Vice President of all the DFA Entities. Formerly,
1976                                                           Regional Director for Dimensional Fund Advisors LP
                                                               (August 2011-January 2014); Senior Vice President
                                                               of First Trust Advisors L.P. (2007-July 2011).
---------------------------------------------------------------------------------------------------------------------
Deborah J.G. Foster    Vice President         Since 2015       Vice President of all the DFA Entities. Formerly,
1959                                                           Senior Associate (May 2011-January 2015) and
                                                               Marketing Officer (April 2002-April 2011) for
                                                               Dimensional Fund Advisors LP.
---------------------------------------------------------------------------------------------------------------------
Jeremy P. Freeman      Vice President         Since 2009       Vice President of all the DFA Entities.
1970
---------------------------------------------------------------------------------------------------------------------

                                          Term of Office/1/
  Name and Year of                         and Length of
       Birth               Position           Service               Principal Occupation During Past 5 Years
--------------------------------------------------------------------------------------------------------------------
Kimberly A. Ginsburg  Vice President        Since 2015       Vice President of all the DFA Entities. Formerly, Vice
1970                                                         President for Dimensional SmartNest (US) LLC
                                                             (January 2012-November 2014); Senior Vice
                                                             President for Morningstar (July 2004-July 2011).
--------------------------------------------------------------------------------------------------------------------
Mark R. Gochnour      Vice President        Since 2007       Vice President of all the DFA Entities.
1967
--------------------------------------------------------------------------------------------------------------------
Tom M. Goodrum        Vice President        Since 2012       Vice President of all the DFA Entities. Formerly,
1968                                                         Managing Director at BlackRock (2004-January
                                                             2012).
--------------------------------------------------------------------------------------------------------------------
Henry F. Gray         Vice President        Since 2000       Vice President of all the DFA Entities.
1967
--------------------------------------------------------------------------------------------------------------------
John T. Gray          Vice President        Since 2007       Vice President of all the DFA Entities.
1974
--------------------------------------------------------------------------------------------------------------------
Christian Gunther     Vice President        Since 2011       Vice President of all the DFA Entities. Senior Trader
1975                                                         for Dimensional Fund Advisors LP (since 2012).
                                                             Formerly, Senior Trader (2009-2012).
--------------------------------------------------------------------------------------------------------------------
Robert W. Hawkins     Vice President        Since 2014       Vice President of all the DFA Entities. Formerly,
1974                                                         Counsel for Dimensional Fund Advisors LP (January
                                                             2011-January 2014); Vice President and Senior
                                                             Counsel for State Street Global Advisors (November
                                                             2008-January 2011).
--------------------------------------------------------------------------------------------------------------------
Joel H. Hefner        Vice President        Since 2007       Vice President of all the DFA Entities.
1967
--------------------------------------------------------------------------------------------------------------------
Kevin B. Hight        Vice President        Since 2005       Vice President of all the DFA Entities.
1967
--------------------------------------------------------------------------------------------------------------------
Gregory K. Hinkle     Vice President and    Since 2015       Vice President and Controller of all the DFA Entities.
1958                  Controller                             Formerly, Vice President of T. Rowe Price Group,
                                                             Inc. and Director of Investment Treasury and
                                                             Treasurer of the T. Rowe Price Funds (March 2008-
                                                             July 2015).
--------------------------------------------------------------------------------------------------------------------
Christine W. Ho       Vice President        Since 2004       Vice President of all the DFA Entities.
1967
--------------------------------------------------------------------------------------------------------------------
Michael C. Horvath    Vice President        Since 2011       Vice President of all the DFA Entities. Formerly,
1960                                                         Managing Director, Co-Head Global Consultant
                                                             Relations at BlackRock (2004-2011).
--------------------------------------------------------------------------------------------------------------------
Mark A. Hunter        Vice President        Since 2015       Vice President of all the DFA Entities. Formerly,
1971                                                         Senior Compliance Officer (November 2010-January
                                                             2015) for Dimensional Fund Advisors LP; Senior
                                                             Compliance Manager for Janus Capital Group, Inc.
                                                             (March 2004-November 2010).
--------------------------------------------------------------------------------------------------------------------
Jeff J. Jeon          Vice President        Since 2004       Vice President of all the DFA Entities and
1973                                                         Dimensional Cayman Commodity Fund I Ltd.
--------------------------------------------------------------------------------------------------------------------
Garret D. Jones       Vice President        Since 2014       Vice President of all the DFA Entities. Formerly,
1971                                                         Manager of Sales and Marketing Systems (January
                                                             2011-January 2014) and Project Manager (2007-
                                                             2010) for Dimensional Fund Advisors LP.
--------------------------------------------------------------------------------------------------------------------
Stephen W. Jones      Vice President        Since 2012       Vice President of all the DFA Entities. Formerly,
1968                                                         Facilities Manager for Dimensional Fund Advisors
                                                             LP (October 2008-January 2012).
--------------------------------------------------------------------------------------------------------------------
Scott P. Kaup         Vice President        Since 2015       Vice President of all the DFA Entities. Formerly,
1975                                                         Senior Manager, Investment Operations (January
                                                             2014-January 2015) and Investment Operations
                                                             Manager (May 2008-January 2014) for Dimensional
                                                             Fund Advisors LP.
--------------------------------------------------------------------------------------------------------------------
David M. Kavanaugh    Vice President        Since 2014       Vice President of all the DFA Entities. Head of
1978                                                         Operations for Financial Advisor Services for
                                                             Dimensional Fund Advisors LP (since July 2014).
                                                             Formerly, Counsel of Dimensional Fund Advisors LP
                                                             (August 2011-January 2014); Associate at Andrews
                                                             Kurth LLP (2006-2011).
--------------------------------------------------------------------------------------------------------------------

                                     Term of Office/1/
 Name and Year of                     and Length of
       Birth            Position         Service               Principal Occupation During Past 5 Years
---------------------------------------------------------------------------------------------------------------
Patrick M. Keating   Vice President    Since 2003       Vice President of DFAIDG, DIG, DFAITC, DEM,
1954                                                    Dimensional Holdings Inc., Dimensional Fund
                                                        Advisors LP. Formerly, Vice President of DFA
                                                        Securities LLC, Dimensional Cayman Commodity
                                                        Fund I Ltd. and Dimensional Advisors Ltd (until
                                                        February 2015); Chief Operating Officer of
                                                        Dimensional Holdings Inc., DFA Securities LLC,
                                                        Dimensional Fund Advisors LP, Dimensional
                                                        Cayman Commodity Fund I Ltd., Dimensional
                                                        Advisors Ltd. and Dimensional Fund Advisors Pte.
                                                        Ltd. (until February 2015); Director, Vice President,
                                                        and Chief Privacy Officer of Dimensional Fund
                                                        Advisors Canada ULC (until February 2015); Director
                                                        of DFA Australia Limited, Dimensional Fund
                                                        Advisors Ltd. and Dimensional Advisors Ltd. (until
                                                        February 2015); Director and Vice President of
                                                        Dimensional Hong Kong Limited and Dimensional
                                                        Fund Advisors Pte. Ltd. (until February 2015); and
                                                        Director, Vice President and Chief Operating Officer
                                                        of Dimensional Japan Ltd. (until May 2015).
---------------------------------------------------------------------------------------------------------------
Andrew K. Keiper     Vice President    Since 2013       Vice President of all the DFA Entities. Formerly,
1977                                                    Regional Director for Dimensional Fund Advisors LP
                                                        (October 2004-January 2013).
---------------------------------------------------------------------------------------------------------------
Glenn E. Kemp        Vice President    Since 2012       Vice President of all the DFA Entities. Formerly,
1948                                                    Regional Director for Dimensional Fund Advisors LP
                                                        (April 2006-January 2012).
---------------------------------------------------------------------------------------------------------------
David M. Kershner    Vice President    Since 2010       Vice President of all the DFA Entities. Portfolio
1971                                                    Manager for Dimensional Fund Advisors LP (since
                                                        June 2004).
---------------------------------------------------------------------------------------------------------------
Kimberly L. Kiser    Vice President    Since 2014       Vice President of all the DFA Entities. Formerly,
1972                                                    Creative Director for Dimensional Fund Advisors LP
                                                        (September 2012-January 2014); Vice President and
                                                        Global Creative Director at Morgan Stanley (2007-
                                                        2012); Visiting Assistant Professor, Graduate
                                                        Communications Design at Pratt Institute (2004-
                                                        2012).
---------------------------------------------------------------------------------------------------------------
Timothy R. Kohn      Vice President    Since 2011       Vice President of all the DFA Entities. Head of
1971                                                    Defined Contribution Sales for Dimensional Fund
                                                        Advisors LP (since August 2010).
---------------------------------------------------------------------------------------------------------------
Joseph F. Kolerich   Vice President    Since 2004       Vice President of all the DFA Entities. Senior
1971                                                    Portfolio Manager of Dimensional Fund Advisors LP
                                                        (since January 2012). Formerly, Portfolio Manager
                                                        for Dimensional (April 2001-January 2012).
---------------------------------------------------------------------------------------------------------------
Mark D. Krasniewski  Vice President    Since 2013       Vice President of all the DFA Entities. Formerly,
1981                                                    Senior Associate, Investment Analytics and Data
                                                        (January 2012-December 2012) and Systems
                                                        Developer (June 2007-December 2011) for
                                                        Dimensional Fund Advisors LP.
---------------------------------------------------------------------------------------------------------------
Kahne L. Krause      Vice President    Since 2014       Vice President of all the DFA Entities. Formerly,
1966                                                    Regional Director (May 2010-January 2014) for
                                                        Dimensional Fund Advisors LP.
---------------------------------------------------------------------------------------------------------------
Stephen W. Kurad     Vice President    Since 2011       Vice President of all the DFA Entities. Formerly,
1968                                                    Regional Director for Dimensional Fund Advisors LP
                                                        (2007-2010).
---------------------------------------------------------------------------------------------------------------
Michael F. Lane      Vice President    Since 2004       Vice President of all the DFA Entities. Formerly,
1967                                                    Chief Executive Officer for Dimensional SmartNest
                                                        (US) LLC (July 2012-November 2014).
---------------------------------------------------------------------------------------------------------------
Francis R. Lao       Vice President    Since 2011       Vice President of all the DFA Entities. Formerly, Vice
1969                                                    President-Global Operations at Janus Capital Group
                                                        (2005-2011).
---------------------------------------------------------------------------------------------------------------

                                          Term of Office/1/
Name and Year of                           and Length of
      Birth              Position             Service              Principal Occupation During Past 5 Years
-------------------------------------------------------------------------------------------------------------------
David F. LaRusso   Vice President           Since 2013       Vice President of all the DFA Entities. Formerly,
1978                                                         Senior Trader (January 2010-December 2012) and
                                                             Trader (2000-2009) for Dimensional Fund Advisors
                                                             LP.
-------------------------------------------------------------------------------------------------------------------
Juliet H. Lee      Vice President           Since 2005       Vice President of all the DFA Entities.
1971
-------------------------------------------------------------------------------------------------------------------
Marlena I. Lee     Vice President           Since 2011       Vice President of all the DFA Entities. Formerly,
1980                                                         Research Associate for Dimensional Fund Advisors
                                                             LP (July 2008-2010).
-------------------------------------------------------------------------------------------------------------------
Paul A. Lehman     Vice President           Since 2015       Vice President of all the DFA Entities. Formerly,
1971                                                         Regional Director (July 2013-January 2015) for
                                                             Dimensional Fund Advisors LP; Chief Investment
                                                             Officer (April 2005-April 2013) for First Citizens
                                                             Bancorporation.
-------------------------------------------------------------------------------------------------------------------
John B. Lessley    Vice President           Since 2013       Vice President of all the DFA Entities. Formerly,
1960                                                         Regional Director for Dimensional Fund Advisors LP
                                                             (January 2008-January 2013).
-------------------------------------------------------------------------------------------------------------------
Joy L. Lopez       Vice President           Since 2015       Vice President of all the DFA Entities. Formerly,
1971                                                         Senior Tax Manager (February 2013-January 2015)
                                                             for Dimensional Fund Advisors LP; Vice President
                                                             and Tax Manager, North America (August 2006-April
                                                             2012) for Pacific Investment Management Company.
-------------------------------------------------------------------------------------------------------------------
Apollo D. Lupescu  Vice President           Since 2009       Vice President of all the DFA Entities.
1969
-------------------------------------------------------------------------------------------------------------------
Timothy P. Luyet   Vice President           Since 2015       Vice President of all the DFA Entities. Formerly,
1972                                                         Senior Manager, Marketing Operations (January
                                                             2014-January 2015), Manager, Client Systems
                                                             (October 2011-January 2014) and RFP Manager
                                                             (April 2010-October 2011) for Dimensional Fund
                                                             Advisors LP.
-------------------------------------------------------------------------------------------------------------------
Peter Magnusson    Vice President           Since 2014       Vice President of all the DFA Entities. Formerly,
1969                                                         Regional Director for Dimensional Fund Advisors LP
                                                             (January 2011-January 2014); Vice President at
                                                             Columbia Management (2004-2010).
-------------------------------------------------------------------------------------------------------------------
Kenneth M. Manell  Vice President           Since 2010       Vice President of all the DFA Entities and
1972                                                         Dimensional Cayman Commodity Fund I Ltd.
                                                             Formerly, Counsel for Dimensional Fund Advisors
                                                             LP (September 2006-January 2010).
-------------------------------------------------------------------------------------------------------------------
Aaron M. Marcus    Vice President           Since 2008       Vice President of all DFA Entities and Head of
1970                                                         Global Human Resources for Dimensional Fund
                                                             Advisors LP.
-------------------------------------------------------------------------------------------------------------------
David R. Martin    Vice President, Chief    Since 2007       Vice President, Chief Financial Officer and Treasurer
1956               Financial Officer and                     of all the DFA Entities and Dimensional Cayman
                   Treasurer                                 Commodity Fund I Ltd. Director, Vice President,
                                                             Chief Financial Officer and Treasurer of Dimensional
                                                             Fund Advisors Ltd., DFA Australia Limited,
                                                             Dimensional Advisors Pte. Ltd., Dimensional Hong
                                                             Kong Limited and Dimensional Fund Advisors
                                                             Canada ULC. Director of Dimensional Funds plc and
                                                             Dimensional Funds II plc. Statutory Auditor of
                                                             Dimensional Japan Ltd. Formerly, Chief Financial
                                                             Officer, Treasurer and Vice President of Dimensional
                                                             SmartNest (US) LLC (October 2010-November
                                                             2014).
-------------------------------------------------------------------------------------------------------------------
Duane R. Mattson   Vice President           Since 2015       Vice President of all the DFA Entities. Formerly,
1965                                                         Senior Compliance Officer (May 2012-January 2015)
                                                             for Dimensional Fund Advisors LP; Chief
                                                             Compliance Officer (April 2010-April 2012) for Al
                                                             Frank Asset Management.
-------------------------------------------------------------------------------------------------------------------

                                                Term of Office/1/
 Name and Year of                                 and Length of
       Birth               Position                  Service                 Principal Occupation During Past 5 Years
-----------------------------------------------------------------------------------------------------------------------------
Bryan R. McClune     Vice President         Since 2014                 Vice President of all the DFA Entities. Formerly,
1975                                                                   Regional Director of Dimensional Fund Advisors LP
                                                                       (January 2009-January 2014).
-----------------------------------------------------------------------------------------------------------------------------
Philip P. McInnis    Vice President         Since 2014                 Vice President of all the DFA Entities. Formerly,
1984                                                                   Regional Director (January 2009-January 2014) and
                                                                       Senior Associate (2011) for Dimensional Fund
                                                                       Advisors LP; Investment Consultant (March 2010-
                                                                       December 2010) and Investment Analyst (December
                                                                       2007-March 2010) at Towers Watson.
-----------------------------------------------------------------------------------------------------------------------------
Travis A. Meldau     Vice President         Since 2015                 Vice President of all the DFA Entities. Portfolio
1981                                                                   Manager (since September 2011) for Dimensional
                                                                       Fund Advisors LP. Formerly, Portfolio Manager for
                                                                       Wells Capital Management (October 2004-
                                                                       September 2011).
-----------------------------------------------------------------------------------------------------------------------------
Jonathan G. Nelson   Vice President         Since 2013                 Vice President of all the DFA Entities. Formerly,
1971                                                                   Manager, Investment Systems (2011-January 2013)
                                                                       and Project Manager (2007-2010) for Dimensional
                                                                       Fund Advisors LP.
-----------------------------------------------------------------------------------------------------------------------------
Catherine L. Newell  Vice President and     Vice President since 1997  Vice President and Secretary of all the DFA Entities.
1964                 Secretary              and Secretary since 2000   Director, Vice President and Secretary of DFA
                                                                       Australia Limited and Dimensional Fund Advisors
                                                                       Ltd. (since February 2002, April 1997, and May
                                                                       2002, respectively). Vice President and Secretary of
                                                                       Dimensional Fund Advisors Canada ULC (since
                                                                       June 2003), Dimensional Cayman Commodity Fund I
                                                                       Ltd., Dimensional Japan Ltd (since February 2012),
                                                                       Dimensional Advisors Ltd (since March 2012),
                                                                       Dimensional Fund Advisors Pte. Ltd. (since June
                                                                       2012). Director of Dimensional Funds plc and
                                                                       Dimensional Funds II plc (since 2002 and 2006,
                                                                       respectively). Director of Dimensional Japan Ltd.,
                                                                       Dimensional Advisors Ltd., Dimensional Fund
                                                                       Advisors Pte. Ltd. and Dimensional Hong Kong
                                                                       Limited (since August 2012 and July 2012).
                                                                       Formerly, Vice President and Secretary of
                                                                       Dimensional SmartNest (US) LLC (October 2010-
                                                                       November 2014).
-----------------------------------------------------------------------------------------------------------------------------
John R. Nicholson    Vice President         Since 2015                 Vice President of all the DFA Entities. Formerly,
1977                                                                   Regional Director (June 2011-January 2015) for
                                                                       Dimensional Fund Advisors LP; Sales Executive for
                                                                       Vanguard (July 2008-May 2011).
-----------------------------------------------------------------------------------------------------------------------------
Pamela B. Noble      Vice President         Since 2011                 Vice President of all the DFA Entities. Formerly,
1964                                                                   Portfolio Manager for Dimensional Fund Advisors LP
                                                                       (2008-2010).
-----------------------------------------------------------------------------------------------------------------------------
Selwyn Notelovitz    Vice President and     Since 2013                 Vice President of all the DFA Entities. Deputy Chief
1961                 Deputy Chief                                      Compliance Officer of Dimensional Fund Advisors
                     Compliance Officer                                LP (since December 2012). Formerly, Chief
                                                                       Compliance Officer of Wellington Management
                                                                       Company, LLP (2004-2011).
-----------------------------------------------------------------------------------------------------------------------------
Carolyn L. O         Vice President         Since 2010                 Vice President of all the DFA Entities and
1974                                                                   Dimensional Cayman Commodity Fund I Ltd. Deputy
                                                                       General Counsel, Funds (since 2011). Formerly,
                                                                       Counsel for Dimensional Fund Advisors LP (2007-
                                                                       2010).
-----------------------------------------------------------------------------------------------------------------------------
Gerard K. O'Reilly   Vice President and Co- Vice President since 2007  Vice President and Co-Chief Investment Officer of all
1976                 Chief Investment       and Co-Chief Investment    the DFA Entities and Dimensional Fund Advisors
                     Officer                Officer since 2014         Canada ULC. Director of Dimensional Funds plc and
                                                                       Dimensional Fund II plc.
-----------------------------------------------------------------------------------------------------------------------------
Daniel C. Ong        Vice President         Since 2009                 Vice President of all the DFA Entities. Portfolio
1973                                                                   Manager for Dimensional Fund Advisors LP (since
                                                                       July 2005).
-----------------------------------------------------------------------------------------------------------------------------

                                    Term of Office/1/
 Name and Year of                    and Length of
      Birth            Position         Service              Principal Occupation During Past 5 Years
-------------------------------------------------------------------------------------------------------------
Kyle K. Ozaki       Vice President    Since 2010       Vice President of all the DFA Entities. Formerly,
1978                                                   Senior Compliance Officer (January 2008-January
                                                       2010) and Compliance Officer (February 2006-
                                                       December 2007) for Dimensional Fund Advisors LP.
-------------------------------------------------------------------------------------------------------------
Matthew A. Pawlak   Vice President    Since 2013       Vice President of all the DFA Entities. Formerly,
1977                                                   Regional Director for Dimensional Fund Advisors LP
                                                       (2012-January 2013); Senior Consultant (June 2011-
                                                       December 2011) and Senior Investment Analyst and
                                                       Consultant (July 2008-June 2011) at Hewitt
                                                       EnnisKnupp.
-------------------------------------------------------------------------------------------------------------
Jeffrey L. Pierce   Vice President    Since 2015       Vice President of all the DFA Entities. Senior
1984                                                   Manager, Advisor Benchmarking (since January
                                                       2015) for Dimensional Fund Advisors LP. Formerly,
                                                       Manager, Advisor Benchmarking (April 2012-
                                                       December 2014) for Dimensional Fund Advisors LP;
                                                       Senior Manager, Research and Consulting (October
                                                       2010-April 2012) for Crain Communications Inc.;
                                                       Senior Manager, Revenue Planning and Strategy
                                                       (April 2007-October 2010) for T-Mobile.
-------------------------------------------------------------------------------------------------------------
Olivian T. Pitis    Vice President    Since 2015       Vice President of all the DFA Entities. Formerly,
1974                                                   Regional Director (May 2011-January 2015) for
                                                       Dimensional Fund Advisors LP; Investment
                                                       Counselor/Regional Director for Halbert Hargrove
                                                       (2008-May 2011).
-------------------------------------------------------------------------------------------------------------
Brian P. Pitre      Vice President    Since 2015       Vice President of all the DFA Entities. Counsel for
1976                                                   Dimensional Fund Advisors LP (since February
                                                       2015). Formerly, Chief Financial Officer and General
                                                       Counsel for Relentless (March 2014-January 2015);
                                                       Vice President of all the DFA Entities (January 2013-
                                                       March 2014); Counsel for Dimensional Fund
                                                       Advisors LP (January 2009-March 2014).
-------------------------------------------------------------------------------------------------------------
David A. Plecha     Vice President    Since 1993       Vice President of all the DFA Entities, DFA Australia
1961                                                   Limited, Dimensional Fund Advisors Ltd. and
                                                       Dimensional Fund Advisors Canada ULC.
-------------------------------------------------------------------------------------------------------------
Allen Pu            Vice President    Since 2011       Vice President of all the DFA Entities. Senior
1970                                                   Portfolio Manager for Dimensional Fund Advisors LP
                                                       (since January 2015). Formerly, Portfolio Manager
                                                       for Dimensional Fund Advisors LP (2006-January
                                                       2015).
-------------------------------------------------------------------------------------------------------------
David J. Rapozo     Vice President    Since 2014       Vice President of all the DFA Entities. Formerly,
1967                                                   Regional Director for Dimensional Fund Advisors LP
                                                       (January 2011-January 2014); Vice President at
                                                       BlackRock (2009-2010).
-------------------------------------------------------------------------------------------------------------
Mark A. Regier      Vice President    Since 2013       Vice President of all the DFA Entities. Formerly,
1969                                                   Planning and Analysis Manager for Dimensional
                                                       Fund Advisors LP (July 2007-January 2014).
-------------------------------------------------------------------------------------------------------------
Cory T. Riedberger  Vice President    Since 2015       Vice President of all the DFA Entities. Formerly,
1979                                                   Regional Director (March 2011-January 2015) for
                                                       Dimensional Fund Advisors LP; Regional Vice
                                                       President (2003-March 2011) for Invesco
                                                       PowerShares.
-------------------------------------------------------------------------------------------------------------
Savina B. Rizova    Vice President    Since 2012       Vice President of all the DFA Entities. Formerly,
1981                                                   Research Associate (June 2011-January 2012) for
                                                       Dimensional Fund Advisors LP.
-------------------------------------------------------------------------------------------------------------
Michael F. Rocque   Vice President    Since 2015       Vice President of all the DFA Entities. Formerly,
1968                                                   Senior Fund Accounting Manager (July 2013-
                                                       January 2015) for Dimensional Fund Advisors LP;
                                                       Senior Financial Consultant and Chief Accounting
                                                       Officer (July 2002-July 2013) for MFS Investment
                                                       Management.
-------------------------------------------------------------------------------------------------------------

                                     Term of Office/1/
 Name and Year of                     and Length of
       Birth            Position         Service               Principal Occupation During Past 5 Years
---------------------------------------------------------------------------------------------------------------
L. Jacobo Rodriguez  Vice President    Since 2005       Vice President of all the DFA Entities.
1971
---------------------------------------------------------------------------------------------------------------
Austin S. Rosenthal  Vice President    Since 2015       Vice President of all the DFA Entities. Formerly, Vice
1978                                                    President for Dimensional SmartNest (US) LLC
                                                        (September 2010-November 2014).
---------------------------------------------------------------------------------------------------------------
Oliver J. Rowe       Vice President    Since 2014       Vice President of all the DFA Entities. Formerly,
1960                                                    Senior Manager, Human Resources for Dimensional
                                                        Fund Advisors LP (January 2012-January 2014);
                                                        Director of Human Resources at Spansion, Inc.
                                                        (March 2009-December 2011).
---------------------------------------------------------------------------------------------------------------
Joseph S. Ruzicka    Vice President    Since 2015       Vice President of all the DFA Entities. Formerly,
1987                                                    Manager Investment Analytics and Data (January
                                                        2014-January 2015), Senior Associate, Investment
                                                        Analytics and Data (January 2013-January 2014),
                                                        Associate, Investment Analytics and Data (January
                                                        2012-January 2013), and Investment Data Analyst
                                                        (April 2010-January 2012) for Dimensional Fund
                                                        Advisors LP.
---------------------------------------------------------------------------------------------------------------
Julie A. Saft        Vice President    Since 2010       Vice President of all the DFA Entities. Formerly,
1959                                                    Client Systems Manager for Dimensional Fund
                                                        Advisors LP (July 2008-January 2010); Senior
                                                        Manager at Vanguard (November 1997-July 2008).
---------------------------------------------------------------------------------------------------------------
Joel P. Schneider    Vice President    Since 2015       Vice President of all the DFA Entities. Portfolio
1980                                                    Manager (since 2013) for Dimensional Fund
                                                        Advisors LP. Formerly, Investment Associate (April
                                                        2011-January 2013) for Dimensional Fund Advisors
                                                        LP; Associate Consultant for ZS Associates (April
                                                        2008-November 2010).
---------------------------------------------------------------------------------------------------------------
Ashish Shrestha      Vice President    Since 2015       Vice President of all the DFA Entities. Formerly,
1978                                                    Regional Director (September 2009-January 2015)
                                                        and Senior Associate (September 2008-September
                                                        2009) for Dimensional Fund Advisors LP.
---------------------------------------------------------------------------------------------------------------
Bruce A. Simmons     Vice President    Since 2009       Vice President of all the DFA Entities. Formerly,
1965                                                    Investment Operations Manager for Dimensional
                                                        Fund Advisors LP (May 2007-January 2009).
---------------------------------------------------------------------------------------------------------------
Ted R. Simpson       Vice President    Since 2007       Vice President of all the DFA Entities.
1968
---------------------------------------------------------------------------------------------------------------
Bhanu P. Singh       Vice President    Since 2014       Vice President of all the DFA Entities. Senior
1981                                                    Portfolio Manager for Dimensional Fund Advisors LP
                                                        (since January 2015). Formerly, Portfolio Manager
                                                        (January 2012-January 2015) and Investment
                                                        Associate for Dimensional Fund Advisors LP (August
                                                        2010-December 2011).
---------------------------------------------------------------------------------------------------------------
Bryce D. Skaff       Vice President    Since 2007       Vice President of all the DFA Entities.
1975
---------------------------------------------------------------------------------------------------------------
Lukas J. Smart       Vice President    Since 2014       Vice President of all the DFA Entities. Portfolio
1977                                                    Manager of Dimensional Fund Advisors LP (since
                                                        January 2010).
---------------------------------------------------------------------------------------------------------------
Andrew D. Smith      Vice President    Since 2011       Vice President of all the DFA Entities. Formerly,
1968                                                    Project Manager for Dimensional Fund Advisors LP
                                                        (2007-2010).
---------------------------------------------------------------------------------------------------------------
Grady M. Smith       Vice President    Since 2004       Vice President of all the DFA Entities and
1956                                                    Dimensional Fund Advisors Canada ULC.
---------------------------------------------------------------------------------------------------------------
Lawrence R. Spieth   Vice President    Since 2004       Vice President of all the DFA Entities.
1947
---------------------------------------------------------------------------------------------------------------
Richard H. Tatlow V  Vice President    Since 2013       Vice President of all the DFA Entities. Formerly,
1971                                                    Regional Director for Dimensional Fund Advisors LP
                                                        (April 2010-January 2013).
---------------------------------------------------------------------------------------------------------------

                                      Term of Office/1/
  Name and Year of                     and Length of
       Birth             Position         Service              Principal Occupation During Past 5 Years
---------------------------------------------------------------------------------------------------------------
Blake T. Tatsuta      Vice President    Since 2013       Vice President of all the DFA Entities. Formerly,
1973                                                     Manager, Investment Analytics and Data (2012-
                                                         January 2013) and Research Assistant (2002-2011)
                                                         for Dimensional Fund Advisors LP.
---------------------------------------------------------------------------------------------------------------
Erik T. Totten        Vice President    Since 2013       Vice President of all the DFA Entities. Formerly,
1980                                                     Regional Director (2010-January 2013) and Senior
                                                         Associate (2007-2009) for Dimensional Fund
                                                         Advisors LP.
---------------------------------------------------------------------------------------------------------------
John H. Totten        Vice President    Since 2012       Vice President of all the DFA Entities. Formerly,
1978                                                     Regional Director for Dimensional Fund Advisors LP
                                                         (January 2008-January 2012).
---------------------------------------------------------------------------------------------------------------
Robert C. Trotter     Vice President    Since 2009       Vice President of all the DFA Entities.
1958
---------------------------------------------------------------------------------------------------------------
Dave C. Twardowski    Vice President    Since 2015       Vice President of all the DFA Entities. Formerly,
1982                                                     Research Associate (June 2011-January 2015) for
                                                         Dimensional Fund Advisors LP; Research Assistant
                                                         at Dartmouth College (2009-2011).
---------------------------------------------------------------------------------------------------------------
Karen E. Umland       Vice President    Since 1997       Vice President of all the DFA Entities, DFA Australia
1966                                                     Limited, Dimensional Fund Advisors Ltd., and
                                                         Dimensional Fund Advisors Canada ULC.
---------------------------------------------------------------------------------------------------------------
Benjamin C. Walker    Vice President    Since 2014       Vice President of all the DFA Entities. Formerly,
1979                                                     Regional Director for Dimensional Fund Advisors LP
                                                         (September 2008-January 2014).
---------------------------------------------------------------------------------------------------------------
Brian J. Walsh        Vice President    Since 2009       Vice President of all the DFA Entities. Portfolio
1970                                                     Manager for Dimensional Fund Advisors LP (since
                                                         2004).
---------------------------------------------------------------------------------------------------------------
Jessica Walton        Vice President    Since 2015       Vice President of all the DFA Entities. Formerly,
1974                                                     Regional Director (January 2012-January 2015) for
                                                         Dimensional Fund Advisors LP; Director of Marketing
                                                         and Investor Relations for Treaty Oak Capital
                                                         Management (July 2011-October 2011); Vice
                                                         President for Rockspring Capital (October 2010-July
                                                         2011); Program Director for RevEurope Payments
                                                         (November 2008-October 2010).
---------------------------------------------------------------------------------------------------------------
Weston J. Wellington  Vice President    Since 1997       Vice President of all the DFA Entities.
1951
---------------------------------------------------------------------------------------------------------------
Ryan J. Wiley         Vice President    Since 2007       Vice President of all the DFA Entities.
1976
---------------------------------------------------------------------------------------------------------------
Stacey E. Winning     Vice President    Since 2015       Vice President of all the DFA Entities. Head of
1981                                                     Global Recruiting and Development (since June
                                                         2014) for Dimensional Fund Advisors LP. Formerly,
                                                         Senior Manager, Recruiting (December 2012-June
                                                         2014) for Dimensional Fund Advisors LP; Co-Head
                                                         of Global Recruiting (May 2009-November 2012) for
                                                         Two Sigma Investments.
---------------------------------------------------------------------------------------------------------------
Paul E. Wise          Vice President    Since 2005       Vice President of all the DFA Entities.
1955
---------------------------------------------------------------------------------------------------------------
Joseph L. Young       Vice President    Since 2011       Vice President of all the DFA Entities. Formerly,
1978                                                     Regional Director for Dimensional Fund Advisors LP
                                                         (2005-2010).
---------------------------------------------------------------------------------------------------------------

/1/ Each officer holds office for an indefinite term at the pleasure of the Board of Directors and until his or her successor is elected and qualified.

                  VOTING PROXIES ON FUND PORTFOLIO SECURITIES

   A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available (1) without charge, upon request, by calling collect: (512) 306-7400; (2) from the Advisor's website at http://us.dimensional.com; and (3) on the SEC's website at http://www.sec.gov. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://us.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

                            NOTICE TO SHAREHOLDERS

                                  (Unaudited)

For shareholders that do not have an October 31, 2015 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2015 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year November 1, 2014 to October 31, 2015, each Portfolio is designating the following items with regard to distributions paid during the fiscal year. All designations are based on financial information available as of the date of this annual report and, accordingly are subject to change. For each item, it is the intention of the Portfolio to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

                                                                                               Qualifying
                                                                                                  For
                                           Net                                                 Corporate
                                       Investment    Short-Term     Long-Term                  Dividends   Qualifying  Foreign
                                         Income     Capital Gain  Capital Gain      Total       Received    Dividend     Tax
Dimensional Investment Group Inc.     Distributions Distributions Distributions Distributions Deduction(1) Income(2)  Credit(3)
---------------------------------     ------------- ------------- ------------- ------------- ------------ ---------- ---------
U.S. Large Cap Value Portfolio II....      100%          --            --            100%         100%        100%       --
DFA International Value Portfolio II.       62%           1%           37%           100%         100%        100%        4%


                                                           Qualifying
                                       Foreign  Qualifying Short-Term
                                       Source    Interest   Capital
Dimensional Investment Group Inc.     Income(4) Income(5)   Gain(6)
---------------------------------     --------- ---------- ----------
U.S. Large Cap Value Portfolio II....     --       100%       100%
DFA International Value Portfolio II.    100%      100%       100%

----------
(1)Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

(2)The percentage in this column represents the amount of "Qualifying Dividend Income" as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions). Please note that these percentages are designated only, refer to your 1099 for actual qualified dividend income.

(3)"Foreign Tax Credit" represents dividends which qualify for the foreign tax credit pass through and is reflected as a percentage of investment company taxable income.

(4)"Foreign Source Income" represents the portion of dividends derived from foreign sources, and is reflected as a percentage of investment company taxable income.

(5)The percentage in this column represents the amount of "Qualifying Interest Income" as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage ordinary income distributions (the total of short-term capital gain and net investment income distributions).

(6)The percentage in this column represents the amount of "Qualifying Short-Term Capital Gain" as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

                                                               DFA103115-009A
 [LOGO]                                                              00157604

[LOGO]


ANNUAL REPORT

year ended: October 31, 2015

Dimensional Investment Group Inc.
DFA International Value Portfolio III
U.S. Large Cap Value Portfolio III
Tax-Managed U.S. Marketwide Value Portfolio II

[LOGO]

Dimensional Fund Advisors
6300 Bee Cave Road, Building One
Austin, TX 78746

November 2015

Dear Fellow Shareholder,

Dimensional is built around a set of ideas that are bigger than our firm. Our point of view about market efficiency, our commitment to research, and our focus on implementation form the basis of our approach. We are fortunate to have found clients who are drawn to these ideas and the consistency we have shown to these principles over time.

Combining insights gained from research with effective implementation has been central to Dimensional's approach since our founding and will continue to be our focus.

Sincerely,

/s/ David G. Booth

David G. Booth
Chairman and Co-Chief Executive Officer

                       DIMENSIONAL INVESTMENT GROUP INC.

                                 ANNUAL REPORT

                               Table of Contents

                                                                    Page
                                                                    ----
        Letter to Shareholders
        Definitions of Abbreviations and Footnotes.................   1
        Dimensional Investment Group Inc.
           Performance Charts......................................   2
           Management's Discussion and Analysis....................   4
           Disclosure of Fund Expenses.............................   7
           Disclosure of Portfolio Holdings........................   9
           Schedules of Investments
               DFA International Value Portfolio III...............  10
               U.S. Large Cap Value Portfolio III..................  10
               Tax-Managed U.S. Marketwide Value Portfolio II......  10
           Statements of Assets and Liabilities....................  11
           Statements of Operations................................  12
           Statements of Changes in Net Assets.....................  13
           Financial Highlights....................................  14
           Notes to Financial Statements...........................  16
           Report of Independent Registered Public Accounting Firm.  22
           Results of the Shareholder Meeting......................  23
        The DFA Investment Trust Company
           Performance Charts......................................  27
           Management's Discussion and Analysis....................  29
           Disclosure of Fund Expenses.............................  32
           Disclosure of Portfolio Holdings........................  34
           Summary Schedules of Portfolio Holdings
               The DFA International Value Series..................  35
               The U.S. Large Cap Value Series.....................  39
               The Tax-Managed U.S. Marketwide Value Series........  42
           Statements of Assets and Liabilities....................  45
           Statements of Operations................................  46
           Statements of Changes in Net Assets.....................  47
           Financial Highlights....................................  48
           Notes to Financial Statements...........................  49
           Report of Independent Registered Public Accounting Firm.  57
           Results of the Shareholder Meeting......................  58
        Fund Management............................................  60
        Voting Proxies on Fund Portfolio Securities................  73
        Notice to Shareholders.....................................  74

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                       DIMENSIONAL INVESTMENT GROUP INC.

                       THE DFA INVESTMENT TRUST COMPANY

                  DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments/Summary Schedule of Portfolio Holdings
---------------------------------------------------------------

Investment Abbreviations
ADR     American Depositary Receipt
P.L.C.  Public Limited Company

Investment Footnotes
+       See Note B to Financial Statements.
++      Securities that have generally been fair value factored. See Note B to Financial Statements.
**      Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other Securities" are those securities that are not among the top 50 holdings in affiliated issues of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.
*       Non-Income Producing Securities.
#       Total or Partial Securities on Loan.
@       Security purchased with cash proceeds from Securities on Loan.
(S)     Affiliated Fund.

Financial Highlights
--------------------
(A)     Computed using average shares outstanding.
(B)     Represents the combined ratios for the respective portfolio and its respective pro-rata share of its
        Master Funds.

All Statements, Schedules and Notes to Financial Statements
-----------------------------------------------------------
--      Amounts designated as -- are either zero or rounded to zero.
REIT    Real Estate Investment Trust
SEC     Securities and Exchange Commission

                       DIMENSIONAL INVESTMENT GROUP INC.

                              PERFORMANCE CHARTS
                                  (Unaudited)

--------------------------------------------------------------------------------
DFA INTERNATIONAL VALUE PORTFOLIO III VS.
MSCI WORLD EX USA INDEX (NET DIVIDENDS)
October 31, 2005-October 31, 2015

                                     [CHART]

                 DFA International              MSCI World ex USA
                Value Portfolio III           Index (net dividends)
               ---------------------          ---------------------
10/31/2005            $10,000                       $10,000
11/30/2005             10,181                        10,265
12/31/2005             10,677                        10,741
 1/31/2006             11,410                        11,420
 2/28/2006             11,516                        11,382
 3/31/2006             12,005                        11,743
 4/30/2006             12,613                        12,304
 5/31/2006             12,099                        11,837
 6/30/2006             12,023                        11,822
 7/31/2006             12,208                        11,932
 8/31/2006             12,627                        12,271
 9/30/2006             12,802                        12,262
10/31/2006             13,374                        12,746
11/30/2006             13,812                        13,126
12/31/2006             14,357                        13,502
 1/31/2007             14,627                        13,584
 2/28/2007             14,614                        13,693
 3/31/2007             15,081                        14,044
 4/30/2007             15,847                        14,683
 5/31/2007             16,388                        15,009
 6/30/2007             16,265                        15,024
 7/31/2007             15,816                        14,816
 8/31/2007             15,635                        14,602
 9/30/2007             16,454                        15,432
10/31/2007             17,250                        16,102
11/30/2007             16,205                        15,473
12/31/2007             15,851                        15,182
 1/31/2008             14,569                        13,813
 2/29/2008             14,381                        14,063
 3/31/2008             14,556                        13,863
 4/30/2008             15,204                        14,633
 5/31/2008             15,211                        14,855
 6/30/2008             13,708                        13,700
 7/31/2008             13,322                        13,212
 8/31/2008             12,764                        12,702
 9/30/2008             11,268                        10,868
10/31/2008              8,447                         8,607
11/30/2008              7,922                         8,140
12/31/2008              8,526                         8,569
 1/31/2009              7,351                         7,770
 2/28/2009              6,445                         6,983
 3/31/2009              7,147                         7,443
 4/30/2009              8,463                         8,403
 5/31/2009              9,721                         9,466
 6/30/2009              9,579                         9,368
 7/31/2009             10,710                        10,248
 8/31/2009             11,323                        10,739
 9/30/2009             11,910                        11,182
10/31/2009             11,435                        11,002
11/30/2009             11,769                        11,275
12/31/2009             11,905                        11,454
 1/31/2010             11,218                        10,917
 2/28/2010             11,255                        10,906
 3/31/2010             12,150                        11,608
 4/30/2010             11,941                        11,435
 5/31/2010             10,543                        10,173
 6/30/2010             10,357                        10,026
 7/31/2010             11,654                        10,953
 8/31/2010             11,085                        10,626
 9/30/2010             12,272                        11,645
10/31/2010             12,698                        12,060
11/30/2010             12,058                        11,549
12/31/2010             13,186                        12,479
 1/31/2011             13,753                        12,748
 2/28/2011             14,206                        13,220
 3/31/2011             13,820                        12,956
 4/30/2011             14,551                        13,661
 5/31/2011             14,027                        13,256
 6/30/2011             13,832                        13,067
 7/31/2011             13,393                        12,852
 8/31/2011             11,953                        11,765
 9/30/2011             10,650                        10,584
10/31/2011             11,675                        11,613
11/30/2011             11,289                        11,076
12/31/2011             10,986                        10,956
 1/31/2012             11,728                        11,547
 2/29/2012             12,334                        12,182
 3/31/2012             12,241                        12,092
 4/30/2012             11,801                        11,887
 5/31/2012             10,338                        10,531
 6/30/2012             11,075                        11,221
 7/31/2012             11,026                        11,361
 8/31/2012             11,483                        11,685
 9/30/2012             11,894                        12,040
10/31/2012             12,042                        12,125
11/30/2012             12,230                        12,380
12/31/2012             12,832                        12,754
 1/31/2013             13,440                        13,381
 2/28/2013             13,035                        13,248
 3/31/2013             13,078                        13,353
 4/30/2013             13,721                        13,961
 5/31/2013             13,552                        13,648
 6/30/2013             13,081                        13,137
 7/31/2013             13,968                        13,836
 8/31/2013             13,873                        13,658
 9/30/2013             14,921                        14,623
10/31/2013             15,432                        15,113
11/30/2013             15,492                        15,206
12/31/2013             15,832                        15,435
 1/31/2014             15,251                        14,812
 2/28/2014             16,122                        15,620
 3/31/2014             16,007                        15,550
 4/30/2014             16,284                        15,796
 5/31/2014             16,459                        16,040
 6/30/2014             16,667                        16,268
 7/31/2014             16,292                        15,978
 8/31/2014             16,302                        15,991
 9/30/2014             15,592                        15,334
10/31/2014             15,319                        15,090
11/30/2014             15,328                        15,276
12/31/2014             14,751                        14,768
 1/31/2015             14,655                        14,715
 2/28/2015             15,708                        15,595
 3/31/2015             15,379                        15,334
 4/30/2015             16,220                        15,998
 5/31/2015             16,230                        15,859
 6/30/2015             15,757                        15,408
 7/31/2015             15,609                        15,652
 8/31/2015             14,448                        14,512            Past performance is not predictive of
 9/30/2015             13,462                        13,780            future performance.
10/31/2015             14,490                        14,816            The returns shown do not reflect the
                                                                       deduction of taxes that a shareholder
         Average Annual        One        Five        Ten              would pay on fund distributions or the
         Total Return          Year       Years      Years             redemption of fund shares.
         -------------------------------------------------------       MSCI data copyright MSCI 2015, all
                              -5.41%      2.68%      3.78%             rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
U.S. LARGE CAP VALUE PORTFOLIO III VS.
RUSSELL 1000(R) VALUE INDEX
October 31, 2005-October 31, 2015

                                     [CHART]

                U.S. Large Cap
              Value Portfolio III       Russell 1000/R/ Value Index
             ---------------------      ---------------------------
 10/31/2005        $10,000                        $10,000
 11/30/2005         10,400                         10,327
 12/31/2005         10,412                         10,389
  1/31/2006         10,910                         10,792
  2/28/2006         10,872                         10,858
  3/31/2006         11,067                         11,005
  4/30/2006         11,373                         11,285
  5/31/2006         11,167                         11,000
  6/30/2006         11,264                         11,070
  7/31/2006         11,102                         11,339
  8/31/2006         11,283                         11,529
  9/30/2006         11,598                         11,759
 10/31/2006         12,057                         12,144
 11/30/2006         12,283                         12,421
 12/31/2006         12,529                         12,700
  1/31/2007         12,898                         12,862
  2/28/2007         12,704                         12,662
  3/31/2007         12,788                         12,857
  4/30/2007         13,333                         13,332
  5/31/2007         13,884                         13,813
  6/30/2007         13,661                         13,491
  7/31/2007         12,815                         12,867
  8/31/2007         12,568                         13,011
  9/30/2007         12,893                         13,458
 10/31/2007         12,965                         13,459
 11/30/2007         12,240                         12,801
 12/31/2007         12,203                         12,678
  1/31/2008         11,735                         12,170
  2/29/2008         11,377                         11,660
  3/31/2008         11,266                         11,573
  4/30/2008         11,976                         12,137
  5/31/2008         12,266                         12,117
  6/30/2008         10,920                         10,957
  7/31/2008         10,803                         10,918
  8/31/2008         11,010                         11,104
  9/30/2008         10,023                         10,288
 10/31/2008          7,766                          8,507
 11/30/2008          7,007                          7,897
 12/31/2008          7,231                          8,006
  1/31/2009          6,371                          7,086
  2/28/2009          5,483                          6,139
  3/31/2009          6,021                          6,664
  4/30/2009          6,993                          7,378
  5/31/2009          7,537                          7,834
  6/30/2009          7,439                          7,777
  7/31/2009          8,148                          8,413
  8/31/2009          8,699                          8,853
  9/30/2009          9,076                          9,195
 10/31/2009          8,688                          8,914
 11/30/2009          9,176                          9,416
 12/31/2009          9,431                          9,583
  1/31/2010          9,207                          9,313
  2/28/2010          9,612                          9,607
  3/31/2010         10,361                         10,233
  4/30/2010         10,687                         10,498
  5/31/2010          9,774                          9,635
  6/30/2010          9,035                          9,092
  7/31/2010          9,740                          9,708
  8/31/2010          9,151                          9,292
  9/30/2010         10,048                         10,013
 10/31/2010         10,422                         10,314
 11/30/2010         10,341                         10,259
 12/31/2010         11,353                         11,069
  1/31/2011         11,714                         11,319
  2/28/2011         12,347                         11,737
  3/31/2011         12,406                         11,783
  4/30/2011         12,716                         12,097
  5/31/2011         12,539                         11,969
  6/30/2011         12,313                         11,724
  7/31/2011         11,750                         11,335
  8/31/2011         10,756                         10,628
  9/30/2011          9,668                          9,824
 10/31/2011         11,010                         10,949
 11/30/2011         10,921                         10,893
 12/31/2011         11,005                         11,112
  1/31/2012         11,554                         11,532
  2/29/2012         12,222                         11,992
  3/31/2012         12,445                         12,348
  4/30/2012         12,189                         12,222
  5/31/2012         11,322                         11,505
  6/30/2012         11,935                         12,076
  7/31/2012         12,049                         12,201
  8/31/2012         12,526                         12,466
  9/30/2012         12,989                         12,862
 10/31/2012         13,027                         12,799
 11/30/2012         13,050                         12,793
 12/31/2012         13,445                         13,058
  1/31/2013         14,389                         13,906
  2/28/2013         14,573                         14,106
  3/31/2013         15,269                         14,665
  4/30/2013         15,431                         14,886
  5/31/2013         16,062                         15,269
  6/30/2013         15,885                         15,134
  7/31/2013         16,836                         15,951
  8/31/2013         16,341                         15,346
  9/30/2013         16,817                         15,730
 10/31/2013         17,672                         16,419
 11/30/2013         18,410                         16,877
 12/31/2013         18,904                         17,305
  1/31/2014         18,154                         16,690
  2/28/2014         18,768                         17,412
  3/31/2014         19,210                         17,828
  4/30/2014         19,338                         17,997
  5/31/2014         19,763                         18,261
  6/30/2014         20,301                         18,738
  7/31/2014         20,148                         18,418
  8/31/2014         20,791                         19,095
  9/30/2014         20,279                         18,701
 10/31/2014         20,433                         19,122
 11/30/2014         20,675                         19,513
 12/31/2014         20,829                         19,633
  1/31/2015         19,797                         18,848
  2/28/2015         21,196                         19,760
  3/31/2015         20,797                         19,491
  4/30/2015         21,217                         19,673
  5/31/2015         21,457                         19,910
  6/30/2015         21,111                         19,512
  7/31/2015         21,051                         19,598              Past performance is not predictive of
  8/31/2015         19,777                         18,430              future performance.
  9/30/2015         19,139                         17,874              The returns shown do not reflect the
 10/31/2015         20,706                         19,223              deduction of taxes that a shareholder
                                                                       would pay on fund distributions or the
         Average Annual       One        Five         Ten              redemption of fund shares.
         Total Return         Year       Years       Years             Russell data copyright (C) Russell
         -------------------------------------------------------       Investment Group 1995-2015, all rights
                              1.34%      14.72%      7.55%             reserved.

--------------------------------------------------------------------------------

                       DIMENSIONAL INVESTMENT GROUP INC.

                              PERFORMANCE CHARTS
                                  (Unaudited)

--------------------------------------------------------------------------------
TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO II VS.
RUSSELL 3000(R) VALUE INDEX
October 31, 2005-October 31, 2015

                                     [CHART]

             Tax-Managed U.S. Marketwide
                  Value Portfolio II              Russell 3000/R/ Value Index
             ---------------------------          ---------------------------
 10/31/2005           $10,000                              $10,000
 11/30/2005            10,398                               10,334
 12/31/2005            10,446                               10,383
  1/31/2006            11,032                               10,826
  2/28/2006            10,998                               10,886
  3/31/2006            11,259                               11,068
  4/30/2006            11,543                               11,326
  5/31/2006            11,218                               11,023
  6/30/2006            11,293                               11,099
  7/31/2006            11,217                               11,330
  8/31/2006            11,279                               11,533
  9/30/2006            11,496                               11,752
 10/31/2006            11,942                               12,156
 11/30/2006            12,234                               12,440
 12/31/2006            12,470                               12,703
  1/31/2007            12,799                               12,868
  2/28/2007            12,631                               12,672
  3/31/2007            12,775                               12,864
  4/30/2007            13,232                               13,308
  5/31/2007            13,856                               13,789
  6/30/2007            13,555                               13,467
  7/31/2007            12,815                               12,799
  8/31/2007            12,752                               12,952
  9/30/2007            13,073                               13,365
 10/31/2007            13,088                               13,378
 11/30/2007            12,316                               12,697
 12/31/2007            12,262                               12,575
  1/31/2008            11,778                               12,070
  2/29/2008            11,353                               11,567
  3/31/2008            11,144                               11,500
  4/30/2008            11,779                               12,045
  5/31/2008            12,033                               12,059
  6/30/2008            10,708                               10,905
  7/31/2008            10,625                               10,912
  8/31/2008            10,843                               11,124
  9/30/2008             9,923                               10,332
 10/31/2008             7,703                                8,519
 11/30/2008             6,940                                7,878
 12/31/2008             7,178                                8,016
  1/31/2009             6,244                                7,076
  2/28/2009             5,401                                6,128
  3/31/2009             5,973                                6,654
  4/30/2009             7,005                                7,394
  5/31/2009             7,528                                7,827
  6/30/2009             7,423                                7,772
  7/31/2009             8,181                                8,428
  8/31/2009             8,723                                8,866
  9/30/2009             9,112                                9,216
 10/31/2009             8,677                                8,908
 11/30/2009             9,080                                9,393
 12/31/2009             9,417                                9,601
  1/31/2010             9,152                                9,330
  2/28/2010             9,574                                9,635
  3/31/2010            10,328                               10,277
  4/30/2010            10,727                               10,581
  5/31/2010             9,811                                9,709
  6/30/2010             9,057                                9,137
  7/31/2010             9,787                                9,758
  8/31/2010             9,143                                9,316
  9/30/2010            10,058                               10,060
 10/31/2010            10,452                               10,369
 11/30/2010            10,476                               10,339
 12/31/2010            11,461                               11,158
  1/31/2011            11,747                               11,391
  2/28/2011            12,412                               11,824
  3/31/2011            12,494                               11,880
  4/30/2011            12,787                               12,186
  5/31/2011            12,581                               12,050
  6/30/2011            12,364                               11,799
  7/31/2011            11,838                               11,408
  8/31/2011            10,858                               10,671
  9/30/2011             9,754                                9,836
 10/31/2011            11,106                               10,985
 11/30/2011            11,018                               10,931
 12/31/2011            11,130                               11,147
  1/31/2012            11,711                               11,594
  2/29/2012            12,331                               12,033
  3/31/2012            12,594                               12,391
  4/30/2012            12,360                               12,260
  5/31/2012            11,495                               11,539
  6/30/2012            12,099                               12,110
  7/31/2012            12,205                               12,217
  8/31/2012            12,660                               12,490
  9/30/2012            13,120                               12,891
 10/31/2012            13,161                               12,820
 11/30/2012            13,243                               12,818
 12/31/2012            13,625                               13,103
  1/31/2013            14,521                               13,949
  2/28/2013            14,751                               14,147
  3/31/2013            15,480                               14,709
  4/30/2013            15,596                               14,913
  5/31/2013            16,107                               15,301
  6/30/2013            16,008                               15,171
  7/31/2013            16,976                               16,003
  8/31/2013            16,479                               15,388
  9/30/2013            17,080                               15,813
 10/31/2013            17,886                               16,491
 11/30/2013            18,625                               16,966
 12/31/2013            19,144                               17,386
  1/31/2014            18,385                               16,764
  2/28/2014            19,061                               17,493
  3/31/2014            19,347                               17,894
  4/30/2014            19,389                               18,014
  5/31/2014            19,850                               18,266
  6/30/2014            20,360                               18,769
  7/31/2014            20,041                               18,383
  8/31/2014            20,781                               19,068
  9/30/2014            20,247                               18,605
 10/31/2014            20,602                               19,090
 11/30/2014            20,863                               19,443
 12/31/2014            21,076                               19,594
  1/31/2015            20,021                               18,808
  2/28/2015            21,467                               19,715
  3/31/2015            21,261                               19,493
  4/30/2015            21,483                               19,628
  5/31/2015            21,808                               19,858
  6/30/2015            21,581                               19,494
  7/31/2015            21,641                               19,528               Past performance is not predictive of
  8/31/2015            20,278                               18,381               future performance.
  9/30/2015            19,644                               17,820               The returns shown do not reflect the
 10/31/2015            21,194                               19,136               deduction of taxes that a shareholder
                                                                                 would pay on fund distributions or the
           Average Annual         One          Five           Ten                redemption of fund shares.
           Total Return           Year         Years         Years               Russell data copyright (C) Russell
           --------------------------------------------------------------        Investment Group 1995-2015, all rights
                                  2.88%        15.19%        7.80%               reserved.

--------------------------------------------------------------------------------

                       DIMENSIONAL INVESTMENT GROUP INC.

                     MANAGEMENT'S DISCUSSION AND ANALYSIS
                                  (Unaudited)


 International Equity Market Review          12 Months Ended October 31, 2015

   Performance of non-U.S. developed markets was varied for the period. Small-cap stocks and growth stocks had positive returns while large-cap stocks and value stocks had negative returns. As measured by the MSCI World ex USA indices, small-cap stocks outperformed large-cap stocks, and growth stocks outperformed value stocks.

                       12 Months Ended October 31, 2015
                       --------------------------------
                                              Return in U.S. Dollars
                                              ----------------------
           MSCI World ex USA Index...........         -1.81%
           MSCI World ex USA Small cap Index.          4.66%
           MSCI World ex USA Value Index.....         -5.92%
           MSCI World ex USA Growth Index....          2.33%

   During the period, the U.S. dollar (USD) appreciated against most developed markets currencies, decreasing USD-denominated returns in developed markets.

                           12 Months Ended October 31, 2015
                            --------------------------------

Ten Largest Foreign Developed Markets by Market Cap  Local Return Return in U.S. Dollars
---------------------------------------------------  ------------ ----------------------
                  United Kingdom....................     0.01%            -3.45%
                  Japan.............................    17.41%             9.07%
                  Canada............................    -5.27%           -18.37%
                  France............................    18.69%             4.64%
                  Switzerland.......................     3.70%             1.25%
                  Germany...........................    16.20%             2.45%
                  Australia.........................    -2.25%           -20.66%
                  Spain.............................     0.50%           -11.40%
                  Hong Kong.........................    -1.73%            -1.67%
                  Sweden............................     9.47%            -4.59%

----------
Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2015, all rights reserved.

Master-Feeder Structure

   Certain portfolios described below, called "Feeder Funds," do not buy individual securities directly; instead, these portfolios invest in corresponding funds called "Master Funds." Master Funds, in turn, purchase stocks and/or other securities.

International Equity Portfolio Performance Overview

DFA International Value Portfolio III

   The DFA International Value Portfolio III is designed to capture the returns of international large company value stocks by purchasing shares of The DFA International Value Series, a Master Fund that invests in such stocks. Value is measured primarily by book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2015, the Master Fund held approximately 520 securities in 22 eligible developed countries. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Master Fund's assets.

   For the 12 months ending October 31, 2015, total returns were -5.41% for the Portfolio and -1.81% for the MSCI World ex USA Index (net dividends). As a result of the Master Fund's diversified investment approach, performance was determined principally by broad trends in international equity markets rather than the behavior of a limited number of stocks. The Master Fund had significantly greater exposure than the Index to value stocks. Value stocks generally underperformed during the period, which detracted from the Portfolio's relative performance. Differences in the valuation timing and methodology between the Master Fund and the Index generally detracted from relative performance. The Master Fund prices foreign exchange rates at the closing of the U.S. markets while the Index uses rates at 4 p.m. London time. The Master Fund also may use fair value pricing to price certain portfolio securities at the closing of the U.S. markets while the Index uses local market closing prices.

 U.S. Equity Market Review                   12 Months Ended October 31, 2015

   U.S. equities had positive returns during the period. The broad U.S. equity market, as measured by the Russell 3000(R) Index, gained approximately 4.5%. Large-cap stocks outperformed small-cap stocks as measured by the Russell indices.

              Total Return for 12 Months Ended October 31, 2015
               -------------------------------------------------

              Russell 3000(R) Index ....................... 4.49%
              Russell Microcap(R) Index (micro-cap stocks). 0.82%
              Russell 2000(R) Index (small-cap stocks) .... 0.34%
              Russell 1000(R) Index (large-cap stocks) .... 4.86%
              Dow Jones U.S. Select REIT Index/SM/......... 6.87%

   Growth stocks outperformed value stocks as measured by the Russell indices.

               Total Return for 12 Months Ended October 31, 2015
               -------------------------------------------------

        Russell 2000(R) Value Index (small-cap value stocks) .... -2.88%
        Russell 2000(R) Growth Index (small-cap growth stocks) ..  3.52%
        Russell 1000(R) Value Index (large-cap value stocks) ....  0.53%
        Russell 1000(R) Growth Index (large-cap growth stocks) ..  9.18%

----------
Source: Russell data copyright (C) Russell Investment Group 1995-2015, all rights reserved.

   Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") believes that among the most important factors explaining differences in the behavior of diversified equity portfolios are the market capitalization and value/growth characteristics of the portfolios' holdings. Value characteristics are a function of stock price relative to one or more fundamental characteristics such as book value, earnings, or dividends.

   For many Dimensional U.S. equity portfolios, differences in returns over the period were primarily attributable to differences in value/growth and size characteristics as well as the exclusion of REIT securities from most Dimensional portfolios and the exclusion of securities of highly regulated utilities from most value strategies. For many portfolios, the construction approach used by Dimensional generally resulted in portfolios with greater weight in value, small-cap, and/or micro-cap companies relative to widely used benchmarks.

Master-Feeder Structure

   Certain portfolios described below, called "Feeder Funds," do not buy individual securities directly; instead, these portfolios invest in corresponding funds called "Master Funds." Master Funds, in turn, purchase stocks and/or other securities.

U.S. Large Cap Value Portfolio III

   The U.S. Large Cap Value Portfolio III is designed to capture the returns of U.S. large-cap value stocks by purchasing shares of The U.S. Large Cap Value Series, a Master Fund that invests in such stocks. Value is measured primarily by book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2015, the Master Fund held approximately 300 securities. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Master Fund's assets.

   For the 12 months ended October 31, 2015, total returns were 1.34% for the Portfolio and 0.53% for the Russell 1000(R) Value Index. As a result of the Master Fund's diversified investment approach, performance was determined principally by broad trends in the U.S. equity market rather than the behavior of a limited number of stocks. The Master Fund had a smaller allocation than the Index to the largest-market-cap stocks and a greater allocation to the remainder of the eligible large-cap universe, which benefited relative performance as the largest-market-cap value stocks underperformed.

Tax-Managed U.S. Marketwide Value Portfolio II

   The Tax-Managed U.S. Marketwide Value Portfolio II invests in a broadly diversified group of U.S. value stocks by purchasing shares of The Tax-Managed U.S. Marketwide Value Series, a Master Fund that invests in such stocks while considering federal tax implications of investment decisions. Value is measured primarily by book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2015, the Master Fund held approximately 1,100 securities. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Master Fund's assets.

   For the 12 months ended October 31, 2015, total returns were 2.88% for the Portfolio and 0.24% for the Russell 3000(R) Value Index. As a result of the Master Fund's diversified investment approach, performance was determined principally by broad trends in the U.S. equity market rather than the behavior of a limited number of stocks. The Master Fund had a smaller allocation than the Index to the largest-market-cap stocks and a greater allocation to the remainder of the eligible universe, which benefited the Portfolio's performance relative to the Index as the largest market cap value stocks underperformed.

                       DIMENSIONAL INVESTMENT GROUP INC.

                          DISCLOSURE OF FUND EXPENSES
                                  (Unaudited)


   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   Actual Fund Return

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   Hypothetical Example for Comparison Purposes

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                               Six Months Ended October 31, 2015
EXPENSE TABLES
                                         Beginning  Ending              Expenses
                                          Account  Account   Annualized   Paid
                                           Value    Value     Expense    During
                                         05/01/15  10/31/15    Ratio*   Period*
                                         --------- --------- ---------- --------
DFA International Value Portfolio III**
---------------------------------------
Actual Fund Return...................... $1,000.00 $  893.40    0.25%    $1.19
Hypothetical 5% Annual Return........... $1,000.00 $1,023.95    0.25%    $1.28

U.S. Large Cap Value Portfolio III**
------------------------------------
Actual Fund Return...................... $1,000.00 $  975.90    0.14%    $0.70
Hypothetical 5% Annual Return........... $1,000.00 $1,024.50    0.14%    $0.71

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                                  Beginning  Ending              Expenses
                                                   Account  Account   Annualized   Paid
                                                    Value    Value     Expense    During
                                                  05/01/15  10/31/15    Ratio*   Period*
                                                  --------- --------- ---------- --------
Tax-Managed U.S. Marketwide Value Portfolio II**
------------------------------------------------
Actual Fund Return............................... $1,000.00 $  986.50    0.23%    $1.15
Hypothetical 5% Annual Return.................... $1,000.00 $1,024.05    0.23%    $1.17

----------
* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.

**The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the indirect payment of the Feeder Fund's portion of the expenses of its Master Fund (Affiliated Investment Company).

                       DIMENSIONAL INVESTMENT GROUP INC.

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (Unaudited)


   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For Dimensional Investment Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. Dimensional Investment Group Inc. filed its most recent Form N-Q with the SEC on September 29, 2015. They are available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement.

   The categories of industry classification for this Affiliated Investment Companies are represented in the Disclosure of Portfolio Holdings, which are included elsewhere within the report. Refer to the Summary Schedules of Portfolio Holdings for the underlying Affiliated Investment Company's holdings which reflect the investments by category.

                                                 Affiliated Investment Company
                                                 -----------------------------
 DFA International Value Portfolio III..........             100.0%
 U.S. Large Cap Value Portfolio III.............             100.0%
 Tax-Managed U.S. Marketwide Value Portfolio II.             100.0%

                            SCHEDULE OF INVESTMENTS

                               October 31, 2015

                     DFA INTERNATIONAL VALUE PORTFOLIO III

                                                                   Value+
                                                               --------------
  AFFILIATED INVESTMENT COMPANY -- (100.0%)
  Investment in The DFA International Value Series of The DFA
    Investment Trust Company.................................. $1,926,864,755
                                                               --------------
     TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost
       $1,934,485,817)........................................ $1,926,864,755
                                                               ==============

Summary of the Portfolio's Master Fund's investments as of October 31, 2015, based on their valuation inputs, is located within this report (See Master Fund's Security Valuation Note).

                      U.S. LARGE CAP VALUE PORTFOLIO III

                                                                   Value+
                                                               --------------
  AFFILIATED INVESTMENT COMPANY -- (100.0%)
  Investment in The U.S. Large Cap Value Series of The DFA
    Investment Trust Company.................................. $3,003,427,192
                                                               --------------
     TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost
       $1,950,801,337)........................................ $3,003,427,192
                                                               ==============

Summary of the Portfolio's Master Fund's investments as of October 31, 2015, based on their valuation inputs, is located within this report (See Master Fund's Security Valuation Note).

                TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO II

                                                                   Value+
                                                               --------------
  AFFILIATED INVESTMENT COMPANY -- (100.0%)
  Investment in The Tax-Managed U.S. Marketwide Value Series
    of The DFA Investment Trust Company....................... $1,487,259,411
                                                               --------------
     TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost
       $814,778,645).......................................... $1,487,259,411
                                                               ==============

Summary of the Portfolio's Master Fund's investments as of October 31, 2015, based on their valuation inputs, is located within this report (See Master Fund's Security Valuation Note).

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2015
          (Amounts in thousands, except share and per share amounts)

                                                                                                 Tax-Managed
                                                                          DFA                        U.S.
                                                                     International  U.S. Large    Marketwide
                                                                         Value       Cap Value      Value
                                                                     Portfolio III Portfolio III Portfolio II
                                                                     ------------- ------------- ------------
ASSETS:
Investments in Affiliated Investment Company at Value............... $  1,926,865  $  3,003,427  $  1,487,259
Receivables:
  Fund Shares Sold..................................................          548           981           206
Prepaid Expenses and Other Assets...................................           40            28            23
                                                                     ------------  ------------  ------------
     Total Assets...................................................    1,927,453     3,004,436     1,487,488
                                                                     ------------  ------------  ------------
LIABILITIES:
Payables:
  Fund Shares Redeemed..............................................          754         1,125           264
  Due to Advisor....................................................           16            25            --
Accrued Expenses and Other Liabilities..............................          106           131            55
                                                                     ------------  ------------  ------------
     Total Liabilities..............................................          876         1,281           319
                                                                     ------------  ------------  ------------
NET ASSETS.......................................................... $  1,926,577  $  3,003,155  $  1,487,169
                                                                     ============  ============  ============
SHARES OUTSTANDING, $0.01 PAR VALUE (1).............................  131,483,505   125,622,700    60,422,482
                                                                     ============  ============  ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
 SHARE.............................................................. $      14.65  $      23.91  $      24.61
                                                                     ============  ============  ============
Investments in Affiliated Investment Company at Cost................ $  1,934,486  $  1,950,801  $    814,779
                                                                     ============  ============  ============
NET ASSETS CONSIST OF:
Paid-In Capital..................................................... $  1,887,553  $  1,788,790  $    786,710
Undistributed Net Investment Income (Distributions in Excess of Net
 Investment Income).................................................        5,785         6,815         3,113
Accumulated Net Realized Gain (Loss)................................       40,879       154,924        24,866
Net Unrealized Foreign Exchange Gain (Loss).........................          (19)           --            --
Net Unrealized Appreciation (Depreciation)..........................       (7,621)    1,052,626       672,480
                                                                     ------------  ------------  ------------
NET ASSETS.......................................................... $  1,926,577  $  3,003,155  $  1,487,169
                                                                     ============  ============  ============
(1) NUMBER OF SHARES AUTHORIZED.....................................  500,000,000   700,000,000   500,000,000
                                                                     ============  ============  ============

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2015
                            (Amounts in thousands)

                                                                                                               Tax-Managed
                                                                                     DFA                          U.S.
                                                                                International    U.S. Large    Marketwide
                                                                                    Value        Cap Value        Value
                                                                                Portfolio III* Portfolio III* Portfolio II*
                                                                                -------------- -------------- -------------
Investment Income
  Dividends (Net of Foreign Taxes Withheld of $5,331, $4 and $0, respectively).   $  66,095      $  68,276      $ 30,134
  Income from Securities Lending...............................................       1,887            737           382
  Expenses Allocated from Affiliated Investment Company........................      (4,203)        (3,287)       (3,166)
                                                                                  ---------      ---------      --------
     Total Investment Income...................................................      63,779         65,726        27,350
                                                                                  ---------      ---------      --------
Expenses
  Investment Advisory Services Fees............................................       1,126            903           828
  Administrative Services Fees.................................................         138            217            --
  Accounting & Transfer Agent Fees.............................................          14             21            12
  Filing Fees..................................................................         104             79            55
  Shareholders' Reports........................................................          75             85            41
  Directors'/Trustees' Fees & Expenses.........................................           9             15             7
  Professional Fees............................................................           7              9             3
  Other........................................................................         107            162            81
                                                                                  ---------      ---------      --------
     Total Expenses............................................................       1,580          1,491         1,027
                                                                                  ---------      ---------      --------
  Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees
   Recovered by Advisor (Note C)...............................................      (1,072)          (821)         (828)
                                                                                  ---------      ---------      --------
  Net Investment Income (Loss).................................................      63,271         65,056        27,151
                                                                                  ---------      ---------      --------
Realized and Unrealized Gain (Loss)
  Net Realized Gain (Loss) on:
    Investment Securities Sold.................................................      43,871        162,096        25,728
    Futures....................................................................          --             (6)           --
    Foreign Currency Transactions..............................................      (1,166)            --            --
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency.................................    (204,788)      (186,345)      (13,038)
    Futures....................................................................          --             (4)           --
    Translation of Foreign Currency Denominated Amounts........................         126             --            --
                                                                                  ---------      ---------      --------
  Net Realized and Unrealized Gain (Loss)......................................    (161,957)       (24,259)       12,690
                                                                                  ---------      ---------      --------
Net Increase (Decrease) in Net Assets Resulting from Operations................   $ (98,686)     $  40,797      $ 39,841
                                                                                  =========      =========      ========

----------
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                           DFA International Value  U.S. Large Cap Value      Tax-Managed U.S.
                                                Portfolio III           Portfolio III      Marketwide Value Portfolio II
                                           ----------------------  ----------------------  ----------------------------
                                              Year        Year        Year        Year        Year           Year
                                             Ended       Ended       Ended       Ended       Ended          Ended
                                            Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,       Oct. 31,
                                              2015        2014        2015        2014        2015           2014
                                           ----------  ----------  ----------  ----------   ----------     ----------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)............ $   63,271  $   81,160  $   65,056  $   53,866  $   27,151     $   22,410
  Net Realized Gain (Loss) on:
    Investment Securities Sold............     43,871      31,471     162,096     142,469      25,728          5,427
    Futures...............................         --          --          (6)         --          --             --
    Foreign Currency Transactions.........     (1,166)       (361)         --          --          --             --
  Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities and Foreign
     Currency.............................   (204,788)   (127,231)   (186,345)    213,753     (13,038)       166,346
    Futures...............................         --          21          (4)         --          --             --
    Translation of Foreign Currency
     Denominated Amounts..................        126        (270)         --          --          --             --
                                           ----------  ----------  ----------  ----------   ----------     ----------
     Net Increase (Decrease) in Net
      Assets Resulting from
      Operations..........................    (98,686)    (15,210)     40,797     410,088      39,841        194,183
                                           ----------  ----------  ----------  ----------   ----------     ----------
Distributions From:
  Net Investment Income...................    (59,557)    (78,498)    (60,952)    (51,559)    (26,163)       (21,654)
  Net Short-Term Gains....................       (883)     (2,906)     (2,186)         --          --             --
  Net Long-Term Gains.....................    (28,949)    (66,638)   (133,797)    (55,581)     (3,972)            --
                                           ----------  ----------  ----------  ----------   ----------     ----------
     Total Distributions..................    (89,389)   (148,042)   (196,935)   (107,140)    (30,135)       (21,654)
                                           ----------  ----------  ----------  ----------   ----------     ----------
Capital Share Transactions (1):
  Shares Issued...........................    555,931     388,316     492,980     426,736     143,356        135,977
  Shares Issued in Lieu of Cash
   Distributions..........................     68,883     117,516     157,247      87,873      29,959         21,540
  Shares Redeemed.........................   (346,817)   (231,775)   (483,553)   (473,049)   (176,409)      (129,153)
                                           ----------  ----------  ----------  ----------   ----------     ----------
     Net Increase (Decrease) from
      Capital Share Transactions..........    277,997     274,057     166,674      41,560      (3,094)        28,364
                                           ----------  ----------  ----------  ----------   ----------     ----------
     Total Increase (Decrease) in Net
      Assets..............................     89,922     110,805      10,536     344,508       6,612        200,893
Net Assets
  Beginning of Year.......................  1,836,655   1,725,850   2,992,619   2,648,111   1,480,557      1,279,664
                                           ----------  ----------  ----------  ----------   ----------     ----------
  End of Year............................. $1,926,577  $1,836,655  $3,003,155  $2,992,619  $1,487,169     $1,480,557
                                           ==========  ==========  ==========  ==========   ==========     ==========
(1) Shares Issued and Redeemed:
  Shares Issued...........................     36,752      22,761      20,592      17,676       5,870          5,875
  Shares Issued in Lieu of Cash
   Distributions..........................      4,473       6,911       6,767       3,750       1,248            921
  Shares Redeemed.........................    (22,682)    (13,446)    (20,004)    (19,567)     (7,334)        (5,589)
                                           ----------  ----------  ----------  ----------   ----------     ----------
     Net Increase (Decrease) from
      Shares Issued and
      Redeemed............................     18,543      16,226       7,355       1,859        (216)         1,207
                                           ==========  ==========  ==========  ==========   ==========     ==========
Undistributed Net Investment Income
 (Distributions in Excess of Net
 Investment Income)....................... $    5,785  $    5,167  $    6,815  $    5,572  $    3,113     $    2,961

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                                     DFA International Value Portfolio III
                                                         ------------------------------------------------------------
                                                             Year         Year        Year        Year         Year
                                                            Ended        Ended       Ended       Ended        Ended
                                                           Oct. 31,     Oct. 31,    Oct. 31,    Oct. 31,     Oct. 31,
                                                             2015         2014        2013        2012         2011
------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year...................... $    16.26   $    17.84   $    14.69  $    14.81  $    16.66
                                                         ----------   ----------   ----------  ----------  ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)......................       0.52         0.78         0.50        0.53        0.58
  Net Gains (Losses) on Securities (Realized and
   Unrealized)..........................................      (1.38)       (0.88)        3.48       (0.12)      (1.87)
                                                         ----------   ----------   ----------  ----------  ----------
   Total from Investment Operations.....................      (0.86)       (0.10)        3.98        0.41       (1.29)
------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.................................      (0.49)       (0.76)       (0.51)      (0.48)      (0.56)
  Net Realized Gains....................................      (0.26)       (0.72)       (0.32)      (0.05)         --
                                                         ----------   ----------   ----------  ----------  ----------
   Total Distributions..................................      (0.75)       (1.48)       (0.83)      (0.53)      (0.56)
------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year............................ $    14.65   $    16.26   $    17.84  $    14.69  $    14.81
======================================================== ==========   ==========   ==========  ==========  ==========
Total Return............................................      (5.41)%      (0.73)%      28.15%       3.14%      (8.06)%
------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)..................... $1,926,577   $1,836,655   $1,725,850  $1,296,862  $1,138,810
Ratio of Expenses to Average Net Assets (B).............       0.25%        0.24%        0.25%       0.26%       0.26%
Ratio of Expenses to Average Net Assets (Excluding Fees
 (Waived), (Expenses Reimbursed), and/or Previously
 Waived Fees Recovered by Advisor) (B)..................       0.30%        0.24%        0.25%       0.26%       0.26%
Ratio of Net Investment Income to Average Net Assets....       3.29%        4.48%        3.15%       3.71%       3.45%
------------------------------------------------------------------------------------------------------------------------

                                                                     U.S. Large Cap Value Portfolio III
                                                         ----------------------------------------------------------
                                                            Year        Year        Year        Year        Year
                                                           Ended       Ended       Ended       Ended       Ended
                                                          Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,
                                                            2015        2014        2013        2012        2011
--------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year...................... $    25.30  $    22.75  $    17.11  $    14.77  $    14.23
                                                         ----------  ----------  ----------  ----------  ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)......................       0.53        0.46        0.39        0.34        0.27
  Net Gains (Losses) on Securities (Realized and
   Unrealized)..........................................      (0.26)       3.01        5.64        2.33        0.54
                                                         ----------  ----------  ----------  ----------  ----------
   Total from Investment Operations.....................       0.27        3.47        6.03        2.67        0.81
--------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.................................      (0.50)      (0.44)      (0.39)      (0.33)      (0.27)
  Net Realized Gains....................................      (1.16)      (0.48)         --          --          --
                                                         ----------  ----------  ----------  ----------  ----------
   Total Distributions..................................      (1.66)      (0.92)      (0.39)      (0.33)      (0.27)
--------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year............................ $    23.91  $    25.30  $    22.75  $    17.11  $    14.77
======================================================== ==========  ==========  ==========  ==========  ==========
Total Return............................................       1.34%      15.62%      35.65%      18.32%       5.64%
--------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)..................... $3,003,155  $2,992,619  $2,648,111  $2,076,447  $1,823,228
Ratio of Expenses to Average Net Assets (B).............       0.13%       0.13%       0.13%       0.14%       0.14%
Ratio of Expenses to Average Net Assets (Excluding Fees
 (Waived), (Expenses Reimbursed), and/or Previously
 Waived Fees Recovered by Advisor) (B)..................       0.16%       0.13%       0.13%       0.14%       0.14%
Ratio of Net Investment Income to Average Net Assets....       2.18%       1.89%       1.97%       2.13%       1.77%
--------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                          Tax-Managed U.S. Marketwide Value Portfolio II
                                      ------------------------------------------------------
                                         Year        Year        Year       Year      Year
                                        Ended       Ended       Ended      Ended     Ended
                                       Oct. 31,    Oct. 31,    Oct. 31,   Oct. 31,  Oct. 31,
                                         2015        2014        2013       2012      2011
---------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year... $    24.42  $    21.53  $    16.13  $  13.88  $  13.27
                                      ----------  ----------  ----------  --------  --------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)....       0.45        0.37        0.34      0.29      0.23
 Net Gains (Losses) on Securities
   (Realized and Unrealized).........       0.24        2.88        5.39      2.24      0.60
                                      ----------  ----------  ----------  --------  --------
   Total from Investment Operations..       0.69        3.25        5.73      2.53      0.83
---------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income...............      (0.43)      (0.36)      (0.33)    (0.28)    (0.22)
 Net Realized Gains..................      (0.07)         --          --        --        --
                                      ----------  ----------  ----------  --------  --------
   Total Distributions...............      (0.50)      (0.36)      (0.33)    (0.28)    (0.22)
---------------------------------------------------------------------------------------------
Net Asset Value, End of Year......... $    24.61  $    24.42  $    21.53  $  16.13  $  13.88
===================================   ==========  ==========  ==========  ========  ========
Total Return.........................       2.88%      15.18%      35.90%    18.50%     6.26%
---------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).. $1,487,169  $1,480,557  $1,279,664  $960,801  $837,887
Ratio of Expenses to Average Net
 Assets (B)..........................       0.22%       0.22%       0.23%     0.23%     0.23%
Ratio of Expenses to Average Net
 Assets (Excluding Fees (Waived),
 (Expenses Reimbursed), and/or
 Previously Waived Fees Recovered
 by Advisor) (B).....................       0.28%       0.22%       0.23%     0.23%     0.23%
Ratio of Net Investment Income to
 Average Net Assets..................       1.80%       1.60%       1.80%     1.97%     1.60%
---------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS


A. Organization:

   Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of fifteen portfolios, three of which, DFA International Value Portfolio III, U.S. Large Cap Value Portfolio III and Tax-Managed U.S. Marketwide Value Portfolio II (the "Portfolios"), are presented in this report. The remaining operational portfolios are presented in separate reports.

   DFA International Value Portfolio III, U.S. Large Cap Value Portfolio III and Tax-Managed U.S. Marketwide Value Portfolio II primarily invest their assets in The DFA International Value Series, The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series (the "Series"), respectively, each a corresponding series of The DFA Investment Trust Company. At October 31, 2015, DFA International Value Portfolio III, U.S. Large Cap Value Portfolio III and Tax-Managed U.S. Marketwide Value Portfolio II owned 21%, 16% and 28% of their respective Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolios.

B. Significant Accounting Policies:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Portfolios utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)

   The Portfolios' investments reflect their proportionate interests in the net assets of their respective Series. These valuations are classified as Level 1 in the hierarchy.

   A summary of the inputs used to value the Portfolios' investments is disclosed previously in this note. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   For the year ended October 31, 2015, there were no significant transfers between Level 1 and Level 2 and no significant Level 3 investments held by the Portfolios.

   2. Deferred Compensation Plan: Each eligible Director/Trustee of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors/Trustees may defer payment of all or a portion of their total fees earned as a Director/Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

   Each Director/Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director/Trustee shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's/Trustee's deferred compensation until a date specified by such Director/Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director/Trustee ceases to be a member of the Board; and (ii) five years following the effective date of the Director's/Trustee's first deferral election. If a Director/Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's/Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director/Trustee ceases to be a member of the Board (unless the Director/Trustee files an amended Notice selecting a different distribution date). As of October 31, 2015, none of the Directors/Trustees have requested or received a distribution of proceeds of a deferred fee account.

   3. Other: The Portfolios recognize their pro-rata share, on a daily basis, of net investment income and realized and unrealized gains and losses of investment securities and foreign currency from their respective Series, which are each treated as a partnership for federal income tax purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or Portfolios are allocated using methods approved by the Board, generally based on average net assets.

C. Investment Advisor:

   The Advisor, Dimensional Fund Advisors LP, provides investment advisory services to the Portfolios. On May 8, 2015 and June 10, 2015 at a Special Joint Meeting of Shareholders, shareholders of the Portfolios approved new investment management agreements, which became effective July 21, 2015, that provide a uniform agreement that increases transparency and better describes all of the services that the Advisor provides to each Portfolio. For each Portfolio, the new investment management agreement replaced the Portfolio's investment advisory agreement (that provided for no investment advisory fee at the feeder fund level) and administration agreement and charges a rate equal to the combination of the rate charged under the Portfolio's previous administration agreement with the Advisor (the Tax-Managed U.S. Marketwide Value Portfolio
II's administration agreement with the Advisor did not charge a fee) and the rate of the advisory fee charged by the Advisor to the Series in which the Portfolio invests. In order to prevent each Portfolio from being subject to a higher level of investment management fees, the Advisor will permanently waive each Portfolio's investment management fee in the circumstances described below.

   Prior to July 21, 2015, the DFA International Value Portfolio III and U.S. Large Cap Value Portfolio III paid fees to the Advisor pursuant to an administration agreement for administrative services, including supervision of services provided by others, providing information to shareholders and the Board, and other administrative services, that were accrued daily and paid monthly based on an effective annual rate of 0.01% of each Portfolio's average daily net assets. The Tax-Managed U.S. Marketwide Value Portfolio II paid no fee for these services. Effective July 21, 2015, the DFA International Value Portfolio III's, U.S. Large Cap Value Portfolio III's and Tax-Managed U.S. Marketwide Value Portfolio II's investment advisory services/management fees pursuant to the new investment management agreement were accrued daily and paid monthly to the Advisor based on effective annual rates of 0.21%, 0.11% and 0.20%, respectively, of each Portfolio's average daily net assets.

   Effective July 21, 2015, pursuant to a Fee Waiver Agreement for the Portfolios, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of each Portfolio to the extent necessary to limit the total management fees paid to the Advisor by a Portfolio, including the proportionate share of the management fees a Portfolio pays indirectly through its investment in other funds managed by the Advisor, to the rates listed below as a percentage of the average net assets of a class of a Portfolio on an annualized basis. The Fee Waiver Agreement will remain in effect permanently, unless terminated by the Portfolio.

                                                                                   Previously
                                                                    Recovery      Waived Fees/
                                                                  of Previously     Expenses
                                                                  Waived Fees/       Assumed
                                                     Expense        Expenses    Subject to Future
                                                Limitation Amount    Assumed        Recovery
                                                ----------------- ------------- -----------------
DFA International Value Portfolio III..........       0.21%            --              --
U.S. Large Cap Value Portfolio III.............       0.11%            --              --
Tax-Managed U.S. Marketwide Value Portfolio II.       0.20%            --              --

Fees Paid to Officers and Directors/Trustees:

   Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the year ended October 31, 2015, the total related amounts paid by the Fund to the CCO were $30 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

   At October 31, 2015, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

              DFA International Value Portfolio III.......... $51
              U.S. Large Cap Value Portfolio III.............  78
              Tax-Managed U.S. Marketwide Value Portfolio II.  36

E. Federal Income Taxes:

   Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains or losses, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2015, primarily attributable to net foreign currency gains/losses, gains on securities considered to be "passive foreign investment companies", tax equalization, and realized foreign capital gains tax, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

                                                                   Increase       Increase
                                                                  (Decrease)     (Decrease)
                                                   Increase     Undistributed   Accumulated
                                                  (Decrease)    Net Investment  Net Realized
                                                Paid-In Capital     Income     Gains (Losses)
                                                --------------- -------------- --------------
DFA International Value Portfolio III..........     $4,307         $(3,096)       $(1,211)
U.S. Large Cap Value Portfolio III.............      9,987          (2,861)        (7,126)
Tax-Managed U.S. Marketwide Value Portfolio II.      1,629            (836)          (793)

   The tax character of dividends and distributions declared and paid during the years ended October 31, 2014 and October 31, 2015 were as follows (amounts in thousands):

                                                Net Investment
                                                  Income and                  Tax
                                                  Short-Term     Long-Term   Exempt
                                                Capital Gains  Capital Gains Income  Total
                                                -------------- ------------- ------ --------
DFA International Value Portfolio III
2014...........................................    $81,404       $ 66,638      --   $148,042
2015...........................................     60,439         28,949      --     89,388
U.S. Large Cap Value Portfolio III
2014...........................................     51,559         55,581      --    107,140
2015...........................................     63,138        133,797      --    196,935
Tax-Managed U.S. Marketwide Value Portfolio II
2014...........................................     21,654             --      --     21,654
2015...........................................     26,163          3,972      --     30,135

   At October 31, 2015, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the utilization of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

                                                Net Investment
                                                  Income and
                                                  Short-Term     Long-Term
                                                Capital Gains  Capital Gains Total
                                                -------------- ------------- ------
DFA International Value Portfolio III..........     $2,546        $1,769     $4,315
U.S. Large Cap Value Portfolio III.............      2,860         7,127      9,987
Tax-Managed U.S. Marketwide Value Portfolio II.        836           793      1,629

   At October 31, 2015, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                                       Undistributed                                               Total Net
                                       Net Investment                                            Distributable
                                         Income and   Undistributed                 Unrealized     Earnings
                                         Short-Term     Long-Term   Capital Loss   Appreciation  (Accumulated
                                       Capital Gains  Capital Gains Carryforwards (Depreciation)    Losses)
                                       -------------- ------------- ------------- -------------- -------------
DFA International Value Portfolio III.     $7,341       $ 41,316         --         $   (9,546)   $   39,111
U.S. Large Cap Value Portfolio III....      6,945        154,994         --          1,052,556     1,214,495
Tax-Managed U.S. Marketwide Value
  Portfolio II........................      3,172         24,936         --            672,410       700,518

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by the Portfolios after October 31, 2011 will not be subject to expiration and will retain their character as either short-term or long-term capital losses. In addition, such losses must be utilized prior to the losses incurred in the years preceding enactment. As of October 31, 2015, the Portfolios did not have any capital loss carryforwards.

   At October 31, 2015, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                                      Net Unrealized
                                                Federal Tax  Unrealized   Unrealized   Appreciation
                                                   Cost     Appreciation Depreciation (Depreciation)
                                                ----------- ------------ ------------ --------------
DFA International Value Portfolio III.......... $1,936,392   $        1    $(9,528)     $   (9,527)
U.S. Large Cap Value Portfolio III.............  1,950,871    1,052,556         --       1,052,556
Tax-Managed U.S. Marketwide Value Portfolio II.    814,850      672,409         --         672,409

   The difference between book basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales and investments in passive foreign investment companies.

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolios' tax positions and has concluded that no additional provision for income tax is required in any Portfolio's financial statements. The Portfolios are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolios' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

F. Line of Credit and Interfund Lending Program:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 1, 2015 with its domestic custodian bank. A line of credit with similar terms was in effect through March 31, 2015. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 30, 2016.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit with its international custodian bank effective January 9, 2015. A line of credit with similar terms was in effect through January 8, 2015. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 8, 2016.

   There were no borrowings by the Portfolios under the lines of credit during the year ended October 31, 2015.

   Pursuant to an exemptive order issued by the SEC (the "Order"), the Portfolios may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice. The Portfolios did not utilize the interfund lending program during the year ended October 31, 2015.

G. Indemnitees; Contractual Obligations:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

H. Other:

   At October 31, 2015, the following number of shareholders held the following approximate percentages of the stated Portfolios' outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

                                                                 Approximate
                                                                Percentage of
                                                    Number of    Outstanding
                                                   Shareholders    Shares
                                                   ------------ -------------
   DFA International Value Portfolio III..........      5            98%
   U.S. Large Cap Value Portfolio III.............      5            97%
   Tax-Managed U.S. Marketwide Value Portfolio II.      3            99%

   The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, described below, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buyout transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

   The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series have been named as defendants in a multi-district litigation pending in the United States District Court for the Southern District of New York (the "Court"), captioned In re Tribune Company Fraudulent Conveyance Litigation,
No. 11-MD-2296-RJS (the "Tribune MDL"). The Tribune MDL arises from the 2007 leveraged buyout of The Tribune Company ("Tribune") (the "LBO") and Tribune's subsequent bankruptcy and reorganization. In connection with the LBO, thousands of Tribune shareholders, including The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series, sold Tribune shares back to Tribune for $34 per share. The Tribune MDL includes a series of lawsuits brought by individual creditors of Tribune (the "Individual Creditor Actions") and a lawsuit brought by a court-appointed trustee on behalf of the committee of unsecured creditors of Tribune (the "Committee Action," and with the Individual Creditor Actions, collectively referred to as the "Lawsuits"). The Lawsuits seek to unwind the LBO stock repurchases as fraudulent transfers and recover the stock repurchase proceeds paid to the Tribune shareholders who participated in the LBO. On September 23, 2013, the Court entered an order dismissing the Individual Creditor Actions in their entirety on the grounds that the individual creditor plaintiffs lack standing to pursue their claims. The Court's dismissal order is on appeal to the Second Circuit. Oral argument on the appeal was held on November 5, 2014, and the parties await the Second Circuit's ruling. The Committee Action remains pending, and a motion to dismiss on behalf of all shareholder defendants in the Committee Action was filed on May 23, 2014. The motion to dismiss is fully-briefed, and the parties await the scheduling of oral argument on the motion. The Committee Action is stayed pending the disposition of the motion to dismiss.

   Litigation counsel to The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series in the Lawsuits has advised management that it does not believe that it is possible, at this early stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series arising from the Lawsuits. Until The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series can do so, no reduction of the net asset values of the U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery the plaintiffs seek, the amount would be less than 1% of The U.S. Large Cap Value Series' and The Tax-Managed U.S. Marketwide Value Series' net asset values, respectively, at this time.

   The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series also cannot quantify the cost of the Lawsuits that could potentially be deducted from their net asset values. Therefore, at this time, those investors buying or redeeming shares of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series will pay or receive, as the case may be, a price based on the net asset values of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be taken as expenses by The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series as incurred and in a manner similar to any other expense incurred by The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series.

I. Subsequent Event Evaluations:

   Management has evaluated the impact of all subsequent events on the Portfolios and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of Dimensional Investment Group Inc. and Shareholders of the Portfolios, as defined:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of DFA International Value Portfolio III, U.S. Large Cap Value Portfolio III and Tax-Managed U.S. Marketwide Value Portfolio II (constituting portfolios within Dimensional Investment Group Inc., hereafter referred to as the "Portfolios") at October 31, 2015, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolios' management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2015 by correspondence with the transfer agent of the investee funds, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 18, 2015

                      RESULTS OF THE SHAREHOLDER MEETING

                                  (Unaudited)

   On May 8, 2015 and June 10, 2015, Dimensional Investment Group Inc. ("DIG") held a Special Joint Meeting of Shareholders for the purpose of voting on several proposals affecting DIG and the Portfolios, including, among other items, the election of Directors, the approval of an updated investment management agreement, and the amendment of certain fundamental investment limitations. The shareholders of the Portfolios approved each of the applicable proposals for DIG and the Portfolios presented at the Meeting. Listed below are the voting results from the Meeting. Please note that not all Proposals presented at the Meeting were voted on by each Portfolio. Additionally, the Proposal numbers reflected below correlate to the Proposal numbers presented for vote at the Meeting.

DIG

Proposal 1: Election of Directors/Trustees*

                                          % Voted % FOR             % Voted  % WITHHOLD
                                  FOR       FOR   of O/S  WITHHOLD  WITHHOLD   of O/S
                              ----------- ------- ------ ---------- -------- ----------
(a) David G. Booth........... 939,783,101 98.41%  59.42% 15,145,259  1.59%     0.96%
(b) George M. Constantinides. 939,783,293 98.41%  59.42% 15,145,070  1.59%     0.96%
(c) John P. Gould............ 939,232,722 98.36%  59.38% 15,695,640  1.64%     0.99%
(d) Roger G. Ibbotson........ 939,903,967 98.43%  59.43% 15,024,396  1.57%     0.95%
(e) Edward P. Lazear......... 939,691,278 98.40%  59.41% 15,237,082  1.60%     0.96%
(f) Eduardo A. Repetto....... 939,908,854 98.43%  59.43% 15,019,506  1.57%     0.95%
(g) Myron S. Scholes......... 939,391,166 98.37%  59.39% 15,537,193  1.63%     0.98%
(h) Abbie J. Smith........... 938,479,338 98.28%  59.34% 16,449,025  1.72%     1.04%

*  Results are for all Portfolios within DIG

DFA International Value Portfolio III

Proposal 1: Election of Directors/Trustees

                                         % Voted % FOR            % Voted  % WITHHOLD
                                 FOR       FOR   of O/S WITHHOLD  WITHHOLD   of O/S
                              ---------- ------- ------ --------- -------- ----------
(a) David G. Booth........... 75,348,296 98.08%  62.34% 1,477,535  1.92%     1.22%
(b) George M. Constantinides. 75,303,887 98.02%  62.31% 1,521,943  1.98%     1.26%
(c) John P. Gould............ 75,305,857 98.02%  62.31% 1,519,974  1.98%     1.26%
(d) Roger G. Ibbotson........ 75,311,416 98.03%  62.31% 1,514,414  1.97%     1.25%
(e) Edward P. Lazear......... 75,335,761 98.06%  62.33% 1,490,069  1.94%     1.23%
(f) Eduardo A. Repetto....... 75,322,829 98.04%  62.32% 1,503,002  1.96%     1.24%
(g) Myron S. Scholes......... 75,319,452 98.04%  62.32% 1,506,378  1.96%     1.25%
(h) Abbie J. Smith........... 75,314,870 98.03%  62.32% 1,510,961  1.97%     1.25%

Proposal 2: Approval of a "Manager of Managers" Structure

            % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN   Broker   % Broker
FOR           FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S    Non-Vote  Non-Vote
---         ------- ------ ------- ------- --------- ------- ------- --------- ---------- --------
56,417,980  73.44%  46.68% 539,977  0.70%    0.45%   991,190  1.29%    0.82%   18,876,684  24.57%

Proposal 4: Approval of an Updated Investment Management Agreement with Dimensional Fund Advisors LP

            % Voted % FOR          % Voted % AGAINST           % Voted % ABSTAIN   Broker   % Broker
FOR           FOR   of O/S AGAINST AGAINST  of O/S    ABSTAIN  ABSTAIN  of O/S    Non-Vote  Non-Vote
---         ------- ------ ------- ------- --------- --------- ------- --------- ---------- --------
56,561,844  73.62%  46.80% 367,133  0.48%    0.30%   1,020,168  1.33%    0.84%   18,876,684  24.57%

Proposal 5: Approval of an Amendment to the Fundamental Investment Limitation Regarding Investment in Commodities

            % Voted % FOR          % Voted % AGAINST           % Voted % ABSTAIN   Broker   % Broker
FOR           FOR   of O/S AGAINST AGAINST  of O/S    ABSTAIN  ABSTAIN  of O/S    Non-Vote  Non-Vote
---         ------- ------ ------- ------- --------- --------- ------- --------- ---------- --------
56,472,060  73.51%  46.73% 406,359  0.53%    0.34%   1,070,726  1.39%    0.89%   18,876,684  24.57%

Proposal 7: Election of Trustees of Master Fund

                                         % Voted % FOR            % Voted  % WITHHOLD
                                 FOR       FOR   of O/S WITHHOLD  WITHHOLD   of O/S
                              ---------- ------- ------ --------- -------- ----------
(a) David G. Booth........... 75,187,013 97.87%  62.21% 1,638,818  2.13%     1.36%
(b) George M. Constantinides. 75,149,520 97.82%  62.18% 1,676,311  2.18%     1.39%
(c) John P. Gould............ 75,166,285 97.84%  62.19% 1,659,546  2.16%     1.37%
(d) Roger G. Ibbotson........ 75,188,836 97.87%  62.21% 1,636,995  2.13%     1.35%
(e) Edward P. Lazear......... 75,185,795 97.87%  62.21% 1,640,036  2.13%     1.36%
(f) Eduardo A. Repetto....... 75,161,954 97.83%  62.19% 1,663,877  2.17%     1.38%
(g) Myron S. Scholes......... 75,179,699 97.86%  62.20% 1,646,132  2.14%     1.36%
(h) Abbie J. Smith........... 75,181,032 97.86%  62.20% 1,644,799  2.14%     1.36%

Proposal 8: Approval of a "Manager of Managers" Structure for Master Fund

            % Voted % FOR          % Voted % AGAINST           % Voted % ABSTAIN   Broker   % Broker
FOR           FOR   of O/S AGAINST AGAINST  of O/S    ABSTAIN  ABSTAIN  of O/S    Non-Vote  Non-Vote
---         ------- ------ ------- ------- --------- --------- ------- --------- ---------- --------
56,318,371  73.31%  46.60% 581,819  0.76%    0.48%   1,048,957  1.37%    0.87%   18,876,684  24.57%

Proposal 9: Approval of an Updated Investment Management Agreement Between Dimensional Fund Advisors LP and Master Fund

            % Voted % FOR          % Voted % AGAINST           % Voted % ABSTAIN   Broker   % Broker
FOR           FOR   of O/S AGAINST AGAINST  of O/S    ABSTAIN  ABSTAIN  of O/S    Non-Vote  Non-Vote
---         ------- ------ ------- ------- --------- --------- ------- --------- ---------- --------
56,477,277  73.51%  46.73% 418,672  0.54%    0.35%   1,053,196  1.37%    0.87%   18,876,684  24.57%

Proposal 10: Approval of an Amendment to the Fundamental Investment Limitation Regarding Investment in Commodities of Master Fund

            % Voted % FOR          % Voted % AGAINST           % Voted % ABSTAIN   Broker   % Broker
FOR           FOR   of O/S AGAINST AGAINST  of O/S    ABSTAIN  ABSTAIN  of O/S    Non-Vote  Non-Vote
---         ------- ------ ------- ------- --------- --------- ------- --------- ---------- --------
56,345,010  73.34%  46.62% 474,867  0.62%    0.39%   1,129,268  1.47%    0.93%   18,876,684  24.57%

U.S. Large Cap Value Portfolio III

Proposal 1: Election of Directors/Trustees

                                         % Voted % FOR            % Voted  % WITHHOLD
                                 FOR       FOR   of O/S WITHHOLD  WITHHOLD   of O/S
                              ---------- ------- ------ --------- -------- ----------
(a) David G. Booth........... 80,071,316 98.37%  65.36% 1,324,852  1.63%     1.08%
(b) George M. Constantinides. 80,067,980 98.37%  65.36% 1,328,189  1.63%     1.08%
(c) John P. Gould............ 80,055,533 98.35%  65.35% 1,340,637  1.65%     1.09%
(d) Roger G. Ibbotson........ 80,046,823 98.34%  65.34% 1,349,344  1.66%     1.10%
(e) Edward P. Lazear......... 80,052,831 98.35%  65.34% 1,343,337  1.65%     1.10%
(f) Eduardo A. Repetto....... 80,072,219 98.37%  65.36% 1,323,948  1.63%     1.08%
(g) Myron S. Scholes......... 80,092,819 98.40%  65.38% 1,303,349  1.60%     1.06%
(h) Abbie J. Smith........... 80,125,292 98.44%  65.40% 1,270,877  1.56%     1.04%

Proposal 4: Approval of an Updated Investment Management Agreement with Dimensional Fund Advisors LP

            % Voted % FOR          % Voted % AGAINST           % Voted % ABSTAIN   Broker   % Broker
FOR           FOR   of O/S AGAINST AGAINST  of O/S    ABSTAIN  ABSTAIN  of O/S    Non-Vote  Non-Vote
---         ------- ------ ------- ------- --------- --------- ------- --------- ---------- --------
60,871,710  74.78%  49.69% 451,582  0.55%    0.37%   1,078,143  1.32%    0.88%   18,994,733  23.34%

Proposal 5: Approval of an Amendment to the Fundamental Investment Limitation Regarding Investment in Commodities

            % Voted % FOR          % Voted % AGAINST           % Voted % ABSTAIN   Broker   % Broker
FOR           FOR   of O/S AGAINST AGAINST  of O/S    ABSTAIN  ABSTAIN  of O/S    Non-Vote  Non-Vote
---         ------- ------ ------- ------- --------- --------- ------- --------- ---------- --------
60,769,719  74.66%  49.60% 512,216  0.63%    0.42%   1,119,498  1.38%    0.91%   18,994,733  23.34%

Proposal 7: Election of Trustees of Master Fund

                                         % Voted % FOR            % Voted  % WITHHOLD
                                 FOR       FOR   of O/S WITHHOLD  WITHHOLD   of O/S
                              ---------- ------- ------ --------- -------- ----------
(a) David G. Booth........... 79,847,373 98.10%  65.18% 1,548,796  1.90%     1.26%
(b) George M. Constantinides. 79,837,220 98.08%  65.17% 1,558,950  1.92%     1.27%
(c) John P. Gould............ 79,854,919 98.11%  65.18% 1,541,248  1.89%     1.26%
(d) Roger G. Ibbotson........ 79,844,167 98.09%  65.17% 1,551,999  1.91%     1.27%
(e) Edward P. Lazear......... 79,888,035 98.15%  65.21% 1,508,134  1.85%     1.23%
(f) Eduardo A. Repetto....... 79,851,486 98.10%  65.18% 1,544,682  1.90%     1.26%
(g) Myron S. Scholes......... 79,867,704 98.12%  65.19% 1,528,465  1.88%     1.25%
(h) Abbie J. Smith........... 79,840,180 98.09%  65.17% 1,555,987  1.91%     1.27%

Proposal 9: Approval of an Updated Investment Management Agreement Between Dimensional Fund Advisors LP and Master Fund

            % Voted % FOR          % Voted % AGAINST           % Voted % ABSTAIN   Broker   % Broker
FOR           FOR   of O/S AGAINST AGAINST  of O/S    ABSTAIN  ABSTAIN  of O/S    Non-Vote  Non-Vote
---         ------- ------ ------- ------- --------- --------- ------- --------- ---------- --------
60,869,367  74.78%  49.69% 417,762  0.51%    0.34%   1,114,303  1.37%    0.91%   18,994,733  23.34%

Proposal 10: Approval of an Amendment to the Fundamental Investment Limitation Regarding Investment in Commodities of Master Fund

            % Voted % FOR          % Voted % AGAINST           % Voted % ABSTAIN   Broker   % Broker
FOR           FOR   of O/S AGAINST AGAINST  of O/S    ABSTAIN  ABSTAIN  of O/S    Non-Vote  Non-Vote
---         ------- ------ ------- ------- --------- --------- ------- --------- ---------- --------
60,759,994  74.65%  49.60% 478,813  0.59%    0.39%   1,162,625  1.43%    0.95%   18,994,733  23.34%

Tax-Managed U.S. Marketwide Value Portfolio II

Proposal 1: Election of Directors/Trustees

                                         % Voted % FOR           % Voted  % WITHHOLD
                                 FOR       FOR   of O/S WITHHOLD WITHHOLD   of O/S
                              ---------- ------- ------ -------- -------- ----------
(a) David G. Booth........... 32,723,159 98.14%  53.75% 619,112   1.86%     1.02%
(b) George M. Constantinides. 32,738,523 98.19%  53.77% 603,749   1.81%     0.99%
(c) John P. Gould............ 32,750,900 98.23%  53.79% 591,371   1.77%     0.97%
(d) Roger G. Ibbotson........ 32,741,559 98.20%  53.78% 600,713   1.80%     0.99%
(e) Edward P. Lazear......... 32,705,686 98.09%  53.72% 636,585   1.91%     1.05%
(f) Eduardo A. Repetto....... 32,700,764 98.08%  53.71% 641,507   1.92%     1.05%
(g) Myron S. Scholes......... 32,753,227 98.23%  53.80% 589,044   1.77%     0.97%
(h) Abbie J. Smith........... 32,744,442 98.21%  53.78% 597,830   1.79%     0.98%

Proposal 4: Approval of an Updated Investment Management Agreement with Dimensional Fund Advisors LP

            % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN  Broker   % Broker
FOR           FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S   Non-Vote  Non-Vote
---         ------- ------ ------- ------- --------- ------- ------- --------- --------- --------
26,405,654  79.20%  43.37% 273,211  0.82%    0.45%   668,958  2.01%    1.10%   5,994,448  17.98%

Proposal 5: Approval of an Amendment to the Fundamental Investment Limitation Regarding Investment in Commodities

            % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN  Broker   % Broker
FOR           FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S   Non-Vote  Non-Vote
---         ------- ------ ------- ------- --------- ------- ------- --------- --------- --------
26,290,462  78.85%  43.18% 345,668  1.04%    0.57%   711,693  2.13%    1.17%   5,994,448  17.98%

Proposal 7: Election of Trustees of Master Fund

                                         % Voted % FOR           % Voted  % WITHHOLD
                                 FOR       FOR   of O/S WITHHOLD WITHHOLD   of O/S
                              ---------- ------- ------ -------- -------- ----------
(a) David G. Booth........... 32,523,099 97.54%  53.42% 819,172   2.46%     1.35%
(b) George M. Constantinides. 32,570,847 97.69%  53.50% 771,425   2.31%     1.27%
(c) John P. Gould............ 32,580,423 97.72%  53.51% 761,848   2.28%     1.25%
(d) Roger G. Ibbotson........ 32,503,237 97.48%  53.39% 839,035   2.52%     1.38%
(e) Edward P. Lazear......... 32,441,148 97.30%  53.28% 901,123   2.70%     1.48%
(f) Eduardo A. Repetto....... 32,475,835 97.40%  53.34% 866,436   2.60%     1.42%
(g) Myron S. Scholes......... 32,519,463 97.53%  53.41% 822,808   2.47%     1.35%
(h) Abbie J. Smith........... 32,565,188 97.67%  53.49% 777,084   2.33%     1.28%

Proposal 9: Approval of an Updated Investment Management Agreement Between Dimensional Fund Advisors LP and Master Fund

            % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN  Broker   % Broker
FOR           FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S   Non-Vote  Non-Vote
---         ------- ------ ------- ------- --------- ------- ------- --------- --------- --------
26,355,303  79.04%  43.29% 286,781  0.86%    0.47%   705,737  2.12%    1.16%   5,994,448  17.98%

Proposal 10: Approval of an Amendment to the Fundamental Investment Limitation Regarding Investment in Commodities of Master Fund

            % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN  Broker   % Broker
FOR           FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S   Non-Vote  Non-Vote
---         ------- ------ ------- ------- --------- ------- ------- --------- --------- --------
26,299,778  78.88%  43.20% 308,259  0.92%    0.51%   739,785  2.22%    1.22%   5,994,448  17.98%

                       THE DFA INVESTMENT TRUST COMPANY

                              PERFORMANCE CHARTS
                                  (Unaudited)

--------------------------------------------------------------------------------
THE DFA INTERNATIONAL VALUE SERIES VS.
MSCI WORLD EX USA INDEX (NET DIVIDEND)
October 31, 2005-October 31, 2015

                                      [CHART]

                  The DFA International           MSCI World ex USA Index
                      Value Series                    (net dividends)
                  ---------------------         -------------------------
10/31/2005              $10,000                          $10,000
11/30/2005               10,178                           10,265
12/31/2005               10,677                           10,741
 1/31/2006               11,406                           11,420
 2/28/2006               11,515                           11,382
 3/31/2006               12,001                           11,743
 4/30/2006               12,609                           12,304
 5/31/2006               12,098                           11,837
 6/30/2006               12,022                           11,822
 7/31/2006               12,207                           11,932
 8/31/2006               12,627                           12,271
 9/30/2006               12,802                           12,262
10/31/2006               13,370                           12,746
11/30/2006               13,815                           13,126
12/31/2006               14,354                           13,502
 1/31/2007               14,624                           13,584
 2/28/2007               14,611                           13,693
 3/31/2007               15,084                           14,044
 4/30/2007               15,845                           14,683
 5/31/2007               16,387                           15,009
 6/30/2007               16,267                           15,024
 7/31/2007               15,815                           14,816
 8/31/2007               15,638                           14,602
 9/30/2007               16,454                           15,432
10/31/2007               17,252                           16,102
11/30/2007               16,207                           15,473
12/31/2007               15,858                           15,182
 1/31/2008               14,573                           13,813
 2/29/2008               14,388                           14,063
 3/31/2008               14,560                           13,863
 4/30/2008               15,211                           14,633
 5/31/2008               15,218                           14,855
 6/30/2008               13,713                           13,700
 7/31/2008               13,325                           13,212
 8/31/2008               12,768                           12,702
 9/30/2008               11,277                           10,868
10/31/2008                8,449                            8,607
11/30/2008                7,931                            8,140
12/31/2008                8,530                            8,569
 1/31/2009                7,353                            7,770
 2/28/2009                6,450                            6,983
 3/31/2009                7,153                            7,443
 4/30/2009                8,471                            8,403
 5/31/2009                9,730                            9,466
 6/30/2009                9,582                            9,368
 7/31/2009               10,722                           10,248
 8/31/2009               11,337                           10,739
 9/30/2009               11,914                           11,182
10/31/2009               11,440                           11,002
11/30/2009               11,781                           11,275
12/31/2009               11,914                           11,454
 1/31/2010               11,226                           10,917
 2/28/2010               11,270                           10,906
 3/31/2010               12,159                           11,608
 4/30/2010               11,951                           11,435
 5/31/2010               10,552                           10,173
 6/30/2010               10,367                           10,026
 7/31/2010               11,663                           10,953
 8/31/2010               11,092                           10,626
 9/30/2010               12,285                           11,645
10/31/2010               12,714                           12,060
11/30/2010               12,077                           11,549
12/31/2010               13,203                           12,479
 1/31/2011               13,765                           12,748
 2/28/2011               14,225                           13,220
 3/31/2011               13,832                           12,956
 4/30/2011               14,573                           13,661
 5/31/2011               14,047                           13,256
 6/30/2011               13,854                           13,067
 7/31/2011               13,410                           12,852
 8/31/2011               11,974                           11,765
 9/30/2011               10,663                           10,584
10/31/2011               11,692                           11,613
11/30/2011               11,307                           11,076
12/31/2011               11,004                           10,956
 1/31/2012               11,744                           11,547
 2/29/2012               12,359                           12,182
 3/31/2012               12,255                           12,092
 4/30/2012               11,818                           11,887
 5/31/2012               10,359                           10,531
 6/30/2012               11,092                           11,221
 7/31/2012               11,048                           11,361
 8/31/2012               11,507                           11,685
 9/30/2012               11,914                           12,040
10/31/2012               12,062                           12,125
11/30/2012               12,255                           12,380
12/31/2012               12,855                           12,754
 1/31/2013               13,462                           13,381
 2/28/2013               13,055                           13,248
 3/31/2013               13,099                           13,353
 4/30/2013               13,743                           13,961
 5/31/2013               13,580                           13,648
 6/30/2013               13,099                           13,137
 7/31/2013               13,995                           13,836
 8/31/2013               13,899                           13,658
 9/30/2013               14,943                           14,623
10/31/2013               15,461                           15,113
11/30/2013               15,520                           15,206
12/31/2013               15,861                           15,435
 1/31/2014               15,283                           14,812
 2/28/2014               16,157                           15,620
 3/31/2014               16,039                           15,550
 4/30/2014               16,313                           15,796
 5/31/2014               16,498                           16,040
 6/30/2014               16,698                           16,268
 7/31/2014               16,328                           15,978
 8/31/2014               16,335                           15,991
 9/30/2014               15,617                           15,334
10/31/2014               15,350                           15,090
11/30/2014               15,358                           15,276
12/31/2014               14,787                           14,768
 1/31/2015               14,691                           14,715
 2/28/2015               15,743                           15,595
 3/31/2015               15,409                           15,334
 4/30/2015               16,253                           15,998
 5/31/2015               16,261                           15,859
 6/30/2015               15,794                           15,408
 7/31/2015               15,639                           15,652
 8/31/2015               14,476                           14,512             Past performance is not predictive of
 9/30/2015               13,492                           13,780             future performance.
10/31/2015               14,528                           14,816             The returns shown do not reflect the
                                                                             deduction of taxes that a shareholder
          Average Annual         One         Five         Ten                would pay on fund distributions or the
          Total Return           Year        Years       Years               redemption of fund shares.
          -----------------------------------------------------------        MSCI data copyright MSCI 2015, all
                                -5.35%       2.70%       3.81%               rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE U.S. LARGE CAP VALUE SERIES VS.
RUSSELL 1000(R) VALUE INDEX
October 31, 2005-October 31, 2015

                                     [CHART]

              The U.S. Large Cap Value Series      Russell 1000/R/ Value Index
              -------------------------------      ---------------------------
10/31/2005               $10,000                             $10,000
11/30/2005                10,399                              10,327
12/31/2005                10,413                              10,389
 1/31/2006                10,910                              10,792
 2/28/2006                10,873                              10,858
 3/31/2006                11,067                              11,005
 4/30/2006                11,377                              11,285
 5/31/2006                11,170                              11,000
 6/30/2006                11,266                              11,070
 7/31/2006                11,104                              11,339
 8/31/2006                11,286                              11,529
 9/30/2006                11,599                              11,759
10/31/2006                12,059                              12,144
11/30/2006                12,288                              12,421
12/31/2006                12,534                              12,700
 1/31/2007                12,900                              12,862
 2/28/2007                12,706                              12,662
 3/31/2007                12,795                              12,857
 4/30/2007                13,339                              13,332
 5/31/2007                13,889                              13,813
 6/30/2007                13,665                              13,491
 7/31/2007                12,819                              12,867
 8/31/2007                12,573                              13,011
 9/30/2007                12,901                              13,458
10/31/2007                12,974                              13,459
11/30/2007                12,249                              12,801
12/31/2007                12,208                              12,678
 1/31/2008                11,742                              12,170
 2/29/2008                11,382                              11,660
 3/31/2008                11,276                              11,573
 4/30/2008                11,986                              12,137
 5/31/2008                12,274                              12,117
 6/30/2008                10,929                              10,957
 7/31/2008                10,810                              10,918
 8/31/2008                11,019                              11,104
 9/30/2008                10,029                              10,288
10/31/2008                 7,775                               8,507
11/30/2008                 7,012                               7,897
12/31/2008                 7,240                               8,006
 1/31/2009                 6,381                               7,086
 2/28/2009                 5,486                               6,139
 3/31/2009                 6,029                               6,664
 4/30/2009                 7,004                               7,378
 5/31/2009                 7,540                               7,834
 6/30/2009                 7,448                               7,777
 7/31/2009                 8,157                               8,413
 8/31/2009                 8,711                               8,853
 9/30/2009                 9,092                               9,195
10/31/2009                 8,700                               8,914
11/30/2009                 9,190                               9,416
12/31/2009                 9,444                               9,583
 1/31/2010                 9,225                               9,313
 2/28/2010                 9,623                               9,607
 3/31/2010                10,373                              10,233
 4/30/2010                10,702                              10,498
 5/31/2010                 9,784                               9,635
 6/30/2010                 9,046                               9,092
 7/31/2010                 9,755                               9,708
 8/31/2010                 9,167                               9,292
 9/30/2010                10,061                              10,013
10/31/2010                10,436                              10,314
11/30/2010                10,355                              10,259
12/31/2010                11,365                              11,069
 1/31/2011                11,728                              11,319
 2/28/2011                12,363                              11,737
 3/31/2011                12,421                              11,783
 4/30/2011                12,738                              12,097
 5/31/2011                12,553                              11,969
 6/30/2011                12,334                              11,724
 7/31/2011                11,769                              11,335
 8/31/2011                10,777                              10,628
 9/30/2011                 9,686                               9,824
10/31/2011                11,030                              10,949
11/30/2011                10,938                              10,893
12/31/2011                11,025                              11,112
 1/31/2012                11,573                              11,532
 2/29/2012                12,242                              11,992
 3/31/2012                12,467                              12,348
 4/30/2012                12,213                              12,222
 5/31/2012                11,348                              11,505
 6/30/2012                11,959                              12,076
 7/31/2012                12,075                              12,201
 8/31/2012                12,553                              12,466
 9/30/2012                13,015                              12,862
10/31/2012                13,050                              12,799
11/30/2012                13,078                              12,793
12/31/2012                13,476                              13,058
 1/31/2013                14,417                              13,906
 2/28/2013                14,601                              14,106
 3/31/2013                15,299                              14,665
 4/30/2013                15,461                              14,886
 5/31/2013                16,096                              15,269
 6/30/2013                15,917                              15,134
 7/31/2013                16,869                              15,951
 8/31/2013                16,372                              15,346
 9/30/2013                16,851                              15,730
10/31/2013                17,705                              16,419
11/30/2013                18,449                              16,877
12/31/2013                18,940                              17,305
 1/31/2014                18,190                              16,690
 2/28/2014                18,807                              17,412
 3/31/2014                19,251                              17,828
 4/30/2014                19,378                              17,997
 5/31/2014                19,805                              18,261
 6/30/2014                20,342                              18,738
 7/31/2014                20,197                              18,418
 8/31/2014                20,838                              19,095
 9/30/2014                20,324                              18,701
10/31/2014                20,480                              19,122
11/30/2014                20,722                              19,513
12/31/2014                20,878                              19,633
 1/31/2015                19,845                              18,848
 2/28/2015                21,247                              19,760
 3/31/2015                20,843                              19,491
 4/30/2015                21,265                              19,673
 5/31/2015                21,501                              19,910
 6/30/2015                21,155                              19,512
 7/31/2015                21,103                              19,598              Past performance is not predictive of
 8/31/2015                19,822                              18,430              future performance.
 9/30/2015                19,188                              17,874              The returns shown do not reflect the
10/31/2015                20,751                              19,223              deduction of taxes that a shareholder
                                                                                  would pay on fund distributions or the
           Average Annual         One          Five           Ten                 redemption of fund shares.
           Total Return           Year         Years         Years                Russell data copyright (C) Russell
           ---------------------------------------------------------------        Investment Group 1995-2015, all rights
                                  1.32%        14.74%        7.57%                reserved.

--------------------------------------------------------------------------------

                       THE DFA INVESTMENT TRUST COMPANY

                              PERFORMANCE CHARTS
                                  (Unaudited)

--------------------------------------------------------------------------------
THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES VS.
RUSSELL 3000(R) VALUE INDEX
October 31, 2005-October 31, 2015

                                    [CHART]

               The Tax-Managed U.S.
              Marketwide Value Series        Russell 3000/R/ Value Index
              -----------------------        ---------------------------
10/31/2005             $10,000                         $10,000
11/30/2005              10,397                          10,334
12/31/2005              10,447                          10,383
 1/31/2006              11,027                          10,826
 2/28/2006              11,002                          10,886
 3/31/2006              11,260                          11,068
 4/30/2006              11,544                          11,326
 5/31/2006              11,216                          11,023
 6/30/2006              11,292                          11,099
 7/31/2006              11,222                          11,330
 8/31/2006              11,279                          11,533
 9/30/2006              11,500                          11,752
10/31/2006              11,941                          12,156
11/30/2006              12,237                          12,440
12/31/2006              12,470                          12,703
 1/31/2007              12,798                          12,868
 2/28/2007              12,634                          12,672
 3/31/2007              12,779                          12,864
 4/30/2007              13,233                          13,308
 5/31/2007              13,856                          13,789
 6/30/2007              13,560                          13,467
 7/31/2007              12,823                          12,799
 8/31/2007              12,754                          12,952
 9/30/2007              13,075                          13,365
10/31/2007              13,088                          13,378
11/30/2007              12,319                          12,697
12/31/2007              12,268                          12,575
 1/31/2008              11,783                          12,070
 2/29/2008              11,355                          11,567
 3/31/2008              11,147                          11,500
 4/30/2008              11,777                          12,045
 5/31/2008              12,042                          12,059
 6/30/2008              10,712                          10,905
 7/31/2008              10,630                          10,912
 8/31/2008              10,844                          11,124
 9/30/2008               9,924                          10,332
10/31/2008               7,706                           8,519
11/30/2008               6,944                           7,878
12/31/2008               7,177                           8,016
 1/31/2009               6,244                           7,076
 2/28/2009               5,406                           6,128
 3/31/2009               5,974                           6,654
 4/30/2009               7,007                           7,394
 5/31/2009               7,536                           7,827
 6/30/2009               7,429                           7,772
 7/31/2009               8,192                           8,428
 8/31/2009               8,733                           8,866
 9/30/2009               9,124                           9,216
10/31/2009               8,689                           8,908
11/30/2009               9,093                           9,393
12/31/2009               9,427                           9,601
 1/31/2010               9,162                           9,330
 2/28/2010               9,584                           9,635
 3/31/2010              10,340                          10,277
 4/30/2010              10,744                          10,581
 5/31/2010               9,824                           9,709
 6/30/2010               9,074                           9,137
 7/31/2010               9,798                           9,758
 8/31/2010               9,156                           9,316
 9/30/2010              10,069                          10,060
10/31/2010              10,460                          10,369
11/30/2010              10,485                          10,339
12/31/2010              11,474                          11,158
 1/31/2011              11,758                          11,391
 2/28/2011              12,420                          11,824
 3/31/2011              12,502                          11,880
 4/30/2011              12,798                          12,186
 5/31/2011              12,596                          12,050
 6/30/2011              12,376                          11,799
 7/31/2011              11,853                          11,408
 8/31/2011              10,863                          10,671
 9/30/2011               9,761                           9,836
10/31/2011              11,122                          10,985
11/30/2011              11,033                          10,931
12/31/2011              11,147                          11,147
 1/31/2012              11,727                          11,594
 2/29/2012              12,344                          12,033
 3/31/2012              12,609                          12,391
 4/30/2012              12,376                          12,260
 5/31/2012              11,506                          11,539
 6/30/2012              12,111                          12,110
 7/31/2012              12,218                          12,217
 8/31/2012              12,678                          12,490
 9/30/2012              13,132                          12,891
10/31/2012              13,176                          12,820
11/30/2012              13,258                          12,818
12/31/2012              13,642                          13,103
 1/31/2013              14,543                          13,949
 2/28/2013              14,770                          14,147
 3/31/2013              15,501                          14,709
 4/30/2013              15,608                          14,913
 5/31/2013              16,118                          15,301
 6/30/2013              16,024                          15,171
 7/31/2013              17,001                          16,003
 8/31/2013              16,497                          15,388
 9/30/2013              17,101                          15,813
10/31/2013              17,908                          16,491
11/30/2013              18,652                          16,966
12/31/2013              19,168                          17,386
 1/31/2014              18,412                          16,764
 2/28/2014              19,086                          17,493
 3/31/2014              19,370                          17,894
 4/30/2014              19,414                          18,014
 5/31/2014              19,874                          18,266
 6/30/2014              20,384                          18,769
 7/31/2014              20,069                          18,383
 8/31/2014              20,807                          19,068
 9/30/2014              20,277                          18,605
10/31/2014              20,624                          19,090
11/30/2014              20,895                          19,443
12/31/2014              21,103                          19,594
 1/31/2015              20,044                          18,808
 2/28/2015              21,500                          19,715
 3/31/2015              21,292                          19,493
 4/30/2015              21,512                          19,628
 5/31/2015              21,840                          19,858
 6/30/2015              21,613                          19,494
 7/31/2015              21,676                          19,528              Past performance is not predictive of
 8/31/2015              20,309                          18,381              future performance.
 9/30/2015              19,672                          17,820              The returns shown do not reflect the
10/31/2015              21,229                          19,136              deduction of taxes that a shareholder
                                                                            would pay on fund distributions or the
          Average Annual        One         Five          Ten               redemption of fund shares.
          Total Return          Year        Years        Years              Russell data copyright (C) Russell
          -----------------------------------------------------------       Investment Group 1995-2015, all rights
                                2.93%       15.21%       7.82%              reserved.

--------------------------------------------------------------------------------

                       THE DFA INVESTMENT TRUST COMPANY

                     MANAGEMENT'S DISCUSSION AND ANALYSIS
                                  (Unaudited)


 International Equity Market Review          12 Months Ended October 31, 2015

   Performance of non-U.S. developed markets was varied for the period. Small-cap stocks and growth stocks had positive returns while large-cap stocks and value stocks had negative returns. As measured by the MSCI World ex USA indices, small-cap stocks outperformed large-cap stocks, and growth stocks outperformed value stocks.

                       12 Months Ended October 31, 2015
                       --------------------------------
                                              Return in U.S. Dollars
                                              ----------------------
           MSCI World ex USA Index...........         -1.81%
           MSCI World ex USA Small Cap Index.          4.66%
           MSCI World ex USA Value Index.....         -5.92%
           MSCI World ex USA Growth Index....          2.33%

   During the period, the U.S. dollar (USD) appreciated against most developed markets currencies, decreasing USD-denominated returns in developed markets.

                           12 Months Ended October 31, 2015
                            --------------------------------

Ten Largest Foreign Developed Markets by Market Cap  Local Return Return in U.S. Dollars
---------------------------------------------------  ------------ ----------------------
                  United Kingdom....................     0.01%             -3.45%
                  Japan.............................    17.41%              9.07%
                  Canada............................    -5.27%            -18.37%
                  France............................    18.69%              4.64%
                  Switzerland.......................     3.70%              1.25%
                  Germany...........................    16.20%              2.45%
                  Australia.........................    -2.25%            -20.66%
                  Spain.............................     0.50%            -11.40%
                  Hong Kong.........................    -1.73%             -1.67%
                  Sweden............................     9.47%             -4.59%

----------
Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2015, all rights reserved.

International Equity Series' Performance Overview

The DFA International Value Series

   The DFA International Value Series is designed to capture the returns of international large-cap value stocks. Value is measured primarily by book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2015, the Series held approximately 520 securities in 22 eligible developed countries. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Series' assets.

   For the 12 months ending October 31, 2015, total returns were -5.35% for the Series and -1.81% for the MSCI World ex USA Index (net dividends). As a result of the Series' diversified investment approach, performance was determined principally by broad trends in international equity markets rather than the behavior of a limited number of stocks. The Series had significantly greater exposure than the Index to value stocks. Value stocks generally underperformed during the period, which detracted from the Series' performance relative to the Index. Differences in the valuation timing and methodology between the Series and the Index generally detracted from the Series' relative performance. The Series prices foreign exchange rates at the closing of the U.S. markets while the Index uses rates at 4 p.m. London time. The Series also may use fair value pricing to price certain portfolio securities at the closing of the U.S. markets while the Index uses local market closing prices.

 U.S. Equity Market Review                   12 Months Ended October 31, 2015

   U.S. equities had positive returns during the period. The broad U.S. equity market, as measured by the Russell 3000(R) Index, gained approximately 4.5%. Large-cap stocks outperformed small-cap stocks as measured by the Russell indices.

              Total Return for 12 Months Ended October 31, 2015
               -------------------------------------------------

              Russell 3000(R) Index ....................... 4.49%
              Russell Microcap(R) Index (micro-cap stocks). 0.82%
              Russell 2000(R) Index (small-cap stocks) .... 0.34%
              Russell 1000(R) Index (large-cap stocks) .... 4.86%
              Dow Jones U.S. Select REIT Index/SM/......... 6.87%

   Growth stocks outperformed value stocks as measured by the Russell indices.

               Total Return for 12 Months Ended October 31, 2015
               -------------------------------------------------

      Russell 2000(R) Value Index (small-cap value stocks)......... -2.88%
      Russell 2000(R) Growth Index (small-cap growth stocks).......  3.52%
      Russell 1000(R) Value Index (large-cap value stocks) . . . ..  0.53%
      Russell 1000(R) Growth Index (large-cap growth stocks).......  9.18%

----------
Source: Russell data copyright (C) Russell Investment Group 1995-2015, all rights reserved.

   Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") believes that among the most important factors explaining differences in the behavior of diversified equity portfolios are the market capitalization and value/growth characteristics of the portfolios' holdings. Value characteristics are a function of stock price relative to one or more fundamental characteristics such as book value, earnings, or dividends.

   For many Dimensional U.S. equity portfolios, differences in returns over the period were primarily attributable to differences in value/growth and size characteristics as well as the exclusion of REIT securities from most Dimensional portfolios and the exclusion of securities of highly regulated utilities from most value strategies. For many portfolios, the construction approach used by Dimensional generally resulted in portfolios with greater weight in value, small-cap, and/or micro-cap companies relative to widely used benchmarks.

Domestic Equity Series' Performance Overview

The U.S. Large Cap Value Series

   The U.S. Large Cap Value Series is designed to capture the returns of U.S. large-cap value stocks. Value is measured primarily by book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2015, the Series held approximately 300 securities. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Series' assets.

   For the 12 months ended October 31, 2015, total returns were 1.32% for the Series and 0.53% for the Russell 1000(R) Value Index. As a result of the Series' diversified investment approach, performance was determined principally by broad trends in the U.S. equity market rather than the behavior of a limited number of stocks. The Series had a smaller allocation than the Index to the largest-market-cap stocks and a greater allocation to the remainder of the eligible large-cap universe, which benefited the Portfolio's performance relative to the Index as the largest-market-cap value stocks underperformed.

Tax-Managed U.S. Marketwide Value Series

   The Tax-Managed U.S. Marketwide Value Series invests in a broadly diversified group of U.S. value stocks while considering federal tax implications of investment decisions. Value is measured primarily by book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2015, the Series held approximately 1,100 securities. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Series' assets.

   For the 12 months ended October 31, 2015, total returns were 2.93% for the Series and 0.24% for the Russell 3000(R) Value Index. As a result of the Series' diversified investment approach, performance was determined principally by broad trends in the U.S. equity market rather than the behavior of a limited number of stocks. The Series had a smaller allocation than the Index to the largest-market-cap stocks and a greater allocation to the remainder of the eligible large-cap universe, which benefited the Portfolio's performance relative to the Index as the largest market cap value stocks underperformed mid-cap value stocks.

                       THE DFA INVESTMENT TRUST COMPANY

                          DISCLOSURE OF FUND EXPENSES
                                  (Unaudited)


   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   Actual Fund Return

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   Hypothetical Example for Comparison Purposes

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                            Six Months Ended October 31, 2015
  EXPENSE TABLES
                                      Beginning  Ending              Expenses
                                       Account  Account   Annualized   Paid
                                        Value    Value     Expense    During
                                      05/01/15  10/31/15    Ratio*   Period*
                                      --------- --------- ---------- --------
  The DFA International Value Series
  ----------------------------------
  Actual Fund Return................. $1,000.00 $  893.80    0.22%    $1.05
  Hypothetical 5% Annual Return...... $1,000.00 $1,024.10    0.22%    $1.12

  The U.S. Large Cap Value Series
  -------------------------------
  Actual Fund Return................. $1,000.00 $  975.90    0.11%    $0.55
  Hypothetical 5% Annual Return...... $1,000.00 $1,024.65    0.11%    $0.56

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                              Beginning  Ending              Expenses
                                               Account  Account   Annualized   Paid
                                                Value    Value     Expense    During
                                              05/01/15  10/31/15    Ratio*   Period*
                                              --------- --------- ---------- --------
The Tax-Managed U.S. Marketwide Value Series
--------------------------------------------
Actual Fund Return........................... $1,000.00 $  986.80    0.21%    $1.05
Hypothetical 5% Annual Return................ $1,000.00 $1,024.15    0.21%    $1.07

----------

* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.

                       THE DFA INVESTMENT TRUST COMPANY

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (Unaudited)


   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For The DFA Investment Trust Company, this would be for the fiscal quarters ending
January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-Q with the SEC on September 29, 2015. They are available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS

                      The DFA International Value Series
              Consumer Discretionary.......................  12.4%
              Consumer Staples.............................   3.7%
              Energy.......................................  14.4%
              Financials...................................  34.7%
              Health Care..................................   0.9%
              Industrials..................................  10.4%
              Information Technology.......................   3.3%
              Materials....................................  11.8%
              Other........................................    --
              Telecommunication Services...................   5.9%
              Utilities....................................   2.5%
                                                            -----
                                                            100.0%

                        The U.S. Large Cap Value Series
              Consumer Discretionary.......................  14.0%
              Consumer Staples.............................   5.2%
              Energy.......................................  16.1%
              Financials...................................  21.5%
              Health Care..................................  11.8%
              Industrials..................................  12.3%
              Information Technology.......................  10.8%
              Materials....................................   3.3%
              Other........................................    --
              Telecommunication Services...................   4.7%
              Utilities....................................   0.3%
                                                            -----
                                                            100.0%

                 The Tax-Managed U.S. Marketwide Value Series
              Consumer Discretionary.......................  18.9%
              Consumer Staples.............................   7.9%
              Energy.......................................  14.0%
              Financials...................................  19.3%
              Health Care..................................  11.4%
              Industrials..................................  13.2%
              Information Technology.......................   8.5%
              Materials....................................   2.4%
              Other........................................    --
              Telecommunication Services...................   4.2%
              Utilities....................................   0.2%
                                                            -----
                                                            100.0%

                      THE DFA INTERNATIONAL VALUE SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2015

                                                                 Percentage
                                         Shares     Value++    of Net Assets**
                                         ------     -------    ---------------
  COMMON STOCKS -- (94.9%)
  AUSTRALIA -- (5.6%)
      BHP Billiton, Ltd................ 5,172,675 $ 84,835,680            0.9%
      BHP Billiton, Ltd. Sponsored ADR. 1,465,288   48,193,322            0.5%
      Macquarie Group, Ltd.............   982,233   59,473,059            0.6%
      Other Securities.................            344,551,404            3.8%
                                                  ------------            ----
  TOTAL AUSTRALIA......................            537,053,465            5.8%
                                                  ------------            ----

  AUSTRIA -- (0.1%)
      Other Securities.................             10,400,098            0.1%
                                                  ------------            ----

  BELGIUM -- (1.3%)
      Other Securities.................            124,483,972            1.3%
                                                  ------------            ----

  CANADA -- (7.4%)
      Bank of Montreal................. 1,105,966   64,245,565            0.7%
      Manulife Financial Corp.......... 3,287,435   54,505,652            0.6%
      Suncor Energy, Inc............... 3,750,370  111,599,034            1.2%
      Other Securities.................            479,872,309            5.2%
                                                  ------------            ----
  TOTAL CANADA.........................            710,222,560            7.7%
                                                  ------------            ----

  DENMARK -- (1.6%)
      Other Securities.................            153,265,271            1.7%
                                                  ------------            ----

  FINLAND -- (0.6%)
      Other Securities.................             60,810,526            0.7%
                                                  ------------            ----

  FRANCE -- (9.3%)
      AXA SA........................... 4,004,754  106,879,326            1.2%
      BNP Paribas SA................... 1,005,680   60,941,389            0.7%
  #   Cie de Saint-Gobain.............. 1,789,605   74,914,737            0.8%
      Engie SA......................... 3,247,971   56,842,074            0.6%
      Orange SA........................ 4,969,645   87,623,255            0.9%
      Renault SA.......................   759,515   71,564,612            0.8%
      Societe Generale SA.............. 1,935,625   89,896,621            1.0%
  #   Total SA......................... 3,202,849  154,885,992            1.7%
      Other Securities.................            191,929,736            2.0%
                                                  ------------            ----
  TOTAL FRANCE.........................            895,477,742            9.7%
                                                  ------------            ----

  GERMANY -- (7.3%)
      Allianz SE.......................   730,758  127,932,134            1.4%
      Allianz SE Sponsored ADR......... 2,811,910   49,349,021            0.5%
      Bayerische Motoren Werke AG......   836,920   85,724,339            0.9%
      Daimler AG....................... 2,214,556  192,032,407            2.1%
      Other Securities.................            250,012,427            2.7%
                                                  ------------            ----
  TOTAL GERMANY........................            705,050,328            7.6%
                                                  ------------            ----

  HONG KONG -- (2.2%)
      Other Securities.................            213,300,423            2.3%
                                                  ------------            ----

  IRELAND -- (0.3%)
      Other Securities.................             25,921,424            0.3%
                                                  ------------            ----

  ISRAEL -- (0.4%)
      Other Securities.................             35,459,088            0.4%
                                                  ------------            ----

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                         Percentage
                                               Shares      Value++     of Net Assets**
                                               ------      -------     ---------------
ITALY -- (1.8%)
    UniCredit SpA........................... 10,827,146 $   69,911,588            0.7%
    Other Securities........................               104,201,022            1.2%
                                                        --------------           -----
TOTAL ITALY.................................               174,112,610            1.9%
                                                        --------------           -----

JAPAN -- (21.4%)
    Hitachi, Ltd............................  7,531,000     43,444,754            0.5%
    Honda Motor Co., Ltd....................  3,334,800    110,316,638            1.2%
    ITOCHU Corp.............................  3,608,800     45,156,836            0.5%
    Mitsubishi UFJ Financial Group, Inc..... 21,459,506    138,789,997            1.5%
    Mizuho Financial Group, Inc............. 51,633,200    106,356,355            1.2%
    Nissan Motor Co., Ltd...................  5,844,900     60,589,514            0.7%
#   Sumitomo Mitsui Financial Group, Inc....  2,728,500    108,849,809            1.2%
    Other Securities........................             1,441,016,272           15.5%
                                                        --------------           -----
TOTAL JAPAN.................................             2,054,520,175           22.3%
                                                        --------------           -----

NETHERLANDS -- (2.8%)
    ING Groep NV............................  6,261,830     91,466,780            1.0%
    Koninklijke Philips NV..................  1,816,357     48,966,694            0.5%
    Other Securities........................               128,818,636            1.4%
                                                        --------------           -----
TOTAL NETHERLANDS...........................               269,252,110            2.9%
                                                        --------------           -----

NEW ZEALAND -- (0.1%)
    Other Securities........................                 6,670,339            0.1%
                                                        --------------           -----

NORWAY -- (0.6%)
    Other Securities........................                61,668,622            0.7%
                                                        --------------           -----

PORTUGAL -- (0.0%)
    Other Securities........................                 4,300,068            0.0%
                                                        --------------           -----

SINGAPORE -- (1.0%)
    Other Securities........................                91,074,356            1.0%
                                                        --------------           -----

SPAIN -- (2.9%)
    Banco Santander SA...................... 19,371,024    108,210,378            1.2%
    Iberdrola SA............................ 14,302,198    101,990,959            1.1%
    Other Securities........................                70,374,756            0.7%
                                                        --------------           -----
TOTAL SPAIN.................................               280,576,093            3.0%
                                                        --------------           -----

SWEDEN -- (3.0%)
    Svenska Cellulosa AB SCA Class B........  2,234,256     65,807,693            0.7%
    Telefonaktiebolaget LM Ericsson Class B.  4,879,427     47,489,038            0.5%
    Other Securities........................               174,423,981            1.9%
                                                        --------------           -----
TOTAL SWEDEN................................               287,720,712            3.1%
                                                        --------------           -----

SWITZERLAND -- (8.5%)
    ABB, Ltd................................  4,761,575     89,830,421            1.0%
    Adecco SA...............................    640,328     47,598,969            0.5%
    Cie Financiere Richemont SA.............    928,099     79,582,225            0.9%
    LafargeHolcim, Ltd......................    932,270     52,500,549            0.6%
    Swiss Re AG.............................  1,037,390     96,301,702            1.0%
    UBS Group AG............................  2,463,478     49,201,633            0.5%
    Zurich Insurance Group AG...............    343,651     90,689,469            1.0%
    Other Securities........................               316,311,917            3.4%
                                                        --------------           -----
TOTAL SWITZERLAND...........................               822,016,885            8.9%
                                                        --------------           -----

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                                  Percentage
                                                        Shares      Value++     of Net Assets**
                                                        ------      -------     ---------------
UNITED KINGDOM -- (16.7%)
      Barclays P.L.C. Sponsored ADR..................  5,103,338 $   72,620,500            0.8%
      BP P.L.C. Sponsored ADR........................  8,753,160    312,487,811            3.4%
      HSBC Holdings P.L.C............................ 20,428,278    159,605,431            1.7%
#     HSBC Holdings P.L.C. Sponsored ADR.............  2,554,625     99,809,198            1.1%
      Royal Dutch Shell P.L.C. Class A...............  1,867,596     48,757,978            0.5%
      Royal Dutch Shell P.L.C. Sponsored ADR Class A.  1,338,497     70,217,553            0.8%
#     Royal Dutch Shell P.L.C. Sponsored ADR Class B.  3,323,210    175,099,935            1.9%
      Standard Chartered P.L.C.......................  4,035,713     44,798,973            0.5%
      Vodafone Group P.L.C........................... 58,351,986    192,032,427            2.1%
      Vodafone Group P.L.C. Sponsored ADR............  4,011,201    132,249,306            1.4%
      Other Securities...............................               295,091,397            3.2%
                                                                 --------------          ------
TOTAL UNITED KINGDOM.................................             1,602,770,509           17.4%
                                                                 --------------          ------
TOTAL COMMON STOCKS..................................             9,126,127,376           98.9%
                                                                 --------------          ------

PREFERRED STOCKS -- (0.6%)
GERMANY -- (0.6%)
      Volkswagen AG..................................    396,506     47,594,617            0.5%
      Other Securities...............................                13,660,500            0.2%
                                                                 --------------          ------
TOTAL GERMANY........................................                61,255,117            0.7%
                                                                 --------------          ------
TOTAL PREFERRED STOCKS...............................                61,255,117            0.7%
                                                                 --------------          ------

RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
      Other Securities...............................                        --            0.0%
                                                                 --------------          ------

SPAIN -- (0.0%)
      Other Securities...............................                 1,065,068            0.0%
                                                                 --------------          ------
TOTAL RIGHTS/WARRANTS................................                 1,065,068            0.0%
                                                                 --------------          ------
TOTAL INVESTMENT SECURITIES..........................             9,188,447,561
                                                                 --------------

                                                                    Value+
                                                          -         ------             -
SECURITIES LENDING COLLATERAL -- (4.5%)
(S)@  DFA Short Term Investment Fund................. 37,531,967    434,244,856            4.7%
                                                                 --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $9,600,064,667)............................              $9,622,692,417          104.3%
                                                                 ==============          ======

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


Summary of the Series' investments as of October 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     Investments in Securities (Market Value)
                               ----------------------------------------------------
                                  Level 1        Level 2     Level 3     Total
                               -------------- -------------- ------- --------------
Common Stocks
  Australia................... $   57,726,184 $  479,327,281   --    $  537,053,465
  Austria.....................             --     10,400,098   --        10,400,098
  Belgium.....................      4,913,352    119,570,620   --       124,483,972
  Canada......................    710,222,560             --   --       710,222,560
  Denmark.....................             --    153,265,271   --       153,265,271
  Finland.....................      2,150,379     58,660,147   --        60,810,526
  France......................      4,266,340    891,211,402   --       895,477,742
  Germany.....................     72,150,156    632,900,172   --       705,050,328
  Hong Kong...................             --    213,300,423   --       213,300,423
  Ireland.....................      5,888,310     20,033,114   --        25,921,424
  Israel......................        788,648     34,670,440   --        35,459,088
  Italy.......................     25,889,612    148,222,998   --       174,112,610
  Japan.......................     63,194,952  1,991,325,223   --     2,054,520,175
  Netherlands.................     28,977,472    240,274,638   --       269,252,110
  New Zealand.................             --      6,670,339   --         6,670,339
  Norway......................     15,266,905     46,401,717   --        61,668,622
  Portugal....................             --      4,300,068   --         4,300,068
  Singapore...................             --     91,074,356   --        91,074,356
  Spain.......................      4,304,148    276,271,945   --       280,576,093
  Sweden......................      8,128,809    279,591,903   --       287,720,712
  Switzerland.................     41,604,334    780,412,551   --       822,016,885
  United Kingdom..............    891,654,132    711,116,377   --     1,602,770,509
Preferred Stocks
  Germany.....................             --     61,255,117   --        61,255,117
Rights/Warrants
  Australia...................             --             --   --                --
  Spain.......................             --      1,065,068   --         1,065,068
Securities Lending Collateral.             --    434,244,856   --       434,244,856
                               -------------- --------------   --    --------------
TOTAL......................... $1,937,126,293 $7,685,566,124   --    $9,622,692,417
                               ============== ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                        THE U.S. LARGE CAP VALUE SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2015

                                                                               Percentage
                                                     Shares       Value+     of Net Assets**
                                                     ------       ------     ---------------
COMMON STOCKS -- (95.4%)
Consumer Discretionary -- (13.3%)
    Comcast Corp. Class A.........................  9,482,510 $  593,794,776            3.1%
#   Comcast Corp. Special Class A.................  2,635,567    165,276,407            0.9%
    Ford Motor Co................................. 14,411,800    213,438,758            1.1%
    General Motors Co.............................  5,492,031    191,726,802            1.0%
    Time Warner Cable, Inc........................  1,876,119    355,336,939            1.9%
    Time Warner, Inc..............................  4,297,753    323,792,711            1.7%
    Other Securities..............................               819,458,486            4.2%
                                                              --------------           -----
Total Consumer Discretionary......................             2,662,824,879           13.9%
                                                              --------------           -----

Consumer Staples -- (5.0%)
    Archer-Daniels-Midland Co.....................  2,748,548    125,498,702            0.7%
    CVS Health Corp...............................  3,364,257    332,321,306            1.7%
    Mondelez International, Inc. Class A..........  3,818,531    176,263,391            0.9%
    Other Securities..............................               364,331,183            1.9%
                                                              --------------           -----
Total Consumer Staples............................               998,414,582            5.2%
                                                              --------------           -----

Energy -- (15.3%)
    Anadarko Petroleum Corp.......................  2,015,789    134,815,968            0.7%
    Chevron Corp..................................  6,389,725    580,698,208            3.0%
    ConocoPhillips................................  6,174,431    329,405,894            1.7%
    Exxon Mobil Corp..............................  7,571,926    626,501,157            3.3%
    Marathon Petroleum Corp.......................  2,604,266    134,900,979            0.7%
    Occidental Petroleum Corp.....................  2,051,160    152,893,466            0.8%
    Phillips 66...................................  2,055,820    183,070,771            1.0%
    Valero Energy Corp............................  2,806,975    185,035,792            1.0%
    Other Securities..............................               737,288,899            3.9%
                                                              --------------           -----
Total Energy......................................             3,064,611,134           16.1%
                                                              --------------           -----

Financials -- (20.5%)
    American International Group, Inc.............  3,536,873    223,035,211            1.2%
    Bank of America Corp.......................... 15,546,531    260,870,790            1.4%
    Bank of New York Mellon Corp. (The)...........  2,959,920    123,280,668            0.7%
    Capital One Financial Corp....................  2,074,942    163,712,924            0.9%
    Citigroup, Inc................................  4,980,715    264,824,617            1.4%
    Goldman Sachs Group, Inc. (The)...............  1,523,888    285,729,000            1.5%
    Hartford Financial Services Group, Inc. (The).  2,644,794    122,348,170            0.6%
    JPMorgan Chase & Co........................... 10,421,544    669,584,202            3.5%
    MetLife, Inc..................................  2,189,692    110,316,683            0.6%
    Morgan Stanley................................  3,524,427    116,200,358            0.6%
    PNC Financial Services Group, Inc. (The)......  1,273,146    114,914,158            0.6%
    Travelers Cos., Inc. (The)....................  1,130,153    127,582,972            0.7%
    Wells Fargo & Co..............................  2,083,146    112,781,524            0.6%
    Other Securities..............................             1,406,483,007            7.2%
                                                              --------------           -----
Total Financials..................................             4,101,664,284           21.5%
                                                              --------------           -----

Health Care -- (11.3%)
    Aetna, Inc....................................  2,009,110    230,605,646            1.2%
*   Allergan P.L.C................................    496,938    153,290,465            0.8%
#   Anthem, Inc...................................  1,532,858    213,297,191            1.1%
#*  Express Scripts Holding Co....................  2,842,416    245,527,894            1.3%
    Humana, Inc...................................    707,042    126,298,912            0.7%
    Pfizer, Inc................................... 21,021,501    710,947,164            3.7%

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                                                       Percentage
                                                            Shares       Value+      of Net Assets**
                                                            ------       ------      ---------------
Health Care -- (Continued)
      Thermo Fisher Scientific, Inc......................  1,268,522 $   165,897,307            0.9%
      Other Securities...................................                411,377,957            2.1%
                                                                     ---------------          ------
Total Health Care........................................              2,257,242,536           11.8%
                                                                     ---------------          ------

Industrials -- (11.8%)
      CSX Corp...........................................  5,382,618     145,276,860            0.8%
      FedEx Corp.........................................    843,839     131,681,076            0.7%
      General Electric Co................................ 19,532,516     564,880,363            3.0%
      Norfolk Southern Corp..............................  1,598,000     127,887,940            0.7%
      Southwest Airlines Co..............................  3,733,160     172,807,976            0.9%
      Stanley Black & Decker, Inc........................  1,095,910     116,144,542            0.6%
      Union Pacific Corp.................................  1,819,501     162,572,414            0.9%
      Other Securities...................................                931,311,189            4.7%
                                                                     ---------------          ------
Total Industrials........................................              2,352,562,360           12.3%
                                                                     ---------------          ------

Information Technology -- (10.3%)
      Cisco Systems, Inc................................. 13,742,784     396,479,319            2.1%
      EMC Corp...........................................  6,310,731     165,467,367            0.9%
      Fidelity National Information Services, Inc........  1,504,505     109,708,505            0.6%
      Hewlett-Packard Co.................................  9,619,949     259,353,825            1.4%
      Intel Corp......................................... 11,297,597     382,536,635            2.0%
      Other Securities...................................                753,326,604            3.8%
                                                                     ---------------          ------
Total Information Technology.............................              2,066,872,255           10.8%
                                                                     ---------------          ------

Materials -- (3.2%)
      Other Securities...................................                631,231,680            3.3%
                                                                     ---------------          ------

Telecommunication Services -- (4.4%)
      AT&T, Inc.......................................... 21,699,651     727,155,305            3.8%
      Other Securities...................................                163,622,086            0.9%
                                                                     ---------------          ------
Total Telecommunication Services.........................                890,777,391            4.7%
                                                                     ---------------          ------

Utilities -- (0.3%)
      Other Securities...................................                 56,891,951            0.3%
                                                                     ---------------          ------
TOTAL COMMON STOCKS......................................             19,083,093,052           99.9%
                                                                     ---------------          ------

RIGHTS/WARRANTS -- (0.0%)
      Other Securities...................................                    208,567            0.0%
                                                                     ---------------          ------
TOTAL INVESTMENT SECURITIES..............................             19,083,301,619
                                                                     ---------------          ------

TEMPORARY CASH INVESTMENTS -- (0.0%)
      State Street Institutional Liquid Reserves, 0.140%.  9,754,555       9,754,555            0.1%
                                                                     ---------------          ------
SECURITIES LENDING COLLATERAL -- (4.6%)
(S)@  DFA Short Term Investment Fund..................... 79,199,929     916,343,183            4.8%
                                                                     ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $14,362,076,197)...............................              $20,009,399,357          104.8%
                                                                     ===============          ======

THE U.S. LARGE CAP VALUE SERIES
CONTINUED


Summary of the Series' investments as of October 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     Investments in Securities (Market Value)
                               ----------------------------------------------------
                                   Level 1       Level 2    Level 3      Total
                               --------------- ------------ ------- ---------------
Common Stocks
  Consumer Discretionary...... $ 2,662,824,879           --   --    $ 2,662,824,879
  Consumer Staples............     998,414,582           --   --        998,414,582
  Energy......................   3,064,611,134           --   --      3,064,611,134
  Financials..................   4,101,664,284           --   --      4,101,664,284
  Health Care.................   2,257,242,536           --   --      2,257,242,536
  Industrials.................   2,352,562,360           --   --      2,352,562,360
  Information Technology......   2,066,872,255           --   --      2,066,872,255
  Materials...................     631,231,680           --   --        631,231,680
  Telecommunication Services..     890,777,391           --   --        890,777,391
  Utilities...................      56,891,951           --   --         56,891,951
  Rights/Warrants.............              -- $    208,567   --            208,567
Temporary Cash Investments....       9,754,555           --   --          9,754,555
Securities Lending Collateral.              --  916,343,183   --        916,343,183
                               --------------- ------------   --    ---------------
TOTAL......................... $19,092,847,607 $916,551,750   --    $20,009,399,357
                               =============== ============   ==    ===============

                See accompanying Notes to Financial Statements.

                 THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2015

                                                                             Percentage
                                                   Shares       Value+     of Net Assets**
                                                   ------       ------     ---------------
COMMON STOCKS -- (93.6%)
Consumer Discretionary -- (17.7%)
    Carnival Corp................................   489,649 $   26,480,218            0.5%
    Comcast Corp. Class A........................ 3,446,875    215,843,312            4.0%
    Comcast Corp. Special Class A................ 1,088,341     68,249,864            1.3%
    General Motors Co............................   802,642     28,020,232            0.5%
*   Liberty Interactive Corp., QVC Group Class A.   882,463     24,153,012            0.5%
#   Royal Caribbean Cruises, Ltd.................   322,500     31,717,875            0.6%
    Time Warner Cable, Inc.......................   693,942    131,432,615            2.5%
    Time Warner, Inc............................. 1,534,860    115,636,352            2.2%
    Twenty-First Century Fox, Inc. Class A....... 1,287,383     39,509,784            0.8%
    Other Securities.............................              327,779,700            6.0%
                                                            --------------           -----
Total Consumer Discretionary.....................            1,008,822,964           18.9%
                                                            --------------           -----

Consumer Staples -- (7.4%)
    Archer-Daniels-Midland Co....................   813,476     37,143,314            0.7%
    Constellation Brands, Inc. Class A...........   249,042     33,570,862            0.6%
    CVS Health Corp.............................. 1,510,745    149,231,391            2.8%
    Mondelez International, Inc. Class A......... 2,081,099     96,063,530            1.8%
    Other Securities.............................              107,874,928            2.0%
                                                            --------------           -----
Total Consumer Staples...........................              423,884,025            7.9%
                                                            --------------           -----

Energy -- (13.1%)
    Anadarko Petroleum Corp......................   845,068     56,518,148            1.1%
    Chevron Corp................................. 1,027,290     93,360,115            1.8%
#   ConocoPhillips............................... 1,728,838     92,233,507            1.7%
    Exxon Mobil Corp............................. 2,043,508    169,079,852            3.2%
    Marathon Petroleum Corp......................   903,936     46,823,885            0.9%
    Phillips 66..................................   883,414     78,668,017            1.5%
    Valero Energy Corp...........................   605,899     39,940,862            0.8%
    Other Securities.............................              169,659,429            3.0%
                                                            --------------           -----
Total Energy.....................................              746,283,815           14.0%
                                                            --------------           -----

Financials -- (18.0%)
    American International Group, Inc............   899,581     56,727,578            1.1%
    Bank of America Corp......................... 5,529,894     92,791,621            1.7%
    Capital One Financial Corp...................   373,787     29,491,794            0.6%
    Citigroup, Inc............................... 2,143,604    113,975,425            2.1%
    CME Group, Inc...............................   414,385     39,146,951            0.7%
    Goldman Sachs Group, Inc. (The)..............   209,155     39,216,562            0.7%
    JPMorgan Chase & Co.......................... 2,120,954    136,271,294            2.6%
    MetLife, Inc................................. 1,125,923     56,724,001            1.1%
    Morgan Stanley............................... 1,476,248     48,671,897            0.9%
    Prudential Financial, Inc....................   497,625     41,054,062            0.8%
    Other Securities.............................              375,910,559            7.0%
                                                            --------------           -----
Total Financials.................................            1,029,981,744           19.3%
                                                            --------------           -----

Health Care -- (10.7%)
    Aetna, Inc.                                     558,462     64,100,268            1.2%
*   Allergan P.L.C...............................   117,350     36,198,954            0.7%
    Anthem, Inc..................................   504,640     70,220,656            1.3%
*   Express Scripts Holding Co...................   501,076     43,282,945            0.8%
    Humana, Inc..................................   236,814     42,302,085            0.8%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                                                      Percentage
                                                            Shares       Value+     of Net Assets**
                                                            ------       ------     ---------------
Health Care -- (Continued)
      Medtronic P.L.C....................................    324,690 $   24,001,085            0.5%
      Pfizer, Inc........................................  4,448,466    150,447,120            2.8%
      Thermo Fisher Scientific, Inc......................    499,520     65,327,226            1.2%
      Other Securities...................................               114,818,331            2.1%
                                                                     --------------          ------
Total Health Care........................................               610,698,670           11.4%
                                                                     --------------          ------

Industrials -- (12.4%)
      CSX Corp...........................................  1,242,950     33,547,220            0.6%
      FedEx Corp.........................................    142,324     22,209,660            0.4%
      General Electric Co................................  5,637,788    163,044,829            3.1%
      Norfolk Southern Corp..............................    545,229     43,634,677            0.8%
      Northrop Grumman Corp..............................    175,493     32,948,811            0.6%
      Southwest Airlines Co..............................    645,761     29,892,277            0.6%
      Union Pacific Corp.................................    888,128     79,354,237            1.5%
      Other Securities...................................               302,802,363            5.6%
                                                                     --------------          ------
Total Industrials........................................               707,434,074           13.2%
                                                                     --------------          ------

Information Technology -- (8.0%)
#     Activision Blizzard, Inc...........................    982,162     34,139,951            0.7%
      Cisco Systems, Inc.................................  2,617,806     75,523,703            1.4%
      Intel Corp.........................................  1,924,139     65,151,347            1.2%
*     Yahoo!, Inc........................................  1,048,770     37,357,187            0.7%
      Other Securities...................................               244,731,539            4.5%
                                                                     --------------          ------
Total Information Technology.............................               456,903,727            8.5%
                                                                     --------------          ------

Materials -- (2.3%)
      Other Securities...................................               130,435,325            2.4%
                                                                     --------------          ------

Other -- (0.0%)
      Other Securities...................................                        --            0.0%
                                                                     --------------          ------
Telecommunication Services -- (3.9%).....................
      AT&T, Inc..........................................  5,441,020    182,328,580            3.4%
      Other Securities...................................                41,398,339            0.8%
                                                                     --------------          ------
Total Telecommunication Services.........................               223,726,919            4.2%
                                                                     --------------          ------

Utilities -- (0.1%)
      Other Securities...................................                 8,105,423            0.2%
                                                                     --------------          ------
TOTAL COMMON STOCKS......................................             5,346,276,686          100.0%
                                                                     --------------          ------

RIGHTS/WARRANTS -- (0.0%)
      Other Securities...................................                   183,722            0.0%
                                                                     --------------          ------
TOTAL INVESTMENT SECURITIES..............................             5,346,460,408
                                                                     --------------

TEMPORARY CASH INVESTMENTS -- (0.1%)
      State Street Institutional Liquid Reserves, 0.140%.  3,231,849      3,231,849            0.1%
                                                                     --------------          ------
SECURITIES LENDING COLLATERAL -- (6.3%)
(S)@  DFA Short Term Investment Fund..................... 31,241,165    361,460,278            6.7%
                                                                     --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $3,382,943,498)................................              $5,711,152,535          106.8%
                                                                     ==============          ======

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


Summary of the Series' investments as of October 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investments in Securities (Market Value)
                               --------------------------------------------------
                                  Level 1       Level 2    Level 3     Total
                               -------------- ------------ ------- --------------
Common Stocks
  Consumer Discretionary...... $1,008,822,964           --   --    $1,008,822,964
  Consumer Staples............    423,884,025           --   --       423,884,025
  Energy......................    746,283,815           --   --       746,283,815
  Financials..................  1,029,981,744           --   --     1,029,981,744
  Health Care.................    610,698,670           --   --       610,698,670
  Industrials.................    707,434,074           --   --       707,434,074
  Information Technology......    456,903,727           --   --       456,903,727
  Materials...................    130,435,325           --   --       130,435,325
  Other.......................             --           --   --                --
  Telecommunication Services..    223,726,919           --   --       223,726,919
  Utilities...................      8,105,423           --   --         8,105,423
Rights/Warrants...............             -- $    183,722   --           183,722
Temporary Cash Investments....      3,231,849           --   --         3,231,849
Securities Lending Collateral.             --  361,460,278   --       361,460,278
                               -------------- ------------   --    --------------
TOTAL......................... $5,349,508,535 $361,644,000   --    $5,711,152,535
                               ============== ============   ==    ==============

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2015
                            (Amounts in thousands)

                                                                                                         The Tax-
                                                                             The DFA    The U.S. Large Managed U.S.
                                                                          International   Cap Value     Marketwide
                                                                          Value Series*     Series     Value Series
                                                                          ------------- -------------- ------------
ASSETS:
Investments at Value (including $418,689, $1,499,202 and $512,345 of
 securities on loan, respectively of securities on loan).................  $9,188,447    $19,083,301    $5,346,461
Temporary Cash Investments at Value & Cost...............................          --          9,755         3,232
Collateral from Securities on Loan Invested in Affiliate at Value & Cost.     434,245        916,343       361,460
Foreign Currencies at Value..............................................      12,800             --            --
Cash.....................................................................       2,677            157            --
Receivables:
  Investment Securities Sold.............................................      10,770             --            --
  Dividends, Interest and Tax Reclaims...................................      27,006         27,939         6,553
  Securities Lending Income..............................................         392            539           122
Unrealized Gain on Foreign Currency Contracts............................           7             --            --
                                                                           ----------    -----------    ----------
     Total Assets........................................................   9,676,344     20,038,034     5,717,828
                                                                           ----------    -----------    ----------
LIABILITIES:
Payables:
  Due to Custodian.......................................................          --             --             3
  Upon Return of Securities Loaned.......................................     434,245        916,343       361,460
  Investment Securities Purchased........................................      12,024         25,249         6,823
  Due to Advisor.........................................................       1,559          1,585           889
Unrealized Loss on Foreign Currency Contracts............................           1             --            --
Accrued Expenses and Other Liabilities...................................         610            800           241
                                                                           ----------    -----------    ----------
     Total Liabilities...................................................     448,439        943,977       369,416
                                                                           ----------    -----------    ----------
NET ASSETS...............................................................  $9,227,905    $19,094,057    $5,348,412
                                                                           ==========    ===========    ==========
Investments at Cost......................................................  $9,165,820    $13,435,978    $3,018,251
                                                                           ==========    ===========    ==========
Foreign Currencies at Cost...............................................  $   12,765    $        --    $       --
                                                                           ==========    ===========    ==========

----------
* See Note I in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2015
                            (Amounts in thousands)

                                                                                                      The Tax-
                                                                          The DFA    The U.S. Large Managed U.S.
                                                                       International   Cap Value     Marketwide
                                                                       Value Series      Series     Value Series
                                                                       ------------- -------------- ------------
Investment Income
  Dividends (Net of Foreign Taxes Withheld of $26,207, $23 and $(3),
   respectively)......................................................  $   325,317   $   429,780     $106,292
  Income from Securities Lending......................................        9,274         4,643        1,349
                                                                        -----------   -----------     --------
     Total Investment Income..........................................      334,591       434,423      107,641
                                                                        -----------   -----------     --------
Expenses
  Investment Advisory Services Fees...................................       18,962        18,802       10,630
  Accounting & Transfer Agent Fees....................................          488           947          269
  Custodian Fees......................................................          857           199           60
  Shareholders' Reports...............................................           24            47           21
  Directors'/Trustees' Fees & Expenses................................           46            92           26
  Professional Fees...................................................          252           350           98
  Other...............................................................          155           262           68
                                                                        -----------   -----------     --------
     Total Expenses...................................................       20,784        20,699       11,172
                                                                        -----------   -----------     --------
  Fees Paid Indirectly (Note C).......................................          (19)           --           --
                                                                        -----------   -----------     --------
  Net Expenses........................................................       20,765        20,699       11,172
                                                                        -----------   -----------     --------
  Net Investment Income (Loss)........................................      313,826       413,724       96,469
                                                                        -----------   -----------     --------
Realized and Unrealized Gain (Loss)
  Net Realized Gain (Loss) on:
    Investment Securities Sold........................................      244,684       858,150       88,248
    Futures...........................................................           --           (43)          --
    Foreign Currency Transactions.....................................       (5,879)           --           --
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency........................   (1,034,230)   (1,018,426)     (36,271)
    Translation of Foreign Currency Denominated Amounts...............          654            --           --
                                                                        -----------   -----------     --------
  Net Realized and Unrealized Gain (Loss).............................     (794,771)     (160,319)      51,977
                                                                        -----------   -----------     --------
Net Increase (Decrease) in Net Assets Resulting from Operations.......  $  (480,945)  $   253,405     $148,446
                                                                        ===========   ===========     ========

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                           The DFA International   The U.S. Large Cap Value   The Tax-Managed U.S.
                                                Value Series                Series           Marketwide Value Series
                                          -----------------------  ------------------------  ----------------------
                                              Year        Year         Year         Year        Year        Year
                                             Ended       Ended        Ended        Ended       Ended       Ended
                                            Oct. 31,    Oct. 31,     Oct. 31,     Oct. 31,    Oct. 31,    Oct. 31,
                                              2015        2014         2015         2014        2015        2014
                                          -----------  ----------  -----------  -----------  ----------  ----------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)........... $   313,826  $  419,781  $   413,724  $   318,905  $   96,469  $   77,511
  Net Realized Gain (Loss) on:
    Investment Securities Sold*..........     244,684     173,096      858,150      755,725      88,248      18,712
    Futures..............................          --          --          (43)          --          --          --
    Foreign Currency Transactions........      (5,879)     (1,763)          --           --          --          --
  Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities and Foreign
     Currency............................  (1,034,230)   (672,491)  (1,018,426)   1,319,300     (36,271)    573,756
    Translation of Foreign Currency
     Denominated Amounts.................         654      (1,379)          --           --          --          --
                                          -----------  ----------  -----------  -----------  ----------  ----------
     Net Increase (Decrease) in Net
      Assets Resulting from
      Operations.........................    (480,945)    (82,756)     253,405    2,393,930     148,446     669,979
                                          -----------  ----------  -----------  -----------  ----------  ----------
Transactions in Interest:
  Contributions..........................   1,070,207   1,022,273    1,769,181    1,721,914     247,754     209,662
  Withdrawals............................    (705,023)   (387,981)  (1,305,211)    (578,150)   (191,765)   (125,419)
                                          -----------  ----------  -----------  -----------  ----------  ----------
     Net Increase (Decrease) from
      Transactions in Interest...........     365,184     634,292      463,970    1,143,764      55,989      84,243
                                          -----------  ----------  -----------  -----------  ----------  ----------
     Total Increase (Decrease) in
      Net Assets.........................    (115,761)    551,536      717,375    3,537,694     204,435     754,222
Net Assets
  Beginning of Year......................   9,343,666   8,792,130   18,376,682   14,838,988   5,143,977   4,389,755
                                          -----------  ----------  -----------  -----------  ----------  ----------
  End of Year............................ $ 9,227,905  $9,343,666  $19,094,057  $18,376,682  $5,348,412  $5,143,977
                                          ===========  ==========  ===========  ===========  ==========  ==========

----------
* Net of foreign capital gain taxes withheld of $0, $0, $0, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS


                                                                            The DFA International Value Series
                                                              ------------------------------------------------------------
                                                                  Year         Year        Year        Year         Year
                                                                 Ended        Ended       Ended       Ended        Ended
                                                                Oct. 31,     Oct. 31,    Oct. 31,    Oct. 31,     Oct. 31,
                                                                  2015         2014        2013        2012         2011
----------------------------------------------------------------------------------------------------------------------------
Total Return.................................................      (5.35)%      (0.72)%      28.18%       3.17%      (8.04)%
----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).......................... $9,227,905   $9,343,666   $8,792,130  $7,238,249  $6,955,907
Ratio of Expenses to Average Net Assets......................       0.22%        0.22%        0.22%       0.24%       0.23%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid
 Indirectly).................................................       0.22%        0.22%        0.22%       0.24%       0.23%
Ratio of Net Investment Income to Average Net Assets.........       3.31%        4.50%        3.20%       3.75%       3.47%
Portfolio Turnover Rate......................................         21%          17%          15%         14%          9%
----------------------------------------------------------------------------------------------------------------------------

                                                                      The U.S. Large Cap Value Series
                                                      --------------------------------------------------------------
                                                          Year         Year         Year         Year        Year
                                                         Ended        Ended        Ended        Ended       Ended
                                                        Oct. 31,     Oct. 31,     Oct. 31,     Oct. 31,    Oct. 31,
                                                          2015         2014         2013         2012        2011
---------------------------------------------------------------------------------------------------------------------
Total Return.........................................        1.32%       15.67%       35.68%       18.31%       5.69%
---------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).................. $19,094,057  $18,376,682  $14,838,988  $10,589,152  $9,335,107
Ratio of Expenses to Average Net Assets..............        0.11%        0.11%        0.11%        0.12%       0.12%
Ratio of Net Investment Income to Average Net Assets.        2.20%        1.90%        1.98%        2.15%       1.79%
Portfolio Turnover Rate..............................          16%          15%          15%          10%         14%
---------------------------------------------------------------------------------------------------------------------

                                                             The Tax-Managed U.S. Marketwide Value Series
                                                      ----------------------------------------------------------
                                                         Year        Year        Year        Year        Year
                                                        Ended       Ended       Ended       Ended       Ended
                                                       Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,
                                                         2015        2014        2013        2012        2011
-----------------------------------------------------------------------------------------------------------------
Total Return.........................................       2.93%      15.17%      35.92%      18.47%       6.33%
-----------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).................. $5,348,412  $5,143,977  $4,389,755  $3,306,476  $2,901,325
Ratio of Expenses to Average Net Assets..............       0.21%       0.21%       0.21%       0.22%       0.22%
Ratio of Net Investment Income to Average Net Assets.       1.82%       1.61%       1.82%       1.99%       1.61%
Portfolio Turnover Rate..............................          6%          2%          5%         10%         20%
-----------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.


                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                         NOTES TO FINANCIAL STATEMENTS


A. Organization:

   The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of eleven portfolios, three of which, The DFA International Value Series, The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series (the "Series"), are presented in this section of the report. The remaining operational portfolios are presented in separate reports.

B. Significant Accounting Policies:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Series utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Series' own assumptions in determining the fair value of investments)

   Securities held by the Series including over-the-counter securities, are valued at the last quoted sale price at the close of the exchanges on which they are principally traded (official closing price). International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Series that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Series value the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Series may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   The DFA International Value Series (the "International Series") will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time that the net asset value of the International Series is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Series prices its shares at the close of the NYSE, the International Series will fair value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on International Series' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the International Series has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Series utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When the International Series uses fair value pricing, the values assigned to the International Series' foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Listed derivatives, such as futures, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy.

   A summary of the inputs used to value the Series' investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Summary Schedules of Portfolio Holdings. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   For the year ended October 31, 2015, there were no significant transfers between Level 1 and Level 2 and no significant Level 3 investments held by the Series.

   2. Foreign Currency Translation: Securities and other assets and liabilities of the International Series whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

   The International Series does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities whether realized or unrealized.

   Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the International Series and the U.S. dollar equivalent amounts actually received or paid.

   3. Deferred Compensation Plan: Each eligible Director/Trustee of the Trust may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors/Trustees may defer payment of all or a portion of their total fees earned as a Director/Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

   Each Director/Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director/Trustee shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's/Trustee's deferred compensation until a date specified by such Director/Trustee in the

Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director/Trustee ceases to be a member of the Board; and (ii) five years following the effective date of the Director's/Trustee's first deferral election. If a Director/Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's/Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director/Trustee ceases to be a member of the Board (unless the Director/Trustee files an amended Notice selecting a different distribution date). As of October 31, 2015, none of the Directors/Trustees have requested or received a distribution of proceeds of a deferred fee account.

   4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Series estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities, utilizing the effective interest method. Expenses directly attributable to a Series are directly charged. Common expenses of the Trust or Series are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

   The International Series may be subject to taxes imposed by countries in which it invests, with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The International Series accrues such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

C. Investment Advisor:

   The Advisor, Dimensional Fund Advisors LP, provides investment advisory services to each Series. On May 8, 2015 and June 10, 2015 at a Special Joint Meeting of Shareholders, shareholders of the Series approved new investment management agreements, which became effective July 21, 2015, that provide a uniform agreement that increases transparency and better describes all of the services that the Advisor provides to each Series. The rate charged to each Series under the new investment management agreement for investment management services is equal to the rate charged under each Series' previous investment advisory agreement with the Advisor. For the year ended October 31, 2015, the investment advisory services/management fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.20%, 0.10%, and 0.20% of average daily net assets for The DFA International Value Series, The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series, respectively.

Earned Income Credit:

   In addition, the Series have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of each Series' custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of each Series' net assets. During the year ended October 31, 2015, expenses reduced were as follows (amounts in thousands):

                                                     Fees Paid
                                                     Indirectly
                 -                                   ----------
                 The DFA International Value Series.    $19

Fees Paid to Officers and Directors/Trustees:

   Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Trust; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Trust. For the year ended October 31, 2015, the total related amounts paid by the Trust to the CCO were $84 (in thousands). The total related amounts paid by each of the Series are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

   At October 31, 2015, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

               The DFA International Value Series........... $293
               The U.S. Large Cap Value Series..............  417
               The Tax-Managed U.S. Marketwide Value Series.  125

E. Purchases and Sales of Securities:

   For the year ended October 31, 2015, the Series made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

                                                    Purchases    Sales
      -                                             ---------- ----------
      The DFA International Value Series........... $2,665,270 $1,984,575
      The U.S. Large Cap Value Series..............  4,001,677  2,985,119
      The Tax-Managed U.S. Marketwide Value Series.    484,934    292,557

   There were no purchases or sales of long-term U.S. government securities.

F. Federal Income Taxes:

   No provision for federal income taxes is required since the Series are treated as partnerships for federal income tax purposes. Any net investment income and realized and unrealized gains and losses have been deemed to have been "passed down" to their respective partners.

   At October 31, 2015, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                                    Net Unrealized
                                              Federal Tax  Unrealized   Unrealized   Appreciation
                                                 Cost     Appreciation Depreciation (Depreciation)
                                              ----------- ------------ ------------ --------------
The DFA International Value Series........... $ 9,610,599  $1,293,660   $(600,495)    $  693,165
The U.S. Large Cap Value Series..............  14,362,443   6,266,359    (163,399)     6,102,960
The Tax-Managed U.S. Marketwide Value Series.   3,383,550   2,448,275    (120,672)     2,327,603

   The difference between book basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales and investments in passive foreign investment companies.

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed each Series' tax positions and has concluded that no additional provision for income tax is required in any Series' financial statements. No Series is aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Series' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Financial Instruments:

   In accordance with the Series' investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign government supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Series may be inhibited.

Derivative Financial Instruments:

   Summarized below are the specific types of derivative instruments used by the Series.

   2. Futures Contracts: The Series may enter into futures contracts and options on futures contracts to adjust market exposure based on actual or expected cash inflows to or outflows from the Series. Upon entering into a futures contract, the Series deposit cash or pledge U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities or indices, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. The Series entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   The following is a summary of the location and value of derivative instrument holdings on the Series' Statements of Operations categorized by primary risk exposure for the year ended October 31, 2015 (amounts in thousands):

Derivative Type             Location of Gain (Loss) on Derivatives Recognized in Income
---------------             -----------------------------------------------------------
Foreign exchange contracts  Net Realized Gain (Loss) on: Foreign Currency Transactions
Equity contracts            Net Realized Gain (Loss) on: Futures

   The following is a summary of the realized and change in unrealized gains and losses from the Series' derivative instrument holdings categorized by primary risk exposure through the year ended October 31, 2015 (amounts in thousands):

                                              Realized Gain (Loss) on
                                             Derivatives Recognized in Income
                                             -------------------------------
                                                       Foreign
                                                      Exchange     Equity
                                             Total    Contracts   Contracts
                                             -----    ---------   ---------
         The U.S. Large Cap Value Series*... $(43)        --        $(43)
         The DFA International Value Series.   14        $14          --

* During the year ended October 31, 2015, the U.S. Large Cap Value Series' average notional contract amount of outstanding futures contracts was $7,052 (in thousands).

H. Line of Credit and Interfund Lending Program:

   The Trust, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 1, 2015 with its domestic custodian bank. A line of credit with similar terms was in effect through March 31, 2015. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 30, 2016.

   The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit with its international custodian bank effective January 9, 2015. A line of credit with similar terms was in effect through January 8, 2015. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 8, 2016.

   For the year ended October 31, 2015, borrowings by the Series under the lines of credit were as follows (amounts in thousands, except percentages and days):

                                         Weighted      Weighted    Number of   Interest Maximum Amount
                                          Average    Average Loan     Days     Expense  Borrowed During
                                       Interest Rate   Balance    Outstanding* Incurred   the Period
                                       ------------- ------------ ------------ -------- ---------------
The DFA International Value Series....     0.87%       $ 7,575         44        $ 8       $ 54,121
The U.S. Large Cap Value Series.......     0.96%        31,642         68         60        162,215
The Tax-Managed U.S. Marketwide Value
  Series..............................     0.90%         4,431         45          5         17,595

* Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2015, that each Series' available line of credit was utilized.

   There were no outstanding borrowings by the Series under the lines of credit as of October 31, 2015.

   Pursuant to an exemptive order issued by the SEC (the "Order"), the Series may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice. The Series did not utilize the interfund lending program during the year ended October 31, 2015.

I. Securities Lending:

   As of October 31, 2015, each Series had securities on loan to brokers/dealers, for which each such Series received cash collateral. Each Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. In addition, The U.S. Large Cap Value Series, The DFA International Value Series and The Tax-Managed U.S. Marketwide Value Series received non-cash collateral consisting of short and/or long term U.S. government securities with a market value of $3,425, $614,033 and $152,485 (amounts in thousands), respectively. Loans of securities are expected at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies,
(ii) 102% of the current market value of the loaned securities with respect to

U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Series' collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, a Series could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

   Subject to their stated investment policies, each Series will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Such Series also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, each Series will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

J. Indemnitees; Contractual Obligations:

   Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust.

   In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

K. Other:

   The Series are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, described below, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buyout transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

   The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series have been named as defendants in a multi-district litigation pending in the United States District Court for the Southern District of New York (the "Court"), captioned In re Tribune Company Fraudulent Conveyance Litigation,
No. 11-MD-2296-RJS (the "Tribune MDL"). The Tribune MDL arises from the 2007 leveraged buyout of The Tribune Company ("Tribune") (the "LBO") and Tribune's subsequent bankruptcy and reorganization. In connection with the LBO, thousands of Tribune shareholders, including The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series, sold Tribune shares back to Tribune for $34 per share. The Tribune MDL includes a series of lawsuits brought by individual creditors of Tribune (the "Individual Creditor Actions") and a lawsuit brought by a court-appointed trustee on behalf of the committee of unsecured creditors of Tribune (the "Committee Action," and with the Individual Creditor Actions, collectively referred to as the "Lawsuits"). The Lawsuits seek to unwind the LBO stock repurchases as fraudulent transfers and recover the stock repurchase proceeds paid to the Tribune shareholders who participated in the LBO. On September 23, 2013, the Court entered an order dismissing the Individual Creditor

Actions in their entirety on the grounds that the individual creditor plaintiffs lack standing to pursue their claims. The Court's dismissal order is on appeal to the Second Circuit. Oral argument on the appeal was held on November 5, 2014, and the parties await the Second Circuit's ruling. The Committee Action remains pending, and a motion to dismiss on behalf of all shareholder defendants in the Committee Action was filed on May 23, 2014. The motion to dismiss is fully-briefed, and the parties await the scheduling of oral argument on the motion. The Committee Action is stayed pending the disposition of the motion to dismiss.

   Litigation counsel to The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series in the Lawsuits has advised management that it does not believe that it is possible, at this early stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series arising from the Lawsuits. Until The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series can do so, no reduction of the net asset values of the U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery the plaintiffs seek, the amount would be less than 1% of The U.S. Large Cap Value Series' and The Tax-Managed U.S. Marketwide Value Series' net asset values, respectively, at this time.

   The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series also cannot quantify the cost of the Lawsuits that could potentially be deducted from their net asset values. Therefore, at this time, those investors buying or redeeming shares of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series will pay or receive, as the case may be, a price based on the net asset values of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be taken as expenses by The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series as incurred and in a manner similar to any other expense incurred by The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series.

L. Subsequent Event Evaluations:

   Management has evaluated the impact of all subsequent events on the Series and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of The DFA Investment Trust Company and
Shareholders of the Series, as defined:

In our opinion, the accompanying statements of assets and liabilities, including the summary schedules of portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The DFA International Value Series, The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series (constituting portfolios within The DFA Investment Trust Company, hereafter referred to as the "Series") at October 31, 2015, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Series' management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2015 by correspondence with the custodians, brokers and the transfer agent of the investee fund, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 18, 2015

                      RESULTS OF THE SHAREHOLDER MEETING

                                  (Unaudited)

   On May 8, 2015 and June 10, 2015, The DFA Investment Trust Company ("DFAITC") held a Special Joint Meeting of Shareholders for the purpose of voting on several proposals affecting DFAITC and the Series, including, among other items, the election of Trustees, the approval of an updated investment management agreement, and the amendment of certain fundamental investment limitations. The shareholders of the Series approved each of the applicable proposals for DFAITC and the Series presented at the Meeting. Listed below are the voting results from the Meeting. Please note that not all Proposals presented at the Meeting were voted on by each Series. Additionally, the Proposal numbers reflected below correlate to the Proposal numbers presented for vote at the Meeting.

DFAITC

Proposal 1: Election of Directors/Trustees*

                                            % Voted % FOR             % Voted  % WITHHOLD
                                   FOR        FOR   of O/S  WITHHOLD  WITHHOLD   of O/S
                              ------------- ------- ------ ---------- -------- ----------
(a) David G. Booth........... 3,799,690,199 99.00%  99.00% 38,401,017  1.00%     1.00%
(b) George M. Constantinides. 3,805,482,510 99.15%  99.15% 32,608,707  0.85%     0.85%
(c) John P. Gould............ 3,805,511,230 99.15%  99.15% 32,579,986  0.85%     0.85%
(d) Roger G. Ibbotson........ 3,805,697,022 99.16%  99.16% 32,394,194  0.84%     0.84%
(e) Edward P. Lazear......... 3,803,361,554 99.10%  99.10% 34,729,663  0.90%     0.90%
(f) Eduardo A. Repetto....... 3,805,386,852 99.15%  99.15% 32,704,365  0.85%     0.85%
(g) Myron S. Scholes......... 3,804,518,074 99.13%  99.13% 33,573,142  0.87%     0.87%
(h) Abbie J. Smith........... 3,799,720,532 99.00%  99.00% 38,370,685  1.00%     1.00%

*  Results are for all Series within DFAITC

The DFA International Value Series

Proposal 1: Election of Directors/Trustees

                                          % Voted % FOR             % Voted  % WITHHOLD
                                  FOR       FOR   of O/S  WITHHOLD  WITHHOLD   of O/S
                              ----------- ------- ------ ---------- -------- ----------
(a) David G. Booth........... 453,108,126 98.04%  98.04%  9,076,149  1.96%     1.96%
(b) George M. Constantinides. 453,092,853 98.03%  98.03%  9,091,422  1.97%     1.97%
(c) John P. Gould............ 453,054,483 98.02%  98.02%  9,129,792  1.98%     1.98%
(d) Roger G. Ibbotson........ 453,258,273 98.07%  98.07%  8,926,002  1.93%     1.93%
(e) Edward P. Lazear......... 452,856,321 97.98%  97.98%  9,327,954  2.02%     2.02%
(f) Eduardo A. Repetto....... 453,239,258 98.06%  98.06%  8,945,017  1.94%     1.94%
(g) Myron S. Scholes......... 452,508,790 97.91%  97.91%  9,675,485  2.09%     2.09%
(h) Abbie J. Smith........... 451,301,977 97.65%  97.65% 10,882,298  2.35%     2.35%

Proposal 2: Approval of a "Manager of Managers" Structure

             % Voted % FOR            % Voted % AGAINST            % Voted % ABSTAIN  Broker  % Broker
FOR            FOR   of O/S  AGAINST  AGAINST  of O/S    ABSTAIN   ABSTAIN  of O/S   Non-Vote Non-Vote
---          ------- ------ --------- ------- --------- ---------- ------- --------- -------- --------
446,738,866  96.66%  96.66% 3,751,643  0.81%    0.81%   11,693,766  2.53%    2.53%      0      0.00%

Proposal 4: Approval of an Updated Investment Management Agreement with Dimensional Fund Advisors LP

             % Voted % FOR            % Voted % AGAINST           % Voted % ABSTAIN  Broker  % Broker
FOR            FOR   of O/S  AGAINST  AGAINST  of O/S    ABSTAIN  ABSTAIN  of O/S   Non-Vote Non-Vote
---          ------- ------ --------- ------- --------- --------- ------- --------- -------- --------
451,111,642  97.60%  97.60% 3,045,299  0.66%    0.66%   8,027,334  1.74%    1.74%      0      0.00%

Proposal 5: Approval of an Amendment to the Fundamental Investment Limitation Regarding Investment in Commodities

             % Voted % FOR            % Voted % AGAINST           % Voted % ABSTAIN  Broker  % Broker
FOR            FOR   of O/S  AGAINST  AGAINST  of O/S    ABSTAIN  ABSTAIN  of O/S   Non-Vote Non-Vote
---          ------- ------ --------- ------- --------- --------- ------- --------- -------- --------
450,666,784  97.51%  97.51% 3,477,535  0.75%    0.75%   8,039,955  1.74%    1.74%      0      0.00%

The U.S. Large Cap Value Series

Proposal 1: Election of Directors/Trustees

                                          % Voted % FOR             % Voted  % WITHHOLD
                                  FOR       FOR   of O/S  WITHHOLD  WITHHOLD   of O/S
                              ----------- ------- ------ ---------- -------- ----------
(a) David G. Booth........... 503,434,059  96.62% 96.62% 17,618,695   3.38%     3.38%
(b) George M. Constantinides. 503,597,746  96.65% 96.65% 17,455,008   3.35%     3.35%
(c) John P. Gould............ 503,629,830  96.66% 96.66% 17,422,924   3.34%     3.34%
(d) Roger G. Ibbotson........ 503,593,033  96.65% 96.65% 17,459,721   3.35%     3.35%
(e) Edward P. Lazear......... 503,745,656  96.68% 96.68% 17,307,098   3.32%     3.32%
(f) Eduardo A. Repetto....... 503,700,147  96.67% 96.67% 17,352,607   3.33%     3.33%
(g) Myron S. Scholes......... 503,511,500  96.63% 96.63% 17,541,254   3.37%     3.37%
(h) Abbie J. Smith........... 502,444,591  96.43% 96.43% 18,608,163   3.57%     3.57%

Proposal 4: Approval of an Updated Investment Management Agreement with Dimensional Fund Advisors LP

             % Voted % FOR            % Voted % AGAINST            % Voted % ABSTAIN  Broker  % Broker
FOR            FOR   of O/S  AGAINST  AGAINST  of O/S    ABSTAIN   ABSTAIN  of O/S   Non-Vote Non-Vote
---          ------- ------ --------- ------- --------- ---------- ------- --------- -------- --------
499,168,394  95.80%  95.80% 3,282,049  0.63%    0.63%   18,602,311  3.57%    3.57%      0      0.00%

Proposal 5: Approval of an Amendment to the Fundamental Investment Limitation Regarding Investment in Commodities

             % Voted % FOR            % Voted % AGAINST            % Voted % ABSTAIN  Broker  % Broker
FOR            FOR   of O/S  AGAINST  AGAINST  of O/S    ABSTAIN   ABSTAIN  of O/S   Non-Vote Non-Vote
---          ------- ------ --------- ------- --------- ---------- ------- --------- -------- --------
490,697,537  94.17%  94.17% 5,690,048  1.09%    1.09%   24,665,169  4.73%    4.73%      0      0.00%

The Tax-Managed U.S. Marketwide Value Series

Proposal 1: Election of Directors/Trustees

                                          % Voted % FOR            % Voted  % WITHHOLD
                                  FOR       FOR   of O/S WITHHOLD  WITHHOLD   of O/S
                              ----------- ------- ------ --------- -------- ----------
(a) David G. Booth........... 155,088,932  97.81% 97.81% 3,475,575   2.19%     2.19%
(b) George M. Constantinides. 155,343,434  97.97% 97.97% 3,221,073   2.03%     2.03%
(c) John P. Gould............ 155,351,750  97.97% 97.97% 3,212,757   2.03%     2.03%
(d) Roger G. Ibbotson........ 155,273,889  97.92% 97.92% 3,290,618   2.08%     2.08%
(e) Edward P. Lazear......... 153,782,204  96.98% 96.98% 4,782,303   3.02%     3.02%
(f) Eduardo A. Repetto....... 155,215,286  97.89% 97.89% 3,349,221   2.11%     2.11%
(g) Myron S. Scholes......... 155,268,867  97.92% 97.92% 3,295,640   2.08%     2.08%
(h) Abbie J. Smith........... 155,357,638  97.98% 97.98% 3,206,869   2.02%     2.02%

Proposal 4: Approval of an Updated Investment Management Agreement with Dimensional Fund Advisors LP

             % Voted % FOR            % Voted % AGAINST           % Voted % ABSTAIN  Broker  % Broker
FOR            FOR   of O/S  AGAINST  AGAINST  of O/S    ABSTAIN  ABSTAIN  of O/S   Non-Vote Non-Vote
---          ------- ------ --------- ------- --------- --------- ------- --------- -------- --------
153,418,344  96.75%  96.75% 1,946,325  1.23%    1.23%   3,199,838  2.02%    2.02%      0      0.00%

Proposal 5: Approval of an Amendment to the Fundamental Investment Limitation Regarding Investment in Commodities

             % Voted % FOR            % Voted % AGAINST           % Voted % ABSTAIN  Broker  % Broker
FOR            FOR   of O/S  AGAINST  AGAINST  of O/S    ABSTAIN  ABSTAIN  of O/S   Non-Vote Non-Vote
---          ------- ------ --------- ------- --------- --------- ------- --------- -------- --------
153,170,946  96.60%  96.60% 2,083,715  1.31%    1.31%   3,309,846  2.09%    2.09%      0      0.00%

                                FUND MANAGEMENT

                                  (Unaudited)

Trustees/Directors

Each Board of Trustees/Directors (each, the "Board" and collectively, the "Boards") of The DFA Investment Trust Company ("DFAITC"), DFA Investment Dimensions Group Inc. ("DFAIDG"), Dimensional Investment Group Inc. ("DIG"), and Dimensional Emerging Markets Value Fund ("DEM") (each, the "Fund" and collectively, the "Funds") is responsible for establishing the Funds' policies and for overseeing the management of the Funds. The Trustees/ Directors of the Funds, including all of the disinterested Trustees/Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between portfolios of the Funds (the "Feeder Portfolios") that invest in certain series of DFAITC or DEM (the "Master Funds").

Each Board has three standing committees, an Audit Committee, a Nominating Committee, and an Investment Strategy Committee (the "Strategy Committee"). The Audit Committee is composed of George M. Constantinides, Roger G. Ibbotson, and Abbie J. Smith. Each member of the Audit Committee is a disinterested Trustee/Director. The Audit Committee oversees the Fund's accounting and financial reporting policies and practices, the Fund's internal controls, the Fund's financial statements and the independent audits thereof and performs other oversight functions as requested by the Board. The Audit Committee recommends the appointment of each Fund's independent registered certified public accounting firm and also acts as a liaison between the Fund's independent registered certified public accounting firm and the full Board. There were two Audit Committee meetings held during the fiscal year ended October 31, 2015.

Each Board's Nominating Committee is composed of George M. Constantinides, John
P. Gould, Roger G. Ibbotson, Myron S. Scholes, Edward P. Lazear and Abbie J. Smith. Each member of the Nominating Committee is a disinterested Trustee/Director. The Nominating Committee for each Board makes recommendations for nominations of disinterested and interested members on the Board to the full Board. The Nominating Committee evaluates a candidate's qualification for Board membership and the independence of such candidate from the Advisor and other principal service providers. The Nominating Committee did not meet during the fiscal year ended October 31, 2015.

Each Board's Strategy Committee consists of both interested and disinterested Trustees/Directors. The Strategy Committee is composed of John P. Gould, Edward
P. Lazear, Myron S. Scholes and Eduardo A. Repetto. The Strategy Committee assists the Board in carrying out its fiduciary duties with respect to the oversight of the Fund and its performance. At the request of the Board or the Advisor, the Strategy Committee may (i) review the design of possible new series of the Fund, (ii) review performance of existing portfolios of the Fund and discuss and recommend possible enhancements to the portfolios' investment strategies, (iii) review proposals by the Advisor to modify or enhance the investment strategies or policies of each portfolio, and (iv) consider issues relating to investment services for each portfolio of the Fund. The Strategy Committee was formed on December 17, 2010, and there were three Strategy Committee meetings held during the fiscal year ended October 31, 2015.

Certain biographical information for each disinterested Trustee/Director and each interested Trustee/Director of the Funds is set forth in the tables below, including a description of each Trustee/Director's experience as a Trustee/ Director of the Funds and as a director or trustee of other funds, as well as other recent professional experience.

The statements of additional information (together, "SAI") of the Funds include additional information about each Trustee/Director. You may obtain copies of the SAI and prospectus of each Fund advised by Dimensional Fund Advisors LP by calling collect (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746. Prospectuses are also available at www.dimensional.com.

      Name, Position                                 Portfolios within the
   with the Fund, Address     Term of Office/1/ and  DFA Fund Complex/2/     Principal Occupation(s) During Past 5 Years and
     and Year of Birth         Length of Service           Overseen           Other Directorships of Public Companies Held
------------------------------------------------------------------------------------------------------------------------------
                                              Disinterested Trustees/Directors
------------------------------------------------------------------------------------------------------------------------------
George M. Constantinides       DFAIDG-Since 1983     122 portfolios in 4    Leo Melamed Professor of Finance, University of
Director of DFAIDG and DIG.    DIG-Since 1993        investment companies   Chicago Booth School of Business.
Trustee of DFAITC and DEM.     DFAITC-Since 1992
The University of Chicago      DEM-Since 1993
Booth School of Business
5807 S. Woodlawn Avenue
Chicago, IL 60637
1947
------------------------------------------------------------------------------------------------------------------------------
John P. Gould                  DFAIDG-Since 1986     122 portfolios in 4    Steven G. Rothmeier Professor and Distinguished
Director of DFAIDG and DIG.    DIG-Since 1993        investment companies   Service Professor of Economics, University of
Trustee of DFAITC and DEM      DFAITC-Since 1992                            Chicago Booth School of Business (since 1965).
The University of Chicago      DEM-Since 1993                               Member and Chair, Competitive Markets Advisory
Booth School of Business                                                    Council, Chicago Mercantile Exchange (futures
5807 S. Woodlawn Avenue                                                     trading exchange) (since 2004). Trustee, Harbor
Chicago, IL 60637                                                           Fund (registered investment company)
1939                                                                        (29 Portfolios) (since 1994). Formerly, Member of
                                                                            the Board of Milwaukee Insurance Company
                                                                            (1997-2010).
------------------------------------------------------------------------------------------------------------------------------
Roger G. Ibbotson              DFAIDG-Since 1981     122 portfolios in 4    Professor in Practice of Finance, Yale School of
Director of DFAIDG and DIG.    DIG-Since 1993        investment companies   Management (since 1984). Chairman, CIO and
Trustee of DFAITC and DEM.     DFAITC-Since 1992                            Partner, Zebra Capital Management, LLC (hedge
Yale School of Management      DEM-Since 1993                               fund and asset manager) (since 2001). Consultant
P.O. Box 208200                                                             to Morningstar Inc. (since 2006). Formerly,
New Haven, CT 06520-8200                                                    Director, BIRR Portfolio Analysis, Inc. (software
1943                                                                        products) (1990-2010).
------------------------------------------------------------------------------------------------------------------------------
Edward P. Lazear               DFAIDG-Since 2010     122 portfolios in 4    Morris Arnold Cox Senior Fellow, Hoover
Director of DFAIDG and DIG.    DIG-Since 2010        investment companies   Institution (since 2002). Jack Steele Parker
Trustee of DFAITC and DEM.     DFAITC-Since 2010                            Professor of Human Resources Management and
Stanford University Graduate   DEM-Since 2010                               Economics, Graduate School of Business, Stanford
School of Business                                                          University (since 1995). Cornerstone Research
518 Memorial Way Stanford,                                                  (expert testimony and economic and financial
CA 94305-5015                                                               analysis) (since 2009). Formerly, Chairman of the
1948                                                                        President George W. Bush's Council of Economic
                                                                            Advisers (2006-2009). Formerly, Council of
                                                                            Economic Advisors, State of California
                                                                            (2005-2006). Formerly, Commissioner, White House
                                                                            Panel on Tax Reform (2005)
------------------------------------------------------------------------------------------------------------------------------
Myron S. Scholes               DFAIDG-Since 1981     122 portfolios in 4    Chief Investment Strategist, Janus Capital Group
Director of DFAIDG and DIG.    DIG-Since 1993        investment companies   Inc. (since 2014). Frank E. Buck Professor of
Trustee of DFAITC and DEM.     DFAITC-Since 1992                            Finance Emeritus, Graduate School of Business,
c/o Dimensional Fund           DEM-Since 1993                               Stanford University (since 1981). Chairman,
Advisors, LP                                                                Ruapay Inc. (since 2013). Formerly, Chairman,
6300 Bee Cave Road                                                          Platinum Grove Asset Management, L.P. (hedge
Building 1                                                                  fund) (formerly, Oak Hill Platinum Partners)
Austin, TX 78746                                                            (1999-2009). Formerly, Director, American Century
1941                                                                        Fund Complex (registered investment companies)
                                                                            (43 Portfolios) (1980-2014).
------------------------------------------------------------------------------------------------------------------------------
Abbie J. Smith                 DFAIDG-Since 2000     122 portfolios in 4    Boris and Irene Stern Distinguished Service
Director of DFAIDG and DIG.    DIG-Since 2000        investment companies   Professor of Accounting, University of Chicago
Trustee of DFAITC and          DFAITC-Since 2000                            Booth School of Business (since 1980). Director,
DEM.                           DEM-Since 2000                               HNI Corporation (formerly known as HON Industries
The University of Chicago                                                   Inc.) (office furniture) (since 2000). Director,
Booth School of Business                                                    Ryder System Inc. (transportation, logistics and
5807 S. Woodlawn Avenue                                                     supply-chain management) (since 2003). Trustee,
Chicago, IL 60637                                                           UBS Funds (4 investment companies within the fund
1953                                                                        complex) (33 portfolios) (since 2009). Formerly,
                                                                            Co-Director Investment Research, Fundamental
                                                                            Investment Advisors (hedge fund) (2008-2011).
------------------------------------------------------------------------------------------------------------------------------

      Name, Position                                Portfolios within the
  with the Fund, Address     Term of Office/1/ and  DFA Fund Complex/2/     Principal Occupation(s) During Past 5 Years and
     and Year of Birth        Length of Service           Overseen           Other Directorships of Public Companies Held
-----------------------------------------------------------------------------------------------------------------------------
                                               Interested Trustees/Directors*
-----------------------------------------------------------------------------------------------------------------------------
David G. Booth                DFAIDG-Since 1981     122 portfolios in 4    Chairman, Director/Trustee, President, Co-Chief
Chairman, Director/Trustee,   DIG-Since 1992        investment companies   Executive Officer and formerly, Chief Executive
President and Co-Chief        DFAITC-Since 1992                            Officer (until 1/1/2010) of the following
Executive Officer             DEM-Since 1993                               companies: Dimensional Holdings Inc., Dimensional
6300 Bee Cave Road,                                                        Fund Advisors LP, DFA Securities LLC, DEM,
Building One                                                               DFAIDG, DIG and DFAITC (collectively, the "DFA
Austin, TX 78746                                                           Entities"). Director of Dimensional Fund Advisors
1946                                                                       Ltd. and formerly, Chief Investment Officer.
                                                                           Director of DFA Australia Limited and formerly,
                                                                           President and Chief Investment Officer. Director
                                                                           of Dimensional Advisors Ltd., Dimensional Funds
                                                                           plc and Dimensional Funds II plc. Formerly,
                                                                           President, Dimensional SmartNest (US) LLC
                                                                           (2009-2014). Formerly, Limited Partner, Oak Hill
                                                                           Partners (2001-2010). Limited Partner, VSC
                                                                           Investors, LLC (since 2007). Trustee, University
                                                                           of Chicago. Trustee, University of Kansas
                                                                           Endowment Association. Formerly, Director, SA
                                                                           Funds (registered investment company). Chairman,
                                                                           Director and Co-Chief Executive Officer of
                                                                           Dimensional Fund Advisors Canada ULC. Director
                                                                           and President (since 2012) of Dimensional Japan
                                                                           Ltd. Chairman, Director, President and Co-Chief
                                                                           Executive Officer of Dimensional Cayman Commodity
                                                                           Fund I Ltd. (since 2010).
-----------------------------------------------------------------------------------------------------------------------------
Eduardo A. Repetto            DFAIDG-Since 2009     122 portfolios in 4    Co-Chief Executive Officer (beginning January
Director/Trustee, Co-Chief    DIG-Since 2009        investment companies   2010), Co-Chief Investment Officer (since June
Executive Officer and Co-     DFAITC-Since 2009                            2014), Director/Trustee, and formerly, Chief
Chief Investment Officer      DEM-Since 2009                               Investment Officer (March 2007-June 2014) of the
6300 Bee Cave Road,                                                        DFA Entities. Director, Co-Chief Executive
Building One                                                               Officer and Chief Investment Officer (since 2010)
Austin, TX 78746                                                           of Dimensional Cayman Commodity Fund I Ltd.
1967                                                                       Director, Co-Chief Executive Officer, President
                                                                           and Co-Chief Investment Officer of Dimensional
                                                                           Fund Advisors Canada ULC and formerly, Chief
                                                                           Investment Officer (until April 2014). Co-Chief
                                                                           Investment Officer, Vice President, and Director
                                                                           of DFA Australia Limited and formerly, Chief
                                                                           Investment Officer (until April 2014). Director
                                                                           of Dimensional Fund Advisors Ltd., Dimensional
                                                                           Funds plc, Dimensional Funds II plc and
                                                                           Dimensional Advisors Ltd. Formerly, Vice
                                                                           President of the DFA Entities and Dimensional
                                                                           Fund Advisors Canada ULC. Director and Chief
                                                                           Investment Officer (since December 2012) of
                                                                           Dimensional Japan Ltd.
-----------------------------------------------------------------------------------------------------------------------------

/1/ Each Trustee/Director holds office for an indefinite term until his or her successor is elected and qualified.

/2/ Each Trustee/Director is a director or trustee of each of the four registered investment companies within the DFA Fund Complex, which includes DFAIDG, DIG; DFAITC and DEM. Each disinterested Trustee/Director also serves on the Independent Review Committee of the Dimensional Funds, mutual funds registered in the provinces of Canada and managed by an affiliate of Dimensional Fund Advisors LP (the "Advisor"), Dimensional Fund Advisors Canada ULC.

* Interested Trustees/Directors are described as such because they are deemed to be "interested persons," as that term is defined under the Investment Company Act of 1940, as amended, due to their positions with the Advisor.

Officers

   Below is the name, year of birth, information regarding positions with the Funds and the principal occupation for each officer of the Funds. The address of each officer is 6300 Bee Cave Road, Building One, Austin, TX 78746. Each of the officers listed below holds the same office (except as otherwise noted) in the DFA Entities.

  Name and Year of                          Term of Office/1/ and
        Birth               Position        Length of Service             Principal Occupation During Past 5 Years
--------------------------------------------------------------------------------------------------------------------------
April A. Aandal        Vice President           Since 2008         Vice President of all the DFA Entities.
1963
--------------------------------------------------------------------------------------------------------------------------
Robyn G. Alcorta       Vice President           Since 2012         Vice President of all the DFA Entities. Formerly, Vice
1974                                                               President, Business Development at Capson
                                                                   Physicians Insurance Company (2010-2012); Vice
                                                                   President at Charles Schwab (2007-2010).
--------------------------------------------------------------------------------------------------------------------------
Darryl D. Avery        Vice President           Since 2005         Vice President of all the DFA Entities.
1966
--------------------------------------------------------------------------------------------------------------------------
Arthur H. Barlow       Vice President           Since 1993         Vice President of all the DFA Entities. Director and
1955                                                               Managing Director of Dimensional Fund Advisors Ltd
                                                                   (since September 2013).
--------------------------------------------------------------------------------------------------------------------------
Peter Bergan           Vice President           Since 2014         Vice President of all the DFA Entities. Formerly,
1974                                                               Senior Infrastructure Manager for Dimensional Fund
                                                                   Advisors LP (January 2011-January 2014); Partner
                                                                   at Stonehouse Consulting (2010).
--------------------------------------------------------------------------------------------------------------------------
Lana Bergstein         Vice President           Since 2014         Vice President of all the DFA Entities. Formerly,
1974                                                               Client Service Manager for Dimensional Fund
                                                                   Advisors LP (February 2008-January 2014).
--------------------------------------------------------------------------------------------------------------------------
Stanley W. Black       Vice President           Since 2014         Vice President of all the DFA Entities. Formerly,
1970                                                               Senior Research Associate (January 2012-January
                                                                   2014) and Research Associate (2006-2011) for
                                                                   Dimensional Fund Advisors LP.
--------------------------------------------------------------------------------------------------------------------------
Aaron T. Borders       Vice President           Since 2014         Vice President of all the DFA Entities. Formerly,
1973                                                               Regional Director for Dimensional Fund Advisors LP
                                                                   (April 2008-January 2014).
--------------------------------------------------------------------------------------------------------------------------
Scott A. Bosworth      Vice President           Since 2007         Vice President of all the DFA Entities.
1968
--------------------------------------------------------------------------------------------------------------------------
Valerie A. Brown       Vice President and       Since 2001         Vice President and Assistant Secretary of all the
1967                   Assistant Secretary                         DFA Entities, DFA Australia Limited, Dimensional
                                                                   Fund Advisors Ltd., Dimensional Cayman
                                                                   Commodity Fund I Ltd., Dimensional Fund Advisors
                                                                   Pte. and Dimensional Hong Kong Limited. Director,
                                                                   Vice President and Assistant Secretary of
                                                                   Dimensional Fund Advisors Canada ULC.
--------------------------------------------------------------------------------------------------------------------------
David P. Butler        Vice President           Since 2007         Vice President of all the DFA Entities. Head of
1964                                                               Global Financial Services for Dimensional Fund
                                                                   Advisors LP (since 2008).
--------------------------------------------------------------------------------------------------------------------------
Douglas M. Byrkit      Vice President           Since 2012         Vice President of all the DFA Entities. Formerly,
1970                                                               Regional Director for Dimensional Fund Advisors LP
                                                                   (December 2010-January 2012); Regional Director
                                                                   at Russell Investments (April 2006-December 2010).
--------------------------------------------------------------------------------------------------------------------------
Hunt M. Cairns         Vice President           Since 2014         Vice President of all the DFA Entities. Formerly,
1973                                                               Regional Director (January 2010-January 2014) and
                                                                   Senior Associate (July 2008-December 2009) for
                                                                   Dimensional Fund Advisors LP.
--------------------------------------------------------------------------------------------------------------------------
Dennis M. Chamberlain  Vice President           Since 2015         Vice President of all the DFA Entities. Formerly,
1972                                                               Regional Director (January 2012-January 2015) for
                                                                   Dimensional Fund Advisors LP; Principal for
                                                                   Chamberlain Financial Group (October 2010-
                                                                   December 2011); Wealth Management Consultant
                                                                   for Saybrus Partners (May 2008-October 2010).
--------------------------------------------------------------------------------------------------------------------------
Ryan J. Chaplinski     Vice President           Since 2015         Vice President of all the DFA Entities. Formerly,
1971                                                               Regional Director (June 2011-January 2015) for
                                                                   Dimensional Fund Advisors LP; Sales Executive for
                                                                   Vanguard (2004-June 2011).
--------------------------------------------------------------------------------------------------------------------------

   Name and Year of                         Term of Office/1/ and
        Birth                Position       Length of Service            Principal Occupation During Past 5 Years
-------------------------------------------------------------------------------------------------------------------------
James G. Charles        Vice President          Since 2011         Vice President of all the DFA Entities. Formerly,
1956                                                               Regional Director for Dimensional Fund Advisors LP
                                                                   (2008-2010).
-------------------------------------------------------------------------------------------------------------------------
Joseph H. Chi           Vice President          Since 2009         Vice President of all the DFA Entities. Co-Head of
1966                                                               Portfolio Management (since March 2012) and
                                                                   Senior Portfolio Manager (since January 2012) for
                                                                   Dimensional Fund Advisors LP. Formerly, Portfolio
                                                                   Manager for Dimensional Fund Advisors LP
                                                                   (October 2005 to January 2012).
-------------------------------------------------------------------------------------------------------------------------
Pil Sun Choi            Vice President          Since 2014         Vice President of all the DFA Entities. Formerly,
1972                                                               Counsel for Dimensional Fund Advisors LP (April
                                                                   2012-January 2014); Vice President and Counsel for
                                                                   AllianceBernstein L.P. (2006-2012).
-------------------------------------------------------------------------------------------------------------------------
Stephen A. Clark        Vice President          Since 2004         Vice President of all the DFA Entities, DFA Australia
1972                                                               Limited and Dimensional Fund Advisors Canada
                                                                   ULC. Head of Global Institutional Services for
                                                                   Dimensional Fund Advisors LP (since January
                                                                   2014). Formerly, Head of Institutional, North America
                                                                   (March 2012 to December 2013) and Head of
                                                                   Portfolio Management (January 2006 to March 2012)
                                                                   for Dimensional Fund Advisors LP.
-------------------------------------------------------------------------------------------------------------------------
Matt B. Cobb            Vice President          Since 2013         Vice President of all the DFA Entities. Formerly,
1971                                                               Regional Director for Dimensional Fund Advisors LP
                                                                   (September 2011-March 2013); Vice President at
                                                                   MullinTBG (2005-2011).
-------------------------------------------------------------------------------------------------------------------------
Rose C. Cooke           Vice President          Since 2014         Vice President of all the DFA Entities. Formerly,
1971                                                               Regional Director for Dimensional Fund Advisors LP
                                                                   (August 2010-March 2014); Vice President, Sales
                                                                   and Business Development at AdvisorsIG (PPMG)
                                                                   (2009-2010); Vice President at Credit Suisse
                                                                   (2007-2009).
-------------------------------------------------------------------------------------------------------------------------
Ryan Cooper             Vice President          Since 2013         Vice President of all the DFA Entities. Formerly,
1979                                                               Regional Director for Dimensional Fund Advisors LP
                                                                   (2003-March 2014).
-------------------------------------------------------------------------------------------------------------------------
Jeffrey D. Cornell      Vice President          Since 2012         Vice President of all the DFA Entities. Formerly,
1976                                                               Regional Director for Dimensional Fund Advisors LP
                                                                   (August 2002-January 2012).
-------------------------------------------------------------------------------------------------------------------------
Robert P. Cornell       Vice President          Since 2007         Vice President of all the DFA Entities.
1949
-------------------------------------------------------------------------------------------------------------------------
George H. Crane         Vice President          Since 2010         Vice President of all the DFA Entities. Formerly,
1955                                                               Senior Vice President and Managing Director at
                                                                   State Street Bank & Trust Company (2007-2008).
-------------------------------------------------------------------------------------------------------------------------
Christopher S. Crossan  Vice President and      Since 2004         Vice President and Global Chief Compliance Officer
1965                    Global Chief                               of all the DFA Entities, DFA Australia Limited and
                        Compliance Officer                         Dimensional Fund Advisors Ltd. Vice President,
                                                                   Chief Compliance Officer and Chief Privacy Officer
                                                                   of Dimensional Fund Advisors Canada ULC.
                                                                   Formerly, Vice President and Global Chief
                                                                   Compliance Officer for Dimensional SmartNest (US)
                                                                   LLC (October 2010-2014).
-------------------------------------------------------------------------------------------------------------------------
John Dashtara           Vice President          Since 2015         Vice President of all the DFA Entities. Formerly,
1980                                                               Regional Director (July 2013-January 2015) for
                                                                   Dimensional Fund Advisors LP; Relationship
                                                                   Manager for Blackrock, Inc. (July 2011-July 2013);
                                                                   Vice President for Towers Watson (formerly,
                                                                   WellsCanning) (June 2009-July 2011).
-------------------------------------------------------------------------------------------------------------------------
James L. Davis          Vice President          Since 1999         Vice President of all the DFA Entities.
1956
-------------------------------------------------------------------------------------------------------------------------
Robert T. Deere         Vice President          Since 1994         Vice President of all the DFA Entities, DFA Australia
1957                                                               Limited and Dimensional Fund Advisors Canada
                                                                   ULC.
-------------------------------------------------------------------------------------------------------------------------

  Name and Year of                          Term of Office/1/ and
        Birth               Position        Length of Service             Principal Occupation During Past 5 Years
--------------------------------------------------------------------------------------------------------------------------
Johnathon K. DeKinder  Vice President           Since 2014         Vice President of all the DFA Entities. Formerly,
1979                                                               Regional Director (January 2012-January 2014) and
                                                                   Senior Associate (August 2010-December 2011) for
                                                                   Dimensional Fund Advisors LP; MBA and MPA at
                                                                   the University of Texas at Austin (August 2007-
                                                                   May 2010).
--------------------------------------------------------------------------------------------------------------------------
Mark J. Dennis         Vice President           Since 2015         Vice President of all DFA Entities. Formerly,
1976                                                               Regional Director (May 2011-January 2015) for
                                                                   Dimensional Fund Advisors LP; Vice President,
                                                                   Portfolio Specialist (January 2007-May 2011) for
                                                                   Morgan Stanley Investment Management.
--------------------------------------------------------------------------------------------------------------------------
Massimiliano DeSantis  Vice President           Since 2015         Vice President of all DFA Entities. Formerly, Senior
1971                                                               Associate, Research (November 2012-January
                                                                   2015) for Dimensional Fund Advisors LP; Senior
                                                                   Consultant, NERA Economic Consulting, New York
                                                                   (May 2010-November 2012).
--------------------------------------------------------------------------------------------------------------------------
Peter F. Dillard       Vice President           Since 2010         Vice President of all the DFA Entities. Formerly,
1972                                                               Research Associate (August 2008-March 2010) and
                                                                   Research Assistant (April 2006-August 2008) for
                                                                   Dimensional Fund Advisors LP.
--------------------------------------------------------------------------------------------------------------------------
Robert W. Dintzner     Vice President           Since 2001         Vice President of all the DFA Entities.
1970
--------------------------------------------------------------------------------------------------------------------------
Karen M. Dolan         Vice President           Since 2014         Vice President of all the DFA Entities. Head of
1979                                                               Marketing for Dimensional Fund Advisors LP (since
                                                                   February 2013). Formerly, Senior Manager of
                                                                   Research and Marketing for Dimensional Fund
                                                                   Advisors LP (June 2012-January 2013); Director of
                                                                   Mutual Fund Analysis at Morningstar (January 2008-
                                                                   May 2012).
--------------------------------------------------------------------------------------------------------------------------
L. Todd Erskine        Vice President           Since 2015         Vice President of all DFA Entities. Formerly,
1959                                                               Regional Director (May 2008-January 2015) for
                                                                   Dimensional Fund Advisors LP.
--------------------------------------------------------------------------------------------------------------------------
Richard A. Eustice     Vice President and       Since 1998         Vice President and Assistant Secretary of all the
1965                   Assistant Secretary                         DFA Entities and DFA Australia Limited. Chief
                                                                   Operating Officer for Dimensional Fund Advisors
                                                                   Pte. Ltd. (since April 2013). Formerly, Chief
                                                                   Operating Officer for Dimensional Fund Advisors Ltd.
                                                                   (July 2008-March 2013).
--------------------------------------------------------------------------------------------------------------------------
Gretchen A. Flicker    Vice President           Since 2004         Vice President of all the DFA Entities.
1971
--------------------------------------------------------------------------------------------------------------------------
Jed S. Fogdall         Vice President           Since 2008         Vice President of all the DFA Entities. Co-Head of
1974                                                               Portfolio Management (since March 2012) and
                                                                   Senior Portfolio Manager (since January 2012) of
                                                                   Dimensional Fund Advisors LP. Formerly, Portfolio
                                                                   Manager of Dimensional Fund Advisors LP
                                                                   (September 2004-January 2012).
--------------------------------------------------------------------------------------------------------------------------
Edward A. Foley        Vice President           Since 2014         Vice President of all the DFA Entities. Formerly,
1976                                                               Regional Director for Dimensional Fund Advisors LP
                                                                   (August 2011-January 2014); Senior Vice President
                                                                   of First Trust Advisors L.P. (2007-July 2011).
--------------------------------------------------------------------------------------------------------------------------
Deborah J.G. Foster    Vice President           Since 2015         Vice President of all the DFA Entities. Formerly,
1959                                                               Senior Associate (May 2011-January 2015) and
                                                                   Marketing Officer (April 2002-April 2011) for
                                                                   Dimensional Fund Advisors LP.
--------------------------------------------------------------------------------------------------------------------------
Jeremy P. Freeman      Vice President           Since 2009         Vice President of all the DFA Entities.
1970
--------------------------------------------------------------------------------------------------------------------------
Kimberly A. Ginsburg   Vice President           Since 2015         Vice President of all the DFA Entities. Formerly, Vice
1970                                                               President for Dimensional SmartNest (US) LLC
                                                                   (January 2012-November 2014); Senior Vice
                                                                   President for Morningstar (July 2004-July 2011).
--------------------------------------------------------------------------------------------------------------------------
Mark R. Gochnour       Vice President           Since 2007         Vice President of all the DFA Entities.
1967
--------------------------------------------------------------------------------------------------------------------------

 Name and Year of                       Term of Office/1/ and
      Birth              Position       Length of Service             Principal Occupation During Past 5 Years
----------------------------------------------------------------------------------------------------------------------
Tom M. Goodrum      Vice President          Since 2012         Vice President of all the DFA Entities. Formerly,
1968                                                           Managing Director at BlackRock (2004-January 2012).
----------------------------------------------------------------------------------------------------------------------
Henry F. Gray       Vice President          Since 2000         Vice President of all the DFA Entities.
1967
----------------------------------------------------------------------------------------------------------------------
John T. Gray        Vice President          Since 2007         Vice President of all the DFA Entities.
1974
----------------------------------------------------------------------------------------------------------------------
Christian Gunther   Vice President          Since 2011         Vice President of all the DFA Entities. Senior Trader
1975                                                           for Dimensional Fund Advisors LP (since 2012).
                                                               Formerly, Senior Trader (2009-2012).
----------------------------------------------------------------------------------------------------------------------
Robert W. Hawkins   Vice President          Since 2014         Vice President of all the DFA Entities. Formerly,
1974                                                           Counsel for Dimensional Fund Advisors LP (January
                                                               2011-January 2014); Vice President and Senior
                                                               Counsel for State Street Global Advisors (November
                                                               2008-January 2011).
----------------------------------------------------------------------------------------------------------------------
Joel H. Hefner      Vice President          Since 2007         Vice President of all the DFA Entities.
1967
----------------------------------------------------------------------------------------------------------------------
Kevin B. Hight      Vice President          Since 2005         Vice President of all the DFA Entities.
1967
----------------------------------------------------------------------------------------------------------------------
Gregory K. Hinkle   Vice President and      Since 2015         Vice President and Controller of all the DFA Entities.
1958                Controller                                 Formerly, Vice President of T. Rowe Price Group,
                                                               Inc. and Director of Investment Treasury and
                                                               Treasurer of the T. Rowe Price Funds (March 2008-
                                                               July 2015).
----------------------------------------------------------------------------------------------------------------------
Christine W. Ho     Vice President          Since 2004         Vice President of all the DFA Entities.
1967
----------------------------------------------------------------------------------------------------------------------
Michael C. Horvath  Vice President          Since 2011         Vice President of all the DFA Entities. Formerly,
1960                                                           Managing Director, Co-Head Global Consultant
                                                               Relations at BlackRock (2004-2011).
----------------------------------------------------------------------------------------------------------------------
Mark A. Hunter      Vice President          Since 2015         Vice President of all the DFA Entities. Formerly,
1971                                                           Senior Compliance Officer (November 2010-January
                                                               2015) for Dimensional Fund Advisors LP; Senior
                                                               Compliance Manager for Janus Capital Group, Inc.
                                                               (March 2004-November 2010).
----------------------------------------------------------------------------------------------------------------------
Jeff J. Jeon        Vice President          Since 2004         Vice President of all the DFA Entities and
1973                                                           Dimensional Cayman Commodity Fund I Ltd.
----------------------------------------------------------------------------------------------------------------------
Garret D. Jones     Vice President          Since 2014         Vice President of all the DFA Entities. Formerly,
1971                                                           Manager of Sales and Marketing Systems (January
                                                               2011-January 2014) and Project Manager (2007-
                                                               2010) for Dimensional Fund Advisors LP.
----------------------------------------------------------------------------------------------------------------------
Stephen W. Jones    Vice President          Since 2012         Vice President of all the DFA Entities. Formerly,
1968                                                           Facilities Manager for Dimensional Fund Advisors
                                                               LP (October 2008-January 2012).
----------------------------------------------------------------------------------------------------------------------
Scott P. Kaup       Vice President          Since 2015         Vice President of all the DFA Entities. Formerly,
1975                                                           Senior Manager, Investment Operations (January
                                                               2014-January 2015) and Investment Operations
                                                               Manager (May 2008-January 2014) for Dimensional
                                                               Fund Advisors LP.
----------------------------------------------------------------------------------------------------------------------
David M. Kavanaugh  Vice President          Since 2014         Vice President of all the DFA Entities. Head of
1978                                                           Operations for Financial Advisor Services for
                                                               Dimensional Fund Advisors LP (since July 2014).
                                                               Formerly, Counsel of Dimensional Fund Advisors LP
                                                               (August 2011-January 2014); Associate at Andrews
                                                               Kurth LLP (2006-2011).
----------------------------------------------------------------------------------------------------------------------

 Name and Year of                    Term of Office/1/ and
       Birth            Position     Length of Service              Principal Occupation During Past 5 Years
---------------------------------------------------------------------------------------------------------------------
Patrick M. Keating   Vice President      Since 2003         Vice President of DFAIDG, DIG, DFAITC, DEM,
1954                                                        Dimensional Holdings Inc., Dimensional Fund
                                                            Advisors LP. Formerly, Vice President of DFA
                                                            Securities LLC, Dimensional Cayman Commodity
                                                            Fund I Ltd. and Dimensional Advisors Ltd (until
                                                            February 2015); Chief Operating Officer of
                                                            Dimensional Holdings Inc., DFA Securities LLC,
                                                            Dimensional Fund Advisors LP, Dimensional
                                                            Cayman Commodity Fund I Ltd., Dimensional
                                                            Advisors Ltd. and Dimensional Fund Advisors Pte.
                                                            Ltd. (until February 2015); Director, Vice President,
                                                            and Chief Privacy Officer of Dimensional Fund
                                                            Advisors Canada ULC (until February 2015); Director
                                                            of DFA Australia Limited, Dimensional Fund
                                                            Advisors Ltd. and Dimensional Advisors Ltd. (until
                                                            February 2015); Director and Vice President of
                                                            Dimensional Hong Kong Limited and Dimensional
                                                            Fund Advisors Pte. Ltd. (until February 2015); and
                                                            Director, Vice President and Chief Operating Officer
                                                            of Dimensional Japan Ltd. (until May 2015).
---------------------------------------------------------------------------------------------------------------------
Andrew K. Keiper     Vice President      Since 2013         Vice President of all the DFA Entities. Formerly,
1977                                                        Regional Director for Dimensional Fund Advisors LP
                                                            (October 2004-January 2013).
---------------------------------------------------------------------------------------------------------------------
Glenn E. Kemp        Vice President      Since 2012         Vice President of all the DFA Entities. Formerly,
1948                                                        Regional Director for Dimensional Fund Advisors LP
                                                            (April 2006-January 2012).
---------------------------------------------------------------------------------------------------------------------
David M. Kershner    Vice President      Since 2010         Vice President of all the DFA Entities. Portfolio
1971                                                        Manager for Dimensional Fund Advisors LP (since
                                                            June 2004).
---------------------------------------------------------------------------------------------------------------------
Kimberly L. Kiser    Vice President      Since 2014         Vice President of all the DFA Entities. Formerly,
1972                                                        Creative Director for Dimensional Fund Advisors LP
                                                            (September 2012-January 2014); Vice President and
                                                            Global Creative Director at Morgan Stanley (2007-
                                                            2012); Visiting Assistant Professor, Graduate
                                                            Communications Design at Pratt Institute (2004-
                                                            2012).
---------------------------------------------------------------------------------------------------------------------
Timothy R. Kohn      Vice President      Since 2011         Vice President of all the DFA Entities. Head of
1971                                                        Defined Contribution Sales for Dimensional Fund
                                                            Advisors LP (since August 2010).
---------------------------------------------------------------------------------------------------------------------
Joseph F. Kolerich   Vice President      Since 2004         Vice President of all the DFA Entities. Senior
1971                                                        Portfolio Manager of Dimensional Fund Advisors LP
                                                            (since January 2012). Formerly, Portfolio Manager
                                                            for Dimensional (April 2001-January 2012).
---------------------------------------------------------------------------------------------------------------------
Mark D. Krasniewski  Vice President      Since 2013         Vice President of all the DFA Entities. Formerly,
1981                                                        Senior Associate, Investment Analytics and Data
                                                            (January 2012-December 2012) and Systems
                                                            Developer (June 2007-December 2011) for
                                                            Dimensional Fund Advisors LP.
---------------------------------------------------------------------------------------------------------------------
Kahne L. Krause      Vice President      Since 2014         Vice President of all the DFA Entities. Formerly,
1966                                                        Regional Director (May 2010-January 2014) for
                                                            Dimensional Fund Advisors LP.
---------------------------------------------------------------------------------------------------------------------
Stephen W. Kurad     Vice President      Since 2011         Vice President of all the DFA Entities. Formerly,
1968                                                        Regional Director for Dimensional Fund Advisors LP
                                                            (2007-2010).
---------------------------------------------------------------------------------------------------------------------
Michael F. Lane      Vice President      Since 2004         Vice President of all the DFA Entities. Formerly,
1967                                                        Chief Executive Officer for Dimensional SmartNest
                                                            (US) LLC (July 2012-November 2014).
---------------------------------------------------------------------------------------------------------------------
Francis R. Lao       Vice President      Since 2011         Vice President of all the DFA Entities. Formerly, Vice
1969                                                        President-Global Operations at Janus Capital Group
                                                            (2005-2011).
---------------------------------------------------------------------------------------------------------------------
David F. LaRusso     Vice President      Since 2013         Vice President of all the DFA Entities. Formerly, Senior
1978                                                        Trader (January 2010-December 2012) and Trader
                                                            (2000-2009) for Dimensional Fund Advisors LP.
---------------------------------------------------------------------------------------------------------------------

Name and Year of                          Term of Office/1/ and
      Birth              Position         Length of Service            Principal Occupation During Past 5 Years
-----------------------------------------------------------------------------------------------------------------------
Juliet H. Lee      Vice President             Since 2005         Vice President of all the DFA Entities.
1971
-----------------------------------------------------------------------------------------------------------------------
Marlena I. Lee     Vice President             Since 2011         Vice President of all the DFA Entities. Formerly,
1980                                                             Research Associate for Dimensional Fund Advisors
                                                                 LP (July 2008-2010).
-----------------------------------------------------------------------------------------------------------------------
Paul A. Lehman     Vice President             Since 2015         Vice President of all the DFA Entities. Formerly,
1971                                                             Regional Director (July 2013-January 2015) for
                                                                 Dimensional Fund Advisors LP; Chief Investment
                                                                 Officer (April 2005-April 2013) for First Citizens
                                                                 Bancorporation.
-----------------------------------------------------------------------------------------------------------------------
John B. Lessley    Vice President             Since 2013         Vice President of all the DFA Entities. Formerly,
1960                                                             Regional Director for Dimensional Fund Advisors LP
                                                                 (January 2008-January 2013).
-----------------------------------------------------------------------------------------------------------------------
Joy L. Lopez       Vice President             Since 2015         Vice President of all the DFA Entities. Formerly,
1971                                                             Senior Tax Manager (February 2013-January 2015)
                                                                 for Dimensional Fund Advisors LP; Vice President
                                                                 and Tax Manager, North America (August 2006-April
                                                                 2012) for Pacific Investment Management Company.
-----------------------------------------------------------------------------------------------------------------------
Apollo D. Lupescu  Vice President             Since 2009         Vice President of all the DFA Entities.
1969
-----------------------------------------------------------------------------------------------------------------------
Timothy P. Luyet   Vice President             Since 2015         Vice President of all the DFA Entities. Formerly,
1972                                                             Senior Manager, Marketing Operations (January
                                                                 2014-January 2015), Manager, Client Systems
                                                                 (October 2011-January 2014) and RFP Manager
                                                                 (April 2010-October 2011) for Dimensional Fund
                                                                 Advisors LP.
-----------------------------------------------------------------------------------------------------------------------
Peter Magnusson    Vice President             Since 2014         Vice President of all the DFA Entities. Formerly,
1969                                                             Regional Director for Dimensional Fund Advisors LP
                                                                 (January 2011-January 2014); Vice President at
                                                                 Columbia Management (2004-2010).
-----------------------------------------------------------------------------------------------------------------------
Kenneth M. Manell  Vice President             Since 2010         Vice President of all the DFA Entities and
1972                                                             Dimensional Cayman Commodity Fund I Ltd.
                                                                 Formerly, Counsel for Dimensional Fund Advisors
                                                                 LP (September 2006-January 2010).
-----------------------------------------------------------------------------------------------------------------------
Aaron M. Marcus    Vice President             Since 2008         Vice President of all DFA Entities and Head of
1970                                                             Global Human Resources for Dimensional Fund
                                                                 Advisors LP.
-----------------------------------------------------------------------------------------------------------------------
David R. Martin    Vice President, Chief      Since 2007         Vice President, Chief Financial Officer and Treasurer
1956               Financial Officer and                         of all the DFA Entities and Dimensional Cayman
                   Treasurer                                     Commodity Fund I Ltd. Director, Vice President, Chief
                                                                 Financial Officer and Treasurer of Dimensional Fund
                                                                 Advisors Ltd., DFA Australia Limited, Dimensional
                                                                 Advisors Pte. Ltd., Dimensional Hong Kong Limited,
                                                                 and Dimensional Fund Advisors Canada ULC,
                                                                 Director of Dimensional Funds plc and Dimensional
                                                                 Funds II plc. Statutory Auditor of Dimensional Japan
                                                                 Ltd. Formerly, Chief Financial Officer, Treasurer and
                                                                 Vice President of Dimensional SmartNest (US) LLC
                                                                 (October 2010-November 2014).
-----------------------------------------------------------------------------------------------------------------------
Duane R. Mattson   Vice President             Since 2015         Vice President of all the DFA Entities. Formerly,
1965                                                             Senior Compliance Officer (May 2012-January 2015)
                                                                 for Dimensional Fund Advisors LP; Chief
                                                                 Compliance Officer (April 2010-April 2012) for Al
                                                                 Frank Asset Management.
-----------------------------------------------------------------------------------------------------------------------
Bryan R. McClune   Vice President             Since 2014         Vice President of all the DFA Entities. Formerly,
1975                                                             Regional Director of Dimensional Fund Advisors LP
                                                                 (January 2009-January 2014).
-----------------------------------------------------------------------------------------------------------------------
Philip P. McInnis  Vice President             Since 2014         Vice President of all the DFA Entities. Formerly,
1984                                                             Regional Director (January 2009-January 2014) and
                                                                 Senior Associate (2011) for Dimensional Fund
                                                                 Advisors LP; Investment Consultant (March 2010-
                                                                 December 2010) and Investment Analyst (December
                                                                 2007-March 2010) at Towers Watson.
-----------------------------------------------------------------------------------------------------------------------

 Name and Year of                             Term of Office/1/ and
       Birth               Position            Length of Service             Principal Occupation During Past 5 Years
-----------------------------------------------------------------------------------------------------------------------------
Travis A. Meldau     Vice President         Since 2015                 Vice President of all the DFA Entities. Portfolio
1981                                                                   Manager (since September 2011) for Dimensional
                                                                       Fund Advisors LP. Formerly, Portfolio Manager for
                                                                       Wells Capital Management (October 2004-
                                                                       September 2011).
-----------------------------------------------------------------------------------------------------------------------------
Jonathan G. Nelson   Vice President         Since 2013                 Vice President of all the DFA Entities. Formerly,
1971                                                                   Manager, Investment Systems (2011-January 2013)
                                                                       and Project Manager (2007-2010) for Dimensional
                                                                       Fund Advisors LP.
-----------------------------------------------------------------------------------------------------------------------------
Catherine L. Newell  Vice President and     Vice President since 1997  Vice President and Secretary of all the DFA Entities.
1964                 Secretary              and Secretary since 2000   Director, Vice President and Secretary of DFA
                                                                       Australia Limited and Dimensional Fund Advisors
                                                                       Ltd. (since February 2002, April 1997, and May
                                                                       2002, respectively). Vice President and Secretary of
                                                                       Dimensional Fund Advisors Canada ULC (since
                                                                       June 2003), Dimensional Cayman Commodity Fund I
                                                                       Ltd., Dimensional Japan Ltd (since February 2012),
                                                                       Dimensional Advisors Ltd (since March 2012),
                                                                       Dimensional Fund Advisors Pte. Ltd. (since June
                                                                       2012). Director of Dimensional Funds plc and
                                                                       Dimensional Funds II plc (since 2002 and 2006,
                                                                       respectively). Director of Dimensional Japan Ltd.,
                                                                       Dimensional Advisors Ltd., Dimensional Fund
                                                                       Advisors Pte. Ltd. and Dimensional Hong Kong
                                                                       Limited (since August 2012 and July 2012).
                                                                       Formerly, Vice President and Secretary of
                                                                       Dimensional SmartNest (US) LLC (October 2010-
                                                                       November 2014).
-----------------------------------------------------------------------------------------------------------------------------
John R. Nicholson    Vice President         Since 2015                 Vice President of all the DFA Entities. Formerly,
1977                                                                   Regional Director (June 2011-January 2015) for
                                                                       Dimensional Fund Advisors LP; Sales Executive for
                                                                       Vanguard (July 2008-May 2011).
-----------------------------------------------------------------------------------------------------------------------------
Pamela B. Noble      Vice President         Since 2011                 Vice President of all the DFA Entities. Formerly,
1964                                                                   Portfolio Manager for Dimensional Fund Advisors LP
                                                                       (2008-2010).
-----------------------------------------------------------------------------------------------------------------------------
Selwyn Notelovitz    Vice President and     Since 2013                 Vice President of all the DFA Entities. Deputy Chief
1961                 Deputy Chief                                      Compliance Officer of Dimensional Fund Advisors
                     Compliance Officer                                LP (since December 2012). Formerly, Chief
                                                                       Compliance Officer of Wellington Management
                                                                       Company, LLP (2004-2011).
-----------------------------------------------------------------------------------------------------------------------------
Carolyn L. O         Vice President         Since 2010                 Vice President of all the DFA Entities and
1974                                                                   Dimensional Cayman Commodity Fund I Ltd. Deputy
                                                                       General Counsel, Funds (since 2011). Formerly,
                                                                       Counsel for Dimensional Fund Advisors LP
                                                                       (2007-2010).
-----------------------------------------------------------------------------------------------------------------------------
Gerard K. O'Reilly   Vice President and Co- Vice President since 2007  Vice President and Co-Chief Investment Officer of all
1976                 Chief Investment       and Co-Chief Investment    the DFA Entities and Dimensional Fund Advisors
                     Officer                Officer since 2014         Canada ULC. Director of Dimensional Funds plc and
                                                                       Dimensional Fund II plc.
-----------------------------------------------------------------------------------------------------------------------------
Daniel C. Ong        Vice President         Since 2009                 Vice President of all the DFA Entities. Portfolio
1973                                                                   Manager for Dimensional Fund Advisors LP (since
                                                                       July 2005).
-----------------------------------------------------------------------------------------------------------------------------
Kyle K. Ozaki        Vice President         Since 2010                 Vice President of all the DFA Entities. Formerly,
1978                                                                   Senior Compliance Officer (January 2008-January
                                                                       2010) and Compliance Officer (February 2006-
                                                                       December 2007) for Dimensional Fund Advisors LP.
-----------------------------------------------------------------------------------------------------------------------------
Matthew A. Pawlak    Vice President         Since 2013                 Vice President of all the DFA Entities. Formerly,
1977                                                                   Regional Director for Dimensional Fund Advisors LP
                                                                       (2012-January 2013); Senior Consultant (June 2011-
                                                                       December 2011) and Senior Investment Analyst and
                                                                       Consultant (July 2008-June 2011) at Hewitt
                                                                       EnnisKnupp.
-----------------------------------------------------------------------------------------------------------------------------

 Name and Year of                    Term of Office/1/ and
       Birth            Position     Length of Service             Principal Occupation During Past 5 Years
-------------------------------------------------------------------------------------------------------------------
Jeffrey L. Pierce    Vice President      Since 2015         Vice President of all the DFA Entities. Senior
1984                                                        Manager, Advisor Benchmarking (since January
                                                            2015) for Dimensional Fund Advisors LP. Formerly,
                                                            Manager, Advisor Benchmarking (April 2012-
                                                            December 2014) for Dimensional Fund Advisors LP;
                                                            Senior Manager, Research and Consulting (October
                                                            2010-April 2012) for Crain Communications Inc.;
                                                            Senior Manager, Revenue Planning and Strategy
                                                            (April 2007-October 2010) for T-Mobile.
-------------------------------------------------------------------------------------------------------------------
Olivian T. Pitis     Vice President      Since 2015         Vice President of all the DFA Entities. Formerly,
1974                                                        Regional Director (May 2011-January 2015) for
                                                            Dimensional Fund Advisors LP; Investment
                                                            Counselor/Regional Director for Halbert Hargrove
                                                            (2008-May 2011).
-------------------------------------------------------------------------------------------------------------------
Brian P. Pitre       Vice President      Since 2015         Vice President of all the DFA Entities. Counsel for
1976                                                        Dimensional Fund Advisors LP (since February
                                                            2015). Formerly, Chief Financial Officer and General
                                                            Counsel for Relentless (March 2014-January 2015);
                                                            Vice President of all the DFA Entities (January 2013-
                                                            March 2014); Counsel for Dimensional Fund
                                                            Advisors LP (January 2009-March 2014).
-------------------------------------------------------------------------------------------------------------------
David A. Plecha      Vice President      Since 1993         Vice President of all the DFA Entities, DFA Australia
1961                                                        Limited, Dimensional Fund Advisors Ltd. and
                                                            Dimensional Fund Advisors Canada ULC.
-------------------------------------------------------------------------------------------------------------------
Allen Pu             Vice President      Since 2011         Vice President of all the DFA Entities. Senior
1970                                                        Portfolio Manager for Dimensional Fund Advisors LP
                                                            (since January 2015). Formerly, Portfolio Manager
                                                            for Dimensional Fund Advisors LP (2006-January
                                                            2015).
-------------------------------------------------------------------------------------------------------------------
David J. Rapozo      Vice President      Since 2014         Vice President of all the DFA Entities. Formerly,
1967                                                        Regional Director for Dimensional Fund Advisors LP
                                                            (January 2011-January 2014); Vice President at
                                                            BlackRock (2009-2010).
-------------------------------------------------------------------------------------------------------------------
Mark A. Regier       Vice President      Since 2013         Vice President of all the DFA Entities. Formerly,
1969                                                        Planning and Analysis Manager for Dimensional
                                                            Fund Advisors LP (July 2007-January 2014).
-------------------------------------------------------------------------------------------------------------------
Cory T. Riedberger   Vice President      Since 2015         Vice President of all the DFA Entities. Formerly,
1979                                                        Regional Director (March 2011-January 2015) for
                                                            Dimensional Fund Advisors LP; Regional Vice
                                                            President (2003-March 2011) for Invesco
                                                            PowerShares.
-------------------------------------------------------------------------------------------------------------------
Savina B. Rizova     Vice President      Since 2012         Vice President of all the DFA Entities. Formerly,
1981                                                        Research Associate (June 2011-January 2012) for
                                                            Dimensional Fund Advisors LP.
-------------------------------------------------------------------------------------------------------------------
Michael F. Rocque    Vice President      Since 2015         Vice President of all the DFA Entities. Formerly,
1968                                                        Senior Fund Accounting Manager (July 2013-
                                                            January 2015) for Dimensional Fund Advisors LP;
                                                            Senior Financial Consultant and Chief Accounting
                                                            Officer (July 2002-July 2013) for MFS Investment
                                                            Management.
-------------------------------------------------------------------------------------------------------------------
L. Jacobo Rodriguez  Vice President      Since 2005         Vice President of all the DFA Entities.
1971
-------------------------------------------------------------------------------------------------------------------
Austin S. Rosenthal  Vice President      Since 2015         Vice President of all the DFA Entities. Formerly, Vice
1978                                                        President for Dimensional SmartNest (US) LLC
                                                            (September 2010-November 2014).
-------------------------------------------------------------------------------------------------------------------
Oliver J. Rowe       Vice President      Since 2014         Vice President of all the DFA Entities. Formerly,
1960                                                        Senior Manager, Human Resources for Dimensional
                                                            Fund Advisors LP (January 2012-January 2014);
                                                            Director of Human Resources at Spansion, Inc.
                                                            (March 2009-December 2011).
-------------------------------------------------------------------------------------------------------------------

 Name and Year of                    Term of Office/1/ and
       Birth            Position     Length of Service           Principal Occupation During Past 5 Years
---------------------------------------------------------------------------------------------------------------
Joseph S. Ruzicka    Vice President      Since 2015         Vice President of all the DFA Entities. Formerly,
1987                                                        Manager Investment Analytics and Data (January
                                                            2014-January 2015), Senior Associate, Investment
                                                            Analytics and Data (January 2013-January 2014),
                                                            Associate, Investment Analytics and Data (January
                                                            2012-January 2013), and Investment Data Analyst
                                                            (April 2010-January 2012) for Dimensional Fund
                                                            Advisors LP.
---------------------------------------------------------------------------------------------------------------
Julie A. Saft        Vice President      Since 2010         Vice President of all the DFA Entities. Formerly,
1959                                                        Client Systems Manager for Dimensional Fund
                                                            Advisors LP (July 2008-January 2010); Senior
                                                            Manager at Vanguard (November 1997-July 2008).
---------------------------------------------------------------------------------------------------------------
Joel P. Schneider    Vice President      Since 2015         Vice President of all the DFA Entities. Portfolio
1980                                                        Manager (since 2013) for Dimensional Fund
                                                            Advisors LP. Formerly, Investment Associate (April
                                                            2011-January 2013) for Dimensional Fund Advisors
                                                            LP; Associate Consultant for ZS Associates (April
                                                            2008-November 2010).
---------------------------------------------------------------------------------------------------------------
Ashish Shrestha      Vice President      Since 2015         Vice President of all the DFA Entities. Formerly,
1978                                                        Regional Director (September 2009-January 2015)
                                                            and Senior Associate (September 2008-September
                                                            2009) for Dimensional Fund Advisors LP.
---------------------------------------------------------------------------------------------------------------
Bruce A. Simmons     Vice President      Since 2009         Vice President of all the DFA Entities. Formerly,
1965                                                        Investment Operations Manager for Dimensional
                                                            Fund Advisors LP (May 2007-January 2009).
---------------------------------------------------------------------------------------------------------------
Ted R. Simpson       Vice President      Since 2007         Vice President of all the DFA Entities.
1968
---------------------------------------------------------------------------------------------------------------
Bhanu P. Singh       Vice President      Since 2014         Vice President of all the DFA Entities. Senior
1981                                                        Portfolio Manager for Dimensional Fund Advisors LP
                                                            (since January 2015). Formerly, Portfolio Manager
                                                            (January 2012-January 2015) and Investment
                                                            Associate for Dimensional Fund Advisors LP (August
                                                            2010-December 2011).
---------------------------------------------------------------------------------------------------------------
Bryce D. Skaff       Vice President      Since 2007         Vice President of all the DFA Entities.
1975
---------------------------------------------------------------------------------------------------------------
Lukas J. Smart       Vice President      Since 2014         Vice President of all the DFA Entities. Portfolio
1977                                                        Manager of Dimensional Fund Advisors LP (since
                                                            January 2010).
---------------------------------------------------------------------------------------------------------------
Andrew D. Smith      Vice President      Since 2011         Vice President of all the DFA Entities. Formerly,
1968                                                        Project Manager for Dimensional Fund Advisors LP
                                                            (2007-2010).
---------------------------------------------------------------------------------------------------------------
Grady M. Smith       Vice President      Since 2004         Vice President of all the DFA Entities and
1956                                                        Dimensional Fund Advisors Canada ULC.
---------------------------------------------------------------------------------------------------------------
Lawrence R. Spieth   Vice President      Since 2004         Vice President of all the DFA Entities.
1947
---------------------------------------------------------------------------------------------------------------
Richard H. Tatlow V  Vice President      Since 2013         Vice President of all the DFA Entities. Formerly,
1971                                                        Regional Director for Dimensional Fund Advisors LP
                                                            (April 2010-January 2013).
---------------------------------------------------------------------------------------------------------------
Blake T. Tatsuta     Vice President      Since 2013         Vice President of all the DFA Entities. Formerly,
1973                                                        Manager, Investment Analytics and Data (2012-
                                                            January 2013) and Research Assistant (2002-2011)
                                                            for Dimensional Fund Advisors LP.
---------------------------------------------------------------------------------------------------------------
Erik T. Totten       Vice President      Since 2013         Vice President of all the DFA Entities. Formerly,
1980                                                        Regional Director (2010-January 2013) and Senior
                                                            Associate (2007-2009) for Dimensional Fund
                                                            Advisors LP.
---------------------------------------------------------------------------------------------------------------
John H. Totten       Vice President      Since 2012         Vice President of all the DFA Entities. Formerly,
1978                                                        Regional Director for Dimensional Fund Advisors LP
                                                            (January 2008-January 2012).
---------------------------------------------------------------------------------------------------------------
Robert C. Trotter    Vice President      Since 2009         Vice President of all the DFA Entities.
1958
---------------------------------------------------------------------------------------------------------------

  Name and Year of                    Term of Office/1/ and
       Birth             Position     Length of Service            Principal Occupation During Past 5 Years
-------------------------------------------------------------------------------------------------------------------
Dave C. Twardowski    Vice President      Since 2015         Vice President of all the DFA Entities. Formerly,
1982                                                         Research Associate (June 2011-January 2015) for
                                                             Dimensional Fund Advisors LP; Research Assistant
                                                             at Dartmouth College (2009-2011).
-------------------------------------------------------------------------------------------------------------------
Karen E. Umland       Vice President      Since 1997         Vice President of all the DFA Entities, DFA Australia
1966                                                         Limited, Dimensional Fund Advisors Ltd., and
                                                             Dimensional Fund Advisors Canada ULC.
-------------------------------------------------------------------------------------------------------------------
Benjamin C. Walker    Vice President      Since 2014         Vice President of all the DFA Entities. Formerly,
1979                                                         Regional Director for Dimensional Fund Advisors LP
                                                             (September 2008-January 2014).
-------------------------------------------------------------------------------------------------------------------
Brian J. Walsh        Vice President      Since 2009         Vice President of all the DFA Entities. Portfolio
1970                                                         Manager for Dimensional Fund Advisors LP
                                                             (since 2004).
-------------------------------------------------------------------------------------------------------------------
Jessica Walton        Vice President      Since 2015         Vice President of all the DFA Entities. Formerly,
1974                                                         Regional Director (January 2012-January 2015) for
                                                             Dimensional Fund Advisors LP; Director of Marketing
                                                             and Investor Relations for Treaty Oak Capital
                                                             Management (July 2011-October 2011); Vice
                                                             President for Rockspring Capital (October 2010-July
                                                             2011); Program Director for RevEurope Payments
                                                             (November 2008-October 2010).
-------------------------------------------------------------------------------------------------------------------
Weston J. Wellington  Vice President      Since 1997         Vice President of all the DFA Entities.
1951
-------------------------------------------------------------------------------------------------------------------
Ryan J. Wiley         Vice President      Since 2007         Vice President of all the DFA Entities.
1976
-------------------------------------------------------------------------------------------------------------------
Stacey E. Winning     Vice President      Since 2015         Vice President of all the DFA Entities. Head of
1981                                                         Global Recruiting and Development (since June
                                                             2014) for Dimensional Fund Advisors LP. Formerly,
                                                             Senior Manager, Recruiting (December 2012-June
                                                             2014) for Dimensional Fund Advisors LP; Co-Head
                                                             of Global Recruiting (May 2009-November 2012) for
                                                             Two Sigma Investments.
-------------------------------------------------------------------------------------------------------------------
Paul E. Wise          Vice President      Since 2005         Vice President of all the DFA Entities.
1955
-------------------------------------------------------------------------------------------------------------------
Joseph L. Young       Vice President      Since 2011         Vice President of all the DFA Entities. Formerly,
1978                                                         Regional Director for Dimensional Fund Advisors LP
                                                             (2005-2010).
-------------------------------------------------------------------------------------------------------------------

/1/ Each officer holds office for an indefinite term at the pleasure of the Board of Directors and until his or her successor is elected and qualified.

                  VOTING PROXIES ON FUND PORTFOLIO SECURITIES

   A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available (1) without charge, upon request, by calling collect: (512) 306-7400; (2) from the Advisor's website at http://us.dimensional.com; and (3) on the SEC's website at http://www.sec.gov. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://us.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

                            NOTICE TO SHAREHOLDERS

                                  (Unaudited)

For shareholders that do not have an October 31, 2015 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2015 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year November 1, 2014 to October 31, 2015, each Portfolio is designating the following items with regard to distributions paid during the fiscal year. All designations are based on financial information available as of the date of this annual report and, accordingly are subject to change. For each item, it is the intention of the Portfolio to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

                                                                                                Qualifying
                                                                                                   For
                                            Net                                                 Corporate
                                        Investment    Short-Term     Long-Term                  Dividends   Qualifying  Foreign
                                          Income     Capital Gain  Capital Gain      Total       Received    Dividend     Tax
Dimensional Investment Group Inc.      Distributions Distributions Distributions Distributions Deduction(1) Income(2)  Credit(3)
---------------------------------      ------------- ------------- ------------- ------------- ------------ ---------- ---------
DFA International Value Portfolio III.      66%            1%           33%           100%         100%        100%        4%
U.S. Large Cap Value Portfolio III....      31%            1%           68%           100%         100%        100%       --
Tax-Managed U.S. Marketwide Value
 Portfolio II.........................      85%           --            15%           100%         100%        100%       --


                                                            Qualifying
                                        Foreign  Qualifying Short-Term
                                        Source    Interest   Capital
Dimensional Investment Group Inc.      Income(4) Income(5)   Gain(6)
---------------------------------      --------- ---------- ----------
DFA International Value Portfolio III.    100%      100%       100%
U.S. Large Cap Value Portfolio III....     --       100%       100%
Tax-Managed U.S. Marketwide Value
 Portfolio II.........................      5%      100%       100%

----------
(1)Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

(2)The percentage in this column represents the amount of "Qualifying Dividend Income" as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions). Please note that these percentages are designated only, refer to your 1099 for actual qualified dividend income.

(3)"Foreign Tax Credit" represents dividends which qualify for the foreign tax credit pass through and is reflected as a percentage of investment company taxable income.

(4)"Foreign Source Income" represents the portion of dividends derived from foreign sources, and is reflected as a percentage of investment company taxable income.

(5)The percentage in this column represents the amount of "Qualifying Interest Income" as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage ordinary income distributions (the total of short-term capital gain and net investment income distributions).

(6)The percentage in this column represents the amount of "Qualifying Short-Term Capital Gain" as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

                                                               DFA103115-008A
 [LOGO]                                                              00157603

[LOGO]

ANNUAL REPORT
year ended: October 31, 2015

Dimensional Investment Group Inc.
DFA International Value Portfolio IV
Emerging Markets Portfolio II

[LOGO]
Dimensional Fund Advisors
6300 Bee Cave Road, Building One
Austin, TX 78746

November 2015

Dear Fellow Shareholder,

Dimensional is built around a set of ideas that are bigger than our firm. Our point of view about market efficiency, our commitment to research, and our focus on implementation form the basis of our approach. We are fortunate to have found clients who are drawn to these ideas and the consistency we have shown to these principles over time.

Combining insights gained from research with effective implementation has been central to Dimensional's approach since our founding and will continue to be our focus.

Sincerely,

/s/ David G. Booth

David G. Booth
Chairman and Co-Chief Executive Officer

                       DIMENSIONAL INVESTMENT GROUP INC.

                                 ANNUAL REPORT

                               Table of Contents

                                                                    Page
                                                                    ----
        Letter to Shareholders
        Definitions of Abbreviations and Footnotes.................   1
        Dimensional Investment Group Inc.
           Performance Charts......................................   2
           Management's Discussion and Analysis....................   3
           Disclosure of Fund Expenses.............................   5
           Disclosure of Portfolio Holdings........................   7
           Schedules of Investments
               DFA International Value Portfolio IV................   8
               Emerging Markets Portfolio II.......................   8
           Statements of Assets and Liabilities....................   9
           Statements of Operations................................  10
           Statements of Changes in Net Assets.....................  11
           Financial Highlights....................................  12
           Notes to Financial Statements...........................  13
           Report of Independent Registered Public Accounting Firm.  18
           Results of the Shareholder Meeting......................  19
        The DFA Investment Trust Company
           Performance Charts......................................  22
           Management's Discussion and Analysis....................  23
           Disclosure of Fund Expenses.............................  25
           Disclosure of Portfolio Holdings........................  26
           Summary Schedules of Portfolio Holdings
               The DFA International Value Series..................  27
               The Emerging Markets Series.........................  31
           Statements of Assets and Liabilities....................  35
           Statements of Operations................................  36
           Statements of Changes in Net Assets.....................  37
           Financial Highlights....................................  38
           Notes to Financial Statements...........................  39
           Report of Independent Registered Public Accounting Firm.  46
           Results of the Shareholder Meeting......................  47
        Fund Management............................................  49
        Voting Proxies on Fund Portfolio Securities................  62
        Notice to Shareholders.....................................  63

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                       DIMENSIONAL INVESTMENT GROUP INC.

                       THE DFA INVESTMENT TRUST COMPANY

                  DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments/Summary Schedule of Portfolio Holdings
---------------------------------------------------------------

Investment Abbreviations
ADR     American Depositary Receipt
GDR     Global Depositary Receipt
P.L.C.  Public Limited Company

Investment Footnotes
+       See Note B to Financial Statements.
++      Securities that have generally been fair value factored. See Note B to Financial Statements.
**      Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other Securities"
        are those securities that are not among the top 50 holdings in affiliated issues of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing
        Securities.
*       Non-Income Producing Securities.
#       Total or Partial Securities on Loan.
@       Security purchased with cash proceeds from Securities on Loan.
(S)     Affiliated Fund.

Financial Highlights
--------------------
(A)     Computed using average shares outstanding.
(B)     Represents the combined ratios for the respective portfolio and its respective pro-rata share of its
        Master Funds.

All Statements, Schedules and Notes to Financial Statements
-----------------------------------------------------------
--      Amounts designated as -- are either zero or rounded to zero.
SEC     Securities and Exchange Commission

                       DIMENSIONAL INVESTMENT GROUP INC.

                              PERFORMANCE CHARTS
                                  (Unaudited)

--------------------------------------------------------------------------------
DFA INTERNATIONAL VALUE PORTFOLIO IV VS.
MSCI WORLD EX USA INDEX (NET DIVIDENDS)
October 31, 2005-October 31, 2015

                                    [CHART]

             DFA International Value          MSCI World ex USA
                 Portfolio IV               Index (net dividends)
           --------------------------       --------------------
10/31/05            $10,000                        $10,000
11/30/05             10,181                         10,265
12/31/05             10,674                         10,741
 1/31/06             11,407                         11,420
 2/28/06             11,517                         11,382
 3/31/06             12,001                         11,743
 4/30/06             12,609                         12,304
 5/31/06             12,096                         11,837
 6/30/06             12,023                         11,822
 7/31/06             12,206                         11,932
 8/31/06             12,623                         12,271
 9/30/06             12,799                         12,262
10/31/06             13,371                         12,746
11/30/06             13,810                         13,126
12/31/06             14,347                         13,502
 1/31/07             14,622                         13,584
 2/28/07             14,606                         13,693
 3/31/07             15,080                         14,044
 4/30/07             15,835                         14,683
 5/31/07             16,377                         15,009
 6/30/07             16,262                         15,024
 7/31/07             15,805                         14,816
 8/31/07             15,629                         14,602
 9/30/07             16,446                         15,432
10/31/07             17,247                         16,102
11/30/07             16,201                         15,473
12/31/07             15,847                         15,182
 1/31/08             14,563                         13,813
 2/29/08             14,377                         14,063
 3/31/08             14,555                         13,863
 4/30/08             15,201                         14,633
 5/31/08             15,209                         14,855
 6/30/08             13,707                         13,700
 7/31/08             13,312                         13,212
 8/31/08             12,755                         12,702
 9/30/08             11,269                         10,868
10/31/08              8,444                          8,607
11/30/08              7,927                          8,140
12/31/08              8,525                          8,569
 1/31/09              7,347                          7,770
 2/28/09              6,440                          6,983
 3/31/09              7,147                          7,443
 4/30/09              8,464                          8,403
 5/31/09              9,721                          9,466
 6/30/09              9,573                          9,368
 7/31/09             10,707                         10,248
 8/31/09             11,318                         10,739
 9/30/09             11,902                         11,182
10/31/09             11,422                         11,002
11/30/09             11,763                         11,275
12/31/09             11,902                         11,454
 1/31/10             11,211                         10,917
 2/28/10             11,247                         10,906
 3/31/10             12,144                         11,608
 4/30/10             11,938                         11,435
 5/31/10             10,538                         10,173
 6/30/10             10,349                         10,026
 7/31/10             11,642                         10,953
 8/31/10             11,076                         10,626
 9/30/10             12,261                         11,645
10/31/10             12,692                         12,060
11/30/10             12,055                         11,549
12/31/10             13,179                         12,479
 1/31/11             13,740                         12,748
 2/28/11             14,200                         13,220
 3/31/11             13,804                         12,956
 4/30/11             14,541                         13,661
 5/31/11             14,016                         13,256
 6/30/11             13,823                         13,067
 7/31/11             13,381                         12,852
 8/31/11             11,945                         11,765
 9/30/11             10,648                         10,584
10/31/11             11,660                         11,613
11/30/11             11,283                         11,076
12/31/11             10,972                         10,956
 1/31/12             11,715                         11,547
 2/29/12             12,322                         12,182
 3/31/12             12,226                         12,092
 4/30/12             11,792                         11,887
 5/31/12             10,336                         10,531
 6/30/12             11,059                         11,221
 7/31/12             11,020                         11,361
 8/31/12             11,474                         11,685
 9/30/12             11,879                         12,040
10/31/12             12,033                         12,125
11/30/12             12,226                         12,380
12/31/12             12,816                         12,754
 1/31/13             13,419                         13,381
 2/28/13             13,017                         13,248
 3/31/13             13,067                         13,353
 4/30/13             13,701                         13,961
 5/31/13             13,540                         13,648
 6/30/13             13,057                         13,137
 7/31/13             13,952                         13,836
 8/31/13             13,852                         13,658
 9/30/13             14,898                         14,623
10/31/13             15,411                         15,113
11/30/13             15,471                         15,206
12/31/13             15,806                         15,435
 1/31/14             15,236                         14,812
 2/28/14             16,097                         15,620
 3/31/14             15,983                         15,550
 4/30/14             16,263                         15,796
 5/31/14             16,439                         16,040
 6/30/14             16,646                         16,268
 7/31/14             16,273                         15,978
 8/31/14             16,273                         15,991
 9/30/14             15,568                         15,334
10/31/14             15,298                         15,090
11/30/14             15,308                         15,276
12/31/14             14,732                         14,768
 1/31/15             14,633                         14,715
 2/28/15             15,684                         15,595
 3/31/15             15,345                         15,334
 4/30/15             16,188                         15,998
 5/31/15             16,199                         15,859
 6/30/15             15,728                         15,408
 7/31/15             15,575                         15,652
 8/31/15             14,426                         14,512           Past performance is not predictive of
 9/30/15             13,430                         13,780           future performance.
10/31/15             14,469                         14,816           The returns shown do not reflect the
                                                                     deduction of taxes that a shareholder
         Average Annual        One        Five        Ten            would pay on fund distributions or the
         Total Return          Year       Years      Years           redemption of fund shares.
         ------------------------------------------------------      MSCI data copyright MSCI 2015, all
                              -5.42%      2.66%      3.76%           rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
EMERGING MARKETS PORTFOLIO II VS.
MSCI EMERGING MARKETS INDEX (NET DIVIDENDS)
October 31, 2005-October 31, 2015

                                    [CHART]

                Emerging Markets        MSCI Emerging Markets
                  Portfolio II          Index (net dividends)
               ------------------        -------------------
10/31/05            $10,000                   $10,000
11/30/05             10,735                    10,827
12/31/05             11,354                    11,467
 1/31/06             12,439                    12,748
 2/28/06             12,406                    12,733
 3/31/06             12,577                    12,845
 4/30/06             13,333                    13,760
 5/31/06             11,788                    12,318
 6/30/06             11,775                    12,288
 7/31/06             11,992                    12,461
 8/31/06             12,367                    12,779
 9/30/06             12,538                    12,885
10/31/06             13,287                    13,497
11/30/06             14,135                    14,500
12/31/06             14,702                    15,153
 1/31/07             14,924                    14,993
 2/28/07             14,695                    14,904
 3/31/07             15,359                    15,496
 4/30/07             16,345                    16,231
 5/31/07             17,439                    17,019
 6/30/07             17,720                    17,816
 7/31/07             18,143                    18,756
 8/31/07             17,834                    18,358
 9/30/07             19,404                    20,385
10/31/07             21,530                    22,659
11/30/07             20,128                    21,052
12/31/07             20,045                    21,126
 1/31/08             18,296                    18,490
 2/29/08             18,883                    19,855
 3/31/08             18,296                    18,804
 4/30/08             19,600                    20,330
 5/31/08             19,710                    20,707
 6/30/08             17,688                    18,641
 7/31/08             17,455                    17,938
 8/31/08             16,417                    16,506
 9/30/08             14,135                    13,617
10/31/08             10,412                     9,890
11/30/08              9,469                     9,146
12/31/08             10,212                     9,859
 1/31/09              9,424                     9,222
 2/28/09              8,816                     8,702
 3/31/09             10,082                     9,953
 4/30/09             11,579                    11,609
 5/31/09             13,553                    13,593
 6/30/09             13,430                    13,409
 7/31/09             14,971                    14,917
 8/31/09             15,021                    14,864
 9/30/09             16,345                    16,213
10/31/09             16,005                    16,233
11/30/09             16,960                    16,930
12/31/09             17,567                    17,599
 1/31/10             16,616                    16,618
 2/28/10             16,815                    16,676
 3/31/10             18,216                    18,022
 4/30/10             18,326                    18,241
 5/31/10             16,623                    16,636
 6/30/10             16,645                    16,514
 7/31/10             18,112                    17,889
 8/31/10             17,692                    17,542
 9/30/10             19,705                    19,491
10/31/10             20,295                    20,057
11/30/10             19,837                    19,528
12/31/10             21,455                    20,921
 1/31/11             20,897                    20,354
 2/28/11             20,747                    20,164
 3/31/11             21,899                    21,349
 4/30/11             22,660                    22,012
 5/31/11             22,035                    21,434
 6/30/11             21,756                    21,104
 7/31/11             21,583                    21,011
 8/31/11             19,835                    19,133
 9/30/11             16,837                    16,344
10/31/11             18,939                    18,508
11/30/11             18,283                    17,275
12/31/11             17,750                    17,067
 1/31/12             19,650                    19,003
 2/29/12             20,712                    20,141
 3/31/12             20,169                    19,468
 4/30/12             19,812                    19,236
 5/31/12             17,672                    17,079
 6/30/12             18,549                    17,738
 7/31/12             18,696                    18,084
 8/31/12             18,820                    18,024
 9/30/12             19,867                    19,111
10/31/12             19,766                    18,995
11/30/12             20,022                    19,236
12/31/12             21,190                    20,177
 1/31/13             21,301                    20,455
 2/28/13             21,047                    20,198
 3/31/13             20,746                    19,850
 4/30/13             20,984                    20,000
 5/31/13             20,295                    19,487
 6/30/13             19,019                    18,246
 7/31/13             19,297                    18,437
 8/31/13             18,845                    18,120
 9/30/13             20,184                    19,298
10/31/13             21,111                    20,236
11/30/13             20,794                    19,940
12/31/13             20,571                    19,652
 1/31/14             19,147                    18,376
 2/28/14             19,839                    18,984
 3/31/14             20,539                    19,567
 4/30/14             20,652                    19,633
 5/31/14             21,352                    20,318
 6/30/14             21,946                    20,858
 7/31/14             22,207                    21,261
 8/31/14             22,898                    21,740
 9/30/14             21,214                    20,129
10/31/14             21,434                    20,366
11/30/14             21,222                    20,151
12/31/14             20,269                    19,222
 1/31/15             20,402                    19,337
 2/28/15             21,021                    19,936
 3/31/15             20,578                    19,652
 4/30/15             21,956                    21,164
 5/31/15             21,071                    20,316
 6/30/15             20,561                    19,789
 7/31/15             19,241                    18,417
 8/31/15             17,645                    16,751
 9/30/15             17,177                    16,247            Past performance is not predictive of
10/31/15             18,213                    17,406            future performance.
                                                                 The returns shown do not reflect the
                                                                 deduction of taxes that a shareholder
        Average Annual       One        Five        Ten          would pay on fund distributions or the
        Total Return         Year       Years      Years         redemption of fund shares.
        ----------------------------------------------------     MSCI data copyright MSCI 2015, all
                            -15.02%     -2.14%     6.18%         rights reserved.

--------------------------------------------------------------------------------

                       DIMENSIONAL INVESTMENT GROUP INC.

                     MANAGEMENT'S DISCUSSION AND ANALYSIS
                                  (Unaudited)


 International Equity Market Review          12 Months Ended October 31, 2015

   Performance of non-U.S. developed markets was varied for the period. Small-cap stocks and growth stocks had positive returns while large-cap stocks and value stocks had negative returns. As measured by the MSCI World ex USA indices, small-cap stocks outperformed large-cap stocks, and growth stocks outperformed value stocks.

                       12 Months Ended October 31, 2015
                       --------------------------------
                                              Return in U.S. Dollars
                                              ----------------------
           MSCI World ex USA Index...........         -1.81%
           MSCI World ex USA Small Cap Index.          4.66%
           MSCI World ex USA Value Index.....         -5.92%
           MSCI World ex USA Growth Index....          2.33%

   During the period, the U.S. dollar (USD) appreciated against most developed markets currencies, decreasing USD-denominated returns in developed markets.

                           12 Months Ended October 31, 2015
                            --------------------------------

Ten Largest Foreign Developed Markets by Market Cap  Local Return Return in U.S. Dollars
---------------------------------------------------  ------------ ----------------------
                  United Kingdom....................     0.01%            -3.45%
                  Japan.............................    17.41%             9.07%
                  Canada............................    -5.27%           -18.37%
                  France............................    18.69%             4.64%
                  Switzerland.......................     3.70%             1.25%
                  Germany...........................    16.20%             2.45%
                  Australia.........................    -2.25%           -20.66%
                  Spain.............................     0.50%           -11.40%
                  Hong Kong.........................    -1.73%            -1.67%
                  Sweden............................     9.47%            -4.59%

----------
Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2015, all rights reserved.

   Emerging markets had weaker performance over the period than non-US developed markets. As measured by the MSCI Emerging Markets indices, small-cap stocks outperformed large-cap stocks, and growth stocks outperformed value stocks.

                       12 Months Ended October 31, 2015
                       --------------------------------
                                                Return in U.S. Dollars
                                                ----------------------
         MSCI Emerging Markets Index...........        -14.53%
         MSCI Emerging Markets Small Cap Index.         -8.61%
         MSCI Emerging Markets Value Index.....        -17.62%
         MSCI Emerging Markets Growth Index....        -11.50%

   During the period, the U.S. dollar (USD) appreciated against most emerging markets currencies, decreasing USD-denominated returns in emerging markets.

                      12 Months Ended October 31, 2015
                       --------------------------------

Ten Largest Emerging Markets by Market Cap  Local Return Return in U.S. Dollars
------------------------------------------  ------------ ----------------------
              China........................    -0.76%            -0.70%
              Korea........................    -0.03%            -6.28%
              Taiwan.......................    -2.50%            -8.65%
              India........................    -2.15%            -8.06%
              South Africa.................     7.82%           -13.73%
              Brazil.......................   -15.36%           -45.97%
              Mexico.......................     0.26%           -18.22%
              Russia.......................     8.87%           -20.92%
              Malaysia.....................    -8.60%           -30.02%
              Indonesia....................   -12.35%           -22.61%

----------
Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2015, all rights reserved.

Master-Feeder Structure

   Certain portfolios described below, called "Feeder Funds," do not buy individual securities directly; instead, these portfolios invest in corresponding funds called "Master Funds." Master Funds, in turn, purchase stocks and/or other securities.

International Equity Series' Performance Overview

DFA International Value Portfolio IV

   The DFA International Value Portfolio IV is designed to capture the returns of international large-cap value stocks by purchasing shares of The DFA International Value Series, a Master Fund that invests in such stocks. Value is measured primarily by book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2015, the Master Fund held approximately 520 securities in 22 eligible developed countries. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Master Fund's assets.

   For the 12 months ending October 31, 2015, total returns were -5.42% for the Portfolio and -1.81% for the MSCI World ex USA Index (net dividends). As a result of the Master Fund's diversified investment approach, performance was determined principally by broad trends in international equity markets rather than the behavior of a limited number of stocks. The Master Fund had significantly greater exposure than the Index to value stocks. Value stocks generally underperformed during the period, which detracted from the Portfolio's performance relative to the Index. Differences in the valuation timing and methodology between the Master Fund and the Index generally detracted from relative performance. The Master Fund prices foreign exchange rates at the closing of the U.S. markets while the Index uses rates at 4 p.m. London time. The Master Fund also may use fair value pricing to price certain portfolio securities at the closing of the U.S. markets while the Index uses local market closing prices

Emerging Markets Portfolio II

   The Emerging Markets Portfolio II is designed to capture the returns of large-cap stocks in selected emerging markets countries by purchasing shares of The Emerging Markets Series, a Master Fund managed by Dimensional that invests in such securities. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2015, the Master Fund held approximately 1,100 securities across 21 eligible emerging markets. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Master Fund's assets.

For the 12 months ended October 31, 2015, total returns were -15.02% for the Portfolio and -14.53% for the MSCI Emerging Markets Index (net dividends). As a result of the Master Fund's diversified approach, performance was generally determined by broad trends in emerging markets rather than the behavior of a limited number of stocks. The Portfolio's underperformance relative to the Index was driven primarily by country allocation differences between the Master Fund and the Index. The Master Fund's lower allocation to China, which outperformed most other emerging markets during the period, detracted from relative performance. This was partially offset by the Master Fund's greater allocation to Taiwan, which also generally outperformed.

                       DIMENSIONAL INVESTMENT GROUP INC.

                          DISCLOSURE OF FUND EXPENSES
                                  (Unaudited)


   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   Actual Fund Return

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   Hypothetical Example for Comparison Purposes

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                              Six Months Ended October 31, 2015
EXPENSE TABLES
                                        Beginning  Ending              Expenses
                                         Account  Account   Annualized   Paid
                                          Value    Value     Expense    During
                                        05/01/15  10/31/15    Ratio*   Period*
                                        --------- --------- ---------- --------
DFA International Value Portfolio IV**
--------------------------------------
Actual Fund Return..................... $1,000.00 $  893.80    0.27%    $1.29
Hypothetical 5% Annual Return.......... $1,000.00 $1,023.84    0.27%    $1.38

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                     Beginning  Ending              Expenses
                                      Account  Account   Annualized   Paid
                                       Value    Value     Expense    During
                                     05/01/15  10/31/15    Ratio*   Period*
                                     --------- --------- ---------- --------
    Emerging Markets Portfolio II**
    -------------------------------
    Actual Fund Return.............. $1,000.00 $  829.50    0.34%    $1.57
    Hypothetical 5% Annual Return... $1,000.00 $1,023.49    0.34%    $1.73

----------
* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.

**The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the indirect payment of the Feeder Fund's portion of the expenses of its Master Fund (Affiliated Investment Company).

                       DIMENSIONAL INVESTMENT GROUP INC.

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (Unaudited)


   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For Dimensional Investment Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. Dimensional Investment Group Inc. filed its most recent Form N-Q with the SEC on September 29, 2015. They are available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement.

   The categories of industry classification for this Affiliated Investment Companies are represented in the Disclosure of Portfolio Holdings, which are included elsewhere within the report. Refer to the Summary Schedules of Portfolio Holdings for the underlying Affiliated Investment Company's holdings which reflect the investments by category.

                                            Affiliated Investment Company
                                            -----------------------------
      DFA International Value Portfolio IV.             100.0%
      Emerging Markets Portfolio II........             100.0%

                            SCHEDULE OF INVESTMENTS

                               October 31, 2015


                     DFA INTERNATIONAL VALUE PORTFOLIO IV

                                                                   Value+
                                                                ------------
   AFFILIATED INVESTMENT COMPANY -- (100.0%)
   Investment in The DFA International Value Series of The DFA
     Investment Trust Company.................................. $221,433,673
                                                                ------------
      TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost
        $212,964,435).......................................... $221,433,673
                                                                ============

Summary of the Portfolio's Master Fund's investments as of October 31, 2015, based on their valuation inputs, is located within this report (See Master Fund's Security Valuation Note).

                         EMERGING MARKETS PORTFOLIO II

                                                                   Value+
                                                                 -----------
    AFFILIATED INVESTMENT COMPANY -- (100.0%)
    Investment in The Emerging Markets Series of The DFA
      Investment Trust Company.................................. $82,353,588
                                                                 -----------
       TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost
         $21,817,506)........................................... $82,353,588
                                                                 ===========

Summary of the Portfolio's Master Fund's investments as of October 31, 2015, based on their valuation inputs, is located within this report (See Master Fund's Security Valuation Note).

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2015
          (Amounts in thousands, except share and per share amounts)

                                                                                             DFA
                                                                                        International   Emerging
                                                                                            Value       Markets
                                                                                        Portfolio IV  Portfolio II
                                                                                        ------------- ------------
ASSETS:
Investment in Affiliated Investment Company at Value................................... $    221,434  $     82,354
  Fund Shares Sold.....................................................................           66            73
Prepaid Expenses and Other Assets......................................................           11             9
                                                                                        ------------  ------------
     Total Assets......................................................................      221,511        82,436
                                                                                        ------------  ------------
LIABILITIES:
Payables:
  Due to Advisor.......................................................................            7            11
Accrued Expenses and Other Liabilities.................................................           17             7
                                                                                        ------------  ------------
     Total Liabilities.................................................................           24            18
                                                                                        ------------  ------------
NET ASSETS............................................................................. $    221,487  $     82,418
                                                                                        ============  ============
SHARES OUTSTANDING, $0.01 PAR VALUE (1)................................................   16,757,790     3,780,424
                                                                                        ============  ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE............................... $      13.22  $      21.80
                                                                                        ============  ============
Investment in Affiliated Investment Company at Cost.................................... $    212,964  $     21,818
                                                                                        ============  ============
NET ASSETS CONSIST OF:
Paid-In Capital........................................................................ $    224,255  $     79,589
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income).        6,617         1,947
Accumulated Net Realized Gain (Loss)...................................................      (17,876)      (59,651)
Net Unrealized Foreign Exchange Gain (Loss)............................................           21            (3)
Net Unrealized Appreciation (Depreciation).............................................        8,470        60,536
                                                                                        ------------  ------------
NET ASSETS............................................................................. $    221,487  $     82,418
                                                                                        ============  ============
(1) NUMBER OF SHARES AUTHORIZED........................................................  300,000,000   300,000,000
                                                                                        ============  ============

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2015
                            (Amounts in thousands)

                                                                                                  DFA
                                                                                             International   Emerging
                                                                                                 Value        Markets
                                                                                             Portfolio IV* Portfolio II*
                                                                                             ------------- -------------
Investment Income
  Dividends (Net of Foreign Taxes Withheld of $680 and $322, respectively)..................   $  8,450      $  2,280
  Income from Securities Lending............................................................        242           130
  Expenses Allocated from Affiliated Investment Company.....................................       (539)         (150)
                                                                                               --------      --------
     Total Investment Income................................................................      8,153         2,260
                                                                                               --------      --------
Expenses
  Investment Advisory Services Fees.........................................................        151            59
  Administrative Services Fees..............................................................         57           108
  Accounting & Transfer Agent Fees..........................................................          3             2
  Filing Fees...............................................................................         19            17
  Shareholders' Reports.....................................................................          9             4
  Directors'/Trustees' Fees & Expenses......................................................          1            --
  Other.....................................................................................         14             7
                                                                                               --------      --------
     Total Expenses.........................................................................        254           197
                                                                                               --------      --------
  Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor
   (Note C).................................................................................       (128)          (24)
                                                                                               --------      --------
  Net Investment Income (Loss)..............................................................      8,027         2,087
                                                                                               --------      --------
Realized and Unrealized Gain (Loss)
  Net Realized Gain (Loss) on:
    Investment Securities Sold..............................................................      8,096          (693)
    Futures.................................................................................         --            61
    Foreign Currency Transactions...........................................................       (157)          (49)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency..............................................    (28,686)      (16,625)
    Futures.................................................................................         --            (4)
    Translation of Foreign Currency Denominated Amounts.....................................         18            (2)
                                                                                               --------      --------
  Net Realized and Unrealized Gain (Loss)...................................................    (20,729)      (17,312)
                                                                                               --------      --------
Net Increase (Decrease) in Net Assets Resulting from Operations.............................   $(12,702)     $(15,225)
                                                                                               ========      ========

----------
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                                         DFA International Value  Emerging Markets
                                                                            Portfolio IV            Portfolio II
                                                                         ----------------------  ------------------
                                                                           Year        Year        Year      Year
                                                                          Ended       Ended       Ended     Ended
                                                                         Oct. 31,    Oct. 31,    Oct. 31,  Oct. 31,
                                                                           2015        2014        2015      2014
                                                                         --------    --------    --------  --------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss).......................................... $  8,027    $ 12,046    $  2,087  $  2,467
  Net Realized Gain (Loss) on:
    Investment Securities Sold..........................................    8,096       5,612        (693)     (215)
    Futures.............................................................       --          --          61        --
    Foreign Currency Transactions.......................................     (157)        (46)        (49)        3
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency..........................  (28,686)    (19,740)    (16,625)     (285)
    Futures.............................................................       --           2          (4)       --
    Translation of Foreign Currency Denominated Amounts.................       18         (39)         (2)       (1)
                                                                          --------    --------   --------  --------
     Net Increase (Decrease) in Net Assets Resulting from Operations....  (12,702)     (2,165)    (15,225)    1,969
                                                                          --------    --------   --------  --------
Distributions From:
  Net Investment Income.................................................  (12,599)     (7,747)     (2,459)   (2,821)
                                                                          --------    --------   --------  --------
     Total Distributions................................................  (12,599)     (7,747)     (2,459)   (2,821)
                                                                          --------    --------   --------  --------
Capital Share Transactions (1):
  Shares Issued.........................................................   14,480      27,449      12,868    12,799
  Shares Issued in Lieu of Cash Distributions...........................   12,599       7,747       2,459     2,821
  Shares Redeemed.......................................................  (37,932)    (32,986)    (20,212)  (21,921)
                                                                          --------    --------   --------  --------
     Net Increase (Decrease) from Capital Share Transactions............  (10,853)      2,210      (4,885)   (6,301)
                                                                          --------    --------   --------  --------
     Total Increase (Decrease) in Net Assets............................  (36,154)     (7,702)    (22,569)   (7,153)
Net Assets
  Beginning of Year.....................................................  257,641     265,343     104,987   112,140
                                                                          --------    --------   --------  --------
  End of Year........................................................... $221,487    $257,641    $ 82,418  $104,987
                                                                          ========    ========   ========  ========
(1) Shares Issued and Redeemed:
  Shares Issued.........................................................    1,045       1,777         530       512
  Shares Issued in Lieu of Cash Distributions...........................      957         535         106       113
  Shares Redeemed.......................................................   (2,714)     (2,157)       (841)     (848)
                                                                          --------    --------   --------  --------
     Net Increase (Decrease) from Shares Issued and Redeemed............     (712)        155        (205)     (223)
                                                                          ========    ========   ========  ========
Undistributed Net Investment Income (Distributions in Excess of Net
 Investment Income)..................................................... $  6,617    $ 11,232    $  1,947  $  1,969

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                                                     DFA International Value Portfolio IV
                                                                             --------------------------------------------------
                                                                                Year       Year      Year      Year       Year
                                                                               Ended      Ended     Ended     Ended      Ended
                                                                              Oct. 31,   Oct. 31,  Oct. 31,  Oct. 31,   Oct. 31,
                                                                                2015       2014      2013      2012       2011
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year.......................................... $  14.75   $  15.32   $  12.48  $  12.67  $  14.14
                                                                             --------   --------   --------  --------  --------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)..........................................     0.46       0.68       0.42      0.45      0.49
  Net Gains (Losses) on Securities (Realized and Unrealized)................    (1.26)     (0.80)      2.96     (0.11)    (1.61)
                                                                             --------   --------   --------  --------  --------
   Total from Investment Operations.........................................    (0.80)     (0.12)      3.38      0.34     (1.12)
----------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.....................................................    (0.73)     (0.45)     (0.54)    (0.53)    (0.35)
   Total Distributions......................................................    (0.73)     (0.45)     (0.54)    (0.53)    (0.35)
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year................................................ $  13.22   $  14.75   $  15.32  $  12.48  $  12.67
============================================================================ ========   ========   ========  ========  ========
Total Return................................................................    (5.42)%    (0.73)%    28.08%     3.20%    (8.13)%
----------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)......................................... $221,487   $257,641   $265,343  $252,963  $308,474
Ratio of Expenses to Average Net Assets (B).................................     0.27%      0.27%      0.28%     0.28%     0.28%
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived), (Expenses
 Reimbursed), and/or Previously Waived Fees Recovered by Advisor) (B).......     0.32%      0.27%      0.28%     0.28%     0.28%
Ratio of Net Investment Income to Average Net Assets........................     3.26%      4.46%      3.13%     3.76%     3.45%
----------------------------------------------------------------------------------------------------------------------------------

                                                                                       Emerging Markets Portfolio II
                                                                             ------------------------------------------------
                                                                               Year      Year      Year      Year       Year
                                                                              Ended     Ended     Ended     Ended      Ended
                                                                             Oct. 31,  Oct. 31,  Oct. 31,  Oct. 31,   Oct. 31,
                                                                               2015      2014      2013      2012       2011
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year.......................................... $ 26.34   $  26.65  $  25.49  $  25.14  $  27.53
                                                                             -------   --------  --------  --------  --------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)..........................................    0.53       0.59      0.56      0.58      0.63
  Net Gains (Losses) on Securities (Realized and Unrealized)................   (4.45)     (0.22)     1.16      0.44     (2.42)
                                                                             -------   --------  --------  --------  --------
   Total from Investment Operations.........................................   (3.92)      0.37      1.72      1.02     (1.79)
-------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.....................................................   (0.62)     (0.68)    (0.56)    (0.67)    (0.60)
   Total Distributions......................................................   (0.62)     (0.68)    (0.56)    (0.67)    (0.60)
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year................................................ $ 21.80   $  26.34  $  26.65  $  25.49  $  25.14
============================================================================ ========  ========  ========  ========  ========
Total Return................................................................  (15.02)%     1.53%     6.80%     4.37%    (6.68)%
-------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)......................................... $82,418   $104,987  $112,140  $114,646  $126,007
Ratio of Expenses to Average Net Assets (B).................................    0.34%      0.34%     0.35%     0.38%     0.39%
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived), (Expenses
 Reimbursed), and/or Previously Waived Fees Recovered by Advisor) (B).......    0.36%      0.34%     0.35%     0.38%     0.39%
Ratio of Net Investment Income to Average Net Assets........................    2.18%      2.29%     2.17%     2.33%     2.28%
-------------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS


A. Organization:

   Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of fifteen portfolios, two of which, DFA International Value Portfolio IV and Emerging Markets Portfolio II (the "Portfolios"), are presented in this report. The remaining portfolios are presented in separate reports.

   DFA International Value Portfolio IV and Emerging Markets Portfolio II primarily invest their assets in The DFA International Value Series and The Emerging Markets Series (the "Series"), respectively, each a corresponding series of The DFA Investment Trust Company. At October 31, 2015, DFA International Value Portfolio IV and Emerging Markets Portfolio II owned 2% and 2% of their respective Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolios.

B. Significant Accounting Policies:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1.   Security Valuation:   The Portfolios utilize a fair value hierarchy
which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)

   The Portfolios' investments reflect their proportionate interests in the net assets of their respective Series. These valuations are classified as Level 1 in the hierarchy.

   A summary of the inputs used to value the Portfolios' investments is disclosed previously in this note. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   For the year ended October 31, 2015, there were no significant transfers between Level 1 and Level 2 and no significant Level 3 investments held by the Portfolios.

   2.   Deferred Compensation Plan:   Each eligible Director/Trustee of the
Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors/Trustees may defer payment of all or a portion of their total fees earned as a Director/Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging

Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

   Each Director/Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director/Trustee shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's/Trustee's deferred compensation until a date specified by such Director/Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director/Trustee ceases to be a member of the Board; and (ii) five years following the effective date of the Director's/Trustee's first deferral election. If a Director/Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's/Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director/Trustee ceases to be a member of the Board (unless the Director/Trustee files an amended Notice selecting a different distribution date). As of October 31, 2015, none of the Directors/Trustees have requested or received a distribution of proceeds of a deferred fee account.

   3.   Other:   The Portfolios recognize their pro-rata share, on a daily
basis, of net investment income and realized and unrealized gains and losses of investment securities and foreign currency from their respective Series, which are each treated as a partnership for federal income tax purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or Portfolios are allocated using methods approved by the Board, generally based on average net assets.

C. Investment Advisor:

   The Advisor, Dimensional Fund Advisors LP, provides investment advisory services to the Portfolios. On May 8, 2015 and June 10, 2015 at a Special Joint Meeting of Shareholders, shareholders of the Portfolios approved new investment management agreements, which became effective July 21, 2015, that provide a uniform agreement that increases transparency and better describes all of the services that the Advisor provides to each Portfolio. For each Portfolio, the new investment management agreement replaced the Portfolio's investment advisory agreement (that provided for no investment advisory fee at the feeder fund level) and administration agreement and charges a rate equal to the combination of the rate charged under the Portfolio's previous administration agreement with the Advisor and the rate of the advisory fee charged by the Advisor to the Series in which the Portfolio invests. In order to prevent each Portfolio from being subject to a higher level of investment management fees, the Advisor will permanently waive each Portfolio's investment management fee in the circumstances described below.

   Prior to July 21, 2015, each Portfolio paid fees to the Advisor pursuant to an administration agreement for administrative services, including supervision of services provided by others, providing information to shareholders and the Board, and other administrative services, that were accrued daily and paid monthly based on an effective annual rate of 0.20% of the first $40 million of average daily net assets and no fee on assets exceeding $40 million for DFA International Value Portfolio IV and based on an effective annual rate of 0.15% of average daily net assets for Emerging Markets Portfolio II. Effective
July 21, 2015, investment advisory services/management fees pursuant to the new investment management agreement were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.40% of the first $40 million of average daily net assets and 0.20% of the average daily net assets exceeding
$40 million for DFA International Value Portfolio IV and based on an effective annual rate 0.25% of average daily net assets for Emerging Markets Portfolio II.

   Effective July 21, 2015, pursuant to a Fee Waiver Agreement for the Portfolios, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of each Portfolio to the extent necessary to limit the total management fees paid to the Advisor by a Portfolio, including the proportionate share of the management fees a Portfolio pays indirectly through its investment in other funds managed by the Advisor, to the rates listed below as a percentage of the average net assets of a class of a Portfolio on an annualized basis. The Fee Waiver Agreement will remain in effect permanently, unless terminated by the Portfolio.

                                                                         Previously
                                                          Recovery      Waived Fees/
                                                        of Previously     Expenses
                                                        Waived Fees/       Assumed
                                           Expense        Expenses    Subject to Future
                                      Limitation Amount    Assumed        Recovery
-                                     ----------------- ------------- -----------------
DFA International Value Portfolio IV.       0.20%*           --              --
Emerging Markets Portfolio II........       0.25%            --              --

* The Expense Limitation Amount for the Portfolio is equal to 0.40% of the first $40 million average daily net assets and 0.20% of the average daily net assets exceeding $40 million.

Fees Paid to Officers and Directors/Trustees:

   Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the year ended October 31, 2015, the total related amounts paid by the Fund to the CCO were $30 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

   At October 31, 2015, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

                   DFA International Value Portfolio IV. $14
                   Emerging Markets Portfolio II........   6

E. Federal Income Taxes:

   Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains or losses, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2015, primarily attributable to net foreign currency gains/losses, foreign capital gains tax and realized gains on securities considered to be "passive foreign investment companies", were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

                                                         Increase       Increase
                                                        (Decrease)     (Decrease)
                                         Increase     Undistributed   Accumulated
                                        (Decrease)    Net Investment  Net Realized
                                      Paid-In Capital     Income     Gains (Losses)
                                      --------------- -------------- --------------
DFA International Value Portfolio IV.       $ 3            $(43)         $  40
Emerging Markets Portfolio II........        --             350           (350)

   The tax character of dividends and distributions declared and paid during the years ended October 31, 2014 and October 31, 2015 were as follows (amounts in thousands):

                                      Net Investment
                                        Income and
                                        Short-Term     Long-Term   Tax Exempt
                                      Capital Gains  Capital Gains   Income    Total
                                      -------------- ------------- ---------- -------
DFA International Value Portfolio IV
2014.................................    $ 7,747          --           --     $ 7,747
2015.................................     12,599          --           --      12,599
Emerging Markets Portfolio II
2014.................................      2,821          --           --       2,821
2015.................................      2,459          --           --       2,459

   At October 31, 2015, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                                      Undistributed                                               Total Net
                                      Net Investment                                            Distributable
                                        Income and   Undistributed                 Unrealized     Earnings
                                        Short-Term     Long-Term   Capital Loss   Appreciation  (Accumulated
                                      Capital Gains  Capital Gains Carryforwards (Depreciation)    Losses)
                                      -------------- ------------- ------------- -------------- -------------
DFA International Value Portfolio IV.     $6,907          --         $(17,786)      $ 8,131        $(2,748)
Emerging Markets Portfolio II........      2,383          --          (59,639)       60,093          2,837

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by the Portfolios after October 31, 2011 will not be subject to expiration and will retain their character as either short-term or long-term capital losses. In addition, such losses must be utilized prior to the losses incurred in the years preceding enactment. As of October 31, 2015, the DFA International Value Portfolio IV and Emerging Markets Portfolio II had the following capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates (amounts in thousands):

                                            Expires on October 31,
                                            ----------------------
                                             2016        2017      Unlimited  Total
                                              -------    ----      --------- -------
      DFA International Value Portfolio IV. $17,786       --            --   $17,786
      Emerging Markets Portfolio II........  58,399       --        $1,240    59,639

   During the year ended October 31, 2015, the Portfolios utilized the following capital loss carryforwards to offset realized capital gains for federal income tax purposes (amounts in thousands):

                  DFA International Value Portfolio IV. $7,978

   At October 31, 2015, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                                 Net
                                                                              Unrealized
                                      Federal Tax  Unrealized   Unrealized   Appreciation
                                         Cost     Appreciation Depreciation (Depreciation)
                                      ----------- ------------ ------------ --------------
DFA International Value Portfolio IV.  $213,324     $ 8,110         --         $ 8,110
Emerging Markets Portfolio II........    22,258      60,096         --          60,096

   The difference between book basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales and investments in passive foreign investment companies.

Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolios' tax positions and has concluded that no additional provision for income tax is required in any Portfolio's financial statements. The Portfolios are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolios' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

F. Line of Credit and Interfund Lending Program:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 1, 2015 with its domestic custodian bank. A line of credit with similar terms was in effect through March 31, 2015. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 30, 2016.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit with its international custodian bank effective January 9, 2015. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 8, 2016.

   There were no borrowings by the Portfolios under the lines of credit during the year ended October 31, 2015.

   Pursuant to an exemptive order issued by the SEC (the "Order"), the Portfolios may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice. The Portfolios did not utilize the interfund lending program during the year ended October 31, 2015.

G. Indemnitees; Contractual Obligations:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

H. Other:

   At October 31, 2015, the following number of shareholders held the following approximate percentages of the stated Portfolios' outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

                                                            Approximate
                                                           Percentage of
                                               Number of    Outstanding
                                              Shareholders    Shares
        -                                     ------------ -------------
        DFA International Value Portfolio IV.      1            100%
        Emerging Markets Portfolio II........      2            100%

I. Subsequent Event Evaluations:

   Management has evaluated the impact of all subsequent events on the Portfolios and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of Dimensional Investment Group Inc. and Shareholders of the Portfolios, as defined:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of DFA International Value Portfolio IV and Emerging Markets Portfolio II (constituting portfolios within Dimensional Investment Group Inc., hereafter referred to as the "Portfolios") at October 31, 2015, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolios' management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2015 by correspondence with the transfer agent of the investee funds, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 18, 2015

                      RESULTS OF THE SHAREHOLDER MEETING

                                  (Unaudited)

   On May 8, 2015 and June 10, 2015, Dimensional Investment Group Inc. ("DIG") held a Special Joint Meeting of Shareholders for the purpose of voting on several proposals affecting DIG and the Portfolios, including, among other items, the election of Directors, the approval of an updated investment management agreement, and the amendment of certain fundamental investment limitations. The shareholders of the Portfolios approved each of the applicable proposals for DIG and the Portfolios presented at the Meeting. Listed below are the voting results from the Meeting. Please note that not all Proposals presented at the Meeting were voted on by each Portfolio. Additionally, the Proposal numbers reflected below correlate to the Proposal numbers presented for vote at the Meeting.

DIG

Proposal 1: Election of Directors/Trustees*

                                          % Voted % FOR             % Voted  % WITHHOLD
                                  FOR       FOR   of O/S  WITHHOLD  WITHHOLD   of O/S
                              ----------- ------- ------ ---------- -------- ----------
(a) David G. Booth........... 939,783,101  98.41% 59.42% 15,145,259   1.59%     0.96%
(b) George M. Constantinides. 939,783,293  98.41% 59.42% 15,145,070   1.59%     0.96%
(c) John P. Gould............ 939,232,722  98.36% 59.38% 15,695,640   1.64%     0.99%
(d) Roger G. Ibbotson........ 939,903,967  98.43% 59.43% 15,024,396   1.57%     0.95%
(e) Edward P. Lazear......... 939,691,278  98.40% 59.41% 15,237,082   1.60%     0.96%
(f) Eduardo A. Repetto....... 939,908,854  98.43% 59.43% 15,019,506   1.57%     0.95%
(g) Myron S. Scholes......... 939,391,166  98.37% 59.39% 15,537,193   1.63%     0.98%
(h) Abbie J. Smith........... 938,479,338  98.28% 59.34% 16,449,025   1.72%     1.04%

*  Results are for all Portfolios within DIG

DFA International Value Portfolio IV

Proposal 1: Election of Directors/Trustees

                                         % Voted % FOR            % Voted  % WITHHOLD
                                 FOR       FOR   of O/S  WITHHOLD WITHHOLD   of O/S
                              ---------- ------- ------  -------- -------- ----------
(a) David G. Booth........... 17,921,875 100.00% 100.00%    0       0.00%     0.00%
(b) George M. Constantinides. 17,921,875 100.00% 100.00%    0       0.00%     0.00%
(c) John P. Gould............ 17,921,875 100.00% 100.00%    0       0.00%     0.00%
(d) Roger G. Ibbotson........ 17,921,875 100.00% 100.00%    0       0.00%     0.00%
(e) Edward P. Lazear......... 17,921,875 100.00% 100.00%    0       0.00%     0.00%
(f) Eduardo A. Repetto....... 17,921,875 100.00% 100.00%    0       0.00%     0.00%
(g) Myron S. Scholes......... 17,921,875 100.00% 100.00%    0       0.00%     0.00%
(h) Abbie J. Smith........... 17,921,875 100.00% 100.00%    0       0.00%     0.00%

Proposal 2: Approval of a "Manager of Managers" Structure

            % Voted % FOR           % Voted % AGAINST         % Voted % ABSTAIN  Broker  % Broker
FOR           FOR   of O/S  AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S   Non-Vote Non-Vote
---         ------- ------  ------- ------- --------- ------- ------- --------- -------- --------
17,921,875  100.00% 100.00%    0     0.00%    0.00%      0     0.00%    0.00%      0       0.00%

Proposal 4: Approval of an Updated Investment Management Agreement with Dimensional Fund Advisors LP

            % Voted % FOR           % Voted % AGAINST         % Voted % ABSTAIN  Broker  % Broker
FOR           FOR   of O/S  AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S   Non-Vote Non-Vote
---         ------- ------  ------- ------- --------- ------- ------- --------- -------- --------
17,921,875  100.00% 100.00%    0     0.00%    0.00%      0     0.00%    0.00%      0       0.00%

Proposal 5: Approval of an Amendment to the Fundamental Investment Limitation Regarding Investment in Commodities

            % Voted % FOR           % Voted % AGAINST         % Voted % ABSTAIN  Broker  % Broker
FOR           FOR   of O/S  AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S   Non-Vote Non-Vote
---         ------- ------  ------- ------- --------- ------- ------- --------- -------- --------
17,921,875  100.00% 100.00%    0     0.00%    0.00%      0     0.00%    0.00%      0       0.00%

Proposal 7: Election of Trustees of Master Fund

                                         % Voted % FOR            % Voted  % WITHHOLD
                                 FOR       FOR   of O/S  WITHHOLD WITHHOLD   of O/S
                              ---------- ------- ------  -------- -------- ----------
(a) David G. Booth........... 17,921,875 100.00% 100.00%    0       0.00%     0.00%
(b) George M. Constantinides. 17,921,875 100.00% 100.00%    0       0.00%     0.00%
(c) John P. Gould............ 17,921,875 100.00% 100.00%    0       0.00%     0.00%
(d) Roger G. Ibbotson........ 17,921,875 100.00% 100.00%    0       0.00%     0.00%
(e) Edward P. Lazear......... 17,921,875 100.00% 100.00%    0       0.00%     0.00%
(f) Eduardo A. Repetto....... 17,921,875 100.00% 100.00%    0       0.00%     0.00%
(g) Myron S. Scholes......... 17,921,875 100.00% 100.00%    0       0.00%     0.00%
(h) Abbie J. Smith........... 17,921,875 100.00% 100.00%    0       0.00%     0.00%

Proposal 8: Approval of a "Manager of Managers" Structure for Master Fund

            % Voted % FOR           % Voted % AGAINST         % Voted % ABSTAIN  Broker  % Broker
FOR           FOR   of O/S  AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S   Non-Vote Non-Vote
---         ------- ------  ------- ------- --------- ------- ------- --------- -------- --------
17,921,875  100.00% 100.00%    0     0.00%    0.00%      0     0.00%    0.00%      0       0.00%

Proposal 9: Approval of an Updated Investment Management Agreement Between Dimensional Fund Advisors LP and Master Fund

            % Voted % FOR           % Voted % AGAINST         % Voted % ABSTAIN  Broker  % Broker
FOR           FOR   of O/S  AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S   Non-Vote Non-Vote
---         ------- ------  ------- ------- --------- ------- ------- --------- -------- --------
17,921,875  100.00% 100.00%    0     0.00%    0.00%      0     0.00%    0.00%      0       0.00%

Proposal 10: Approval of an Amendment to the Fundamental Investment Limitation Regarding Investment in Commodities of Master Fund

            % Voted % FOR           % Voted % AGAINST         % Voted % ABSTAIN  Broker  % Broker
FOR           FOR   of O/S  AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S   Non-Vote Non-Vote
---         ------- ------  ------- ------- --------- ------- ------- --------- -------- --------
17,921,875  100.00% 100.00%    0     0.00%    0.00%      0     0.00%    0.00%      0       0.00%

Emerging Markets Portfolio II

Proposal 1: Election of Directors/Trustees

                                        % Voted % FOR            % Voted  % WITHHOLD
                                 FOR      FOR   of O/S  WITHHOLD WITHHOLD   of O/S
                              --------- ------- ------  -------- -------- ----------
(a) David G. Booth........... 3,938,182 100.00% 100.00%    0       0.00%     0.00%
(b) George M. Constantinides. 3,938,182 100.00% 100.00%    0       0.00%     0.00%
(c) John P. Gould............ 3,938,182 100.00% 100.00%    0       0.00%     0.00%
(d) Roger G. Ibbotson........ 3,938,182 100.00% 100.00%    0       0.00%     0.00%
(e) Edward P. Lazear......... 3,938,182 100.00% 100.00%    0       0.00%     0.00%
(f) Eduardo A. Repetto....... 3,938,182 100.00% 100.00%    0       0.00%     0.00%
(g) Myron S. Scholes......... 3,938,182 100.00% 100.00%    0       0.00%     0.00%
(h) Abbie J. Smith........... 3,938,182 100.00% 100.00%    0       0.00%     0.00%

Proposal 2: Approval of a "Manager of Managers" Structure

           % Voted % FOR           % Voted % AGAINST         % Voted % ABSTAIN  Broker  % Broker
FOR          FOR   of O/S  AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S   Non-Vote Non-Vote
---        ------- ------  ------- ------- --------- ------- ------- --------- -------- --------
3,938,182  100.00% 100.00%    0     0.00%    0.00%      0     0.00%    0.00%      0       0.00%

Proposal 4: Approval of an Updated Investment Management Agreement with Dimensional Fund Advisors LP

           % Voted % FOR           % Voted % AGAINST         % Voted % ABSTAIN  Broker  % Broker
FOR          FOR   of O/S  AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S   Non-Vote Non-Vote
---        ------- ------  ------- ------- --------- ------- ------- --------- -------- --------
3,938,182  100.00% 100.00%    0     0.00%    0.00%      0     0.00%    0.00%      0       0.00%

Proposal 5: Approval of an Amendment to the Fundamental Investment Limitation Regarding Investment in Commodities

           % Voted % FOR           % Voted % AGAINST         % Voted % ABSTAIN  Broker  % Broker
FOR          FOR   of O/S  AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S   Non-Vote Non-Vote
---        ------- ------  ------- ------- --------- ------- ------- --------- -------- --------
3,938,182  100.00% 100.00%    0     0.00%    0.00%      0     0.00%    0.00%      0       0.00%

Proposal 7: Election of Trustees of Master Fund

                                        % Voted % FOR            % Voted  % WITHHOLD
                                 FOR      FOR   of O/S  WITHHOLD WITHHOLD   of O/S
                              --------- ------- ------  -------- -------- ----------
(a) David G. Booth........... 3,938,182 100.00% 100.00%    0       0.00%     0.00%
(b) George M. Constantinides. 3,938,182 100.00% 100.00%    0       0.00%     0.00%
(c) John P. Gould............ 3,938,182 100.00% 100.00%    0       0.00%     0.00%
(d) Roger G. Ibbotson........ 3,938,182 100.00% 100.00%    0       0.00%     0.00%
(e) Edward P. Lazear......... 3,938,182 100.00% 100.00%    0       0.00%     0.00%
(f) Eduardo A. Repetto....... 3,938,182 100.00% 100.00%    0       0.00%     0.00%
(g) Myron S. Scholes......... 3,938,182 100.00% 100.00%    0       0.00%     0.00%
(h) Abbie J. Smith........... 3,938,182 100.00% 100.00%    0       0.00%     0.00%

Proposal 8: Approval of a "Manager of Managers" Structure for Master Fund

           % Voted % FOR           % Voted % AGAINST         % Voted % ABSTAIN  Broker  % Broker
FOR          FOR   of O/S  AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S   Non-Vote Non-Vote
---        ------- ------  ------- ------- --------- ------- ------- --------- -------- --------
3,938,182  100.00% 100.00%    0     0.00%    0.00%      0     0.00%    0.00%      0       0.00%

Proposal 9: Approval of an Updated Investment Management Agreement Between Dimensional Fund Advisors LP and Master Fund

           % Voted % FOR           % Voted % AGAINST         % Voted % ABSTAIN  Broker  % Broker
FOR          FOR   of O/S  AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S   Non-Vote Non-Vote
---        ------- ------  ------- ------- --------- ------- ------- --------- -------- --------
3,938,182  100.00% 100.00%    0     0.00%    0.00%      0     0.00%    0.00%      0       0.00%

Proposal 10: Approval of an Amendment to the Fundamental Investment Limitation Regarding Investment in Commodities of Master Fund

           % Voted % FOR           % Voted % AGAINST         % Voted % ABSTAIN  Broker  % Broker
FOR          FOR   of O/S  AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S   Non-Vote Non-Vote
---        ------- ------  ------- ------- --------- ------- ------- --------- -------- --------
3,938,182  100.00% 100.00%    0     0.00%    0.00%      0     0.00%    0.00%      0       0.00%

                       THE DFA INVESTMENT TRUST COMPANY

                              PERFORMANCE CHARTS
                                  (Unaudited)

--------------------------------------------------------------------------------
THE DFA INTERNATIONAL VALUE SERIES VS.
MSCI WORLD EX USA INDEX (NET DIVIDENDS)
October 31, 2005-October 31, 2015

                                    [CHART]

                The DFA International       MSCI World ex USA Index
                     Value Series              (net dividends)
               -----------------------   ---------------------------
10/31/05                $10,000                     $10,000
11/30/05                 10,178                      10,265
12/31/05                 10,677                      10,741
 1/31/06                 11,406                      11,420
 2/28/06                 11,515                      11,382
 3/31/06                 12,001                      11,743
 4/30/06                 12,609                      12,304
 5/31/06                 12,098                      11,837
 6/30/06                 12,022                      11,822
 7/31/06                 12,207                      11,932
 8/31/06                 12,627                      12,271
 9/30/06                 12,802                      12,262
10/31/06                 13,370                      12,746
11/30/06                 13,815                      13,126
12/31/06                 14,354                      13,502
 1/31/07                 14,624                      13,584
 2/28/07                 14,611                      13,693
 3/31/07                 15,084                      14,044
 4/30/07                 15,845                      14,683
 5/31/07                 16,387                      15,009
 6/30/07                 16,267                      15,024
 7/31/07                 15,815                      14,816
 8/31/07                 15,638                      14,602
 9/30/07                 16,454                      15,432
10/31/07                 17,252                      16,102
11/30/07                 16,207                      15,473
12/31/07                 15,858                      15,182
 1/31/08                 14,573                      13,813
 2/29/08                 14,388                      14,063
 3/31/08                 14,560                      13,863
 4/30/08                 15,211                      14,633
 5/31/08                 15,218                      14,855
 6/30/08                 13,713                      13,700
 7/31/08                 13,325                      13,212
 8/31/08                 12,768                      12,702
 9/30/08                 11,277                      10,868
10/31/08                  8,449                       8,607
11/30/08                  7,931                       8,140
12/31/08                  8,530                       8,569
 1/31/09                  7,353                       7,770
 2/28/09                  6,450                       6,983
 3/31/09                  7,153                       7,443
 4/30/09                  8,471                       8,403
 5/31/09                  9,730                       9,466
 6/30/09                  9,582                       9,368
 7/31/09                 10,722                      10,248
 8/31/09                 11,337                      10,739
 9/30/09                 11,914                      11,182
10/31/09                 11,440                      11,002
11/30/09                 11,781                      11,275
12/31/09                 11,914                      11,454
 1/31/10                 11,226                      10,917
 2/28/10                 11,270                      10,906
 3/31/10                 12,159                      11,608
 4/30/10                 11,951                      11,435
 5/31/10                 10,552                      10,173
 6/30/10                 10,367                      10,026
 7/31/10                 11,663                      10,953
 8/31/10                 11,092                      10,626
 9/30/10                 12,285                      11,645
10/31/10                 12,714                      12,060
11/30/10                 12,077                      11,549
12/31/10                 13,203                      12,479
 1/31/11                 13,765                      12,748
 2/28/11                 14,225                      13,220
 3/31/11                 13,832                      12,956
 4/30/11                 14,573                      13,661
 5/31/11                 14,047                      13,256
 6/30/11                 13,854                      13,067
 7/31/11                 13,410                      12,852
 8/31/11                 11,974                      11,765
 9/30/11                 10,663                      10,584
10/31/11                 11,692                      11,613
11/30/11                 11,307                      11,076
12/31/11                 11,004                      10,956
 1/31/12                 11,744                      11,547
 2/29/12                 12,359                      12,182
 3/31/12                 12,255                      12,092
 4/30/12                 11,818                      11,887
 5/31/12                 10,359                      10,531
 6/30/12                 11,092                      11,221
 7/31/12                 11,048                      11,361
 8/31/12                 11,507                      11,685
 9/30/12                 11,914                      12,040
10/31/12                 12,062                      12,125
11/30/12                 12,255                      12,380
12/31/12                 12,855                      12,754
 1/31/13                 13,462                      13,381
 2/28/13                 13,055                      13,248
 3/31/13                 13,099                      13,353
 4/30/13                 13,743                      13,961
 5/31/13                 13,580                      13,648
 6/30/13                 13,099                      13,137
 7/31/13                 13,995                      13,836
 8/31/13                 13,899                      13,658
 9/30/13                 14,943                      14,623
10/31/13                 15,461                      15,113
11/30/13                 15,520                      15,206
12/31/13                 15,861                      15,435
 1/31/14                 15,283                      14,812
 2/28/14                 16,157                      15,620
 3/31/14                 16,039                      15,550
 4/30/14                 16,313                      15,796
 5/31/14                 16,498                      16,040
 6/30/14                 16,698                      16,268
 7/31/14                 16,328                      15,978
 8/31/14                 16,335                      15,991
 9/30/14                 15,617                      15,334
10/31/14                 15,350                      15,090
11/30/14                 15,358                      15,276
12/31/14                 14,787                      14,768
 1/31/15                 14,691                      14,715
 2/28/15                 15,743                      15,595
 3/31/15                 15,409                      15,334
 4/30/15                 16,253                      15,998
 5/31/15                 16,261                      15,859
 6/30/15                 15,794                      15,408
 7/31/15                 15,639                      15,652
 8/31/15                 14,476                      14,512
 9/30/15                 13,492                      13,780             Past performance is not predictive of
10/31/15                 14,528                      14,816             future performance.
                                                                        The returns shown do not reflect the
                                                                        deduction of taxes that a shareholder
          Average Annual        One        Five        Ten              would pay on fund distributions or the
          Total Return          Year       Years      Years             redemption of fund shares.
          -------------------------------------------------------       MSCI data copyright MSCI 2015, all
                               -5.35%      2.70%      3.81%             rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE EMERGING MARKETS SERIES VS.
MSCI EMERGING MARKETS INDEX (NET DIVIDENDS)
October 31, 2005-October 31, 2015

                                    [CHART]

                The Emerging Markets Series    MSCI Emerging Markets Index
                                                    (net dividends)
               -----------------------------   ---------------------------
10/31/05                $10,000                         $10,000
11/30/05                 10,723                          10,827
12/31/05                 11,345                          11,467
 1/31/06                 12,432                          12,748
 2/28/06                 12,397                          12,733
 3/31/06                 12,565                          12,845
 4/30/06                 13,320                          13,760
 5/31/06                 11,784                          12,318
 6/30/06                 11,771                          12,288
 7/31/06                 11,988                          12,461
 8/31/06                 12,366                          12,779
 9/30/06                 12,539                          12,885
10/31/06                 13,289                          13,497
11/30/06                 14,141                          14,500
12/31/06                 14,714                          15,153
 1/31/07                 14,931                          14,993
 2/28/07                 14,705                          14,904
 3/31/07                 15,375                          15,496
 4/30/07                 16,360                          16,231
 5/31/07                 17,457                          17,019
 6/30/07                 17,745                          17,816
 7/31/07                 18,176                          18,756
 8/31/07                 17,865                          18,358
 9/30/07                 19,441                          20,385
10/31/07                 21,576                          22,659
11/30/07                 20,169                          21,052
12/31/07                 20,098                          21,126
 1/31/08                 18,349                          18,490
 2/29/08                 18,935                          19,855
 3/31/08                 18,349                          18,804
 4/30/08                 19,663                          20,330
 5/31/08                 19,778                          20,707
 6/30/08                 17,750                          18,641
 7/31/08                 17,519                          17,938
 8/31/08                 16,480                          16,506
 9/30/08                 14,190                          13,617
10/31/08                 10,453                           9,890
11/30/08                  9,507                           9,146
12/31/08                 10,253                           9,859
 1/31/09                  9,467                           9,222
 2/28/09                  8,855                           8,702
 3/31/09                 10,133                           9,953
 4/30/09                 11,638                          11,609
 5/31/09                 13,622                          13,593
 6/30/09                 13,506                          13,409
 7/31/09                 15,055                          14,917
 8/31/09                 15,109                          14,864
 9/30/09                 16,445                          16,213
10/31/09                 16,103                          16,233
11/30/09                 17,066                          16,930
12/31/09                 17,683                          17,599
 1/31/10                 16,720                          16,618
 2/28/10                 16,924                          16,676
 3/31/10                 18,344                          18,022
 4/30/10                 18,455                          18,241
 5/31/10                 16,742                          16,636
 6/30/10                 16,769                          16,514
 7/31/10                 18,247                          17,889
 8/31/10                 17,825                          17,542
 9/30/10                 19,854                          19,491
10/31/10                 20,457                          20,057
11/30/10                 20,000                          19,528
12/31/10                 21,629                          20,921
 1/31/11                 21,070                          20,354
 2/28/11                 20,923                          20,164
 3/31/11                 22,091                          21,349
 4/30/11                 22,863                          22,012
 5/31/11                 22,233                          21,434
 6/30/11                 21,971                          21,104
 7/31/11                 21,802                          21,011
 8/31/11                 20,040                          19,133
 9/30/11                 17,008                          16,344
10/31/11                 19,139                          18,508
11/30/11                 18,478                          17,275
12/31/11                 17,941                          17,067
 1/31/12                 19,862                          19,003
 2/29/12                 20,941                          20,141
 3/31/12                 20,399                          19,468
 4/30/12                 20,036                          19,236
 5/31/12                 17,878                          17,079
 6/30/12                 18,766                          17,738
 7/31/12                 18,917                          18,084
 8/31/12                 19,046                          18,024
 9/30/12                 20,111                          19,111
10/31/12                 20,009                          18,995
11/30/12                 20,271                          19,236
12/31/12                 21,460                          20,177
 1/31/13                 21,571                          20,455
 2/28/13                 21,323                          20,198
 3/31/13                 21,021                          19,850
 4/30/13                 21,261                          20,000
 5/31/13                 20,573                          19,487
 6/30/13                 19,281                          18,246
 7/31/13                 19,565                          18,437
 8/31/13                 19,108                          18,120
 9/30/13                 20,470                          19,298
10/31/13                 21,407                          20,236
11/30/13                 21,087                          19,940
12/31/13                 20,874                          19,652
 1/31/14                 19,427                          18,376
 2/28/14                 20,133                          18,984
 3/31/14                 20,843                          19,567
 4/30/14                 20,968                          19,633
 5/31/14                 21,682                          20,318
 6/30/14                 22,286                          20,858
 7/31/14                 22,552                          21,261
 8/31/14                 23,258                          21,740
 9/30/14                 21,549                          20,129
10/31/14                 21,780                          20,366
11/30/14                 21,571                          20,151
12/31/14                 20,599                          19,222
 1/31/15                 20,737                          19,337
 2/28/15                 21,372                          19,936
 3/31/15                 20,928                          19,652
 4/30/15                 22,330                          21,164
 5/31/15                 21,434                          20,316
 6/30/15                 20,919                          19,789
 7/31/15                 19,578                          18,417
 8/31/15                 17,963                          16,751
 9/30/15                 17,483                          16,247
10/31/15                 18,544                          17,406               Past performance is not predictive of
                                                                              future performance.
                                                                              The returns shown do not reflect the
                                                                              deduction of taxes that a shareholder
          Average Annual         One          Five          Ten               would pay on fund distributions or the
          Total Return           Year         Years        Years              redemption of fund shares.
          -------------------------------------------------------------       MSCI data copyright MSCI 2015, all
                                -14.86%       -1.94%       6.37%              rights reserved.

--------------------------------------------------------------------------------

                       THE DFA INVESTMENT TRUST COMPANY

                     MANAGEMENT'S DISCUSSION AND ANALYSIS
                                  (Unaudited)


 International Equity Market Review          12 Months Ended October 31, 2015

   Performance of non-U.S. developed markets was varied for the period. Small-cap stocks and growth stocks had positive returns while large-cap stocks and value stocks had negative returns. As measured by the MSCI World ex USA indices, small-cap stocks outperformed large-cap stocks, and growth stocks outperformed value stocks.

                       12 Months Ended October 31, 2015
                       --------------------------------
                                              Return in U.S. Dollars
                                              ----------------------
           MSCI World ex USA Index...........         -1.81%
           MSCI World ex USA Small Cap Index.          4.66%
           MSCI World ex USA Value Index.....         -5.92%
           MSCI World ex USA Growth Index....          2.33%

   During the period, the U.S. dollar (USD) appreciated against most developed markets currencies, decreasing USD-denominated returns in developed markets.

                           12 Months Ended October 31, 2015
                            --------------------------------
Ten Largest Foreign Developed Markets by Market Cap  Local Return Return in U.S. Dollars
---------------------------------------------------  ------------ ----------------------
                  United Kingdom....................     0.01%            -3.45%
                  Japan.............................    17.41%             9.07%
                  Canada............................    -5.27%           -18.37%
                  France............................    18.69%             4.64%
                  Switzerland.......................     3.70%             1.25%
                  Germany...........................    16.20%             2.45%
                  Australia.........................    -2.25%           -20.66%
                  Spain.............................     0.50%           -11.40%
                  Hong Kong.........................    -1.73%            -1.67%
                  Sweden............................     9.47%            -4.59%

----------
Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2015, all rights reserved.

   Emerging markets had weaker performance over the period than non-U.S. developed markets. As measured by the MSCI emerging markets indices, small-cap stocks outperformed large-cap stocks, and growth stocks outperformed value stocks.

                       12 Months Ended October 31, 2015
                       --------------------------------
                                                Return in U.S. Dollars
                                                ----------------------
         MSCI Emerging Markets Index...........         -14.53%
         MSCI Emerging Markets Small Cap Index.          -8.61%
         MSCI Emerging Markets Value Index.....         -17.62%
         MSCI Emerging Markets Growth Index....         -11.50%

   During the period, the U.S. dollar (USD) appreciated against most emerging markets currencies, decreasing USD-denominated returns in emerging markets.

                      12 Months Ended October 31, 2015
                       --------------------------------
Ten Largest Emerging Markets by Market Cap  Local Return Return in U.S. Dollars
------------------------------------------  ------------ ----------------------
              China........................     -0.76%            -0.70%
              Korea........................     -0.03%            -6.28%
              Taiwan.......................     -2.50%            -8.65%
              India........................     -2.15%            -8.06%
              South Africa.................      7.82%           -13.73%
              Brazil.......................    -15.36%           -45.97%
              Mexico.......................      0.26%           -18.22%
              Russia.......................      8.87%           -20.92%
              Malaysia.....................     -8.60%           -30.02%
              Indonesia....................    -12.35%           -22.61%

----------
Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2015, all rights reserved.

International Equity Series' Performance Overview

The DFA International Value Series

   The DFA International Value Series is designed to capture the returns of international large company value stocks. Value is measured primarily by book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2015, the Series held approximately 520 securities in 22 eligible developed countries. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Series' assets.

   For the 12 months ending October 31, 2015, total returns were -5.35% for the Series and -1.81% for the MSCI World ex USA Index (net dividends). As a result of the Series' diversified investment approach, performance was determined principally by broad trends in international equity markets rather than the behavior of a limited number of stocks. The Series had significantly greater exposure than the Index to value stocks. Value stocks generally underperformed during the period, which detracted from the Series' relative performance. Differences in the valuation timing and methodology between the Series and the Index generally detracted from the Series' relative performance. The Series prices foreign exchange rates at the closing of the U.S. markets while the Index uses rates at 4 p.m. London time. The Series also may use fair value pricing to price certain portfolio securities at the closing of the U.S. markets while the Index uses local market closing prices.

The Emerging Markets Series

   The Emerging Markets Series is designed to capture the returns of large-cap stocks in selected emerging markets countries. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2015, the Series held approximately 1,100 securities across 21 eligible emerging markets. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Series' assets.

   For the 12 months ended October 31, 2015, total returns were -14.86% for the Series and -14.53% for the MSCI Emerging Markets Index (net dividends). As a result of the Series' diversified approach, performance was generally determined by broad trends in emerging markets rather than the behavior of a limited number of stocks. The Series' relative underperformance was driven primarily by country allocation differences between the Series and the Index. The Series' lower allocation to China, which outperformed most other emerging markets during the period, detracted from relative performance. This was partially offset by the Series' greater allocation to Taiwan, which also generally outperformed.

                       THE DFA INVESTMENT TRUST COMPANY

                          DISCLOSURE OF FUND EXPENSES
                                  (Unaudited)


   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   Actual Fund Return

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   Hypothetical Example for Comparison Purposes

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                            Six Months Ended October 31, 2015
  EXPENSE TABLES
                                      Beginning  Ending              Expenses
                                       Account  Account   Annualized   Paid
                                        Value    Value     Expense    During
                                      05/01/15  10/31/15    Ratio*   Period*
                                      --------- --------- ---------- --------
  The DFA International Value Series
  ----------------------------------
  Actual Fund Return................. $1,000.00 $  893.80    0.22%    $1.05
  Hypothetical 5% Annual Return...... $1,000.00 $1,024.10    0.22%    $1.12

  The Emerging Markets Series
  ---------------------------
  Actual Fund Return................. $1,000.00 $  830.50    0.16%    $0.74
  Hypothetical 5% Annual Return...... $1,000.00 $1,024.40    0.16%    $0.82

----------

* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.

                       THE DFA INVESTMENT TRUST COMPANY

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (Unaudited)


   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For The DFA Investment Trust Company, this would be for the fiscal quarters ending
January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-Q with the SEC on September 29, 2015. They are available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

INTERNATIONAL EQUITY PORTFOLIOS

                      The DFA International Value Series
              Consumer Discretionary.......................  12.4%
              Consumer Staples.............................   3.7%
              Energy.......................................  14.4%
              Financials...................................  34.7%
              Health Care..................................   0.9%
              Industrials..................................  10.4%
              Information Technology.......................   3.3%
              Materials....................................  11.8%
              Other........................................    --
              Telecommunication Services...................   5.9%
              Utilities....................................   2.5%
                                                            -----
                                                            100.0%

                          The Emerging Markets Series
              Consumer Discretionary.......................  10.0%
              Consumer Staples.............................   9.5%
              Energy.......................................   6.6%
              Financials...................................  26.3%
              Health Care..................................   3.2%
              Industrials..................................   8.1%
              Information Technology.......................  18.6%
              Materials....................................   7.6%
              Other........................................    --
              Telecommunication Services...................   6.7%
              Utilities....................................   3.4%
                                                            -----
                                                            100.0%

                      THE DFA INTERNATIONAL VALUE SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2015

                                                                 Percentage
                                         Shares     Value++    of Net Assets**
                                         ------     -------    ---------------
  COMMON STOCKS -- (94.9%)
  AUSTRALIA -- (5.6%)
      BHP Billiton, Ltd................ 5,172,675 $ 84,835,680            0.9%
      BHP Billiton, Ltd. Sponsored ADR. 1,465,288   48,193,322            0.5%
      Macquarie Group, Ltd.............   982,233   59,473,059            0.6%
      Other Securities.................            344,551,404            3.8%
                                                  ------------          ------
  TOTAL AUSTRALIA......................            537,053,465            5.8%
                                                  ------------          ------

  AUSTRIA -- (0.1%)
      Other Securities.................             10,400,098            0.1%
                                                  ------------          ------

  BELGIUM -- (1.3%)
      Other Securities.................            124,483,972            1.3%
                                                  ------------          ------

  CANADA -- (7.4%)
      Bank of Montreal................. 1,105,966   64,245,565            0.7%
      Manulife Financial Corp.......... 3,287,435   54,505,652            0.6%
      Suncor Energy, Inc............... 3,750,370  111,599,034            1.2%
      Other Securities.................            479,872,309            5.2%
                                                  ------------          ------
  TOTAL CANADA.........................            710,222,560            7.7%
                                                  ------------          ------

  DENMARK -- (1.6%)
      Other Securities.................            153,265,271            1.7%
                                                  ------------          ------

  FINLAND -- (0.6%)
      Other Securities.................             60,810,526            0.7%
                                                  ------------          ------

  FRANCE -- (9.3%)
      AXA SA........................... 4,004,754  106,879,326            1.2%
      BNP Paribas SA................... 1,005,680   60,941,389            0.7%
  #   Cie de Saint-Gobain.............. 1,789,605   74,914,737            0.8%
      Engie SA......................... 3,247,971   56,842,074            0.6%
      Orange SA........................ 4,969,645   87,623,255            0.9%
      Renault SA.......................   759,515   71,564,612            0.8%
      Societe Generale SA.............. 1,935,625   89,896,621            1.0%
  #   Total SA......................... 3,202,849  154,885,992            1.7%
      Other Securities.................            191,929,736            2.0%
                                                  ------------          ------
  TOTAL FRANCE.........................            895,477,742            9.7%
                                                  ------------          ------

  GERMANY -- (7.3%)
      Allianz SE.......................   730,758  127,932,134            1.4%
      Allianz SE Sponsored ADR......... 2,811,910   49,349,021            0.5%
      Bayerische Motoren Werke AG......   836,920   85,724,339            0.9%
      Daimler AG....................... 2,214,556  192,032,407            2.1%
      Other Securities.................            250,012,427            2.7%
                                                  ------------          ------
  TOTAL GERMANY........................            705,050,328            7.6%
                                                  ------------          ------

  HONG KONG -- (2.2%)
      Other Securities.................            213,300,423            2.3%
                                                  ------------          ------

  IRELAND -- (0.3%)
      Other Securities.................             25,921,424            0.3%
                                                  ------------          ------

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                         Percentage
                                               Shares      Value++     of Net Assets**
                                               ------      -------     ---------------
ISRAEL -- (0.4%)
    Other Securities........................            $   35,459,088            0.4%
                                                        --------------          ------

ITALY -- (1.8%)
    UniCredit SpA........................... 10,827,146     69,911,588            0.7%
    Other Securities........................               104,201,022            1.2%
                                                        --------------          ------
TOTAL ITALY.................................               174,112,610            1.9%
                                                        --------------          ------

JAPAN -- (21.4%)
    Hitachi, Ltd............................  7,531,000     43,444,754            0.5%
    Honda Motor Co., Ltd....................  3,334,800    110,316,638            1.2%
    ITOCHU Corp.............................  3,608,800     45,156,836            0.5%
    Mitsubishi UFJ Financial Group, Inc..... 21,459,506    138,789,997            1.5%
    Mizuho Financial Group, Inc............. 51,633,200    106,356,355            1.2%
    Nissan Motor Co., Ltd...................  5,844,900     60,589,514            0.7%
#   Sumitomo Mitsui Financial Group, Inc....  2,728,500    108,849,809            1.2%
    Other Securities........................             1,441,016,272           15.5%
                                                        --------------          ------
TOTAL JAPAN.................................             2,054,520,175           22.3%
                                                        --------------          ------

NETHERLANDS -- (2.8%)
    ING Groep NV............................  6,261,830     91,466,780            1.0%
    Koninklijke Philips NV..................  1,816,357     48,966,694            0.5%
    Other Securities........................               128,818,636            1.4%
                                                        --------------          ------
TOTAL NETHERLANDS...........................               269,252,110            2.9%
                                                        --------------          ------

NEW ZEALAND -- (0.1%)
    Other Securities........................                 6,670,339            0.1%
                                                        --------------          ------

NORWAY -- (0.6%)
    Other Securities........................                61,668,622            0.7%
                                                        --------------          ------

PORTUGAL -- (0.0%)
    Other Securities........................                 4,300,068            0.0%
                                                        --------------          ------

SINGAPORE -- (1.0%)
    Other Securities........................                91,074,356            1.0%
                                                        --------------          ------

SPAIN -- (2.9%)
    Banco Santander SA...................... 19,371,024    108,210,378            1.2%
    Iberdrola SA............................ 14,302,198    101,990,959            1.1%
    Other Securities........................                70,374,756            0.7%
                                                        --------------          ------
TOTAL SPAIN.................................               280,576,093            3.0%
                                                        --------------          ------

SWEDEN -- (3.0%)
    Svenska Cellulosa AB SCA Class B........  2,234,256     65,807,693            0.7%
    Telefonaktiebolaget LM Ericsson Class B.  4,879,427     47,489,038            0.5%
    Other Securities........................               174,423,981            1.9%
                                                        --------------          ------
TOTAL SWEDEN................................               287,720,712            3.1%
                                                        --------------          ------

SWITZERLAND -- (8.5%)
    ABB, Ltd................................  4,761,575     89,830,421            1.0%
    Adecco SA...............................    640,328     47,598,969            0.5%
    Cie Financiere Richemont SA.............    928,099     79,582,225            0.9%
    LafargeHolcim, Ltd......................    932,270     52,500,549            0.6%
    Swiss Re AG.............................  1,037,390     96,301,702            1.0%
    UBS Group AG............................  2,463,478     49,201,633            0.5%

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                                  Percentage
                                                        Shares      Value++     of Net Assets**
                                                        ------      -------     ---------------
SWITZERLAND -- (Continued)
      Zurich Insurance Group AG......................    343,651 $   90,689,469            1.0%
      Other Securities...............................               316,311,917            3.4%
                                                                 --------------          ------
TOTAL SWITZERLAND....................................               822,016,885            8.9%
                                                                 --------------          ------

UNITED KINGDOM -- (16.7%)
      Barclays P.L.C. Sponsored ADR..................  5,103,338     72,620,500            0.8%
      BP P.L.C. Sponsored ADR........................  8,753,160    312,487,811            3.4%
      HSBC Holdings P.L.C............................ 20,428,278    159,605,431            1.7%
#     HSBC Holdings P.L.C. Sponsored ADR.............  2,554,625     99,809,198            1.1%
      Royal Dutch Shell P.L.C. Class A...............  1,867,596     48,757,978            0.5%
      Royal Dutch Shell P.L.C. Sponsored ADR Class A.  1,338,497     70,217,553            0.8%
#     Royal Dutch Shell P.L.C. Sponsored ADR Class B.  3,323,210    175,099,935            1.9%
      Standard Chartered P.L.C.......................  4,035,713     44,798,973            0.5%
      Vodafone Group P.L.C........................... 58,351,986    192,032,427            2.1%
      Vodafone Group P.L.C. Sponsored ADR............  4,011,201    132,249,306            1.4%
      Other Securities...............................               295,091,397            3.2%
                                                                 --------------          ------
TOTAL UNITED KINGDOM.................................             1,602,770,509           17.4%
                                                                 --------------          ------
TOTAL COMMON STOCKS..................................             9,126,127,376           98.9%
                                                                 --------------          ------

PREFERRED STOCKS -- (0.6%)
GERMANY -- (0.6%)
      Volkswagen AG..................................    396,506     47,594,617            0.5%
      Other Securities...............................                13,660,500            0.2%
                                                                 --------------          ------
TOTAL GERMANY........................................                61,255,117            0.7%
                                                                 --------------          ------
TOTAL PREFERRED STOCKS...............................                61,255,117            0.7%
                                                                 --------------          ------

RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
      Other Securities...............................                        --            0.0%
                                                                 --------------          ------

SPAIN -- (0.0%)
      Other Securities...............................                 1,065,068            0.0%
                                                                 --------------          ------
TOTAL RIGHTS/WARRANTS................................                 1,065,068            0.0%
                                                                 --------------          ------
TOTAL INVESTMENT SECURITIES..........................             9,188,447,561
                                                                 --------------

                                                                    Value+
                                                          -         ------             -
SECURITIES LENDING COLLATERAL -- (4.5%)
(S)@  DFA Short Term Investment Fund................. 37,531,967    434,244,856            4.7%
                                                                 --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $9,600,064,667)............................              $9,622,692,417          104.3%
                                                                 ==============          ======

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


Summary of the Series' investments as of October 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     Investments in Securities (Market Value)
                               ----------------------------------------------------
                                  Level 1        Level 2     Level 3     Total
                               -------------- -------------- ------- --------------
Common Stocks
  Australia................... $   57,726,184 $  479,327,281   --    $  537,053,465
  Austria.....................             --     10,400,098   --        10,400,098
  Belgium.....................      4,913,352    119,570,620   --       124,483,972
  Canada......................    710,222,560             --   --       710,222,560
  Denmark.....................             --    153,265,271   --       153,265,271
  Finland.....................      2,150,379     58,660,147   --        60,810,526
  France......................      4,266,340    891,211,402   --       895,477,742
  Germany.....................     72,150,156    632,900,172   --       705,050,328
  Hong Kong...................             --    213,300,423   --       213,300,423
  Ireland.....................      5,888,310     20,033,114   --        25,921,424
  Israel......................        788,648     34,670,440   --        35,459,088
  Italy.......................     25,889,612    148,222,998   --       174,112,610
  Japan.......................     63,194,952  1,991,325,223   --     2,054,520,175
  Netherlands.................     28,977,472    240,274,638   --       269,252,110
  New Zealand.................             --      6,670,339   --         6,670,339
  Norway......................     15,266,905     46,401,717   --        61,668,622
  Portugal....................             --      4,300,068   --         4,300,068
  Singapore...................             --     91,074,356   --        91,074,356
  Spain.......................      4,304,148    276,271,945   --       280,576,093
  Sweden......................      8,128,809    279,591,903   --       287,720,712
  Switzerland.................     41,604,334    780,412,551   --       822,016,885
  United Kingdom..............    891,654,132    711,116,377   --     1,602,770,509
Preferred Stocks
  Germany.....................             --     61,255,117   --        61,255,117
Rights/Warrants
  Australia...................             --             --   --                --
  Spain.......................             --      1,065,068   --         1,065,068
Securities Lending Collateral.             --    434,244,856   --       434,244,856
                               -------------- --------------   --    --------------
TOTAL......................... $1,937,126,293 $7,685,566,124   --    $9,622,692,417
                               ============== ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                          THE EMERGING MARKETS SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2015

                                                                                   Percentage
                                                           Shares     Value++    of Net Assets**
                                                           ------     -------    ---------------
COMMON STOCKS -- (93.0%)
BRAZIL -- (4.4%)
    AMBEV SA ADR........................................  5,984,451 $ 29,144,276            0.7%
    Other Securities....................................             171,710,417            3.9%
                                                                    ------------          ------
TOTAL BRAZIL............................................             200,854,693            4.6%
                                                                    ------------          ------

CHILE -- (1.4%)
    Other Securities....................................              66,291,852            1.5%
                                                                    ------------          ------

CHINA -- (14.4%)
    Bank of China, Ltd. Class H......................... 61,469,181   28,986,487            0.7%
    China Construction Bank Corp. Class H............... 67,009,590   48,565,595            1.1%
#   China Life Insurance Co., Ltd. ADR..................    859,836   15,528,638            0.4%
#   China Mobile, Ltd. Sponsored ADR....................    914,028   55,125,029            1.3%
#   CNOOC, Ltd. Sponsored ADR...........................    127,716   14,518,755            0.3%
    Industrial & Commercial Bank of China, Ltd. Class H. 71,229,185   45,181,034            1.0%
    Ping An Insurance Group Co. of China, Ltd. Class H..  4,622,500   25,976,962            0.6%
    Tencent Holdings, Ltd...............................  4,351,400   81,797,358            1.9%
    Other Securities....................................             351,334,782            7.8%
                                                                    ------------          ------
TOTAL CHINA.............................................             667,014,640           15.1%
                                                                    ------------          ------

COLOMBIA -- (0.5%)
    Other Securities....................................              22,932,415            0.5%
                                                                    ------------          ------

CZECH REPUBLIC -- (0.2%)
    Other Securities....................................               8,061,923            0.2%
                                                                    ------------          ------

EGYPT -- (0.1%)
    Other Securities....................................               5,936,662            0.1%
                                                                    ------------          ------

GREECE -- (0.3%)
    Other Securities....................................              15,529,848            0.4%
                                                                    ------------          ------

HUNGARY -- (0.3%)
    Other Securities....................................              12,756,313            0.3%
                                                                    ------------          ------

INDIA -- (11.6%)
    Axis Bank, Ltd......................................  1,931,821   14,003,393            0.3%
    HDFC Bank, Ltd......................................  1,530,953   25,612,509            0.6%
    Hindustan Unilever, Ltd.............................  1,148,145   14,073,935            0.3%
    Infosys, Ltd........................................  1,851,162   32,036,099            0.7%
    Infosys, Ltd. Sponsored ADR.........................    847,888   15,397,646            0.4%
    ITC, Ltd............................................  3,140,460   16,034,368            0.4%
    Reliance Industries, Ltd............................  1,666,009   24,098,221            0.6%
    Sun Pharmaceutical Industries, Ltd..................  1,065,601   14,463,279            0.3%
    Tata Consultancy Services, Ltd......................    716,717   27,377,531            0.6%
    Other Securities....................................             353,705,076            8.0%
                                                                    ------------          ------
TOTAL INDIA.............................................             536,802,057           12.2%
                                                                    ------------          ------

INDONESIA -- (2.8%)
    Bank Central Asia Tbk PT............................ 15,447,700   14,511,990            0.3%
    Other Securities....................................             115,662,446            2.7%
                                                                    ------------          ------
TOTAL INDONESIA.........................................             130,174,436            3.0%
                                                                    ------------          ------

THE EMERGING MARKETS SERIES
CONTINUED

                                                                         Percentage
                                                 Shares     Value++    of Net Assets**
                                                 ------     -------    ---------------
MALAYSIA -- (3.9%)
#   Public Bank Bhd...........................  3,537,614 $ 14,872,843            0.3%
    Other Securities..........................             167,210,332            3.8%
                                                          ------------          ------
TOTAL MALAYSIA................................             182,083,175            4.1%
                                                          ------------          ------

MEXICO -- (5.7%)
    Alfa S.A.B. de C.V. Class A...............  7,756,508   16,078,584            0.4%
    America Movil S.A.B. de C.V. Series L..... 46,329,297   41,230,713            0.9%
    Fomento Economico Mexicano S.A.B. de C.V..  1,793,669   17,701,267            0.4%
    Grupo Financiero Banorte S.A.B. de C.V....  5,018,245   26,865,769            0.6%
    Grupo Mexico S.A.B. de C.V. Series B......  6,016,393   14,664,179            0.3%
    Grupo Televisa S.A.B. Series CPO..........  3,235,650   18,832,737            0.4%
    Wal-Mart de Mexico S.A.B. de C.V..........  7,054,235   18,684,255            0.4%
    Other Securities..........................             108,728,773            2.6%
                                                          ------------          ------
TOTAL MEXICO..................................             262,786,277            6.0%
                                                          ------------          ------

PERU -- (0.2%)
    Other Securities..........................               9,743,908            0.2%
                                                          ------------          ------

PHILIPPINES -- (1.9%)
    Other Securities..........................              85,662,053            1.9%
                                                          ------------          ------

POLAND -- (1.7%)
    Other Securities..........................              79,130,660            1.8%
                                                          ------------          ------

RUSSIA -- (1.7%)
    Gazprom PAO Sponsored ADR.................  5,214,789   21,976,852            0.5%
    Other Securities..........................              58,429,365            1.3%
                                                          ------------          ------
TOTAL RUSSIA..................................              80,406,217            1.8%
                                                          ------------          ------

SOUTH AFRICA -- (7.9%)
    Bidvest Group, Ltd. (The).................    648,157   16,556,883            0.4%
#   FirstRand, Ltd............................  4,702,056   17,229,920            0.4%
#   MTN Group, Ltd............................  2,516,919   28,654,142            0.7%
    Naspers, Ltd. Class N.....................    355,437   51,891,806            1.2%
    Sasol, Ltd. Sponsored ADR.................    736,675   23,691,468            0.5%
    Standard Bank Group, Ltd..................  1,835,594   19,072,052            0.4%
#   Steinhoff International Holdings, Ltd.....  3,065,957   18,743,536            0.4%
    Other Securities..........................             191,056,135            4.3%
                                                          ------------          ------
TOTAL SOUTH AFRICA............................             366,895,942            8.3%
                                                          ------------          ------

SOUTH KOREA -- (15.2%)
    Hyundai Motor Co..........................    175,874   24,023,437            0.6%
    Kia Motors Corp...........................    293,465   14,324,640            0.3%
#   NAVER Corp................................     33,801   17,748,056            0.4%
    Samsung Electronics Co., Ltd..............     97,289  116,690,919            2.7%
    Samsung Electronics Co., Ltd. GDR.........     52,509   31,372,488            0.7%
    SK Holdings Co., Ltd......................     64,669   15,116,455            0.4%
    SK Hynix, Inc.............................    705,494   18,880,589            0.4%
    Other Securities..........................             464,372,185           10.5%
                                                          ------------          ------
TOTAL SOUTH KOREA.............................             702,528,769           16.0%
                                                          ------------          ------

TAIWAN -- (14.3%)
#   Advanced Semiconductor Engineering, Inc... 13,107,929   15,132,511            0.4%
    Fubon Financial Holding Co., Ltd..........  8,611,233   13,918,518            0.3%
    Hon Hai Precision Industry Co., Ltd....... 15,085,867   40,099,117            0.9%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                          Percentage
                                                                Shares      Value++     of Net Assets**
                                                                ------      -------     ---------------
TAIWAN -- (continued)
      Taiwan Semiconductor Manufacturing Co., Ltd............ 25,188,808 $  106,137,215            2.4%
#     Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored
       ADR...................................................  1,672,158     36,720,590            0.8%
#     United Microelectronics Corp........................... 39,806,000     14,517,893            0.3%
      Other Securities.......................................               436,017,779            9.9%
                                                                         --------------          ------
TOTAL TAIWAN.................................................               662,543,623           15.0%
                                                                         --------------          ------

THAILAND -- (2.7%)
      Other Securities.......................................               122,614,666            2.8%
                                                                         --------------          ------

TURKEY -- (1.8%)
      Other Securities.......................................                83,447,887            1.9%
                                                                         --------------          ------
TOTAL COMMON STOCKS..........................................             4,304,198,016           97.7%
                                                                         --------------          ------

PREFERRED STOCKS -- (2.0%)
BRAZIL -- (1.9%)
      Banco Bradesco SA......................................  3,343,289     18,213,688            0.4%
      Itau Unibanco Holding SA...............................  4,198,270     28,833,771            0.7%
      Other Securities.......................................                38,228,983            0.9%
                                                                         --------------          ------
TOTAL BRAZIL.................................................                85,276,442            2.0%
                                                                         --------------          ------

CHILE -- (0.0%)
      Other Securities.......................................                   416,755            0.0%
                                                                         --------------          ------

COLOMBIA -- (0.1%)
      Other Securities.......................................                 4,405,111            0.1%
                                                                         --------------          ------
TOTAL PREFERRED STOCKS.......................................                90,098,308            2.1%
                                                                         --------------          ------

RIGHTS/WARRANTS -- (0.0%)
SOUTH KOREA -- (0.0%)
      Other Securities.......................................                    86,734            0.0%
                                                                         --------------          ------

THAILAND -- (0.0%)
      Other Securities.......................................                    94,316            0.0%
                                                                         --------------          ------
TOTAL RIGHTS/WARRANTS........................................                   181,050            0.0%
                                                                         --------------          ------

BONDS -- (0.0%)
INDIA -- (0.0%)
      Other Securities.......................................                    38,152            0.0%
                                                                         --------------          ------
TOTAL INVESTMENT SECURITIES..................................             4,394,515,526
                                                                         --------------

                                                                            Value+
                                                                  -         ------             -
SECURITIES LENDING COLLATERAL -- (5.0%)
(S)@  DFA Short Term Investment Fund......................... 20,193,192    233,635,232            5.3%
                                                                         --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $4,090,568,631)....................................              $4,628,150,758          105.1%
                                                                         ==============          ======

THE EMERGING MARKETS SERIES
CONTINUED


Summary of the Series' investments as of October 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investments in Securities (Market Value)
                               --------------------------------------------------
                                 Level 1       Level 2     Level 3     Total
                               ------------ -------------- ------- --------------
Common Stocks
  Brazil...................... $ 72,351,895 $  128,502,798   --    $  200,854,693
  Chile.......................   29,417,791     36,874,061   --        66,291,852
  China.......................  119,678,667    547,335,973   --       667,014,640
  Colombia....................   22,932,415             --   --        22,932,415
  Czech Republic..............           --      8,061,923   --         8,061,923
  Egypt.......................           --      5,936,662   --         5,936,662
  Greece......................           --     15,529,848   --        15,529,848
  Hungary.....................           --     12,756,313   --        12,756,313
  India.......................   36,809,493    499,992,564   --       536,802,057
  Indonesia...................    3,914,328    126,260,108   --       130,174,436
  Malaysia....................           --    182,083,175   --       182,083,175
  Mexico......................  262,786,277             --   --       262,786,277
  Peru........................    9,743,908             --   --         9,743,908
  Philippines.................    2,373,039     83,289,014   --        85,662,053
  Poland......................           --     79,130,660   --        79,130,660
  Russia......................    2,164,213     78,242,004   --        80,406,217
  South Africa................   47,016,645    319,879,297   --       366,895,942
  South Korea.................   21,125,090    681,403,679   --       702,528,769
  Taiwan......................   45,371,102    617,172,521   --       662,543,623
  Thailand....................  122,614,666             --   --       122,614,666
  Turkey......................      731,735     82,716,152   --        83,447,887
Preferred Stocks
  Brazil......................    8,075,458     77,200,984   --        85,276,442
  Chile.......................           --        416,755   --           416,755
  Colombia....................    4,405,111             --   --         4,405,111
Rights/Warrants
  South Korea.................           --         86,734   --            86,734
  Thailand....................           --         94,316   --            94,316
Bonds
  India.......................           --         38,152   --            38,152
Securities Lending Collateral.           --    233,635,232   --       233,635,232
                               ------------ --------------   --    --------------
TOTAL......................... $811,511,833 $3,816,638,925   --    $4,628,150,758
                               ============ ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2015
                            (Amounts in thousands)

                                                                                               The DFA
                                                                                            International  The Emerging
                                                                                            Value Series* Markets Series
                                                                                            ------------- --------------
ASSETS:
Investments at Value (including $418,689 and $377,198 of securities on loan, respectively).  $9,188,447     $4,394,516
Collateral from Securities on Loan Invested in Affiliate at Value & Cost...................     434,245        233,635
Foreign Currencies at Value................................................................      12,800          2,861
Cash.......................................................................................       2,677             --
Receivables:
  Investment Securities Sold...............................................................      10,770         32,225
  Dividends, Interest and Tax Reclaims.....................................................      27,006          2,332
  Securities Lending Income................................................................         392            779
Unrealized Gain on Foreign Currency Contracts..............................................           7              2
                                                                                             ----------     ----------
     Total Assets..........................................................................   9,676,344      4,666,350
                                                                                             ----------     ----------
LIABILITIES:
Payables:
  Due to Custodian.........................................................................          --             58
  Upon Return of Securities Loaned.........................................................     434,245        233,635
  Investment Securities Purchased..........................................................      12,024          1,215
  Due to Advisor...........................................................................       1,559            379
  Line of Credit...........................................................................          --         26,899
Unrealized Loss on Foreign Currency Contracts..............................................           1             30
Accrued Expenses and Other Liabilities.....................................................         610            579
                                                                                             ----------     ----------
     Total Liabilities.....................................................................     448,439        262,795
                                                                                             ----------     ----------
NET ASSETS.................................................................................  $9,227,905     $4,403,555
                                                                                             ==========     ==========
Investments at Cost........................................................................  $9,165,820     $3,856,933
Foreign Currencies at Cost.................................................................  $   12,765     $    2,854

----------
* See Note I in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2015
                            (Amounts in thousands)

                                                                                     The DFA    The Emerging
                                                                                  International   Markets
                                                                                  Value Series     Series
                                                                                  ------------- ------------
Investment Income
  Dividends (Net of Foreign Taxes Withheld of $26,207 and $14,586, respectively).  $   325,317   $ 102,490
  Interest.......................................................................           --          49
  Income from Securities Lending.................................................        9,274       5,876
                                                                                   -----------   ---------
     Total Investment Income.....................................................      334,591     108,415
                                                                                   -----------   ---------
Expenses
  Investment Advisory Services Fees..............................................       18,962       4,259
  Accounting & Transfer Agent Fees...............................................          488         226
  Custodian Fees.................................................................          857       1,963
  Shareholders' Reports..........................................................           24          10
  Directors'/Trustees' Fees & Expenses...........................................           46          20
  Professional Fees..............................................................          252         172
  Other..........................................................................          155         105
                                                                                   -----------   ---------
     Total Expenses..............................................................       20,784       6,755
                                                                                   -----------   ---------
  Fees Paid Indirectly (Note C)..................................................          (19)        (31)
                                                                                   -----------   ---------
  Net Expenses...................................................................       20,765       6,724
                                                                                   -----------   ---------
  Net Investment Income (Loss)...................................................      313,826     101,691
                                                                                   -----------   ---------
Realized and Unrealized Gain (Loss)
  Net Realized Gain (Loss) on:
    Investment Securities Sold...................................................      244,684     (99,010)
    Futures......................................................................           --       2,478
    Foreign Currency Transactions................................................       (5,879)     (2,204)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency...................................   (1,034,230)   (686,412)
    Translation of Foreign Currency Denominated Amounts..........................          654         (95)
                                                                                   -----------   ---------
  Net Realized and Unrealized Gain (Loss)........................................     (794,771)   (785,243)
                                                                                   -----------   ---------
Net Increase (Decrease) in Net Assets Resulting from Operations..................  $  (480,945)  $(683,552)
                                                                                   ===========   =========

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                                The DFA International    The Emerging Markets
                                                                     Value Series               Series
                                                               -----------------------  ----------------------
                                                                   Year        Year        Year        Year
                                                                  Ended       Ended       Ended       Ended
                                                                 Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,
                                                                   2015        2014        2015        2014
                                                               -----------  ----------  ----------  ----------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)................................ $   313,826  $  419,781  $  101,691  $   99,780
  Net Realized Gain (Loss) on:
    Investment Securities Sold*...............................     244,684     173,096     (99,010)    (24,811)
    Futures...................................................          --          --       2,478          --
    Foreign Currency Transactions.............................      (5,879)     (1,763)     (2,204)       (653)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency................  (1,034,230)   (672,491)   (686,412)     12,344
    Translation of Foreign Currency Denominated Amounts.......         654      (1,379)        (95)        (12)
                                                               -----------  ----------  ----------  ----------
     Net Increase (Decrease) in Net Assets Resulting from
      Operations..............................................    (480,945)    (82,756)   (683,552)     86,648
                                                               -----------  ----------  ----------  ----------
Transactions in Interest:
  Contributions...............................................   1,070,207   1,022,273   1,463,845     527,157
  Withdrawals.................................................    (705,023)   (387,981)   (562,189)   (194,514)
                                                               -----------  ----------  ----------  ----------
     Net Increase (Decrease) from Transactions in Interest....     365,184     634,292     901,656     332,643
                                                               -----------  ----------  ----------  ----------
     Total Increase (Decrease) in Net Assets..................    (115,761)    551,536     218,104     419,291
Net Assets
  Beginning of Year...........................................   9,343,666   8,792,130   4,185,451   3,766,160
                                                               -----------  ----------  ----------  ----------
  End of Year................................................. $ 9,227,905  $9,343,666  $4,403,555  $4,185,451
                                                               ===========  ==========  ==========  ==========

----------
* Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS


                                                                            The DFA International Value Series
                                                              ------------------------------------------------------------
                                                                  Year         Year        Year        Year         Year
                                                                 Ended        Ended       Ended       Ended        Ended
                                                                Oct. 31,     Oct. 31,    Oct. 31,    Oct. 31,     Oct. 31,
                                                                  2015         2014        2013        2012         2011
----------------------------------------------------------------------------------------------------------------------------
Total Return.................................................      (5.35)%      (0.72)%      28.18%       3.17%      (8.04)%
----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).......................... $9,227,905   $9,343,666   $8,792,130  $7,238,249  $6,955,907
Ratio of Expenses to Average Net Assets......................       0.22%        0.22%        0.22%       0.24%       0.23%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid
 Indirectly).................................................       0.22%        0.22%        0.22%       0.24%       0.23%
Ratio of Net Investment Income to Average Net Assets.........       3.31%        4.50%        3.20%       3.75%       3.47%
Portfolio Turnover Rate......................................         21%          17%          15%         14%          9%
----------------------------------------------------------------------------------------------------------------------------

                                                                               The Emerging Markets Series
                                                              -----------------------------------------------------------
                                                                  Year        Year        Year        Year         Year
                                                                 Ended       Ended       Ended       Ended        Ended
                                                                Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,     Oct. 31,
                                                                  2015        2014        2013        2012         2011
---------------------------------------------------------------------------------------------------------------------------
Total Return.................................................     (14.86)%       1.74%       6.99%       4.55%      (6.44)%
---------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).......................... $4,403,555   $4,185,451  $3,766,160  $2,913,307  $2,439,981
Ratio of Expenses to Average Net Assets......................       0.16%        0.15%       0.16%       0.20%       0.20%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid
 Indirectly).................................................       0.16%        0.15%       0.16%       0.20%       0.20%
Ratio of Net Investment Income to Average Net Assets.........       2.39%        2.51%       2.38%       2.55%       2.48%
Portfolio Turnover Rate......................................          9%           5%          4%          5%         16%
---------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                         NOTES TO FINANCIAL STATEMENTS


A. Organization:

   The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of eleven operational portfolios, two of which, The DFA International Value Series and The Emerging Markets Series (the "Series"), are presented in this report. The remaining portfolios are presented in separate reports.

B. Significant Accounting Policies:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Series utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Series' own assumptions in determining the fair value of investments)

   Securities held by the Series including over-the-counter securities, are valued at the last quoted sale price at the close of the exchanges on which they are principally traded (official closing price). International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Series that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Series value the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Series may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   The Series will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time that the net asset value of each Series is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time each Series prices its shares at the close of the NYSE, the Series will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on each Series' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the Series have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Series utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When the Series use fair value pricing, the values assigned to the foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Listed derivatives, such as futures, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy.

   A summary of the inputs used to value the Series' investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Summary Schedules of Portfolio Holdings. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   For the year ended October 31, 2015, there were no significant transfers between Level 1 and Level 2 and no significant Level 3 investments held by the Series.

   2. Foreign Currency Translation: Securities and other assets and liabilities of the Series whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

   The Series do not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities whether realized or unrealized.

   Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the Series and the U.S. dollar equivalent amounts actually received or paid.

   3. Deferred Compensation Plan: Each eligible Director/Trustee of the Trust may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors/Trustees may defer payment of all or a portion of their total fees earned as a Director/Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

   Each Director/Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director/Trustee shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's/Trustee's deferred compensation until a date specified by such Director/Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director/Trustee ceases to be a member of the Board; and (ii) five years following the effective date of the Director's/Trustee's first deferral election. If a Director/Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's/Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director/Trustee ceases to be a member of the Board (unless the Director/Trustee files an amended Notice selecting a different distribution date). As of October 31, 2015, none of the Directors/Trustees have requested or received a distribution of proceeds of a deferred fee account.

   4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Series estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities, utilizing the effective interest method. Expenses directly attributable to a Series are directly charged. Common expenses of the Trust or Series are allocated using methods approved by the Board, generally based on average net assets.

   The Series may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Series accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

   The Emerging Markets Series is subject to a 15% tax on short-term capital gains for investments in India. Such taxes are due upon sale of individual securities. The capital gains taxes are recognized when the capital gains are earned.

C. Investment Advisor:

   The Advisor, Dimensional Fund Advisors LP, provides investment advisory services to each Series. On May 8, 2015 and June 10, 2015 at a Special Joint Meeting of Shareholders, shareholders of the Series approved new investment management agreements, which became effective July 21, 2015, that provide a uniform agreement that increases transparency and better describes all of the services that the Advisor provides to each Series. The rate charged to each Series under the new investment management agreement for investment management services is equal to the rate charged under each Series' previous investment advisory agreement with the Advisor. For the year ended October 31, 2015, the investment advisory services/management fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.20% and 0.10% of average daily net assets for The DFA International Value Series and The Emerging Markets Series, respectively.

Earned Income Credit:

   In addition, the Series have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of each Series' custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of each Series' net assets. During the year ended October 31, 2015, expenses reduced were as follows (amounts in thousands):

                                                     Fees Paid
                                                     Indirectly
                                                     ----------
                 The DFA International Value Series.    $19
                 The Emerging Markets Series........     31

Fees Paid to Officers and Directors/Trustees:

   Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Trust; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Trust. For the year ended October 31, 2015, the total related amounts paid by the Trust to the CCO were $84 (in thousands). The total related amounts paid by each of the Series are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

   At October 31, 2015, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

                    The DFA International Value Series. $293
                    The Emerging Markets Series........  108

E. Purchases and Sales of Securities:

For the year ended October 31, 2015, the Series made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

                                               Purchases    Sales
           -                                   ---------- ----------
           The DFA International Value Series. $2,665,270 $1,984,575
           The Emerging Markets Series........  1,395,127    380,617

   There were no purchases or sales of long-term U.S. government securities.

F. Federal Income Taxes:

   No provision for federal income taxes is required since the Series are treated as partnerships for federal income tax purposes. Any net investment income and realized and unrealized gains and losses have been deemed to have been "passed down" to their respective partners.

   At October 31, 2015, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                          Net Unrealized
                                    Federal Tax  Unrealized   Unrealized   Appreciation
                                       Cost     Appreciation Depreciation (Depreciation)
                                    ----------- ------------ ------------ --------------
The DFA International Value Series. $9,610,599   $1,293,660   $(600,495)     $693,165
The Emerging Markets Series........  4,110,214    1,080,042    (562,105)      517,937

   The difference between book basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales.

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed each Series' tax positions and has concluded that no additional provision for income tax is required in any Series' financial statements. No Series is aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Series' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Financial Instruments:

In accordance with the Series' investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign government supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of securities held by the Series may be inhibited.

Derivative Financial Instruments:

   Summarized below are the specific types of derivative instruments used by the Series.

   2. Futures Contracts: The Series may enter into futures contracts and options on futures contracts to adjust market exposure based on actual or expected cash inflows to or outflows from the Series. Upon entering into a futures contract, the Series deposit cash or pledge U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. The Series entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   The following is a summary of the location and value of derivative instrument holdings on the Series' Statements of Operations categorized by primary risk exposure for the year ended October 31, 2015 (amounts in thousands):

Derivative Type             Location of Gain (Loss) on Derivatives Recognized in Income
---------------             -----------------------------------------------------------
Foreign exchange contracts  Net Realized Gain (Loss) on: Foreign Currency Transactions

Equity contracts            Net Realized Gain (Loss) on: Futures

   The following is a summary of the realized and change in unrealized gains and losses from the Series' derivative instrument holdings categorized by primary risk exposure through the year ended October 31, 2015 (amounts in thousands):

                                              Realized Gain (Loss) on
                                             Derivatives Recognized in Income
                                             --------------------------------
                                                       Foreign
                                                      Exchange     Equity
                                             Total    Contracts   Contracts
                                              ------  ---------   ---------
         The DFA International Value Series. $   14      $14           --
         The Emerging Markets Series*.......  2,474       (4)      $2,478

* As of October 31, 2015, there were no futures contracts outstanding. During the year ended October 31, 2015, the Series had limited activity in futures contracts.

H. Line of Credit and Interfund Lending Program:

   The Trust, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 1, 2015 with its domestic custodian bank. A line of credit with similar terms was in effect through March 31, 2015. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 30, 2016.

   The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit with its international custodian bank effective January 9, 2015. A line of credit with similar terms was in effect through January 8, 2015. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 8, 2016.

   For the year ended October 31, 2015, borrowings by the Series under the lines of credit were as follows (amounts in thousands, except percentages and days):

                                      Weighted      Weighted    Number of   Interest Maximum Amount
                                       Average      Average        Days     Expense  Borrowed During
                                    Interest Rate Loan Balance Outstanding* Incurred   The Period
-                                   ------------- ------------ ------------ -------- ---------------
The DFA International Value Series.     0.87%       $ 7,575         44        $ 8        $54,121
The Emerging Markets Series........     0.92%        16,820         30         12         73,594

* Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2015, that each Series' available line of credit was utilized.

   There were no outstanding borrowings by the Series under the lines of credit as of October 31, 2015.

   Pursuant to an exemptive order issued by the SEC (the "Order"), the Series may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice. The Series did not utilize the interfund lending program during the year ended October 31, 2015.

I. Securities Lending:

   As of October 31, 2015, each Series had securities on loan to brokers/dealers, for which each Series received cash collateral. The DFA International Value Series and The Emerging Markets Series received non-cash collateral consisting of short and/or long term U.S. government securities with a market value of $3,425 and $168,133 (in thousands). Each Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Series' collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, a Series could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

   Subject to their stated investment policies, each Series will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Such Series also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, each Series will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

J. Indemnitees; Contractual Obligations:

   Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust.

   In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

K. Subsequent Event Evaluations:

   Management has evaluated the impact of all subsequent events on the Series and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of The DFA Investment Trust Company and
Shareholders of the Series, as defined:

In our opinion, the accompanying statements of assets and liabilities, including the summary schedules of portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The DFA International Value Series and The Emerging Markets Series (constituting portfolios within The DFA Investment Trust Company, hereafter referred to as the "Series") at October 31, 2015, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Series' management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2015 by correspondence with the custodian, brokers and the transfer agent of the investee fund, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 18, 2015

                      RESULTS OF THE SHAREHOLDER MEETING

                                  (Unaudited)

   On May 8, 2015 and June 10, 2015, The DFA Investment Trust Company ("DFAITC") held a Special Joint Meeting of Shareholders for the purpose of voting on several proposals affecting DFAITC and the Series, including, among other items, the election of Trustees, the approval of an updated investment management agreement, and the amendment of certain fundamental investment limitations. The shareholders of the Series approved each of the applicable proposals for DFAITC and the Series presented at the Meeting. Listed below are the voting results from the Meeting. Please note that not all Proposals presented at the Meeting were voted on by each Series. Additionally, the Proposal numbers reflected below correlate to the Proposal numbers presented for vote at the Meeting.

DFAITC

Proposal 1: Election of Directors/Trustees*

                                            % Voted % FOR             % Voted  % WITHHOLD
                                   FOR        FOR   of O/S  WITHHOLD  WITHHOLD   of O/S
                              ------------- ------- ------ ---------- -------- ----------
(a) David G. Booth........... 3,799,690,199 99.00%  99.00% 38,401,017  1.00%     1.00%
(b) George M. Constantinides. 3,805,482,510 99.15%  99.15% 32,608,707  0.85%     0.85%
(c) John P. Gould............ 3,805,511,230 99.15%  99.15% 32,579,986  0.85%     0.85%
(d) Roger G. Ibbotson........ 3,805,697,022 99.16%  99.16% 32,394,194  0.84%     0.84%
(e) Edward P. Lazear......... 3,803,361,554 99.10%  99.10% 34,729,663  0.90%     0.90%
(f) Eduardo A. Repetto....... 3,805,386,852 99.15%  99.15% 32,704,365  0.85%     0.85%
(g) Myron S. Scholes......... 3,804,518,074 99.13%  99.13% 33,573,142  0.87%     0.87%
(h) Abbie J. Smith........... 3,799,720,532 99.00%  99.00% 38,370,685  1.00%     1.00%

*  Results are for all Series within DFAITC

The DFA International Value Series

Proposal 1: Election of Directors/Trustees

                                          % Voted % FOR             % Voted  % WITHHOLD
                                  FOR       FOR   of O/S  WITHHOLD  WITHHOLD   of O/S
                              ----------- ------- ------ ---------- -------- ----------
(a) David G. Booth........... 453,108,126 98.04%  98.04%  9,076,149  1.96%     1.96%
(b) George M. Constantinides. 453,092,853 98.03%  98.03%  9,091,422  1.97%     1.97%
(c) John P. Gould............ 453,054,483 98.02%  98.02%  9,129,792  1.98%     1.98%
(d) Roger G. Ibbotson........ 453,258,273 98.07%  98.07%  8,926,002  1.93%     1.93%
(e) Edward P. Lazear......... 452,856,321 97.98%  97.98%  9,327,954  2.02%     2.02%
(f) Eduardo A. Repetto....... 453,239,258 98.06%  98.06%  8,945,017  1.94%     1.94%
(g) Myron S. Scholes......... 452,508,790 97.91%  97.91%  9,675,485  2.09%     2.09%
(h) Abbie J. Smith........... 451,301,977 97.65%  97.65% 10,882,298  2.35%     2.35%

Proposal 2: Approval of a "Manager of Managers" Structure

             % Voted % FOR            % Voted % AGAINST            % Voted % ABSTAIN  Broker  % Broker
FOR            FOR   of O/S  AGAINST  AGAINST  of O/S    ABSTAIN   ABSTAIN  of O/S   Non-Vote Non-Vote
---          ------- ------ --------- ------- --------- ---------- ------- --------- -------- --------
446,738,866  96.66%  96.66% 3,751,643  0.81%    0.81%   11,693,766  2.53%    2.53%      0      0.00%

Proposal 4: Approval of an Updated Investment Management Agreement with Dimensional Fund Advisors LP

             % Voted % FOR            % Voted % AGAINST           % Voted % ABSTAIN  Broker  % Broker
FOR            FOR   of O/S  AGAINST  AGAINST  of O/S    ABSTAIN  ABSTAIN  of O/S   Non-Vote Non-Vote
---          ------- ------ --------- ------- --------- --------- ------- --------- -------- --------
451,111,642  97.60%  97.60% 3,045,299  0.66%    0.66%   8,027,334  1.74%    1.74%      0      0.00%

Proposal 5: Approval of an Amendment to the Fundamental Investment Limitation Regarding Investment in Commodities

             % Voted % FOR            % Voted % AGAINST           % Voted % ABSTAIN  Broker  % Broker
FOR            FOR   of O/S  AGAINST  AGAINST  of O/S    ABSTAIN  ABSTAIN  of O/S   Non-Vote Non-Vote
---          ------- ------ --------- ------- --------- --------- ------- --------- -------- --------
450,666,784  97.51%  97.51% 3,477,535  0.75%    0.75%   8,039,955  1.74%    1.74%      0      0.00%

The Emerging Markets Series

Proposal 1: Election of Directors/Trustees

                                         % Voted % FOR            % Voted  % WITHHOLD
                                 FOR       FOR   of O/S WITHHOLD  WITHHOLD   of O/S
                              ---------- ------- ------ --------- -------- ----------
(a) David G. Booth........... 87,739,395 98.78%  98.78% 1,079,518  1.22%     1.22%
(b) George M. Constantinides. 87,783,464 98.83%  98.83% 1,035,449  1.17%     1.17%
(c) John P. Gould............ 87,769,909 98.82%  98.82% 1,049,004  1.18%     1.18%
(d) Roger G. Ibbotson........ 87,791,579 98.84%  98.84% 1,027,334  1.16%     1.16%
(e) Edward P. Lazear......... 87,789,929 98.84%  98.84% 1,028,984  1.16%     1.16%
(f) Eduardo A. Repetto....... 87,796,912 98.85%  98.85% 1,022,001  1.15%     1.15%
(g) Myron S. Scholes......... 87,705,313 98.75%  98.75% 1,113,600  1.25%     1.25%
(h) Abbie J. Smith........... 85,316,269 96.06%  96.06% 3,502,644  3.94%     3.94%

Proposal 2: Approval of a "Manager of Managers" Structure

            % Voted % FOR          % Voted % AGAINST           % Voted % ABSTAIN  Broker  % Broker
FOR           FOR   of O/S AGAINST AGAINST  of O/S    ABSTAIN  ABSTAIN  of O/S   Non-Vote Non-Vote
---         ------- ------ ------- ------- --------- --------- ------- --------- -------- --------
86,745,802  97.67%  97.67% 423,439  0.48%    0.48%   1,649,672  1.86%    1.86%      0      0.00%

Proposal 4: Approval of an Updated Investment Management Agreement with Dimensional Fund Advisors LP

            % Voted % FOR          % Voted % AGAINST           % Voted % ABSTAIN  Broker  % Broker
FOR           FOR   of O/S AGAINST AGAINST  of O/S    ABSTAIN  ABSTAIN  of O/S   Non-Vote Non-Vote
---         ------- ------ ------- ------- --------- --------- ------- --------- -------- --------
86,818,736  97.75%  97.75% 361,262  0.41%    0.41%   1,638,915  1.85%    1.85%      0      0.00%

Proposal 5: Approval of an Amendment to the Fundamental Investment Limitation Regarding Investment in Commodities

            % Voted % FOR          % Voted % AGAINST           % Voted % ABSTAIN  Broker  % Broker
FOR           FOR   of O/S AGAINST AGAINST  of O/S    ABSTAIN  ABSTAIN  of O/S   Non-Vote Non-Vote
---         ------- ------ ------- ------- --------- --------- ------- --------- -------- --------
86,581,315  97.48%  97.48% 589,368  0.66%    0.66%   1,648,230  1.86%    1.86%      0      0.00%

                                FUND MANAGEMENT

                                  (Unaudited)

Trustees/Directors

Each Board of Trustees/Directors (each, the "Board" and collectively, the "Boards") of The DFA Investment Trust Company ("DFAITC"), DFA Investment Dimensions Group Inc. ("DFAIDG"), Dimensional Investment Group Inc. ("DIG"), and Dimensional Emerging Markets Value Fund ("DEM") (each, the "Fund" and collectively, the "Funds") is responsible for establishing the Funds' policies and for overseeing the management of the Funds. The Trustees/ Directors of the Funds, including all of the disinterested Trustees/Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between portfolios of the Funds (the "Feeder Portfolios") that invest in certain series of DFAITC or DEM (the "Master Funds").

Each Board has three standing committees, an Audit Committee, a Nominating Committee, and an Investment Strategy Committee (the "Strategy Committee"). The Audit Committee is composed of George M. Constantinides, Roger G. Ibbotson, and Abbie J. Smith. Each member of the Audit Committee is a disinterested Trustee/Director. The Audit Committee oversees the Fund's accounting and financial reporting policies and practices, the Fund's internal controls, the Fund's financial statements and the independent audits thereof and performs other oversight functions as requested by the Board. The Audit Committee recommends the appointment of each Fund's independent registered certified public accounting firm and also acts as a liaison between the Fund's independent registered certified public accounting firm and the full Board. There were two Audit Committee meetings held during the fiscal year ended October 31, 2015.

Each Board's Nominating Committee is composed of George M. Constantinides, John
P. Gould, Roger G. Ibbotson, Myron S. Scholes, Edward P. Lazear and Abbie J. Smith. Each member of the Nominating Committee is a disinterested Trustee/Director. The Nominating Committee for each Board makes recommendations for nominations of disinterested and interested members on the Board to the full Board. The Nominating Committee evaluates a candidate's qualification for Board membership and the independence of such candidate from the Advisor and other principal service providers. The Nominating Committee did not meet during the fiscal year ended October 31, 2015.

Each Board's Strategy Committee consists of both interested and disinterested Trustees/Directors. The Strategy Committee is composed of John P. Gould, Edward
P. Lazear, Myron S. Scholes and Eduardo A. Repetto. The Strategy Committee assists the Board in carrying out its fiduciary duties with respect to the oversight of the Fund and its performance. At the request of the Board or the Advisor, the Strategy Committee may (i) review the design of possible new series of the Fund, (ii) review performance of existing portfolios of the Fund and discuss and recommend possible enhancements to the portfolios' investment strategies, (iii) review proposals by the Advisor to modify or enhance the investment strategies or policies of each portfolio, and (iv) consider issues relating to investment services for each portfolio of the Fund. The Strategy Committee was formed on December 17, 2010, and there were three Strategy Committee meetings held during the fiscal year ended October 31, 2015.

Certain biographical information for each disinterested Trustee/Director and each interested Trustee/Director of the Funds is set forth in the tables below, including a description of each Trustee/Director's experience as a Trustee/ Director of the Funds and as a director or trustee of other funds, as well as other recent professional experience.

The statements of additional information (together, "SAI") of the Funds include additional information about each Trustee/Director. You may obtain copies of the SAI and prospectus of each Fund advised by Dimensional Fund Advisors LP by calling collect (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746. Prospectuses are also available at www.dimensional.com.

      Name, Position                                 Portfolios within the
   with the Fund, Address     Term of Office/1/ and  DFA Fund Complex/2/     Principal Occupation(s) During Past 5 Years and
     and Year of Birth         Length of Service           Overseen            Other Directorships of Public Companies Held
-------------------------------------------------------------------------------------------------------------------------------
                                              Disinterested Trustees/Directors
-------------------------------------------------------------------------------------------------------------------------------
George M. Constantinides       DFAIDG-Since 1983     122 portfolios in 4    Leo Melamed Professor of Finance, University of
Director of DFAIDG and DIG.    DIG-Since 1993        investment companies   Chicago Booth School of Business.
Trustee of DFAITC and DEM.     DFAITC-Since 1992
The University of Chicago      DEM-Since 1993
Booth School of Business
5807 S. Woodlawn Avenue
Chicago, IL 60637
1947
-------------------------------------------------------------------------------------------------------------------------------
John P. Gould                  DFAIDG-Since 1986     122 portfolios in 4    Steven G. Rothmeier Professor and Distinguished
Director of DFAIDG and DIG.    DIG-Since 1993        investment companies   Service Professor of Economics, University of
Trustee of DFAITC and DEM      DFAITC-Since 1992                            Chicago Booth School of Business (since 1965).
The University of Chicago      DEM-Since 1993                               Member and Chair, Competitive Markets Advisory
Booth School of Business                                                    Council, Chicago Mercantile Exchange (futures
5807 S. Woodlawn Avenue                                                     trading exchange) (since 2004). Trustee, Harbor
Chicago, IL 60637                                                           Fund (registered investment company)
1939                                                                        (29 Portfolios) (since 1994). Formerly, Member of
                                                                            the Board of Milwaukee Insurance Company
                                                                            (1997-2010).
-------------------------------------------------------------------------------------------------------------------------------
Roger G. Ibbotson              DFAIDG-Since 1981     122 portfolios in 4    Professor in Practice of Finance, Yale School of
Director of DFAIDG and DIG.    DIG-Since 1993        investment companies   Management (since 1984). Chairman, CIO and
Trustee of DFAITC and DEM.     DFAITC-Since 1992                            Partner, Zebra Capital Management, LLC (hedge
Yale School of Management      DEM-Since 1993                               fund and asset manager) (since 2001). Consultant
P.O. Box 208200                                                             to Morningstar Inc. (since 2006). Formerly,
New Haven, CT 06520-8200                                                    Director, BIRR Portfolio Analysis, Inc. (software
1943                                                                        products) (1990-2010).
-------------------------------------------------------------------------------------------------------------------------------
Edward P. Lazear               DFAIDG-Since 2010     122 portfolios in 4    Morris Arnold Cox Senior Fellow, Hoover
Director of DFAIDG and DIG.    DIG-Since 2010        investment companies   Institution (since 2002). Jack Steele Parker
Trustee of DFAITC and DEM.     DFAITC-Since 2010                            Professor of Human Resources Management and
Stanford University Graduate   DEM-Since 2010                               Economics, Graduate School of Business,
School of Business                                                          Stanford University (since 1995). Cornerstone
518 Memorial Way                                                            Research (expert testimony and economic and
Stanford, CA 94305-5015                                                     financial analysis) (since 2009). Formerly,
1948                                                                        Chairman of the President George W. Bush's
                                                                            Council of Economic Advisers (2006-2009).
                                                                            Formerly, Council of Economic Advisors, State of
                                                                            California (2005-2006). Formerly, Commissioner,
                                                                            White House Panel on Tax Reform (2005)
-------------------------------------------------------------------------------------------------------------------------------
Myron S. Scholes               DFAIDG-Since 1981     122 portfolios in 4    Chief Investment Strategist, Janus Capital Group
Director of DFAIDG and DIG.    DIG-Since 1993        investment companies   Inc. (since 2014). Frank E. Buck Professor of
Trustee of DFAITC and DEM.     DFAITC-Since 1992                            Finance Emeritus, Graduate School of Business,
c/o Dimensional Fund           DEM-Since 1993                               Stanford University (since 1981). Chairman,
Advisors, LP                                                                Ruapay Inc. (since 2013). Formerly, Chairman,
6300 Bee Cave Road                                                          Platinum Grove Asset Management, L.P. (hedge
Building 1                                                                  fund) (formerly, Oak Hill Platinum Partners)
Austin, TX 78746                                                            (1999-2009). Formerly, Director, American
1941                                                                        Century Fund Complex (registered investment
                                                                            companies) (43 Portfolios) (1980-2014).
-------------------------------------------------------------------------------------------------------------------------------
Abbie J. Smith                 DFAIDG-Since 2000     122 portfolios in 4    Boris and Irene Stern Distinguished Service
Director of DFAIDG and DIG.    DIG-Since 2000        investment companies   Professor of Accounting, University of Chicago
Trustee of DFAITC and DEM.     DFAITC-Since 2000                            Booth School of Business (since 1980). Director,
The University of Chicago      DEM-Since 2000                               HNI Corporation (formerly known as HON
Booth School of Business                                                    Industries Inc.) (office furniture) (since 2000).
5807 S. Woodlawn                                                            Director, Ryder System Inc. (transportation,
Avenue Chicago, IL 60637                                                    logistics and supply-chain management) (since
1953                                                                        2003). Trustee, UBS Funds (4 investment
                                                                            companies within the fund complex) (33 portfolios)
                                                                            (since 2009). Formerly, Co-Director Investment
                                                                            Research, Fundamental Investment Advisors
                                                                            (hedge fund) (2008-2011).

      Name, Position                                Portfolios within the
  with the Fund, Address     Term of Office/1/ and  DFA Fund Complex/2/      Principal Occupation(s) During Past 5 Years and
     and Year of Birth        Length of Service           Overseen             Other Directorships of Public Companies Held
--------------------------------------------------------------------------------------------------------------------------------
                                               Interested Trustees/Directors*
--------------------------------------------------------------------------------------------------------------------------------
David G. Booth                DFAIDG-Since 1981     122 portfolios in 4    Chairman, Director/Trustee, President, Co-Chief
Chairman, Director/Trustee,   DIG-Since 1992        investment companies   Executive Officer and formerly, Chief Executive
President and Co-Chief        DFAITC-Since 1992                            Officer (until 1/1/2010) of the following companies:
Executive Officer             DEM-Since 1993                               Dimensional Holdings Inc., Dimensional Fund
6300 Bee Cave Road,                                                        Advisors LP, DFA Securities LLC, DEM, DFAIDG,
Building One                                                               DIG and DFAITC (collectively, the "DFA Entities").
Austin, TX 78746                                                           Director of Dimensional Fund Advisors Ltd. and
1946                                                                       formerly, Chief Investment Officer. Director of DFA
                                                                           Australia Limited and formerly, President and
                                                                           Chief Investment Officer. Director of Dimensional
                                                                           Advisors Ltd., Dimensional Funds plc and
                                                                           Dimensional Funds II plc. Formerly, President,
                                                                           Dimensional SmartNest (US) LLC (2009-2014).
                                                                           Formerly, Limited Partner, Oak Hill Partners
                                                                           (2001- 2010). Limited Partner, VSC Investors, LLC
                                                                           (since 2007). Trustee, University of Chicago.
                                                                           Trustee, University of Kansas Endowment
                                                                           Association. Formerly, Director, SA Funds
                                                                           (registered investment company). Chairman,
                                                                           Director and Co- Chief Executive Officer of
                                                                           Dimensional Fund Advisors Canada ULC. Director
                                                                           and President (since 2012) of Dimensional Japan
                                                                           Ltd. Chairman, Director, President and Co-Chief
                                                                           Executive Officer of Dimensional Cayman
                                                                           Commodity Fund I Ltd. (since 2010).
--------------------------------------------------------------------------------------------------------------------------------
Eduardo A. Repetto            DFAIDG-Since 2009     122 portfolios in 4    Co-Chief Executive Officer (beginning January
Director/Trustee, Co-Chief    DIG-Since 2009        investment companies   2010), Co-Chief Investment Officer (since June
Executive Officer and Co-     DFAITC-Since 2009                            2014), Director/Trustee, and formerly, Chief
Chief Investment Officer      DEM-Since 2009                               Investment Officer (March 2007--June 2014) of
6300 Bee Cave Road,                                                        the DFA Entities. Director, Co-Chief Executive
Building One                                                               Officer and Chief Investment Officer (since 2010)
Austin, TX 78746                                                           of Dimensional Cayman Commodity Fund I Ltd.
1967                                                                       Director, Co-Chief Executive Officer, President
                                                                           and Co-Chief Investment Officer of Dimensional
                                                                           Fund Advisors Canada ULC and formerly, Chief
                                                                           Investment Officer (until April 2014). Co-Chief
                                                                           Investment Officer, Vice President, and Director of
                                                                           DFA Australia Limited and formerly, Chief
                                                                           Investment Officer (until April 2014). Director of
                                                                           Dimensional Fund Advisors Ltd., Dimensional
                                                                           Funds plc, Dimensional Funds II plc and
                                                                           Dimensional Advisors Ltd. Formerly, Vice
                                                                           President of the DFA Entities and Dimensional
                                                                           Fund Advisors Canada ULC. Director and Chief
                                                                           Investment Officer (since December 2012) of
                                                                           Dimensional Japan Ltd.

/1/ Each Trustee/Director holds office for an indefinite term until his or her successor is elected and qualified.

/2/ Each Trustee/Director is a director or trustee of each of the four registered investment companies within the DFA Fund Complex, which includes DFAIDG, DIG; DFAITC and DEM. Each disinterested Trustee/Director also serves on the Independent Review Committee of the Dimensional Funds, mutual funds registered in the provinces of Canada and managed by an affiliate of Dimensional Fund Advisors LP (the "Advisor"), Dimensional Fund Advisors Canada ULC.

* Interested Trustees/Directors are described as such because they are deemed to be "interested persons," as that term is defined under the Investment Company Act of 1940, as amended, due to their positions with the Advisor.

Officers

   Below is the name, year of birth, information regarding positions with the Funds and the principal occupation for each officer of the Funds. The address of each officer is 6300 Bee Cave Road, Building One, Austin, TX 78746. Each of the officers listed below holds the same office (except as otherwise noted) in the DFA Entities.

                                             Term of Office/1/
                                              and Length of
Name and Year of Birth       Position            Service                Principal Occupation During Past 5 Years
-------------------------------------------------------------------------------------------------------------------------
April A. Aandal         Vice President         Since 2008       Vice President of all the DFA Entities.
1963
-------------------------------------------------------------------------------------------------------------------------
Robyn G. Alcorta        Vice President         Since 2012       Vice President of all the DFA Entities. Formerly, Vice
1974                                                            President, Business Development at Capson
                                                                Physicians Insurance Company (2010-2012); Vice
                                                                President at Charles Schwab (2007-2010).
-------------------------------------------------------------------------------------------------------------------------
Darryl D. Avery         Vice President         Since 2005       Vice President of all the DFA Entities.
1966
-------------------------------------------------------------------------------------------------------------------------
Arthur H. Barlow        Vice President         Since 1993       Vice President of all the DFA Entities. Director and
1955                                                            Managing Director of Dimensional Fund Advisors Ltd
                                                                (since September 2013).
-------------------------------------------------------------------------------------------------------------------------
Peter Bergan            Vice President         Since 2014       Vice President of all the DFA Entities. Formerly,
1974                                                            Senior Infrastructure Manager for Dimensional Fund
                                                                Advisors LP (January 2011-January 2014); Partner at
                                                                Stonehouse Consulting (2010).
-------------------------------------------------------------------------------------------------------------------------
Lana Bergstein          Vice President         Since 2014       Vice President of all the DFA Entities. Formerly, Client
1974                                                            Service Manager for Dimensional Fund Advisors LP
                                                                (February 2008-January 2014).
-------------------------------------------------------------------------------------------------------------------------
Stanley W. Black        Vice President         Since 2014       Vice President of all the DFA Entities. Formerly,
1970                                                            Senior Research Associate (January 2012-January
                                                                2014) and Research Associate (2006-2011) for
                                                                Dimensional Fund Advisors LP.
-------------------------------------------------------------------------------------------------------------------------
Aaron T. Borders        Vice President         Since 2014       Vice President of all the DFA Entities. Formerly,
1973                                                            Regional Director for Dimensional Fund Advisors LP
                                                                (April 2008-January 2014).
-------------------------------------------------------------------------------------------------------------------------
Scott A. Bosworth       Vice President         Since 2007       Vice President of all the DFA Entities.
1968
-------------------------------------------------------------------------------------------------------------------------
Valerie A. Brown        Vice President and     Since 2001       Vice President and Assistant Secretary of all the DFA
1967                    Assistant Secretary                     Entities, DFA Australia Limited, Dimensional Fund
                                                                Advisors Ltd., Dimensional Cayman Commodity Fund
                                                                I Ltd., Dimensional Fund Advisors Pte. and
                                                                Dimensional Hong Kong Limited. Director, Vice
                                                                President and Assistant Secretary of Dimensional
                                                                Fund Advisors Canada ULC.
-------------------------------------------------------------------------------------------------------------------------
David P. Butler         Vice President         Since 2007       Vice President of all the DFA Entities. Head of Global
1964                                                            Financial Services for Dimensional Fund Advisors LP
                                                                (since 2008).
-------------------------------------------------------------------------------------------------------------------------
Douglas M. Byrkit       Vice President         Since 2012       Vice President of all the DFA Entities. Formerly,
1970                                                            Regional Director for Dimensional Fund Advisors LP
                                                                (December 2010-January 2012); Regional Director at
                                                                Russell Investments (April 2006-December 2010).
-------------------------------------------------------------------------------------------------------------------------
Hunt M. Cairns          Vice President         Since 2014       Vice President of all the DFA Entities. Formerly,
1973                                                            Regional Director (January 2010-January 2014) and
                                                                Senior Associate (July 2008-December 2009) for
                                                                Dimensional Fund Advisors LP.
-------------------------------------------------------------------------------------------------------------------------
Dennis M. Chamberlain   Vice President         Since 2015       Vice President of all the DFA Entities. Formerly,
1972                                                            Regional Director (January 2012-January 2015) for
                                                                Dimensional Fund Advisors LP; Principal for
                                                                Chamberlain Financial Group (October 2010-
                                                                December 2011); Wealth Management Consultant for
                                                                Saybrus Partners (May 2008-October 2010).

                                                 Term of Office/1/
                                                  and Length of
Name and Year of Birth         Position              Service              Principal Occupation During Past 5 Years
--------------------------------------------------------------------------------------------------------------------------
Ryan J. Chaplinski      Vice President             Since 2015       Vice President of all the DFA Entities. Formerly,
1971                                                                Regional Director (June 2011-January 2015) for
                                                                    Dimensional Fund Advisors LP; Sales Executive for
                                                                    Vanguard (2004-June 2011).
--------------------------------------------------------------------------------------------------------------------------
James G. Charles        Vice President             Since 2011       Vice President of all the DFA Entities. Formerly,
1956                                                                Regional Director for Dimensional Fund Advisors LP
                                                                    (2008-2010).
--------------------------------------------------------------------------------------------------------------------------
Joseph H. Chi           Vice President             Since 2009       Vice President of all the DFA Entities. Co-Head of
1966                                                                Portfolio Management (since March 2012) and Senior
                                                                    Portfolio Manager (since January 2012) for
                                                                    Dimensional Fund Advisors LP. Formerly, Portfolio
                                                                    Manager for Dimensional Fund Advisors LP
                                                                    (October 2005 to January 2012).
--------------------------------------------------------------------------------------------------------------------------
Pil Sun Choi            Vice President             Since 2014       Vice President of all the DFA Entities. Formerly,
1972                                                                Counsel for Dimensional Fund Advisors LP (April
                                                                    2012-January 2014); Vice President and Counsel for
                                                                    AllianceBernstein L.P. (2006-2012).
--------------------------------------------------------------------------------------------------------------------------
Stephen A. Clark        Vice President             Since 2004       Vice President of all the DFA Entities, DFA Australia
1972                                                                Limited and Dimensional Fund Advisors Canada ULC.
                                                                    Head of Global Institutional Services for Dimensional
                                                                    Fund Advisors LP (since January 2014). Formerly,
                                                                    Head of Institutional, North America (March 2012 to
                                                                    December 2013) and Head of Portfolio Management
                                                                    (January 2006 to March 2012) for Dimensional Fund
                                                                    Advisors LP.
--------------------------------------------------------------------------------------------------------------------------
Matt B. Cobb            Vice President             Since 2013       Vice President of all the DFA Entities. Formerly,
1971                                                                Regional Director for Dimensional Fund Advisors LP
                                                                    (September 2011-March 2013); Vice President at
                                                                    MullinTBG (2005-2011).
--------------------------------------------------------------------------------------------------------------------------
Rose C. Cooke           Vice President             Since 2014       Vice President of all the DFA Entities. Formerly,
1971                                                                Regional Director for Dimensional Fund Advisors LP
                                                                    (August 2010-March 2014); Vice President, Sales and
                                                                    Business Development at AdvisorsIG (PPMG)
                                                                    (2009-2010); Vice President at Credit Suisse
                                                                    (2007-2009).
--------------------------------------------------------------------------------------------------------------------------
Ryan Cooper             Vice President             Since 2013       Vice President of all the DFA Entities. Formerly,
1979                                                                Regional Director for Dimensional Fund Advisors LP
                                                                    (2003-March 2014).
--------------------------------------------------------------------------------------------------------------------------
Jeffrey D. Cornell      Vice President             Since 2012       Vice President of all the DFA Entities. Formerly,
1976                                                                Regional Director for Dimensional Fund Advisors LP
                                                                    (August 2002-January 2012).
--------------------------------------------------------------------------------------------------------------------------
Robert P. Cornell       Vice President             Since 2007       Vice President of all the DFA Entities.
1949
--------------------------------------------------------------------------------------------------------------------------
George H. Crane         Vice President             Since 2010       Vice President of all the DFA Entities. Formerly,
1955                                                                Senior Vice President and Managing Director at State
                                                                    Street Bank & Trust Company (2007-2008).
--------------------------------------------------------------------------------------------------------------------------
Christopher S. Crossan  Vice President and         Since 2004       Vice President and Global Chief Compliance Officer of
1965                    Global Chief Compliance                     all the DFA Entities, DFA Australia Limited and
                        Officer                                     Dimensional Fund Advisors Ltd. Vice President, Chief
                                                                    Compliance Officer and Chief Privacy Officer of
                                                                    Dimensional Fund Advisors Canada ULC. Formerly,
                                                                    Vice President and Global Chief Compliance Officer
                                                                    for Dimensional SmartNest (US) LLC
                                                                    (October 2010-2014).
--------------------------------------------------------------------------------------------------------------------------
John Dashtara           Vice President             Since 2015       Vice President of all the DFA Entities. Formerly,
1980                                                                Regional Director (July 2013-January 2015) for
                                                                    Dimensional Fund Advisors LP; Relationship Manager
                                                                    for Blackrock, Inc. (July 2011-July 2013);Vice
                                                                    President for Towers Watson (formerly, WellsCanning)
                                                                    (June 2009-July 2011).

                                             Term of Office/1/
                                              and Length of
Name and Year of Birth       Position            Service               Principal Occupation During Past 5 Years
-----------------------------------------------------------------------------------------------------------------------
James L. Davis          Vice President         Since 1999       Vice President of all the DFA Entities.
1956
-----------------------------------------------------------------------------------------------------------------------
Robert T. Deere         Vice President         Since 1994       Vice President of all the DFA Entities, DFA Australia
1957                                                            Limited and Dimensional Fund Advisors Canada ULC.
-----------------------------------------------------------------------------------------------------------------------
Johnathon K. DeKinder   Vice President         Since 2014       Vice President of all the DFA Entities. Formerly,
1979                                                            Regional Director (January 2012-January 2014) and
                                                                Senior Associate (August 2010-December 2011) for
                                                                Dimensional Fund Advisors LP; MBA and MPA at the
                                                                University of Texas at Austin (August 2007-May 2010).
-----------------------------------------------------------------------------------------------------------------------
Mark J. Dennis          Vice President         Since 2015       Vice President of all DFA Entities. Formerly, Regional
1976                                                            Director (May 2011-January 2015) for Dimensional
                                                                Fund Advisors LP; Vice President, Portfolio Specialist
                                                                (January 2007-May 2011) for Morgan Stanley
                                                                Investment Management.
-----------------------------------------------------------------------------------------------------------------------
Massimiliano DeSantis   Vice President         Since 2015       Vice President of all DFA Entities. Formerly, Senior
1971                                                            Associate, Research (November 2012-January 2015)
                                                                for Dimensional Fund Advisors LP; Senior Consultant,
                                                                NERA Economic Consulting, New York
                                                                (May 2010-November 2012).
-----------------------------------------------------------------------------------------------------------------------
Peter F. Dillard        Vice President         Since 2010       Vice President of all the DFA Entities. Formerly,
1972                                                            Research Associate (August 2008-March 2010) and
                                                                Research Assistant (April 2006-August 2008) for
                                                                Dimensional Fund Advisors LP.
-----------------------------------------------------------------------------------------------------------------------
Robert W. Dintzner      Vice President         Since 2001       Vice President of all the DFA Entities.
1970
-----------------------------------------------------------------------------------------------------------------------
Karen M. Dolan          Vice President         Since 2014       Vice President of all the DFA Entities. Head of
1979                                                            Marketing for Dimensional Fund Advisors LP (since
                                                                February 2013). Formerly, Senior Manager of
                                                                Research and Marketing for Dimensional Fund
                                                                Advisors LP (June 2012-January 2013); Director of
                                                                Mutual Fund Analysis at Morningstar
                                                                (January 2008-May 2012).
-----------------------------------------------------------------------------------------------------------------------
L. Todd Erskine         Vice President         Since 2015       Vice President of all DFA Entities. Formerly, Regional
1959                                                            Director (May 2008-January 2015) for Dimensional
                                                                Fund Advisors LP.
-----------------------------------------------------------------------------------------------------------------------
Richard A. Eustice      Vice President and     Since 1998       Vice President and Assistant Secretary of all the DFA
1965                    Assistant Secretary                     Entities and DFA Australia Limited. Chief Operating
                                                                Officer for Dimensional Fund Advisors Pte. Ltd. (since
                                                                April 2013). Formerly, Chief Operating Officer for
                                                                Dimensional Fund Advisors Ltd.
                                                                (July 2008-March 2013).
-----------------------------------------------------------------------------------------------------------------------
Gretchen A. Flicker     Vice President         Since 2004       Vice President of all the DFA Entities.
1971
-----------------------------------------------------------------------------------------------------------------------
Jed S. Fogdall          Vice President         Since 2008       Vice President of all the DFA Entities. Co-Head of
1974                                                            Portfolio Management (since March 2012) and Senior
                                                                Portfolio Manager (since January 2012) of
                                                                Dimensional Fund Advisors LP. Formerly, Portfolio
                                                                Manager of Dimensional Fund Advisors LP
                                                                (September 2004-January 2012).
-----------------------------------------------------------------------------------------------------------------------
Edward A. Foley         Vice President         Since 2014       Vice President of all the DFA Entities. Formerly,
1976                                                            Regional Director for Dimensional Fund Advisors LP
                                                                (August 2011-January 2014); Senior Vice President of
                                                                First Trust Advisors L.P. (2007-July 2011).
-----------------------------------------------------------------------------------------------------------------------
Deborah J.G. Foster     Vice President         Since 2015       Vice President of all the DFA Entities. Formerly,
1959                                                            Senior Associate (May 2011-January 2015) and
                                                                Marketing Officer (April 2002-April 2011) for
                                                                Dimensional Fund Advisors LP.
-----------------------------------------------------------------------------------------------------------------------
Jeremy P. Freeman       Vice President         Since 2009       Vice President of all the DFA Entities.
1970

                                            Term of Office/1/
                                             and Length of
Name and Year of Birth       Position           Service               Principal Occupation During Past 5 Years
----------------------------------------------------------------------------------------------------------------------
Kimberly A. Ginsburg    Vice President        Since 2015       Vice President of all the DFA Entities. Formerly, Vice
1970                                                           President for Dimensional SmartNest (US) LLC
                                                               (January 2012-November 2014); Senior Vice
                                                               President for Morningstar (July 2004-July 2011).
----------------------------------------------------------------------------------------------------------------------
Mark R. Gochnour        Vice President        Since 2007       Vice President of all the DFA Entities.
1967
----------------------------------------------------------------------------------------------------------------------
Tom M. Goodrum          Vice President        Since 2012       Vice President of all the DFA Entities. Formerly,
1968                                                           Managing Director at BlackRock (2004-January 2012).
----------------------------------------------------------------------------------------------------------------------
Henry F. Gray           Vice President        Since 2000       Vice President of all the DFA Entities.
1967
----------------------------------------------------------------------------------------------------------------------
John T. Gray            Vice President        Since 2007       Vice President of all the DFA Entities.
1974
----------------------------------------------------------------------------------------------------------------------
Christian Gunther       Vice President        Since 2011       Vice President of all the DFA Entities. Senior Trader
1975                                                           for Dimensional Fund Advisors LP (since 2012).
                                                               Formerly, Senior Trader (2009-2012).
----------------------------------------------------------------------------------------------------------------------
Robert W. Hawkins       Vice President        Since 2014       Vice President of all the DFA Entities. Formerly,
1974                                                           Counsel for Dimensional Fund Advisors LP (January
                                                               2011-January 2014); Vice President and Senior
                                                               Counsel for State Street Global Advisors
                                                               (November 2008-January 2011).
----------------------------------------------------------------------------------------------------------------------
Joel H. Hefner          Vice President        Since 2007       Vice President of all the DFA Entities.
1967
----------------------------------------------------------------------------------------------------------------------
Kevin B. Hight          Vice President        Since 2005       Vice President of all the DFA Entities.
1967
----------------------------------------------------------------------------------------------------------------------
Gregory K. Hinkle       Vice President and    Since 2015       Vice President and Controller of all the DFA Entities.
1958                    Controller                             Formerly, Vice President of T. Rowe Price Group, Inc.
                                                               and Director of Investment Treasury and Treasurer of
                                                               the T. Rowe Price Funds (March 2008-July 2015).
----------------------------------------------------------------------------------------------------------------------
Christine W. Ho         Vice President        Since 2004       Vice President of all the DFA Entities.
1967
----------------------------------------------------------------------------------------------------------------------
Michael C. Horvath      Vice President        Since 2011       Vice President of all the DFA Entities. Formerly,
1960                                                           Managing Director, Co-Head Global Consultant
                                                               Relations at BlackRock (2004-2011).
----------------------------------------------------------------------------------------------------------------------
Mark A. Hunter          Vice President        Since 2015       Vice President of all the DFA Entities. Formerly,
1971                                                           Senior Compliance Officer (November 2010-January
                                                               2015) for Dimensional Fund Advisors LP; Senior
                                                               Compliance Manager for Janus Capital Group, Inc.
                                                               (March 2004-November 2010).
----------------------------------------------------------------------------------------------------------------------
Jeff J. Jeon            Vice President        Since 2004       Vice President of all the DFA Entities and Dimensional
1973                                                           Cayman Commodity Fund I Ltd.
----------------------------------------------------------------------------------------------------------------------
Garret D. Jones         Vice President        Since 2014       Vice President of all the DFA Entities. Formerly,
1971                                                           Manager of Sales and Marketing Systems (January
                                                               2011-January 2014) and Project Manager (2007-2010)
                                                               for Dimensional Fund Advisors LP.
----------------------------------------------------------------------------------------------------------------------
Stephen W. Jones        Vice President        Since 2012       Vice President of all the DFA Entities. Formerly,
1968                                                           Facilities Manager for Dimensional Fund Advisors LP
                                                               (October 2008-January 2012).
----------------------------------------------------------------------------------------------------------------------
Scott P. Kaup           Vice President        Since 2015       Vice President of all the DFA Entities. Formerly,
1975                                                           Senior Manager, Investment Operations (January
                                                               2014-January 2015) and Investment Operations
                                                               Manager (May 2008-January 2014) for Dimensional
                                                               Fund Advisors LP.
----------------------------------------------------------------------------------------------------------------------
David M. Kavanaugh      Vice President        Since 2014       Vice President of all the DFA Entities. Head of
1978                                                           Operations for Financial Advisor Services for
                                                               Dimensional Fund Advisors LP (since July 2014).
                                                               Formerly, Counsel of Dimensional Fund Advisors LP
                                                               (August 2011-January 2014); Associate at Andrews
                                                               Kurth LLP (2006-2011).

                                        Term of Office/1/
                                         and Length of
Name and Year of Birth     Position         Service                Principal Occupation During Past 5 Years
--------------------------------------------------------------------------------------------------------------------
 Patrick M. Keating     Vice President    Since 2003       Vice President of DFAIDG, DIG, DFAITC, DEM,
 1954                                                      Dimensional Holdings Inc., Dimensional Fund
                                                           Advisors LP. Formerly, Vice President of DFA
                                                           Securities LLC, Dimensional Cayman Commodity
                                                           Fund I Ltd. and Dimensional Advisors Ltd (until
                                                           February 2015); Chief Operating Officer of
                                                           Dimensional Holdings Inc., DFA Securities LLC,
                                                           Dimensional Fund Advisors LP, Dimensional Cayman
                                                           Commodity Fund I Ltd., Dimensional Advisors Ltd. and
                                                           Dimensional Fund Advisors Pte. Ltd. (until February
                                                           2015); Director, Vice President, and Chief Privacy
                                                           Officer of Dimensional Fund Advisors Canada ULC
                                                           (until February 2015); Director of DFA Australia
                                                           Limited, Dimensional Fund Advisors Ltd. and
                                                           Dimensional Advisors Ltd. (until February 2015);
                                                           Director and Vice President of Dimensional Hong
                                                           Kong Limited and Dimensional Fund Advisors Pte. Ltd.
                                                           (until February 2015); and Director, Vice President and
                                                           Chief Operating Officer of Dimensional Japan Ltd.
                                                           (until May 2015).
--------------------------------------------------------------------------------------------------------------------
 Andrew K. Keiper       Vice President    Since 2013       Vice President of all the DFA Entities. Formerly,
 1977                                                      Regional Director for Dimensional Fund Advisors LP
                                                           (October 2004-January 2013).
--------------------------------------------------------------------------------------------------------------------
 Glenn E. Kemp          Vice President    Since 2012       Vice President of all the DFA Entities. Formerly,
 1948                                                      Regional Director for Dimensional Fund Advisors LP
                                                           (April 2006-January 2012).
--------------------------------------------------------------------------------------------------------------------
 David M. Kershner      Vice President    Since 2010       Vice President of all the DFA Entities. Portfolio
 1971                                                      Manager for Dimensional Fund Advisors LP
                                                           (since June 2004).
--------------------------------------------------------------------------------------------------------------------
 Kimberly L. Kiser      Vice President    Since 2014       Vice President of all the DFA Entities. Formerly,
 1972                                                      Creative Director for Dimensional Fund Advisors LP
                                                           (September 2012-January 2014); Vice President and
                                                           Global Creative Director at Morgan Stanley
                                                           (2007-2012); Visiting Assistant Professor, Graduate
                                                           Communications Design at Pratt Institute (2004-2012).
--------------------------------------------------------------------------------------------------------------------
 Timothy R. Kohn        Vice President    Since 2011       Vice President of all the DFA Entities. Head of Defined
 1971                                                      Contribution Sales for Dimensional Fund Advisors LP
                                                           (since August 2010).
--------------------------------------------------------------------------------------------------------------------
 Joseph F. Kolerich     Vice President    Since 2004       Vice President of all the DFA Entities. Senior Portfolio
 1971                                                      Manager of Dimensional Fund Advisors LP (since
                                                           January 2012). Formerly, Portfolio Manager for
                                                           Dimensional (April 2001-January 2012).
--------------------------------------------------------------------------------------------------------------------
 Mark D. Krasniewski    Vice President    Since 2013       Vice President of all the DFA Entities. Formerly,
 1981                                                      Senior Associate, Investment Analytics and Data
                                                           (January 2012-December 2012) and Systems
                                                           Developer (June 2007-December 2011) for
                                                           Dimensional Fund Advisors LP.
--------------------------------------------------------------------------------------------------------------------
 Kahne L. Krause        Vice President    Since 2014       Vice President of all the DFA Entities. Formerly,
 1966                                                      Regional Director (May 2010-January 2014) for
                                                           Dimensional Fund Advisors LP.
--------------------------------------------------------------------------------------------------------------------
 Stephen W. Kurad       Vice President    Since 2011       Vice President of all the DFA Entities. Formerly,
 1968                                                      Regional Director for Dimensional Fund Advisors LP
                                                           (2007-2010).
--------------------------------------------------------------------------------------------------------------------
 Michael F. Lane        Vice President    Since 2004       Vice President of all the DFA Entities. Formerly, Chief
 1967                                                      Executive Officer for Dimensional SmartNest (US) LLC
                                                           (July 2012-November 2014).
--------------------------------------------------------------------------------------------------------------------
 Francis R. Lao         Vice President    Since 2011       Vice President of all the DFA Entities. Formerly, Vice
 1969                                                      President-Global Operations at Janus Capital Group
                                                           (2005-2011).

                                               Term of Office/1/
                                                and Length of
Name and Year of Birth        Position             Service               Principal Occupation During Past 5 Years
-------------------------------------------------------------------------------------------------------------------------
  David F. LaRusso      Vice President           Since            Vice President of all the DFA Entities. Formerly,
  1978                                           2013             Senior Trader (January 2010-December 2012) and
                                                                  Trader (2000-2009) for Dimensional Fund Advisors
                                                                  LP.
-------------------------------------------------------------------------------------------------------------------------
  Juliet H. Lee         Vice President           Since 2005       Vice President of all the DFA Entities.
  1971
-------------------------------------------------------------------------------------------------------------------------
  Marlena I. Lee        Vice President           Since 2011       Vice President of all the DFA Entities. Formerly,
  1980                                                            Research Associate for Dimensional Fund Advisors
                                                                  LP (July 2008-2010).
-------------------------------------------------------------------------------------------------------------------------
  Paul A. Lehman        Vice President           Since 2015       Vice President of all the DFA Entities. Formerly,
  1971                                                            Regional Director (July 2013-January 2015) for
                                                                  Dimensional Fund Advisors LP; Chief Investment
                                                                  Officer (April 2005-April 2013) for First Citizens
                                                                  Bancorporation.
-------------------------------------------------------------------------------------------------------------------------
  John B. Lessley       Vice President           Since            Vice President of all the DFA Entities. Formerly,
  1960                                           2013             Regional Director for Dimensional Fund Advisors LP
                                                                  (January 2008-January 2013).
-------------------------------------------------------------------------------------------------------------------------
  Joy L. Lopez          Vice President           Since 2015       Vice President of all the DFA Entities. Formerly,
  1971                                                            Senior Tax Manager (February 2013-January 2015)
                                                                  for Dimensional Fund Advisors LP; Vice President and
                                                                  Tax Manager, North America (August 2006-April 2012)
                                                                  for Pacific Investment Management Company.
-------------------------------------------------------------------------------------------------------------------------
  Apollo D. Lupescu     Vice President           Since 2009       Vice President of all the DFA Entities.
  1969
-------------------------------------------------------------------------------------------------------------------------
  Timothy P. Luyet      Vice President           Since 2015       Vice President of all the DFA Entities. Formerly,
  1972                                                            Senior Manager, Marketing Operations
                                                                  (January 2014-January 2015), Manager, Client
                                                                  Systems (October 2011-January 2014) and RFP
                                                                  Manager (April 2010-October 2011) for Dimensional
                                                                  Fund Advisors LP.
-------------------------------------------------------------------------------------------------------------------------
  Peter Magnusson       Vice President           Since 2014       Vice President of all the DFA Entities. Formerly,
  1969                                                            Regional Director for Dimensional Fund Advisors LP
                                                                  (January 2011-January 2014); Vice President at
                                                                  Columbia Management (2004-2010).
-------------------------------------------------------------------------------------------------------------------------
  Kenneth M. Manell     Vice President           Since 2010       Vice President of all the DFA Entities and Dimensional
  1972                                                            Cayman Commodity Fund I Ltd. Formerly, Counsel for
                                                                  Dimensional Fund Advisors LP
                                                                  (September 2006-January 2010).
-------------------------------------------------------------------------------------------------------------------------
  Aaron M. Marcus       Vice President           Since 2008       Vice President of all DFA Entities and Head of Global
  1970                                                            Human Resources for Dimensional Fund Advisors LP.
-------------------------------------------------------------------------------------------------------------------------
  David R. Martin       Vice President, Chief    Since 2007       Vice President, Chief Financial Officer and Treasurer
  1956                  Financial Officer and                     of all the DFA Entities. and Dimensional Cayman
                        Treasurer                                 Commodity Fund I Ltd. Director, Vice President, Chief
                                                                  Financial Officer and Treasurer of Dimensional Fund
                                                                  Advisors Ltd., DFA Australia Limited, Dimensional
                                                                  Advisors Pte. Ltd., Dimensional Hong Kong Limited,
                                                                  and Dimensional Fund Advisors Canada ULC. Director
                                                                  of Dimensional Funds plc and Dimensional Funds II
                                                                  plc. Statutory Auditor of Dimensional Japan Ltd.
                                                                  Formerly, Chief Financial Officer, Treasurer and Vice
                                                                  President of Dimensional SmartNest (US) LLC
                                                                  (October 2010-November 2014).
-------------------------------------------------------------------------------------------------------------------------
  Duane R. Mattson      Vice President           Since 2015       Vice President of all the DFA Entities. Formerly,
  1965                                                            Senior Compliance Officer (May 2012-January 2015)
                                                                  for Dimensional Fund Advisors LP; Chief Compliance
                                                                  Officer (April 2010-April 2012) for Al Frank Asset
                                                                  Management.
-------------------------------------------------------------------------------------------------------------------------
  Bryan R. McClune      Vice President           Since 2014       Vice President of all the DFA Entities. Formerly,
  1975                                                            Regional Director of Dimensional Fund Advisors LP
                                                                  (January 2009-January 2014).
-------------------------------------------------------------------------------------------------------------------------

                                                  Term of Office/1/
                                                   and Length of
Name and Year of Birth          Position              Service               Principal Occupation During Past 5 Years
----------------------------------------------------------------------------------------------------------------------------
 Philip P. McInnis      Vice President            Since 2014         Vice President of all the DFA Entities. Formerly,
 1984                                                                Regional Director (January 2009-January 2014) and
                                                                     Senior Associate (2011) for Dimensional Fund
                                                                     Advisors LP; Investment Consultant
                                                                     (March 2010-December 2010) and Investment Analyst
                                                                     (December 2007-March 2010) at Towers Watson.
----------------------------------------------------------------------------------------------------------------------------
 Travis A. Meldau       Vice President            Since 2015         Vice President of all the DFA Entities. Portfolio
 1981                                                                Manager (since September 2011) for Dimensional
                                                                     Fund Advisors LP. Formerly, Portfolio Manager for
                                                                     Wells Capital Management
                                                                     (October 2004-September 2011).
----------------------------------------------------------------------------------------------------------------------------
 Jonathan G. Nelson     Vice President            Since              Vice President of all the DFA Entities. Formerly,
 1971                                             2013               Manager, Investment Systems (2011-January 2013)
                                                                     and Project Manager (2007-2010) for Dimensional
                                                                     Fund Advisors LP.
----------------------------------------------------------------------------------------------------------------------------
 Catherine L. Newell    Vice President and        Vice President     Vice President and Secretary of all the DFA Entities.
 1964                   Secretary                 since 1997 and     Director, Vice President and Secretary of DFA
                                                  Secretary          Australia Limited and Dimensional Fund Advisors Ltd.
                                                  since 2000         (since February 2002, April 1997, and May 2002,
                                                                     respectively). Vice President and Secretary of
                                                                     Dimensional Fund Advisors Canada ULC (since June
                                                                     2003), Dimensional Cayman Commodity Fund I Ltd.,
                                                                     Dimensional Japan Ltd (since February 2012),
                                                                     Dimensional Advisors Ltd (since March 2012),
                                                                     Dimensional Fund Advisors Pte. Ltd.
                                                                     (since June 2012). Director of Dimensional Funds plc
                                                                     and Dimensional Funds II plc (since 2002 and 2006,
                                                                     respectively). Director of Dimensional Japan Ltd.,
                                                                     Dimensional Advisors Ltd., Dimensional Fund
                                                                     Advisors Pte. Ltd. and Dimensional Hong Kong
                                                                     Limited (since August 2012 and July 2012). Formerly,
                                                                     Vice President and Secretary of Dimensional
                                                                     SmartNest (US) LLC (October 2010-November 2014).
----------------------------------------------------------------------------------------------------------------------------
 John R. Nicholson      Vice President            Since 2015         Vice President of all the DFA Entities. Formerly,
 1977                                                                Regional Director (June 2011-January 2015) for
                                                                     Dimensional Fund Advisors LP; Sales Executive for
                                                                     Vanguard (July 2008-May 2011).
----------------------------------------------------------------------------------------------------------------------------
 Pamela B. Noble        Vice President            Since 2011         Vice President of all the DFA Entities. Formerly,
 1964                                                                Portfolio Manager for Dimensional Fund Advisors LP
                                                                     (2008-2010).
----------------------------------------------------------------------------------------------------------------------------
 Selwyn Notelovitz      Vice President and        Since 2013         Vice President of all the DFA Entities. Deputy Chief
 1961                   Deputy Chief                                 Compliance Officer of Dimensional Fund Advisors LP
                        Compliance Officer                           (since December 2012). Formerly, Chief Compliance
                                                                     Officer of Wellington Management Company, LLP
                                                                     (2004-2011).
----------------------------------------------------------------------------------------------------------------------------
 Carolyn L. O           Vice President            Since 2010         Vice President of all the DFA Entities and Dimensional
 1974                                                                Cayman Commodity Fund I Ltd. Deputy General
                                                                     Counsel, Funds (since 2011). Formerly, Counsel for
                                                                     Dimensional Fund Advisors LP (2007-2010).
----------------------------------------------------------------------------------------------------------------------------
 Gerard K. O'Reilly     Vice President and Co-    Vice President     Vice President and Co-Chief Investment Officer of all
 1976                   Chief Investment Officer  since 2007 and     the DFA Entities and Dimensional Fund Advisors
                                                  Co-Chief           Canada ULC. Director of Dimensional Funds plc and
                                                  Investment         Dimensional Fund II plc.
                                                  Officer
                                                  since 2014
----------------------------------------------------------------------------------------------------------------------------
 Daniel C. Ong          Vice President            Since 2009         Vice President of all the DFA Entities. Portfolio
 1973                                                                Manager for Dimensional Fund Advisors LP
                                                                     (since July 2005).
----------------------------------------------------------------------------------------------------------------------------
 Kyle K. Ozaki          Vice President            Since 2010         Vice President of all the DFA Entities. Formerly,
 1978                                                                Senior Compliance Officer (January 2008-January
                                                                     2010) and Compliance Officer
                                                                     (February 2006-December 2007) for Dimensional
                                                                     Fund Advisors LP.

                                        Term of Office/1/
                                         and Length of
Name and Year of Birth     Position         Service                Principal Occupation During Past 5 Years
--------------------------------------------------------------------------------------------------------------------
 Matthew A. Pawlak      Vice President    Since 2013       Vice President of all the DFA Entities. Formerly,
 1977                                                      Regional Director for Dimensional Fund Advisors LP
                                                           (2012-January 2013); Senior Consultant (June 2011-
                                                           December 2011) and Senior Investment Analyst and
                                                           Consultant (July 2008-June 2011) at Hewitt
                                                           EnnisKnupp.
--------------------------------------------------------------------------------------------------------------------
 Jeffrey L. Pierce      Vice President    Since 2015       Vice President of all the DFA Entities. Senior
 1984                                                      Manager, Advisor Benchmarking (since January 2015)
                                                           for Dimensional Fund Advisors LP. Formerly,
                                                           Manager, Advisor Benchmarking (April 2012-
                                                           December 2014) for Dimensional Fund Advisors LP;
                                                           Senior Manager, Research and Consulting (October
                                                           2010-April 2012) for Crain Communications Inc.;
                                                           Senior Manager, Revenue Planning and Strategy
                                                           (April 2007-October 2010) for T-Mobile.
--------------------------------------------------------------------------------------------------------------------
 Olivian T. Pitis       Vice President    Since 2015       Vice President of all the DFA Entities. Formerly,
 1974                                                      Regional Director (May 2011-January 2015) for
                                                           Dimensional Fund Advisors LP; Investment Counselor/
                                                           Regional Director for Halbert Hargrove
                                                           (2008-May 2011).
--------------------------------------------------------------------------------------------------------------------
 Brian P. Pitre         Vice President    Since 2015       Vice President of all the DFA Entities. Counsel for
 1976                                                      Dimensional Fund Advisors LP (since February 2015).
                                                           Formerly, Chief Financial Officer and General Counsel
                                                           for Relentless (March 2014-January 2015); Vice
                                                           President of all the DFA Entities (January 2013-March
                                                           2014); Counsel for Dimensional Fund Advisors LP
                                                           (January 2009-March 2014).
--------------------------------------------------------------------------------------------------------------------
 David A. Plecha        Vice President    Since 1993       Vice President of all the DFA Entities, DFA Australia
 1961                                                      Limited, Dimensional Fund Advisors Ltd. and
                                                           Dimensional Fund Advisors Canada ULC.
--------------------------------------------------------------------------------------------------------------------
 Allen Pu               Vice President    Since 2011       Vice President of all the DFA Entities. Senior Portfolio
 1970                                                      Manager for Dimensional Fund Advisors LP (since
                                                           January 2015). Formerly, Portfolio Manager for
                                                           Dimensional Fund Advisors LP (2006-January 2015).
--------------------------------------------------------------------------------------------------------------------
 David J. Rapozo        Vice President    Since 2014       Vice President of all the DFA Entities. Formerly,
 1967                                                      Regional Director for Dimensional Fund Advisors LP
                                                           (January 2011-January 2014); Vice President at
                                                           BlackRock (2009-2010).
--------------------------------------------------------------------------------------------------------------------
 Mark A. Regier         Vice President    Since 2013       Vice President of all the DFA Entities. Formerly,
 1969                                                      Planning and Analysis Manager for Dimensional Fund
                                                           Advisors LP (July 2007-January 2014).
--------------------------------------------------------------------------------------------------------------------
 Cory T. Riedberger     Vice President    Since 2015       Vice President of all the DFA Entities. Formerly,
 1979                                                      Regional Director (March 2011-January 2015) for
                                                           Dimensional Fund Advisors LP; Regional Vice
                                                           President (2003-March 2011) for Invesco
                                                           PowerShares.
--------------------------------------------------------------------------------------------------------------------
 Savina B. Rizova       Vice President    Since 2012       Vice President of all the DFA Entities. Formerly,
 1981                                                      Research Associate (June 2011-January 2012) for
                                                           Dimensional Fund Advisors LP.
--------------------------------------------------------------------------------------------------------------------
 Michael F. Rocque      Vice President    Since 2015       Vice President of all the DFA Entities. Formerly,
 1968                                                      Senior Fund Accounting Manager
                                                           (July 2013-January 2015) for Dimensional Fund
                                                           Advisors LP; Senior Financial Consultant and Chief
                                                           Accounting Officer (July 2002-July 2013) for MFS
                                                           Investment Management.
--------------------------------------------------------------------------------------------------------------------
 L. Jacobo Rodriguez    Vice President    Since 2005       Vice President of all the DFA Entities.
 1971
--------------------------------------------------------------------------------------------------------------------
 Austin S. Rosenthal    Vice President    Since 2015       Vice President of all the DFA Entities. Formerly, Vice
 1978                                                      President for Dimensional SmartNest (US) LLC
                                                           (September 2010-November 2014).

                                        Term of Office/1/
                                         and Length of
Name and Year of Birth     Position         Service                Principal Occupation During Past 5 Years
--------------------------------------------------------------------------------------------------------------------
 Oliver J. Rowe         Vice President    Since 2014       Vice President of all the DFA Entities. Formerly,
 1960                                                      Senior Manager, Human Resources for Dimensional
                                                           Fund Advisors LP (January 2012-January 2014);
                                                           Director of Human Resources at Spansion, Inc.
                                                           (March 2009-December 2011).
--------------------------------------------------------------------------------------------------------------------
 Joseph S. Ruzicka      Vice President    Since 2015       Vice President of all the DFA Entities. Formerly,
 1987                                                      Manager Investment Analytics and Data (January
                                                           2014-January 2015), Senior Associate, Investment
                                                           Analytics and Data (January 2013-January 2014),
                                                           Associate, Investment Analytics and Data (January
                                                           2012-January 2013), and Investment Data Analyst
                                                           (April 2010-January 2012) for Dimensional Fund
                                                           Advisors LP.
--------------------------------------------------------------------------------------------------------------------
 Julie A. Saft          Vice President    Since 2010       Vice President of all the DFA Entities. Formerly, Client
 1959                                                      Systems Manager for Dimensional Fund Advisors LP
                                                           (July 2008-January 2010); Senior Manager at
                                                           Vanguard (November 1997-July 2008).
--------------------------------------------------------------------------------------------------------------------
 Joel P. Schneider      Vice President    Since 2015       Vice President of all the DFA Entities. Portfolio
 1980                                                      Manager (since 2013) for Dimensional Fund Advisors
                                                           LP. Formerly, Investment Associate
                                                           (April 2011-January 2013) for Dimensional Fund
                                                           Advisors LP; Associate Consultant for ZS Associates
                                                           (April 2008-November 2010).
--------------------------------------------------------------------------------------------------------------------
 Ashish Shrestha        Vice President    Since 2015       Vice President of all the DFA Entities. Formerly,
 1978                                                      Regional Director (September 2009-January 2015) and
                                                           Senior Associate (September 2008-September 2009)
                                                           for Dimensional Fund Advisors LP.
--------------------------------------------------------------------------------------------------------------------
 Bruce A. Simmons       Vice President    Since 2009       Vice President of all the DFA Entities. Formerly,
 1965                                                      Investment Operations Manager for Dimensional Fund
                                                           Advisors LP (May 2007-January 2009).
--------------------------------------------------------------------------------------------------------------------
 Ted R. Simpson         Vice President    Since 2007       Vice President of all the DFA Entities.
 1968
--------------------------------------------------------------------------------------------------------------------
 Bhanu P. Singh         Vice President    Since 2014       Vice President of all the DFA Entities. Senior Portfolio
 1981                                                      Manager for Dimensional Fund Advisors LP (since
                                                           January 2015). Formerly, Portfolio Manager (January
                                                           2012-January 2015) and Investment Associate for
                                                           Dimensional Fund Advisors LP
                                                           (August 2010-December 2011).
--------------------------------------------------------------------------------------------------------------------
 Bryce D. Skaff         Vice President    Since 2007       Vice President of all the DFA Entities.
 1975
--------------------------------------------------------------------------------------------------------------------
 Lukas J. Smart         Vice President    Since 2014       Vice President of all the DFA Entities. Portfolio
 1977                                                      Manager of Dimensional Fund Advisors LP
                                                           (since January 2010).
--------------------------------------------------------------------------------------------------------------------
 Andrew D. Smith        Vice President    Since 2011       Vice President of all the DFA Entities. Formerly,
 1968                                                      Project Manager for Dimensional Fund Advisors LP
                                                           (2007-2010).
--------------------------------------------------------------------------------------------------------------------
 Grady M. Smith         Vice President    Since 2004       Vice President of all the DFA Entities and Dimensional
 1956                                                      Fund Advisors Canada ULC.
--------------------------------------------------------------------------------------------------------------------
 Lawrence R. Spieth     Vice President    Since 2004       Vice President of all the DFA Entities.
 1947
--------------------------------------------------------------------------------------------------------------------
 Richard H. Tatlow V    Vice President    Since 2013       Vice President of all the DFA Entities. Formerly,
 1971                                                      Regional Director for Dimensional Fund Advisors LP
                                                           (April 2010-January 2013).
--------------------------------------------------------------------------------------------------------------------
 Blake T. Tatsuta       Vice President    Since 2013       Vice President of all the DFA Entities. Formerly,
 1973                                                      Manager, Investment Analytics and Data
                                                           (2012-January 2013) and Research Assistant
                                                           (2002-2011) for Dimensional Fund Advisors LP.

                                        Term of Office/1/
                                         and Length of
Name and Year of Birth     Position         Service               Principal Occupation During Past 5 Years
------------------------------------------------------------------------------------------------------------------
Erik T. Totten          Vice President    Since 2013       Vice President of all the DFA Entities. Formerly,
1980                                                       Regional Director (2010-January 2013) and Senior
                                                           Associate (2007-2009) for Dimensional Fund Advisors
                                                           LP.
------------------------------------------------------------------------------------------------------------------
John H. Totten          Vice President    Since 2012       Vice President of all the DFA Entities. Formerly,
1978                                                       Regional Director for Dimensional Fund Advisors LP
                                                           (January 2008-January 2012).
------------------------------------------------------------------------------------------------------------------
Robert C. Trotter       Vice President    Since 2009       Vice President of all the DFA Entities.
1958
------------------------------------------------------------------------------------------------------------------
Dave C. Twardowski      Vice President    Since 2015       Vice President of all the DFA Entities. Formerly,
1982                                                       Research Associate (June 2011-January 2015) for
                                                           Dimensional Fund Advisors LP; Research Assistant at
                                                           Dartmouth College (2009-2011).
------------------------------------------------------------------------------------------------------------------
Karen E. Umland         Vice President    Since 1997       Vice President of all the DFA Entities, DFA Australia
1966                                                       Limited, Dimensional Fund Advisors Ltd., and
                                                           Dimensional Fund Advisors Canada ULC.
------------------------------------------------------------------------------------------------------------------
Benjamin C. Walker      Vice President    Since 2014       Vice President of all the DFA Entities. Formerly,
1979                                                       Regional Director for Dimensional Fund Advisors LP
                                                           (September 2008-January 2014).
------------------------------------------------------------------------------------------------------------------
Brian J. Walsh          Vice President    Since 2009       Vice President of all the DFA Entities. Portfolio
1970                                                       Manager for Dimensional Fund Advisors LP
                                                           (since 2004).
------------------------------------------------------------------------------------------------------------------
Jessica Walton          Vice President    Since 2015       Vice President of all the DFA Entities. Formerly,
1974                                                       Regional Director (January 2012-January 2015) for
                                                           Dimensional Fund Advisors LP; Director of Marketing
                                                           and Investor Relations for Treaty Oak Capital
                                                           Management (July 2011-October 2011); Vice
                                                           President for Rockspring Capital (October 2010-July
                                                           2011); Program Director for RevEurope Payments
                                                           (November 2008-October 2010).
------------------------------------------------------------------------------------------------------------------
Weston J. Wellington    Vice President    Since 1997       Vice President of all the DFA Entities.
1951
------------------------------------------------------------------------------------------------------------------
Ryan J. Wiley           Vice President    Since 2007       Vice President of all the DFA Entities.
1976
------------------------------------------------------------------------------------------------------------------
Stacey E. Winning       Vice President    Since 2015       Vice President of all the DFA Entities. Head of Global
1981                                                       Recruiting and Development (since June 2014) for
                                                           Dimensional Fund Advisors LP. Formerly, Senior
                                                           Manager, Recruiting (December 2012-June 2014) for
                                                           Dimensional Fund Advisors LP; Co-Head of Global
                                                           Recruiting (May 2009-November 2012) for Two Sigma
                                                           Investments.
------------------------------------------------------------------------------------------------------------------
Paul E. Wise            Vice President    Since 2005       Vice President of all the DFA Entities.
1955
------------------------------------------------------------------------------------------------------------------
Joseph L. Young         Vice President    Since 2011       Vice President of all the DFA Entities. Formerly,
1978                                                       Regional Director for Dimensional Fund Advisors LP
                                                           (2005-2010).

/1/ Each officer holds office for an indefinite term at the pleasure of the Board of Directors and until his or her successor is elected and qualified.

                  VOTING PROXIES ON FUND PORTFOLIO SECURITIES

   A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available (1) without charge, upon request, by calling collect: (512) 306-7400; (2) from the Advisor's website at http://us.dimensional.com; and (3) on the SEC's website at http://www.sec.gov. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://us.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

                            NOTICE TO SHAREHOLDERS

                                  (Unaudited)


For shareholders that do not have an October 31, 2015 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2015 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year November 1, 2014 to October 31, 2015, each Portfolio is designating the following items with regard to distributions paid during the fiscal year. All designations are based on financial information available as of the date of this annual report and, accordingly are subject to change. For each item, it is the intention of the Portfolio to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

                                                                                               Qualifying
                                                                                                  For
                                           Net                                                 Corporate
                                       Investment    Short-Term     Long-Term                  Dividends   Qualifying  Foreign
                                         Income     Capital Gain  Capital Gain      Total       Received    Dividend     Tax
Dimensional Investment Group Inc.     Distributions Distributions Distributions Distributions Deduction(1) Income(2)  Credit(3)
---------------------------------     ------------- ------------- ------------- ------------- ------------ ---------- ---------
DFA International Value Portfolio IV.      100%          --            --            100%         100%        100%        4%
Emerging Markets Portfolio II........      100%          --            --            100%         100%        100%        5%

                                                           Qualifying
                                                             Short-
                                       Foreign  Qualifying    Term
                                       Source    Interest   Capital
Dimensional Investment Group Inc.     Income(4) Income(5)   Gain(6)
---------------------------------     --------- ---------- ----------
DFA International Value Portfolio IV.    100%      100%       100%
Emerging Markets Portfolio II........    100%      100%       100%

----------
(1)Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

(2)The percentage in this column represents the amount of "Qualifying Dividend Income" as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions). Please note that these percentages are designated only, refer to your 1099 for actual qualified dividend income.

(3)"Foreign Tax Credit" represents dividends which qualify for the foreign tax credit pass through and is reflected as a percentage of investment company taxable income.

(4)"Foreign Source Income" represents the portion of dividends derived from foreign sources, and is reflected as a percentage of investment company taxable income.

(5)The percentage in this column represents the amount of "Qualifying Interest Income" as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage ordinary income distributions (the total of short-term capital gain and net investment income distributions).

(6)The percentage in this column represents the amount of "Qualifying Short-Term Capital Gain" as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

                                                               DFA103115-011A
 [LOGO]                                                              00157605

ITEM 2. CODE OF ETHICS.

The Registrant has adopted, as of the end of the period covered by this Form N-CSR (the "Report"), a code of ethics that applies to the Registrant's principal executive officer and principal financial officer (the "Code of Business Ethics"). The Registrant has not made any substantive amendments to the Code of Business Ethics during the period covered by this Report. The Registrant also has not granted any waiver from any provisions of the Code of Business Ethics during the period covered by this Report. A copy of the Code of Business Ethics is filed as an exhibit to this Report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Registrant's Board of Directors has determined that Abbie J. Smith possesses the technical attributes to qualify as an "audit committee financial expert" serving on the Registrant's Audit Committee and has designated
Ms. Smith as the "audit committee financial expert." Ms. Smith earned a Ph.D. in Accounting, and has taught Accounting at the graduate level since 1980. Ms. Smith's education and career have provided her with an understanding of generally accepted accounting principles and financial statements; the ability to assess the general application of such principles in connection with the accounting for estimates, accruals and reserves; and experience preparing, analyzing and evaluating financial statements that present a breadth and level of complexity of issues that can reasonably be expected to be raised by the Registrant's financial statements. In addition, Ms. Smith has served on the boards of directors and audit committees of entities other than the Registrant. Ms. Smith is independent under the standards set forth in Item 3 of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

   (a)  Audit Fees

              Fiscal Year Ended October 31, 2015: $305,891
              Fiscal Year Ended October 31, 2014: $291,451

   (b)  Audit-Related Fees

              Fees for Registrant Fiscal Year Ended October 31, 2015: $23,488
                                  Fiscal Year Ended October 31, 2014: $23,701

   For fiscal years ended October 31, 2015 and October 31, 2014, Audit-Related Fees included fees for services related to limited procedures performed in connection with the production of the Registrant's semi-annual financial statements.

        Audit-Related Fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X

                                  Fiscal Year Ended October 31, 2015: $172,000
                                  Fiscal Year Ended October 31, 2014: $165,000

   For the fiscal years ended October 31, 2015 and October 31, 2014, Audit-Related Fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X included fees for services rendered in connection with the issuance of a Type II SSAE 16 over controls at the Registrant's investment adviser.

   (c)  Tax Fees

              Fees for Registrant Fiscal Year Ended October 31, 2015: $84,417
                                  Fiscal Year Ended October 31, 2014: $126,704

   In the fiscal years ended October 31, 2015 and October 31, 2014, Tax Fees included services in connection with the Registrant's excise tax calculations and review of the Registrant's applicable tax returns.

   There were no Tax Fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the fiscal years indicated above.

   (d)  All Other Fees

              Fees for Registrant Fiscal Year Ended October 31, 2015: $0
                                  Fiscal Year Ended October 31, 2014: $0

   There were no "All Other Fees" required to be approved pursuant to paragraph
   (c)(7)(ii) of Rule 2-01 of Regulation S-X during the fiscal years indicated above.

   (e)(1) Audit Committee's Pre-Approval Policies and Procedures

                     Pre-Approval Policies and Procedures
                               as adopted by the
                               Audit Committees
                                      of
                     DFA Investment Dimensions Group Inc.
                    Dimensional Emerging Markets Value Fund
                       Dimensional Investment Group Inc.
                       The DFA Investment Trust Company
                            (together, the "Funds")

   The Sarbanes-Oxley Act of 2002 (the "Act") and the rules (the "Rules") adopted by the U.S. Securities and Exchange Commission (the "SEC") require that the Funds' Audit Committees (together, the "Committee") pre-approve all audit services and non-audit services provided to the Funds by their independent registered public accounting firm (the "Auditor"). The Act and the Rules also require that the Committee pre-approve all non-audit services provided by the Auditor to Dimensional Fund Advisors LP ("Dimensional"), the Funds' investment advisor, and to affiliates of Dimensional that provide ongoing services to the Funds (with Dimensional, together the "Service Affiliates") if the services directly impact the Funds' operations and financial reporting.

   The following policies and procedures govern the ways in which the Committee will pre-approve audit and various types of non-audit services that the Auditor provides to the Funds and to Service Affiliates. These policies and procedures do not apply in the case of audit services that the Auditor provides to Service Affiliates, nor do they apply to services that an audit firm other than the Auditor provides to such entities.

   These policies and procedures comply with the requirements for pre-approval, but also provide mechanisms by which management of the Funds may request and secure pre-approval of audit and non-audit services in an orderly manner with minimal disruption to normal business operations. Pre-approval of non-audit services may be achieved through a combination of the procedures described in Sections C and D below.

         A.   General

         1. The Committee must pre-approve all audit services and non-audit services that the Auditor provides to the Funds.

         2. The Committee must pre-approve any engagement of the Auditor to provide non-audit services to any Service Affiliate during the period of the Auditor's engagement to provide audit services to the Funds, if the non-audit services to the Service Affiliate directly impact the Funds' operations and financial reporting.

         B.   Pre-Approval of Audit Services to the Funds

         1. The Committee shall approve the engagement of an independent registered public accounting firm to certify the Funds' financial statements for each fiscal year (the "Engagement"). The approval of the Engagement shall not be delegated to a Designated Member (as that term is defined in Section D below). In approving the Engagement, the Committee shall obtain, review and consider sufficient information concerning the proposed Auditor to enable the Committee to make a reasonable evaluation of the Auditor's qualifications and independence. The Committee also shall consider the Auditor's proposed fees for the Engagement, in light of the scope and nature of the audit services that the Funds will receive.

         2. The Committee shall report to the Boards of Directors/Trustees of the Funds (together, the "Board") regarding its approval of the Engagement and of the proposed fees for the Engagement, and the basis for such approval.

         3. Unless otherwise in accordance with applicable law, the Engagement, in any event, shall require that the Auditor be selected by the vote, cast in person, of a majority of the members of the Board who are not "interested persons" of the Funds (as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940) (the "Independent Directors").

         C. Pre-Approval of Non-Audit Services to the Funds and to Service Affiliates--by Types of Services

         1. The Committee may pre-approve types of non-audit services (including tax services) to the Funds and their Service Affiliates pursuant to this Section C.

         2. Annually, at such time as the Committee considers the Engagement of the Auditor, management of the Funds, in consultation with the Auditor, shall provide to the Committee, for its consideration and action, the following: (a) a list of those types of non-audit services, if any, that the Funds may request from the Auditor during the fiscal year; and (b) a list of those types of non-audit services directly impacting the Funds' operations and financial reporting that Service Affiliates may request from the Auditor during the fiscal year.

         3. The lists submitted to the Committee shall describe the types of non-audit services in reasonable detail (which may include a range of tax services) and shall include an estimated budget (or budgeted range) of fees, where possible, and such other information as the Committee may request. If management and the Auditor desire the Committee to preapprove the furnishing of a range of tax services, the Auditor shall provide an estimated range of fees for such tax services for the consideration and approval by the Committee.

         4. The Committee's pre-approval of the types of non-audit services submitted pursuant to this Section C shall constitute authorization for management of the Funds to utilize the Auditor for the types of non-audit services so pre-approved, if needed or desired during the fiscal year.

         5. A list of the types of non-audit services pre-approved by the Committee pursuant to this Section C will be distributed to management of the Service Affiliates and the appropriate partners of the Auditor. Periodically, the Auditor will discuss with the Committee those non-audit services that have been or are being provided pursuant to this Section C.

         D. Pre-Approval of Non-Audit Services to the Funds and to Service Affiliates--Project-by-Project Basis

         1. The Committee also may pre-approve non-audit services on a project-by-project basis pursuant to this Section D.

         2. Management of the Funds, in consultation with the Auditor, may submit either to the Committee or to the Designated Member, as provided in this Section D, for their consideration and action, a pre-approval request identifying one or more non-audit service projects. The request so submitted shall describe the project(s) in reasonable detail and shall include an estimated budget (or budgeted range) of fees and such other information as the Committee or the Designated Member, as appropriate, shall request.

         3. The Committee, from time to time, shall designate one or more of its members who are Independent Directors (each a "Designated Member") to consider, on the Committee's behalf, any non-audit services, whether to the Funds or to any Service Affiliate, that have not been pre-approved by the Committee. The Designated Member also shall review, on the Committee's behalf, any proposed material change in the nature or extent of any non-audit services previously approved. The Funds' management, in consultation with the Auditor, shall explain why such non-audit services or material change in non-audit services are necessary and appropriate and the anticipated costs thereof.

         4. The Designated Member will review the requested non-audit services or proposed material change in such services and will either:

              (a) pre-approve, pre-approve subject to conditions, or disapprove any such requested services, or any proposed material change in services, whether to the Funds or to a Service Affiliate; or

              (b) refer such matter to the full Committee for its consideration and action.

              In considering any requested non-audit services or proposed material change in such services, the Designated Member's authority shall be limited to approving non-audit services or proposed material changes that do not exceed $10,000 in value.

         5. The Designated Member's pre-approval (or pre-approval subject to conditions) of the requested non-audit services or proposed material change in services pursuant to this Section D shall constitute authorization for the management of the Funds or the Service Affiliate, as the case may be, to utilize the Auditor for the non-audit services so pre-approved. Any action by the Designated Member in approving a requested non-audit service shall be presented for ratification by the Committee not later than at its next scheduled meeting. If the Designated Member does not approve the Auditor providing the requested non-audit service, the matter may be presented to the full Committee for its consideration and action.

         E.   Amendment; Annual Review

         1.   The Committee may amend these procedures from time to time.

         2.   These procedures shall be reviewed annually by the Committee.

         F.   Recordkeeping

         1. The Funds shall maintain a written record of all decisions made by the Committee or by a Designated Member pursuant to these procedures, together with appropriate supporting materials.

         2. In connection with the approval of any non-audit service pursuant to the de minimis exception provided in the Rules, a record shall be made indicating that each of the conditions for this exception, as set forth in the Rules, has been satisfied.

         3. A copy of these Procedures (and of any amendments to these Procedures) shall be maintained and preserved permanently in an easily accessible place. The written records referred to in paragraphs 1 and 2 of this Section F shall be maintained and preserved for six years from the end of the fiscal year in which the actions recorded were taken, for at least the first two years in an easily accessible location.

   (e)(2) The fees disclosed in Items 4(b), 4(c) or 4(d) were approved by the Registrant's Audit Committee but not pursuant to paragraph
          (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

   (f) The percentage of hours expended on the principal accountant's engagement to audit the Registrant's financial statements for the fiscal year ended October 31, 2015 that were attributed to work performed by persons other than the principal accountant's full time, permanent employees was not greater than 50%.
                                  ---

   (g)    Aggregate Non-Audit Fees

               Fiscal Year Ended October 31, 2015: $1,585,897
               Fiscal Year Ended October 31, 2014: $2,358,763

   (h) The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to the Registrant's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

This item is not applicable to the Registrant because it is not a listed issuer.

ITEM 6. INVESTMENTS.

(a) Please see the schedules of investments contained in the reports to stockholders included under Item 1 of this Report except as discussed below. Provided below is a complete schedule of investments for each series of the Registrant or the master fund in which the series of the Registrant invests that provided a summary schedule of portfolio holdings in a report to stockholders included under Item 1 in lieu of a complete schedule of investments. The schedules of investments for the following series are provided below:

NAME OF ENTITY FOR WHICH SCHEDULE OF    RELATIONSHIP TO SERIES OF THE
INVESTMENTS IS PROVIDED                 REGISTRANT
------------------------------------    --------------------------------------
U.S. Large Company Portfolio            Series of Registrant

The U.S. Large Cap Value Series         Master fund for U.S. Large Cap Value
                                        Portfolio II, U.S. Large Cap Value
                                        Portfolio III and LWAS/DFA U.S. High
                                        Book to Market Portfolio

The DFA International Value Series      Master fund for DFA International
                                        Value Portfolio, DFA International
                                        Value Portfolio II, DFA International
                                        Value Portfolio III and DFA
                                        International Value Portfolio IV

The Emerging Markets Series             Master fund for Emerging Markets
                                        Portfolio II

The Tax-Managed U.S. Marketwide Value   Master fund for Tax-Managed U.S.
Series                                  Marketwide Value Portfolio II

                         U.S. LARGE COMPANY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               OCTOBER 31, 2015

                                                                               PERCENTAGE
                                                        SHARES     VALUE+    OF NET ASSETS**
                                                       --------- ----------- ---------------
COMMON STOCKS -- (94.3%)
Consumer Discretionary -- (12.4%)
    Advance Auto Parts, Inc.                              23,142 $ 4,592,067             0.1%
*   Amazon.com, Inc.                                     121,224  75,874,102             1.3%
*   AutoNation, Inc.                                      24,741   1,563,384             0.0%
*   AutoZone, Inc.                                         9,758   7,654,273             0.1%
#*  Bed Bath & Beyond, Inc.                               53,606   3,196,526             0.1%
#   Best Buy Co., Inc.                                    97,009   3,398,225             0.1%
    BorgWarner, Inc.                                      71,534   3,063,086             0.1%
#   Cablevision Systems Corp. Class A                     70,276   2,290,295             0.0%
#*  CarMax, Inc.                                          65,758   3,880,380             0.1%
    Carnival Corp.                                       146,313   7,912,607             0.1%
    CBS Corp. Class B                                    140,469   6,534,618             0.1%
*   Chipotle Mexican Grill, Inc.                           9,843   6,301,784             0.1%
#   Coach, Inc.                                           87,436   2,728,003             0.0%
    Comcast Corp. Class A                                668,443  41,857,901             0.7%
    Comcast Corp. Special Class A                        116,380   7,298,190             0.1%
#   Darden Restaurants, Inc.                              36,034   2,230,144             0.0%
    Delphi Automotive P.L.C.                              89,877   7,476,868             0.1%
#*  Discovery Communications, Inc. Class A                47,191   1,389,303             0.0%
#*  Discovery Communications, Inc. Class C                81,494   2,242,715             0.0%
    Dollar General Corp.                                  93,136   6,311,827             0.1%
#*  Dollar Tree, Inc.                                     74,190   4,858,703             0.1%
    DR Horton, Inc.                                      103,179   3,037,590             0.1%
    Expedia, Inc.                                         31,623   4,310,215             0.1%
    Ford Motor Co.                                     1,231,762  18,242,395             0.3%
#*  Fossil Group, Inc.                                    13,013     708,037             0.0%
#   GameStop Corp. Class A                                33,732   1,554,033             0.0%
#   Gap, Inc. (The)                                       75,193   2,046,753             0.0%
#   Garmin, Ltd.                                          37,418   1,327,216             0.0%
    General Motors Co.                                   455,610  15,905,345             0.3%
#   Genuine Parts Co.                                     47,917   4,348,947             0.1%
    Goodyear Tire & Rubber Co. (The)                      85,152   2,796,392             0.0%
#   H&R Block, Inc.                                       74,527   2,776,876             0.0%
    Hanesbrands, Inc.                                    127,215   4,063,247             0.1%
#   Harley-Davidson, Inc.                                 65,102   3,219,294             0.1%
    Harman International Industries, Inc.                 22,496   2,473,660             0.0%
#   Hasbro, Inc.                                          35,531   2,729,847             0.0%
    Home Depot, Inc. (The)                               405,880  50,183,003             0.9%
    Interpublic Group of Cos., Inc. (The)                129,720   2,974,480             0.1%
    Johnson Controls, Inc.                               206,739   9,340,468             0.2%
#   Kohl's Corp.                                          62,545   2,884,575             0.1%
    L Brands, Inc.                                        81,210   7,794,536             0.1%
    Leggett & Platt, Inc.                                 43,249   1,947,502             0.0%
#   Lennar Corp. Class A                                  54,978   2,752,748             0.0%
    Lowe's Cos., Inc.                                    292,448  21,591,436             0.4%
    Macy's, Inc.                                         104,617   5,333,375             0.1%
#   Marriott International, Inc. Class A                  63,032   4,839,597             0.1%
#   Mattel, Inc.                                         107,029   2,630,773             0.0%
    McDonald's Corp.                                     297,688  33,415,478             0.6%
#*  Michael Kors Holdings, Ltd.                           61,137   2,362,334             0.0%
*   Mohawk Industries, Inc.                               20,092   3,927,986             0.1%
#*  Netflix, Inc.                                        134,652  14,593,584             0.3%

U.S. LARGE COMPANY PORTFOLIO
CONTINUED

                                                                                PERCENTAGE
                                                        SHARES      VALUE+    OF NET ASSETS**
                                                       --------- ------------ ---------------
Consumer Discretionary -- (Continued)
    Newell Rubbermaid, Inc.                               84,646 $  3,591,530             0.1%
    News Corp. Class A                                   120,426    1,854,560             0.0%
    News Corp. Class B                                    34,106      527,961             0.0%
    NIKE, Inc. Class B                                   214,269   28,075,667             0.5%
#   Nordstrom, Inc.                                       44,028    2,871,066             0.0%
*   O'Reilly Automotive, Inc.                             31,419    8,679,813             0.2%
#   Omnicom Group, Inc.                                   76,791    5,753,182             0.1%
*   Priceline Group, Inc. (The)                           16,026   23,305,650             0.4%
    PulteGroup, Inc.                                     101,474    1,860,018             0.0%
#   PVH Corp.                                             26,090    2,372,885             0.0%
    Ralph Lauren Corp.                                    18,891    2,092,556             0.0%
    Ross Stores, Inc.                                    130,791    6,615,409             0.1%
    Royal Caribbean Cruises, Ltd.                         54,226    5,333,127             0.1%
#   Scripps Networks Interactive, Inc. Class A            29,775    1,788,882             0.0%
    Signet Jewelers, Ltd.                                 25,157    3,797,198             0.1%
    Staples, Inc.                                        203,419    2,642,413             0.0%
    Starbucks Corp.                                      469,127   29,353,276             0.5%
    Starwood Hotels & Resorts Worldwide, Inc.             53,854    4,301,319             0.1%
    Target Corp.                                         198,635   15,330,649             0.3%
#   TEGNA, Inc.                                           71,583    1,935,604             0.0%
#   Tiffany & Co.                                         35,459    2,923,240             0.1%
    Time Warner Cable, Inc.                               89,443   16,940,504             0.3%
    Time Warner, Inc.                                    257,789   19,421,823             0.3%
    TJX Cos., Inc. (The)                                 213,156   15,600,888             0.3%
#   Tractor Supply Co.                                    42,930    3,966,303             0.1%
#*  TripAdvisor, Inc.                                     35,690    2,990,108             0.1%
    Twenty-First Century Fox, Inc. Class A               385,916   11,843,762             0.2%
    Twenty-First Century Fox, Inc. Class B               136,294    4,208,759             0.1%
#*  Under Armour, Inc. Class A                            56,883    5,408,436             0.1%
#*  Urban Outfitters, Inc.                                30,094      860,688             0.0%
    VF Corp.                                             107,630    7,267,178             0.1%
    Viacom, Inc. Class B                                 109,825    5,415,471             0.1%
    Walt Disney Co. (The)                                490,819   55,825,753             1.0%
    Whirlpool Corp.                                       24,786    3,969,230             0.1%
#   Wyndham Worldwide Corp.                               37,333    3,037,039             0.1%
#   Wynn Resorts, Ltd.                                    25,675    1,795,966             0.0%
    Yum! Brands, Inc.                                    136,296    9,664,749             0.2%
                                                                 ------------            ----
Total Consumer Discretionary                                      761,989,385            13.1%
                                                                 ------------            ----
Consumer Staples -- (9.1%)
    Altria Group, Inc.                                   619,738   37,475,557             0.6%
    Archer-Daniels-Midland Co.                           192,474    8,788,363             0.2%
#   Brown-Forman Corp. Class B                            33,539    3,561,171             0.1%
#   Campbell Soup Co.                                     56,927    2,891,322             0.0%
#   Clorox Co. (The)                                      40,662    4,958,324             0.1%
    Coca-Cola Co. (The)                                1,237,457   52,406,304             0.9%
    Coca-Cola Enterprises, Inc.                           66,617    3,420,117             0.1%
#   Colgate-Palmolive Co.                                284,514   18,877,504             0.3%
    ConAgra Foods, Inc.                                  136,463    5,533,575             0.1%
    Constellation Brands, Inc. Class A                    54,362    7,327,998             0.1%
    Costco Wholesale Corp.                               138,914   21,965,082             0.4%
    CVS Health Corp.                                     352,268   34,797,033             0.6%

U.S. LARGE COMPANY PORTFOLIO
CONTINUED


                                                                                PERCENTAGE
                                                        SHARES      VALUE+    OF NET ASSETS**
                                                       --------- ------------ ---------------
Consumer Staples -- (Continued)
    Dr Pepper Snapple Group, Inc.                         60,335 $  5,392,139             0.1%
    Estee Lauder Cos., Inc. (The) Class A                 71,390    5,744,039             0.1%
    General Mills, Inc.                                  189,250   10,997,317             0.2%
    Hershey Co. (The)                                     46,168    4,094,640             0.1%
    Hormel Foods Corp.                                    42,601    2,877,698             0.0%
    JM Smucker Co. (The)                                  37,824    4,440,159             0.1%
    Kellogg Co.                                           80,467    5,674,533             0.1%
#   Keurig Green Mountain, Inc.                           37,982    1,927,587             0.0%
    Kimberly-Clark Corp.                                 115,140   13,783,409             0.2%
    Kraft Heinz Co. (The)                                187,843   14,646,119             0.3%
    Kroger Co. (The)                                     307,048   11,606,414             0.2%
#   McCormick & Co., Inc.                                 36,654    3,078,203             0.1%
    Mead Johnson Nutrition Co.                            64,082    5,254,724             0.1%
    Molson Coors Brewing Co. Class B                      49,954    4,400,947             0.1%
    Mondelez International, Inc. Class A                 509,303   23,509,426             0.4%
*   Monster Beverage Corp.                                48,066    6,552,357             0.1%
    PepsiCo, Inc.                                        464,320   47,448,861             0.8%
    Philip Morris International, Inc.                    489,668   43,286,651             0.7%
    Procter & Gamble Co. (The)                           857,388   65,487,295             1.1%
    Reynolds American, Inc.                              261,993   12,659,502             0.2%
#   Sysco Corp.                                          174,879    7,213,759             0.1%
#   Tyson Foods, Inc. Class A                             96,202    4,267,521             0.1%
    Wal-Mart Stores, Inc.                                498,797   28,551,140             0.5%
    Walgreens Boots Alliance, Inc.                       276,200   23,388,616             0.4%
#   Whole Foods Market, Inc.                             113,112    3,388,836             0.1%
                                                                 ------------             ---
Total Consumer Staples                                            561,674,242             9.7%
                                                                 ------------             ---
Energy -- (6.7%)
    Anadarko Petroleum Corp.                             160,573   10,739,122             0.2%
#   Apache Corp.                                         119,474    5,630,810             0.1%
    Baker Hughes, Inc.                                   137,774    7,257,934             0.1%
    Cabot Oil & Gas Corp.                                130,797    2,839,603             0.1%
*   Cameron International Corp.                           60,534    4,116,917             0.1%
#   Chesapeake Energy Corp.                              163,455    1,165,434             0.0%
    Chevron Corp.                                        594,780   54,053,606             0.9%
    Cimarex Energy Co.                                    29,856    3,524,799             0.1%
    Columbia Pipeline Group, Inc.                        100,392    2,085,142             0.0%
    ConocoPhillips                                       389,873   20,799,724             0.4%
#   CONSOL Energy, Inc.                                   72,006      479,560             0.0%
    Devon Energy Corp.                                   122,115    5,120,282             0.1%
#   Diamond Offshore Drilling, Inc.                       20,485      407,242             0.0%
#   Ensco P.L.C. Class A                                  74,516    1,239,201             0.0%
    EOG Resources, Inc.                                  173,582   14,902,015             0.3%
    EQT Corp.                                             48,172    3,182,724             0.1%
    Exxon Mobil Corp.                                  1,317,882  109,041,557             1.9%
*   FMC Technologies, Inc.                                72,532    2,453,758             0.0%
    Halliburton Co.                                      270,170   10,369,125             0.2%
#   Helmerich & Payne, Inc.                               34,058    1,916,444             0.0%
    Hess Corp.                                            76,216    4,284,101             0.1%
    Kinder Morgan, Inc.                                  568,120   15,538,082             0.3%
#   Marathon Oil Corp.                                   214,045    3,934,147             0.1%
    Marathon Petroleum Corp.                             169,469    8,778,494             0.2%

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U.S. LARGE COMPANY PORTFOLIO
CONTINUED


                                                                                PERCENTAGE
                                                        SHARES      VALUE+    OF NET ASSETS**
                                                       --------- ------------ ---------------
Energy -- (Continued)
#   Murphy Oil Corp.                                      51,327 $  1,459,227             0.0%
#   National Oilwell Varco, Inc.                         121,315    4,566,297             0.1%
*   Newfield Exploration Co.                              51,510    2,070,187             0.0%
    Noble Energy, Inc.                                   134,355    4,815,283             0.1%
    Occidental Petroleum Corp.                           241,470   17,999,174             0.3%
#   ONEOK, Inc.                                           66,114    2,242,587             0.0%
    Phillips 66                                          151,346   13,477,361             0.2%
    Pioneer Natural Resources Co.                         47,193    6,472,048             0.1%
#   Range Resources Corp.                                 53,532    1,629,514             0.0%
    Schlumberger, Ltd.                                   399,984   31,262,749             0.5%
#*  Southwestern Energy Co.                              121,515    1,341,526             0.0%
#   Spectra Energy Corp.                                 212,205    6,062,697             0.1%
    Tesoro Corp.                                          38,909    4,160,539             0.1%
#   Transocean, Ltd.                                     108,018    1,709,925             0.0%
    Valero Energy Corp.                                  157,128   10,357,878             0.2%
    Williams Cos., Inc. (The)                            215,642    8,504,920             0.1%
                                                                 ------------             ---
Total Energy                                                      411,991,735             7.1%
                                                                 ------------             ---
Financials -- (12.8%)
#   ACE, Ltd.                                            102,349   11,620,705             0.2%
*   Affiliated Managers Group, Inc.                       17,158    3,092,901             0.1%
    Aflac, Inc.                                          136,134    8,678,543             0.1%
    Allstate Corp. (The)                                 126,556    7,831,285             0.1%
    American Express Co.                                 269,013   19,707,892             0.3%
    American International Group, Inc.                   408,973   25,789,837             0.4%
    Ameriprise Financial, Inc.                            56,332    6,498,460             0.1%
    Aon P.L.C.                                            88,516    8,259,428             0.1%
    Assurant, Inc.                                        21,120    1,721,914             0.0%
    Bank of America Corp.                              3,308,905   55,523,426             1.0%
    Bank of New York Mellon Corp. (The)                  349,749   14,567,046             0.3%
    BB&T Corp.                                           246,419    9,154,466             0.2%
*   Berkshire Hathaway, Inc. Class B                     592,145   80,543,563             1.4%
    BlackRock, Inc.                                       40,494   14,252,673             0.2%
    Capital One Financial Corp.                          171,451   13,527,484             0.2%
*   CBRE Group, Inc. Class A                              91,621    3,415,631             0.1%
    Charles Schwab Corp. (The)                           378,417   11,549,287             0.2%
    Chubb Corp. (The)                                     71,743    9,279,957             0.2%
#   Cincinnati Financial Corp.                            46,680    2,811,536             0.0%
    Citigroup, Inc.                                      951,354   50,583,492             0.9%
    CME Group, Inc.                                      106,758   10,085,428             0.2%
    Comerica, Inc.                                        56,240    2,440,816             0.0%
    Discover Financial Services                          137,592    7,735,422             0.1%
*   E*TRADE Financial Corp.                               91,718    2,614,880             0.0%
    Fifth Third Bancorp                                  253,892    4,836,643             0.1%
    Franklin Resources, Inc.                             122,230    4,982,095             0.1%
#*  Genworth Financial, Inc. Class A                     158,178      740,273             0.0%
    Goldman Sachs Group, Inc. (The)                      127,245   23,858,437             0.4%
    Hartford Financial Services Group, Inc. (The)        131,124    6,065,796             0.1%
    Hudson City Bancorp, Inc.                            152,310    1,541,377             0.0%
#   Huntington Bancshares, Inc.                          253,834    2,784,559             0.0%
    Intercontinental Exchange, Inc.                       34,923    8,814,565             0.2%
    Invesco, Ltd.                                        135,510    4,494,867             0.1%

U.S. LARGE COMPANY PORTFOLIO
CONTINUED


                                                                                PERCENTAGE
                                                        SHARES      VALUE+    OF NET ASSETS**
                                                       --------- ------------ ---------------
Financials -- (Continued)
    JPMorgan Chase & Co.                               1,168,888 $ 75,101,054             1.3%
    KeyCorp                                              265,780    3,300,988             0.1%
    Legg Mason, Inc.                                      34,677    1,551,796             0.0%
    Leucadia National Corp.                              106,606    2,133,186             0.0%
    Lincoln National Corp.                                79,321    4,244,467             0.1%
    Loews Corp.                                           90,663    3,305,573             0.1%
#   M&T Bank Corp.                                        42,114    5,047,363             0.1%
    Marsh & McLennan Cos., Inc.                          167,521    9,337,621             0.2%
    McGraw Hill Financial, Inc.                           86,132    7,979,268             0.1%
    MetLife, Inc.                                        353,025   17,785,399             0.3%
    Moody's Corp.                                         55,081    5,296,589             0.1%
    Morgan Stanley                                       481,593   15,878,121             0.3%
    Nasdaq, Inc.                                          37,377    2,163,755             0.0%
    Navient Corp.                                        118,225    1,559,388             0.0%
#   Northern Trust Corp.                                  69,184    4,869,862             0.1%
#   People's United Financial, Inc.                       97,983    1,562,829             0.0%
    PNC Financial Services Group, Inc. (The)             162,339   14,652,718             0.3%
    Principal Financial Group, Inc.                       86,642    4,345,963             0.1%
#   Progressive Corp. (The)                              185,202    6,135,742             0.1%
    Prudential Financial, Inc.                           142,552   11,760,540             0.2%
    Regions Financial Corp.                              418,778    3,915,574             0.1%
    State Street Corp.                                   128,997    8,900,793             0.2%
    SunTrust Banks, Inc.                                 163,744    6,798,651             0.1%
#   T Rowe Price Group, Inc.                              80,984    6,124,010             0.1%
    Torchmark Corp.                                       36,778    2,133,492             0.0%
    Travelers Cos., Inc. (The)                            98,366   11,104,538             0.2%
    U.S. Bancorp.                                        523,222   22,069,504             0.4%
    Unum Group                                            77,971    2,701,695             0.0%
    Wells Fargo & Co.                                  1,476,526   79,939,118             1.4%
#   XL Group P.L.C.                                       95,556    3,638,772             0.1%
#   Zions Bancorporation                                  64,534    1,856,643             0.0%
                                                                 ------------            ----
Total Financials                                                  786,599,696            13.5%
                                                                 ------------            ----
Health Care -- (13.7%)
    Abbott Laboratories                                  471,100   21,105,280             0.4%
    AbbVie, Inc.                                         523,201   31,156,620             0.5%
    Aetna, Inc.                                          110,185   12,647,034             0.2%
    Agilent Technologies, Inc.                           104,750    3,955,360             0.1%
*   Alexion Pharmaceuticals, Inc.                         71,483   12,581,008             0.2%
*   Allergan P.L.C.                                      124,421   38,380,146             0.7%
    AmerisourceBergen Corp.                               64,920    6,265,429             0.1%
    Amgen, Inc.                                          239,668   37,910,684             0.7%
    Anthem, Inc.                                          82,683   11,505,339             0.2%
    Baxalta, Inc.                                        171,181    5,898,897             0.1%
    Baxter International, Inc.                           172,434    6,447,307             0.1%
    Becton Dickinson and Co.                              66,457    9,471,452             0.2%
*   Biogen, Inc.                                          74,332   21,594,189             0.4%
*   Boston Scientific Corp.                              424,799    7,765,326             0.1%
    Bristol-Myers Squibb Co.                             527,066   34,760,003             0.6%
    Cardinal Health, Inc.                                103,472    8,505,398             0.1%
*   Celgene Corp.                                        249,874   30,662,038             0.5%
#*  Cerner Corp.                                          97,073    6,434,969             0.1%

U.S. LARGE COMPANY PORTFOLIO
CONTINUED


                                                                                PERCENTAGE
                                                        SHARES      VALUE+    OF NET ASSETS**
                                                       --------- ------------ ---------------
Health Care -- (Continued)
    Cigna Corp.                                           81,389 $ 10,909,382             0.2%
    CR Bard, Inc.                                         23,453    4,370,467             0.1%
*   DaVita HealthCare Partners, Inc.                      53,811    4,170,891             0.1%
    DENTSPLY International, Inc.                          44,191    2,689,022             0.0%
*   Edwards Lifesciences Corp.                            33,984    5,340,586             0.1%
    Eli Lilly & Co.                                      308,342   25,151,457             0.4%
*   Endo International P.L.C.                             65,835    3,949,442             0.1%
*   Express Scripts Holding Co.                          213,586   18,449,559             0.3%
    Gilead Sciences, Inc.                                463,882   50,159,561             0.9%
*   HCA Holdings, Inc.                                   101,050    6,951,229             0.1%
#*  Henry Schein, Inc.                                    26,360    3,999,076             0.1%
    Humana, Inc.                                          46,825    8,364,350             0.1%
*   Intuitive Surgical, Inc.                              11,701    5,810,717             0.1%
    Johnson & Johnson                                    875,261   88,427,619             1.5%
*   Laboratory Corp. of America Holdings                  31,798    3,902,886             0.1%
#*  Mallinckrodt P.L.C.                                   37,090    2,435,700             0.0%
    McKesson Corp.                                        73,458   13,134,290             0.2%
    Medtronic P.L.C.                                     446,998   33,042,092             0.6%
    Merck & Co., Inc.                                    890,284   48,662,923             0.8%
*   Mylan NV                                             130,511    5,754,230             0.1%
    Patterson Cos., Inc.                                  27,447    1,300,988             0.0%
    PerkinElmer, Inc.                                     35,838    1,850,674             0.0%
    Perrigo Co. P.L.C.                                    46,236    7,293,267             0.1%
    Pfizer, Inc.                                       1,949,380   65,928,032             1.1%
    Quest Diagnostics, Inc.                               45,374    3,083,163             0.1%
*   Regeneron Pharmaceuticals, Inc.                       24,439   13,622,054             0.2%
    St Jude Medical, Inc.                                 89,054    5,682,536             0.1%
    Stryker Corp.                                         99,979    9,559,992             0.2%
#*  Tenet Healthcare Corp.                                31,470      987,214             0.0%
    Thermo Fisher Scientific, Inc.                       125,954   16,472,264             0.3%
    UnitedHealth Group, Inc.                             301,403   35,499,245             0.6%
    Universal Health Services, Inc. Class B               28,996    3,540,122             0.1%
#*  Varian Medical Systems, Inc.                          31,203    2,450,372             0.0%
*   Vertex Pharmaceuticals, Inc.                          77,331    9,646,269             0.2%
*   Waters Corp.                                          26,004    3,323,311             0.1%
    Zimmer Holdings, Inc.                                 53,995    5,646,257             0.1%
    Zoetis, Inc.                                         145,090    6,240,321             0.1%
                                                                 ------------            ----
Total Health Care                                                 844,848,039            14.5%
                                                                 ------------            ----
Industrials -- (9.6%)
    3M Co.                                               197,470   31,044,259             0.5%
#   ADT Corp. (The)                                       53,713    1,774,678             0.0%
    Allegion P.L.C.                                       30,284    1,973,608             0.0%
    American Airlines Group, Inc.                        212,350    9,814,817             0.2%
    AMETEK, Inc.                                          76,543    4,196,087             0.1%
#   Boeing Co. (The)                                     201,889   29,893,704             0.5%
#   Caterpillar, Inc.                                    190,481   13,903,208             0.2%
#   CH Robinson Worldwide, Inc.                           44,821    3,109,681             0.1%
#   Cintas Corp.                                          28,217    2,626,721             0.0%
    CSX Corp.                                            310,940    8,392,271             0.1%
    Cummins, Inc.                                         52,515    5,435,828             0.1%
    Danaher Corp.                                        187,953   17,537,895             0.3%

U.S. LARGE COMPANY PORTFOLIO
CONTINUED


                                                                               PERCENTAGE
                                                        SHARES     VALUE+    OF NET ASSETS**
                                                       --------- ----------- ---------------
Industrials -- (Continued)
#   Deere & Co.                                           98,541 $ 7,686,198             0.1%
    Delta Air Lines, Inc.                                251,410  12,781,684             0.2%
#   Dover Corp.                                           49,456   3,186,450             0.1%
    Dun & Bradstreet Corp. (The)                          11,414   1,299,712             0.0%
    Eaton Corp. P.L.C.                                   147,768   8,261,709             0.1%
    Emerson Electric Co.                                 207,709   9,810,096             0.2%
    Equifax, Inc.                                         37,375   3,983,054             0.1%
#   Expeditors International of Washington, Inc.          59,790   2,976,944             0.1%
#   Fastenal Co.                                          91,716   3,591,599             0.1%
    FedEx Corp.                                           83,022  12,955,583             0.2%
#   Flowserve Corp.                                       42,155   1,954,306             0.0%
    Fluor Corp.                                           45,814   2,190,367             0.0%
    General Dynamics Corp.                                95,887  14,246,891             0.2%
    General Electric Co.                               3,191,286  92,291,991             1.6%
    Honeywell International, Inc.                        247,100  25,520,488             0.4%
    Illinois Tool Works, Inc.                            104,142   9,574,816             0.2%
    Ingersoll-Rand P.L.C.                                 83,873   4,970,314             0.1%
#*  Jacobs Engineering Group, Inc.                        39,130   1,570,678             0.0%
#   JB Hunt Transport Services, Inc.                      29,028   2,216,868             0.0%
#   Kansas City Southern                                  34,883   2,886,917             0.1%
    L-3 Communications Holdings, Inc.                     25,391   3,209,422             0.1%
    Lockheed Martin Corp.                                 84,413  18,556,510             0.3%
    Masco Corp.                                          108,716   3,152,764             0.1%
    Nielsen Holdings P.L.C.                              115,957   5,509,117             0.1%
    Norfolk Southern Corp.                                95,263   7,623,898             0.1%
    Northrop Grumman Corp.                                59,231  11,120,620             0.2%
#   PACCAR, Inc.                                         112,199   5,907,277             0.1%
#   Parker-Hannifin Corp.                                 43,752   4,580,834             0.1%
#   Pentair P.L.C.                                        56,912   3,182,519             0.1%
#   Pitney Bowes, Inc.                                    63,823   1,317,945             0.0%
    Precision Castparts Corp.                             43,460  10,031,003             0.2%
#*  Quanta Services, Inc.                                 64,530   1,297,698             0.0%
    Raytheon Co.                                          95,946  11,264,060             0.2%
    Republic Services, Inc.                               76,097   3,328,483             0.1%
    Robert Half International, Inc.                       42,513   2,238,735             0.0%
#   Rockwell Automation, Inc.                             42,388   4,627,074             0.1%
#   Rockwell Collins, Inc.                                41,650   3,611,888             0.1%
#   Roper Technologies, Inc.                              31,819   5,929,471             0.1%
#   Ryder System, Inc.                                    16,870   1,210,929             0.0%
    Snap-on, Inc.                                         18,387   3,050,219             0.1%
    Southwest Airlines Co.                               208,410   9,647,299             0.2%
    Stanley Black & Decker, Inc.                          48,436   5,133,247             0.1%
#*  Stericycle, Inc.                                      26,814   3,254,415             0.1%
    Textron, Inc.                                         87,372   3,684,477             0.1%
    Tyco International P.L.C.                            133,233   4,855,011             0.1%
    Union Pacific Corp.                                  274,261  24,505,220             0.4%
*   United Continental Holdings, Inc.                    119,403   7,201,195             0.1%
    United Parcel Service, Inc. Class B                  220,766  22,743,313             0.4%
*   United Rentals, Inc.                                  30,145   2,256,655             0.0%
    United Technologies Corp.                            261,796  25,763,344             0.4%
*   Verisk Analytics, Inc.                                48,995   3,508,532             0.1%
    Waste Management, Inc.                               132,941   7,146,908             0.1%

U.S. LARGE COMPANY PORTFOLIO
CONTINUED


                                                                                PERCENTAGE
                                                        SHARES      VALUE+    OF NET ASSETS**
                                                       --------- ------------ ---------------
Industrials -- (Continued)
#   WW Grainger, Inc.                                     19,185 $  4,028,850             0.1%
    Xylem, Inc.                                           57,368    2,088,769             0.0%
                                                                 ------------            ----
Total Industrials                                                 590,227,123            10.2%
                                                                 ------------            ----
Information Technology -- (19.7%)
    Accenture P.L.C. Class A                             197,277   21,148,094             0.3%
#   Activision Blizzard, Inc.                            158,996    5,526,701             0.1%
*   Adobe Systems, Inc.                                  157,296   13,945,863             0.2%
#*  Akamai Technologies, Inc.                             56,450    3,433,289             0.1%
*   Alliance Data Systems Corp.                           19,418    5,773,166             0.1%
*   Alphabet, Inc. Class A                                91,627   67,564,834             1.1%
*   Alphabet, Inc. Class C                                93,490   66,453,627             1.1%
    Altera Corp.                                          95,606    5,024,095             0.1%
    Amphenol Corp. Class A                                97,715    5,298,107             0.1%
    Analog Devices, Inc.                                  99,147    5,960,718             0.1%
    Apple, Inc.                                        1,802,520  215,401,140             3.7%
    Applied Materials, Inc.                              379,492    6,364,081             0.1%
#*  Autodesk, Inc.                                        71,497    3,945,919             0.1%
    Automatic Data Processing, Inc.                      147,234   12,807,886             0.2%
#   Avago Technologies, Ltd.                              82,123   10,111,805             0.2%
    Broadcom Corp. Class A                               176,689    9,081,815             0.1%
    CA, Inc.                                              99,036    2,744,288             0.0%
    Cisco Systems, Inc.                                1,607,551   46,377,846             0.8%
*   Citrix Systems, Inc.                                  50,794    4,170,187             0.1%
*   Cognizant Technology Solutions Corp. Class A         192,660   13,122,073             0.2%
    Computer Sciences Corp.                               43,724    2,911,581             0.1%
#   Corning, Inc.                                        387,494    7,207,388             0.1%
*   eBay, Inc.                                           354,254    9,883,687             0.2%
*   Electronic Arts, Inc.                                 98,537    7,101,562             0.1%
    EMC Corp.                                            608,369   15,951,435             0.3%
*   F5 Networks, Inc.                                     22,443    2,473,219             0.0%
*   Facebook, Inc. Class A                               714,259   72,832,990             1.2%
    Fidelity National Information Services, Inc.          89,003    6,490,099             0.1%
*   First Solar, Inc.                                     23,920    1,365,114             0.0%
*   Fiserv, Inc.                                          74,146    7,155,830             0.1%
    FLIR Systems, Inc.                                    44,330    1,182,281             0.0%
    Harris Corp.                                          39,216    3,103,162             0.1%
    HP, Inc.                                             570,973   15,393,432             0.3%
    Intel Corp.                                        1,502,648   50,879,661             0.9%
    International Business Machines Corp.                284,842   39,900,667             0.7%
#   Intuit, Inc.                                          87,651    8,539,837             0.1%
    Juniper Networks, Inc.                               111,789    3,509,057             0.1%
    KLA-Tencor Corp.                                      49,793    3,342,106             0.1%
    Lam Research Corp.                                    50,000    3,829,500             0.1%
#   Linear Technology Corp.                               75,783    3,366,281             0.1%
    MasterCard, Inc. Class A                             315,447   31,226,099             0.5%
#   Microchip Technology, Inc.                            66,722    3,222,005             0.1%
#*  Micron Technology, Inc.                              340,241    5,634,391             0.1%
    Microsoft Corp.                                    2,528,007  133,074,289             2.3%
    Motorola Solutions, Inc.                              50,818    3,555,735             0.1%
#   NetApp, Inc.                                          94,850    3,224,900             0.1%
    NVIDIA Corp.                                         161,849    4,591,656             0.1%

U.S. LARGE COMPANY PORTFOLIO
CONTINUED


                                                                                  PERCENTAGE
                                                        SHARES       VALUE+     OF NET ASSETS**
                                                       --------- -------------- ---------------
Information Technology -- (Continued)
    Oracle Corp.                                       1,027,913 $   39,924,141             0.7%
#   Paychex, Inc.                                        101,612      5,241,147             0.1%
*   PayPal Holdings, Inc.                                350,549     12,623,270             0.2%
*   Qorvo, Inc.                                           47,264      2,076,308             0.0%
    QUALCOMM, Inc.                                       496,627     29,509,576             0.5%
*   Red Hat, Inc.                                         57,995      4,587,984             0.1%
*   salesforce.com inc                                   196,096     15,238,620             0.2%
#   SanDisk Corp.                                         64,619      4,975,663             0.1%
#   Seagate Technology P.L.C.                             95,467      3,633,474             0.1%
#   Skyworks Solutions, Inc.                              60,289      4,656,722             0.1%
    Symantec Corp.                                       216,254      4,454,832             0.1%
    TE Connectivity, Ltd.                                127,186      8,195,866             0.1%
#*  Teradata Corp.                                        44,757      1,258,119             0.0%
    Texas Instruments, Inc.                              324,421     18,401,159             0.3%
    Total System Services, Inc.                           53,492      2,805,655             0.0%
#*  VeriSign, Inc.                                        31,568      2,544,381             0.0%
#   Visa, Inc. Class A                                   616,796     47,851,034             0.8%
    Western Digital Corp.                                 72,826      4,866,233             0.1%
#   Western Union Co. (The)                              161,654      3,111,840             0.1%
    Xerox Corp.                                          317,556      2,981,851             0.1%
    Xilinx, Inc.                                          81,757      3,893,268             0.1%
*   Yahoo!, Inc.                                         273,751      9,751,011             0.2%
                                                                 --------------            ----
Total Information Technology                                      1,207,785,652            20.8%
                                                                 --------------            ----
Materials -- (2.8%)
    Air Products & Chemicals, Inc.                        61,156      8,499,461             0.1%
    Airgas, Inc.                                          21,237      2,042,150             0.0%
#   Alcoa, Inc.                                          414,003      3,697,047             0.1%
    Avery Dennison Corp.                                  28,902      1,877,763             0.0%
    Ball Corp.                                            43,672      2,991,532             0.1%
    CF Industries Holdings, Inc.                          73,662      3,739,820             0.1%
    Dow Chemical Co. (The)                               366,054     18,914,010             0.3%
    Eastman Chemical Co.                                  46,990      3,391,268             0.1%
    Ecolab, Inc.                                          83,946     10,102,901             0.1%
    EI du Pont de Nemours & Co.                          286,002     18,132,527             0.3%
#   FMC Corp.                                             42,233      1,719,305             0.0%
#   Freeport-McMoRan, Inc.                               359,361      4,229,679             0.1%
#   International Flavors & Fragrances, Inc.              25,472      2,956,280             0.1%
    International Paper Co.                              132,040      5,636,788             0.1%
    LyondellBasell Industries NV Class A                 117,803     10,945,077             0.1%
    Martin Marietta Materials, Inc.                       21,178      3,285,767             0.1%
#   Monsanto Co.                                         147,874     13,784,814             0.2%
    Mosaic Co. (The)                                     106,569      3,600,966             0.1%
    Newmont Mining Corp.                                 167,224      3,254,179             0.1%
    Nucor Corp.                                          101,019      4,273,104             0.1%
*   Owens-Illinois, Inc.                                  50,816      1,095,085             0.0%
    PPG Industries, Inc.                                  85,570      8,921,528             0.1%
#   Praxair, Inc.                                         90,548     10,058,977             0.1%
    Sealed Air Corp.                                      65,063      3,195,895             0.1%
    Sherwin-Williams Co. (The)                            25,043      6,682,224             0.1%
    Sigma-Aldrich Corp.                                   37,749      5,274,290             0.1%
    Vulcan Materials Co.                                  42,098      4,065,825             0.1%

U.S. LARGE COMPANY PORTFOLIO
CONTINUED


                                                                                PERCENTAGE
                                                        SHARES      VALUE+    OF NET ASSETS**
                                                       --------- ------------ ---------------
Materials -- (Continued)
    WestRock Co.                                          82,765 $  4,449,446             0.1%
                                                                 ------------             ---
Total Materials                                                   170,817,708             2.9%
                                                                 ------------             ---
Real Estate Investment Trusts -- (2.5%)
    American Tower Corp.                                 133,790   13,677,352             0.2%
#   Apartment Investment & Management Co. Class A         49,398    1,935,907             0.0%
    AvalonBay Communities, Inc.                           42,008    7,344,258             0.1%
    Boston Properties, Inc.                               48,542    6,109,011             0.1%
    Crown Castle International Corp.                     105,495    9,015,603             0.2%
#   Equinix, Inc.                                         18,003    5,341,130             0.1%
    Equity Residential                                   115,079    8,897,908             0.1%
    Essex Property Trust, Inc.                            20,780    4,580,743             0.1%
    General Growth Properties, Inc.                      184,760    5,348,802             0.1%
    HCP, Inc.                                            146,215    5,439,198             0.1%
#   Host Hotels & Resorts, Inc.                          237,415    4,114,402             0.1%
#   Iron Mountain, Inc.                                   60,641    1,858,040             0.0%
    Kimco Realty Corp.                                   130,584    3,495,734             0.1%
#   Macerich Co. (The)                                    42,536    3,604,501             0.1%
#   Plum Creek Timber Co., Inc.                           55,228    2,249,989             0.0%
#   Prologis, Inc.                                       165,666    7,078,908             0.1%
    Public Storage                                        46,471   10,663,236             0.2%
#   Realty Income Corp.                                   78,889    3,901,850             0.1%
    Simon Property Group, Inc.                            97,799   19,702,586             0.3%
#   SL Green Realty Corp.                                 31,486    3,734,869             0.1%
    Ventas, Inc.                                         105,097    5,645,811             0.1%
    Vornado Realty Trust                                  56,005    5,631,303             0.1%
    Welltower, Inc.                                      111,224    7,215,101             0.1%
    Weyerhaeuser Co.                                     162,527    4,766,917             0.1%
                                                                 ------------             ---
Total Real Estate Investment Trusts                               151,353,159             2.6%
                                                                 ------------             ---
Telecommunication Services -- (2.2%)
    AT&T, Inc.                                         1,944,212   65,150,544             1.1%
#   CenturyLink, Inc.                                    177,949    5,019,941             0.1%
#   Frontier Communications Corp.                        369,248    1,897,935             0.0%
*   Level 3 Communications, Inc.                          91,102    4,641,647             0.1%
    Verizon Communications, Inc.                       1,285,086   60,244,832             1.1%
                                                                 ------------             ---
Total Telecommunication Services                                  136,954,899             2.4%
                                                                 ------------             ---
Utilities -- (2.8%)
    AES Corp.                                            215,828    2,363,317             0.0%
    AGL Resources, Inc.                                   37,957    2,372,312             0.0%
    Ameren Corp.                                          76,692    3,349,907             0.1%
    American Electric Power Co., Inc.                    155,057    8,783,979             0.2%
    CenterPoint Energy, Inc.                             135,998    2,522,763             0.1%
#   CMS Energy Corp.                                      87,449    3,154,285             0.1%
#   Consolidated Edison, Inc.                             92,571    6,086,543             0.1%
#   Dominion Resources, Inc.                             187,854   13,418,411             0.2%
    DTE Energy Co.                                        56,729    4,628,519             0.1%
#   Duke Energy Corp.                                    217,568   15,549,585             0.3%
    Edison International                                 102,983    6,232,531             0.1%
#   Entergy Corp.                                         56,745    3,867,739             0.1%

U.S. LARGE COMPANY PORTFOLIO
CONTINUED


                                                                                     PERCENTAGE
                                                           SHARES       VALUE+     OF NET ASSETS**
                                                         ---------- -------------- ---------------
Utilities -- (Continued)
      Eversource Energy                                     100,252 $    5,106,837             0.1%
      Exelon Corp.                                          272,341      7,603,761             0.1%
      FirstEnergy Corp.                                     133,529      4,166,105             0.1%
      NextEra Energy, Inc.                                  145,483     14,935,285             0.3%
      NiSource, Inc.                                        100,469      1,924,986             0.0%
      NRG Energy, Inc.                                      104,514      1,347,185             0.0%
      Pepco Holdings, Inc.                                   80,116      2,133,489             0.0%
      PG&E Corp.                                            154,616      8,256,494             0.1%
      Pinnacle West Capital Corp.                            35,026      2,224,501             0.0%
      PPL Corp.                                             211,765      7,284,716             0.1%
      Public Service Enterprise Group, Inc.                 159,894      6,602,023             0.1%
#     SCANA Corp.                                            45,173      2,675,145             0.1%
      Sempra Energy                                          74,443      7,623,708             0.1%
#     Southern Co. (The)                                    287,136     12,949,834             0.2%
      TECO Energy, Inc.                                      74,347      2,007,369             0.0%
#     WEC Energy Group, Inc.                                 99,782      5,144,760             0.1%
      Xcel Energy, Inc.                                     160,320      5,712,202             0.1%
                                                                    --------------           -----
Total Utilities                                                        170,028,291             2.9%
                                                                    --------------           -----
TOTAL COMMON STOCKS                                                  5,794,269,929            99.7%
                                                                    --------------           -----
TOTAL INVESTMENT SECURITIES                                          5,794,269,929
                                                                    --------------
TEMPORARY CASH INVESTMENTS -- (0.1%)
      State Street Institutional Liquid Reserves, 0.140%  6,681,027      6,681,027             0.1%
                                                                    --------------           -----
SECURITIES LENDING COLLATERAL -- (5.6%)
(S)@  DFA Short Term Investment Fund                     29,734,142    344,024,017             6.0%
                                                                    --------------           -----
TOTAL INVESTMENTS -- (100.0%) (Cost $3,253,320,307)                 $6,144,974,973           105.8%
                                                                    ==============           =====

U.S. LARGE COMPANY PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of October 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                        INVESTMENTS IN SECURITIES (MARKET VALUE)
                                   --------------------------------------------------
                                      LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                                   -------------- ------------ ------- --------------
Common Stocks
   Consumer Discretionary          $  761,989,385           --   --    $  761,989,385
   Consumer Staples                   561,674,242           --   --       561,674,242
   Energy                             411,991,735           --   --       411,991,735
   Financials                         786,599,696           --   --       786,599,696
   Health Care                        844,848,039           --   --       844,848,039
   Industrials                        590,227,123           --   --       590,227,123
   Information Technology           1,207,785,652           --   --     1,207,785,652
   Materials                          170,817,708           --   --       170,817,708
   Real Estate Investment Trusts      151,353,159           --   --       151,353,159
   Telecommunication Services         136,954,899           --   --       136,954,899
   Utilities                          170,028,291           --   --       170,028,291
Temporary Cash Investments              6,681,027           --   --         6,681,027
Securities Lending Collateral                  -- $344,024,017   --       344,024,017
Futures Contracts**                       258,734           --   --           258,734
                                   -------------- ------------   --    --------------
TOTAL                              $5,801,209,690 $344,024,017   --    $6,145,233,707
                                   ============== ============   ==    ==============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                        THE U.S. LARGE CAP VALUE SERIES
                            SCHEDULE OF INVESTMENTS
                               OCTOBER 31, 2015

                                                                                                  PERCENTAGE
                                                                        SHARES       VALUE+     OF NET ASSETS**
                                                                      ---------- -------------- ---------------
COMMON STOCKS -- (95.4%)
Consumer Discretionary -- (13.3%)
#   Autoliv, Inc.                                                         13,146 $    1,593,821             0.0%
#   Best Buy Co., Inc.                                                 1,034,254     36,229,918             0.2%
*   Cable One, Inc.                                                       31,172     13,511,192             0.1%
    Carnival Corp.                                                       952,418     51,506,765             0.3%
#   CBS Corp. Class A                                                      7,236        366,105             0.0%
    Comcast Corp. Class A                                              9,482,510    593,794,776             3.1%
#   Comcast Corp. Special Class A                                      2,635,567    165,276,407             0.9%
#   Dillard's, Inc. Class A                                              130,259     11,655,575             0.1%
    DR Horton, Inc.                                                    1,493,663     43,973,439             0.2%
    Ford Motor Co.                                                    14,411,800    213,438,758             1.1%
#   GameStop Corp. Class A                                               611,447     28,169,363             0.2%
    General Motors Co.                                                 5,492,031    191,726,802             1.0%
    Goodyear Tire & Rubber Co. (The)                                     938,381     30,816,432             0.2%
    Graham Holdings Co. Class B                                           32,261     17,823,235             0.1%
#*  Hyatt Hotels Corp. Class A                                            26,622      1,341,749             0.0%
    Johnson Controls, Inc.                                               112,338      5,075,431             0.0%
#   Kohl's Corp.                                                       1,326,479     61,177,211             0.3%
    Lear Corp.                                                            68,267      8,537,471             0.0%
#   Lennar Corp. Class A                                                 857,396     42,929,818             0.2%
    Lennar Corp. Class B                                                   4,312        178,689             0.0%
*   Liberty Broadband Corp. Class A                                       27,953      1,525,116             0.0%
*   Liberty Broadband Corp. Class C                                       85,576      4,601,421             0.0%
*   Liberty Interactive Corp., QVC Group Class A                       2,538,156     69,469,330             0.4%
*   Liberty Media Corp. Class A                                          156,789      6,390,720             0.0%
*   Liberty Media Corp. Class C                                          313,578     12,276,579             0.1%
*   Liberty Ventures Series A                                            536,223     23,363,236             0.1%
*   Madison Square Garden Co. (The) Class A                                6,379      1,138,651             0.0%
#*  MGM Resorts International                                          2,324,079     53,895,392             0.3%
*   Mohawk Industries, Inc.                                              283,553     55,434,611             0.3%
*   MSG Networks, Inc. Class A                                            19,138        392,712             0.0%
#   News Corp. Class A                                                   290,667      4,476,272             0.0%
#   News Corp. Class B                                                    31,823        492,620             0.0%
#   Penske Automotive Group, Inc.                                        274,842     13,423,283             0.1%
    PulteGroup, Inc.                                                     700,342     12,837,269             0.1%
#   PVH Corp.                                                            152,277     13,849,593             0.1%
#   Ralph Lauren Corp.                                                    50,588      5,603,633             0.0%
#   Royal Caribbean Cruises, Ltd.                                      1,051,952    103,459,479             0.5%
#   Service Corp. International                                          310,463      8,773,684             0.0%
    Staples, Inc.                                                      1,966,011     25,538,483             0.1%
#   TEGNA, Inc.                                                          225,878      6,107,741             0.0%
    Time Warner Cable, Inc.                                            1,876,119    355,336,939             1.9%
    Time Warner, Inc.                                                  4,297,753    323,792,711             1.7%
#*  Toll Brothers, Inc.                                                  329,804     11,863,050             0.1%
*   Visteon Corp.                                                         79,897      8,714,366             0.0%
    Whirlpool Corp.                                                      130,792     20,945,031             0.1%
                                                                                 --------------            ----
Total Consumer Discretionary                                                      2,662,824,879            13.9%
                                                                                 --------------            ----
Consumer Staples -- (5.0%)
    Archer-Daniels-Midland Co.                                         2,748,548    125,498,702             0.7%
    Bunge, Ltd.                                                          785,148     57,284,398             0.3%

THE U.S. LARGE CAP VALUE SERIES
CONTINUED


                                                                                                PERCENTAGE
                                                                      SHARES       VALUE+     OF NET ASSETS**
                                                                     --------- -------------- ---------------
Consumer Staples -- (Continued)
    ConAgra Foods, Inc.                                                424,721 $   17,222,437             0.1%
    Constellation Brands, Inc. Class A                                 276,038     37,209,922             0.2%
    CVS Health Corp.                                                 3,364,257    332,321,306             1.7%
    Ingredion, Inc.                                                    158,658     15,082,029             0.1%
#   JM Smucker Co. (The)                                               557,373     65,430,016             0.3%
#   Molson Coors Brewing Co. Class B                                   733,307     64,604,347             0.3%
    Mondelez International, Inc. Class A                             3,818,531    176,263,391             0.9%
    Pinnacle Foods, Inc.                                               432,888     19,081,703             0.1%
    Reynolds American, Inc.                                             29,158      1,408,915             0.0%
#*  Seaboard Corp.                                                          13         43,784             0.0%
    Spectrum Brands Holdings, Inc.                                       1,154        110,611             0.0%
#   Tyson Foods, Inc. Class A                                        1,957,913     86,853,021             0.5%
                                                                               --------------            ----
Total Consumer Staples                                                            998,414,582             5.2%
                                                                               --------------            ----
Energy -- (15.3%)
    Anadarko Petroleum Corp.                                         2,015,789    134,815,968             0.7%
#   Apache Corp.                                                       798,537     37,635,049             0.2%
    Baker Hughes, Inc.                                               1,938,026    102,095,210             0.5%
#   California Resources Corp.                                       1,101,627      4,450,573             0.0%
#   Chesapeake Energy Corp.                                          2,812,291     20,051,635             0.1%
    Chevron Corp.                                                    6,389,725    580,698,208             3.0%
#   Cimarex Energy Co.                                                 155,458     18,353,371             0.1%
#*  Concho Resources, Inc.                                              97,074     11,251,847             0.1%
    ConocoPhillips                                                   6,174,431    329,405,894             1.7%
    Devon Energy Corp.                                                 812,393     34,063,639             0.2%
    EnLink Midstream LLC                                                18,438        363,229             0.0%
    EOG Resources, Inc.                                                705,108     60,533,522             0.3%
    Exxon Mobil Corp.                                                7,571,926    626,501,157             3.3%
*   Gulfport Energy Corp.                                               46,291      1,410,487             0.0%
#   Helmerich & Payne, Inc.                                            574,414     32,322,276             0.2%
    Hess Corp.                                                       1,474,816     82,899,407             0.4%
    HollyFrontier Corp.                                                644,305     31,551,616             0.2%
#   Marathon Oil Corp.                                               3,266,531     60,038,840             0.3%
    Marathon Petroleum Corp.                                         2,604,266    134,900,979             0.7%
#   Murphy Oil Corp.                                                   728,510     20,711,539             0.1%
    Nabors Industries, Ltd.                                            821,348      8,246,334             0.1%
#   National Oilwell Varco, Inc.                                     1,745,118     65,686,242             0.4%
*   Newfield Exploration Co.                                           172,473      6,931,690             0.0%
#   Noble Corp. P.L.C.                                                 133,635      1,800,063             0.0%
    Noble Energy, Inc.                                                 113,476      4,066,980             0.0%
    Occidental Petroleum Corp.                                       2,051,160    152,893,466             0.8%
#   Paragon Offshore P.L.C.                                            195,894         47,015             0.0%
    Phillips 66                                                      2,055,820    183,070,771             1.0%
    QEP Resources, Inc.                                                269,942      4,173,303             0.0%
#   Range Resources Corp.                                               66,898      2,036,375             0.0%
    Tesoro Corp.                                                       668,185     71,449,022             0.4%
#   Transocean, Ltd.                                                 1,340,027     21,212,627             0.1%
    Valero Energy Corp.                                              2,806,975    185,035,792             1.0%
#*  Weatherford International P.L.C.                                 2,942,972     30,136,033             0.2%
#*  Whiting Petroleum Corp.                                            218,861      3,770,975             0.0%
                                                                               --------------            ----
Total Energy                                                                    3,064,611,134            16.1%
                                                                               --------------            ----

THE U.S. LARGE CAP VALUE SERIES
CONTINUED


                                                                                               PERCENTAGE
                                                                       SHARES      VALUE+    OF NET ASSETS**
                                                                     ---------- ------------ ---------------
Financials -- (20.5%)
#   ACE, Ltd.                                                           183,099 $ 20,789,060             0.1%
    Aflac, Inc.                                                       1,125,695   71,763,056             0.4%
*   Alleghany Corp.                                                       4,344    2,155,797             0.0%
    Allied World Assurance Co. Holdings AG                              463,017   16,835,298             0.1%
    Allstate Corp. (The)                                              1,383,297   85,598,418             0.5%
*   Ally Financial, Inc.                                              1,125,791   22,425,757             0.1%
    American Financial Group, Inc.                                      426,655   30,800,224             0.2%
    American International Group, Inc.                                3,536,873  223,035,211             1.2%
    Assurant, Inc.                                                      330,179   26,919,494             0.1%
    Assured Guaranty, Ltd.                                              203,216    5,576,247             0.0%
    Axis Capital Holdings, Ltd.                                         550,404   29,721,816             0.2%
    Bank of America Corp.                                            15,546,531  260,870,790             1.4%
    Bank of New York Mellon Corp. (The)                               2,959,920  123,280,668             0.7%
    BB&T Corp.                                                        1,551,308   57,631,092             0.3%
    BlackRock, Inc.                                                       8,808    3,100,152             0.0%
#   BOK Financial Corp.                                                   4,796      322,195             0.0%
    Capital One Financial Corp.                                       2,074,942  163,712,924             0.9%
    Chubb Corp. (The)                                                   206,900   26,762,515             0.1%
#   Cincinnati Financial Corp.                                           52,042    3,134,490             0.0%
    CIT Group, Inc.                                                     321,758   13,835,594             0.1%
    Citigroup, Inc.                                                   4,980,715  264,824,617             1.4%
    City National Corp.                                                   1,633      146,317             0.0%
    CME Group, Inc.                                                     783,805   74,046,058             0.4%
#   CNA Financial Corp.                                                 448,200   16,386,192             0.1%
    Comerica, Inc.                                                       81,794    3,549,860             0.0%
#   Cullen/Frost Bankers, Inc.                                            3,749      256,582             0.0%
*   E*TRADE Financial Corp.                                             116,129    3,310,838             0.0%
    Endurance Specialty Holdings, Ltd.                                    4,617      291,471             0.0%
#   Everest Re Group, Ltd.                                              203,874   36,283,456             0.2%
    Fifth Third Bancorp                                               3,412,290   65,004,125             0.3%
    First American Financial Corp.                                       12,359      471,249             0.0%
#*  Genworth Financial, Inc. Class A                                  1,631,855    7,637,081             0.0%
    Goldman Sachs Group, Inc. (The)                                   1,523,888  285,729,000             1.5%
    Hartford Financial Services Group, Inc. (The)                     2,644,794  122,348,170             0.6%
    Hudson City Bancorp, Inc.                                            71,664      725,240             0.0%
#   Huntington Bancshares, Inc.                                       1,840,863   20,194,267             0.1%
    JPMorgan Chase & Co.                                             10,421,544  669,584,202             3.5%
    KeyCorp                                                           1,063,281   13,205,950             0.1%
    Legg Mason, Inc.                                                    538,963   24,118,594             0.1%
#   Leucadia National Corp.                                             153,878    3,079,099             0.0%
    Lincoln National Corp.                                            1,228,020   65,711,350             0.3%
    Loews Corp.                                                       1,802,452   65,717,400             0.3%
#   M&T Bank Corp.                                                      326,068   39,079,250             0.2%
*   Markel Corp.                                                          3,800    3,298,400             0.0%
    MetLife, Inc.                                                     2,189,692  110,316,683             0.6%
    Morgan Stanley                                                    3,524,427  116,200,358             0.6%
    Nasdaq, Inc.                                                        752,985   43,590,302             0.2%
#   New York Community Bancorp, Inc.                                    313,142    5,173,106             0.0%
    Old Republic International Corp.                                    632,434   11,409,109             0.1%
#   PacWest Bancorp                                                      70,564    3,178,203             0.0%
    PartnerRe, Ltd.                                                     197,083   27,394,537             0.1%
#   People's United Financial, Inc.                                     145,708    2,324,043             0.0%

THE U.S. LARGE CAP VALUE SERIES
CONTINUED


                                                                                                 PERCENTAGE
                                                                       SHARES       VALUE+     OF NET ASSETS**
                                                                     ---------- -------------- ---------------
Financials -- (Continued)
    PNC Financial Services Group, Inc. (The)                          1,273,146 $  114,914,158             0.6%
    Principal Financial Group, Inc.                                   1,423,787     71,417,156             0.4%
#   Prudential Financial, Inc.                                        1,098,302     90,609,915             0.5%
#   Regions Financial Corp.                                           5,599,418     52,354,558             0.3%
    Reinsurance Group of America, Inc.                                  322,082     29,064,680             0.2%
#   RenaissanceRe Holdings, Ltd.                                         86,989      9,536,604             0.1%
    State Street Corp.                                                  218,735     15,092,715             0.1%
#   SunTrust Banks, Inc.                                              1,252,716     52,012,768             0.3%
    Travelers Cos., Inc. (The)                                        1,130,153    127,582,972             0.7%
    Unum Group                                                        1,210,979     41,960,422             0.2%
    Validus Holdings, Ltd.                                              167,263      7,409,751             0.0%
    Voya Financial, Inc.                                                113,438      4,602,180             0.0%
    Wells Fargo & Co.                                                 2,083,146    112,781,524             0.6%
#   WR Berkley Corp.                                                    144,573      8,071,511             0.0%
    XL Group P.L.C.                                                   1,327,498     50,551,124             0.3%
#   Zions Bancorporation                                                724,586     20,846,339             0.1%
                                                                                --------------            ----
Total Financials                                                                 4,101,664,284            21.5%
                                                                                --------------            ----
Health Care -- (11.3%)
    Aetna, Inc.                                                       2,009,110    230,605,646             1.2%
    Agilent Technologies, Inc.                                          548,756     20,721,026             0.1%
#*  Alere, Inc.                                                           8,494        391,743             0.0%
*   Allergan P.L.C.                                                     496,938    153,290,465             0.8%
#*  Amsurg Corp.                                                         15,357      1,076,372             0.0%
#   Anthem, Inc.                                                      1,532,858    213,297,191             1.1%
#*  Bio-Rad Laboratories, Inc. Class A                                    1,222        170,445             0.0%
*   Boston Scientific Corp.                                           5,925,554    108,319,127             0.6%
*   Brookdale Senior Living, Inc.                                        32,100        671,211             0.0%
    Cigna Corp.                                                         320,341     42,938,508             0.2%
#*  Community Health Systems, Inc.                                      532,793     14,939,516             0.1%
#*  Express Scripts Holding Co.                                       2,842,416    245,527,894             1.3%
*   Hologic, Inc.                                                     1,211,606     47,083,009             0.2%
    Humana, Inc.                                                        707,042    126,298,912             0.7%
*   Laboratory Corp. of America Holdings                                 10,097      1,239,306             0.0%
#*  Mallinckrodt P.L.C.                                                  61,080      4,011,124             0.0%
*   MEDNAX, Inc.                                                          4,300        303,021             0.0%
    Medtronic P.L.C.                                                    825,931     61,052,819             0.3%
#   Perrigo Co. P.L.C.                                                   13,380      2,110,561             0.0%
    Pfizer, Inc.                                                     21,021,501    710,947,164             3.7%
    Quest Diagnostics, Inc.                                             577,821     39,262,937             0.2%
#   Teleflex, Inc.                                                       92,013     12,237,729             0.1%
    Thermo Fisher Scientific, Inc.                                    1,268,522    165,897,307             0.9%
    UnitedHealth Group, Inc.                                            429,765     50,617,722             0.3%
#*  WellCare Health Plans, Inc.                                           6,100        540,460             0.0%
    Zimmer Biomet Holdings, Inc.                                         35,300      3,691,321             0.0%
                                                                                --------------            ----
Total Health Care                                                                2,257,242,536            11.8%
                                                                                --------------            ----
Industrials -- (11.8%)
#   ADT Corp. (The)                                                     828,257     27,365,611             0.1%
#*  AECOM                                                               131,051      3,862,073             0.0%
#   AGCO Corp.                                                          384,188     18,590,857             0.1%
    Air Lease Corp.                                                         100          3,371             0.0%

THE U.S. LARGE CAP VALUE SERIES
CONTINUED


                                                                                                 PERCENTAGE
                                                                       SHARES       VALUE+     OF NET ASSETS**
                                                                     ---------- -------------- ---------------
Industrials -- (Continued)
    AMERCO                                                                  474 $      192,591             0.0%
#*  Avis Budget Group, Inc.                                             387,739     19,363,686             0.1%
    Carlisle Cos., Inc.                                                  46,040      4,005,480             0.0%
#   Caterpillar, Inc.                                                   732,054     53,432,621             0.3%
#   Chicago Bridge & Iron Co. NV                                        219,781      9,861,573             0.1%
#*  Colfax Corp.                                                        116,022      3,127,953             0.0%
#   Copa Holdings SA Class A                                              7,183        362,885             0.0%
    CSX Corp.                                                         5,382,618    145,276,860             0.8%
    Cummins, Inc.                                                        75,958      7,862,413             0.0%
    Danaher Corp.                                                       365,547     34,109,191             0.2%
#   Dover Corp.                                                         419,306     27,015,886             0.1%
    Eaton Corp. P.L.C.                                                1,260,415     70,469,803             0.4%
    FedEx Corp.                                                         843,839    131,681,076             0.7%
    Fluor Corp.                                                          70,949      3,392,072             0.0%
    General Electric Co.                                             19,532,516    564,880,363             3.0%
#*  Genesee & Wyoming, Inc. Class A                                      17,661      1,185,053             0.0%
#*  Hertz Global Holdings, Inc.                                       1,345,507     26,237,386             0.1%
    Ingersoll-Rand P.L.C.                                               117,146      6,942,072             0.0%
*   Jacobs Engineering Group, Inc.                                      206,007      8,269,121             0.0%
#*  JetBlue Airways Corp.                                             1,847,009     45,879,703             0.2%
#   Joy Global, Inc.                                                     40,666        698,642             0.0%
#   Kansas City Southern                                                234,875     19,438,255             0.1%
    KAR Auction Services, Inc.                                            9,789        375,898             0.0%
#*  Kirby Corp.                                                          36,011      2,351,158             0.0%
    L-3 Communications Holdings, Inc.                                   486,111     61,444,430             0.3%
    Manpowergroup, Inc.                                                 181,241     16,634,299             0.1%
    Nielsen Holdings P.L.C.                                             420,818     19,993,063             0.1%
    Norfolk Southern Corp.                                            1,598,000    127,887,940             0.7%
    Northrop Grumman Corp.                                              554,629    104,131,595             0.6%
    Orbital ATK, Inc.                                                    52,588      4,502,584             0.0%
    Owens Corning                                                       608,832     27,720,121             0.2%
#   PACCAR, Inc.                                                        343,343     18,077,009             0.1%
#   Pentair P.L.C.                                                      929,305     51,966,736             0.3%
    Precision Castparts Corp.                                           244,284     56,383,190             0.3%
#*  Quanta Services, Inc.                                               574,735     11,557,921             0.1%
#   Republic Services, Inc.                                           2,072,867     90,667,203             0.5%
#   Ryder System, Inc.                                                  243,500     17,478,430             0.1%
    Southwest Airlines Co.                                            3,733,160    172,807,976             0.9%
    Stanley Black & Decker, Inc.                                      1,095,910    116,144,542             0.6%
    Textron, Inc.                                                       422,640     17,822,729             0.1%
    Towers Watson & Co. Class A                                           2,445        302,104             0.0%
#   Trinity Industries, Inc.                                            236,607      6,404,951             0.0%
    Union Pacific Corp.                                               1,819,501    162,572,414             0.9%
*   United Rentals, Inc.                                                 82,922      6,207,541             0.0%
#*  Veritiv Corp.                                                         1,922         80,724             0.0%
#   Waste Connections, Inc.                                             468,818     25,541,205             0.1%
                                                                                --------------            ----
Total Industrials                                                                2,352,562,360            12.3%
                                                                                --------------            ----
Information Technology -- (10.3%)
#   Activision Blizzard, Inc.                                         2,987,304    103,838,687             0.5%
    Amdocs, Ltd.                                                         53,167      3,167,158             0.0%
#*  ARRIS Group, Inc.                                                    41,134      1,162,447             0.0%

THE U.S. LARGE CAP VALUE SERIES
CONTINUED


                                                                                                 PERCENTAGE
                                                                       SHARES       VALUE+     OF NET ASSETS**
                                                                     ---------- -------------- ---------------
Information Technology -- (Continued)
*   Arrow Electronics, Inc.                                             572,564 $   31,485,294             0.2%
#   Avnet, Inc.                                                         694,662     31,558,495             0.2%
    Brocade Communications Systems, Inc.                              1,391,533     14,499,774             0.1%
#   CA, Inc.                                                          2,510,454     69,564,680             0.4%
    Cisco Systems, Inc.                                              13,742,784    396,479,319             2.1%
    Computer Sciences Corp.                                             318,655     21,219,237             0.1%
#   Corning, Inc.                                                     3,958,709     73,631,987             0.4%
*   EchoStar Corp. Class A                                                2,635        118,127             0.0%
    EMC Corp.                                                         6,310,731    165,467,367             0.9%
    Fidelity National Information Services, Inc.                      1,504,505    109,708,505             0.6%
*   First Solar, Inc.                                                   154,302      8,806,015             0.0%
#*  Flextronics International, Ltd.                                      62,772        714,973             0.0%
    Hewlett-Packard Co.                                               9,619,949    259,353,825             1.4%
    IAC/InterActiveCorp                                                 120,638      8,083,952             0.0%
    Ingram Micro, Inc. Class A                                          715,108     21,295,916             0.1%
    Intel Corp.                                                      11,297,597    382,536,635             2.0%
#   Jabil Circuit, Inc.                                                 403,242      9,266,501             0.0%
    Juniper Networks, Inc.                                              922,663     28,962,392             0.1%
    Lam Research Corp.                                                  555,768     42,566,271             0.2%
#   Marvell Technology Group, Ltd.                                      398,733      3,273,598             0.0%
#*  Micron Technology, Inc.                                           3,135,684     51,926,927             0.3%
*   NCR Corp.                                                            73,645      1,958,957             0.0%
*   Nuance Communications, Inc.                                          44,349        752,603             0.0%
#   NVIDIA Corp.                                                      1,824,559     51,762,739             0.3%
*   ON Semiconductor Corp.                                               22,525        247,775             0.0%
*   Qorvo, Inc.                                                         171,000      7,512,030             0.0%
    Symantec Corp.                                                    1,982,737     40,844,382             0.2%
    Western Digital Corp.                                               564,843     37,742,809             0.2%
    Xerox Corp.                                                       5,975,498     56,109,926             0.3%
*   Yahoo!, Inc.                                                        877,399     31,252,952             0.2%
                                                                                --------------            ----
Total Information Technology                                                     2,066,872,255            10.8%
                                                                                --------------            ----
Materials -- (3.2%)
    Airgas, Inc.                                                         14,746      1,417,975             0.0%
#   Albemarle Corp.                                                       9,464        506,513             0.0%
#   Alcoa, Inc.                                                       4,826,610     43,101,627             0.2%
    Ashland, Inc.                                                       388,650     42,642,678             0.2%
    Bemis Co., Inc.                                                     107,209      4,908,028             0.0%
    CF Industries Holdings, Inc.                                        392,811     19,943,014             0.1%
    Dow Chemical Co. (The)                                              822,454     42,496,198             0.2%
    Eastman Chemical Co.                                                373,305     26,941,422             0.1%
#   Freeport-McMoRan, Inc.                                            2,572,724     30,280,962             0.2%
    Huntsman Corp.                                                       26,923        354,576             0.0%
    International Paper Co.                                           1,992,585     85,063,454             0.5%
#   Martin Marietta Materials, Inc.                                      60,975      9,460,271             0.1%
    Mosaic Co. (The)                                                  1,558,227     52,652,490             0.3%
    Newmont Mining Corp.                                              2,143,745     41,717,278             0.2%
    Nucor Corp.                                                       1,855,602     78,491,965             0.4%
    Olin Corp.                                                          560,872     10,757,525             0.1%
#*  Platform Specialty Products Corp.                                   244,740      2,555,086             0.0%
    Reliance Steel & Aluminum Co.                                       359,269     21,541,769             0.1%
    Sonoco Products Co.                                                  27,480      1,173,121             0.0%

THE U.S. LARGE CAP VALUE SERIES
CONTINUED


                                                                                                    PERCENTAGE
                                                                         SHARES       VALUE+      OF NET ASSETS**
                                                                       ---------- --------------- ---------------
Materials -- (Continued)
             Steel Dynamics, Inc.                                         912,904 $    16,861,337             0.1%
             Vulcan Materials Co.                                         576,239      55,653,163             0.3%
             Westlake Chemical Corp.                                       35,086       2,114,633             0.0%
             WestRock Co.                                                 755,145      40,596,595             0.2%
                                                                                  ---------------           -----
Total Materials                                                                       631,231,680             3.3%
                                                                                  ---------------           -----
Telecommunication Services -- (4.4%)
             AT&T, Inc.                                                21,699,651     727,155,305             3.8%
#            CenturyLink, Inc.                                          2,359,827      66,570,720             0.3%
#            Frontier Communications Corp.                              2,486,292      12,779,541             0.1%
*            Level 3 Communications, Inc.                                 725,529      36,965,702             0.2%
#*           Sprint Corp.                                               2,096,161       9,914,841             0.1%
#*           T-Mobile US, Inc.                                            768,418      29,115,358             0.2%
#*           United States Cellular Corp.                                 203,140       8,275,924             0.0%
                                                                                  ---------------           -----
Total Telecommunication Services                                                      890,777,391             4.7%
                                                                                  ---------------           -----
Utilities -- (0.3%)
*            Calpine Corp.                                                916,143      14,209,378             0.1%
#            NRG Energy, Inc.                                           1,541,737      19,872,990             0.1%
#            UGI Corp.                                                    622,023      22,809,583             0.1%
                                                                                  ---------------           -----
Total Utilities                                                                        56,891,951             0.3%
                                                                                  ---------------           -----
TOTAL COMMON STOCKS                                                                19,083,093,052            99.9%
                                                                                  ---------------           -----
RIGHTS/WARRANTS -- (0.0%)
(degrees)#*  Safeway Casa Ley Contingent Value Rights                     196,076         198,998             0.0%
(degrees)#*  Safeway PDC, LLC Contingent Value Rights                     196,076           9,568             0.0%
                                                                                  ---------------           -----
TOTAL RIGHTS/WARRANTS                                                                     208,566             0.0%
                                                                                  ---------------           -----
TOTAL INVESTMENT SECURITIES                                                        19,083,301,618
                                                                                  ---------------
TEMPORARY CASH INVESTMENTS -- (0.0%)
             State Street Institutional Liquid Reserves, 0.140%         9,754,555       9,754,555             0.1%
                                                                                  ---------------           -----
SECURITIES LENDING COLLATERAL -- (4.6%)
(S)@         DFA Short Term Investment Fund                            79,199,929     916,343,184             4.8%
                                                                                  ---------------           -----
TOTAL INVESTMENTS -- (100.0%) (Cost $14,362,076,197)                              $20,009,399,357           104.8%
                                                                                  ===============           =====

THE U.S. LARGE CAP VALUE SERIES
CONTINUED


Summary of the Series' investments as of October 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                                INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                          ----------------------------------------------------
                                                              LEVEL 1       LEVEL 2    LEVEL 3      TOTAL
                                                          --------------- ------------ ------- ---------------
Common Stocks
   Consumer Discretionary                                 $ 2,662,824,879           --   --    $ 2,662,824,879
   Consumer Staples                                           998,414,582           --   --        998,414,582
   Energy                                                   3,064,611,134           --   --      3,064,611,134
   Financials                                               4,101,664,284           --   --      4,101,664,284
   Health Care                                              2,257,242,536           --   --      2,257,242,536
   Industrials                                              2,352,562,360           --   --      2,352,562,360
   Information Technology                                   2,066,872,255           --   --      2,066,872,255
   Materials                                                  631,231,680           --   --        631,231,680
   Telecommunication Services                                 890,777,391           --   --        890,777,391
   Utilities                                                   56,891,951           --   --         56,891,951
Rights/Warrants                                                        -- $    208,566   --            208,566
Temporary Cash Investments                                      9,754,555           --   --          9,754,555
Securities Lending Collateral                                          --  916,343,184   --        916,343,184
                                                          --------------- ------------   --    ---------------
TOTAL                                                     $19,092,847,607 $916,551,750   --    $20,009,399,357
                                                          =============== ============   ==    ===============

                      THE DFA INTERNATIONAL VALUE SERIES
                            SCHEDULE OF INVESTMENTS
                               OCTOBER 31, 2015

                                                                                              PERCENTAGE
                                                                      SHARES     VALUE++    OF NET ASSETS**
                                                                     --------- ------------ ---------------
COMMON STOCKS -- (94.9%)
AUSTRALIA -- (5.6%)
    Alumina, Ltd.                                                    4,595,906 $  3,525,989             0.0%
    Alumina, Ltd. Sponsored ADR                                        172,484      524,351             0.0%
    Asciano, Ltd.                                                    4,216,676   24,555,851             0.3%
    Aurizon Holdings, Ltd.                                           1,207,855    4,428,615             0.1%
    Bank of Queensland, Ltd.                                           789,787    7,321,795             0.1%
#   Bendigo and Adelaide Bank, Ltd.                                    852,012    6,463,498             0.1%
    BHP Billiton, Ltd.                                               5,172,675   84,835,680             0.9%
    BHP Billiton, Ltd. Sponsored ADR                                 1,465,288   48,193,322             0.5%
    Boral, Ltd.                                                      1,650,081    6,311,911             0.1%
    Echo Entertainment Group, Ltd.                                   1,832,302    6,622,323             0.1%
#   Fortescue Metals Group, Ltd.                                     2,888,182    4,267,689             0.0%
    Harvey Norman Holdings, Ltd.                                     1,068,950    3,003,279             0.0%
    Incitec Pivot, Ltd.                                              5,101,695   14,246,702             0.2%
    Lend Lease Group                                                    80,018      735,964             0.0%
    Macquarie Group, Ltd.                                              982,233   59,473,059             0.6%
    National Australia Bank, Ltd.                                      317,804    6,786,592             0.1%
*   Newcrest Mining, Ltd.                                            2,496,043   21,743,667             0.2%
#   Orica, Ltd.                                                        280,058    3,276,225             0.0%
#   Origin Energy, Ltd.                                              3,783,368   14,701,419             0.2%
    Qantas Airways, Ltd.                                             2,550,928    7,185,312             0.1%
    QBE Insurance Group, Ltd.                                        2,266,393   21,215,116             0.2%
    Rio Tinto, Ltd.                                                  1,068,577   38,210,229             0.4%
#   Santos, Ltd.                                                     4,404,343   18,181,722             0.2%
*   South32, Ltd.                                                    2,385,878    2,470,608             0.0%
*   South32, Ltd. ADR                                                  354,708    1,823,199             0.0%
    Suncorp Group, Ltd.                                              2,699,267   25,074,983             0.3%
    Tabcorp Holdings, Ltd.                                           2,298,480    7,681,694             0.1%
    Tatts Group, Ltd.                                                3,418,019    9,596,869             0.1%
    Treasury Wine Estates, Ltd.                                        998,012    4,995,105             0.1%
    Washington H Soul Pattinson & Co., Ltd.                             72,967      836,576             0.0%
    Wesfarmers, Ltd.                                                 1,470,384   41,118,255             0.4%
    Woodside Petroleum, Ltd.                                         1,794,972   37,645,866             0.4%
                                                                               ------------             ---
TOTAL AUSTRALIA                                                                 537,053,465             5.8%
                                                                               ------------             ---
AUSTRIA -- (0.1%)
*   Erste Group Bank AG                                                217,357    6,373,734             0.1%
    OMV AG                                                             117,337    3,124,423             0.0%
*   Raiffeisen Bank International AG                                    57,158      901,941             0.0%
                                                                               ------------             ---
TOTAL AUSTRIA                                                                    10,400,098             0.1%
                                                                               ------------             ---
BELGIUM -- (1.3%)
    Ageas                                                              579,966   25,575,249             0.3%
    Colruyt SA                                                          18,485      914,327             0.0%
    Delhaize Group                                                     246,555   22,877,545             0.2%
    Delhaize Group Sponsored ADR                                       211,600    4,913,352             0.1%
    KBC Groep NV                                                       365,690   22,234,555             0.2%
    Proximus SADP                                                      187,985    6,505,186             0.1%
    Solvay SA                                                          198,220   22,393,139             0.2%
    UCB SA                                                             128,640   11,119,373             0.1%

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                                                              PERCENTAGE
                                                                      SHARES     VALUE++    OF NET ASSETS**
                                                                     --------- ------------ ---------------
BELGIUM -- (Continued)
    Umicore SA                                                         187,273 $  7,951,246             0.1%
                                                                               ------------             ---
TOTAL BELGIUM                                                                   124,483,972             1.3%
                                                                               ------------             ---
CANADA -- (7.4%)
    Agnico Eagle Mines, Ltd.                                           463,830   13,121,751             0.1%
    Bank of Montreal                                                 1,105,966   64,245,565             0.7%
    Barrick Gold Corp.(2024644)                                        362,371    2,785,124             0.0%
    Barrick Gold Corp.(067901108)                                    3,139,307   24,141,271             0.3%
#*  BlackBerry, Ltd.(09228F103)                                        284,796    2,076,163             0.0%
#*  BlackBerry, Ltd.(BCBHZ31)                                          421,029    3,068,527             0.0%
    Cameco Corp.(13321L108)                                            383,160    5,429,377             0.1%
    Cameco Corp.(2166160)                                              506,586    7,174,956             0.1%
    Canadian Natural Resources, Ltd.(136385101)                      1,624,266   37,715,457             0.4%
    Canadian Natural Resources, Ltd.(2171573)                        1,849,320   42,881,143             0.5%
#   Canadian Oil Sands, Ltd.                                           606,916    4,581,111             0.0%
#   Canadian Tire Corp., Ltd. Class A                                  285,569   25,119,415             0.3%
    Cenovus Energy, Inc.                                             1,052,649   15,694,997             0.2%
    Crescent Point Energy Corp.(22576C101)                             556,076    7,579,321             0.1%
#   Crescent Point Energy Corp.(B67C8W8)                               374,472    5,103,312             0.1%
    Eldorado Gold Corp.(2307873)                                       881,059    3,079,259             0.0%
    Eldorado Gold Corp.(284902103)                                     109,318      382,613             0.0%
    Empire Co., Ltd.                                                   728,835   15,266,741             0.2%
#   Enbridge Income Fund Holdings, Inc.                                 34,200      840,615             0.0%
    Encana Corp.(292505104)                                          3,630,049   27,697,274             0.3%
    Encana Corp.(2793193)                                              153,446    1,167,626             0.0%
    Enerplus Corp.(292766102)                                          129,489      609,893             0.0%
#   Enerplus Corp.(B584T89)                                            291,127    1,373,703             0.0%
    Fairfax Financial Holdings, Ltd.                                    85,120   41,916,848             0.5%
    Finning International, Inc.                                        325,972    5,210,167             0.1%
#   First Quantum Minerals, Ltd.                                     1,695,455    9,050,378             0.1%
#   Genworth MI Canada, Inc.                                           112,861    2,790,453             0.0%
    George Weston, Ltd.                                                 78,313    6,595,157             0.1%
    Goldcorp, Inc.(380956409)                                          707,416    9,069,073             0.1%
    Goldcorp, Inc.(2676302)                                            668,943    8,558,746             0.1%
#   Husky Energy, Inc.                                               1,156,582   15,629,247             0.2%
#   Industrial Alliance Insurance & Financial Services, Inc.           263,012    8,628,950             0.1%
*   Kinross Gold Corp.                                               2,903,895    5,840,658             0.1%
#*  Lundin Mining Corp.                                                904,499    3,050,505             0.0%
    Manulife Financial Corp.(2492519)                                3,287,435   54,505,652             0.6%
    Manulife Financial Corp.(56501R106)                                394,139    6,538,766             0.1%
    Maple Leaf Foods, Inc.                                             138,143    2,196,385             0.0%
*   MEG Energy Corp.                                                   256,588    2,134,963             0.0%
    Precision Drilling Corp.(B5YPLH9)                                  793,285    3,154,697             0.0%
    Precision Drilling Corp.(74022D308)                                 14,251       56,291             0.0%
    Silver Wheaton Corp.                                               623,043    8,467,154             0.1%
    SNC-Lavalin Group, Inc.                                             16,100      516,022             0.0%
#   Sun Life Financial, Inc.                                           866,399   29,220,095             0.3%
    Suncor Energy, Inc.(B3NB1P2)                                     3,750,370  111,599,034             1.2%
    Suncor Energy, Inc.(867224107)                                     985,458   29,297,666             0.3%
#   Teck Resources, Ltd. Class B                                     1,123,435    6,581,150             0.1%
*   Tourmaline Oil Corp.                                               251,075    5,224,649             0.1%
#   TransAlta Corp.(2901628)                                           822,852    3,838,634             0.0%

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                                                              PERCENTAGE
                                                                      SHARES     VALUE++    OF NET ASSETS**
                                                                     --------- ------------ ---------------
CANADA -- (Continued)
    TransAlta Corp.(89346D107)                                          88,516 $    410,714             0.0%
*   Turquoise Hill Resources, Ltd.(900435108)                          127,382      346,479             0.0%
*   Turquoise Hill Resources, Ltd.(B7WJ1F5)                            978,939    2,650,233             0.0%
    West Fraser Timber Co., Ltd.                                        24,304      860,008             0.0%
#   Whitecap Resources, Inc.                                           675,235    5,995,318             0.1%
    WSP Global, Inc.                                                   123,318    4,292,930             0.0%
    Yamana Gold, Inc.                                                1,426,728    3,120,559             0.0%
                                                                               ------------             ---
TOTAL CANADA                                                                    708,482,795             7.7%
                                                                               ------------             ---
COLOMBIA -- (0.0%)
#   Pacific Exploration and Production Corp.                           892,124    1,739,765             0.0%
                                                                               ------------             ---
DENMARK -- (1.6%)
    AP Moeller - Maersk A.S. Class A                                     7,706   11,049,533             0.1%
    AP Moeller - Maersk A.S. Class B                                    19,275   28,446,437             0.3%
    Carlsberg A.S. Class B                                             334,440   27,400,374             0.3%
    Danske Bank A.S.                                                   526,093   14,474,741             0.2%
    DSV A.S.                                                           135,935    5,516,142             0.1%
*   H Lundbeck A.S.                                                     93,064    2,733,923             0.0%
    ISS A.S.                                                            48,009    1,688,776             0.0%
*   Jyske Bank A.S.                                                    112,778    5,501,262             0.1%
    TDC A.S.                                                         2,749,229   14,372,672             0.1%
    Vestas Wind Systems A.S.                                           721,756   42,081,411             0.5%
                                                                               ------------             ---
TOTAL DENMARK                                                                   153,265,271             1.7%
                                                                               ------------             ---
FINLAND -- (0.6%)
    Fortum Oyj                                                         928,335   13,921,211             0.2%
    Kesko Oyj Class A                                                      662       20,422             0.0%
    Kesko Oyj Class B                                                  138,917    4,434,832             0.0%
    Neste Oyj                                                          254,222    6,198,568             0.1%
    Stora Enso Oyj Class R                                           1,827,123   16,948,743             0.2%
    Stora Enso Oyj Sponsored ADR                                        91,500      845,460             0.0%
    UPM-Kymmene Oyj                                                    915,357   17,136,371             0.2%
    UPM-Kymmene Oyj Sponsored ADR                                       69,300    1,304,919             0.0%
                                                                               ------------             ---
TOTAL FINLAND                                                                    60,810,526             0.7%
                                                                               ------------             ---
FRANCE -- (9.3%)
    AXA SA                                                           4,004,754  106,879,326             1.2%
    AXA SA Sponsored ADR                                               140,900    3,762,030             0.0%
    BNP Paribas SA                                                   1,005,680   60,941,389             0.7%
    Bollore SA(4572709)                                              1,581,085    7,815,970             0.1%
*   Bollore SA(BZ0G303)                                                  7,465       36,956             0.0%
    Bouygues SA                                                        709,374   26,812,213             0.3%
    Casino Guichard Perrachon SA                                       178,667   10,265,267             0.1%
*   CGG SA Sponsored ADR                                               115,396      467,354             0.0%
#   Cie de Saint-Gobain                                              1,789,605   74,914,737             0.8%
    Cie Generale des Etablissements Michelin                           334,818   33,306,284             0.4%
    CNP Assurances                                                     408,378    5,825,198             0.1%
    Credit Agricole SA                                                 927,429   11,713,880             0.1%
    Eiffage SA                                                          46,924    2,923,436             0.0%
    Electricite de France SA                                           538,044   10,000,899             0.1%
    Engie SA                                                         3,247,971   56,842,074             0.6%

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                                                               PERCENTAGE
                                                                       SHARES     VALUE++    OF NET ASSETS**
                                                                     ---------- ------------ ---------------
FRANCE -- (Continued)
    Lagardere SCA                                                       179,834 $  5,232,343             0.1%
    Natixis SA                                                        2,133,151   13,058,045             0.1%
    Orange SA                                                         4,969,645   87,623,255             0.9%
*   Peugeot SA                                                        1,410,953   24,789,722             0.3%
    Renault SA                                                          759,515   71,564,612             0.8%
    Rexel SA                                                            598,646    8,170,206             0.1%
    SCOR SE                                                             318,283   11,834,608             0.1%
    Societe Generale SA                                               1,935,625   89,896,621             1.0%
    STMicroelectronics NV                                             1,904,563   13,122,952             0.1%
#   Total SA                                                          3,202,849  154,885,992             1.7%
#   Vallourec SA                                                        252,263    2,792,373             0.0%
                                                                                ------------             ---
TOTAL FRANCE                                                                     895,477,742             9.7%
                                                                                ------------             ---
GERMANY -- (7.3%)
    Allianz SE                                                          730,758  127,932,134             1.4%
    Allianz SE Sponsored ADR                                          2,811,910   49,349,021             0.5%
    Bayerische Motoren Werke AG                                         836,920   85,724,339             0.9%
*   Commerzbank AG                                                    1,603,495   17,634,791             0.2%
    Daimler AG                                                        2,214,556  192,032,407             2.1%
    Deutsche Bank AG(5750355)                                         1,316,420   36,845,010             0.4%
#   Deutsche Bank AG(D18190898)                                         815,783   22,801,135             0.3%
*   Deutsche Lufthansa AG                                               895,598   13,225,960             0.1%
    E.ON SE                                                           2,832,890   29,884,591             0.3%
    Fraport AG Frankfurt Airport Services Worldwide                     106,349    6,742,812             0.1%
    Hannover Rueck SE                                                    42,216    4,880,596             0.1%
    HeidelbergCement AG                                                 373,732   27,831,645             0.3%
    K+S AG                                                              444,055   11,209,416             0.1%
    Metro AG                                                            337,849   10,394,155             0.1%
    Muenchener Rueckversicherungs-Gesellschaft AG                       199,660   39,810,992             0.4%
    Osram Licht AG                                                       56,824    3,339,217             0.0%
#   RWE AG                                                               94,829    1,317,863             0.0%
*   Talanx AG                                                           132,540    4,246,944             0.1%
    Telefonica Deutschland Holding AG                                 1,344,231    8,653,691             0.1%
#   Volkswagen AG                                                        80,837   11,193,609             0.1%
                                                                                ------------             ---
TOTAL GERMANY                                                                    705,050,328             7.6%
                                                                                ------------             ---
HONG KONG -- (2.2%)
    Cathay Pacific Airways, Ltd.                                      4,385,000    8,674,443             0.1%
    CK Hutchison Holdings, Ltd.                                       1,904,984   26,183,860             0.3%
    FIH Mobile, Ltd.                                                  3,246,000    1,552,323             0.0%
    Great Eagle Holdings, Ltd.                                          619,101    2,036,445             0.0%
    Guoco Group, Ltd.                                                     6,000       68,794             0.0%
    Hang Lung Group, Ltd.                                             1,116,000    4,060,766             0.1%
    Hang Lung Properties, Ltd.                                        3,175,000    7,776,824             0.1%
    Henderson Land Development Co., Ltd.                                997,712    6,359,304             0.1%
    Hongkong & Shanghai Hotels (The)                                  1,287,131    1,461,968             0.0%
    Hopewell Holdings, Ltd.                                           1,086,669    3,921,080             0.0%
#   Kerry Logistics Network, Ltd.                                       325,000      483,388             0.0%
    Kerry Properties, Ltd.                                            1,905,000    5,626,821             0.1%
    MTR Corp., Ltd.                                                     928,124    4,210,609             0.1%
    New World Development Co., Ltd.                                  23,109,125   24,618,672             0.3%
    NWS Holdings, Ltd.                                                1,260,000    1,896,962             0.0%

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                                                               PERCENTAGE
                                                                       SHARES     VALUE++    OF NET ASSETS**
                                                                     ---------- ------------ ---------------
HONG KONG -- (Continued)
    Orient Overseas International, Ltd.                                 709,500 $  3,383,297             0.0%
    Shangri-La Asia, Ltd.                                             4,298,000    3,922,335             0.0%
    Sino Land Co., Ltd.                                               4,993,765    7,707,883             0.1%
    Sun Hung Kai Properties, Ltd.                                     2,951,920   39,469,101             0.4%
    Swire Pacific, Ltd. Class A                                       1,720,000   19,938,325             0.2%
    Swire Pacific, Ltd. Class B                                         557,500    1,211,581             0.0%
    Wharf Holdings, Ltd. (The)                                        3,706,990   22,105,800             0.2%
    Wheelock & Co., Ltd.                                              3,443,000   16,048,212             0.2%
    Yue Yuen Industrial Holdings, Ltd.                                  160,000      581,630             0.0%
                                                                                ------------             ---
TOTAL HONG KONG                                                                  213,300,423             2.3%
                                                                                ------------             ---
IRELAND -- (0.3%)
*   Bank of Ireland                                                  32,113,417   11,940,493             0.1%
    CRH P.L.C.                                                          295,666    8,092,621             0.1%
    CRH P.L.C. Sponsored ADR                                            215,216    5,888,310             0.1%
                                                                                ------------             ---
TOTAL IRELAND                                                                     25,921,424             0.3%
                                                                                ------------             ---
ISRAEL -- (0.4%)
#   Azrieli Group                                                        26,077    1,021,978             0.0%
    Bank Hapoalim BM                                                  3,220,797   16,765,432             0.2%
*   Bank Leumi Le-Israel BM                                           3,064,622   11,628,342             0.1%
*   Israel Discount Bank, Ltd. Class A                                  832,836    1,523,325             0.0%
    Mizrahi Tefahot Bank, Ltd.                                          307,021    3,731,363             0.1%
    Teva Pharmaceutical Industries, Ltd. Sponsored ADR                   13,324      788,648             0.0%
                                                                                ------------             ---
TOTAL ISRAEL                                                                      35,459,088             0.4%
                                                                                ------------             ---
ITALY -- (1.8%)
*   Banca Monte dei Paschi di Siena SpA                               3,044,888    5,589,585             0.1%
*   Banco Popolare SC                                                   666,220    9,955,446             0.1%
    Eni SpA                                                           1,961,127   32,025,688             0.3%
    Mediobanca SpA                                                      520,196    5,231,491             0.1%
#*  Telecom Italia SpA Sponsored ADR                                  1,862,562   25,889,612             0.3%
    UniCredit SpA                                                    10,827,146   69,911,588             0.7%
    Unione di Banche Italiane SpA                                     3,409,526   25,509,200             0.3%
                                                                                ------------             ---
TOTAL ITALY                                                                      174,112,610             1.9%
                                                                                ------------             ---
JAPAN -- (21.4%)
    77 Bank, Ltd. (The)                                                 431,372    2,385,385             0.0%
    Aeon Co., Ltd.                                                    2,539,900   37,631,791             0.4%
    Aisin Seiki Co., Ltd.                                               472,800   18,764,955             0.2%
    Alfresa Holdings Corp.                                               26,348      505,233             0.0%
    Amada Holdings Co., Ltd.                                            542,100    4,834,656             0.1%
    Aoyama Trading Co., Ltd.                                              7,700      280,537             0.0%
    Asahi Glass Co., Ltd.                                             2,690,000   15,401,570             0.2%
    Asahi Kasei Corp.                                                 3,312,000   20,324,517             0.2%
    Autobacs Seven Co., Ltd.                                             21,100      370,001             0.0%
    Bank of Kyoto, Ltd. (The)                                           621,400    6,275,832             0.1%
    Bank of Yokohama, Ltd. (The)                                      2,110,000   13,168,742             0.1%
    Brother Industries, Ltd.                                            326,300    4,170,587             0.0%
    Canon Marketing Japan, Inc.                                         131,800    2,003,719             0.0%
    Chiba Bank, Ltd. (The)                                              873,000    6,368,561             0.1%

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                                                              PERCENTAGE
                                                                      SHARES     VALUE++    OF NET ASSETS**
                                                                     --------- ------------ ---------------
JAPAN -- (Continued)
    Chugoku Bank, Ltd. (The)                                           310,800 $  4,405,996             0.1%
    Citizen Holdings Co., Ltd.                                         689,600    5,226,819             0.1%
    Coca-Cola East Japan Co., Ltd.                                      75,500    1,061,104             0.0%
    Coca-Cola West Co., Ltd.                                           159,107    3,217,524             0.0%
    COMSYS Holdings Corp.                                               56,400      736,671             0.0%
*   Cosmo Energy Holdings Co., Ltd.                                     59,436      807,919             0.0%
    Dai Nippon Printing Co., Ltd.                                    1,013,000   10,476,527             0.1%
    Dai-ichi Life Insurance Co., Ltd. (The)                            854,300   14,778,781             0.2%
    Daido Steel Co., Ltd.                                              675,000    2,583,771             0.0%
#   Daihatsu Motor Co., Ltd.                                           564,800    6,918,629             0.1%
    Daiichi Sankyo Co., Ltd.                                            15,100      296,549             0.0%
    Denka Co., Ltd.                                                    992,000    4,603,391             0.1%
    DIC Corp.                                                        1,683,000    4,555,643             0.1%
    Ebara Corp.                                                        673,000    2,915,797             0.0%
    Fuji Media Holdings, Inc.                                           74,400      885,051             0.0%
    FUJIFILM Holdings Corp.                                            754,600   30,100,037             0.3%
#   Fukuoka Financial Group, Inc.                                    1,218,000    6,409,298             0.1%
#   Fukuyama Transporting Co., Ltd.                                     85,000      461,606             0.0%
    Furukawa Electric Co., Ltd.                                        633,000    1,158,404             0.0%
    Glory, Ltd.                                                        185,800    4,700,614             0.1%
    Gunma Bank, Ltd. (The)                                             650,397    4,094,054             0.0%
    H2O Retailing Corp.                                                198,900    3,863,741             0.0%
    Hachijuni Bank, Ltd. (The)                                         620,231    4,229,197             0.1%
    Hankyu Hanshin Holdings, Inc.                                    1,799,000   11,718,910             0.1%
    Hiroshima Bank, Ltd. (The)                                         637,000    3,537,618             0.0%
    Hitachi Capital Corp.                                               58,400    1,678,107             0.0%
    Hitachi Chemical Co., Ltd.                                         266,500    4,212,724             0.1%
#   Hitachi Construction Machinery Co., Ltd.                           384,700    5,957,784             0.1%
    Hitachi High-Technologies Corp.                                    101,600    2,732,334             0.0%
    Hitachi Transport System, Ltd.                                     105,000    1,848,456             0.0%
    Hitachi, Ltd.                                                    7,531,000   43,444,754             0.5%
    Hokuhoku Financial Group, Inc.                                   1,919,000    4,260,607             0.1%
    Honda Motor Co., Ltd.                                            3,334,800  110,316,638             1.2%
    House Foods Group, Inc.                                             65,300    1,128,229             0.0%
#   Ibiden Co., Ltd.                                                   459,900    6,337,019             0.1%
    Idemitsu Kosan Co., Ltd.                                           154,596    2,535,290             0.0%
#   Iida Group Holdings Co., Ltd.                                      163,700    3,068,207             0.0%
    Inpex Corp.                                                      1,335,200   12,727,125             0.1%
    ITOCHU Corp.                                                     3,608,800   45,156,836             0.5%
    Iyo Bank, Ltd. (The)                                               476,000    5,118,041             0.1%
    J Front Retailing Co., Ltd.                                        832,300   13,668,258             0.2%
#   JFE Holdings, Inc.                                               1,424,800   22,398,597             0.2%
    Joyo Bank, Ltd. (The)                                            1,145,000    5,947,269             0.1%
    JSR Corp.                                                           18,500      292,176             0.0%
    JTEKT Corp.                                                         80,600    1,389,289             0.0%
#   JX Holdings, Inc.                                                3,944,433   15,488,443             0.2%
#   K's Holdings Corp.                                                  71,300    2,516,221             0.0%
    Kamigumi Co., Ltd.                                                 442,000    3,797,509             0.0%
    Kaneka Corp.                                                     1,045,542    9,271,081             0.1%
    Kawasaki Kisen Kaisha, Ltd.                                      4,013,000    9,009,640             0.1%
    Keiyo Bank, Ltd. (The)                                             233,000    1,170,662             0.0%
    Kinden Corp.                                                       207,000    2,689,428             0.0%

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                                                               PERCENTAGE
                                                                       SHARES     VALUE++    OF NET ASSETS**
                                                                     ---------- ------------ ---------------
JAPAN -- (Continued)
    Kobe Steel, Ltd.                                                 14,072,000 $ 17,769,727             0.2%
    Komatsu, Ltd.                                                       480,400    7,896,569             0.1%
    Konica Minolta, Inc.                                              1,745,500   17,933,990             0.2%
    Kuraray Co., Ltd.                                                 1,181,800   14,576,172             0.2%
    Kurita Water Industries, Ltd.                                         7,500      169,356             0.0%
    Kyocera Corp.                                                       229,500   10,381,350             0.1%
    Kyocera Corp. Sponsored ADR                                          25,197    1,139,660             0.0%
*   Kyushu Financial Group, Inc.                                        528,349    4,063,211             0.0%
    Lintec Corp.                                                          1,700       39,823             0.0%
    LIXIL Group Corp.                                                   445,400    9,536,033             0.1%
    Maeda Road Construction Co., Ltd.                                    36,000      654,389             0.0%
    Marubeni Corp.                                                    3,901,000   22,540,084             0.2%
    Marui Group Co., Ltd.                                                58,442      754,882             0.0%
#   Maruichi Steel Tube, Ltd.                                            31,300      801,539             0.0%
    Medipal Holdings Corp.                                              146,400    2,554,981             0.0%
#   Mitsubishi Chemical Holdings Corp.                                6,451,800   40,204,752             0.4%
    Mitsubishi Corp.                                                  1,327,500   24,134,723             0.3%
    Mitsubishi Gas Chemical Co., Inc.                                   609,000    3,395,408             0.0%
#   Mitsubishi Heavy Industries, Ltd.                                 2,091,000   10,541,708             0.1%
    Mitsubishi Logistics Corp.                                           19,000      272,686             0.0%
    Mitsubishi Materials Corp.                                        5,182,000   18,076,537             0.2%
    Mitsubishi UFJ Financial Group, Inc.                             21,459,506  138,789,997             1.5%
#   Mitsubishi UFJ Financial Group, Inc. Sponsored ADR                4,781,372   30,935,477             0.3%
    Mitsui & Co., Ltd.                                                1,717,700   21,785,434             0.2%
    Mitsui & Co., Ltd. Sponsored ADR                                     11,723    2,957,361             0.0%
    Mitsui Chemicals, Inc.                                            3,169,800   11,985,493             0.1%
    Mitsui Engineering & Shipbuilding Co., Ltd.                         939,000    1,445,608             0.0%
    Mitsui Mining & Smelting Co., Ltd.                                   69,030      132,694             0.0%
    Mitsui OSK Lines, Ltd.                                            2,191,000    5,850,876             0.1%
    Mizuho Financial Group, Inc.                                     51,633,200  106,356,355             1.2%
    Mizuho Financial Group, Inc. ADR                                    205,757      841,546             0.0%
    MS&AD Insurance Group Holdings, Inc.                                587,253   17,312,568             0.2%
    Nagase & Co., Ltd.                                                  149,589    1,855,131             0.0%
    NEC Corp.                                                        10,595,101   32,685,693             0.4%
    NH Foods, Ltd.                                                      179,536    3,744,853             0.0%
    NHK Spring Co., Ltd.                                                455,600    4,637,055             0.1%
#   Nikon Corp.                                                         779,200   10,080,093             0.1%
    Nippo Corp.                                                         148,000    2,579,028             0.0%
#   Nippon Electric Glass Co., Ltd.                                     633,000    3,097,501             0.0%
    Nippon Express Co., Ltd.                                          3,185,238   16,409,353             0.2%
#   Nippon Paper Industries Co., Ltd.                                   334,100    6,192,440             0.1%
    Nippon Shokubai Co., Ltd.                                            58,600    4,585,863             0.1%
    Nippon Steel & Sumitomo Metal Corp.                               2,021,593   40,982,827             0.4%
    Nippon Yusen K.K.                                                 7,713,000   20,180,409             0.2%
    Nishi-Nippon City Bank, Ltd. (The)                                  974,569    2,847,834             0.0%
    Nissan Motor Co., Ltd.                                            5,844,900   60,589,514             0.7%
    Nisshinbo Holdings, Inc.                                            305,000    4,142,088             0.0%
    NOK Corp.                                                           184,620    4,338,507             0.1%
    Nomura Holdings, Inc.                                               740,400    4,657,370             0.1%
    Nomura Real Estate Holdings, Inc.                                    70,700    1,510,784             0.0%
    NTN Corp.                                                         1,462,000    7,265,714             0.1%
    NTT DOCOMO, Inc.                                                  1,243,800   24,223,609             0.3%

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                                                              PERCENTAGE
                                                                      SHARES     VALUE++    OF NET ASSETS**
                                                                     --------- ------------ ---------------
JAPAN -- (Continued)
    Obayashi Corp.                                                     279,682 $  2,452,828             0.0%
    Oji Holdings Corp.                                               3,534,000   18,302,584             0.2%
    Otsuka Holdings Co., Ltd.                                          278,200    9,258,609             0.1%
    Resona Holdings, Inc.                                            4,215,400   22,305,044             0.2%
#   Ricoh Co., Ltd.                                                  3,215,400   34,655,247             0.4%
    Rohm Co., Ltd.                                                      95,600    4,725,657             0.1%
    Sankyo Co., Ltd.                                                    82,500    3,179,522             0.0%
    SBI Holdings, Inc.                                                 311,800    3,529,051             0.0%
    Sega Sammy Holdings, Inc.                                           34,700      365,420             0.0%
    Seino Holdings Co., Ltd.                                           264,400    3,137,966             0.0%
    Sekisui Chemical Co., Ltd.                                         105,000    1,238,895             0.0%
    Sekisui House, Ltd.                                              1,588,100   26,436,174             0.3%
#   Shiga Bank, Ltd. (The)                                             227,185    1,214,275             0.0%
    Shinsei Bank, Ltd.                                               2,649,000    5,554,352             0.1%
    Shizuoka Bank, Ltd. (The)                                          948,000    9,510,111             0.1%
    Showa Denko K.K.                                                 5,905,000    7,437,193             0.1%
    Showa Shell Sekiyu K.K.                                            231,300    2,041,558             0.0%
    SKY Perfect JSAT Holdings, Inc.                                    524,100    2,758,619             0.0%
    Sojitz Corp.                                                     1,906,800    4,194,000             0.1%
    Sompo Japan Nipponkoa Holdings, Inc.                               270,800    8,502,649             0.1%
*   Sony Corp. Sponsored ADR                                           818,933   23,257,697             0.3%
    Sumitomo Chemical Co., Ltd.                                      6,896,000   39,501,686             0.4%
    Sumitomo Corp.                                                   1,087,100   11,889,916             0.1%
#   Sumitomo Dainippon Pharma Co., Ltd.                                139,000    1,538,459             0.0%
    Sumitomo Electric Industries, Ltd.                               2,774,300   37,863,503             0.4%
    Sumitomo Forestry Co., Ltd.                                        493,000    5,896,577             0.1%
    Sumitomo Heavy Industries, Ltd.                                  1,822,000    8,209,954             0.1%
    Sumitomo Metal Mining Co., Ltd.                                    992,000   12,307,152             0.1%
#   Sumitomo Mitsui Financial Group, Inc.                            2,728,500  108,849,809             1.2%
    Sumitomo Mitsui Trust Holdings, Inc.                             4,265,629   16,373,817             0.2%
    Sumitomo Osaka Cement Co., Ltd.                                    196,000      755,291             0.0%
    Sumitomo Rubber Industries, Ltd.                                   503,000    7,481,359             0.1%
    Suzuken Co., Ltd.                                                  131,450    5,031,107             0.1%
    Suzuki Motor Corp.                                                 463,300   15,170,045             0.2%
    T&D Holdings, Inc.                                               2,073,500   27,247,272             0.3%
#   Taisho Pharmaceutical Holdings Co., Ltd.                            26,699    1,665,879             0.0%
    Takashimaya Co., Ltd.                                              753,634    6,736,891             0.1%
    TDK Corp.                                                          492,800   31,389,596             0.3%
    Teijin, Ltd.                                                     3,858,450   13,620,514             0.2%
    THK Co., Ltd.                                                      114,100    2,149,373             0.0%
    Tokai Rika Co., Ltd.                                               165,500    3,578,557             0.0%
    Tokio Marine Holdings, Inc.                                         12,800      493,205             0.0%
    Tokyo Broadcasting System Holdings, Inc.                            20,600      306,057             0.0%
    Toppan Printing Co., Ltd.                                          936,000    8,393,548             0.1%
*   Toshiba Corp.                                                    5,806,000   16,379,057             0.2%
    Tosoh Corp.                                                      1,636,000    8,308,826             0.1%
    Toyo Seikan Group Holdings, Ltd.                                   284,849    5,504,216             0.1%
    Toyobo Co., Ltd.                                                   664,000      973,323             0.0%
    Toyoda Gosei Co., Ltd.                                             203,600    4,666,931             0.1%
    Toyota Boshoku Corp.                                                34,600      739,293             0.0%
    Toyota Tsusho Corp.                                                923,500   21,150,044             0.2%
    Ube Industries, Ltd.                                             3,078,000    6,463,065             0.1%

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                                                                PERCENTAGE
                                                                      SHARES      VALUE++     OF NET ASSETS**
                                                                     --------- -------------- ---------------
JAPAN -- (Continued)
    Ushio, Inc.                                                         36,800 $      506,950             0.0%
    Wacoal Holdings Corp.                                              172,000      2,158,339             0.0%
#   Yamada Denki Co., Ltd.                                           1,254,400      5,643,095             0.1%
#   Yamaguchi Financial Group, Inc.                                    358,148      4,405,072             0.1%
    Yamaha Corp.                                                       152,400      3,782,379             0.0%
#   Yamato Kogyo Co., Ltd.                                              40,700      1,084,130             0.0%
    Yamazaki Baking Co., Ltd.                                           63,000      1,213,290             0.0%
    Yokohama Rubber Co., Ltd. (The)                                    193,000      3,710,163             0.0%
    Zeon Corp.                                                          61,000        497,868             0.0%
                                                                               --------------            ----
TOTAL JAPAN                                                                     2,054,520,175            22.3%
                                                                               --------------            ----
NETHERLANDS -- (2.8%)
    Aegon NV                                                         3,034,518     18,621,215             0.2%
    Akzo Nobel NV                                                       32,273      2,282,681             0.0%
    ArcelorMittal(B03XPL1)                                           3,474,174     19,400,712             0.2%
#   ArcelorMittal(B295F26)                                             638,488      3,581,918             0.1%
    Boskalis Westminster                                               192,237      9,330,156             0.1%
    ING Groep NV                                                     6,261,830     91,466,780             1.0%
    ING Groep NV Sponsored ADR                                       1,202,410     17,398,873             0.2%
    Koninklijke DSM NV                                                 700,750     37,355,263             0.4%
    Koninklijke KPN NV                                               3,251,631     11,914,629             0.1%
    Koninklijke Philips NV(500472303)                                  296,833      7,996,681             0.1%
    Koninklijke Philips NV(5986622)                                  1,816,357     48,966,694             0.5%
    NN Group NV                                                         10,548        330,499             0.0%
    TNT Express NV                                                      72,118        606,009             0.0%
                                                                               --------------            ----
TOTAL NETHERLANDS                                                                 269,252,110             2.9%
                                                                               --------------            ----
NEW ZEALAND -- (0.1%)
#   Auckland International Airport, Ltd.                               691,489      2,457,290             0.0%
    Fletcher Building, Ltd.                                            824,808      4,154,266             0.1%
    Fonterra Co-operative Group, Ltd.                                   16,149         58,783             0.0%
                                                                               --------------            ----
TOTAL NEW ZEALAND                                                                   6,670,339             0.1%
                                                                               --------------            ----
NORWAY -- (0.6%)
    Aker ASA Class A                                                    19,081        375,811             0.0%
    DNB ASA                                                            523,007      6,658,899             0.1%
    Norsk Hydro ASA                                                  2,517,143      9,015,855             0.1%
    Norsk Hydro ASA Sponsored ADR                                       59,900        212,645             0.0%
#   Seadrill, Ltd.(B0HWHV8)                                            846,533      5,477,068             0.1%
#   Seadrill, Ltd.(B09RMQ1)                                             31,862        204,892             0.0%
    SpareBank 1 SR-Bank ASA                                             35,170        168,002             0.0%
    Statoil ASA                                                      1,375,001     22,225,873             0.2%
#   Statoil ASA Sponsored ADR                                          592,648      9,577,192             0.1%
*   Storebrand ASA                                                     777,915      2,714,400             0.0%
*   Subsea 7 SA                                                        510,807      4,006,407             0.1%
    Yara International ASA                                              22,709      1,031,578             0.0%
                                                                               --------------            ----
TOTAL NORWAY                                                                       61,668,622             0.7%
                                                                               --------------            ----
PORTUGAL -- (0.0%)
*   Banco Comercial Portugues SA Class R                             6,525,893        374,081             0.0%
*   Banco Espirito Santo SA                                          2,631,973             --             0.0%

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                                                               PERCENTAGE
                                                                       SHARES     VALUE++    OF NET ASSETS**
                                                                     ---------- ------------ ---------------
PORTUGAL -- (Continued)
    EDP Renovaveis SA                                                   541,158 $  3,925,987             0.0%
                                                                                ------------             ---
TOTAL PORTUGAL                                                                     4,300,068             0.0%
                                                                                ------------             ---
SINGAPORE -- (1.0%)
    CapitaLand, Ltd.                                                  2,723,000    6,006,698             0.1%
    City Developments, Ltd.                                             709,400    4,014,715             0.0%
    DBS Group Holdings, Ltd.                                             71,187      875,247             0.0%
    Frasers Centrepoint, Ltd.                                           425,400      494,663             0.0%
    Golden Agri-Resources, Ltd.                                      13,223,300    3,669,761             0.0%
    Hutchison Port Holdings Trust                                    16,030,600    8,878,644             0.1%
#   Keppel Corp., Ltd.                                                  474,200    2,386,980             0.0%
#   Noble Group, Ltd.                                                15,073,900    5,412,121             0.1%
    Olam International, Ltd.                                            466,600      664,284             0.0%
#   Oversea-Chinese Banking Corp., Ltd.                               1,820,979   11,704,985             0.1%
    SembCorp Industries, Ltd.                                         2,338,500    5,958,861             0.1%
    Singapore Airlines, Ltd.                                          2,563,200   19,719,313             0.2%
    United Industrial Corp., Ltd.                                     1,994,413    4,381,557             0.1%
    United Overseas Bank, Ltd.                                          103,900    1,508,709             0.0%
    UOL Group, Ltd.                                                   1,001,864    4,675,458             0.1%
    Venture Corp., Ltd.                                                 125,300      738,419             0.0%
    Wheelock Properties Singapore, Ltd.                                 669,100      727,300             0.0%
    Wilmar International, Ltd.                                        4,154,000    9,256,641             0.1%
                                                                                ------------             ---
TOTAL SINGAPORE                                                                   91,074,356             1.0%
                                                                                ------------             ---
SPAIN -- (2.9%)
    Acciona SA                                                           94,122    7,895,855             0.1%
#   Banco de Sabadell SA                                              8,951,876   17,270,866             0.2%
    Banco Popular Espanol SA                                          3,642,003   13,847,229             0.2%
    Banco Santander SA                                               19,371,024  108,210,378             1.2%
    Banco Santander SA Sponsored ADR                                    776,922    4,304,148             0.0%
    CaixaBank SA                                                         91,449      350,264             0.0%
    Iberdrola SA                                                     14,302,198  101,990,959             1.1%
    Mapfre SA                                                         1,275,685    3,784,655             0.0%
    Repsol SA                                                         1,820,865   22,921,739             0.2%
                                                                                ------------             ---
TOTAL SPAIN                                                                      280,576,093             3.0%
                                                                                ------------             ---
SWEDEN -- (3.0%)
    Boliden AB                                                        1,273,315   24,379,352             0.3%
    Holmen AB Class A                                                     5,131      155,114             0.0%
    Holmen AB Class B                                                    26,875      810,142             0.0%
#   ICA Gruppen AB                                                        2,667       95,143             0.0%
    Meda AB Class A                                                     288,268    4,230,680             0.0%
    Nordea Bank AB                                                    3,886,422   42,881,354             0.5%
    Skandinaviska Enskilda Banken AB Class A                          3,806,534   39,971,922             0.4%
#   Skandinaviska Enskilda Banken AB Class C                             23,992      258,789             0.0%
#*  SSAB AB Class A                                                     181,327      653,751             0.0%
*   SSAB AB Class B                                                      77,575      244,840             0.0%
    Svenska Cellulosa AB SCA Class A                                     69,959    2,064,165             0.0%
    Svenska Cellulosa AB SCA Class B                                  2,234,256   65,807,693             0.7%
    Svenska Handelsbanken AB Class A                                    544,381    7,393,493             0.1%
    Swedbank AB Class A                                                 214,941    4,925,023             0.1%

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                                                               PERCENTAGE
                                                                       SHARES     VALUE++    OF NET ASSETS**
                                                                     ---------- ------------ ---------------
SWEDEN -- (Continued)
    Tele2 AB Class B                                                    840,482 $  8,393,561             0.1%
#   Telefonaktiebolaget LM Ericsson Class A                              28,098      255,283             0.0%
    Telefonaktiebolaget LM Ericsson Class B                           4,879,427   47,489,038             0.5%
    Telefonaktiebolaget LM Ericsson Sponsored ADR                       834,580    8,128,809             0.1%
    TeliaSonera AB                                                    5,789,696   29,582,560             0.3%
                                                                                ------------             ---
TOTAL SWEDEN                                                                     287,720,712             3.1%
                                                                                ------------             ---
SWITZERLAND -- (8.5%)
    ABB, Ltd.                                                         4,761,575   89,830,421             1.0%
    ABB, Ltd. Sponsored ADR                                             271,992    5,135,209             0.1%
    Adecco SA                                                           640,328   47,598,969             0.5%
    Aryzta AG                                                           244,085   10,991,149             0.1%
    Baloise Holding AG                                                  200,163   23,998,901             0.2%
    Banque Cantonale Vaudoise                                               468      288,202             0.0%
    Cie Financiere Richemont SA                                         928,099   79,582,225             0.9%
    Clariant AG                                                         951,816   17,502,319             0.2%
    Credit Suisse Group AG                                            1,236,720   30,845,304             0.3%
#   Credit Suisse Group AG Sponsored ADR                              1,058,153   26,453,825             0.3%
*   Dufry AG                                                              8,748    1,021,987             0.0%
    Julius Baer Group, Ltd.                                             175,211    8,687,400             0.1%
    LafargeHolcim, Ltd.(7110753)                                        932,270   52,500,549             0.6%
*   LafargeHolcim, Ltd.(BZ3DNX4)                                        490,757   27,601,542             0.3%
    Lonza Group AG                                                      162,986   23,923,040             0.2%
    Nestle SA                                                            84,133    6,425,568             0.1%
    Novartis AG                                                         257,959   23,368,158             0.2%
#   Sulzer AG                                                            50,596    5,112,508             0.1%
    Swatch Group AG (The)(7184736)                                      100,404    7,253,358             0.1%
    Swatch Group AG (The)(7184725)                                       94,264   36,813,809             0.4%
    Swiss Life Holding AG                                                71,448   17,025,334             0.2%
    Swiss Re AG                                                       1,037,390   96,301,702             1.0%
    Syngenta AG                                                         100,750   33,849,004             0.4%
    UBS Group AG(BRJL176)                                             2,463,478   49,201,633             0.5%
*   UBS Group AG(H42097107)                                             500,015   10,015,300             0.1%
    Zurich Insurance Group AG                                           343,651   90,689,469             1.0%
                                                                                ------------             ---
TOTAL SWITZERLAND                                                                822,016,885             8.9%
                                                                                ------------             ---
UNITED KINGDOM -- (16.7%)
    Anglo American P.L.C.                                             3,418,604   28,681,091             0.3%
    Aviva P.L.C.                                                      2,212,396   16,534,493             0.2%
    Barclays P.L.C.                                                   4,723,018   16,827,071             0.2%
    Barclays P.L.C. Sponsored ADR                                     5,103,338   72,620,500             0.8%
    Barratt Developments P.L.C.                                       1,006,942    9,485,862             0.1%
    BP P.L.C.                                                         1,912,816   11,367,838             0.1%
    BP P.L.C. Sponsored ADR                                           8,753,160  312,487,811             3.4%
    Carnival P.L.C.                                                     204,531   11,383,306             0.1%
    Carnival P.L.C. ADR                                                  64,057    3,571,178             0.0%
    Glencore P.L.C.                                                  15,677,236   27,065,978             0.3%
    HSBC Holdings P.L.C.                                             20,428,278  159,605,431             1.7%
#   HSBC Holdings P.L.C. Sponsored ADR                                2,554,625   99,809,198             1.1%
    Investec P.L.C.                                                     776,855    6,471,357             0.1%
    J Sainsbury P.L.C.                                                4,609,837   18,888,509             0.2%
    Kingfisher P.L.C.                                                 6,997,686   38,037,779             0.4%

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                                                                   PERCENTAGE
                                                                         SHARES       VALUE++    OF NET ASSETS**
                                                                       ---------- -------------- ---------------
UNITED KINGDOM -- (Continued)
#     Lloyds Banking Group P.L.C. ADR                                   1,322,959 $    6,059,152             0.1%
      Old Mutual P.L.C.                                                 9,672,569     31,613,915             0.4%
      Pearson P.L.C. Sponsored ADR                                      1,176,118     15,665,892             0.2%
*     Royal Bank of Scotland Group P.L.C.                               3,927,884     19,194,155             0.2%
#*    Royal Bank of Scotland Group P.L.C. Sponsored ADR                   400,166      3,873,607             0.0%
      Royal Dutch Shell P.L.C. Class A                                  1,867,596     48,757,978             0.5%
      Royal Dutch Shell P.L.C. Class B                                    255,146      6,680,969             0.1%
#     Royal Dutch Shell P.L.C. Sponsored ADR(B03MM73)                   3,323,210    175,099,935             1.9%
      Royal Dutch Shell P.L.C. Sponsored ADR(780259206)                 1,338,497     70,217,553             0.8%
      Royal Mail P.L.C.                                                   367,647      2,518,777             0.0%
      RSA Insurance Group P.L.C.                                          188,300      1,218,663             0.0%
      Standard Chartered P.L.C.                                         4,035,713     44,798,973             0.5%
      Vodafone Group P.L.C.                                            58,351,986    192,032,427             2.1%
      Vodafone Group P.L.C. Sponsored ADR                               4,011,201    132,249,306             1.4%
      WM Morrison Supermarkets P.L.C.                                   7,694,512     19,951,805             0.2%
                                                                                  --------------           -----
TOTAL UNITED KINGDOM                                                               1,602,770,509            17.4%
                                                                                  --------------           -----
TOTAL COMMON STOCKS                                                                9,126,127,376            98.9%
                                                                                  --------------           -----
PREFERRED STOCKS -- (0.6%)
GERMANY -- (0.6%)
      Bayerische Motoren Werke AG                                          28,629      2,315,143             0.1%
      Porsche Automobil Holding SE                                        242,713     11,345,357             0.1%
      Volkswagen AG                                                       396,506     47,594,617             0.5%
                                                                                  --------------           -----
TOTAL GERMANY                                                                         61,255,117             0.7%
                                                                                  --------------           -----
TOTAL PREFERRED STOCKS                                                                61,255,117             0.7%
                                                                                  --------------           -----
RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
*     Treasury Wine Estates, Ltd. Rights 11/04/15                         117,413             --             0.0%
                                                                                  --------------           -----
SPAIN -- (0.0%)
*     Banco Santander SA Rights 11/03/15                               19,371,023      1,065,068             0.0%
                                                                                  --------------           -----
TOTAL RIGHTS/WARRANTS                                                                  1,065,068             0.0%
                                                                                  --------------           -----
TOTAL INVESTMENT SECURITIES                                                        9,188,447,561
                                                                                  --------------

                                                                                      VALUE+
                                                                                  --------------
SECURITIES LENDING COLLATERAL -- (4.5%)
(S)@  DFA Short Term Investment Fund                                   37,531,967    434,244,856             4.7%
                                                                                  --------------           -----
TOTAL INVESTMENTS -- (100.0%) (Cost $9,600,064,667)                               $9,622,692,417           104.3%
                                                                                  ==============           =====

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


Summary of the Series' investments as of October 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                                INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                          ----------------------------------------------------
                                                             LEVEL 1        LEVEL 2     LEVEL 3     TOTAL
                                                          -------------- -------------- ------- --------------
Common Stocks
   Australia                                              $   57,726,184 $  479,327,281   --    $  537,053,465
   Austria                                                            --     10,400,098   --        10,400,098
   Belgium                                                     4,913,352    119,570,620   --       124,483,972
   Canada                                                    708,482,795             --   --       708,482,795
   Colombia                                                    1,739,765             --   --         1,739,765
   Denmark                                                            --    153,265,271   --       153,265,271
   Finland                                                     2,150,379     58,660,147   --        60,810,526
   France                                                      4,266,340    891,211,402   --       895,477,742
   Germany                                                    72,150,156    632,900,172   --       705,050,328
   Hong Kong                                                          --    213,300,423   --       213,300,423
   Ireland                                                     5,888,310     20,033,114   --        25,921,424
   Israel                                                        788,648     34,670,440   --        35,459,088
   Italy                                                      25,889,612    148,222,998   --       174,112,610
   Japan                                                      63,194,952  1,991,325,223   --     2,054,520,175
   Netherlands                                                28,977,472    240,274,638   --       269,252,110
   New Zealand                                                        --      6,670,339   --         6,670,339
   Norway                                                     15,266,905     46,401,717   --        61,668,622
   Portugal                                                           --      4,300,068   --         4,300,068
   Singapore                                                          --     91,074,356   --        91,074,356
   Spain                                                       4,304,148    276,271,945   --       280,576,093
   Sweden                                                      8,128,809    279,591,903   --       287,720,712
   Switzerland                                                41,604,334    780,412,551   --       822,016,885
   United Kingdom                                            891,654,132    711,116,377   --     1,602,770,509
Preferred Stocks
   Germany                                                            --     61,255,117   --        61,255,117
Rights/Warrants
   Australia                                                          --             --   --                --
   Spain                                                              --      1,065,068   --         1,065,068
Securities Lending Collateral                                         --    434,244,856   --       434,244,856
                                                          -------------- --------------   --    --------------
TOTAL                                                     $1,937,126,293 $7,685,566,124   --    $9,622,692,417
                                                          ============== ==============   ==    ==============

                          THE EMERGING MARKETS SERIES
                            SCHEDULE OF INVESTMENTS
                               OCTOBER 31, 2015

                                                                                             PERCENTAGE
                                                                      SHARES     VALUE++   OF NET ASSETS**
                                                                     --------- ----------- ---------------
COMMON STOCKS -- (93.0%)
BRAZIL -- (4.4%)
    AMBEV SA                                                           855,320 $ 4,232,280             0.1%
    AMBEV SA ADR                                                     5,984,451  29,144,276             0.7%
    Banco Bradesco SA                                                  885,298   5,383,840             0.1%
    Banco do Brasil SA                                               2,307,168   9,561,269             0.2%
    Banco Santander Brasil SA                                          559,828   2,007,850             0.1%
    BB Seguridade Participacoes SA                                     960,073   6,616,257             0.2%
    BM&FBovespa SA                                                   3,537,508  10,459,659             0.2%
#   Braskem SA Sponsored ADR                                           165,709   1,847,655             0.0%
    BRF SA                                                             495,766   7,721,127             0.2%
    BRF SA ADR                                                         539,479   8,270,213             0.2%
    BTG Pactual Group                                                    6,500      48,377             0.0%
    CCR SA                                                           1,675,568   5,264,536             0.1%
*   Centrais Eletricas Brasileiras SA                                  204,600     266,081             0.0%
#   Centrais Eletricas Brasileiras SA ADR                               86,923     207,746             0.0%
*   Centrais Eletricas Brasileiras SA Sponsored ADR                    100,200     126,252             0.0%
    CETIP SA - Mercados Organizados                                    492,000   4,352,171             0.1%
#   Cia Brasileira de Distribuicao ADR                                  85,830   1,126,948             0.0%
    Cia de Saneamento Basico do Estado de Sao Paulo                    424,900   1,843,737             0.0%
    Cia de Saneamento Basico do Estado de Sao Paulo ADR                178,668     784,353             0.0%
    Cia Energetica de Minas Gerais                                      96,887     169,507             0.0%
#   Cia Siderurgica Nacional SA Sponsored ADR                          400,671     492,825             0.0%
    Cielo SA                                                         1,255,720  11,920,121             0.3%
    Cosan Logistica SA                                                 177,069      59,674             0.0%
    Cosan SA Industria e Comercio                                      203,008   1,300,082             0.0%
    CPFL Energia SA                                                    215,566     865,059             0.0%
#   CPFL Energia SA ADR                                                 65,545     525,016             0.0%
    Embraer SA                                                          29,370     215,275             0.0%
    Embraer SA ADR                                                     240,287   7,057,229             0.2%
#   Fibria Celulose SA Sponsored ADR                                   488,398   6,603,141             0.2%
    Gerdau SA                                                          186,232     197,920             0.0%
    Gerdau SA Sponsored ADR                                            577,984     803,398             0.0%
*   Hypermarcas SA                                                     561,762   2,547,970             0.1%
    Itau Unibanco Holding SA                                           384,733   2,475,184             0.1%
    JBS SA                                                           1,785,774   6,592,584             0.2%
    Klabin SA                                                          996,400   5,663,737             0.1%
    Kroton Educacional SA                                            2,037,139   5,205,112             0.1%
    Lojas Americanas SA                                                248,137     752,477             0.0%
    Lojas Renner SA                                                    937,435   4,497,352             0.1%
    M Dias Branco SA                                                    40,100     726,891             0.0%
    Multiplan Empreendimentos Imobiliarios SA                          112,800   1,229,863             0.0%
    Natura Cosmeticos SA                                               262,650   1,558,665             0.0%
*   Petroleo Brasileiro SA                                           1,522,500   3,698,490             0.1%
#*  Petroleo Brasileiro SA Sponsored ADR                             1,005,405   4,906,376             0.1%
    Porto Seguro SA                                                    219,681   1,841,165             0.0%
    Raia Drogasil SA                                                   331,400   3,435,399             0.1%
    Tim Participacoes SA                                             1,162,813   2,544,881             0.1%
    Tim Participacoes SA ADR                                            63,679     707,474             0.0%
    Tractebel Energia SA                                               250,101   2,195,266             0.1%
    Transmissora Alianca de Energia Eletrica SA                          8,092      41,733             0.0%
    Ultrapar Participacoes SA                                          394,184   6,843,874             0.2%
    Ultrapar Participacoes SA Sponsored ADR                            254,308   4,402,072             0.1%

THE EMERGING MARKETS SERIES
CONTINUED


                                                                                                PERCENTAGE
                                                                       SHARES      VALUE++    OF NET ASSETS**
                                                                     ----------- ------------ ---------------
BRAZIL -- (Continued)
    Usinas Siderurgicas de Minas Gerais SA                                39,100 $     80,133             0.0%
    Vale SA                                                              344,000    1,521,175             0.0%
#   Vale SA Sponsored ADR                                              1,226,358    5,346,921             0.1%
    WEG SA                                                               687,750    2,566,025             0.1%
                                                                                 ------------             ---
TOTAL BRAZIL                                                                      200,854,693             4.6%
                                                                                 ------------             ---
CHILE -- (1.4%)
    AES Gener SA                                                       3,841,240    1,837,818             0.0%
    Aguas Andinas SA Class A                                           3,929,704    2,055,084             0.0%
    Banco de Chile                                                     3,152,928      333,736             0.0%
    Banco de Chile ADR                                                    52,624    3,337,941             0.1%
    Banco de Credito e Inversiones                                        64,382    2,625,115             0.1%
    Banco Santander Chile ADR                                            206,596    3,923,258             0.1%
    Cencosud SA                                                        2,346,448    5,144,920             0.1%
    Cencosud SA ADR                                                        8,408       55,325             0.0%
    Cia Cervecerias Unidas SA                                             92,470    1,104,871             0.0%
    Cia Cervecerias Unidas SA Sponsored ADR                               61,058    1,463,560             0.0%
    Colbun SA                                                         12,786,840    3,403,352             0.1%
    Corpbanca SA                                                     302,429,974    2,773,709             0.1%
    Corpbanca SA ADR                                                      30,902      423,357             0.0%
    Embotelladora Andina SA Class A ADR                                   22,244      397,500             0.0%
    Embotelladora Andina SA Class B ADR                                   21,587      475,993             0.0%
    Empresa Nacional de Electricidad SA Sponsored ADR                    148,697    5,617,773             0.1%
    Empresa Nacional de Telecomunicaciones SA                            243,389    2,253,739             0.1%
    Empresas CMPC SA                                                   2,217,305    5,464,025             0.1%
    Empresas COPEC SA                                                    404,216    3,770,732             0.1%
    Enersis SA Sponsored ADR                                             610,581    8,090,198             0.2%
    Inversiones Aguas Metropolitanas SA                                  343,821      489,590             0.0%
#*  Latam Airlines Group SA Sponsored ADR                                555,276    3,059,571             0.1%
    SACI Falabella                                                       719,196    4,837,309             0.1%
    Sigdo Koppers SA                                                     302,321      363,456             0.0%
    Sociedad Quimica y Minera de Chile SA Sponsored ADR                  132,782    2,573,315             0.1%
    Sonda SA                                                             258,507      416,605             0.0%
                                                                                 ------------             ---
TOTAL CHILE                                                                        66,291,852             1.5%
                                                                                 ------------             ---
CHINA -- (14.4%)
#   AAC Technologies Holdings, Inc.                                      634,000    4,008,480             0.1%
    Agricultural Bank of China, Ltd. Class H                          17,290,000    7,092,295             0.2%
    Air China, Ltd. Class H                                            1,452,000    1,400,455             0.0%
#*  Alibaba Health Information Technology, Ltd.                          994,000      788,694             0.0%
#*  Alibaba Pictures Group, Ltd.                                       3,540,000      942,693             0.0%
#*  Aluminum Corp. of China, Ltd. ADR                                    111,380      894,381             0.0%
#   Angang Steel Co., Ltd. Class H                                     1,186,000      492,826             0.0%
    Anhui Conch Cement Co., Ltd. Class H                                 906,000    2,764,477             0.1%
    Anta Sports Products, Ltd.                                           769,000    2,151,145             0.1%
    AviChina Industry & Technology Co., Ltd. Class H                     789,000      642,997             0.0%
    Bank of China, Ltd. Class H                                       61,469,181   28,986,487             0.7%
    Bank of Communications Co., Ltd. Class H                           6,139,515    4,520,609             0.1%
#   BBMG Corp. Class H                                                 1,016,000      713,291             0.0%
    Beijing Capital International Airport Co., Ltd. Class H            1,278,000    1,366,264             0.0%
    Beijing Enterprises Holdings, Ltd.                                   437,972    2,753,554             0.1%
#   Beijing Enterprises Water Group, Ltd.                              1,654,000    1,305,771             0.0%

THE EMERGING MARKETS SERIES
CONTINUED


                                                                                              PERCENTAGE
                                                                       SHARES     VALUE++   OF NET ASSETS**
                                                                     ---------- ----------- ---------------
CHINA -- (Continued)
    Belle International Holdings, Ltd.                                5,923,000 $ 5,749,078             0.1%
    Brilliance China Automotive Holdings, Ltd.                        1,288,000   1,779,369             0.0%
#*  Byd Co., Ltd. Class H                                               289,386   1,795,600             0.0%
*   China CITIC Bank Corp., Ltd. Class H                              5,072,928   3,287,057             0.1%
#   China Coal Energy Co., Ltd. Class H                               2,791,777   1,194,783             0.0%
    China Communications Construction Co., Ltd. Class H               2,919,000   4,028,764             0.1%
#   China Conch Venture Holdings, Ltd.                                   65,500     148,966             0.0%
    China Construction Bank Corp. Class H                            67,009,590  48,565,595             1.1%
#*  China COSCO Holdings Co., Ltd. Class H                            1,197,000     679,896             0.0%
*   China Eastern Airlines Corp., Ltd. ADR                                2,200      70,752             0.0%
*   China Eastern Airlines Corp., Ltd. Class H                        1,100,000     705,724             0.0%
    China Everbright Bank Co., Ltd. Class H                           4,087,000   1,997,625             0.1%
    China Everbright International, Ltd.                              2,019,000   3,251,341             0.1%
    China Galaxy Securities Co., Ltd. Class H                         2,966,000   2,567,231             0.1%
    China Gas Holdings, Ltd.                                          1,362,000   2,164,137             0.1%
#   China Hongqiao Group, Ltd.                                        1,792,000     930,754             0.0%
#   China Huishan Dairy Holdings Co., Ltd.                            2,347,000     891,265             0.0%
    China International Marine Containers Group Co., Ltd. Class H       360,600     638,836             0.0%
#   China Life Insurance Co., Ltd. ADR                                  859,836  15,528,638             0.4%
    China Longyuan Power Group Corp., Ltd. Class H                    3,194,000   2,915,999             0.1%
#   China Machinery Engineering Corp. Class H                           180,000     156,454             0.0%
    China Mengniu Dairy Co., Ltd.                                     1,753,000   3,395,567             0.1%
    China Merchants Bank Co., Ltd. Class H                            3,120,554   8,147,503             0.2%
    China Merchants Holdings International Co., Ltd.                    943,501   3,127,301             0.1%
    China Minsheng Banking Corp., Ltd. Class H                        4,658,500   4,693,577             0.1%
#   China Mobile, Ltd. Sponsored ADR                                    914,028  55,125,029             1.3%
#   China Molybdenum Co., Ltd. Class H                                  464,322     257,994             0.0%
    China National Building Material Co., Ltd. Class H                6,047,916   3,742,181             0.1%
#   China Oilfield Services, Ltd. Class H                             1,484,000   1,651,384             0.0%
    China Overseas Land & Investment, Ltd.                            3,944,000  12,738,593             0.3%
#*  China Overseas Property Holdings, Ltd.                            1,459,999     248,652             0.0%
    China Pacific Insurance Group Co., Ltd. Class H                   1,805,200   7,190,826             0.2%
    China Petroleum & Chemical Corp. ADR                                132,615   9,558,868             0.2%
    China Petroleum & Chemical Corp. Class H                          2,522,800   1,818,545             0.0%
    China Power International Development, Ltd.                       3,319,000   2,085,765             0.1%
    China Railway Construction Corp., Ltd. Class H                    1,096,000   1,638,284             0.0%
    China Railway Group, Ltd. Class H                                 2,246,000   2,115,695             0.1%
    China Resources Beer Holdings Company, Ltd.                         724,710   1,366,511             0.0%
    China Resources Cement Holdings, Ltd.                             2,207,335     890,746             0.0%
    China Resources Gas Group, Ltd.                                     690,000   1,892,701             0.1%
    China Resources Land, Ltd.                                        2,746,666   7,137,451             0.2%
    China Resources Power Holdings Co., Ltd.                          1,664,000   3,764,246             0.1%
    China Shenhua Energy Co., Ltd. Class H                            1,817,000   3,057,149             0.1%
#*  China Shipping Container Lines Co., Ltd. Class H                  2,324,000     952,375             0.0%
#   China Shipping Development Co., Ltd. Class H                      1,056,000     765,600             0.0%
    China Southern Airlines Co., Ltd. Class H                         1,624,000   1,378,080             0.0%
    China Southern Airlines Co., Ltd. Sponsored ADR                      14,306     602,712             0.0%
    China State Construction International Holdings, Ltd.               840,000   1,274,615             0.0%
*   China Taiping Insurance Holdings Co., Ltd.                        1,341,306   4,211,268             0.1%
#   China Telecom Corp., Ltd. ADR                                        56,720   2,966,456             0.1%
    China Telecom Corp., Ltd. Class H                                 4,088,000   2,127,150             0.1%
    China Unicom Hong Kong, Ltd.                                      7,864,000   9,563,731             0.2%

THE EMERGING MARKETS SERIES
CONTINUED


                                                                                              PERCENTAGE
                                                                       SHARES     VALUE++   OF NET ASSETS**
                                                                     ---------- ----------- ---------------
CHINA -- (Continued)
    China Unicom Hong Kong, Ltd. ADR                                    589,865 $ 7,243,542             0.2%
#   China Vanke Co., Ltd. Class H                                     1,624,300   3,798,877             0.1%
    Chongqing Rural Commercial Bank Co., Ltd. Class H                 3,597,000   2,240,529             0.1%
#   CITIC Securities Co., Ltd. Class H                                2,116,500   4,566,105             0.1%
    CITIC, Ltd.                                                       5,705,000  10,651,513             0.2%
    CNOOC, Ltd.                                                       5,051,000   5,692,032             0.1%
#   CNOOC, Ltd. Sponsored ADR                                           127,716  14,518,755             0.3%
    COSCO Pacific, Ltd.                                               1,779,804   2,302,544             0.1%
    Country Garden Holdings Co., Ltd.                                 8,969,686   3,406,995             0.1%
*   CRRC Corp, Ltd. Class H                                           1,471,000   1,871,843             0.1%
    CSPC Pharmaceutical Group, Ltd.                                   1,466,000   1,361,143             0.0%
#*  CSSC Offshore and Marine Engineering Group Co., Ltd. Class H         96,000     236,087             0.0%
#   Dalian Port PDA Co., Ltd. Class H                                   504,000     181,758             0.0%
    Datang International Power Generation Co., Ltd. Class H           2,312,000     847,920             0.0%
#   Dongfang Electric Corp., Ltd. Class H                               297,600     355,813             0.0%
    Dongfeng Motor Group Co., Ltd. Class H                            2,048,000   2,939,701             0.1%
    ENN Energy Holdings, Ltd.                                           764,000   4,347,275             0.1%
#   Evergrande Real Estate Group, Ltd.                               10,542,000   7,994,186             0.2%
    Fosun International, Ltd.                                         1,333,222   2,424,357             0.1%
#*  GCL-Poly Energy Holdings, Ltd.                                    5,289,814   1,099,392             0.0%
#   Geely Automobile Holdings, Ltd.                                   3,410,000   1,809,722             0.0%
    Great Wall Motor Co., Ltd. Class H                                3,007,500   3,652,199             0.1%
    Guangdong Investment, Ltd.                                        2,834,000   3,985,624             0.1%
    Guangshen Railway Co., Ltd. Sponsored ADR                            27,717     716,207             0.0%
    Guangzhou Automobile Group Co., Ltd. Class H                        974,259     849,380             0.0%
#   Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd. Class H       98,000     275,789             0.0%
#   Guangzhou R&F Properties Co., Ltd. Class H                        1,787,600   1,771,816             0.0%
    Haier Electronics Group Co., Ltd.                                   866,000   1,671,449             0.0%
    Haitong Securities Co., Ltd. Class H                              2,756,400   4,795,849             0.1%
#*  Hanergy Thin Film Power Group, Ltd.                               5,416,000     733,724             0.0%
    Hengan International Group Co., Ltd.                                647,000   6,961,615             0.2%
    Huadian Power International Corp., Ltd. Class H                   1,628,000   1,196,595             0.0%
    Huaneng Power International, Inc. Class H                           988,000   1,068,380             0.0%
    Huaneng Power International, Inc. Sponsored ADR                      34,452   1,512,098             0.0%
    Huishang Bank Corp., Ltd. Class H                                 1,322,000     566,269             0.0%
    Industrial & Commercial Bank of China, Ltd. Class H              71,229,185  45,181,034             1.0%
    Jiangsu Expressway Co., Ltd. Class H                              1,202,000   1,615,943             0.0%
    Jiangxi Copper Co., Ltd. Class H                                  1,257,000   1,655,378             0.0%
    Kunlun Energy Co., Ltd.                                           6,128,000   4,994,850             0.1%
    Lenovo Group, Ltd.                                                7,261,278   6,709,445             0.2%
    Longfor Properties Co., Ltd.                                      1,973,500   2,649,267             0.1%
#*  Maanshan Iron & Steel Co., Ltd. Class H                           1,406,000     301,000             0.0%
#   Metallurgical Corp. of China, Ltd. Class H                        1,686,000     622,140             0.0%
    New China Life Insurance Co., Ltd. Class H                          439,800   1,930,951             0.1%
    New World China Land, Ltd.                                        2,452,000   1,626,659             0.0%
    People's Insurance Co. Group of China, Ltd. (The) Class H         6,417,000   3,442,505             0.1%
    PetroChina Co., Ltd. ADR                                            125,562   9,872,940             0.2%
    PetroChina Co., Ltd. Class H                                      1,724,000   1,347,499             0.0%
    PICC Property & Casualty Co., Ltd. Class H                        3,206,132   7,283,156             0.2%
    Ping An Insurance Group Co. of China, Ltd. Class H                4,622,500  25,976,962             0.6%
#*  Semiconductor Manufacturing International Corp.                   3,654,000     338,505             0.0%
#   Shandong Weigao Group Medical Polymer Co., Ltd. Class H             988,000     679,643             0.0%

THE EMERGING MARKETS SERIES
CONTINUED


                                                                                              PERCENTAGE
                                                                      SHARES     VALUE++    OF NET ASSETS**
                                                                     --------- ------------ ---------------
CHINA -- (Continued)
#   Shanghai Electric Group Co., Ltd. Class H                        1,276,000 $    772,618             0.0%
#   Shanghai Fosun Pharmaceutical Group Co., Ltd. Class H              180,500      582,953             0.0%
    Shanghai Pharmaceuticals Holding Co., Ltd. Class H                 611,300    1,406,858             0.0%
#   Shenzhou International Group Holdings, Ltd.                        334,000    1,643,791             0.0%
    Shimao Property Holdings, Ltd.                                   2,875,371    5,013,662             0.1%
    Sihuan Pharmaceutical Holdings Group, Ltd.                       2,286,000      488,104             0.0%
    Sino Biopharmaceutical, Ltd.                                     2,392,000    2,981,740             0.1%
    Sino-Ocean Land Holdings, Ltd.                                   3,854,743    2,225,603             0.1%
    Sinopec Engineering Group Co., Ltd. Class H                         44,000       37,879             0.0%
#*  Sinopec Oilfield Service Corp. Class H                           1,818,000      573,212             0.0%
*   Sinopec Shanghai Petrochemical Co., Ltd. Class H                   889,000      369,000             0.0%
*   Sinopec Shanghai Petrochemical Co., Ltd. Sponsored ADR               7,418      310,867             0.0%
    Sinopharm Group Co., Ltd. Class H                                1,224,000    5,028,529             0.1%
#   Sun Art Retail Group, Ltd.                                       2,696,500    2,204,091             0.1%
    Tencent Holdings, Ltd.                                           4,351,400   81,797,358             1.9%
    Tingyi Cayman Islands Holding Corp.                              1,742,000    2,973,416             0.1%
    Travelsky Technology, Ltd. Class H                                 454,000      667,423             0.0%
#   Tsingtao Brewery Co., Ltd. Class H                                 138,000      657,855             0.0%
    Uni-President China Holdings, Ltd.                                 324,000      265,364             0.0%
#   Want Want China Holdings, Ltd.                                   5,066,000    4,210,382             0.1%
#   Weichai Power Co., Ltd. Class H                                    861,400      916,716             0.0%
#   Xinjiang Goldwind Science & Technology Co., Ltd. Class H           234,000      439,445             0.0%
#   Yanzhou Coal Mining Co., Ltd. Class H                              718,000      344,747             0.0%
#   Yanzhou Coal Mining Co., Ltd. Sponsored ADR                        106,215      508,770             0.0%
    Zhejiang Expressway Co., Ltd. Class H                            1,410,000    1,737,001             0.0%
    Zhuzhou CSR Times Electric Co., Ltd. Class H                       253,500    1,644,263             0.0%
#   Zijin Mining Group Co., Ltd. Class H                             2,555,000      683,519             0.0%
#   Zoomlion Heavy Industry Science and Technology Co., Ltd. Class H 1,589,400      604,383             0.0%
    ZTE Corp. Class H                                                  287,685      691,293             0.0%
                                                                               ------------            ----
TOTAL CHINA                                                                     667,014,640            15.1%
                                                                               ------------            ----
COLOMBIA -- (0.5%)
    Almacenes Exito SA                                                  77,155      347,823             0.0%
    Banco de Bogota SA                                                  35,006      712,929             0.0%
    Bancolombia SA                                                     315,820    2,566,242             0.1%
#   Bancolombia SA Sponsored ADR                                       138,104    4,781,160             0.1%
    Cementos Argos SA                                                  427,348    1,416,134             0.1%
*   Cemex Latam Holdings SA                                            138,849      483,120             0.0%
    Corp. Financiera Colombiana SA(B000C92)                             59,569      778,078             0.0%
*   Corp. Financiera Colombiana SA(BYPK1V0)                                553        7,220             0.0%
    Ecopetrol SA                                                     2,771,514    1,291,524             0.0%
    Ecopetrol SA Sponsored ADR                                         220,479    2,054,864             0.1%
    Empresa de Energia de Bogota SA ESP                              1,457,465      940,787             0.0%
    Grupo Argos SA                                                      25,995      159,721             0.0%
    Grupo Aval Acciones y Valores SA ADR                                94,392      756,080             0.0%
    Grupo de Inversiones Suramericana SA                               203,043    2,577,812             0.1%
    Grupo Nutresa SA                                                   184,107    1,386,681             0.0%
    Interconexion Electrica SA ESP                                     552,280    1,323,032             0.0%
    Isagen SA ESP                                                    1,273,178    1,349,208             0.0%
                                                                               ------------            ----
TOTAL COLOMBIA                                                                   22,932,415             0.5%
                                                                               ------------            ----

THE EMERGING MARKETS SERIES
CONTINUED


                                                                                             PERCENTAGE
                                                                      SHARES     VALUE++   OF NET ASSETS**
                                                                     --------- ----------- ---------------
CZECH REPUBLIC -- (0.2%)
    CEZ A.S.                                                           256,338 $ 5,121,769             0.1%
    Komercni banka as                                                   11,112   2,302,824             0.1%
    Pegas Nonwovens SA                                                   1,067      33,337             0.0%
    Philip Morris CR A.S.                                                  689     328,529             0.0%
*   Unipetrol A.S.                                                      45,807     275,464             0.0%
                                                                               -----------             ---
TOTAL CZECH REPUBLIC                                                             8,061,923             0.2%
                                                                               -----------             ---
EGYPT -- (0.1%)
    Commercial International Bank Egypt SAE GDR                        889,254   5,188,963             0.1%
*   Egyptian Financial Group-Hermes Holding Co. GDR                        774       1,780             0.0%
*   Global Telecom Holding SAE GDR                                     640,757     745,919             0.0%
                                                                               -----------             ---
TOTAL EGYPT                                                                      5,936,662             0.1%
                                                                               -----------             ---
GREECE -- (0.3%)
    Aegean Airlines SA                                                  38,061     295,503             0.0%
*   Alpha Bank AE                                                    5,260,851     670,736             0.0%
    Athens Water Supply & Sewage Co. SA (The)                           43,827     278,229             0.0%
*   Ellaktor SA                                                          7,610      14,958             0.0%
*   Eurobank Ergasias SA                                                33,138       1,139             0.0%
    FF Group                                                            34,149     688,576             0.0%
    Hellenic Petroleum SA                                              112,224     656,988             0.0%
    Hellenic Telecommunications Organization SA                        340,319   3,185,802             0.1%
    JUMBO SA                                                           168,373   1,634,098             0.1%
    Metka SA                                                            13,411     128,837             0.0%
*   Motor Oil Hellas Corinth Refineries SA                              96,253   1,187,682             0.0%
*   Mytilineos Holdings SA                                              87,326     467,333             0.0%
*   National Bank of Greece SA                                       1,922,840   1,443,075             0.1%
    OPAP SA                                                            278,698   2,476,856             0.1%
*   Piraeus Bank SA                                                  2,067,592     213,462             0.0%
    Public Power Corp. SA                                              144,358     835,250             0.0%
    Titan Cement Co. SA                                                 61,385   1,351,324             0.0%
                                                                               -----------             ---
TOTAL GREECE                                                                    15,529,848             0.4%
                                                                               -----------             ---
HUNGARY -- (0.3%)
*   Magyar Telekom Telecommunications P.L.C.                           773,065   1,070,908             0.0%
    MOL Hungarian Oil & Gas P.L.C.                                      86,115   3,886,146             0.1%
    OTP Bank P.L.C.                                                    218,678   4,231,798             0.1%
    Richter Gedeon Nyrt                                                213,864   3,567,461             0.1%
                                                                               -----------             ---
TOTAL HUNGARY                                                                   12,756,313             0.3%
                                                                               -----------             ---
INDIA -- (11.6%)
    ABB India, Ltd.                                                     28,392     533,611             0.0%
    ACC, Ltd.                                                           75,781   1,593,637             0.0%
    Adani Enterprises, Ltd.                                            260,707     365,974             0.0%
    Adani Ports & Special Economic Zone, Ltd.                          735,627   3,315,209             0.1%
*   Adani Power, Ltd.                                                   49,187      23,515             0.0%
*   Adani Transmissions, Ltd.                                          260,707     143,980             0.0%
    Aditya Birla Nuvo, Ltd.                                            132,730   4,173,637             0.1%
    Ajanta Pharma, Ltd.                                                 32,131     757,447             0.0%
    Alembic Pharmaceuticals, Ltd.                                       15,209     157,543             0.0%
    Alstom T&D India, Ltd.                                              17,621     140,710             0.0%

THE EMERGING MARKETS SERIES
CONTINUED


                                                                                             PERCENTAGE
                                                                      SHARES     VALUE++   OF NET ASSETS**
                                                                     --------- ----------- ---------------
INDIA -- (Continued)
    Amara Raja Batteries, Ltd.                                          63,807 $   880,738             0.0%
    Ambuja Cements, Ltd.                                             1,004,466   3,172,117             0.1%
    Apollo Hospitals Enterprise, Ltd.                                  127,328   2,553,364             0.1%
    Ashok Leyland, Ltd.                                              1,513,757   2,164,892             0.1%
    Asian Paints, Ltd.                                                 474,671   6,028,940             0.1%
    Aurobindo Pharma, Ltd.                                             625,132   7,955,279             0.2%
    Axis Bank, Ltd.                                                  1,931,821  14,003,393             0.3%
    Bajaj Auto, Ltd.                                                   153,062   5,969,907             0.1%
    Bajaj Finance, Ltd.                                                 27,477   2,183,015             0.1%
    Bajaj Finserv, Ltd.                                                 54,948   1,642,419             0.0%
    Bajaj Holdings & Investment, Ltd.                                   52,062   1,325,169             0.0%
    Bank of Baroda                                                     897,100   2,183,574             0.1%
    Berger Paints India, Ltd.                                          212,390     721,978             0.0%
    Bharat Electronics, Ltd.                                            51,903     984,725             0.0%
    Bharat Forge, Ltd.                                                 240,753   3,159,636             0.1%
    Bharat Heavy Electricals, Ltd.                                   1,315,511   3,975,776             0.1%
    Bharat Petroleum Corp., Ltd.                                       243,122   3,232,549             0.1%
    Bharti Airtel, Ltd.                                              1,282,527   6,776,603             0.2%
    Bhushan Steel, Ltd.                                                 30,884      20,774             0.0%
    Blue Dart Express, Ltd.                                              4,436     514,115             0.0%
    Bosch, Ltd.                                                         10,859   3,393,132             0.1%
    Britannia Industries, Ltd.                                          26,712   1,310,134             0.0%
    Cadila Healthcare, Ltd.                                            362,605   2,326,522             0.1%
    Cairn India, Ltd.                                                  655,103   1,531,912             0.0%
    Canara Bank                                                        238,144   1,000,782             0.0%
    Cipla, Ltd.                                                        493,571   5,195,002             0.1%
    Colgate-Palmolive India, Ltd.                                      142,544   2,078,600             0.1%
    Container Corp. Of India, Ltd.                                     104,901   2,125,745             0.1%
    CRISIL, Ltd.                                                         6,904     205,881             0.0%
    Cummins India, Ltd.                                                 94,559   1,561,439             0.0%
    Dabur India, Ltd.                                                  743,476   3,063,073             0.1%
    Divi's Laboratories, Ltd.                                          186,164   3,268,120             0.1%
    DLF, Ltd.                                                          487,675     864,038             0.0%
    Dr Reddy's Laboratories, Ltd.                                       56,262   3,662,354             0.1%
    Dr Reddy's Laboratories, Ltd. ADR                                  148,465   9,619,047             0.2%
    Eicher Motors, Ltd.                                                 20,610   5,578,847             0.1%
    Emami, Ltd.                                                         84,748   1,389,540             0.0%
*   Essar Oil, Ltd.                                                    229,832     665,534             0.0%
    Exide Industries, Ltd.                                             307,619     706,941             0.0%
    GAIL India, Ltd.                                                   538,586   2,538,332             0.1%
    GAIL India, Ltd. GDR                                                28,791     830,092             0.0%
    Gillette India, Ltd.                                                 3,226     239,648             0.0%
    GlaxoSmithKline Consumer Healthcare, Ltd.                           14,568   1,341,963             0.0%
    GlaxoSmithKline Pharmaceuticals, Ltd.                               12,709     639,352             0.0%
    Glenmark Pharmaceuticals, Ltd.                                     194,936   2,949,237             0.1%
    Godrej Consumer Products, Ltd.                                     168,863   3,255,883             0.1%
    Godrej Industries, Ltd.                                             48,714     292,959             0.0%
    Grasim Industries, Ltd.                                              6,300     357,635             0.0%
    Havells India, Ltd.                                                355,094   1,379,252             0.0%
    HCL Technologies, Ltd.                                             786,097  10,454,449             0.2%
    HDFC Bank, Ltd.                                                  1,530,953  25,612,509             0.6%
    Hero MotoCorp, Ltd.                                                202,683   8,006,105             0.2%

THE EMERGING MARKETS SERIES
CONTINUED


                                                                                             PERCENTAGE
                                                                      SHARES     VALUE++   OF NET ASSETS**
                                                                     --------- ----------- ---------------
INDIA -- (Continued)
    Hindalco Industries, Ltd.                                        1,549,771 $ 1,964,497             0.0%
    Hindustan Petroleum Corp., Ltd.                                    149,845   1,762,703             0.0%
    Hindustan Unilever, Ltd.                                         1,148,145  14,073,935             0.3%
    ICICI Bank, Ltd.                                                 1,533,500   6,480,881             0.2%
    ICICI Bank, Ltd. Sponsored ADR                                   1,043,395   8,994,065             0.2%
    Idea Cellular, Ltd.                                              2,136,072   4,566,805             0.1%
*   IDFC Bank, Ltd.                                                    601,656     663,391             0.0%
    IDFC, Ltd.                                                         480,014     429,180             0.0%
    Indiabulls Housing Finance, Ltd.                                   374,144   4,093,619             0.1%
    Indian Oil Corp., Ltd.                                             473,052   2,886,259             0.1%
    IndusInd Bank, Ltd.                                                297,727   4,136,561             0.1%
    Infosys, Ltd.                                                    1,851,162  32,036,099             0.7%
    Infosys, Ltd. Sponsored ADR                                        847,888  15,397,646             0.4%
    ITC, Ltd.                                                        3,140,460  16,034,368             0.4%
    JSW Energy, Ltd.                                                   804,897   1,144,191             0.0%
    JSW Steel, Ltd.                                                    366,359   5,090,906             0.1%
*   KAYA, Ltd.                                                           2,327      38,102             0.0%
    Kotak Mahindra Bank, Ltd.                                          494,765   5,186,499             0.1%
    Larsen & Toubro, Ltd.                                              343,656   7,391,546             0.2%
    LIC Housing Finance, Ltd.                                          760,874   5,555,727             0.1%
    Lupin, Ltd.                                                        355,461  10,473,451             0.2%
    Mahindra & Mahindra Financial Services, Ltd.                       268,646     931,046             0.0%
    Mahindra & Mahindra, Ltd.                                          646,451  11,644,883             0.3%
    Marico, Ltd.                                                       374,442   2,208,393             0.1%
    Maruti Suzuki India, Ltd.                                           82,439   5,627,063             0.1%
    MAX India, Ltd.                                                     73,102     588,341             0.0%
    Motherson Sumi Systems, Ltd.                                       542,274   2,040,144             0.1%
    MRF, Ltd.                                                            2,935   1,782,979             0.0%
    National Aluminium Co., Ltd.                                       389,816     229,417             0.0%
    Nestle India, Ltd.                                                  37,106   3,511,151             0.1%
    NHPC, Ltd.                                                       2,132,607     593,159             0.0%
    NTPC, Ltd.                                                       1,548,464   3,140,271             0.1%
    Oil & Natural Gas Corp., Ltd.                                      989,305   3,735,334             0.1%
    Oil India, Ltd.                                                    221,777   1,371,116             0.0%
    Oracle Financial Services Software, Ltd.                            30,030   1,770,800             0.0%
    Page Industries, Ltd.                                                9,049   1,938,923             0.0%
    Petronet LNG, Ltd.                                                 234,560     696,880             0.0%
    Pidilite Industries, Ltd.                                          174,313   1,506,219             0.0%
    Piramal Enterprises, Ltd.                                           59,322     852,899             0.0%
    Power Finance Corp., Ltd.                                          713,068   2,603,411             0.1%
    Power Grid Corp. of India, Ltd.                                    896,116   1,757,918             0.0%
    Procter & Gamble Hygiene & Health Care, Ltd.                         9,889     920,093             0.0%
*   Reliance Communications, Ltd.                                    1,785,632   2,037,649             0.1%
    Reliance Industries, Ltd.                                        1,666,009  24,098,221             0.6%
*   Reliance Power, Ltd.                                               327,864     251,877             0.0%
    Rural Electrification Corp., Ltd.                                  663,671   2,537,173             0.1%
*   Shree Cement, Ltd.                                                  10,928   2,042,227             0.1%
    Shriram Transport Finance Co., Ltd.                                242,438   3,502,599             0.1%
    Siemens, Ltd.                                                      103,232   2,098,092             0.1%
    State Bank of India                                              1,762,546   6,374,946             0.1%
    Sun Pharmaceutical Industries, Ltd.                              1,065,601  14,463,279             0.3%
    Sun TV Network, Ltd.                                               120,543     729,151             0.0%

THE EMERGING MARKETS SERIES
CONTINUED


                                                                                               PERCENTAGE
                                                                       SHARES     VALUE++    OF NET ASSETS**
                                                                     ---------- ------------ ---------------
INDIA -- (Continued)
    Tata Consultancy Services, Ltd.                                     716,717 $ 27,377,531             0.6%
*   Tata Motors, Ltd.                                                 1,818,079   10,732,861             0.2%
*   Tata Motors, Ltd. Sponsored ADR                                      84,855    2,509,162             0.1%
    Tata Power Co., Ltd.                                              1,964,963    2,061,520             0.1%
    Tata Steel, Ltd.                                                    683,642    2,568,255             0.1%
    Tech Mahindra, Ltd.                                               1,029,386    8,463,300             0.2%
    Titan Co., Ltd.                                                     207,778    1,110,330             0.0%
    Torrent Pharmaceuticals, Ltd.                                        74,028    1,731,770             0.0%
    Ultratech Cement, Ltd.                                               50,954    2,265,447             0.1%
    United Breweries, Ltd.                                               93,274    1,339,452             0.0%
*   United Spirits, Ltd.                                                 58,173    2,790,871             0.1%
    UPL, Ltd.                                                           737,831    5,166,467             0.1%
    Vedanta, Ltd.                                                     3,139,759    4,755,112             0.1%
    Vedanta, Ltd. ADR                                                    42,052      251,471             0.0%
    Wipro, Ltd.                                                         727,518    6,334,044             0.1%
    Wockhardt, Ltd.                                                      44,985    1,030,435             0.0%
    Yes Bank, Ltd.                                                      645,249    7,432,280             0.2%
    Zee Entertainment Enterprises, Ltd.                                 769,567    4,797,379             0.1%
                                                                                ------------            ----
TOTAL INDIA                                                                      536,802,057            12.2%
                                                                                ------------            ----
INDONESIA -- (2.8%)
    Ace Hardware Indonesia Tbk PT                                     3,225,500      157,023             0.0%
    Adaro Energy Tbk PT                                              37,523,800    1,622,088             0.0%
    AKR Corporindo Tbk PT                                             1,809,000      776,985             0.0%
    Astra Agro Lestari Tbk PT                                         1,349,900    1,955,558             0.1%
    Astra International Tbk PT                                       23,646,410   10,165,086             0.2%
    Bank Central Asia Tbk PT                                         15,447,700   14,511,990             0.3%
    Bank Danamon Indonesia Tbk PT                                     5,622,079    1,130,304             0.0%
    Bank Mandiri Persero Tbk PT                                      12,324,817    7,800,006             0.2%
    Bank Negara Indonesia Persero Tbk PT                             15,282,322    5,283,007             0.1%
*   Bank Pan Indonesia Tbk PT                                         7,275,400      492,767             0.0%
    Bank Rakyat Indonesia Persero Tbk PT                             15,742,100   12,048,306             0.3%
*   Bank Tabungan Pensiunan Nasional Tbk PT                             768,500      146,777             0.0%
*   Bayan Resources Tbk PT                                               79,500       47,745             0.0%
    Bumi Serpong Damai Tbk PT                                        15,138,700    1,781,248             0.1%
    Charoen Pokphand Indonesia Tbk PT                                10,800,200    1,963,482             0.1%
    Ciputra Development Tbk PT                                       12,070,995      952,520             0.0%
    Global Mediacom Tbk PT                                           15,803,900    1,000,935             0.0%
    Gudang Garam Tbk PT                                                 738,200    2,310,683             0.1%
    Holcim Indonesia Tbk PT                                           2,182,400      166,836             0.0%
    Indo Tambangraya Megah Tbk PT                                       110,500       68,119             0.0%
    Indocement Tunggal Prakarsa Tbk PT                                1,963,900    2,568,624             0.1%
    Indofood CBP Sukses Makmur Tbk PT                                 1,728,400    1,663,179             0.0%
    Indofood Sukses Makmur Tbk PT                                    11,271,900    4,531,409             0.1%
*   Indosat Tbk PT                                                    1,720,800      526,348             0.0%
*   Japfa Comfeed Indonesia Tbk PT                                    1,739,900       55,780             0.0%
    Jasa Marga Persero Tbk PT                                         3,626,900    1,277,184             0.0%
    Kalbe Farma Tbk PT                                               32,614,300    3,396,642             0.1%
    Lippo Karawaci Tbk PT                                            40,640,200    3,527,144             0.1%
    Matahari Putra Prima Tbk PT                                         376,800       61,662             0.0%
    Mayora Indah Tbk PT                                                 862,133    1,719,454             0.1%
    Media Nusantara Citra Tbk PT                                     12,992,900    1,685,844             0.0%

THE EMERGING MARKETS SERIES
CONTINUED


                                                                                               PERCENTAGE
                                                                       SHARES     VALUE++    OF NET ASSETS**
                                                                     ---------- ------------ ---------------
INDONESIA -- (Continued)
    MNC Investama Tbk PT                                             10,619,200 $    161,893             0.0%
*   MNC Sky Vision Tbk PT                                               173,100       16,285             0.0%
    Pakuwon Jati Tbk PT                                              47,880,900    1,482,276             0.0%
*   Panasia Indo Resources Tbk PT                                        56,500        2,580             0.0%
    Pembangunan Perumahan Persero Tbk PT                              2,790,800      772,017             0.0%
    Perusahaan Gas Negara Persero Tbk PT                             13,090,800    2,859,280             0.1%
    Perusahaan Perkebunan London Sumatra Indonesia Tbk PT             1,531,100      172,633             0.0%
    Sawit Sumbermas Sarana Tbk PT                                     4,401,900      610,381             0.0%
    Semen Indonesia Persero Tbk PT                                    6,982,900    4,966,181             0.1%
    Sinar Mas Agro Resources & Technology Tbk PT                      1,116,500      382,859             0.0%
    Sumber Alfaria Trijaya Tbk PT                                       255,200       11,343             0.0%
    Summarecon Agung Tbk PT                                          20,010,500    2,025,373             0.1%
    Surya Citra Media Tbk PT                                          8,664,500    1,842,539             0.1%
    Tambang Batubara Bukit Asam Persero Tbk PT                        1,238,500      657,914             0.0%
    Telekomunikasi Indonesia Persero Tbk PT                          39,175,700    7,685,785             0.2%
#   Telekomunikasi Indonesia Persero Tbk PT Sponsored ADR                98,384    3,911,748             0.1%
*   Tower Bersama Infrastructure Tbk PT                               2,884,000    1,502,014             0.0%
*   Trada Maritime Tbk PT                                             1,271,100        4,641             0.0%
    Unilever Indonesia Tbk PT                                         2,121,800    5,717,988             0.1%
    United Tractors Tbk PT                                            4,470,896    5,882,301             0.1%
    Vale Indonesia Tbk PT                                             5,767,700      937,924             0.0%
    Waskita Karya Persero Tbk PT                                      7,079,379      837,704             0.0%
    Wijaya Karya Persero Tbk PT                                       2,900,600      620,583             0.0%
*   XL Axiata Tbk PT                                                  7,578,200    1,715,459             0.1%
                                                                                ------------             ---
TOTAL INDONESIA                                                                  130,174,436             3.0%
                                                                                ------------             ---
MALAYSIA -- (3.9%)
#   Aeon Co. M Bhd                                                      967,000      637,442             0.0%
#   Affin Holdings Bhd                                                1,192,000      662,685             0.0%
    AirAsia BHD                                                       1,516,600      520,828             0.0%
#   Alliance Financial Group Bhd                                      2,238,000    1,862,676             0.1%
    AMMB Holdings Bhd                                                 5,459,859    6,051,927             0.1%
#   Astro Malaysia Holdings Bhd                                       2,488,700    1,654,670             0.0%
#   Axiata Group Bhd                                                  3,812,314    5,462,410             0.1%
    Batu Kawan Bhd                                                      105,400      429,252             0.0%
    Berjaya Land Bhd                                                     95,000       15,441             0.0%
    Berjaya Sports Toto Bhd                                             878,405      653,782             0.0%
#   BIMB Holdings Bhd                                                 1,103,555    1,053,399             0.0%
    Boustead Holdings Bhd                                               426,586      400,356             0.0%
#   British American Tobacco Malaysia Bhd                               206,400    2,966,306             0.1%
#*  Bumi Armada Bhd                                                   3,800,200      856,445             0.0%
#   Bursa Malaysia Bhd                                                  394,500      778,533             0.0%
#   Cahya Mata Sarawak Bhd                                              669,400      825,315             0.0%
    Carlsberg Brewery Malaysia Bhd Class B                               75,200      217,297             0.0%
#   CIMB Group Holdings Bhd                                           7,123,613    7,631,612             0.2%
#   Dialog Group Bhd                                                  4,106,118    1,525,261             0.0%
#   DiGi.Com Bhd                                                      5,805,020    7,102,241             0.2%
    DRB-Hicom Bhd                                                       855,500      266,633             0.0%
    Fraser & Neave Holdings Bhd                                          70,600      296,734             0.0%
#   Gamuda Bhd                                                        2,291,200    2,399,102             0.1%
#   Genting Bhd                                                       3,690,300    6,361,259             0.2%
#   Genting Malaysia Bhd                                              4,591,200    4,591,366             0.1%

THE EMERGING MARKETS SERIES
CONTINUED


                                                                                               PERCENTAGE
                                                                       SHARES     VALUE++    OF NET ASSETS**
                                                                     ---------- ------------ ---------------
MALAYSIA -- (Continued)
#   Genting Plantations Bhd                                             325,000 $    809,695             0.0%
    Guinness Anchor Bhd                                                 174,100      578,932             0.0%
#   HAP Seng Consolidated Bhd                                         1,066,700    1,500,619             0.0%
#   Hartalega Holdings Bhd                                              998,400    1,210,695             0.0%
#   Hong Leong Bank Bhd                                               1,055,660    3,427,589             0.1%
#   Hong Leong Financial Group Bhd                                      632,829    2,080,144             0.1%
#   IHH Healthcare Bhd                                                2,419,700    3,555,664             0.1%
#   IJM Corp. Bhd                                                     7,006,462    5,410,404             0.1%
#   IOI Corp. Bhd                                                     4,711,405    4,664,658             0.1%
    IOI Properties Group Bhd                                          2,271,643    1,065,735             0.0%
    KPJ Healthcare Bhd                                                    9,850        9,788             0.0%
#   Kuala Lumpur Kepong Bhd                                             504,800    2,674,387             0.1%
#   Kulim Malaysia BHD                                                  548,200      424,250             0.0%
#   Lafarge Malaysia Bhd                                                635,180    1,345,315             0.0%
    LPI Capital Bhd                                                      25,950       90,028             0.0%
    Magnum Bhd                                                          486,300      304,261             0.0%
#   Malayan Banking Bhd                                               5,641,813   10,815,781             0.3%
#   Malaysia Airports Holdings Bhd                                    1,320,641    1,625,742             0.0%
#   Maxis Bhd                                                         2,881,400    4,414,137             0.1%
#   MISC Bhd                                                          2,038,198    4,276,579             0.1%
#   MMC Corp. Bhd                                                     1,934,000    1,004,071             0.0%
    Nestle Malaysia Bhd                                                 122,100    2,054,691             0.1%
    Oriental Holdings Bhd                                                39,700       64,805             0.0%
    Petronas Chemicals Group Bhd                                      3,523,200    5,194,612             0.1%
#   Petronas Dagangan Bhd                                               367,500    1,925,458             0.1%
#   Petronas Gas Bhd                                                    890,500    4,758,475             0.1%
#   PPB Group Bhd                                                       865,800    3,108,467             0.1%
#   Public Bank Bhd                                                   3,537,614   14,872,843             0.3%
#   QL Resources Bhd                                                    630,900      592,160             0.0%
#   RHB Capital Bhd                                                   1,409,179    1,998,388             0.1%
#   Sapurakencana Petroleum Bhd                                      10,002,100    4,902,687             0.1%
*   Shell Refining Co. Federation of Malaya Bhd                          28,900       38,163             0.0%
#   Sime Darby Bhd                                                    3,436,329    6,673,301             0.2%
    SP Setia Bhd Group                                                  988,680      759,052             0.0%
#   Sunway Bhd                                                        1,710,000    1,232,456             0.0%
*   Sunway Construction Group Bhd                                       182,400       55,176             0.0%
#   Telekom Malaysia Bhd                                              1,435,664    2,227,062             0.1%
    Tenaga Nasional Bhd                                               4,375,250   12,860,097             0.3%
    UEM Sunrise Bhd                                                   2,331,937      677,510             0.0%
#   UMW Holdings Bhd                                                  1,571,566    2,996,799             0.1%
#   UMW Oil & Gas Corp. Bhd                                              30,400        8,550             0.0%
    United Plantations Bhd                                               61,000      375,906             0.0%
#   Westports Holdings Bhd                                            1,454,000    1,452,334             0.0%
#   YTL Corp. Bhd                                                    16,022,786    5,626,810             0.1%
#   YTL Power International Bhd                                       3,177,547    1,115,927             0.0%
                                                                                ------------             ---
TOTAL MALAYSIA                                                                   182,083,175             4.1%
                                                                                ------------             ---
MEXICO -- (5.7%)
    Alfa S.A.B. de C.V. Class A                                       7,756,508   16,078,584             0.4%
    America Movil S.A.B. de C.V. Series L                            46,329,297   41,230,713             0.9%
    America Movil S.A.B. de C.V. Series L ADR                            22,528      401,224             0.0%
    Arca Continental S.A.B. de C.V.                                     677,401    4,327,004             0.1%

THE EMERGING MARKETS SERIES
CONTINUED


                                                                                               PERCENTAGE
                                                                       SHARES     VALUE++    OF NET ASSETS**
                                                                     ---------- ------------ ---------------
MEXICO -- (Continued)
*   Cemex S.A.B. de C.V.                                             10,342,714 $  6,549,588             0.2%
*   Cemex S.A.B. de C.V. Sponsored ADR                                1,626,890   10,265,674             0.2%
    Coca-Cola Femsa S.A.B. de C.V. Series L                             501,202    3,845,083             0.1%
    Coca-Cola Femsa S.A.B. de C.V. Sponsored ADR                         35,116    2,692,695             0.1%
    Controladora Comercial Mexicana S.A.B. de C.V.                      758,975    2,220,252             0.1%
*   Corp. Interamericana de Entretenimiento S.A.B. de C.V. Class B        8,726        6,540             0.0%
    El Puerto de Liverpool S.A.B. de C.V.                               185,660    2,586,548             0.1%
    Fomento Economico Mexicano S.A.B. de C.V.                         1,793,669   17,701,267             0.4%
    Fomento Economico Mexicano S.A.B. de C.V. Sponsored ADR              38,856    3,850,241             0.1%
#   Gruma S.A.B. de C.V. Class B                                        390,881    5,998,882             0.1%
    Grupo Aeroportuario del Pacifico S.A.B. de C.V. ADR                  13,041    1,187,644             0.0%
    Grupo Aeroportuario del Pacifico S.A.B. de C.V. Class B             366,328    3,304,044             0.1%
    Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR                   32,268    4,993,150             0.1%
*   Grupo Bimbo S.A.B. de C.V. Series A                               2,061,475    5,829,559             0.1%
    Grupo Carso S.A.B. de C.V. Series A1                                859,766    3,847,601             0.1%
    Grupo Elektra S.A.B. de C.V.                                         47,183      939,787             0.0%
    Grupo Financiero Banorte S.A.B. de C.V.                           5,018,245   26,865,769             0.6%
    Grupo Financiero Inbursa S.A.B. de C.V.                           3,225,708    6,463,992             0.2%
    Grupo Financiero Santander Mexico S.A.B. de C.V. Class B          3,265,943    6,000,882             0.1%
    Grupo Financiero Santander Mexico S.A.B. de C.V. Class B ADR         84,444      772,663             0.0%
    Grupo Mexico S.A.B. de C.V. Series B                              6,016,393   14,664,179             0.3%
*   Grupo Qumma SA de C.V. Series B                                       1,591           --             0.0%
    Grupo Sanborns S.A.B. de C.V.                                        28,885       50,713             0.0%
    Grupo Televisa S.A.B. Series CPO                                  3,235,650   18,832,737             0.4%
    Grupo Televisa S.A.B. Sponsored ADR                                 132,800    3,869,792             0.1%
#*  Impulsora del Desarrollo y El Empleo en America Latina S.A.B.
      de C.V.                                                         2,362,916    4,327,344             0.1%
    Industrias Penoles S.A.B. de C.V.                                   213,972    2,834,470             0.1%
#   Infraestructura Energetica Nova S.A.B. de C.V.                      401,597    1,930,208             0.1%
    Kimberly-Clark de Mexico S.A.B. de C.V. Class A                   2,348,560    5,620,517             0.1%
    Megacable Holdings S.A.B. de C.V.                                    89,863      342,471             0.0%
    Mexichem S.A.B. de C.V.                                           2,263,855    5,889,274             0.1%
#*  Minera Frisco S.A.B. de C.V.                                        451,071      238,947             0.0%
*   OHL Mexico S.A.B. de C.V.                                           697,210      921,436             0.0%
#*  Organizacion Soriana S.A.B. de C.V. Class B                       1,102,476    2,648,431             0.1%
*   Promotora y Operadora de Infraestructura S.A.B. de C.V.             315,937    3,972,117             0.1%
*   Savia SA Class A                                                    120,000           --             0.0%
    Wal-Mart de Mexico S.A.B. de C.V.                                 7,054,235   18,684,255             0.4%
                                                                                ------------             ---
TOTAL MEXICO                                                                     262,786,277             6.0%
                                                                                ------------             ---
PERU -- (0.2%)
    Cementos Pacasmayo SAA ADR                                            6,659       43,417             0.0%
    Cia de Minas Buenaventura SAA ADR                                   139,674      895,310             0.0%
    Credicorp, Ltd.                                                      75,529    8,548,372             0.2%
    Grana y Montero SAA Sponsored ADR                                    62,484      256,809             0.0%
                                                                                ------------             ---
TOTAL PERU                                                                         9,743,908             0.2%
                                                                                ------------             ---
PHILIPPINES -- (1.9%)
    Aboitiz Equity Ventures, Inc.                                     2,371,880    2,831,130             0.1%
    Aboitiz Power Corp.                                               2,462,500    2,207,918             0.0%
    Alliance Global Group, Inc.                                       7,646,700    2,967,960             0.1%
    Ayala Corp.                                                         284,537    4,733,906             0.1%
    Ayala Land, Inc.                                                  8,932,718    6,821,923             0.1%

THE EMERGING MARKETS SERIES
CONTINUED


                                                                                              PERCENTAGE
                                                                       SHARES     VALUE++   OF NET ASSETS**
                                                                     ---------- ----------- ---------------
PHILIPPINES -- (Continued)
    Bank of the Philippine Islands                                    1,601,353 $ 2,888,876             0.1%
    BDO Unibank, Inc.                                                 2,836,401   6,148,307             0.1%
    DMCI Holdings, Inc.                                               9,941,400   2,634,156             0.1%
    Emperador, Inc.                                                   1,655,600     293,077             0.0%
    Energy Development Corp.                                         26,284,600   3,714,382             0.1%
    First Gen Corp.                                                      85,800      46,291             0.0%
*   Fwbc Holdings, Inc.                                               2,006,957          --             0.0%
    Globe Telecom, Inc.                                                  52,815   2,564,756             0.1%
    GT Capital Holdings, Inc.                                           139,050   3,898,151             0.1%
    International Container Terminal Services, Inc.                   1,217,060   2,143,603             0.0%
    JG Summit Holdings, Inc.                                          1,294,320   1,968,130             0.0%
    Jollibee Foods Corp.                                                600,740   2,637,664             0.1%
    LT Group, Inc.                                                    3,607,700     961,772             0.0%
    Manila Electric Co.                                                 317,750   2,203,482             0.0%
    Megaworld Corp.                                                  27,294,800   2,728,896             0.1%
    Metro Pacific Investments Corp.                                  24,178,700   2,687,362             0.1%
    Metropolitan Bank & Trust Co.                                       787,095   1,427,748             0.0%
    Philippine Long Distance Telephone Co.                               90,610   4,247,773             0.1%
    Philippine Long Distance Telephone Co. Sponsored ADR                 50,043   2,373,039             0.1%
*   Philippine National Bank                                            435,098     491,954             0.0%
    Puregold Price Club, Inc.                                         1,348,200   1,036,684             0.0%
    Robinsons Land Corp.                                              3,790,900   2,475,634             0.1%
    Robinsons Retail Holdings, Inc.                                     360,960     592,053             0.0%
    San Miguel Corp.                                                  1,065,000   1,090,869             0.0%
    Security Bank Corp.                                                  18,140      54,915             0.0%
    Semirara Mining and Power Corp.                                     503,180   1,438,423             0.0%
    SM Investments Corp.                                                195,392   3,644,134             0.1%
    SM Prime Holdings, Inc.                                           8,955,410   4,119,387             0.1%
*   Top Frontier Investment Holdings, Inc.                               42,789      96,314             0.0%
    Universal Robina Corp.                                            1,282,840   5,491,384             0.1%
                                                                                -----------             ---
TOTAL PHILIPPINES                                                                85,662,053             1.9%
                                                                                -----------             ---
POLAND -- (1.7%)
*   Alior Bank SA                                                        68,031   1,429,512             0.0%
    Bank Handlowy w Warszawie SA                                         46,164     938,636             0.0%
#*  Bank Millennium SA                                                  798,457   1,264,465             0.0%
    Bank Pekao SA                                                       118,290   4,600,012             0.1%
#*  Bank Zachodni WBK SA                                                 55,352   4,461,667             0.1%
    CCC SA                                                               25,137   1,097,473             0.0%
*   Cyfrowy Polsat SA                                                   393,451   2,535,024             0.1%
    Enea SA                                                             310,769   1,030,635             0.0%
    Energa SA                                                           214,565     916,058             0.0%
    Eurocash SA                                                         112,176   1,513,818             0.0%
*   Getin Noble Bank SA                                                 416,666      86,223             0.0%
*   Grupa Azoty SA                                                       78,276   1,862,011             0.1%
*   Grupa Lotos SA                                                      137,497   1,012,692             0.0%
    ING Bank Slaski SA                                                   38,312   1,199,975             0.0%
    KGHM Polska Miedz SA                                                408,675   9,487,841             0.2%
#   LPP SA                                                                1,443   2,721,131             0.1%
#*  mBank SA                                                             22,385   2,100,624             0.1%
    Orange Polska SA                                                  1,007,050   1,850,215             0.1%
    PGE Polska Grupa Energetyczna SA                                  2,185,675   8,135,593             0.2%

THE EMERGING MARKETS SERIES
CONTINUED


                                                                                             PERCENTAGE
                                                                      SHARES     VALUE++   OF NET ASSETS**
                                                                     --------- ----------- ---------------
POLAND -- (Continued)
#   Polski Koncern Naftowy Orlen SA                                    649,675 $10,539,973             0.2%
    Polskie Gornictwo Naftowe i Gazownictwo SA                       1,984,936   3,516,740             0.1%
*   Powszechna Kasa Oszczednosci Bank Polski SA                        964,323   7,141,820             0.2%
    Powszechny Zaklad Ubezpieczen SA                                    75,663   7,346,805             0.2%
    Synthos SA                                                         712,436     679,580             0.0%
    Tauron Polska Energia SA                                         2,120,002   1,662,137             0.0%
                                                                               -----------             ---
TOTAL POLAND                                                                    79,130,660             1.8%
                                                                               -----------             ---
RUSSIA -- (1.7%)
    Eurasia Drilling Co., Ltd. GDR                                     115,795   1,317,104             0.0%
    Gazprom PAO Sponsored ADR                                        5,214,789  21,976,852             0.5%
*   LUKOIL PJSC                                                        283,205  10,287,599             0.2%
    Magnitogorsk Iron & Steel Works OJSC GDR                           165,641     815,219             0.0%
*   Mail.ru Group, Ltd. GDR                                             38,801     754,267             0.0%
    MegaFon PJSC GDR                                                    37,984     489,225             0.0%
    MMC Norilsk Nickel PJSC ADR                                        374,851   5,551,413             0.1%
    Novolipetsk Steel OJSC GDR                                          92,776   1,137,684             0.0%
    O'Key Group SA GDR                                                  21,618      45,217             0.0%
    Phosagro OAO GDR                                                    51,527     694,753             0.0%
    Rosneft OAO GDR                                                    833,683   3,323,891             0.1%
    Rostelecom PJSC Sponsored ADR                                       68,943     604,427             0.0%
    RusHydro PJSC ADR                                                1,394,873   1,350,155             0.0%
    Sberbank PAO Sponsored ADR                                       2,260,932  13,807,279             0.3%
    Severstal PAO GDR                                                  216,701   2,542,540             0.1%
    Tatneft PAO Sponsored ADR                                          266,980   8,233,267             0.2%
    TMK PAO GDR                                                         29,680     110,824             0.0%
    VimpelCom, Ltd. Sponsored ADR                                      572,543   2,164,213             0.1%
    VTB Bank PJSC GDR                                                1,603,697   3,511,327             0.1%
*   X5 Retail Group NV GDR                                              81,719   1,688,961             0.1%
                                                                               -----------             ---
TOTAL RUSSIA                                                                    80,406,217             1.8%
                                                                               -----------             ---
SOUTH AFRICA -- (7.9%)
#*  African Bank Investments, Ltd.                                     709,671       2,979             0.0%
*   Anglo American Platinum, Ltd.                                      128,669   2,250,506             0.1%
*   AngloGold Ashanti, Ltd. Sponsored ADR                            1,494,988  12,617,699             0.3%
    Aspen Pharmacare Holdings, Ltd.                                    471,388  10,567,134             0.2%
    AVI, Ltd.                                                          280,677   1,785,569             0.0%
    Barclays Africa Group, Ltd.                                        740,277   9,487,274             0.2%
    Bidvest Group, Ltd. (The)                                          648,157  16,556,883             0.4%
*   Brait SE                                                            13,717     157,065             0.0%
    Capitec Bank Holdings, Ltd.                                         74,284   3,208,949             0.1%
    Coronation Fund Managers, Ltd.                                     291,608   1,536,828             0.0%
    Discovery, Ltd.                                                    601,454   6,422,113             0.2%
    Distell Group, Ltd.                                                 55,989     719,782             0.0%
#   Exxaro Resources, Ltd.                                             188,461     779,983             0.0%
#   FirstRand, Ltd.                                                  4,702,056  17,229,920             0.4%
    Foschini Group, Ltd. (The)                                         501,975   5,121,212             0.1%
    Gold Fields, Ltd. Sponsored ADR                                  2,067,140   5,229,864             0.1%
*   Impala Platinum Holdings, Ltd.                                     729,925   1,990,625             0.1%
    Imperial Holdings, Ltd.                                            618,348   8,048,836             0.2%
    Investec, Ltd.                                                     593,918   4,913,532             0.1%
#   Kumba Iron Ore, Ltd.                                               105,932     457,304             0.0%

THE EMERGING MARKETS SERIES
CONTINUED


                                                                                              PERCENTAGE
                                                                      SHARES     VALUE++    OF NET ASSETS**
                                                                     --------- ------------ ---------------
SOUTH AFRICA -- (Continued)
    Liberty Holdings, Ltd.                                             433,968 $  4,243,262             0.1%
    Life Healthcare Group Holdings, Ltd.                             2,101,270    5,856,852             0.1%
    Massmart Holdings, Ltd.                                            160,469    1,329,288             0.0%
    Mediclinic International, Ltd.                                     812,963    7,135,710             0.2%
    MMI Holdings, Ltd.                                               2,613,393    4,742,381             0.1%
    Mondi, Ltd.                                                        243,323    5,653,700             0.1%
*   Mr. Price Group, Ltd.                                              356,728    5,477,614             0.1%
#   MTN Group, Ltd.                                                  2,516,919   28,654,142             0.7%
    Naspers, Ltd. Class N                                              355,437   51,891,806             1.2%
    Nedbank Group, Ltd.                                                468,779    7,792,518             0.2%
    Netcare, Ltd.                                                    2,226,268    6,330,831             0.2%
    Pick n Pay Stores, Ltd.                                            389,854    1,884,995             0.0%
    Pioneer Foods Group, Ltd.                                          173,026    2,478,896             0.1%
    PSG Group, Ltd.                                                    111,066    2,141,656             0.1%
    Sanlam, Ltd.                                                     2,900,955   13,105,720             0.3%
    Santam, Ltd.                                                        27,273      439,300             0.0%
*   Sappi, Ltd.                                                         30,064      118,630             0.0%
    Sasol, Ltd.                                                        130,693    4,187,622             0.1%
    Sasol, Ltd. Sponsored ADR                                          736,675   23,691,468             0.5%
    Shoprite Holdings, Ltd.                                            877,018    9,113,665             0.2%
    Spar Group, Ltd. (The)                                             185,492    2,662,623             0.1%
    Standard Bank Group, Ltd.                                        1,835,594   19,072,052             0.4%
#   Steinhoff International Holdings, Ltd.                           3,065,957   18,743,536             0.4%
#   Telkom SA SOC, Ltd.                                                673,395    3,536,125             0.1%
    Tiger Brands, Ltd.                                                 227,557    5,202,832             0.1%
#   Truworths International, Ltd.                                      911,524    6,167,212             0.1%
    Tsogo Sun Holdings, Ltd.                                           311,671      557,888             0.0%
    Vodacom Group, Ltd.                                                520,334    5,620,193             0.1%
    Woolworths Holdings, Ltd.                                        1,348,819    9,979,368             0.2%
                                                                               ------------             ---
TOTAL SOUTH AFRICA                                                              366,895,942             8.3%
                                                                               ------------             ---
SOUTH KOREA -- (15.2%)
#   Amorepacific Corp.                                                  38,725   12,782,905             0.3%
    AMOREPACIFIC Group                                                  35,323    4,968,232             0.1%
    BNK Financial Group, Inc.                                          474,547    5,810,257             0.1%
#*  Celltrion, Inc.                                                     63,129    4,244,926             0.1%
#*  Cheil Worldwide, Inc.                                               73,456    1,283,663             0.0%
#   CJ CGV Co., Ltd.                                                    16,235    1,474,928             0.0%
    CJ CheilJedang Corp.                                                16,081    4,924,906             0.1%
#   CJ Corp.                                                            27,709    5,817,882             0.1%
*   CJ E&M Corp.                                                        19,443    1,420,918             0.0%
*   CJ Korea Express Co., Ltd.                                           6,080    1,037,796             0.0%
#*  Com2uSCorp                                                           8,809      885,979             0.0%
#   Cosmax, Inc.                                                         8,483    1,424,630             0.0%
    Coway Co., Ltd.                                                     70,382    5,243,692             0.1%
    Daelim Industrial Co., Ltd.                                         51,830    3,383,763             0.1%
#*  Daewoo Engineering & Construction Co., Ltd.                        133,508      758,630             0.0%
#   Daewoo International Corp.                                          68,720    1,196,694             0.0%
    Daewoo Securities Co., Ltd.                                        229,568    2,215,037             0.1%
#   Daewoo Shipbuilding & Marine Engineering Co., Ltd.                 165,407      999,807             0.0%
    DGB Financial Group, Inc.                                          246,269    2,284,372             0.1%
#   Dongbu Insurance Co., Ltd.                                         103,732    6,220,685             0.1%

THE EMERGING MARKETS SERIES
CONTINUED


                                                                                           PERCENTAGE
                                                                     SHARES    VALUE++   OF NET ASSETS**
                                                                     ------- ----------- ---------------
SOUTH KOREA -- (Continued)
#   Dongsuh Cos Inc.                                                  21,475 $   635,021             0.0%
#   Dongwon F&B Co., Ltd.                                                706     232,765             0.0%
    Dongwon Systems Corp.                                              2,204     152,990             0.0%
#   Doosan Corp.                                                      23,998   2,320,156             0.1%
#   Doosan Heavy Industries & Construction Co., Ltd.                 115,996   2,087,546             0.1%
#*  Doosan Infracore Co., Ltd.                                       266,467   1,455,978             0.0%
    E-MART, Inc.                                                      24,680   4,591,136             0.1%
#   Grand Korea Leisure Co., Ltd.                                     38,572   1,072,248             0.0%
    Green Cross Corp.                                                  3,906     619,120             0.0%
#   Green Cross Holdings Corp.                                        18,294     655,990             0.0%
#*  GS Engineering & Construction Corp.                               78,050   1,586,507             0.0%
    GS Holdings Corp.                                                 87,075   3,824,767             0.1%
    GS retail Co., Ltd.                                               21,329   1,075,048             0.0%
    Hana Financial Group, Inc.                                       502,186  12,212,653             0.3%
#   Hana Tour Service, Inc.                                            9,469   1,043,218             0.0%
#   Hanjin Kal Corp.                                                  14,767     280,999             0.0%
#*  Hanjin Shipping Co., Ltd.                                         41,739     183,288             0.0%
    Hankook Tire Co., Ltd.                                           183,771   7,025,359             0.2%
#*  Hanmi Pharm Co., Ltd.                                              2,628   1,185,240             0.0%
#*  Hanmi Science Co., Ltd.                                            7,251     829,778             0.0%
    Hanon Systems                                                     37,825   1,487,406             0.0%
#   Hansae Co., Ltd.                                                  20,705   1,017,425             0.0%
#   Hanssem Co., Ltd.                                                 12,225   2,498,237             0.1%
    Hanwha Chemical Corp.                                            139,736   2,707,529             0.1%
    Hanwha Corp.                                                      91,320   2,994,511             0.1%
    Hanwha Life Insurance Co., Ltd.                                  405,343   3,015,090             0.1%
#*  Hanwha Techwin Co., Ltd.                                          38,062   1,238,224             0.0%
#   Hite Jinro Co., Ltd.                                              33,704     675,845             0.0%
#   Hotel Shilla Co., Ltd.                                            38,111   3,663,504             0.1%
    Hyosung Corp.                                                     58,732   5,996,928             0.1%
    Hyundai Department Store Co., Ltd.                                23,924   2,626,162             0.1%
#   Hyundai Development Co-Engineering & Construction                 52,307   2,100,733             0.1%
#*  Hyundai Elevator Co., Ltd.                                        10,664     489,232             0.0%
    Hyundai Engineering & Construction Co., Ltd.                     140,523   4,237,067             0.1%
#   Hyundai Glovis Co., Ltd.                                          23,344   4,011,976             0.1%
#   Hyundai Greenfood Co., Ltd.                                       44,457     929,177             0.0%
#*  Hyundai Heavy Industries Co., Ltd.                                68,236   5,667,228             0.1%
    Hyundai Marine & Fire Insurance Co., Ltd.                        158,591   4,722,456             0.1%
    Hyundai Mobis Co., Ltd.                                           57,294  12,044,926             0.3%
    Hyundai Motor Co.                                                175,874  24,023,437             0.6%
#*  Hyundai Rotem Co., Ltd.                                           26,341     374,824             0.0%
#   Hyundai Securities Co., Ltd.                                     239,516   1,444,491             0.0%
    Hyundai Steel Co.                                                164,371   7,483,793             0.2%
#   Hyundai Wia Corp.                                                 26,227   3,062,368             0.1%
    Industrial Bank of Korea                                         518,970   6,352,604             0.2%
    IS Dongseo Co., Ltd.                                              12,461     465,826             0.0%
    Kakao Corp.                                                       13,040   1,296,265             0.0%
    Kangwon Land, Inc.                                                95,731   3,548,608             0.1%
    KB Financial Group, Inc.                                         347,154  10,998,310             0.3%
    KB Financial Group, Inc. ADR                                     103,883   3,275,431             0.1%
#   KB Insurance Co., Ltd.                                            65,189   1,515,042             0.0%
#   KCC Corp.                                                          7,792   2,779,983             0.1%

THE EMERGING MARKETS SERIES
CONTINUED


                                                                                           PERCENTAGE
                                                                     SHARES    VALUE++   OF NET ASSETS**
                                                                     ------- ----------- ---------------
SOUTH KOREA -- (Continued)
    KEPCO Plant Service & Engineering Co., Ltd.                       27,560 $ 2,510,128             0.1%
    Kia Motors Corp.                                                 293,465  14,324,640             0.3%
#   Kolon Industries, Inc.                                            11,973     650,475             0.0%
    Korea Aerospace Industries, Ltd.                                  38,065   2,993,743             0.1%
    Korea Electric Power Corp.                                       220,479   9,926,970             0.2%
    Korea Electric Power Corp. Sponsored ADR                          79,658   1,784,339             0.0%
    Korea Gas Corp.                                                   40,921   1,523,652             0.0%
    Korea Investment Holdings Co., Ltd.                               55,573   2,958,800             0.1%
#   Korea Kolmar Co., Ltd.                                            17,594   1,379,843             0.0%
    Korea Zinc Co., Ltd.                                               7,147   2,970,073             0.1%
*   Korean Air Lines Co., Ltd.                                        93,709   2,531,457             0.1%
    Korean Reinsurance Co.                                             9,477     112,986             0.0%
*   KT Corp.                                                          68,477   1,773,942             0.0%
#*  KT Corp. Sponsored ADR                                           118,089   1,549,328             0.0%
    KT&G Corp.                                                       132,438  13,232,797             0.3%
#   Kumho Petrochemical Co., Ltd.                                     20,929   1,061,258             0.0%
*   Kwangju Bank                                                      26,713     190,414             0.0%
    LG Chem, Ltd.                                                     42,069  11,183,670             0.3%
    LG Corp.                                                         126,493   7,319,113             0.2%
#   LG Display Co., Ltd.                                             363,272   6,901,117             0.2%
    LG Display Co., Ltd. ADR                                         808,137   7,677,302             0.2%
#   LG Electronics, Inc.                                             319,599  13,721,044             0.3%
#   LG Household & Health Care, Ltd.                                  11,853   9,808,038             0.2%
#   LG Innotek Co., Ltd.                                              35,915   2,904,033             0.1%
    LG Uplus Corp.                                                   539,707   5,172,666             0.1%
#   Loen Entertainment, Inc.                                           7,273     497,913             0.0%
    Lotte Chemical Corp.                                              15,734   3,303,331             0.1%
    Lotte Chilsung Beverage Co., Ltd.                                    684   1,339,441             0.0%
    Lotte Confectionery Co., Ltd.                                        362     631,493             0.0%
    LOTTE Himart Co., Ltd.                                             2,799     142,758             0.0%
    Lotte Shopping Co., Ltd.                                          17,857   3,617,831             0.1%
#   LS Corp.                                                          21,498     726,006             0.0%
    LS Industrial Systems Co., Ltd.                                    6,817     296,337             0.0%
    Macquarie Korea Infrastructure Fund                              447,213   3,137,603             0.1%
    Mando Corp.                                                        9,354   1,216,890             0.0%
#   Medy-Tox, Inc.                                                     5,027   2,134,840             0.1%
    Meritz Finance Group, Inc.                                        34,705     445,648             0.0%
#   Meritz Fire & Marine Insurance Co., Ltd.                          54,827     773,882             0.0%
#   Meritz Securities Co., Ltd.                                      206,737     919,569             0.0%
#   Mirae Asset Securities Co., Ltd.                                  36,966     824,730             0.0%
#*  Muhak Co., Ltd.                                                    9,957     419,077             0.0%
#   NAVER Corp.                                                       33,801  17,748,056             0.4%
    NCSoft Corp.                                                      12,200   2,023,035             0.1%
#   NH Investment & Securities Co., Ltd.                             176,033   1,546,662             0.0%
#   NongShim Co., Ltd.                                                 3,742   1,209,291             0.0%
#   OCI Co., Ltd.                                                     33,427   2,397,041             0.1%
    Orion Corp.                                                        4,535   3,812,792             0.1%
#   Ottogi Corp.                                                         973     893,776             0.0%
#*  Paradise Co., Ltd.                                                26,633     502,279             0.0%
#   POSCO                                                             49,750   8,000,340             0.2%
    POSCO ADR                                                         87,705   3,510,831             0.1%
    S-1 Corp.                                                         14,503   1,259,223             0.0%

THE EMERGING MARKETS SERIES
CONTINUED


                                                                                               PERCENTAGE
                                                                       SHARES     VALUE++    OF NET ASSETS**
                                                                     ---------- ------------ ---------------
SOUTH KOREA -- (Continued)
#   S-Oil Corp.                                                          52,028 $  3,111,637             0.1%
#   Samlip General Foods Co., Ltd.                                        2,676      659,694             0.0%
*   Samsung C&T Corp.                                                    43,806    5,911,912             0.1%
    Samsung Card Co., Ltd.                                               41,989    1,418,881             0.0%
#   Samsung Electro-Mechanics Co., Ltd.                                  94,120    5,356,553             0.1%
    Samsung Electronics Co., Ltd.                                        97,289  116,690,919             2.7%
    Samsung Electronics Co., Ltd. GDR                                    52,509   31,372,488             0.7%
*   Samsung Engineering Co., Ltd.                                        20,417      324,018             0.0%
    Samsung Fire & Marine Insurance Co., Ltd.                            48,145   13,502,420             0.3%
#   Samsung Heavy Industries Co., Ltd.                                  296,549    3,440,521             0.1%
    Samsung Life Insurance Co., Ltd.                                     68,654    6,554,959             0.2%
#   Samsung SDI Co., Ltd.                                                72,952    6,790,590             0.2%
#   Samsung Securities Co., Ltd.                                         55,168    2,320,798             0.1%
    Samyang Holdings Corp.                                                3,274      458,439             0.0%
#*  Sansung Life & Science Co., Ltd.                                     13,680      450,332             0.0%
#   Shinhan Financial Group Co., Ltd.                                   347,482   13,261,734             0.3%
    Shinhan Financial Group Co., Ltd. ADR                                86,082    3,301,245             0.1%
    Shinsegae Co., Ltd.                                                   8,850    1,800,740             0.0%
#   SK Chemicals Co., Ltd.                                                9,179      542,097             0.0%
    SK Holdings Co., Ltd.                                                64,669   15,116,455             0.4%
    SK Hynix, Inc.                                                      705,494   18,880,589             0.4%
*   SK Innovation Co., Ltd.                                             105,755   10,965,573             0.3%
#   SK Networks Co., Ltd.                                               173,269    1,074,811             0.0%
    SK Telecom Co., Ltd.                                                  9,917    2,100,046             0.1%
    Woori Bank                                                          572,094    4,962,661             0.1%
    Woori Bank Sponsored ADR                                              1,026       26,614             0.0%
#   Young Poong Corp.                                                       416      456,792             0.0%
#   Youngone Corp.                                                       20,576      862,418             0.0%
    Yuhan Corp.                                                           4,547    1,126,183             0.0%
                                                                                ------------            ----
TOTAL SOUTH KOREA                                                                702,528,769            16.0%
                                                                                ------------            ----
TAIWAN -- (14.3%)
#*  Acer, Inc.                                                        5,322,811    2,256,781             0.1%
#   Advanced Semiconductor Engineering, Inc.                         13,107,929   15,132,511             0.4%
    Advantech Co., Ltd.                                                 400,254    2,866,493             0.1%
#   Airtac International Group                                          122,850      637,081             0.0%
#   Asia Cement Corp.                                                 4,199,758    4,361,929             0.1%
#   Asustek Computer, Inc.                                            1,168,180   10,454,500             0.2%
#   AU Optronics Corp.                                               24,425,873    7,185,027             0.2%
    AU Optronics Corp. Sponsored ADR                                    326,626      943,949             0.0%
#   Casetek Holdings, Ltd.                                              313,000    1,370,137             0.0%
#   Catcher Technology Co., Ltd.                                        996,429    9,778,974             0.2%
    Cathay Financial Holding Co., Ltd.                                7,638,450   10,880,170             0.3%
    Cathay Real Estate Development Co., Ltd.                            797,000      344,003             0.0%
    Chailease Holding Co., Ltd.                                       1,480,840    2,827,042             0.1%
#   Chang Hwa Commercial Bank, Ltd.                                   8,362,160    4,340,435             0.1%
#   Cheng Shin Rubber Industry Co., Ltd.                              2,462,965    4,459,454             0.1%
    Cheng Uei Precision Industry Co., Ltd.                              384,109      561,141             0.0%
    Chicony Electronics Co., Ltd.                                       996,570    2,371,915             0.1%
*   China Airlines, Ltd.                                              8,589,536    3,074,915             0.1%
    China Development Financial Holding Corp.                        24,213,121    6,505,741             0.2%
    China Life Insurance Co., Ltd.                                    5,476,293    4,518,578             0.1%

THE EMERGING MARKETS SERIES
CONTINUED


                                                                                              PERCENTAGE
                                                                       SHARES     VALUE++   OF NET ASSETS**
                                                                     ---------- ----------- ---------------
TAIWAN -- (Continued)
#   China Motor Corp.                                                   649,000 $   458,765             0.0%
*   China Petrochemical Development Corp.                               145,613      37,046             0.0%
#   China Steel Chemical Corp.                                          135,000     510,833             0.0%
#   China Steel Corp.                                                13,862,932   8,379,435             0.2%
    Chinatrust Financial Holding Co., Ltd.                           17,409,977   9,538,164             0.2%
#   Chipbond Technology Corp.                                         1,370,000   1,949,718             0.1%
    ChipMOS TECHNOLOGIES, Inc.                                           21,000      20,912             0.0%
    Chroma ATE, Inc.                                                     43,000      76,645             0.0%
    Chunghwa Telecom Co., Ltd.                                        1,559,000   4,776,557             0.1%
#   Chunghwa Telecom Co., Ltd. ADR                                      246,757   7,560,634             0.2%
    Clevo Co.                                                           560,075     603,603             0.0%
    Compal Electronics, Inc.                                          9,554,541   5,942,258             0.1%
    CTCI Corp.                                                          829,000   1,079,223             0.0%
    Cub Elecparts, Inc.                                                   4,000      50,149             0.0%
#   Delta Electronics, Inc.                                           2,230,366  11,340,486             0.3%
    E.Sun Financial Holding Co., Ltd.                                12,293,637   7,388,840             0.2%
    Eclat Textile Co., Ltd.                                             228,644   3,362,881             0.1%
#   Epistar Corp.                                                     1,764,000   1,588,725             0.0%
#   Eternal Materials Co., Ltd.                                         618,510     585,591             0.0%
*   Eva Airways Corp.                                                 5,267,324   3,091,432             0.1%
    Evergreen Marine Corp. Taiwan, Ltd.                               3,775,261   1,680,506             0.0%
#   Far Eastern Department Stores, Ltd.                               1,812,592   1,096,715             0.0%
    Far Eastern International Bank                                      707,000     219,649             0.0%
    Far Eastern New Century Corp.                                     5,821,085   5,290,636             0.1%
    Far EasTone Telecommunications Co., Ltd.                          2,559,000   5,552,178             0.1%
    Farglory Land Development Co., Ltd.                                 644,393     741,728             0.0%
#   Feng TAY Enterprise Co., Ltd.                                       411,093   2,355,650             0.1%
#   First Financial Holding Co., Ltd.                                17,902,129   8,670,046             0.2%
    Formosa Chemicals & Fibre Corp.                                   3,374,518   7,714,649             0.2%
#   Formosa International Hotels Corp.                                   56,808     392,009             0.0%
    Formosa Petrochemical Corp.                                       1,003,000   2,437,702             0.1%
    Formosa Plastics Corp.                                            3,938,153   9,139,016             0.2%
    Formosa Taffeta Co., Ltd.                                           870,000     860,557             0.0%
#   Foxconn Technology Co., Ltd.                                      1,282,899   3,360,284             0.1%
    Fubon Financial Holding Co., Ltd.                                 8,611,233  13,918,518             0.3%
#   Giant Manufacturing Co., Ltd.                                       342,506   2,580,661             0.1%
    Gigasolar Materials Corp.                                            31,800     614,750             0.0%
#   Ginko International Co., Ltd.                                        45,000     478,333             0.0%
    Gourmet Master Co., Ltd.                                             39,000     236,964             0.0%
*   HannStar Display Corp.                                            5,668,660     741,962             0.0%
#   Highwealth Construction Corp.                                     1,880,190   2,770,230             0.1%
#   Hiwin Technologies Corp.                                            248,711   1,383,471             0.0%
    Hon Hai Precision Industry Co., Ltd.                             15,085,867  40,099,117             0.9%
#   Hotai Motor Co., Ltd.                                               313,000   3,651,664             0.1%
#   HTC Corp.                                                         1,198,235   2,885,764             0.1%
    Hua Nan Financial Holdings Co., Ltd.                             11,616,768   5,582,569             0.1%
    Innolux Corp.                                                    27,802,241   9,326,996             0.2%
#*  Inotera Memories, Inc.                                            7,543,000   5,789,125             0.1%
    Inventec Corp.                                                    5,085,551   2,914,694             0.1%
#   Kenda Rubber Industrial Co., Ltd.                                 1,114,149   1,797,006             0.1%
#   King Slide Works Co., Ltd.                                           70,000     917,867             0.0%
    King Yuan Electronics Co., Ltd.                                   1,471,000     938,770             0.0%

THE EMERGING MARKETS SERIES
CONTINUED


                                                                                               PERCENTAGE
                                                                       SHARES     VALUE++    OF NET ASSETS**
                                                                     ---------- ------------ ---------------
TAIWAN -- (Continued)
    King's Town Bank Co., Ltd.                                        1,220,000 $    970,839             0.0%
#   Kinsus Interconnect Technology Corp.                                770,000    1,578,164             0.0%
    Largan Precision Co., Ltd.                                          133,860   10,402,081             0.2%
*   LCY Chemical Corp.                                                  156,123      138,561             0.0%
    Lite-On Technology Corp.                                          4,674,094    4,845,218             0.1%
    Lung Yen Life Service Corp.                                         147,000      292,945             0.0%
    Makalot Industrial Co., Ltd.                                        222,576    1,694,614             0.0%
#   MediaTek, Inc.                                                    1,633,995   12,742,457             0.3%
    Mega Financial Holding Co., Ltd.                                 11,460,904    8,351,017             0.2%
    Mercuries Life Insurance Co., Ltd.                                  492,000      300,664             0.0%
#   Merida Industry Co., Ltd.                                           226,287    1,322,568             0.0%
#   Micro-Star International Co., Ltd.                                  588,000      596,965             0.0%
#*  Nan Kang Rubber Tire Co., Ltd.                                      534,780      471,666             0.0%
#   Nan Ya Plastics Corp.                                             3,971,599    7,880,979             0.2%
    Nan Ya Printed Circuit Board Corp.                                  237,000      239,392             0.0%
#   Nanya Technology Corp.                                              797,000      977,531             0.0%
#   Novatek Microelectronics Corp.                                    1,179,000    4,013,061             0.1%
#   PChome Online, Inc.                                                 103,196    1,156,500             0.0%
    Pegatron Corp.                                                    4,286,345   10,474,378             0.2%
#   Phison Electronics Corp.                                            200,000    1,443,188             0.0%
    Pou Chen Corp.                                                    3,298,487    4,652,274             0.1%
    Powertech Technology, Inc.                                        2,158,819    4,762,271             0.1%
    Poya International Co., Ltd.                                         49,000      556,611             0.0%
    President Chain Store Corp.                                         831,831    5,522,245             0.1%
#   Quanta Computer, Inc.                                             3,265,000    5,560,081             0.1%
#   Radiant Opto-Electronics Corp.                                      775,170    2,398,875             0.1%
#   Realtek Semiconductor Corp.                                         735,950    1,536,914             0.0%
#   Ruentex Development Co., Ltd.                                     1,389,709    1,688,008             0.0%
    Ruentex Industries, Ltd.                                            816,182    1,503,898             0.0%
*   Sanyang Motor Co., Ltd.                                             225,000      149,911             0.0%
#   ScinoPharm Taiwan, Ltd.                                             265,467      347,291             0.0%
#   Shin Kong Financial Holding Co., Ltd.                            14,687,656    3,514,544             0.1%
    Siliconware Precision Industries Co., Ltd.                        1,870,637    2,471,559             0.1%
    Siliconware Precision Industries Co., Ltd. Sponsored ADR             21,813      145,929             0.0%
#   Simplo Technology Co., Ltd.                                         690,000    2,444,016             0.1%
    SinoPac Financial Holdings Co., Ltd.                             17,364,662    5,730,913             0.1%
#   Standard Foods Corp.                                                420,633    1,014,540             0.0%
#   Synnex Technology International Corp.                             1,391,756    1,466,764             0.0%
*   Ta Chong Bank, Ltd.                                               2,343,800      993,714             0.0%
    Taichung Commercial Bank Co., Ltd.                                   80,000       24,381             0.0%
    Tainan Spinning Co., Ltd.                                           320,412      152,102             0.0%
    Taishin Financial Holding Co., Ltd.                              19,585,197    7,669,848             0.2%
#*  Taiwan Business Bank                                              7,627,039    1,958,432             0.1%
#   Taiwan Cement Corp.                                               7,542,720    8,388,292             0.2%
    Taiwan Cooperative Financial Holding Co., Ltd.                   11,896,590    5,322,200             0.1%
#   Taiwan FamilyMart Co., Ltd.                                          89,000      579,904             0.0%
#   Taiwan Fertilizer Co., Ltd.                                       1,415,000    1,805,088             0.1%
#*  Taiwan Glass Industry Corp.                                       1,537,253      607,844             0.0%
    Taiwan Mobile Co., Ltd.                                           2,075,300    6,533,180             0.2%
#   Taiwan Secom Co., Ltd.                                              338,670    1,017,396             0.0%
    Taiwan Semiconductor Manufacturing Co., Ltd.                     25,188,808  106,137,215             2.4%
#   Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR        1,672,158   36,720,590             0.8%

THE EMERGING MARKETS SERIES
CONTINUED


                                                                                               PERCENTAGE
                                                                       SHARES     VALUE++    OF NET ASSETS**
                                                                     ---------- ------------ ---------------
TAIWAN -- (Continued)
    Teco Electric and Machinery Co., Ltd.                             3,334,000 $  2,905,820             0.1%
#   Ton Yi Industrial Corp.                                           1,328,000      648,081             0.0%
#   TPK Holding Co., Ltd.                                               604,000    1,498,060             0.0%
    Transcend Information, Inc.                                         320,181      891,598             0.0%
    Tripod Technology Corp.                                             713,870    1,098,778             0.0%
    TSRC Corp.                                                          131,965       90,338             0.0%
    U-Ming Marine Transport Corp.                                       723,860      856,844             0.0%
    Uni-President Enterprises Corp.                                   7,340,033   12,410,229             0.3%
#   Unimicron Technology Corp.                                        2,304,896    1,009,022             0.0%
#   United Microelectronics Corp.                                    39,806,000   14,517,893             0.3%
#   Vanguard International Semiconductor Corp.                        1,671,000    2,147,526             0.1%
    Voltronic Power Technology Corp.                                      4,000       51,011             0.0%
*   Walsin Lihwa Corp.                                                4,619,000    1,112,742             0.0%
    Wan Hai Lines, Ltd.                                               1,237,800      817,724             0.0%
#*  Winbond Electronics Corp.                                         6,597,000    1,589,505             0.0%
*   Wintek Corp.                                                        604,760        6,392             0.0%
#   Wistron Corp.                                                     4,373,281    2,199,797             0.1%
    WPG Holdings, Ltd.                                                2,919,869    3,046,801             0.1%
    Yageo Corp.                                                       1,265,278    1,992,888             0.1%
*   Yang Ming Marine Transport Corp.                                  3,045,300      923,571             0.0%
    Yuanta Financial Holding Co., Ltd.                               15,951,381    6,267,591             0.2%
#   Yulon Motor Co., Ltd.                                             1,547,000    1,637,579             0.0%
    Zhen Ding Technology Holding, Ltd.                                  774,700    2,201,756             0.1%
                                                                                ------------            ----
TOTAL TAIWAN                                                                     662,543,623            15.0%
                                                                                ------------            ----
THAILAND -- (2.7%)
    Advanced Info Service PCL                                         1,440,700    9,437,917             0.2%
    Airports of Thailand PCL                                            578,400    4,846,087             0.1%
    Bangchak Petroleum PCL (The)                                        765,700      775,011             0.0%
    Bangkok Bank PCL(6077019)                                           271,700    1,279,532             0.0%
    Bangkok Bank PCL(6368360)                                           311,000    1,464,610             0.0%
    Bangkok Dusit Medical Services PCL                                6,818,900    3,642,626             0.1%
    Bangkok Life Assurance PCL                                          726,100    1,051,357             0.0%
    Banpu PCL                                                         1,650,100    1,006,738             0.0%
    BEC World PCL                                                     1,039,500      920,623             0.0%
    Berli Jucker PCL                                                  1,130,600    1,192,029             0.0%
    Big C Supercenter PCL(6763932)                                       24,600      138,329             0.0%
    Big C Supercenter PCL(6368434)                                      447,500    2,516,342             0.1%
    Bumrungrad Hospital PCL                                             402,600    2,444,974             0.1%
    Central Pattana PCL                                               1,779,300    2,301,196             0.1%
    Central Plaza Hotel PCL                                           1,046,100    1,117,644             0.0%
    CH Karnchang PCL                                                    714,900      567,820             0.0%
    Charoen Pokphand Foods PCL                                        3,650,200    2,124,387             0.1%
    CP ALL PCL                                                        4,313,700    6,064,103             0.1%
    Delta Electronics Thailand PCL                                      586,000    1,392,198             0.0%
    Electricity Generating PCL                                          307,400    1,343,943             0.0%
    Energy Absolute PCL                                               1,310,400      854,749             0.0%
    Glow Energy PCL                                                     826,500    1,992,616             0.1%
    Home Product Center PCL                                           9,248,013    1,820,091             0.1%
    Indorama Ventures PCL                                             2,956,900    1,920,416             0.1%
    Intouch Holdings PCL                                                832,500    1,755,465             0.1%
    IRPC PCL                                                         15,112,100    1,733,531             0.0%

THE EMERGING MARKETS SERIES
CONTINUED


                                                                                               PERCENTAGE
                                                                       SHARES     VALUE++    OF NET ASSETS**
                                                                     ---------- ------------ ---------------
THAILAND -- (Continued)
*   Italian-Thai Development PCL                                      2,012,000 $    466,690             0.0%
    Jasmine International PCL                                         5,419,200    1,005,601             0.0%
    Kasikornbank PCL(6888794)                                         1,146,600    5,560,933             0.1%
    Kasikornbank PCL(6364766)                                           210,900    1,022,851             0.0%
    Krung Thai Bank PCL                                               5,815,587    2,795,995             0.1%
    Land & Houses PCL(6581941)                                        4,720,640    1,134,785             0.0%
    Land & Houses PCL(6581930)                                          790,000      189,906             0.0%
    Minor International PCL                                           1,459,170    1,251,274             0.0%
    MK Restaurants Group PCL                                            421,700      652,098             0.0%
    Pruksa Real Estate PCL                                            2,045,400    1,610,212             0.0%
    PTT Exploration & Production PCL(B1359J0)                         2,357,855    4,839,345             0.1%
    PTT Exploration & Production PCL(B1359L2)                            65,409      134,248             0.0%
    PTT Global Chemical PCL                                           2,864,872    4,490,521             0.1%
    PTT PCL                                                           1,599,300   12,365,432             0.3%
    Ratchaburi Electricity Generating Holding PCL                       837,000    1,247,234             0.0%
    Robinson Department Store PCL                                       485,500      539,179             0.0%
    Siam Cement PCL (The)(6609906)                                      166,400    2,124,006             0.1%
    Siam Cement PCL (The)(6609928)                                      230,100    2,937,103             0.1%
    Siam City Cement PCL                                                163,213    1,551,023             0.0%
    Siam Commercial Bank PCL (The)                                    1,296,766    4,867,316             0.1%
    Siam Global House PCL                                               811,332      237,235             0.0%
    Sino-Thai Engineering & Construction PCL                            788,000      559,415             0.0%
    Supalai PCL                                                         577,900      307,087             0.0%
*   Superblock PCL                                                    5,408,800      226,586             0.0%
    Thai Oil PCL                                                      1,225,700    1,869,522             0.1%
    Thai Union Group PCL                                              3,940,140    1,960,792             0.1%
    Thaicom PCL                                                         757,900      665,899             0.0%
    Thanachart Capital PCL                                              709,500      668,258             0.0%
    TMB Bank PCL                                                     28,927,300    2,163,397             0.1%
    Total Access Communication PCL(B1YWK08)                           1,299,400    2,484,268             0.1%
    Total Access Communication PCL(B231MK7)                             214,100      409,329             0.0%
    TPI Polene PCL                                                   13,890,600      984,166             0.0%
*   True Corp. PCL                                                   10,102,893    2,868,889             0.1%
    TTW PCL                                                           2,370,300      719,737             0.0%
                                                                                ------------             ---
TOTAL THAILAND                                                                   122,614,666             2.8%
                                                                                ------------             ---
TURKEY -- (1.8%)
    Akbank TAS                                                        2,364,422    6,059,390             0.1%
    Akcansa Cimento A.S.                                                 64,538      302,343             0.0%
    Anadolu Efes Biracilik Ve Malt Sanayii A.S.                         267,527    2,108,689             0.1%
    Arcelik A.S.                                                        540,990    2,948,160             0.1%
#   Aselsan Elektronik Sanayi Ve Ticaret A.S.                           145,429      695,235             0.0%
    BIM Birlesik Magazalar A.S.                                         342,629    6,957,539             0.2%
#   Brisa Bridgestone Sabanci Sanayi ve Ticaret A.S.                     29,778       85,390             0.0%
    Coca-Cola Icecek A.S.                                               113,782    1,440,420             0.0%
    Enka Insaat ve Sanayi A.S.                                          468,611      829,520             0.0%
    Eregli Demir ve Celik Fabrikalari TAS                             3,605,636    5,109,987             0.1%
#   Ford Otomotiv Sanayi A.S.                                           118,255    1,389,250             0.0%
    KOC Holding A.S.                                                    683,402    3,086,500             0.1%
#   Koza Altin Isletmeleri A.S.                                          95,834      537,967             0.0%
#*  Migros Ticaret A.S.                                                  43,765      257,798             0.0%
*   Petkim Petrokimya Holding A.S.                                      506,475      746,277             0.0%

THE EMERGING MARKETS SERIES
CONTINUED


                                                                                                PERCENTAGE
                                                                      SHARES      VALUE++     OF NET ASSETS**
                                                                     --------- -------------- ---------------
TURKEY -- (Continued)
    Soda Sanayii A.S.                                                  177,200 $      293,022             0.0%
    TAV Havalimanlari Holding A.S.                                     264,186      2,072,476             0.1%
    Tofas Turk Otomobil Fabrikasi A.S.                                 200,779      1,324,561             0.0%
*   Tupras Turkiye Petrol Rafinerileri A.S.                            202,694      5,348,677             0.1%
*   Turk Hava Yollari AO                                             2,046,901      6,035,410             0.1%
    Turk Telekomunikasyon A.S.                                         699,083      1,507,932             0.0%
#   Turk Traktor ve Ziraat Makineleri A.S.                              21,783        517,966             0.0%
#   Turkcell Iletisim Hizmetleri A.S.                                1,142,611      4,540,673             0.1%
    Turkcell Iletisim Hizmetleri A.S. ADR                               73,838        731,735             0.0%
    Turkiye Garanti Bankasi A.S.                                     3,265,633      8,456,131             0.2%
    Turkiye Halk Bankasi A.S.                                        2,003,323      7,504,834             0.2%
    Turkiye Is Bankasi Class C                                       2,548,532      4,343,584             0.1%
    Turkiye Sinai Kalkinma Bankasi A.S.                                 40,017         21,109             0.0%
#   Turkiye Sise ve Cam Fabrikalari A.S.                             2,530,969      2,896,649             0.1%
#   Turkiye Vakiflar Bankasi Tao Class D                             1,377,350      1,960,621             0.1%
#   Ulker Biskuvi Sanayi A.S.                                          244,375      1,648,576             0.0%
#   Yapi ve Kredi Bankasi A.S.                                       1,390,825      1,689,466             0.1%
                                                                               --------------            ----
TOTAL TURKEY                                                                       83,447,887             1.9%
                                                                               --------------            ----
TOTAL COMMON STOCKS                                                             4,304,198,016            97.7%
                                                                               --------------            ----
PREFERRED STOCKS -- (2.0%)
BRAZIL -- (1.9%)
    Banco Bradesco SA                                                3,343,289     18,213,688             0.4%
    Braskem SA Class A                                                  73,800        416,593             0.0%
    Centrais Eletricas Brasileiras SA Class B                          165,100        403,395             0.0%
    Cia Brasileira de Distribuicao                                     342,322      4,504,474             0.1%
    Cia de Transmissao de Energia Eletrica Paulista                      4,392         50,540             0.0%
    Cia Energetica de Minas Gerais                                   1,188,324      2,205,400             0.1%
*   Empresa Nacional de Comercio Redito e Participacoes SA                 380          2,956             0.0%
    Gerdau SA                                                          836,068      1,175,930             0.0%
    Itau Unibanco Holding SA                                         4,198,270     28,833,771             0.7%
    Itau Unibanco Holding SA ADR                                       141,521        969,419             0.0%
    Lojas Americanas SA                                                737,783      3,197,959             0.1%
*   Petroleo Brasileiro SA                                           1,869,461      3,734,369             0.1%
*   Petroleo Brasileiro SA Sponsored ADR                             1,440,006      5,745,624             0.1%
    Suzano Papel e Celulose SA Class A                                 617,771      2,649,467             0.1%
    Telefonica Brasil SA                                               441,763      4,575,577             0.1%
    Vale SA                                                          1,990,191      7,239,821             0.2%
    Vale SA Sponsored ADR                                              377,072      1,357,459             0.0%
                                                                               --------------            ----
TOTAL BRAZIL                                                                       85,276,442             2.0%
                                                                               --------------            ----
CHILE -- (0.0%)
    Embotelladora Andina SA Class B                                    113,824        416,755             0.0%
                                                                               --------------            ----
COLOMBIA -- (0.1%)
    Banco Davivienda SA                                                167,707      1,378,937             0.0%
    Bancolombia SA                                                      30,330        262,993             0.0%
    Grupo Argos SA                                                      15,531         92,103             0.0%
    Grupo Aval Acciones y Valores SA                                 3,054,222      1,222,954             0.0%

THE EMERGING MARKETS SERIES
CONTINUED


                                                                                                   PERCENTAGE
                                                                         SHARES      VALUE++     OF NET ASSETS**
                                                                       ---------- -------------- ---------------
COLOMBIA -- (Continued)
      Grupo de Inversiones Suramericana SA                                115,380 $    1,448,124             0.1%
                                                                                  --------------           -----
TOTAL COLOMBIA                                                                         4,405,111             0.1%
                                                                                  --------------           -----
TOTAL PREFERRED STOCKS                                                                90,098,308             2.1%
                                                                                  --------------           -----
RIGHTS/WARRANTS -- (0.0%)
SOUTH KOREA -- (0.0%)
*     Mirae Asset Securities Co., Ltd. Rights 11/05/15                     32,203         76,267             0.0%
#*    SK Chemicals Co., Ltd. Rights 12/04/15                                1,243         10,467             0.0%
                                                                                  --------------           -----
TOTAL SOUTH KOREA                                                                         86,734             0.0%
                                                                                  --------------           -----
THAILAND -- (0.0%)
*     Jasmine International PCL Warrants 07/05/20                       2,503,431         94,316             0.0%
                                                                                  --------------           -----
TOTAL RIGHTS/WARRANTS                                                                    181,050             0.0%
                                                                                  --------------           -----
BONDS -- (0.0%)
INDIA -- (0.0%)
      NTPC, Ltd., 8.490%                                               19,584,025         38,152             0.0%
                                                                                  --------------           -----
TOTAL INVESTMENT SECURITIES                                                        4,394,515,526
                                                                                  --------------

                                                                                     VALUE+
                                                                                  --------------
SECURITIES LENDING COLLATERAL -- (5.0%)
(S)@  DFA Short Term Investment Fund                                   20,193,192    233,635,232             5.3%
                                                                                  --------------           -----
TOTAL INVESTMENTS -- (100.0%) (Cost $4,090,568,631)                               $4,628,150,758           105.1%
                                                                                  ==============           =====

THE EMERGING MARKETS SERIES
CONTINUED


Summary of the Series' investments as of October 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                        INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                   --------------------------------------------------
                                                     LEVEL 1       LEVEL 2     LEVEL 3     TOTAL
                                                   ------------ -------------- ------- --------------
Common Stocks
   Brazil                                          $ 72,351,895 $  128,502,798   --    $  200,854,693
   Chile                                             29,417,791     36,874,061   --        66,291,852
   China                                            119,678,667    547,335,973   --       667,014,640
   Colombia                                          22,932,415             --   --        22,932,415
   Czech Republic                                            --      8,061,923   --         8,061,923
   Egypt                                                     --      5,936,662   --         5,936,662
   Greece                                                    --     15,529,848   --        15,529,848
   Hungary                                                   --     12,756,313   --        12,756,313
   India                                             36,809,493    499,992,564   --       536,802,057
   Indonesia                                          3,914,328    126,260,108   --       130,174,436
   Malaysia                                                  --    182,083,175   --       182,083,175
   Mexico                                           262,786,277             --   --       262,786,277
   Peru                                               9,743,908             --   --         9,743,908
   Philippines                                        2,373,039     83,289,014   --        85,662,053
   Poland                                                    --     79,130,660   --        79,130,660
   Russia                                             2,164,213     78,242,004   --        80,406,217
   South Africa                                      47,016,645    319,879,297   --       366,895,942
   South Korea                                       21,125,090    681,403,679   --       702,528,769
   Taiwan                                            45,371,102    617,172,521   --       662,543,623
   Thailand                                         122,614,666             --   --       122,614,666
   Turkey                                               731,735     82,716,152   --        83,447,887
Preferred Stocks
   Brazil                                             8,075,458     77,200,984   --        85,276,442
   Chile                                                     --        416,755   --           416,755
   Colombia                                           4,405,111             --   --         4,405,111
Rights/Warrants
   South Korea                                               --         86,734   --            86,734
   Thailand                                                  --         94,316   --            94,316
Bonds
   India                                                     --         38,152   --            38,152
Securities Lending Collateral                                --    233,635,232   --       233,635,232
                                                   ------------ --------------   --    --------------
TOTAL                                              $811,511,833 $3,816,638,925   --    $4,628,150,758
                                                   ============ ==============   ==    ==============

                 THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
                            SCHEDULE OF INVESTMENTS
                               OCTOBER 31, 2015

                                                                                              PERCENTAGE
                                                                      SHARES      VALUE+    OF NET ASSETS**
                                                                     --------- ------------ ---------------
COMMON STOCKS -- (93.6%)
Consumer Discretionary -- (17.7%)
#*  1-800-Flowers.com, Inc. Class A                                     44,330 $    440,197             0.0%
    A. H. Belo Corp. Class A                                            14,556       78,748             0.0%
    Aaron's, Inc.                                                        4,830      119,156             0.0%
#   Arctic Cat, Inc.                                                     3,436       70,575             0.0%
#*  Ascent Capital Group, Inc. Class A                                   8,564      186,524             0.0%
#   Autoliv, Inc.                                                        9,404    1,140,141             0.0%
*   Ballantyne Strong, Inc.                                              9,030       39,461             0.0%
#*  Barnes & Noble Education, Inc.                                       7,710      113,723             0.0%
#   Barnes & Noble, Inc.                                                12,200      158,478             0.0%
#   Bassett Furniture Industries, Inc.                                   2,900       92,684             0.0%
    Beasley Broadcast Group, Inc. Class A                                9,471       40,062             0.0%
#*  Beazer Homes USA, Inc.                                               4,326       61,602             0.0%
*   Belmond, Ltd. Class A                                               75,198      807,627             0.0%
    Best Buy Co., Inc.                                                 197,800    6,928,934             0.1%
    Big 5 Sporting Goods Corp.                                           8,501       77,784             0.0%
*   Biglari Holdings, Inc.                                                   8        3,073             0.0%
#*  BJ's Restaurants, Inc.                                              25,971    1,114,935             0.0%
#   Bob Evans Farms, Inc.                                               52,387    2,266,785             0.1%
#   Bon-Ton Stores, Inc. (The)                                           2,986        9,406             0.0%
*   Books-A-Million, Inc.                                                8,187       25,953             0.0%
#*  Build-A-Bear Workshop, Inc.                                         25,874      402,599             0.0%
#*  Cabela's, Inc.                                                      53,051    2,078,008             0.1%
*   Cable One, Inc.                                                      5,780    2,505,283             0.1%
    Caleres, Inc.                                                       74,697    2,282,740             0.1%
#   Callaway Golf Co.                                                   38,543      383,503             0.0%
#*  Cambium Learning Group, Inc.                                        37,733      181,496             0.0%
    Canterbury Park Holding Corp.                                        2,755       28,294             0.0%
    Carnival Corp.                                                     489,649   26,480,218             0.5%
#   Carriage Services, Inc.                                             20,916      449,903             0.0%
#*  Cavco Industries, Inc.                                               7,600      749,360             0.0%
    CBS Corp. Class A                                                   28,263    1,429,966             0.0%
    CBS Corp. Class B                                                  201,625    9,379,595             0.2%
#*  Christopher & Banks Corp.                                           56,231       82,097             0.0%
    Churchill Downs, Inc.                                                7,682    1,127,948             0.0%
#   Citi Trends, Inc.                                                    3,415       90,737             0.0%
#   Columbia Sportswear Co.                                              8,634      473,575             0.0%
    Comcast Corp. Class A                                            3,446,875  215,843,312             4.0%
    Comcast Corp. Special Class A                                    1,088,341   68,249,864             1.3%
#*  Conn's, Inc.                                                        25,450      482,787             0.0%
#   Core-Mark Holding Co., Inc.                                         48,118    3,911,512             0.1%
#   CSS Industries, Inc.                                                10,852      296,260             0.0%
    CST Brands, Inc.                                                    50,181    1,803,003             0.0%
    Culp, Inc.                                                          10,036      301,180             0.0%
#*  Delta Apparel, Inc.                                                  7,532      123,751             0.0%
#   Destination Maternity Corp.                                            200        1,386             0.0%
#   DeVry Education Group, Inc.                                          8,757      206,315             0.0%
#   Dillard's, Inc. Class A                                            120,300   10,764,444             0.2%
*   Discovery Communications, Inc. Class B                               3,762      113,669             0.0%
*   Discovery Communications, Inc. Class C                               3,762      103,530             0.0%
#*  Dixie Group, Inc. (The)                                             11,800       77,526             0.0%
#*  Dorman Products, Inc.                                               20,712      966,836             0.0%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                                                             PERCENTAGE
                                                                      SHARES     VALUE+    OF NET ASSETS**
                                                                     --------- ----------- ---------------
Consumer Discretionary -- (Continued)
    Dover Motorsports, Inc.                                             15,098 $    33,971             0.0%
    DR Horton, Inc.                                                    208,125   6,127,200             0.1%
#*  DreamWorks Animation SKG, Inc. Class A                              46,429     939,723             0.0%
#   Educational Development Corp.                                        1,679      20,316             0.0%
#*  Eldorado Resorts, Inc.                                              18,512     183,269             0.0%
#   Escalade, Inc.                                                         277       4,108             0.0%
#*  EVINE Live, Inc.                                                     3,998      10,315             0.0%
#   EW Scripps Co. (The) Class A                                        81,265   1,792,706             0.0%
#*  Federal-Mogul Holdings Corp.                                        36,417     282,232             0.0%
#   Flanigan's Enterprises, Inc.                                           865      22,706             0.0%
#   Flexsteel Industries, Inc.                                           2,068      89,937             0.0%
    Foot Locker, Inc.                                                   15,700   1,063,675             0.0%
    Ford Motor Co.                                                   1,324,294  19,612,794             0.4%
#   Fred's, Inc. Class A                                                47,275     653,813             0.0%
#*  FTD Cos., Inc.                                                      24,893     704,970             0.0%
#*  Fuel Systems Solutions, Inc.                                         3,398      21,136             0.0%
#*  G-III Apparel Group, Ltd.                                           22,788   1,255,391             0.0%
#*  Gaiam, Inc. Class A                                                  4,388      30,058             0.0%
#   GameStop Corp. Class A                                             104,752   4,825,925             0.1%
*   Gaming Partners International Corp.                                    500       4,640             0.0%
#   Gannett Co., Inc.                                                   59,819     946,337             0.0%
    General Motors Co.                                                 802,642  28,020,232             0.5%
#*  Genesco, Inc.                                                        7,056     442,058             0.0%
    Graham Holdings Co. Class B                                          5,780   3,193,277             0.1%
#*  Gray Television, Inc.                                               46,874     744,828             0.0%
#   Group 1 Automotive, Inc.                                            57,936   5,037,535             0.1%
#   Harte-Hanks, Inc.                                                   55,608     236,334             0.0%
#   Haverty Furniture Cos., Inc.                                        33,479     783,743             0.0%
#*  Helen of Troy, Ltd.                                                 64,389   6,388,033             0.1%
#*  hhgregg, Inc.                                                       36,388     196,495             0.0%
#   Hooker Furniture Corp.                                              14,814     367,683             0.0%
#*  Hyatt Hotels Corp. Class A                                          14,601     735,890             0.0%
#*  Iconix Brand Group, Inc.                                            95,618   1,464,868             0.0%
    International Speedway Corp. Class A                                24,844     861,838             0.0%
#*  Isle of Capri Casinos, Inc.                                         15,434     295,252             0.0%
*   J Alexander's Holdings, Inc.                                         2,666      25,700             0.0%
#*  JAKKS Pacific, Inc.                                                 13,103     103,776             0.0%
*   Jarden Corp.                                                       243,112  10,891,418             0.2%
#*  JC Penney Co., Inc.                                                 85,215     781,422             0.0%
    Johnson Outdoors, Inc. Class A                                      15,588     334,051             0.0%
#   Journal Media Group, Inc.                                           25,411     311,031             0.0%
#   KB Home                                                             30,800     403,480             0.0%
#   Kohl's Corp.                                                        14,353     661,960             0.0%
#   La-Z-Boy, Inc.                                                      56,332   1,608,279             0.0%
#*  Lakeland Industries, Inc.                                           11,757     145,199             0.0%
#*  Lands' End, Inc.                                                    21,056     519,662             0.0%
#*  Lee Enterprises, Inc.                                               10,309      20,515             0.0%
#   Lennar Corp. Class A                                               224,100  11,220,687             0.2%
    Lennar Corp. Class B                                                 7,868     326,050             0.0%
*   Liberty Broadband Corp. Class A                                     24,095   1,314,623             0.0%
*   Liberty Broadband Corp. Class B                                      1,905     105,004             0.0%
*   Liberty Broadband Corp. Class C                                     67,601   3,634,906             0.1%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                                                           PERCENTAGE
                                                                     SHARES    VALUE+    OF NET ASSETS**
                                                                     ------- ----------- ---------------
Consumer Discretionary -- (Continued)
#*  Liberty Interactive Corp. Class B                                 35,706 $   991,199             0.0%
*   Liberty Interactive Corp., QVC Group Class A                     882,463  24,153,012             0.5%
#*  Liberty Media Corp. Class A                                       96,383   3,928,571             0.1%
*   Liberty Media Corp. Class B                                        7,622     311,397             0.0%
*   Liberty Media Corp. Class C                                      208,010   8,143,591             0.2%
*   Liberty TripAdvisor Holdings, Inc. Class A                        76,802   2,395,454             0.1%
#*  Liberty TripAdvisor Holdings, Inc. Class B                         3,570     115,989             0.0%
*   Liberty Ventures Series A                                        202,261   8,812,512             0.2%
#*  Liberty Ventures Series B                                          8,645     377,268             0.0%
    Lifetime Brands, Inc.                                             16,431     252,544             0.0%
#   Lithia Motors, Inc. Class A                                       34,933   4,100,785             0.1%
#*  Live Nation Entertainment, Inc.                                  145,347   3,965,066             0.1%
#*  Loral Space & Communications, Inc.                                19,046     851,547             0.0%
*   Luby's, Inc.                                                      32,226     150,173             0.0%
#*  M/I Homes, Inc.                                                   37,930     870,493             0.0%
*   Madison Square Garden Co. (The) Class A                            9,852   1,758,582             0.0%
    Marcus Corp. (The)                                                18,899     391,020             0.0%
#*  MarineMax, Inc.                                                   29,164     460,791             0.0%
#   Marriott Vacations Worldwide Corp.                                 2,531     162,996             0.0%
#*  Martha Stewart Living Omnimedia, Inc. Class A                        980       5,919             0.0%
#*  McClatchy Co. (The) Class A                                       60,603      84,238             0.0%
#*  Media General, Inc.                                               25,196     374,413             0.0%
#   Men's Wearhouse, Inc. (The)                                       52,860   2,113,343             0.1%
    Meredith Corp.                                                    32,676   1,536,426             0.0%
#*  Meritage Homes Corp.                                              28,156     992,781             0.0%
#*  MGM Resorts International                                        227,871   5,284,328             0.1%
#*  Modine Manufacturing Co.                                          14,650     122,621             0.0%
*   Mohawk Industries, Inc.                                           98,740  19,303,670             0.4%
*   Monarch Casino & Resort, Inc.                                      1,103      24,200             0.0%
#*  Motorcar Parts of America, Inc.                                   13,074     440,071             0.0%
#   Movado Group, Inc.                                                36,900     949,806             0.0%
*   MSG Networks, Inc. Class A                                        29,558     606,530             0.0%
*   Murphy USA, Inc.                                                  30,778   1,888,846             0.0%
    NACCO Industries, Inc. Class A                                     6,832     306,279             0.0%
*   New York & Co., Inc.                                               6,926      18,146             0.0%
#   News Corp. Class A                                               402,247   6,194,604             0.1%
#   News Corp. Class B                                                99,903   1,546,498             0.0%
*   Office Depot, Inc.                                               181,609   1,383,861             0.0%
#   Penske Automotive Group, Inc.                                     43,845   2,141,390             0.1%
*   Pep Boys-Manny, Moe & Jack (The)                                  60,161     904,821             0.0%
#*  Perry Ellis International, Inc.                                   21,492     461,433             0.0%
    PulteGroup, Inc.                                                 143,221   2,625,241             0.1%
#   PVH Corp.                                                         31,964   2,907,126             0.1%
#*  Radio One, Inc. Class D                                           13,955      30,003             0.0%
*   RCI Hospitality Holdings, Inc.                                    12,026     119,538             0.0%
#*  Red Robin Gourmet Burgers, Inc.                                   31,175   2,334,696             0.1%
#*  Regis Corp.                                                       49,623     819,772             0.0%
#   Remy International, Inc.                                           2,760      81,392             0.0%
#   Rent-A-Center, Inc.                                               76,435   1,405,640             0.0%
#   Rocky Brands, Inc.                                                 8,729     111,295             0.0%
#   Royal Caribbean Cruises, Ltd.                                    322,500  31,717,875             0.6%
#*  Ruby Tuesday, Inc.                                                17,500      91,525             0.0%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                                                                PERCENTAGE
                                                                      SHARES       VALUE+     OF NET ASSETS**
                                                                     --------- -------------- ---------------
Consumer Discretionary -- (Continued)
#   Saga Communications, Inc. Class A                                    8,693 $      373,973             0.0%
    Salem Media Group, Inc.                                             10,922         68,699             0.0%
    Scholastic Corp.                                                    30,900      1,262,883             0.0%
    Service Corp. International                                        274,069      7,745,190             0.2%
#*  Shiloh Industries, Inc.                                             15,461        116,576             0.0%
#   Shoe Carnival, Inc.                                                 33,450        751,621             0.0%
*   Skechers U.S.A., Inc. Class A                                      148,830      4,643,496             0.1%
    Spartan Motors, Inc.                                                16,820         69,467             0.0%
#   Speedway Motorsports, Inc.                                          16,132        297,958             0.0%
#   Stage Stores, Inc.                                                  37,214        362,092             0.0%
    Standard Motor Products, Inc.                                       37,342      1,652,383             0.0%
    Staples, Inc.                                                      426,509      5,540,352             0.1%
#*  Starz Class A                                                       83,555      2,799,928             0.1%
*   Starz Class B                                                        7,622        253,813             0.0%
*   Steiner Leisure, Ltd.                                                2,225        140,976             0.0%
#*  Stoneridge, Inc.                                                    19,361        245,691             0.0%
#   Strattec Security Corp.                                              5,224        312,500             0.0%
    Superior Industries International, Inc.                             23,275        458,052             0.0%
#   Superior Uniform Group, Inc.                                        17,956        305,970             0.0%
#   Sypris Solutions, Inc.                                               8,460          6,345             0.0%
#*  Systemax, Inc.                                                      11,197        103,796             0.0%
*   Tandy Leather Factory, Inc.                                          9,974         75,703             0.0%
    Target Corp.                                                         4,925        380,112             0.0%
#   TEGNA, Inc.                                                        119,639      3,235,039             0.1%
    Time Warner Cable, Inc.                                            693,942    131,432,615             2.5%
    Time Warner, Inc.                                                1,534,860    115,636,352             2.2%
#   Time, Inc.                                                         191,857      3,564,703             0.1%
*   Toll Brothers, Inc.                                                203,299      7,312,665             0.1%
*   Trans World Entertainment Corp.                                      5,781         21,968             0.0%
#*  Tuesday Morning Corp.                                               60,500        327,305             0.0%
    Twenty-First Century Fox, Inc. Class A                           1,287,383     39,509,784             0.8%
    Twenty-First Century Fox, Inc. Class B                             550,972     17,014,015             0.3%
*   Unifi, Inc.                                                         43,422      1,328,279             0.0%
#*  Universal Electronics, Inc.                                          3,206        152,509             0.0%
#   Vail Resorts, Inc.                                                  11,600      1,324,372             0.0%
*   Vista Outdoor, Inc.                                                 77,610      3,470,719             0.1%
#*  VOXX International Corp.                                             3,750         19,350             0.0%
    Walt Disney Co. (The)                                               26,220      2,982,263             0.1%
#   Wendy's Co. (The)                                                  242,704      2,223,169             0.1%
*   West Marine, Inc.                                                   26,468        269,444             0.0%
    Whirlpool Corp.                                                     30,049      4,812,047             0.1%
#   Wyndham Worldwide Corp.                                            124,768     10,149,877             0.2%
                                                                               --------------            ----
Total Consumer Discretionary                                                    1,008,822,964            18.9%
                                                                               --------------            ----
Consumer Staples -- (7.4%)
#   Alico, Inc.                                                            960         40,982             0.0%
#*  Alliance One International, Inc.                                     3,508         61,741             0.0%
#   Andersons, Inc. (The)                                               23,660        837,564             0.0%
    Archer-Daniels-Midland Co.                                         813,476     37,143,314             0.7%
#*  Boulder Brands, Inc.                                                76,099        674,237             0.0%
    Bunge, Ltd.                                                        121,368      8,855,009             0.2%
*   CCA Industries, Inc.                                                 8,323         31,544             0.0%

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CONTINUED


                                                                                              PERCENTAGE
                                                                      SHARES      VALUE+    OF NET ASSETS**
                                                                     --------- ------------ ---------------
Consumer Staples -- (Continued)
#*  Central Garden & Pet Co.                                            25,184 $    400,677             0.0%
#*  Central Garden & Pet Co. Class A                                    48,121      812,282             0.0%
    Constellation Brands, Inc. Class A                                 249,042   33,570,862             0.6%
#   Constellation Brands, Inc. Class B                                  12,715    1,718,051             0.0%
#*  Craft Brew Alliance, Inc.                                            9,754       74,716             0.0%
    CVS Health Corp.                                                 1,510,745  149,231,391             2.8%
#*  Farmer Bros Co.                                                      3,495       99,188             0.0%
#   Fresh Del Monte Produce, Inc.                                       39,437    1,799,510             0.0%
#*  Hain Celestial Group, Inc. (The)                                    87,292    4,351,506             0.1%
#   Ingles Markets, Inc. Class A                                        11,437      571,164             0.0%
    Ingredion, Inc.                                                     62,117    5,904,842             0.1%
    JM Smucker Co. (The)                                               108,204   12,702,068             0.3%
#   John B. Sanfilippo & Son, Inc.                                      10,428      674,900             0.0%
    Kraft Heinz Co. (The)                                              114,027    8,890,685             0.2%
#*  Landec Corp.                                                        37,056      455,789             0.0%
*   Mannatech, Inc.                                                        717       17,796             0.0%
#   MGP Ingredients, Inc.                                                4,788       82,976             0.0%
#   Molson Coors Brewing Co. Class A                                     1,908      167,713             0.0%
#   Molson Coors Brewing Co. Class B                                   186,550   16,435,055             0.3%
    Mondelez International, Inc. Class A                             2,081,099   96,063,530             1.8%
#*  Nutraceutical International Corp.                                   14,615      358,068             0.0%
#   Oil-Dri Corp. of America                                             5,047      158,375             0.0%
#*  Omega Protein Corp.                                                 25,852      470,506             0.0%
*   Post Holdings, Inc.                                                 50,201    3,226,418             0.1%
#   Sanderson Farms, Inc.                                               16,100    1,119,111             0.0%
#*  Seaboard Corp.                                                       1,812    6,102,816             0.1%
#*  Seneca Foods Corp. Class A                                           6,301      183,863             0.0%
*   Seneca Foods Corp. Class B                                             300        9,470             0.0%
#   Snyder's-Lance, Inc.                                                32,153    1,142,718             0.0%
#   SpartanNash Co.                                                     34,281      956,440             0.0%
#   Spectrum Brands Holdings, Inc.                                      46,130    4,421,560             0.1%
#*  TreeHouse Foods, Inc.                                               24,190    2,071,632             0.1%
#   Tyson Foods, Inc. Class A                                          405,030   17,967,131             0.3%
#   Universal Corp.                                                     22,290    1,203,883             0.0%
    Walgreens Boots Alliance, Inc.                                      27,700    2,345,636             0.1%
#   Weis Markets, Inc.                                                  11,602      477,306             0.0%
                                                                               ------------             ---
Total Consumer Staples                                                          423,884,025             7.9%
                                                                               ------------             ---
Energy -- (13.1%)
    Adams Resources & Energy, Inc.                                       6,004      266,938             0.0%
#   Alon USA Energy, Inc.                                               33,484      560,857             0.0%
    Anadarko Petroleum Corp.                                           845,068   56,518,148             1.1%
#   Apache Corp.                                                       210,838    9,936,795             0.2%
#*  Approach Resources, Inc.                                             6,883       16,244             0.0%
#   Atwood Oceanics, Inc.                                                4,600       76,130             0.0%
    Baker Hughes, Inc.                                                 127,976    6,741,776             0.1%
#*  Barnwell Industries, Inc.                                            8,038       16,960             0.0%
#   Bristow Group, Inc.                                                 40,138    1,393,993             0.0%
#*  C&J Energy Services, Ltd.                                           37,416      186,706             0.0%
#   California Resources Corp.                                         118,504      478,756             0.0%
#*  Callon Petroleum Co.                                                13,214      114,698             0.0%
#   Chesapeake Energy Corp.                                            370,477    2,641,501             0.1%

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CONTINUED


                                                                                              PERCENTAGE
                                                                      SHARES      VALUE+    OF NET ASSETS**
                                                                     --------- ------------ ---------------
Energy -- (Continued)
    Chevron Corp.                                                    1,027,290 $ 93,360,115             1.8%
#*  Cloud Peak Energy, Inc.                                             33,115       98,352             0.0%
#   Comstock Resources, Inc.                                            32,421       74,568             0.0%
#   ConocoPhillips                                                   1,728,838   92,233,507             1.7%
*   Contango Oil & Gas Co.                                               1,064        8,140             0.0%
#*  Dawson Geophysical Co.                                              30,611       99,486             0.0%
    Delek US Holdings, Inc.                                             52,256    1,421,363             0.0%
#   Denbury Resources, Inc.                                            289,460    1,024,688             0.0%
    Devon Energy Corp.                                                  81,126    3,401,613             0.1%
#   Energy XXI, Ltd.                                                    15,380       26,607             0.0%
    EOG Resources, Inc.                                                 77,897    6,687,457             0.1%
*   Era Group, Inc.                                                     24,458      340,211             0.0%
    Exterran Holdings, Inc.                                             69,200    1,504,408             0.0%
    Exxon Mobil Corp.                                                2,043,508  169,079,852             3.2%
#   Green Plains, Inc.                                                  26,534      544,212             0.0%
    Gulf Island Fabrication, Inc.                                       15,018      151,832             0.0%
#   Gulfmark Offshore, Inc. Class A                                     27,750      173,160             0.0%
    Halliburton Co.                                                     47,970    1,841,089             0.0%
#*  Harvest Natural Resources, Inc.                                     35,677       35,320             0.0%
#*  Helix Energy Solutions Group, Inc.                                 103,010      595,398             0.0%
#   Helmerich & Payne, Inc.                                            108,670    6,114,861             0.1%
    Hess Corp.                                                         178,172   10,015,048             0.2%
    HollyFrontier Corp.                                                 32,210    1,577,324             0.0%
#*  Hornbeck Offshore Services, Inc.                                    29,719      401,504             0.0%
#*  Key Energy Services, Inc.                                           49,745       26,136             0.0%
    Kinder Morgan, Inc.                                                260,042    7,112,149             0.1%
#   Marathon Oil Corp.                                                 467,019    8,583,809             0.2%
    Marathon Petroleum Corp.                                           903,936   46,823,885             0.9%
#*  Matrix Service Co.                                                  15,423      350,102             0.0%
#   Murphy Oil Corp.                                                   189,426    5,385,381             0.1%
    Nabors Industries, Ltd.                                            181,974    1,827,019             0.0%
#   National Oilwell Varco, Inc.                                       250,948    9,445,683             0.2%
*   Natural Gas Services Group, Inc.                                    15,026      338,386             0.0%
*   Newfield Exploration Co.                                            48,506    1,949,456             0.0%
#*  Newpark Resources, Inc.                                             97,395      551,256             0.0%
#   Noble Corp. P.L.C.                                                  74,243    1,000,053             0.0%
    Noble Energy, Inc.                                                 133,794    4,795,177             0.1%
#*  Northern Oil and Gas, Inc.                                          16,372       82,515             0.0%
    Occidental Petroleum Corp.                                         227,734   16,975,292             0.3%
#*  Overseas Shipholding Group, Inc. Class B                             2,355        8,242             0.0%
#   Paragon Offshore P.L.C.                                             24,747        5,939             0.0%
#*  Parker Drilling Co.                                                142,573      407,759             0.0%
#   Patterson-UTI Energy, Inc.                                         152,325    2,268,119             0.1%
#*  PDC Energy, Inc.                                                    24,103    1,454,375             0.0%
#*  PHI, Inc.(69336T106)                                                 1,099       19,771             0.0%
#*  PHI, Inc.(69336T205)                                                15,570      296,453             0.0%
    Phillips 66                                                        883,414   78,668,017             1.5%
#*  Pioneer Energy Services Corp.                                       74,262      171,545             0.0%
    Pioneer Natural Resources Co.                                       88,400   12,123,176             0.2%
#   QEP Resources, Inc.                                                 33,043      510,845             0.0%
#*  Renewable Energy Group, Inc.                                         2,882       22,739             0.0%
#*  REX American Resources Corp.                                         4,050      222,385             0.0%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                                                            PERCENTAGE
                                                                     SHARES     VALUE+    OF NET ASSETS**
                                                                     ------- ------------ ---------------
Energy -- (Continued)
#*  Rex Energy Corp.                                                  35,100 $     79,326             0.0%
    Rowan Cos. P.L.C. Class A                                        121,858    2,398,165             0.1%
#*  SEACOR Holdings, Inc.                                             20,471    1,195,916             0.0%
#   SemGroup Corp. Class A                                             4,727      215,315             0.0%
#*  Seventy Seven Energy, Inc.                                        44,617       50,863             0.0%
#   Ship Finance International, Ltd.                                  12,481      213,300             0.0%
#*  Stone Energy Corp.                                                 1,115        6,233             0.0%
    Superior Energy Services, Inc.                                    75,686    1,071,714             0.0%
#   Teekay Corp.                                                      37,720    1,211,944             0.0%
#   Tesco Corp.                                                        3,745       29,960             0.0%
    Tesoro Corp.                                                     168,807   18,050,533             0.4%
*   TETRA Technologies, Inc.                                          25,510      171,937             0.0%
#   Tidewater, Inc.                                                   49,127      606,718             0.0%
#   Transocean, Ltd.                                                 252,980    4,004,673             0.1%
#*  Triangle Petroleum Corp.                                           7,779        9,335             0.0%
#*  Unit Corp.                                                        52,140      657,485             0.0%
    Valero Energy Corp.                                              605,899   39,940,862             0.8%
#*  Weatherford International P.L.C.                                 281,383    2,881,362             0.1%
    Western Refining, Inc.                                            47,810    1,989,852             0.1%
*   Whiting Petroleum Corp.                                           16,007      275,801             0.0%
#*  Willbros Group, Inc.                                              18,620       37,240             0.0%
                                                                             ------------            ----
Total Energy                                                                  746,283,815            14.0%
                                                                             ------------            ----
Financials -- (18.0%)
    1st Source Corp.                                                  45,305    1,438,887             0.0%
#   ACE, Ltd.                                                         66,691    7,572,096             0.2%
    Aflac, Inc.                                                       81,778    5,213,347             0.1%
    Alexander & Baldwin, Inc.                                         66,838    2,522,466             0.1%
*   Alleghany Corp.                                                    3,115    1,545,881             0.0%
    Allied World Assurance Co. Holdings AG                            76,431    2,779,031             0.1%
    Allstate Corp. (The)                                             211,174   13,067,447             0.3%
#   American Equity Investment Life Holding Co.                       88,700    2,277,816             0.1%
    American Financial Group, Inc.                                   173,596   12,531,895             0.2%
*   American Independence Corp.                                          173        1,695             0.0%
    American International Group, Inc.                               899,581   56,727,578             1.1%
#   American National Insurance Co.                                   23,302    2,406,631             0.1%
#   Ameris Bancorp                                                    12,022      378,693             0.0%
    AmeriServ Financial, Inc.                                         33,075      109,478             0.0%
*   Arch Capital Group, Ltd.                                           3,094      231,710             0.0%
    Argo Group International Holdings, Ltd.                           46,942    2,934,814             0.1%
    Aspen Insurance Holdings, Ltd.                                   102,623    4,988,504             0.1%
#   Associated Banc-Corp                                              31,434      607,934             0.0%
    Assurant, Inc.                                                    65,820    5,366,305             0.1%
    Assured Guaranty, Ltd.                                           122,989    3,374,818             0.1%
*   Asta Funding, Inc.                                                 7,527       64,732             0.0%
#   Astoria Financial Corp.                                           19,344      308,730             0.0%
#*  Atlanticus Holdings Corp.                                         19,218       58,038             0.0%
#*  AV Homes, Inc.                                                     3,852       51,000             0.0%
    Axis Capital Holdings, Ltd.                                        8,510      459,540             0.0%
#   Baldwin & Lyons, Inc. Class A                                        300        6,930             0.0%
#   Baldwin & Lyons, Inc. Class B                                      6,556      152,296             0.0%
#*  Bancorp, Inc. (The)                                                  459        3,305             0.0%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                                                              PERCENTAGE
                                                                      SHARES      VALUE+    OF NET ASSETS**
                                                                     --------- ------------ ---------------
Financials -- (Continued)
#   Bank Mutual Corp.                                                   14,475 $    104,799             0.0%
    Bank of America Corp.                                            5,529,894   92,791,621             1.7%
    Bank of New York Mellon Corp. (The)                                497,075   20,703,174             0.4%
#   Bank of the Ozarks, Inc.                                               626       31,313             0.0%
#   BankFinancial Corp.                                                 21,475      264,787             0.0%
#   Banner Corp.                                                         7,943      389,763             0.0%
    BB&T Corp.                                                         120,728    4,485,045             0.1%
    BCB Bancorp, Inc.                                                    1,059       10,601             0.0%
    Berkshire Hills Bancorp, Inc.                                       30,747      879,364             0.0%
#*  BofI Holding, Inc.                                                   8,208      656,722             0.0%
#   Capital City Bank Group, Inc.                                       15,389      237,606             0.0%
    Capital One Financial Corp.                                        373,787   29,491,794             0.6%
#*  Cascade Bancorp                                                     15,799       88,632             0.0%
    Cathay General Bancorp                                              17,730      554,949             0.0%
    Centerstate Banks, Inc.                                                747       10,891             0.0%
    Century Bancorp, Inc. Class A                                          495       22,003             0.0%
    Chicopee Bancorp, Inc.                                                 366        6,072             0.0%
    Chubb Corp. (The)                                                   20,149    2,606,273             0.1%
#   Cincinnati Financial Corp.                                          16,626    1,001,384             0.0%
    CIT Group, Inc.                                                     45,907    1,974,001             0.1%
    Citigroup, Inc.                                                  2,143,604  113,975,425             2.1%
#   Citizens Community Bancorp, Inc.                                    10,355       91,952             0.0%
    CME Group, Inc.                                                    414,385   39,146,951             0.7%
    CNA Financial Corp.                                                277,671   10,151,652             0.2%
#   CNO Financial Group, Inc.                                          301,264    5,787,281             0.1%
    Codorus Valley Bancorp, Inc.                                           139        2,857             0.0%
    Comerica, Inc.                                                      16,431      713,105             0.0%
    Community West Bancshares                                              400        2,800             0.0%
#*  Cowen Group, Inc. Class A                                           15,961       67,196             0.0%
    Donegal Group, Inc. Class A                                         13,586      192,242             0.0%
#   Donegal Group, Inc. Class B                                            300        6,029             0.0%
*   E*TRADE Financial Corp.                                             89,699    2,557,318             0.1%
    Eastern Virginia Bankshares, Inc.                                      307        1,986             0.0%
#   EMC Insurance Group, Inc.                                           27,511      687,775             0.0%
#*  Emergent Capital, Inc.                                               3,602       17,866             0.0%
    Endurance Specialty Holdings, Ltd.                                  94,576    5,970,583             0.1%
    Enterprise Financial Services Corp.                                  3,235       91,745             0.0%
    ESSA Bancorp, Inc.                                                   8,217      109,040             0.0%
    Evans Bancorp, Inc.                                                  1,681       42,025             0.0%
    Everest Re Group, Ltd.                                              34,913    6,213,467             0.1%
#*  Farmers Capital Bank Corp.                                             302        8,190             0.0%
#   FBL Financial Group, Inc. Class A                                   24,660    1,551,114             0.0%
    Federal Agricultural Mortgage Corp. Class A                            177        4,558             0.0%
#   Federal Agricultural Mortgage Corp. Class C                          9,200      270,112             0.0%
    Federated National Holding Co.                                      13,665      420,677             0.0%
    Fidelity Southern Corp.                                              7,213      151,112             0.0%
    Fifth Third Bancorp                                                 92,166    1,755,762             0.0%
*   First Acceptance Corp.                                              30,158       85,950             0.0%
#   First American Financial Corp.                                      61,982    2,363,374             0.1%
    First BanCorp                                                       16,138      299,037             0.0%
#   First Business Financial Services, Inc.                                964       23,763             0.0%
#   First Citizens BancShares, Inc. Class A                              8,627    2,209,720             0.1%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                                                              PERCENTAGE
                                                                      SHARES      VALUE+    OF NET ASSETS**
                                                                     --------- ------------ ---------------
Financials -- (Continued)
#   First Commonwealth Financial Corp.                                  30,547 $    280,727             0.0%
#   First Community Bancshares, Inc.                                       183        3,519             0.0%
#   First Defiance Financial Corp.                                      10,880      416,704             0.0%
    First Federal of Northern Michigan Bancorp, Inc.                       900        5,769             0.0%
    First Financial Northwest, Inc.                                     25,371      318,406             0.0%
#   First Merchants Corp.                                               41,623    1,091,771             0.0%
    First Midwest Bancorp, Inc.                                          7,168      127,734             0.0%
    First South Bancorp, Inc.                                            2,278       18,247             0.0%
    FNF Group                                                           46,321    1,634,205             0.0%
*   FNFV Group                                                          15,438      173,523             0.0%
    Fox Chase Bancorp, Inc.                                                351        6,146             0.0%
#*  Genworth Financial, Inc. Class A                                    34,964      163,632             0.0%
#   German American Bancorp, Inc.                                        7,459      233,690             0.0%
#*  Global Indemnity P.L.C.                                              8,282      235,292             0.0%
    Goldman Sachs Group, Inc. (The)                                    209,155   39,216,562             0.7%
#   Great Southern Bancorp, Inc.                                         1,616       78,101             0.0%
    Griffin Industrial Realty, Inc.                                      1,500       38,370             0.0%
    Guaranty Federal Bancshares, Inc.                                    1,684       24,603             0.0%
*   Hallmark Financial Services, Inc.                                   20,834      270,634             0.0%
    Hanover Insurance Group, Inc. (The)                                 88,829    7,483,843             0.2%
    Hartford Financial Services Group, Inc. (The)                      320,787   14,839,607             0.3%
    Heartland Financial USA, Inc.                                          465       17,131             0.0%
    HF Financial Corp.                                                     400        6,456             0.0%
#*  Hilltop Holdings, Inc.                                              26,171      548,806             0.0%
#   Hingham Institution for Savings                                        500       63,705             0.0%
*   HMN Financial, Inc.                                                  3,456       40,539             0.0%
#   Home Bancorp, Inc.                                                     719       18,248             0.0%
#   HopFed Bancorp, Inc.                                                 6,781       79,948             0.0%
#   Horace Mann Educators Corp.                                         58,206    1,992,973             0.1%
    Hudson City Bancorp, Inc.                                           28,191      285,293             0.0%
#   Huntington Bancshares, Inc.                                         70,847      777,192             0.0%
    Iberiabank Corp.                                                       697       42,259             0.0%
#   Independence Holding Co.                                            13,333      180,795             0.0%
#   Infinity Property & Casualty Corp.                                  15,800    1,272,216             0.0%
    Intercontinental Exchange, Inc.                                      1,479      373,300             0.0%
    International Bancshares Corp.                                         800       21,560             0.0%
#   Investment Technology Group, Inc.                                   23,677      379,069             0.0%
    Investors Title Co.                                                  1,169       87,967             0.0%
#   Janus Capital Group, Inc.                                           24,840      385,765             0.0%
    JPMorgan Chase & Co.                                             2,120,954  136,271,294             2.6%
#   Kemper Corp.                                                        46,361    1,656,015             0.0%
    Kentucky First Federal Bancorp                                       2,400       22,416             0.0%
    KeyCorp                                                            526,210    6,535,528             0.1%
    Lake Sunapee Bank Group                                              3,667       52,145             0.0%
    Lakeland Bancorp, Inc.                                               8,740      101,646             0.0%
    Landmark Bancorp, Inc.                                               2,066       54,522             0.0%
    Legg Mason, Inc.                                                    56,555    2,530,836             0.1%
#*  LendingTree, Inc.                                                    5,635      683,864             0.0%
    Leucadia National Corp.                                             35,258      705,513             0.0%
    Lincoln National Corp.                                             360,493   19,289,980             0.4%
    Loews Corp.                                                        243,798    8,888,875             0.2%
    M&T Bank Corp.                                                       4,241      508,284             0.0%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                                                             PERCENTAGE
                                                                      SHARES     VALUE+    OF NET ASSETS**
                                                                     --------- ----------- ---------------
Financials -- (Continued)
    Macatawa Bank Corp.                                                 18,892 $    97,483             0.0%
    Mackinac Financial Corp.                                             6,893      71,136             0.0%
#   Maiden Holdings, Ltd.                                                5,792      90,066             0.0%
#   MainSource Financial Group, Inc.                                    45,000     973,800             0.0%
*   Markel Corp.                                                           101      87,668             0.0%
#   Marlin Business Services Corp.                                      14,241     251,496             0.0%
#   MB Financial, Inc.                                                  19,678     634,419             0.0%
#*  MBIA, Inc.                                                          82,267     617,825             0.0%
*   MBT Financial Corp.                                                 24,724     156,008             0.0%
    Mercantile Bank Corp.                                                4,422      97,549             0.0%
#   Meta Financial Group, Inc.                                           1,083      46,656             0.0%
    MetLife, Inc.                                                    1,125,923  56,724,001             1.1%
    Metro Bancorp, Inc.                                                 26,598     824,006             0.0%
#   MidWestOne Financial Group, Inc.                                       346      10,601             0.0%
    Morgan Stanley                                                   1,476,248  48,671,897             0.9%
    MutualFirst Financial, Inc.                                          2,300      53,866             0.0%
    Nasdaq, Inc.                                                        42,129   2,438,848             0.1%
    National Penn Bancshares, Inc.                                       1,071      12,895             0.0%
    National Western Life Group, Inc. Class A                              900     232,191             0.0%
#*  Navigators Group, Inc. (The)                                         3,685     314,515             0.0%
#   New York Community Bancorp, Inc.                                    54,969     908,088             0.0%
    NewBridge Bancorp                                                   11,413     129,081             0.0%
#*  NewStar Financial, Inc.                                             41,166     434,301             0.0%
#   Northeast Community Bancorp, Inc.                                   15,490     114,316             0.0%
    Northrim BanCorp, Inc.                                               5,734     158,373             0.0%
#   OFG Bancorp                                                         30,191     278,059             0.0%
    Old Republic International Corp.                                   172,923   3,119,531             0.1%
#   Oppenheimer Holdings, Inc. Class A                                   3,097      56,830             0.0%
*   Pacific Mercantile Bancorp                                          13,261      89,910             0.0%
#   PacWest Bancorp                                                      1,076      48,463             0.0%
    Park Sterling Corp.                                                  3,253      23,584             0.0%
    PartnerRe, Ltd.                                                     52,224   7,259,136             0.2%
    People's United Financial, Inc.                                     68,700   1,095,765             0.0%
    Peoples Bancorp of North Carolina, Inc.                                250       4,803             0.0%
#   Peoples Bancorp, Inc.                                               15,923     305,085             0.0%
*   PHH Corp.                                                           54,576     802,267             0.0%
#*  Phoenix Cos., Inc. (The)                                             2,631      90,454             0.0%
#   Pinnacle Financial Partners, Inc.                                   23,924   1,258,881             0.0%
#*  Piper Jaffray Cos.                                                     312      11,098             0.0%
    PNC Financial Services Group, Inc. (The)                            88,465   7,984,851             0.2%
    Popular, Inc.                                                       56,536   1,671,770             0.0%
    Premier Financial Bancorp, Inc.                                      4,434      65,313             0.0%
    Principal Financial Group, Inc.                                    218,754  10,972,701             0.2%
    Provident Financial Holdings, Inc.                                     544       9,324             0.0%
#   Provident Financial Services, Inc.                                  21,059     427,919             0.0%
    Prudential Financial, Inc.                                         497,625  41,054,062             0.8%
    Pulaski Financial Corp.                                              4,550      67,522             0.0%
    Radian Group, Inc.                                                 161,945   2,343,344             0.1%
    Regions Financial Corp.                                          1,302,555  12,178,889             0.2%
    Reinsurance Group of America, Inc.                                 169,166  15,265,540             0.3%
#   RenaissanceRe Holdings, Ltd.                                        12,667   1,388,683             0.0%
    Renasant Corp.                                                      42,102   1,457,992             0.0%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                                                              PERCENTAGE
                                                                     SHARES      VALUE+     OF NET ASSETS**
                                                                     ------- -------------- ---------------
Financials -- (Continued)
#*  Republic First Bancorp, Inc.                                       2,174 $        8,457             0.0%
#   Resource America, Inc. Class A                                    21,051        161,882             0.0%
#   Riverview Bancorp, Inc.                                            1,682          7,939             0.0%
#   Safety Insurance Group, Inc.                                      26,197      1,518,116             0.0%
#   Sandy Spring Bancorp, Inc.                                         9,125        250,938             0.0%
*   Select Bancorp, Inc.                                                 600          4,662             0.0%
#   Selective Insurance Group, Inc.                                   45,200      1,649,348             0.0%
    SI Financial Group, Inc.                                           5,661         71,612             0.0%
#   South State Corp.                                                  8,549        662,548             0.0%
#*  Southern First Bancshares, Inc.                                    1,216         27,846             0.0%
    Southwest Bancorp, Inc.                                           16,974        287,030             0.0%
    StanCorp Financial Group, Inc.                                    15,636      1,793,762             0.0%
#   State Auto Financial Corp.                                        15,100        360,135             0.0%
    State Street Corp.                                                12,833        885,477             0.0%
    Sterling Bancorp                                                  70,552      1,085,795             0.0%
#   Stewart Information Services Corp.                                12,271        492,926             0.0%
*   Stratus Properties, Inc.                                           3,069         52,326             0.0%
    Suffolk Bancorp                                                      205          6,127             0.0%
    SunTrust Banks, Inc.                                             287,532     11,938,329             0.2%
    Symetra Financial Corp.                                           20,319        644,722             0.0%
    Synovus Financial Corp.                                           22,796        721,037             0.0%
    Timberland Bancorp, Inc.                                           2,500         30,325             0.0%
#   Torchmark Corp.                                                    7,000        406,070             0.0%
    Travelers Cos., Inc. (The)                                       132,163     14,919,881             0.3%
#   Trico Bancshares                                                     854         22,511             0.0%
#   Trustmark Corp.                                                    4,194        100,782             0.0%
#   Umpqua Holdings Corp.                                             34,932        583,364             0.0%
*   Unico American Corp.                                               1,900         18,335             0.0%
#   Union Bankshares Corp.                                            37,042        927,902             0.0%
#   United Bankshares, Inc.                                           12,121        479,386             0.0%
    United Financial Bancorp, Inc.                                     9,193        119,325             0.0%
#   United Fire Group, Inc.                                           24,429        908,515             0.0%
*   United Security Bancshares                                           416          2,188             0.0%
#   Unity Bancorp, Inc.                                                3,636         36,724             0.0%
    Unum Group                                                       517,445     17,929,469             0.3%
    Validus Holdings, Ltd.                                             8,958        396,839             0.0%
#   Valley National Bancorp                                              768          8,064             0.0%
    Voya Financial, Inc.                                              14,373        583,113             0.0%
#   Washington Federal, Inc.                                           1,243         31,000             0.0%
    Waterstone Financial, Inc.                                         1,426         18,994             0.0%
    Wells Fargo & Co.                                                 68,870      3,728,622             0.1%
#   WesBanco, Inc.                                                    31,678      1,034,287             0.0%
#   West BanCorp., Inc.                                               13,957        275,790             0.0%
    Westfield Financial, Inc.                                         10,811         84,326             0.0%
#   Wintrust Financial Corp.                                          24,224      1,223,070             0.0%
    WR Berkley Corp.                                                   5,305        296,178             0.0%
    XL Group P.L.C.                                                  240,766      9,168,369             0.2%
#   Zions Bancorporation                                              53,325      1,534,160             0.0%
                                                                             --------------            ----
Total Financials                                                              1,029,981,744            19.3%
                                                                             --------------            ----
Health Care -- (10.7%)
    Aceto Corp.                                                       31,686        955,650             0.0%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                                                                     PERCENTAGE
                                                                              SHARES     VALUE+    OF NET ASSETS**
                                                                             --------- ----------- ---------------
Health Care -- (Continued)
#*          Addus HomeCare Corp.                                                 2,044 $    51,059             0.0%
            Aetna, Inc.                                                        558,462  64,100,268             1.2%
#*          Affymetrix, Inc.                                                    42,297     389,132             0.0%
#*          Albany Molecular Research, Inc.                                     34,587     623,949             0.0%
*           Alere, Inc.                                                         45,800   2,112,296             0.1%
*           Allergan P.L.C.                                                    117,350  36,198,954             0.7%
#*          Amedisys, Inc.                                                      19,727     780,795             0.0%
*           AMN Healthcare Services, Inc.                                        8,600     243,982             0.0%
#*          Amsurg Corp.                                                        30,743   2,154,777             0.1%
#           Analogic Corp.                                                       2,988     261,809             0.0%
#*          AngioDynamics, Inc.                                                 14,354     180,573             0.0%
#*          Anika Therapeutics, Inc.                                            14,671     565,127             0.0%
            Anthem, Inc.                                                       504,640  70,220,656             1.3%
*           Arrhythmia Research Technology, Inc.                                 1,200       7,452             0.0%
#*          BioScrip, Inc.                                                      22,765      44,847             0.0%
#*          BioTelemetry, Inc.                                                   5,328      69,371             0.0%
*           Boston Scientific Corp.                                          1,204,199  22,012,758             0.4%
#*          Brookdale Senior Living, Inc.                                        4,785     100,054             0.0%
#*          Cambrex Corp.                                                       43,567   2,002,775             0.0%
            Cigna Corp.                                                         42,954   5,757,554             0.1%
#*          Community Health Systems, Inc.                                     105,314   2,953,005             0.1%
#           CONMED Corp.                                                        43,239   1,753,774             0.0%
#           Cooper Cos., Inc. (The)                                             13,956   2,126,336             0.1%
*           Cross Country Healthcare, Inc.                                       7,595     102,532             0.0%
#           CryoLife, Inc.                                                      17,502     184,471             0.0%
#*          Cumberland Pharmaceuticals, Inc.                                    23,319     144,578             0.0%
#*          Cutera, Inc.                                                        23,174     314,471             0.0%
#*          Cynosure, Inc. Class A                                               8,077     304,018             0.0%
            Digirad Corp.                                                       26,711     158,129             0.0%
#*          Emergent Biosolutions, Inc.                                          8,678     278,998             0.0%
#*          Enzo Biochem, Inc.                                                  41,397     153,997             0.0%
*           Exactech, Inc.                                                       3,390      57,732             0.0%
*           Express Scripts Holding Co.                                        501,076  43,282,945             0.8%
*           Five Star Quality Care, Inc.                                        28,953      94,676             0.0%
#*          Genesis Healthcare, Inc.                                             9,380      46,525             0.0%
#*          Greatbatch, Inc.                                                    41,672   2,227,368             0.1%
#*          Hanger, Inc.                                                        16,897     243,655             0.0%
#*          Harvard Bioscience, Inc.                                            32,107      94,395             0.0%
*           Health Net, Inc.                                                    44,958   2,889,001             0.1%
#*          Healthways, Inc.                                                    37,281     438,797             0.0%
*           Hologic, Inc.                                                      305,036  11,853,699             0.2%
            Humana, Inc.                                                       236,814  42,302,085             0.8%
#*          Impax Laboratories, Inc.                                             4,700     162,761             0.0%
#           Invacare Corp.                                                       7,330     126,662             0.0%
            Kewaunee Scientific Corp.                                            1,631      27,107             0.0%
#           Kindred Healthcare, Inc.                                            56,891     762,339             0.0%
#           LeMaitre Vascular, Inc.                                              5,100      67,932             0.0%
#*          LHC Group, Inc.                                                      1,418      63,902             0.0%
*           LifePoint Hospitals, Inc.                                           82,208   5,662,487             0.1%
*           Magellan Health, Inc.                                               17,899     955,807             0.0%
#*          MedAssets, Inc.                                                     44,682   1,058,070             0.0%
(degrees)*  MedCath Corp.                                                       29,240          --             0.0%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                                                              PERCENTAGE
                                                                      SHARES      VALUE+    OF NET ASSETS**
                                                                     --------- ------------ ---------------
Health Care -- (Continued)
    Medtronic P.L.C.                                                   324,690 $ 24,001,085             0.5%
#*  Merit Medical Systems, Inc.                                         13,395      248,343             0.0%
*   Misonix, Inc.                                                        3,362       37,453             0.0%
#*  Molina Healthcare, Inc.                                             24,941    1,546,342             0.0%
#   National Healthcare Corp.                                            6,484      423,276             0.0%
#*  Natus Medical, Inc.                                                 15,698      714,730             0.0%
#*  NuVasive, Inc.                                                       2,045       96,442             0.0%
#*  Omnicell, Inc.                                                      35,405      963,016             0.0%
    PerkinElmer, Inc.                                                   76,500    3,950,460             0.1%
    Pfizer, Inc.                                                     4,448,466  150,447,120             2.8%
*   PharMerica Corp.                                                    33,305      951,524             0.0%
#*  Prestige Brands Holdings, Inc.                                     111,489    5,464,076             0.1%
#*  Repligen Corp.                                                      21,271      707,048             0.0%
#*  RTI Surgical, Inc.                                                  73,086      307,327             0.0%
#*  SciClone Pharmaceuticals, Inc.                                      13,028       99,273             0.0%
#   Select Medical Holdings Corp.                                       42,204      476,905             0.0%
*   SunLink Health Systems, Inc.                                         1,750        2,975             0.0%
#*  SurModics, Inc.                                                      5,593      119,299             0.0%
*   Symmetry Surgical, Inc.                                             19,262      163,727             0.0%
#   Teleflex, Inc.                                                      37,223    4,950,659             0.1%
    Thermo Fisher Scientific, Inc.                                     499,520   65,327,226             1.2%
#*  Triple-S Management Corp. Class B                                   20,684      425,884             0.0%
    UnitedHealth Group, Inc.                                            89,716   10,566,750             0.2%
#   Universal American Corp.                                            84,328      629,087             0.0%
*   VCA, Inc.                                                           69,140    3,786,798             0.1%
#*  WellCare Health Plans, Inc.                                         18,375    1,628,025             0.0%
#*  Wright Medical Group NV                                              5,134       99,240             0.0%
    Zoetis, Inc.                                                        65,996    2,838,488             0.1%
                                                                               ------------            ----
Total Health Care                                                               610,698,670            11.4%
                                                                               ------------            ----
Industrials -- (12.4%)
    AAR Corp.                                                           32,906      746,637             0.0%
#   ABM Industries, Inc.                                                64,500    1,831,800             0.0%
    Acme United Corp.                                                    1,030       16,841             0.0%
#   Actuant Corp. Class A                                               44,986    1,025,681             0.0%
#   ADT Corp. (The)                                                    189,445    6,259,263             0.1%
#*  AECOM                                                               55,835    1,645,457             0.0%
*   Aegion Corp.                                                        42,549      820,770             0.0%
#*  Aerovironment, Inc.                                                 35,065      808,950             0.0%
#   AGCO Corp.                                                          58,973    2,853,703             0.1%
#*  Air Transport Services Group, Inc.                                   6,308       61,755             0.0%
#   Alamo Group, Inc.                                                   22,751    1,067,477             0.0%
    Alaska Air Group, Inc.                                             105,252    8,025,465             0.2%
#   Albany International Corp. Class A                                  20,551      772,101             0.0%
    AMERCO                                                              29,431   11,958,110             0.2%
#*  Ameresco, Inc. Class A                                                 981        6,357             0.0%
#   American Railcar Industries, Inc.                                   20,003    1,154,573             0.0%
    Apogee Enterprises, Inc.                                            36,374    1,801,604             0.0%
    ArcBest Corp.                                                       12,135      314,297             0.0%
#   Argan, Inc.                                                             21          776             0.0%
#   Astec Industries, Inc.                                              22,925      745,063             0.0%
#*  Atlas Air Worldwide Holdings, Inc.                                  36,746    1,515,405             0.0%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                                                             PERCENTAGE
                                                                      SHARES     VALUE+    OF NET ASSETS**
                                                                     --------- ----------- ---------------
Industrials -- (Continued)
*   Avis Budget Group, Inc.                                             94,608 $ 4,724,724             0.1%
#   Barnes Group, Inc.                                                  36,400   1,368,276             0.0%
#   Barrett Business Services, Inc.                                      1,149      56,278             0.0%
*   BlueLinx Holdings, Inc.                                             17,052      11,936             0.0%
#   Brady Corp. Class A                                                 38,500     875,875             0.0%
#   Briggs & Stratton Corp.                                             41,033     729,156             0.0%
#*  Builders FirstSource, Inc.                                          12,182     143,991             0.0%
*   CAI International, Inc.                                             17,082     198,493             0.0%
#*  Casella Waste Systems, Inc. Class A                                  5,201      31,570             0.0%
#   Caterpillar, Inc.                                                   99,317   7,249,148             0.1%
#*  CBIZ, Inc.                                                          38,149     410,102             0.0%
#   CDI Corp.                                                           26,779     214,232             0.0%
#   Ceco Environmental Corp.                                             3,773      33,655             0.0%
#   Celadon Group, Inc.                                                 24,642     356,816             0.0%
#   Chicago Rivet & Machine Co.                                            700      18,333             0.0%
#   CIRCOR International, Inc.                                          10,019     460,072             0.0%
#   Columbus McKinnon Corp.                                             17,542     327,860             0.0%
    Comfort Systems USA, Inc.                                           44,560   1,422,801             0.0%
    Compx International, Inc.                                              500       5,620             0.0%
#   Covanta Holding Corp.                                               94,292   1,580,334             0.0%
#*  Covenant Transportation Group, Inc. Class A                          7,080     136,644             0.0%
*   CPI Aerostructures, Inc.                                             4,626      39,321             0.0%
*   CRA International, Inc.                                              7,613     178,144             0.0%
    CSX Corp.                                                        1,242,950  33,547,220             0.6%
    Curtiss-Wright Corp.                                                46,353   3,224,315             0.1%
*   DigitalGlobe, Inc.                                                  21,971     328,027             0.0%
    Douglas Dynamics, Inc.                                              30,234     663,334             0.0%
*   Ducommun, Inc.                                                      12,645     273,638             0.0%
#*  Dycom Industries, Inc.                                              39,867   3,033,480             0.1%
#   Dynamic Materials Corp.                                              1,436      10,239             0.0%
    Eastern Co. (The)                                                   10,193     170,937             0.0%
    Eaton Corp. P.L.C.                                                  98,845   5,526,424             0.1%
    EMCOR Group, Inc.                                                   50,540   2,440,071             0.1%
#   Encore Wire Corp.                                                   19,966     853,946             0.0%
#*  Energy Recovery, Inc.                                                1,783      12,784             0.0%
#   EnerSys                                                             43,239   2,637,147             0.1%
#   Engility Holdings, Inc.                                              7,988     257,134             0.0%
#   Ennis, Inc.                                                         48,483     971,114             0.0%
#   EnPro Industries, Inc.                                              17,635     866,055             0.0%
#   ESCO Technologies, Inc.                                             17,601     652,821             0.0%
    Espey Manufacturing & Electronics Corp.                              1,671      42,109             0.0%
#   Essendant, Inc.                                                     24,021     830,406             0.0%
#*  Esterline Technologies Corp.                                        44,968   3,464,784             0.1%
#   Federal Signal Corp.                                               141,916   2,137,255             0.1%
    FedEx Corp.                                                        142,324  22,209,660             0.4%
#   Fortune Brands Home & Security, Inc.                               149,626   7,829,929             0.2%
*   Franklin Covey Co.                                                   3,046      52,178             0.0%
#   FreightCar America, Inc.                                             9,404     170,965             0.0%
#*  FTI Consulting, Inc.                                                25,736     875,281             0.0%
*   Furmanite Corp.                                                     31,044     215,756             0.0%
#   G&K Services, Inc. Class A                                          29,714   1,955,775             0.1%
#   GATX Corp.                                                          65,445   3,056,282             0.1%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                                                              PERCENTAGE
                                                                      SHARES      VALUE+    OF NET ASSETS**
                                                                     --------- ------------ ---------------
Industrials -- (Continued)
#*  Genco Shipping & Trading, Ltd.                                           8 $         19             0.0%
#*  Gencor Industries, Inc.                                              8,766       84,855             0.0%
    General Dynamics Corp.                                              15,017    2,231,226             0.1%
    General Electric Co.                                             5,637,788  163,044,829             3.1%
#*  Genesee & Wyoming, Inc. Class A                                      1,200       80,520             0.0%
*   Gibraltar Industries, Inc.                                          24,203      612,820             0.0%
*   GP Strategies Corp.                                                 18,583      466,247             0.0%
#   Granite Construction, Inc.                                          27,179      892,558             0.0%
#*  Great Lakes Dredge & Dock Corp.                                     69,820      279,280             0.0%
#   Greenbrier Cos., Inc. (The)                                         22,451      854,036             0.0%
#   Griffon Corp.                                                       67,323    1,156,609             0.0%
    H&E Equipment Services, Inc.                                        59,629    1,151,436             0.0%
#*  Hawaiian Holdings, Inc.                                             18,070      627,029             0.0%
#   Heidrick & Struggles International, Inc.                            18,234      484,295             0.0%
*   Hertz Global Holdings, Inc.                                        278,411    5,429,014             0.1%
#*  Hill International, Inc.                                            27,154       91,781             0.0%
    Huntington Ingalls Industries, Inc.                                 47,666    5,717,060             0.1%
    Hurco Cos., Inc.                                                     7,910      212,542             0.0%
*   Huron Consulting Group, Inc.                                         4,001      193,248             0.0%
#   Hyster-Yale Materials Handling, Inc.                                12,246      716,636             0.0%
#*  ICF International, Inc.                                             31,660      971,012             0.0%
    Ingersoll-Rand P.L.C.                                              213,109   12,628,839             0.3%
    Insteel Industries, Inc.                                            17,578      375,993             0.0%
#   International Shipholding Corp.                                      7,348       14,916             0.0%
*   JetBlue Airways Corp.                                              324,893    8,070,342             0.2%
    Kadant, Inc.                                                         5,786      237,920             0.0%
    KAR Auction Services, Inc.                                          18,100      695,040             0.0%
    KBR, Inc.                                                            3,600       66,384             0.0%
#   Kennametal, Inc.                                                     1,000       28,120             0.0%
*   Key Technology, Inc.                                                 3,199       35,797             0.0%
    Kimball International, Inc. Class B                                 31,258      341,337             0.0%
    Korn/Ferry International                                            33,148    1,205,593             0.0%
#*  Kratos Defense & Security Solutions, Inc.                            2,711       13,528             0.0%
    L-3 Communications Holdings, Inc.                                  100,470   12,699,408             0.3%
#*  Lawson Products, Inc.                                                8,847      230,110             0.0%
#   LB Foster Co. Class A                                                6,682       98,426             0.0%
#*  LMI Aerospace, Inc.                                                 13,807      144,835             0.0%
    LS Starrett Co. (The) Class A                                        4,097       48,959             0.0%
    LSI Industries, Inc.                                                27,715      297,659             0.0%
#*  Lydall, Inc.                                                        14,605      499,929             0.0%
    Manpowergroup, Inc.                                                 22,886    2,100,477             0.1%
#   Marten Transport, Ltd.                                              47,782      783,147             0.0%
    Matson, Inc.                                                        62,316    2,855,942             0.1%
#   Matthews International Corp. Class A                                12,387      715,102             0.0%
#   McGrath RentCorp                                                    17,552      527,438             0.0%
*   Mfri, Inc.                                                           8,900       50,196             0.0%
#   Miller Industries, Inc.                                             20,099      455,845             0.0%
#   Mobile Mini, Inc.                                                   54,461    1,864,745             0.0%
*   Moog, Inc. Class A                                                  35,339    2,182,537             0.1%
#   Mueller Industries, Inc.                                            30,912      974,346             0.0%
#   Mueller Water Products, Inc. Class A                               185,957    1,636,422             0.0%
#   Multi-Color Corp.                                                      308       23,975             0.0%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                                                           PERCENTAGE
                                                                     SHARES    VALUE+    OF NET ASSETS**
                                                                     ------- ----------- ---------------
Industrials -- (Continued)
#*  MYR Group, Inc.                                                   19,582 $   440,595             0.0%
    National Presto Industries, Inc.                                     571      50,277             0.0%
*   Navigant Consulting, Inc.                                         12,297     211,508             0.0%
    Nielsen Holdings P.L.C.                                           16,256     772,323             0.0%
#*  NL Industries, Inc.                                               47,751     166,651             0.0%
#   NN, Inc.                                                          18,396     253,865             0.0%
    Norfolk Southern Corp.                                           545,229  43,634,677             0.8%
    Northrop Grumman Corp.                                           175,493  32,948,811             0.6%
#*  Northwest Pipe Co.                                                 6,690      88,375             0.0%
#*  NOW, Inc.                                                         62,737   1,035,788             0.0%
*   On Assignment, Inc.                                               53,951   2,433,730             0.1%
    Orbital ATK, Inc.                                                 56,610   4,846,948             0.1%
#   Oshkosh Corp.                                                     14,466     594,408             0.0%
    Owens Corning                                                    149,300   6,797,629             0.1%
#*  PAM Transportation Services, Inc.                                 15,437     551,255             0.0%
#   Pentair P.L.C.                                                   117,934   6,594,869             0.1%
#   Powell Industries, Inc.                                            7,529     250,866             0.0%
#*  PowerSecure International, Inc.                                   19,459     242,459             0.0%
    Precision Castparts Corp.                                          6,312   1,456,873             0.0%
    Providence and Worcester Railroad Co.                                850      13,617             0.0%
    Quad/Graphics, Inc.                                                2,390      30,831             0.0%
#   Quanex Building Products Corp.                                    21,431     404,403             0.0%
#*  Quanta Services, Inc.                                            168,307   3,384,654             0.1%
    Raytheon Co.                                                      96,954  11,382,400             0.2%
    RCM Technologies, Inc.                                            20,293     103,697             0.0%
    Regal Beloit Corp.                                                16,070   1,025,105             0.0%
#*  Republic Airways Holdings, Inc.                                   48,736     280,719             0.0%
    Republic Services, Inc.                                          429,755  18,797,484             0.4%
#   Resources Connection, Inc.                                        25,955     465,892             0.0%
*   Roadrunner Transportation Systems, Inc.                              879       9,353             0.0%
#*  Rush Enterprises, Inc. Class A                                    32,603     794,861             0.0%
#*  Rush Enterprises, Inc. Class B                                    18,522     420,079             0.0%
#   Ryder System, Inc.                                                89,844   6,449,002             0.1%
#*  Saia, Inc.                                                         8,925     210,719             0.0%
    SIFCO Industries, Inc.                                             6,623      82,655             0.0%
#   SkyWest, Inc.                                                     38,506     733,154             0.0%
*   SL Industries, Inc.                                                  300      10,050             0.0%
    Southwest Airlines Co.                                           645,761  29,892,277             0.6%
#*  Sparton Corp.                                                      9,132     214,876             0.0%
    SPX Corp.                                                         12,803     156,837             0.0%
#*  SPX FLOW, Inc.                                                    12,803     434,022             0.0%
#   Standex International Corp.                                       22,341   2,004,435             0.1%
    Stanley Black & Decker, Inc.                                     154,919  16,418,316             0.3%
    Steelcase, Inc. Class A                                           55,469   1,076,653             0.0%
    Supreme Industries, Inc. Class A                                   1,433      11,464             0.0%
#*  TAL International Group, Inc.                                     24,053     407,939             0.0%
#   Terex Corp.                                                       27,578     553,215             0.0%
#   Tetra Tech, Inc.                                                  45,222   1,216,472             0.0%
*   Titan Machinery, Inc.                                              2,883      35,259             0.0%
#*  TRC Cos., Inc.                                                    23,870     246,577             0.0%
#   Trinity Industries, Inc.                                         183,814   4,975,845             0.1%
    Triumph Group, Inc.                                               57,456   2,676,300             0.1%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                                                            PERCENTAGE
                                                                     SHARES     VALUE+    OF NET ASSETS**
                                                                     ------- ------------ ---------------
Industrials -- (Continued)
#*  Tutor Perini Corp.                                                33,844 $    567,902             0.0%
#   Twin Disc, Inc.                                                      900       10,602             0.0%
    Tyco International P.L.C.                                        240,619    8,768,156             0.2%
*   Ultralife Corp.                                                    3,309       22,435             0.0%
#   UniFirst Corp.                                                    18,705    1,965,334             0.1%
    Union Pacific Corp.                                              888,128   79,354,237             1.5%
    Universal Forest Products, Inc.                                   31,800    2,309,634             0.1%
#*  USA Truck, Inc.                                                   15,105      274,609             0.0%
*   Vectrus, Inc.                                                      4,069      101,196             0.0%
#*  Veritiv Corp.                                                      9,437      396,354             0.0%
#*  Versar, Inc.                                                       5,526       18,015             0.0%
    Viad Corp.                                                        23,193      698,341             0.0%
#*  Virco Manufacturing Corp.                                         12,601       45,616             0.0%
#   VSE Corp.                                                            305       17,525             0.0%
    Waste Connections, Inc.                                            2,800      152,544             0.0%
#   Watts Water Technologies, Inc. Class A                            53,615    2,918,801             0.1%
#   Werner Enterprises, Inc.                                          34,105      902,418             0.0%
#*  Wesco Aircraft Holdings, Inc.                                      6,228       77,601             0.0%
#*  WESCO International, Inc.                                         11,687      571,845             0.0%
*   Willdan Group, Inc.                                                1,000       11,110             0.0%
*   Willis Lease Finance Corp.                                         6,713      104,723             0.0%
#*  XPO Logistics, Inc.                                               12,216      339,116             0.0%
                                                                             ------------            ----
Total Industrials                                                             707,434,074            13.2%
                                                                             ------------            ----
Information Technology -- (8.0%)
#   Activision Blizzard, Inc.                                        982,162   34,139,951             0.7%
*   Actua Corp.                                                        1,184       16,398             0.0%
#*  Acxiom Corp.                                                       7,769      171,850             0.0%
#*  Advanced Energy Industries, Inc.                                  34,960      988,669             0.0%
#*  Agilysys, Inc.                                                    16,899      192,142             0.0%
#*  Alpha & Omega Semiconductor, Ltd.                                    419        3,721             0.0%
#*  Amtech Systems, Inc.                                               6,195       31,904             0.0%
#*  ANADIGICS, Inc.                                                    6,921        1,592             0.0%
#*  ARRIS Group, Inc.                                                140,787    3,978,641             0.1%
*   Arrow Electronics, Inc.                                          182,170   10,017,528             0.2%
    Astro-Med, Inc.                                                    6,285       82,836             0.0%
    Avnet, Inc.                                                      139,400    6,332,942             0.1%
#   AVX Corp.                                                        172,540    2,329,290             0.1%
*   Aware, Inc.                                                       14,326       46,273             0.0%
#*  Axcelis Technologies, Inc.                                           700        1,960             0.0%
*   AXT, Inc.                                                         20,506       45,113             0.0%
#   Bel Fuse, Inc. Class A                                             3,874       61,597             0.0%
#   Bel Fuse, Inc. Class B                                            11,837      213,421             0.0%
#*  Benchmark Electronics, Inc.                                       62,063    1,227,606             0.0%
    Black Box Corp.                                                   18,611      227,240             0.0%
*   Blackhawk Network Holdings, Inc.                                  25,926    1,103,929             0.0%
#*  Blucora, Inc.                                                     81,156      795,329             0.0%
    Brocade Communications Systems, Inc.                             461,513    4,808,965             0.1%
#   Brooks Automation, Inc.                                           50,847      561,351             0.0%
*   Bsquare Corp.                                                      4,065       44,227             0.0%
*   CACI International, Inc. Class A                                  24,830    2,409,503             0.1%
*   Calix, Inc.                                                       16,027      112,029             0.0%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                                                             PERCENTAGE
                                                                      SHARES     VALUE+    OF NET ASSETS**
                                                                     --------- ----------- ---------------
Information Technology -- (Continued)
#*  Cascade Microtech, Inc.                                             24,071 $   368,768             0.0%
#   Checkpoint Systems, Inc.                                            27,235     203,718             0.0%
#*  CIBER, Inc.                                                         34,165     121,969             0.0%
    Cisco Systems, Inc.                                              2,617,806  75,523,703             1.4%
#   Cohu, Inc.                                                          28,915     364,040             0.0%
    Communications Systems, Inc.                                        11,639      94,392             0.0%
    Computer Sciences Corp.                                            161,200  10,734,308             0.2%
#   Comtech Telecommunications Corp.                                    15,569     376,147             0.0%
    Concurrent Computer Corp.                                           13,740      68,288             0.0%
#   Convergys Corp.                                                    197,364   5,066,334             0.1%
*   CoreLogic, Inc.                                                     96,545   3,763,324             0.1%
#   Corning, Inc.                                                      816,154  15,180,464             0.3%
#*  Cray, Inc.                                                          12,866     381,220             0.0%
    CSP, Inc.                                                            2,414      13,567             0.0%
#   CTS Corp.                                                           66,936   1,216,897             0.0%
*   CyberOptics Corp.                                                    7,734      54,447             0.0%
#*  Cypress Semiconductor Corp.                                         52,022     548,312             0.0%
*   Datalink Corp.                                                      28,408     207,378             0.0%
*   Digi International, Inc.                                            25,438     328,150             0.0%
#*  Diodes, Inc.                                                         4,709     107,836             0.0%
#*  DSP Group, Inc.                                                     46,713     471,801             0.0%
#   EarthLink Holdings Corp.                                            83,735     715,934             0.0%
*   EchoStar Corp. Class A                                              23,551   1,055,791             0.0%
*   Edgewater Technology, Inc.                                          13,603     108,008             0.0%
#   Electro Rent Corp.                                                  24,062     249,764             0.0%
    Electro Scientific Industries, Inc.                                  6,085      28,417             0.0%
*   Electronics for Imaging, Inc.                                       58,110   2,698,628             0.1%
    EMC Corp.                                                          342,124   8,970,491             0.2%
*   Emcore Corp.                                                           744       5,089             0.0%
#*  EnerNOC, Inc.                                                       13,197     103,464             0.0%
#*  Entegris, Inc.                                                         300       3,849             0.0%
    EPIQ Systems, Inc.                                                  23,453     323,651             0.0%
*   ePlus, Inc.                                                          8,745     738,253             0.0%
#*  Euronet Worldwide, Inc.                                             23,278   1,867,827             0.1%
#*  Exar Corp.                                                          51,341     292,130             0.0%
#*  Fabrinet                                                             4,055      87,872             0.0%
#*  Fairchild Semiconductor International, Inc.                        118,008   1,968,373             0.1%
    Fidelity National Information Services, Inc.                       151,857  11,073,412             0.2%
#*  Finisar Corp.                                                       61,526     699,551             0.0%
*   First Solar, Inc.                                                   28,266   1,613,141             0.0%
#*  FormFactor, Inc.                                                    30,568     251,880             0.0%
*   Frequency Electronics, Inc.                                         16,953     185,127             0.0%
*   GSE Systems, Inc.                                                   10,238      13,924             0.0%
#*  GSI Technology, Inc.                                                 5,863      24,742             0.0%
    Hackett Group, Inc. (The)                                           53,321     793,417             0.0%
#*  Harmonic, Inc.                                                      22,962     132,261             0.0%
    HP, Inc.                                                           810,974  21,863,859             0.4%
#*  Hutchinson Technology, Inc.                                         13,656      23,898             0.0%
    IAC/InterActiveCorp                                                125,298   8,396,219             0.2%
#*  ID Systems, Inc.                                                    17,291      60,864             0.0%
#*  Identiv, Inc.                                                        1,017       2,614             0.0%
    Ingram Micro, Inc. Class A                                         277,679   8,269,281             0.2%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                                                             PERCENTAGE
                                                                      SHARES     VALUE+    OF NET ASSETS**
                                                                     --------- ----------- ---------------
Information Technology -- (Continued)
*   Insight Enterprises, Inc.                                           42,100 $ 1,069,340             0.0%
*   Integrated Device Technology, Inc.                                 155,683   3,969,917             0.1%
    Integrated Silicon Solution, Inc.                                   42,178     948,161             0.0%
    Intel Corp.                                                      1,924,139  65,151,347             1.2%
#*  Internap Corp.                                                      32,386     218,929             0.0%
#   Intersil Corp. Class A                                             119,798   1,623,263             0.0%
#*  Intevac, Inc.                                                        4,144      20,306             0.0%
*   IntriCon Corp.                                                       2,835      23,190             0.0%
#*  Itron, Inc.                                                         33,397   1,226,672             0.0%
    IXYS Corp.                                                           3,055      38,065             0.0%
    Juniper Networks, Inc.                                             212,100   6,657,819             0.1%
*   Key Tronic Corp.                                                    17,623     146,800             0.0%
#*  Kimball Electronics, Inc.                                           23,443     267,016             0.0%
*   Kulicke & Soffa Industries, Inc.                                    71,688     759,893             0.0%
#*  KVH Industries, Inc.                                                19,858     194,608             0.0%
#*  Lattice Semiconductor Corp.                                        108,469     496,788             0.0%
#   Lexmark International, Inc. Class A                                 35,849   1,164,734             0.0%
#*  Limelight Networks, Inc.                                            18,463      37,665             0.0%
#   ManTech International Corp. Class A                                  2,048      59,187             0.0%
#   Marvell Technology Group, Ltd.                                     166,418   1,366,292             0.0%
#*  Maxwell Technologies, Inc.                                           2,521      15,126             0.0%
#   Mentor Graphics Corp.                                               35,620     968,864             0.0%
*   Mercury Systems, Inc.                                                2,055      35,264             0.0%
    Methode Electronics, Inc.                                           79,272   2,642,136             0.1%
#*  Micron Technology, Inc.                                            758,908  12,567,517             0.3%
#   MKS Instruments, Inc.                                               61,200   2,156,688             0.1%
    MOCON, Inc.                                                            700       9,597             0.0%
#*  ModusLink Global Solutions, Inc.                                    68,955     199,280             0.0%
    NCI, Inc. Class A                                                      686      10,660             0.0%
*   NETGEAR, Inc.                                                          428      17,719             0.0%
*   Newport Corp.                                                       64,756     978,463             0.0%
#*  Novatel Wireless, Inc.                                              10,953      23,549             0.0%
*   OmniVision Technologies, Inc.                                       37,132   1,072,001             0.0%
    Optical Cable Corp.                                                 10,793      33,782             0.0%
#*  PAR Technology Corp.                                                12,896      67,833             0.0%
#   Park Electrochemical Corp.                                           1,642      26,830             0.0%
#   PC Connection, Inc.                                                 39,267     912,565             0.0%
    PC-Tel, Inc.                                                        30,854     176,331             0.0%
*   PCM, Inc.                                                           10,471      97,066             0.0%
*   Perceptron, Inc.                                                     8,428      67,003             0.0%
    Pericom Semiconductor Corp.                                         37,284     650,606             0.0%
#*  Photronics, Inc.                                                    79,712     764,438             0.0%
*   Planar Systems, Inc.                                                 3,449      21,487             0.0%
#*  Plexus Corp.                                                        10,626     367,872             0.0%
#*  PMC-Sierra, Inc.                                                   102,988   1,227,617             0.0%
*   Polycom, Inc.                                                       36,977     509,543             0.0%
*   Qorvo, Inc.                                                         24,909   1,094,252             0.0%
*   Qualstar Corp.                                                       2,118       2,499             0.0%
#*  Rambus, Inc.                                                         1,069      11,032             0.0%
#*  RealNetworks, Inc.                                                  17,952      69,654             0.0%
    Reis, Inc.                                                          13,511     328,858             0.0%
#   RF Industries, Ltd.                                                  2,823      12,732             0.0%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                                                              PERCENTAGE
                                                                      SHARES      VALUE+    OF NET ASSETS**
                                                                     --------- ------------ ---------------
Information Technology -- (Continued)
    Richardson Electronics, Ltd.                                        22,324 $    133,944             0.0%
#*  Rofin-Sinar Technologies, Inc.                                       4,978      144,163             0.0%
#*  Rogers Corp.                                                         7,543      350,900             0.0%
#*  Rovi Corp.                                                          19,000      173,850             0.0%
#*  Rudolph Technologies, Inc.                                          16,097      205,881             0.0%
#   SanDisk Corp.                                                       13,097    1,008,469             0.0%
#*  Sanmina Corp.                                                       39,846      823,617             0.0%
#*  ScanSource, Inc.                                                    14,745      508,850             0.0%
#*  Seachange International, Inc.                                        8,687       56,205             0.0%
*   ShoreTel, Inc.                                                       3,200       30,208             0.0%
#*  Sonus Networks, Inc.                                                 6,622       43,771             0.0%
    SS&C Technologies Holdings, Inc.                                    25,793    1,912,551             0.1%
*   StarTek, Inc.                                                       22,913       82,487             0.0%
#*  SunPower Corp.                                                      18,322      491,762             0.0%
#*  Super Micro Computer, Inc.                                           5,886      166,044             0.0%
#*  support.com, Inc.                                                   15,100       17,516             0.0%
*   Sykes Enterprises, Inc.                                             20,292      588,468             0.0%
#   SYNNEX Corp.                                                        55,900    4,943,796             0.1%
*   Synopsys, Inc.                                                       4,200      209,916             0.0%
#*  Tech Data Corp.                                                     82,952    6,038,076             0.1%
*   TeleCommunication Systems, Inc. Class A                             42,347      173,199             0.0%
#*  Telenav, Inc.                                                        9,865       71,028             0.0%
#   Teradyne, Inc.                                                      26,789      522,921             0.0%
    Tessco Technologies, Inc.                                            8,689      189,768             0.0%
    Tessera Technologies, Inc.                                          48,635    1,700,766             0.0%
    TheStreet, Inc.                                                      2,840        4,090             0.0%
#*  TTM Technologies, Inc.                                              55,241      403,259             0.0%
#*  United Online, Inc.                                                 17,780      207,670             0.0%
#*  Veeco Instruments, Inc.                                             15,978      287,924             0.0%
#*  Virtusa Corp.                                                       30,064    1,726,576             0.1%
#   Vishay Intertechnology, Inc.                                       151,731    1,608,349             0.0%
*   Vishay Precision Group, Inc.                                        16,480      193,310             0.0%
    Western Digital Corp.                                              212,781   14,218,026             0.3%
#*  Xcerra Corp.                                                        20,165      139,945             0.0%
    Xerox Corp.                                                      1,036,475    9,732,500             0.2%
*   XO Group, Inc.                                                       6,284       95,077             0.0%
*   Yahoo!, Inc.                                                     1,048,770   37,357,187             0.7%
                                                                               ------------             ---
Total Information Technology                                                    456,903,726             8.5%
                                                                               ------------             ---
Materials -- (2.3%)
    A Schulman, Inc.                                                    32,960    1,182,934             0.0%
#   Alcoa, Inc.                                                        995,255    8,887,627             0.2%
#   Allegheny Technologies, Inc.                                        22,777      334,822             0.0%
#*  AM Castle & Co.                                                     24,982       59,707             0.0%
    Ampco-Pittsburgh Corp.                                               4,007       46,441             0.0%
    Ashland, Inc.                                                      112,560   12,350,083             0.2%
    Axiall Corp.                                                        26,423      535,066             0.0%
    Bemis Co., Inc.                                                     25,154    1,151,550             0.0%
    Cabot Corp.                                                         46,280    1,663,303             0.0%
#*  Century Aluminum Co.                                                15,822       57,276             0.0%
*   Chemtura Corp.                                                      49,368    1,576,814             0.0%
*   Clearwater Paper Corp.                                              16,822      848,333             0.0%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                                                                    PERCENTAGE
                                                                             SHARES     VALUE+    OF NET ASSETS**
                                                                             ------- ------------ ---------------
Materials -- (Continued)
#           Commercial Metals Co.                                             85,208 $  1,224,439             0.0%
#*          Core Molding Technologies, Inc.                                   11,847      237,414             0.0%
#           Cytec Industries, Inc.                                           129,400    9,629,948             0.2%
            Domtar Corp.                                                       8,107      334,333             0.0%
            Dow Chemical Co. (The)                                            11,060      571,470             0.0%
#           Freeport-McMoRan, Inc.                                           327,519    3,854,899             0.1%
            Friedman Industries, Inc.                                         13,926       83,417             0.0%
#           FutureFuel Corp.                                                   6,104       94,063             0.0%
            Graphic Packaging Holding Co.                                    154,000    2,180,640             0.1%
#           Greif, Inc. Class A                                                4,885      160,130             0.0%
#*          Headwaters, Inc.                                                   1,311       26,941             0.0%
#*          Horsehead Holding Corp.                                           49,015      139,203             0.0%
#           Huntsman Corp.                                                    50,242      661,687             0.0%
            International Paper Co.                                          493,615   21,072,424             0.4%
            Kaiser Aluminum Corp.                                             27,181    2,209,543             0.1%
#           KapStone Paper and Packaging Corp.                                80,984    1,761,402             0.0%
*           Kraton Performance Polymers, Inc.                                  5,435      110,820             0.0%
#*          Louisiana-Pacific Corp.                                          173,457    3,063,251             0.1%
#           Martin Marietta Materials, Inc.                                   23,633    3,666,660             0.1%
#           Materion Corp.                                                    18,497      557,685             0.0%
            Mercer International, Inc.                                        21,725      234,630             0.0%
#           Minerals Technologies, Inc.                                       34,280    2,020,463             0.1%
            Mosaic Co. (The)                                                  17,274      583,688             0.0%
#           Myers Industries, Inc.                                            57,792      902,133             0.0%
#           Neenah Paper, Inc.                                                 7,684      517,978             0.0%
            Newmont Mining Corp.                                              48,146      936,921             0.0%
*           Northern Technologies International Corp.                          3,035       54,478             0.0%
            Nucor Corp.                                                       83,945    3,550,874             0.1%
            Olin Corp.                                                        69,801    1,338,783             0.0%
#           Olympic Steel, Inc.                                                9,986       95,566             0.0%
#           PH Glatfelter Co.                                                 50,600      981,640             0.0%
#           PolyOne Corp.                                                      5,174      173,019             0.0%
            Reliance Steel & Aluminum Co.                                     93,801    5,624,308             0.1%
*           Resolute Forest Products, Inc.                                     1,817       13,573             0.0%
#           Schnitzer Steel Industries, Inc. Class A                             400        6,744             0.0%
            Sensient Technologies Corp.                                       38,101    2,486,852             0.1%
            Steel Dynamics, Inc.                                              94,919    1,753,154             0.0%
#*          Stillwater Mining Co.                                             55,630      519,584             0.0%
            SunCoke Energy, Inc.                                              62,210      308,562             0.0%
            Synalloy Corp.                                                     5,144       44,856             0.0%
            Tredegar Corp.                                                    27,973      398,895             0.0%
#           Tronox, Ltd. Class A                                               1,600        9,936             0.0%
#*          Universal Stainless & Alloy Products, Inc.                         6,269       54,540             0.0%
            Vulcan Materials Co.                                              58,246    5,625,399             0.1%
            Wausau Paper Corp.                                                 9,413       96,107             0.0%
            Westlake Chemical Corp.                                          158,152    9,531,821             0.2%
            WestRock Co.                                                     200,591   10,783,772             0.2%
#           Worthington Industries, Inc.                                      47,320    1,452,724             0.0%
                                                                                     ------------             ---
Total Materials                                                                       130,435,325             2.4%
                                                                                     ------------             ---
Other -- (0.0%)
(degrees)#  Gerber Scientific, Inc. Escrow Shares                             47,409           --             0.0%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                                                                          PERCENTAGE
                                                                                SHARES       VALUE+     OF NET ASSETS**
                                                                              ---------- -------------- ---------------
Other -- (Continued)
(degrees)    Petrocorp, Inc. Escrow Shares                                           900 $           --             0.0%
                                                                                         --------------           -----
Total Other                                                                                          --             0.0%
                                                                                         --------------           -----
Telecommunication Services -- (3.9%)
             AT&T, Inc.                                                        5,441,020    182,328,580             3.4%
#            Atlantic Tele-Network, Inc.                                              84          6,419             0.0%
             CenturyLink, Inc.                                                   512,432     14,455,707             0.3%
             Frontier Communications Corp.                                       696,949      3,582,318             0.1%
#*           General Communication, Inc. Class A                                  45,867        934,081             0.0%
#*           Iridium Communications, Inc.                                         14,800        121,508             0.0%
             Lumos Networks Corp.                                                    500          6,480             0.0%
#*           ORBCOMM, Inc.                                                        44,499        264,324             0.0%
#*           Premiere Global Services, Inc.                                        2,000         27,360             0.0%
#            Shenandoah Telecommunications Co.                                    56,354      2,636,804             0.0%
             Spok Holdings, Inc.                                                  12,522        225,772             0.0%
#*           Sprint Corp.                                                        422,600      1,998,898             0.0%
*            T-Mobile US, Inc.                                                   113,786      4,311,352             0.1%
             Telephone & Data Systems, Inc.                                      111,207      3,184,969             0.1%
#*           United States Cellular Corp.                                          7,591        309,257             0.0%
             Verizon Communications, Inc.                                        187,958      8,811,471             0.2%
#*           Vonage Holdings Corp.                                                85,934        521,619             0.0%
                                                                                         --------------           -----
Total Telecommunication Services                                                            223,726,919             4.2%
                                                                                         --------------           -----
Utilities -- (0.1%)
*            Calpine Corp.                                                        62,921        975,905             0.0%
             Consolidated Water Co., Ltd.                                          6,656         73,682             0.0%
             NRG Energy, Inc.                                                    263,762      3,399,892             0.1%
#            Ormat Technologies, Inc.                                             20,134        759,454             0.0%
#            UGI Corp.                                                            78,988      2,896,490             0.1%
                                                                                         --------------           -----
Total Utilities                                                                               8,105,423             0.2%
                                                                                         --------------           -----
TOTAL COMMON STOCKS                                                                       5,346,276,685           100.0%
                                                                                         --------------           -----
RIGHTS/WARRANTS -- (0.0%)
(degrees)*   Leap Wireless International, Inc. Contingent Value Rights             8,393         15,863             0.0%
(degrees)#*  Magnum Hunter Resources Corp. Warrants 04/15/16                       8,220             --             0.0%
(degrees)*   Safeway Casa Ley Contingent Value Rights                            157,807        160,158             0.0%
(degrees)*   Safeway PDC, LLC Contingent Value Rights                            157,807          7,701             0.0%
                                                                                         --------------           -----
TOTAL RIGHTS/WARRANTS                                                                           183,722             0.0%
                                                                                         --------------           -----
TOTAL INVESTMENT SECURITIES                                                               5,346,460,407
                                                                                         --------------
TEMPORARY CASH INVESTMENTS -- (0.1%)
             State Street Institutional Liquid Reserves, 0.140%                3,231,849      3,231,849             0.1%
                                                                                         --------------           -----
SECURITIES LENDING COLLATERAL -- (6.3%)
(S)@         DFA Short Term Investment Fund                                   31,241,165    361,460,279             6.7%
                                                                                         --------------           -----
TOTAL INVESTMENTS -- (100.0%) (Cost $3,382,943,498)                                      $5,711,152,535           106.8%
                                                                                         ==============           =====

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


Summary of the Series' investments as of October 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                                      INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                                 --------------------------------------------------
                                                                    LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                                                                 -------------- ------------ ------- --------------
Common Stocks
   Consumer Discretionary                                        $1,008,822,964           --   --    $1,008,822,964
   Consumer Staples                                                 423,884,025           --   --       423,884,025
   Energy                                                           746,283,815           --   --       746,283,815
   Financials                                                     1,029,981,744           --   --     1,029,981,744
   Health Care                                                      610,698,670           --   --       610,698,670
   Industrials                                                      707,434,074           --   --       707,434,074
   Information Technology                                           456,903,726           --   --       456,903,726
   Materials                                                        130,435,325           --   --       130,435,325
   Other                                                                     --           --   --                --
   Telecommunication Services                                       223,726,919           --   --       223,726,919
   Utilities                                                          8,105,423           --   --         8,105,423
Rights/Warrants                                                              -- $    183,722   --           183,722
Temporary Cash Investments                                            3,231,849           --   --         3,231,849
Securities Lending Collateral                                                --  361,460,279   --       361,460,279
                                                                 -------------- ------------   --    --------------
TOTAL                                                            $5,349,508,534 $361,644,001   --    $5,711,152,535
                                                                 ============== ============   ==    ==============

(b)  Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11. CONTROLS AND PROCEDURES.

    (a) Based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-CSR (the "Report"), the Registrant's Principal Executive Officer and Principal Financial Officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's officers that are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure.

          The Registrant's management, including the Principal Executive Officer and the Principal Financial Officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

    (b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the second fiscal quarter of the period covered by this Report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

    (a)(1) Code of Ethics is filed herewith.

    (a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

    (a)(3) This item is not applicable.

    (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dimensional Investment Group Inc.

By:  /s/ David G. Booth
     ---------------------------------
     David G. Booth
     Chairman, Director, President and
     Co-Chief Executive Officer

Date: January 7, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By:  /s/ David G. Booth
     ---------------------------------
     David G. Booth
     Principal Executive Officer
     Dimensional Investment Group Inc.

Date: January 7, 2016


By:  /s/ David R. Martin
     ---------------------------------
     David R. Martin
     Principal Financial Officer
     Dimensional Investment Group Inc.

Date: January 7, 2016